UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5028

PIMCO Funds: Pacific Investment Management Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: March 31

Date of reporting period: April 1, 2003–September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PIMCO Funds: Pacific Investment Management Series

Share Classes Ins Institutional Adm Administrative	SEMI-ANNUAL REPORT September 30, 2003

The Semi-Annual Report for the PIMCO Total Return Fund is printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series. During the Trust’s fiscal half year, assets grew by more than $9 billion to finish the six-month period ended September 30, 2003 at over $144 billion.

Most investment grade bonds lost ground during the period because of a sharp rise in interest rates in July, the worst month for the U.S. government bond market in more than 23 years. Yields on benchmark 10-year Treasuries soared more than 1.3% in July, reversing a rally that had seen the 10-year yield plunge to a 45-year low, near 3%, in June. Though bonds bounced back in August and September, the damage in July was enough to hamper returns for the broad market, as the Lehman Brothers Aggregate Bond Index posted a gain of only 2.35% for the six-month period.

July’s advance in yields came amid expectations for stronger economic growth in the second half of 2003 and worries about higher interest rates. One trigger for the sell-off was a suggestion by the Federal Reserve that it was less inclined to pursue a so-called “unconventional” approach to reflating the economy than it had previously led investors to believe. Demand for Treasuries fell because this approach involves driving down longer-term interest rates by purchasing Treasuries farther out the yield curve.

The 10-year Treasury yield finished the six-month period at 3.94%, up 0.14% from the prior period and not far from where it started the year. Bonds bounced back later in the third quarter as lingering manufacturing overcapacity, continuing weak labor markets and faster productivity growth gave investors confidence that inflation would remain well-contained. U.S. corporate managers, still unsure about the country’s economic growth, remained cautious about investment and hiring. This approach contributed to rapid labor productivity growth, as companies squeezed more out of their existing capital stock and employees. In a soft labor market, companies captured the gains from this enhanced productivity in the form of higher profits.

On the following pages you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimcoadvisors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

9.30.03 I PIMCO Funds Semi-Annual Report	1

PIMCO All Asset Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
All Asset Fund Institutional Class	6.84%	16.42%	19.35%
All Asset Fund Administrative Class	6.76%	—	9.67%
Lehman Brothers Global Real 1-10 Year U.S. TIPS Index	3.28%	7.25%	—
All Asset Benchmark Composite Index	7.49%	14.30%	—
Lipper Flexible Portfolio Fund Average	13.86%	17.28%	—
* Annualized for Fund in existence at least one year, otherwise cumulative

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•     The All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of Funds offered in the PIMCO Funds: Pacific Investment Management Series.

•    For the six months ended September 30, 2003, the Fund’s Institutional Class shares returned 6.84%, versus the 3.28% return of its primary benchmark, the Lehman Brothers Global Real 1-10 year U.S. TIPS Index.

•    PIMCO has identified 12 core funds on which the All Asset Fund will focus.

•    The equally weighted average of the benchmarks of the 12 core funds returned 7.49% for the six months ended September 30, 2003.

•    In comparison, the equally weighted average of the 12 core funds returned 8.21% for the same period. The average performance of the 12 funds outperformed the average performance of the 12 benchmarks by 0.72%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•    An underweight to equity strategies and commodities were the main detractors from performance as the S&P 500 Index and the DJ-AIG Total Return Commodity Index outperformed the average performance of the 12 benchmarks.

•    An overweight to TIPS strategies was a negative, as TIPS underperformed the average performance of the 12 benchmarks.

•    An underweight to U.S. bonds was a positive for performance.

•    On September 30, 2003, the All Asset Fund had a targeted allocation of approximately 14% to PIMCO funds representing equity strategies; 61% to funds representing real return strategies; 4% to global bond strategies; and 13% to U.S. bond strategies; the balance was in other bond strategies, such as convertibles and short-term strategies.

2	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO California Intermediate Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
California Intermediate Municipal Bond Fund Institutional Class	0.94%	0.55%	5.95%
California Intermediate Municipal Bond Fund Administrative Class	0.82%	0.29%	5.65%
Lehman Brothers Intermediate California Municipal Bond Index	2.80%	2.94%	—
Lipper California Intermediate Municipal Debt Fund Average	1.87%	1.66%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•     The California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•    The Fund’s Institutional Class shares returned 0.94% for the six-month period ended September 30, 2003, versus the 2.80% return of its benchmark, the Lehman Brothers Intermediate California Municipal Bond Index. The average return for the Lipper CA Intermediate Municipal Debt Fund Average, consisting of CA municipal funds with average maturities between 5 and 10 years, was 1.87% for the same period.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•    Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•    The Fund’s average credit quality was A+, versus the benchmark’s average quality of AA-.

•    The SEC yield of the Fund’s Institutional Class Shares, after fees on September 30, 2003, was 3.75%, which is equivalent to 6.32% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•    Exposure to tobacco securitization debt helped performance, as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

9.30.03 I PIMCO Funds Semi-Annual Report	3

PIMCO California Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
California Municipal Bond Fund Institutional Class	1.25%	1.07%	7.67%
California Municipal Bond Fund Adminstrative Class	1.13%	0.83%	3.72%
Lehman Brothers California Insured Municipal Bond Index	2.13%	2.83%	—
Lipper California Municipal Debt Fund Average	1.93%	1.60%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

$5,000,000 invested at the inception date of the Fund

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•    The Fund’s Institutional Class shares returned 1.25% for the six-month period ended September 30, 2003 versus the 2.13% return of its benchmark, the Lehman Brothers California Insured Municipal Bond Index. The average return for the Lipper CA Municipal Debt Fund Average, consisting of CA municipal funds with average maturities of 10 years or more, was 1.93% for the same period.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•    Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•    The Fund’s average credit quality was AA versus the benchmark’s average quality of AAA.

•    The SEC yield of the Fund’s Institutional Class Shares, after fees on September 30, 2003, was 3.39%, equivalent to 5.72% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•    Exposure to tobacco securitization debt helped performance, as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

4	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO CommodityRealReturn Strategy Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
CommodityRealReturn Strategy Fund Institutional Class	10.83%	21.61%	33.14%
CommodityRealReturn Strategy Fund Administrative Class	10.58%	—	3.28%
Dow Jones-AIG Commodity Index Total Return	7.37%	15.04%	—
Lipper Specialty/Miscellaneous Fund Average	20.10%	20.74%	—

* Annualized for Fund in existence at least one year, otherwise cumulative

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•    For the six months ended September 30, 2003 the Fund’s Institutional Class shares returned 10.83%, versus the 7.37% return of the Fund’s benchmark, the Dow Jones-AIG Commodity Index Total Return (“DJAIGCITR”).

•    The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double realTM” strategy.

•    The primary reason for the Fund’s out performance was that TIPS significantly outperformed the T-Bill rate embedded in the benchmark.

•    For the six-month period, real yields decreased by 0.14%, compared to a 0.01% rise for conventional U.S. Treasury issues of similar maturity.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003 was 2.32%.

•    The effective duration of the Fund was 7.12 years on September 30, 2003, compared to a duration of 7.38 years for the Lehman Global Real: U.S. TIPS Index (Lehman TIPS Index).

•    The Fund’s duration was shorter than the Lehman TIPS Index for the period, which was negative for performance as real yields dropped.

•    The Fund was overweight shorter maturity TIPS during the period. This was positive for performance compared to the Lehman TIPS Index, as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•    The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•    Option writing added income to the portfolio, as rates stayed within our forecasted range.

•    A small allocation to corporate bonds was positive, as corporate securities generally outperformed TIPS.

•    Emerging market bonds helped returns, as improved credit quality and a broader investor base sustained their rally.

•    The Fund kept its commodity exposure at benchmark levels.

9.30.03 I PIMCO Funds Semi-Annual Report	5

PIMCO Convertible Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Convertible Fund Institutional Class	15.22%	19.42%	6.09%
Convertible Fund Administrative Class	15.02%	18.63%	-4.16
Merrill Lynch All Convertibles Index	13.71%	27.50%	—
Lipper Convertible Securities Fund Average	13.75%	23.24%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

•    The Fund’s Institutional Class shares returned 15.22% for the six-month period ended September 30, 2003 outperforming the Merrill Lynch All Convertibles Index, which returned 13.71%.

•    The Fund’s delta strategy, or sensitivity to underlying stock prices, was negative for performance. Lower equity sensitivity proved negative as stocks rallied during the period. Underlying shares of convertible securities, represented by the Merrill Lynch All Convertibles Index, returned 40% for the six months ended September 30, 2003.

•    An overweight to high-quality securities and an underweight to speculative-grade securities detracted from returns. High yield spreads continued to contract during the period as high yield convertibles, represented by the Merrill Lynch All Speculative Grade Index, returned 19%.

•    Holdings of 10-year Treasury bonds hurt returns, as government bonds did not keep pace with convertible securities.

•    A lower relative duration, or sensitivity to interest rates, was positive for performance as rates rose across most maturities.

•    Sector strategies were negative; we were underweight technology by 15-20% during the period. Tech continued to rebound and was one of the best performing sectors during the period.

6	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Diversified Income Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

Since Inception*
Diversified Income Fund Institutional Class	5.08%

* Cumulative

All Fund returns are net of fees and expenses

PORTFOLIO INSIGHTS

•    The investment objective of the Diversified Income Fund is to seek maximum total return, consistent with prudent investment management.

•    The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    From the Fund’s inception date on July 31, 2003 through September 30, 2003, the Institutional Class shares delivered a total return of 5.08%.

•    The Fund’s benchmark is a blend of the Lehman Brothers Global Aggregate Index—Credit Component (33%), the Merrill Lynch Global High Yield BB-B Rated Index (33%) and the J.P. Morgan Emerging Markets Bond Global Index (33%). During the period from July 31, 2003 through September 30, 2003, the benchmark returned 4.12%.

•    The average portfolio duration of the Fund will normally vary within a three-to eight-year range based on PIMCO’s forecast for interest rates.

•    The Fund may invest substantially all of its assets in high yield securities rated below investment grade, subject to a maximum of 10% of its assets in securities rated below B by Moody’s. In addition, the Fund may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

•    The Fund may invest up to 20% of its assets in securities denominated in non-U.S. currencies, and may invest beyond this limit in U.S. Dollar-denominated securities of non-U.S. issuers.

9.30.03 I PIMCO Funds Semi-Annual Report	7

PIMCO Emerging Markets Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Emerging Markets Bond Fund Institutional Class	13.42%	46.63%	24.17%	14.09%
Emerging Markets Bond Fund Administrative Class	13.28%	46.28%	23.87%	23.85%
J.P. Morgan Emerging Markets Bond Index Global	12.57%	35.03%	16.86%	—
J.P. Morgan Emerging Markets Bond Index Plus	13.73%	40.20%	17.31%	—
Lipper Emerging Markets Debt Fund Average	13.73%	38.91%	19.18%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•    The Fund’s Institutional Class shares returned 13.42% for the six-month period ended September 30, 2003, outperforming the J.P. Morgan Emerging Markets Bond Index Global return of 12.57%.

•    Lipper ranked the PIMCO Emerging Market Bond Fund #1 for the three-year period and #6 for the one-year period ended September 30, 2003 for mutual funds in the Emerging Market Debt Category.

•    Duration and yield curve positioning within the higher quality segment of the market added to relative performance.

•    An overweight position in Brazil added significantly to relative performance.

•    An overweight in Ecuador boosted performance following continued cooperation with the IMF on fiscal policy and the high level of oil prices.

•    Avoidance of countries with weak fundamentals detracted from performance as strong inflows into these issues overwhelmed weakened credit quality.

•    However, our continued avoidance of Argentina was positive as expectations for the timing and ultimate recovery value for bondholders were materially reduced.

8	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO European Convertible Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
European Convertible Fund Institutional Class	13.70%	25.72%	8.74%
UBS All European Convertible Index	12.61%	27.16%	—
Lipper Convertible Securities Fund Average	13.75%	23.24%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The European Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of European convertible securities.

•    The Fund’s Institutional Class shares returned 13.70% for the six-month period ended September 30, 2003, outperforming the UBS All European Convertible Index which returned 12.61% for the period.

•    The Fund’s higher than index delta, or sensitivity to price movements in the underlying stock prices, helped returns amid a rebound in global equity prices.

•    Holdings in Non-European convertibles hurt performance. European Convertibles outperformed most other regions, particularly the U.S.

•    Non-U.S. dollar currency exposure was neutral for performance as we maintained an index weighting to the Euro, Sterling and Swiss Franc.

•    Below-Index exposure to France, Germany and Italy was negative as convertibles in these three countries performed the best.

9.30.03 I PIMCO Funds Semi-Annual Report	9

PIMCO Foreign Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Foreign Bond Fund Institutional Class	1.16%	6.21%	6.47%	8.55%	9.13%
Foreign Bond Fund Administrative Class	1.03%	5.95%	6.24%	—	7.11%
J.P. Morgan Non-U.S. Index (Hedged)	0.53%	3.50%	5.56%	7.84%	—
Lipper International Income Fund Average	6.77%	15.78%	5.50%	6.23%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Fund’s Institutional Class shares returned 1.16% for the six-month period ended September 30, 2003, outperforming the 0.53% return of the J.P. Morgan Non-U.S. Index (Hedged).

•    An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•    An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ended September 30, 2003.

•    Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•    Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•    An allocation to real return bonds was positive, as longer maturity real yields rose less than Treasuries, which were more volatile during the period.

•    An underweight to the U.S. Dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

10	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Global Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Global Bond Fund Institutional Class	6.69%	17.20%	6.28%	7.51%
Global Bond Fund Administrative Class	6.58%	16.94%	6.02%	6.46%
J.P. Morgan Global Index (Unhedged)	5.84%	13.95%	5.25%	—
Lipper Global Income Fund Average	6.08%	14.53%	5.68%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Global Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Fund’s Institutional Class shares returned 6.69% for the six-month period ended September 30, 2003, outperforming the 5.84% return of the J.P. Morgan Global Index (Unhedged).

•    An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•    An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ended September 30, 2003.

•    Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•    Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•    An allocation to real return bonds was positive as longer maturity real yields rose less than more volatile Treasuries.

•    An underweight to the U.S. dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

9.30.03 I PIMCO Funds Semi-Annual Report	11

PIMCO Global Bond Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Global Bond Fund II Institutional Class	1.38%	6.34%	6.69%	7.00%
J.P. Morgan Global Index (Hedged)	0.87%	3.47%	5.78%	—
Lipper Global Income Fund Average	6.08%	14.53%	5.68%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Global Bond Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•    The Fund’s Institutional Class shares returned 1.38% for the six-month period ended September 30, 2003, outperforming the 0.87% return of the J.P. Morgan Global Index (Hedged).

•    An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•    An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ended September 30, 2003.

•    Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•    Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•    An allocation to real return bonds was positive as longer maturity real yields rose less than more volatile Treasuries.

•    An underweight to the U.S. dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

12	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO GNMA Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
GNMA Fund Institutional Class	1.56%	3.75%	7.48%	7.81%
Lehman Brothers GNMA Index	0.97%	3.25%	6.48%	—
Lipper GNMA Fund Average	0.75%	2.62%	5.59%	—

* Annualized

Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•    The Fund’s Institutional Class shares outperformed the Lehman Brothers GNMA Index by 0.59% for the six-month period ended September 30, 2003, returning 1.56% versus the 0.97% return of the benchmark.

•    Above benchmark duration was positive early in the period as yields declined, however, near-benchmark duration was neutral in the latter half as yields rose across the maturity spectrum.

•    An underweight to the 15-year Mortgage-Backed Securities sector was slightly negative as these issues moderately outpaced their 30-year counterparts.

•    An overweight to 30-year 6% coupons was positive as fuller coupons outperformed the coupon stack.

•    Investment in adjustable rate mortgages was positive as these issues provided stable returns later in the period as rates rose.

•    The strategy of buying GNMAs forward and investing the remaining cash in short duration instruments added to returns.

9.30.03 I PIMCO Funds Semi-Annual Report	13

PIMCO High Yield Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
High Yield Fund Institutional Class	9.87%	27.48%	5.28%	8.05%	8.75%
High Yield Fund Administrative Class	9.74%	27.18%	5.03%	—	8.15%
Merrill Lynch U.S. High Yield BB-B Rated Index	10.33%	23.69%	4.20%	6.67%	—
Lipper High Current Yield Fund Average	11.34%	24.96%	2.83%	4.78%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•    The Fund’s Institutional Class shares returned 9.87% for the semi-annual period ended September 30, 2003 compared to the 10.33% return of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•    The Fund’s exposure to BBB-rated issues detracted from returns as these issues underperformed all lower quality tiers.

•    Exposure to HealthSouth over the period was a notable contributor to performance, as these bonds have improved significantly from their lows earlier in the year, when alleged accounting fraud weighed heavily on the company.

•    An underweight to metals and mining was a positive for relative performance as this sector, which prior to this time period was bolstered by the safe-harbor war premium associated with the war in Iraq, was one of the worst performing for the period.

•    With transportation outperforming all other high sectors, led by the reviving airline bonds, an underweight to this category weighed down heavily on relative performance.

•    Modest holdings of emerging market bonds were a significant contributor to performance, as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

14	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Investment Grade Corporate Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Investment Grade Corporate Bond Fund Institutional Class	5.52%	14.19%	11.89%
Investment Grade Corporate Bond Fund Administrative Class	5.39%	13.91%	13.91%
Lehman Brothers Credit Investment Grade Index	4.65%	10.47%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities.

•    The Fund’s Institutional Class shares returned 5.52% for the semi-annual period ended September 30, 2003, compared to the 4.65% return of the Fund’s benchmark, the Lehman Brothers Credit Investment Grade Index.

•    An emphasis on BBB-rated issues added to returns, as the upper tiers of the market underperformed their lower quality counterparts amidst the return of investors’ risk appetites.

•    An overweight to the telecom sector was positive for performance as the sector performed strongly in the beginning of the period.

•    Exposure to lower-rated airline bonds was a boost for returns, as these issues continued recovering from prior setbacks, including the war in Iraq and the outbreak of SARS.

•    An overweight to the automotive sector was positive for relative performance, as this sector led investment-grade returns in the third quarter.

•    Emerging market bonds helped returns as improved credit quality and a broader investor base sustained their rally during the six-month period.

9.30.03 I PIMCO Funds Semi-Annual Report	15

PIMCO Long-Term U.S. Government Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Long-Term U.S. Government Fund Institutional Class	2.75%	4.89%	7.30%	8.60%	11.12%
Long-Term U.S. Government Fund Administrative Class	2.62%	4.64%	7.03%	—	9.37%
Lehman Brothers Long-Term Treasury Index	2.26%	3.66%	6.53%	7.86%	—
Lipper General U.S. Government Fund Average	0.79%	2.23%	5.13%	5.66%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•    The Fund’s Institutional Class shares outperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 2.75% for the semi-annual period ended September 30, 2003, compared to the 2.26% return of the Index.

•    Tactical duration adjustments amid interest rate volatility favorably positioned the Fund and enhanced performance.

•    A focus on intermediate maturities was positive, as rates did not increase as much along this part of the yield curve.

•    Modest holdings of longer duration structured mortgages detracted from performance as mortgages were adversely affected by historically high levels of volatility.

•    An allocation to longer duration corporates enhanced portfolio performance; credit sensitive assets continued to perform strongly amid signs of strength in the economy.

•    An allocation to real return bonds and municipal bonds helped returns in the latter part of the six-month period; these less volatile assets outperformed amid rising rates.

16	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Low Duration Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund Institutional Class	1.34%	4.83%	6.01%	6.43%	7.61%
Low Duration Fund Administrative Class	1.22%	4.57%	5.75%	—	6.85%
Merrill Lynch 1-3 Year Treasury Index	1.15%	2.62%	5.50%	5.72%	—
Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	5.19%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Fund’s Institutional Class shares returned 1.34% for the six-month period ended September 30, 2003, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 1.15%.

•    The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•    The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•    An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•    The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

•    Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to its relatively high yields and improving credit quality.

•    Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, was neutral for performance.

9.30.03 I PIMCO Funds Semi-Annual Report	17

PIMCO Low Duration Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Low Duration Fund II Institutional Class	0.43%	2.98%	5.55%	5.91%	6.24%
Low Duration Fund II Administrative Class	0.31%	2.73%	5.29%	—	5.58%
Merrill Lynch 1-3 Year Treasury Index	1.15%	2.62%	5.50%	5.72%	—
Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	5.19%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•    The Fund’s Institutional Class shares returned 0.43% for the six-month period ended September 30, 2003, underperforming the Merrill Lynch 1-3 Year Treasury Index return of 1.15%.

•    The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•    The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•    An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•    The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

18	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Low Duration Fund III

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Low Duration Fund III Institutional Class	0.78%	4.56%	5.95%	6.28%
Low Duration Fund III Administrative Class	0.65%	4.30%	—	5.91%
Merrill Lynch 1-3 Year Treasury Index	1.15%	2.62%	5.50%	—
Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•    The Fund’s Institutional Class shares returned 0.78% for the six-month period ended September 30, 2003, underperforming the Merrill Lynch 1-3 Year Treasury Index return of 1.15%.

•    The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•    The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•    An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•    The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

•    Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to its relatively high yields and improving credit quality.

•    Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, was neutral for performance.

9.30.03 I PIMCO Funds Semi-Annual Report	19

PIMCO Moderate Duration Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Moderate Duration Fund Institutional Class	2.76%	9.03%	7.14%	7.61%
Lehman Brothers Intermediate Government/Credit Bond Index	2.70%	6.01%	6.70%	—
Lipper Short Intermediate Investment Grade Debt Fund Average	1.90%	4.47%	5.75%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Fund’s Institutional Class shares outperformed the Lehman Brothers Intermediate Government/Credit Bond Index for the six-month period ended September 30, 2003, returning 2.76%, versus the 2.70% return for the Index.

•    The Fund’s below-benchmark duration hurt performance, especially in September, as a strong rally during the month dominated the benefits of being underweight duration over the rest of the period. The Fund’s yield curve positioning was neutral for performance for the six-month period.

•    An emphasis on mortgages was positive for performance, as the sector performed very strongly in August, more than compensating for losses earlier in the summer.

•    A corporate underweight was negative as rising profits stimulated investor demand; however, positive security selection of auto and telecom issues more than offset this impact.

•    Non-U.S. holdings, mainly Eurozone exposure, helped returns as yields on these assets rose less than Treasuries.

•    Emerging market bonds helped returns, as improved credit quality and a broader investor base sustained their rally.

20	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Money Market Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	7 - Day Yield	30-Day Yield	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Money Market Fund Institutional Class	0.66%	0.69%	0.41%	0.98%	3.68%	4.37%	4.29%
Money Market Fund Administrative Class	0.41%	0.44%	0.29%	0.72%	3.43%	—	4.21%
Citigroup 3-Month Treasury Bill Index	—	—	0.53%	1.22%	3.68%	4.36%	—
Lipper Institutional Money Market Fund Average	—	—	0.39%	0.94%	3.68%	4.40%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•    The Fund’s Institutional Class shares returned 0.41% for the semi-annual period ended September 30, 2003, underperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•    The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to high liquidity, attractive yields and limited credit risks.

•    High quality (A1/P1) commercial paper yields fell approximately 0.10% for three-month maturities, reflecting the Federal Reserves decision to keep fed funds rates at low levels.

•    Three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.20% on September 30, 2003.

•    The SEC 7-day and 30-day yields for the Fund’s Institutional Class Shares were 0.66% and 0.69%, respectively, as of September 30, 2003.

9.30.03 I PIMCO Funds Semi-Annual Report	21

PIMCO Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Municipal Bond Fund Institutional Class	2.24%	2.08%	4.98%	5.36%
Municipal Bond Fund Administrative Class	2.11%	1.82%	4.72%	4.72%
Lehman Brothers General Municipal Bond Index	2.66%	3.89%	5.67%	—
Lipper General Municipal Debt Fund Average	2.57%	2.90%	4.23%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The Fund’s Institutional Class shares returned 2.24% for the six-month period ended September 30, 2003, versus the 2.66% return of the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index. The return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of 10 years or greater, was 2.57% for the same period.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•    Underweight in intermediate and long maturities was negative as longer maturities outperformed short maturities.

•    The Fund’s average credit quality was AA versus the benchmark’s average quality of AA.

•    The SEC yield of the Fund’s Institutional Class Shares, after fees on September 30, 2003, was 3.83%, equivalent to 5.89% on a fully tax-adjusted basis with a federal tax rate of 35%.

•    Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

22	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO New York Municipal Bond Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
New York Municipal Bond Fund Institutional Class	2.47%	3.28%	7.91%
Lehman Brothers New York Insured Municipal Bond Index	2.73%	4.31%	—
Lipper New York Municipal Debt Fund Average	2.54%	2.75%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•    The Fund’s Institutional Class shares returned 2.47% for the six-month period ended September 30, 2003 versus 2.73% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index. The average return for the Lipper NY Municipal Debt Fund Average, consisting of NY municipal funds with average maturities of 10 years or more, was 2.54% for the same period.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•    An underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•    The Fund’s average credit quality averaged AA+ at the end of the fiscal year, versus the benchmark’s average quality of AAA.

•    The SEC yield of the Fund’s Institutional Class Shares, after fees on September 30, 2003, was 3.39%, equivalent to 5.79% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 6.45%.

•    Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    The Lehman Brothers New York Municipal Bond Index outperformed the Lehman Brothers Municipal Bond Index 2.70% to 2.66% for the six-month period ended September 30, 2003. The benchmarks represent the municipal bond markets in New York and the U.S., respectively.

9.30.03 I PIMCO Funds Semi-Annual Report	23

PIMCO Real Return Asset Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Real Return Asset Fund Institutional Class	6.24%	9.77%	13.16%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	4.93%	7.68%	—
Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•    For the six months ended September 30, 2003, the Fund’s Institutional Class shares returned 6.24%, versus the 4.93% return of the Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index.

•    For the six months ended September 30, 2003, real yields on long maturity TIPS decreased by 0.16%, compared to the 0.05% rise for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.52% at September 30, 2003 for the 30-year maturity. This compares to a breakeven yield of 2.31% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•    The effective duration of the Fund was 12.67 years on September 30, 2003, compared to the benchmark’s duration of 13.91 years.

•    The Fund’s duration was shorter than the benchmark for the period, which was negative for performance as real yields dropped.

•    The Fund empasized shorter maturity TIPS. This was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•    The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•    Option writing added income to the portfolio as rates stayed within our forecasted range.

•    Emerging market bonds helped returns as improved credit quality and a broader investor based sustained their rally.

•    A small commodity position was a positive for performance as the Dow Jones AIG Commodity Index outperformed long maturity TIPS for the quarter.

24	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Real Return Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Real Return Fund Institutional Class	4.58%	7.86%	10.28%	9.09%
Real Return Fund Administrative Class	4.45%	7.57%	—	11.37%
Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	9.11%	—
Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	8.18%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Real Return Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•    For the six months ended September 30, 2003, the Fund’s Institutional Class shares returned 4.58%, versus the 3.73% return of the Fund’s benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•    For the six months ended September 30, 2003, real yields decreased by 0.14%, compared to the 0.01% rise for conventional U.S. Treasury issues of similar maturites.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•    The effective duration of the Fund was 7.36 years on September 30, 2003, compared to the benchmark’s duration of 7.38 years.

•    The Fund’s duration was slightly longer than the benchmark for the period, which was positive for performance as real yields dropped.

•     The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•     The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•    Option writing added income to the portfolio as rates stayed within our forecasted range.

•    A small allocation to corporate bonds was positive as corporate securities generally outperformed TIPS.

•    An allocation to Non-U.S. bonds was negative to performance as yields on U.S. Treasuries fell further than yields on Non-U.S. Government securities.

9.30.03 I PIMCO Funds Semi-Annual Report	25

PIMCO Real Return Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Real Return Fund II Institutional Class	3.98%	7.04%	13.68%
Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	—
Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Real Return Fund II seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. government and non-U.S. governments, their agencies or instrumentalities, and corporations with quality and U.S. dollar-denominated security restrictions.

•    For the six months ended September 30, 2003, the Fund’s Institutional Class returned 3.98%, versus the 3.73% return of the Lehman Brothers Global Real: U.S. TIPS Index.

•    For the six months ended September 30, 2003, real yields decreased by 0.14%, compared to the 0.01% rise for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•    The effective duration of the Fund was 7.40 years on September 30, 2003, compared to the benchmark’s duration of 7.38 years.

•    The Fund’s duration was shorter than the benchmark for most of the second quarter, which was negative for performance as real yields dropped during that period.

•    The Fund was overweight longer maturity TIPS. This was positive for performance during the second quarter compared to the benchmark as yields on longer maturity TIPS fell further than yields on shorter maturity TIPS during this period. The gains from this strategy during the second quarter more than offset losses from the same strategy during the third quarter as shorter maturity yield then fell the furthest.

•    Option writing added income to the portfolio as rates stayed within our forecasted range.

•    Emerging market bonds helped returns as improved credit quality and a broader investor based sustained their rally.

26	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Short Duration Municipal Income Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Short Duration Municipal Income Fund Institutional Class	1.25%	2.00%	4.03%
Short Duration Municipal Income Fund Administrative Class	1.12%	—	2.61%
Lehman Brothers 1-Year Municipal Bond Index	1.13%	2.34%	—
Lipper Short Municipal Debt Fund Average	1.31%	2.28%	—

* Annualized for Fund in existence at least one year, otherwise cumulative

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•    The Fund’s Institutional Class shares returned 1.25% for the six-month period ended September 30, 2003 versus the 1.13% return of the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index. The average return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was 1.31% for the same period.

•    The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•    Broader than benchmark yield curve positioning was positive as intermediate and long maturities outperformed short maturities.

•    The Fund’s average credit quality averaged AAA versus the benchmark’s average quality of AA.

•    The SEC yield of the Fund’s Institutional Class Shares, after fees on September 30, 2003, was 1.87%, equivalent to 2.88% on a fully tax-adjusted basis with a federal tax rate of 35%.

•    Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

9.30.03 I PIMCO Funds Semi-Annual Report	27

PIMCO Short-Term Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Short-Term Fund Institutional Class	1.15%	3.84%	4.90%	5.58%	6.04%
Short-Term Fund Administrative Class	1.03%	3.58%	4.64%	—	5.20%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—
Lipper Ultra-Short Obligations Fund Average	0.72%	1.94%	4.31%	4.77%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Fund’s Institutional Class shares returned 1.15% for the semi-annual period ended September 30, 2003, outperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•    A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•    Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•    Corporate holdings provided attractive yields and positive price performance as rising profits stimulated investor demand.

•    Short-maturity European exposure was practically neutral, as holdings performed in line with comparable U.S. assets.

•    Eurodollar futures and written options strategies boosted returns.

•    Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

28	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO StocksPLUS Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
StocksPLUS Fund Institutional Class	18.21%	26.48%	1.87%	10.92%	11.11%
StocksPLUS Fund Administrative Class	18.09%	26.27%	1.49%	—	5.94%
S&P 500 Index	18.45%	24.39%	1.00%	10.05%	—
Lipper Large-Cap Core Fund Average	16.92%	20.86%	-0.01%	7.84%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•    The S&P 500 Index posted a total return of 18.45% for the six months ended September 30, 2003. The Fund’s Institutional Class shares delivered a total return of 18.21%, underperforming the S&P 500 Index modestly.

•    Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•    A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•    Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•    Corporate holdings provided attractive yields and positive price performance as rising profits stimulated investor demand.

•    Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•    Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

9.30.03 I PIMCO Funds Semi-Annual Report	29

PIMCO StocksPLUS Short Strategy Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

Since Inception*
StocksPLUS Short Strategy Fund Institutional Class	1.47%

* Cumulative

All Fund returns are net of fees and expenses

PORTFOLIO INSIGHTS

•    The investment objective of the StocksPLUS Short Strategy Fund is to seek total return through the implementation of short investment positions on the S&P 500 Index (the “Index”).

•    The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index.

•    The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions.

•    From the Fund’s inception date on July 23, 2003 through September 30, 2003, the Institutional Class shares delivered a total return of 1.47%.

•    The Fund’s benchmark is the inverse of the S&P 500 Index. During the period from July 31, 2003 through September 30, 2003, the benchmark returned -0.87%.

•    The average portfolio duration of the Fund will normally vary within a one-to six-year time frame based on PIMCO’s forecast for interest rates.

•    The Fund invests primarily in investment grade securities, but it may invest up to 10% of its assets in Fixed Income Securities rated lower than Baa by Moody’s.

•    The Fund may invest up to 20% of its assets in non-U.S. dollar-denominated Fixed Income Securities, and may invest beyond this limit in U.S. Dollar-denominated securities of non-U.S. issuers.

•    The Fund may invest up to 10% of its assets in securities of issuers based in countries with developing or “emerging market” economies.

30	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO StocksPLUS Total Return Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
StocksPLUS Total Return Fund Institutional Class	20.02%	29.77%	8.35%
S&P 500 Index	18.45%	24.39%	—
Lipper Large-Cap Core Fund Average	16.92%	20.86%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The StocksPLUS Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•    The S&P 500 Index posted a total return of 18.45% for the six months ended September 30, 2003. The Fund’s Institutional Class shares delivered a total return of 20.02%, outperforming the S&P 500 Index.

•    Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•    A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•    An allocation to TIPS was positive on a relative basis as inflation expectations rose given continued monetary and fiscal stimulus.

•    Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted from overall performance due to high levels of market volatility.

•    Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•    Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

9.30.03 I PIMCO Funds Semi-Annual Report	31

PIMCO Strategic Balanced Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Strategic Balanced Fund Institutional Class	12.02%	18.87%	4.02%	8.27%
Strategic Balanced Fund Administrative Class	11.81%	18.37%	—	0.21%
60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index	11.87%	16.84%	3.66%	—
S&P 500 Index	18.45%	24.39%	1.00%	—
Lipper Balanced Fund Average	12.59%	15.87%	3.02%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Strategic Balanced Fund seeks to achieve its investment objective by normally investing between 45% and 75% of its total assets in the StocksPLUS Fund and between 25% and 55% of its total assets in the Total Return Fund.

•    For the six-month period ended September 30, 2003, the Fund’s Institutional Class shares returned 12.02%, compared to the 11.87% return of the Fund’s benchmark, a blend of the S&P 500 Index (60%) and the Lehman Brothers Aggregate Bond Index (LBAG) (40%).

•    Asset allocation decisions had a marginally positive impact on the Fund’s returns due to the steady rise in the equity market and a small overweight in equities for the 6-month period.

•    The equity allocation, employing PIMCO’s StocksPLUS Fund, trailed the S&P 500 mainly due to the sharp rise in intermediate interest rates. The was mitigated by the yield premium of bonds backing the S&P 500 futures contracts, including BBB corporates, mortgages and emerging market bonds.

•    The fixed income allocation, utilizing the PIMCO Total Return Fund, slightly outperformed the LBAG. Interest rate decisions were negative, but they were mitigated by the outperformance of off-index positions in high yield, short maturity European bonds and emerging market debt.

32	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Total Return Fund II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund II Institutional Class	2.48%	6.22%	6.74%	7.26%	7.96%
Total Return Fund II Administrative Class	2.36%	5.96%	6.48%	—	8.40%
Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with quality and non-U.S. issuer restrictions.

•     The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.48%, versus the return of 2.35% for the Index.

•    The Fund maintained longer-than-Index duration during the period, which had a negative impact on returns as yields increased. An emphasis on longer maturities for most of the period hurt performance, as these yields increased the most.

•    A near-benchmark weighting in mortgages was neutral for performance.

•    A corporate underweight was negative as rising profits stimulated investor demand; however, positive security selection of auto and telecom issues more than offset this impact.

•    Allocations to real return and municipal bonds helped returns; these less volatile asset classes outperformed in a rising rate environment.

9.30.03 I PIMCO Funds Semi-Annual Report	33

PIMCO Total Return Fund III

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund III Institutional Class	2.77%	9.33%	7.06%	7.55%	8.81%
Total Return Fund III Administrative Class	2.64%	9.06%	6.78%	—	8.31%
Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities with prohibitions on firms engaged in socially sensitive practices.

•    The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.77% versus the return of 2.35% for the Index.

•    The Fund maintained longer-than-Index duration during the period, which had a negative impact on returns as yields increased. An emphasis on longer maturities for most of the period hurt performance, as these yields increased the most.

•    A near-benchmark weighting in mortgages was neutral for performance.

•    A corporate underweight was negative as rising profits stimulated investor demand, but positive security selection of auto and telecom issues more than offset this impact.

•    Non-U.S. holdings, mainly Eurozone exposure, boosted returns as yields on these assets rose less than Treasuries.

•    Emerging market bonds helped returns, as improved credit quality and a broader investor base sustained their rally.

34	PIMCO Funds Semi-Annual Report I 9.30.03

PIMCO Total Return Mortgage Fund

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Total Return Mortgage Fund Institutional Class	1.88%	4.53%	7.42%	7.96%
Total Return Mortgage Fund Adminstrative Class	1.75%	4.29%	—	6.86%
Lehman Brothers Mortgage Index	1.18%	3.50%	6.52%	—
Lipper U.S. Mortgage Fund Average	1.05%	3.03%	5.68%	—

* Annualized

All Fund returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•    The Fund’s Institutional Class shares returned 1.88% for the six-month period ended September 30, 2003, outperforming the Lehman Brothers Mortgage Index return of 1.18%.

•    The Fund’s duration position added to performance, as it was above-benchmark when yields declined early in the period and below-benchmark when yields rose.

•    A focus in lower coupons was positive, despite a significant underperformance in July, as these issues provided protection against record prepayments early in the period.

•    A focus in conventional (FHLMC & FNMA) securities was positive as these issues outpaced their GNMA counterparts.

•    An overweight to lower coupon 15-Year FNMA was positive as investors preferred their relatively stable cash flows.

•    The strategy of buying mortgages forward and investing the remaining cash in short duration instruments added to returns.

9.30.03 I PIMCO Funds Semi-Annual Report	35

Disclosure:

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. Each line graph assumes the investment of $5,000,000 at the beginning of the first full month following each Fund’s Institutional Class inception. The table below sets forth the inception dates for each Fund’s Institutional Class shares. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% of the Funds’ assets on an annualized basis. The table below also sets forth the inception dates for each Fund’s Administrative Class shares. A portion of the distributions made by the Foreign Bond Fund during fiscal year 2003 represented a tax return of capital. The return of capital distribution was the result of foreign currency losses realized during the year that reduced net investment income for federal income tax purposes.

Past rankings are no guarantee of future rankings. Lipper Analytical Services, Inc. ranked the Emerging Market Bond Fund’s Institutional Class shares #4 of 41, #1 of 43 and #6 out of 50 mutual funds, based on total return with dividends reinvested, for the 5-, 3- and 1-year periods (respectively) ending 9/30/03 in the Emerging Market Debt Category. Lipper calculations do not include sales loads charged by other funds; otherwise, results may have been different.

The Convertible Fund changed its benchmark index from the First Boston Convertible Bond Index to the Merrill Lynch All Convertibles Index because information is more readily available for the Merrill Lynch All Convertibles Index and the index is equally representative of the convertible market. The Emerging Markets Bond Fund changed its benchmark index from the J.P. Morgan Emerging Markets Bond Index Plus to the J.P. Morgan Emerging Markets Bond Global Index because the J.P. Morgan Emerging Markets Bond Global Index more closely reflects the universe of securities in which the Fund invests. The Merrill Lynch U.S. High Yield BB-B Rated Index’s performance numbers prior to 12/31/96 represent returns of the Merrill Lynch U.S. High Yield BB-B Rated Cash Pay Index. The Real Return Asset Fund changed its benchmark index from the Barclay’s 10+ Year U.S. TIPS Index to the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index because the Lehman Brothers U.S. Treasury Inflation Notes 10+ Years Index more closely reflects the universe of securities in which the Fund invests. The Lehman Brother’s Global Real: U.S. TIPS Index’s performance numbers prior to 10/31/97 represent returns of the Lehman Inflation Notes Indexes. Prior to 4/7/03, the Citigroup indicies were known as the Salomon indicies.

The credit quality of the securities in the Funds’ portfolio do not apply to the stability or safety of the Fund. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a Fund. PIMCO Advisors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimcoadvisors.com, www.pimco.com, 1-800-927-4648.

Inception Dates:

Fund	Institutional Class	Administrative Class
All Asset Fund	7/31/02	12/31/02
California Intermediate Municipal Bond Fund	8/31/99	9/07/99
California Municipal Bond Fund	5/16/00	8/19/02
CommodityRealReturn Strategy Fund	6/28/02	2/14/03
Convertible Fund	3/31/99	8/01/00
Diversified Income Fund	7/31/03	N/A
Emerging Markets Bond Fund	7/31/97	9/30/98
European Convertible Fund	11/30/00	N/A
Foreign Bond Fund	12/02/92	1/28/97
Global Bond Fund	11/23/93	7/31/96
Global Bond Fund II	2/25/98	9/30/03
GNMA Fund	7/31/97	N/A
High Yield Fund	12/15/92	1/16/95
Investment Grade Corporate Bond Fund	4/28/00	9/30/02
Long-Term U.S. Government Fund	7/01/91	9/23/97
Low Duration Fund	5/11/87	1/03/95
Low Duration Fund II	10/31/91	2/02/98
Low Duration Fund III	12/31/96	3/19/99
Moderate Duration Fund	12/31/96	N/A
Money Market Fund	3/01/91	1/25/95
Municipal Bond Fund	12/31/97	9/30/98
New York Municipal Bond Fund	8/31/99	N/A
Real Return Asset Fund	11/12/01	N/A
Real Return Fund	1/29/97	4/28/00
Real Return Fund II	2/28/02	N/A
Short Duration Municipal Income Fund	8/31/99	10/22/02
Short-Term Fund	10/07/87	2/01/96
StocksPLUS Fund	5/13/93	1/07/97
StocksPLUS Short Strategy Fund	7/23/03	N/A
StocksPLUS Total Return Fund	6/28/02	N/A
Strategic Balanced Fund	6/28/96	6/30/99
Total Return Fund II	12/30/91	11/30/94
Total Return Fund III	5/01/91	4/11/97
Total Return Mortgage Fund	7/31/97	12/13/01

36	PIMCO Funds Semi-Annual Report I 9.30.03

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See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	37

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

All Asset Fund
Institutional Class
09/30/2003 +	$11.23	$0.17	(a)	$0.60	(a)	$0.77

07/31/2002 - 03/31/2003	10.00	0.41	(a)	1.09	(a)	1.50

Administrative Class
09/30/2003 +	11.23	0.12	(a)	0.64	(a)	0.76

12/31/2002 - 03/31/2003	10.94	0.06	(a)	0.24	(a)	0.30

California Intermediate Municipal Bond Fund
Institutional Class
09/30/2003 +	$10.22	$0.22	(a)	$(0.13	)(a)	$0.09

03/31/2003	10.16	0.45	(a)	0.11	(a)	0.56

03/31/2002	10.60	0.49	(a)	(0.06	)(a)	0.43

03/31/2001	10.05	0.48	(a)	0.56	(a)	1.04

08/31/1999 - 03/31/2000	10.00	0.25	(a)	0.06	(a)	0.31

Administrative Class
09/30/2003 +	10.22	0.20	(a)	(0.12	)(a)	0.08

03/31/2003	10.16	0.41	(a)	0.12	(a)	0.53

03/31/2002	10.60	0.48	(a)	(0.08	)(a)	0.40

03/31/2001	10.05	0.45	(a)	0.57	(a)	1.02

09/07/1999 - 03/31/2000	10.02	0.22	(a)	0.05	(a)	0.27

California Municipal Bond Fund
Institutional Class
09/30/2003 +	$10.36	$0.22	(a)	$(0.09	)(a)	$0.13

03/31/2003	10.02	0.46	(a)	0.35	(a)	0.81

03/31/2002	10.35	0.39	(a)	0.05	(a)	0.44

05/16/2000 - 03/31/2001	10.00	0.43	(a)	0.78	(a)	1.21

Administrative Class
09/30/2003 +	10.36	0.21	(a)	(0.09	)(a)	0.12

08/19/2002 - 03/31/2003	10.32	0.24	(a)	0.07	(a)	0.31

CommodityRealReturn Strategy Fund
Institutional Class
09/30/2003 +	$12.03	$0.93	(a)	$0.37	(a)	$1.30

06/28/2002 - 03/31/2003	10.00	1.05	(a)	1.84	(a)	2.89

Administrative Class
09/30/2003 +	12.03	0.93	(a)	0.34	(a)	1.27

02/14/2003 - 03/31/2003	12.88	(0.80	)(a)	(0.05	)(a)	(0.85)

Convertible Fund
Institutional Class
09/30/2003 +	$9.40	$0.17	(a)	$1.26	(a)	$1.43

03/31/2003	10.42	0.28	(a)	(0.94	)(a)	(0.66)

03/31/2002	11.33	0.20	(a)	(0.46	)(a)	(0.26)

03/31/2001	15.77	0.01	(a)	(3.50	)(a)	(3.49)

03/31/2000	10.00	0.07	(a)	5.97	(a)	6.04

Administrative Class
09/30/2003 +	9.56	0.16	(a)	1.28	(a)	1.44

03/31/2003	10.64	0.27	(a)	(1.02	)(a)	(0.75)

03/31/2002	11.36	0.13	(a)	(0.41	)(a)	(0.28)

08/01/2000 - 03/31/2001	14.49	(0.03	)(a)	(2.19	)(a)	(2.22)

Diversified Income Fund
Institutional Class
07/31/2003 - 09/30/2003 +	$10.00	$0.08	(a)	$0.43	(a)	$0.51

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.69%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.49%.

38	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

All Asset Fund
Institutional Class
09/30/2003 +	$(0.13)	$0.00	$(0.13)	$11.87	6.84%	$456,922	0.25	%*	2.93	%*	67%

07/31/2002 - 03/31/2003	(0.27)	0.00	(0.27)	11.23	15.07	152,635	0.19	*(i)	5.50	*	101

Administrative Class
09/30/2003 +	(0.12)	0.00	(0.12)	11.87	6.76	7,703	0.50	*	2.12	*	67

12/31/2002 - 03/31/2003	(0.01)	0.00	(0.01)	11.23	2.73	11	0.44	*(j)	2.28	*	101

California Intermediate Municipal Bond Fund
Institutional Class
09/30/2003 +	$(0.21)	$0.00	$(0.21)	$10.10	0.94%	$72,109	0.47	%*	4.26	%*	63%

03/31/2003	(0.45)	(0.05)	(0.50)	10.22	5.55	89,240	0.47		4.33		101

03/31/2002	(0.47)	(0.40)	(0.87)	10.16	4.15	83,656	0.50	(f)	4.68		94

03/31/2001	(0.46)	(0.03)	(0.49)	10.60	10.60	87,531	0.50		4.62		257

08/31/1999 - 03/31/2000	(0.24)	(0.02)	(0.26)	10.05	3.16	8,415	0.49	*(h)	4.22	*	357

Administrative Class
09/30/2003 +	(0.20)	0.00	(0.20)	10.10	0.82	2,123	0.72	*	4.03	*	63

03/31/2003	(0.42)	(0.05)	(0.47)	10.22	5.27	3,578	0.72		3.95		101

03/31/2002	(0.44)	(0.40)	(0.84)	10.16	3.90	1,612	0.75	(e)	4.51		94

03/31/2001	(0.44)	(0.03)	(0.47)	10.60	10.36	1,717	0.74		4.28		257

09/07/1999 - 03/31/2000	(0.22)	(0.02)	(0.24)	10.05	2.73	10	0.75	*(g)	3.95	*	357

California Municipal Bond Fund
Institutional Class
09/30/2003 +	$(0.22)	$0.00	$(0.22)	$10.27	1.25%	$10,339	0.47	%*	4.20	%*	85%

03/31/2003	(0.46)	(0.01)	(0.47)	10.36	8.15	9,290	0.49	(k)	4.44		221

03/31/2002	(0.38)	(0.39)	(0.77)	10.02	4.20	9,670	0.49		3.78		164

05/16/2000 - 03/31/2001	(0.43)	(0.43)	(0.86)	10.35	12.49	11,941	0.49	*	4.76	*	338

Administrative Class
09/30/2003 +	(0.21)	0.00	(0.21)	10.27	1.13	10	0.72	*	3.99	*	85

08/19/2002 - 03/31/2003	(0.26)	(0.01)	(0.27)	10.36	2.98	10	0.72	*	3.68	*	221

CommodityRealReturn Strategy Fund
Institutional Class
09/30/2003 +	$(0.08)	$0.00	$(0.08)	$13.25	10.83%	$322,103	0.74	%*	14.63	%*	152%

06/28/2002 - 03/31/2003	(0.86)	0.00	(0.86)	12.03	29.33	91,773	0.74	*(l)	11.13	*	492

Administrative Class
09/30/2003 +	(0.06)	0.00	(0.06)	13.24	10.58	10	0.99	*	14.74	*	152

02/14/2003 - 03/31/2003	0.00	0.00	0.00	12.03	(6.60)	9	0.99	*(m)	(49.55	)*	492

Convertible Fund
Institutional Class
09/30/2003 +	$(0.16)	$0.00	$(0.16)	$10.67	15.22%	$14,388	0.66	%*(b)	3.20	%*	119%

03/31/2003	(0.36)	0.00	(0.36)	9.40	(6.34)	11,469	0.67	(b)	2.92		187

03/31/2002	(0.65)	0.00	(0.65)	10.42	(2.26)	14,794	0.73	(b)	1.76		307

03/31/2001	(0.25)	(0.70)	(0.95)	11.33	(23.00)	65,980	0.67	(b)	0.08		225

03/31/2000	(0.18)	(0.09)	(0.27)	15.77	60.66	168,224	0.65	(d)	0.50		247

Administrative Class
09/30/2003 +	(0.15)	0.00	(0.15)	10.85	15.02	9	0.91	*(c)	2.94	*	119

03/31/2003	(0.33)	0.00	(0.33)	9.56	(7.00)	8	0.92	(c)	2.71		187

03/31/2002	(0.44)	0.00	(0.44)	10.64	(2.42)	8	1.01	(c)	1.27		307

08/01/2000 - 03/31/2001	(0.21)	(0.70)	(0.91)	11.36	(16.25)	322	0.90	*	(0.32	)*	225

Diversified Income Fund
Institutional Class
07/31/2003 - 09/30/2003 +	$(0.08)	$0.00	$(0.08)	$10.43	5.08%	$108,561	0.75	%*	5.04	%*	80%

(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.01%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.02%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.47%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(m)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	39

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Emerging Markets Bond Fund
Institutional Class
09/30/2003 +	$10.05	$0.29	(a)	$1.05	(a)	$1.34	$(0.29)

03/31/2003	9.60	0.69	(a)	0.71	(a)	1.40	(0.70)

03/31/2002	8.40	0.76	(a)	1.72	(a)	2.48	(0.78)

03/31/2001	8.61	0.82	(a)	0.20	(a)	1.02	(0.83)

03/31/2000	7.51	0.86	(a)	1.11	(a)	1.97	(0.87)

03/31/1999	9.67	0.87	(a)	(2.11	)(a)	(1.24)	(0.87)

Administrative Class
09/30/2003 +	10.05	0.29	(a)	1.03	(a)	1.32	(0.27)

03/31/2003	9.60	0.66	(a)	0.71	(a)	1.37	(0.67)

03/31/2002	8.40	0.75	(a)	1.71	(a)	2.46	(0.76)

03/31/2001	8.61	0.80	(a)	0.20	(a)	1.00	(0.81)

03/31/2000	7.51	0.83	(a)	1.12	(a)	1.95	(0.85)

09/30/1998 - 03/31/1999	6.82	0.45	(a)	0.74	(a)	1.19	(0.45)

European Convertible Fund
Institutional Class
09/30/2003 +	$10.24	$0.08	(a)	$1.32	(a)	$1.40	$(0.09)

03/31/2003	9.51	0.10	(a)	0.84	(a)	0.94	(0.21)

03/31/2002	9.97	0.17	(a)	(0.05	)(a)	0.12	(0.23)

11/30/2000 - 03/31/2001	10.00	0.04	(a)	(0.03	)(a)	0.01	(0.04)

Foreign Bond Fund
Institutional Class
09/30/2003 +	$10.70	$0.16	(a)	$(0.04	)(a)	$0.12	$(0.17)

03/31/2003	10.39	0.40	(a)	0.57	(a)	0.97	(0.27)

03/31/2002	10.32	0.48	(a)	0.09	(a)	0.57	(0.48)

03/31/2001	10.03	0.58	(a)	0.51	(a)	1.09	(0.59)

03/31/2000	10.63	0.64	(a)	(0.45	)(a)	0.19	(0.64)

03/31/1999	10.74	0.58	(a)	0.24	(a)	0.82	(0.58)

Administrative Class
09/30/2003 +	10.70	0.15	(a)	(0.04	)(a)	0.11	(0.16)

03/31/2003	10.39	0.37	(a)	0.59	(a)	0.96	(0.27)

03/31/2002	10.32	0.45	(a)	0.09	(a)	0.54	(0.45)

03/31/2001	10.03	0.55	(a)	0.51	(a)	1.06	(0.56)

03/31/2000	10.63	0.61	(a)	(0.45	)(a)	0.16	(0.61)

03/31/1999	10.74	0.56	(a)	0.24	(a)	0.80	(0.56)

Global Bond Fund
Institutional Class
09/30/2003 +	$10.11	$0.15	(a)	$0.52	(a)	$0.67	$(0.15)

03/31/2003	8.33	0.41	(a)	1.79	(a)	2.20	(0.42)

03/31/2002	8.45	0.42	(a)	(0.12	)(a)	0.30	(0.41)

03/31/2001	9.01	0.48	(a)	(0.56	)(a)	(0.08)	(0.06)

03/31/2000	9.76	0.57	(a)	(0.75	)(a)	(0.18)	(0.52)

03/31/1999	9.70	0.52	(a)	0.14	(a)	0.66	(0.52)

Administrative Class
09/30/2003 +	10.11	0.13	(a)	0.53	(a)	0.66	(0.14)

03/31/2003	8.33	0.38	(a)	1.80	(a)	2.18	(0.40)

03/31/2002	8.45	0.39	(a)	(0.11	)(a)	0.28	(0.39)

03/31/2001	9.01	0.46	(a)	(0.56	)(a)	(0.10)	(0.06)

03/31/2000	9.76	0.55	(a)	(0.75	)(a)	(0.20)	(0.50)

03/31/1999	9.70	0.51	(a)	0.14	(a)	0.65	(0.51)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.

40	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Emerging Markets Bond Fund
Institutional Class
09/30/2003 +	$0.00	$0.00	$(0.29)	$11.10	13.42%	$544,983	0.85	%*	5.36	%*	280%

03/31/2003	(0.25)	0.00	(0.95)	10.05	16.11	445,720	0.87	(f)	7.50		388

03/31/2002	(0.50)	0.00	(1.28)	9.60	31.46	177,399	0.92	(f)	8.35		620

03/31/2001	(0.40)	0.00	(1.23)	8.40	12.94	46,239	0.93	(f)	9.73		902

03/31/2000	0.00	0.00	(0.87)	8.61	27.90	12,614	0.89	(f)	10.69		328

03/31/1999	(0.05)	0.00	(0.92)	7.51	(12.55)	3,641	0.85		11.08		315

Administrative Class
09/30/2003 +	0.00	0.00	(0.27)	11.10	13.28	19,151	1.10	*	5.40	*	280

03/31/2003	(0.25)	0.00	(0.92)	10.05	15.85	31,735	1.12	(g)	7.11		388

03/31/2002	(0.50)	0.00	(1.26)	9.60	31.11	11,685	1.19	(g)	8.36		620

03/31/2001	(0.40)	0.00	(1.21)	8.40	12.65	7,793	1.17	(g)	9.46		902

03/31/2000	0.00	0.00	(0.85)	8.61	27.60	13,490	1.14	(g)	10.30		328

09/30/1998 - 03/31/1999	(0.05)	0.00	(0.50)	7.51	17.88	118	1.10	*	6.24	*	315

European Convertible Fund
Institutional Class
09/30/2003 +	$0.00	$0.00	$(0.09)	$11.55	13.70%	$34,540	0.75	%*	1.37	%*	43%

03/31/2003	0.00	0.00	(0.21)	10.24	9.98	4,383	0.75		1.01		137

03/31/2002	(0.35)	0.00	(0.58)	9.51	1.28	5,057	0.80	(b)	1.76		222

11/30/2000 - 03/31/2001	0.00	0.00	(0.04)	9.97	0.10	4,997	0.75	*(g)	1.27	*	175

Foreign Bond Fund
Institutional Class
09/30/2003 +	$0.00	$0.00	$(0.17)	$10.65	1.16%	$915,829	0.50	%*	3.02	%*	392%

03/31/2003	(0.25)	(0.14)	(0.66)	10.70	9.58	800,237	0.50		3.77		589

03/31/2002	(0.02)	0.00	(0.50)	10.39	5.68	511,247	0.51	(c)	4.61		434

03/31/2001	(0.21)	0.00	(0.80)	10.32	11.34	482,480	0.54	(c)	5.78		417

03/31/2000	(0.15)	0.00	(0.79)	10.03	1.96	421,831	0.69	(c)	6.20		330

03/31/1999	(0.35)	0.00	(0.93)	10.63	7.92	530,325	0.50		5.39		376

Administrative Class
09/30/2003 +	0.00	0.00	(0.16)	10.65	1.03	50,389	0.75	*	2.74	*	392

03/31/2003	(0.25)	(0.13)	(0.65)	10.70	9.49	31,805	0.75		3.53		589

03/31/2002	(0.02)	0.00	(0.47)	10.39	5.42	21,565	0.76	(b)	4.32		434

03/31/2001	(0.21)	0.00	(0.77)	10.32	11.06	17,056	0.78	(b)	5.36		417

03/31/2000	(0.15)	0.00	(0.76)	10.03	1.70	4,824	0.97	(b)	6.01		330

03/31/1999	(0.35)	0.00	(0.91)	10.63	7.65	2,096	0.75		5.13		376

Global Bond Fund
Institutional Class
09/30/2003 +	$0.00	$0.00	$(0.15)	$10.63	6.69%	$540,152	0.55	%*	2.86	%*	389%

03/31/2003	0.00	0.00	(0.42)	10.11	26.89	497,829	0.56	(e)	4.38		483

03/31/2002	0.00	(0.01)	(0.42)	8.33	3.52	300,625	0.56	(e)	4.87		355

03/31/2001	0.00	(0.42)	(0.48)	8.45	(0.83)	307,686	0.57	(e)	5.58		416

03/31/2000	0.00	(0.05)	(0.57)	9.01	(1.81)	271,538	0.71	(e)	6.12		301

03/31/1999	(0.08)	0.00	(0.60)	9.76	6.90	266,984	0.55		5.35		143

Administrative Class
09/30/2003 +	0.00	0.00	(0.14)	10.63	6.58	40,002	0.80	*	2.60	*	389

03/31/2003	0.00	0.00	(0.40)	10.11	26.59	37,875	0.81	(d)	4.01		483

03/31/2002	0.00	(0.01)	(0.40)	8.33	3.26	5,946	0.80		4.58		355

03/31/2001	0.00	(0.40)	(0.46)	8.45	(1.07)	2,142	0.81	(d)	5.33		416

03/31/2000	0.00	(0.05)	(0.55)	9.01	(2.05)	2,238	0.92	(d)	5.91		301

03/31/1999	(0.08)	0.00	(0.59)	9.76	6.78	1,326	0.80		5.21		143

(d)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.55%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(g)	Ratio of expenses to average net assets excluding interest expense is 1.10%.
(h)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.78%

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	41

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Global Bond Fund II**
Institutional Class
09/30/2003 +	$10.10	$0.13	(a)	$0.01	(a)	$0.14

03/31/2003	9.42	0.40	(a)	0.68	(a)	1.08

03/31/2002	9.61	0.43	(a)	0.12	(a)	0.55

03/31/2001	9.41	0.55	(a)	0.51	(a)	1.06

03/31/2000	9.89	0.56	(a)	(0.46	)(a)	0.10

03/31/1999	9.92	0.52	(a)	0.06	(a)	0.58

GNMA Fund
Institutional Class
09/30/2003 +	$11.05	$0.06	(a)	$0.11	(a)	$0.17

03/31/2003	10.67	0.24	(a)	0.67	(a)	0.91

03/31/2002	10.44	0.39	(a)	0.46	(a)	0.85

03/31/2001	9.89	0.63	(a)	0.60	(a)	1.23

03/31/2000	10.01	0.62	(a)	(0.12	)(a)	0.50

03/31/1999	10.13	0.64	(a)	(0.08	)(a)	0.56

High Yield Fund
Institutional Class
09/30/2003 +	$8.90	$0.35	(a)	$0.52	(a)	$0.87

03/31/2003	9.19	0.74	(a)	(0.29	)(a)	0.45

03/31/2002	9.88	0.78	(a)	(0.68	)(a)	0.10

03/31/2001	10.22	0.90	(a)	(0.33	)(a)	0.57

03/31/2000	11.23	0.94	(a)	(1.01	)(a)	(0.07)

03/31/1999	11.66	0.95	(a)	(0.43	)(a)	0.52

Administrative Class
09/30/2003 +	8.90	0.34	(a)	0.52	(a)	0.86

03/31/2003	9.19	0.72	(a)	(0.29	)(a)	0.43

03/31/2002	9.88	0.76	(a)	(0.68	)(a)	0.08

03/31/2001	10.22	0.88	(a)	(0.33	)(a)	0.55

03/31/2000	11.23	0.91	(a)	(1.01	)(a)	(0.10)

03/31/1999	11.66	0.93	(a)	(0.43	)(a)	0.50

Investment Grade Corporate Bond Fund
Institutional Class
09/30/2003 +	$10.49	$0.25	(a)	$0.32	(a)	$0.57

03/31/2003	10.10	0.41	(a)	0.93	(a)	1.34

03/31/2002	10.68	0.74	(a)	(0.09	)(a)	0.65

04/28/2000 - 03/31/2001	10.00	0.72	(a)	0.72	(a)	1.44

Administrative Class
09/30/2003 +	10.49	0.24	(a)	0.32	(a)	0.56

09/30/2002 - 03/31/2003	10.33	0.29	(a)	0.52	(a)	0.81

Long-Term U.S. Government Fund
Institutional Class
09/30/2003 +	$11.12	$0.21	(a)	$0.09	(a)	$0.30

03/31/2003	9.96	0.47	(a)	1.64	(a)	2.11

03/31/2002	10.65	0.67	(a)	(0.39	)(a)	0.28

03/31/2001	9.79	0.62	(a)	0.85	(a)	1.47

03/31/2000	10.30	0.61	(a)	(0.50	)(a)	0.11

03/31/1999	10.57	0.63	(a)	0.20	(a)	0.83

Administrative Class
09/30/2003 +	11.12	0.20	(a)	0.09	(a)	0.29

03/31/2003	9.96	0.44	(a)	1.64	(a)	2.08

03/31/2002	10.65	0.64	(a)	(0.39	)(a)	0.25

03/31/2001	9.79	0.40	(a)	1.05	(a)	1.45

03/31/2000	10.30	0.57	(a)	(0.49	)(a)	0.08

03/31/1999	10.57	0.60	(a)	0.20	(a)	0.80

+	Unaudited
*	Annualized
**	The Administrative Class Shares of the Global Bond Fund II commenced operations on September 30, 2003 with an initial net asset value of $10.09. No activity occured with respect to the Administrative Class Shares on its inception date.
(a)	Per share amounts based on average number of shares outstanding during the period.

42	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Global Bond Fund II**
Institutional Class
09/30/2003 +	$(0.15)	$0.00	$(0.15)	$10.09	1.38%	$112,268	0.55	%*	2.65	%*	279%

03/31/2003	(0.40)	0.00	(0.40)	10.10	11.70	114,956	0.57	(f)	4.05		413

03/31/2002	(0.43)	(0.31)	(0.74)	9.42	5.84	66,036	0.56	(f)	4.49		373

03/31/2001	(0.56)	(0.30)	(0.86)	9.61	11.87	62,895	0.58	(f)	5.86		422

03/31/2000	(0.56)	(0.02)	(0.58)	9.41	1.11	84,926	0.61	(f)	5.92		290

03/31/1999	(0.52)	(0.09)	(0.61)	9.89	6.06	29,044	0.55		5.29		236

GNMA Fund
Institutional Class
09/30/2003 +	$(0.16)	$0.00	$(0.16)	$11.06	1.56%	$116,379	0.50	%*	1.05	%*	771%

03/31/2003	(0.28)	(0.25)	(0.53)	11.05	8.68	94,432	0.50		2.18		763

03/31/2002	(0.50)	(0.12)	(0.62)	10.67	8.36	35,144	0.54	(c)	3.61		1292

03/31/2001	(0.63)	(0.05)	(0.68)	10.44	12.96	9,963	0.50		6.29		808

03/31/2000	(0.62)	0.00	(0.62)	9.89	5.16	4,308	1.60	(e)	6.23		952

03/31/1999	(0.64)	(0.04)	(0.68)	10.01	5.71	4,119	2.37	(e)	6.35		198

High Yield Fund
Institutional Class
09/30/2003 +	$(0.35)	$0.00	$(0.35)	$9.42	9.87%	$3,342,117	0.50	%*	7.48	%*	61%

03/31/2003	(0.74)	0.00	(0.74)	8.90	5.58	2,730,996	0.50		8.60		129

03/31/2002	(0.79)	0.00	(0.79)	9.19	1.07	1,869,413	0.50		8.29		96

03/31/2001	(0.91)	0.00	(0.91)	9.88	5.85	1,182,954	0.50		8.91		53

03/31/2000	(0.94)	0.00	(0.94)	10.22	(0.74)	1,960,171	0.50		8.64		39

03/31/1999	(0.95)	0.00	(0.95)	11.23	4.73	2,162,868	0.50		8.41		39

Administrative Class
09/30/2003 +	(0.34)	0.00	(0.34)	9.42	9.74	692,313	0.75	*	7.21	*	61

03/31/2003	(0.72)	0.00	(0.72)	8.90	5.33	439,519	0.75		8.35		129

03/31/2002	(0.77)	0.00	(0.77)	9.19	0.83	640,550	0.75		8.05		96

03/31/2001	(0.89)	0.00	(0.89)	9.88	5.59	462,899	0.75		8.79		53

03/31/2000	(0.91)	0.00	(0.91)	10.22	(0.99)	354,296	0.75		8.40		39

03/31/1999	(0.93)	0.00	(0.93)	11.23	4.49	238,792	0.75		8.17		39

Investment Grade Corporate Bond Fund
Institutional Class
09/30/2003 +	$(0.25)	$0.00	$(0.25)	$10.81	5.52%	$30,877	0.52	%*(c)	4.68	%*	76%

03/31/2003	(0.59)	(0.36)	(0.95)	10.49	13.87	23,079	0.51	(c)	3.94		681

03/31/2002	(0.74)	(0.49)	(1.23)	10.10	6.34	6,092	0.50		7.01		512

04/28/2000 - 03/31/2001	(0.72)	(0.04)	(0.76)	10.68	15.00	5,751	0.50	*	7.54	*	253

Administrative Class
09/30/2003 +	(0.24)	0.00	(0.24)	10.81	5.39	11	0.77	*(b)	4.47	*	76

09/30/2002 - 03/31/2003	(0.29)	(0.36)	(0.65)	10.49	8.09	11	0.76	*(b)	5.62	*	681

Long-Term U.S. Government Fund
Institutional Class
09/30/2003 +	$(0.21)	$0.00	$(0.21)	$11.21	2.75%	$337,378	0.51	%*(c)	3.76	%*	370%

03/31/2003	(0.48)	(0.47)	(0.95)	11.12	21.74	380,638	0.50		4.33		427

03/31/2002	(0.67)	(0.30)	(0.97)	9.96	2.51	65,291	0.52	(c)	6.36		682

03/31/2001	(0.61)	0.00	(0.61)	10.65	15.52	234,088	0.56	(c)	6.13		1046

03/31/2000	(0.62)	0.00	(0.62)	9.79	1.26	217,410	0.57	(c)	6.29		320

03/31/1999	(0.64)	(0.46)	(1.10)	10.30	7.76	170,847	0.89	(c)	5.83		364

Administrative Class
09/30/2003 +	(0.20)	0.00	(0.20)	11.21	2.62	171,938	0.76	*(b)	3.51	*	370

03/31/2003	(0.45)	(0.47)	(0.92)	11.12	21.44	170,280	0.75		3.96		427

03/31/2002	(0.64)	(0.30)	(0.94)	9.96	2.25	246,304	0.77	(b)	6.02		682

03/31/2001	(0.59)	0.00	(0.59)	10.65	15.24	77,435	0.80	(b)	3.91		1046

03/31/2000	(0.59)	0.00	(0.59)	9.79	1.01	39,808	0.82	(b)	5.82		320

03/31/1999	(0.61)	(0.46)	(1.07)	10.30	7.46	11,383	1.15	(d)	5.58		364

(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.76%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.51%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.55%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	43

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Low Duration Fund
Institutional Class
09/30/2003 +	$10.33	$0.11	(a)	$0.03	(a)	$0.14

03/31/2003	10.06	0.35	(a)	0.45	(a)	0.80

03/31/2002	10.03	0.54	(a)	0.04	(a)	0.58

03/31/2001	9.81	0.68	(a)	0.21	(a)	0.89

03/31/2000	10.10	0.64	(a)	(0.29	)(a)	0.35

03/31/1999	10.18	0.65	(a)	(0.02	)(a)	0.63

Administrative Class
09/30/2003 +	10.33	0.09	(a)	0.03	(a)	0.12

03/31/2003	10.06	0.33	(a)	0.44	(a)	0.77

03/31/2002	10.03	0.50	(a)	0.05	(a)	0.55

03/31/2001	9.81	0.62	(a)	0.25	(a)	0.87

03/31/2000	10.10	0.61	(a)	(0.29	)(a)	0.32

03/31/1999	10.18	0.62	(a)	(0.02	)(a)	0.60

Low Duration Fund II
Institutional Class
09/30/2003 +	$10.02	$0.11	(a)	$(0.07	)(a)	$0.04

03/31/2003	9.77	0.33	(a)	0.40	(a)	0.73

03/31/2002	9.98	0.52	(a)	0.05	(a)	0.57

03/31/2001	9.69	0.62	(a)	0.29	(a)	0.91

03/31/2000	9.95	0.58	(a)	(0.27	)(a)	0.31

03/31/1999	10.00	0.58	(a)	0.00	(a)	0.58

Administrative Class
09/30/2003 +	10.02	0.11	(a)	(0.08	)(a)	0.03

03/31/2003	9.77	0.31	(a)	0.39	(a)	0.70

03/31/2002	9.98	0.42	(a)	0.12	(a)	0.54

03/31/2001	9.69	0.59	(a)	0.30	(a)	0.89

03/31/2000	9.95	0.52	(a)	(0.23	)(a)	0.29

03/31/1999	10.00	0.56	(a)	0.00	(a)	0.56

Low Duration Fund III
Institutional Class
09/30/2003 +	$10.24	$0.11	(a)	$(0.03	)(a)	$0.08

03/31/2003	9.99	0.39	(a)	0.47	(a)	0.86

03/31/2002	9.87	0.45	(a)	0.16	(a)	0.61

03/31/2001	9.66	0.64	(a)	0.21	(a)	0.85

03/31/2000	9.98	0.61	(a)	(0.32	)(a)	0.29

03/31/1999	10.05	0.60	(a)	0.00	(a)	0.60

Administrative Class
09/30/2003 +	10.24	0.10	(a)	(0.03	)(a)	0.07

03/31/2003	9.99	0.37	(a)	0.47	(a)	0.84

03/31/2002	9.87	0.43	(a)	0.16	(a)	0.59

03/31/2001	9.66	0.63	(a)	0.20	(a)	0.83

03/31/2000	9.98	0.57	(a)	(0.31	)(a)	0.26

03/19/1999 - 03/31/1999	9.97	0.02	(a)	0.01	(a)	0.03

Moderate Duration Fund
Institutional Class
09/30/2003 +	$10.46	$0.14	(a)	$0.15	(a)	$0.29

03/31/2003	10.03	0.43	(a)	0.72	(a)	1.15

03/31/2002	10.00	0.46	(a)	0.23	(a)	0.69

03/31/2001	9.52	0.64	(a)	0.47	(a)	1.11

03/31/2000	9.94	0.60	(a)	(0.42	)(a)	0.18

03/31/1999	10.14	0.60	(a)	0.07	(a)	0.67

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

44	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Low Duration Fund
Institutional Class
09/30/2003 +	$(0.14)	$0.00	$(0.14)	$10.33	1.34%	$9,244,820	0.43	%*	2.08	%*	161%

03/31/2003	(0.39)	(0.14)	(0.53)	10.33	8.07	7,371,811	0.43		3.43		218

03/31/2002	(0.54)	(0.01)	(0.55)	10.06	5.91	4,230,041	0.43		5.30		569

03/31/2001	(0.67)	0.00	(0.67)	10.03	9.44	3,950,592	0.49	(b)	6.86		348

03/31/2000	(0.64)	0.00	(0.64)	9.81	3.56	3,440,455	0.51	(b)	6.40		82

03/31/1999	(0.65)	(0.06)	(0.71)	10.10	6.35	3,367,438	0.43		6.36		245

Administrative Class
09/30/2003 +	(0.12)	0.00	(0.12)	10.33	1.22	454,463	0.68	*	1.83	*	161

03/31/2003	(0.36)	(0.14)	(0.50)	10.33	7.81	396,817	0.68		3.20		218

03/31/2002	(0.51)	(0.01)	(0.52)	10.06	5.65	261,061	0.68		4.93		569

03/31/2001	(0.65)	0.00	(0.65)	10.03	9.17	151,774	0.74	(c)	6.31		348

03/31/2000	(0.61)	0.00	(0.61)	9.81	3.30	118,874	0.75	(c)	6.13		82

03/31/1999	(0.62)	(0.06)	(0.68)	10.10	6.09	128,212	0.68		6.09		245

Low Duration Fund II
Institutional Class
09/30/2003 +	$(0.14)	$0.00	$(0.14)	$9.92	0.43%	$526,390	0.50	%*	2.24	%*	158%

03/31/2003	(0.37)	(0.11)	(0.48)	10.02	7.53	476,083	0.50		3.34		293

03/31/2002	(0.51)	(0.27)	(0.78)	9.77	5.75	360,070	0.50		5.22		582

03/31/2001	(0.62)	0.00	(0.62)	9.98	9.74	636,542	0.50		6.37		382

03/31/2000	(0.57)	0.00	(0.57)	9.69	3.28	467,997	0.57	(e)	5.88		117

03/31/1999	(0.58)	(0.05)	(0.63)	9.95	5.89	414,463	0.57	(e)	5.79		322

Administrative Class
09/30/2003 +	(0.13)	0.00	(0.13)	9.92	0.31	1,501	0.75	*	2.21	*	158

03/31/2003	(0.34)	(0.11)	(0.45)	10.02	7.26	1,536	0.75		3.09		293

03/31/2002	(0.48)	(0.27)	(0.75)	9.77	5.48	626	0.75		4.19		582

03/31/2001	(0.60)	0.00	(0.60)	9.98	9.50	82	0.75		6.06		382

03/31/2000	(0.55)	0.00	(0.55)	9.69	3.01	71	1.17	(d)	5.30		117

03/31/1999	(0.56)	(0.05)	(0.61)	9.95	5.63	22,594	0.85	(d)	5.47		322

Low Duration Fund III
Institutional Class
09/30/2003 +	$(0.14)	$0.00	$(0.14)	$10.18	0.78%	$65,380	0.50	%*	2.24	%*	152%

03/31/2003	(0.42)	(0.19)	(0.61)	10.24	8.83	65,441	0.50		3.87		230

03/31/2002	(0.46)	(0.03)	(0.49)	9.99	6.33	57,195	0.51	(e)	4.54		598

03/31/2001	(0.64)	0.00	(0.64)	9.87	9.06	42,924	0.50		6.53		419

03/31/2000	(0.61)	0.00	(0.61)	9.66	2.98	32,349	0.55	(e)	6.20		87

03/31/1999	(0.60)	(0.07)	(0.67)	9.98	6.10	26,549	0.50		5.94		167

Administrative Class
09/30/2003 +	(0.13)	0.00	(0.13)	10.18	0.65	14	0.75	*	2.02	*	152

03/31/2003	(0.40)	(0.19)	(0.59)	10.24	8.57	17	0.75		3.68		230

03/31/2002	(0.44)	(0.03)	(0.47)	9.99	6.06	16	0.76	(d)	4.33		598

03/31/2001	(0.62)	0.00	(0.62)	9.87	8.82	11	0.75		6.49		419

03/31/2000	(0.58)	0.00	(0.58)	9.66	2.71	10	0.82	(d)	5.79		87

03/19/1999 - 03/31/1999	(0.02)	0.00	(0.02)	9.98	0.15	6	0.75	*	6.42	*	167

Moderate Duration Fund
Institutional Class
09/30/2003 +	$(0.18)	$0.00	$(0.18)	$10.57	2.76%	$1,404,798	0.45	%*	2.68	%*	122%

03/31/2003	(0.44)	(0.28)	(0.72)	10.46	11.75	1,085,141	0.45		4.15		458

03/31/2002	(0.47)	(0.19)	(0.66)	10.03	7.09	767,037	0.45		4.57		490

03/31/2001	(0.63)	0.00	(0.63)	10.00	12.09	576,911	0.45		6.54		377

03/31/2000	(0.60)	0.00	(0.60)	9.52	1.86	387,126	0.47	(f)	6.16		129

03/31/1999	(0.60)	(0.27)	(0.87)	9.94	6.70	317,400	0.45		5.94		169

(c)	Ratio of expenses to average net assets excluding interest expense is 0.68%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.45%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	45

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Money Market Fund
Institutional Class
09/30/2003 +	$1.00	$0.00	(a)	$0.00	(a)	$0.00

03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05

Administrative Class
09/30/2003 +	1.00	0.00	(a)	0.00	(a)	0.00

03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05

Municipal Bond Fund
Institutional Class
09/30/2003 +	$10.18	$0.21	(a)	$0.02	(a)	$0.23

03/31/2003	10.03	0.46	(a)	0.18	(a)	0.64

03/31/2002	10.02	0.50	(a)	0.12	(a)	0.62

03/31/2001	9.47	0.48	(a)	0.54	(a)	1.02

03/31/2000	10.12	0.46	(a)	(0.65	)(a)	(0.19)

03/31/1999	9.97	0.45	(a)	0.14	(a)	0.59

Administrative Class
09/30/2003 +	10.18	0.19	(a)	0.02	(a)	0.21

03/31/2003	10.03	0.43	(a)	0.19	(a)	0.62

03/31/2002	10.02	0.45	(a)	0.15	(a)	0.60

03/31/2001	9.47	0.45	(a)	0.55	(a)	1.00

03/31/2000	10.12	0.44	(a)	(0.65	)(a)	(0.21)

09/30/1998 - 03/31/1999	10.25	0.21	(a)	(0.13	)(a)	0.08

New York Municipal Bond Fund
Institutional Class
09/30/2003 +	$10.68	$0.18	(a)	$0.08	(a)	$0.26

03/31/2003	10.35	0.44	(a)	0.45	(a)	0.89

03/31/2002	10.64	0.49	(a)	0.17	(a)	0.66

03/31/2001	9.94	0.45	(a)	0.79	(a)	1.24

08/31/1999 - 03/31/2000	10.00	0.23	(a)	(0.04	)(a)	0.19

Real Return Asset Fund
Institutional Class
09/30/2003 +	$11.14	$0.23	(a)	$0.46	(a)	$0.69

03/31/2003	9.50	0.51	(a)	1.74	(a)	2.25

11/12/2001 - 03/31/2002	10.00	0.05	(a)	(0.50	)(a)	(0.45)

Real Return Fund
Institutional Class
09/30/2003 +	$11.42	$0.23	(a)	$0.29	(a)	$0.52

03/31/2003	10.29	0.51	(a)	1.30	(a)	1.81

03/31/2002	10.40	0.42	(a)	0.06	(a)	0.48

03/31/2001	9.92	0.76	(a)	0.60	(a)	1.36

03/31/2000	9.83	0.68	(a)	0.11	(a)	0.79

03/31/1999	9.77	0.51	(a)	0.10	(a)	0.61

Administrative Class
09/30/2003 +	11.42	0.19	(a)	0.31	(a)	0.50

03/31/2003	10.29	0.50	(a)	1.28	(a)	1.78

03/31/2002	10.40	0.32	(a)	0.13	(a)	0.45

04/28/2000 - 03/31/2001	9.95	0.62	(a)	0.58	(a)	1.20

+ Unaudited
* Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.45%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.70%.

46	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Money Market Fund
Institutional Class
09/30/2003 +	$0.00	$0.00	$0.00	$1.00	0.41%	$169,961	0.35	%*	0.80	%*	N/A

03/31/2003	(0.01)	0.00	(0.01)	1.00	1.34	133,701	0.35		1.28		N/A

03/31/2002	(0.03)	0.00	(0.03)	1.00	2.91	104,369	0.35		2.87		N/A

03/31/2001	(0.06)	0.00	(0.06)	1.00	6.20	135,990	0.35		6.02		N/A

03/31/2000	(0.05)	0.00	(0.05)	1.00	5.21	305,016	0.35		5.04		N/A

03/31/1999	(0.05)	0.00	(0.05)	1.00	5.14	322,290	0.35		4.85		N/A

Administrative Class
09/30/2003 +	0.00	0.00	0.00	1.00	0.29	4,115	0.60	*	0.57	*	N/A

03/31/2003	(0.01)	0.00	(0.01)	1.00	1.08	17,522	0.60		1.14		N/A

03/31/2002	(0.03)	0.00	(0.03)	1.00	2.65	13,360	0.60		2.33		N/A

03/31/2001	(0.06)	0.00	(0.06)	1.00	5.94	7,165	0.60		5.75		N/A

03/31/2000	(0.05)	0.00	(0.05)	1.00	4.96	9,791	0.60		4.79		N/A

03/31/1999	(0.05)	0.00	(0.05)	1.00	4.93	9,273	0.60		4.44		N/A

Municipal Bond Fund
Institutional Class
09/30/2003 +	$(0.21)	$0.00	$(0.21)	$10.20	2.24%	$139,985	0.49	%*	4.03	%*	62%

03/31/2003	(0.46)	(0.03)	(0.49)	10.18	6.48	100,773	0.49		4.47		108

03/31/2002	(0.50)	(0.11)	(0.61)	10.03	6.32	51,622	0.50		4.95		231

03/31/2001	(0.47)	0.00	(0.47)	10.02	11.13	23,478	0.50		4.89		306

03/31/2000	(0.46)	0.00	(0.46)	9.47	(1.81)	5,684	0.50		4.80		145

03/31/1999	(0.44)	0.00	(0.44)	10.12	6.04	5,894	0.50		4.41		70

Administrative Class
09/30/2003 +	(0.19)	0.00	(0.19)	10.20	2.11	22,315	0.74	*	3.79	*	62

03/31/2003	(0.44)	(0.03)	(0.47)	10.18	6.22	69,661	0.74		4.22		108

03/31/2002	(0.48)	(0.11)	(0.59)	10.03	6.07	41,816	0.74		4.41		231

03/31/2001	(0.45)	0.00	(0.45)	10.02	10.86	4,811	0.75	(h)	4.66		306

03/31/2000	(0.44)	0.00	(0.44)	9.47	(2.07)	3,141	0.75	(h)	4.58		145

09/30/1998 - 03/31/1999	(0.21)	0.00	(0.21)	10.12	0.83	1,419	0.75	*	2.11	*	70

New York Municipal Bond Fund
Institutional Class
09/30/2003 +	$(0.18)	$0.00	$(0.18)	$10.76	2.47%	$2,540	0.47	%*	3.37	%*	88%

03/31/2003	(0.44)	(0.12)	(0.56)	10.68	8.79	3,108	0.48	(k)	4.10		227

03/31/2002	(0.49)	(0.46)	(0.95)	10.35	6.46	2,882	0.49		4.57		204

03/31/2001	(0.45)	(0.09)	(0.54)	10.64	12.77	3,753	0.50	(i)	4.41		973

08/31/1999 - 03/31/2000	(0.23)	(0.02)	(0.25)	9.94	1.93	3,058	0.49	*(j)	4.00	*	270

Real Return Asset Fund
Institutional Class
09/30/2003 +	$(0.30)	$0.00	$(0.30)	$11.53	6.24%	$212,547	0.66	%*(f)	4.05	%*	184%

03/31/2003	(0.56)	(0.05)	(0.61)	11.14	24.35	70,886	0.68		4.77		157

11/12/2001 - 03/31/2002	(0.05)	0.00	(0.05)	9.50	(4.47)	20,747	0.75	*	1.31	*	107

Real Return Fund
Institutional Class
09/30/2003 +	$(0.25)	$0.00	$(0.25)	$11.69	4.58%	$2,540,565	0.46	%*(d)	4.06	%*	150%

03/31/2003	(0.53)	(0.15)	(0.68)	11.42	17.99	2,046,641	0.47	(d)	4.61		191

03/31/2002	(0.49)	(0.10)	(0.59)	10.29	4.68	1,250,056	0.47	(g)	4.08		237

03/31/2001	(0.80)	(0.08)	(0.88)	10.40	14.44	557,849	0.54	(c)	7.57		202

03/31/2000	(0.68)	(0.02)	(0.70)	9.92	8.37	207,826	0.53	(c)	6.91		253

03/31/1999	(0.55)	0.00	(0.55)	9.83	6.41	15,588	0.52	(c)	5.18		438

Administrative Class
09/30/2003 +	(0.23)	0.00	(0.23)	11.69	4.45	596,102	0.70	*(e)	3.33	*	150

03/31/2003	(0.50)	(0.15)	(0.65)	11.42	17.67	319,993	0.72	(e)	4.49		191

03/31/2002	(0.46)	(0.10)	(0.56)	10.29	4.39	298,192	0.71	(g)	3.07		237

04/28/2000 - 03/31/2001	(0.67)	(0.08)	(0.75)	10.40	12.70	51,359	0.80	*(b)	6.61	*	202

(f)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(g)	Effective October 1, 2001, the administrative expense was reduced to 0.20%.
(h)	Ratio of expenses to average net assets excluding interest expense is 0.74%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.49%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.30%.
(k)	Ratio of expenses to average net assets excluding interest expense is 0.47%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	47

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Real Return Fund II
Institutional Class
09/30/2003 +	$10.91	$0.17	(a)	$0.26	(a)	$0.43

03/31/2003	9.93	0.48	(a)	1.27	(a)	1.75

02/28/2002 - 03/31/2002	10.00	0.05	(a)	(0.07	)(a)	(0.02)

Short Duration Municipal Income Fund
Institutional Class
09/30/2003 +	$10.16	$0.11	(a)	$0.02	(a)	$0.13

03/31/2003	10.17	0.27	(a)	(0.02	)(a)	0.25

03/31/2002	10.16	0.38	(a)	0.05	(a)	0.43

03/31/2001	9.99	0.45	(a)	0.16	(a)	0.61

08/31/1999 - 03/31/2000	10.00	0.23	(a)	(0.01	)(a)	0.22

Administrative Class
09/30/2003 +	10.16	0.09	(a)	0.02	(a)	0.11

10/22/2002 - 03/31/2003	10.12	0.11	(a)	0.04	(a)	0.15

Short-Term Fund
Institutional Class
09/30/2003 +	$10.04	$0.08	(a)	$0.04	(a)	$0.12

03/31/2003	10.00	0.28	(a)	0.07	(a)	0.35

03/31/2002	10.03	0.39	(a)	0.02	(a)	0.41

03/31/2001	9.95	0.64	(a)	0.10	(a)	0.74

03/31/2000	10.03	0.59	(a)	(0.08	)(a)	0.51

03/31/1999	10.06	0.57	(a)	(0.02	)(a)	0.55

Administrative Class
09/30/2003 +	10.04	0.07	(a)	0.03	(a)	0.10

03/31/2003	10.00	0.25	(a)	0.08	(a)	0.33

03/31/2002	10.03	0.29	(a)	0.09	(a)	0.38

03/31/2001	9.95	0.60	(a)	0.12	(a)	0.72

03/31/2000	10.03	0.57	(a)	(0.09	)(a)	0.48

03/31/1999	10.06	0.54	(a)	(0.02	)(a)	0.52

StocksPLUS Fund
Institutional Class
09/30/2003 +	$7.72	$0.97	(a)	$0.44	(a)	$1.41

03/31/2003	10.11	(0.77	)(a)	(1.49	)(a)	(2.26)

03/31/2002	10.20	0.37	(a)	(0.21	)(a)	0.16

03/31/2001	14.15	0.06	(a)	(2.84	)(a)	(2.78)

03/31/2000	14.32	1.08	(a)	1.33	(a)	2.41

03/31/1999	14.09	0.97	(a)	1.32	(a)	2.29

Administrative Class
09/30/2003 +	7.57	0.66	(a)	0.71	(a)	1.37

03/31/2003	9.94	(0.75	)(a)	(1.50	)(a)	(2.25)

03/31/2002	10.08	0.30	(a)	(0.20	)(a)	0.10

03/31/2001	14.03	(0.07	)(a)	(2.72	)(a)	(2.79)

03/31/2000	14.25	1.10	(a)	1.23	(a)	2.33

03/31/1999	14.06	1.10	(a)	1.13	(a)	2.23

StocksPLUS Short Strategy Fund
Institutional Class
07/23/2003 - 09/30/2003 +	$10.00	$0.01	(a)	$0.15	(a)	$0.16

StocksPLUS Total Return Fund
Institutional Class
09/30/2003 +	$9.10	$0.04	(a)	$1.78	(a)	$1.82

06/28/2002 - 03/31/2003	10.00	0.11	(a)	(0.89	)(a)	(0.78)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.45%.

48	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Real Return Fund II
Institutional Class
09/30/2003 +	$(0.19)	$0.00	$(0.19)	$11.15	3.98%	$44,984	0.45	%*	3.11	%*	154%

03/31/2003	(0.49)	(0.28)	(0.77)	10.91	18.14	19,410	0.46	(b)	4.50		170

02/28/2002 - 03/31/2002	(0.05)	0.00	(0.05)	9.93	(0.22)	15,969	0.45	*	5.48	*	0

Short Duration Municipal Income Fund
Institutional Class
09/30/2003 +	$(0.11)	$0.00	$(0.11)	$10.18	1.25%	$81,328	0.39	%*	2.09	%*	109%

03/31/2003	(0.26)	0.00	(0.26)	10.16	2.52	75,543	0.39		2.64		152

03/31/2002	(0.38)	(0.04)	(0.42)	10.17	4.30	30,906	0.39		3.75		107

03/31/2001	(0.44)	0.00	(0.44)	10.16	6.22	13,645	0.40	(e)	4.48		208

08/31/1999 - 03/31/2000	(0.23)	0.00	(0.23)	9.99	2.19	10,725	0.39	*(f)	3.92	*	171

Administrative Class
09/30/2003 +	(0.09)	0.00	(0.09)	10.18	1.12	5,679	0.64	*	1.74	*	109

10/22/2002 - 03/31/2003	(0.11)	0.00	(0.11)	10.16	1.48	715	0.64	*	2.42	*	152

Short-Term Fund
Institutional Class
09/30/2003 +	$(0.10)	$0.00	$(0.10)	$10.06	1.15%	$2,542,076	0.45	%*	1.59	%*	112%

03/31/2003	(0.29)	(0.02)	(0.31)	10.04	3.60	1,720,546	0.45		2.76		77

03/31/2002	(0.42)	(0.02)	(0.44)	10.00	4.11	1,053,121	0.57	(b)	3.88		131

03/31/2001	(0.64)	(0.02)	(0.66)	10.03	7.65	524,693	1.01	(b)	6.42		121

03/31/2000	(0.59)	0.00	(0.59)	9.95	5.19	589,203	0.64	(b)	5.88		38

03/31/1999	(0.57)	(0.01)	(0.58)	10.03	5.63	495,752	0.45		5.66		47

Administrative Class
09/30/2003 +	(0.08)	0.00	(0.08)	10.06	1.03	396,617	0.70	*	1.33	*	112

03/31/2003	(0.27)	(0.02)	(0.29)	10.04	3.34	258,495	0.70		2.53		77

03/31/2002	(0.39)	(0.02)	(0.41)	10.00	3.85	290,124	0.74	(c)	2.88		131

03/31/2001	(0.62)	(0.02)	(0.64)	10.03	7.40	4,610	1.25	(c)	6.01		121

03/31/2000	(0.56)	0.00	(0.56)	9.95	4.91	15,137	0.89	(c)	5.67		38

03/31/1999	(0.54)	(0.01)	(0.55)	10.03	5.39	3,769	0.70		5.37		47

StocksPLUS Fund
Institutional Class
09/30/2003 +	$(0.15)	$0.00	$(0.15)	$8.98	18.21%	$422,506	0.65	%*	22.04	%*	119%

03/31/2003	(0.13)	0.00	(0.13)	7.72	(22.42)	329,912	0.65		(9.28)		282

03/31/2002	(0.25)	0.00	(0.25)	10.11	1.53	410,288	0.66	(d)	3.65		455

03/31/2001	(0.26)	(0.91)	(1.17)	10.20	(20.93)	420,050	0.65		0.48		270

03/31/2000	(1.10)	(1.48)	(2.58)	14.15	17.82	620,144	0.65		7.42		92

03/31/1999	(0.82)	(1.24)	(2.06)	14.32	17.65	512,953	0.65		6.92		81

Administrative Class
09/30/2003 +	(0.14)	0.00	(0.14)	8.80	18.09	412,860	0.90	*	15.05	*	119

03/31/2003	(0.12)	0.00	(0.12)	7.57	(22.66)	124,597	0.90		(9.28)		282

03/31/2002	(0.24)	0.00	(0.24)	9.94	0.92	80,683	0.90		2.98		455

03/31/2001	(0.25)	(0.91)	(1.16)	10.08	(21.21)	35,474	0.90		(0.55)		270

03/31/2000	(1.07)	(1.48)	(2.55)	14.03	17.31	28,403	0.90		7.61		92

03/31/1999	(0.80)	(1.24)	(2.04)	14.25	17.21	11,302	0.90		7.83		81

StocksPLUS Short Strategy Fund
Institutional Class
07/23/2003 - 09/30/2003 +	$(0.01)	$0.00	$(0.01)	$10.15	1.47%	$2,671	0.74	%*(g)	0.67	%*	40%

StocksPLUS Total Return Fund
Institutional Class
09/30/2003 +	$(0.02)	$0.00	$(0.02)	$10.90	20.02%	$64,849	0.74	%*	0.68	%*	116%

06/28/2002 - 03/31/2003	(0.08)	(0.04)	(0.12)	9.10	(7.83)	4,185	0.74	*	1.62	*	398

(c)	Ratio of expenses to average net assets excluding interest expense is 0.70%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.65%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.39%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.62%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.71%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	49

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Strategic Balanced Fund
Institutional Class
09/30/2003 +	$9.16	$0.16	(a)	$0.95	(a)	$1.11

03/31/2003	10.52	0.53	(a)	(1.56	)(a)	(1.03)

03/31/2002	10.46	0.45	(a)	(0.03	)(a)	0.42

03/31/2001	12.80	0.90	(a)	(1.88	)(a)	(0.98)

03/31/2000	12.76	0.80	(a)	0.44	(a)	1.24

03/31/1999	12.60	0.89	(a)	0.60	(a)	1.49

Administrative Class
09/30/2003 +	9.15	0.15	(a)	0.94	(a)	1.09

03/31/2003	10.51	0.53	(a)	(1.58	)(a)	(1.05)

03/31/2002	10.47	0.52	(a)	(0.14	)(a)	0.38

03/31/2001	12.79	0.90	(a)	(1.88	)(a)	(0.98)

06/30/1999 - 03/31/2000	13.17	0.62	(a)	0.07	(a)	0.69

Total Return Fund II
Institutional Class
09/30/2003 +	$10.36	$0.13	(a)	$0.13	(a)	$0.26

03/31/2003	10.10	0.39	(a)	0.71	(a)	1.10

03/31/2002	10.27	0.48	(a)	0.21	(a)	0.69

03/31/2001	9.67	0.62	(a)	0.60	(a)	1.22

03/31/2001	10.11	0.58	(a)	(0.44	)(a)	0.14

03/31/1999	10.26	0.59	(a)	0.17	(a)	0.76

Administrative Class
09/30/2003 +	10.36	0.11	(a)	0.13	(a)	0.24

03/31/2003	10.10	0.36	(a)	0.72	(a)	1.08

03/31/2002	10.27	0.45	(a)	0.21	(a)	0.66

03/31/2001	9.67	0.59	(a)	0.60	(a)	1.19

03/31/2001	10.11	0.55	(a)	(0.44	)(a)	0.11

03/31/1999	10.26	0.56	(a)	0.17	(a)	0.73

Total Return Fund III
Institutional Class
09/30/2003 +	$9.57	$0.15	(a)	$0.11	(a)	$0.26

03/31/2003	9.24	0.43	(a)	0.66	(a)	1.09

03/31/2002	9.19	0.51	(a)	0.19	(a)	0.70

03/31/2001	8.74	0.57	(a)	0.45	(a)	1.02

03/31/2000	9.27	0.55	(a)	(0.53	)(a)	0.02

03/31/1999	9.55	0.57	(a)	0.20	(a)	0.77

Administrative Class
09/30/2003 +	9.57	0.14	(a)	0.11	(a)	0.25

03/31/2003	9.24	0.40	(a)	0.66	(a)	1.06

03/31/2002	9.19	0.50	(a)	0.17	(a)	0.67

03/31/2001	8.74	0.55	(a)	0.45	(a)	1.00

03/31/2000	9.27	0.54	(a)	(0.54	)(a)	0.00

03/31/1999	9.55	0.55	(a)	0.20	(a)	0.75

Total Return Mortgage Fund
Institutional Class
09/30/2003 +	$10.75	$0.06	(a)	$0.14	(a)	$0.20

03/31/2003	10.35	0.26	(a)	0.71	(a)	0.97

03/31/2002	10.42	0.47	(a)	0.33	(a)	0.80

03/31/2001	9.97	0.63	(a)	0.63	(a)	1.26

03/31/2000	10.19	0.59	(a)	(0.21	)(a)	0.38

03/31/1999	10.24	0.58	(a)	0.05	(a)	0.63

Administrative Class
09/30/2003 +	10.75	0.05	(a)	0.14	(a)	0.19

03/31/2003	10.35	0.24	(a)	0.70	(a)	0.94

03/31/2002	10.31	0.10	(a)	0.04	(a)	0.14

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.

50	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Strategic Balanced Fund
Institutional Class
09/30/2003 +	$(0.46)	$0.00	$(0.46)	$9.81	12.02%	$26,899	0.05	%*	3.18	%*	16%

03/31/2003	(0.33)	0.00	(0.33)	9.16	(9.80)	27,595	0.05		5.59		36

03/31/2002	(0.36)	0.00	(0.36)	10.52	4.16	30,727	0.05		4.23		35

03/31/2001	(0.67)	(0.69)	(1.36)	10.46	(8.31)	47,236	0.43	(d)	7.31		651

03/31/2000	(0.74)	(0.46)	(1.20)	12.80	10.05	124,934	0.65		6.19		176

03/31/1999	(0.66)	(0.67)	(1.33)	12.76	12.36	97,945	0.65		7.00		82

Administrative Class
09/30/2003 +	(0.45)	0.00	(0.45)	9.79	11.81	5,574	0.30	*	3.10	*	16

03/31/2003	(0.31)	0.00	(0.31)	9.15	(10.02)	4,091	0.30		5.59		36

03/31/2002	(0.34)	0.00	(0.34)	10.51	3.75	1,588	0.30		4.93		35

03/31/2001	(0.65)	(0.69)	(1.34)	10.47	(8.34)	488	0.63	(d)	7.30		651

06/30/1999 - 03/31/2000	(0.61)	(0.46)	(1.07)	12.79	5.47	709	0.90	*	6.48	*	176

Total Return Fund II
Institutional Class
09/30/2003 +	$(0.15)	$0.00	$(0.15)	$10.47	2.48%	$2,267,709	0.50	%*	2.41	%*	159%

03/31/2003	(0.40)	(0.44)	(0.84)	10.36	11.23	2,186,008	0.50		3.74		222

03/31/2002	(0.48)	(0.38)	(0.86)	10.10	6.89	1,775,255	0.50		4.61		473

03/31/2001	(0.62)	0.00	(0.62)	10.27	13.02	1,606,998	0.51	(c)	6.24		566

03/31/2001	(0.58)	0.00	(0.58)	9.67	1.46	1,263,556	0.50		5.89		142

03/31/1999	(0.59)	(0.32)	(0.91)	10.11	7.46	986,690	0.50		5.65		213

Administrative Class
09/30/2003 +	(0.13)	0.00	(0.13)	10.47	2.36	122,569	0.75	*	2.17	*	159

03/31/2003	(0.38)	(0.44)	(0.82)	10.36	10.96	133,732	0.75		3.49		222

03/31/2002	(0.45)	(0.38)	(0.83)	10.10	6.64	111,068	0.75		4.31		473

03/31/2001	(0.59)	0.00	(0.59)	10.27	12.74	77,183	0.76	(b)	6.00		566

03/31/2001	(0.55)	0.00	(0.55)	9.67	1.20	56,755	0.75		5.56		142

03/31/1999	(0.56)	(0.32)	(0.88)	10.11	7.19	54,736	0.75		5.33		213

Total Return Fund III
Institutional Class
09/30/2003 +	$(0.16)	$0.00	$(0.16)	$9.67	2.77%	$1,164,112	0.50	%*	3.13	%*	88%

03/31/2003	(0.43)	(0.33)	(0.76)	9.57	12.20	982,838	0.50		4.52		221

03/31/2002	(0.51)	(0.14)	(0.65)	9.24	7.76	844,807	0.50		5.44		449

03/31/2001	(0.57)	0.00	(0.57)	9.19	12.15	868,757	0.50		6.46		581

03/31/2000	(0.55)	0.00	(0.55)	8.74	0.33	635,592	0.50		6.21		186

03/31/1999	(0.56)	(0.49)	(1.05)	9.27	8.20	488,243	0.50		5.85		216

Administrative Class
09/30/2003 +	(0.15)	0.00	(0.15)	9.67	2.64	4,748	0.75	*	2.89	*	88

03/31/2003	(0.40)	(0.33)	(0.73)	9.57	11.93	4,630	0.75		4.24		221

03/31/2002	(0.48)	(0.14)	(0.62)	9.24	7.42	1,167	0.75		5.36		449

03/31/2001	(0.55)	0.00	(0.55)	9.19	11.83	11,223	0.75		6.12		581

03/31/2000	(0.53)	0.00	(0.53)	8.74	0.08	10,144	0.75		6.11		186

03/31/1999	(0.54)	(0.49)	(1.03)	9.27	7.93	1,867	0.75		5.59		216

Total Return Mortgage Fund
Institutional Class
09/30/2003 +	$(0.14)	$0.00	$(0.14)	$10.81	1.88%	$67,121	0.51	%*(c)	1.14	%*	576%

03/31/2003	(0.30)	(0.27)	(0.57)	10.75	9.48	69,700	0.50		2.46		844

03/31/2002	(0.47)	(0.40)	(0.87)	10.35	7.86	20,635	0.50		4.44		1193

03/31/2001	(0.63)	(0.18)	(0.81)	10.42	13.14	20,314	0.50		6.22		848

03/31/2000	(0.59)	(0.01)	(0.60)	9.97	3.91	3,971	0.50		5.94		1476

03/31/1999	(0.58)	(0.10)	(0.68)	10.19	6.27	4,128	0.50		5.66		158

Administrative Class
09/30/2003 +	(0.13)	0.00	(0.13)	10.81	1.75	14,795	0.76	*(b)	0.91	*	576

03/31/2003	(0.27)	(0.27)	(0.54)	10.75	9.22	14,920	0.75		2.22		844

03/31/2002	(0.10)	0.00	(0.10)	10.35	1.38	8,479	0.75	*	3.24	*	1193

(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.50%.
(d)	Effective September 29, 2000, the Strategic Balanced Fund did not incur advisory fee expenses.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	51

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$600,065	$129,603	$15,057	$672,899	$15,494	$113,428	$1,269,998
Cash	1,011	154	0	1	176	2,415	261
Foreign currency, at value	0	0	0	0	13	0	0
Receivable for investments sold	66,498	0	600	13,189	629	280	260,047
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	1	20	223
Receivable for Fund shares sold	7,983	45	301	10,172	0	1,434	4,375
Interest and dividends receivable	932	1,565	187	5,307	74	2,016	14,827
Variation margin receivable	0	0	0	140	0	0	0
Swap premiums paid	0	2,128	0	0	0	0	138
Unrealized appreciation on swap agreements	0	1,022	0	0	0	11	1,677
Unrealized appreciation on forward volatility options	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	0

	676,489	134,517	16,145	701,708	16,387	119,604	1,551,546

Liabilities:
Payable for investments purchased	$69,591	$0	$0	$152,282	$1,974	$5,316	$525,663
Unrealized depreciation on forward foreign currency contracts	0	0	0	0	0	19	291
Payable for short sale	0	0	0	13,518	0	0	0
Due to Custodian	0	0	0	0	0	0	0
Written options outstanding	0	299	62	0	0	0	0
Payable for Fund shares redeemed	317	248	0	309	5	103	1,771
Dividends payable	0	90	6	0	0	15	517
Accrued investment advisory fee	136	26	3	173	5	25	335
Accrued administration fee	59	31	3	123	3	17	349
Accrued distribution fee	32	0	0	31	0	1	93
Accrued servicing fee	23	11	1	35	0	0	86
Variation margin payable	0	232	4	0	0	0	0
Recoupment payable to Manager	9	0	0	6	3	0	0
Swap premiums received	0	749	0	0	0	0	1
Unrealized depreciation on swap agreements	0	1,192	0	0	0	5	0
Other liabilities	0	0	0	976	0	0	0
	70,167	2,878	79	167,453	1,990	5,501	529,106

Net Assets	$606,322	$131,639	$16,066	$534,255	$14,397	$114,103	$1,022,440

Net Assets Consist of:
Paid in capital	$592,185	$130,525	$15,849	$502,885	$39,218	$112,251	$885,539
Undistributed (overdistributed) net investment income	1,750	300	2	18,571	649	1	23,110
Accumulated undistributed net realized gain (loss)	1,327	(1,544)	(91)	0	(25,214)	196	78,628
Net unrealized appreciation (depreciation)	11,060	2,358	306	12,799	(256)	1,655	35,163

	$606,322	$131,639	$16,066	$534,255	$14,397	$114,103	$1,022,440

Net Assets:
Institutional Class	$456,922	$72,109	$10,339	$322,103	$14,388	$108,561	$544,983
Administrative Class	7,703	2,123	10	10	9	0	19,151
Other Classes	141,697	57,407	5,717	212,142	0	5,542	458,306

Shares Issued and Outstanding:
Institutional Class	38,503	7,140	1,007	24,312	1,349	10,410	49,106
Administrative Class	649	210	1	1	1	0	1,726

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.87	$10.10	$10.27	$13.25	$10.67	$10.43	$11.10
Administrative Class	11.87	10.10	10.27	13.24	10.85	0.00	11.10

Cost of Investments Owned	$589,004	$125,946	$14,697	$660,261	$15,746	$111,778	$1,236,450

Cost of Foreign Currency Held	$0	$0	$0	$0	$13	$0	$0

52	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands, except per share amounts

	European Convertible Fund	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Assets:
Investments, at value	$34,745	$1,800,419	$753,466	$202,787	$975,172	$7,422,894	$30,525	$1,005,714	$15,593,013	$564,208
Cash	1	17	0	2,255	12,649	5,368	569	1,500	25,394	1,678
Foreign currency, at value	1,515	26,111	11,892	3,044	0	29,060	18	0	14,612	0
Receivable for investments sold	2,823	701,043	305,358	48,455	522,377	120,677	222	235,151	265,822	15,642
Unrealized appreciation on forward foreign currency contracts	160	428	6,892	31	0	0	0	0	0	0
Receivable for Fund shares sold	0	4,100	1,527	223	930	76,555	10	4,571	56,983	18
Interest and dividends receivable	210	26,603	11,407	2,573	825	147,411	441	8,151	52,678	1,956
Variation margin receivable	0	4,899	2,812	657	194	2,449	1	12,514	9,366	334
Swap premiums paid	0	7,458	6,308	1,826	316	1,885	3	0	1,498	0
Unrealized appreciation on swap agreements	0	17,030	5,417	1,691	0	1,598	0	0	1,151	3
Unrealized appreciation on forward volatility options	0	212	76	18	0	0	0	0	0	0
Other assets	0	0	0	4	0	0	0	262	0	0

	39,454	2,588,320	1,105,155	263,564	1,512,463	7,807,897	31,789	1,267,863	16,020,517	583,839

Liabilities:
Payable for investments purchased	$849	$515,944	$269,420	$33,630	$764,654	$191,006	$761	$292,810	$1,451,691	$53,826
Unrealized depreciation on forward foreign currency contracts	45	18,702	751	1,616	0	3,766	0	0	594	0
Payable for short sale	0	442,289	222,103	47,585	378,486	0	0	148,650	0	0
Due to Custodian	0	0	2,039	0	0	0	0	0	0	0
Written options outstanding	0	13,082	4,834	1,391	142	16,059	13	4,331	716	33
Payable for Fund shares redeemed	3,997	2,880	6,646	705	28,107	16,710	75	1,763	89,499	1,776
Dividends payable	0	346	155	38	89	12,068	8	354	4,810	85
Accrued investment advisory fee	15	303	108	34	73	1,462	6	155	2,831	114
Accrued administration fee	8	396	130	48	100	1,874	6	190	2,797	114
Accrued distribution fee	0	112	7	21	0	1,230	0	139	988	0
Accrued servicing fee	0	116	0	12	126	686	0	58	938	0
Variation margin payable	0	427	867	7	0	0	9	7,486	0	0
Recoupment payable to Manager	0	0	0	0	0	0	0	0	0	0
Swap premiums received	0	10,508	3,859	1,278	0	19	0	0	15	0
Unrealized depreciation on swap agreements	0	18,866	12,604	1,667	92	1,823	20	0	2,437	0
Other liabilities	0	2,293	1,478	195	0	16	3	0	6	0
	4,914	1,026,264	525,001	88,227	1,171,869	246,719	901	455,936	1,557,322	55,948

Net Assets	$34,540	$1,562,056	$580,154	$175,337	$340,594	$7,561,178	$30,888	$811,927	$14,463,195	$527,891

Net Assets Consist of:
Paid in capital	$33,314	$1,488,599	$507,718	$171,739	$337,251	$7,963,621	$29,627	$779,351	$14,295,985	$524,136
Undistributed (overdistributed) net investment income	46	(100,970)	(6,291)	(8,667)	83	(24,366)	464	3,674	53,677	1,633
Accumulated undistributed net realized gain (loss)	(117)	19,765	30,401	(4)	752	(626,567)	313	(7,996)	20,734	(2,508)
Net unrealized appreciation (depreciation)	1,297	154,662	48,326	12,269	2,508	248,490	484	36,898	92,799	4,630

	$34,540	$1,562,056	$580,154	$175,337	$340,594	$7,561,178	$30,888	$811,927	$14,463,195	$527,891

Net Assets:
Institutional Class	$34,540	$915,829	$540,152	$112,268	$116,379	$3,342,117	$30,877	$337,378	$9,244,820	$526,390
Administrative Class	0	50,389	40,002	10	0	692,313	11	171,938	454,463	1,501
Other Classes	0	595,838	0	63,059	224,215	3,526,748	0	302,611	4,763,912	0

Shares Issued and Outstanding:
Institutional Class	2,990	85,992	50,814	11,128	10,520	354,691	2,856	30,104	895,130	53,073
Administrative Class	0	4,731	3,763	0	0	73,474	1	15,342	44,003	151

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.55	$10.65	$10.63	$10.09	$11.06	$9.42	$10.81	$11.21	$10.33	$9.92
Administrative Class	0.00	10.65	10.63	10.09	0.00	9.42	10.81	11.21	10.33	9.92

Cost of Investments Owned	$33,572	$1,633,476	$706,556	$190,178	$970,219	$7,184,486	$29,996	$983,768	$15,520,977	$560,200

Cost of Foreign Currency Held	$1,513	$25,959	$11,772	$3,027	$0	$28,748	$17	$0	$14,025	$0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	53

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Asset Fund	Real Return Fund

Assets:
Investments, at value	$70,052	$1,480,729	$460,232	$389,276	$20,822	$277,934	$10,404,796
Cash	1,223	4,509	5	320	4	1	764
Foreign currency, at value	100	1,077	0	0	0	0	1,824
Receivable for investments sold	1,330	52	0	3,492	997	5,997	917,761
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	0	0	30
Receivable for Fund shares sold	1	15,853	3,501	1,017	250	5,731	42,199
Interest and dividends receivable	222	6,994	651	5,301	280	2,647	94,857
Variation margin receivable	72	2,757	0	0	0	72	4,885
Swap premiums paid	10	13	0	0	0	0	517
Unrealized appreciation on swap agreements	6	99	0	0	0	0	1,040
Other assets	0	0	0	0	0	0	0

	73,016	1,512,083	464,389	399,406	22,353	292,382	11,468,673

Liabilities:
Payable for investments purchased	$7,424	$103,918	$0	$22,166	$2,223	$73,310	$2,277,624
Unrealized depreciation on forward foreign currency contracts	4	177	0	0	0	0	2,257
Payable for short sale	0	0	0	0	0	6,153	824,331
Due to Custodian	0	0	0	0	0	0	0
Written options outstanding	4	0	0	1,259	57	0	636
Payable for Fund shares redeemed	128	1,582	5,698	526	120	7	30,897
Dividends payable	2	696	14	304	14	1	2,128
Interest payable	0	0	0	0	0	0	0
Accrued investment advisory fee	13	274	58	74	4	62	1,598
Accrued administration fee	13	219	124	97	6	39	2,073
Accrued distribution fee	0	0	13	66	0	0	1,377
Accrued servicing fee	0	0	33	42	3	0	993
Variation margin payable	18	0	0	843	15	0	521
Recoupment payable to Manager	0	0	0	0	0	4	2
Swap premiums received	0	21	0	0	0	0	1,866
Unrealized depreciation on swap agreements	16	398	0	0	0	0	2,273
Other liabilities	0	0	0	0	0	259	8,177
	7,622	107,285	5,940	25,377	2,442	79,835	3,156,753

Net Assets	$65,394	$1,404,798	$458,449	$374,029	$19,911	$212,547	$8,311,920

Net Assets Consist of:
Paid in capital	$64,075	$1,354,868	$458,424	$369,678	$19,587	$204,915	$7,658,173
Undistributed (over distributed) net investment income	360	6,366	7	(39)	(7)	199	88,523
Accumulated undistributed net realized gain (loss)	345	7,779	18	(6,399)	73	92	130,844
Net unrealized appreciation (depreciation)	614	35,785	0	10,789	258	7,341	434,380

	$65,394	$1,404,798	$458,449	$374,029	$19,911	$212,547	$8,311,920

Net Assets:
Institutional Class	$65,380	$1,404,798	$169,961	$139,985	$2,540	$212,547	$2,540,565
Administrative Class	14	0	4,115	22,315	0	0	596,102
Other Classes	0	0	284,373	211,729	17,371	0	5,175,253

Shares Issued and Outstanding:
Institutional Class	6,422	132,962	169,961	13,722	236	18,429	217,383
Administrative Class	1	0	4,115	2,188	0	0	51,005

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.18	$10.57	$1.00	$10.20	$10.76	$11.53	$11.69
Administrative Class	10.18	0.00	1.00	10.20	0.00	0.00	11.69

Cost of Investments Owned	$69,525	$1,454,283	$460,232	$374,802	$20,468	$270,568	$9,966,650

Cost of Foreign Currency Held	$96	$1,041	$0	$0	$0	$0	$1,806

54	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands, except per share amounts

	Real Return Fund II	Short Duration Municipal Income Fund	Short- Term Fund	StocksPLUS Fund	StocksPLUS Short Strategy Fund	StocksPLUS Total Return Fund	Strategic Balanced Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund

Assets:
Investments, at value	$48,444	$406,858	$4,600,921	$1,254,403	$2,627	$52,539	$32,406	$2,564,092	$1,192,476	$482,479
Cash	1	409	13,124	1,859	0	0	0	27,558	75	527
Foreign currency, at value	0	0	10,045	1,172	0	79	0	0	522	0
Receivable for investments sold	1,445	18,402	360,160	182	0	0	81	5,448	3,619	238,220
Unrealized appreciation on forward foreign currency contracts	0	0	70	7	0	0	0	0	31	0
Receivable for Fund shares sold	0	1,811	19,292	12,183	0	14,534	118	1,348	23,031	971
Interest and dividends receivable	401	4,435	13,412	2,149	6	45	38	11,287	6,480	844
Variation margin receivable	18	0	4,383	137	40	43	0	5,168	2,491	82
Swap premiums paid	0	476	0	0	0	0	0	1,879	727	1,019
Unrealized appreciation on swap agreements	0	687	860	22	0	0	0	5,357	1,823	0
Other assets	0	0	20	0	0	0	0	0	0	0

	50,309	433,078	5,022,287	1,272,114	2,673	67,240	32,643	2,622,137	1,231,275	724,142

Liabilities:
Payable for investments purchased	$3,808	$20,159	$24,635	$49,792	$0	$357	$38	$209,273	$57,176	$391,406
Unrealized depreciation on forward foreign currency contracts	0	0	32	360	0	3	0	0	205	0
Payable for short sale	1,484	0	368,636	0	0	0	0	0	0	56,293
Due to Custodian	0	0	0	0	0	0	81	0	0	0
Written options outstanding	0	2,264	6,992	72	0	4	0	5,851	2,624	158
Payable for Fund shares redeemed	0	1,908	17,637	3,630	0	13	48	14,142	479	998
Dividends payable	0	109	1,037	0	0	0	0	698	495	48
Interest payable	0	0	0	10,160	0	0	0	0	0	0
Accrued investment advisory fee	8	65	897	383	1	17	0	470	217	55
Accrued administration fee	7	116	959	284	1	9	1	470	217	78
Accrued distribution fee	0	17	202	211	0	0	2	23	1	2
Accrued servicing fee	0	65	331	74	0	0	0	0	0	69
Variation margin payable	0	0	0	5,850	0	534	0	774	145	0
Recoupment payable to Manager	1	0	0	0	0	1	0	0	0	0
Swap premiums received	0	0	491	0	0	0	0	158	450	0
Unrealized depreciation on swap agreements	0	0	3,637	0	0	0	0	0	406	34
Other liabilities	17	0	819	234	0	0	0	0	0	0
	5,325	24,703	426,305	71,050	2	938	170	231,859	62,415	449,141

Net Assets	$44,984	$408,375	$4,595,982	$1,201,064	$2,671	$66,302	$32,473	$2,390,278	$1,168,860	$275,001

Net Assets Consist of:
Paid in capital	$42,362	$409,098	$4,584,158	$1,536,168	$2,631	$65,474	$50,664	$2,314,766	$1,115,868	$270,126
Undistributed (over distributed) net investment income	663	(26)	(3,938)	86,239	2	29	171	617	8,327	447
Accumulated undistributed net realized gain (loss)	116	(4,617)	(10,405)	(418,723)	(106)	1,243	(19,597)	3,462	7,424	1,836
Net unrealized appreciation (depreciation)	1,843	3,920	26,167	(2,620)	144	(444)	1,235	71,433	37,241	2,592

	$44,984	$408,375	$4,595,982	$1,201,064	$2,671	$66,302	$32,473	$2,390,278	$1,168,860	$275,001

Net Assets:
Institutional Class	$44,984	$81,328	$2,542,076	$422,506	$2,671	$64,849	$26,899	$2,267,709	$1,164,112	$67,121
Administrative Class	0	5,679	396,617	412,860	0	0	5,574	122,569	4,748	14,795
Other Classes	0	321,368	1,657,289	365,698	0	1,453	0	0	0	193,085

Shares Issued and Outstanding:
Institutional Class	4,035	7,988	252,750	47,027	263	5,952	2,742	216,665	120,374	6,207
Administrative Class	0	558	39,434	46,897	0	0	569	11,711	491	1,368

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$11.15	$10.18	$10.06	$8.98	$10.15	$10.90	$9.81	$10.47	$9.67	$10.81
Administrative Class	0.00	10.18	10.06	8.80	0.00	0.00	9.79	10.47	9.67	10.81

Cost of Investments Owned	$46,640	$402,337	$4,590,824	$1,252,052	$2,622	$52,476	$31,170	$2,520,919	$1,167,707	$479,310

Cost of Foreign Currency Held	$0	$0	$9,913	$1,125	$0	$76	$0	$0	$504	$0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	55

Statements of Operations

Amounts in thousands

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Convertible Fund	Diversified Income Fund	Emerging Markets Bond Fund

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Period from July 31, 2003 to September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$0	$3,466	$358	$4,098	$113	$343	$26,789
Dividends	5,883	0	0	0	153	0	170
Miscellaneous income	10	(2)	0	14,283	1	5	1,611
Total Income	5,893	3,464	358	18,381	267	348	28,570
Expenses:
Investment advisory fees	379	183	19	603	28	27	2,071
Administration fees	189	217	22	437	17	18	2,164
Distribution and/or servicing fees—Administrative Class	3	3	0	0	0	0	35
Distribution and/or servicing fees—Other Classes	130	79	7	263	0	2	1,054
Trustees’ fees	0	0	0	0	0	0	1
Organization costs	0	0	0	0	0	0	0
Interest expense	0	2	0	6	1	0	20
Miscellaneous expense	26	0	0	6	0	0	0

Total Expenses	727	484	48	1,315	46	47	5,345
Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	727	484	48	1,315	46	47	5,345

Net Investment Income	5,166	2,980	310	17,066	221	301	23,225

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,498	1,180	24	157	(385)	217	77,790
Net realized gain (loss) on futures contracts, options and swaps	0	544	70	88	0	(1)	346
Net realized gain (loss) on foreign currency transactions	0	0	0	0	15	(20)	588
Net change in unrealized appreciation (depreciation) on investments	10,955	(2,093)	(100)	11,672	1,989	1,650	679
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(1,635)	(98)	491	0	6	3,991
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	(1)	(1)	(300)
Net Gain (Loss)	12,453	(2,004)	(104)	12,408	1,618	1,851	83,094

Net Increase in Assets Resulting from Operations	$17,619	$976	$206	$29,474	$1,839	$2,152	$106,319

56	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands

	European Convertible Fund	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$174	$28,580	$11,000	$3,019	$3,075	$271,672	$751
Dividends	29	170	35	19	0	2,774	0
Miscellaneous income	0	(2,786)	(1,736)	(254)	0	4,153	(4)
Total Income	203	25,964	9,299	2,784	3,075	278,599	747
Expenses:
Investment advisory fees	47	1,841	680	217	462	8,714	36
Administration fees	24	2,408	816	307	646	11,164	36
Distribution and/or servicing fees—Administrative Class	0	57	51	0	0	746	0
Distribution and/or servicing fees—Other Classes	0	1,338	0	208	878	10,636	0
Trustees’ fees	0	2	1	0	1	10	0
Organization costs	0	0	0	0	0	0	0
Interest expense	0	3	0	0	6	5	3
Miscellaneous expense	0	0	0	0	0	0	0

Total Expenses	71	5,649	1,548	732	1,993	31,275	75
Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	71	5,649	1,548	732	1,993	31,275	75

Net Investment Income	132	20,315	7,751	2,052	1,082	247,324	672

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	53	17,379	6,363	1,135	1,279	99,069	483
Net realized gain (loss) on futures contracts, options and swaps	0	(39,157)	(11,543)	(3,512)	(351)	(24,971)	(79)
Net realized gain (loss) on foreign currency transactions	52	17,436	25,554	2,475	0	(4,739)	1
Net change in unrealized appreciation (depreciation) on investments	960	(17,159)	(11,217)	(2,567)	2,300	290,378	333
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	47,538	16,755	5,353	153	14,542	(17)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	129	(32,122)	1,220	(2,932)	0	(7,698)	1
Net Gain (Loss)	1,194	(6,085)	27,132	(48)	3,381	366,581	722

Net Increase in Assets Resulting from Operations	$1,326	$14,230	$34,883	$2,004	$4,463	$613,905	$1,394

	Long- Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$18,789	$167,424	$7,472
Dividends	0	213	89
Miscellaneous income	9	699	12
Total Income	18,798	168,336	7,573
Expenses:
Investment advisory fees	1,099	16,752	689
Administration fees	1,345	16,741	689
Distribution and/or servicing fees—Administrative Class	220	544	3
Distribution and/or servicing fees—Other Classes	1,053	11,290	0
Trustees’ fees	1	19	1
Organization costs	0	0	0
Interest expense	28	0	0
Miscellaneous expense	4	0	0

Total Expenses	3,750	45,346	1,382
Reimbursement by Manager	0	0	0

Net Expenses	3,750	45,346	1,382

Net Investment Income	15,048	122,990	6,191

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,201)	34,770	(250)
Net realized gain (loss) on futures contracts, options and swaps	(15,038)	(13,035)	(2,217)
Net realized gain (loss) on foreign currency transactions	0	(1,101)	0
Net change in unrealized appreciation (depreciation) on investments	(5,574)	(11,984)	(3,239)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	24,267	18,782	622
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	1,299	0
Net Gain (Loss)	2,454	28,731	(5,084)

Net Increase in Assets Resulting from Operations	$17,502	$151,721	$1,107

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	57

Statements of Operations (Cont.)

Amounts in thousands

	Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Asset Fund	Real Return Fund

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest	$822	$19,649	$2,688	$8,928	$362	$3,104	$177,604
Dividends	0	37	0	0	0	0	8
Miscellaneous income	1	105	0	0	0	479	(124)
Total Income	823	19,791	2,688	8,928	362	3,583	177,488
Expenses:
Investment advisory fees	75	1,577	348	492	24	301	9,661
Administration fees	75	1,261	754	645	34	188	12,733
Distribution and/or servicing fees—Administrative Class	0	0	12	61	0	0	597
Distribution and/or servicing fees—Other Classes	0	0	488	677	19	0	14,210
Trustees’ fees	0	2	1	1	0	0	11
Organization costs	0	0	0	0	0	0	1
Interest expense	0	0	1	2	0	7	321
Miscellaneous expense	0	0	0	0	0	4	0

Total Expenses	150	2,840	1,604	1,878	77	500	37,534
Reimbursement by Manager	0	0	(168)	0	0	0	0

Net Expenses	150	2,840	1,436	1,878	77	500	37,534

Net Investment Income	673	16,951	1,252	7,050	285	3,083	139,954

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	392	11,413	15	1,712	57	215	99,912
Net realized gain (loss) on futures contracts, options and swaps	(54)	(4,503)	0	2,081	173	112	13,757
Net realized gain (loss) on foreign currency transactions	(4)	(485)	0	0	0	0	(3,373)
Net change in unrealized appreciation (depreciation) on investments	(523)	(1,473)	0	1,557	28	4,123	53,591
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	87	10,250	0	(4,539)	(141)	108	13,412
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	2	(98)	0	0	0	0	(2,175)
Net Gain (Loss)	(100)	15,104	15	811	117	4,558	175,124

Net Increase in Assets Resulting from Operations	$573	$32,055	$1,267	$7,861	$402	$7,641	$315,078

58	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Short Strategy Fund

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Period from July 23, 2003 to September 30, 2003 (Unaudited)
Investment Income:
Interest	$469	$4,765	$41,889	$9,724	$7
Dividends	0	0	0	29	0
Miscellaneous income	0	0	179	102,439	0
Total Income	469	4,765	42,068	112,192	7
Expenses:
Investment advisory fees	33	387	5,126	2,139	2
Administration fees	26	689	5,586	1,602	1
Distribution and/or servicing fees—Administrative Class	0	4	414	410	0
Distribution and/or servicing fees—Other Classes	0	473	2,777	1,258	0
Trustees’ fees	0	1	6	2	0
Organization costs	0	0	0	0	0
Interest expense	0	2	13	0	0
Miscellaneous expense	1	0	0	0	0

Total Expenses	60	1,556	13,922	5,411	3
Reimbursement by Manager	0	0	0	0	0

Net Expenses	60	1,556	13,922	5,411	3

Net Investment Income	409	3,209	28,146	106,781	4

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	111	1,265	(4,372)	(8)	(1)
Net realized gain (loss) on futures contracts, options and swaps	5	(313)	(23)	43,560	(105)
Net realized gain (loss) on foreign currency transactions	0	0	23	(302)	0
Net change in unrealized appreciation (depreciation) on investments	871	570	(4,372)	(525)	5
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	77	(793)	21,861	1,491	139
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	194	(263)	0
Net Gain (Loss)	1,064	729	13,311	43,953	38

Net Increase in Assets Resulting from Operations	$1,473	$3,938	$41,457	$150,734	$42

	StocksPLUS Total Return Fund	Strategic Balanced Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund

	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest	$219	$0	$34,587	$19,106	$2,393
Dividends	0	564	0	0	0
Miscellaneous income	0	0	69	89	124
Total Income	219	564	34,656	19,195	2,517
Expenses:
Investment advisory fees	75	0	2,972	1,318	374
Administration fees	38	9	2,972	1,318	536
Distribution and/or servicing fees—Administrative Class	0	6	169	6	18
Distribution and/or servicing fees—Other Classes	0	0	0	0	473
Trustees’ fees	0	0	3	1	0
Organization costs	0	0	0	0	0
Interest expense	0	0	0	0	20
Miscellaneous expense	1	0	0	0	0

Total Expenses	114	15	6,116	2,643	1,421
Reimbursement by Manager	0	0	0	0	0

Net Expenses	114	15	6,116	2,643	1,421

Net Investment Income	105	549	28,540	16,552	1,096

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(84)	(876)	2,252	9,626	1,965
Net realized gain (loss) on futures contracts, options and swaps	1,732	0	(8,047)	(5,504)	(45)
Net realized gain (loss) on foreign currency transactions	0	0	0	(313)	0
Net change in unrealized appreciation (depreciation) on investments	27	4,073	4,048	(1,295)	1,190
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(577)	0	29,514	12,250	208
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	(621)	0
Net Gain (Loss)	1,098	3,197	27,767	14,143	3,318

Net Increase in Assets Resulting from Operations	$1,203	$3,746	$56,307	$30,695	$4,414

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	59

Statement of Changes in Net Assets

Amounts in thousands

	All Asset Fund		California Intermediate Municipal Bond Fund		California Municipal Bond Fund		Commodity- RealReturn Strategy Fund
	Six Months Ended September 30, 2003	Period from July 31, 2002 to March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Period from June 28, 2002 to March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,166	$1,547	$2,980	$6,255	$310	$691	$17,066	$837
Net realized gain (loss)	1,498	574	1,724	(2,972)	94	55	245	4,132
Net capital gain distributions received from underlying Funds	0	60	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	10,955	105	(3,728)	3,841	(198)	311	12,163	636

Net increase (decrease) resulting from operations	17,619	2,286	976	7,124	206	1,057	29,474	5,605

Distributions to Shareholders:
From net investment income
Institutional Class	(4,171)	(1,097)	(1,711)	(4,228)	(202)	(472)	(1,201)	(1,981)
Administrative Class	(24)	0	(53)	(106)	0	(33)	0	0
Other Classes	(476)	0	(1,216)	(1,922)	(108)	(186)	(494)	(33)
From net realized capital gains
Institutional Class	0	0	0	(473)	0	(6)	0	0
Administrative Class	0	0	0	(10)	0	(1)	0	0
Other Classes	0	0	0	(279)	0	(3)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(4,671)	(1,097)	(2,980)	(7,018)	(310)	(701)	(1,695)	(2,014)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	395,061	174,182	7,906	38,932	1,296	4,612	254,581	208,023
Administrative Class	7,394	10	165	7,381	0	3,028	0	10
Other Classes	146,793	0	13,437	62,909	1,709	6,198	182,330	52,982

Issued as reinvestment of distributions
Institutional Class	3,966	1,056	1,507	4,250	202	467	1,047	1,923
Administrative Class	24	0	43	111	0	39	0	0
Other Classes	279	0	740	1,442	69	146	350	33

Cost of shares redeemed
Institutional Class	(105,964)	(23,791)	(25,520)	(38,028)	(384)	(5,738)	(42,702)	(124,933)
Administrative Class	0	0	(1,630)	(5,529)	0	(3,066)	0	0
Other Classes	(6,825)	0	(20,194)	(23,925)	(1,944)	(2,538)	(21,477)	(9,282)

Net increase (decrease) resulting from Fund share transactions	440,728	151,457	(23,546)	47,543	948	3,148	374,129	128,756

Total Increase (Decrease) in Net Assets	453,676	152,646	(25,550)	47,649	844	3,504	401,908	132,347

Net Assets:
Beginning of period	152,646	0	157,189	109,540	15,222	11,718	132,347	0
End of period*	$606,322	$152,646	$131,639	$157,189	$16,066	$15,222	$534,255	$132,347

*Including undistributed (overdistributed) net investment income of:	$1,750	$1,255	$300	$300	$2	$2	$18,571	$3,200

60	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Convertible Fund		Diversified Income Fund	Emerging Markets Bond Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Period from July 31, 2003 to September 30, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$221	$608	$301	$23,225	$25,152
Net realized gain (loss)	(370)	(615)	196	78,724	26,871
Net capital gain distributions received from underlying Funds	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	1,988	(1,888)	1,655	4,370	20,864

Net increase (decrease) resulting from operations	1,839	(1,895)	2,152	106,319	72,887

Distributions to Shareholders:
From net investment income
Institutional Class	(231)	(515)	(290)	(12,399)	(16,778)
Administrative Class	0	0	0	(763)	(881)
Other Classes	0	(473)	(10)	(10,029)	(7,504)
From net realized capital gains
Institutional Class	0	0	0	0	(6,170)
Administrative Class	0	0	0	0	(438)
Other Classes	0	0	0	0	(3,065)
Tax basis return of capital
Institutional Class	0	0	0	0	0
Administrative Class	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(231)	(988)	(300)	(23,191)	(34,836)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	5,677	2,167	106,705	445,123	426,153
Administrative Class	0	0	0	46,876	50,418
Other Classes	0	9,887	5,471	453,357	327,863

Issued as reinvestment of distributions
Institutional Class	227	463	279	10,884	21,324
Administrative Class	0	0	0	732	1,319
Other Classes	0	317	6	7,494	7,680

Cost of shares redeemed
Institutional Class	(4,592)	(4,574)	(185)	(402,164)	(203,056)
Administrative Class	0	0	0	(64,106)	(32,834)
Other Classes	0	(29,181)	(25)	(309,218)	(141,685)

Net increase (decrease) resulting from Fund share transactions	1,312	(20,921)	112,251	188,978	457,182

Total Increase (Decrease) in Net Assets	2,920	(23,804)	114,103	272,106	495,233

Net Assets:
Beginning of period	11,477	35,281	0	750,334	255,101
End of period*	$14,397	$11,477	$114,103	$1,022,440	$750,334

*Including undistributed (overdistribu ted) net investment income of:	$649	$659	$1	$23,110	$23,076

	European Convertible Fund		Foreign Bond Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$132	$47	$20,315	$37,161
Net realized gain (loss)	105	(50)	(4,342)	(131,236)
Net capital gain distributions received from underlying Funds	0	0	0	0
Net change in unrealized appreciation (depreciation)	1,089	397	(1,743)	186,695

Net increase (decrease) resulting from operations	1,326	394	14,230	92,620

Distributions to Shareholders:
From net investment income
Institutional Class	(143)	(93)	(13,874)	(16,919)
Administrative Class	0	0	(668)	(681)
Other Classes	0	0	(7,201)	(7,590)
From net realized capital gains
Institutional Class	0	0	0	(16,741)
Administrative Class	0	0	0	(713)
Other Classes	0	0	0	(9,045)
Tax basis return of capital
Institutional Class	0	0	0	(8,679)
Administrative Class	0	0	0	(349)
Other Classes	0	0	0	(3,893)

Total Distributions	(143)	(93)	(21,743)	(64,610)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	38,865	482	246,530	442,284
Administrative Class	0	0	54,950	31,919
Other Classes	0	0	283,074	373,286

Issued as reinvestment of distributions
Institutional Class	143	93	12,979	39,568
Administrative Class	0	0	530	1,716
Other Classes	0	0	5,883	17,064

Cost of shares redeemed
Institutional Class	(10,034)	(1,550)	(139,815)	(210,786)
Administrative Class	0	0	(36,555)	(24,091)
Other Classes	0	(10)	(190,029)	(147,311)

Net increase (decrease) resulting from Fund share transactions	28,974	(985)	237,547	523,649

Total Increase (Decrease) in Net Assets	30,157	(684)	230,034	551,659

Net Assets:
Beginning of period	4,383	5,067	1,332,022	780,363
End of period*	$34,540	$4,383	$1,562,056	$1,332,022

*Including undistributed (overdistribu ted) net investment income of:	$46	$57	$(100,970)	$(99,542)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	61

Statement of Changes in Net Assets (Cont.)

Amounts in thousands

	Global Bond Fund		Global Bond Fund II		GNMA Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,751	$17,593	$2,052	$3,757	$1,082	$3,131
Net realized gain (loss)	20,374	14,654	98	(8,685)	928	10,127
Net change in unrealized appreciation (depreciation)	6,758	56,859	(146)	14,759	2,453	183

Net increase resulting from operations	34,883	89,106	2,004	9,831	4,463	13,441

Distributions to Shareholders:
From net investment income
Institutional Class	(7,384)	(16,759)	(1,663)	(2,788)	(1,815)	(1,260)
Administrative Class	(552)	(929)	0	0	0	0
Other Classes	0	0	(642)	(969)	(2,507)	(2,897)
From net realized capital gains
Institutional Class	0	0	0	0	0	(1,218)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(4,915)

Total Distributions	(7,936)	(17,688)	(2,305)	(3,757)	(4,322)	(10,290)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	225,217	332,780	6,173	55,470	86,383	86,115
Administrative Class	22,764	53,200	10	0	0	0
Other Classes	0	0	26,240	45,846	52,650	281,721

Issued as reinvestment of distributions
Institutional Class	6,369	13,603	1,607	2,643	1,626	2,157
Administrative Class	528	924	0	0	0	0
Other Classes	0	0	459	684	1,866	5,965

Cost of shares redeemed
Institutional Class	(214,379)	(217,582)	(10,398)	(13,242)	(66,181)	(30,305)
Administrative Class	(22,996)	(25,210)	0	0	0	0
Other Classes	0	0	(16,932)	(13,770)	(87,365)	(95,879)

Net increase (decrease) resulting from Fund share transactions	17,503	157,715	7,159	77,631	(11,021)	249,774

Total Increase (Decrease) in Net Assets	44,450	229,133	6,858	83,705	(10,880)	252,925

Net Assets:
Beginning of period	535,704	306,571	168,479	84,774	351,474	98,549
End of period*	$580,154	$535,704	$175,337	$168,479	$340,594	$351,474

*Including undistributed (overdistributed) net investment income of:	$(6,291)	$(6,106)	$(8,667)	$(8,414)	$83	$3,323

62	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$247,324	$348,570	$672	$1,442	$15,048	$29,744
Net realized gain (loss)	69,359	(256,235)	405	2,669	(16,239)	69,172
Net change in unrealized appreciation (depreciation)	297,222	184,090	317	189	18,693	29,032

Net increase resulting from operations	613,905	276,425	1,394	4,300	17,502	127,948

Distributions to Shareholders:
From net investment income
Institutional Class	(116,954)	(170,548)	(673)	(1,441)	(7,149)	(14,380)
Administrative Class	(21,698)	(38,364)	0	0	(3,126)	(4,867)
Other Classes	(109,365)	(140,367)	0	0	(4,935)	(10,309)
From net realized capital gains
Institutional Class	0	0	0	(900)	0	(15,929)
Administrative Class	0	0	0	(1)	0	(6,420)
Other Classes	0	0	0	0	0	(13,660)

Total Distributions	(248,017)	(349,279)	(673)	(2,342)	(15,210)	(65,565)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,926,390	1,962,612	21,985	74,068	97,535	303,901
Administrative Class	467,459	300,325	0	10	68,774	182,204
Other Classes	1,786,124	1,783,827	0	0	80,916	330,291

Issued as reinvestment of distributions
Institutional Class	87,072	130,836	603	2,323	6,609	28,644
Administrative Class	21,295	37,913	0	1	3,121	11,268
Other Classes	67,073	81,904	0	0	3,538	17,200

Cost of shares redeemed
Institutional Class	(1,570,323)	(1,204,928)	(15,511)	(61,362)	(149,955)	(226,405)
Administrative Class	(265,092)	(512,623)	0	0	(69,326)	(96,136)
Other Classes	(1,136,085)	(852,118)	0	0	(117,800)	(258,634)

Net increase (decrease) resulting from Fund share transactions	1,383,913	1,727,748	7,077	15,040	(76,588)	292,333

Total Increase (Decrease) in Net Assets	1,749,801	1,654,894	7,798	16,998	(74,296)	354,716

Net Assets:
Beginning of period	5,811,377	4,156,483	23,090	6,092	886,223	531,507
End of period*	$7,561,178	$5,811,377	$30,888	$23,090	$811,927	$886,223

*Including undistributed (overdistributed) net investment income of:	$(24,366)	$(23,673)	$464	$465	$3,674	$3,836

	Low Duration Fund		Low Duration Fund II
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$122,990	$268,061	$6,191	$14,613
Net realized gain (loss)	20,634	220,687	(2,467)	9,706
Net change in unrealized appreciation (depreciation)	8,097	134,508	(2,617)	6,572

Net increase resulting from operations	151,721	623,256	1,107	30,891

Distributions to Shareholders:
From net investment income
Institutional Class	(111,736)	(198,704)	(7,788)	(16,029)
Administrative Class	(5,258)	(10,989)	(29)	(32)
Other Classes	(45,201)	(82,293)	0	0
From net realized capital gains
Institutional Class	0	(76,428)	0	(5,237)
Administrative Class	0	(4,601)	0	(12)
Other Classes	0	(45,008)	0	0

Total Distributions	(162,195)	(418,023)	(7,817)	(21,310)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,822,343	5,277,110	189,376	343,069
Administrative Class	136,600	227,757	2,563	1,128
Other Classes	1,930,050	3,669,526	0	0

Issued as reinvestment of distributions
Institutional Class	101,301	251,974	7,342	19,590
Administrative Class	4,037	11,189	24	36
Other Classes	31,606	84,620	0	0

Cost of shares redeemed
Institutional Class	(2,045,116)	(2,522,004)	(139,718)	(256,211)
Administrative Class	(82,542)	(111,086)	(2,605)	(270)
Other Classes	(1,381,765)	(1,197,197)	0	0

Net increase (decrease) resulting from Fund share transactions	2,516,514	5,691,889	56,982	107,342

Total Increase (Decrease) in Net Assets	2,506,040	5,897,122	50,272	116,923

Net Assets:
Beginning of period	11,957,155	6,060,033	477,619	360,696
End of period*	$14,463,195	$11,957,155	$527,891	$477,619

*Including undistributed (overdistributed) net investment income of:	$53,677	$92,882	$1,633	$3,259

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	63

Statement of Changes in Net Assets (Cont.)

Amounts in thousands

	Low Duration Fund III		Moderate Duration Fund		Money Market Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$673	$2,016	$16,951	$36,372	$1,252	$3,755
Net realized gain (loss)	334	1,414	6,425	35,005	15	77
Net change in unrealized appreciation (depreciation)	(434)	963	8,679	26,148	0	0

Net increase resulting from operations	573	4,393	32,055	97,525	1,267	3,832

Distributions to Shareholders:
From net investment income
Institutional Class	(819)	(2,134)	(21,159)	(37,361)	(666)	(1,461)
Administrative Class	0	(1)	0	0	(30)	(159)
Other Classes	0	0	0	0	(568)	(2,211)
From net realized capital gains
Institutional Class	0	(970)	0	(24,541)	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(819)	(3,105)	(21,159)	(61,902)	(1,264)	(3,831)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	19,540	30,206	625,096	668,413	352,080	388,622
Administrative Class	0	4	0	0	64,889	70,616
Other Classes	0	0	0	0	516,434	1,050,017

Issued as reinvestment of distributions
Institutional Class	799	3,018	18,580	56,970	1,070	1,633
Administrative Class	0	1	0	0	138	333
Other Classes	0	0	0	0	471	1,854

Cost of shares redeemed
Institutional Class	(20,154)	(26,265)	(334,915)	(442,902)	(316,894)	(360,923)
Administrative Class	(3)	(5)	0	0	(78,434)	(66,787)
Other Classes	0	0	0	0	(527,321)	(922,970)

Net increase (decrease) resulting from Fund share transactions	182	6,959	308,761	282,481	12,433	162,395

Total Increase (Decrease) in Net Assets	(64)	8,247	319,657	318,104	12,436	162,396

Net Assets:
Beginning of period	65,458	57,211	1,085,141	767,037	446,013	283,617
End of period*	$65,394	$65,458	$1,404,798	$1,085,141	$458,449	$446,013

*Including undistributed (overdistributed) net investment income of:	$360	$506	$6,366	$10,574	$7	$19

64	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Municipal Bond Fund		New York Municipal Bond Fund		Real Return Asset Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,050	$12,901	$285	$370	$3,083	$1,683
Net realized gain (loss)	3,793	(9,753)	230	90	327	110
Net change in unrealized appreciation (depreciation)	(2,982)	12,322	(113)	157	4,231	3,541

Net increase resulting from operations	7,861	15,470	402	617	7,641	5,334

Distributions to Shareholders:
From net investment income
Institutional Class	(2,472)	(3,733)	(52)	(115)	(3,083)	(1,683)
Administrative Class	(915)	(2,502)	0	0	0	0
Other Classes	(3,664)	(6,635)	(233)	(254)	0	0
From net realized capital gains
Institutional Class	0	(321)	0	(36)	0	(180)
Administrative Class	0	(190)	0	0	0	0
Other Classes	0	(638)	0	(115)	0	0

Total Distributions	(7,051)	(14,019)	(285)	(520)	(3,083)	(1,863)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	80,182	115,297	338	2,313	147,630	63,435
Administrative Class	18,044	60,022	0	0	0	0
Other Classes	69,036	200,488	6,862	12,101	0	0

Issued as reinvestment of distributions
Institutional Class	1,874	2,833	22	73	3,053	1,855
Administrative Class	914	2,683	0	0	0	0
Other Classes	2,171	4,354	176	295	0	0

Cost of shares redeemed
Institutional Class	(43,409)	(69,635)	(945)	(2,240)	(13,580)	(18,622)
Administrative Class	(66,547)	(35,464)	0	0	0	0
Other Classes	(81,897)	(77,449)	(2,997)	(1,459)	0	0

Net increase (decrease) resulting from Fund share transactions	(19,632)	203,129	3,456	11,083	137,103	46,668

Total Increase (Decrease) in Net Assets	(18,822)	204,580	3,573	11,180	141,661	50,139

Net Assets:
Beginning of period	392,851	188,271	16,338	5,158	70,886	20,747
End of period*	$374,029	$392,851	$19,911	$16,338	$212,547	$70,886

*Including undistributed (overdistributed) net investment income of:	$(39)	$(38)	$(7)	$(7)	$199	$199

	Real Return Fund		Real Return Fund II
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$139,954	$226,947	$409	$809
Net realized gain (loss)	110,296	188,639	116	1,138
Net change in unrealized appreciation (depreciation)	64,828	383,207	948	1,002

Net increase resulting from operations	315,078	798,793	1,473	2,949

Distributions to Shareholders:
From net investment income
Institutional Class	(46,257)	(83,070)	(409)	(809)
Administrative Class	(8,089)	(16,467)	0	0
Other Classes	(86,952)	(127,391)	0	0
From net realized capital gains
Institutional Class	0	(24,650)	0	(475)
Administrative Class	0	(5,521)	0	0
Other Classes	0	(53,018)	0	0

Total Distributions	(141,298)	(310,117)	(409)	(1,284)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,046,648	1,578,139	24,272	1,588
Administrative Class	342,659	309,605	0	0
Other Classes	1,479,879	4,159,702	0	0

Issued as reinvestment of distributions
Institutional Class	42,993	99,596	410	1,283
Administrative Class	7,993	21,858	0	0
Other Classes	62,484	130,492	0	0

Cost of shares redeemed
Institutional Class	(654,699)	(1,046,132)	(172)	(1,095)
Administrative Class	(82,756)	(345,496)	0	0
Other Classes	(1,277,534)	(1,564,469)	0	0

Net increase (decrease) resulting from Fund share transactions	967,667	3,343,295	24,510	1,776

Total Increase (Decrease) in Net Assets	1,141,447	3,831,971	25,574	3,441

Net Assets:
Beginning of period	7,170,473	3,338,502	19,410	15,969
End of period*	$8,311,920	$7,170,473	$44,984	$19,410

*Including undistributed (overdistributed) net investment income of:	$88,523	$89,867	$663	$663

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	65

Statement of Changes in Net Assets (Cont.)

Amounts in thousands

	Short Duration Municipal Income Fund		Short-Term Fund		StocksPLUS Fund		StocksPLUS Short Strategy Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Period from July 23, 2003 to September 30, 2003
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,209	$4,222	$28,146	$75,807	$106,781	$(78,683)	$4
Net realized gain (loss)	952	(5,568)	(4,372)	8,424	43,250	(115,876)	(106)
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	(223)	3,931	17,683	15,946	703	(27,863)	144

Net increase (decrease) resulting from operations	3,938	2,585	41,457	100,177	150,734	(222,422)	42

Distributions to Shareholders:
From net investment income
Institutional Class	(789)	(1,442)	(20,399)	(41,096)	(6,766)	(4,838)	(2)
Administrative Class	(25)	(4)	(2,700)	(7,787)	(6,542)	(1,851)	0
Other Classes	(2,394)	(2,763)	(10,919)	(31,080)	(4,825)	(4,781)	0
From net realized capital gains
Institutional Class	0	0	0	(3,220)	0	0	0
Administrative Class	0	0	0	(591)	0	0	0
Other Classes	0	0	0	(2,991)	0	0	0

Total Distributions	(3,208)	(4,209)	(34,018)	(86,765)	(18,133)	(11,470)	(2)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	26,191	66,983	1,960,057	1,925,237	126,330	117,741	2,629
Administrative Class	11,050	711	195,046	212,385	320,133	118,398	0
Other Classes	185,528	357,904	797,474	1,408,571	51,313	102,870	0

Issued as reinvestment of distributions
Institutional Class	714	1,448	16,942	38,058	6,597	4,772	2
Administrative Class	7	4	2,672	8,281	6,524	1,848	0
Other Classes	1,764	2,226	7,674	24,399	3,810	3,658	0

Cost of shares redeemed
Institutional Class	(21,277)	(23,503)	(1,159,470)	(1,302,537)	(93,205)	(106,319)	0
Administrative Class	(6,104)	0	(60,014)	(252,969)	(67,907)	(51,956)	0
Other Classes	(129,160)	(96,593)	(648,977)	(1,045,137)	(53,254)	(176,162)	0

Net increase (decrease) resulting from Fund share transactions	68,713	309,180	1,111,404	1,016,288	300,341	14,850	2,631

Total Increase (Decrease) in Net Assets	69,443	307,556	1,118,843	1,029,700	432,942	(219,042)	2,671

Net Assets:
Beginning of period	338,932	31,376	3,477,139	2,447,439	768,122	987,164	0
End of period*	$408,375	$338,932	$4,595,982	$3,477,139	$1,201,064	$768,122	$2,671

*Including undistributed (overdistributed) net investment income of:	$(26)	$(27)	$(3,938)	$1,934	$86,239	$(2,409)	$2

66	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	StocksPLUS Total Return Fund		Strategic Balanced Fund		Total Return Fund II
	Six Months Ended September 30, 2003	Period from June 28, 2002 to March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$105	$34	$549	$1,677	$28,540	$76,853
Net realized gain (loss)	1,648	(388)	(876)	(12,520)	(5,795)	99,070
Net capital gain distributions received from underlying Funds	0	0	0	219	0	0
Net change in unrealized appreciation (depreciation)	(550)	106	4,073	4,278	33,562	41,060

Net increase (decrease) resulting from operations	1,203	(248)	3,746	(6,346)	56,307	216,983

Distributions to Shareholders:
From net investment income
Institutional Class	(91)	(19)	(1,296)	(962)	(31,202)	(75,401)
Administrative Class	0	0	(236)	(54)	(1,726)	(4,161)
Other Classes	0	0	0	(700)	0	0
From net realized capital gains
Institutional Class	0	(17)	0	0	0	(83,888)
Administrative Class	0	0	0	0	0	(5,192)
Other Classes	0	0	0	0	0	0

Total Distributions	(91)	(36)	(1,532)	(1,716)	(32,928)	(168,642)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	85,227	12,519	2,137	2,790	400,725	1,016,256
Administrative Class	0	0	2,087	3,440	23,845	72,989
Other Classes	1,510	0	0	8,942	0	0

Issued as reinvestment of distributions
Institutional Class	91	37	1,283	959	26,200	141,564
Administrative Class	0	0	236	54	1,720	9,282
Other Classes	0	0	0	514	0	0

Cost of shares redeemed
Institutional Class	(25,785)	(8,087)	(5,962)	(2,920)	(367,388)	(792,792)
Administrative Class	0	0	(1,208)	(771)	(37,943)	(62,223)
Other Classes	(38)	0	0	(34,623)	0	0

Net increase (decrease) resulting from Fund share transactions	61,005	4,469	(1,427)	(21,615)	47,159	385,076

Total Increase (Decrease) in Net Assets	62,117	4,185	787	(29,677)	70,538	433,417

Net Assets:
Beginning of period	4,185	0	31,686	61,363	2,319,740	1,886,323
End of period*	$66,302	$4,185	$32,473	$31,686	$2,390,278	$2,319,740

*Including undistributed (overdistributed) net investment income of:	$29	$15	$171	$1,154	$617	$5,005

	Total Return Fund III		Total Return Mortgage Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$16,552	$42,007	$1,096	$3,539
Net realized gain (loss)	3,809	38,876	1,920	8,598
Net capital gain distributions received from underlying Funds	0	0	0	0
Net change in unrealized appreciation (depreciation)	10,334	26,838	1,398	1,065

Net increase (decrease) resulting from operations	30,695	107,721	4,414	13,202

Distributions to Shareholders:
From net investment income
Institutional Class	(17,758)	(41,879)	(914)	(1,081)
Administrative Class	(78)	(86)	(174)	(237)
Other Classes	0	0	(2,166)	(2,991)
From net realized capital gains
Institutional Class	0	(32,460)	0	(1,150)
Administrative Class	0	(70)	0	(228)
Other Classes	0	0	0	(4,086)

Total Distributions	(17,836)	(74,495)	(3,254)	(9,773)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	267,679	265,683	17,718	83,163
Administrative Class	2,186	3,950	68	5,890
Other Classes	0	0	66,466	236,892

Issued as reinvestment of distributions
Institutional Class	15,014	66,560	888	2,139
Administrative Class	68	113	174	465
Other Classes	0	0	1,852	5,892

Cost of shares redeemed
Institutional Class	(114,240)	(227,376)	(21,505)	(37,081)
Administrative Class	(2,174)	(662)	(456)	(246)
Other Classes	0	0	(90,248)	(82,084)

Net increase (decrease) resulting from Fund share transactions	168,533	108,268	(25,043)	215,030

Total Increase (Decrease) in Net Assets	181,392	141,494	(23,883)	218,459

Net Assets:
Beginning of period	987,468	845,974	298,884	80,425
End of period*	$1,168,860	$987,468	$275,001	$298,884

*Including undistributed (overdistributed) net investment income of:	$8,327	$9,611	$447	$2,605

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	67

Schedule of Investments

All Asset Fund

September 30, 2003 (Unaudited)

	Shares	Value (000s)

PIMCO FUNDS (a) 99.0%
CommodityRealReturn Strategy	3,822,808	$50,652
Emerging Markets Bond	2,239,829	24,862
European Convertible Bond	2,948,579	34,056
Global Bond	5,291	56
GNMA	3,299,988	36,498
High Yield	4,201,163	39,575
Low Duration	1,342,051	13,864
Real Return	12,530,505	146,482
Real Return Asset	14,906,520	171,872
StocksPLUS	2,144,552	19,258
StocksPLUS Total Return	5,769,707	62,890

Total Investments 99.0% (Cost $589,004)		$600,065
Other Assets and Liabilities (Net) 1.0%		6,257

Net Assets 100.0%		$606,322

Notes to Schedule of Investments:

(a)	Institutional Class shares of each PIMCO Fund.

68	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.1%
California 77.0%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$435
0.000% due 08/01/2031	1,285	285
0.000% due 08/01/2032	1,965	412
0.000% due 08/01/2033	1,670	331
0.000% due 08/01/2034	1,755	330
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,574
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	160
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,017
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,004
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	185
4.000% due 08/01/2012	225	234
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.150% due 07/01/2012 (a)	1,400	1,400
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	1,400	1,400
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	414
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	164
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	539
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	$2,000	$2,128
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	1,900	1,900
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,061
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	2,705	2,778
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,064
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,033
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,023
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	907
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	811
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,895	2,249
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,493
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	514
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,001
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,015
Corona, California CTFS Partner Clearwater Cogeneration Project, (MBIA Insured), Series 2003
5.000% due 09/01/2015	1,000	1,095
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	542
10.000% due 09/01/2006	380	472
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	$2,500	$1,924
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	665	674
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,568
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,608
Irvine Ranch, California Water District General Obligation Bonds, (Helaba Insured), Series 1985
1.230% due 10/01/2009 (a)	500	500
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
0.870% due 06/01/2015 (a)	1,300	1,300
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series 1983
1.200% due 10/01/2005 (a)	835	835
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	238
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	153
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,677
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Los Angeles, California Water & Power Revenue Bonds, Series 2001
1.180% due 07/01/2034 (a)	800	800
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,256
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	436
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	178

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	69

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(h)	$600	$628
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.190% due 07/01/2036 (a)	800	800
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	715
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,046
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011 (h)	3,250	3,865
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,188
Orange County, California Sanitation Districts Certificates of Participation Bonds, (AMBAC Insured), Series 1993
1.200% due 08/01/2016 (a)	1,200	1,200
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,156
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	256
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,918
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	573
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019 (h)	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	287
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2008	500	570
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,268
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,622
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,015
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	$950	$963
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	426
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	549
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	980	1,062
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	711
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,056
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	146
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	174
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	500
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,597
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,834
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,209
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,704
Western Municipal Water Districts Authority Revenue Bonds, (FSA Insured), Series 2002
1.050% due 10/01/2032 (a)	$600	$600

		101,413

Illinois 1.2%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	1,400	1,524

Louisiana 1.2%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,578

New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	3,034

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	250	272
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	138

		410

Puerto Rico 7.1%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,002
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,360	3,749
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	446
Puerto Rico Commonwealth IMPT General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,163
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	170
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	555
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,317
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	157
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		9,388

70	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.560% due 02/15/2024 (a)	$250	$258

Virgin Islands 4.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,024
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,656
5.500% due 10/01/2008	3,000	3,322

		6,002

Washington 3.2%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,187

Total Municipal Bonds & Notes (Cost $124,136)		127,794

SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.000% due 01/30/2004 valued at $167. Repurchase proceeds are $163.)	163	163

U.S. Treasury Bills 1.3%
1.002% due 12/11/2003-12/18/2003 (c)(d)(e)	1,650	1,646

Total Short-Term Instruments (Cost $1,810)		1,809

Total Investments 98.5% (Cost $125,946)		$129,603
Written Options (f) (0.2%) (Premiums $151)		(299)
Other Assets and Liabilities (Net) 1.7%		2,335

Net Assets 100.0%		$131,639

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

(c)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $499 as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Securities with an aggregate market value of $1,148 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond (12/2003)—Short	128	$(980)

(f)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	121	$151	$299

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co.
Exp. 12/17/2008	$34,000	$(1,192)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.	12,300	1,022
Counterparty: Bank of America, N.A.
Exp. 12/17/2023

		$(170)

(h)	Residual interest bond.

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002-08/29/2002	$2,711	$2,778	2.10%

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	71

Schedule of Investments

California Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 90.8%
California 77.7%
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	$1,000	$1,002
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	300	300
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	152
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	350	350
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	400	411
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	374
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	257
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	152
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.050% due 06/01/2025 (a)	500	500
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	500	385
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	590
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series 1983
1.200% due 10/01/2005 (a)	200	200
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	370
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	563
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(f)	200	209
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	$55	$56
Napa Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2027	1,000	1,014
Orange County, California Local Transportation Authority Sale Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	892
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	475
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	407
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	726
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	584
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	250	254
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	650	659
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	356
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	500	562

		12,488

Louisiana 3.7%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	592

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	543

Puerto Rico 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	$180	$201

Virgin Islands 4.1%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	200	205
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	448

		653

Total Municipal Bonds & Notes (Cost $14,697)		14,587

SHORT-TERM INSTRUMENTS 2.9%
Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $111. Repurchase proceeds are $106.)	106	106

U.S. Treasury Bills 2.3%
0.927% due 12/04/2003-12/18/2003 (c)(d)	365	364

Total Short-Term Instruments (Cost $470)		470

Total Investments 93.7% (Cost $14,697)		$15,057
Written Options (e) (0.4%) (Premiums $24)		(62)
Other Assets and Liabilities (Net) 6.7%		1,071

Net Assets 100.0%		$16,066

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$400	$411	2.6%

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

72	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(d)	Securities with an aggregate market value of $364 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond (12/2003)—Short	2	$(15)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	25	$24	$62

(f)	Residual interest bond.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	73

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)
CORPORATE BONDS & NOTES 2.6%
Banking & Finance 2.3%
CIT Group, Inc.
2.360% due 01/09/2004 (a)	$3,600	$3,611
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	2,800	2,802
3.227% due 10/25/2004 (a)	200	202
General Motors Acceptance Corp.
1.830% due 01/20/2004 (a)	2,200	2,202
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	270
8.625% due 02/01/2022	200	224
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	2,000	2,000
Residential Reinsurance Ltd.
6.090% due 06/08/2006 (a)	500	501
Studio RE Ltd.
6.210% due 07/07/2006 (a)	250	251
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	102

		12,165

Industrials 0.0%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109

Utilities 0.3%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	111
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	1,500	1,504

		1,615

Total Corporate Bonds & Notes (Cost $13,850)		13,889

U.S. TREASURY OBLIGATIONS 115.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	85,189	93,735
3.625% due 01/15/2008	102,416	114,946
3.875% due 01/15/2009	69,521	79,438
4.250% due 01/15/2010	6,176	7,250
3.500% due 01/15/2011	4,755	5,382
3.375% due 01/15/2012 (b)	21,031	23,673
3.000% due 07/15/2012 (b)	130,490	142,968
1.875% due 07/15/2013	50,064	49,814
3.625% due 04/15/2028 (b)	36,569	44,077
3.875% due 04/15/2029	44,465	56,019

Total U.S. Treasury Obligations (Cost $604,797)		617,302

SOVEREIGN ISSUES 0.4%
Republic of Brazil
3.062% due 04/15/2006 (a)	240	235
2.187% due 04/15/2009 (a)	71	63
8.000% due 04/15/2014	616	566
11.000% due 08/17/2040	200	189
United Mexican States
6.375% due 01/16/2013	1,200	1,269

Total Sovereign Issues (Cost $2,226)		2,322

SHORT-TERM INSTRUMENTS 7.4%
Commercial Paper 6.8%
Fannie Mae
1.050% due 10/01/2003	$8,500	$8,500
1.130% due 02/18/2004	2,600	2,589
1.080% due 02/23/2004	9,500	9,457
1.115% due 02/25/2004	3,300	3,285
General Electric Capital Corp.
1.060% due 12/18/2003	5,000	4,988
1.120% due 01/21/2004	1,400	1,395
Royal Bank of Scotland PLC
1.055% due 12/16/2003	2,800	2,794
Shell Finance
1.100% due 03/16/2004	700	696
Westpac Trust Securities Ltd.
1.020% due 01/28/2004	2,300	2,292

		35,996

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003	2,767	2,767

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.250% due 08/13/2004 valued at $2,823. Repurchase proceeds are $2,767.)
U.S. Treasury Bill 0.1% (d)
1.010% due 12/18/2003	625	623

Total Short-Term Instruments (Cost $39,388)		39,386

Total Investments 126.0% (Cost $660,261)		$672,899
Other Assets and Liabilities (Net) (26.0%)		(138,644)

Net Assets 100.0%		$534,255

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $102,317 and $103,334, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $623 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10-Year Note (12/2003)—Long	124	$730

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones - AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.640%.
Counterparty: AIG International Inc. Exp. 10/31/2003	$415,000	$0
Receive total return on Dow Jones - AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.670%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 10/31/2003	110,000	0

		$0

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.000	11/15/2007	1,000	$1,021	$1,011
U.S. Treasury Note	4.000	11/15/2012	1,000	1,012	984
U.S. Treasury Note	4.250	08/15/2013	11,200	11,485	11,193

				$13,518	$13,188

74	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Convertible Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)			Value (000s)

CORPORATE BONDS & NOTES 4.3%
Banking & Finance 0.8%
PTC International Finance II S.A.
11.250% due 12/01/2009		$100		$109

Industrials 3.5%
EchoStar DBS Corp.
5.000% due 10/01/2008 (a)		500		512

Total Corporate Bonds & Notes (Cost $611)				621

U.S. TREASURY OBLIGATIONS 3.2%
Treasury Inflation Protected Security (e)
3.875% due 04/15/2029 (b)		365		459

Total U.S. Treasury Obligations (Cost $458)				459

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 3.2%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	400		466

Total Foreign Currency-Denominated Issues (Cost $462)				466

COMMON STOCKS 0.0%
		Shares
Healthcare 0.0%
Elan Corp. PLC (c)		1		0

Total Common Stocks (Cost $0)				0

CONVERTIBLE PREFERRED STOCK 30.1%
Banking & Finance 19.3%
Equity Office Properties Trust
5.250% due 02/15/2008		8,000		394
Equity Residentials Properties Trust
7.250% due 12/31/2049		15,200		396
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032		11,900		515
Household International, Inc.
8.875% due 02/15/2006		5,000		187
State Street Corp.
6.750% due 02/15/2006		2,000		448
Travelers Property Casualty Corp.
4.500% due 04/15/2032		20,000		459
Washington Mutual, Inc.
5.375% due 05/03/2041		7,000		378

				2,777

Consumer Discretionary 4.3%
General Motors Corp.
5.250% due 03/16/2032		27,000		620

Industrials 4.1%
Allied Waste Industries, Inc.
6.250% due 04/01/2006		5,000		311
Electronic Data Systems Corp.
7.625% due 08/17/2004		6,000		123
Xerox Corp.
6.250% due 07/01/2006		1,500		154

				588

Technology 2.4%
Northrop Grumman Corp.
7.000% due 04/04/2021		3,000		$354

Total Convertible Preferred Stock (Cost $4,407)				4,339

CONVERTIBLE BONDS & NOTES 66.8%
		Principal Amount (000s	)
Banking & Finance 12.3%
American International Group, Inc.
0.000% due 11/09/2031		$500		330
Countrywide Credit Industries, Inc.
0.000% due 02/08/2031		500		491
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		200		198
PMI Group, Inc.
2.500% due 07/15/2021		150		159
SLM Corp.
1.060% due 07/25/2035 (a)		300		294
Wells Fargo & Co.
0.866% due 05/01/2033 (a)		300		293

				1,765

Capital Goods 2.7%
Amgen, Inc.
0.000% due 03/01/2032		500		383

Healthcare 13.6%
Allergan, Inc.
0.000% due 11/06/2022		500		491
Bausch & Lomb, Inc.
1.640% due 08/01/2023 (a)		150		158
Bristol-Myers Squibb Co.
2.000% due 09/15/2023 (a)		300		301
Duane Reade, Inc.
2.147% due 04/16/2022		350		182
Lifepoint Hospitals, Inc.
4.500% due 06/01/2009		200		189
Medtronic, Inc.
1.250% due 09/15/2021		400		411
Roche Holdings, Inc.
0.000% due 07/25/2021		400		231

				1,963

Industrials 28.8%
AirTran Holdings, Inc.
7.000% due 07/01/2023		130		241
Alza Corp.
0.000% due 07/28/2020		500		347
Brinker International, Inc.
0.000% due 10/10/2021		350		239
Costco Wholesale Corp.
0.000% due 08/19/2017		250		182
DDI Corp.
6.250% due 04/01/2007 (d)		500		103
EchoStar Communications Corp.
4.875% due 01/01/2007		250		256
Electronic Data Systems Corp.
3.875% due 07/15/2023		200		198
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$200		$210
L-3 Communications Holdings, Inc.
4.000% due 09/15/2011		400		410
Lowe’s Cos., Inc.
0.000% due 02/16/2021		500		433
Tech Data Corp.
2.000% due 12/15/2021		500		468
Tyco International Group S.A.
2.750% due 01/15/2018		500		551
Young & Rubicam, Inc.
3.000% due 01/15/2005		500		500

				4,138

Technology 2.6%
Advanced Micro Devices, Inc.
4.750% due 02/01/2022 (a)		200		179
Lockheed Martin Corp.
0.880% due 08/15/2033 (a)		200		199

				378

Utilities 6.8%
Adelphia Communications Corp.
6.000% due 02/15/2006 (d)		500		175
Centerpoint Energy, Inc.
3.750% due 05/15/2023		100		103
Liberty Media Corp.
4.000% due 11/15/2029		300		200
Nextel Communications, Inc.
5.250% due 01/15/2010		250		234
Rogers Communication, Inc.
2.000% due 11/26/2005		300		270

				982

Total Convertible Bonds & Notes (Cost $9,808)				9,609

Total Investments 107.6% (Cost $15,746)				$15,494
Other Assets and Liabilities (Net) (7.6%)				(1,097)

Net Assets 100.0%				$14,397

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $458 and $459, respectively, as of September 30, 2003.

(c)	Non-income producing security.

(d)	Security is in default.

(e)	Principal amount of security is adjusted for inflation.

(f)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

Buy	EC	49	11/2003	$1	$0	$1

(g)	Principal amount denoted in indicated currency:

EC—Euro

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	75

Schedule of Investments

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 52.2%
Banking & Finance 15.4%
AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$255
Bank of America Corp.
3.875% due 01/15/2008	120	124
5.875% due 02/15/2009	100	111
Bluewater Finance Ltd.
10.250% due 02/15/2012	250	255
Citigroup, Inc.
6.000% due 02/21/2012	250	277
7.750% due 12/01/2036	100	113
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	480	588
8.750% due 06/15/2030	200	255
Ford Motor Credit Co.
7.250% due 10/25/2011	755	789
7.000% due 10/01/2013	600	605
Forest City Enterprises, Inc.
7.625% due 06/01/2015	225	235
General Motors Acceptance Corp.
7.000% due 02/01/2012	450	469
6.875% due 08/28/2012	330	342
Goldman Sachs Group, Inc.
5.700% due 09/01/2012	165	177
6.125% due 02/15/2033	45	46
Household Finance Corp.
7.000% due 05/15/2012	340	393
J.P. Morgan - HYDI
8.000% due 06/20/2008	2,475	2,524
J.P. Morgan Chase & Co.
6.625% due 03/15/2012	220	248
JSG Funding PLC
9.625% due 10/01/2012	260	286
Korea Development Bank
5.750% due 09/10/2013	485	514
MetLife, Inc.
5.375% due 12/15/2012	45	47
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	340	399
Pemex Project Funding Master Trust
8.000% due 11/15/2011	200	227
8.625% due 02/01/2022	783	877
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	845	773
Rotech Healthcare, Inc.
9.500% due 04/01/2012	300	318
Targeted Return Index Securities Trust
1.511% due 05/15/2013	4,833	5,187
TD Funding Corp.
8.375% due 07/15/2011	225	243
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (a)	450	489
Universal City Development Partners
11.750% due 04/01/2010	150	169
Ventas Capital Corp.
8.750% due 05/01/2009	150	164
Verizon Global Funding Corp.
6.875% due 06/15/2012	100	114

		17,613

Industrials 27.6%
Abitibi-Consolidated, Inc.
7.500% due 04/01/2028	25	23
8.850% due 08/01/2030	245	256
AEC Ironwood LLC
8.857% due 11/30/2025	221	228
Allbritton Communications Co.
7.750% due 12/15/2012	225	231
Allied Waste North America, Inc.
8.500% due 12/01/2008	345	374
10.000% due 08/01/2009	225	245
Amerada Hess Corp.
6.650% due 08/15/2011	$410	$450
7.300% due 08/15/2031	100	107
American Color Graphics
10.000% due 06/15/2010	225	239
American Media Operations, Inc.
10.250% due 05/01/2009	200	215
AmeriGas Partners LP
10.000% due 04/15/2006	225	242
AOL Time Warner, Inc.
6.875% due 05/01/2012	400	450
7.700% due 05/01/2032	200	230
Armor Holdings, Inc.
8.250% due 08/15/2013	225	239
Aviall, Inc.
7.625% due 07/01/2011	225	232
Beverly Enterprises, Inc.
9.625% due 04/15/2009	150	160
Boyd Gaming Corp.
7.750% due 12/15/2012	225	233
BRL Universal Equipment
8.875% due 02/15/2008	250	271
Building Materials Corp.
7.750% due 07/15/2005	175	178
Cadmus Communications Corp.
9.750% due 06/01/2009	225	238
Canwest Media, Inc.
10.625% due 05/15/2011	225	256
Charter Communications Holdings LLC
10.000% due 04/01/2009	150	119
Chesapeake Energy Corp.
8.500% due 03/15/2012	300	319
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	100	100
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	404
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	111
6.875% due 06/15/2009	295	337
Comcast Corp.
6.500% due 01/15/2015	100	110
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	378
Continental Airlines, Inc.
7.373% due 12/15/2015	225	171
Cox Communications, Inc.
7.750% due 08/15/2006	270	309
Crown European Holdings S.A.
9.500% due 03/01/2011	165	178
10.875% due 03/01/2013	100	111
CSC Holdings, Inc.
8.125% due 08/15/2009	335	347
7.625% due 04/01/2011	200	200
DaimlerChrysler North America Holding Corp.
7.300% due 01/15/2012	90	101
8.500% due 01/18/2031	340	399
Dex Media East LLC
9.875% due 11/15/2009	325	370
Dex Media West LLC
8.500% due 08/15/2010	225	246
9.875% due 08/15/2013	155	176
Dimon, Inc.
7.750% due 06/01/2013	100	103
Dobson Communications Corp.
8.875% due 10/01/2013	300	305
Domino’s, Inc.
8.250% due 07/01/2011	225	239
Dow Chemical Co.
5.750% due 12/15/2008	105	114
6.000% due 10/01/2012	250	263
Dresser, Inc.
9.375% due 04/15/2011	$300	$316
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	269
5.625% due 11/30/2012	225	235
Dura Operating Corp.
8.625% due 04/15/2012	255	266
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	100	95
Dynegy Holdings, Inc.
9.875% due 07/15/2010	550	550
El Paso Corp.
7.875% due 06/15/2012	220	186
Equistar Chemicals LP
10.125% due 09/01/2008	255	254
Extended Stay America, Inc.
9.875% due 06/15/2011	245	272
Extendicare Health Services
9.500% due 07/01/2010	150	164
Ferrellgas Partners LP
8.750% due 06/15/2012	245	263
Fimep S.A.
10.500% due 02/15/2013	155	176
Fresenius Medical Care
7.875% due 06/15/2011	200	210
Garden State Newspapers, Inc.
8.750% due 10/01/2009	305	315
General Motors Corp.
7.125% due 07/15/2013	125	131
8.375% due 07/15/2033	250	262
Georgia-Pacific Corp.
9.125% due 07/01/2022	425	423
Graphic Packaging International Corp.
8.500% due 08/15/2011	150	163
Grief Brothers Corp.
8.875% due 08/01/2012	245	266
Hanover Equipment Trust
8.500% due 09/01/2008	150	155
HCA, Inc.
6.950% due 05/01/2012	170	181
6.300% due 10/01/2012	140	143
Hilton Hotels Corp.
7.625% due 12/01/2012	225	247
Hollinger International Publishing
9.000% due 12/15/2010	225	238
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	220	245
Host Marriott LP
9.500% due 01/15/2007	240	264
Houghton Mifflin Co.
8.250% due 02/01/2011	225	237
Ingles Markets, Inc.
8.875% due 12/01/2011	150	152
Insight Midwest LP
10.500% due 11/01/2010	225	236
International Paper Co.
6.750% due 09/01/2011	220	249
ISP Chemco, Inc.
10.250% due 07/01/2011	225	252
ISP Holdings, Inc.
10.625% due 12/15/2009	165	181
Johnsondiversey, Inc.
9.625% due 05/15/2012	225	245
K&F Industries, Inc.
9.625% due 12/15/2010	225	249
Kappa Beheer NV
10.625% due 07/15/2009	225	241
Kerr-McGee Corp.
6.875% due 09/15/2011	250	284
7.875% due 09/15/2031	145	171
Kroger Co.
5.500% due 02/01/2013	340	356

76	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

L-3 Communications Corp.
6.125% due 07/15/2013	$225	$224
La Quinta Corp.
8.875% due 03/15/2011	225	245
Lyondell Chemical Co.
9.500% due 12/15/2008	265	246
Mail Well I Corp.
9.625% due 03/15/2012	245	267
Mandalay Resort Group
9.375% due 02/15/2010	235	271
Mediacom Broadband LLC
11.000% due 07/15/2013	160	169
Merisant Co.
9.500% due 07/15/2013	100	108
MGM Mirage
9.750% due 06/01/2007	230	261
Midwest Generation LLC
8.560% due 01/02/2016	100	93
Millennium America, Inc.
9.250% due 06/15/2008	165	172
Newpark Resources, Inc.
8.625% due 12/15/2007	225	233
Nextel Communications, Inc.
9.950% due 02/15/2008	250	264
Norfolk Southern Corp.
7.800% due 05/15/2027	170	207
OM Group, Inc.
9.250% due 12/15/2011	225	224
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	200	216
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	150	173
PanAmSat Corp.
8.500% due 02/01/2012	250	263
Park Place Entertainment Corp.
8.875% due 09/15/2008	235	261
Peabody Energy Corp.
6.875% due 03/15/2013	150	157
Petroleos Mexicanos
9.375% due 12/02/2008	203	244
Primedia, Inc.
8.000% due 05/15/2013	255	259
Quebecor Media, Inc.
11.125% due 07/15/2011	235	269
Qwest Corp.
8.875% due 03/15/2012	340	379
Riggs Capital Trust
8.625% due 12/31/2026	170	172
Roundy’s, Inc.
8.875% due 06/15/2012	300	315
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	225	239
Safeway, Inc.
7.250% due 02/01/2031	270	306
Salem Communications Holding Corp.
7.750% due 12/15/2010	225	232
Shaw Communications, Inc.
8.250% due 04/11/2010	245	271
Six Flags, Inc.
9.750% due 04/15/2013	250	236
Stone Container Corp.
9.750% due 02/01/2011	225	246
Tenet Healthcare Corp.
6.375% due 12/01/2011	100	96
7.375% due 02/01/2013	100	101
Tesoro Petroleum Corp.
9.625% due 04/01/2012	170	170
Time Warner Telecom, Inc.
10.125% due 02/01/2011	225	226
Transmontaigne, Inc.
9.125% due 06/01/2010	100	107
TRW Automotive, Inc.
9.375% due 02/15/2013	$155	$175
Tyco International Group S.A.
6.375% due 10/15/2011	445	461
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	313
Vivendi Universal S.A.
9.250% due 04/15/2010	155	180
Walt Disney Co.
6.375% due 03/01/2012	340	378
Waste Management, Inc.
7.375% due 08/01/2010	100	117
7.650% due 03/15/2011	270	315
Westlake Chemical Corp.
8.750% due 07/15/2011	170	177
Williams Cos., Inc.
8.625% due 06/01/2010	400	427
8.125% due 03/15/2012	245	256
7.750% due 06/15/2031	115	105
8.750% due 03/15/2032	500	496
Young Broadcasting, Inc.
10.000% due 03/01/2011	200	213

		31,503

Utilities 9.2%
ACC Escrow Corp.
10.000% due 08/01/2011	300	324
AES Corp.
8.875% due 02/15/2011	250	250
8.750% due 05/15/2013	200	211
AT&T Broadband Corp.
8.375% due 03/15/2013	315	391
AT&T Corp.
6.000% due 03/15/2009	260	280
7.800% due 11/15/2011	125	145
8.500% due 11/15/2031	370	440
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	340	404
British Telecom PLC
8.125% due 12/15/2010	340	419
CMS Energy Corp.
7.625% due 11/15/2004	255	260
Constellation Energy Group, Inc.
7.000% due 04/01/2012	155	177
Delphi Corp.
6.500% due 08/15/2013	340	352
Dominion Resources, Inc.
5.700% due 09/17/2012	260	277
El Paso CGP Co.
7.625% due 09/01/2008	175	146
El Paso Energy Partners
8.500% due 06/01/2011	225	244
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	195
FirstEnergy Corp.
6.450% due 11/15/2011	320	335
France Telecom S.A.
9.250% due 03/01/2011	420	514
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	200	218
MSW Energy Holdings LLC
8.500% due 09/01/2010	200	210
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	184
Progress Energy, Inc.
7.100% due 03/01/2011	465	526
7.000% due 10/30/2031	170	180
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	150	159
PSEG Power LLC
6.950% due 06/01/2012	270	305
Rural Cellular Corp.
9.875% due 02/01/2010	300	298
SESI LLC
8.875% due 05/15/2011	$225	$240
South Point Energy Corp.
8.400% due 05/30/2012	238	224
Sprint Capital Corp.
8.375% due 03/15/2012	280	331
8.750% due 03/15/2032	200	238
TECO Energy, Inc.
7.500% due 06/15/2010	300	306
Triton PCS, Inc.
8.750% due 11/15/2011	275	276
8.500% due 06/01/2013	250	269
TXU Corp.
7.000% due 03/15/2013	600	654
Verizon New England, Inc.
6.500% due 09/15/2011	225	254
Verizon New York, Inc.
6.875% due 04/01/2012	25	29
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	246

		10,511

Total Corporate Bonds & Notes (Cost $58,598)		59,627

ASSET-BACKED SECURITIES 0.1%
Kingdom of Morocco
2.187% due 01/05/2009	91	88

Total Asset-Backed Securities (Cost $88)		88

SOVEREIGN ISSUES 35.0%
Banque Centrale De Tunisie
7.375% due 04/25/2012	880	997
Republic of Brazil
3.062% due 04/15/2006 (a)	952	930
2.187% due 04/15/2009 (a)	431	388
10.000% due 08/07/2011	2,600	2,561
11.000% due 01/11/2012	415	427
2.187% due 04/15/2012 (a)	935	748
8.000% due 04/15/2014 (a)	6,033	5,543
8.875% due 04/15/2024	907	733
12.250% due 03/06/2030	735	764
11.000% due 08/17/2040	2,391	2,259
Republic of Bulgaria
1.937% due 07/28/2012 (a)	129	124
1.937% due 07/28/2024 (a)	50	48
Republic of Chile
7.125% due 01/11/2012	20	23
5.500% due 01/15/2013	635	662
Republic of Croatia
1.951% due 07/31/2010 (a)	146	146
Republic of Ecuador
12.000% due 11/15/2012	90	74
6.000% due 08/15/2030	1,862	1,167
Republic of Guatemala
9.250% due 08/01/2013	739	789
Republic of Korea
8.875% due 04/15/2008	218	268
Republic of Malaysia
8.750% due 06/01/2009	195	244
7.500% due 07/15/2011	371	445
Republic of Panama
8.250% due 04/22/2008	742	824
9.625% due 02/08/2011	197	226
9.375% due 07/23/2012	182	206
9.375% due 01/16/2023	396	428
9.375% due 04/01/2029	75	86

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	77

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

Republic of Peru
9.125% due 01/15/2008		$281	$329
9.125% due 02/21/2012		370	413
9.875% due 02/06/2015		47	55
4.500% due 03/07/2017		485	423
5.000% due 03/07/2017		885	813
Republic of Poland
3.750% due 10/27/2024		55	49
Republic of South Africa
9.125% due 05/19/2009		80	98
7.375% due 04/25/2012		1,069	1,219
Republic of Ukraine
11.000% due 03/15/2007 (a)		158	175
7.650% due 06/11/2013		800	800
Russian Federation
8.250% due 03/31/2010 (a)		230	260
5.000% due 03/31/2030 (a)		7,302	6,911
United Mexican States
10.375% due 02/17/2009		155	199
9.875% due 02/01/2010		215	274
8.375% due 01/14/2011		963	1,148
7.500% due 01/14/2012		290	329
6.375% due 01/16/2013		1,489	1,575
8.300% due 08/15/2031		1,658	1,887
7.500% due 04/08/2033		1,780	1,865

Total Sovereign Issues (Cost $39,346)			39,932

FOREIGN CURRENCY-DENOMINATED ISSUES (d)(e) 1.1%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	378
El Paso Corp.
7.125% due 05/06/2009		600	594
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		225	273

Total Foreign Currency-Denominated Issues (Cost $1,207)			1,245

PREFERRED STOCK 0.3%
	Shares
Fresenius Medical Care
7.875% due 02/01/2008		335	349

Total Preferred Stock (Cost $353)			349

SHORT-TERM INSTRUMENTS 10.7%
	Principal Amount (000s)
Certificates of Deposit 0.5%
Wells Fargo Financial, Inc.
1.060% due 10/06/2003		$500	500

Commercial Paper 10.2%
Danske Corp.
1.060% due 12/05/2003		1,000	998
Fannie Mae
1.050% due 12/17/2003		1,500	1,497
1.080% due 02/02/2004		1,000	996
1.080% due 02/19/2004		3,200	3,186
1.137% due 03/03/2004		1,000	995
Federal Home Loan Bank
1.075% due 03/10/2004		2,000	1,990
HBOS Treasury Services PLC
1.070% due 12/09/2003		500	499
1.070% due 12/10/2003		500	499
Westpac Trust Securities Ltd.
1.020% due 01/28/2004		$1,000	$997

			11,657

U.S. Treasury Bill 0.0%
1.010% due 12/18/2003		30	30

Total Short-Term Instruments (Cost $12,186)			12,187

Total Investments 99.4% (Cost $111,778)			$113,428
Other Assets and Liabilities (Net) 0.6%			675

Net Assets 100.0%			$114,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Payment in-kind bond security.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 2.050% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2013	$210	$2

Receive a fixed rate equal to 2.070% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	$530	$5
Receive a fixed rate equal to 2.170% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	120	2
Receive a fixed rate equal to 2.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2013	200	(4)
Receive a fixed rate equal to 2.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/05/2013	350	(1)
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/04/2013	810	0
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 08/01/2013	200	2

		$6

(d)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BR	794	03/2004	$1	$0	$1
Sell	EC	759	11/2003	0	(12)	(12)
Buy	HF	58,353	03/2004	5	0	5
Buy	KW	307,735	03/2004	1	0	1
Buy	MP	2,913	03/2004	0	(4)	(4)
Buy	CY	2,108	09/2004	3	0	3
Buy	PZ	1,055	03/2004	0	(1)	(1)
Buy	RR	8,225	03/2004	0	(2)	(2)
Buy	SR	1,891	03/2004	9	0	9
Sell		1,891	03/2004	1	0	1

				$20	$(19)	$1

(e)	Principal amount denoted in indicated currency:

BR—Brazilian Real

EC—Euro

HF—Hungarian Forint

KW—South Korean Won

MP—Mexican Peso

CY—Chinese Yuan Renminbi

PZ—Polish Zloty

RR—Russian Ruble

SR—South Africa Rand

78	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005		$30	$23

Total Bermuda (Cost $30)			23

BRAZIL 27.1%
Republic of Brazil
2.125% due 04/15/2006 (a)(b)		$41,955	41,011
11.500% due 03/12/2008		10,250	11,301
2.187% due 04/15/2009 (a)(b)		27,741	24,933
2.187% due 04/15/2009 (a)		3,296	2,963
14.500% due 10/15/2009		4,000	4,824
10.000% due 08/07/2011		6,450	6,353
11.000% due 01/11/2012		20,635	21,254
2.187% due 04/15/2012 (a)		12,320	9,856
8.000% due 04/15/2014		42,412	38,968
12.750% due 01/15/2020		2,250	2,411
2.125% due 04/15/2024 (a)		1,130	864
6.000% due 04/15/2024		11,697	9,270
8.875% due 04/15/2024 (b)		7,550	6,100
8.875% due 04/15/2024		9,800	7,865
10.125% due 05/15/2027 (b)		11,000	9,845
10.125% due 05/15/2027		4,150	3,714
12.250% due 03/06/2030 (b)		14,420	14,997
11.000% due 08/17/2040 (b)		64,063	60,540

Total Brazil (Cost $263,119)			277,069

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)		$314	299
2.187% due 07/28/2012 (a)		3,492	3,369
2.687% due 07/28/2024 (a)		2,625	2,546

Total Bulgaria (Cost $5,991)			6,214

CAYMAN ISLANDS 0.0%
Pemex Finance Ltd.
9.030% due 02/15/2011		$60	73

Total Cayman Islands (Cost $71)			73

CHILE 2.3%
Republic of Chile
5.625% due 07/23/2007		$2,505	2,727
6.875% due 04/28/2009		2,240	2,576
7.125% due 01/11/2012 (b)		6,420	7,400
5.500% due 01/15/2013		10,390	10,832

Total Chile (Cost $22,953)			23,535

COLOMBIA 0.0%
Republic of Colombia
7.625% due 02/15/2007		$50	53
10.750% due 01/15/2013		40	45

Total Colombia (Cost $99)			98

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)		$2,167	2,161

Total Croatia (Cost $2,157)			2,161

DOMINICAN REPUBLIC 0.1%
Dominican Republic
9.500% due 09/27/2006		$1,070	$1,097

Total Dominican Republic (Cost $1,127)			1,097

ECUADOR 2.6%
Republic of Ecuador
12.000% due 11/15/2012		$2,355	1,949
6.000% due 08/15/2030 (a)		3,450	2,186
6.000% due 08/15/2030 (b)		36,313	22,750

Total Ecuador (Cost $23,997)			26,885

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		$3,290	3,575

Total El Salvador (Cost $3,575)			3,575

GUATEMALA 1.5%
Republic of Guatemala
9.250% due 08/01/2013		$14,621	15,609

Total Guatemala (Cost $14,756)			15,609

MALAYSIA 1.5%
Petroliam Nasional
7.750% due 08/15/2015		$1,690	2,011
Petronas Capital Ltd.
7.000% due 05/22/2012 (a)		100	115
7.000% due 05/22/2012		5,000	5,669
7.875% due 05/22/2022		3,000	3,435
Republic of Malaysia
8.750% due 06/01/2009		3,400	4,247
7.500% due 07/15/2011		53	64

Total Malaysia (Cost $14,929)			15,541

MEXICO 18.1%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		$200	208
Banco Nacional Obra Servicios
9.625% due 11/15/2003		500	510
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)		3,600	3,638
8.500% due 02/15/2008		1,000	1,165
9.125% due 10/13/2010		565	679
8.000% due 11/15/2011		2,330	2,645
7.375% due 12/15/2014		485	524
8.625% due 02/01/2022		24,716	27,682
Petroleos Mexicanos
6.500% due 02/01/2005		1,900	2,001
9.375% due 12/02/2008		500	600
9.250% due 03/30/2018		500	589
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,118
United Mexican States
4.625% due 10/08/2008		60	61
10.375% due 02/17/2009		1,185	1,522
9.875% due 02/01/2010		10,300	13,107
8.375% due 01/14/2011		1,400	1,666
8.375% due 01/14/2011 (b)		9,617	11,468
7.500% due 01/14/2012		11,138	12,625
6.375% due 01/16/2013		16,711	17,672
11.375% due 09/15/2016		450	647
11.375% due 09/15/2016 (b)		7,500	10,823
8.125% due 12/30/2019 (b)		$10,670	$12,084
8.000% due 09/24/2022 (b)		17,525	19,365
8.300% due 08/15/2031 (b)		30,921	35,188
7.500% due 04/08/2033		6,000	6,285
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		19,094	263
0.000% due 06/30/2005 (a)		19,094	72
0.000% due 06/30/2006 (a)		19,094	24
0.000% due 06/30/2007 (a)		17,325	13

Total Mexico (Cost $177,926)			184,244

MOROCCO 0.3%
Kingdom of Morocco
2.187% due 01/01/2009 (a)		$1,480	1,450
2.187% due 01/05/2009		661	641
2.187% due 01/05/2009 (a)		750	735

Total Morocco (Cost $2,647)			2,826

PANAMA 5.1%
Republic of Panama
8.250% due 04/22/2008		$1,271	1,411
9.625% due 02/08/2011		15,626	17,929
9.375% due 07/23/2012 (b)		8,273	9,386
2.250% due 07/17/2016 (a)		69	58
9.375% due 01/16/2023		8,471	9,149
8.875% due 09/30/2027		11,250	11,644
9.375% due 04/01/2029		2,675	3,050

Total Panama (Cost $51,204)			52,627

PERU 6.3%
Republic of Peru
9.125% due 01/15/2008		$3,290	3,849
9.125% due 02/21/2012		14,614	16,331
9.875% due 02/06/2015		3,750	4,359
4.500% due 03/07/2017		19,764	17,244
5.000% due 03/07/2017		24,229	22,261

Total Peru (Cost $60,554)			64,044

POLAND 0.0%
Republic of Poland
3.750% due 10/27/2024		$100	88

Total Poland (Cost $94)			88

RUSSIA 15.3%
Russian Federation
8.250% due 03/31/2010 (a)		$6,970	7,869
11.000% due 07/24/2018		1,950	2,662
12.750% due 06/24/2028 (b)		2,100	3,379
5.000% due 03/31/2030 (b)		146,727	138,877
5.000% due 03/31/2030 (a)		4,322	4,111

Total Russia (Cost $155,254)			156,898

SOUTH AFRICA (d)(e) 2.1%
Republic of South Africa
9.125% due 05/19/2009		$1,820	2,236
7.375% due 04/25/2012		1,426	1,626
5.250% due 05/16/2013	EC	15,400	17,551
8.500% due 06/23/2017		$250	301

Total South Africa (Cost $21,701)			21,714

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	79

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOUTH KOREA 1.9%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	$2,244
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,659
Korea Development Bank
5.500% due 11/13/2012	1,000	1,050
5.750% due 09/10/2013	6,630	7,021
Republic of Korea
8.875% due 04/15/2008	2,380	2,926

Total South Korea (Cost $18,403)		18,900

TUNISIA 2.9%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$23,962	27,137
8.250% due 09/19/2027	1,860	2,083

Total Tunisia (Cost $28,609)		29,220

UKRAINE 1.1%
Republic of Ukraine
11.000% due 03/15/2007 (a)	$5,023	5,585
7.650% due 06/11/2013 (a)	1,600	1,601
7.650% due 06/11/2013	4,150	4,150

Total Ukraine (Cost $11,066)		11,336

UNITED STATES 0.1%
Pemex Project Funding Master Trust
8.625% due 02/01/2022	$750	840

Total United States (Cost $805)		840

VENEZUELA 0.0%
Republic of Venezuela Oil Linked Payment Obligation
0.000% due 04/15/2020 (a)	$4	0

Total Venezuela (Cost $0)		0

SHORT-TERM INSTRUMENTS 34.8%
Commercial Paper 33.0%
Danske Corp.
1.070% due 12/05/2003	11,400	11,378
1.060% due 12/19/2003	10,800	10,774
Fannie Mae
1.010% due 10/08/2003	30,200	30,194
1.010% due 10/15/2003	40,000	39,984
1.140% due 10/15/2003	14,600	14,593
1.025% due 10/22/2003	6,000	5,996
1.070% due 11/12/2003	10,500	10,487
1.010% due 11/18/2003	35,000	34,954
1.075% due 11/26/2003	19,850	19,817
1.070% due 12/15/2003	39,600	39,510
1.080% due 12/15/2003	22,000	21,950
Federal Home Loan Bank
1.020% due 10/22/2003	7,500	7,496
Freddie Mac
1.135% due 10/29/2003	29,900	29,874
General Electric Capital Corp.
1.120% due 01/21/2004	13,500	13,454
HBOS Treasury Services PLC
1.070% due 11/24/2003	20,000	19,968
Royal Bank of Scotland PLC
1.055% due 11/03/2003	5,100	5,095
1.085% due 01/20/2004	7,600	7,574
UBS Finance, Inc.
1.020% due 10/07/2003	$12,000	$11,998
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	1,000	1,000
1.085% due 01/28/2004	1,200	1,196

		337,292

Repurchase Agreement 1.8%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.000% due 11/19/2004 valued at $18,451. Repurchase proceeds are $18,089.)	18,089	18,089

Total Short-Term Instruments (Cost $355,383)		355,381

Total Investments 124.2% (Cost $1,236,450)		$1,269,998
Other Assets and Liabilities (Net) (24.2%)		(247,558)

Net Assets 100.0%		$1,022,440

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $384,933 and $385,542, respectively, as of September 30, 2003.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	$2,000	$2
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	4,000	16
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	$1,500	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	5,000	5
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Barclays Bank PLC Exp. 07/02/2004	10,000	10
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,500	16
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	500	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,500	7

80	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	$2,500	$14
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	3,000	11
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	3,000	22
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	4
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	8
Receive a fixed rate equal to 2.450% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 04/08/2013	3,500	136
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/01/2013	4,000	258
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	365
Receive a fixed rate equal to 3.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2013	20,000	94
Receive a fixed rate equal to 3.110% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Citibank N.A., London Exp. 06/01/2013	20,000	179
Receive a fixed rate equal to 4.070% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan TRAC-X EM Index (i.e. Tradable Credit Index Emerging Markets).
Counterparty: J.P. Morgan Chase & Co. Exp. 12/20/2008	$4,000	$5
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	116
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 12/31/2009	14,000	406

		$1,677

(d)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BR	7,185	03/2004	$15	$0	$15
Buy	CY	19,128	09/2004	26	0	26
Buy	EC	14,698	11/2003	0	(232)	(232)
Buy	HF	530,072	03/2004	46	0	46
Buy	KW	2,791,707	03/2004	15	0	15
Buy	MP	39,095	02/2004	0	(23)	(23)
Buy		40,018	03/2004	0	(18)	(18)
Buy	PZ	9,564	03/2004	6	(5)	1
Buy	RR	74,645	03/2004	6	(13)	(7)
Buy	SR	17,221	03/2004	98	0	98
Sell		17,221	03/2004	11	0	11

				$223	$(291)	$(68)

(e)	Principal amount denoted in indicated currency:

BR—Brazilian Real

CY—Yuan Renminbi

EC—Euro

HF—Hungarian Forint

KW—South Korean Won

MP—Mexican Peso

PZ—Polish Zloty

RR—Russian Ruble

SR—South African Rand

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	81

Schedule of Investments

European Convertible Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES (c)(d) 2.5%
Banking & Finance 2.1%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	300	$349
PTC International Finance II S.A.
11.250% due 12/01/2009		$350	382

			731

Industrials 0.4%
Vivendi Universal S.A.
9.250% due 04/15/2010	EC	100	116

Total Corporate Bonds & Notes (Cost $834)			847

U.S. TREASURY OBLIGATIONS 0.8%
Treasury Inflation Protected Securities (b)
3.875% due 04/15/2029		$224	282

Total U.S. Treasury Obligations (Cost $270)			282

CONVERTIBLE PREFERRED STOCK 5.5%
	Shares
Banking & Finance 4.4%
Ford Motor Co. Capital Trust II
6.500% due 01/15/2032		4,000	173
Household International, Inc.
8.875% due 02/15/2006		18,000	674
News Corp. Finance Trust II
0.750% due 03/15/2023		660	655

			1,502

Consumer Discretionary 0.7%
General Motors Corp.
5.250% due 03/16/2032		10,000	230

Industrials 0.4%
Xerox Corp.
6.250% due 07/01/2006		1,500	153

Total Convertible Preferred Stock (Cost $1,841)			1,885

CONVERTIBLE BONDS & NOTES (c)(d) 83.4%
	Principal Amount (000s)
Banking & Finance 38.5%
ABB International Finance Ltd.
4.625% due 05/16/2007		$400	393
Axa S.A.
3.750% due 01/01/2017	EC	828	1,117
BCP Finance Bank Ltd.
4.750% due 06/20/2011		200	231
Belgelectric Finance S.A.
1.500% due 08/04/2004		2,012	2,349
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$200	198
Fortis Amev NV
1.500% due 07/29/2004	EC	200	253
Fosters Finance Corp.
4.750% due 10/05/2003		$100	105
Hellenic Exchangeable Finance
2.000% due 08/02/2005	EC	150	190
Holcim Capital Corp.
0.000% due 06/10/2017		$800	502
KFW Kreditanstalt fuer Wiederaufbau
0.750% due 08/08/2008	EC	2,000	2,301
Parmalat Finanziaria SpA
0.875% due 06/30/2021		$600	$763
Portugal Telecom International Finance BV
2.000% due 12/06/2006		500	568
SAB Finance
4.250% due 08/10/2006		$800	888
Scottish Power Finance Ltd.
4.000% due 07/29/2049 (a)		500	473
Siemens Finance BV
1.375% due 06/04/2010	EC	1,500	1,916
Swiss America Holdings, Inc.
2.250% due 06/10/2004		$650	657
Wells Fargo & Co.
0.866% due 05/01/2033 (a)		400	391

			13,295

Consumer Discretionary 5.1%
Nestle Holdings, Inc.
3.000% due 05/09/2005		750	833
0.000% due 06/11/2008		1,000	940

			1,773

Healthcare 6.6%
Bristol-Myers Squibb Co.
1.010% due 09/15/2023 (a)		500	502
Roche Holdings, Inc.
0.000% due 07/25/2021		1,200	693
0.000% due 07/25/2021		1,900	1,094

			2,289

Industrials 21.8%
Alitalia SpA
2.900% due 07/22/2007	EC	500	548
ASML Holding NV
5.250% due 05/15/2010		200	278
BAA PLC
2.940% due 04/04/2008	BP	350	550
British Aerospace
3.750% due 07/21/2006		100	175
Continental AG
2.000% due 10/25/2004	EC	300	393
Deutsche Lufthansa AG
1.250% due 01/04/2012		650	747
ExpressJet Holdings, Inc.
4.250% due 08/01/2023		$300	315
Korea Tobacco & Ginseng Corp.
2.000% due 10/31/2006		100	117
Olivetti SpA
1.500% due 01/01/2010	EC	650	876
Pinault-Printemps-Redoute S.A.
2.500% due 01/01/2008		432	552
Suez S.A.
4.500% due 05/22/2006		425	453
Thomson
1.000% due 01/01/2006		291	355
Tyco International Group S.A.
3.125% due 01/15/2023		$200	225
Vinci S.A.
2.000% due 01/01/2018	EC	540	690
Wolters Kluwer NV
1.000% due 11/30/2006		600	700
WPP Group PLC
2.000% due 04/11/2007	BP	350	567

			7,541

Technology 4.2%
STMicroelectronics NV
0.000% due 09/22/2009		$700	626
Thales S.A.
2.500% due 01/01/2007	EC	714	820

			1,446

Utilities 7.2%
Alcatel S.A.
4.750% due 01/01/2011		485	627
Hutchison Whampoa International Ltd.
2.000% due 01/12/2004		$600	$600
Koninklijke KPN NV
3.500% due 11/24/2005	EC	300	350
Sogerim S.A.
1.000% due 03/15/2006		500	644
Telefonos de Mexico S.A.
4.250% due 06/15/2004		$225	247

			2,468

Total Convertible Bonds & Notes (Cost $27,707)			28,812

SHORT-TERM INSTRUMENTS 8.4%
Commercial Paper 7.8%
General Electric Capital Corp.
1.090% due 12/09/2003		1,000	998
HBOS Treasury Services PLC
1.065% due 12/23/2003		700	698
KFW International Finance, Inc.
1.060% due 12/23/2003		600	598
Westpac Capital Corp.
1.090% due 12/19/2003		400	399

			2,693

Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 2.125% due 11/26/2004 valued at $232. Repurchase proceeds are $226.)		226	226

Total Short-Term Instruments (Cost $2,920)			2,919

Total Investments 100.6% (Cost $33,572)			$34,745
Other Assets and Liabilities (Net) (0.6%)			(205)

Net Assets 100.0%			$34,540

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Principal amount of security is adjusted for inflation.

82	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(c)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BP	60	10/2003	$0	$0	$0
Sell		586	10/2003	0	(45)	(45)
Buy	EC	8,099	11/2003	128	0	128
Buy	JY	17,206	10/2003	6	0	6
Buy	SF	730	12/2003	26	0	26

				$160	$(45)	$115

(d)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

SF—Swiss Franc

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	83

Schedule of Investments

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.6%
Commonwealth of Australia
10.000% due 10/15/2007	A$	750	$597
Crusade Global Trust
1.460% due 05/15/2021 (a)		$3,705	3,711
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(m)		984	975
Medallion Trust
1.340% due 07/12/2031 (a)		2,135	2,129
Torrens Trust
1.380% due 07/15/2031 (a)		972	973

Total Australia (Cost $8,246)			8,385

AUSTRIA (k)(l) 1.0%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	15,953

Total Austria (Cost $14,055)			15,953

BELGIUM (k)(l) 1.4%
Kingdom of Belgium
7.000% due 11/21/2004	BF	183,200	5,569
6.250% due 03/28/2007	EC	1,400	1,812
7.500% due 07/29/2008		10,500	14,557

Total Belgium (Cost $18,079)			21,938

BRAZIL 0.4%
Republic of Brazil
11.000% due 01/11/2012		$2,750	2,833
8.000% due 04/15/2014		3,386	3,111

Total Brazil (Cost $5,836)			5,944

CANADA (k)(l) 3.9%
Commonwealth of Canada
6.000% due 06/01/2008	C$	6,900	5,607
5.500% due 06/01/2009		17,400	13,891
5.500% due 06/01/2010		17,300	13,784
6.000% due 06/01/2011		30,800	25,225
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,024

Total Canada (Cost $52,840)			60,531

CAYMAN ISLANDS (k)(l) 0.8%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	8,100	9,428
Redwood Capital II Ltd.
4.113% due 01/01/2004 (a)		$2,500	2,500
SHL Corp. Ltd.
0.754% due 12/25/2024 (a)	JY	53,345	478

Total Cayman Islands (Cost $11,540)			12,406

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$750	864
5.500% due 01/15/2013		1,200	1,251

Total Chile (Cost $2,010)			2,115

DENMARK (k)(l) 0.4%
Nykredit Konvertible
6.000% due 10/01/2029	DK	20,400	$3,290
Unikredit Realkredit
6.000% due 07/01/2029		18,759	3,032

Total Denmark (Cost $4,347)			6,322

FRANCE (k)(l) 6.6%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,117
France Telecom S.A.
7.750% due 03/01/2011		$1,800	2,202
Republic of France
5.250% due 04/25/2008	EC	47,000	59,633
4.000% due 04/25/2009		4,050	4,874
4.000% due 10/25/2009		30,070	36,086

Total France (Cost $77,279)			103,912

GERMANY (k)(l) 27.7%
Deutsche Telekom AG
1.671% due 03/10/2004 (a)	JY	200,000	1,803
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,433
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,128
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	554
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,772
Republic of Germany
4.250% due 03/12/2004		7,308	8,589
3.250% due 09/24/2004		4,770	5,619
6.000% due 01/05/2006 (b)		18,100	22,701
5.000% due 02/17/2006		4,000	4,926
6.250% due 04/26/2006 (b)		35,400	44,956
4.500% due 08/18/2006 (b)		28,800	35,250
3.000% due 04/11/2008 (b)		44,400	51,473
4.125% due 07/04/2008		1,950	2,366
4.500% due 07/04/2009 (b)		5,785	7,128
5.250% due 07/04/2010 (b)		1,900	2,428
5.250% due 01/04/2011		9,600	12,286
5.000% due 07/04/2011		100	126
5.000% due 01/04/2012 (b)		59,300	74,651
4.500% due 01/04/2013		5,285	6,413
6.250% due 01/04/2024 (b)		6,780	9,475
6.500% due 07/04/2027		69,660	100,673
5.625% due 01/04/2028 (b)		3,900	5,064
6.250% due 01/04/2030 (b)		14,298	20,139
5.500% due 01/04/2031 (b)		5,700	7,312

Total Germany (Cost $385,502)			433,265

GREECE (k)(l) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	1,103	1,287

Total Greece (Cost $1,431)			1,287

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.387% due 04/30/2028 (a)	EC	3,248	3,756
2.387% due 10/22/2035 (a)		773	900

Total Ireland (Cost $3,722)			4,656

ITALY (k)(l) 6.9%
First Italian Auto Transaction
2.428% due 07/01/2008 (a)	EC	4,737	$5,520
Republic of Italy
7.750% due 11/01/2006 (b)		5,700	7,612
4.500% due 05/01/2009 (b)		69,210	85,152
5.500% due 11/01/2010		1,700	2,201
5.250% due 08/01/2011		3,400	4,340
Siena Mortgage SpA
2.409% due 02/07/2037 (a)		1,500	1,750
Upgrade SpA
2.402% due 12/31/2035 (a)		1,000	1,159

Total Italy (Cost $92,352)			107,734

JAPAN (k)(l) 11.6%
Government of Japan
0.300% due 12/20/2007	JY	18,450,000	163,448
2.600% due 03/20/2019		1,190,000	11,987
1.900% due 09/20/2022		560,000	5,084

Total Japan (Cost $173,554)			180,519

LUXEMBOURG (k)(l) 0.2%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,533
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $2,303)			2,541

MEXICO (k)(l) 0.8%
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,220
9.375% due 12/02/2008		1,290	1,548
United Mexican States
6.375% due 01/16/2013		7,250	7,667
11.375% due 09/15/2016		500	722
8.000% due 09/24/2022		610	674
United Mexican States—8BR
4.000% due 03/11/2004 (a)	JY	85,000	772
United Mexican States—8RE
4.000% due 03/11/2004 (a)		45,000	409

Total Mexico (Cost $11,930)			13,012

NETHERLANDS (k)(l) 1.2%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$1,700	1,873
8.500% due 06/15/2010		1,300	1,593
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	15,065

Total Netherlands (Cost $14,879)			18,531

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,807

Total New Zealand (Cost $3,132)			3,807

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,824
9.375% due 07/23/2012		450	510

84	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

9.375% due 01/16/2023		$830	$896

Total Panama (Cost $2,899)			3,230

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		5,900	6,593
5.000% due 03/07/2017		2,679	2,461

Total Peru (Cost $7,908)			9,054

SPAIN (k)(l) 4.4%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,445	2,843
2.281% due 07/18/2022 (a)		2,716	3,148
Kingdom of Spain
5.150% due 07/30/2009		37,730	48,025
5.350% due 10/31/2011		11,100	14,303

Total Spain (Cost $53,563)			68,319

SUPRANATIONAL (k)(l) 0.5%
Eurofima
4.750% due 07/07/2004	SK	60,900	7,957

Total Supranational (Cost $7,001)			7,957

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,667

Total Sweden (Cost $2,673)			3,667

UNITED KINGDOM (k)(l) 9.5%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,449
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	5,030	5,857
British Telecom PLC
2.553% due 12/15/2003 (a)		$12,380	12,407
Core
1.340% due 03/17/2009 (a)		767	766
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		3,976	3,966
Haus Ltd.
2.436% due 12/14/2037 (a)	EC	7,708	8,995
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		500	684
Ocwen Mortgage Loan Trust
2.677% due 12/15/2031		340	397
Residential Mortgage Securities
1.500% due 05/12/2032 (a)		$779	779
United Kingdom Gilt
7.250% due 12/07/2007	BP	59,500	109,974

Total United Kingdom (Cost $137,571)			148,274

UNITED STATES (k)(l) 27.8%
Asset - Backed Securities 2.1%
ACE Securities Corp.
1.430% due 11/25/2028 (a)		$90	90
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		255	255
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		1,596	1,599
1.530% due 03/25/2033 (a)		1,484	1,487
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		$2,204	$2,207
Bear Stearns Asset - Backed Securities, Inc.
1.450% due 10/25/2032 (a)		586	587
1.520% due 10/25/2032 (a)		902	903
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		3,358	3,350
1.410% due 08/25/2032 (a)		705	705
Conseco Finance Securitizations Corp.
1.490% due 10/15/2031 (a)		189	189
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)		960	961
1.430% due 01/25/2032 (a)		712	711
1.570% due 10/25/2032 (a)		1,914	1,916
EQCC Home Equity Loan Trust
1.360% due 03/20/2030 (a)		154	154
First Alliance Mortgage Loan Trust
1.340% due 12/20/2027 (a)		74	74
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		2,235	2,239
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)		2,699	2,663
Mesa Trust Asset - Backed Certificates
1.520% due 11/25/2031 (a)		2,849	2,820
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		2,077	2,079
North Carolina State Education Authority
1.440% due 06/01/2009 (a)		319	319
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)		589	591
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)		16	15
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		942	944
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		5,342	5,334
Salomon Brothers Mortgage Securities VII, Inc.
1.450% due 02/25/2030 (a)		263	260

			32,452

Corporate Bonds & Notes 4.6%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,383
AT&T Corp.
4.389% due 11/21/2003 (a)	EC	10,600	12,412
CIT Group, Inc.
7.500% due 11/14/2003		$1,400	1,410
2.430% due 07/30/2004 (a)		500	505
2.840% due 01/31/2005 (a)		1,500	1,525
Conoco Funding Co.
7.250% due 10/15/2031		400	479
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		3,030	3,039
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	107,000	958
5.750% due 02/23/2004		$1,000	1,016
1.460% due 07/19/2004 (a)		2,800	2,790
3.227% due 10/25/2004 (a)		2,800	2,826
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,487
General Motors Acceptance Corp.
1.460% due 07/21/2004 (a)		$5,100	5,087
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,858
Household Finance Corp.
2.564% due 03/11/2004 (a)		$400	402
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		4,670	4,898
Kroger Co.
5.500% due 02/01/2013		3,120	3,269
Merrill Lynch & Co., Inc.
1.430% due 05/21/2004 (a)		6,710	6,724
MetLife, Inc.
3.911% due 05/15/2005		$900	$933
MGM Mirage, Inc.
6.950% due 02/01/2005		180	189
Mizuho Preferred Capital Co.
9.870% due 06/30/2049 (a)		500	539
8.790% due 12/29/2049 (a)		2,100	2,168
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,716
Sprint Capital Corp.
5.875% due 05/01/2004		$690	704
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	756
9.980% due 12/29/2049 (a)		1,800	1,957
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			72,530

Mortgage - Backed Securities 5.4%
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)		187	187
Bear Stearns Adjustable Rate Mortgage Trust
6.859% due 02/25/2031 (a)		422	428
6.143% due 12/25/2031 (a)(m)		423	423
6.147% due 01/25/2032 (a)		1,164	1,162
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		124	126
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,285
CS First Boston Mortgage Securities Corp.
5.724% due 05/25/2032 (a)		577	593
1.460% due 07/25/2032 (a)		757	758
6.000% due 01/25/2033		1,012	1,020
1.683% due 08/25/2033 (a)		4,608	4,540
Fannie Mae
5.500% due 05/01/2017 - 10/01/2017 (d)		5,738	5,942
3.450% due 07/01/2021 (a)		24	25
4.290% due 11/01/2022 (a)		61	62
4.200% due 01/01/2023 (a)		70	71
3.635% due 08/01/2023 (a)		445	459
6.464% due 12/01/2030 (a)		317	323
6.500% due 02/01/2026 - 07/01/2032 (d)		7,581	7,906
5.000% due 08/01/2033		300	300
Freddie Mac
5.500% due 05/15/2012		522	528
9.050% due 06/15/2019		19	19
3.329% due 06/01/2022 (a)		734	759
4.500% due 08/01/2022 (a)		63	65
6.000% due 06/15/2028		577	578
6.500% due 08/01/2032		6,786	7,088
Government National Mortgage Association
6.375% due 05/20/2022 (a)		19	20
5.380% due 05/20/2023 (a)		172	176
5.625% due 11/20/2021 - 12/20/2025 (a)(d)		921	959
5.750% due 07/20/2022 - 08/20/2027 (a)(d)		2,592	2,650
5.375% due 04/20/2024 - 04/20/2028 (a)(d)		1,378	1,415
4.375% due 05/20/2028 (a)		190	195
3.250% due 04/20/2030 (a)		2,689	2,697
4.000% due 04/20/2030 - 05/20/2030 (a)(d)		1,553	1,576
4.250% due 05/20/2030 (a)		1,575	1,580
4.500% due 11/20/2030 (a)		171	174
6.500% due 09/15/2032		5,084	5,342
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,220
Impac CMB Trust
1.520% due 07/25/2033 (a)		1,065	1,066

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	85

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035	$10,100	$11,426
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029 - 03/25/2032 (d)	3,022	3,059
5.620% due 09/25/2032 (a)	1,254	1,273
Residential Mortgage Securities
1.486% due 02/09/2028 (a)	359	359
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)	516	519
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,424	1,423
5.800% due 09/25/2031	424	428
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	187	187
5.188% due 10/25/2032 (a)	3,094	3,143
3.363% due 02/27/2034 (a)	3,725	3,771
3.247% due 12/25/2040 (a)	928	925
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)	633	645

		83,875

Municipal Bonds & Notes 1.8%
California Infrastructure & Economic Development Bank
Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	800	807
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,400	2,083
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	300	304
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	203
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	234
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	820	823
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,507
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	354
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,040
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	709
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	904
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,318
5.000% due 06/01/2032	2,000	2,020
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	$200	$204
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	303
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,277
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	323
5.500% due 06/01/2017	600	642
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,726
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,107
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	201
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,657

		27,291

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	640	6,720

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
5.000% due 01/20/2007	$9,575	9,684
5.250% due 03/22/2007	5,000	5,099
4.640% due 01/30/2008	13,700	14,111
5.640% due 12/10/2008	1,000	1,008
6.250% due 02/17/2011	12,300	12,506
Federal Home Loan Bank
5.665% due 03/22/2006	3,200	3,492
5.660% due 04/26/2006	1,200	1,312
5.880% due 11/25/2008	100	101
Freddie Mac
4.650% due 11/06/2006	500	502
6.000% due 05/25/2012	6,800	6,965
Small Business Administration
6.640% due 02/10/2011	$3,673	$3,987
6.344% due 08/10/2011	5,190	5,567
5.980% due 11/01/2022	7,989	8,620
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,475
5.880% due 04/01/2036	8,145	9,153
5.980% due 04/01/2036	1,855	2,073

		101,655

U.S. Treasury Obligations 7.0%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	3,404	3,387
3.625% due 04/15/2028	3,184	3,837
3.875% due 04/15/2029	5,705	7,187
U.S. Treasury Bond
8.125% due 08/15/2019	46,700	64,736
U.S. Treasury Strips
0.000% due 11/15/2003	400	400
0.000% due 08/15/2019	37,100	16,604
0.000% due 08/15/2020	32,000	13,414

		109,565

Total United States (Cost $415, 802)		434,088

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 5-Year Note (CBOT)
5.500% due 05/15/2009
Strike @ 123.906
Exp. 11/15/2003	70,000	0

Total Purchased Call Options (Cost $11)		0

PURCHASED PUT OPTIONS (k)(l) 0.0%
	# of Contracts
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000
Exp. 12/02/2003	1,747	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000
Exp. 12/02/2003	417	0
Eurodollar December Futures (CME)
Strike @ 98.250
Exp. 12/15/2003	860	6
Eurodollar December Futures (CME)
Strike @ 98.125
Exp. 12/15/2003	100	1

Total Purchased Put Options (Cost $33)		7

SHORT-TERM INSTRUMENTS 7.9%
	Principal Amount (000s)
Commercial Paper 3.9%
Fannie Mae
1.080% due 02/23/2004	$30,500	30,365
1.085% due 03/10/2004	12,460	12,399
1.075% due 03/17/2004	14,000	13,928
1.080% due 03/17/2004	4,500	4,477

		61,169

86	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 1.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 2.350% due 10/08/2004 valued at $16,836. Repurchase proceeds are $16,502.)	$16,502	$16,502

U.S. Treasury Bills 2.9%
0.102% due 12/04/2003 - 12/18/2003 (d)(e)(f)	45,390	45,294

Total Short-Term Instruments (Cost $122,978)		122,965

Total Investments 115.3% (Cost $1,633,476)		$1,800,419

Written Options (g) (0.8%) (Premiums $8,954)		(13,082)

Other Assets and Liabilities (Net) (14.5%)		(225,281)

Net Assets 100.0%		$1,562,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $244,123 and $255,403, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $12,727 as of September 30, 2003.

(f)	Securities with an aggregate market value of $30,486 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 93.000 (12/2004)—Long	91	$(1)
Euribor March Futures
(03/2005)—Long	79	115
Euribor December Futures
(12/2004)—Long	91	145
Euro-Bobl Note (12/2003)—Long	515	1,233
Euro-Bund 10-Year Note
(12/2003)—Long	1,501	5,592
Eurodollar June Futures
(06/2004)—Long	354	188
Government of Japan 10-Year Note
(12/2003)—Long	223	2,772
U.S. Treasury 10-Year Note
(12/2003)—Long	3,238	16,491
U.S. Treasury 30-Year Note
(12/2003)—Long	207	1,572

		$28,107

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 115.000
Exp. 11/22/2003	333	$235	$447
Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	213	193	699
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000
Exp. 11/22/2003	172	176	16
Call—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	92	220
Call—CBOT U.S. Treasury Note December Futures
Strike @ 110.000
Exp. 11/22/2003	97	129	355
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	87	13

		$912	$1,750

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.970%**
Exp. 10/04/2004	$700	$23	$68
Put—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.970%*
Exp. 10/04/2004	700	31	7
Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.175%**
Exp. 10/04/2004	84,000	2,493	5,004
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.130%**
Exp. 11/10/2003	2,100	32	125
Put—OTC 10-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/20/2003	18,800	874	0
Put—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 6.130%*
Exp. 11/10/2003	2,100	89	0
Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	8,700	195	604
Call—OTC 30-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.480%**
Exp. 04/03/2006	10,000	297	619
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 4.375%**
Exp. 12/15/2006	$2,900	$38	$54
Call—OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%**
Exp. 01/07/2005	42,500	1,945	2,949
Put—OTC 7-Year LIBOR Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 7.000%*
Exp. 01/07/2005	2,500	48	16
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 12/17/2003	11,200	63	67
Call—OTC 10-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	8,900	197	87
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 10/20/2003	18,800	192	0
Call—OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%**
Exp. 08/04/2005	13,600	584	963
Put—OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%*
Exp. 08/04/2005	13,600	584	368
Call—OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 5.750%**
Exp. 08/04/2005	4,100	145	290
Put—OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 5.750%*
Exp. 08/04/2005	4,100	212	111

		$8,042	$11,332

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen.

Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc.

Exp. 12/18/2012	6,220	$212

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	87

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	56,600	$(603)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		132,500	(1,494)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2008	BP	1,300	(52)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		22,200	(956)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/01/2007		17,700	(573)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2004		3,900	77
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		13,400	(127)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		2,600	14
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2013		2,700	21
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		21,100	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		17,100	42
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		60,000	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2018		11,600	(41)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016	BP	30,200	$(593)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		10,120	(250)
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month Canadian Bank Bill.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2008	C	$ 18,000	(154)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007	EC	36,400	408
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		17,600	192
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		1,700	(12)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		24,100	95
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		32,100	(113)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/02/2018		20,500	(41)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		57,050	(143)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		78,100	(112)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		9,900	(154)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		72,300	3,257
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		89,700	(9,175)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2031	EC	4,000	$(793)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	330,200	(1,107)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		86,600	(819)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		117,000	(1,383)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007	JY	525,000	63
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011		2,008,000	(16)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2008	SK	48,000	(19)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	120,200	348
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		77,800	268
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		49,500	(49)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$4,400	12
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		4,800	51

88	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	$6,000	$68
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	2,000	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	32,500	597
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013	81,200	1,779
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	5,400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	400	85
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	25,400	(87)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013	46,800	732
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	104,900	8,616

		$(1,943)

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$58,100	$107

(j)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$5,500	$5,691	$5,656
U.S. Treasury Note	4.375	05/15/2007	101,200	108,672	107,793
U.S. Treasury Note	2.625	05/15/2008	18,000	17,959	17,756
U.S. Treasury Note	5.500	05/15/2009	68,000	76,941	75,801
U.S. Treasury Note	5.750	08/15/2010	13,762	15,760	15,389
U.S. Treasury Note	5.000	08/15/2011	6,150	6,729	6,566
U.S. Treasury Note	4.375	08/15/2012	9,650	10,065	9,784
U.S. Treasury Note	3.875	02/15/2013	16,500	16,497	16,034
U.S. Treasury Note	3.625	05/15/2013	150,825	148,085	144,130
U.S. Treasury Note	4.250	08/15/2013	35,000	35,890	35,107

				$442,289	$434,016

(k)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	906	10/2003	$0	$(15)	$(15)
Sell		906	11/2003	0	0	0
Buy		906	10/2003	0	0	0
Buy	BP	2,631	10/2003	27	0	27
Sell		74,698	10/2003	0	(5,744)	(5,744)
Sell	C$	52,657	10/2003	0	(653)	(653)
Buy		565	10/2003	1	0	1
Sell	DK	43,574	12/2003	0	(275)	(275)
Buy	EC	12,131	11/2003	81	(4)	77
Buy		19,245	10/2003	248	(1)	247
Sell		462,410	11/2003	1	(7,092)	(7,091)
Sell		11,694	10/2003	0	(75)	(75)
Buy	H$	46,860	10/2003	44	0	44
Buy	JY	485,447	10/2003	23	(26)	(3)
Sell		23,280,126	10/2003	0	(4,089)	(4,089)
Sell	N$	5,601	10/2003	0	(156)	(156)
Sell		5,601	11/2003	0	(2)	(2)
Buy		5,601	11/2003	3	0	3
Sell	SK	85,213	12/2003	0	(570)	(570)

				$428	$(18,702)	$(18,274)

(l)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BF—Belgian Franc

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(m)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,398, which is 0.09% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	89

Schedule of Investments

Global Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.8%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$1,801	$1,804
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(m)		509	504
Medallion Trust
1.340% due 07/12/2031 (a)		1,194	1,191
Superannuation Members Home Loans Global Fund
1.395% due 06/15/2026 (a)		530	530
Torrens Trust
1.366% due 07/15/2031 (a)		486	487

Total Australia (Cost $4,521)			4,516

AUSTRIA (j)(k) 0.8%
Republic of Austria
5.000% due 01/15/2008	EC	3,000	3,759
5.500% due 01/15/2010		600	776

Total Austria (Cost $3,500)			4,535

BELGIUM (j)(k) 1.0%
Kingdom of Belgium
7.000% due 11/21/2004	BF	95,900	2,915
6.250% due 03/28/2007	EC	1,200	1,553
7.500% due 07/29/2008		900	1,248

Total Belgium (Cost $4,739)			5,7 16

BRAZIL 0.2%
Republic of Brazil
11.000% due 01/11/2012		$550	567
8.000% due 04/15/2014		677	622

Total Brazil (Cost $1,167)			1,189

CANADA (j)(k) 3.0%
Commonwealth of Canada
6.000% due 06/01/2008	C$	1,700	1,381
5.500% due 06/01/2009		3,500	2,794
5.500% due 06/01/2010		4,300	3,426
6.000% due 06/01/2011		11,300	9,255
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$800	810

Total Canada (Cost $15,578)			17,666

CAYMAN ISLANDS (j)(k) 0.5%
International Credit Recovery-Japan
0.806% due 05/10/2006 (a)	JY	142,689	1,279
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)		$1,000	1,000
SHL Corp. Ltd.
0.757% due 12/25/2024 (a)	JY	72,297	647

Total Cayman Islands (Cost $2,767)			2,926

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$250	288
5.500% due 01/15/2013		500	521

Total Chile (Cost $769)			809

DENMARK (j)(k) 0.4%
Nykredit Konvertible
6.000% due 10/01/2029	DK	10,182	$1,642
Unikredit Realkredit
6.000% due 07/01/2029		2,420	391

Total Denmark (Cost $1,381)			2,033

FINLAND (j)(k) 0.2%
Republic of Finland
5.000% due 07/04/2007	EC	1,000	1,249

Total Finland (Cost $995)			1,249

FRANCE (j)(k) 4.5%
Auto Asset-Backed Securities Compartment
2.346% due 10/28/2011 (a)	EC	3,000	3,497
Axa S.A.
3.750% due 01/01/2017		397	536
Republic of France
4.000% due 04/25/2009		2,260	2,720
4.000% due 10/25/2009		16,080	19,297

Total France (Cost $24,999)			26,050

GERMANY (j)(k) 20.3%
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,350	1,700
KFW International Finance, Inc.
3.500% due 11/15/2005		5,300	6,302
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		520	655
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	657
Republic of Germany
4.250% due 03/12/2004		2,932	3,447
3.250% due 09/24/2004		2,040	2,403
6.250% due 04/26/2006 (b)		7,800	9,906
3.000% due 04/11/2008		2,000	2,319
5.375% due 01/04/2010		100	129
5.250% due 07/04/2010		5,000	6,390
5.250% due 01/04/2011		3,600	4,607
5.000% due 01/04/2012 (b)		20,300	25,555
5.000% due 07/04/2012 (b)		15,000	18,883
4.500% due 01/04/2013		2,240	2,718
6.250% due 01/04/2024 (b)		4,000	5,590
6.500% due 07/04/2027 (b)		7,060	10,203
5.625% due 01/04/2028 (b)		3,500	4,545
4.750% due 07/04/2028		1,300	1,500
6.250% due 01/04/2030 (b)		1,600	2,254
5.500% due 01/04/2031		6,200	7,953

Total Germany (Cost $110,036)			117,716

GREECE (j)(k) 0.3%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	1,595	1,859

Total Greece (Cost $1,856)			1,859

ITALY (j)(k) 7.0%
First Italian Auto Transaction
2.428% due 07/01/2008 (a)	EC	1,713	1,997
Republic of Italy
4.750% due 07/01/2005 (b)		6,690	8,123
7.750% due 11/01/2006 (b)		3,100	4,140
6.000% due 11/01/2007 (b)		14,000	18,148
4.500% due 05/01/2009 (b)	EC	4,150	$5,106
4.250% due 11/01/2009 (b)		2,470	2,997
Siena Mortgages SPA
2.329% due 11/07/2011 (a)		169	197

Total Italy (Cost $37,451)			40,708

JAPAN (j)(k) 5.4%
Government of Japan
0.300% due 12/20/2007 (b)	JY	3,425,000	30,343
1.900% due 09/20/2022 (b)		130,000	1,180
Total Japan (Cost $29,969)			31,523
LUXEMBOURG (j)(k) 0.2%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	870	1,016

Total Luxembourg (Cost $918)			1,016

MEXICO (j)(k) 0.8%
Pemex Project Funding Master Trust
8.625% due 02/01/2022		$400	448
Petroleos Mexicanos
8.850% due 09/15/2007		480	563
9.375% due 12/02/2008		650	780
United Mexican States
7.500% due 01/14/2012		650	737
6.375% due 01/16/2013		400	423
11.375% due 09/15/2016		880	1,270
United Mexican States Series 8BR
4.000% due 03/11/2004	JY	48,000	436
United Mexican States Series 8RG
4.000% due 03/11/2004		25,000	227

Total Mexico (Cost $4,496)			4,884

NETHERLANDS (j)(k) 3.8%
Delphinus BV
2.835% due 11/28/2031 (a)	EC	3,000	3,484
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$700	771
Dutch Mortgage-Backed Securities BV
2.368% due 07/02/2077 (a)	EC	1,757	2,048
2.427% due 10/02/2079 (a)		1,000	1,165
Holland Euro-Denominated Mortgage-Backed Series Trust
2.403% due 04/18/2012 (a)		1,052	1,226
Kingdom of Netherlands
6.000% due 01/15/2006		10,700	13,433

Total Netherlands (Cost $17,627)			22,127

NEW ZEALAND (j)(k) 0.3%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	2,307	1,712

Total New Zealand (Cost $1,097)			1,712

PANAMA 0.5%
Republic of Panama
9.375% due 07/23/2012		$1,400	1,588
9.375% due 01/16/2023		1,160	1,253

Total Panama (Cost $2,498)			2,841

90	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

PERU 0.7%
Republic of Peru
9.125% due 02/21/2012		$2,450	$2,738
4.500% due 03/07/2017		1,598	1,468

Total Peru (Cost $3,673)			4,206

SPAIN (j)(k) 2.2%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,115	2,459
Kingdom of Spain
4.950% due 07/30/2005		880	1,074
5.150% due 07/30/2009		6,140	7,815
4.000% due 01/31/2010		980	1,174

Total Spain (Cost $9,075)			12,522

SUPRANATIONAL (j)(k) 0.1%
Eurofima
4.750% due 07/07/2004	SK	4,700	614

Total Supranational (Cost $536)			614

SWEDEN (j)(k) 0.5%
Kingdom of Sweden
5.000% due 01/28/2009	SK	20,200	2,743

Total Sweden (Cost $2,000)			2,743

UNITED KINGDOM (j)(k) 9.3%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	150	250
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	5,449	6,345
British Telecom PLC
2.553% due 12/15/2003 (a)		$2,600	2,606
Core
1.453% due 03/17/2009 (a)		75	75
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		1,633	1,629
Haus Ltd.
2.441% due 12/14/2037 (a)	EC	3,483	4,064
Holmes Financing PLC
2.389% due 07/25/2010 (a)		3,200	3,732
Lloyds TSB Bank PLC
5.625% due 07/15/2049		2,410	3,000
Ocwen Mortgage Loan Trust
2.679% due 12/15/2031 (a)		369	430
United Kingdom Gilt
7.250% due 12/07/2007	BP	16,900	31,236

Total United Kingdom (Cost $47,783)			53,367

UNITED STATES (j)(k) 58.7%
Asset-Backed Securities 3.0%
AFC Home Equity Loan Trust
1.430% due 12/22/2027 (a)		$195	195
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		588	589
1.530% due 03/25/2033 (a)		524	525
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)		556	556
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		536	537
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		271	271
1.520% due 10/25/2032 (a)		451	452
1.570% due 07/25/2033 (a)		$691	$693
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		1,205	1,202
1.410% due 08/25/2032 (a)		294	294
Citibank Credit Card Master Trust
5.750% due 07/16/2007	DM	1,000	642
Conseco Finance Securitizations Corp.
1.650% due 10/15/2031 (a)		$145	145
CS First Boston Mortgage Securities Corp.
1.366% due 12/15/2030 (a)		258	259
1.430% due 01/25/2032 (a)		234	234
1.570% due 10/25/2032 (a)		826	827
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.470% due 09/25/2032 (a)		770	771
GMAC Mortgage Corp. Loan Trust
1.707% due 11/18/2025 (a)		686	687
Irwin Home Equity Loan Trust
1.640% due 06/25/2028 (a)		891	880
Morgan Stanley Dean Witter Capital I, Inc.
1.490% due 07/25/2030 (a)		517	517
1.450% due 07/25/2032 (a)		409	409
Novastar Home Equity Loan
1.611% due 04/25/2028 (a)		723	722
1.300% due 08/25/2028 (a)		393	394
Option One Mortgage Loan Trust
1.370% due 10/12/2032 (a)		1,580	1,578
Provident Bank Home Equity Loan Trust
1.340% due 04/25/2029 (a)		182	180
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		82	82
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		2,249	2,246
Sand Trust
1.315% due 08/25/2032 (a)		273	273
Specialty Underwriting & Residential Finance
1.450% due 06/25/2034 (a)		972	971

			17,131

Corporate Bonds & Notes 5.4%
AOL Time Warner, Inc.
5.625% due 05/01/2005		2,200	2,322
AT&T Corp.
4.687% due 11/21/2003 (a)	EC	5,900	6,909
CIT Group, Inc.
7.500% due 11/14/2003		$500	504
2.840% due 01/31/2005 (a)		100	102
EchoStar DBS Corp.
5.000% due 10/01/2008 (a)		200	205
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		1,100	1,103
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	55,000	492
5.750% due 02/23/2004		$500	508
1.460% due 07/19/2004 (a)		300	299
3.227% due 10/25/2004 (a)		1,400	1,413
1.550% due 07/18/2005 (a)		2,400	2,358
General Motors Acceptance Corp.
1.360% due 04/05/2004 (a)		1,200	1,199
6.875% due 09/09/2004	BP	730	1,230
5.000% due 01/18/2005	EC	800	959
5.500% due 02/02/2005		2,500	2,986
7.430% due 12/01/2021		$187	186
General Motors Acceptance Corp. - MTN
1.360% due 04/05/2004 (a)		1,210	1,208
Household Finance Corp.
2.564% due 03/11/2004 (a)		900	905
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		760	797
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (a)		700	701
MetLife, Inc.
3.911% due 05/15/2005		700	726
MGM Mirage, Inc.
6.950% due 02/01/2005		$80	$84
Mizuho Preferred Capital Co.
9.870% due 06/30/2049 (a)		100	108
8.790% due 12/29/2049 (a)		800	826
Pfizer, Inc.
0.800% due 03/18/2008	JY	171,000	1,535
Sprint Capital Corp.
5.875% due 05/01/2004		$280	286
UFJ Finance Aruba AEC
6.750% due 07/15/2013		200	210
9.980% due 12/29/2049 (a)		750	815
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			31,476

Mortgage-Backed Securities 9.7%
Bear Stearns Adjustable Rate Mortgage Trust
6.143% due 12/25/2031 (a)(m)		181	181
6.147% due 01/25/2032 (a)		460	460
Citicorp Mortgage Securities, Inc.
7.430% due 01/01/2024		166	166
6.500% due 03/25/2029		53	54
Countrywide Home Loans, Inc
4.828% due 09/19/2032 (a)		814	822
Credit-Based Asset Servicing & Securitization LLC
1.460% due 01/25/2032 (a)		298	299
CS First Boston Mortgage Securities Corp.
5.724% due 05/25/2032 (a)		222	228
Fannie Mae
7.000% due 01/01/2005		28	28
15.750% due 12/01/2011		3	4
9.000% due 04/01/2016		96	105
5.500% due 10/01/2017-10/20/2018 (d)		16,681	17,262
5.000% due 07/01/2018		1,679	1,723
4.517% due 11/01/2023 (a)		38	39
4.402% due 03/01/2024 (a)		49	51
6.000% due 10/15/2033		3,000	3,087
Federal Housing Administration
7.400% due 02/01/2021		804	810
Freddie Mac
5.000% due 09/15/2016		1,237	1,291
3.380% due 05/01/2023 (a)		186	192
6.000% due 06/15/2028		225	225
5.625% due 07/15/2028		60	61
5.418% due 02/01/2029 (a)		1,209	1,247
6.500% due 08/01/2032		2,416	2,523
Government National Mortgage Association
13.500% due 02/15/2011		9	10
6.375% due 05/20/2022 (a)		10	10
5.750% due 07/20/2022-09/20/2026 (a)(d)		635	651
5.380% due 05/20/2023-05/20/2028 (a)(d)		401	410
5.625% due 12/20/2023-12/20/2026 (a)(d)		317	329
4.380% due 02/20/2024 (a)		547	559
8.500% due 12/15/2029-03/15/2031 (d)		1,402	1,521
4.250% due 01/20/2030 (a)		523	532
1.703% due 02/16/2030 (a)		1,220	1,231
5.000% due 04/20/2030-05/20/2030 (a)(d)		580	588
4.250% due 05/20/2030 (a)		337	338
6.500% due 09/15/2032		2,158	2,267
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		400	444
Independent National Mortgage Corp.
2.936% due 07/25/2025 (a)		14	14
J.P. Morgan Commercial Mortgage Finance Corp.
1.560% due 04/15/2010 (a)		47	47
6.465% due 11/15/2035		2,300	2,603

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	91

Schedule of Investments (Cont.)

Global Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	$628	$638
5.690% due 09/25/2032 (a)	358	364
Sequoia Mortgage Trust
1.450% due 07/20/2033 (a)	3,512	3,492
Small Business Administration
7.640% due 03/10/2010	724	812
6.640% due 02/01/2011	1,920	2,084
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)	271	272
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,942	1,940
5.800% due 09/25/2031	28	29
Wachovia Bank Commercial Mortgage Trust
1.296% due 06/15/2013 (a)	3,300	3,289
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	101	101
5.188% due 10/25/2032 (a)	888	902
Wells Fargo Mortgage-Backed Securities Trust
5.065% due 09/25/2032 (a)	96	97

		56,432

Municipal Bonds & Notes 2.0%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	200	202
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	900	781
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	200	203
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	300	304
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	100	102
Detroit, Michigan Sewer Disposable Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2032	100	101
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	400	401
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	300	301
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	100	102
Irving, Texas Waterworks & Sewer System Revenue Bonds, (FSA Insured), Series 2003
5.000% due 08/15/2011	100	112
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	400	405
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	200	226
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	$900	$912
5.000% due 06/01/2032	1,400	1,414
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	200	202
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	200	228
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	200	224
New York City Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035	1,200	1,210
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	800	911
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	200	214
New York, New York General Obligation Bonds, Series 2003
5.250% due 06/01/2028	200	203
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	1,400	1,490
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	400	445
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	800	887

		11,682

	Shares

Preferred Security 0.2%
DG Funding Trust
3.410% due 12/29/2049 (a)	130	1,365

	Principal Amount (000s)
U.S. Government Agencies 7.6%
Fannie Mae
5.250% due 03/22/2007	$1,800	1,836
4.640% due 01/30/2008	5,300	5,459
6.250% due 02/17/2011	4,200	4,270
6.250% due 07/19/2011	200	207
6.470% due 09/25/2012	1,000	1,162
0.000% due 06/01/2017	30,300	14,437
Federal Home Loan Bank
4.750% due 11/28/2006	1,100	1,106
5.750% due 08/15/2011	500	550
Freddie Mac
6.000% due 05/25/2012	2,200	2,253
Tennessee Valley Authority
7.140% due 05/23/2012	$1,000	$1,204
4.875% due 12/15/2016	6,700	7,295
5.880% due 04/01/2036	3,900	4,383

		44,162

U.S. Treasury Obligations 30.8%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	2,503	2,491
3.625% due 04/15/2028	341	411
3.875% due 04/15/2029	3,803	4,792
U.S. Treasury Bonds
11.250% due 02/15/2015	500	822
7.500% due 11/15/2016	25,500	33,295
8.875% due 08/15/2017	23,400	33,992
6.625% due 02/15/2027	1,000	1,228
U.S. Treasury Notes
4.375% due 05/15/2007 (b)	58,400	62,287
4.250% due 08/15/2013	15,800	16,202
U.S. Treasury Strips
0.000% due 02/15/2019	20,800	9,620
0.000% due 08/15/2020	26,800	11,234
0.000% due 02/15/2027	8,200	2,350

		178,724

Total United States (Cost $329,127)		340,972

	#of Contracts
PURCHASED PUT OPTIONS (j)(k) 0.0%

Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000 Exp. 12/02/2003	331	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000 Exp. 12/02/2003	659	0
Eurodollar December Futures (CME)
Strike @ 97.875 Exp. 12/15/2003	211	3
Eurodollar December Futures (CME) 5.065% due 01/00/1900
Strike @ 98.250
Exp. 12/15/2003	340	2
U.S. Treasury 10-Year Notes December Futures (CBOT)
Strike @ 90.000
Exp. 11/22/2003	400	6
	Principal Amount (000s)
Fannie Mae (OTC) 5.065% due 01/00/1900
Strike @ 91.313 Exp. 10/08/2003	$94,000	0

Total Purchased Put Options (Cost $36)		11

SHORT-TERM INSTRUMENTS 8.3%
Commercial Paper 2.9%
Fannie Mae
1.080% due 02/23/2004	$10,400	10,354
1.080% due 03/17/2004	5,200	5,173
Royal Bank of Scotland PLC
1.085% due 01/20/2004	1,200	1,196

		16,723

92	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 2.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.250% due 08/13/2004 valued at $14,913. Repurchase proceeds are $14,620.)	$14,620	$14,620

U.S. Treasury Bills 2.9%
0.939% due 12/04/2003-12/18/2003 (d)(e)(f)	16,650	16,613

Total Short-Term Instruments (Cost $47,962)		47,956

Total Investments 129.9% (Cost $706,556)		$753,466
Written Options (g) (0.8%) (Premiums $2,954)		(4,834)
Other Assets and Liabilities (Net) (29.1%)		(168,478)

Net Assets 100.0%		$580,154

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $162,316 and $163,643, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $7,736 as of September 30, 2003.

(f)	Securities with an aggregate market value of $7,387 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bobl 10-Year Note
(12/2003)—Long	398	$958
Euro-Bund 10-Year Note
(12/2003)—Long	591	2,143
Eurodollar June Futures
(06/2004)—Short	74	(44)
Eurodollar June Futures
(06/2004)—Long	74	123
Government of Japan 10-Year Note
(12/2003)—Long	71	937
U.S. Treasury 10-Year Note
(12/2003)—Long	1,533	6,977
U.S. Treasury 30-Year Note
(12/2003)—Short	10	(71)

		$11,023

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 115.000 Exp. 11/22/2003	121	$85	$163
Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	62	56	179
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000 Exp. 11/22/2003	64	65	6
Call—CBOT U.S. Treasury Note December Futures
Strike @ 105.000 Exp. 11/22/2003	14	45	106
Call—CBOT U.S. Treasury Note December Futures
Strike @ 110.000 Exp. 11/22/2003	36	48	48
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000 Exp. 11/22/2003	14	42	6

		$341	$508

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.175%** Exp. 10/04/2004	$40,000	$1,242	$2,383
Put—OTC 10-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 6.000%* Exp. 10/20/2003	5,100	237	0
Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.500%** Exp. 01/07/2005	19,200	422	1,332
Call—OTC 30-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.480%** Exp. 04/03/2006	3,900	116	242
Call—OTC 10-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%** Exp. 03/03/2004	3,100	69	30
Call—OTC 10-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 3.500%** Exp. 03/05/2004	18,675	217	46
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 3.250%** Exp. 10/20/2003	5,100	52	0
Call—OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%** Exp. 08/04/2005	3,000	129	212
Put—OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%* Exp. 08/04/2005	$3,000	$129	$81

		$2,613	$4,326

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc. Exp. 12/18/2012	2,220	$76

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	18,200	$(194)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		49,700	(552)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007	BP	2,200	(95)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/01/2007		2,900	(121)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		2,300	106
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2004		7,300	203
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		2,600	(22)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		2,600	(25)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	93

Schedule of Investments (Cont.)

Global Bond Fund

September 30, 2003 (Unaudited)

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018	BP	9,400	$21
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		1,300	3
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		13,800	20
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016		15,000	(295)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		10,940	(248)
Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2005	EC	13,000	53
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007		4,400	45
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		10,500	115
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		12,300	(88)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		15,500	61
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		5,300	20
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		3,900	48
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		8,200	(22)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		22,400	(58)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018	EC	23,100	$(35)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		37,700	1,699
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		40,500	(4,142)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		800	(70)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2031		5,400	(1,071)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	118,200	(371)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		6,000	(63)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		70,000	(869)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011	JY	1,040,000	(8)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2005		693,000	(119)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 2.035%.
Counterparty: Goldman Sachs & Co. Exp. 05/01/2010		360,000	(198)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	54,000	155
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		30,900	106
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		13,400	(13)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$3,900	$11
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003		1,400	2
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		800	9
Receive a fixed rate equal to 4.800% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/02/2004		600	26
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		10,600	195
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		29,400	643
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004		1,700	38
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004		200	42
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013		41,800	(777)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008		8,800	(242)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023		21,000	1,725
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2031		5,500	(996)

94	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2031	$13,400	$(1,910)

$(7,258)

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$38,700	$71

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	A$	1,442	10/2003	$26	$0	$26
Buy		1,442	11/2003	0	0	0
Sell		1,442	10/2003	0	0	0
Buy	BP	1,011	10/2003	4	0	4
Sell		3,931	10/2003	0	(302)	(302)
Buy	C$	2,069	10/2003	26	0	26
Buy	DK	33,329	12/2003	210	0	210
Buy	EC	3,650	10/2003	52	0	52
Buy		60,228	11/2003	922	0	922
Sell		2,000	10/2003	0	(13)	(13)
Sell		5,911	11/2003	0	(92)	(92)
Buy	H$	21,884	10/2003	21	0	21
Sell		13,166	10/2003	0	(13)	(13)
Buy	JY	18,382,695	10/2003	5,582	(40)	5,542
Sell		3,717,603	10/2003	0	(220)	(220)
Sell	N$	2,526	10/2003	0	(70)	(70)
Sell		2,526	11/2003	0	(1)	(1)
Buy		2,526	10/2003	2	0	2
Buy	SK	6,987	12/2003	47	0	47

				$6,892	$(751)	$6,141

(k)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BF—Belgian Franc

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

DM—German Mark

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(l)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2008	$15,600	$16,141	$16,044
Fannie Mae	5.500	11/18/2018	3,400	3,512	3,512
Fannie Mae	6.000	10/15/2033	3,000	3,087	3,077
U.S. Treasury Note	4.375	05/15/2007	58,400	62,288	62,204
U.S. Treasury Note	2.625	05/15/2008	600	599	592
U.S. Treasury Note	5.500	05/15/2009	39,900	45,146	44,477
U.S. Treasury Note	6.500	02/15/2010	14,070	16,701	16,287
U.S. Treasury Note	5.750	08/15/2010	4,100	4,695	4,581
U.S. Treasury Note	5.000	08/15/2011	7,800	8,534	8,321
U.S. Treasury Note	3.875	02/15/2013	7,400	7,399	7,191
U.S. Treasury Note	3.625	05/15/2013	55,000	54,001	52,727

				$222,103	$219,013

(m)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $685, which is 0.12% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	95

Schedule of Investments

Global Bond Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.7%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$396	$397
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(n)		102	101
Medallion Trust
1.340% due 07/12/2031 (a)		362	361
Puma Finance Ltd.
1.345% due 04/15/2031 (a)(b)		18	18
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)		132	133
Torrens Trust
1.366% due 07/15/2031 (a)		143	143

Total Australia (Cost $1,154)			1,153

BELGIUM (l)(m) 1.2%
Kingdom of Belgium
7.000% due 11/21/2004	BF	5,800	176
6.250% due 03/28/2007	EC	500	647
7.500% due 07/29/2008		900	1,248

Total Belgium (Cost $1,579)			2,071

BRAZIL 0.2%
Republic of Brazil
11.000% due 01/11/2012		$200	206
8.000% due 04/15/2014		246	226

Total Brazil (Cost $424)			432

CANADA (l)(m) 3.2%
Commonwealth of Canada
5.500% due 06/01/2009	C	$ 900	718
5.500% due 06/01/2010		1,600	1,275
6.000% due 06/01/2011		3,900	3,194
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		$420	449

Total Canada (Cost $4,954)			5,636

CAYMAN ISLANDS (l)(m) 0.4%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	280	326
Redwood Capital II Ltd.
4.290% due 01/01/2004 (a)		$300	300
SHL Corp., Ltd.
0.757% due 12/25/2024 (a)	JY	3,510	31

Total Cayman Islands (Cost $624)			657

CHILE 0.1%
Republic of Chile
5.500% due 01/15/2013		$100	104

Total Chile (Cost $99)			104

DENMARK (l)(m) 0.3%
Nykredit Realkredit AS
6.000% due 10/01/2029	DK	2,720	439
Unikredit Realkredit
6.000% due 07/01/2029		692	112

Total Denmark (Cost $374)			551

FRANCE (l)(m) 1.7%
Axa S.A.
3.750% due 01/01/2017	EC	50	$67
Credit Industriel et Commercial
2.751% due 10/29/2049 (a)		300	300
Republic of France
4.000% due 10/25/2009		2,260	2,712

Total France (Cost $2,273)			3,079

GERMANY (l)(m) 25.6%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,546
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	113
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	260
Republic of Germany
4.250% due 03/12/2004		842	990
3.250% due 09/24/2004		920	1,084
6.000% due 01/05/2006 (c)		2,600	3,261
6.250% due 04/26/2006 (c)		5,000	6,350
4.500% due 08/18/2006 (c)		3,600	4,406
5.000% due 07/04/2007 (c)		2,000	2,579
3.000% due 04/11/2008		200	232
5.250% due 01/04/2011		5,800	7,423
5.000% due 01/04/2012		800	1,007
5.000% due 07/04/2012		3,100	3,903
4.500% due 01/04/2013		720	874
6.500% due 07/04/2027 (c)		5,000	7,226
5.625% due 01/04/2028 (c)		1,000	1,298
6.250% due 01/04/2030 (c)		300	423
5.500% due 01/04/2031		1,500	1,924

Total Germany (Cost $41,589)			44,899

GREECE (l)(m) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	99	115

Total Greece (Cost $128)			115

IRELAND (l)(m) 0.2%
Emerald Mortgages PLC
2.387% due 10/22/2035 (a)	EC	97	112
Lusitano Mortgages PLC
2.404% due 12/15/2035 (a)		189	220

Total Ireland (Cost $320)			332

ITALY (l)(m) 4.4%
Findomestic Securitization Vehicle SRL
2.450% due 12/20/2008 (a)	EC	900	1,049
First Italian Auto Transaction
2.428% due 07/01/2008 (a)		420	489
Republic of Italy
4.750% due 07/01/2005 (c)		1,680	2,040
7.750% due 11/01/2006 (c)		700	935
6.000% due 11/01/2007 (c)		1,200	1,556
4.500% due 05/01/2009 (c)		1,280	1,575

Total Italy (Cost $6,611)			7,644

JAPAN (l)(m) 7.5%
Government of Japan
0.300% due 12/20/2007	JY	1,215,000	10,764
1.500% due 12/20/2011 (c)		92,000	840
2.600% due 03/20/2019	JY	150,000	$1,511

Total Japan (Cost $12,670)			13,115

LUXEMBOURG (l)(m) 0.1%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	180	210

Total Luxembourg (Cost $190)			210

MEXICO (l)(m) 0.7%
Petroleos Mexicanos
8.850% due 09/15/2007		$140	164
9.375% due 12/02/2008		190	228
United Mexican States
7.500% due 01/14/2012		50	57
6.375% due 01/16/2013		600	634
United Mexican States Series 8BR
4.000% due 03/11/2004 (a)	JY	13,000	118
United Mexican States Series 8RE
4.000% due 03/11/2004 (a)		7,000	64

Total Mexico (Cost $1,155)			1,265

NETHERLANDS (l)(m) 0.9%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$200	220
8.750% due 06/15/2030		200	251
Kingdom of Netherlands
6.000% due 01/15/2006	EC	800	1,004

Total Netherlands (Cost $1,176)			1,475

NEW ZEALAND (l)(m) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	430	319

Total New Zealand (Cost $239)			319

PANAMA 0.4%
Republic of Panama
9.375% due 07/23/2012		$300	340
9.375% due 01/16/2023		290	313

Total Panama (Cost $576)			653

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$600	670
4.000% due 03/07/2017		250	218
5.000% due 03/07/2017		282	259

Total Peru (Cost $961)			1,147

SPAIN (l)(m) 2.1%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	198	231
2.281% due 07/18/2022 (a)		503	583
Kingdom of Spain
4.950% due 07/30/2005		220	268
5.150% due 07/30/2009		1,990	2,533

Total Spain (Cost $2,650)			3,615

96	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SUPRANATIONAL (l)(m) 0.7%
Asian Development Bank
5.250% due 09/15/2004	A$	600	$408
Eurofima
4.750% due 07/07/2004	SK	7,200	941

Total Supranational (Cost $1,206)			1,349

SWEDEN (l)(m) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	312

Total Sweden (Cost $228)			312

UNITED KINGDOM (l)(m) 10.9%
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	629	732
British Telecom PLC
2.413% due 12/15/2003 (a)		$1,200	1,203
Core
1.453% due 03/17/2009 (a)		105	105
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		284	283
Haus Ltd.
2.441% due 12/14/2037 (a)	EC	1,244	1,452
Lloyds TSB Bank PLC
5.625% due 07/15/2049		590	734
Ocwen Mortgage Loan Trust
2.679% due 12/15/2031		28	33
Residential Mortgage Securities
1.486% due 02/09/2028 (a)		$45	45
1.500% due 05/12/2032 (a)		137	137
United Kingdom Gilt
7.500% due 12/07/2006	BP	250	456
7.250% due 12/07/2007		7,500	13,862

Total United Kingdom (Cost $17,724)			19,042

UNITED STATES (l)(m) 40.3%
Asset-Backed Securities 3.1%
AFC Home Equity Loan Trust
1.430% due 12/22/2027 (a)		$95	95
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		168	168
1.530% due 03/25/2033 (a)		175	175
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)		185	185
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		87	87
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		45	45
1.570% due 03/25/2043 (a)		259	260
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		292	291
1.410% due 08/25/2032 (a)		59	59
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	492
Conseco Finance Securitizations Corp.
1.650% due 10/15/2031 (a)		$102	102
Countrywide Asset-Backed Certificates
1.380% due 08/25/2032 (a)		627	626
CS First Boston Mortgage Securities Corp.
1.366% due 12/15/2030 (a)		56	57
1.430% due 01/25/2032 (a)		75	75
1.570% due 10/25/2032 (a)		174	174
First Alliance Mortgage Loan Trust
1.333% due 12/20/2027 (a)		200	200
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.470% due 09/25/2032 (a)		$178	$178
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		223	224
Irwin Home Equity Loan Trust
1.640% due 06/25/2028 (a)		297	293
MLCC Mortgage Investors, Inc.
1.560% due 03/15/2025 (a)		216	217
Morgan Stanley Dean Witter Capital I, Inc.
1.490% due 07/25/2030 (a)		159	159
1.365% due 07/25/2032 (a)		117	117
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		123	123
Renaissance Home Equity Loan Trust
1.620% due 12/25/2033 (a)		200	200
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		597	597
Specialty Underwriting & Residential Finance
1.450% due 06/25/2034 (a)		291	291

			5,490

Corporate Bonds & Notes 3.8%
AOL Time Warner, Inc.
5.625% due 05/01/2005		600	633
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,100	1,288
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		$400	401
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	14,000	125
5.750% due 02/23/2004		$150	152
3.195% due 10/25/2004 (a)		400	404
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	777
General Motors Acceptance Corp.
1.360% due 04/05/2004 (a)		$600	599
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		100	105
Kroger Co.
5.500% due 02/01/2013		100	105
MetLife, Inc.
3.911% due 05/15/2005		100	104
MGM Mirage, Inc.
6.950% due 02/01/2005		10	10
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	206
Norfolk Southern Corp.
1.810% due 02/28/2005 (a)		300	301
Pemex Project Funding Master Trust
8.625% due 02/01/2022		400	448
Pfizer, Inc.
0.800% due 03/18/2008	JY	69,000	619
Sprint Capital Corp.
5.875% due 05/01/2004		$50	51
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	73
9.980% due 12/29/2049 (a)		250	272

			6,673

Mortgage-Backed Securities 9.2%
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		9	9
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	352
Fannie Mae
5.500% due 10/01/2016-03/01/2018 (e)		5,032	5,213
5.355% due 04/01/2033 (a)		273	280
Freddie Mac
5.000% due 09/15/2016		371	387
6.000% due 06/15/2028		73	73
5.625% due 07/15/2028		60	61
6.500% due 08/01/2032		$533	$557
GMAC Commercial Mortgage Securities, Inc.
1.480% due 09/09/2015 (a)		250	245
6.420% due 05/15/2035		700	791
Government National Mortgage Association
5.625% due 11/20/2021-12/20/2026 (a)(e)		184	192
5.750% due 07/20/2022-09/20/2026 (a)(e)		361	369
5.380% due 05/20/2028 (a)		50	51
4.250% due 01/20/2030 (a)		212	216
1.780% due 02/16/2030 (a)		349	352
1.830% due 02/16/2030 (a)		378	382
5.000% due 04/20/2030-05/20/2030 (a)(e)		486	494
4.250% due 06/20/2030 (a)		354	355
6.500% due 09/15/2032		539	567
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	111
Impac CMB Trust
1.520% due 07/25/2033 (a)		181	181
J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035		600	679
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		134	137
5.620% due 09/25/2032 (a)		77	78
Sequoia Mortgage Trust
1.450% due 07/20/2033 (a)		878	873
Small Business Administration
6.640% due 02/10/2011		501	544
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)		36	36
Structured Asset Securities Corp.
5.800% due 09/25/2031		57	57
1.620% due 07/25/2032 (a)		736	739
Wachovia Bank Commercial Mortgage Trust
1.296% due 06/15/2013 (a)		1,100	1,096
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)		29	29
6.000% due 03/25/2032		75	77
5.188% due 10/25/2032 (a)		214	218
3.268% due 02/27/2034 (a)		334	338
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)		54	55

			16,194

Municipal Bonds & Notes 2.0%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		300	303
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	174
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	203
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	102
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	232
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	100
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	402

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	97

Schedule of Investments (Cont.)

Global Bond Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	$100	$101
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	100	113
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	300	304
5.000% due 06/01/2032	400	404
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	100	114
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	100	112
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	100	102
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	400	426
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	100	111
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	100	102

		3,507

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	70	735

	Principal Amount (000s)
U.S. Government Agencies 7.1%
Fannie Mae
5.000% due 01/20/2007	$975	986
5.250% due 03/22/2007	1,360	1,387
7.400% due 05/04/2007	500	520
4.640% due 01/30/2008	1,700	1,751
6.250% due 02/17/2011	1,400	1,423
6.470% due 09/25/2012	1,000	1,162
Federal Home Loan Bank
4.750% due 11/28/2006	300	302
5.750% due 08/15/2011	1,000	1,100
Freddie Mac
6.000% due 05/25/2012	1,000	1,024
7.125% due 12/22/2014	75	76
Tennessee Valley Authority
7.140% due 05/23/2012	1,000	1,204
4.875% due 12/15/2016	400	436
5.880% due 04/01/2036	1,000	1,124

		12,495

U.S. Treasury Obligations 14.7%
Treasury Inflation Protected Securities (d)
1.875% due 07/15/2013	$801	$797
3.875% due 04/15/2029	671	846
U.S. Treasury Bonds
11.250% due 02/15/2015	700	1,150
7.250% due 05/15/2016	200	256
7.500% due 11/15/2016	2,600	3,395
8.875% due 08/15/2017	1,400	2,034
8.125% due 08/15/2019	4,900	6,793
8.125% due 08/15/2021	200	280
U.S. Treasury Note
4.250% due 08/15/2013	2,100	2,153
U.S. Treasury Strips
0.000% due 11/15/2003	900	899
0.000% due 08/15/2019	10,100	4,520
0.000% due 08/15/2020	6,500	2,725

		25,848

Total United States (Cost $68,598)		70,942

	# of Contracts
PURCHASED PUT OPTIONS (l)(m) 0.0%
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000
Exp. 12/02/2003	72	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000
Exp. 12/02/2003	163	0
Eurodollar December Futures (CME)
Strike @ 97.875
Exp. 12/15/2003	55	0
Eurodollar December Futures (CME)
Strike @ 97.625
Exp. 12/15/2003	70	0
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ 96.000
Exp. 11/22/2003	250	4

Total Purchased Put Options (Cost $9)		4

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 12.9%
Commercial Paper 8.9%
Fannie Mae
1.080% due 02/02/2004	$1,000	996
1.130% due 02/18/2004	1,840	1,832
1.115% due 02/25/2004	2,400	2,389
1.137% due 03/03/2004	1,500	1,493
1.075% due 03/17/2004	6,000	5,969
General Electric Capital Corp.
1.070% due 12/10/2003	900	898
HBOS Treasury Services PLC
1.070% due 12/10/2003	1,100	1,098
1.070% due 12/12/2003	1,000	998

		15,673

Repurchase Agreement 2.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.125% due 12/15/2004 valued at $3,816. Repurchase proceeds are $3,740.)	3,740	3,740

U.S. Treasury Bills 1.9%
1.010% due 12/04/2003-12/18/2003 (e)(f)(g)	3,260	3,253

Total Short-Term Instruments (Cost $22,667)		22,666

Total Investments 115.6% (Cost $190,178)		$202,787

Written Options (h) (0.7%)		(1,391)
(Premiums $869)
Other Assets and Liabilities (Net) (14.9%)		(26,059)

Net Assets 100.0%		$175,337

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Puma Finance Ltd.
	10/28/1999	$18	$18	0.01%

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities pledged as collateral was 27,467 and $28,053, respectively, as of September 30, 2003.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $749 as of September 30, 2003.

(g)	Securities with an aggregate market value of $2,504 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor December Futures
(12/2003) - Short	7	$(6)
Euribor December Futures
(12/2004) - Long	14	22
Euro-Bobl Note (12/2003) - Long	83	228
Euro-Bund 10-Year Note
(12/2003) - Long	184	634
Eurodollar June Futures
(06/2003) - Short	180	97
Government of Japan 10-Year Note
(12/2003) - Long	18	218
U.S. Treasury 5-Year Note
(12/2003) - Long	34	51
U.S. Treasury 10-Year Note
(12/2003) - Long	499	2,294
U.S. Treasury 30-Year Note
(12/2003) - Short	4	(29)

		$3,509

98	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 115.000
Exp. 11/22/2003	40	$28	$54
Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	33	30	108
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000
Exp. 11/22/2003	22	23	2
Call—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	4	13	30
Call—CBOT U.S. Treasury Note December Futures
Strike @ 110.000
Exp. 11/22/2003	12	16	44
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	4	12	2

		$122	$240

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.175%**
Exp. 10/04/2004	$8,000	$248	$477
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/20/2003	2,200	102	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	5,200	114	361
Call—OTC 30-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.480%**
Exp. 04/03/2006	1,000	30	62
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	700	16	7
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 10/20/2003	2,200	23	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%**
Exp. 08/04/2005	2,500	107	177
Put—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%*
Exp. 08/04/2005	2,500	107	67

		$747	$1,151

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	530	$18

(j)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	5,400	$(58)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		16,500	(186)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2007	BP	2,800	(113)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		1,200	(52)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		400	18
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2004		1,700	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		800	(8)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		1,800	11
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		2,000	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018	BP	4,200	$6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016		3,500	(69)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		7,980	(63)
Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2005	EC	30,800	127
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007		1,400	14
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		800	9
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		4,900	(35)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		1,800	7
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		1,300	(3)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		6,400	(17)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		7,100	(11)
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		8,700	53
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		5,300	(83)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013		2,300	(33)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	99

Schedule of Investments (Cont.)

Global Bond Fund II

September 30, 2003 (Unaudited)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013 EC	EC	12,400	$363
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		3,700	(359)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	38,100	(67)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		4,300	(45)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		20,000	(247)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011	JY	340,000	(3)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2005		232,000	(40)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	17,000	49
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		9,800	34
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		3,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$300	1
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		300	3
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		3,200	59
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		9,800	215
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004		$400	$9
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013		6,900	(95)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2008		2,000	11
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008		2,800	(77)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013		$4,600	$104
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023		6,400	526

			$3

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$11,600	$21

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$4,700	$4,863	$4,842
U.S. Treasury Note	4.750	05/15/2008	800	798	789
U.S. Treasury Note	5.500	11/15/2008	1,800	1,961	1,937
U.S. Treasury Note	5.000	05/15/2009	16,700	18,896	18,616
U.S. Treasury Note	3.875	08/15/2011	500	547	534
U.S. Treasury Note	2.625	02/15/2013	5,400	5,399	5,248
U.S. Treasury Note	3.625	05/15/2013	15,400	15,121	14,755

				$47,585	$46,721

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	876	10/2003	$0	$(31)	$(31)
Buy	BP	372	10/2003	1	0	1
Sell		8,966	10/2003	0	(688)	(688)
Sell	C$	4,621	10/2003	0	(58)	(58)
Sell	DK	3,988	12/2003	0	(25)	(25)
Buy	EC	1,061	10/2003	15	0	15
Buy		650	11/2003	10	0	10
Sell		35,227	11/2003	0	(553)	(553)
Buy	H$	5,088	10/2003	5	0	5
Buy	JY	26,031	10/2003	0	0	0
Sell		1,648,098	10/2003	0	(184)	(184)
Sell	N$	472	10/2003	0	(13)	(13)
Sell		472	11/2003	0	0	0
Sell	SK	9,452	12/2003	0	(64)	(64)

				$31	$(1,616)	$(1,585)

(m)	Principal amount denoted in indicated currency:

A$—Australian Dollar

BF—Belgian Franc

BP—British Pound

C$—Canadian Dollar

DK—Danish Krone

DM—German Mark

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

N$—New Zealand Dollar

SF—Swiss Franc

SK—Swedish Krona

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $101, which is 0.06% of net assets.

100	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

GNMA Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$375	$418

Total U.S. Government Agencies (Cost $375)		418

MORTGAGE-BACKED SECURITIES 236.1%
Collateralized Mortgage Obligations 34.6%
Bank of America Mortgage Securities, Inc.
5.776% due 10/20/2032 (a)	643	658
CS First Boston Mortgage Securities Corp.
2.120% due 08/25/2031 (a)	422	424
1.450% due 03/25/2032 (a)	868	845
2.000% due 03/25/2032 (a)	1,124	1,116
2.360% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
1.470% due 02/25/2025 (a)	339	340
Freddie Mac
5.000% due 12/15/2013	61	61
Government National Mortgage Association
5.250% due 07/26/2021	3,921	3,924
6.500% due 09/20/2024	8,905	9,076
6.500% due 10/20/2025	662	661
1.420% due 12/16/2026 (a)	2,639	2,641
1.625% due 05/16/2027 (a)	328	330
1.520% due 06/16/2027 (a)	6,019	6,038
6.000% due 08/20/2027	3,742	3,741
1.620% due 07/16/2028 (a)	582	585
6.500% due 12/16/2028	20,668	20,878
6.500% due 04/16/2029	30,721	31,337
6.000% due 07/20/2029	3,549	3,583
1.770% due 06/20/2030 (a)	509	513
1.320% due 01/16/2031 (a)	11,125	11,124
1.420% due 08/16/2031 (a)	377	379
1.320% due 02/16/2032 (a)	5,557	5,559
1.670% due 04/16/2032 (a)	1,692	1,704
6.000% due 05/20/2032	1,861	1,863
1.370% due 08/16/2032 (a)	2,978	2,982
Sequoia Mortgage Trust
1.450% due 06/20/2032 (a)	818	814
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.410% due 01/25/2033 (a)	1,089	1,087
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	288	288

		117,922

Fannie Mae 30.9%
2.160% due 07/01/2011 (a)	2,545	2,556
2.210% due 07/01/2011 (a)	6,091	6,124
5.000% due 10/15/2033	4,000	4,001
5.500% due 11/18/2018-11/01/2033 (b)	83,000	84,780
6.000% due 10/15/2033	6,500	6,709
6.271% due 03/01/2018 (a)	23	23
6.500% due 10/15/2033	1,000	1,042
9.000% due 07/01/2018	21	24

		105,259

Federal Housing Administration 0.2%
7.430% due 03/01/2022	47	46
8.137% due 09/01/2040	470	494

		540

Freddie Mac 16.3%
4.169% due 05/01/2019 (a)	24	25
4.895% due 06/01/2030 (a)	66	68
5.000% due 10/15/2033	55,000	55,000
7.222% due 05/01/2031 (a)	$330	$334

		55,427

Government National Mortgage Association 153.9%
3.000% due 10/23/2033 (a)	11,000	10,966
3.500% due 10/23/2033 (a)	15,000	15,124
4.375% due 03/20/2018-02/20/2026 (a)(b)	126	129
4.500% due 02/20/2018-11/22/2033 (a)(b)	45,195	43,688
5.375% due 05/20/2016-06/20/2025 (a)(b)	204	210
5.500% due 10/20/2030-10/22/2033 (a)(b)	36,580	37,506
5.625% due 12/20/2017 (a)	36	38
5.750% due 07/20/2018-08/20/2025 (a)(b)	72	74
6.000% due 10/22/2033-11/13/2033 (b)	319,000	330,813
6.500% due 03/15/2028-10/22/2033 (b)	41,192	43,290
7.000% due 10/15/2028-10/22/2033 (b)	39,939	42,467

		524,305

Stripped Mortgage-Backed Securities 0.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Government National Mortgage Association (PO)
0.000% due 03/16/2026	460	455
0.000% due 03/20/2030	191	191

		680

Total Mortgage-Backed Securities (Cost $798,901)		804,133

ASSET-BACKED SECURITIES 4.6%
Ace Securities Corp.
1.460% due 06/25/2032 (a)	556	557
Amortizing Residential Collateral Trust
1.410% due 07/25/2032 (a)	882	881
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	1,000	1,001
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	1,193	1,193
Conseco Finance Securitizations Corp.
9.290% due 12/15/2029	376	393
Countrywide Asset-Backed Certificates
1.380% due 05/25/2032 (a)	866	866
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
Fannie Mae
1.190% due 10/25/2033 (a)	3,967	3,969
Home Equity Asset Trust
1.420% due 11/25/2032 (a)	588	588
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	547	547
Indymac Home Equity Loan Asset-Backed Trust
2.190% due 12/25/2031 (a)	200	178
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)(h)	300	9
Saxon Asset Securities Trust
1.380% due 08/25/2032 (a)	600	599
Sequoia Mortgage Trust
1.460% due 10/25/2024 (a)	1,930	1,922
WFS Financial Owner Trust
1.549% due 10/20/2008 (a)	1,000	1,001

Total Asset-Backed Securities (Cost $16,041)		15,737

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
6.010% due 01/14/2034 Strike @ 85.000 Exp. 01/07/2004	$68,000	$5
Government National Mortgage Association
6.010% due 12/18/2033 Strike @ 91.000 Exp. 12/11/2003	57,000	0
6.010% due 01/22/2034 Strike @ 90.031 Exp. 01/15/2004	107,000	13
6.010% due 01/22/2034 Strike @ 88.000 Exp. 01/15/2004	47,100	3
6.010% due 02/19/2034 Strike @ 94.000 Exp. 02/12/2004	37,000	4

Total Purchased Put Options (Cost $37)		25

SHORT-TERM INSTRUMENTS 45.5%
Commercial Paper 44.9%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,700	3,695
Danske Corp.
1.060% due 12/16/2003	10,000	9,977
Fannie Mae
1.060% due 10/29/2003	4,200	4,197
1.065% due 11/05/2003	600	599
1.070% due 11/12/2003	5,900	5,893
1.070% due 11/13/2003	4,900	4,894
1.075% due 11/26/2003	500	499
1.070% due 12/02/2003	4,500	4,492
1.065% due 12/03/2003	3,600	3,593
1.075% due 12/03/2003	7,200	7,186
1.070% due 12/10/2003	10,100	10,079
1.060% due 12/15/2003	1,300	1,297
1.080% due 12/15/2003	17,900	17,860
1.080% due 02/18/2004	10,000	9,957
1.080% due 02/19/2004	7,800	7,766
1.080% due 02/23/2004	12,000	11,947
1.095% due 03/24/2004	8,900	8,852
Federal Home Loan Bank
1.150% due 10/29/2003	4,600	4,596
General Electric Capital Corp.
1.030% due 11/13/2003	7,300	7,291
1.050% due 11/19/2003	2,700	2,696
HBOS Treasury Services PLC
1.070% due 12/02/2003	2,400	2,396
1.070% due 12/10/2003	5,000	4,989
1.065% due 12/23/2003	3,000	2,992
Royal Bank of Scotland PLC
1.020% due 10/16/2003	10,000	9,996
Westpac Capital Corp.
1.020% due 11/06/2003	5,000	4,995
1.020% due 11/07/2003	200	200

		152,934

U.S. Treasury Bills 0.6%
0.928% due 12/11/2003-12/18/2003 (b)(d)	1,930	1,925

Total Short-Term Instruments (Cost $154,865)		154,859

Total Investments 286.3% (Cost $970,219)		$975,172
Written Options (e) (0.0%) (Premiums $345)		(142)
Other Assets and Liabilities (Net) (186.3%)		(634,436)

Net Assets 100.0%		$340,594

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	101

Schedule of Investments (Cont.)

GNMA Fund

September 30, 2003 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 6.000%** Exp. 03/05/2004	$24,100	$183	$82
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 03/05/2004	24,100	162	60

		$345	$142

**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(92)

(g)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$66,000	$66,021	$64,971
Fannie Mae	5.000	11/13/2033	57,000	56,822	56,230
Government National Mortgage Association	5.000	11/19/2033	53,000	52,950	52,793
Government National Mortgage Association	5.500	11/13/2033	35,500	36,154	36,165
Government National Mortgage Association	6.000	10/22/2033	125,000	129,844	129,092
Government National Mortgage Association	6.500	11/13/2033	35,000	36,695	36,679

				$378,486	$375,930

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9, which is 0.00% of net assets.

102	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.8%
Banking & Finance 12.8%
Arch Western Finance LLC
6.750% due 07/01/2013	$14,385	$14,888
Beaver Valley Funding Corp.
8.625% due 06/01/2007	12,603	13,491
9.000% due 06/01/2017	9,382	10,423
Bluewater Finance Ltd.
10.250% due 02/15/2012	36,935	37,674
Bombardier Capital, Inc.
7.500% due 08/15/2004	30,809	32,272
7.090% due 03/30/2007 (a)(n)	21,000	22,633
Cedar Brakes II, LLC
9.875% due 09/01/2013	18,698	18,044
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	9,045	9,746
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (n)	10,150	11,237
8.900% due 04/01/2007 (n)	5,000	5,290
FINOVA Group, Inc.
7.500% due 11/15/2009	117,839	58,919
Ford Motor Credit Co.
7.000% due 10/01/2013	8,400	8,473
Forest City Enterprises, Inc.
7.625% due 06/01/2015	9,650	10,084
Gemstone Investors Ltd.
7.710% due 10/31/2004	48,093	47,732
General Motors Acceptance Corp.
6.875% due 08/28/2012	9,050	9,379
H&E Equipment Services LLC
11.125% due 06/15/2012	13,035	11,145
J.P. Morgan—HYDI
8.000% due 06/20/2008	148,480	151,450
9.000% due 06/20/2008	99,620	101,613
JET Equipment Trust
10.000% due 06/15/2012	8,680	3,385
7.630% due 08/15/2012	3,786	1,435
JSG Funding PLC
9.625% due 10/01/2012	11,660	12,826
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (b)	24,717	25,520
9.870% due 12/31/2049 (b)	18,150	19,580
Oasis CBO Ltd.
2.646% due 05/30/2011	5,000	4,000
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (b)	5,000	5,000
Pride Credit Linked
8.850% due 04/02/2007 (n)	5,000	5,290
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,071
7.250% due 02/15/2011	71,275	63,791
7.750% due 02/15/2031	5,730	4,899
Riggs Capital Trust II
8.875% due 03/15/2027	10,475	10,632
Riggs National Corp.
9.650% due 06/15/2009	2,605	2,774
Rotech Healthcare, Inc.
9.500% due 04/01/2012	30,597	32,433
Salton SEA Funding
7.370% due 05/30/2005	5,323	5,469
Targeted Return Index Securities Trust
0.976% due 05/15/2013	116,246	124,775
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (b)	26,740	29,072
Universal City Development Partners
11.750% due 04/01/2010	16,065	18,153
Ventas Capital Corp.
8.750% due 05/01/2009	17,590	19,261

		968,859

Industrials 48.6%
ABB Finance, Inc.
6.750% due 06/03/2004	7,500	7,534
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008	$6,000	$6,182
5.250% due 06/20/2008	6,000	5,778
8.550% due 08/01/2010	1,175	1,285
6.000% due 06/20/2013	34,420	32,458
8.850% due 08/01/2030	10,992	11,505
AEC Ironwood LLC
8.857% due 11/30/2025	40,750	42,074
Allbritton Communications Co.
7.750% due 12/15/2012	20,950	21,474
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,799	8,481
8.500% due 12/01/2008	24,160	26,214
7.875% due 01/01/2009	39,040	40,699
10.000% due 08/01/2009	21,848	23,787
4.390% due 04/30/2011 (b)	596	603
9.250% due 09/01/2012	26,650	29,582
7.875% due 04/15/2013	16,900	17,787
American Media Operations, Inc.
10.250% due 05/01/2009	32,029	34,391
8.875% due 01/15/2011	2,200	2,368
American Tower Escrow
0.000% due 08/01/2008	7,150	4,791
AmeriGas Partners LP
8.830% due 04/19/2010	16,463	18,192
8.875% due 05/20/2011	7,765	8,367
Arco Chemical Co.
9.375% due 12/15/2005	4,980	5,030
10.250% due 11/01/2010	6,450	6,103
Armor Holdings, Inc.
8.250% due 08/15/2013	1,290	1,371
Avecia Group PLC
11.000% due 07/01/2009	10,263	9,031
Aviall, Inc.
7.625% due 07/01/2011	15,245	15,702
Beverly Enterprises, Inc.
9.000% due 02/15/2006	19,855	20,252
9.625% due 04/15/2009	5,440	5,807
Bombardier, Inc.
6.750% due 05/01/2012	2,290	2,399
Boyd Gaming Corp.
8.750% due 04/15/2012	200	218
7.750% due 12/15/2012	31,137	32,305
Building Materials Corp.
7.750% due 07/15/2005	22,174	22,617
8.000% due 10/15/2007	2,392	2,341
8.000% due 12/01/2008	8,891	8,602
Cadmus Communications Corp.
9.750% due 06/01/2009	3,156	3,345
Calpine Corp.
8.500% due 07/15/2010	16,715	15,461
Canwest Media, Inc.
10.625% due 05/15/2011	8,535	9,730
Case Corp.
6.250% due 12/01/2003	48,119	48,360
Charter Communications Holdings LLC
8.625% due 04/01/2009	5,834	4,492
10.000% due 04/01/2009	13,740	10,923
9.625% due 11/15/2009	23,557	18,316
0.000% due 04/01/2011 (c)	4,400	3,135
Chesapeake Energy Corp.
8.375% due 11/01/2008	1,700	1,853
8.125% due 04/01/2011	6,085	6,633
8.500% due 03/15/2012	17,080	18,190
9.000% due 08/15/2012	13,325	15,057
7.500% due 09/15/2013	14,190	14,970
7.750% due 01/15/2015	5,285	5,602
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	12,180	12,180
Coastal Corp.
7.750% due 06/15/2010	840	701
9.625% due 05/15/2012	2,550	2,384
Colorado Interstate Gas Co.
6.850% due 06/15/2037	$7,400	$7,400
Commonwealth Brands, Inc.
9.750% due 04/15/2008	13,500	14,580
10.625% due 09/01/2008	11,750	12,631
Community Health Systems, Inc.
10.228% due 10/19/2006 (n)	4,000	4,607
10.000% due 03/13/2007 (n)	3,500	3,680
Continental Airlines, Inc.
7.056% due 09/15/2009	500	500
7.033% due 06/15/2011	1,855	1,415
7.461% due 04/01/2015	3,413	3,256
7.373% due 12/15/2015	2,275	1,730
6.545% due 02/02/2019	4,335	4,248
7.256% due 03/15/2020	726	711
Crown Castle International Corp.
0.000% due 05/15/2011 (c)	12,275	12,398
0.000% due 08/01/2011 (c)	9,185	9,185
9.500% due 08/01/2011	1,500	1,598
10.750% due 08/01/2011	18,923	21,099
Crown European Holdings S.A.
9.500% due 03/01/2011	35,900	38,772
10.875% due 03/01/2013	21,470	23,778
CSC Holdings, Inc.
8.125% due 07/15/2009	9,665	10,003
8.125% due 08/15/2009	10,490	10,857
7.625% due 04/01/2011	42,378	42,484
Delta Air Lines, Inc.
7.379% due 05/18/2010	4,589	4,580
6.619% due 03/18/2011	2,248	2,215
Dex Media East LLC
9.875% due 11/15/2009	11,920	13,559
Dex Media West LLC
8.500% due 08/15/2010	12,110	13,230
9.875% due 08/15/2013	14,180	16,094
Dimon, Inc.
7.750% due 06/01/2013	1,150	1,185
DirecTV Holdings LLC
8.375% due 03/15/2013	35,060	39,705
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	11,585
Domino’s Inc.
8.250% due 07/01/2011	1,025	1,088
Dresser, Inc.
9.375% due 04/15/2011	35,735	37,700
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,860	11,783
Dura Operating Corp.
8.625% due 04/15/2012	31,155	32,479
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	17,930	17,045
7.670% due 11/08/2016	35,740	30,401
Dynegy Holdings, Inc.
7.700% due 07/15/2008 (b)	2,500	2,581
9.875% due 07/15/2010 (d)	7,050	7,350
10.125% due 07/15/2013 (d)	8,800	9,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,310	10,404
5.000% due 10/01/2008 (b)	8,650	8,855
9.375% due 02/01/2009	30,132	32,279
El Paso CGP Co.
6.500% due 06/01/2008	3,600	2,916
7.625% due 09/01/2008	3,850	3,215
El Paso Corp.
6.750% due 05/15/2009	8,400	7,056
7.000% due 05/15/2011	2,650	2,200
7.875% due 06/15/2012	2,825	2,387
7.375% due 12/15/2012	20,405	16,783
7.800% due 08/01/2031	6,020	4,485
7.750% due 01/15/2032	29,725	22,145
Equistar Chemicals LP
10.125% due 09/01/2008	18,025	17,935

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	103

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

8.750% due 02/15/2009	$14,050	$13,207
Extended Stay America, Inc.
9.875% due 06/15/2011	35,110	38,928
Extendicare Health Services
9.350% due 12/15/2007	12,500	12,938
9.500% due 07/01/2010	9,740	10,617
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,265
7.080% due 08/01/2006 (n)	5,000	4,975
8.780% due 08/01/2007 (a)(n)	14,000	15,017
7.120% due 08/01/2008 (n)	5,000	5,189
8.870% due 08/01/2009 (a)(n)	7,300	8,051
7.240% due 08/01/2010 (n)	10,000	10,885
8.750% due 06/15/2012	7,538	8,103
Fimep S.A.
10.500% due 02/15/2013	4,335	4,920
Foamex LP
10.750% due 04/01/2009	3,915	3,514
Fort James Corp.
9.500% due 05/15/2022	29,889	30,188
Fresenius Medical Care
7.875% due 06/15/2011	22,065	23,168
Garden State Newspapers, Inc.
8.750% due 10/01/2009	24,412	25,205
8.625% due 07/01/2011	10,436	11,010
Georgia-Pacific Corp.
6.700% due 11/15/2003	21,870	21,979
9.875% due 11/01/2021	10,125	10,378
9.625% due 03/15/2022	14,176	14,389
9.125% due 07/01/2022	39,132	38,936
8.250% due 03/01/2023	7,100	6,603
8.125% due 06/15/2023	14,025	13,043
8.875% due 05/15/2031	13,195	13,327
Giant Industries, Inc.
11.000% due 05/15/2012	4,500	4,455
GulfTerra Energy Partners LP
8.500% due 06/01/2010	19,180	20,762
Hanover Equipment Trust
8.500% due 09/01/2008	43,885	45,421
HCA, Inc.
7.875% due 02/01/2011	4,198	4,693
6.300% due 10/01/2012	1,385	1,414
6.250% due 02/15/2013	1,500	1,524
6.750% due 07/15/2013	10,000	10,522
7.690% due 06/15/2025	5,000	5,190
HealthSouth Corp.
8.500% due 02/01/2008 (e)	12,780	11,310
8.375% due 10/01/2011 (e)	26,365	22,806
Hercules, Inc.
11.125% due 11/15/2007	6,325	9,330
Hilton Hotels Corp.
7.625% due 12/01/2012	30,060	32,991
HMH Properties, Inc.
7.875% due 08/01/2008	18,230	18,822
8.450% due 12/01/2008	6,424	6,721
Hollinger International Publishing
9.000% due 12/15/2010	36,596	38,746
Hollinger Participation Trust
12.125% due 11/15/2010 (f)	16,917	18,787
Host Marriott LP
8.375% due 02/15/2006 (b)	7,537	7,923
9.500% due 01/15/2007	16,935	18,629
9.250% due 10/01/2007	9,450	10,360
Ingles Markets, Inc.
8.875% due 12/01/2011	4,655	4,725
Insight Midwest LP
9.750% due 10/01/2009	21,075	21,338
10.500% due 11/01/2010	7,239	7,601
ISP Chemco, Inc.
10.250% due 07/01/2011	18,635	20,871
ISP Holdings, Inc.
10.625% due 12/15/2009	2,159	2,364
ITT Corp.
6.750% due 11/15/2003	$500	$502
Jefferson Smurfit Corp.
7.500% due 06/01/2013	6,405	6,533
Johnsondiversey, Inc.
9.625% due 05/15/2012	4,364	4,757
Jupiters Ltd.
8.500% due 03/01/2006	3,845	4,215
K&F Industries, Inc.
9.250% due 10/15/2007	2,150	2,225
9.625% due 12/15/2010	1,330	1,470
Kmart Corp.
12.350% due 01/01/2008 (n)	3,363	836
L-3 Communications Corp.
7.625% due 06/15/2012	1,000	1,088
6.125% due 07/15/2013	1,275	1,269
La Quinta Corp.
8.875% due 03/15/2011	4,055	4,415
Legrand S.A.
8.500% due 02/15/2025	13,225	13,490
Leviathan Gas Corp.
10.375% due 06/01/2009	4,548	5,185
Lyondell Chemical Co.
9.500% due 12/15/2008	11,555	22,301
Lyondell Petroleum
6.280% due 06/30/2006	147	147
Mail Well I Corp.
9.625% due 03/15/2012	17,005	18,535
Mandalay Resort Group
9.500% due 08/01/2008	2,000	2,305
9.375% due 02/15/2010	58,437	67,349
7.625% due 07/15/2013	12,085	12,508
6.700% due 11/15/2096	3,874	3,908
Mediacom Broadband LLC
11.000% due 07/15/2013	34,585	36,574
MGM Mirage, Inc.
8.500% due 09/15/2010	2,725	3,079
8.375% due 02/01/2011	36,505	40,338
Midwest Generation LLC
8.300% due 07/02/2009	5,225	4,990
8.560% due 01/02/2016	78,860	72,946
Millennium America, Inc.
9.250% due 06/15/2008	21,050	42,994
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,500	2,681
6.750% due 08/01/2007	5,750	6,066
6.750% due 02/01/2008	4,755	5,028
Newpark Resources, Inc.
8.625% due 12/15/2007	10,635	11,007
Nextel Communications, Inc.
9.950% due 02/15/2008	8,025	8,476
Norampac, Inc.
6.750% due 06/01/2013	3,325	3,408
OM Group, Inc.
9.250% due 12/15/2011	14,210	14,174
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,975	7,463
7.750% due 05/15/2011	7,465	7,764
8.750% due 11/15/2012	27,235	29,346
8.250% due 05/15/2013	22,825	23,396
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	21,020	24,278
PanAmSat Corp.
6.375% due 01/15/2008	260	270
8.500% due 02/01/2012	67,203	70,731
Park Place Entertainment Corp.
7.875% due 12/15/2005	695	739
9.375% due 02/15/2007	9,703	10,746
8.875% due 09/15/2008	4,855	5,389
7.875% due 03/15/2010	1,900	2,043
7.000% due 04/15/2013	36,358	37,767
Peabody Energy Corp.
6.875% due 03/15/2013	$31,960	$33,478
Pride International, Inc.
9.375% due 05/01/2007	16,792	17,380
10.000% due 06/01/2009	1,434	1,556
Primedia, Inc.
8.000% due 05/15/2013	29,240	29,679
Quebecor Media, Inc.
11.125% due 07/15/2011	35,929	41,139
Qwest Corp.
7.200% due 11/01/2004	10,165	10,495
7.250% due 11/01/2008 (b)	4,170	4,003
7.500% due 11/01/2008	3,900	3,764
8.875% due 03/15/2012	36,535	40,737
8.875% due 06/01/2031	11,420	11,991
Raychem Corp.
8.200% due 10/15/2008	5,075	5,418
RH Donnelley Finance Corp.
8.875% due 12/15/2010	6,650	7,481
Riggs Capital Trust
8.625% due 12/31/2026	13,470	13,605
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	5,508	5,935
11.000% due 12/01/2015	4,700	5,346
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,359	3,472
9.375% due 06/01/2008	37,363	39,325
Roundy’s, Inc.
8.875% due 06/15/2012	33,978	35,677
Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004	4,010	4,180
8.750% due 02/02/2011	6,000	6,570
Safety-Kleen Corp.
9.250% due 06/01/2008 (e)	22,459	27
9.250% due 05/15/2009 (e)	11,042	552
Salem Communications Holding Corp.
7.750% due 12/15/2010	9,250	9,528
Shaw Communications, Inc.
8.250% due 04/11/2010	3,665	4,059
7.200% due 12/15/2011	7,975	8,513
Six Flags, Inc.
9.750% due 04/15/2013	37,230	35,182
Sonat, Inc.
7.625% due 07/15/2011	18,412	15,282
SPX Corp.
9.400% due 06/14/2005 (n)	20,000	21,960
6.250% due 06/15/2011	17,175	17,132
7.500% due 01/01/2013	7,675	8,116
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	23,500	25,321
7.875% due 05/01/2012	20,100	22,110
Stone Container Corp.
11.500% due 08/15/2006	4,600	4,905
9.750% due 02/01/2011	2,305	2,524
8.375% due 07/01/2012	2,920	3,081
TeleCorp PCS, Inc.
10.625% due 07/15/2010	150	178
Tenet Healthcare Corp.
6.375% due 12/01/2011	12,100	11,646
6.500% due 06/01/2012	6,000	5,760
7.375% due 02/01/2013	37,495	37,964
Tesoro Petroleum Corp.
9.625% due 11/01/2008	4,035	4,035
9.625% due 04/01/2012	12,220	12,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	9,840	9,742
10.125% due 02/01/2011	5,700	5,714
Tritel PCS, Inc.
10.375% due 01/15/2011	26,412	31,898
TRW Automotive, Inc.
9.375% due 02/15/2013	22,950	25,934

104	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Tyco International Group S.A.
5.875% due 11/01/2004	$1,000	$1,030
6.750% due 02/15/2011	44,210	46,863
U.S. Airways, Inc.
9.625% due 09/01/2003 (e)	17,690	6,103
9.330% due 01/01/2006 (e)	3,157	824
United Airlines, Inc.
1.360% due 03/02/2004 (b)	4,779	3,751
6.201% due 09/01/2008	2,300	1,861
9.410% due 06/15/2010	1,172	492
7.730% due 07/01/2010	27,485	21,471
7.186% due 04/01/2011 (e)	4,074	3,467
6.602% due 09/01/2013	6,950	5,689
7.783% due 01/01/2014	465	361
8.360% due 01/20/2019	1,830	1,798
Vintage Petroleum, Inc.
8.625% due 02/01/2009	10,468	10,861
7.875% due 05/15/2011	13,570	14,147
8.250% due 05/01/2012	23,985	25,964
Vivendi Universal S.A.
6.250% due 07/15/2008	12,470	12,906
9.250% due 04/15/2010	11,085	12,859
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Western Gas Resources, Inc.
10.000% due 06/15/2009	4,015	4,266
Westlake Chemical Corp.
8.750% due 07/15/2011	3,700	3,857
Williams Cos., Inc.
9.250% due 03/15/2004	41,550	42,589
6.625% due 11/15/2004	5,100	5,177
7.375% due 11/15/2006	3,600	3,960
8.625% due 06/01/2010	21,060	22,482
7.125% due 09/01/2011	1,275	1,265
8.125% due 03/15/2012	6,930	7,242
7.625% due 07/15/2019	21,135	19,761
7.875% due 09/01/2021	32,240	30,628
7.500% due 01/15/2031	11,927	10,675
7.750% due 06/15/2031	16,480	14,997
8.750% due 03/15/2032	7,795	7,737
Xerox Capital Europe PLC
5.875% due 05/15/2004	19,952	20,152
Xerox Corp.
5.500% due 11/15/2003	10,025	10,050
5.250% due 12/15/2003	13,935	14,057
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,680	8,854
8.500% due 12/15/2008	6,000	6,420
10.000% due 03/01/2011	28,255	30,092

		3,676,225

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	35,700	38,556
AES Corp.
10.000% due 12/12/2005	5,000	5,175
8.750% due 05/15/2013	69,390	73,206
8.540% due 11/30/2019	3,893	4,019
AT&T Corp.
8.500% due 11/15/2031	11,245	13,360
Calpine Corp.
8.750% due 07/15/2013	23,650	21,758
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	27,730	31,302
7.875% due 04/01/2013	15,565	17,516
CMS Energy Corp.
7.625% due 11/15/2004	12,115	12,357
7.000% due 01/15/2005	39,814	39,714
9.875% due 10/15/2007	2,000	2,150
8.900% due 07/15/2008	8,910	9,266
7.500% due 01/15/2009	25,555	25,427
7.750% due 08/01/2010	11,400	11,343
DPL, Inc.
6.250% due 05/15/2008	$2,000	$2,077
Edison International, Inc.
6.875% due 09/15/2004	57,634	58,931
El Paso Energy Partners
8.500% due 06/01/2011	16,894	18,288
El Paso Natural Gas Co.
7.625% due 08/01/2010	620	605
8.625% due 01/15/2022	7,000	6,493
El Paso Production Holding Co.
7.750% due 06/01/2013	30,755	29,371
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,040	3,314
7.625% due 11/14/2011	7,390	8,055
MSW Energy Holdings LLC
8.500% due 09/01/2010	1,855	1,948
Nextel Communications, Inc.
9.375% due 11/15/2009	3,450	3,761
7.375% due 08/01/2015	20,900	21,214
NorAm Energy Corp.
6.375% due 11/01/2003	42,255	42,341
Northwestern Bell Telephone
6.250% due 01/01/2007	8,225	8,225
Pinnacle Partners
8.830% due 08/15/2004	73,310	76,609
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	8,500	8,500
8.625% due 02/15/2008	10,000	10,225
10.000% due 10/01/2009	21,825	23,135
8.500% due 06/15/2011	41,675	41,988
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,300	4,613
Rocky River Realty
8.810% due 04/14/2007 (a)(n)	1,825	2,095
Rural Cellular Corp.
9.625% due 05/15/2008	9,508	8,700
9.750% due 01/15/2010	1,949	1,783
SESI LLC
8.875% due 05/15/2011	15,079	16,059
South Point Energy Corp.
8.400% due 05/30/2012	38,876	36,568
Southern California Edison Co.
8.000% due 02/15/2007	30,922	34,710
Sprint Capital Corp.
6.900% due 05/01/2019	11,800	12,132
6.875% due 11/15/2028	12,610	12,340
8.750% due 03/15/2032	25,950	30,943
TECO Energy, Inc.
7.500% due 06/15/2010	23,140	23,574
Triton PCS, Inc.
8.750% due 11/15/2011	12,950	12,982
8.500% due 06/01/2013	2,100	2,263
TXU Corp.
6.375% due 01/01/2008	1,110	1,147
7.000% due 03/15/2013	23,125	25,191
Vintage Petroleum, Inc.
9.750% due 06/30/2009	6,170	6,602
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (a)(n)	448	448
10.732% due 01/01/2013 (a)(n)	8,005	8,005
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (e)	10,000	3,325
7.500% due 05/15/2011 (e)	8,000	2,660
6.950% due 08/15/2028 (e)	12,700	4,223
8.250% due 05/15/2031 (e)	43,450	14,447

		935,039

Total Corporate Bonds & Notes (Cost $5,420,460)		5,580,123

MUNICIPAL BONDS & NOTES 0.0%
New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$2,000	$1,801

Total Municipal Bonds & Notes (Cost $1,917)		1,801

MORTGAGE-BACKED SECURITIES 0.4%
Collateralized Mortgage Obligations 0.4%
Continental Airlines, Inc.
6.920% due 04/02/2013 (a)(n)	28,504	26,231
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,256

		28,487

Fannie Mae 0.0%
5.500% due 09/01/2017	78	81

Total Mortgage-Backed Securities (Cost $29,712)		28,568

ASSET-BACKED SECURITIES 3.0%
AES Corp.
5.130% due 07/29/2008 (b)	2,143	2,147
5.320% due 07/29/2008 (b)	2,857	2,862
Allied Waste North America, Inc.
4.390% due 04/30/2010 (b)	1,132	1,145
4.400% due 04/30/2012 (b)	596	603
4.400% due 04/30/2013 (b)	179	181
4.540% due 04/30/2014 (b)	358	362
Aquila, Inc.
8.750% due 04/15/2006 (b)	5,894	5,997
Canwest Media
3.880% due 11/15/2008 (b)	1,250	1,262
Centennial Cellular
4.280% due 05/31/2007 (b)	55	54
4.390% due 05/31/2007 (b)	529	523
4.450% due 05/31/2007 (b)	1,669	1,636
4.510% due 01/04/2008 (b)	892	882
4.530% due 01/04/2008	43	43
4.590% due 01/04/2008 (b)	373	369
Charter Communications Holdings LLC
3.860% due 03/18/2008 (b)	11,859	11,260
CITGO Petroleum Corp.
8.250% due 02/24/2006 (b)	2,000	2,068
Crown Castle International Corp.
3.850% due 03/31/2008 (b)	1,995	2,001
DaVita, Inc.
3.640% due 06/23/2009 (b)	69	69
3.680% due 06/23/2009 (b)	1,851	1,861
3.610% due 06/23/2010 (b)	1,851	1,861
3.660% due 06/23/2011 (b)	1,851	1,861
3.620% due 06/23/2012 (b)	2,856	2,872
Dex Media East LLC
5.000% due 11/08/2008 (b)(d)	2,644	2,654
Dex Media West LLC
3.870% due 09/10/2010 (b)	1,975	1,995
DirecTV Holdings LLC
4.000% due 03/06/2010 (b)	669	673
4.020% due 03/06/2010 (b)	1,166	1,173
3.990% due 04/06/2010 (b)	1,166	1,173
Graphic Packaging Corp.
4.120% due 08/08/2009 (b)	415	394
4.120% due 08/08/2009 (b)(d)	7,920	7,514
4.130% due 08/08/2009 (b)	332	315
4.190% due 08/08/2009 (b)	332	312
Houghton Mifflin Co.
6.250% due 12/30/2008 (b)(d)	2,462	2,332
8.250% due 02/01/2011 (b)	18,380	19,345

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	105

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Insight Midwest LP
4.062% due 12/15/2009 (b)	$4,500	$4,511
Levi Strauss & Co.
5.360% due 07/31/2006 (b)	1,895	1,894
Lyondell Petroleum
6.250% due 06/30/2006 (b)	29	29
Mission Energy
8.625% due 07/25/2006 (b)	1,688	1,075
8.778% due 07/25/2006 (b)	4,812	3,063
Nextel Partners, Inc.
4.125% due 03/31/2008 (b)	17	17
4.187% due 03/31/2008 (b)	4,606	4,607
4.500% due 06/30/2008	19	19
4.562% due 06/30/2008 (b)	7,594	7,634
4.750% due 12/31/2008	22	22
4.812% due 12/31/2008 (b)	7,591	7,632
PPM America High Yield Ltd.
2.071% due 06/01/2011 (b)	8,507	6,717
Qwest Corp.
4.620% due 11/30/2005 (b)	3,685	3,662
6.500% due 06/05/2007 (b)(d)	68,500	70,110
6.950% due 06/05/2010	500	491
Rayovac Corp.
4.880% due 10/01/2009 (b)	1,000	1,004
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (b)	1,744	1,779
5.280% due 07/30/2010 (b)	1,744	1,779
5.110% due 08/30/2010 (b)	249	254
5.100% due 08/30/2011 (b)	724	739
Rural Cellular Corp.
4.630% due 04/03/2009 (b)	1,114	1,103
4.880% due 04/03/2009 (b)	2,114	2,094
Springer
3.871% due 09/16/2011 (b)	1,000	997
4.371% due 09/16/2012 (b)	1,000	997
Stone Container Corp.
3.625% due 06/30/2009 (b)	4,069	4,101
TRW Automotive, Inc.
4.130% due 02/27/2011 (b)	8,000	8,058
Tyco International Group S.A.
6.379% due 07/26/2006 (b)(d)(n)	12,500	12,767
Xerox Corp.
3.390% due 04/30/2005 (b)	3,000	3,004

Total Asset-Backed Securities (Cost $229,084)		229,958

SOVEREIGN ISSUES 6.9%
Republic of Brazil
2.125% due 04/15/2006 (b)	73,018	71,375
2.562% due 04/15/2006 (b)	8,844	8,645
11.500% due 03/12/2008	10,000	11,025
2.187% due 04/15/2009 (b)	2,824	2,538
10.000% due 08/07/2011	4,000	3,940
11.000% due 01/11/2012	11,600	11,948
2.187% due 04/15/2012 (b)	10,000	8,000
8.000% due 04/15/2014	102,958	94,598
11.000% due 08/17/2040	25,750	24,334
Republic of Panama
9.625% due 02/08/2011	19,850	22,778
9.375% due 07/23/2012	5,730	6,518
9.375% due 07/23/2012	11,200	12,706
1.937% due 07/17/2014	8,747	8,178
2.250% due 07/17/2016 (b)	24,650	20,952
10.750% due 05/15/2020	9,125	10,927
9.375% due 01/16/2023	2,247	2,427
8.875% due 09/30/2027	14,625	15,137
9.375% due 04/01/2029	12,525	14,278
Republic of Peru
9.125% due 01/15/2008	19,800	23,166
9.125% due 02/21/2012	65,010	72,649
9.875% due 02/06/2015	18,600	21,623
4.500% due 03/07/2017	$1,200	$1,047
5.000% due 03/07/2017	9,071	8,334
Russian Federation
5.000% due 03/31/2030	44,440	42,062

Total Sovereign Issues (Cost $488,373)		519,185

FOREIGN CURRENCY- DENOMINATED ISSUES (l)(m) 3.9%
ABB International Finance Ltd.
5.125% due 01/11/2006	EC 3,000	3,403
Aspropulsion Capital
9.625% due 10/01/2013	1,200	1,397
Ball Corp.
4.630% due 11/30/2009	5,413	6,355
Barry Callebaut Services NV
9.250% due 03/15/2010	2,800	3,582
Crown Euro Holdings S.A.
10.250% due 03/01/2011	4,000	4,984
Del Monte Corp.
5.876% due 12/31/2010	906	1,068
Eircom Funding
8.250% due 08/15/2015	9,365	11,778
El Paso Corp.
5.750% due 03/14/2006	5,000	5,182
7.125% due 05/06/2009	12,600	12,472
Fimep S.A.
11.000% due 02/15/2013	17,860	24,075
Flender Holding GmbH
11.000% due 08/01/2010	1,225	1,541
Fort James Corp.
4.750% due 06/29/2004	5,800	6,734
Fresenius Finance BV
7.750% due 04/30/2009	1,800	2,222
Fresenius Medical Care
7.375% due 06/15/2011	6,000	7,155
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,870	4,834
JSG Funding PLC
10.125% due 10/01/2012	22,275	28,340
Kappa Beheer BV
10.625% due 07/15/2009	250	314
Kronos International, Inc.
8.875% due 06/30/2009	17,615	21,437
Messer Griesheim Holding AG
5.471% due 04/27/2009	2,000	2,350
10.375% due 06/01/2011	5,700	7,600
PTC International Finance II
10.875% due 05/01/2008	5,000	6,420
11.250% due 12/01/2009	6,200	7,942
Telemedia Nederland
4.869% due 03/10/2011	2,131	2,464
5.369% due 03/10/2012	2,131	2,469
TRW Automotive, Inc.
10.125% due 02/15/2013	21,750	27,862
11.750% due 02/15/2013	800	1,057
Tyco International Group S.A.
4.375% due 11/19/2004	28,500	33,273
6.125% due 04/04/2007	1,700	2,037
5.500% due 11/19/2008	4,487	5,194
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	20,375	24,677
7.250% due 08/15/2013	2,000	2,422
Xerox Capital Europe PLC
5.250% due 12/03/2004	14,075	16,375
Xerox Corp.
3.500% due 02/04/2004	5,000	5,828

Total Foreign Currency-Denominated Issues (Cost $254,314)		294,843

	# of Contracts	Value (000s)

PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures
Strike @ 96.000 Exp. 03/15/2004	4,764	$30

Total Purchased Put Options (Cost $77)		30

	Principal Amount (000s)
CONVERTIBLE BONDS & NOTES 1.7%
Banking & Finance 0.6%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007	$48,740	48,192

Healthcare 0.1%
HealthSouth Corp.
3.250% due 04/01/2049 (e)	6,575	5,884

Industrials 0.7%
Dimon, Inc.
6.250% due 03/31/2007 (n)	39,227	37,890
Starwood Hotels & Resorts Worldwide, Inc.
0.000% due 05/25/2021	30,000	17,137

		55,027

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005	19,980	18,007

Total Convertible Bonds & Notes (Cost $122,434)		127,110

	Shares
COMMON STOCKS 0.1%
Industrials 0.1%
Dobson Communications Corp.	1,414,399	11,485

Total Common Stocks (Cost $9,321)		11,485

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 01/15/2008	21,975	4,436

Total Convertible Preferred Stock (Cost $3,670)		4,436

PREFERRED STOCK 0.8%
CSC Holdings, Inc.
11.125% due 04/01/2008	302,696	31,707
Fresenius Medical Care
7.875% due 02/01/2008	28,413	29,621

Total Preferred Stock (Cost $61,072)		61,328

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.5%
Commercial Paper 6.6%
Fannie Mae
1.050% due 10/01/2003	$14,700	14,700
1.055% due 11/19/2003	56,000	55,920
1.070% due 12/02/2003	80,000	79,851
1.045% due 12/10/2003	100,000	99,789
1.070% due 12/10/2003	15,000	14,968
1.075% due 12/16/2003	44,200	44,099

106	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.080% due 02/02/2004	$100,000	$99,622
1.080% due 02/24/2004	13,800	13,738
1.080% due 03/17/2004	10,600	10,545
HBOS Treasury Services PLC
1.070% due 12/15/2003	50,000	49,887
Kraft Foods, Inc.
1.940% due 02/27/2004	16,300	16,300

		499,419

Repurchase Agreements 0.7%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 2.600% due 10/01/2004 valued at $546 and Freddie Mac 3.250% due 11/15/2004 valued at $25,505 and Federal Home Loan Bank 2.125% due 12/15/2004 valued at $25,501. Repurchase proceeds are $50,533.)	50,532	50,532
U.S. Treasury Bills 0.2%
1.010% due 12/04/2003-12/18/2003 (g)(h)(i)	14,105	14,076

Total Short-Term Instruments (Cost $564,052)		564,027

Total Investments 98.2% (Cost $7,184,486)		$7,422,894
Written Options (j) (0.2%) (Premiums $17,141)		(16,059)
Other Assets and Liabilities (Net) 2.0%		154,343

Net Assets 100.0%		$7,561,178

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	08/11/2003	$21,205	$22,633	0.30%
Continental Airlines, Inc.	07/01/2003	25,378	26,231	0.35
Ferrellgas Partners LP	06/30/2003	15,433	15,017	0.20
Ferrellgas Partners LP	06/30/2003	8,212	8,051	0.11
RockyRiver Realty	11/22/2000	1,802	2,095	0.03
Wilmington Trust Co.—Tucson Electric	01/07/1993 - 05/16/2003	7,593	8,005	0.11
Wilmington Trust Co.—Tucson Electric	06/29/1993	439	448	0.01

		$80,062	$82,480	1.11%

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Security becomes interest bearing at a future date.

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $46,284 and $45,461, respectively, as of September 30, 2003.

(e)	Security is in default.

(f)	Payment in-kind bond security.

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Securities with an aggregate market value of $5,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchase Put Options
Strike @ 89.00 (03/2005)—Long	1,915	$(26)
Euribor March Futures
(03/2005)—Long	896	1,304
Euribor December Futures
(12/2004)—Long	1,019	1,620
Eurodollar September Futures
(09/2004)—Long	2,205	4,566
Eurodollar December Futures
(12/2004)—Long	2,559	5,417

		$12,881

(i)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $8,276 as of September 30, 2003.

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	$206,100	$3,566	$1,323
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.500%**
Exp. 01/07/2005	4,400	91	305
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs& Co.
Strike @ 5.000%**
Exp. 01/07/2005	117,800	2,780	5,753
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs& Co.
Strike @ 4.000%**
Exp. 10/07/2004	92,500	1,512	1,190
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%**
Exp. 10/07/2004	68,300	1,052	879
Put—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.500%*
Exp. 10/07/2004	92,500	2,643	924
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 6.500%*
Exp. 10/07/2004	68,300	2,015	682
Call—OTC 7-Year Interest Rate Swap
Counterparty: Wachovia Bank, N.A.
Strike @ 5.500%**
Exp. 01/07/2005	72,100	3,482	5,003

		$17,141	$16,059

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011
Counterparty: Goldman Sachs & Co. Exp. 03/01/2004	$5,000	$(1,181)
Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2004	2,500	(500)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	107

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$5,000	$8
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	6
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	5,000	0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Hilton Hotels Corp. 3.375% due 04/15/2023.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	(8)
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	20,000	10
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Royal Caribbean Cruises Ltd. 0.00% due 05/18/2021.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	16,000	16
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Cemex S.A. de C.V. 12.750% due 07/15/2006.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	$6,000	$48
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	6,000	(2)
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/02/2004	20,000	(10)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	5,000	54
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.350% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC Exp. 09/02/2004	10,000	10
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	8,000	0
Receive a fixed rate equal to 1.520% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	5,000	75
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of FirstEnergy Corp. 6.450% due 11/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2004	5,000	29
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,000	24
Receive a fixed rate equal to 1.760% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 07/02/2004	$10,000	$41
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	11
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	12
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	10
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	10
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	7
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2005	8,000	132
Receive a fixed rate equal to 3.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2013	20,000	375
Receive a fixed rate equal to 3.270% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2013	17,000	342
Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	31,800	(56)

108	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: Credit Suisse First Boston Exp. 06/02/2008	$4,950	$18
Receive a fixed rate equal to 5.200% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	14,615	(66)
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	204
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/03/2004	5,500	96

		$(225)

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	238,458	11/2003	$0	$(3,766)	$(3,766)

(m)	Principal amount denoted in indicated currency:

EC—Euro

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $207,086, which is 2.74% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	109

Schedule of Investments

Investment Grade Corporate Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 88.0%
Banking & Finance 27.9%
Bank of America Corp.
3.875% due 01/15/2008	$50	$52
7.400% due 01/15/2011	160	190
4.875% due 01/15/2013	100	102
Bank One Corp.
9.875% due 03/01/2009	50	65
Barclays Bank PLC
6.860% due 09/29/2049 (a)	140	155
Bear Stearns Cos., Inc.
7.625% due 12/07/2009	70	84
Bowater Canada Finance Corp.
7.950% due 11/15/2011	200	206
Cendant Corp.
7.375% due 01/15/2013	100	116
CIT Group, Inc.
7.750% due 04/02/2012	140	166
Citigroup Capital II
7.750% due 12/01/2036	500	565
Citigroup, Inc.
6.000% due 02/21/2012	190	210
5.625% due 08/27/2012	100	108
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	150	184
8.750% due 06/15/2030	100	127
EOP Operating LP
7.375% due 11/15/2003	80	81
5.875% due 01/15/2013	200	213
First Union National Bank
7.800% due 08/18/2010	30	37
Fleet National Bank
5.750% due 01/15/2009	175	194
Ford Motor Credit Co.
6.500% due 01/25/2007	470	497
7.250% due 10/25/2011	500	523
General Electric Capital Corp.
6.125% due 02/22/2011	300	334
5.450% due 01/15/2013	300	316
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	30	30
6.125% due 08/28/2007	220	233
7.750% due 01/19/2010	50	55
7.250% due 03/02/2011	30	32
6.875% due 09/15/2011	50	52
7.000% due 02/01/2012	350	365
Goldman Sachs Group, Inc.
6.600% due 01/15/2012	100	113
5.700% due 09/01/2012	275	295
Household Finance Corp.
8.000% due 07/15/2010	25	30
6.375% due 10/15/2011	200	223
7.000% due 05/15/2012	90	104
6.375% due 11/27/2012	35	39
J.P. Morgan Chase & Co.
6.625% due 03/15/2012	350	395
5.750% due 01/02/2013	190	203
KFW International Finance, Inc.
5.750% due 01/15/2008	30	33
Lehman Brothers Holdings, Inc.
6.625% due 01/18/2012	30	34
MBNA America Bank
7.125% due 11/15/2012	145	167
Metropolitan Life Insurance Co.
7.800% due 11/01/2025	100	120
Morgan Stanley Dean Witter & Co.
6.600% due 04/01/2012	180	204
5.300% due 03/01/2013	300	311
National Rural Utilities Cooperative Finance Corp.
6.500% due 03/01/2007	110	123
7.250% due 03/01/2012	100	117
Principal Life Global Funding
5.250% due 01/15/2013	$50	$52
Pulte Homes, Inc.
7.875% due 08/01/2011	100	118
Royal Bank of Scotland Group
9.118% due 03/31/2049 (a)	80	101
UFJ Finance Aruba AEC
6.750% due 07/15/2013	100	105
Verizon Global Funding Corp.
6.875% due 06/15/2012	200	229
7.375% due 09/01/2012	135	160
Verizon Wireless Capital LLC
1.540% due 12/17/2003 (a)	30	30
Wells Fargo & Co.
6.450% due 02/01/2011	30	34

		8,632

Industrials 39.7%
Abitibi-Consolidated, Inc.
8.300% due 08/01/2005	50	53
8.550% due 08/01/2010	150	164
Albertson’s, Inc.
7.500% due 02/15/2011	200	233
Allied Waste North America, Inc.
7.375% due 01/01/2004	30	30
Amerada Hess Corp.
5.300% due 08/15/2004	30	31
7.875% due 10/01/2029	200	228
American Airlines, Inc.
10.180% due 01/02/2013	75	48
AOL Time Warner, Inc.
6.750% due 04/15/2011	25	28
6.875% due 05/01/2012	400	450
Apache Corp.
6.250% due 04/15/2012	200	227
Archstone-Smith Trust
7.900% due 02/15/2016	25	31
AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	54
Bae Systems Asset PLC
6.664% due 09/15/2013	78	88
BB&T Corp.
6.500% due 08/01/2011	30	34
Beckman Coulter, Inc.
6.875% due 11/15/2011	30	34
Boeing Co.
5.125% due 02/15/2013	200	204
Boise Cascade Corp.
7.500% due 02/01/2008	10	11
Bombardier, Inc.
6.750% due 05/01/2012	100	105
British Sky Broadcasting Group PLC
8.200% due 07/15/2009	100	119
Burlington Resources Finance Co.
6.500% due 12/01/2011	200	228
Canadian National Railway Co.
4.400% due 03/15/2013	80	78
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	105
6.450% due 06/30/2033	200	217
Centex Corp.
7.500% due 01/15/2012	30	35
Chrysler Corp.
7.450% due 03/01/2027	200	209
Clear Channel Communications, Inc.
7.650% due 09/15/2010	140	166
5.750% due 01/15/2013	100	106
Comcast Cable Communications, Inc.
6.750% due 01/30/2011	200	226
8.875% due 05/01/2017	35	46
ConocoPhillips
4.750% due 10/15/2012	30	31
Continental Airlines, Inc.
6.320% due 11/01/2008	$50	$48
Cox Communications, Inc.
6.690% due 09/20/2004	100	104
7.750% due 11/01/2010	30	36
6.750% due 03/15/2011	100	114
CSC Holdings, Inc.
7.625% due 04/01/2011	100	100
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	33
DaimlerChrysler North America Holding Corp.
7.300% due 01/15/2012	200	224
Delta Air Lines, Inc.
7.111% due 03/18/2013	240	235
10.500% due 04/30/2016	50	38
Devon Financing Corp. ULC
6.875% due 09/30/2011	200	230
Domtar, Inc.
7.875% due 10/15/2011	30	36
Dow Chemical Co.
6.000% due 10/01/2012	150	158
Duke Capital Corp.
6.250% due 02/15/2013	200	206
Georgia-Pacific Corp.
8.125% due 05/15/2011	90	94
Harrah’s Operating Co., Inc.
7.125% due 06/01/2007	75	85
8.000% due 02/01/2011	140	166
HCA, Inc.
6.950% due 05/01/2012	190	202
HEALTHSOUTH Corp.
8.500% due 02/01/2008 (b)	30	27
8.375% due 10/01/2011 (b)	135	117
7.625% due 06/01/2012 (b)	45	39
Hilton Hotel Corp.
7.625% due 05/15/2008	80	88
8.250% due 02/15/2011	30	34
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	40	42
International Business Machines Corp.
8.375% due 11/01/2019	30	40
International Paper Co.
6.750% due 09/01/2011	100	113
5.850% due 10/30/2012	50	53
ITT Corp.
6.750% due 11/15/2005	30	32
Jupiters Ltd.
8.500% due 03/01/2006	30	33
Kern River Funding Corp.
4.893% due 04/30/2018	79	80
Kerr-McGee Corp.
6.875% due 09/15/2011	200	227
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	100	117
Kinder Morgan, Inc.
6.650% due 03/01/2005	50	53
6.500% due 09/01/2012	40	45
Kraft Foods, Inc.
6.250% due 06/01/2012	150	165
Kroger Co.
6.200% due 06/15/2012	200	219
Liberty Media Corp.
5.700% due 05/15/2013	100	100
Lyondell Chemical Co.
9.625% due 05/01/2007	90	86
11.125% due 07/15/2012	45	44
Mandalay Resort Group
9.375% due 02/15/2010	90	104
MeadWestvaco Corp.
6.850% due 04/01/2012	210	237
Midwest Generation LLC
8.560% due 01/02/2016	30	28

110	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

News America Holdings, Inc.
9.250% due 02/01/2013	$100	$131
News America, Inc.
6.550% due 03/15/2033	250	262
Norske Skogindustrier ASA
6.125% due 10/15/2015	200	204
Northwest Airlines, Inc.
7.575% due 03/01/2019	93	91
Occidental Petroleum Corp.
6.750% due 01/15/2012	200	230
Packaging Corp. of America
5.750% due 08/01/2013	200	204
Panhandle Eastern Pipe Line Co.
6.050% due 08/15/2013	200	212
Pemex Project Funding Master Trust
8.000% due 11/15/2011	260	295
Pioneer National Resources Co.
7.500% due 04/15/2012	100	114
Qwest Corp.
8.875% due 03/15/2012	120	134
6.875% due 09/15/2033	30	27
Raytheon Co.
8.200% due 03/01/2006	200	226
Safeway, Inc.
6.850% due 09/15/2004	30	31
6.500% due 11/15/2008	200	225
System Energy Resources, Inc.
7.430% due 01/15/2011	15	16
Telus Corp.
8.000% due 06/01/2011	30	35
Tenet Healthcare Corp.
6.375% due 12/01/2011	130	125
Texas Gas Transmission Corp.
4.600% due 06/01/2015	200	194
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34
Tyco International Group S.A.
6.375% due 10/15/2011	220	228
United Airlines, Inc.
7.186% due 04/01/2011 (b)	74	63
10.125% due 03/22/2015 (b)	100	28
USX Corp.
6.850% due 03/01/2008	30	34
Valero Logistics Operations LP
6.050% due 03/15/2013	200	209
Viacom, Inc.
7.750% due 06/01/2005	100	110
5.625% due 08/15/2012	100	108
Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	35
Walt Disney Co.
5.125% due 12/15/2003	180	181
6.375% due 03/01/2012	100	111
Waste Management, Inc.
7.375% due 08/01/2010	150	176
7.650% due 03/15/2011	50	58
7.100% due 08/01/2026	10	11
Weyerhaeuser Co.
6.750% due 03/15/2012	150	167
XTO Energy, Inc.
6.250% due 04/15/2013	100	104

		12,264

Utilities 20.4%
AEP Texas Central Co.
5.500% due 02/15/2013	200	207
Alltel Corp.
7.875% due 07/01/2032	55	69
AT&T Broadband Corp.
8.375% due 03/15/2013	240	298
AT&T Corp.
7.800% due 11/15/2011	100	116
8.500% due 11/15/2031	200	238
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	300	357
British Telecom PLC
7.875% due 12/15/2005	30	34
8.375% due 12/15/2010	$200	$246
Calenergy, Inc.
7.630% due 10/15/2007	200	229
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	200	225
Cingular Wireless, Inc.
6.500% due 12/15/2011	50	57
Citizens Communications Co.
9.250% due 05/15/2011	90	115
Cleveland Electric Illuminating Co.
7.670% due 07/01/2004	100	104
Constellation Energy Group, Inc.
7.000% due 04/01/2012	200	228
Consumers Energy Co.
5.375% due 04/15/2013	100	100
Dayton Power & Light Co.
5.125% due 10/01/2013	100	101
Delphi Corp.
6.500% due 08/15/2013	300	311
Dominion Resources, Inc.
5.700% due 09/17/2012	50	53
5.000% due 03/15/2013	100	100
DPL, Inc.
6.875% due 09/01/2011	150	155
Duke Energy Corp.
6.250% due 01/15/2012	30	33
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	200	201
3.600% due 06/01/2008	50	49
France Telecom S.A.
9.250% due 03/01/2011	130	159
9.750% due 03/01/2031	100	134
GTE South, Inc.
6.125% due 06/15/2007	30	34
Indianapolis Power & Light
6.300% due 07/01/2013	150	154
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	50	54
Niagara Mohawk Power Co.
6.625% due 07/01/2005	50	54
7.750% due 05/15/2006	30	34
7.750% due 10/01/2008	30	35
Oncor Electric Delivery Co.
6.375% due 05/01/2012	80	90
Pepco Holdings, Inc.
6.450% due 08/15/2012	200	214
Phillips Petroleum Co.
8.750% due 05/25/2010	100	127
Pinnacle Partners
8.830% due 08/15/2004	60	63
PNPP Funding Corp.
8.510% due 11/30/2006	121	130
Progress Energy, Inc.
6.850% due 04/15/2012	150	167
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011	30	30
PSEG Power LLC
7.750% due 04/15/2011	110	130
6.950% due 06/01/2012	50	57
8.625% due 04/15/2031	50	63
South Point Energy Corp.
8.400% due 05/30/2012	20	19
Southern California Edison Co.
8.000% due 02/15/2007	100	112
Sprint Capital Corp.
6.000% due 01/15/2007	40	43
8.375% due 03/15/2012	200	236
6.875% due 11/15/2028	150	147
Verizon New England, Inc.
6.500% due 09/15/2011	200	226
Virginia Electric & Power Co.
5.375% due 02/01/2007	80	86
Vodafone Group PLC
3.950% due 01/30/2008	$30	$31
7.750% due 02/15/2010	30	36

		6,291

Total Corporate Bonds & Notes (Cost $26,734)		27,187

SOVEREIGN ISSUES 3.7%
Republic of Brazil
8.000% due 04/15/2014	154	141
Republic of Croatia
1.951% due 07/31/2010 (a)	48	48
Republic of Panama
9.625% due 02/08/2011	100	115
9.375% due 07/23/2012	100	114
Republic of Peru
9.125% due 02/21/2012	190	212
Republic of South Africa
9.125% due 05/19/2009	30	37
Russian Federation
5.000% due 03/31/2030	150	142
United Mexican States
8.375% due 01/14/2011	200	238
8.300% due 08/15/2031	80	91

Total Sovereign Issues (Cost $1,068)		1,138

	Shares
CONVERTIBLE PREFERRED STOCK 0.7%
General Motors Corp.
6.250% due 07/15/2033	8,000	216

Total Convertible Preferred Stock (Cost $200)		216

PREFERRED STOCK 0.6%
HSBC Capital Funding LP
4.610% due 06/27/2049 (a)	200,000	190

Total Preferred Stock (Cost $200)		190

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 5.8%
Commercial Paper 5.2%
Fannie Mae
1.050% due 12/17/2003	$500	499
Federal Home Loan Bank
1.095% due 03/10/2004	600	597
HBOS Treasury Services PLC
1.105% due 01/23/2004	500	498

		1,594

U.S. Treasury Bills 0.6%
1.000% due 12/04/2003-12/18/2003 (c)(d)	200	200

Total Short-Term Instruments (Cost $1,794)		1,794

Total Investments 98.8% (Cost $29,996)		$30,525
Written Options (e) (0.0%) (Premiums $11)		(13)
Other Assets and Liabilities (Net) 1.2%		376

Net Assets 100.0%		$30,888

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	111

Schedule of Investments (Cont.)

Investment Grade Corporate Bond Fund

September 30, 2003 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $200 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10-Year Note
(12/2003)—Long	2	$8
U.S. Treasury 30-Year Note
(12/2003)—Short	5	(32)

		$(24)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar December Futures
Strike @ 99.000 Exp. 12/15/2003	5	$2	$0
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000 Exp. 11/22/2003	6	4	12
Put—CBOT U.S. Treasury Note December Futures
Strike @ 108.000 Exp. 11/22/2003	6	5	1

		$11	$13

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized (Depreciation)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012	EC	200	$(20)

(g)	Principal amount denoted in indicated currency:

EC—Euro

112	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.9%
Banking & Finance 7.3%
Asian Development Bank
5.947% due 05/20/2009	$13,000	$14,747
Bankunited FSB
5.400% due 02/02/2004	2,000	2,029
Ford Motor Credit Co.
1.602% due 04/26/2004 (a)	6,000	5,987
1.718% due 07/19/2004 (a)	2,000	1,993
General Electric Capital Corp.
1.408% due 09/15/2004 (a)	400	400
1.265% due 03/15/2005 (a)	7,500	7,510
7.500% due 08/21/2035	200	246
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	6,000	6,005
Merrill Lynch & Co., Inc.
1.420% due 03/08/2004 (a)	600	601
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	3,000	3,016
5.250% due 07/15/2004	3,700	3,810
Postal Square LP
6.500% due 06/15/2022	1,772	1,989
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,067
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,457	9,730

		59,130

Industrials 0.6%
Continental Airlines, Inc.
6.320% due 11/01/2008	2,120	2,039
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	3,000	2,996

		5,035

Total Corporate Bonds & Notes (Cost $63,489)		64,165

MUNICIPAL BONDS & NOTES 4.2%
California 0.1%
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	523

Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,589

Florida 0.2%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,217

Illinois 1.9%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,141
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	3,910	3,928
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	10,000	9,307

		15,376

Indiana 0.1%
South Putnam School Building Corp. Revenue Bonds, (FSA insured), Series 2003
5.000% due 01/15/2022	700	725

Massachusetts 0.6%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	$5,000	$5,064

Michigan 0.1%
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033 (b)	400	404

New York 0.5%
Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	2,600	2,628
New York City Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,702

		4,330

Texas 0.4%
Irving Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,530
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,012

		3,542

Total Municipal Bonds & Notes (Cost $33,829)		33,770

U.S. GOVERNMENT AGENCIES 14.6%
Aid-Israel
5.500% due 09/18/2023	9,100	9,448
Fannie Mae
2.125% due 02/10/2006	7,000	7,046
5.000% due 01/20/2007	5,000	5,057
5.250% due 03/22/2007	12,849	13,103
5.740% due 01/21/2009	2,400	2,431
7.125% due 01/15/2030	580	715
Federal Farm Credit Banks Funding Corp.
2.125% due 08/15/2005	1,300	1,314
Federal Home Loan Bank
5.500% due 04/17/2006	12,000	13,063
3.750% due 04/15/2008	25,000	25,303
5.120% due 01/10/2013	6,500	6,639
Freddie Mac
4.000% due 02/13/2017	4,800	4,839
Overseas Private Investment Corp.
3.800% due 08/15/2007 (j)	9,130	9,161
Small Business Administration
5.240% due 08/01/2023	8,000	8,268
Tennessee Valley Authority
7.125% due 05/01/2030	10,000	12,490

Total U.S. Government Agencies (Cost $115,074)		118,877

U.S. TREASURY OBLIGATIONS 48.4%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008	3,415	3,833
3.000% due 07/15/2012	17,346	19,005
3.625% due 04/15/2028	3,866	4,659
3.875% due 04/15/2029	47,094	59,331
U.S. Treasury Bonds
6.000% due 02/15/2026 (b)	49,200	56,098
5.500% due 08/15/2028	31,700	33,966
5.250% due 11/15/2028	50,100	51,920
U.S. Treasury Note
3.625% due 05/15/2013 (b)	70,000	68,728
U.S. Treasury Strip
0.000% due 05/15/2017 (b)	$185,000	$95,671

Total U.S. Treasury Obligations (Cost $380,674)		393,211

MORTGAGE-BACKED SECURITIES 27.2%
Collateralized Mortgage Obligations 21.6%
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	4,986	5,098
Bear Stearns Adjustable Rate Mortgage Trust
6.141% due 01/25/2032 (a)	530	529
6.067% due 02/25/2032 (a)	503	505
5.373% due 02/25/2033 (a)	1,687	1,707
5.468% due 03/25/2033 (a)	2,114	2,157
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	311	301
California Federal Bank
5.045% due 08/25/2030 (a)	68	68
Chase Mortgage Finance Corp.
6.750% due 08/25/2028	43	43
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	37	37
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,631	1,641
Countrywide Home Loans Servicing LP
5.986% due 03/19/2032 (a)	212	217
Countrywide Home Loans, Inc.
5.345% due 09/19/2032 (a)	2,087	2,137
6.000% due 02/25/2033	4,488	4,571
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	79	79
6.000% due 01/25/2033	289	292
1.585% due 04/25/2033 (a)	4,118	4,142
Fannie Mae
6.250% due 12/25/2013	20	20
1.952% due 10/25/2017 (a)	892	899
6.950% due 07/25/2020	317	344
7.000% due 04/25/2022	1,084	1,117
7.000% due 06/25/2022	522	567
7.000% due 10/25/2022	2,020	2,189
7.800% due 10/25/2022	138	152
7.000% due 12/25/2022	659	713
6.900% due 05/25/2023	808	847
7.000% due 05/25/2023	1,648	1,819
7.000% due 06/25/2023	695	769
7.000% due 07/25/2023	69	77
6.000% due 08/25/2023	169	178
4.500% due 10/25/2023	319	276
6.500% due 11/25/2023	738	757
6.500% due 12/25/2023	132	137
6.500% due 01/25/2024	254	280
6.000% due 05/17/2027	2,500	2,694
7.000% due 05/18/2027	1,973	1,965
2.220% due 04/25/2032 (a)	991	1,005
6.750% due 06/25/2032	4,327	4,675
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	3,049	3,329
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	925	927
Freddie Mac
5.500% due 02/15/2016	1,988	2,029
7.000% due 07/15/2022	371	393
7.000% due 05/15/2023	333	361
7.000% due 08/15/2023	414	443
6.250% due 09/15/2023	5,000	5,364
7.000% due 09/15/2023	1,005	1,103
7.410% due 10/25/2023 (a)	347	378
6.000% due 11/15/2023	1,171	1,247
6.500% due 11/15/2023	1,177	1,214
6.500% due 11/25/2023	734	788
6.500% due 12/15/2023	1,276	1,379

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	113

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.000% due 01/15/2024	$124	$133
6.500% due 02/15/2024	238	259
6.500% due 03/15/2024	1,261	1,282
6.500% due 10/17/2024	1,200	1,313
6.000% due 11/15/2025	7,117	7,215
5.750% due 06/15/2029	1,485	1,507
1.680% due 06/15/2030 (a)	774	782
5.750% due 05/15/2031	915	923
6.500% due 06/15/2031	7,521	8,224
6.000% due 12/15/2031	2,221	2,242
6.000% due 08/15/2032	14,938	15,109
5.000% due 10/30/2033 (b)(j)	8,000	7,613
Government National Mortgage Association
7.000% due 03/16/2029	342	368
6.000% due 05/20/2029	5,055	5,405
5.000% due 08/20/2033	8,674	7,084
6.000% due 08/20/2033	2,013	2,019
GS Mortgage Securities Corp.
6.860% due 07/13/2030	9,000	9,089
Indymac MBS, Inc.
5.500% due 07/25/2033	9,438	9,676
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,831	1,857
PNC Mortgage Securities Corp.
7.500% due 01/25/2015	636	642
7.500% due 02/25/2027	120	120
1.560% due 12/25/2030 (a)	150	150
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	641	650
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	163	163
Resolution Trust Corp.
5.257% due 05/25/2029 (a)	276	276
Sequoia Mortgage Trust
1.680% due 05/20/2032 (a)	3,437	3,419
1.450% due 07/20/2033 (a)	4,878	4,850
Structured Asset Mortgage Investments, Inc.
7.121% due 02/25/2030 (a)	278	284
1.739% due 06/18/2033 (a)	4,018	4,023
Structured Asset Securities Corp.
6.250% due 01/25/2032	120	123
1.620% due 07/25/2032 (a)	5,000	5,015
1.852% due 07/25/2032 (a)	2,772	2,795
1.620% due 06/25/2033 (a)	4,036	4,038
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	926	912
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	1,489	1,494
Washington Mutual Mortgage Securities Corp.
1.585% due 01/25/2033 (a)	305	306

		175,319

Fannie Mae 0.7%
4.470% due 08/01/2026 (a)	52	53
4.509% due 11/01/2023 (a)	1,041	1,073
4.617% due 12/01/2027 (a)	535	553
4.632% due 02/01/2028 (a)	82	84
4.749% due 10/01/2024 (a)	570	581
5.086% due 10/01/2024 (a)	15	16
6.000% due 12/01/2021-03/01/2033 (c)	445	461
6.055% due 04/01/2028 (a)	983	1,018
6.500% due 07/01/2005 (a)	26	26
7.000% due 03/01/2004-05/01/2004 (a)(c)	375	379
7.342% due 01/01/2026 (a)	309	316
7.492% due 05/01/2025 (a)	249	258
7.500% due 02/01/2004-07/01/2032 (c)	328	339
9.000% due 08/01/2021-06/01/2027 (c)	835	931

		6,088

Federal Housing Administration 1.9%
1.000% due 10/01/2022	$435	$435
3.000% due 11/25/2019	2,040	2,072
4.918% due 11/01/2019	37	37
6.896% due 07/01/2020	2,202	2,192
7.400% due 12/18/2018	1,431	1,429
7.430% due 03/01/2022-06/01/2024 (c)	9,015	9,006

		15,171

Freddie Mac 0.4%
3.843% due 01/01/2028 (a)	783	810
3.889% due 12/01/2024 (a)	294	304
4.489% due 10/01/2026 (a)	134	138
4.830% due 06/01/2022 (a)	23	24
4.866% due 05/01/2022 (a)	27	28
6.560% due 09/01/2027 (a)	507	525
6.912% due 01/01/2028 (a)	165	170
7.000% due 09/01/2007	1	1
7.450% due 03/25/2022	206	209
7.468% due 02/01/2028 (a)	557	575
7.500% due 06/01/2004-10/01/2004 (c)	211	215
8.000% due 05/01/2004	85	87
9.000% due 07/01/2004	1	1

		3,087

Government National Mortgage Association 2.4%
3.500% due 10/23/2033 (a)	5,000	5,041
4.500% due 05/20/2030 (a)	4,465	4,518
5.375% due 02/20/2017-01/20/2028 (a)(c)	4,196	4,298
5.625% due 12/20/2017-11/20/2027 (a)(c)	1,520	1,582
5.750% due 09/20/2017-09/20/2026 (a)(c)	1,869	1,912
6.800% due 10/15/2030	1,966	2,242

		19,593

Stripped Mortgage-Backed Securities 0.2%
Fannie Mae (IO)
6.500% due 09/25/2021	7	0
14.600% due 09/25/2007	1	11
1197.968% due 08/25/2007	2	23
Fannie Mae (PO)
0.000% due 03/25/2009	1,794	1,726
Freddie Mac (IO)
6.500% due 11/15/2003	81	0
6.500% due 10/15/2007	73	1
6.500% due 11/15/2008	281	29
7.000% due 12/15/2023	383	25
19.100% due 02/15/2007	1	5

		1,820

Total Mortgage-Backed Securities (Cost $214,392)		221,078

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	3,339	3,341
Bayview Financial Acquisition Trust
1.550% due 08/28/2034 (a)	2,255	2,261
Bear Stearns Asset-Backed Securities, Inc.
1.682% due 10/25/2032 (a)	1,804	1,807
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	1,154	1,154
1.230% due 09/25/2033 (a)	6,367	6,365
CS First Boston Mortgage Securities Corp.
1.600% due 12/15/2030 (a)	323	323
1.760% due 08/25/2032 (a)	4,297	4,307
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	7,291	7,203
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	120	121
Home Equity Mortgage Trust
1.720% due 09/25/2033 (a)	$848	$848
Household Automotive Trust
2.750% due 05/17/2005	1,944	1,950
Household Home Equity Loan Trust
7.210% due 10/20/2030	1,724	1,800
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	3,826	3,832
IMC Home Equity Loan Trust
1.532% due 03/25/2027 (a)	88	88
Los Angeles Arena Funding LLC
7.656% due 12/15/2021	97	103
Merrill Lynch & Co., Inc.
1.480% due 06/25/2033 (a)	1,970	1,971
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)	1,726	1,730
NPF XII, Inc.
2.233% due 10/01/2003 (a)(d)(j)	3,000	510
Residential Asset Securities Corp.
1.370% due 04/25/2032 (a)	6,183	6,188
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	2,249	2,251
SMS Student Loan Trust
1.779% due 10/27/2025 (a)	1,293	1,295
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	2,444	2,451
WFS Financial Owner Trust
2.820% due 05/20/2005	1,847	1,853

Total Asset-Backed Securities (Cost $56,272)		53,752

SUPRANATIONAL 4.4%
International Bank for Reconstruction & Development
7.625% due 01/19/2023	27,296	35,478

Total Supranational (Cost $34,604)		35,478

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 98.500 Exp 12/15/2003	1,250	15
Strike @ 98.000 Exp. 12/15/2003	786	5
U.S. Treasury Note December Futures (CBOT)
Strike @ 99.000 Exp. 11/22/2003	100	2
Strike @ 92.000 Exp. 11/22/2003	2,500	39

Total Purchased Put Options (Cost $102)		61

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.5%
Certificates of Deposit 2.5%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$20,000	20,000

Commercial Paper 2.1%
Fannie Mae
1.050% due 10/01/2003	6,300	6,300
1.080% due 02/18/2004	2,235	2,225
1.080% due 02/23/2004	2,800	2,788
1.080% due 02/24/2004	5,700	5,675

		16,988

Repurchase Agreement 2.3%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $19,492. Repurchase proceeds are $19,109.)	19,109	19,109

114	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills 3.6%
1.010% due 12/04/2003-12/18/2003 (c)(f)(g)	$29,290	$29,225

Total Short-Term Instruments (Cost $85,332)		85,322

Total Investments 123.8% (Cost $983,768)		$1,005,714
Written Options (h) (0.5%) (Premiums $4,438)		(4,331)
Other Assets and Liabilities (Net) (23.3%)		(189,456)

Net Assets 100.0%		$811,927

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $197,042 and $200,334, respectively, as of September 30, 2003.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Security is in default.

(e)	Principal amount of security is adjusted for inflation.

(f)	Securities with an aggregate market value of $18,907 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2005)—Long	286	$340
Eurodollar June Futures
(06/2005)—Long	286	300
Eurodollar September Futures
(09/2005)—Long	286	746
Eurodollar December Futures
(12/2004)—Long	286	368
U.S. Treasury 5-Year Note
(12/2003)—Short	1,504	(3,249)
U.S. Treasury 10-Year Note
(12/2003)—Long	2,308	13,200
U.S. Treasury 30-Year Note
(12/2003)—Long	1,288	7,173

		$18,878

(g)	Security, or a portion thereof, has been pledged as collateral for swaption contracts. The aggregate market value for all securities pledged as collateral was $5,741 as of September 30, 2003.

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	876	$373	$1,643
Put - CBOT U.S. Treasury Note December Futures
Strike @ 106.000
Exp. 11/22/2003	268	275	25
Put - CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	208	230	16
Put - CBOT U.S. Treasury Note December Futures
Strike @ 104.000
Exp. 11/22/2003	876	572	55

		$1,450	$1,739

Type	Notional Amount	Premium	Value

Put - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.250%*
Exp. 03/03/2004	$50,500	$1,321	$1,276
Put - OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%*
Exp. 03/03/2004	12,600	416	318
Put - OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.250%*
Exp. 07/19/2004	20,000	633	499
Put - OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.250%*
Exp. 07/19/2004	20,000	618	499

		$2,988	$2,592

*	The Fund will pay a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.625	05/15/2013	$151,400	$148,650	$144,356

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,284, which is 2.13% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	115

Schedule of Investments

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.1%
Banking & Finance 2.8%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,836
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,038
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	3,000	3,010
CIT Group, Inc.
2.610% due 01/31/2005 (a)	48,850	49,652
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,634	1,640
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,501
7.100% due 03/15/2007	6,700	7,519
Ford Motor Credit Co.
1.718% due 07/19/2004 (a)	800	797
6.875% due 02/01/2006	10,000	10,644
7.375% due 10/28/2009	100	107
7.875% due 06/15/2010	1,860	2,019
7.375% due 02/01/2011	580	611
7.250% due 10/25/2011	250	261
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,028
General Motors Acceptance Corp.
5.750% due 11/10/2003	5,000	5,022
2.088% due 01/20/2004 (a)	41,720	41,755
1.877% due 03/22/2004 (a)	5,000	5,008
1.360% due 04/05/2004 (a)	21,700	21,676
1.914% due 05/04/2004 (a)	3,700	3,704
1.836% due 05/10/2004 (a)	600	600
1.830% due 05/17/2004 (a)	1,300	1,301
7.625% due 06/15/2004	1,000	1,039
6.850% due 06/17/2004	1,000	1,034
1.460% due 07/21/2004 (a)	600	598
1.510% due 07/30/2004 (a)	400	399
4.500% due 07/15/2006	18,700	19,110
6.125% due 02/01/2007	4,000	4,238
6.125% due 08/28/2007	1,500	1,587
7.430% due 12/01/2021	373	373
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	22,082
Household Finance Corp.
7.125% due 09/01/2005	50	55
IMEXA Export Trust
10.625% due 12/31/2005	1,784	1,338
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	106
Korea Development Bank
6.625% due 11/21/2003	20,300	20,437
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,036
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	17,920
Middletown Trust
11.750% due 07/15/2010	748	765
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	1,000	1,005
Pemex Finance Ltd.
6.125% due 11/15/2003	1,267	1,273
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	54,400	54,979
Phoenix Quake Wind Ltd.
3.466% due 07/03/2008 (a)	12,900	12,900
4.516% due 07/03/2008 (a)	3,000	2,988
Shopping Center Associates
6.750% due 01/15/2004	11,725	11,898
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,054
State Street Capital Trust II
1.630% due 02/15/2008 (a)	12,000	12,011
Trinom Ltd.
5.060% due 12/18/2004 (a)	$5,700	$5,735

		398,689

Industrials 1.7%
Altria Group, Inc.
7.500% due 04/01/2004	1,430	1,462
7.650% due 07/01/2008	7,500	8,200
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,043
Coastal Corp.
6.500% due 05/15/2006	10,000	8,850
DaimlerChrysler North America Holding Corp.
1.450% due 08/16/2004 (a)	1,000	999
Eastman Chemical Co.
6.375% due 01/15/2004	250	253
Enron Corp.
6.500% due 08/01/2002 (b)(k)	13,700	1,170
6.750% due 09/01/2004 (b)	1,545	317
7.625% due 09/10/2004 (b)	2,400	492
8.375% due 05/23/2005 (b)	7,355	1,508
8.000% due 08/15/2005 (b)	8,300	3,154
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	4,576
HCA, Inc.
6.910% due 06/15/2005 (a)	2,125	2,245
8.850% due 01/01/2007	1,200	1,359
International Game Technology
7.875% due 05/15/2004	500	518
ITT Corp.
6.750% due 11/15/2005	2,000	2,118
Lenfest Communications, Inc.
8.375% due 11/01/2005	7,900	8,828
MGM Mirage, Inc.
8.500% due 09/15/2010	55	62
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,600
9.375% due 12/02/2008	5,500	6,600
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.950% due 06/01/2006	25,000	26,355
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,970
Qwest Corp.
5.650% due 11/01/2004	9,250	9,343
6.125% due 11/15/2005	2,330	2,365
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	992
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,920
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,112
SR Wind Ltd.
6.386% due 05/18/2005 (a)	6,000	6,029
6.886% due 05/18/2005 (a)	3,000	3,042
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,116
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,048
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,300
6.375% due 06/15/2005	6,500	6,793
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,842
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,396
7.000% due 10/01/2004	6,524	6,837
6.875% due 05/15/2009	1,000	1,135
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	3,075
6.250% due 02/01/2006	110	110
7.625% due 07/15/2019	200	187

		240,322

Utilities 2.6%
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	$1,000	$1,073
7.500% due 05/01/2007	12,000	13,670
British Telecom PLC
2.435% due 12/15/2003 (a)	8,900	8,919
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,056
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,069
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	35,168
France Telecom S.A.
8.450% due 03/01/2006 (a)	62,000	70,194
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	503
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	2,004
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	46,700	47,284
Progress Energy, Inc.
6.050% due 04/15/2007	11,200	12,195
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,235
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,541
Sprint Capital Corp.
5.700% due 11/15/2003	4,000	4,013
7.900% due 03/15/2005	16,700	18,045
6.000% due 01/15/2007	21,000	22,619
6.125% due 11/15/2008	88,441	95,602
6.875% due 11/15/2028	30	29
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,035
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,093

		382,245

Total Corporate Bonds & Notes (Cost $1,019,720)		1,021,256

MUNICIPAL BONDS & NOTES 0.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	29,600	29,707

Connecticut 0.0%
State of Connecticut General Obligation Bonds, Series 1994
5.500% due 03/15/2009	3,215	3,329

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	6,999

Total Municipal Bonds & Notes (Cost $40,049)		40,035

U.S. GOVERNMENT AGENCIES 0.0%
Small Business Administration
2.750% due 02/25/2014 (a)	366	371

Total U.S. Government Agencies (Cost $365)		371

U.S. TREASURY OBLIGATIONS 4.3%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	3,830	4,215
3.625% due 01/15/2008	104,357	117,124
3.875% due 01/15/2009	404,901	462,663
4.250% due 01/15/2010	10,384	12,191

116	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

3.500% due 01/15/2011	$20,709	$23,440

Total U.S. Treasury Obligations (Cost $607,528)		619,633

MORTGAGE-BACKED SECURITIES 48.2%
Collateralized Mortgage Obligations 9.6%
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	14,250	14,571
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	615	624
6.141% due 01/25/2032 (a)	2,693	2,689
6.003% due 02/25/2032 (a)	1,145	1,143
6.074% due 02/25/2032 (a)	2,396	2,403
5.359% due 10/25/2032 (a)	4,528	4,669
6.037% due 10/25/2032 (a)	374	379
5.377% due 01/25/2033 (a)	31,009	31,383
5.668% due 01/25/2033 (a)	8,500	8,548
5.215% due 03/25/2033 (a)	50,582	52,163
5.467% due 03/25/2033 (a)	66,346	68,129
Cendant Mortgage Corp.
6.750% due 04/25/2031	82	82
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	15	15
Citicorp Mortgage Securities, Inc.
5.332% due 12/01/2019 (a)	75	75
6.750% due 05/25/2028	2,080	2,093
5.750% due 02/25/2033	17,101	17,570
Commercial Trust
6.670% due 12/15/2003 (a)(k)	1,746	1,546
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	103,448	108,187
Countrywide Home Loans, Inc.
4.893% due 09/19/2032 (a)	9,356	9,455
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,188	4,546
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	7,992	8,034
7.500% due 03/25/2031	3,167	3,227
1.117% due 03/25/2032 (a)	26,244	25,553
2.003% due 03/25/2032 (a)	46,645	46,335
6.181% due 06/25/2032 (a)	12,962	13,367
5.763% due 10/25/2032 (a)	16,064	16,345
6.000% due 01/25/2033	530	534
2.360% due 08/25/2033 (a)	1,564	1,540
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	294	323
4.890% due 05/25/2024 (a)	291	291
1.610% due 06/25/2026 (a)	2,380	2,387
Drexel Burnham Lambert CMO Trust
1.937% due 05/01/2016 (a)	10	10
Fannie Mae
9.250% due 10/25/2018	22	25
9.500% due 03/25/2020	1,892	2,147
9.500% due 05/25/2020	345	392
9.000% due 03/25/2021	1,146	1,296
9.000% due 04/25/2021	37	42
8.000% due 12/25/2021	774	803
1.725% due 04/25/2022 (a)	63	64
6.000% due 02/25/2029	5,087	5,145
6.000% due 04/25/2030	15,947	16,367
6.500% due 06/01/2031	11,503	12,228
1.520% due 06/25/2032 (a)	804	807
6.500% due 01/01/2033	18,585	19,764
6.000% due 04/01/2033	335	346
5.000% due 04/25/2033	156,348	160,043
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	786	786
Freddie Mac
8.000% due 07/01/2006	10	11
8.500% due 01/01/2007	$24	$26
9.500% due 07/01/2010	28	30
6.500% due 08/15/2011	3,369	3,501
8.000% due 01/01/2012	58	62
5.000% due 04/15/2016	47,795	49,867
10.000% due 07/15/2019	82	82
10.000% due 05/15/2020	61	61
9.000% due 12/15/2020	759	759
9.500% due 01/15/2021	312	312
8.000% due 04/15/2021	303	303
9.000% due 05/15/2021	42	43
9.500% due 09/01/2021	7	8
8.000% due 04/01/2022	104	113
8.000% due 11/01/2022	71	77
8.500% due 08/01/2024	34	37
8.500% due 11/01/2024	269	292
6.000% due 11/15/2027	15,179	15,279
6.250% due 04/15/2028	1,237	1,267
5.625% due 07/15/2028	2,889	2,922
6.000% due 01/15/2029	80,822	83,055
5.750% due 06/15/2029	4,858	4,930
6.000% due 10/15/2029	2,627	2,639
7.500% due 07/15/2030	4,158	4,413
1.570% due 11/15/2030 (a)	108	109
6.500% due 04/15/2031	3,490	3,666
6.500% due 07/15/2031	11,446	12,521
6.500% due 06/15/2032	7,591	8,245
4.076% due 08/15/2032 (a)	2,473	2,575
6.500% due 07/25/2043 (k)	127,200	135,389
Glendale Federal Savings & Loan
11.000% due 03/01/2010 (k)	9	9
Golden Mortgage Loan Asset-Backed REMIC
7.875% due 02/25/2031 (a)	1,741	1,825
Government National Mortgage Association
1.660% due 12/16/2025 (a)	770	776
GSR Mortgage Loan Trust
6.000% due 03/25/2032	25,952	26,611
6.000% due 07/25/2032	4,423	4,434
Home Savings of America
4.014% due 05/25/2027 (a)	423	421
Imperial Savings Association
8.847% due 07/25/2017 (a)	8	8
8.414% due 02/25/2018	166	166
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (k)	44	47
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	3	3
MASTR Asset Securitization Trust
5.500% due 09/25/2033	63,794	64,731
Mellon Residential Funding Corp.
3.977% due 07/25/2029 (a)	5,249	5,279
Morgan Stanley Capital I
7.430% due 11/15/2028	5	5
Morgan Stanley Dean Witter Capital I, Inc.
7.460% due 02/15/2020	2,537	2,537
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	7,721	8,118
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,277	1,278
6.297% due 11/10/2030	1,892	1,905
Norwest Asset Securities Corp.
6.500% due 01/25/2029	1,414	1,414
PNC Mortgage Securities Corp.
7.340% due 05/25/2040 (a)	9	9
Prudential Home Mortgage Securities
7.500% due 09/25/2007	219	226
7.000% due 01/25/2008	4,256	4,252
6.750% due 11/25/2008	2,445	2,443
Prudential-Bache Trust
8.400% due 03/20/2021	1,185	1,220
Resecuritization Mortgage Trust
1.350% due 04/26/2021 (a)	992	988
6.500% due 04/19/2029	$8,668	$8,745
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	39	40
1.350% due 06/25/2031	47	47
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	244	243
7.000% due 10/25/2027 (a)	667	667
6.250% due 11/25/2028	2,401	2,400
5.656% due 09/25/2032 (a)	7,447	7,560
Resolution Trust Corp.
6.558% due 05/25/2029 (a)	965	964
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
6.103% due 03/25/2024 (a)	277	276
6.113% due 10/25/2024 (a)	39	39
8.000% due 09/25/2030	172	180
Sears Mortgage Securities
12.000% due 02/25/2014	26	26
Sequoia Mortgage Trust
1.410% due 08/20/2032 (a)	30,456	30,628
SLH Mortgage Trust
9.600% due 03/25/2021	184	184
Structured Asset Mortgage Investments, Inc.
6.872% due 06/25/2028 (a)	210	215
6.503% due 06/25/2029 (a)	5,106	5,135
9.342% due 06/25/2029 (a)	2,901	3,080
1.440% due 09/19/2032 (a)	58,406	58,184
Structured Asset Securities Corp.
6.750% due 07/25/2029	2,768	2,773
1.560% due 05/25/2031 (a)	296	296
1.670% due 05/25/2031 (a)	1,922	1,927
6.250% due 01/25/2032	5,504	5,662
6.150% due 07/25/2032 (a)	5,330	5,426
1.400% due 01/25/2033 (a)	9,529	9,512
Torrens Trust
1.370% due 07/15/2031 (a)	3,173	3,178
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	2,709	2,715
Vendee Mortgage Trust
6.500% due 05/15/2029	37,208	40,354
Washington Mutual Mortgage Securities Corp.
6.209% due 07/25/2032 (a)	9,625	9,791
5.140% due 02/25/2033 (a)	16,445	16,990
5.462% due 02/25/2033 (a)	4,565	4,690
3.363% due 02/27/2034 (a)	35,581	36,020
Wells Fargo Mortgage-Backed Securities Trust
6.029% due 01/25/2032 (a)	423	423
5.093% due 09/25/2032 (a)	3,835	3,873

		1,392,245

Fannie Mae 28.5%
2.849% due 10/01/2030- 11/01/2039 (a)(c)	6,025	6,117
3.196% due 01/01/2021 (a)	112	114
3.370% due 06/01/2017 (a)	43	43
3.380% due 08/01/2017- 07/01/2018 (a)(c)	46	47
3.611% due 11/01/2017 (a)	166	168
3.726% due 07/01/2017 (a)	161	165
3.748% due 11/01/2017 (a)	93	94
3.878% due 11/01/2018 (a)	17	17
4.000% due 07/01/2017 (a)	130	132
4.114% due 04/01/2024 (a)	643	667
4.160% due 10/01/2024 (a)	787	799
4.262% due 01/01/2024 (a)	32	32
4.346% due 07/25/2017 (a)	1,239	1,315
4.356% due 02/01/2028 (a)	1,102	1,132
4.481% due 01/01/2024 (a)	444	454
4.500% due 10/20/2018	20,000	20,169
4.649% due 12/01/2017 (a)	60	60
4.676% due 04/01/2018 (a)	3,414	3,514
4.886% due 07/01/2023 (a)	106	106

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	117

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

5.000% due 12/01/2013-10/20/2018 (c)	$1,546,714	$1,586,096
5.003% due 12/01/2023 (a)	113	114
5.500% due 10/01/2008-12/01/2018 (c)	765,837	793,199
6.000% due 04/01/2011-10/15/2033 (c)	1,547,935	1,605,240
6.285% due 08/01/2029 (a)	4,339	4,491
6.500% due 09/01/2005-02/01/2033 (c)	30,037	31,317
7.000% due 12/01/2006-07/01/2012 (c)	44,894	47,657
8.000% due 02/01/2027-11/01/2031 (c)	21,940	23,704
8.500% due 03/01/2008-04/01/2025 (c)	793	863
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024-11/01/2025 (c)	1,071	1,193
10.000% due 02/01/2004-01/01/2025 (c)	262	290
10.500% due 06/01/2005-12/01/2024 (c)	33	35
11.000% due 11/01/2020	16	18
11.250% due 10/01/2015	14	16
11.500% due 12/01/2008-02/01/2020 (c)	20	23
11.750% due 02/01/2016	31	36
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	7	9
15.500% due 10/01/2012-12/01/2012 (c)	2	2
15.750% due 12/01/2011	12	14
16.000% due 09/01/2012-12/01/2012 (c)	6	6

		4,129,478

Federal Housing Administration 0.2%
6.950% due 04/01/2014	1,770	1,777
7.421% due 11/01/2019	163	163
7.430% due 10/01/2019-11/01/2025 (c)	23,929	23,902

		25,842

Freddie Mac 9.1%
2.875% due 03/01/2017 (a)	102	103
3.625% due 01/01/2017 (a)	16	16
4.283% due 06/01/2024 (a)	230	238
4.334% due 11/01/2022 (a)	745	768
4.365% due 11/01/2023 (a)	167	172
4.385% due 10/01/2023 (a)	432	447
4.396% due 03/01/2024 (a)	29	30
4.461% due 01/01/2024 (a)	618	640
4.513% due 07/01/2018 (a)	124	129
4.547% due 09/01/2023 (a)	78	81
4.563% due 12/01/2022 (a)	230	238
4.621% due 01/01/2024 (a)	310	321
5.000% due 10/20/2018	52,000	53,251
5.628% due 02/01/2020 (a)	1,028	1,065
6.000% due 09/01/2006-10/15/2033 (c)	1,208,945	1,250,133
6.922% due 10/01/2027 (a)	240	249
7.500% due 09/01/2006	12	13
8.000% due 03/01/2007-12/01/2024 (c)	936	1,016
8.250% due 10/01/2007-01/01/2009 (c)	29	31
8.500% due 07/01/2005-11/01/2025 (c)	2,929	3,187
9.000% due 07/01/2004-08/01/2022 (c)	921	1,028
9.500% due 12/01/2004-02/01/2025 (c)	91	101
9.750% due 11/01/2008	$201	$219
10.000% due 03/01/2016-10/01/2019 (c)	35	40
10.500% due 10/01/2010-02/01/2016 (c)	10	10
10.750% due 09/01/2009-08/01/2011 (c)	120	134
11.500% due 10/01/2015-01/01/2016 (c)	18	20
11.750% due 11/01/2010-08/01/2015 (c)	3	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011-12/01/2011 (c)	2	3

		1,313,697

Government National Mortgage Association 0.8%
4.000% due 01/20/2032-02/20/2032 (a)(c)	38,289	38,762
4.375% due 03/20/2017-06/20/2027 (a)(c)	20,654	21,134
4.500% due 05/20/2030 (a)	111	112
5.000% due 07/20/2030 (a)	125	127
5.375% due 04/20/2016-05/20/2027 (a)(c)	7,606	7,797
5.625% due 10/20/2023-12/20/2027 (a)(c)	13,144	13,676
5.750% due 08/20/2022-07/20/2027 (a)(c)	16,752	17,128
6.500% due 10/15/2023-10/15/2032 (c)	691	727
7.000% due 03/15/2011-10/15/2011 (c)	54	57
7.500% due 03/15/2022-11/15/2026 (c)	1,346	1,453
8.000% due 11/15/2006-12/15/2024 (c)	8,783	9,605
8.500% due 12/15/2021	12	13
9.000% due 06/20/2016-12/15/2030 (c)	2,809	3,053
9.500% due 10/15/2016-06/15/2025 (c)	38	42
9.750% due 08/15/2017-10/15/2017 (c)	119	134
10.000% due 10/15/2013-11/15/2025 (c)	23	25
10.500% due 11/15/2019-02/15/2021 (c)	7	7
11.000% due 09/15/2010	2	3
11.500% due 08/15/2018	16	18
11.750% due 08/15/2013-08/15/2015 (c)	34	40
12.000% due 06/20/2015	3	4
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (c)	18	21
16.000% due 12/15/2011-02/15/2012 (c)	18	22

		113,966

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	3,829	58
6.500% due 03/25/2009	919	97
6.500% due 03/25/2023	721	22
256.000% due 11/01/2008	6	22
Freddie Mac (IO)
4.000% due 01/15/2024	10,921	1,043
6.500% due 04/15/2022	257	3
7.000% due 05/15/2023	55	1
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	$23,800	$1,081

		2,327

Total Mortgage-Backed Securities (Cost $6,922,018)		6,977,555

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	7,957	7,962
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	5,396	5,423
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,062
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	19	19
1.410% due 07/15/2030 (a)	26	26
1.430% due 05/25/2032 (a)	5,130	5,139
1.380% due 08/25/2032 (a)	15,883	15,865
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)	2,047	2,047
1.410% due 07/25/2032 (a)	34,446	34,404
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	89	89
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)	62,819	62,969
Capital Asset Research Funding LP
6.400% due 12/15/2004	26	26
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	30,232	30,239
Community Program Loan Trust
4.500% due 10/01/2018	11,193	11,362
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	5,029	5,029
Credit-Based Asset Servicing& Securitization LLC
1.430% due 06/25/2032 (a)	4,720	4,718
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	65	65
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	2,800	1,120
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	96	96
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	34,827	34,797
Green Tree Financial Corp.
7.400% due 06/15/2027	6,355	6,678
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	8,143	8,156
IMC Home Equity Loan Trust
1.325% due 10/20/2027 (a)	946	947
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	7,566	7,559
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	40	40
Morgan Stanley Dean Witter Capital I, Inc.
1.440% due 07/25/2032 (a)	8,765	8,762
Ocwen Mortgage Loan Asset-Backed Certificates
1.430% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.400% due 09/25/2030 (a)	5	5
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	8,903	8,918
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	13,512	13,636
Whole Auto Loan Trust
1.880% due 06/15/2005	3,832	3,841
WMC Mortgage Loan
1.450% due 05/15/2030 (a)	1,653	1,654

Total Asset-Backed Securities (Cost $287,056)		286,944

118	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	$57,936	$56,632
2.187% due 04/15/2009 (a)	1,976	1,777
11.000% due 01/11/2012	3,000	3,090
8.000% due 04/15/2014	7,696	7,071
Republic of Panama
8.250% due 04/22/2008	5,500	6,105

Total Sovereign Issues (Cost $70,287)		74,675

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

	Shares
PREFERRED STOCK 0.0%
Home Ownership Funding
8.125% due 12/31/2049	3,000	1,609
Rhone-Poulenc S.A.
13.331% due 12/31/2049	13,000	330

Total Preferred Stock (Cost $3,213)		1,939

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 45.4%
Certificates of Deposit 2.1%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$300,000	300,000

Commercial Paper 42.5%
Anz, Inc.
1.060% due 10/02/2003	86,700	86,698
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,100	3,096
Danske Corp.
1.070% due 12/05/2003	400	399
E.I. du Pont de Nemours & Co.
1.010% due 10/14/2003	39,422	39,408
Fannie Mae
1.010% due 10/01/2003	355,600	355,600
1.050% due 10/01/2003	181,700	181,700
1.010% due 10/08/2003	80,800	80,784
1.140% due 10/15/2003	200,000	199,911
1.025% due 10/22/2003	2,400	2,399
1.030% due 10/22/2003	219,100	218,968
1.060% due 10/22/2003	208	208
1.045% due 10/29/2003	43,900	43,864
1.010% due 11/05/2003	100,700	100,603
1.070% due 11/12/2003	5,859	5,852
1.010% due 11/13/2003	37,200	37,155
1.010% due 11/18/2003	160,300	160,089
1.020% due 11/19/2003	176,700	176,455
1.055% due 11/19/2003	3,900	3,894
1.060% due 11/19/2003	207,764	207,464
1.075% due 11/26/2003	700	699
1.080% due 12/03/2003	200,000	199,622
1.045% due 12/10/2003	163,795	163,449
1.050% due 12/10/2003	234,588	234,093
1.055% due 12/10/2003	94,000	93,802
1.110% due 12/11/2003	300,000	299,358
1.060% due 12/15/2003	30,000	29,932
1.010% due 12/17/2003	$2,300	$2,295
1.050% due 12/17/2003	120,000	119,722
1.080% due 02/23/2004	100,000	99,557
1.137% due 03/03/2004	269,532	268,263
1.085% due 03/10/2004	148,300	147,569
1.090% due 03/10/2004	9,250	9,204
1.085% due 03/24/2004	200,000	198,926
Federal Home Loan Bank
1.001% due 10/01/2003	196,800	196,800
1.010% due 10/08/2003	40,700	40,692
1.010% due 10/10/2003	60,000	59,985
1.010% due 10/15/2003	160,000	159,938
1.014% due 10/22/2003	200,000	199,882
1.020% due 10/22/2003	1,100	1,099
1.029% due 10/24/2003	146,900	146,803
1.154% due 11/05/2003	200,000	199,776
1.040% due 11/07/2003	44,225	44,178
1.095% due 03/10/2004	88,000	87,566
1.074% due 03/24/2004	100,000	99,463
Freddie Mac
1.135% due 10/30/2003	300,000	299,726
General Electric Capital Corp.
1.030% due 10/20/2003	19,800	19,789
1.020% due 12/16/2003	82,400	82,211
1.020% due 12/17/2003	122,400	122,116
HBOS Treasury Services PLC
1.030% due 10/14/2003	6,811	6,808
1.030% due 10/21/2003	3,100	3,098
1.060% due 11/10/2003	1,600	1,598
1.080% due 11/20/2003	9,791	9,776
1.070% due 12/02/2003	31,000	30,942
1.070% due 12/09/2003	100,000	99,793
1.070% due 12/12/2003	73,100	72,941
1.070% due 12/15/2003	96,500	96,282
Shell Finance (UK) PLC
1.020% due 10/07/2003	24,700	24,696
1.060% due 12/11/2003	693	692
Shell Finance BV
1.020% due 10/01/2003	40,200	40,200
1.020% due 10/02/2003	36,650	36,649
UBS Finance, Inc.
1.020% due 10/07/2003	122,300	122,279
1.025% due 10/09/2003	14,700	14,697
Westpac Capital Corp.
1.020% due 11/10/2003	41,000	40,954
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,900	5,899
1.080% due 12/05/2003	6,000	5,988
1.090% due 12/19/2003	600	599

		6,144,953

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003
(Dated 09/30/2003. Collateralized by Freddie Mac 3.875 due 02/15/2005 valued at $76,504. Repurchase proceeds are $75,002.)	75,000	75,000

U.S. Treasury Bills 0.3%
1.010% due 12/04/2003-12/18/2003 (c)(d)(e)	50,765	50,652

Total Short-Term Instruments (Cost $6,570,741)		6,570,605

		Value (000s)
Total Investments 107.8% (Cost $15,520,977)		$15,593,013
Written Options (g) (0.0%) (Premiums $5,984)		(716)
Other Assets and Liabilities (Net) (7.8%)		$(1,129,102)

Net Assets 100.0%		$14,463,195

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $48,181 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar June Futures
(06/2004)—Long	4,280	$3,088
Eurodollar September Futures
(09/2004)—Long	623	1,121
Eurodollar December Futures
(12/2004)—Long	4,912	3,862
Eurodollar March Futures
(03/2005)—Long	4,448	3,320
Eurodollar September Futures
(09/2005)—Long	4,033	2,545
United Kingdom 90-Day LIBOR Futures
(12/2003)—Long	312	(360)
United Kingdom 90-Day LIBOR Futures
(03/2004)—Long	438	23
United Kingdom 90-Day LIBOR Futures
(06/2004)—Long	491	101
United Kingdom 90-Day LIBOR Futures
(09/2004)—Long	275	(293)
United Kingdom 90-Day LIBOR Futures
(12/2004)—Long	290	(297)
U.S. Treasury 2-Year Note
(12/2003)—Long	1,503	2,571
U.S. Treasury 5-Year Note
(12/2003)—Long	604	1,106

		$16,788

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $998 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	$2,997	$31

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	119

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/17/2003	$129,300	$1,319	$632
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	53

		$2,987	$685

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP 14,300	$(152)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	50,000	(483)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005	75,000	(749)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2032	95,800	(1,050)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC 148,500	741
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005	$5,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	16,400	45
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	50,000	193
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	$30,000	$124
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	4,500	22
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	7,150	26

		$(1,286)

(i)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	BP	7,674	10/2003	$0	$(590)	$(590)
Buy	EC	1,587,643	10/2003	0	(4)	(4)

				$0	$(594)	$(594)

(j)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

(k)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,161, which is 0.96% of net assets.

120	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Low Duration Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.4%
Banking & Finance 4.5%
Associates Corp. of North America
5.750% due 11/01/2003	$400	$401
CIT Group, Inc.
5.625% due 05/17/2004	6,300	6,464
Countrywide Home Loans, Inc.
6.850% due 06/15/2004	1,000	1,038
General Motors Acceptance Corp.
4.500% due 07/15/2006	700	715
8.950% due 07/02/2009	4,297	4,709
Household Finance Corp.
1.555% due 12/19/2003 (a)	10,000	10,011
NationsBank Corp.
6.500% due 03/15/2006	250	275

		23,613

Industrials 0.9%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,920
Wal-Mart Stores, Inc.
6.550% due 08/10/2004	100	105

		5,025

Total Corporate Bonds & Notes (Cost $28,266)		28,638

U.S. TREASURY OBLIGATIONS 7.0%
Treasury Inflation Protected Securities (c)
3.875% due 01/15/2009	11,213	12,813
4.250% due 01/15/2010	16,942	19,891
3.500% due 01/15/2011	1,479	1,674
3.375% due 01/15/2012	621	699
3.000% due 07/15/2012	1,636	1,793

Total U.S. Treasury Obligations (Cost $35,471)		36,870

MORTGAGE-BACKED SECURITIES 56.9%
Collateralized Mortgage Obligations 10.4%
Bear Stearns Adjustable Rate Mortgage Trust
5.969% due 02/25/2032 (a)	65	65
6.061% due 02/25/2032 (a)	141	141
5.334% due 10/25/2032 (a)	231	238
5.377% due 02/25/2033 (a)	1,743	1,764
5.667% due 02/25/2033 (a)	447	450
5.461% due 03/25/2033 (a)	3,176	3,262
Countrywide Alternative Loan Trust
4.750% due 01/25/2033	5,151	5,172
6.500% due 06/25/2033	4,300	4,497
Countrywide Home Loans, Inc.
5.230% due 03/19/2032 (a)	1,354	1,386
Criimi Mae Financial Corp.
7.000% due 01/01/2033	5,403	5,865
CS First Boston Mortgage Securities Corp.
1.750% due 03/25/2032 (a)	2,810	2,791
6.181% due 06/25/2032 (a)	541	558
5.751% due 10/25/2032 (a)	962	979
1.660% due 08/25/2033 (a)	3,209	3,162
DLJ Mortgage Acceptance Corp.
4.891% due 05/25/2024 (a)	147	147
Fannie Mae
9.250% due 10/25/2018	22	25
8.000% due 11/25/2023	930	1,014
1.570% due 09/25/2030 (a)	1,071	1,084
6.500% due 01/01/2033	951	1,011
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	74	74
Freddie Mac
12.100% due 01/31/2009	282	292
12.900% due 05/01/2014	56	59
5.625% due 07/15/2028	722	731
6.500% due 07/25/2043 (h)	5,700	6,067
Government National Mortgage Association
7.750% due 01/17/2030	$340	$366
1.620% due 09/20/2030 (a)	431	434
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	397	398
7.030% due 06/20/2031	119	131
Residential Funding Mortgage Securities I, Inc.
7.500% due 10/25/2022	109	109
5.620% due 09/25/2032 (a)	384	390
Salomon Brothers Mortgage Securities VII, Inc.
3.992% due 11/25/2022 (a)(h)	172	170
Sequoia Mortgage Trust
1.420% due 08/20/2032 (a)	1,713	1,723
Structured Asset Mortgage Investments, Inc.
9.356% due 06/25/2029 (a)	1,800	1,911
1.450% due 09/19/2032 (a)	3,235	3,223
Structured Asset Securities Corp.
6.750% due 07/25/2029	880	882
6.150% due 07/25/2032 (a)	296	301
1.410% due 01/25/2033 (a)	599	598
Washington Mutual Mortgage Securities Corp.
6.200% due 07/25/2032 (a)	99	101
3.268% due 02/27/2034 (a)	2,866	2,901
Wells Fargo Mortgage-Backed Securities Trust
5.065% due 09/25/2032 (a)	240	242

		54,714

Fannie Mae 30.9%
2.849% due 08/01/2030-10/01/2030 (a)(b)	2,248	2,282
4.151% due 01/01/2024 (a)	313	320
4.415% due 09/01/2028 (a)	668	680
5.000% due 11/01/2017-10/20/2018 (b)(h)	44,501	45,631
5.500% due 01/01/2009-06/01/2018 (b)	44,183	45,731
6.000% due 03/01/2016-10/15/2033 (b)	65,102	67,543
7.500% due 08/01/2029-09/01/2029 (b)	445	475
10.500% due 05/01/2012	327	372

		163,034

Federal Housing Administration 3.7%
7.200% due 05/01/2009	1,240	1,239
7.430% due 07/01/2024	18,645	18,627

		19,866

Freddie Mac 9.5%
3.590% due 07/01/2023 (a)	191	198
5.000% due 10/20/2018	2,000	2,048
6.000% due 02/01/2016-04/01/2033 (b)	45,133	46,661
6.500% due 08/01/2032	1,244	1,299
8.000% due 07/01/2024	32	34
8.500% due 06/01/2009-06/01/2025 (b)	96	103
10.500% due 09/01/2015	3	3

		50,346

Government National Mortgage Association 2.4%
4.375% due 04/20/2022-05/20/2027 (a)(b)	3,586	3,677
4.500% due 07/15/2030 (a)	2,003	2,006
5.625% due 10/20/2025 (a)	1,711	1,780
5.750% due 07/20/2023-07/20/2025 (a)(b)	2,032	2,077
6.500% due 08/15/2023	20	21
7.000% due 11/15/2022	472	506
7.500% due 02/15/2022-03/15/2024 (b)	1,092	1,179
8.000% due 03/15/2023-09/15/2024 (b)	241	263
9.000% due 07/20/2016-10/15/2030 (b)	$962	$1,049

		12,558

Total Mortgage-Backed Securities (Cost $297,738)		300,518

ASSET-BACKED SECURITIES 2.1%
Ace Securities Corp.
1.460% due 06/25/2032 (a)	445	445
Ameriquest Mortgage Securities, Inc.
1.390% due 08/25/2032 (a)	1,349	1,347
Amortizing Residential Collateral Trust
1.410% due 07/25/2032 (a)	1,999	1,996
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	1,730	1,731
Countrywide Asset-Backed Certificates
1.420% due 03/25/2031 (a)	1	1
1.350% due 06/25/2031 (a)	311	311
Countrywide Home Equity Loan Trust
1.360% due 08/15/2025 (a)	1,831	1,824
Credit-Based Asset Servicing & Securitization LLC
1.440% due 06/25/2032 (a)	552	552
Embarcadero Aircraft Securitization Trust
1.600% due 08/15/2025 (a)	1,746	960
Household Mortgage Loan Trust
1.420% due 05/20/2032 (a)	437	438
Irwin Home Equity Loan Trust
1.410% due 06/25/2029 (a)	448	448
Morgan Stanley Dean Witter Capital I, Inc.
1.450% due 07/25/2032 (a)	993	993

Total Asset-Backed Securities (Cost $11,841)		11,046

PREFERRED SECURITY 1.0%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (a)	510	5,355

Total Preferred Security (Cost $5,100)		5,355

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 34.5%
Commercial Paper 33.2%
Fannie Mae
1.075% due 11/12/2003	$22,850	22,821
1.020% due 11/19/2003	10,000	9,986
1.075% due 11/26/2003	36,200	36,139
1.065% due 12/03/2003	900	898
1.047% due 12/10/2003	2,300	2,295
1.060% due 12/15/2003	20,000	19,955
1.070% due 12/15/2003	20,000	19,955
1.080% due 02/02/2004	5,000	4,981
1.080% due 02/18/2004	2,200	2,191
1.080% due 02/23/2004	1,400	1,394
1.115% due 02/25/2004	20,000	19,910
1.130% due 02/25/2004	6,000	5,973
1.100% due 03/03/2004	6,500	6,469
1.080% due 03/24/2004	3,000	2,984
Federal Home Loan Bank
1.065% due 03/19/2004	3,700	3,681
Freddie Mac
1.095% due 11/21/2003	500	499
General Electric Capital Corp.
1.090% due 12/09/2003	15,000	14,969

		175,100

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	121

Schedule of Investments (Cont.)

Low Duration Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 0.7%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 3.125% due 10/01/2003 valued at $3,456. Repurchase proceeds are $3,388.)	$3,388	$3,388

U.S. Treasury Bills 0.6%
0.919% due 12/04/2003-12/18/2003 (b)(d)(e)	3,300	3,293

Total Short-Term Instruments (Cost $181,784)		181,781

Total Investments 106.9% (Cost $560,200)		$564,208
Written Options (f) (0.0%) (Premiums $143)		(33)
Other Assets and Liabilities (Net) (6.9%)		(36,284)

Net Assets 100.0%		$527,891

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(e)	Securities with an aggregate market value of $3,045 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

Eurodollar March Futures
(03/2005)—Long	186	$112
Eurodollar June Futures
(06/2005)—Long	173	116
Eurodollar September Futures
(09/2004)—Long	21	10
Eurodollar September Futures
(09/2005)—Long	173	116
Eurodollar December Futures
(12/2004)—Long	222	155

		$509

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	$6,200	$63	$30
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%* Exp. 12/17/2003	$6,200	$80	$3

		$143	$33

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$1,000	$3

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,097, which is 1.34% of net assets.

122	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Low Duration Fund III

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 9.2%
Banking & Finance 6.0%
Bank of America Corp.
1.370% due 08/26/2005 (a)	$1,000	$1,000
CIT Group, Inc.
5.500% due 02/15/2004	725	736
Gemstone Investors Ltd.
7.710% due 10/31/2004	100	99
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	1,000	1,001
1.718% due 07/21/2004 (a)	300	299
Pemex Project Funding Master Trust
2.890% due 01/07/2005 (a)	800	809

		3,944

Industrials 0.9%
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	500	586

Utilities 2.3%
Entergy Mississippi, Inc.
4.350% due 04/01/2008	200	204
France Telecom S.A.
8.700% due 03/01/2006 (a)	300	340
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	400	405
Progress Energy, Inc.
6.050% due 04/15/2007	500	544

		1,493

Total Corporate Bonds & Notes (Cost $5,904)		6,023

U.S. TREASURY OBLIGATIONS 6.8%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (d)	116	128
3.625% due 01/15/2008	228	256
3.875% due 01/15/2009	2,747	3,139
4.250% due 01/15/2010	44	51
3.500% due 01/15/2011	148	168
3.375% due 01/15/2012	207	233
3.000% due 07/15/2012	409	448

Total U.S. Treasury Obligations (Cost $4,355)		4,423

MORTGAGE-BACKED SECURITIES 44.0%
Collateralized Mortgage Obligations 7.7%
Bear Stearns Adjustable Rate Mortgage Trust
6.141% due 01/25/2032 (a)	43	43
6.003% due 02/25/2032 (a)	8	8
6.067% due 02/25/2032 (a)	20	20
5.377% due 02/25/2033 (a)	169	171
5.668% due 02/25/2033 (a)	45	45
5.467% due 03/25/2033 (a)	455	467
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	487	509
CS First Boston Mortgage Securities Corp.
2.406% due 12/15/2011 (a)	500	498
7.500% due 02/25/2031	146	147
6.181% due 06/25/2032 (a)	72	75
Fannie Mae
6.500% due 01/01/2033	89	94
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	5	5
Freddie Mac
1.730% due 11/15/2030 (a)	135	136
6.500% due 07/25/2043 (i)	700	745
GMAC Commercial Mortgage Securities, Inc.
6.570% due 09/15/2033	519	566
Structured Asset Securities Corp.
1.400% due 10/25/2027 (a)	$200	$199
6.750% due 07/25/2029	277	277
6.250% due 01/25/2032	150	154
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	43	43
5.460% due 02/25/2033 (a)	823	846
3.953% due 01/25/2040 (a)	23	23

		5,071

Fannie Mae 33.3%
2.948% due 09/01/2040 (a)	299	303
3.893% due 08/01/2029 (a)	708	719
5.000% due 12/01/2017- 10/20/2018 (b)	5,218	5,348
5.500% due 01/01/2009- 03/01/2018 (b)	4,562	4,712
5.854% due 02/01/2031 (a)	272	280
6.000% due 09/01/2016-10/15/2033 (b)	10,004	10,387

		21,749

Freddie Mac 1.3%
5.000% due 10/20/2018	210	215
6.000% due 03/01/2016-08/01/2016 (b)	444	463
6.500% due 08/01/2032	142	148

		826

Government National Mortgage Association 1.7%
5.000% due 05/20/2030-02/20/2032 (a)(b)	879	891
5.375% due 06/20/2027 (a)	163	167
8.500% due 10/20/2026	80	87

		1,145

Total Mortgage-Backed Securities (Cost $28,474)		28,791

SOVEREIGN ISSUES 0.8%
Republic of Brazil
2.125% due 04/15/2006 (a)	298	291
10.000% due 01/16/2007	200	215

Total Sovereign Issues (Cost $482)		506

SHORT-TERM INSTRUMENTS 46.3%
Commercial Paper 45.9%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	600	599
Fannie Mae
1.025% due 10/22/2003	200	200
1.035% due 10/22/2003	400	400
0.980% due 10/29/2003	1,000	999
1.055% due 11/05/2003	1,100	1,099
1.065% due 11/05/2003	3,500	3,496
0.985% due 11/17/2003	1,600	1,598
1.055% due 11/19/2003	2,600	2,596
1.062% due 11/19/2003	1,500	1,498
1.075% due 11/26/2003	1,600	1,597
1.070% due 12/10/2003	1,900	1,896
1.050% due 12/17/2003	1,000	998
1.115% due 02/25/2004	600	597
1.130% due 02/25/2004	1,200	1,195
1.135% due 02/25/2004	400	398
1.080% due 03/17/2004	1,100	1,094
Federal Home Loan Bank
1.010% due 10/10/2003	500	500
1.135% due 11/05/2003	2,500	2,497
1.075% due 03/10/2004	1,800	1,791
General Electric Capital Corp.
1.050% due 11/19/2003	1,000	999
1.060% due 12/18/2003	300	299
HBOS Treasury Services PLC
1.075% due 11/21/2003	$1,500	$1,498
1.070% due 12/12/2003	200	199
Royal Bank of Scotland PLC
1.065% due 12/15/2003	800	798
Westpac Trust Securities Ltd.
1.080% due 12/05/2003	1,200	1,198

		30,039

U.S. Treasury Bills 0.4%
0.956% due 12/04/2003-12/18/2003 (b)(d)	270	270

Total Short-Term Instruments (Cost $30,310)		30,309

Total Investments 107.1%		$70,052
(Cost $69,525)
Written Options (e) (0.0%)		(4)
(Premiums $18)
Other Assets and Liabilities (Net) (7.1%)		(4,654)

Net Assets 100.0%		$65,394

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $397 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	11	$0
Eurodollar September Futures
(09/2004)—Long	3	5
Eurodollar December Futures
(12/2004)—Long	30	23
Eurodollar March Futures
(03/2005)—Long	28	20
Eurodollar June Futures
(06/2005)—Long	28	19
Eurodollar September Futures
(09/2005)—Long	27	15
United Kingdom 90-Day
LIBOR Futures (12/2003)—Long	1	(1)
United Kingdom 90-Day
LIBOR Futures (06/2004)—Long	2	0
United Kingdom 90-Day
LIBOR Futures (09/2004)—Long	3	(3)
United Kingdom 90-Day
LIBOR Futures (12/2004)—Long	2	(2)
U.S. Treasury 2-Year Note
(12/2003)—Long	4	4
U.S. Treasury 5-Year Note
(12/2003)—Long	3	5

		$85

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	123

Schedule of Investments (Cont.)

Low Duration Fund III

September 30, 2003 (Unaudited)

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	$800	$8	$4
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%*
Exp. 12/17/2003	800	10	0

		$18	$4

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	BP 400	$(4)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005	400	(4)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2032	700	(8)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC 1,100	6
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$100	0
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	20	0
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	30	0

		$(10)

(g)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	48	10/2003	$0	$(4)	$(4)
Sell	EC	30	11/2003	0	0	0
Buy	JY	7,137	10/2003	0	0	0

				$0	$(4)	$(4)

(h)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $745, which is 1.14% of net assets.

124	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Moderate Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 10.0%
Banking & Finance 1.7%
Amerco, Inc.
7.230% due 01/21/2027 (a)	$500	$454
AON Corp.
6.300% due 01/15/2004	525	532
Aramark Services, Inc.
6.375% due 02/15/2008	110	120
Boeing Capital Corp.
7.375% due 09/27/2010	210	244
Capital One Bank
6.500% due 07/30/2004	175	181
Caterpillar Financial Services Corp.
4.700% due 12/15/2005	500	519
CIT Group, Inc.
6.500% due 02/07/2006	220	241
Ford Motor Credit Co.
5.750% due 02/23/2004	500	508
7.200% due 06/15/2007	450	485
7.375% due 10/28/2009	10	11
General Electric Capital Corp.
6.810% due 11/03/2003	500	502
General Motors Acceptance Corp.
1.460% due 07/21/2004 (b)	900	898
3.030% due 05/19/2005 (b)	10,000	10,128
6.750% due 01/15/2006	350	375
6.150% due 04/05/2007	350	371
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (b)	700	700
3.515% due 07/03/2008 (b)	600	600
4.565% due 07/03/2008 (b)	300	299
Provident Cos., Inc.
6.375% due 07/15/2005	115	121
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,461	1,308
Royal Bank of Scotland PLC
8.817% due 03/31/2049	3,600	3,951
Simon Property Group LP
6.750% due 06/15/2005	230	248
Trinom Ltd.
5.060% due 12/18/2004 (b)	1,000	1,006
USL Capital Corp.
6.500% due 12/01/2003	250	251
Washington Mutual, Inc.
4.375% due 01/15/2008	180	187

		24,240

Industrials 3.5%
Altria Group, Inc.
6.375% due 02/01/2006	500	524
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	10,000	11,717
Comcast Corp.
5.850% due 01/15/2010	2,000	2,166
Continental Cablevision, Inc.
8.300% due 05/15/2006	255	288
Delta Air Lines, Inc.
7.111% due 03/18/2013	2,030	1,991
Diageo Capital PLC
5.000% due 04/16/2007	300	314
El Paso Corp.
7.750% due 01/15/2032	3,000	2,235
HNA Holdings, Inc.
6.125% due 02/01/2004	150	152
Petroleos Mexicanos
9.500% due 09/15/2027	600	729
Qwest Corp.
6.875% due 09/15/2033	2,700	2,389
7.250% due 10/15/2035	4,600	4,117
SR Wind Ltd.
6.600% due 05/18/2005 (b)	1,000	1,005
6.886% due 05/18/2005 (b)	1,000	1,014
TCI Communications, Inc.
6.875% due 02/15/2006	$100	$110
Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	7,761
Transocean, Inc.
6.950% due 04/15/2008	220	250
United Airlines, Inc.
7.186% due 04/01/2011 (a)	4,908	4,177
Waste Management, Inc.
6.375% due 12/01/2003	2,000	2,014
Williams Cos., Inc.
8.125% due 03/15/2012	6,250	6,531

		49,484

Utilities 4.8%
AT&T Corp.
7.800% due 11/15/2011	15,000	17,369
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	15,000	17,087
Calenergy, Inc.
7.630% due 10/15/2007	275	315
Constellation Energy Group, Inc.
6.350% due 04/01/2007	110	121
DTE Energy Co.
7.110% due 11/15/2038 (b)	7,710	7,735
Exelon Corp.
6.750% due 05/01/2011	160	181
France Telecom S.A.
9.250% due 03/01/2011	1,000	1,224
Hydro - Quebec
1.312% due 09/29/2049 (b)	5,000	4,375
New York Telephone Co.
6.250% due 02/15/2004	100	102
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,000	3,219
Southern California Edison Co.
6.375% due 01/15/2006	100	105
Sprint Capital Corp.
6.375% due 05/01/2009	10,000	10,887
8.375% due 03/15/2012	3,250	3,841
Virginia Electric & Power Co.
5.375% due 02/01/2007	220	238

		66,799

Total Corporate Bonds & Notes (Cost $131,871)		140,523

MUNICIPAL BONDS & NOTES 0.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	3,000	3,011

Maine 0.0%
State of Maine General Obligation Bonds, Series 1999
6.450% due 06/15/2005	250	269

New Jersey 0.0%
Passaic County, New Jersey Utilities Authority Revenue Bonds, (FSA Insured), Series 1999
7.000% due 03/01/2007	500	513

Ohio 0.1%
State of Ohio Development Assistance Revenue Bonds, (AMBAC Insured),
7.100% due 04/01/2007	500	569

Total Municipal Bonds & Notes (Cost $4,364)		4,362

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
3.125% due 11/15/2003	$500	$501
6.600% due 07/16/2007	500	522
Federal Home Loan Bank
6.060% due 06/09/2004	500	517
6.000% due 07/07/2004	500	518
5.060% due 11/13/2006	500	512
7.000% due 11/17/2006	500	504
7.280% due 01/26/2007	500	510
5.125% due 08/27/2007	500	508
6.530% due 06/09/2009	500	518
Freddie Mac
5.030% due 06/07/2007	1,000	1,028
Housing Urban Development
5.070% due 08/01/2015	2,000	1,996
5.290% due 08/01/2017 (j)	5,000	4,940

Total U.S. Government Agencies (Cost $12,627)		12,574

U.S. TREASURY OBLIGATIONS 15.1%
Treasury Inflation Protected Securities (e)(f)
3.375% due 01/15/2007	2,089	2,299
3.625% due 01/15/2008	34,148	38,326
3.875% due 01/15/2009	121,997	139,401
3.500% due 01/15/2011	3,064	3,468
3.375% due 01/15/2012	414	466
3.000% due 07/15/2012	25,569	28,015

Total U.S. Treasury Obligations (Cost $207,626)		211,975

MORTGAGE-BACKED SECURITIES 41.5%
Collateralized Mortgage Obligations 7.6%
Bear Stearns Adjustable Rate Mortgage Trust
5.372% due 10/25/2032 (b)	462	476
5.376% due 02/25/2033 (b)	3,670	3,715
5.681% due 02/25/2033 (b)	1,118	1,125
Cendant Mortgage Corp.
7.674% due 04/25/2031 (b)	192	191
Criimi Mae Financial Corp.
7.000% due 01/01/2033	5,403	5,865
CS First Boston Mortgage Securities Corp.
2.478% due 03/25/2032 (b)	1,442	1,432
Fannie Mae
6.000% due 03/25/2009	1,748	1,760
7.000% due 09/25/2021	586	597
6.500% due 01/01/2033	1,815	1,930
Freddie Mac
7.000% due 05/15/2004	963	981
5.000% due 04/15/2016	34,220	35,703
5.000% due 09/15/2016	928	968
7.000% due 07/15/2022	10	10
6.250% due 08/25/2022	5,522	5,647
8.500% due 04/15/2025	1,201	1,296
Government National Mortgage Association
7.500% due 04/20/2027	2,627	2,823
1.710% due 02/16/2030 (b)	3,160	3,189
1.760% due 02/16/2030 (b)	2,388	2,412
1.560% due 10/16/2030 (b)	362	364
Impac CMB Trust
1.390% due 11/25/2031 (b)	2,670	2,675
Indymac Adjustable Rate Mortgage Trust
6.596% due 01/25/2032 (b)	1,696	1,724
Residential Funding Mortgage Securities I, Inc.
6.750% due 12/25/2014	55	55
5.634% due 09/25/2032 (b)	768	779
Saco I, Inc.
6.771% due 07/25/2030 (b)(j)	45	47

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	125

Schedule of Investments (Cont.)

Moderate Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

Small Business Administration
7.449% due 08/01/2010		$11,240	$12,537
6.640% due 02/01/2011		13,356	14,499
Structured Asset Securities Corp.
6.500% due 10/25/2031 (b)		444	452
6.143% due 02/25/2032 (b)		515	531
Washington Mutual Mortgage Securities Corp.
5.207% due 10/25/2032 (b)		2,450	2,489

			106,272

Fannie Mae 30.8%
3.010% due 08/01/2008 (b)		11,300	11,336
4.781% due 01/01/2027 (b)		247	250
5.000% due 03/01/2018 - 10/20/2018 (c)		84,298	86,393
5.500% due 06/01/2007 - 03/01/2032 (c)		192,152	198,997
6.000% due 05/01/2005 - 10/15/2033 (c)		128,611	133,409
6.500% due 01/01/2013		56	59
7.000% due 05/01/2012 - 06/01/2016 (c)		514	547
7.500% due 03/01/2015 - 07/01/2029 (c)		1,476	1,585
8.000% due 12/01/2006 - 10/01/2026 (c)		906	983
12.000% due 05/01/2016		10	12

			433,571

Federal Housing Administration 0.2%
1.000% due 06/01/2023		623	622
7.430% due 04/01/2022		1,840	1,838

			2,460

Freddie Mac 2.4%
5.000% due 10/20/2018		5,000	5,120
6.000% due 02/01/2016 - 04/01/2033 (c)		24,908	25,759
6.500% due 08/01/2032		2,523	2,635
8.000% due 01/01/2012		50	53

			33,567

Government National Mortgage Association 0.5%
4.375% due 03/20/2020 - 03/20/2028 (c)		1,548	1,587
5.625% due 11/20/2017 - 11/20/2025 (c)		192	200
7.500% due 03/15/2008		58	62
8.000% due 04/15/2017 - 11/15/2017 (c)		4,333	4,743
8.500% due 02/15/2008		61	67
9.000% due 06/15/2009		382	414
9.500% due 08/15/2021 - 11/15/2021 (c)		59	66

			7,139

Total Mortgage-Backed Securities (Cost $576,027)			583,010

ASSET-BACKED SECURITIES 1.1%
Brazos Student Loan Finance Co.
1.950% due 06/01/2023 (b)		5,781	5,846
Fremont Home Loan Owner Trust
1.505% due 12/25/2029 (b)		1,969	1,973
GMAC Mortgage Corp. Loan Trust
5.290% due 06/25/2027		21	20
IMC Home Equity Loan Trust
1.532% due 03/25/2027 (b)		15	15
Option One Mortgage Loan Trust
1.400% due 06/25/2030 (b)		593	591
Provident Bank Home Equity Loan Trust
1.380% due 08/25/2031 (b)		6,648	6,637

Total Asset-Backed Securities (Cost $14,995)			15,082

SOVEREIGN ISSUES 2.7%
Republic of Brazil
2.125% due 04/15/2006 (b)		$1,910	$1,867
Republic of Panama
1.937% due 07/17/2016 (b)		1,604	1,363
8.875% due 09/30/2027		700	724
Republic of Peru
9.125% due 01/15/2008		12,000	14,040
9.125% due 02/21/2012		5,000	5,587
United Mexican States
6.375% due 01/16/2013		40	42
8.000% due 09/24/2022		13,300	14,696
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (b)		22,000	303
0.000% due 06/30/2005 (b)		22,000	83
0.000% due 06/30/2006 (b)		22,000	28
0.000% due 06/30/2007 (b)		22,000	17

Total Sovereign Issues (Cost $34,292)			38,750

FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 0.6%
Banque Centrale De Tunisie
7.500% due 08/06/2009 (b)		EC 6,000	7,810
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	800	594

Total Foreign Currency-Denominated Issues (Cost $6,621)			8,404

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 96.750 Exp. 03/15/2004		150	1

Total Purchased Put Options (Cost $2)			1

PREFERRED SECURITY 0.3%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (b)		410	4,305

Total Preferred Security (Cost $4,100)			4,305

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 32.9%
Commercial Paper 31.8%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		$2,100	2,097
Danske Corp.
1.060% due 12/16/2003		27,100	27,038
Fannie Mae
1.010% due 10/15/2003		19,850	19,843
1.030% due 10/22/2003		3,000	2,998
1.035% due 10/22/2003		20,000	19,988
0.900% due 10/30/2003		3,700	3,697
1.005% due 11/05/2003		2,600	2,597
1.010% due 11/19/2003		1,200	1,198
1.055% due 11/19/2003		55,300	55,221
1.040% due 11/21/2003		4,400	4,394
1.055% due 12/10/2003		3,800	3,792
1.070% due 12/10/2003		2,300	2,295
1.060% due 12/15/2003		$12,500	$12,472
1.080% due 02/02/2004		30,700	30,584
1.080% due 02/19/2004		34,100	33,953
1.080% due 02/23/2004		30,600	30,464
1.137% due 03/03/2004		20,000	19,906
1.080% due 03/17/2004		16,300	16,216
Federal Home Loan Bank
1.150% due 10/29/2003		33,000	32,971
Freddie Mac
1.135% due 10/29/2003		10,300	10,291
General Electric Capital Corp.
1.030% due 11/13/2003		4,000	3,995
1.100% due 12/04/2003		23,000	22,956
1.070% due 12/16/2003		12,500	12,471
HBOS Treasury Services PLC
1.030% due 11/14/2003		4,800	4,794
1.075% due 12/11/2003		30,000	29,936
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003		40,000	39,993

			446,160

Repurchase Agreement 0.4%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 1.750% due 05/15/2005 valued at $6,080. Repurchase proceeds are $5,960.)		5,960	5,960

U.S. Treasury Bills 0.7%
1.029% due 12/04/2003-12/18/2003 (c)(d)(e)		9,645	9,623

Total Short-Term Instruments (Cost $461,758)			461,743

Total Investments 105.4% (Cost $1,454,283)			$1,480,729
Other Assets and Liabilities (Net) (5.4%)			(75,931)

Net Assets 100.0%			$1,404,798

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Security is in default.

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

126	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(e)	Securities with an aggregate market value of $11,677 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	189	$404
Eurodollar March Futures
(03/2005)—Long	412	270
Eurodollar June Futures
(06/2005)—Long	406	263
Eurodollar September Futures
(09/2004)—Long	26	47
Eurodollar September Futures
(09/2005)—Long	396	242
Eurodollar December Futures
(12/2004)—Long	428	276
United Kingdom 90-Day LIBOR
Futures (09/2003)—Long	3	(3)
United Kingdom 90-Day LIBOR
Futures (12/2003)—Long	11	(13)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	32	2
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	47	10
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	11	(12)
U.S. Treasury 2-Year Note
(12/2003)—Long	182	184
U.S. Treasury 5-Year Note
(12/2003)—Long	2,479	8,277
U.S. Treasury 10-Year Note
(12/2003)—Long	29	46
U.S. Treasury 30-Year Note
(12/2003)—Short	42	(219)

		$9,774

(f)	Principal amount of security is adjusted for inflation.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	BP 16,100	$(156)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005	23,900	(239)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032	1,300	6
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032 EC	2,400	17
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005	$5,000	$(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	1,800	5
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	400	2
Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	12,000	66
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	700	3

		$(299)

(h)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	479	10/2003	$0	$(37)	$(37)
Sell	EC	6,829	11/2003	0	(108)	(108)
Buy	JY	154,126	10/2003	0	0	0
Sell	N$	1,162	10/2003	0	(32)	(32)
Sell		1,162	11/2003	0	0	0

				$0	$(177)	$(177)

(i)	Principal amount denoted in indicated currency:

BP—British Pound
EC—Euro
JY—Japanese Yen
N$—New Zealand Dollar

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,987, which is 0.35% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	127

Schedule of Investments

Money Market Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.3%
Banking & Finance 6.3%
Associates Corp. of North America
5.800% due 04/20/2004	$1,000	$1,024
Citigroup, Inc.
1.350% due 03/09/2004 (a)	5,330	5,336
General Electric Capital Corp.
1.180% due 10/22/2003	6,400	6,400
1.210% due 04/22/2004 (a)	4,000	4,004
Lehman Brothers Holdings, Inc.
1.420% due 06/10/2004 (a)	1,100	1,103
US Bank N.A.
1.060% due 10/30/2003 (a)	4,100	4,100
1.440% due 12/02/2003 (a)	7,000	7,004

Total Corporate Bonds & Notes (Cost $28,971)		28,971

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.975% due 11/14/2003	10,920	10,907
3.125% due 11/15/2003	20,796	20,843
Federal Home Loan Bank
5.375% due 01/05/2004	500	505
3.375% due 06/15/2004	13,300	13,507
Freddie Mac
5.250% due 02/15/2004	3,000	3,044

Total U.S. Government Agencies (Cost $48,806)		48,806

SOVEREIGN ISSUES 0.0%
Province of Alberta
4.875% due 10/29/2003	100	100

Total Sovereign Issues (Cost $100)		100

SHORT-TERM INSTRUMENTS 83.4%
Certificates of Deposit 3.8%
Wells Fargo Financial, Inc.
1.060% due 10/15/2003	17,400	17,400

Commercial Paper 78.6%
Alcon Capital Corp.
1.060% due 12/09/2003	17,400	17,365
Australia & New Zealand Banking Group Ltd.
1.195% due 03/05/2004	7,200	7,202
CDC Commercial Corp.
1.050% due 11/07/2003	17,400	17,381
Danske Corp.
1.060% due 12/12/2003	13,900	13,871
E. I. du Pont de Nemours & Co.
1.050% due 12/05/2003	13,325	13,300
Fannie Mae
0.982% due 10/01/2003	6,800	6,800
1.050% due 10/01/2003	1,000	1,000
0.990% due 10/22/2003	4,780	4,777
1.035% due 10/22/2003	9,600	9,594
1.065% due 10/29/2003	22,000	21,982
1.070% due 11/05/2003	60,970	60,907
1.010% due 11/13/2003	19,800	19,776
1.030% due 11/14/2003	18,000	17,977
1.070% due 11/17/2003	10,000	9,986
1.070% due 11/19/2003	9,000	8,987
1.065% due 12/16/2003	5,000	4,989
1.060% due 12/17/2003	25,900	25,841
0.920% due 01/01/2004	6,343	6,342
1.240% due 03/05/2004	14,300	14,223
Federal Home Loan Bank
1.040% due 11/05/2003	$6,434	$6,428
3.250% due 02/13/2004	1,000	1,007
HBOS Treasury Services PLC
1.203% due 01/16/2004	15,900	15,906
National Westminster Bank PLC
9.375% due 11/15/2003	2,250	2,271
Oesterreichische Kontrollbank
4.625% due 11/03/2003	300	301
Royal Bank of Scotland PLC
1.060% due 11/03/2003	17,400	17,383
Shell Finance (UK) PLC
1.070% due 12/02/2003	17,400	17,368
Westpac Trust Securities Ltd.
1.070% due 12/02/2003	17,400	17,368

		360,332

Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.910% due 04/29/05 valued at $4,716. Repurchase proceeds are $4,623.)	4,623	4,623

Total Short-Term Instruments (Cost $382,355)		382,355

Total Investments 100.4% (Cost $460,232)		$460,232
Other Assets and Liabilities (Net) (0.4%)		(1,783)

Net Assets 100.0%		$458,449

Notes to Schedule of Investments:

(a)	Variable rate security. The rate listed is as of September 30, 2003.

128	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 102.6%
Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,120

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.950% due 01/01/2032 (a)	2,000	2,000
Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,363
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	678
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,336
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	924

		8,301

California 3.8%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,570
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,525
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	353
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,217
0.000% due 01/15/2027 (b)	1,500	1,155
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	371
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,167
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	190	195
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
5.000% due 09/02/2004	150	155
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	$170	$176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	335	340
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	372
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,001
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,251
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	351

		14,181

Colorado 1.3%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	370	391
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	115	118
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	165	173
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,477
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,447
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	1,075	1,148

		4,754

Connecticut 2.4%
Connecticut State General Obligation Bonds, Series 2001
9.974% due 12/15/2012 (a)	5,000	6,621
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,441

		9,062

Florida 6.0%
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010 (c)	1,335	1,521
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,000	993
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,806
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	$290	$350
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,110
Orange County, Florida School Board Certificates of Participation Bonds, (AMBAC Insured), Series 2000
1.150% due 08/01/2025 (a)	1,150	1,150
Orange County, Florida School Board Certificates of Participation Bonds, (MBIA Insured), Series 2002
1.150% due 08/01/2027	2,090	2,090
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.670% due 10/01/2015 (a)	500	513
State of Florida Department of Transportation Revenue Bonds, (Series 2003)
5.000% due 07/01/2011 (c)	6,205	6,956
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	975

		22,464

Georgia 3.6%
Atlanta Downtown Development Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.020% due 10/01/2016 (a)	100	100
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	4,600	4,600
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,436
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,818
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,263

		13,455

Hawaii 0.6%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,005	1,024
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,147

		2,171

Illinois 8.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	431
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,123

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	129

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	$1,000	$221
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	955
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,576
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,537
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,421
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	92
0.000% due 12/01/2012	135	94
0.000% due 12/01/2014	255	159
0.000% due 12/01/2015	1,885	1,113
4.400% due 12/01/2012	1,365	1,459
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2003
5.000% due 12/01/2012 (c)	1,170	1,308
Du Page Water Commission Illinois Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/01/2010	2,200	2,458
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Pre-Refunded)
5.750% due 05/01/2013	705	785
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Un-Refunded)
5.750% due 05/01/2013	430	459
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
10.220% due 07/01/2012 (a)	2,000	2,177
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	816
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,953
9.000% due 02/01/2009	650	854
9.000% due 02/01/2011	690	939
9.000% due 02/01/2012	1,065	1,476
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,073

		30,317

Indiana 7.1%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,289
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,482
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	470	503
4.250% due 07/15/2011	290	307
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	222
4.750% due 07/15/2009	200	223
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	202
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,694
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	924
4.250% due 01/10/2010	950	1,020
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	852
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,123
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 01/15/2018	1,000	1,103
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	8,021
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	448
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	201
Sunman Dearborn, Indiana Intermediate School Building Corp. Revenue Bonds, (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,402

		26,440

Kentucky 0.6%
Kentucky State Turnpike Authority Economic Development Revenue Bonds
5.500% due 07/01/2010	2,000	2,312

Louisiana 1.7%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	250	277
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.690% due 04/01/2019 (a)	2,850	3,214
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	$1,000	$789
9.308% due 05/15/2039 (a)	3,500	2,143

		6,423

Massachusetts 0.7%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,155
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	85	86
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	433
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	224
4.800% due 11/01/2008	90	96
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,561

Michigan 3.1%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	764
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,816
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,109
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,313
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,138
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	827
Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	3,500	3,639

		11,606

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	408
5.400% due 07/20/2028	1,265	1,309
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,032

		2,749

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,386

130	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Missouri 3.2%
Kansas City, Missouri School District Capital Improvements Project Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2010	$3,585	$4,030
5.000% due 02/01/2011	3,525	3,944
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2000
5.750% due 07/01/2014	1,250	1,422
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA—Landesbank Hessen Insured), Series 2003
1.100% due 02/15/2033 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	925	984

		12,080

Nevada 2.0%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	1,100	1,100
County of Clark Nevada Highway Improvement Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2009	1,000	1,128
Nevada State General Obligation Ltd. Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,011
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	842
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,548

		7,629

New Hampshire 0.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,267

New Jersey 8.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,086
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,115
5.600% due 01/01/2012	1,000	995
6.375% due 04/01/2018	1,500	1,859
6.375% due 04/01/2031	10,000	12,390
6.500% due 04/01/2031	2,115	2,345
6.800% due 04/01/2018	250	272
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,230
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,221

		31,639

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	$315	$309

New York 11.2%
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	2,050	2,050
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,529
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,806
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,133
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,376
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	1,000	1,011
New York State Thruway Service Contract Authority Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,907
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,373
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,420
5.750% due 08/01/2014	5,000	5,586
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	4,000	4,258
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,868
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,453

		41,770

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	275	309
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,154
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,356

		5,819

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	$1,100	$1,195
5.375% due 12/01/2021	1,750	1,887

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,080	1,129

Pennsylvania 0.8%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	787
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,140

		3,031

Puerto Rico 0.3%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	883
6.000% due 07/01/2026	150	179

		1,062

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	1,929
6.250% due 06/01/2042	6,025	4,982

		6,911

South Carolina 1.5%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,177
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031 (a)	2,000	2,000
State of South Carolina General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,361

		5,538

South Dakota 0.1%
South Dakota Housing Development Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	235

Tennessee 1.3%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,039
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,081
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,019
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,033

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	131

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	$750	$791

		4,963

Texas 15.4%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	968
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	397
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,650
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,863
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,064
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.150% due 10/01/2029 (a)	2,400	2,400
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	837
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.640% due 07/01/2025 (a)	2,500	2,493
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	380
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,122
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,073
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,501
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,781
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,070
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	2,000	2,020
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	$1,000	$438
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,269
5.500% due 08/15/2017	1,000	1,116
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	275
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,015
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	843
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,092
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,042
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,133
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,137
4.850% due 09/01/2012	1,335	1,440
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,589
Texas Water Development Board Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2003
1.100% due 07/15/2022 (a)	1,220	1,220
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,515

		57,440

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,303

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	922

Virginia 1.4%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.100% due 02/15/2038 (a)	$2,000	$2,000
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,048
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,092
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		5,160

Washington 3.4%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,136
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,407
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,932
5.250% due 12/01/2023	2,595	2,724
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,401

		12,600

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,032

Wisconsin 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,519
5.000% due 10/01/2019	1,040	1,098
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	397
4.375% due 04/01/2014	565	591
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,590	1,690
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	350	396
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,220
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,112

		12,888

Total Municipal Bonds & Notes (Cost $369,209)		383,659

132	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (d)(f)
3.375% due 01/15/2007	$290	$319

Total U.S. Treasury Obligations (Cost $293)		319

SHORT-TERM INSTRUMENTS 1.4%
U.S. Treasury Bills 1.4%
1.000% due 12/04/2003-12/18/2003 (e)(f)	2,030	5,298

Total Short-Term Instruments (Cost $5,300)		5,298

Total Investments 104.1% (Cost $374,802)		$389,276
Written Options (g) (0.3%) (Premiums $486)		(1,259)
Other Assets and Liabilities (Net) (3.8%)		(13,988)

Net Assets 100.0%		$374,029

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security becomes interest bearing at a future date.

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $9,735 and $9,786, respectively, as of September 30, 2003.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $5,617 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Note (12/2003)—Short	462	$(2,911)

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call-CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	510	$486	$1,259

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	133

Schedule of Investments

New York Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 101.3%
New York 96.5%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$171
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	507
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Long Island Power Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	276
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.070% due 11/01/2022 (a)	200	200
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	203
Nassau County Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,130
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.200% due 06/15/2024 (a)	850	850
New York City Transitional Finance Authority Revenue Bonds (Toronto-Dominion Bank Insured), Series 2002
1.150% due 08/01/2031 (a)	200	200
New York City Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	263
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	102
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	135
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	243
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	585
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 11/01/2011	600	682
5.250% due 02/01/2029	500	550
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	506
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	$150	$168
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.090% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	760
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	1,000	1,120
5.000% due 08/01/2031	1,000	1,013
New York State Dormitory Authority Revenue Bonds, Series 1993
1.050% due 07/01/2023 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000
1.050% due 07/01/2030 (a)	380	380
6.000% due 07/01/2010	150	152
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	461
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	550	556
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	103
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	376
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	117
New York State Thruway Authority Revenue Bonds, Series 1993
1.190% due 01/01/2024 (a)	300	300
New York State Urban Development Corp. Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	157
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	$495	$549
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	441
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	569
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	567
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	292
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	671

		19,211

Puerto Rico 3.6%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	119
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	591

		710

Texas 0.6%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

Virgin Islands 0.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	128

Total Municipal Bonds & Notes (Cost $19,820)		20,174

SHORT-TERM INSTRUMENTS 3.3%
Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 2.000% due 04/08/2005 valued at $213. Repurchase proceeds are $204.)	204	204

U.S. Treasury Bills 2.3%
1.010% due 12/04/2003-12/18/2003 (b)(c)	445	444

Total Short-Term Instruments (Cost $648)		648

134	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Value (000s)

Total Investments 104.6% (Cost $20,468)	$20,822
Written Options (d) (0.3%) (Premiums $22)	(57)
Other Assets and Liabilities (Net) (4.3%)	$(854)

Net Assets 100.0%	$19,911

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $444 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond (12/2003)—Short	13	$(61)

(d)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	23	$22	$57

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	135

Schedule of Investments

Real Return Asset Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 3.6%
Banking & Finance 2.7%
Atlas Reinsurance PLC
7.860% due 04/07/2005 (a)	$250	$250
CIT Group, Inc.
2.360% due 01/09/2004	1,200	1,204
Ford Motor Credit Co.
3.227% due 10/25/2004 (a)	100	101
1.550% due 07/18/2005 (a)	500	491
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	900	901
Pemex Project Funding Master Trust
8.625% due 02/01/2022	100	112
Phoenix Quake Wind Ltd.
3.466% due 07/03/2008 (a)	1,750	1,750
Residential Reinsurance Ltd.
6.090% due 06/08/2006 (a)	500	501
Studio RE Ltd.
6.210% due 07/07/2006 (a)	250	251
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	102

		5,663

Industrials 0.3%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109
Petroleos Mexicanos
9.500% due 09/15/2027	500	607

		716

Utilities 0.6%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	111
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	1,100	1,103

		1,214

Total Corporate Bonds & Notes (Cost $7,520)		7,593

U.S. TREASURY OBLIGATIONS 124.4%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	14,509	15,964
3.875% due 01/15/2009 (b)	46,051	52,621
4.250% due 01/15/2010	1,366	1,604
3.500% due 01/15/2011	1,057	1,196
3.000% due 07/15/2012 (b)	18,949	20,760
1.875% due 07/15/2013	8,511	8,468
3.625% due 04/15/2028 (b)	47,772	57,580
3.875% due 04/15/2029 (b)	84,255	106,148

Total U.S. Treasury Obligations (Cost $257,059)		264,341

SOVEREIGN ISSUES 0.4%
Republic of Brazil
2.125% due 04/15/2006 (a)	96	94
2.187% due 04/15/2009 (a)	141	127
8.000% due 04/15/2014	369	339
11.000% due 08/17/2040	200	189
United Mexican States
6.375% due 01/16/2013	200	212

Total Sovereign Issues (Cost $950)		961

SHORT-TERM INSTRUMENTS 2.4%
Commercial Paper 2.1%
Fannie Mae
1.080% due 02/23/2004	700	697
General Electric Capital Corp.
1.120% due 01/21/2004	2,100	2,093
HBOS Treasury Services PLC
1.105% due 01/23/2004	$1,600	$1,594

		4,384

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.375% due 02/15/2006 valued at $516. Repurchase proceeds are $505.)	505	505

U.S. Treasury Bill 0.1%
1.010% due 12/18/2003 (d)	150	150

Total Short-Term Instruments (Cost $5,039)		5,039

Total Investments 130.8% (Cost $270,568)		$277,934
Other Assets and Liabilities (Net) (30.8%)		(65,387)

Net Assets 100.0%		$212,547

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $69,813 and $71,033, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $150 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10-Year Note
(12/2003)—Long	64	$377

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones - AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.640%.
Counterparty: AIG International Inc. Exp. 10/31/2003	$10,300	$0

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	08/15/2013	$6,000	$6,153	$5,997

136	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.1%
Banking & Finance 6.4%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,528
Atlas Reinsurance II PLC
3.653% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
8.510% due 04/07/2005 (a)	3,750	3,750
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	500	500
1.676% due 09/21/2004 (a)	1,000	1,004
CIT Group, Inc.
2.360% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,026
Concentric Ltd.
4.360% due 07/28/2004	1,500	1,499
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	10,000	11,019
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,799
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	3,000	2,999
1.740% due 01/26/2004 (a)	8,200	8,198
1.946% due 03/08/2004 (a)	13,500	13,511
1.602% due 04/26/2004 (a)	2,000	1,996
6.700% due 07/16/2004	14,402	14,899
3.227% due 10/25/2004 (a)	28,480	28,743
1.550% due 06/30/2005 (a)	3,100	3,046
1.808% due 07/18/2005 (a)	47,750	46,924
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,400	2,402
1.360% due 04/05/2004 (a)	700	699
1.914% due 05/04/2004 (a)	19,600	19,622
2.105% due 05/17/2004 (a)	3,600	3,602
1.390% due 05/28/2004 (a)	2,000	1,995
1.718% due 07/21/2004 (a)	50,400	50,267
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,606
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	2,500	2,622
MBNA America Bank
7.125% due 11/15/2012	5,000	5,745
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (a)	2,100	2,104
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)	1,500	1,506
Parametric Re Ltd.
3.300% due 11/19/2007 (a)	11,500	10,999
5.540% due 05/19/2008 (a)	1,500	1,528
Pemex Finance Ltd.
6.125% due 11/15/2003	33	33
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,760
8.625% due 02/01/2022	6,900	7,728
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	50,550	50,548
3.515% due 07/03/2008 (a)	7,000	7,000
4.565% due 07/03/2008 (a)	21,250	21,166
Pioneer 2002 Ltd
8.758% due 06/15/2006	5,000	5,088
Premium Asset Trust
1.465% due 11/27/2004 (a)	5,000	5,014
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,771
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,698
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	4,500	4,527
6.325% due 06/01/2005 (a)	15,900	15,940
6.230% due 06/08/2006 (a)	20,100	20,125
Studio RE Ltd.
6.500% due 07/07/2006 (a)	28,750	28,894
Travelers Property Casualty Corp.
3.750% due 03/15/2008	$7,000	$7,131
Trinom Ltd.
5.060% due 12/18/2004 (a)	3,700	3,723
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,253
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,842
Washington Mutual Bank
1.450% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		531,873

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	5,000	4,994
7.750% due 06/15/2005	1,087	1,185
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,145
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,043
SR Wind Ltd.
6.386% due 05/18/2005 (a)	2,000	2,010
6.886% due 05/18/2005 (a)	1,600	1,622
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,443
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,108
7.100% due 08/01/2026	2,000	2,195
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,736
6.125% due 03/15/2007	3,085	3,389

		57,870

Utilities 1.0%
AT&T Corp.
7.800% due 11/15/2011	500	579
8.000% due 11/15/2031	245	291
British Telecom PLC
2.553% due 12/15/2003 (a)	6,200	6,213
7.875% due 12/15/2005	10,750	12,024
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	15,375	15,471
6.860% due 10/01/2008	7,000	7,749
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	4,900	4,915
Indianapolis Power & Light
6.300% due 07/01/2013	500	514
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,304

		83,060

Total Corporate Bonds & Notes (Cost $659,819)		672,803

MUNICIPAL BONDS & NOTES 0.6%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,065

California 0.3%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	21,695
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,914

		26,609

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,043

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	$5,000	$5,046

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,402

New York 0.1%
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,040

Total Municipal Bonds & Notes (Cost $51,785)		49,205

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.250% due 03/22/2007	2,500	2,550
Housing Urban Development
5.530% due 08/01/2020	6,000	6,257

Total U.S. Government Agencies (Cost $8,565)		8,807

U.S. TREASURY OBLIGATIONS 110.9%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	1,576,961	1,735,151
3.625% due 01/15/2008	982,251	1,102,424
3.875% due 01/15/2009 (c)	1,578,989	1,804,243
4.250% due 01/15/2010	513,904	603,355
3.500% due 01/15/2011 (c)	492,382	557,316
3.375% due 01/15/2012 (c)	200,414	225,592
3.000% due 07/15/2012	685,593	751,154
1.875% due 07/15/2013	35,245	35,068
3.625% due 04/15/2028 (c)	907,625	1,093,972
3.875% due 04/15/2029	872,787	1,099,575
3.375% due 04/15/2032	173,326	207,856

Total U.S. Treasury Obligations (Cost $8,814,657)		9,215,706

MORTGAGE-BACKED SECURITIES 0.8%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	1,538	1,560
Fannie Mae
1.510% due 11/25/2032 (a)	7,508	7,519
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	1,912	2,013
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	800	802
Residential Asset Securitization Trust
6.860% due 08/25/2029	3,662	3,667
Washington Mutual Mortgage Securities Corp.
3.363% due 02/27/2034 (a)	9,552	9,670

		25,337

Federal Housing Administration 0.0%
7.430% due 12/01/2020	113	113

Government National Mortgage Association 0.5%
6.500% due 05/15/2028-03/15/2033 (d)	41,536	43,660

		43,660

Total Mortgage-Backed Securities (Cost $68,743)		69,110

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	137

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		$64	$64
American Residential Eagle Trust
1.375% due 07/25/2029 (a)		1,037	1,038
Asset-Backed Securities Corp. Home Equity Loan Trust
1.470% due 06/21/2029 (a)		373	374
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)		1,815	1,819
Citifinancial Mortgage Securities, Inc.
1.410% due 01/25/2033 (a)		18,001	18,031
Conseco Finance Corp.
7.890% due 07/15/2018		6	6
8.170% due 12/15/2025		1,772	1,842
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		714	730
EQCC Home Equity Loan Trust
1.579% due 03/20/2029 (a)		77	77
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		11,173	11,193

Total Asset-Backed Securities (Cost $35,049)			35,174

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.125% due 04/15/2006 (a)		7,344	7,179
2.187% due 04/15/2009 (a)		4,306	3,870
11.000% due 01/11/2012		1,600	1,648
8.000% due 04/15/2014		23,520	21,610
11.000% due 08/17/2040		5,300	5,008
United Mexican States
6.375% due 01/16/2013		20,700	21,890
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		718	10
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $59,799)			61,218

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.4%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (e)	EC	5,333	6,678
Commonwealth of Canada
4.250% due 12/01/2021 (e)	C$	2,472	2,152
4.000% due 12/01/2031 (e)		7,866	6,872
3.000% due 12/01/2036 (e)		13,000	9,557
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	36,700	27,237
Republic of France
3.000% due 07/25/2012 (e)	EC	34,582	43,728
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	16,345

Total Foreign Currency-Denominated Issues (Cost $88,997)			112,569

SHORT-TERM INSTRUMENTS 2.2%
Commercial Paper 0.3%
HBOS Treasury Services PLC
1.065% due 12/23/2003		1,200	1,197
1.105% due 01/23/2004		13,000	12,955
Royal Bank of Scotland PLC
1.055% due 12/16/2003		4,000	3,991
1.085% due 01/20/2004		5,000	4,983

			23,126

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $14,084. Repurchase proceeds are $13,805.)		13,805	13,805

U.S. Treasury Bills 1.7%
4.250% due 08/15/2013 (b)(d)(h)		$40,825	$143,273

Total Short-Term Instruments (Cost $179,236)			180,204

Total Investments 125.2% (Cost $9,966,650)			$10,404,796
Written Options (f) (0.0%) (Premiums $1,427)			(636)
Other Assets and Liabilities (Net) (25.2%)			(2,092,240)

Net Assets 100.0%			$8,311,920

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities with an aggregate market value of $22,424 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10-Year Note
(12/2003)—Long	250	$884
U.S. Treasury 10-Year Note
(12/2003)—Long	4,267	23,653
U.S. Treasury 10-Year Bond
(12/2003)—Short	46	(201)
U.S. Treasury 30-Year Note
(12/2003)—Short	259	(1,851)

		$22,485

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $2,185,097 and $2,203,253, respectively, as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call - OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 03/03/2004	$65,000	$1,427	$636

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP 250,000	$(1,295)
Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005	$80,000	(21)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	30,000	1,040
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	10,000	(957)

		$(1,233)

(h)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $3,993 as of September 30, 2003.

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$127,800	$131,998	$130,014
U.S. Treasury Note	3.125	09/15/2008	177,200	179,720	178,613
U.S. Treasury Note	5.750	08/15/2010	100,000	114,520	111,740
U.S. Treasury Note	4.000	11/15/2012	37,100	37,552	36,512
U.S. Treasury Note	4.250	08/15/2013	351,600	360,541	351,760

				$824,331	$808,639

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency		Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$		25,521	10/2003	$0	$(320)	$(320)
Sell		EC	44,758	11/2003	0	(707)	(707)
Sell	N$		46,628	10/2003	1	(1,209)	(1,208)
Sell			46,628	11/2003	0	(21)	(21)
Buy			46,628	10/2003	29	0	29

					$30	$(2,257)	$(2,227)

(k)	Principal amount denoted in indicated currency:

BP—British Pound
C$—Canadian Dollar
EC—Euro
N$—New Zealand Dollar

138	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Real Return Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 1.9%
Banking & Finance 1.5%
CIT Group, Inc.
2.360% due 01/09/2004 (a)	$400	$401
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	250	250

		651

Utilities 0.4%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	200	201

Total Corporate Bonds & Notes (Cost $851)		852

U.S. TREASURY OBLIGATIONS 93.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	580	639
3.625% due 01/15/2008 (b)	3,427	3,846
3.875% due 01/15/2009	9,195	10,506
4.250% due 01/15/2010	547	642
3.500% due 01/15/2011	1,057	1,196
3.375% due 01/15/2012	518	583
3.000% due 07/15/2012	9,205	10,085
3.625% due 04/15/2028	5,685	6,852
3.875% due 04/15/2029	6,152	7,751

Total U.S. Treasury Obligations (Cost $40,313)		42,100

SOVEREIGN ISSUES 0.5%
United Mexican States
6.375% due 01/16/2013	200	211

Total Sovereign Issues (Cost $195)		211

SHORT-TERM INSTRUMENTS 11.7%
Commercial Paper 10.6%
Fannie Mae
1.060% due 12/15/2003	200	200
1.075% due 12/15/2003	1,000	998
1.130% due 02/25/2004	2,000	1,991
1.130% due 02/25/2004	1,000	995
HBOS Treasury Services PLC
1.065% due 12/09/2003	600	599

		4,783

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 2.875% due 09/15/2005 valued at $241. Repurchase proceeds are $234.)	234	234

U.S. Treasury Bill 0.6%
1.010% due 12/18/2003 (d)	265	264

Total Short-Term Instruments (Cost $5,281)		5,281

Total Investments 107.7% (Cost $46,640)		$48,444
Other Assets and Liabilities (Net) (7.7%)		(3,460)

Net Assets 100.0%		$44,984

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $3,808 and $3,828, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $264 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10-Year Note (12/2003)—Long	16	$94

(e)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.000	11/15/2012	$250	$253	$246
U.S. Treasury Note	4.250	08/15/2013	1,200	1,231	1,199

				$1,484	$1,445

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	139

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.7%
Alaska 1.5%
Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,250
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	3,093

		6,343

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.840% due 01/01/2032 (a)	5,000	5,000
Arizona State Transportation Board of Excise Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 12/15/2005	3,000	3,251
Tempe, Arizona General Obligation Bonds, Series 2003
5.000% due 07/01/2006	590	646

		8,897

California 4.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,035
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,580
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	930
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,050
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,261

		18,856

Colorado 4.2%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	408
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,380
Colorado Department of Transportation Revenue Bonds (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,722
Colorado Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1997
0.800% due 12/01/2025 (a)	1,600	1,600
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,549
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	362

		17,021

Connecticut 0.2%
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	$140	$144
4.000% due 04/15/2007	560	595

		739

Florida 4.4%
Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,108
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	707
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,421
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
0.697% due 12/01/2017 (a)	500	495
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	440	486
Jacksonville, Florida Capital Projects Revenue Bonds, (AMBAC Insured), Series 2003
1.100% due 10/01/2025 (a)	1,500	1,500
Orange County, Florida School Board Certificate of Participation Bonds, (AMBAC Insured), Series 2000
1.200% due 08/01/2025 (a)	4,230	4,230
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.884% due 10/01/2015 (a)	750	770
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	510
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,565

		17,792

Georgia 2.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.200% due 11/01/2041 (a)	4,250	4,250
Coweta County, Georgia School District General Obligation Bonds, (State Aid Withholding Insured), Series 2002
3.250% due 08/01/2004	560	570
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,533
6.750% due 12/01/2010	1,000	1,249

		10,602

Illinois 8.2%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,566
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,035
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, (SPA Insured), Series 2002
1.100% due 12/01/2031 (a)	5,600	5,600
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	$475	$537
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,094
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,298
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,146
6.500% due 11/15/2009	3,750	4,565
Cook County, Illinois High School District No. 205 General Obligation Ltd. Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,563
0.000% due 06/01/2005	500	487
Du Page, Illinois Water Commission Revenue Bonds, Series 2003
5.000% due 05/01/2006	2,250	2,451
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	327
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	389
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	270	292
Illinois Health Facilities Authority Revenue Bonds, Series 1998
1.250% due 08/01/2026 (a)	2,880	2,880
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	325
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,060
Illinois State Toll Highway Authority Revenue Bonds, (MBIA Insured), Series 1993
1.050% due 01/01/2010 (a)	1,850	1,850
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,101

		33,566

Indiana 3.2%
Indiana Health Facility Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
0.850% due 03/01/2033 (a)	2,500	2,500
1.000% due 11/15/2036 (a)	2,500	2,500
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 02/01/2020	8,000	8,000

		13,000

140	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Kansas 0.1%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	$500	$522

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 1.4%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,549

Massachusetts 2.7%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	15	15
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,438
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,144
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,131
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.050% due 12/01/2037 (a)	4,000	4,000
Route 3 North Transit Improvement Association Lease Revenue Bonds, (AMBAC Insured), Series 2002
1.100% due 06/15/2033 (a)	3,200	3,200

		10,928

Michigan 10.1%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	5,000	5,456
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,644
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2003
1.200% due 07/01/2033	4,400	4,400
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	2,600	2,600
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,268
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,832
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,760
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,127
5.250% due 05/15/2009	1,000	1,144
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	$2,750	$3,283
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,703
Saline, Michigan Area Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	3,230	3,230

		41,447

Minnesota 1.4%
Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,772

Missouri 3.4%
Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,156
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,739
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2000
1.080% due 07/01/2035 (a)	2,900	2,900
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2003
1.110% due 11/15/2026	3,825	3,825
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA—Morgan Guaranty Trust Insured), Series 1996
1.180% due 09/01/2030 (a)	4,300	4,300
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	60	61

		13,981

Montana 0.5%
Montana State Higher Education Student Assistance Revenue Bonds, (GTD STD LNS Insured), Series 2000
0.950% due 12/01/2033	2,000	2,000

Nebraska 0.9%
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,841

Nevada 2.3%
Clark County, Nevada General Obligation Bonds, Series 2003
5.000% due 07/01/2006	3,500	3,819
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	2,265	2,265
1.150% due 06/15/2021 (a)	3,385	3,385

		9,469

New Jersey 4.7%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	620
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,728
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	$5,570	$6,169
5.000% due 06/15/2010	320	358
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,255
Rutgers State University, New Jersey Revenue Bonds, (SPA—Landesbank Insured), Series 2002
1.150% due 05/01/2018	2,600	2,600
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,381

		19,237

New Mexico 2.9%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,673
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,267
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,111

		12,051

New York 6.3%
Long Island, New York Power & Electric Authority Revenue Bonds, Series 2003
5.000% due 06/01/2006	2,500	2,706
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	921
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,352
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,382
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,839
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,248
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,812
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, Series 2002
0.770% due 11/01/2032	2,000	2,000
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,654
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,789

		25,703

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	141

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

North Carolina 2.5%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.100% due 07/01/2027	$1,000	$1,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2000
1.100% due 10/01/2017 (a)	2,000	2,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2002
1.100% due 10/01/2022 (a)	3,000	3,000
Mecklenburg County, North Carolina General Obligation Bonds, (Bank of America Insured), Series 2002
1.100% due 02/01/2022 (a)	3,000	3,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,153

		10,153

Ohio 3.0%
Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,167
Cleveland, Ohio Waterworks Revenue Bonds, (FGIC Insured), Series 2002
1.200% due 01/01/2033 (a)	1,900	1,900
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,248
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,938
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,600
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,240

		12,093

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	250	270

Oregon 1.4%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,703

Pennsylvania 1.3%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,387
5.000% due 06/01/2006	1,400	1,532
5.000% due 06/01/2007	1,390	1,543
Deer Lakes, Pennsylvania School District, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	150	152
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	564

		5,178

Puerto Rico 0.8%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	$250	$294
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,915

		3,209

South Carolina 1.9%
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010 (a)	3,300	3,740
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031	4,000	4,000

		7,740

Tennessee 0.9%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,295
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	430	491

		3,786

Texas 7.3%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,231
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,636
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	305
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	830
Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,576
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	988
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	260	120
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,199
6.800% due 12/15/2011	3,000	3,756
Humble, Texas Independent School District General Obligation Bonds, Series 2003
0.990% due 06/15/2023 (a)	3,000	3,000
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,046
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	431
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	$400	$468
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.200% due 10/01/2015 (a)	3,350	3,350
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	305
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,098
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,193
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,214
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	770

		30,016

Utah 0.1%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	312

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	794

Virginia 2.7%
Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,176
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.150% due 02/15/2038 (a)	500	500
Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	3,580	3,936
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,336

		10,948

Washington 4.1%
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,620
5.000% due 07/01/2006	1,500	1,644
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,724
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,176

142	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	$1,000	$1,134
Washington State Public Power Supply System & Nuclear Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 07/01/2006	2,100	2,324

		16,622

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	145	174

Wisconsin 2.5%
Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,204
5.500% due 06/01/2005	5,635	5,757
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	520	558
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	286
3.750% due 04/01/2009	240	255
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144

		10,204

Total Municipal Bonds & Notes (Cost $390,293)		394,819

MORTGAGE-BACKED SECURITIES 1.0%
Municipal Bonds & Notes 1.0%
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,218

Total Mortgage-Backed Securities (Cost $4,221)		4,218

SHORT-TERM INSTRUMENTS 1.9%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $461. Repurchase proceeds are $448.)	448	448

U.S. Treasury Bills 1.8%
1.010% due 12/11/2003 - 12/18/2003 (b)	7,390	7,373

Total Short-Term Instruments (Cost $7,823)		7,821

Total Investments 99.6% (Cost $402,337)		$406,858
Written Options (c) (0.5%) (Premiums $974)		(2,264)
Other Assets and Liabilities (Net) 0.9%		3,781

Net Assets 100.0%		$408,375

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	917	$974	$2,264

(d)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013	$30,000	$687

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	143

Schedule of Investments

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.1%
Banking & Finance 6.6%
Banco Nacional Obra Services
9.625% due 11/15/2003	$3,900	$3,939
Bankunited FSB
5.400% due 02/02/2004	4,000	4,058
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,200
1.417% due 09/21/2004 (a)	900	904
1.655% due 07/15/2005 (a)	4,801	4,840
1.355% due 09/16/2005 (a)	5,000	4,998
CIT Group, Inc.
2.360% due 01/09/2004	5,250	5,267
5.500% due 02/15/2004	5,200	5,279
2.618% due 07/30/2004 (a)	15,200	15,348
7.125% due 10/15/2004	9,701	10,252
Credit Suisse First Boston
5.250% due 10/27/2005 (a)	2,600	2,739
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,467
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,472
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	11,092	11,102
1.360% due 04/26/2004 (a)	17,400	17,362
1.460% due 07/19/2004 (a)	6,700	6,677
7.500% due 03/15/2005	25,000	26,535
7.750% due 03/15/2005	7,440	7,918
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,850	3,821
General Motors Acceptance Corp.
1.590% due 11/07/2003 (a)	10,000	10,000
2.049% due 01/20/2004 (a)	14,040	14,052
1.914% due 05/04/2004 (a)	19,598	19,620
HBOS Treasury Services PLC
1.150% due 07/29/2005 (a)	1,500	1,500
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	3,300	3,335
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,024
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,751
US Bank National Association
1.230% due 11/14/2003 (a)	31,020	31,022
USAA Capital Corp.
7.050% due 11/08/2006	445	515
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	17,510	17,520
Westpac Trust Securities NZ Ltd.
1.210% due 01/29/2004 (a)	5,000	5,000

		301,517

Industrials 5.4%
Air Canada
1.975% due 07/31/2005 (a)(b)	909	373
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,880	5,953
Cox Communications, Inc.
7.170% due 10/01/2003	5,043	5,043
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2004	20	20
1.450% due 08/16/2004 (a)	36,208	36,164
Fort James Corp.
6.625% due 09/15/2004	3,840	3,955
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,000	2,010
Hilton Hotels Corp.
7.000% due 07/15/2004	8,676	8,947
International Game Technology
7.875% due 05/15/2004	11,799	12,224
ITT Corp.
6.750% due 11/15/2003	3,500	3,513
Jones Intercable, Inc.
8.875% due 04/01/2007	$10,360	$11,117
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	7,170	7,147
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,943
Mirage Resorts, Inc.
6.625% due 02/01/2005	290	303
7.250% due 10/15/2006	1,500	1,609
News America Holdings
7.430% due 10/01/2026	18,500	21,725
Norfolk Southern Corp.
7.050% due 05/01/2037	20,975	23,915
PanAmSat Corp.
6.125% due 01/15/2005	11,920	12,188
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,528
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,126
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,876
Raytheon Co.
5.700% due 11/01/2003	16,848	16,884
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,259
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,428
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,241
United Airlines, Inc.
1.360% due 03/02/2004 (a)	9,311	7,309
Waste Management, Inc.
6.375% due 12/01/2003	12,165	12,250
7.000% due 10/01/2004	500	524
Xerox Capital Europe PLC
5.875% due 05/15/2004	5,000	5,050
Xerox Corp.
5.500% due 11/15/2003	1,600	1,604

		248,228

Utilities 4.1%
AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,257
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,781
British Telecom PLC
2.435% due 12/15/2003 (a)	58,001	58,126
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,634
7.110% due 11/15/2038 (a)	1,500	1,505
Edison International, Inc.
6.875% due 09/15/2004	1,665	1,702
Entergy Gulf States, Inc.
8.250% due 04/01/2004	13,060	13,482
1.960% due 06/18/2007 (a)	7,450	7,472
5.200% due 12/03/2007	1,150	1,183
Niagara Mohawk Power Co.
8.000% due 06/01/2004	50	52
Ohio Edison Co.
4.000% due 05/01/2008	8,335	8,248
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	1,900	1,924
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	5,000	5,001
3.750% due 02/15/2006	4,500	4,582
Potomac Electric Power
6.500% due 09/15/2005	1,500	1,628
Progress Energy, Inc.
6.550% due 03/01/2004	9,591	9,785
PSE&G Energy Holdings, Inc.
9.125% due 02/10/2004	1,580	1,604
Southern California Edison Co.
5.875% due 09/01/2004	6,600	6,782
Sprint Capital Corp.
5.700% due 11/15/2003	$19,655	$19,720
5.875% due 05/01/2004	14,680	14,977
United Telephone Co. of Florida
7.250% due 12/15/2004	2,000	2,119
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,248
WorldCom, Inc. - WorldCom Group
7.375% due 01/15/2011 (b)	7,600	2,527

		188,339

Total Corporate Bonds & Notes (Cost $732,229)		738,084

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	24,100	24,187

Total Municipal Bonds & Notes (Cost $24,151)		24,187

U.S. GOVERNMENT AGENCIES 0.8%
Federal Home Loan Bank
3.125% due 11/14/2003	500	502
Freddie Mac
4.050% due 06/21/2005	21,300	21,749
4.450% due 07/28/2005	15,000	15,160
4.250% due 03/22/2006	1,400	1,419

Total U.S. Government Agencies (Cost $39,015)		38,830

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	1,219	1,341
3.625% due 01/15/2008	73,555	82,554
3.875% due 01/15/2009	7,087	8,097
U.S.Treasury Note
1.625% due 09/30/2005	91,900	92,202

Total U.S. Treasury Obligations (Cost $183,713)		184,194

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.6%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	3,880	3,840
Bank of America Mortgage Securities, Inc.
6.341% due 07/25/2032 (a)	4,657	4,767
5.753% due 10/20/2032 (a)	13,478	13,782
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	2,076	2,073
5.351% due 10/25/2032 (a)	1,201	1,239
Countrywide Home Loans
6.500% due 07/25/2013	266	267
6.050% due 04/25/2029	846	850
4.994% due 09/19/2032 (a)	6,427	6,495
Credit-Based Asset Servicing& Securitization LLC
1.450% due 01/25/2032 (a)	497	498
CS First Boston Mortgage Securities Corp.
2.000% due 03/25/2032 (a)	702	698
1.510% due 05/25/2032 (a)	7,440	7,447
1.886% due 08/25/2033 (a)	28,225	27,810
Fannie Mae
6.000% due 02/25/2008	190	196
1.710% due 10/25/2017 (a)	1,363	1,374
8.922% due 06/25/2032 (a)	3,060	3,527
6.500% due 10/25/2042	4,552	4,840
Federal Housing Administration
7.435% due 02/01/2019	350	351
7.350% due 04/01/2019	841	846

144	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

FFCA Secured Lending Corp.
7.850% due 10/18/2017	$1,000	$1,089
First Republic Mortgage Loan Trust
1.430% due 06/25/2030 (a)	2,669	2,673
1.470% due 11/15/2031	2,068	2,070
1.420% due 08/15/2032 (a)	31,248	30,871
Freddie Mac
5.000% due 07/15/2021	1,529	1,530
5.625% due 07/15/2028	2,709	2,740
5.750% due 06/15/2029	3,542	3,595
5.750% due 05/15/2031	7,104	7,168
6.500% due 07/25/2043 (l)	1,100	1,171
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,083
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (l)	20,949	20,643
Impac CMB Trust
1.400% due 11/25/2031 (a)	1,719	1,722
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031	4,669	4,666
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,045	4,105
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	10,000	10,024
MLCC Mortgage Investors, Inc.
1.500% due 03/15/2025 (a)	2,293	2,296
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	1,181	1,210
7.500% due 02/25/2031	8	8
Prudential Home Mortgage Securities
6.950% due 11/25/2022	136	136
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	150	150
6.500% due 03/25/2032	1,658	1,686
Resolution Trust Corp.
5.101% due 05/25/2029 (a)	207	207
Sequoia Mortgage Trust
1.490% due 10/20/2027 (a)	15,063	15,148
1.450% due 06/20/2032 (a)	818	814
1.460% due 07/20/2033 (a)	15,823	15,732
Small Business Administration
7.540% due 08/10/2009	1,075	1,202
Structured Asset Mortgage Investments, Inc.
1.440% due 09/19/2032 (a)	899	895
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	3,040	3,097
6.142% due 02/25/2032 (a)	3,485	3,595
1.610% due 07/25/2032 (a)	8,580	8,606
1.620% due 07/25/2032 (a)	1,696	1,703
6.150% due 07/25/2032 (a)	8,701	8,858
1.400% due 01/25/2033 (a)	18,677	18,644
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,212	1,278
Wachovia Bank Commercial Mortgage Trust
1.310% due 06/15/2013 (a)	13,775	13,727
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	633	635
5.195% due 10/25/2032 (a)	9,958	10,116
5.450% due 02/25/2033 (a)	7,708	7,920
1.510% due 08/25/2033 (a)	3,607	3,601
6.002% due 10/19/2039 (a)	452	452
6.044% due 10/19/2039 (a)	2,529	2,546
3.859% due 01/25/2041 (a)	654	653
Wells Fargo Mortgage-Backed Securities Trust
6.541% due 10/25/2031 (a)	1,816	1,822
5.933% due 01/25/2032	532	531

		303,318

Fannie Mae 5.7%
3.380% due 05/01/2021 (a)	336	341
3.460% due 02/01/2018-04/01/2029 (a)(d)	635	643
3.530% due 01/01/2029 (a)	71	72
3.890% due 05/01/2036 (a)	41,839	42,445
4.000% due 08/01/2029 (a)	$7,133	$7,415
4.230% due 11/01/2025 (a)	75	76
4.274% due 05/01/2036 (a)	552	565
5.430% due 01/01/2032 (a)	4,800	4,959
5.500% due 06/01/2016-06/01/2018 (d)	171,314	177,418
5.601% due 12/01/2040 (a)	4,519	4,696
5.828% due 07/01/2029 (a)	1,480	1,536
6.000% due 01/01/2004-06/01/2017 (d)	22,169	23,148
6.500% due 12/01/2003	20	20
7.000% due 01/01/2005-03/01/2013 (d)	286	296

		263,630

Freddie Mac 0.6%
1.510% due 06/15/2031 (a)	2,572	2,595
5.712% due 11/01/2031 (a)	10,708	10,952
6.500% due 08/01/2032	11,867	12,394

		25,941

Government National Mortgage Association 1.5%
3.250% due 06/20/2029-05/20/2030 (a)(d)	12,594	12,637
4.000% due 08/20/2029-02/20/2032 (a)(d)	21,168	21,214
4.250% due 03/20/2029-03/20/2030 (a)(d)	5,876	5,989
4.375% due 02/20/2024 (a)	3,695	3,773
4.380% due 04/20/2025-06/20/2027 (a)(d)	4,367	4,482
4.500% due 04/20/2030 (a)	5,966	6,038
5.630% due 11/20/2026-10/20/2027 (a)(d)	4,412	4,594
5.750% due 09/20/2023-09/20/2027 (a)(d)	2,557	2,615
6.000% due 01/15/2032-03/15/2032 (d)	6,462	6,721
8.000% due 07/15/2030-05/15/2032 (d)	1,495	1,616
8.500% due 06/20/2027	1,117	1,207

		70,886

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	304	32
Freddie Mac (IO)
6.500% due 11/15/2007	832	27
6.500% due 12/15/2021	142	1
7.000% due 05/15/2023	516	13

		73

Total Mortgage-Backed Securities (Cost $664,670)		663,848

ASSET-BACKED SECURITIES 6.8%
Advanta Revolving Home Equity Loan Trust
1.490% due 01/25/2024 (a)	66	66
American Residential Eagle Trust
1.450% due 07/25/2029 (a)	276	277
Ameriquest Mortgage Securities, Inc.
1.862% due 11/25/2019	5,855	5,863
1.520% due 02/25/2033 (a)	5,587	5,597
1.520% due 03/25/2033 (a)	3,928	3,935
Amortizing Residential Collateral Trust
1.460% due 10/25/2031 (a)	7,875	7,878
1.400% due 07/25/2032 (a)	588	587
1.320% due 11/25/2032 (a)	2,201	2,203
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	4,500	4,512
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.370% due 08/21/2030 (a)	575	574
Bayview Financial Acquisition Trust
1.570% due 08/28/2034 (a)	$4,510	$4,522
Bear Stearns Asset-Backed Securities, Inc.
1.440% due 10/25/2032 (a)	7,317	7,329
1.560% due 07/25/2033 (a)	15,208	15,244
Brazos Student Loan Finance Co.
1.909% due 06/01/2023 (a)	11,562	11,693
Capital Asset Research Funding LP
6.400% due 12/15/2004	674	684
5.905% due 12/15/2005 (l)	164	163
Centex Home Equity Loan Trust
1.430% due 09/26/2033 (a)	10,650	10,532
Chase Funding Loan Acquisition Trust
1.360% due 07/25/2030 (a)	4,459	4,460
1.470% due 07/25/2031 (a)	5,547	5,557
Chase Funding Mortgage Loan Asset-Backed Certificates
1.340% due 10/25/2030 (a)	518	519
CIT Group Home Equity Loan Trust
1.380% due 06/25/2033 (a)	805	806
Comcast Cable Communications
2.245% due 11/30/2006	5,000	4,981
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	907	922
Countrywide Asset-Backed Certificates
1.220% due 06/25/2021 (a)	2,730	2,732
Countrywide Home Equity Loan Trust
1.360% due 08/15/2025 (a)	277	276
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	807	808
1.460% due 02/25/2032 (a)	3,077	3,083
1.550% due 08/25/2032 (a)	7,789	7,807
Delta Funding Home Equity Loan Trust
1.530% due 09/15/2029 (a)	327	327
EQCC Home Equity Loan Trust
7.067% due 11/25/2024	1,220	1,238
Financial Asset Securities Corp. AAA Trust
1.240% due 09/25/2033 (a)	9,349	9,235
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.460% due 09/25/2032 (a)	18,248	18,271
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	8,165	8,169
GMAC Mortgage Corp. Loan Trust
1.400% due 06/18/2027 (a)	465	465
Green Tree Home Improvement Loan Trust
1.290% due 08/15/2029 (a)	938	938
GSAMP Trust
1.430% due 07/25/2032 (a)	2,962	2,960
HFC Home Equity Loan Asset-Backed Certificates
1.390% due 05/20/2031	867	867
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	6,555	6,567
Home Equity Mortgage Trust
1.510% due 09/25/2033 (a)	1,866	1,865
1.950% due 01/15/2034 (a)(l)	6,750	6,750
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	1,530	1,533
Irwin Home Equity Loan Trust
1.620% due 06/25/2028 (a)	7,716	7,614
1.400% due 06/25/2029 (a)	953	952
1.390% due 07/25/2032 (a)	4,039	4,037
Long Beach Mortgage Loan Trust
1.400% due 11/25/2009 (a)	5,479	5,487
1.470% due 03/25/2032	14,886	14,900
1.520% due 03/25/2033 (a)	8,606	8,619
Merrill Lynch Mortgage Investors, Inc.
1.440% due 05/25/2033 (a)	1,626	1,626
1.470% due 11/25/2033 (a)	2,096	2,097
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.420% due 08/25/2030 (a)	523	515
1.460% due 08/25/2033 (a)	14,021	14,025

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	145

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	$5,919	$5,925
1.470% due 10/26/2031 (a)	3,551	3,553
1.440% due 07/25/2032 (a)	1,753	1,752
1.420% due 09/25/2032 (a)	5,896	5,891
New York City Tax Lien
5.590% due 09/10/2014	1,526	1,475
North Carolina State Education Authority
1.500% due 06/01/2009 (a)	3,347	3,346
Ocwen Mortgage Loan Asset Backed Certificates
1.420% due 10/25/2029 (a)	5,348	5,356
Option One Mortgage Loan Trust
1.390% due 06/25/2032 (a)	995	995
1.380% due 08/25/2032 (a)	5,508	5,499
Regions Auto Receivables Trust
1.940% due 11/15/2004	10,954	10,975
Renaissance Home Equity Loan Trust
1.540% due 08/25/2033 (a)	7,493	7,517
Residential Asset Securities Corp.
1.230% due 05/25/2017 (a)	647	648
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 12/15/2029 (a)	1,946	1,948
1.450% due 12/25/2029 (a)	399	395
1.420% due 03/25/2032 (a)	1,608	1,607
Saxon Asset Securities Trust
1.520% due 12/25/2032 (a)	6,973	6,985
Specialty Underwriting & Residential Finance
1.440% due 01/25/2034 (a)	6,385	6,381
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	752	760
Terwin Mortgage Trust
1.690% due 06/25/2033 (a)	10,716	10,749

Total Asset-Backed Securities (Cost $314,419)		314,424

SOVEREIGN ISSUES 1.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	52,051	50,880
10.000% due 01/16/2007	7,360	7,901
11.500% due 03/12/2008	2,600	2,866
2.187% due 04/15/2009 (a)	5,435	4,885
8.000% due 04/15/2014	493	453

Total Sovereign Issues (Cost $62,230)		66,985

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.1%
France Telecom S.A.
2.000% due 01/01/2004 EC	1,000	1,179
4.000% due 11/29/2005	2,000	2,353

Total Foreign Currency-Denominated Issues (Cost $3,484)		3,532

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
America Online, Inc.
0.000% due 12/06/2019	$19,330	11,928

Total Convertible Bonds & Notes (Cost $11,928)		11,928

SHORT-TERM INSTRUMENTS 55.6%
Commercial Paper 54.7%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	10,100	10,086
Danske Corp.
1.060% due 12/16/2003	40,000	39,908
1.060% due 12/19/2003	78,800	78,612
Fannie Mae
1.010% due 10/01/2003	$108,000	$108,000
1.050% due 10/01/2003	12,400	12,400
1.010% due 10/08/2003	58,700	58,689
5.150% due 10/15/2003	50,000	49,978
1.030% due 10/22/2003	151,050	150,959
1.055% due 11/05/2003	56,000	55,943
1.065% due 11/05/2003	100,000	99,896
1.070% due 11/12/2003	62,400	62,322
1.075% due 11/12/2003	32,600	32,559
1.010% due 11/18/2003	32,600	32,557
1.065% due 11/19/2003	100	100
1.070% due 11/26/2003	130,000	129,782
1.080% due 12/04/2003	100,000	99,808
1.045% due 12/10/2003	46,100	46,003
1.070% due 12/15/2003	10,100	10,077
1.075% due 12/16/2003	10,500	10,476
1.051% due 12/17/2003	79,300	79,116
1.080% due 02/02/2004	100,000	99,622
1.080% due 02/23/2004	216,800	215,840
1.137% due 03/03/2004	40,800	40,608
1.085% due 03/10/2004	40,000	39,803
1.080% due 03/17/2004	100,000	99,485
1.085% due 03/24/2004	100,000	99,463
Federal Home Loan Bank
1.010% due 10/01/2003	100,000	100,000
1.010% due 10/10/2003	200	200
1.014% due 10/22/2003	90,000	89,947
1.020% due 10/22/2003	27,200	27,184
1.045% due 10/29/2003	60,000	59,951
1.154% due 11/05/2003	50,000	49,944
Freddie Mac
1.135% due 10/29/2003	90,000	89,921
1.100% due 12/01/2003	50,000	49,909
General Electric Capital Corp.
1.090% due 12/09/2003	4,200	4,191
1.060% due 12/18/2003	12,600	12,570
HBOS Treasury Services PLC
1.030% due 10/03/2003	35,000	34,998
1.070% due 12/10/2003	30,000	29,937
Kraft Foods, Inc.
2.080% due 02/26/2004	2,070	2,070
2.080% due 02/27/2004	23,200	23,200
Royal Bank of Scotland PLC
1.020% due 10/16/2003	100	100
UBS Finance, Inc.
1.110% due 10/07/2003	81,000	80,986
Westpac Capital Corp.
1.020% due 11/07/2003	75,000	74,921
1.030% due 11/13/2003	20,000	19,975

		2,512,096

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.200% due 08/23/2004 valued at $9,159. Repurchase proceeds are $8,977.)	8,977	8,977

U.S. Treasury Bills 0.7%
1.009% due 12/04/2003- 12/18/2003 (c)(d)(e)	33,915	33,836

Total Short-Term Instruments (Cost $2,554,985)		2,554,909

Total Investments 100.1% (Cost $4,590,824)		$4,600,921
Written Options (g) (0.2%) (Premiums $9,545)		(6,992)
Other Assets and Liabilities (Net) 0.1%		2,053

Net Assets 100.0%		$4,595,982

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $19,209 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.000 (03-2004)—Long	2,981	$(40)
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Long	3,979	(55)
Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	3,693
Eruibor Written Put Optioins
Strike @ 97.500 (03/2004)—Short	2,181	1,599
Euribor Written Put Options
Strike @ 97.000 (12/2004)—Short	4,098	1,200
Euribor Purchased Put Options
Strike @ 93.750 (12/2004)—Long	1,036	(15)
Euribor Purchased Put Options
Strike @ 94.000 (12/2004)—Long	2,864	(41)
Euribor Written Put Options
Strike @ 97.500 (12/2004)—Short	620	(275)
Euribor Purchased Put Optioins
Strike @ 95.000 (12/2004)—Long	620	(1)
Euribor March Futures (03/2005)—Long	260	(194)
Euribor June Futures (06/2005)—Long	93	(114)
Euribor September Futures (09/2005)—Long	93	(126)
Eurodollar December Futures (12/2004)—Long	300	187
U.S. Treasury 10-Year Note (12/2003)—Long	3,416	19,024
U.S. Treasury 10-Year Note (09/2004)—Short	87	(64)

		$24,778

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $2,496 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

146	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000
Exp. 03/15/2004	2,650	$1,697	$16
Put—CME Eurodollar June Futures
Strike @ 97.000
Exp. 06/14/2004	4,396	4,922	247
Put—CME Eurodollar June Futures
Strike @ 97.250
Exp. 06/14/2004	463	612	32

		$7,231	$295

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty : Goldman Sachs & Co.
Strike @ 7.000%* Exp. 01/07/2005	$55,750	$1,225	$357
Call—OTC 7-Year Interest Rate Swap
Counterparty : Goldman Sachs & Co.
Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,714
Call—OTC Norfolk Souther Corp.
7.050% Due 05/01/2037 Strike @ 100.000 Exp. 05/07/2004	20,975	0	2,631
Call—OTC Nuveen California Performance Plus Municipal Fund
7.430% due 10/01/2026 Strike @ 100.000 Exp. 10/01/2006	18,500	0	995
Call 0 OTC AOL Time Warner, Inc.
0.000% due 12/01/2026 Strike @ 63.976 Exp. 12/06/2004	19,330	0	0

		$2,314	$6,697

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	$17,000	$24
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	21,100	32
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$7,500	$12
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	2,920	11
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	510	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	1,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/01/2004	9,870	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	700	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,400	15
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	11,500	131
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	58
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$1,000	$0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/01/2004	19,300	102
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,000	5
Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	2,000	11
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	2,000	7
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	2,000	14
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	925	157
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/03/2005	5,000	(486)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	7,900	274
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	5,000	(478)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004	20,975	(569)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	147

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.430%.
Counterparty: Lehman Brothers, Inc.
Exp. 10/12/2006	$18,500	$(2,104)

$(2,777)

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$29,984	$29,540
U.S. Treasury Note	6.500	02/15/2010	97,370	115,577	112,711
U.S. Treasury Note	5.000	02/15/2011	48,400	53,089	51,808
U.S. Treasury Note	4.250	08/15/2013	165,770	169,986	165,923

				$368,636	$359,982

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	6,864	11/2003	$61	$0	$61
Sell		7,041	11/2003	9	0	9
Sell		5,000	10/2003	0	(32)	(32)

				$70	$(32)	$38

(k)	Principal amount denoted in indicated currency:

EC—Euro

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $28,727, which is 0.63% of net assets.

148	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.2%
Banking & Finance 4.4%
CIT Group, Inc.
5.625% due 05/17/2004	$1,900	$1,950
7.125% due 10/15/2004	2,000	2,114
Ford Motor Credit Co.
6.700% due 07/16/2004	3,400	3,517
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	5,800	5,803
3.140% due 03/04/2005 (a)	2,600	2,633
Korea Development Bank
6.625% due 11/21/2003	2,500	2,517
National Australia Bank Ltd.
1.755% due 05/19/2010 (a)	11,700	11,745
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	8,000	8,043
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	1,100	1,100
Popular North America, Inc.
2.755% due 10/15/2003 (a)	4,700	4,701
Studio RE Ltd.
6.210% due 07/07/2006 (a)	7,300	7,336
Trinom Ltd.
5.060% due 12/18/2004 (a)	1,200	1,207

		52,666

Industrials 0.3%
Air Canada
1.975% due 07/31/2005 (a)(b)	2,273	932
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)	1,100	1,101
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	418
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,048

		3,499

Utilities 1.5%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	11,400	11,434
Hydro—Quebec
1.250% due 09/29/2049 (a)	1,200	1,050
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,813
7.900% due 03/15/2005	1,500	1,621

		17,918

Total Corporate Bonds & Notes (Cost $75,352)		74,083

MUNICIPAL BONDS & NOTES 0.3%
California 0.3%
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,636

Total Municipal Bonds & Notes (Cost $3,682)		3,636

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (h)
3.625% due 01/15/2008 (c)	48,376	54,295
3.875% due 01/15/2009	449	513
3.500% due 01/15/2011	951	1,076

Total U.S. Treasury Obligations (Cost $54,078)		55,884

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 11.1%
Bank Mart
3.599% due 03/01/2019 (a)(d)(l)	1,907	1,903
Bear Stearns Adjustable Rate Mortgage Trust
6.156% due 12/25/2031 (a)(l)	$1,112	$1,113
6.147% due 01/25/2032 (a)	165	165
6.023% due 06/25/2032 (a)	1,521	1,554
5.377% due 01/25/2033 (a)	2,643	2,675
5.206% due 03/25/2033 (a)	3,344	3,448
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	1,647	1,669
CS First Boston Mortgage Securities Corp.
1.660% due 11/25/2031 (a)	2,162	2,169
1.510% due 02/25/2032 (a)	2,161	2,188
2.003% due 03/25/2032 (a)	7,446	7,397
5.809% due 06/25/2032 (a)	887	901
6.188% due 06/25/2032 (a)	2,028	2,091
6.000% due 01/25/2033	2,698	2,718
Fannie Mae
6.263% due 04/25/2020 (a)	9	9
6.000% due 12/25/2028	1,841	1,868
1.520% due 11/25/2032 (a)	10,135	10,151
5.000% due 04/25/2033	10,589	10,839
Federal Home Loan Bank
6.000% due 08/15/2026	1,429	1,438
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	518	524
Freddie Mac
5.000% due 12/15/2013	363	363
5.500% due 11/15/2015	1,130	1,158
5.250% due 04/15/2026	993	997
5.700% due 02/15/2031	5,033	5,162
4.500% due 08/15/2031	25,657	25,783
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	44	43
Government National Mortgage Association
1.520% due 09/20/2030 (a)	30	30
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	2,113	2,120
6.000% due 07/25/2032	298	299
Housing Securities, Inc.
1.810% due 07/25/2032 (a)(l)	94	93
Impac CMB Trust
1.520% due 07/25/2033 (a)	10,058	10,069
MASTR Asset Securitization Trust
5.375% due 10/25/2032	831	846
5.500% due 09/25/2033	5,217	5,294
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(l)	2,531	2,563
PNC Mortgage Securities Corp.
7.375% due 10/25/2030 (a)	178	181
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	31	31
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,765	3,827
Salomon Brothers Mortgage Securities VII, Inc.
5.158% due 12/25/2030 (a)	3,230	3,267
Structured Asset Mortgage Investments, Inc.
9.356% due 06/25/2029 (a)	3,663	3,889
Structured Asset Securities Corp.
1.410% due 10/25/2027 (a)	3,042	3,040
1.600% due 03/25/2031 (a)	1,625	1,639
4.289% due 09/25/2036 (a)	135	133
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	939	967
6.010% due 04/25/2031 (a)	647	647
3.268% due 02/27/2034 (a)	5,779	5,850

		133,111

Fannie Mae 7.8%
3.363% due 04/01/2018 (a)	76	77
3.460% due 05/01/2022 (a)	32	32
4.100% due 07/01/2018 (a)	338	343
4.306% due 11/01/2027 (a)	123	125
4.385% due 11/01/2028 (a)	173	176
4.407% due 07/01/2028 (a)	129	131
4.443% due 04/01/2028 (a)	$110	$112
4.444% due 11/01/2028 (a)	147	150
4.856% due 02/01/2027 (a)	17	17
4.917% due 12/01/2036 (a)	5,328	5,459
5.003% due 12/01/2023 (a)	10	10
5.218% due 09/01/2034 (a)	5,818	5,960
5.329% due 04/01/2033 (a)	3,757	3,850
5.609% due 08/01/2029 (a)	111	114
6.000% due 01/01/2016-10/15/2033 (e)	59,215	61,412
6.500% due 09/01/2005-01/01/2033 (e)	2,593	2,691
7.000% due 02/01/2015-03/01/2015 (e)	5,718	6,086
7.500% due 09/01/2015-05/01/2016 (e)	4,659	4,984
8.000% due 03/01/2030-07/01/2031 (e)	1,172	1,267

		92,996

Freddie Mac 2.3%
4.100% due 07/01/2019 (a)	1,327	1,361
4.172% due 12/01/2022 (a)	185	191
4.316% due 06/01/2022 (a)	137	141
6.000% due 03/01/2016-10/15/2033 (e)	23,189	23,972
6.500% due 08/01/2032	1,954	2,041
8.500% due 04/01/2025-06/01/2025 (e)	40	44

		27,750

Government National Mortgage Association 3.2%
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,069	1,096
4.380% due 05/20/2026-04/20/2027 (a)	2,081	2,135
5.375% due 03/20/2026 (a)	938	959
5.625% due 12/20/2022-12/20/2027 (a)(e)	1,607	1,672
5.750% due 07/20/2018-07/20/2027 (a)(e)	7,555	7,725
6.000% due 10/22/2033	23,000	23,891
8.000% due 04/20/2030	1,232	1,322

		38,800

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	28	3
6.500% due 03/25/2023	700	21

		24

Total Mortgage-Backed Securities (Cost $291,741)		292,681

ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
1.270% due 06/25/2028 (a)	2,243	2,234
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)	1,550	1,552
1.380% due 08/25/2032 (a)	3,197	3,193
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.360% due 08/21/2030 (a)	488	487
Countrywide Asset-Backed Certificates
1.340% due 05/25/2029 (a)	1,501	1,501
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)	2,713	2,711
Green Tree Financial Corp.
6.970% due 04/01/2031	1,009	1,022
Novastar Home Equity Loan
1.395% due 04/25/2028 (a)	742	741

Total Asset-Backed Securities (Cost $13,475)		13,441

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	149

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

SOVEREIGN ISSUES 0.6%
Republic of Brazil
2.125% due 04/15/2006 (a)		$3,960	$3,871
10.000% due 01/16/2007		3,000	3,220
2.187% due 04/15/2009 (a)		776	698

Total Sovereign Issues (Cost $7,533)			7,789

FOREIGN CURRENCY- DENOMINATED ISSUES (j)(k) 0.6%
Commonwealth of New Zealand
4.500% due 02/15/2016 (h)	N$	9,750	7,236

Total Foreign Currency-Denominated Issues (Cost $6,653)			7,236

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,024

Total Convertible Bonds & Notes (Cost $937)			1,024

PREFERRED SECURITY 0.1%

	Shares

DG Funding Trust
3.410% due 12/29/2049 (a)		110	1,155

Total Preferred Security (Cost $1,103)			1,155

SHORT-TERM INSTRUMENTS 66.4%

	Principal Amount (000s)

Certificates of Deposit 2.7%
Wells Fargo Financial, Inc.
1.070% due 10/07/2003		$33,000	33,000

Commercial Paper 58.0%
Anz, Inc.
1.030% due 10/08/2003		27,200	27,195
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		6,200	6,191
Danske Corp.
1.030% due 10/15/2003		21,300	21,291
1.060% due 12/16/2003		10,000	9,977
Fannie Mae
1.050% due 10/01/2003		8,900	8,900
0.985% due 10/08/2003		41,700	41,692
1.000% due 10/15/2003		14,500	14,494
1.025% due 10/22/2003		30,800	30,782
1.045% due 10/29/2003		40,000	39,967
1.055% due 11/05/2003		4,000	3,996
1.067% due 11/05/2003		4,100	4,096
1.070% due 11/12/2003		3,600	3,596
0.985% due 11/19/2003		5,000	4,993
1.055% due 11/19/2003		19,300	19,272
1.075% due 12/03/2003		47,600	47,510
1.110% due 12/11/2003		35,000	34,925
1.080% due 12/15/2003		$12,100	$12,073
1.080% due 02/02/2004		6,500	6,475
1.080% due 02/18/2004		34,800	34,651
1.115% due 02/25/2004		20,000	19,910
1.137% due 03/03/2004		56,500	56,234
1.085% due 03/10/2004		24,500	24,379
1.080% due 03/17/2004		30,000	29,846
Federal Home Loan Bank
1.000% due 10/15/2003		20,000	19,992
1.020% due 10/22/2003		3,500	3,498
1.045% due 10/29/2003		3,000	2,998
1.150% due 10/29/2003		40,000	39,964
Freddie Mac
1.135% due 10/30/2003		40,000	39,963
General Electric Capital Corp.
1.030% due 11/13/2003		2,200	2,197
1.050% due 11/19/2003		7,000	6,990
1.060% due 12/18/2003		15,000	14,965
HBOS Treasury Services PLC
1.070% due 12/10/2003		27,500	27,442
1.105% due 01/23/2004		400	399
Kraft Foods, Inc.
1.940% due 02/27/2004		16,100	16,100
Republic of Italy
1.175% due 10/22/2003		10,700	10,693
Royal Bank of Scotland PLC
1.020% due 10/16/2003		8,400	8,396

			696,042

Repurchase Agreement 1.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 2.550% due 10/29/2004 valued at $14,419. Repurchase Proceeds are $14,135.)		14,135	14,135

U.S. Treasury Bills 4.5%
0.933% due 12/04/2003- 12/18/2003 (c)(e)(f)		54,410	54,297

Total Short-Term Instruments (Cost $797,498)			797,474

Total Investments 104.4% (Cost $1,252,052)			$1,254,403
Written Options (g) (0.0%) (Premiums $382)			(72)
Other Assets and Liabilities (Net) (4.4%)			(53,267)

Net Assets 100.0%			$1,201,064

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $52,312 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	102	$217
Eurodollar September Futures
(09/2004)—Long	66	128
Eurodollar December Futures
(12/2004)—Long	33	48
Eurodollar March Futures
(03/2005)—Long	24	37
Eurodollar June Futures
(06/2005)—Long	23	36
Eurodollar September Futures
(09/2005)—Long	7	1
S & P 500 Index December Futures
(12/2003)—Long	2,565	(5,347)
United Kingdom 90-Day Libor
Futures (12/2003)—Long	6	(7)
United Kingdom 90-Day Libor
Futures (03/2004)—Long	3	(4)
United Kingdom 90-Day Libor
Futures (09/2004)—Long	76	(86)
United Kingdom 90-Day Libor
Futures (12/2004)—Long	70	(71)
U. S. Treasury 5-Year Note
(12/2003)—Long	33	52

		$(4,996)

(d)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Value as Percentage of Net Assets

Bank Mart	07/07/1995	$1,912	$1,903	0.16%

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $17,723 as of September 30, 2003.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750
Exp. 12/15/2003	301	$135	$15

150	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	$10,700	$109	$52
Put—OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%*
Exp. 12/17/2003	10,700	138	5

		$247	$57

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Principal amount of security is adjusted for inflation.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$1,400	$4
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	12
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	6
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2004	376	0
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700%
Counterparty: J.P. Morgan Chase & Co. Exp. 04/03/2004	12	0

		$22

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	439	10/2003	$0	$(34)	$(34)
Buy	JY	135,824	10/2003	0	0	0
Sell	N$	11,567	10/2003	0	(321)	(321)
Sell		11,567	11/2003	0	(5)	(5)
Buy		11,567	10/2003	7	0	7

				$7	$(360)	$(353)

(k)	Principal amount denoted in indicated currency:

BP—British Pound
JY—Japanese Yen
N$—New Zealand Dollar

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $5,672, which is 0.47% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	151

Schedule of Investments

StocksPLUS Short Strategy Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS 78.4%
U.S. Treasury Notes
1.125% due 06/30/2005	$2,100	$2,093

Total U.S. Treasury Obligations (Cost $2,088)		2,093

	# of Contracts
PURCHASED CALL OPTIONS 0.2%
S&P 500 Index Futures (CME)
Strike @ 1300.000 Exp. 06/18/2004	11	5

Total Purchased Call Options (Cost $5)		5

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 19.8%
Repurchase Agreement 11.9%
State Street Bank
0.800% due 10/01/2003	$319	319

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.125% due 05/15/2006 valued at $328. Repurchase proceeds are $319.)
U.S. Treasury Bill 7.9%
0.932% due 12/11/2003 (a)	210	210

Total Short-Term Instruments (Cost $529)		529

Total Investments 98.4% (Cost $2,622)		$2,627
Other Assets and Liabilities (Net) 1.6%		44

Net Assets 100.0%		$2,671

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Securities with an aggregate market value of $210 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Emini S&P Index (12/2003)—Long	628	$(205)
S&P 500 Index December Futures (12/2003)—Short	136	344

		$139

(b)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/

Buy	JY	230	10/2003	$0	$0	$0
Sell		230	10/2003	0	0	0

				$0	$0	$0

(c)	Principal amount denoted in indicated currency:

JY—Japanese Yen

152	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 1.0%
Banking & Finance 0.3%
CIT Group, Inc.
2.430% due 07/30/2004 (a)		$10	$10
2.610% due 01/31/2005 (a)		50	51
General Motors Acceptance Corp.
1.679% due 07/21/2004 (a)		20	20
3.140% due 03/04/2005 (a)		100	101

			182

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)		40	40
4.750% due 01/15/2008		30	31
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	11
Time Warner, Inc.
9.125% due 01/15/2013		30	38
Weyerhaeuser Co.
7.950% due 03/15/2025		30	35

			155

Utilities 0.5%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)		5	5
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		300	301
Sprint Capital Corp.
5.700% due 11/15/2003		10	10

			316

Total Corporate Bonds & Notes (Cost $641)			653

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004		100	100
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021		30	30

			130

New Jersey 0.0%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019		40	37

Total Municipal Bonds & Notes (Cost $171)			167

U.S. TREASURY OBLIGATIONS 6.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		91	102
3.875% due 01/15/2009		135	154
3.000% due 07/15/2012		1,432	1,569
1.875% due 07/15/2013		2,003	1,992
3.625% due 04/15/2028		114	137

Total U.S. Treasury Obligations (Cost $3,916)			3,954

MORTGAGE-BACKED SECURITIES 7.4%
Collateralized Mortgage Obligations 4.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.373% due 01/25/2033 (a)		6	6
5.350% due 03/25/2033 (a)		32	33
Countrywide Alternative Loan Trust
4.750% due 01/25/2033		11	11
Countrywide Home Loans, Inc.
5.262% due 05/19/2032 (a)		3	3
CS First Boston Mortgage Securities Corp.
5.718% due 05/25/2032 (a)		15	15
6.000% due 01/25/2033		145	146
Fannie Mae
1.520% due 11/25/2032 (a)		$375	$376
5.000% due 04/25/2033		101	104
Freddie Mac
5.000% due 12/15/2013		15	15
5.625% due 07/15/2028		2	2
6.000% due 01/15/2029		7	7
5.700% due 02/15/2031		71	73
4.500% due 08/15/2031		965	969
GSR Mortgage Loan Trust
6.000% due 03/25/2032		16	16
6.000% due 07/25/2032		3	3
Impac CMB Trust
1.520% due 07/25/2033 (a)		462	463
MASTR Asset Securitization Trust
5.500% due 09/25/2033		92	93
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(h)		65	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		11	11
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2032		6	6
5.450% due 02/25/2033 (a)		22	23
3.363% due 02/27/2034 (a)		191	193

			2,634

Fannie Mae 2.7%
3.888% due 05/01/2036 (a)		38	39
4.963% due 12/01/2036 (a)		185	190
5.000% due 11/01/2017		500	512
5.250% due 09/01/2034 (a)		233	238
5.355% due 04/01/2033 (a)		137	140
6.000% due 11/01/2032 - 03/01/2033 (b)		573	591
6.500% due 05/01/2032 - 08/01/2032 (b)		33	34
7.000% due 09/01/2013		49	52
8.000% due 12/01/2030		19	21

			1,817

Freddie Mac 0.4%
4.180% due 02/01/2024 (a)		46	47
6.000% due 12/01/2032		89	92
6.500% due 08/01/2032		18	19
8.000% due 01/01/2017		105	115

			273

Government National Mortgage Association 0.3%
4.375% due 03/20/2027 (a)		17	17
6.000% due 10/22/2033		160	166
8.000% due 02/15/2030		7	8

			191

Total Mortgage-Backed Securities (Cost $4,899)			4,915

ASSET-BACKED SECURITIES 0.3%
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)		17	17
Centex Home Equity Loan Trust
5.770% due 11/25/2027		53	53
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)		134	134

Total Asset-Backed Securities (Cost $205)			204

SOVEREIGN ISSUES 0.1%
Republic of South Africa
7.375% due 04/25/2012		30	34
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $55)			55

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.0%
France Telecom S.A.
2.000% due 01/01/2004	EC	16	$19

Total Foreign Currency-Denominated Issues (Cost $16)			19

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 98.375 Exp. 12/15/2003		3	0
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/15/2004		4	0
S&P 500 Index December Futures (CME)
Strike @ 600.000 Exp. 12/19/2003		35	2

Total Purchased Put Options (Cost $2)			2

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 64.2%
Certificates of Deposit 3.0%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003		$1,000	1,000
1.060% due 10/23/2003		1,000	1,000

			2,000

Commercial Paper 52.7%
CBA Finance, Inc.
1.050% due 10/07/2003		700	700
Danske Corp.
1.065% due 11/12/2003		1,000	999
Fannie Mae
1.050% due 10/01/2003		1,200	1,200
1.010% due 10/08/2003		2,700	2,699
1.060% due 10/29/2003		2,000	1,998
1.040% due 11/21/2003		2,600	2,596
1.065% due 12/03/2003		1,000	998
1.075% due 12/03/2003		800	798
1.055% due 12/10/2003		1,600	1,597
1.110% due 12/11/2003		200	199
1.070% due 12/15/2003		400	399
1.010% due 12/24/2003		2,000	1,995
1.080% due 02/02/2004		1,000	998
1.080% due 02/18/2004		1,000	996
1.080% due 02/19/2004		1,000	996
1.080% due 02/23/2004		2,800	2,788
1.130% due 02/25/2004		200	199
1.095% due 03/24/2004		2,300	2,288
Federal Home Loan Bank
1.045% due 10/29/2003		4,000	3,997
1.140% due 11/07/2003		100	100
1.047% due 12/10/2003		200	200
General Electric Capital Corp.
1.060% due 12/18/2003		500	499
1.120% due 01/21/2004		1,000	997
HBOS Treasury Services PLC
1.070% due 12/10/2003		1,000	998
1.065% due 12/23/2003		500	499
Kraft Foods, Inc.
2.080% due 02/27/2004		200	199
Royal Bank of Scotland PLC
1.085% due 11/03/2003		1,000	999
Shell Finance
1.100% due 12/12/2003		1,000	998
Westpac Trust Securities Ltd.
1.030% due 01/28/2004		1,000	996

			34,925

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	153

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.4000% due 09/17/2004 valued at $426. Repurchase proceeds are $417.)	$417	$417

U.S. Treasury Bills 7.9%
1.007% due 12/04/2003-12/18/2003 (b)(d)	5,240	5,228

Total Short-Term Instruments (Cost $42,571)		42,570

Total Investments 79.2% (Cost $52,476)		$52,539
Written Options (e) (0.0%) (Premiums $2)		(4)
Other Assets and Liabilities (Net) 20.8%		13,767

Net Assets 100.0%		$66,302

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $5,228 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Emini S&P 500 Index December Futures
(12/2003)—Long	51	$10
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	5	0
Euribor Purchased Put Options
Strike @ 96.125 (12/2003)—Long	2	0
Eurodollar March Futures
(03/2004)—Long	2	4
Eurodollar March Futures
(03/2005)—Long	2	1
Eurodollar June Futures
(06/2005)—Long	2	1
Eurodollar September Futures
(09/2005)—Long	2	1
Eurodollar December Futures
(12/2004)—Long	2	1
S&P 500 Index December Futures
(12/2003)—Long	199	(674)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	1	0
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	2	0
United Kingdom 90-Day LIBOR
Futures (09/2004)—Long	1	(1)
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	3	(3)
United Kingdom 90-Day LIBOR
Purchased Put Options Strike @ 94.000 (03/2004)—Long	5	0
United Kingdom 90-Day LIBOR
Purchased Put Options Strike @ 93.750 (06/2004)—Long	1	$0
United Kingdom 90-Day LIBOR
Purchased Put Options Strike @ 92.500 (09/2004)—Long	6	0
U.S. Treasury 5-Year Note
(12/2003)—Long	12	41
U.S Treasury 10-Year Note
(12/2003)—Long	23	115

		$(504)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750
Exp. 12/15/2003	2	$1	$0
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	2	1	4

		$2	$4

(f)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BP	37	10/2003	$0	$(3)	$(3)
Sell	EC	27	11/2003	0	0	0
Buy	JY	5,295	10/2003	0	0	0
Sell		5,295	10/2003	0	0	0

				$0	$(3)	$(3)

(g)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66, which is 0.10% of net assets.

154	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Strategic Balanced Fund

September 30, 2003 (Unaudited)

	Shares	Value (000s)

PIMCO FUNDS (a) 99.8%
StocksPLUS	2,117,158	$19,012
Total Return	1,229,896	13,394

Total Investments 99.8%		$32,406
(Cost $31,170)
Other Assets and Liabilities (Net) 0.2%		67

Net Assets 100.0%		$32,473

Notes to Schedule of Investments:

(a)	Institutional Class shares of each PIMCO Fund.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	155

Schedule of Investments

Total Return Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 10.8%
Banking& Finance 5.4%
American Express Travel
5.625% due 01/22/2004	$5,000	$5,062
Associates Corp. of North America
5.750% due 11/01/2003	600	602
Bank of America Corp.
6.625% due 08/01/2007	500	564
7.800% due 02/15/2010	400	481
Bank One Corp.
7.625% due 08/01/2005	65	72
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	17,200	17,210
CIT Group, Inc.
5.625% due 05/17/2004	8,765	8,994
7.125% due 10/15/2004	2,000	2,114
Citicorp
7.125% due 05/15/2006	250	281
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	5,000	4,999
6.700% due 07/16/2004	90	93
6.750% due 08/15/2008	250	257
General Electric Capital Corp.
6.750% due 03/15/2032	100	113
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	24,825	24,846
1.914% due 05/04/2004 (a)	32,700	32,737
7.500% due 07/15/2005	400	430
6.750% due 01/15/2006	135	144
8.000% due 11/01/2031	1,176	1,211
Goldman Sachs Group, Inc.
1.830% due 01/20/2009 (a)	5,000	5,063
Household Finance Corp.
5.875% due 09/25/2004	15,000	15,629
6.750% due 05/15/2011	130	148
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	550	582
Mellon Funding Corp.
5.750% due 11/15/2003	200	201
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	3,000	3,016
NationsBank Corp.
8.625% due 11/15/2003	1,550	1,564
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,595
Travelers Property Casualty Corp.
6.375% due 03/15/2033	500	533
U.S. Trade Funding Corp.
4.260% due 11/15/2014	487	502
Verizon Global Funding Corp.
7.375% due 09/01/2012	45	53
Wells Fargo Bank N.A.
7.550% due 06/21/2010	140	169

		130,265

Industrials 2.5%
AOL Time Warner, Inc.
7.625% due 04/15/2031	2,400	2,738
7.700% due 05/01/2032	9,600	11,063
Continental Airlines, Inc.
7.056% due 03/15/2011	1,600	1,602
Continental Cablevision, Inc.
8.300% due 05/15/2006	695	786
DaimlerChrysler North America Holding Corp.
7.400% due 01/20/2005	400	427
7.200% due 09/01/2009	500	561
Dow Chemical Co.
8.040% due 07/02/2005	2,368	2,480
El Paso Corp.
6.750% due 05/15/2009	16,700	14,028
Ford Motor Co.
7.125% due 11/15/2025	55	50
General Motors Corp.
6.250% due 05/01/2005	$250	$262
8.250% due 07/15/2023	2,200	2,306
GTE California, Inc.
7.650% due 03/15/2007	400	465
Kellogg Co.
7.450% due 04/01/2031	76	93
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	1,550	1,545
7.875% due 09/15/2031	500	589
Kraft Foods, Inc.
6.500% due 11/01/2031	76	81
Qwest Corp.
8.875% due 03/15/2012	2,200	2,453
Target Corp.
7.000% due 07/15/2031	76	88
Time Warner, Inc.
7.975% due 08/15/2004	3,345	3,513
Transcontinental Gas Pipeline Corp.
6.125% due 01/15/2005	300	304
United Airlines, Inc.
9.190% due 12/24/2013 (b)	7,156	2,290
Walt Disney Co.
7.300% due 02/08/2005	500	537
Waste Management, Inc.
6.875% due 05/15/2009	7,000	7,942
Weyerhaeuser Co.
6.750% due 03/15/2012	2,600	2,897
Williams Cos., Inc.
7.625% due 07/15/2019	1,100	1,029

		60,129

Utilities 2.9%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	1,600	1,602
AT&T Corp.
7.500% due 04/01/2004	500	515
8.500% due 11/15/2031	11,200	13,307
Carolina Power & Light, Inc.
7.875% due 04/15/2004	400	414
Citizens Communications Co.
9.250% due 05/15/2011	5,200	6,638
GTE South, Inc.
6.125% due 06/15/2007	250	279
MidAmerican Energy Holdings Co.
5.125% due 01/15/2013	65	67
Progress Energy, Inc.
6.550% due 03/01/2004	400	408
Sprint Capital Corp.
5.700% due 11/15/2003	2,325	2,333
6.000% due 01/15/2007	300	323
6.125% due 11/15/2008	3,500	3,783
6.900% due 05/01/2019	4,300	4,421
8.750% due 03/15/2032	16,200	19,317
TXU Corp.
7.000% due 03/15/2013	14,100	15,360

		68,767

Total Corporate Bonds & Notes (Cost $250,776)		259,161

MUNICIPAL BONDS & NOTES 3.0%
California 0.9%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	6,200	6,222
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	5,300	4,599
6.625% due 06/01/2040	5,300	4,664
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	$5,000	$5,073

		20,558

Florida 0.0%
Florida State Board of Education General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 06/01/2031	500	508
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	195	266

		774

Nevada 0.9%
Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	21,800	21,942

New York 0.2%
New York, New York General Obligation Bonds, Series 2003
5.250% due 06/01/2028	5,500	5,574

North Carolina 0.1%
North Carolina State Educational Assistance Authority Revenue Bonds, (GTD Insured), Series 2000
1.440% due 06/01/2009	2,444	2,443

Texas 0.6%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2003
5.375% due 10/01/2015	6,900	7,789
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.375% due 05/15/2013	3,500	3,946
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	1,700	1,709

		13,444

Washington 0.3%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	3,400	3,858
5.500% due 07/01/2014	2,700	3,066

		6,924

Total Municipal Bonds & Notes (Cost $71,852)		71,659

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.125% due 02/13/2004	500	508
Small Business Administration
7.970% due 01/25/2025	1,391	1,517

Total U.S. Government Agencies (Cost $1,980)		2,025

U.S. TREASURY OBLIGATIONS 7.7%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (c)	16,946	18,646
3.875% due 01/15/2009	32,630	37,285
4.250% due 01/15/2010	3,607	4,235
3.500% due 01/15/2011	16,377	18,537
3.375% due 01/15/2012	2,071	2,331
3.000% due 07/15/2012	32,115	35,186
1.875% due 07/15/2013	3,905	3,885
3.875% due 04/15/2029	51,009	64,263

Total U.S. Treasury Obligations (Cost $177,484)		184,368

156	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 43.9%
Collateralized Mortgage Obligations 4.9%
Bear Stearns Adjustable Rate Mortgage Trust
6.611% due 11/25/2031 (a)	$1,558	$1,570
6.003% due 02/25/2032 (a)	382	381
6.067% due 02/25/2032 (a)	725	727
6.137% due 08/25/2032 (a)	440	449
5.218% due 04/25/2033 (a)	8,745	9,018
Chase Mortgage Finance Corp.
6.221% due 12/25/2029 (a)	1,015	1,027
COMM Mortgage Trust
6.145% due 05/15/2032	2,433	2,598
CS First Boston Mortgage Securities Corp.
6.248% due 04/25/2032 (a)	906	933
6.181% due 06/25/2032 (a)	13,281	13,696
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	54	60
Fannie Mae
9.000% due 06/25/2018	5	6
9.250% due 07/25/2019	545	617
7.000% due 09/25/2020	12	13
6.000% due 02/25/2029	962	972
6.500% due 01/01/2033	4,322	4,596
Federal Home Loan Bank
5.500% due 03/15/2015	684	698
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	277	277
Freddie Mac
5.000% due 09/15/2016	1,856	1,936
9.250% due 11/15/2019	9	9
9.000% due 12/15/2020	277	277
7.000% due 07/15/2022	5,684	6,031
7.500% due 01/15/2023	13,391	14,304
6.000% due 10/15/2026	1,900	1,922
8.000% due 06/15/2030	9,719	10,589
6.000% due 09/15/2032	4,141	4,161
GMAC Commercial Mortgage Securities, Inc.
1.480% due 09/11/2006 (a)	3,000	2,945
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	147	147
Indymac Adjustable Rate Mortgage Trust
6.527% due 01/25/2032 (a)	886	903
Merrill Lynch Mortgage Investors, Inc.
1.410% due 01/20/2030 (a)	2,202	2,204
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,021	1,022
6.654% due 11/10/2030	3,000	3,222
Residential Funding Mortgage Securities I, Inc.
7.000% due 11/25/2027	890	889
6.250% due 09/25/2032	210	210
Salomon Brothers Mortgage Securities VII, Inc.
1.490% due 04/25/2029 (a)	544	545
Small Business Administration
7.449% due 08/01/2010	4,413	4,923
Structured Asset Mortgage Investments, Inc.
5.997% due 03/25/2032 (a)	122	125
1.440% due 09/19/2032 (a)	5,841	5,818
Structured Asset Securities Corp.
6.500% due 10/25/2031 (a)	1,265	1,288
6.250% due 01/25/2032	2,757	2,836
6.143% due 02/25/2032 (a)	1,045	1,079
1.400% due 01/25/2033 (a)	2,995	2,990
Washington Mutual Mortgage Securities Corp.
5.188% due 10/25/2032 (a)	5,973	6,068
Wells Fargo Mortgage-Backed Securities Trust
6.431% due 10/25/2031 (a)	1,944	1,951
5.250% due 01/25/2033	123	123

		116,155

Fannie Mae 33.9%
2.849% due 09/01/2040 (a)	12,401	12,590
2.899% due 02/01/2023 (a)	266	271
3.760% due 03/01/2024 (a)	$7	$8
3.781% due 07/01/2020 (a)	259	268
4.348% due 01/01/2024 (a)	206	213
4.366% due 12/01/2023 (a)	167	171
4.500% due 07/01/2017	108	109
4.608% due 04/01/2024 (a)	245	252
5.000% due 12/01/2016-10/20/2018 (d)(i)	458,986	470,652
5.500% due 03/01/2016-05/01/2018 (d)	58,722	60,810
5.936% due 11/01/2011	8,817	9,726
6.000% due 05/01/2009-10/15/2033 (d)	243,524	252,376
6.500% due 07/01/2013-04/01/2032 (d)	1,070	1,118
7.000% due 08/01/2009-04/01/2032 (d)	1,287	1,367
7.500% due 04/01/2008-05/01/2032 (d)	325	347
7.750% due 10/01/2007	10	10
8.000% due 10/01/2005-10/01/2030 (d)	78	83
8.500% due 10/01/2004-04/01/2017 (d)	127	131
9.000% due 06/01/2010-12/01/2017 (d)	62	67
9.500% due 09/01/2009	11	12
10.000% due 11/01/2021	17	19
11.000% due 09/01/2010	70	80
13.750% due 11/01/2011-09/01/2013 (d)	35	39

		810,719

Federal Housing Administration 0.0%
8.954% due 05/01/2019	89	90

Freddie Mac 3.2%
3.567% due 12/01/2022 (a)	1,264	1,309
5.000% due 10/20/2018-12/01/2031 (d)	10,737	10,978
5.500% due 01/01/2018	243	251
6.000% due 02/01/2016-10/15/2033 (d)	54,086	55,941
6.160% due 02/01/2023 (a)	77	79
6.500% due 12/01/2010-08/01/2032 (d)	6,361	6,645
7.000% due 03/01/2007	5	5
7.250% due 03/01/2006	8	8
7.500% due 01/01/2026	89	96
7.826% due 07/01/2030 (a)	498	516
8.000% due 11/01/2025	20	21
8.250% due 05/01/2008	8	9
9.500% due 02/01/2011-02/01/2018 (d)	41	45
10.000% due 06/01/2011-03/01/2021 (d)	37	42

		75,945

Government National Mortgage Association 1.9%
4.375% due 01/20/2024-06/20/2027 (a)(d)	4,403	4,506
4.380% due 02/20/2024 (a)	1,751	1,790
4.500% due 07/15/2030 (a)	537	538
5.000% due 12/20/2029 (a)	4,528	4,640
5.375% due 05/20/2027 (a)	651	669
5.380% due 06/20/2023 (a)	863	884
5.750% due 09/20/2024-08/20/2027 (a)(d)	6,857	7,012
6.000% due 01/15/2024-10/15/2031 (d)	539	561
6.500% due 09/15/2028-10/15/2032 (d)	6,194	6,514
6.650% due 06/15/2040	15,698	17,763
7.500% due 09/15/2014-05/15/2030 (d)	$176	$188
8.000% due 07/15/2010-04/15/2030 (d)	427	464
8.500% due 11/15/2006	17	18
9.000% due 09/15/2008-11/15/2017 (d)	106	116
9.500% due 01/20/2019-12/15/2021 (d)	41	46
10.000% due 09/15/2004	6	6
12.000% due 01/15/2013-06/15/2015 (d)	11	12

		45,727

Total Mortgage-Backed Securities (Cost $1,028,779)		1,048,636

ASSET-BACKED SECURITIES 2.8%
Amortizing Residential Collateral Trust
1.380% due 06/25/2032 (a)	11,602	11,584
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	1,684	1,680
1.390% due 07/25/2031 (a)	7,243	7,228
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 03/25/2043 (a)	11,579	11,607
Conseco Finance Corp.
7.890% due 07/15/2018	56	56
8.170% due 12/15/2025	10,452	10,869
EMC Mortgage Loan Trust
1.480% due 05/25/2040 (a)	10,493	10,497
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	2,186	2,184
Morgan Stanley Dean Witter Capital I, Inc.
1.450% due 07/25/2032 (a)	4,908	4,907
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	6,711	6,772

Total Asset-Backed Securities (Cost $66,907)		67,384

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021	3,800	2,289

Total Convertible Bonds & Notes (Cost $2,121)		2,289

PREFERRED SECURITY 1.7%
	Shares
KBC Bank Fund Trust III
9.860% due 11/29/2049 (a)	12,000,000	15,256
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	19,700,000	24,500

Total Preferred Security (Cost $32,190)		39,756

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 37.2%
Commercial Paper 34.1%
Fannie Mae
1.010% due 10/15/2003	$29,100	29,089
1.140% due 10/15/2003	10,500	10,495
1.025% due 10/22/2003	40,000	39,976
1.030% due 10/22/2003	50,000	49,970
1.060% due 10/29/2003	50,000	49,959

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	157

Schedule of Investments (Cont.)

Total Return Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.055% due 11/05/2003	$70,000	$69,928
1.075% due 11/12/2003	49,200	49,138
1.010% due 11/17/2003	24,800	24,768
1.010% due 11/18/2003	19,400	19,375
1.055% due 11/19/2003	84,600	84,478
1.040% due 11/21/2003	4,900	4,893
1.075% due 11/26/2003	20,000	19,967
1.055% due 12/03/2003	3,800	3,793
1.070% due 12/03/2003	8,000	7,985
1.075% due 12/03/2003	30,500	30,442
1.080% due 12/09/2003	3,300	3,293
1.047% due 12/10/2003	3,400	3,393
1.055% due 12/10/2003	16,400	16,365
1.080% due 02/02/2004	24,600	24,507
1.080% due 02/19/2004	3,800	3,784
1.080% due 02/23/2004	17,700	17,622
1.115% due 02/25/2004	13,500	13,439
Federal Home Loan Bank
1.010% due 10/08/2003	56,700	56,689
1.010% due 10/10/2003	24,000	23,994
1.020% due 10/22/2003	30,000	29,982
1.135% due 10/31/2003	84,000	83,921
1.065% due 03/19/2004	3,500	3,482
General Electric Capital Corp.
1.070% due 11/06/2003	40,000	39,957

		814,684

Repurchase Agreement 1.7%
State Street Bank
0.800% due 10/01/2003	40,439	40,439

(Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 3.125% due 10/01/2003 valued at $15,753 and Federal Home Loan Bank 2.500% due 12/15/2005 valued at $25,503. Repurchase proceeds are $40,440.)

U.S. Treasury Bills 1.4%
1.010% due 01/25/2001- 12/18/2003 (c)(d)(f)	33,765	33,691

Total Short-Term Instruments (Cost $888,829)		888,814

Total Investments 107.3% (Cost $2,520,919)		$2,564,092
Written Options (g) (0.3%) (Premiums $6,439)		(5,851)
Other Assets and Liabilities (Net) (7.0%)		(167,963)

Net Assets 100.0%		$2,390,278

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $42,236 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	435	$860
Eurodollar March Futures
(03/2005)—Long	326	456
Eurodollar June Futures
(06/2004)—Long	37	66
Eurodollar June Futures
(06/2005)—Long	326	447
Eurodollar September Futures
(09/2004)—Long	214	425
Eurodollar September Futures
(09/2005)—Long	187	125
Eurodollar December Futures
(12/2004)—Long	455	669
U.S. Treasury 5-Year Note
(12/2003)—Long	1,917	7,031
U.S. Treasury 2-Year Note
(12/2003)—Long	5	4
U.S. Treasury 10-Year Note
(12/2003)—Long	2,994	15,672
U.S. Treasury 30-Year Note
(12/2003)—Short	675	(3,440)

		$22,315

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $3,244 as of September 30, 2003.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @ 98.500 Exp. 03/15/2004	38	$19	$35
Put—CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	19	15	0
Put—CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	119	71	3
Put—CME Eurodollar June Futures
Strike @ 98.000 Exp. 06/14/2003	592	389	119
Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	355	193	2
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000 Exp. 11/22/2003	613	406	1,149

		$1,093	$1,308

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%* Exp. 10/19/2004	$9,600	$391	$98
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%** Exp. 10/19/2004	9,600	391	940
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 5.200%** Exp. 11/02/2004	32,300	1,014	1,922
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.700%* Exp. 11/02/2004	52,300	1,697	311
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/15/2003	7,500	79	109
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/16/2003	22,700	244	331
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.500%* Exp. 12/17/2003	7,400	106	3
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	12,400	114	61
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	2,500	43	1
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 3.500%** Exp. 12/17/2003	2,500	18	12
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 4.000%** Exp. 03/03/2004	12,300	204	121
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd. Strike @ 4.000%** Exp. 03/03/2004	11,800	258	116
Call—OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 3.250%** Exp. 03/03/2004	39,700	610	397
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 03/03/2004	12,400	177	121

		$5,346	$4,543

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

158	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$4,100	$11
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	156,700	3,455
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	99,900	1,891

		$5,357

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees.The aggregate value of fair valued securities is $15,626, which is 0.65% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	159

Schedule of Investments

Total Return Fund III

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 10.8%
Banking& Finance 4.1%
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	$395	$445
American General Corp.
7.500% due 07/15/2025	50	60
Anthem Insurance Cos., Inc.
9.125% due 04/01/2010	75	95
9.000% due 04/01/2027	150	196
AXA Financial, Inc.
6.500% due 04/01/2008	125	141
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	400	408
Bank One Corp.
7.625% due 10/15/2026	240	293
Bowater Canada Finance Corp.
7.950% due 11/15/2011	150	155
Cigna Corp.
6.375% due 10/15/2011	90	97
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	900	992
EOP Operating LP
7.500% due 04/19/2029	200	226
Export-Import Bank Korea
7.100% due 03/15/2007	50	56
Farmers Exchange Capital
7.050% due 07/15/2028	595	558
Ford Motor Credit Co.
6.620% due 02/27/2006	1,000	1,050
7.375% due 10/28/2009	165	176
7.250% due 10/25/2011	235	246
Gemstone Investors Ltd.
7.710% due 10/31/2004	1,700	1,687
General Motors Acceptance Corp.
2.751% due 10/16/2003 (a)	4,100	4,102
1.360% due 04/05/2004 (a)	3,200	3,196
1.836% due 05/10/2004 (a)	2,900	2,902
1.830% due 05/17/2004 (a)	10,400	10,406
8.000% due 11/01/2031	800	824
iStar Financial, Inc.
7.000% due 03/15/2008	40	42
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	285	295
MBNA Corp.
6.125% due 03/01/2013	245	262
MDC Holdings, Inc.
7.000% due 12/01/2012	25	27
Metropolitan Life Insurance Co.
7.800% due 11/01/2025	250	300
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	1,000	1,005
NationsBank Corp.
8.625% due 11/15/2003	25	25
Nationwide Mutual Insurance Co.
7.500% due 02/15/2024	155	162
8.250% due 12/01/2031	305	365
New England Mutual Life Insurance Co.
7.875% due 02/15/2024	250	298
Pemex Project Funding Master Trust
9.125% due 10/13/2010	65	78
7.375% due 12/15/2014	500	540
8.625% due 02/01/2022	145	162
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	600	600
3.515% due 07/03/2008 (a)	600	600
4.565% due 07/03/2008 (a)	300	299
Prime Property Funding II
7.000% due 08/15/2004	75	78
ProLogis
5.500% due 03/01/2013	35	37
Prudential Holdings LLC
7.245% due 12/18/2023	$450	$503
8.695% due 12/18/2023	265	326
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,070
Residential Reinsurance Ltd.
6.270% due 06/01/2004 (a)	4,200	4,225
Studio RE Ltd.
6.210% due 07/07/2006 (a)	5,800	5,829
Trinom Ltd.
5.060% due 12/18/2004 (a)	1,000	1,006
UFJ Finance Aruba AEC
6.750% due 07/15/2013	1,300	1,364
Washington Mutual Bank FA
5.500% due 01/15/2013	110	115
World Financial Properties
6.950% due 09/01/2013	236	264

		48,188

Industrials 3.5%
Abitibi-Consolidated, Inc.
8.850% due 08/01/2030	70	73
AOL Time Warner, Inc.
7.625% due 04/15/2031	255	291
7.700% due 05/01/2032	5,400	6,223
ArvinMeritor, Inc.
8.750% due 03/01/2012	180	189
Belo Corp.
8.000% due 11/01/2008	65	78
Boston Properties, Inc.
6.250% due 01/15/2013	70	76
Cendant Corp.
7.375% due 01/15/2013	115	133
7.125% due 03/15/2015	125	142
Centex Corp.
7.875% due 02/01/2011	80	95
Coastal Corp.
9.625% due 05/15/2012	3,000	2,805
Comcast Cable Communications, Inc.
8.375% due 05/01/2007	115	135
Continental Airlines, Inc.
7.461% due 04/01/2015	50	48
6.900% due 01/02/2018	135	127
6.545% due 02/02/2019	87	85
7.256% due 03/15/2020	562	553
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004 (a)	6,000	6,002
8.500% due 01/18/2031	240	281
Dow Chemical Co.
6.000% due 10/01/2012	1,100	1,157
El Paso Corp.
8.050% due 10/15/2030	6,050	4,613
7.800% due 08/01/2031	300	223
7.750% due 01/15/2032	400	298
FMC Corp.
10.250% due 11/01/2009	15	17
Health Net, Inc.
8.375% due 04/15/2011	210	254
Hertz Corp.
7.625% due 08/15/2007	55	60
7.400% due 03/01/2011	40	42
7.625% due 06/01/2012	85	89
Inco Ltd.
7.750% due 05/15/2012	105	124
Kerr-McGee Corp.
5.875% due 09/15/2006	35	38
6.875% due 09/15/2011	55	62
Kraft Foods, Inc.
6.250% due 06/01/2012	20	22
Lenfest Communications, Inc.
7.625% due 02/15/2008	80	92
MeadWestvaco Corp.
6.850% due 04/01/2012	100	113
Mohawk Industries, Inc.
7.200% due 04/15/2012	$70	$80
Phelps Dodge Corp.
8.750% due 06/01/2011	55	67
Qwest Corp.
8.875% due 03/15/2012	1,100	1,226
7.250% due 09/15/2025	3,300	3,019
8.875% due 06/01/2031	300	315
7.250% due 10/15/2035	400	358
Sappi Papier Holding AG
6.750% due 06/15/2012	70	78
Sempra Energy
6.000% due 02/01/2013	65	70
Smithfield Foods, Inc.
8.000% due 10/15/2009	45	49
SR Wind Ltd.
6.386% due 05/18/2005 (a)	2,000	2,010
6.886% due 05/18/2005 (a)	1,000	1,014
TCI Communications, Inc.
7.875% due 02/15/2026	95	113
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	7,329
Waste Management, Inc.
7.375% due 05/15/2029	80	92
Weyerhaeuser Co.
6.750% due 03/15/2012	165	184

		40,544

Utilities 3.2%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	700	701
AT&T Corp.
7.800% due 11/15/2011	1,735	2,009
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	5,000	5,948
Bell Atlantic Pennsylvania, Inc.
7.375% due 07/15/2007	75	87
British Telecom PLC
8.625% due 12/15/2030	50	66
Consolidated Natural Gas Co.
6.250% due 11/01/2011	120	134
Dynegy Holdings, Inc.
8.750% due 02/15/2012	5,000	4,600
El Paso Natural Gas Co.
8.375% due 06/15/2032	1,100	993
Exelon Corp.
6.750% due 05/01/2011	80	91
Florida Power & Light Co.
4.850% due 02/01/2013	25	26
France Telecom S.A.
9.250% due 03/01/2011	5,000	6,118
GTE Corp.
6.940% due 04/15/2028	370	399
Progress Energy, Inc.
6.550% due 03/01/2004	200	204
PSEG Energy Holdings, Inc.
9.125% due 02/10/2004	120	122
8.625% due 02/15/2008	70	72
Sprint Capital Corp.
6.000% due 01/15/2007	4,400	4,739
6.125% due 11/15/2008	2,540	2,746
7.625% due 01/30/2011	900	1,016
8.375% due 03/15/2012	80	95
8.750% due 03/15/2032	3,100	3,696
TXU Corp.
6.375% due 10/01/2004	1,000	1,056
6.375% due 06/15/2006	3,000	3,139

		38,057

Total Corporate Bonds & Notes (Cost $118,735)		126,789

160	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 3.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	$2,600	$2,609

Illinois 0.4%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034	4,085	4,142

Nevada 0.9%
Clark County, Nevada General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 06/01/2032	10,000	10,065

New York 0.4%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	600	605
New York Transitional Finance Authority Revenue Bonds, Series 2003
5.000% due 02/01/2033	1,800	1,815
New York, New York General Obligation Bonds, Series 2003
5.250% due 06/01/2028	2,500	2,534

		4,954

Texas 1.1%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2003
5.375% due 10/01/2015	3,100	3,499
Lower Colorado River Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 05/15/2024	4,000	4,064
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2033	700	704
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2027	4,740	4,807

		13,074

Washington 0.3%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2013	1,500	1,702
5.500% due 07/01/2014	1,300	1,476

		3,178

Total Municipal Bonds & Notes (Cost $37,859)		38,022

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
4.750% due 06/18/2007	675	690
4.000% due 09/02/2008	1,150	1,182
Federal Home Loan Bank
3.625% due 10/15/2004	495	507
Small Business Administration
5.130% due 09/01/2023 (j)	1,100	1,128

Total U.S. Government Agencies (Cost $3,467)		3,507

U.S. TREASURY OBLIGATIONS 9.0%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (e)	3,830	4,214
3.875% due 01/15/2009	$24,444	$27,932
4.250% due 01/15/2010	1,640	1,925
3.500% due 01/15/2011	7,819	8,850
3.375% due 01/15/2012	3,728	4,197
3.000% due 07/15/2012	37,740	41,349
1.875% due 07/15/2013	1,702	1,694
3.875% due 04/15/2029	8,390	10,570
U.S. Treasury Notes
3.000% due 01/31/2004	1,300	1,309
5.875% due 02/15/2004	350	356
6.750% due 05/15/2005	900	979
3.500% due 11/15/2006	2,200	2,299

Total U.S. Treasury Obligations (Cost $102,210)		105,674

MORTGAGE-BACKED SECURITIES 32.5%
Collateralized Mortgage Obligations 8.9%
Bank of America Mortgage Securities, Inc.
6.500% due 12/25/2031	109	109
5.796% due 10/20/2032 (a)	2,116	2,164
Bear Stearns Adjustable Rate Mortgage Trust
6.611% due 11/25/2031 (a)	756	761
6.059% due 02/25/2032 (a)	219	219
5.427% due 10/25/2032 (a)	508	524
5.373% due 01/25/2033 (a)	3,374	3,415
5.680% due 01/25/2033 (a)	895	900
Cendant Mortgage Corp.
1.610% due 01/25/2032 (a)(j)	483	479
CS First Boston Mortgage Securities Corp.
6.168% due 12/25/2031	3,190	3,248
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	1,939	1,955
Fannie Mae
7.000% due 09/25/2021	1,190	1,212
6.000% due 02/25/2029	542	548
Federal Home Loan Bank
5.500% due 03/15/2015	298	303
Freddie Mac
5.000% due 09/15/2016	619	645
7.000% due 02/15/2027	9,356	10,055
6.500% due 05/15/2032	27,257	29,111
4.076% due 08/15/2032 (a)	2,473	2,575
GMAC Commercial Mortgage Securities, Inc.
1.480% due 09/11/2006 (a)	4,000	3,927
Government National Mortgage Association
1.703% due 02/16/2030 (a)	632	638
Indymac Adjustable Rate Mortgage Trust
6.527% due 01/25/2032 (a)	431	440
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	2,540	2,601
Residential Accredit Loans, Inc.
7.250% due 01/25/2026	393	393
6.500% due 12/25/2028	24,000	24,546
Residential Funding Mortgage Securities I, Inc.
5.663% due 09/25/2032 (a)	870	883
6.250% due 09/25/2032	89	89
Resolution Trust Corp.
6.133% due 05/25/2029 (a)(j)	421	412
Sequoia Mortgage Trust
1.410% due 08/20/2032 (a)	3,941	3,963
Small Business Administration
7.449% due 08/01/2010	1,798	2,006
Structured Asset Mortgage Investments, Inc.
6.516% due 06/25/2029 (a)	1,565	1,574
Structured Asset Securities Corp.
6.222% due 02/25/2032 (a)	488	503
Washington Mutual Mortgage Securities Corp.
5.229% due 10/25/2032 (a)	2,818	2,863
Wells Fargo Mortgage-Backed Securities Trust
6.431% due 10/25/2031 (a)	23	23
6.561% due 10/25/2031 (a)	632	634
5.192% due 09/25/2032 (a)	$479	$484
5.250% due 01/25/2033	53	54

		104,256

Fannie Mae 16.5%
4.204% due 03/01/2033 (a)	233	237
5.000% due 10/01/2017 - 09/01/2033 (b)	25,023	25,605
5.500% due 12/01/2016 - 07/01/2033 (b)	32,897	34,005
5.851% due 02/01/2031 (a)	21	22
6.000% due 11/01/2013 - 10/15/2033 (b)	118,770	122,738
6.500% due 01/01/2011 - 10/01/2032 (b)	5,271	5,512
7.000% due 01/01/2018 - 05/01/2032 (b)	2,174	2,302
7.500% due 05/01/2011 - 03/01/2031 (b)	2,228	2,373
8.250% due 07/01/2017	14	15
8.500% due 02/01/2007	11	11
9.000% due 07/01/2005 - 06/01/2025 (b)	5	5
12.500% due 06/01/2015	15	18

		192,843

Federal Housing Administration 1.2%
7.430% due 11/25/2019 - 01/25/2023 (b)	14,057	14,041

		14,041

Freddie Mac 2.8%
3.567% due 12/01/2022 (a)	230	238
3.754% due 04/01/2033 (a)	269	275
5.000% due 10/20/2018	4,000	4,096
5.500% due 11/01/2032	431	440
6.000% due 02/01/2016 - 04/01/2033 (b)	23,155	23,944
6.500% due 05/01/2016 - 08/01/2032 (b)	3,182	3,325
7.000% due 11/01/2011	13	14
7.500% due 07/01/2011	78	83
7.826% due 07/01/2030 (a)	164	170
8.000% due 02/01/2006 - 01/01/2012 (b)	76	82

		32,667

Government National Mortgage Association 3.1%
3.500% due 02/20/2032 (a)	9,284	9,329
4.380% due 06/20/2022 - 01/20/2026 (a) b	2,415	2,470
5.000% due 07/15/2033	2,298	2,305
5.500% due 02/15/2033	1,980	2,032
5.625% due 10/20/2024 - 12/20/2026 (a) b	1,331	1,385
5.750% due 09/20/2023 - 08/20/2027 (a) b	1,337	1,366
6.000% due 01/15/2032	410	426
6.500% due 02/15/2014 - 10/15/2032 (b)	6,193	6,521
7.000% due 01/15/2025 - 02/20/2032 (b)	404	430
7.400% due 12/15/2040	6,929	8,041
7.500% due 09/15/2029 - 11/15/2031 (b)	996	1,067
10.250% due 02/15/2017	566	615
12.750% due 02/20/2015	3	4

		35,991

Stripped Mortgage-Backed Securities 0.0%
Freddie Mac (IO)
6.500% due 04/15/2022	155	2

Total Mortgage-Backed Securities (Cost $374,257)		379,800

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	161

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp.
1.450% due 06/25/2032 (a)	$1,002	$1,002
Amortizing Residential Collateral Trust
1.370% due 09/25/2030 (a)	482	481
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	886	884
Bear Stearns Asset-Backed Securities, Inc.
1.563% due 07/25/2033 (a)	5,012	5,024
CDC Mortgage Capital Trust
1.400% due 08/25/2032 (a)	2,586	2,585
Citibank Credit Card Issuance Trust
6.900% due 10/15/2007	380	418
6.875% due 11/16/2009	240	277
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	1,038	1,040
MBNA Master Credit Card Trust USA
7.350% due 07/16/2007	300	324
5.900% due 08/15/2011	300	335
7.800% due 10/15/2012	200	243

Total Asset-Backed Securities (Cost $12,593)		12,613

SOVEREIGN ISSUES 3.9%
Kingdom of Jordan
6.000% due 12/23/2023	750	697
Republic of Brazil
2.125% due 04/15/2006 (a)	5,549	5,424
2.125% due 04/15/2006 (a)	288	282
11.500% due 03/12/2008	1,400	1,543
2.187% due 04/15/2009 (a)	424	381
2.187% due 04/15/2009 (a)	282	254
11.000% due 01/11/2012	600	618
8.000% due 04/15/2014	3,842	3,530
11.000% due 08/17/2040	6,400	6,048
Republic of Chile
5.500% due 01/15/2013	200	208
Republic of Panama
9.625% due 02/08/2011	4,200	4,819
9.375% due 07/23/2012	1,050	1,191
2.750% due 07/17/2016 (a)	344	292
9.375% due 01/16/2023	3,260	3,521
8.875% due 09/30/2027	900	931
Republic of Peru
9.125% due 02/21/2012	1,800	2,012
5.000% due 03/07/2017	235	216
Republic of South Africa
7.375% due 04/25/2012	500	570
United Mexican States
9.875% due 02/01/2010	400	509
9.875% due 02/01/2010	300	383
8.375% due 01/14/2011	800	952
8.375% due 01/14/2011	330	394
6.375% due 01/16/2013	1,420	1,502
11.375% due 09/15/2016	300	433
8.000% due 09/24/2022	400	442
8.300% due 08/15/2031	7,400	8,421
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)	3,750	52
0.000% due 06/30/2005 (a)	3,750	14
0.000% due 06/30/2006 (a)	3,750	5
0.000% due 06/30/2007 (a)	3,750	3

Total Sovereign Issues (Cost $41,835)		45,647

FOREIGN CURRENCY-DENOMINATED ISSUES (h)(i) 1.2%
General Motors Corp.
8.375% due 07/05/2033	EC 100	$121
Halifax Group Euro Finance
7.627% due 12/29/2049	9,700	13,522

Total Foreign Currency-Denominated Issues (Cost $10,116)		13,643

CONVERTIBLE BONDS & NOTES 0.2%
Banking & Finance 0.2%
Verizon Global Funding Corp.
0.000% due 05/15/2021	$3,800	2,289

Total Convertible Bonds & Notes (Cost $2,121)		2,289

SHORT-TERM INSTRUMENTS 39.7%
Commercial Paper 37.1%
Danske Corp.
1.060% due 12/19/2003	1,500	1,496
Fannie Mae
1.050% due 10/01/2003	12,400	12,400
1.100% due 10/01/2003	1,800	1,800
1.010% due 10/08/2003	3,800	3,799
1.100% due 10/08/2003	14,300	14,297
1.010% due 10/15/2003	12,800	12,795
1.140% due 10/15/2003	14,100	14,094
1.025% due 10/22/2003	3,100	3,098
1.060% due 10/29/2003	29,400	29,376
1.010% due 11/17/2003	35,000	34,952
1.075% due 11/26/2003	7,300	7,288
1.080% due 12/03/2003	10,600	10,580
1.080% due 12/09/2003	29,300	29,238
1.110% due 12/11/2003	1,600	1,596
1.060% due 12/15/2003	33,400	33,324
1.080% due 02/02/2004	13,500	13,448
1.080% due 02/18/2004	3,400	3,385
1.080% due 02/23/2004	15,700	15,629
1.130% due 02/25/2004	5,900	5,873
1.137% due 03/03/2004	6,400	6,369
1.085% due 03/10/2004	4,000	3,980
1.075% due 03/17/2004	20,600	20,491
Federal Home Loan Bank
1.045% due 10/29/2003	16,500	16,487
1.140% due 11/17/2003	20,000	19,970
Freddie Mac
1.135% due 10/29/2003	21,800	21,781
General Electric Capital Corp.
1.050% due 11/19/2003	3,000	2,996
1.100% due 12/04/2003	10,000	9,980
1.120% due 01/21/2004	13,000	12,955
HBOS Treasury Services PLC
1.080% due 11/24/2003	1,800	1,797
1.070% due 12/02/2003	7,700	7,685
1.070% due 12/15/2003	5,200	5,188
Royal Bank of Scotland PLC
1.065% due 12/15/2003	19,000	18,957
1.055% due 12/16/2003	500	499
Shell Finance
1.050% due 11/13/2003	7,200	7,191
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	28,800	28,795

		433,589

Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 2.220% due 08/26/2005 valued at $12,314. Repurchase proceeds are $12,069.)	12,069	$12,069

U.S. Treasury Bills 1.6%
1.011% due 12/04/2003 - 12/18/2003 (b)(d)(e)	$18,875	$18,834

Total Short-Term Instruments (Cost $464,514)		464,492

Total Investments 102.0% (Cost $1,167,707)		$1,192,476
Written Options (f) (0.2%) (Premiums $3,102)		(2,624)
Other Assets and Liabilities (Net) (1.8%)		(20,992)

Net Assets 100.0%		$1,168,860

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $2,745 as of September 30, 2003.

(e)	Securities with an aggregate market value of $16,881 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	158	$(2)
Euribor Written Put Options
Strike @ 97.375 (12/2003)—Short	56	44
Euribor Written Put Options
Strike @ 97.500 (12/2003)—Short	109	81
Euribor Written Put Options
Strike @ 96.500 (12/2003)—Short	59	48
Euribor Written Put Options
Strike @ 97.500 (03/2004)—Short	55	40
Eurodollar December Futures
(12/2003)—Long	274	335
Eurodollar March Futures
(03/2004)—Long	188	372
Eurodollar June Futures
(06/2004)—Long	16	28
Eurodollar September Futures
(09/2004)—Long	87	168
Eurodollar March Futures
(03/2005)—Long	226	258
Eurodollar June Futures
(06/2005)—Long	226	256
Eurodollar September Futures
(09/2005)—Long	165	115
United Kingdom 90-Day LIBOR Futures (03/2004)—Long	25	1
United Kingdom 90-Day LIBOR Futures (06/2004)—Long	37	8

162	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

U.S. Treasury 2-Year Note
(12/2003)—Long	12	$10
U.S. Treasury 5-Year Note
(12/2003)—Short	929	3,323
U.S. Treasury 10-Year Note
(12/2003)—Long	1,154	6,023
U.S. Treasury 30-Year Note
(12/2003)—Short	80	(411)

		$10,697

(f)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	14	$7	$13
Put—CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	7	6	0
Put—CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	50	30	1
Put—CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/14/2004	260	171	52
Put—CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	150	81	1
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	277	183	520

		$478	$587

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/19/2004	$4,600	$187	$47
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%**
Exp. 10/19/2004	4,600	187	451
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.200%**
Exp. 11/02/2004	15,400	484	916
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.700%*
Exp. 11/02/2004	35,400	1,146	211
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/15/2003	2,500	26	36
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/16/2003	7,500	81	109
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%*
Exp. 12/17/2003	$3,200	$46	$1
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	5,400	50	26
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%*
Exp. 12/17/2003	1,100	19	1
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.500%** Exp. 12/17/2003	1,100	8	5
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%** Exp. 03/03/2004	5,600	93	55
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%** Exp. 03/03/2004	3,900	85	38
Call—OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%** Exp. 03/03/2004	8,600	132	86
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%** Exp. 03/03/2004	5,600	80	55

		$2,624	$2,037

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	BP	14,600	$(141)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		21,800	(218)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		1,300	(13)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		600	(6)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017	BP	3,300	$(15)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		11,700	209
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		600	10
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017 EC	EC	1,000	18
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		21,200	138
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		7,400	124
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		900	(10)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	150,000	48
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		$5,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		1,900	5
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		5,000	0
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005		400	2

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	163

Schedule of Investments (Cont.)

Total Return Fund III

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	$600	$2
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	33,100	392
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	27,500	875

		$1,417

(h)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	EC	12,991	11/2003	$0	$(205)	$(205)
Buy	JY	272,614	10/2003	31	0	31

				$31	$(205)	$(174)

(i)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pur-suant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,019, which is 0.17% of net assets.

164	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 119.6%
Collateralized Mortgage Obligations 16.1%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	$3,000	$2,969
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	643	658
Bank of America Structural Security Trust
1.610% due 10/11/2033 (a)	1,000	977
Bank Trust Mortgage
5.700% due 12/01/2023 (g)	478	453
Countrywide Alternative Loan Trust
5.250% due 02/25/2033	1,265	1,272
CS First Boston Mortgage Securities Corp.
1.870% due 11/25/2031 (a)(g)	417	410
6.150% due 02/25/2032	1,096	1,103
1.117% due 03/25/2032 (a)	723	704
1.437% due 03/25/2032 (a)	702	698
2.860% due 03/25/2033 (a)(g)	1,012	995
1.886% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
6.900% due 08/25/2011	67	68
7.750% due 08/25/2022	80	88
2.125% due 04/25/2023 (a)	16	16
6.500% due 09/25/2023	252	276
7.000% due 09/25/2023	13	14
6.500% due 10/25/2023	217	239
1.450% due 02/25/2025 (a)	339	340
1.510% due 04/18/2028 (a)	34	34
6.000% due 08/25/2028	1,892	1,903
1.470% due 11/25/2032 (a)	1,206	1,211
Freddie Mac
6.000% due 06/15/2008	181	186
4.500% due 03/15/2021	12	12
3.500% due 12/15/2022	8	8
6.000% due 07/15/2023	485	485
6.500% due 12/15/2023	56	61
6.500% due 03/15/2024	130	132
8.000% due 06/15/2026	89	99
5.500% due 05/15/2027	161	162
Government National Mortgage Association
6.500% due 12/16/2028	8,858	8,948
1.320% due 02/16/2032 (a)	2,779	2,780
1.370% due 08/16/2032 (a)	4,903	4,909
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	279	280
6.000% due 07/25/2032	161	161
Mellon Residential Funding Corp.
4.214% due 07/25/2029 (a)	124	124
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	432	437
Norwest Asset Securities Corp.
6.250% due 01/25/2029	7	7
Prudential Home Mortgage Securities
6.750% due 09/25/2008	144	144
Sequoia Mortgage Trust
1.500% due 10/20/2027 (a)	913	918
1.460% due 05/20/2032 (a)	818	814
1.410% due 08/20/2032 (a)	857	861
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
6.250% due 04/25/2017	1,064	1,080
1.410% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.400% due 01/25/2033 (a)	545	544
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	99	99
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	647	647
5.530% due 07/25/2032 (a)	494	508

		44,205

Fannie Mae 64.1%
2.232% due 07/01/2011 (a)	$961	$964
2.284% due 07/01/2011 (a)	2,308	2,320
3.190% due 10/01/2011 (a)	958	955
3.500% due 04/01/2026 (a)	14	14
3.946% due 04/01/2007	1,660	1,628
5.000% due 10/20/2018	44,500	45,599
5.223% due 11/01/2018 (a)	20	21
5.500% due 05/01/2006-10/15/2033 (b)	24,335	24,929
5.750% due 01/01/2021 (a)	69	71
5.892% due 10/01/2028 (a)	22	23
6.000% due 10/15/2033	60,500	62,447
6.271% due 05/01/2023 (a)	63	64
6.500% due 04/01/2028-10/15/2033 (b)	33,542	34,974
6.511% due 08/01/2026 (a)	42	44
7.500% due 06/01/2030-08/01/2031 (b)	1,955	2,086
9.000% due 01/01/2020	55	61

		176,200

Federal Housing Administration 1.5%
7.430% due 06/01/2019-10/25/2022 (b)	4,263	4,257

		4,257

Freddie Mac 22.0%
3.380% due 02/01/2018 (a)	112	114
5.000% due 10/15/2033	39,500	39,500
5.500% due 12/01/2017- 02/01/2018 (b)	10,659	11,036
6.000% due 10/15/2033	9,000	9,301
6.077% due 05/01/2032 (a)	364	372
6.805% due 11/01/2028 (a)	28	29
6.870% due 07/01/2030 (a)	189	191
7.170% due 08/01/2025 (a)	48	51

		60,594

Government National Mortgage Association 14.0%
4.375% due 03/20/2016-03/20/2018 (a)(b)	353	363
5.000% due 10/22/2033	1,000	1,002
5.375% due 02/20/2017-03/20/2027 (a)	47	48
5.500% due 10/22/2033	12,000	12,304
5.625% due 12/20/2021-11/20/2023 (a)(b)	77	80
5.750% due 07/20/2022-08/20/2026 (a)(b)	197	202
6.000% due 11/13/2033 (a)	5,000	5,180
6.500% due 01/15/2029-12/15/2032 (b)	10,345	10,873
7.000% due 05/15/2032	7,800	8,298
7.500% due 05/15/2027-08/15/2027 (b)	20	22

		38,372

Stripped Mortgage-Backed Securities 1.9%
Ameriquest Mortgage Securities, Inc. (IO)
5.000% due 02/25/2006	76,515	5,082
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Fannie Mae (IO)
6.500% due 11/25/2022	424	7
Fannie Mae (PO)
0.000% due 07/25/2022	93	80

		5,203

Total Mortgage-Backed Securities (Cost $325,648)		328,831

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	$556	$557
Ameriquest Mortgage Securities, Inc.
1.430% due 05/15/2030 (a)	965	966
1.430% due 05/25/2032 (a)	838	839
1.530% due 03/25/2033 (a)	1,680	1,683
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)	370	371
1.410% due 07/25/2032 (a)	1,176	1,174
CDC Mortgage Capital Trust
1.410% due 08/25/2032 (a)	823	822
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	750	751
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.210% due 07/20/2018 (a)	2,000	2,001
1.390% due 06/25/2033 (a)	1,193	1,194
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	360	361
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	577	577
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
CS First Boston Mortgage Securities Corp.
1.760% due 08/25/2032 (a)	2,238	2,243
EMC Mortgage Loan Trust
1.860% due 08/25/2040 (a)	1,337	1,311
Fannie Mae
1.190% due 08/25/2023 (a)	2,975	2,977
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	2,330	2,331
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	588	588
Home Equity Mortgage Trust
1.370% due 04/25/2033 (a)	350	350
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	547	547
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
Long Beach Mortgage Loan Trust
1.440% due 05/25/2032 (a)	2,519	2,523
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	132	132
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	795	796
1.440% due 07/25/2032 (a)	1,169	1,168
1.530% due 11/25/2032 (a)	1,599	1,602
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)	12	12
Renaissance Home Equity Loan Trust
1.500% due 12/25/2032 (a)	1,942	1,944
1.560% due 08/25/2033 (a)	2,958	2,967
Residential Asset Mortgage Products, Inc.
1.820% due 04/25/2034 (a)	2,504	2,506
Specialty Underwriting & Residential Finance
1.450% due 01/25/2034 (a)	2,698	2,696
Structured Asset Securities Corp.
1.220% due 04/25/2033 (a)	2,548	2,536
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	2,715	2,724

Total Asset-Backed Securities (Cost $45,277)		45,282

PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
6.000% due 10/15/2033
Strike @ 90.859 Exp. 10/08/2003	13,000	0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	165

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 11/13/2033
Strike @ 95.000
Exp. 11/06/2003	$8,000	$0
6.500% due 11/13/2033
Strike @ 92.000
Exp. 11/06/2003	40,000	0
6.000% due 11/13/2033
Strike @ 83.453
Exp. 11/13/2003	26,000	0
Government National Mortgage Association (OTC)
6.000% due 11/13/2033
Strike @ 90.000
Exp. 11/12/2003	36,000	0

Total Purchased Put Options (Cost $14)		0

SHORT-TERM INSTRUMENTS 39.4%
Certificates of Deposit 2.9%
Wells Fargo Financial, Inc.
1.060% due 10/23/2003	8,000	8,000

Commercial Paper 34.0%
Danske Corp.
1.070% due 12/16/2003	8,000	7,982
Fannie Mae
1.060% due 12/15/2003	3,100	3,093
1.070% due 12/15/2003	11,100	11,075
1.050% due 12/17/2003	12,400	12,371
1.080% due 02/18/2004	8,000	7,966
1.080% due 02/19/2004	8,700	8,662
1.080% due 02/24/2004	2,000	1,991
1.130% due 02/25/2004	1,400	1,394
1.080% due 03/17/2004	6,000	5,969
1.095% due 03/24/2004	3,700	3,680
Federal Home Loan Bank
1.075% due 03/10/2004	8,000	7,961
General Electric Capital Corp.
1.060% due 12/10/2003	8,000	7,983
HBOS Treasury Services PLC
1.080% due 11/20/2003	1,250	1,248
Royal Bank of Scotland PLC
1.085% due 01/20/2004	2,200	2,193
Shell Finance
1.100% due 03/16/2004	6,200	6,168
Westpac Trust Securities NZ Ltd.
1.090% due 12/19/2003	3,800	3,791

		93,527

Repurchase Agreement 2.3%
State Street Bank
0.800% due 10/01/2003	6,350	6,350

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $6,479. Repurchase proceeds are $6,350.)
U.S. Treasury Bill 0.2% (c)
1.010% due 12/18/2003	$490	$489

Total Short-Term Instruments (Cost $108,371)		108,366

Total Investments 175.4% (Cost $479,310)		$482,479
Written Options (d) (0.0%) (Premiums $385)		(158)
Other Assets and Liabilities (Net) (75.4%)		(207,320)

Net Assets 100.0%		$275,001

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 6.000%* Exp. 03/05/2004	$26,900	$205	$92
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 03/05/2004	26,900	180	66

		$385	$158

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$3,000	$(34)
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.560%.
Counterparty: Bear Stearns & Co., Inc. Exp. 04/01/2004	5,000	0
The Fund paid initial exchange amount of $900 and receives interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2027	3,000	0

		$(34)

(f)	Short sales open at September 30, 2003 were as follows:

Coupon Type	(%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$30,000	$30,010	$29,341
Fannie Mae	5.000	11/13/2033	16,000	15,950	15,905
Fannie Mae	5.500	11/01/2033	5,000	5,084	5,052
Government National Mortgage Association	7.000	10/22/2033	4,000	4,250	4,226
Government National Mortgage Association	5.000	11/19/2033	1,000	999	999

				$56,293	$55,523

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,858, which is 0.68% of net assets.

166	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Short Strategy, StocksPLUS Total Return and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Short Strategy, StocksPLUS Total Return and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

9.30.03 I PIMCO Funds Semi-Annual Report	167

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the All Asset, CommodityRealReturn Strategy, Convertible, European Convertible, StocksPLUS, StocksPLUS Total Return and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily

168	PIMCO Funds Semi-Annual Report I 9.30.03

settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

9.30.03 I PIMCO Funds Semi-Annual Report	169

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.20% for the All Asset(2) and Short Duration Municipal Income Funds; 0.40% for the Convertible, Real Return Asset(1) and StocksPLUS Funds; 0.45% for the Diversified Income and Emerging Markets Bond Funds; 0.49% for the CommodityRealReturn Strategy, StocksPLUS Short Strategy(3) and StocksPLUS Total Return Funds; 0.50% for the European Convertible Fund; and 0.25% for all other Funds.

(1)	Effective October 1, 2002, the investment advisory fee for the Real Return Asset Fund was reduced to an annual rate of 0.40%.

(2)	PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60%. PIMCO may recoup these waivers in future period, not exceed three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3)	Prior to August 20, 2003, the investment advisory fee of the StocksPLUS Short Strategy Fund was 0.40%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.05% for the All Asset and Strategic Balanced Funds; 0.18% for the Low Duration and Total Return Funds; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Moderate Duration, Money Market, Real Return, Real Return II, Short-Term, and StocksPLUS Short Strategy Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.24% for the Municipal Bond Fund; 0.30% for the Diversified Income, Global Bond and Global Bond II Funds; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.45% for the All Asset, Foreign Bond, Global Bond II and StocksPLUS Total Return Funds; 0.50% for the CommodityRealReturn Strategy and Diversified Income Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds(1),(2),(3). The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and

170	PIMCO Funds Semi-Annual Report I 9.30.03

Total Return Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the All Asset, Foreign Bond and StocksPLUS Total Return Funds; 0.50% for the CommodityRealReturn Strategy and Diversified Income Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds(1). The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

(1)	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.

(2)	Effective January 1, 2003, the Administrative Fee for the California Intermediate Municipal Bond, California Municipal Bond, Money Market, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income and Short-Term Funds was increased by 0.05% to 0.40% per annum.

(3)	Effective November 7, 2002 through September 30, 2003, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.

Redemption Fee. The CommodityRealReturn Strategy Fund imposes a fee of 0.25% for the Institutional, Administrative and Class D shares, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern Time, from shareholders that hold their shares directly with the Trust.

Redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)
Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Short Duration Municipal Income and Short-Term Funds	0.30	0.25
Money Market Fund	—	0.10
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $20,956,867 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the

9.30.03 I PIMCO Funds Semi-Annual Report	171

Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Convertible, Diversified Income, European Convertible, Investment Grade Corporate Bond, New York Municipal Bond, Real Return Asset, Real Return II, Short Duration Municipal Income, StocksPLUS Short Strategy and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Institutional Class	Administrative Class	Class A	Class B	Class C	Class D

All Asset Fund	0.25%	0.25%	0.90%	1.65%	1.65%	0.90%
California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
Convertible Fund	0.65%	0.90%	—	—	—	—
Diversified Income Fund	0.75%	1.00%	1.20%	1.95%	1.95%	1.20%
European Convertible Fund	0.75%	—	—	—	—	—
Investment Grade Corporate Bond Fund	0.50%	0.75%		—	—	—
New York Municipal Bond Fund	0.47%	—	0.90%	—	—	0.85%
Real Return Asset Fund	0.65%	—	—	—	—	—
Real Return Fund II	0.45%	—	—	—	—	—
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	—	1.15%	0.80%
StocksPLUS Short Strategy Fund	0.74%	—	—	—	—	—
StocksPLUS Total Return Fund	0.74%	—	1.19%	1.94%	1.94%	1.19%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

All Asset Fund	$0	$0	$684,111	$248,380
California Intermediate Municipal Bond Fund	2,547	2,569	88,477	114,290
California Municipal Bond Fund	0	0	12,409	12,366
CommodityRealReturn Strategy Fund	929,604	448,990	8,729	334
Convertible Fund	2,662	2,910	15,439	13,392
Diversified Income Fund	0	0	128,122	28,729
Emerging Markets Bond Fund	0	0	2,542,818	2,417,422
European Convertible Bond Fund	0	72	35,551	6,341
Foreign Bond Fund	5,104,584	5,167,385	1,592,285	1,461,289
Global Bond Fund	2,142,675	2,065,454	500,889	461,883
Global Bond Fund II	364,339	359,037	162,031	139,799
GNMA Fund	4,901,896	4,337,960	0	2,042
High Yield Fund	171,488	156,241	5,058,392	3,840,566
Investment Grade Corporate Bond Fund	0	2,053	26,042	18,658
Long Term U.S. Government Fund	3,575,859	3,471,984	161,986	58,549
Low Duration Fund	17,019,601	14,676,461	382,097	1,606,759
Low Duration Fund II	790,309	631,856	4,005	102,109
Low Duration Fund III	75,533	66,312	845	12,019
Moderate Duration Fund	1,296,727	873,182	74,788	451,051
Municipal Bond Fund	0	0	239,828	248,096
New York Municipal Bond Fund	637	643	19,611	15,370
Real Return Asset Fund	540,900	367,404	4,630	100
Real Return Fund	15,964,546	14,058,452	297,945	174,343
Real Return Fund II	64,368	40,051	450	0
Short Duration Municipal Income Fund	0	0	482,810	418,890
Short-Term Fund	2,081,305	1,728,272	682,405	638,629
StocksPLUS Fund	448,828	1,105,497	72,480	79,674
StocksPLUS Short Strategy Fund	2,981	893	0	0
StocksPLUS Total Return Fund	14,457	7,674	1,809	358
Strategic Balanced Fund	0	0	5,382	7,842
Total Return Fund II	3,092,591	2,467,543	53,606	451,890
Total Return Fund III	657,138	510,165	59,793	158,692
Total Return Mortgage Fund	3,398,979	3,312,040	52,379	10,307

172	PIMCO Funds Semi-Annual Report I 9.30.03

5. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
All Asset Fund	$11,347	$(286)	$11,061
California Intermediate Municipal Bond Fund	4,987	(1,330)	3,657
California Municipal Bond Fund	570	(210)	360
CommodityRealReturn Strategy Fund	12,654	(16)	12,638
Convertible Fund	865	(1,117)	(252)
Diversified Income Fund	1,739	(89)	1,650
Emerging Markets Bond Fund	34,070	(522)	33,548
European Convertible Fund	1,254	(81)	1,173
Foreign Bond Fund	170,976	(4,033)	166,943
Global Bond Fund	48,861	(1,951)	46,910
Global Bond Fund II	13,146	(537)	12,609
GNMA Fund	5,732	(779)	4,953
High Yield Fund	354,663	(116,255)	238,408
Investment Grade Corporate Bond Fund	849	(320)	529
Long-Term U.S. Government Fund	26,147	(4,201)	21,946
Low Duration Fund	147,147	(75,111)	72,036
Low Duration Fund II	5,977	(1,969)	4,008
Low Duration Fund III	571	(44)	527
Moderate Duration Fund	28,479	(2,033)	26,446
Money Market Fund	0	0	0
Municipal Bond Fund	18,452	(3,978)	14,474
New York Municipal Bond Fund	485	(131)	354
Real Return Asset Fund	7,380	(14)	7,366
Real Return Fund	442,390	(4,244)	438,146
Real Return Fund II	1,804	0	1,804
Short Duration Municipal Income Fund	5,580	(1,059)	4,521
Short-Term Fund	21,784	(11,687)	10,097
StocksPLUS Fund	5,134	(2,783)	2,351
StocksPLUS Short Strategy Fund	5	0	5
StocksPLUS Total Return Fund	81	(18)	63
Strategic Balanced Fund	1,236	0	1,236
Total Return Fund II	52,066	(8,893)	43,173
Total Return III	26,951	(2,182)	24,769
Total Return Mortgage Fund	3,650	(481)	3,169

9.30.03 I PIMCO Funds Semi-Annual Report	173

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				California Intermediate Municipal Bond Fund				California Municipal Bond Fund
	Six Months Ended 09/30/2003		Period from 07/31/2002 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	33,693	$395,061	15,611	$174,182	777	$7,906	3,770	$38,932	128	$1,296	441	$4,612
Administrative Class	646	7,394	1	10	16	165	714	7,381	0	0	293	3,028
Other Classes	12,540	146,793	0	0	1,326	13,437	6,093	62,909	167	1,709	598	6,198

Issued as reinvestment of distributions
Institutional Class	334	3,966	97	1,056	149	1,507	412	4,250	20	202	45	467
Administrative Class	2	24	0	0	4	43	11	111	0	0	4	39
Other Classes	23	279	0	0	73	740	140	1,442	7	69	14	146

Cost of shares redeemed
Institutional Class	(9,110)	(105,964)	(2,122)	(23,791)	(2,520)	(25,520)	(3,683)	(38,028)	(38)	(384)	(554)	(5,738)
Administrative Class	0	0	0	0	(160)	(1,630)	(534)	(5,529)	0	0	(296)	(3,066)
Other Classes	(595)	(6,825)	0	0	(2,015)	(20,194)	(2,322)	(23,925)	(189)	(1,944)	(244)	(2,538)

Net increase (decrease) resulting from Fund share transactions	37,533	$440,728	13,587	$151,457	(2,350)	$(23,546)	4,601	$47,543	95	$948	301	$3,148

	European Convertible Fund				Foreign Bond Fund				Global Bond Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,428	$38,865	49	$482	23,023	$246,530	41,768	$442,284	21,737	$225,217	34,278	$332,780
Administrative Class	0	0	0	0	5,124	54,950	3,001	31,919	2,186	22,764	5,597	53,200
Other Classes	0	0	0	0	26,379	283,074	35,202	373,286	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	12	143	9	930	1,214	12,979	3,748	39,568	615	6,369	1,443	13,603
Administrative Class	0	0	0	0	50	530	163	1,716	51	528	98	924
Other Classes	0	0	0	0	550	5,883	1,617	17,064	0	0	0	0

Cost of shares redeemed
Institutional Class	(878)	(10,034)	(161)	(1,550)	(13,066)	(139,815)	(19,882)	(210,786)	(20,789)	(214,379)	(22,539)	(217,582)
Administrative Class	0	0	0	0	(3,417)	(36,555)	(2,265)	(24,091)	(2,221)	(22,996)	(2,661)	(25,210)
Other Classes	0	0	(1)	(10)	(17,729)	(190,029)	(13,889)	(147,311)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	2,562	$28,974	(104)	$(985)	22,128	$237,547	49,463	$523,649	1,579	$17,503	16,217	$157,715

174	PIMCO Funds Semi-Annual Report I 9.30.03

	CommodityReal Return Strategy Fund				Convertible Fund				Diversified Income Fund		Emerging Markets Bond Fund
	Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Period from 07/31/2003 to 09/30/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	20,084	$254,581	17,105	$208,023	545	$5,677	231	$2,167	10,401	$106,705	41,318	$445,123	45,907	$426,153
Administrative Class	0	0	1	10	0	0	0	0	0	0	4,406	46,876	5,271	50,418
Other Classes	14,371	182,330	4,129	52,982	0	0	1,037	9,887	533	5,471	42,189	453,357	34,925	327,863

Issued as reinvestment of distributions
Institutional Class	82	1,047	167	1,923	21	227	49	463	27	279	1,006	10,884	2,336	21,324
Administrative Class	0	0	0	0	0	0	0	0	0	0	68	732	144	1,319
Other Classes	27	350	3	33	0	0	34	317	0	6	694	7,494	838	7,680

Cost of shares redeemed
Institutional Class	(3,480)	(42,702)	(9,646)	(124,933)	(437)	(4,592)	(480)	(4,574)	(18)	(185)	(37,560)	(402,164)	(22,377)	(203,056)
Administrative Class	0	0	0	0	0	0	0	0	0	0	(5,905)	(64,106)	(3,475)	(32,834)
Other Classes	(1,709)	(21,477)	(754)	(9,282)	0	0	(3,028)	(29,181)	(2)	(25)	(28,729)	(309,218)	(15,491)	(141,685)

Net increase (decrease) resulting from Fund share transactions	29,375	$374,129	11,005	$128,756	129	$1,312	(2,157)	$(20,921)	10,941	$112,251	17,487	$188,978	48,078	$457,182

	Global Bond Fund II				GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	613	$6,173	5,465	$55,470	7,826	$86,383	7,800	$86,115	207,415	$1,926,390	229,900	$1,962,612	2,030	$21,985	7,227	$74,068
Administrative Class	1	10	0	0	0	0	0	0	50,300	467,459	35,376	300,325	0	0	1	10
Other Classes	2,585	26,240	4,632	45,846	4,770	52,650	25,417	281,721	192,704	1,786,124	207,745	1,783,827	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	159	1,607	270	2,643	148	1,626	195	2,157	9,342	87,072	15,342	130,836	56	603	226	2,323
Administrative Class	0	0	0	0	0	0	0	0	2,284	21,295	4,443	37,913	0	0	0	1
Other Classes	45	459	69	684	170	1,866	541	5,965	7,196	67,073	9,601	81,904	0	0	0	0

Cost of shares rede emed
Institutional Class	(1,031)	(10,398)	(1,355)	(13,242)	(5,998)	(66,181)	(2,744)	(30,305)	(168,772)	(1,570,323)	(142,011)	(1,204,928)	(1,430)	(15,511)	(5,856)	(61,362)
Administrative Class	0	0	0	0	0	0	0	0	(28,471)	(265,092)	(60,178)	(512,623)	0	0	0	0
Other Classes	(1,681)	(16,932)	(1,388)	(13,770)	(7,932)	(87,365)	(8,640)	(95,879)	(122,194)	(1,136,085)	(99,978)	(852,118)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	691	$7,159	7,693	$77,631	(1,016)	$(11,021)	22,569	$249,774	149,804	$1,383,913	200,240	$1,727,748	656	$7,077	1,598	$15,040

9.30.03 I PIMCO Funds Semi-Annual Report	175

6. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Long-Term U.S. Government Fund				Low Duration Fund				Low Duration Fund II
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	8,726	$97,535	27,555	$303,901	370,058	$3,822,343	514,408	$5,277,110	18,960	$189,376	34,395	$343,069
Administrative Class	6,087	68,774	16,494	182,204	13,209	136,600	22,198	227,757	256	2,563	112	1,128
Other Classes	7,225	80,916	30,186	330,291	186,783	1,930,050	357,859	3,669,526	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	592	6,609	2,638	28,644	9,818	101,301	24,593	251,974	739	7,342	1,961	19,590
Administrative Class	280	3,121	1,036	11,268	391	4,037	1,092	11,189	2	24	4	36
Other Classes	318	3,538	1,586	17,200	3,063	31,606	8,259	84,620	0	0	0	0

Cost of shares redeemed
Institutional Class	(13,434)	(149,955)	(20,692)	(226,405)	(198,221)	(2,045,116)	(246,208)	(2,522,004)	(14,121)	(139,718)	(25,716)	(256,211)
Administrative Class	(6,334)	(69,326)	(8,774)	(96,136)	(8,003)	(82,542)	(10,847)	(111,086)	(260)	(2,605)	(27)	(270)
Other Classes	(10,686)	(117,800)	(23,696)	(258,634)	(133,968)	(1,381,765)	(116,763)	(1,197,197)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	(7,226)	$(76,588)	26,333	$292,333	243,130	$2,516,514	554,591	$5,691,889	5,575	$56,982	10,729	$107,342

	New York Municipal Bond Fund				Real Return Asset Fund				Real Return Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	31	$338	216	$2,313	13,006	$147,630	5,673	$63,435	91,861	$1,046,648	142,676	$1,578,139
Administrative Class	0	0	0	0	0	0	0	0	29,514	342,659	28,074	309,605
Other Classes	639	6,862	1,129	12,101	0	0	0	0	128,884	1,479,879	374,995	4,159,702

Issued as reinvestment of distributions
Institutional Class	2	22	7	73	266	3,053	175	1,855	3,736	42,993	9,042	99,596
Administrative Class	0	0	0	0	0	0	0	0	694	7,993	1,991	21,858
Other Classes	17	176	27	295	0	0	0	0	5,424	62,484	11,830	130,492

Cost of shares redeemed
Institutional Class	(88)	(945)	(210)	(2,240)	(1,205)	(13,580)	(1,671)	(18,622)	(57,353)	(654,699)	(94,116)	(1,046,132)
Administrative Class	0	0	0	0	0	0	0	0	(7,211)	(82,756)	(31,049)	(345,496)
Other Classes	(280)	(2,997)	(137)	(1,459)	0	0	0	0	(111,962)	(1,277,534)	(140,411)	(1,564,469)

Net increase resulting from Fund Share transactions	321	$3,456	1,032	$11,083	12,067	$137,103	4,177	$46,668	83,587	$967,667	303,032	$3,343,295

176	PIMCO Funds Semi-Annual Report I 9.30.03

	Low Duration Fund III				Moderate Duration Fund				Money Market Fund				Municipal Bond Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,925	$19,540	2,959	$30,206	59,254	$625,096	64,839	$668,413	352,084	$352,080	388,622	$388,622	7,911	$80,182	11,249	$115,297
Administrative Class	0	0	0	4	0	0	0	0	64,889	64,889	70,616	70,616	1,768	18,044	5,859	60,022
Other Classes	0	0	0	0	0	0	0	0	516,434	516,434	1,050,017	1,050,017	6,789	69,036	19,530	200,488

Issued as reinvestment of distributions
Institutional Class	78	799	297	3,018	1,767	18,580	5,552	56,970	1,070	1,070	1,633	1,633	184	1,874	277	2,833
Administrative Class	0	0	0	1	0	0	0	0	138	138	333	333	89	914	262	2,683
Other Classes	0	0	0	0	0	0	0	0	471	471	1,854	1,854	213	2,171	425	4,354

Cost of shares redeemed
Institutional Class	(1,974)	(20,154)	(2,590)	(26,265)	(31,813)	(334,915)	(43,139)	(442,902)	(316,894)	(316,894)	(360,923)	(360,923)	(4,268)	(43,409)	(6,776)	(69,635)
Administrative Class	(1)	(3)	0	(5)	0	0	0	0	(78,434)	(78,434)	(66,787)	(66,787)	(6,509)	(66,547)	(3,449)	(35,464)
Other Classes	0	0	0	0	0	0	0	0	(527,321)	(527,321)	(922,970)	(922,970)	(8,087)	(81,897)	(7,567)	(77,449)

Net increase (decrease) resulting from Fund share transactions	28	$182	666	$6,959	29,208	$308,761	27,251	$282,481	12,437	$12,433	162,395	$162,395	(1,910)	$(19,632)	19,810	$203,129

	Real Return Fund II				Short Duration Municipal Income Fund				Short-Term Fund				StocksPLUS Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,235	$24,272	150	$1,588	2,582	$26,191	6,557	$66,983	195,051	$1,960,057	192,819	$1,925,237	14,216	$126,330	14,680	$117,741
Administrative Class	0	0	0	30	1,088	11,050	70	711	19,394	195,046	21,284	212,385	37,622	320,133	14,789	118,398
Other Classes	0	0	0	0	18,286	185,528	35,053	357,904	79,368	797,474	141,141	1,408,571	6,007	51,313	13,021	102,870

Issued as reinvestment of distributions
Institutional Class	37	410	122	1,283	70	714	142	1,448	1,686	16,942	3,813	38,058	712	6,597	605	4,772
Administrative Class	0	0	0	0	1	7	0	4	266	2,672	830	8,281	720	6,524	239	1,848
Other Classes	0	0	0	0	173	1,764	219	2,226	764	7,674	2,445	24,399	424	3,810	477	3,658

Cost of shares redeemed
Institutional Class	(16)	(172)	(101)	(1,095)	(2,098)	(21,277)	(2,305)	(23,503)	(115,388)	(1,159,470)	(130,592)	(1,302,537)	(10,619)	(93,205)	(13,137)	(106,319)
Administrative Class	0	0	0	0	(601)	(6,104)	0	0	(5,977)	(60,014)	(25,389)	(252,969)	(7,894)	(67,907)	(6,694)	(51,956)
Other Classes	0	0	0	0	(12,740)	(129,160)	(9,471)	(96,593)	(64,590)	(648,977)	(104,820)	(1,045,137)	(6,298)	(53,254)	(21,890)	(176,162)

Net increase resulting from fund share transactions	2,256	$24,510	171	$1,776	6,761	$68,713	30,265	$309,180	110,574	$1,111,404	101,531	$1,016,288	34,890	$300,341	2,090	$14,850

9.30.03 I PIMCO Funds Semi-Annual Report	177

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

6. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Short Strategy Fund		StocksPLUS Total Return Fund				Strategic Balanced Fund
	Period from 07/23/2003 to 09/30/2003		Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	263	$2,629	7,898	$85,227	1,326	$12,519	205	$2,137	293	$2,790
Administrative Class	0	0	0	0	0	0	218	2,087	373	3,440
Other Classes	0	0	137	1,510	0	0	0	0	947	8,942

Issued as reinvestment of distributions
Institutional Class	0	2	8	91	4	37	128	1,283	104	959
Administrative Class	0	0	0	0	0	0	24	236	6	54
Other Classes	0	0	0	0	0	0	0	0	56	514

Cost of shares redeemed
Institutional Class	0	0	(2,414)	(25,785)	(870)	(8,087)	(602)	(5,962)	(308)	(2,920)
Administrative Class	0	0	0	0	0	0	(120)	(1,208)	(83)	(771)
Other Classes	0	0	(3)	(38)	0	0	0	0	(3,785)	(34,623)

Net increase resulting from Fund share transactions	263	$2,631	5,626	$61,005	460	$4,469	(147)	$(1,427)	(2,397)	$(21,615)

	Total Return Fund II				Total Return Fund III				Total Return Mortgage Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	38,518	$400,725	97,816	$1,016,256	27,907	$267,679	28,214	$265,683	1,642	$17,718	7,733	$83,163
Administrative Class	2,286	23,845	7,011	72,989	226	2,186	416	3,950	6	68	549	5,890
Other Classes	0	0	0	0	0	0	0	0	6,179	66,466	22,034	236,892

Issued as reinvestment of distributions
Institutional Class	2,516	26,200	13,778	141,564	1,558	15,014	7,096	66,560	83	888	200	2,139
Administrative Class	165	1,720	904	9,282	7	68	12	113	16	174	43	465
Other Classes	0	0	0	0	0	0	0	0	173	1,852	550	5,892

Cost of shares redeemed
Institutional Class	(35,289)	(367,388)	(76,439)	(792,792)	(11,776)	(114,240)	(24,077)	(227,376)	(2,000)	(21,505)	(3,445)	(37,081)
Administrative Class	(3,643)	(37,943)	(6,009)	(62,223)	(226)	(2,174)	(70)	(662)	(42)	(456)	(23)	(246)
Other Classes	0	0	0	0	0	0	0	0	(8,426)	(90,248)	(7,613)	(82,084)

Net increase (decrease) resulting from Fund share transactions	4,553	$47,159	37,061	$385,076	17,696	$168,533	11,591	$108,268	(2,369)	$(25,043)	20,028	$215,030

178	PIMCO Funds Semi-Annual Report I 9.30.03

7. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity- RealReturn Strategy Fund	Foreign Bond Fund	Global Bond Fund	Global Bond Fund II	GNMA Fund
	Premium
Balance at 03/31/2003	$0	$0	$0	$8,159	$3,218	$695	$0
Sales	445	57	88	3,572	926	482	1,069
Closing Buys	(248)	(8)	0	(1,974)	(940)	(182)	(724)
Expirations	(46)	(25)	(88)	(803)	(250)	(126)	0

Balance at 09/30/2003	$151	$24	$0	$8,954	$2,954	$869	$345

	High Yield Fund	Investment Grade Corporate Fund	Long Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Municipal Bond Fund
	Premium
Balance at 03/31/2003	$17,926	$26	$3,297	$8,191	$529	$45	$925	$0
Sales	8,621	21	5,517	1,437	153	12	132	1,558
Closing Buys	(6,826)	(36)	(2,559)	(3,195)	(495)	(9)	(572)	(201)
Expirations	(2,580)	0	(1,817)	(449)	(44)	(30)	(485)	(871)

Balance at 09/30/2003	$17,141	$11	$4,438	$5,984	$143	$18	$0	$486

	New York Municipal Bond Fund	Real Return Asset Fund	Real Return Fund	Real Return Fund II	Short Duration Municipal Income Fund	Short-Term Fund
	Premium
Balance at 03/31/2003	$0	$0	$2,603	$0	$0	$12,486
Sales	86	44	6,525	5	1,876	0
Closing Buys	(18)	0	0	0	(823)	(1,053)
Expirations	(46)	(44)	(7,701)	(5)	(79)	(1,888)
Exercised	0	0	0	0	0	0

Balance at 09/30/2003	$22	$0	$1,427	$0	$974	$9,545

	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Fund II	Total Return Fund III	Total Return Mortgage Fund
	Premium
Balance at 03/31/2003	$354	$4	$6,655	$3,117	$0
Sales	758	29	4,883	2,372	797
Closing Buys	0	(11)	(668)	(1,117)	(412)
Expirations	(730)	(20)	(4,431)	(1,270)	0
Exercised	0	0	0	0	0

Balance at 09/30/2003	$382	$2	$6,439	$3,102	$385

9.30.03 I PIMCO Funds Semi-Annual Report	179

8. Risk Factors of the Fund

Investing in the Underlying Funds through the All Asset and Strategic Balanced Funds involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset and Strategic Balanced Funds wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and directors of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund and Underlying Funds.

180	PIMCO Funds Semi-Annual Report I 9.30.03

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributors LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services-Midwest (formerly “National Financial Data Services”)

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Auditors

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

840 Newport Center Drive

Newport Beach, CA 92660

15-21331-03

Semi-Annual Report

9 . 30 . 03

PIMCO Bond Funds

Pacific Investment Management Series

Share Classes	SHORT DURATION BOND FUNDS
A B C	Money Market Fund
Short-Term Fund
Low Duration Fund
INTERMEDIATE DURATION BOND FUND
Diversified Income Fund
LONG DURATION BOND FUND
Long-Term U.S.
Government Fund
INTERNATIONAL BOND FUNDS
Global Bond Fund II
Foreign Bond Fund
Emerging Markets Bond Fund
HIGH YIELD BOND FUND
High Yield Fund
MORTGAGE-BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund
REAL RETURN STRATEGY FUNDS
Real Return Fund
CommodityRealReturn Strategy Fund
All Asset Fund
EQUITY-RELATED FUNDS
StocksPLUS Fund
StocksPLUS Total Return Fund

This material is authorized for use only when preceded or accompanied by a current prospectus.

The Semi-Annual Reports for the PIMCO Total Return Fund and the PIMCO Municipal Bond Funds are printed separately.	P I M C O A D V I S O R S

The following is a supplement (dated November 24, 2003) to the PIMCO Funds: Pacific Investment Management Series Bond Funds Class A, B, and C Shares prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Investment Minimums. Effective January 1, 2004, the Trust will increase the initial investment minimum from $2,500 to $5,000 per Fund. Accordingly, the disclosure contained in the Investment Minimums chart in the subsection captioned “Investment Minimums” under the section titled “How to Buy and Sell Shares” is modified to read as follows:

Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund*	$100 per Fund

*	Prior to January 1, 2004, the initial investment minimum applicable to purchases of Class A, Class B and Class C shares will be $2,500.

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Liquidation. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Method for Calculating CDSCs. Effective as of the close of business on February 6, 2004, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from the manner of calculation currently described in the prospectus. Accordingly, the disclosure contained in the subsection captioned “How CDSCs are Calculated” under the section titled “Classes of Shares—Class A, B and C Shares” is modified to read as follows:

How CDSCs are Currently Calculated—

Until the Close of Business on February 6, 2004

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated—

Shares Purchased After December 31, 2001

Effective as of the close of business on February 6, 2004, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only those shares purchased on or after February 6, 2004.

Under the new calculation method, the following rules will apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	1

For example, the following illustrates the operation of the Class B CDSC beginning as of the close of business on February 6, 2004:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200)). At the rate of 5%, the Class B CDSC would be $100.

Breakpoint Discounts. The following sentence is added to the subsection captioned “Initial Sales Charges—Class A Shares” under the section titled “Classes of Shares—Class A, B and C Shares:”

For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Holding Periods. The following sentence is added to the subsection captioned “Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares” under the section titled “Classes of Shares—Class A, B and C Shares:”

For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1.	Name.
2.	Date of birth (for individuals).
3.	Residential or business street address.
4.	Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

Disclosure Relating to the CommodityRealReturn Strategy Fund

Effective immediately, investors will no longer pay an initial sales charge on purchases of Class C shares of the CommodityRealReturn Strategy Fund. The disclosure in the subsection captioned “Class C Shares” under the section titled “Classes of Shares—Class A, B and C Shares” and in the “Shareholders Fees” table found in the CommodityRealReturn Strategy Fund Summary is modified to reflect this change. In addition, the information for Class C shares in the Expense Examples table in this Fund’s Fund Summary is revised to read as follows:

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class C	$302	$624	$1,073	$2,317	$202	$624	$1,073	$2,317

2	PIMCO Bond Funds Semi-Annual Report I 9.30.03

9.30.03 I PIMCO Bond Funds Semi-Annual Report	3

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

4	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of Underlying Funds; i.e., Funds offered in the PIMCO Funds: Pacific Investment Management Series.

•	For the six-month period ended September 30, 2003, the Fund’s Class A Shares returned 6.50% versus the 3.28% return of its primary benchmark, the Lehman Global Real: U.S. TIPS 1–10 Year Index.

•	PIMCO has identified 12 core funds on which the All Asset Fund will focus.

•	The equally weighted average of the benchmarks of the 12 core funds returned 7.49% for the six months ended September 30, 2003.

•	The equally weighted average of the 12 core funds themselves returned 8.21% for the same period. The average performance of the 12 funds outperformed the average performance of the 12 benchmarks by 0.72%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•	An underweight to equity strategies and commodities were the main detractors from performance as the S&P 500 Index and the DJ-AIG Total Return Commodity Index outperformed the average performance of the 12 benchmarks.

•	An overweight to TIPS strategies was a negative as TIPS underperformed the average performance of the 12 benchmarks.

•	An underweight to U.S. bonds was a positive to performance.

•	On September 30, 2003, the All Asset Fund had a targeted allocation of approximately 14% to PIMCO funds representing equity strategies; 61% to funds representing real return strategies; 4% to global bond strategies; and 13% to U.S. bond strategies; the balance was in other bond strategies, such as convertibles and short-term strategies.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (7/31/02)

PIMCO All Asset Fund Class A	6.50%	15.68%	—	—	18.59%

PIMCO All Asset Fund Class A (adjusted)	1.71%	10.48%	—	—	14.01%

PIMCO All Asset Fund Class B	6.12%	14.84%	—	—	17.73%

PIMCO All Asset Fund Class B (adjusted)	1.12%	9.84%	—	—	14.39%

PIMCO All Asset Fund Class C (adjusted)	5.05%	13.77%	—	—	17.67%

Lehman Global Real: U.S. TIPS 1–10 Year Index	3.28%	7.25%	—	—	—

All Asset Benchmark Composite Index	7.49%	14.30%	—	—	—

Lipper Flexible Portfolio Fund Average	13.86%	17.28%	—	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	5

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2003, the Fund’s Class A Shares returned 10.40%, versus 7.37% for the Dow Jones-AIG Commodity Index Total Return (“DJAIGCITR”).

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double realTM” strategy.

•	The primary source of outperformance was that TIPS significantly outperformed the T-Bill rate embedded in the benchmark.

•	For the six-month, real yields decreased by 0.14%, compared to a 0.01% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003, for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•	The effective duration of the Fund was 7.12 years on September 30, 2003, compared to a duration of 7.38 years for the Lehman Global Real: U.S. TIPS Index (Lehman TIPS Index).

•	The Fund’s duration was shorter than the Lehman TIPS Index for the period, which was negative for performance as real yields dropped.

•	The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the Lehman TIPS Index as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	Option writing added income to the portfolio as rates stayed within our forecasted range.

•	A small allocation to corporate bonds was positive, as corporate securities generally outperformed TIPS.

•	Emerging market bonds helped returns as improved credit quality and a broader investor base sustained their rally.

•	The Fund kept its commodity exposure at benchmark levels.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (6/28/02)

PIMCO CommodityRealReturn Strategy Fund Class A	10.40%	20.95%	—	—	32.45%

PIMCO CommodityRealReturn Strategy Fund Class A (adjusted)	4.33%	14.30%	—	—	26.62%

PIMCO CommodityRealReturn Strategy Fund Class B	10.04%	20.20%	—	—	31.59%

PIMCO CommodityRealReturn Strategy Fund Class B (adjusted)	5.04%	15.20%	—	—	28.62%

PIMCO CommodityRealReturn Strategy Fund Class C (adjusted)	7.93%	17.95%	—	—	29.77%

Dow Jones-AIG Commodity Index Total Return	7.37%	15.04%	—	—	—

Lipper Specialty/Miscellaneous Fund Average	20.10%	20.74%	—	—	—

* Annualized

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN INTERMEDIATE DURATION BOND FUND

PIMCO Diversified Income Fund

•	PIMCO Diversified Income Fund seeks maximum total return, consistent with prudent investment management.

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	From the Fund’s inception date on July 31, 2003, through September 30, 2003, the Class A Shares delivered a total return of 5.00%.

•	The Fund’s benchmark is a blend of the Lehman Brothers Global Aggregate Index-Credit Component (33%), the Merrill Lynch Global High Yield BB-B Rated Index (33%) and the J.P. Morgan Emerging Markets Bond Global Index (33%). During the period from July 31, 2003 through September 30, 2003, the benchmark returned 4.12%.

•	The average portfolio duration of the Fund will normally vary within a three-to eight-year range based on PIMCO’s forecast for interest rates.

•	The Fund may invest substantially all of its assets in high yield securities rated below investment grade, subject to a maximum of 10% of its assets in securities rated below B by Moody’s. In addition, the Fund may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

•	The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. Dollar-denominated securities of foreign issuers.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception (7/31/03)

PIMCO Diversified Income Fund Class A	—	—	—	—	5.00%

PIMCO Diversified Income Fund Class A (adjusted)	—	—	—	—	0.27%

PIMCO Diversified Income Fund Class B	—	—	—	—	4.89%

PIMCO Diversified Income Fund Class B (adjusted)	—	—	—	—	–0.11%

PIMCO Diversified Income Fund Class C (adjusted)	—	—	—	—	3.89%

Blended Benchmark*	—	—	—	—	—

Lipper General Bond Fund Average	—	—	—	—	—

* The Fund’s benchmark is a blend of the Lehman Brothers Global Aggregate Index-Credit Component (33%), the Merrill Lynch Global High Yield BB-B Rated Index (33%) and the J.P. Morgan Emerging Markets Bond Global Index (33%).

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	7

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class A Shares returned 13.19% for the six-month period ended September 30, 2003, outperforming the J.P. Morgan EMBI Global return of 12.57%.

•	Duration and yield curve positioning within the higher quality segment of the market added to relative performance.

•	An overweight position in Brazil added significantly to relative performance.

•	An overweight in Ecuador boosted performance following continued cooperation with the IMF on fiscal policy and the high level of oil prices.

•	Avoidance of countries with weak fundamentals detracted from performance as strong inflows into these issues overwhelmed weakened credit quality.

•	However, our continued avoidance of Argentina was positive as expectations for the timing and ultimate recovery value for bondholders were materially reduced.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO Emerging Markets Bond Fund Class A	13.19%	46.05%	23.66%	—	13.63%

PIMCO Emerging Markets Bond Fund Class A (adjusted)	8.10%	39.48%	22.52%	—	12.78%

PIMCO Emerging Markets Bond Fund Class B	12.77%	44.97%	22.73%	—	12.76%

PIMCO Emerging Markets Bond Fund Class B (adjusted)	7.77%	39.97%	22.56%	—	12.76%

PIMCO Emerging Markets Bond Fund Class C (adjusted)	11.77%	43.97%	22.77%	—	12.79%

J.P. Morgan Emerging Markets Bond Index Global	12.57%	35.03%	16.86%	—	—

J.P. Morgan Emerging Markets Bond Index Plus	13.73%	40.20%	17.31%	—	—

Lipper Emerging Markets Debt Fund Average	13.73%	38.91%	19.18%	—	—

* Annualized

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A Shares returned 0.93% for the six-month period ended September 30, 2003, outperforming the 0.53% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•	An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ending September 30, 2003.

•	Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•	Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•	An allocation to real return bonds was positive as longer maturity real yields rose less than Treasuries, which were more volatile during the period.

•	An underweight to the U.S. Dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (12/2/92)

PIMCO Foreign Bond Fund Class A	0.93%	5.73%	5.99%	8.07%	8.64%

PIMCO Foreign Bond Fund Class A (adjusted)	–3.61%	0.98%	5.02%	7.57%	8.18%

PIMCO Foreign Bond Fund Class B	0.55%	4.95%	5.20%	7.51%	8.13%

PIMCO Foreign Bond Fund Class B (adjusted)	–4.43%	-0.05%	4.88%	7.51%	8.13%

PIMCO Foreign Bond Fund Class C (adjusted)	–0.45%	3.94%	5.20%	7.27%	7.84%

J.P. Morgan Non-U.S. Index (Hedged)	0.53%	3.50%	5.56%	7.84%	—

Lipper International Income Fund Average	6.77%	15.78%	5.50%	6.23%	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	9

AN INTERNATIONAL BOND FUND

PIMCO Global Bond Fund II

•	PIMCO Global Bond Fund II seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class A Shares returned 1.18% for the six-month period ended September 30, 2003, outperforming the 0.87% return of the J.P. Morgan Global Index (Hedged).

•	An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•	An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ending September 30, 2003.

•	Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•	Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•	An allocation to real return bonds was positive as longer maturity real yields rose less than more volatile Treasuries.

•	An underweight to the U.S. dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (10/2/95)

PIMCO Global Bond Fund II Class A	1.18%	5.91%	6.27%	—	8.21%

PIMCO Global Bond Fund II Class A (adjusted)	–3.37%	1.15%	5.29%	—	7.58%

PIMCO Global Bond Fund II Class B	0.80%	5.13%	5.47%	—	7.48%

PIMCO Global Bond Fund II Class B (adjusted)	–4.19%	0.13%	5.15%	—	7.48%

PIMCO Global Bond Fund II Class C (adjusted)	–0.20%	4.13%	5.47%	—	7.38%

J.P. Morgan Global Index (Hedged)	0.87%	3.47%	5.78%	—	—

Lipper Global Income Fund Average	6.08%	14.53%	5.68%	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A MORTGAGE - BACKED BOND FUND

PIMCO GNMA Fund

•	PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class A Shares outperformed the Lehman Brothers GNMA Index by 0.39% for the six-month period ended September 30, 2003, returning 1.36% versus 0.97%.

•	Above benchmark duration was positive early in the period as yields declined, however, near-benchmark duration was neutral in the latter half as yields rose across the maturity spectrum.

•	An underweight to the 15-year Mortgage-Backed Securities sector was slightly negative as these issues moderately outpaced their 30-year counterparts.

•	An overweight to 30-year 6% coupons was positive as fuller coupons outperformed the coupon stack.

•	Investment in adjustable rate mortgages was positive as these issues provided stable returns later in the period as rates rose. Buying GNMAs forward and investing the purchase amount at relatively high short-term rates added to returns.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO GNMA Fund Class A	1.36%	3.31%	7.05%	—	7.38%

PIMCO GNMA Fund Class A (adjusted)	–3.20%	–1.35%	6.07%	—	6.58%

PIMCO GNMA Fund Class B	0.98%	2.54%	6.21%	—	6.55%

PIMCO GNMA Fund Class B (adjusted)	–4.02%	–2.39%	5.90%	—	6.55%

PIMCO GNMA Fund Class C (adjusted)	–0.02%	1.56%	6.22%	—	6.56%

Lehman Brothers GNMA Index	0.97%	3.25%	6.48%	—	—

Lipper GNMA Fund Average	0.75%	2.62%	5.59%	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	11

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class A Shares returned 9.65% for the six-month period ended September 30, 2003, compared to a 10.33% return for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Fund’s exposure to BBB-rated issues detracted from returns as these issues underperformed all lower quality tiers.

•	Exposure to HealthSouth over the period was a notable contributor to performance, as these bonds have improved significantly from their lows of the [first quarter], when alleged accounting fraud weighed heavily on the company.

•	An underweight to metals and mining was a positive for relative performance as this sector, which prior to this time period was bolstered by the safe-harbor war premium associated with the war in Iraq, was one of the worst performing for the period.

•	With transportation outperforming all other high sectors, led by the reviving airline bonds, an underweight to this category weighed down heavily on relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to performance, as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 month	1 year	5 year*	10 year*	Inception* (12/15/92)

PIMCO High Yield Fund Class A	9.65%	26.99%	4.87%	7.63%	8.33%

PIMCO High Yield Fund Class A (adjusted)	4.72%	21.28%	3.91%	7.14%	7.87%

PIMCO High Yield Fund Class B	9.25%	26.05%	4.09%	7.08%	7.82%

PIMCO High Yield Fund Class B (adjusted)	4.25%	21.05%	3.80%	7.08%	7.82%

PIMCO High Yield Fund Class C (adjusted)	8.25%	25.05%	4.09%	6.85%	7.55%

Merrill Lynch U.S. High Yield BB-B Rated Index	10.33%	23.69%	4.20%	6.67%	—

Lipper High Current Yield Fund Average	11.34%	24.96%	2.83%	4.78%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

12	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A LONG DURATION BOND FUND

PIMCO Long-Term U.S. Government Fund

•	PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises.

•	The Fund’s Class A Shares outperformed the benchmark Lehman Brothers Long-Term Treasury Index, returning 2.54% for the six-month period ended September 30, 2003, compared to a return of 2.26% for the Index.

•	Tactical duration adjustments amid interest rate volatility favorably positioned the Fund and enhanced performance.

•	A focus on intermediate maturities was positive, as rates did not increase as much along this part of the yield curve.

•	Modest holdings of longer duration structured mortgages detracted from performance as mortgages were adversely affected by historically high levels of volatility.

•	An allocation to longer duration corporates enhanced portfolio performance; credit sensitive assets continued to perform strongly amid signs of strength in the economy.

•	An allocation to real return bonds and municipal bonds helped returns in the latter part of the six-month period; these less volatile assets outperformed amid rising rates.

INVESTMENT PERFORMANCE     For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (7/1/91)

PIMCO Long-Term U.S. Government Fund Class A	2.54%	4.47%	6.87%	8.18%	10.70%

PIMCO Long-Term U.S. Government Fund Class A (adjusted)	–2.08%	–0.23%	5.89%	7.69%	10.28%

PIMCO Long-Term U.S. Government Fund Class B	2.15%	3.69%	6.07%	7.61%	10.23%

PIMCO Long-Term U.S. Government Fund Class B (adjusted)	–2.85%	–1.15%	5.77%	7.61%	10.23%

PIMCO Long-Term U.S. Government Fund Class C (adjusted)	1.16%	2.72%	6.07%	7.38%	9.89%

Lehman Brothers Long-Term Treasury Index	2.26%	3.66%	6.53%	7.86%	—

Lipper General U.S. Government Fund Average	0.79%	2.23%	5.13%	5.66%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	13

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class A Shares returned 1.10% for the six-month period ended September 30, 2003, compared to the Merrill Lynch 1–3 Year Treasury Index return of 1.15%.

•	The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•	The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•	An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•	The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

•	Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to its relatively high yields and improving credit quality.

•	Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, was neutral for performance.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)

PIMCO Low Duration Fund Class A	1.10%	4.34%	5.51%	5.93%	7.11%

PIMCO Low Duration Fund Class A (adjusted)	–1.93%	1.21%	4.87%	5.61%	6.91%

PIMCO Low Duration Fund Class B	0.72%	3.57%	4.73%	5.38%	6.77%

PIMCO Low Duration Fund Class B (adjusted)	–4.28%	–1.43%	4.39%	5.38%	6.77%

PIMCO Low Duration Fund Class C (adjusted)	-0.15%	2.82%	4.99%	5.41%	6.59%

Merrill Lynch 1–3 Year Treasury Index	1.15%	2.62%	5.50%	5.72%	—

Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	5.19%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

14	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A SHORT DURATION BOND FUND

PIMCO Money Market Fund

•	PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•	The Fund’s Class A Shares returned 0.26% for the six-month period ended September 30, 2003, underperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•	The Fund, which has a Aaa money market fund rating by Moody’s Investors Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to high liquidity, attractive yields and limited credit risks.

•	High quality (A1/P1) commercial paper yields fell approximately 0.10% for three-month maturities, reflecting the Federal Reserves decision to keep fed funds rates at low levels.

•	Three-month commercial paper yields relative to Treasuries widened by about 0.10% to approximately 0.20% on September 30, 2003.

•	The SEC 7-day and 30-day yields for the Fund’s Class A Shares were 0.37% and 0.39%, respectively as of September 30, 2003.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (3/1/91)

PIMCO Money Market Fund Class A	0.26%	0.69%	3.40%	4.09%	4.01%

PIMCO Money Market Fund Class B	0.03%	0.08%	2.57%	3.47%	3.49%

PIMCO Money Market Fund Class C	0.26%	0.69%	3.42%	4.11%	4.02%

Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—

Lipper Money Market Fund Average	0.21%	0.56%	3.23%	4.01%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	15

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2003, the Fund’s Class A Shares returned 4.35%, versus the 3.73% return of the Fund’s benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•	For the six-months real yields decreased by 0.14%, compared to the 0.01% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003, for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•	The effective duration of the Fund was 7.36 years on September 30, 2003, compared to the benchmark’s duration of 7.38 years.

•	The Fund’s duration was slightly longer than the benchmark for the period, which was positive for performance as real yields dropped.

•	The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	Option writing added income to the portfolio as rates stayed within our forecasted range.

•	A small allocation to corporate bonds was positive as corporate securities generally outperformed TIPS.

•	An allocation to Non-U.S. bonds was negative to performance as yields on U.S. Treasuries fell further than yields on Non-U.S. Government securities.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (1/29/97)

PIMCO Real Return Fund Class A	4.35%	7.38%	9.81%	—	8.63%

PIMCO Real Return Fund Class A (adjusted)	1.22%	4.16%	9.14%	—	8.14%

PIMCO Real Return Fund Class B	3.96%	6.57%	8.99%	—	7.83%

PIMCO Real Return Fund Class B (adjusted)	–1.04%	1.57%	8.71%	—	7.83%

PIMCO Real Return Fund Class C (adjusted)	3.09%	5.84%	9.26%	—	8.09%

Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	9.11%	—	—

Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	8.18%	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

16	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO’s Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class A Shares returned 0.93% for the six-month period ended September 30, 2003, outperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Eurodollar futures and written options strategies boosted returns.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (10/7/87)

PIMCO Short-Term Fund Class A	0.93%	3.39%	4.48%	5.15%	5.61%

PIMCO Short-Term Fund Class A (adjusted)	–1.09%	1.32%	4.05%	4.94%	5.48%

PIMCO Short-Term Fund Class B	0.55%	2.62%	3.71%	4.62%	5.26%

PIMCO Short-Term Fund Class B (adjusted)	–4.45%	–2.38%	3.36%	4.62%	5.26%

PIMCO Short-Term Fund Class C (adjusted)	–0.23%	2.08%	4.16%	4.84%	5.30%

Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—

Lipper Ultra-Short Obligations Fund Average	0.72%	1.94%	4.31%	4.77%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	17

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index posted a total return of 18.45% for the six-month period ended September 30, 2003. The Fund’s Class A Shares delivered a total return of 18.08%, underperforming the S&P 500 Index modestly.

•	Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/13/93)

PIMCO StocksPLUS Fund Class A	18.08%	26.02%	1.36%	10.43%	10.61%

PIMCO StocksPLUS Fund Class A (adjusted)	14.54%	22.24%	0.74%	10.09%	10.28%

PIMCO StocksPLUS Fund Class B	17.50%	25.10%	0.61%	9.85%	10.05%

PIMCO StocksPLUS Fund Class B (adjusted)	12.50%	20.10%	0.34%	9.85%	10.05%

PIMCO StocksPLUS Fund Class C (adjusted)	16.77%	24.61%	0.86%	9.88%	10.06%

S&P 500 Index	18.45%	24.39%	1.00%	10.05%	—

Lipper Large-Cap Core Fund Average	16.92%	20.86%	–0.01%	7.84%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

18	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Total Return Fund

•	PIMCO StocksPLUS Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index posted a total return of 18.45% for the six-month period ended September 30, 2003. The Fund’s Class A Shares delivered a total return of 19.88%, outperforming the S&P 500 Index.

•	Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	An allocation to TIPS was positive on a relative basis as inflation expectations rose given continued monetary and fiscal stimulus.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (6/28/02)

PIMCO StocksPLUS Total Return Fund Class A	19.88%	29.34%	—	—	7.97%

PIMCO StocksPLUS Total Return Fund Class A (adjusted)	16.29%	25.46%	—	—	5.38%

PIMCO StocksPLUS Total Return Fund Class B	19.37%	27.83%	—	—	6.80%

PIMCO StocksPLUS Total Return Fund Class B (adjusted)	14.37%	22.83%	—	—	3.66%

PIMCO StocksPLUS Total Return Fund Class C (adjusted)	18.39%	26.86%	—	—	6.82%

S&P 500 Index	18.45%	24.39%	—	—	—

Lipper Large-Cap Core Fund Average	16.92%	20.86%	—	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	19

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•	The Fund’s Class A Shares returned 1.68% for the six-month period ended September 30, 2003, outperforming the Lehman Brothers Mortgage Index return of 1.18%.

•	The Fund’s duration position added to performance, as it was above-benchmark when yields declined early in the period and below-benchmark when yields rose.

•	A focus in lower coupons was positive, despite a significant under-performance in July, as these issues provided protection against record prepayments early in the period.

•	A focus in Conventional (FHLMC & FNMA) securities was positive as these issues outpaced their GNMA counterparts.

•	An overweight to lower coupon 15-Year FNMA was positive as investors preferred their relatively stable cash flows.

•	Buying mortgages forward and investing the remaining cash in short duration instruments added to returns.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO Total Return Mortgage Fund Class A	1.68%	4.12%	6.99%	—	7.53%

PIMCO Total Return Mortgage Fund Class A (adjusted)	–2.93%	–0.54%	6.02%	—	6.73%

PIMCO Total Return Mortgage Fund Class B	1.30%	3.38%	6.20%	—	6.73%

PIMCO Total Return Mortgage Fund Class B (adjusted)	–3.70%	–1.59%	5.88%	—	6.73%

PIMCO Total Return Mortgage Fund Class C (adjusted)	0.30%	2.35%	6.19%	—	6.72%

Lehman Brothers Mortgage Index	1.18%	3.50%	6.52%	—	—

Lipper U.S. Mortgage Fund Average	1.05%	3.03%	5.68%	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

20	PIMCO Bond Funds Semi-Annual Report I 9.30.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Diversified Income, Emerging Markets Bond & Real Return Fund Inst’l shares and retail shares commenced operations on the same day, 7/03, 7/97 and 1/97, respectively. Returns for the remaining PIMS Funds represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997 for StocksPLUS, Short Term, Money Market, Low Duration, Long-Term U.S. Gov’t, High Yield and Foreign Bond. The Total Return Mortgage Fund was first offered in 8/00, Global Bond II in 10/95, GNMA in 6/01, CommodityRealReturn Strategy in 12/02, StocksPLUS Total Return in 7/03. Returns for Class A shares adjusted include the effect of the 4.5% maximum initial sales charge for the PIMS Funds except for Low Duration, Real Return & StocksPLUS which includes a 3% maximum initial sales charge, Short-Term Fund which includes a 2% maximum initial sales charge and CommodityRealReturn Strategy which includes a 5.5% maximum initial sales charge. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership or in the case of CommodityRealReturn Strategy Class C, 18 months.

The credit quality of the investment in the portfolio does not apply to the stability or safety of a fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The Funds may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, and this risk may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	21

Schedule of Investments

All Asset Fund

September 30, 2003 (Unaudited)

	Shares	Value (000s)

PIMCO FUNDS (a) 99.0%
CommodityRealReturn Strategy	3,822,808	$50,652
Emerging Markets Bond	2,239,829	24,862
European Convertible Bond	2,948,579	34,056
Global Bond	5,291	56
GNMA	3,299,988	36,498
High Yield	4,201,163	39,575
Low Duration	1,342,051	13,864
Real Return	12,530,505	146,482
Real Return Asset	14,906,520	171,872
StocksPLUS	2,144,552	19,258
StocksPLUS Total Return	5,769,707	62,890

Total Investments 99.0% (Cost $589,004)		$600,065
Other Assets and Liabilities (Net) 1.0%		6,257

Net Assets 100.0%		$606,322

Notes to Schedule of Investments:

(a)	Institutional Class shares of each PIMCO Fund.

22	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 2.6%
Banking & Finance 2.3%
CIT Group, Inc.
2.360% due 01/09/2004 (a)	$3,600	$3,611
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	2,800	2,802
3.227% due 10/25/2004 (a)	200	202
General Motors Acceptance Corp.
1.830% due 01/20/2004 (a)	2,200	2,202
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	270
8.625% due 02/01/2022	200	224
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	2,000	2,000
Residential Reinsurance Ltd.
6.090% due 06/08/2006 (a)	500	501
Studio RE Ltd.
6.210% due 07/07/2006 (a)	250	251
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	102

		12,165

Industrials 0.0%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109

Utilities 0.3%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	111
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	1,500	1,504

		1,615

Total Corporate Bonds & Notes (Cost $13,850)		13,889

U.S. TREASURY OBLIGATIONS 115.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	85,189	93,735
3.625% due 01/15/2008	102,416	114,946
3.875% due 01/15/2009	69,521	79,438
4.250% due 01/15/2010	6,176	7,250
3.500% due 01/15/2011	4,755	5,382
3.375% due 01/15/2012 (b)	21,031	23,673
3.000% due 07/15/2012 (b)	130,490	142,968
1.875% due 07/15/2013	50,064	49,814
3.625% due 04/15/2028 (b)	36,569	44,077
3.875% due 04/15/2029	44,465	56,019

Total U.S. Treasury Obligations (Cost $604,797)		617,302

SOVEREIGN ISSUES 0.4%
Republic of Brazil
3.062% due 04/15/2006 (a)	240	235
2.187% due 04/15/2009 (a)	71	63
8.000% due 04/15/2014	616	566
11.000% due 08/17/2040	200	189
United Mexican States
6.375% due 01/16/2013	1,200	1,269

Total Sovereign Issues (Cost $2,226)		2,322

SHORT-TERM INSTRUMENTS 7.4%
Commercial Paper 6.8%
Fannie Mae
1.050% due 10/01/2003	$8,500	$8,500
1.130% due 02/18/2004	2,600	2,589
1.080% due 02/23/2004	9,500	9,457
1.115% due 02/25/2004	3,300	3,285
General Electric Capital Corp.
1.060% due 12/18/2003	5,000	4,988
1.120% due 01/21/2004	1,400	1,395
Royal Bank of Scotland PLC
1.055% due 12/16/2003	2,800	2,794
Shell Finance
1.100% due 03/16/2004	700	696
Westpac Trust Securities Ltd.
1.020% due 01/28/2004	2,300	2,292

		35,996

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.250% due 08/13/2004 valued at $2,823. Repurchase proceeds are $2,767.)	2,767	2,767

U.S. Treasury Bill 0.1% (d)
1.010% due 12/18/2003	625	623

Total Short-Term Instruments (Cost $39,388)		39,386

Total Investments 126.0% (Cost $660,261)		$672,899
Other Assets and Liabilities (Net) (26.0%)		(138,644)

Net Assets 100.0%		$534,255

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $102,317 and $103,334, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $623 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury
10-Year Note (12/2003)—Long	124	$730

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.640%.
Counterparty: AIG International Inc. Exp. 10/31/2003	$415,000	$0
Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.670%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 10/31/2003	110,000	0

		$0

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.000	11/15/2007	1,000	$1,021	$1,011
U.S. Treasury Note	4.000	11/15/2012	1,000	1,012	984
U.S. Treasury Note	4.250	08/15/2013	11,200	11,485	11,193

				$13,518	$13,188

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	23

Schedule of Investments

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 52.2%
Banking & Finance 15.4%
AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$255
Bank of America Corp.
3.875% due 01/15/2008	120	124
5.875% due 02/15/2009	100	111
Bluewater Finance Ltd.
10.250% due 02/15/2012	250	255
Citigroup, Inc.
6.000% due 02/21/2012	250	277
7.750% due 12/01/2036	100	113
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	480	588
8.750% due 06/15/2030	200	255
Ford Motor Credit Co.
7.250% due 10/25/2011	755	789
7.000% due 10/01/2013	600	605
Forest City Enterprises, Inc.
7.625% due 06/01/2015	225	235
General Motors Acceptance Corp.
7.000% due 02/01/2012	450	469
6.875% due 08/28/2012	330	342
Goldman Sachs Group, Inc.
5.700% due 09/01/2012	165	177
6.125% due 02/15/2033	45	46
Household Finance Corp.
7.000% due 05/15/2012	340	393
J.P. Morgan—HYDI
8.000% due 06/20/2008	2,475	2,524
J.P. Morgan Chase & Co.
6.625% due 03/15/2012	220	248
JSG Funding PLC
9.625% due 10/01/2012	260	286
Korea Development Bank
5.750% due 09/10/2013	485	514
MetLife, Inc.
5.375% due 12/15/2012	45	47
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	340	399
Pemex Project Funding Master Trust
8.000% due 11/15/2011	200	227
8.625% due 02/01/2022	783	877
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	845	773
Rotech Healthcare, Inc.
9.500% due 04/01/2012	300	318
Targeted Return Index Securities Trust
1.511% due 05/15/2013	4,833	5,187
TD Funding Corp.
8.375% due 07/15/2011	225	243
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (a)	450	489
Universal City Development Partners
11.750% due 04/01/2010	150	169
Ventas Capital Corp.
8.750% due 05/01/2009	150	164
Verizon Global Funding Corp.
6.875% due 06/15/2012	100	114

		17,613

Industrials 27.6%
Abitibi-Consolidated, Inc.
7.500% due 04/01/2028	25	23
8.850% due 08/01/2030	245	256
AEC Ironwood LLC
8.857% due 11/30/2025	221	228
Allbritton Communications Co.
7.750% due 12/15/2012	225	231
Allied Waste North America, Inc.
8.500% due 12/01/2008	345	374
10.000% due 08/01/2009	225	245
Amerada Hess Corp.
6.650% due 08/15/2011	$410	$450
7.300% due 08/15/2031	100	107
American Color Graphics
10.000% due 06/15/2010	225	239
American Media Operations, Inc.
10.250% due 05/01/2009	200	215
AmeriGas Partners LP
10.000% due 04/15/2006	225	242
AOL Time Warner, Inc.
6.875% due 05/01/2012	400	450
7.700% due 05/01/2032	200	230
Armor Holdings, Inc.
8.250% due 08/15/2013	225	239
Aviall, Inc.
7.625% due 07/01/2011	225	232
Beverly Enterprises, Inc.
9.625% due 04/15/2009	150	160
Boyd Gaming Corp.
7.750% due 12/15/2012	225	233
BRL Universal Equipment
8.875% due 02/15/2008	250	271
Building Materials Corp.
7.750% due 07/15/2005	175	178
Cadmus Communications Corp.
9.750% due 06/01/2009	225	238
Canwest Media, Inc.
10.625% due 05/15/2011	225	256
Charter Communications Holdings LLC
10.000% due 04/01/2009	150	119
Chesapeake Energy Corp.
8.500% due 03/15/2012	300	319
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	100	100
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	404
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	111
6.875% due 06/15/2009	295	337
Comcast Corp.
6.500% due 01/15/2015	100	110
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	378
Continental Airlines, Inc.
7.373% due 12/15/2015	225	171
Cox Communications, Inc.
7.750% due 08/15/2006	270	309
Crown European Holdings S.A.
9.500% due 03/01/2011	165	178
10.875% due 03/01/2013	100	111
CSC Holdings, Inc.
8.125% due 08/15/2009	335	347
7.625% due 04/01/2011	200	200
DaimlerChrysler North America Holding Corp.
7.300% due 01/15/2012	90	101
8.500% due 01/18/2031	340	399
Dex Media East LLC
9.875% due 11/15/2009	325	370
Dex Media West LLC
8.500% due 08/15/2010	225	246
9.875% due 08/15/2013	155	176
Dimon, Inc.
7.750% due 06/01/2013	100	103
Dobson Communications Corp.
8.875% due 10/01/2013	300	305
Domino’s, Inc.
8.250% due 07/01/2011	225	239
Dow Chemical Co.
5.750% due 12/15/2008	105	114
6.000% due 10/01/2012	250	263
Dresser, Inc.
9.375% due 04/15/2011	$300	$316
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	269
5.625% due 11/30/2012	225	235
Dura Operating Corp.
8.625% due 04/15/2012	255	266
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	100	95
Dynegy Holdings, Inc.
9.875% due 07/15/2010	550	550
El Paso Corp.
7.875% due 06/15/2012	220	186
Equistar Chemicals LP
10.125% due 09/01/2008	255	254
Extended Stay America, Inc.
9.875% due 06/15/2011	245	272
Extendicare Health Services
9.500% due 07/01/2010	150	164
Ferrellgas Partners LP
8.750% due 06/15/2012	245	263
Fimep S.A.
10.500% due 02/15/2013	155	176
Fresenius Medical Care
7.875% due 06/15/2011	200	210
Garden State Newspapers, Inc.
8.750% due 10/01/2009	305	315
General Motors Corp.
7.125% due 07/15/2013	125	131
8.375% due 07/15/2033	250	262
Georgia-Pacific Corp.
9.125% due 07/01/2022	425	423
Graphic Packaging International Corp.
8.500% due 08/15/2011	150	163
Grief Brothers Corp.
8.875% due 08/01/2012	245	266
Hanover Equipment Trust
8.500% due 09/01/2008	150	155
HCA, Inc.
6.950% due 05/01/2012	170	181
6.300% due 10/01/2012	140	143
Hilton Hotels Corp.
7.625% due 12/01/2012	225	247
Hollinger International Publishing
9.000% due 12/15/2010	225	238
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	220	245
Host Marriott LP
9.500% due 01/15/2007	240	264
Houghton Mifflin Co.
8.250% due 02/01/2011	225	237
Ingles Markets, Inc.
8.875% due 12/01/2011	150	152
Insight Midwest LP
10.500% due 11/01/2010	225	236
International Paper Co.
6.750% due 09/01/2011	220	249
ISP Chemco, Inc.
10.250% due 07/01/2011	225	252
ISP Holdings, Inc.
10.625% due 12/15/2009	165	181
Johnsondiversey, Inc.
9.625% due 05/15/2012	225	245
K&F Industries, Inc.
9.625% due 12/15/2010	225	249
Kappa Beheer NV
10.625% due 07/15/2009	225	241
Kerr-McGee Corp.
6.875% due 09/15/2011	250	284
7.875% due 09/15/2031	145	171
Kroger Co.
5.500% due 02/01/2013	340	356

24	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

L-3 Communications Corp.
6.125% due 07/15/2013	$225	$224
La Quinta Corp.
8.875% due 03/15/2011	225	245
Lyondell Chemical Co.
9.500% due 12/15/2008	265	246
Mail Well I Corp.
9.625% due 03/15/2012	245	267
Mandalay Resort Group
9.375% due 02/15/2010	235	271
Mediacom Broadband LLC
11.000% due 07/15/2013	160	169
Merisant Co.
9.500% due 07/15/2013	100	108
MGM Mirage
9.750% due 06/01/2007	230	261
Midwest Generation LLC
8.560% due 01/02/2016	100	93
Millennium America, Inc.
9.250% due 06/15/2008	165	172
Newpark Resources, Inc.
8.625% due 12/15/2007	225	233
Nextel Communications, Inc.
9.950% due 02/15/2008	250	264
Norfolk Southern Corp.
7.800% due 05/15/2027	170	207
OM Group, Inc.
9.250% due 12/15/2011	225	224
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	200	216
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	150	173
PanAmSat Corp.
8.500% due 02/01/2012	250	263
Park Place Entertainment Corp.
8.875% due 09/15/2008	235	261
Peabody Energy Corp.
6.875% due 03/15/2013	150	157
Petroleos Mexicanos
9.375% due 12/02/2008	203	244
Primedia, Inc.
8.000% due 05/15/2013	255	259
Quebecor Media, Inc.
11.125% due 07/15/2011	235	269
Qwest Corp.
8.875% due 03/15/2012	340	379
Riggs Capital Trust
8.625% due 12/31/2026	170	172
Roundy’s, Inc.
8.875% due 06/15/2012	300	315
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	225	239
Safeway, Inc.
7.250% due 02/01/2031	270	306
Salem Communications Holding Corp.
7.750% due 12/15/2010	225	232
Shaw Communications, Inc.
8.250% due 04/11/2010	245	271
Six Flags, Inc.
9.750% due 04/15/2013	250	236
Stone Container Corp.
9.750% due 02/01/2011	225	246
Tenet Healthcare Corp.
6.375% due 12/01/2011	100	96
7.375% due 02/01/2013	100	101
Tesoro Petroleum Corp.
9.625% due 04/01/2012	170	170
Time Warner Telecom, Inc.
10.125% due 02/01/2011	225	226
Transmontaigne, Inc.
9.125% due 06/01/2010	100	107
TRW Automotive, Inc.
9.375% due 02/15/2013	$155	$175
Tyco International Group S.A.
6.375% due 10/15/2011	445	461
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	313
Vivendi Universal S.A.
9.250% due 04/15/2010	155	180
Walt Disney Co.
6.375% due 03/01/2012	340	378
Waste Management, Inc.
7.375% due 08/01/2010	100	117
7.650% due 03/15/2011	270	315
Westlake Chemical Corp.
8.750% due 07/15/2011	170	177
Williams Cos., Inc.
8.625% due 06/01/2010	400	427
8.125% due 03/15/2012	245	256
7.750% due 06/15/2031	115	105
8.750% due 03/15/2032	500	496
Young Broadcasting, Inc.
10.000% due 03/01/2011	200	213

		31,503

Utilities 9.2%
ACC Escrow Corp.
10.000% due 08/01/2011	300	324
AES Corp.
8.875% due 02/15/2011	250	250
8.750% due 05/15/2013	200	211
AT&T Broadband Corp.
8.375% due 03/15/2013	315	391
AT&T Corp.
6.000% due 03/15/2009	260	280
7.800% due 11/15/2011	125	145
8.500% due 11/15/2031	370	440
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	340	404
British Telecom PLC
8.125% due 12/15/2010	340	419
CMS Energy Corp.
7.625% due 11/15/2004	255	260
Constellation Energy Group, Inc.
7.000% due 04/01/2012	155	177
Delphi Corp.
6.500% due 08/15/2013	340	352
Dominion Resources, Inc.
5.700% due 09/17/2012	260	277
El Paso CGP Co.
7.625% due 09/01/2008	175	146
El Paso Energy Partners
8.500% due 06/01/2011	225	244
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	195
FirstEnergy Corp.
6.450% due 11/15/2011	320	335
France Telecom S.A.
9.250% due 03/01/2011	420	514
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	200	218
MSW Energy Holdings LLC
8.500% due 09/01/2010	200	210
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	184
Progress Energy, Inc.
7.100% due 03/01/2011	465	526
7.000% due 10/30/2031	170	180
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	150	159
PSEG Power LLC
6.950% due 06/01/2012	270	305
Rural Cellular Corp.
9.875% due 02/01/2010	300	298
SESI LLC
8.875% due 05/15/2011	$225	$240
South Point Energy Corp.
8.400% due 05/30/2012	238	224
Sprint Capital Corp.
8.375% due 03/15/2012	280	331
8.750% due 03/15/2032	200	238
TECO Energy, Inc.
7.500% due 06/15/2010	300	306
Triton PCS, Inc.
8.750% due 11/15/2011	275	276
8.500% due 06/01/2013	250	269
TXU Corp.
7.000% due 03/15/2013	600	654
Verizon New England, Inc.
6.500% due 09/15/2011	225	254
Verizon New York, Inc.
6.875% due 04/01/2012	25	29
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	246

		10,511

Total Corporate Bonds & Notes (Cost $58,598)		59,627

ASSET-BACKED SECURITIES 0.1%
Kingdom of Morocco
2.187% due 01/05/2009	91	88

Total Asset-Backed Securities (Cost $88)		88

SOVEREIGN ISSUES 35.0%
Banque Centrale De Tunisie
7.375% due 04/25/2012	880	997
Republic of Brazil
3.062% due 04/15/2006 (a)	952	930
2.187% due 04/15/2009 (a)	431	388
10.000% due 08/07/2011	2,600	2,561
11.000% due 01/11/2012	415	427
2.187% due 04/15/2012 (a)	935	748
8.000% due 04/15/2014 (a)	6,033	5,543
8.875% due 04/15/2024	907	733
12.250% due 03/06/2030	735	764
11.000% due 08/17/2040	2,391	2,259
Republic of Bulgaria
1.937% due 07/28/2012 (a)	129	124
1.937% due 07/28/2024 (a)	50	48
Republic of Chile
7.125% due 01/11/2012	20	23
5.500% due 01/15/2013	635	662
Republic of Croatia
1.951% due 07/31/2010 (a)	146	146
Republic of Ecuador
12.000% due 11/15/2012	90	74
6.000% due 08/15/2030	1,862	1,167
Republic of Guatemala
9.250% due 08/01/2013	739	789
Republic of Korea
8.875% due 04/15/2008	218	268
Republic of Malaysia
8.750% due 06/01/2009	195	244
7.500% due 07/15/2011	371	445
Republic of Panama
8.250% due 04/22/2008	742	824
9.625% due 02/08/2011	197	226
9.375% due 07/23/2012	182	206
9.375% due 01/16/2023	396	428
9.375% due 04/01/2029	75	86

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	25

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

Republic of Peru
9.125% due 01/15/2008		$281	$329
9.125% due 02/21/2012		370	413
9.875% due 02/06/2015		47	55
4.500% due 03/07/2017		485	423
5.000% due 03/07/2017		885	813
Republic of Poland
3.750% due 10/27/2024		55	49
Republic of South Africa
9.125% due 05/19/2009		80	98
7.375% due 04/25/2012		1,069	1,219
Republic of Ukraine
11.000% due 03/15/2007 (a)		158	175
7.650% due 06/11/2013		800	800
Russian Federation
8.250% due 03/31/2010 (a)		230	260
5.000% due 03/31/2030 (a)		7,302	6,911
United Mexican States
10.375% due 02/17/2009		155	199
9.875% due 02/01/2010		215	274
8.375% due 01/14/2011		963	1,148
7.500% due 01/14/2012		290	329
6.375% due 01/16/2013		1,489	1,575
8.300% due 08/15/2031		1,658	1,887
7.500% due 04/08/2033		1,780	1,865

Total Sovereign Issues (Cost $39,346)			39,932

FOREIGN CURRENCY-DENOMINATED ISSUES (d)(e) 1.1%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	378
El Paso Corp.
7.125% due 05/06/2009		600	594
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		225	273

Total Foreign Currency-Denominated Issues (Cost $1,207)			1,245

PREFERRED STOCK 0.3%
	Shares
Fresenius Medical Care
7.875% due 02/01/2008		335	349

Total Preferred Stock (Cost $353)			349

SHORT-TERM INSTRUMENTS 10.7%
	Principal Amount (000s)
Certificates of Deposit 0.5%
Wells Fargo Financial, Inc.
1.060% due 10/06/2003		$500	500

Commercial Paper 10.2%
Danske Corp.
1.060% due 12/05/2003		1,000	998
Fannie Mae
1.050% due 12/17/2003		1,500	1,497
1.080% due 02/02/2004		1,000	996
1.080% due 02/19/2004		3,200	3,186
1.137% due 03/03/2004		1,000	995
Federal Home Loan Bank
1.075% due 03/10/2004		2,000	1,990
HBOS Treasury Services PLC
1.070% due 12/09/2003		500	499
1.070% due 12/10/2003		500	499
Westpac Trust Securities Ltd.
1.020% due 01/28/2004		$1,000	$997

			11,657

U.S. Treasury Bill 0.0%
1.010% due 12/18/2003		30	30

Total Short-Term Instruments (Cost $12,186)			12,187

Total Investments 99.4% (Cost $111,778)			$113,428
Other Assets and Liabilities (Net) 0.6%			675

Net Assets 100.0%			$114,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Payment in-kind bond security.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 2.050% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2013	$210	$2

Receive a fixed rate equal to 2.070% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	$530	$5
Receive a fixed rate equal to 2.170% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	120	2
Receive a fixed rate equal to 2.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2013	200	(4)
Receive a fixed rate equal to 2.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/05/2013	350	(1)
Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/04/2013	810	0
Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 08/01/2013	200	2

		$6

(d)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BR	794	03/2004	$1	$0	$1
Sell	EC	759	11/2003	0	(12)	(12)
Buy	HF	58,353	03/2004	5	0	5
Buy	KW	307,735	03/2004	1	0	1
Buy	MP	2,913	03/2004	0	(4)	(4)
Buy	CY	2,108	09/2004	3	0	3
Buy	PZ	1,055	03/2004	0	(1)	(1)
Buy	RR	8,225	03/2004	0	(2)	(2)
Buy	SR	1,891	03/2004	9	0	9
Sell		1,891	03/2004	1	0	1

				$20	$(19)	$1

(e)	Principal amount denoted in indicated currency:

BR—Brazilian Real

EC—Euro

HF—Hungarian Forint

KW—South Korean Won

MP—Mexican Peso

CY—Chinese Yuan Renminbi

PZ—Polish Zloty

RR—Russian Ruble

SR—South Africa Rand

26	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005		$30	$23

Total Bermuda (Cost $30)			23

BRAZIL 27.1%
Republic of Brazil
2.125% due 04/15/2006 (a)(b)		$41,955	41,011
11.500% due 03/12/2008		10,250	11,301
2.187% due 04/15/2009 (a)(b)		27,741	24,933
2.187% due 04/15/2009 (a)		3,296	2,963
14.500% due 10/15/2009		4,000	4,824
10.000% due 08/07/2011		6,450	6,353
11.000% due 01/11/2012		20,635	21,254
2.187% due 04/15/2012 (a)		12,320	9,856
8.000% due 04/15/2014		42,412	38,968
12.750% due 01/15/2020		2,250	2,411
2.125% due 04/15/2024 (a)		1,130	864
6.000% due 04/15/2024		11,697	9,270
8.875% due 04/15/2024 (b)		7,550	6,100
8.875% due 04/15/2024		9,800	7,865
10.125% due 05/15/2027 (b)		11,000	9,845
10.125% due 05/15/2027		4,150	3,714
12.250% due 03/06/2030 (b)		14,420	14,997
11.000% due 08/17/2040 (b)		64,063	60,540

Total Brazil (Cost $263,119)			277,069

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)		$314	299
2.187% due 07/28/2012 (a)		3,492	3,369
2.687% due 07/28/2024 (a)		2,625	2,546

Total Bulgaria (Cost $5,991)			6,214

CAYMAN ISLANDS 0.0%
Pemex Finance Ltd.
9.030% due 02/15/2011		$60	73

Total Cayman Islands (Cost $71)			73

CHILE 2.3%
Republic of Chile
5.625% due 07/23/2007		$2,505	2,727
6.875% due 04/28/2009		2,240	2,576
7.125% due 01/11/2012 (b)		6,420	7,400
5.500% due 01/15/2013		10,390	10,832

Total Chile (Cost $22,953)			23,535

COLOMBIA 0.0%
Republic of Colombia
7.625% due 02/15/2007		$50	53
10.750% due 01/15/2013		40	45

Total Colombia (Cost $99)			98

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)		$2,167	2,161

Total Croatia (Cost $2,157)			2,161

DOMINICAN REPUBLIC 0.1%
Dominican Republic
9.500% due 09/27/2006		$1,070	$1,097

Total Dominican Republic (Cost $1,127)			1,097

ECUADOR 2.6%
Republic of Ecuador
12.000% due 11/15/2012		$2,355	1,949
6.000% due 08/15/2030 (a)		3,450	2,186
6.000% due 08/15/2030 (b)		36,313	22,750

Total Ecuador (Cost $23,997)			26,885

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		$3,290	3,575

Total El Salvador (Cost $3,575)			3,575

GUATEMALA 1.5%
Republic of Guatemala
9.250% due 08/01/2013		$14,621	15,609

Total Guatemala (Cost $14,756)			15,609

MALAYSIA 1.5%
Petroliam Nasional
7.750% due 08/15/2015		$1,690	2,011
Petronas Capital Ltd.
7.000% due 05/22/2012 (a)		100	115
7.000% due 05/22/2012		5,000	5,669
7.875% due 05/22/2022		3,000	3,435
Republic of Malaysia
8.750% due 06/01/2009		3,400	4,247
7.500% due 07/15/2011		53	64

Total Malaysia (Cost $14,929)			15,541

MEXICO 18.1%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		$200	208
Banco Nacional Obra Servicios
9.625% due 11/15/2003		500	510
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)		3,600	3,638
8.500% due 02/15/2008		1,000	1,165
9.125% due 10/13/2010		565	679
8.000% due 11/15/2011		2,330	2,645
7.375% due 12/15/2014		485	524
8.625% due 02/01/2022		24,716	27,682
Petroleos Mexicanos
6.500% due 02/01/2005		1,900	2,001
9.375% due 12/02/2008		500	600
9.250% due 03/30/2018		500	589
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,118
United Mexican States
4.625% due 10/08/2008		60	61
10.375% due 02/17/2009		1,185	1,522
9.875% due 02/01/2010		10,300	13,107
8.375% due 01/14/2011		1,400	1,666
8.375% due 01/14/2011 (b)		9,617	11,468
7.500% due 01/14/2012		11,138	12,625
6.375% due 01/16/2013		16,711	17,672
11.375% due 09/15/2016		450	647
11.375% due 09/15/2016 (b)		7,500	10,823
8.125% due 12/30/2019 (b)		$10,670	$12,084
8.000% due 09/24/2022 (b)		17,525	19,365
8.300% due 08/15/2031 (b)		30,921	35,188
7.500% due 04/08/2033		6,000	6,285
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		19,094	263
0.000% due 06/30/2005 (a)		19,094	72
0.000% due 06/30/2006 (a)		19,094	24
0.000% due 06/30/2007 (a)		17,325	13

Total Mexico (Cost $177,926)			184,244

MOROCCO 0.3%
Kingdom of Morocco
2.187% due 01/01/2009 (a)		$1,480	1,450
2.187% due 01/05/2009		661	641
2.187% due 01/05/2009 (a)		750	735

Total Morocco (Cost $2,647)			2,826

PANAMA 5.1%
Republic of Panama
8.250% due 04/22/2008		$1,271	1,411
9.625% due 02/08/2011		15,626	17,929
9.375% due 07/23/2012 (b)		8,273	9,386
2.250% due 07/17/2016 (a)		69	58
9.375% due 01/16/2023		8,471	9,149
8.875% due 09/30/2027		11,250	11,644
9.375% due 04/01/2029		2,675	3,050

Total Panama (Cost $51,204)			52,627

PERU 6.3%
Republic of Peru
9.125% due 01/15/2008		$3,290	3,849
9.125% due 02/21/2012		14,614	16,331
9.875% due 02/06/2015		3,750	4,359
4.500% due 03/07/2017		19,764	17,244
5.000% due 03/07/2017		24,229	22,261

Total Peru (Cost $60,554)			64,044

POLAND 0.0%
Republic of Poland
3.750% due 10/27/2024		$100	88

Total Poland (Cost $94)			88

RUSSIA 15.3%
Russian Federation
8.250% due 03/31/2010 (a)		$6,970	7,869
11.000% due 07/24/2018		1,950	2,662
12.750% due 06/24/2028 (b)		2,100	3,379
5.000% due 03/31/2030 (b)		146,727	138,877
5.000% due 03/31/2030 (a)		4,322	4,111

Total Russia (Cost $155,254)			156,898

SOUTH AFRICA (d)(e) 2.1%
Republic of South Africa
9.125% due 05/19/2009		$1,820	2,236
7.375% due 04/25/2012		1,426	1,626
5.250% due 05/16/2013	EC	15,400	17,551
8.500% due 06/23/2017		$250	301

Total South Africa (Cost $21,701)			21,714

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	27

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOUTH KOREA 1.9%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	$2,244
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,659
Korea Development Bank
5.500% due 11/13/2012	1,000	1,050
5.750% due 09/10/2013	6,630	7,021
Republic of Korea
8.875% due 04/15/2008	2,380	2,926

Total South Korea (Cost $18,403)		18,900

TUNISIA 2.9%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$23,962	27,137
8.250% due 09/19/2027	1,860	2,083

Total Tunisia (Cost $28,609)		29,220

UKRAINE 1.1%
Republic of Ukraine
11.000% due 03/15/2007 (a)	$5,023	5,585
7.650% due 06/11/2013 (a)	1,600	1,601
7.650% due 06/11/2013	4,150	4,150

Total Ukraine (Cost $11,066)		11,336

UNITED STATES 0.1%
Pemex Project Funding Master Trust
8.625% due 02/01/2022	$750	840

Total United States (Cost $805)		840

VENEZUELA 0.0%
Republic of Venezuela Oil Linked Payment Obligation
0.000% due 04/15/2020 (a)	$4	0

Total Venezuela (Cost $0)		0

SHORT-TERM INSTRUMENTS 34.8%
Commercial Paper 33.0%
Danske Corp.
1.070% due 12/05/2003	11,400	11,378
1.060% due 12/19/2003	10,800	10,774
Fannie Mae
1.010% due 10/08/2003	30,200	30,194
1.010% due 10/15/2003	40,000	39,984
1.140% due 10/15/2003	14,600	14,593
1.025% due 10/22/2003	6,000	5,996
1.070% due 11/12/2003	10,500	10,487
1.010% due 11/18/2003	35,000	34,954
1.075% due 11/26/2003	19,850	19,817
1.070% due 12/15/2003	39,600	39,510
1.080% due 12/15/2003	22,000	21,950
Federal Home Loan Bank
1.020% due 10/22/2003	7,500	7,496
Freddie Mac
1.135% due 10/29/2003	29,900	29,874
General Electric Capital Corp.
1.120% due 01/21/2004	13,500	13,454
HBOS Treasury Services PLC
1.070% due 11/24/2003	20,000	19,968
Royal Bank of Scotland PLC
1.055% due 11/03/2003	5,100	5,095
1.085% due 01/20/2004	7,600	7,574
UBS Finance, Inc.
1.020% due 10/07/2003	$12,000	$11,998
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	1,000	1,000
1.085% due 01/28/2004	1,200	1,196

		337,292

Repurchase Agreement 1.8%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.000% due 11/19/2004 valued at $18,451. Repurchase proceeds are $18,089.)	18,089	18,089

Total Short-Term Instruments (Cost $355,383)		355,381

Total Investments 124.2% (Cost $1,236,450)		$1,269,998
Other Assets and Liabilities (Net) (24.2%)		(247,558)

Net Assets 100.0%		$1,022,440

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $384,933 and $385,542, respectively, as of September 30, 2003.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	$2,000	$2
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	4,000	16
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	$1,500	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	5,000	5
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Barclays Bank PLC Exp. 07/02/2004	10,000	10
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,500	16
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	500	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,500	7

28	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	$2,500	$14
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	3,000	11
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	3,000	22
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	4
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	8
Receive a fixed rate equal to 2.450% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 04/08/2013	3,500	136
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/01/2013	4,000	258
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	365
Receive a fixed rate equal to 3.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2013	20,000	94
Receive a fixed rate equal to 3.110% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Citibank N.A., London Exp. 06/01/2013	20,000	179
Receive a fixed rate equal to 4.070% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan TRAC-X EM Index (i.e. Tradable Credit Index Emerging Markets).
Counterparty: J.P. Morgan Chase & Co. Exp. 12/20/2008	$4,000	$5
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	116
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 12/31/2009	14,000	406

		$1,677

(d)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BR	7,185	03/2004	$15	$0	$15
Buy	CY	19,128	09/2004	26	0	26
Buy	EC	14,698	11/2003	0	(232)	(232)
Buy	HF	530,072	03/2004	46	0	46
Buy	KW	2,791,707	03/2004	15	0	15
Buy	MP	39,095	02/2004	0	(23)	(23)
Buy		40,018	03/2004	0	(18)	(18)
Buy	PZ	9,564	03/2004	6	(5)	1
Buy	RR	74,645	03/2004	6	(13)	(7)
Buy	SR	17,221	03/2004	98	0	98
Sell		17,221	03/2004	11	0	11

				$223	$(291)	$(68)

(e)	Principal amount denoted in indicated currency:

BR—Brazilian Real

CY—Yuan Renminbi

EC—Euro

HF—Hungarian Forint

KW—South Korean Won

MP—Mexican Peso

PZ—Polish Zloty

RR—Russian Ruble

SR—South African Rand

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	29

Schedule of Investments

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.6%
Commonwealth of Australia
10.000% due 10/15/2007	A$	750	$597
Crusade Global Trust
1.460% due 05/15/2021 (a)		$3,705	3,711
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(m)		984	975
Medallion Trust
1.340% due 07/12/2031 (a)		2,135	2,129
Torrens Trust
1.380% due 07/15/2031 (a)		972	973

Total Australia (Cost $8,246)			8,385

AUSTRIA (k)(l) 1.0%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	15,953

Total Austria (Cost $14,055)			15,953

BELGIUM (k)(l) 1.4%
Kingdom of Belgium
7.000% due 11/21/2004	BF	183,200	5,569
6.250% due 03/28/2007	EC	1,400	1,812
7.500% due 07/29/2008		10,500	14,557

Total Belgium (Cost $18,079)			21,938

BRAZIL 0.4%
Republic of Brazil
11.000% due 01/11/2012		$2,750	2,833
8.000% due 04/15/2014		3,386	3,111

Total Brazil (Cost $5,836)			5,944

CANADA (k)(l) 3.9%
Commonwealth of Canada
6.000% due 06/01/2008	C$	6,900	5,607
5.500% due 06/01/2009		17,400	13,891
5.500% due 06/01/2010		17,300	13,784
6.000% due 06/01/2011		30,800	25,225
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,024

Total Canada (Cost $52,840)			60,531

CAYMAN ISLANDS (k)(l) 0.8%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	8,100	9,428
Redwood Capital II Ltd.
4.113% due 01/01/2004 (a)		$2,500	2,500
SHL Corp. Ltd.
0.754% due 12/25/2024 (a)	JY	53,345	478

Total Cayman Islands (Cost $11,540)			12,406

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$750	864
5.500% due 01/15/2013		1,200	1,251

Total Chile (Cost $2,010)			2,115

DENMARK (k)(l) 0.4%
Nykredit Konvertible
6.000% due 10/01/2029	DK	20,400	$3,290
Unikredit Realkredit
6.000% due 07/01/2029		18,759	3,032

Total Denmark (Cost $4,347)			6,322

FRANCE (k)(l) 6.6%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,117
France Telecom S.A.
7.750% due 03/01/2011		$1,800	2,202
Republic of France
5.250% due 04/25/2008	EC	47,000	59,633
4.000% due 04/25/2009		4,050	4,874
4.000% due 10/25/2009		30,070	36,086

Total France (Cost $77,279)			103,912

GERMANY (k)(l) 27.7%
Deutsche Telekom AG
1.671% due 03/10/2004 (a)	JY	200,000	1,803
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,433
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,128
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	554
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,772
Republic of Germany
4.250% due 03/12/2004		7,308	8,589
3.250% due 09/24/2004		4,770	5,619
6.000% due 01/05/2006 (b)		18,100	22,701
5.000% due 02/17/2006		4,000	4,926
6.250% due 04/26/2006 (b)		35,400	44,956
4.500% due 08/18/2006 (b)		28,800	35,250
3.000% due 04/11/2008 (b)		44,400	51,473
4.125% due 07/04/2008		1,950	2,366
4.500% due 07/04/2009 (b)		5,785	7,128
5.250% due 07/04/2010 (b)		1,900	2,428
5.250% due 01/04/2011		9,600	12,286
5.000% due 07/04/2011		100	126
5.000% due 01/04/2012 (b)		59,300	74,651
4.500% due 01/04/2013		5,285	6,413
6.250% due 01/04/2024 (b)		6,780	9,475
6.500% due 07/04/2027		69,660	100,673
5.625% due 01/04/2028 (b)		3,900	5,064
6.250% due 01/04/2030 (b)		14,298	20,139
5.500% due 01/04/2031 (b)		5,700	7,312

Total Germany (Cost $385,502)			433,265

GREECE (k)(l) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	1,103	1,287

Total Greece (Cost $1,431)			1,287

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.387% due 04/30/2028 (a)	EC	3,248	3,756
2.387% due 10/22/2035 (a)		773	900

Total Ireland (Cost $3,722)			4,656

ITALY (k)(l) 6.9%
First Italian Auto Transaction
2.428% due 07/01/2008 (a)	EC	4,737	$5,520
Republic of Italy
7.750% due 11/01/2006 (b)		5,700	7,612
4.500% due 05/01/2009 (b)		69,210	85,152
5.500% due 11/01/2010		1,700	2,201
5.250% due 08/01/2011		3,400	4,340
Siena Mortgage SpA
2.409% due 02/07/2037 (a)		1,500	1,750
Upgrade SpA
2.402% due 12/31/2035 (a)		1,000	1,159

Total Italy (Cost $92,352)			107,734

JAPAN (k)(l) 11.6%
Government of Japan
0.300% due 12/20/2007	JY	18,450,000	163,448
2.600% due 03/20/2019		1,190,000	11,987
1.900% due 09/20/2022		560,000	5,084

Total Japan (Cost $173,554)			180,519

LUXEMBOURG (k)(l) 0.2%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,533
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $2,303)			2,541

MEXICO (k)(l) 0.8%
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,220
9.375% due 12/02/2008		1,290	1,548
United Mexican States
6.375% due 01/16/2013		7,250	7,667
11.375% due 09/15/2016		500	722
8.000% due 09/24/2022		610	674
United Mexican States - 8BR
4.000% due 03/11/2004 (a)	JY	85,000	772
United Mexican States - 8RE
4.000% due 03/11/2004 (a)		45,000	409

Total Mexico (Cost $11,930)			13,012

NETHERLANDS (k)(l) 1.2%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$1,700	1,873
8.500% due 06/15/2010		1,300	1,593
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	15,065

Total Netherlands (Cost $14,879)			18,531

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,807

Total New Zealand (Cost $3,132)			3,807

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,824
9.375% due 07/23/2012		450	510

30	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

9.375% due 01/16/2023		$830	$896

Total Panama (Cost $2,899)			3,230

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		5,900	6,593
5.000% due 03/07/2017		2,679	2,461

Total Peru (Cost $7,908)			9,054

SPAIN (k)(l) 4.4%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,445	2,843
2.281% due 07/18/2022 (a)		2,716	3,148
Kingdom of Spain
5.150% due 07/30/2009		37,730	48,025
5.350% due 10/31/2011		11,100	14,303

Total Spain (Cost $53,563)			68,319

SUPRANATIONAL (k)(l) 0.5%
Eurofima
4.750% due 07/07/2004	SK	60,900	7,957

Total Supranational (Cost $7,001)			7,957

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,667

Total Sweden (Cost $2,673)			3,667

UNITED KINGDOM (k)(l) 9.5%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,449
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	5,030	5,857
British Telecom PLC
2.553% due 12/15/2003 (a)		$12,380	12,407
Core
1.340% due 03/17/2009 (a)		767	766
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		3,976	3,966
Haus Ltd.
2.436% due 12/14/2037 (a)	EC	7,708	8,995
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		500	684
Ocwen Mortgage Loan Trust
2.677% due 12/15/2031		340	397
Residential Mortgage Securities
1.500% due 05/12/2032 (a)		$779	779
United Kingdom Gilt
7.250% due 12/07/2007	BP	59,500	109,974

Total United Kingdom (Cost $137,571)			148,274

UNITED STATES (k)(l) 27.8%
Asset-Backed Securities 2.1%
ACE Securities Corp.
1.430% due 11/25/2028 (a)		$90	90
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		255	255
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		1,596	1,599
1.530% due 03/25/2033 (a)		1,484	1,487
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		$2,204	$2,207
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		586	587
1.520% due 10/25/2032 (a)		902	903
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		3,358	3,350
1.410% due 08/25/2032 (a)		705	705
Conseco Finance Securitizations Corp.
1.490% due 10/15/2031 (a)		189	189
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)		960	961
1.430% due 01/25/2032 (a)		712	711
1.570% due 10/25/2032 (a)		1,914	1,916
EQCC Home Equity Loan Trust
1.360% due 03/20/2030 (a)		154	154
First Alliance Mortgage Loan Trust
1.340% due 12/20/2027 (a)		74	74
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		2,235	2,239
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)		2,699	2,663
Mesa Trust Asset-Backed Certificates
1.520% due 11/25/2031 (a)		2,849	2,820
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		2,077	2,079
North Carolina State Education Authority
1.440% due 06/01/2009 (a)		319	319
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)		589	591
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)		16	15
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		942	944
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		5,342	5,334
Salomon Brothers Mortgage Securities VII, Inc.
1.450% due 02/25/2030 (a)		263	260

			32,452

Corporate Bonds & Notes 4.6%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,383
AT&T Corp.
4.389% due 11/21/2003 (a)	EC	10,600	12,412
CIT Group, Inc.
7.500% due 11/14/2003		$1,400	1,410
2.430% due 07/30/2004 (a)		500	505
2.840% due 01/31/2005 (a)		1,500	1,525
Conoco Funding Co.
7.250% due 10/15/2031		400	479
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		3,030	3,039
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	107,000	958
5.750% due 02/23/2004		$1,000	1,016
1.460% due 07/19/2004 (a)		2,800	2,790
3.227% due 10/25/2004 (a)		2,800	2,826
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,487
General Motors Acceptance Corp.
1.460% due 07/21/2004 (a)		$5,100	5,087
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,858
Household Finance Corp.
2.564% due 03/11/2004 (a)		$400	402
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		4,670	4,898
Kroger Co.
5.500% due 02/01/2013		3,120	3,269
Merrill Lynch & Co., Inc.
1.430% due 05/21/2004 (a)		6,710	6,724
MetLife, Inc.
3.911% due 05/15/2005		$900	$933
MGM Mirage, Inc.
6.950% due 02/01/2005		180	189
Mizuho Preferred Capital Co.
9.870% due 06/30/2049 (a)		500	539
8.790% due 12/29/2049 (a)		2,100	2,168
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,716
Sprint Capital Corp.
5.875% due 05/01/2004		$690	704
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	756
9.980% due 12/29/2049 (a)		1,800	1,957
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			72,530

Mortgage-Backed Securities 5.4%
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)		187	187
Bear Stearns Adjustable Rate Mortgage Trust
6.859% due 02/25/2031 (a)		422	428
6.143% due 12/25/2031 (a)(m)		423	423
6.147% due 01/25/2032 (a)		1,164	1,162
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		124	126
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,285
CS First Boston Mortgage Securities Corp.
5.724% due 05/25/2032 (a)		577	593
1.460% due 07/25/2032 (a)		757	758
6.000% due 01/25/2033		1,012	1,020
1.683% due 08/25/2033 (a)		4,608	4,540
Fannie Mae
5.500% due 05/01/2017 - 10/01/2017 (d)		5,738	5,942
3.450% due 07/01/2021 (a)		24	25
4.290% due 11/01/2022 (a)		61	62
4.200% due 01/01/2023 (a)		70	71
3.635% due 08/01/2023 (a)		445	459
6.464% due 12/01/2030 (a)		317	323
6.500% due 02/01/2026 - 07/01/2032 (d)		7,581	7,906
5.000% due 08/01/2033		300	300
Freddie Mac
5.500% due 05/15/2012		522	528
9.050% due 06/15/2019		19	19
3.329% due 06/01/2022 (a)		734	759
4.500% due 08/01/2022 (a)		63	65
6.000% due 06/15/2028		577	578
6.500% due 08/01/2032		6,786	7,088
Government National Mortgage Association
6.375% due 05/20/2022 (a)		19	20
5.380% due 05/20/2023 (a)		172	176
5.625% due 11/20/2021-12/20/2025 (a)(d)		921	959
5.750% due 07/20/2022 - 08/20/2027 (a)(d)		2,592	2,650
5.375% due 04/20/2024 - 04/20/2028 (a)(d)		1,378	1,415
4.375% due 05/20/2028 (a)		190	195
3.250% due 04/20/2030 (a)		2,689	2,697
4.000% due 04/20/2030 - 05/20/2030 (a)(d)		1,553	1,576
4.250% due 05/20/2030 (a)		1,575	1,580
4.500% due 11/20/2030 (a)		171	174
6.500% due 09/15/2032		5,084	5,342
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,220
Impac CMB Trust
1.520% due 07/25/2033 (a)		1,065	1,066

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	31

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035	$10,100	$11,426
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029 - 03/25/2032 (d)	3,022	3,059
5.620% due 09/25/2032 (a)	1,254	1,273
Residential Mortgage Securities
1.486% due 02/09/2028 (a)	359	359
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)	516	519
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,424	1,423
5.800% due 09/25/2031	424	428
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	187	187
5.188% due 10/25/2032 (a)	3,094	3,143
3.363% due 02/27/2034 (a)	3,725	3,771
3.247% due 12/25/2040 (a)	928	925
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)	633	645

		83,875

Municipal Bonds & Notes 1.8%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	800	807
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,400	2,083
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	300	304
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	203
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	234
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	820	823
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,507
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	354
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,040
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	709
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	904
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,318
5.000% due 06/01/2032	2,000	2,020
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	$200	$204
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	303
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,277
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	323
5.500% due 06/01/2017	600	642
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,726
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,107
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	201
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,657

		27,291

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	640	6,720

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
5.000% due 01/20/2007	$9,575	9,684
5.250% due 03/22/2007	5,000	5,099
4.640% due 01/30/2008	13,700	14,111
5.640% due 12/10/2008	1,000	1,008
6.250% due 02/17/2011	12,300	12,506
Federal Home Loan Bank
5.665% due 03/22/2006	3,200	3,492
5.660% due 04/26/2006	1,200	1,312
5.880% due 11/25/2008	100	101
Freddie Mac
4.650% due 11/06/2006	500	502
6.000% due 05/25/2012	6,800	6,965
Small Business Administration
6.640% due 02/10/2011	$3,673	$3,987
6.344% due 08/10/2011	5,190	5,567
5.980% due 11/01/2022	7,989	8,620
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,475
5.880% due 04/01/2036	8,145	9,153
5.980% due 04/01/2036	1,855	2,073

		101,655

U.S. Treasury Obligations 7.0%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	3,404	3,387
3.625% due 04/15/2028	3,184	3,837
3.875% due 04/15/2029	5,705	7,187
U.S. Treasury Bond
8.125% due 08/15/2019	46,700	64,736
U.S. Treasury Strips
0.000% due 11/15/2003	400	400
0.000% due 08/15/2019	37,100	16,604
0.000% due 08/15/2020	32,000	13,414

		109,565

Total United States (Cost $415,802)		434,088

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 5-Year Note (CBOT)
5.500% due 05/15/2009
Strike @ 123.906 Exp. 11/15/2003	70,000	0

Total Purchased Call Options (Cost $11)		0

PURCHASED PUT OPTIONS (k)(l) 0.0%
	# of Contracts
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000 Exp. 12/02/2003	1,747	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000 Exp. 12/02/2003	417	0
Eurodollar December Futures (CME)
Strike @ 98.250 Exp. 12/15/2003	860	6
Eurodollar December Futures (CME)
Strike @ 98.125 Exp. 12/15/2003	100	1

Total Purchased Put Options (Cost $33)		7

SHORT-TERM INSTRUMENTS 7.9%
	Principal Amount (000s)
Commercial Paper 3.9%
Fannie Mae
1.080% due 02/23/2004	$30,500	30,365
1.085% due 03/10/2004	12,460	12,399
1.075% due 03/17/2004	14,000	13,928
1.080% due 03/17/2004	4,500	4,477

		61,169

32	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 1.1%
State Street Bank
0.800% due 10/01/2003	$16,502	$16,502

(Dated 09/30/2003. Collateralized by Freddie Mac 2.350% due 10/08/2004 valued at $16,836. Repurchase proceeds are $16,502.)
U.S. Treasury Bills 2.9%
0.102% due 12/04/2003- 12/18/2003 (d)(e)(f)	45,390	45,294

Total Short-Term Instruments (Cost $122,978)		122,965

Total Investments 115.3% (Cost $1,633,476)		$1,800,419

Written Options (g) (0.8%) (Premiums $8,954)		(13,082)

Other Assets and Liabilities (Net) (14.5%)		(225,281)

Net Assets 100.0%		$1,562,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $244,123 and $255,403, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $12,727 as of September 30, 2003.

(f)	Securities with an aggregate market value of $30,486 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 93.000 (12/2004)—Long	91	$(1)
Euribor March Futures
(03/2005)—Long	79	115
Euribor December Futures
(12/2004)—Long	91	145
Euro-Bobl Note (12/2003)—Long	515	1,233
Euro-Bund 10-Year Note
(12/2003)—Long	1,501	5,592
Eurodollar June Futures
(06/2004)—Long	354	188
Government of Japan 10-Year Note
(12/2003)—Long	223	2,772
U.S. Treasury 10-Year Note
(12/2003)—Long	3,238	16,491
U.S. Treasury 30-Year Note
(12/2003)—Long	207	1,572

		$28,107

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 115.000 Exp. 11/22/2003	333	$235	$447
Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	213	193	699
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000 Exp. 11/22/2003	172	176	16
Call—CBOT U.S. Treasury Note December Futures
Strike @ 105.000 Exp. 11/22/2003	29	92	220
Call—CBOT U.S. Treasury Note December Futures
Strike @ 110.000 Exp. 11/22/2003	97	129	355
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000 Exp. 11/22/2003	29	87	13

		$912	$1,750

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.970%** Exp. 10/04/2004	$700	$23	$68
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.970%* Exp. 10/04/2004	700	31	7
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.175%** Exp. 10/04/2004	84,000	2,493	5,004
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.130%** Exp. 11/10/2003	2,100	32	125
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%* Exp. 10/20/2003	18,800	874	0
Put—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 6.130%* Exp. 11/10/2003	2,100	89	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.500%** Exp. 01/07/2005	8,700	195	604
Call—OTC 30-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.480%** Exp. 04/03/2006	10,000	297	619
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.375%** Exp. 12/15/2006	$2,900	$38	$54
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%** Exp. 01/07/2005	42,500	1,945	2,949
Put—OTC 7-Year LIBOR Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 7.000%* Exp. 01/07/2005	2,500	48	16
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 12/17/2003	11,200	63	67
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 4.000%** Exp. 03/03/2004	8,900	197	87
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 3.250%** Exp. 10/20/2003	18,800	192	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.750%** Exp. 08/04/2005	13,600	584	963
Put—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.750%* Exp. 08/04/2005	13,600	584	368
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 5.750%** Exp. 08/04/2005	4,100	145	290
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 5.750%* Exp. 08/04/2005	4,100	212	111

		$8,042	$11,332

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc. Exp. 12/18/2012	6,220	$212

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	33

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	56,600	$(603)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		132,500	(1,494)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2008	BP	1,300	(52)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		22,200	(956)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/01/2007		17,700	(573)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2004		3,900	77
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		13,400	(127)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		2,600	14
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2013		2,700	21
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		21,100	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		17,100	42
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		60,000	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2018		11,600	(41)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016	BP	30,200	$(593)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		10,120	(250)
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month Canadian Bank Bill.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2008	C$	18,000	(154)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007	EC	36,400	408
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		17,600	192
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		1,700	(12)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		24,100	95
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		32,100	(113)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/02/2018		20,500	(41)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		57,050	(143)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		78,100	(112)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		9,900	(154)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		72,300	3,257
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		89,700	(9,175)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2031	EC	4,000	$(793)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	330,200	(1,107)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		86,600	(819)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		117,000	(1,383)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007	JY	525,000	63
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011		2,008,000	(16)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2008	SK	48,000	(19)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	120,200	348
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		77,800	268
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		49,500	(49)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$4,400	12
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		4,800	51

34	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	$6,000	$68
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	2,000	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	32,500	597
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013	81,200	1,779
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	5,400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	400	85
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	25,400	(87)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013	46,800	732
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	104,900	8,616

		$(1,943)

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$58,100	$107

(j)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$5,500	$5,691	$5,656
U.S. Treasury Note	4.375	05/15/2007	101,200	108,672	107,793
U.S. Treasury Note	2.625	05/15/2008	18,000	17,959	17,756
U.S. Treasury Note	5.500	05/15/2009	68,000	76,941	75,801
U.S. Treasury Note	5.750	08/15/2010	13,762	15,760	15,389
U.S. Treasury Note	5.000	08/15/2011	6,150	6,729	6,566
U.S. Treasury Note	4.375	08/15/2012	9,650	10,065	9,784
U.S. Treasury Note	3.875	02/15/2013	16,500	16,497	16,034
U.S. Treasury Note	3.625	05/15/2013	150,825	148,085	144,130
U.S. Treasury Note	4.250	08/15/2013	35,000	35,890	35,107

				$442,289	$434,016

(k)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation /(Depreciation)

Sell	A$	906	10/2003	$0	$(15)	$(15)
Sell		906	11/2003	0	0	0
Buy		906	10/2003	0	0	0
Buy	BP	2,631	10/2003	27	0	27
Sell		74,698	10/2003	0	(5,744)	(5,744)
Sell	C$	52,657	10/2003	0	(653)	(653)
Buy		565	10/2003	1	0	1
Sell	DK	43,574	12/2003	0	(275)	(275)
Buy	EC	12,131	11/2003	81	(4)	77
Buy		19,245	10/2003	248	(1)	247
Sell		462,410	11/2003	1	(7,092)	(7,091)
Sell		11,694	10/2003	0	(75)	(75)
Buy	H$	46,860	10/2003	44	0	44
Buy	JY	485,447	10/2003	23	(26)	(3)
Sell		23,280,126	10/2003	0	(4,089)	(4,089)
Sell	N$	5,601	10/2003	0	(156)	(156)
Sell		5,601	11/2003	0	(2)	(2)
Buy		5,601	11/2003	3	0	3
Sell	SK	85,213	12/2003	0	(570)	(570)

				$428	$(18,702)	$(18,274)

(l)	Principal amount denoted in indicated currency:

A$ —Australian Dollar
BF—Belgian Franc
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

(m)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,398, which is 0.09% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	35

Schedule of Investments

Global Bond Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 0.7%
Crusade Global Trust
1.670% due 05/15/2021 (a)		$396	$397
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(n)		102	101
Medallion Trust
1.340% due 07/12/2031 (a)		362	361
Puma Finance Ltd.
1.345% due 04/15/2031 (a)(b)		18	18
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)		132	133
Torrens Trust
1.366% due 07/15/2031 (a)		143	143

Total Australia (Cost $1,154)			1,153

BELGIUM (l)(m) 1.2%
Kingdom of Belgium
7.000% due 11/21/2004	BF	5,800	176
6.250% due 03/28/2007	EC	500	647
7.500% due 07/29/2008		900	1,248

Total Belgium (Cost $1,579)			2,071

BRAZIL 0.2%
Republic of Brazil
11.000% due 01/11/2012		$200	206
8.000% due 04/15/2014		246	226

Total Brazil (Cost $424)			432

CANADA (l)(m) 3.2%
Commonwealth of Canada
5.500% due 06/01/2009	C	$900	718
5.500% due 06/01/2010		1,600	1,275
6.000% due 06/01/2011		3,900	3,194
Newcourt Credit Group, Inc.
6.875% due 02/16/2005		$420	449

Total Canada (Cost $4,954)			5,636

CAYMAN ISLANDS (l)(m) 0.4%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	280	326
Redwood Capital II Ltd.
4.290% due 01/01/2004 (a)		$300	300
SHL Corp., Ltd.
0.757% due 12/25/2024 (a)	JY	3,510	31

Total Cayman Islands (Cost $624)			657

CHILE 0.1%
Republic of Chile
5.500% due 01/15/2013		$100	104

Total Chile (Cost $99)			104

DENMARK (l)(m) 0.3%
Nykredit Realkredit AS
6.000% due 10/01/2029	DK	2,720	439
Unikredit Realkredit
6.000% due 07/01/2029		692	112

Total Denmark (Cost $374)			551

FRANCE (l)(m) 1.7%
Axa S.A.
3.750% due 01/01/2017	EC	50	$67
Credit Industriel et Commercial
2.751% due 10/29/2049 (a)		300	300
Republic of France
4.000% due 10/25/2009		2,260	2,712

Total France (Cost $2,273)			3,079

GERMANY (l)(m) 25.6%
KFW International Finance, Inc.
3.500% due 11/15/2005	EC	1,300	1,546
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		90	113
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	260
Republic of Germany
4.250% due 03/12/2004		842	990
3.250% due 09/24/2004		920	1,084
6.000% due 01/05/2006 (c)		2,600	3,261
6.250% due 04/26/2006 (c)		5,000	6,350
4.500% due 08/18/2006 (c)		3,600	4,406
5.000% due 07/04/2007 (c)		2,000	2,579
3.000% due 04/11/2008		200	232
5.250% due 01/04/2011		5,800	7,423
5.000% due 01/04/2012		800	1,007
5.000% due 07/04/2012		3,100	3,903
4.500% due 01/04/2013		720	874
6.500% due 07/04/2027 (c)		5,000	7,226
5.625% due 01/04/2028 (c)		1,000	1,298
6.250% due 01/04/2030 (c)		300	423
5.500% due 01/04/2031		1,500	1,924

Total Germany (Cost $41,589)			44,899

GREECE (l)(m) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	99	115

Total Greece (Cost $128)			115

IRELAND (l)(m) 0.2%
Emerald Mortgages PLC
2.387% due 10/22/2035 (a)	EC	97	112
Lusitano Mortgages PLC
2.404% due 12/15/2035 (a)		189	220

Total Ireland (Cost $320)			332

ITALY (l)(m) 4.4%
Findomestic Securitization Vehicle SRL
2.450% due 12/20/2008 (a)	EC	900	1,049
First Italian Auto Transaction
2.428% due 07/01/2008 (a)		420	489
Republic of Italy
4.750% due 07/01/2005 (c)		1,680	2,040
7.750% due 11/01/2006 (c)		700	935
6.000% due 11/01/2007 (c)		1,200	1,556
4.500% due 05/01/2009 (c)		1,280	1,575

Total Italy (Cost $6,611)			7,644

JAPAN (l)(m) 7.5%
Government of Japan
0.300% due 12/20/2007	JY	1,215,000	10,764
1.500% due 12/20/2011 (c)		92,000	840
2.600% due 03/20/2019	JY	150,000	$1,511

Total Japan (Cost $12,670)			13,115

LUXEMBOURG (l)(m) 0.1%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	180	210

Total Luxembourg (Cost $190)			210

MEXICO (l)(m) 0.7%
Petroleos Mexicanos
8.850% due 09/15/2007		$140	164
9.375% due 12/02/2008		190	228
United Mexican States
7.500% due 01/14/2012		50	57
6.375% due 01/16/2013		600	634
United Mexican States Series 8BR
4.000% due 03/11/2004 (a)	JY	13,000	118
United Mexican States Series 8RE
4.000% due 03/11/2004 (a)		7,000	64

Total Mexico (Cost $1,155)			1,265

NETHERLANDS (l)(m) 0.9%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$200	220
8.750% due 06/15/2030		200	251
Kingdom of Netherlands
6.000% due 01/15/2006	EC	800	1,004

Total Netherlands (Cost $1,176)			1,475

NEW ZEALAND (l)(m) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (d)	N$	430	319

Total New Zealand (Cost $239)			319

PANAMA 0.4%
Republic of Panama
9.375% due 07/23/2012		$300	340
9.375% due 01/16/2023		290	313

Total Panama (Cost $576)			653

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		$600	670
4.000% due 03/07/2017		250	218
5.000% due 03/07/2017		282	259

Total Peru (Cost $961)			1,147

SPAIN (l)(m) 2.1%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	198	231
2.281% due 07/18/2022 (a)		503	583
Kingdom of Spain
4.950% due 07/30/2005		220	268
5.150% due 07/30/2009		1,990	2,533

Total Spain (Cost $2,650)			3,615

36	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SUPRANATIONAL (l)(m) 0.7%
Asian Development Bank
5.250% due 09/15/2004	A$	600	$408
Eurofima
4.750% due 07/07/2004	SK	7,200	941

Total Supranational (Cost $1,206)			1,349

SWEDEN (l)(m) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	2,300	312

Total Sweden (Cost $228)			312

UNITED KINGDOM (l)(m) 10.9%
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	629	732
British Telecom PLC
2.413% due 12/15/2003 (a)		$1,200	1,203
Core
1.453% due 03/17/2009 (a)		105	105
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		284	283
Haus Ltd.
2.441% due 12/14/2037 (a)	EC	1,244	1,452
Lloyds TSB Bank PLC
5.625% due 07/15/2049		590	734
Ocwen Mortgage Loan Trust
2.679% due 12/15/2031		28	33
Residential Mortgage Securities
1.486% due 02/09/2028 (a)		$45	45
1.500% due 05/12/2032 (a)		137	137
United Kingdom Gilt
7.500% due 12/07/2006	BP	250	456
7.250% due 12/07/2007		7,500	13,862

Total United Kingdom (Cost $17,724)			19,042

UNITED STATES (l)(m) 40.3%
Asset-Backed Securities 3.1%
AFC Home Equity Loan Trust
1.430% due 12/22/2027 (a)		$95	95
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		168	168
1.530% due 03/25/2033 (a)		175	175
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)		185	185
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		87	87
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		45	45
1.570% due 03/25/2043 (a)		259	260
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		292	291
1.410% due 08/25/2032 (a)		59	59
Citibank Credit Card Master Trust
4.875% due 04/07/2005 (a)	DM	800	492
Conseco Finance Securitizations Corp.
1.650% due 10/15/2031 (a)		$102	102
Countrywide Asset-Backed Certificates
1.380% due 08/25/2032 (a)		627	626
CS First Boston Mortgage Securities Corp.
1.366% due 12/15/2030 (a)		56	57
1.430% due 01/25/2032 (a)		75	75
1.570% due 10/25/2032 (a)		174	174
First Alliance Mortgage Loan Trust
1.333% due 12/20/2027 (a)		200	200
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.470% due 09/25/2032 (a)		$178	$178
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		223	224
Irwin Home Equity Loan Trust
1.640% due 06/25/2028 (a)		297	293
MLCC Mortgage Investors, Inc.
1.560% due 03/15/2025 (a)		216	217
Morgan Stanley Dean Witter Capital I, Inc.
1.490% due 07/25/2030 (a)		159	159
1.365% due 07/25/2032 (a)		117	117
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		123	123
Renaissance Home Equity Loan Trust
1.620% due 12/25/2033 (a)		200	200
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		597	597
Specialty Underwriting & Residential Finance
1.450% due 06/25/2034 (a)		291	291

			5,490

Corporate Bonds & Notes 3.8%
AOL Time Warner, Inc.
5.625% due 05/01/2005		600	633
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,100	1,288
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		$400	401
Ford Motor Credit Co.
1.000% due 12/22/2003 (a)	JY	14,000	125
5.750% due 02/23/2004		$150	152
3.195% due 10/25/2004 (a)		400	404
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	90,000	777
General Motors Acceptance Corp.
1.360% due 04/05/2004 (a)		$600	599
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		100	105
Kroger Co.
5.500% due 02/01/2013		100	105
MetLife, Inc.
3.911% due 05/15/2005		100	104
MGM Mirage, Inc.
6.950% due 02/01/2005		10	10
Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049 (a)		200	206
Norfolk Southern Corp.
1.810% due 02/28/2005 (a)		300	301
Pemex Project Funding Master Trust
8.625% due 02/01/2022		400	448
Pfizer, Inc.
0.800% due 03/18/2008	JY	69,000	619
Sprint Capital Corp.
5.875% due 05/01/2004		$50	51
UFJ Finance Aruba AEC
6.750% due 07/15/2013		70	73
9.980% due 12/29/2049 (a)		250	272

			6,673

Mortgage-Backed Securities 9.2%
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		9	9
Commercial Mortgage Asset Trust
6.975% due 04/17/2013		300	352
Fannie Mae
5.500% due
10/01/2016-03/01/2018 (e)		5,032	5,213
5.355% due 04/01/2033 (a)		273	280
Freddie Mac
5.000% due 09/15/2016		371	387
6.000% due 06/15/2028		73	73
5.625% due 07/15/2028		60	61
6.500% due 08/01/2032		$533	$557
GMAC Commercial Mortgage Securities, Inc.
1.480% due 09/09/2015 (a)		250	245
6.420% due 05/15/2035		700	791
Government National Mortgage Association
5.625% due
11/20/2021-12/20/2026 (a)(e)		184	192
5.750% due
07/20/2022 - 09/20/2026 (a)(e)		361	369
5.380% due 05/20/2028 (a)		50	51
4.250% due 01/20/2030 (a)		212	216
1.780% due 02/16/2030 (a)		349	352
1.830% due 02/16/2030 (a)		378	382
5.000% due
04/20/2030 - 05/20/2030 (a)(e)		486	494
4.250% due 06/20/2030 (a)		354	355
6.500% due 09/15/2032		539	567
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		100	111
Impac CMB Trust
1.520% due 07/25/2033 (a)		181	181
J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035		600	679
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032		134	137
5.620% due 09/25/2032 (a)		77	78
Sequoia Mortgage Trust
1.450% due 07/20/2033 (a)		878	873
Small Business Administration
6.640% due 02/10/2011		501	544
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)		36	36
Structured Asset Securities Corp.
5.800% due 09/25/2031		57	57
1.620% due 07/25/2032 (a)		736	739
Wachovia Bank Commercial Mortgage Trust
1.296% due 06/15/2013 (a)		1,100	1,096
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)		29	29
6.000% due 03/25/2032		75	77
5.188% due 10/25/2032 (a)		214	218
3.268% due 02/27/2034 (a)		334	338
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)		54	55

			16,194

Municipal Bonds & Notes 2.0%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036		300	303
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033		200	174
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2034		200	203
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026		100	102
Connecticut State General Obligation Bonds, Series 2001
5.500% due 12/15/2013		200	232
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033		100	100
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033		400	402

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	37

Schedule of Investments (Cont.)

Global Bond Fund II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	$100	$101
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	100	113
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	300	304
5.000% due 06/01/2032	400	404
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	102
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	100	114
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	100	112
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	100	102
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	400	426
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	100	111
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	100	102

		3,507

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	70	735

	Principal Amount (000s)
U.S. Government Agencies 7.1%
Fannie Mae
5.000% due 01/20/2007	$975	986
5.250% due 03/22/2007	1,360	1,387
7.400% due 05/04/2007	500	520
4.640% due 01/30/2008	1,700	1,751
6.250% due 02/17/2011	1,400	1,423
6.470% due 09/25/2012	1,000	1,162
Federal Home Loan Bank
4.750% due 11/28/2006	300	302
5.750% due 08/15/2011	1,000	1,100
Freddie Mac
6.000% due 05/25/2012	1,000	1,024
7.125% due 12/22/2014	75	76
Tennessee Valley Authority
7.140% due 05/23/2012	1,000	1,204
4.875% due 12/15/2016	400	436
5.880% due 04/01/2036	1,000	1,124

		12,495

	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations 14.7%
Treasury Inflation Protected Securities (d)
1.875% due 07/15/2013	$801	$797
3.875% due 04/15/2029	671	846
U.S. Treasury Bonds
11.250% due 02/15/2015	700	1,150
7.250% due 05/15/2016	200	256
7.500% due 11/15/2016	2,600	3,395
8.875% due 08/15/2017	1,400	2,034
8.125% due 08/15/2019	4,900	6,793
8.125% due 08/15/2021	200	280
U.S. Treasury Note
4.250% due 08/15/2013	2,100	2,153
U.S. Treasury Strips
0.000% due 11/15/2003	900	899
0.000% due 08/15/2019	10,100	4,520
0.000% due 08/15/2020	6,500	2,725

		25,848

Total United States (Cost $68,598)		70,942

PURCHASED PUT OPTIONS (l)(m) 0.0%
	# of Contracts
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000 Exp. 12/02/2003	72	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000 Exp. 12/02/2003	163	0
Eurodollar December Futures (CME)
Strike @ 97.875 Exp. 12/15/2003	55	0
Eurodollar December Futures (CME)
Strike @ 97.625 Exp. 12/15/2003	70	0
U.S. Treasury 10-Year Note December Futures (CBOT)
Strike @ 96.000 Exp. 11/22/2003	250	4

Total Purchased Put Options (Cost $9)		4

SHORT-TERM INSTRUMENTS 12.9%
	Principal Amount (000s)
Commercial Paper 8.9%
Fannie Mae
1.080% due 02/02/2004	$1,000	996
1.130% due 02/18/2004	1,840	1,832
1.115% due 02/25/2004	2,400	2,389
1.137% due 03/03/2004	1,500	1,493
1.075% due 03/17/2004	6,000	5,969
General Electric Capital Corp.
1.070% due 12/10/2003	900	898
HBOS Treasury Services PLC
1.070% due 12/10/2003	1,100	1,098
1.070% due 12/12/2003	1,000	998

		15,673

Repurchase Agreement 2.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.125% due 12/15/2004 valued at $3,816. Repurchase proceeds are $3,740.)	3,740	3,740

U.S. Treasury Bills 1.9%
1.010% due
12/04/2003-12/18/2003 (e)(f)(g)	3,260	3,253

Total Short-Term Instruments (Cost $22,667)		22,666

Total Investments 115.6% (Cost $190,178)		$202,787
Written Options (h) (0.7%) (Premiums $869)		(1,391)
Other Assets and Liabilities (Net) (14.9%)		(26,059)

Net Assets 100.0%		$175,337

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Puma Finance Ltd.
	10/28/1999	$18	$18	0.01%

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities pledged as collateral was $27,467 and $28,053, respectively, as of September 30, 2003.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $749 as of September 30, 2003.

(g)	Securities with an aggregate market value of $2,504 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor December Futures (12/2003) - Short	7	$(6)
Euribor December Futures (12/2004) - Long	14	22
Euro-Bobl Note (12/2003) - Long	83	228
Euro-Bund 10-Year Note (12/2003) - Long	184	634
Eurodollar June Futures (06/2003) - Short	180	97
Government of Japan 10-Year Note (12/2003) - Long	18	218
U.S. Treasury 5-Year Note (12/2003) - Long	34	51
U.S. Treasury 10-Year Note (12/2003) - Long	499	2,294
U.S. Treasury 30-Year Note (12/2003) - Short	4	(29)

		$3,509

38	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures Strike @ 115.000 Exp. 11/22/2003	40	$28	$54
Call—CBOT U.S. Treasury Note December Futures Strike @ 112.000 Exp. 11/22/2003	33	30	108
Put—CBOT U.S. Treasury Note December Futures Strike @ 106.000 Exp. 11/22/2003	22	23	2
Call—CBOT U.S. Treasury Note December Futures Strike @ 105.000 Exp. 11/22/2003	4	13	30
Call—CBOT U.S. Treasury Note December Futures Strike @ 110.000 Exp. 11/22/2003	12	16	44
Put—CBOT U.S. Treasury Note December Futures Strike @ 105.000 Exp. 11/22/2003	4	12	2

		$122	$240

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.175%** Exp. 10/04/2004	$8,000	$248	$477
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%* Exp. 10/20/2003	2,200	102	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.500%** Exp. 01/07/2005	5,200	114	361
Call—OTC 30-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.480%** Exp. 04/03/2006	1,000	30	62
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 4.000%** Exp. 03/03/2004	700	16	7
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 3.250%** Exp. 10/20/2003	2,200	23	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.750%** Exp. 08/04/2005	2,500	107	177
Put—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.750%* Exp. 08/04/2005	2,500	107	67

		$747	$1,151

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put - OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
Counterparty: AIG International Inc. Exp. 12/18/2012	530	$18

(j)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	5,400	$(58)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		16,500	(186)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2007	BP	2,800	(113)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		1,200	(52)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		400	18
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2004		1,700	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		800	(8)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		1,800	11
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		2,000	4
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018	BP	4,200	$6
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016		3,500	(69)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		7,980	(63)
Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2005	EC	30,800	127
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007		1,400	14
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		800	9
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		4,900	(35)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		1,800	7
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		1,300	(3)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		6,400	(17)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		7,100	(11)
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		8,700	53
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		5,300	(83)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013		2,300	(33)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	39

Schedule of Investments (Cont.)

Global Bond Fund II

September 30, 2003 (Unaudited)

Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	EC	12,400	$363
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		3,700	(359)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	38,100	(67)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		4,300	(45)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		20,000	(247)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011	JY	340,000	(3)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.310%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2005		232,000	(40)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	17,000	49
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		9,800	34
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		3,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$300	1
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		300	3
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		3,200	59
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		9,800	215
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004		$400	$9
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013		6,900	(95)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2008		2,000	11
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008		2,800	(77)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013		$4,600	$104
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023		6,400	526

			$3

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$11,600	$21

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$4,700	$4,863	$4,842
U.S. Treasury Note	4.750	05/15/2008	800	798	789
U.S. Treasury Note	5.500	11/15/2008	1,800	1,961	1,937
U.S. Treasury Note	5.000	05/15/2009	16,700	18,896	18,616
U.S. Treasury Note	3.875	08/15/2011	500	547	534
U.S. Treasury Note	2.625	02/15/2013	5,400	5,399	5,248
U.S. Treasury Note	3.625	05/15/2013	15,400	15,121	14,755

				$47,585	$46,721

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	876	10/2003	$0	$(31)	$(31)
Buy	BP	372	10/2003	1	0	1
Sell		8,966	10/2003	0	(688)	(688)
Sell	C$	4,621	10/2003	0	(58)	(58)
Sell	DK	3,988	12/2003	0	(25)	(25)
Buy	EC	1,061	10/2003	15	0	15
Buy		650	11/2003	10	0	10
Sell		35,227	11/2003	0	(553)	(553)
Buy	H$	5,088	10/2003	5	0	5
Buy	JY	26,031	10/2003	0	0	0
Sell		1,648,098	10/2003	0	(184)	(184)
Sell	N$	472	10/2003	0	(13)	(13)
Sell		472	11/2003	0	0	0
Sell	SK	9,452	12/2003	0	(64)	(64)

				$31	$(1,616)	$(1,585)

(m)	Principal amount denoted in indicated currency:

A$—Australian Dollar
BF—Belgian Franc
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
DM—German Mark
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $101, which is 0.06% of net assets.

40	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

GNMA Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$375	$418

Total U.S. Government Agencies (Cost $375)		418

MORTGAGE-BACKED SECURITIES 236.1%
Collateralized Mortgage Obligations 34.6%
Bank of America Mortgage Securities, Inc.
5.776% due 10/20/2032 (a)	643	658
CS First Boston Mortgage Securities Corp.
2.120% due 08/25/2031 (a)	422	424
1.450% due 03/25/2032 (a)	868	845
2.000% due 03/25/2032 (a)	1,124	1,116
2.360% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
1.470% due 02/25/2025 (a)	339	340
Freddie Mac
5.000% due 12/15/2013	61	61
Government National Mortgage Association
5.250% due 07/26/2021	3,921	3,924
6.500% due 09/20/2024	8,905	9,076
6.500% due 10/20/2025	662	661
1.420% due 12/16/2026 (a)	2,639	2,641
1.625% due 05/16/2027 (a)	328	330
1.520% due 06/16/2027 (a)	6,019	6,038
6.000% due 08/20/2027	3,742	3,741
1.620% due 07/16/2028 (a)	582	585
6.500% due 12/16/2028	20,668	20,878
6.500% due 04/16/2029	30,721	31,337
6.000% due 07/20/2029	3,549	3,583
1.770% due 06/20/2030 (a)	509	513
1.320% due 01/16/2031 (a)	11,125	11,124
1.420% due 08/16/2031 (a)	377	379
1.320% due 02/16/2032 (a)	5,557	5,559
1.670% due 04/16/2032 (a)	1,692	1,704
6.000% due 05/20/2032	1,861	1,863
1.370% due 08/16/2032 (a)	2,978	2,982
Sequoia Mortgage Trust
1.450% due 06/20/2032 (a)	818	814
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.410% due 01/25/2033 (a)	1,089	1,087
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	288	288

		117,922

Fannie Mae 30.9%
2.160% due 07/01/2011 (a)	2,545	2,556
2.210% due 07/01/2011 (a)	6,091	6,124
5.000% due 10/15/2033	4,000	4,001
5.500% due 11/18/2018 - 11/01/2033 (b)	83,000	84,780
6.000% due 10/15/2033	6,500	6,709
6.271% due 03/01/2018 (a)	23	23
6.500% due 10/15/2033	1,000	1,042
9.000% due 07/01/2018	21	24

		105,259

Federal Housing Administration 0.2%
7.430% due 03/01/2022	47	46
8.137% due 09/01/2040	470	494

		540

Freddie Mac 16.3%
4.169% due 05/01/2019 (a)	24	25
4.895% due 06/01/2030 (a)	66	68
5.000% due 10/15/2033	55,000	55,000
7.222% due 05/01/2031 (a)	$330	$334

		55,427

Government National Mortgage Association 153.9%
3.000% due 10/23/2033 (a)	11,000	10,966
3.500% due 10/23/2033 (a)	15,000	15,124
4.375% due 03/20/2018-02/20/2026 (a)(b)	126	129
4.500% due 02/20/2018-11/22/2033 (a)(b)	45,195	43,688
5.375% due 05/20/2016-06/20/2025 (a)(b)	204	210
5.500% due 10/20/2030-10/22/2033 (a)(b)	36,580	37,506
5.625% due 12/20/2017 (a)	36	38
5.750% due 07/20/2018-08/20/2025 (a)(b)	72	74
6.000% due 10/22/2033-11/13/2033 (b)	319,000	330,813
6.500% due 03/15/2028-10/22/2033 (b)	41,192	43,290
7.000% due 10/15/2028-10/22/2033 (b)	39,939	42,467

		524,305

Stripped Mortgage-Backed Securities 0.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Government National Mortgage Association (PO)
0.000% due 03/16/2026	460	455
0.000% due 03/20/2030	191	191

		680

Total Mortgage-Backed Securities (Cost $798,901)		804,133

ASSET-BACKED SECURITIES 4.6%
Ace Securities Corp.
1.460% due 06/25/2032 (a)	556	557
Amortizing Residential Collateral Trust
1.410% due 07/25/2032 (a)	882	881
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	1,000	1,001
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	1,193	1,193
Conseco Finance Securitizations Corp.
9.290% due 12/15/2029	376	393
Countrywide Asset-Backed Certificates
1.380% due 05/25/2032 (a)	866	866
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
Fannie Mae
1.190% due 10/25/2033 (a)	3,967	3,969
Home Equity Asset Trust
1.420% due 11/25/2032 (a)	588	588
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	547	547
Indymac Home Equity Loan Asset-Backed Trust
2.190% due 12/25/2031 (a)	200	178
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)(h)	300	9
Saxon Asset Securities Trust
1.380% due 08/25/2032 (a)	600	599
Sequoia Mortgage Trust
1.460% due 10/25/2024 (a)	1,930	1,922
WFS Financial Owner Trust
1.549% due 10/20/2008 (a)	1,000	1,001
Total Asset-Backed Securities (Cost $16,041)		15,737

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
6.010% due 01/14/2034 Strike @ 85.000 Exp. 01/07/2004	$68,000	$5
Government National Mortgage Association
6.010% due 12/18/2033 Strike @ 91.000 Exp. 12/11/2003	57,000	0
6.010% due 01/22/2034 Strike @ 90.031 Exp. 01/15/2004	107,000	13
6.010% due 01/22/2034 Strike @ 88.000 Exp. 01/15/2004	47,100	3
6.010% due 02/19/2034 Strike @ 94.000 Exp. 02/12/2004	37,000	4

Total Purchased Put Options (Cost $37)		25

SHORT-TERM INSTRUMENTS 45.5%
Commercial Paper 44.9%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,700	3,695
Danske Corp.
1.060% due 12/16/2003	10,000	9,977
Fannie Mae
1.060% due 10/29/2003	4,200	4,197
1.065% due 11/05/2003	600	599
1.070% due 11/12/2003	5,900	5,893
1.070% due 11/13/2003	4,900	4,894
1.075% due 11/26/2003	500	499
1.070% due 12/02/2003	4,500	4,492
1.065% due 12/03/2003	3,600	3,593
1.075% due 12/03/2003	7,200	7,186
1.070% due 12/10/2003	10,100	10,079
1.060% due 12/15/2003	1,300	1,297
1.080% due 12/15/2003	17,900	17,860
1.080% due 02/18/2004	10,000	9,957
1.080% due 02/19/2004	7,800	7,766
1.080% due 02/23/2004	12,000	11,947
1.095% due 03/24/2004	8,900	8,852
Federal Home Loan Bank
1.150% due 10/29/2003	4,600	4,596
General Electric Capital Corp.
1.030% due 11/13/2003	7,300	7,291
1.050% due 11/19/2003	2,700	2,696
HBOS Treasury Services PLC
1.070% due 12/02/2003	2,400	2,396
1.070% due 12/10/2003	5,000	4,989
1.065% due 12/23/2003	3,000	2,992
Royal Bank of Scotland PLC
1.020% due 10/16/2003	10,000	9,996
Westpac Capital Corp.
1.020% due 11/06/2003	5,000	4,995
1.020% due 11/07/2003	200	200

		152,934

U.S. Treasury Bills 0.6%
0.928% due 12/11/2003-12/18/2003 (b)(d)	1,930	1,925

Total Short-Term Instruments (Cost $154,865)		154,859

Total Investments 286.3% (Cost $970,219)		$975,172
Written Options (e) (0.0%) (Premiums $345)		(142)
Other Assets and Liabilities (Net) (186.3%)		(634,436)

Net Assets 100.0%		$340,594

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	41

Schedule of Investments (Cont.)

GNMA Fund

September 30, 2003 (Unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 6.000%** Exp. 03/05/2004	$24,100	$183	$82
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 03/05/2004	24,100	162	60

		$345	$142

**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(92)

(g)	Short sales open at September 30, 2003 were as follows:

Type	Coupon(%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$66,000	$66,021	$64,971
Fannie Mae	5.000	11/13/2033	57,000	56,822	56,230
Government National Mortgage Association	5.000	11/19/2033	53,000	52,950	52,793
Government National Mortgage Association	5.500	11/13/2033	35,500	36,154	36,165
Government National Mortgage Association	6.000	10/22/2033	125,000	129,844	129,092
Government National Mortgage Association	6.500	11/13/2033	35,000	36,695	36,679

				$378,486	$375,930

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9, which is 0.00% of net assets.

42	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.8%
Banking & Finance 12.8%
Arch Western Finance LLC
6.750% due 07/01/2013	$14,385	$14,888
Beaver Valley Funding Corp.
8.625% due 06/01/2007	12,603	13,491
9.000% due 06/01/2017	9,382	10,423
Bluewater Finance Ltd.
10.250% due 02/15/2012	36,935	37,674
Bombardier Capital, Inc.
7.500% due 08/15/2004	30,809	32,272
7.090% due 03/30/2007 (a)(n)	21,000	22,633
Cedar Brakes II, LLC
9.875% due 09/01/2013	18,698	18,044
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	9,045	9,746
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (n)	10,150	11,237
8.900% due 04/01/2007 (n)	5,000	5,290
FINOVA Group, Inc.
7.500% due 11/15/2009	117,839	58,919
Ford Motor Credit Co.
7.000% due 10/01/2013	8,400	8,473
Forest City Enterprises, Inc.
7.625% due 06/01/2015	9,650	10,084
Gemstone Investors Ltd.
7.710% due 10/31/2004	48,093	47,732
General Motors Acceptance Corp.
6.875% due 08/28/2012	9,050	9,379
H&E Equipment Services LLC
11.125% due 06/15/2012	13,035	11,145
J.P. Morgan - HYDI
8.000% due 06/20/2008	148,480	151,450
9.000% due 06/20/2008	99,620	101,613
JET Equipment Trust
10.000% due 06/15/2012	8,680	3,385
7.630% due 08/15/2012	3,786	1,435
JSG Funding PLC
9.625% due 10/01/2012	11,660	12,826
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (b)	24,717	25,520
9.870% due 12/31/2049 (b)	18,150	19,580
Oasis CBO Ltd.
2.646% due 05/30/2011	5,000	4,000
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (b)	5,000	5,000
Pride Credit Linked
8.850% due 04/02/2007 (n)	5,000	5,290
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,071
7.250% due 02/15/2011	71,275	63,791
7.750% due 02/15/2031	5,730	4,899
Riggs Capital Trust II
8.875% due 03/15/2027	10,475	10,632
Riggs National Corp.
9.650% due 06/15/2009	2,605	2,774
Rotech Healthcare, Inc.
9.500% due 04/01/2012	30,597	32,433
Salton SEA Funding
7.370% due 05/30/2005	5,323	5,469
Targeted Return Index Securities Trust
0.976% due 05/15/2013	116,246	124,775
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (b)	26,740	29,072
Universal City Development Partners
11.750% due 04/01/2010	16,065	18,153
Ventas Capital Corp.
8.750% due 05/01/2009	17,590	19,261

		968,859

Industrials 48.6%
ABB Finance, Inc.
6.750% due 06/03/2004	7,500	7,534
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008	$6,000	$6,182
5.250% due 06/20/2008	6,000	5,778
8.550% due 08/01/2010	1,175	1,285
6.000% due 06/20/2013	34,420	32,458
8.850% due 08/01/2030	10,992	11,505
AEC Ironwood LLC
8.857% due 11/30/2025	40,750	42,074
Allbritton Communications Co.
7.750% due 12/15/2012	20,950	21,474
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,799	8,481
8.500% due 12/01/2008	24,160	26,214
7.875% due 01/01/2009	39,040	40,699
10.000% due 08/01/2009	21,848	23,787
4.390% due 04/30/2011 (b)	596	603
9.250% due 09/01/2012	26,650	29,582
7.875% due 04/15/2013	16,900	17,787
American Media Operations, Inc.
10.250% due 05/01/2009	32,029	34,391
8.875% due 01/15/2011	2,200	2,368
American Tower Escrow
0.000% due 08/01/2008	7,150	4,791
AmeriGas Partners LP
8.830% due 04/19/2010	16,463	18,192
8.875% due 05/20/2011	7,765	8,367
Arco Chemical Co.
9.375% due 12/15/2005	4,980	5,030
10.250% due 11/01/2010	6,450	6,103
Armor Holdings, Inc.
8.250% due 08/15/2013	1,290	1,371
Avecia Group PLC
11.000% due 07/01/2009	10,263	9,031
Aviall, Inc.
7.625% due 07/01/2011	15,245	15,702
Beverly Enterprises, Inc.
9.000% due 02/15/2006	19,855	20,252
9.625% due 04/15/2009	5,440	5,807
Bombardier, Inc.
6.750% due 05/01/2012	2,290	2,399
Boyd Gaming Corp.
8.750% due 04/15/2012	200	218
7.750% due 12/15/2012	31,137	32,305
Building Materials Corp.
7.750% due 07/15/2005	22,174	22,617
8.000% due 10/15/2007	2,392	2,341
8.000% due 12/01/2008	8,891	8,602
Cadmus Communications Corp.
9.750% due 06/01/2009	3,156	3,345
Calpine Corp.
8.500% due 07/15/2010	16,715	15,461
Canwest Media, Inc.
10.625% due 05/15/2011	8,535	9,730
Case Corp.
6.250% due 12/01/2003	48,119	48,360
Charter Communications Holdings LLC
8.625% due 04/01/2009	5,834	4,492
10.000% due 04/01/2009	13,740	10,923
9.625% due 11/15/2009	23,557	18,316
0.000% due 04/01/2011 (c)	4,400	3,135
Chesapeake Energy Corp.
8.375% due 11/01/2008	1,700	1,853
8.125% due 04/01/2011	6,085	6,633
8.500% due 03/15/2012	17,080	18,190
9.000% due 08/15/2012	13,325	15,057
7.500% due 09/15/2013	14,190	14,970
7.750% due 01/15/2015	5,285	5,602
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	12,180	12,180
Coastal Corp.
7.750% due 06/15/2010	840	701
9.625% due 05/15/2012	2,550	2,384
Colorado Interstate Gas Co.
6.850% due 06/15/2037	$7,400	$7,400
Commonwealth Brands, Inc.
9.750% due 04/15/2008	13,500	14,580
10.625% due 09/01/2008	11,750	12,631
Community Health Systems, Inc.
10.228% due 10/19/2006 (n)	4,000	4,607
10.000% due 03/13/2007 (n)	3,500	3,680
Continental Airlines, Inc.
7.056% due 09/15/2009	500	500
7.033% due 06/15/2011	1,855	1,415
7.461% due 04/01/2015	3,413	3,256
7.373% due 12/15/2015	2,275	1,730
6.545% due 02/02/2019	4,335	4,248
7.256% due 03/15/2020	726	711
Crown Castle International Corp.
0.000% due 05/15/2011 (c)	12,275	12,398
0.000% due 08/01/2011 (c)	9,185	9,185
9.500% due 08/01/2011	1,500	1,598
10.750% due 08/01/2011	18,923	21,099
Crown European Holdings S.A.
9.500% due 03/01/2011	35,900	38,772
10.875% due 03/01/2013	21,470	23,778
CSC Holdings, Inc.
8.125% due 07/15/2009	9,665	10,003
8.125% due 08/15/2009	10,490	10,857
7.625% due 04/01/2011	42,378	42,484
Delta Air Lines, Inc.
7.379% due 05/18/2010	4,589	4,580
6.619% due 03/18/2011	2,248	2,215
Dex Media East LLC
9.875% due 11/15/2009	11,920	13,559
Dex Media West LLC
8.500% due 08/15/2010	12,110	13,230
9.875% due 08/15/2013	14,180	16,094
Dimon, Inc.
7.750% due 06/01/2013	1,150	1,185
DirecTV Holdings LLC
8.375% due 03/15/2013	35,060	39,705
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	11,585
Domino’s Inc.
8.250% due 07/01/2011	1,025	1,088
Dresser, Inc.
9.375% due 04/15/2011	35,735	37,700
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,860	11,783
Dura Operating Corp.
8.625% due 04/15/2012	31,155	32,479
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	17,930	17,045
7.670% due 11/08/2016	35,740	30,401
Dynegy Holdings, Inc.
7.700% due 07/15/2008 (b)	2,500	2,581
9.875% due 07/15/2010 (d)	7,050	7,350
10.125% due 07/15/2013 (d)	8,800	9,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,310	10,404
5.000% due 10/01/2008 (b)	8,650	8,855
9.375% due 02/01/2009	30,132	32,279
El Paso CGP Co.
6.500% due 06/01/2008	3,600	2,916
7.625% due 09/01/2008	3,850	3,215
El Paso Corp.
6.750% due 05/15/2009	8,400	7,056
7.000% due 05/15/2011	2,650	2,200
7.875% due 06/15/2012	2,825	2,387
7.375% due 12/15/2012	20,405	16,783
7.800% due 08/01/2031	6,020	4,485
7.750% due 01/15/2032	29,725	22,145
Equistar Chemicals LP
10.125% due 09/01/2008	18,025	17,935

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	43

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

8.750% due 02/15/2009	$14,050	$13,207
Extended Stay America, Inc.
9.875% due 06/15/2011	35,110	38,928
Extendicare Health Services
9.350% due 12/15/2007	12,500	12,938
9.500% due 07/01/2010	9,740	10,617
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,265
7.080% due 08/01/2006 (n)	5,000	4,975
8.780% due 08/01/2007 (a)(n)	14,000	15,017
7.120% due 08/01/2008 (n)	5,000	5,189
8.870% due 08/01/2009 (a)(n)	7,300	8,051
7.240% due 08/01/2010 (n)	10,000	10,885
8.750% due 06/15/2012	7,538	8,103
Fimep S.A.
10.500% due 02/15/2013	4,335	4,920
Foamex LP
10.750% due 04/01/2009	3,915	3,514
Fort James Corp.
9.500% due 05/15/2022	29,889	30,188
Fresenius Medical Care
7.875% due 06/15/2011	22,065	23,168
Garden State Newspapers, Inc.
8.750% due 10/01/2009	24,412	25,205
8.625% due 07/01/2011	10,436	11,010
Georgia-Pacific Corp.
6.700% due 11/15/2003	21,870	21,979
9.875% due 11/01/2021	10,125	10,378
9.625% due 03/15/2022	14,176	14,389
9.125% due 07/01/2022	39,132	38,936
8.250% due 03/01/2023	7,100	6,603
8.125% due 06/15/2023	14,025	13,043
8.875% due 05/15/2031	13,195	13,327
Giant Industries, Inc.
11.000% due 05/15/2012	4,500	4,455
GulfTerra Energy Partners LP
8.500% due 06/01/2010	19,180	20,762
Hanover Equipment Trust
8.500% due 09/01/2008	43,885	45,421
HCA, Inc.
7.875% due 02/01/2011	4,198	4,693
6.300% due 10/01/2012	1,385	1,414
6.250% due 02/15/2013	1,500	1,524
6.750% due 07/15/2013	10,000	10,522
7.690% due 06/15/2025	5,000	5,190
HealthSouth Corp.
8.500% due 02/01/2008 (e)	12,780	11,310
8.375% due 10/01/2011 (e)	26,365	22,806
Hercules, Inc.
11.125% due 11/15/2007	6,325	9,330
Hilton Hotels Corp.
7.625% due 12/01/2012	30,060	32,991
HMH Properties, Inc.
7.875% due 08/01/2008	18,230	18,822
8.450% due 12/01/2008	6,424	6,721
Hollinger International Publishing
9.000% due 12/15/2010	36,596	38,746
Hollinger Participation Trust
12.125% due 11/15/2010 (f)	16,917	18,787
Host Marriott LP
8.375% due 02/15/2006 (b)	7,537	7,923
9.500% due 01/15/2007	16,935	18,629
9.250% due 10/01/2007	9,450	10,360
Ingles Markets, Inc.
8.875% due 12/01/2011	4,655	4,725
Insight Midwest LP
9.750% due 10/01/2009	21,075	21,338
10.500% due 11/01/2010	7,239	7,601
ISP Chemco, Inc.
10.250% due 07/01/2011	18,635	20,871
ISP Holdings, Inc.
10.625% due 12/15/2009	2,159	2,364
ITT Corp.
6.750% due 11/15/2003	$500	$502
Jefferson Smurfit Corp.
7.500% due 06/01/2013	6,405	6,533
Johnsondiversey, Inc.
9.625% due 05/15/2012	4,364	4,757
Jupiters Ltd.
8.500% due 03/01/2006	3,845	4,215
K&F Industries, Inc.
9.250% due 10/15/2007	2,150	2,225
9.625% due 12/15/2010	1,330	1,470
Kmart Corp.
12.350% due 01/01/2008 (n)	3,363	836
L-3 Communications Corp.
7.625% due 06/15/2012	1,000	1,088
6.125% due 07/15/2013	1,275	1,269
La Quinta Corp.
8.875% due 03/15/2011	4,055	4,415
Legrand S.A.
8.500% due 02/15/2025	13,225	13,490
Leviathan Gas Corp.
10.375% due 06/01/2009	4,548	5,185
Lyondell Chemical Co.
9.500% due 12/15/2008	11,555	22,301
Lyondell Petroleum
6.280% due 06/30/2006	147	147
Mail Well I Corp.
9.625% due 03/15/2012	17,005	18,535
Mandalay Resort Group
9.500% due 08/01/2008	2,000	2,305
9.375% due 02/15/2010	58,437	67,349
7.625% due 07/15/2013	12,085	12,508
6.700% due 11/15/2096	3,874	3,908
Mediacom Broadband LLC
11.000% due 07/15/2013	34,585	36,574
MGM Mirage, Inc.
8.500% due 09/15/2010	2,725	3,079
8.375% due 02/01/2011	36,505	40,338
Midwest Generation LLC
8.300% due 07/02/2009	5,225	4,990
8.560% due 01/02/2016	78,860	72,946
Millennium America, Inc.
9.250% due 06/15/2008	21,050	42,994
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,500	2,681
6.750% due 08/01/2007	5,750	6,066
6.750% due 02/01/2008	4,755	5,028
Newpark Resources, Inc.
8.625% due 12/15/2007	10,635	11,007
Nextel Communications, Inc.
9.950% due 02/15/2008	8,025	8,476
Norampac, Inc.
6.750% due 06/01/2013	3,325	3,408
OM Group, Inc.
9.250% due 12/15/2011	14,210	14,174
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,975	7,463
7.750% due 05/15/2011	7,465	7,764
8.750% due 11/15/2012	27,235	29,346
8.250% due 05/15/2013	22,825	23,396
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	21,020	24,278
PanAmSat Corp.
6.375% due 01/15/2008	260	270
8.500% due 02/01/2012	67,203	70,731
Park Place Entertainment Corp.
7.875% due 12/15/2005	695	739
9.375% due 02/15/2007	9,703	10,746
8.875% due 09/15/2008	4,855	5,389
7.875% due 03/15/2010	1,900	2,043
7.000% due 04/15/2013	36,358	37,767
Peabody Energy Corp.
6.875% due 03/15/2013	$31,960	$33,478
Pride International, Inc.
9.375% due 05/01/2007	16,792	17,380
10.000% due 06/01/2009	1,434	1,556
Primedia, Inc.
8.000% due 05/15/2013	29,240	29,679
Quebecor Media, Inc.
11.125% due 07/15/2011	35,929	41,139
Qwest Corp.
7.200% due 11/01/2004	10,165	10,495
7.250% due 11/01/2008 (b)	4,170	4,003
7.500% due 11/01/2008	3,900	3,764
8.875% due 03/15/2012	36,535	40,737
8.875% due 06/01/2031	11,420	11,991
Raychem Corp.
8.200% due 10/15/2008	5,075	5,418
RH Donnelley Finance Corp.
8.875% due 12/15/2010	6,650	7,481
Riggs Capital Trust
8.625% due 12/31/2026	13,470	13,605
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	5,508	5,935
11.000% due 12/01/2015	4,700	5,346
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,359	3,472
9.375% due 06/01/2008	37,363	39,325
Roundy’s, Inc.
8.875% due 06/15/2012	33,978	35,677
Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004	4,010	4,180
8.750% due 02/02/2011	6,000	6,570
Safety-Kleen Corp.
9.250% due 06/01/2008 (e)	22,459	27
9.250% due 05/15/2009 (e)	11,042	552
Salem Communications Holding Corp.
7.750% due 12/15/2010	9,250	9,528
Shaw Communications, Inc.
8.250% due 04/11/2010	3,665	4,059
7.200% due 12/15/2011	7,975	8,513
Six Flags, Inc.
9.750% due 04/15/2013	37,230	35,182
Sonat, Inc.
7.625% due 07/15/2011	18,412	15,282
SPX Corp.
9.400% due 06/14/2005 (n)	20,000	21,960
6.250% due 06/15/2011	17,175	17,132
7.500% due 01/01/2013	7,675	8,116
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	23,500	25,321
7.875% due 05/01/2012	20,100	22,110
Stone Container Corp.
11.500% due 08/15/2006	4,600	4,905
9.750% due 02/01/2011	2,305	2,524
8.375% due 07/01/2012	2,920	3,081
TeleCorp PCS, Inc.
10.625% due 07/15/2010	150	178
Tenet Healthcare Corp.
6.375% due 12/01/2011	12,100	11,646
6.500% due 06/01/2012	6,000	5,760
7.375% due 02/01/2013	37,495	37,964
Tesoro Petroleum Corp.
9.625% due 11/01/2008	4,035	4,035
9.625% due 04/01/2012	12,220	12,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	9,840	9,742
10.125% due 02/01/2011	5,700	5,714
Tritel PCS, Inc.
10.375% due 01/15/2011	26,412	31,898
TRW Automotive, Inc.
9.375% due 02/15/2013	22,950	25,934

44	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Tyco International Group S.A.
5.875% due 11/01/2004	$1,000	$1,030
6.750% due 02/15/2011	44,210	46,863
U.S. Airways, Inc.
9.625% due 09/01/2003 (e)	17,690	6,103
9.330% due 01/01/2006 (e)	3,157	824
United Airlines, Inc.
1.360% due 03/02/2004 (b)	4,779	3,751
6.201% due 09/01/2008	2,300	1,861
9.410% due 06/15/2010	1,172	492
7.730% due 07/01/2010	27,485	21,471
7.186% due 04/01/2011 (e)	4,074	3,467
6.602% due 09/01/2013	6,950	5,689
7.783% due 01/01/2014	465	361
8.360% due 01/20/2019	1,830	1,798
Vintage Petroleum, Inc.
8.625% due 02/01/2009	10,468	10,861
7.875% due 05/15/2011	13,570	14,147
8.250% due 05/01/2012	23,985	25,964
Vivendi Universal S.A.
6.250% due 07/15/2008	12,470	12,906
9.250% due 04/15/2010	11,085	12,859
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Western Gas Resources, Inc.
10.000% due 06/15/2009	4,015	4,266
Westlake Chemical Corp.
8.750% due 07/15/2011	3,700	3,857
Williams Cos., Inc.
9.250% due 03/15/2004	41,550	42,589
6.625% due 11/15/2004	5,100	5,177
7.375% due 11/15/2006	3,600	3,960
8.625% due 06/01/2010	21,060	22,482
7.125% due 09/01/2011	1,275	1,265
8.125% due 03/15/2012	6,930	7,242
7.625% due 07/15/2019	21,135	19,761
7.875% due 09/01/2021	32,240	30,628
7.500% due 01/15/2031	11,927	10,675
7.750% due 06/15/2031	16,480	14,997
8.750% due 03/15/2032	7,795	7,737
Xerox Capital Europe PLC
5.875% due 05/15/2004	19,952	20,152
Xerox Corp.
5.500% due 11/15/2003	10,025	10,050
5.250% due 12/15/2003	13,935	14,057
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,680	8,854
8.500% due 12/15/2008	6,000	6,420
10.000% due 03/01/2011	28,255	30,092

		3,676,225

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	35,700	38,556
AES Corp.
10.000% due 12/12/2005	5,000	5,175
8.750% due 05/15/2013	69,390	73,206
8.540% due 11/30/2019	3,893	4,019
AT & T Corp.
8.500% due 11/15/2031	11,245	13,360
Calpine Corp.
8.750% due 07/15/2013	23,650	21,758
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	27,730	31,302
7.875% due 04/01/2013	15,565	17,516
CMS Energy Corp.
7.625% due 11/15/2004	12,115	12,357
7.000% due 01/15/2005	39,814	39,714
9.875% due 10/15/2007	2,000	2,150
8.900% due 07/15/2008	8,910	9,266
7.500% due 01/15/2009	25,555	25,427
7.750% due 08/01/2010	11,400	11,343
DPL, Inc.
6.250% due 05/15/2008	$2,000	$2,077
Edison International, Inc.
6.875% due 09/15/2004	57,634	58,931
El Paso Energy Partners
8.500% due 06/01/2011	16,894	18,288
El Paso Natural Gas Co.
7.625% due 08/01/2010	620	605
8.625% due 01/15/2022	7,000	6,493
El Paso Production Holding Co.
7.750% due 06/01/2013	30,755	29,371
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,040	3,314
7.625% due 11/14/2011	7,390	8,055
MSW Energy Holdings LLC
8.500% due 09/01/2010	1,855	1,948
Nextel Communications, Inc.
9.375% due 11/15/2009	3,450	3,761
7.375% due 08/01/2015	20,900	21,214
NorAm Energy Corp.
6.375% due 11/01/2003	42,255	42,341
Northwestern Bell Telephone
6.250% due 01/01/2007	8,225	8,225
Pinnacle Partners
8.830% due 08/15/2004	73,310	76,609
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	8,500	8,500
8.625% due 02/15/2008	10,000	10,225
10.000% due 10/01/2009	21,825	23,135
8.500% due 06/15/2011	41,675	41,988
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,300	4,613
Rocky River Realty
8.810% due 04/14/2007 (a)(n)	1,825	2,095
Rural Cellular Corp.
9.625% due 05/15/2008	9,508	8,700
9.750% due 01/15/2010	1,949	1,783
SESI LLC
8.875% due 05/15/2011	15,079	16,059
South Point Energy Corp.
8.400% due 05/30/2012	38,876	36,568
Southern California Edison Co.
8.000% due 02/15/2007	30,922	34,710
Sprint Capital Corp.
6.900% due 05/01/2019	11,800	12,132
6.875% due 11/15/2028	12,610	12,340
8.750% due 03/15/2032	25,950	30,943
TECO Energy, Inc.
7.500% due 06/15/2010	23,140	23,574
Triton PCS, Inc.
8.750% due 11/15/2011	12,950	12,982
8.500% due 06/01/2013	2,100	2,263
TXU Corp.
6.375% due 01/01/2008	1,110	1,147
7.000% due 03/15/2013	23,125	25,191
Vintage Petroleum, Inc.
9.750% due 06/30/2009	6,170	6,602
Wilmington Trust Co. - Tucson Electric
10.210% due 01/01/2009 (a)(n)	448	448
10.732% due 01/01/2013 (a)(n)	8,005	8,005
WorldCom, Inc. - WorldCom Group
7.750% due 04/01/2007 (e)	10,000	3,325
7.500% due 05/15/2011 (e)	8,000	2,660
6.950% due 08/15/2028 (e)	12,700	4,223
8.250% due 05/15/2031 (e)	43,450	14,447

		935,039

Total Corporate Bonds & Notes (Cost $5,420,460)		5,580,123

MUNICIPAL BONDS & NOTES 0.0%
New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$2,000	$1,801

Total Municipal Bonds & Notes (Cost $1,917)		1,801

MORTGAGE-BACKED SECURITIES 0.4%
Collateralized Mortgage Obligations 0.4%
Continental Airlines, Inc.
6.920% due 04/02/2013 (a)(n)	28,504	26,231
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,256

		28,487

Fannie Mae 0.0%
5.500% due 09/01/2017	78	81

Total Mortgage-Backed Securities (Cost $29,712)		28,568

ASSET-BACKED SECURITIES 3.0%
AES Corp.
5.130% due 07/29/2008 (b)	2,143	2,147
5.320% due 07/29/2008 (b)	2,857	2,862
Allied Waste North America, Inc.
4.390% due 04/30/2010 (b)	1,132	1,145
4.400% due 04/30/2012 (b)	596	603
4.400% due 04/30/2013 (b)	179	181
4.540% due 04/30/2014 (b)	358	362
Aquila, Inc.
8.750% due 04/15/2006 (b)	5,894	5,997
Canwest Media
3.880% due 11/15/2008 (b)	1,250	1,262
Centennial Cellular
4.280% due 05/31/2007 (b)	55	54
4.390% due 05/31/2007 (b)	529	523
4.450% due 05/31/2007 (b)	1,669	1,636
4.510% due 01/04/2008 (b)	892	882
4.530% due 01/04/2008	43	43
4.590% due 01/04/2008 (b)	373	369
Charter Communications Holdings LLC
3.860% due 03/18/2008 (b)	11,859	11,260
CITGO Petroleum Corp.
8.250% due 02/24/2006 (b)	2,000	2,068
Crown Castle International Corp.
3.850% due 03/31/2008 (b)	1,995	2,001
DaVita, Inc.
3.640% due 06/23/2009 (b)	69	69
3.680% due 06/23/2009 (b)	1,851	1,861
3.610% due 06/23/2010 (b)	1,851	1,861
3.660% due 06/23/2011 (b)	1,851	1,861
3.620% due 06/23/2012 (b)	2,856	2,872
Dex Media East LLC
5.000% due 11/08/2008 (b)(d)	2,644	2,654
Dex Media West LLC
3.870% due 09/10/2010 (b)	1,975	1,995
DirecTV Holdings LLC
4.000% due 03/06/2010 (b)	669	673
4.020% due 03/06/2010 (b)	1,166	1,173
3.990% due 04/06/2010 (b)	1,166	1,173
Graphic Packaging Corp.
4.120% due 08/08/2009 (b)	415	394
4.120% due 08/08/2009 (b)(d)	7,920	7,514
4.130% due 08/08/2009 (b)	332	315
4.190% due 08/08/2009 (b)	332	312
Houghton Mifflin Co.
6.250% due 12/30/2008 (b)(d)	2,462	2,332
8.250% due 02/01/2011 (b)	18,380	19,345

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	45

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Insight Midwest LP
4.062% due 12/15/2009 (b)	$4,500	$4,511
Levi Strauss & Co.
5.360% due 07/31/2006 (b)	1,895	1,894
Lyondell Petroleum
6.250% due 06/30/2006 (b)	29	29
Mission Energy
8.625% due 07/25/2006 (b)	1,688	1,075
8.778% due 07/25/2006 (b)	4,812	3,063
Nextel Partners, Inc.
4.125% due 03/31/2008 (b)	17	17
4.187% due 03/31/2008 (b)	4,606	4,607
4.500% due 06/30/2008	19	19
4.562% due 06/30/2008 (b)	7,594	7,634
4.750% due 12/31/2008	22	22
4.812% due 12/31/2008 (b)	7,591	7,632
PPM America High Yield Ltd.
2.071% due 06/01/2011 (b)	8,507	6,717
Qwest Corp.
4.620% due 11/30/2005 (b)	3,685	3,662
6.500% due 06/05/2007 (b)(d)	68,500	70,110
6.950% due 06/05/2010	500	491
Rayovac Corp.
4.880% due 10/01/2009 (b)	1,000	1,004
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (b)	1,744	1,779
5.280% due 07/30/2010 (b)	1,744	1,779
5.110% due 08/30/2010 (b)	249	254
5.100% due 08/30/2011 (b)	724	739
Rural Cellular Corp.
4.630% due 04/03/2009 (b)	1,114	1,103
4.880% due 04/03/2009 (b)	2,114	2,094
Springer
3.871% due 09/16/2011 (b)	1,000	997
4.371% due 09/16/2012 (b)	1,000	997
Stone Container Corp.
3.625% due 06/30/2009 (b)	4,069	4,101
TRW Automotive, Inc.
4.130% due 02/27/2011 (b)	8,000	8,058
Tyco International Group S.A.
6.379% due 07/26/2006 (b)(d)(n)	12,500	12,767
Xerox Corp.
3.390% due 04/30/2005 (b)	3,000	3,004

Total Asset-Backed Securities (Cost $229,084)		229,958

SOVEREIGN ISSUES 6.9%
Republic of Brazil
2.125% due 04/15/2006 (b)	73,018	71,375
2.562% due 04/15/2006 (b)	8,844	8,645
11.500% due 03/12/2008	10,000	11,025
2.187% due 04/15/2009 (b)	2,824	2,538
10.000% due 08/07/2011	4,000	3,940
11.000% due 01/11/2012	11,600	11,948
2.187% due 04/15/2012 (b)	10,000	8,000
8.000% due 04/15/2014	102,958	94,598
11.000% due 08/17/2040	25,750	24,334
Republic of Panama
9.625% due 02/08/2011	19,850	22,778
9.375% due 07/23/2012	5,730	6,518
9.375% due 07/23/2012	11,200	12,706
1.937% due 07/17/2014	8,747	8,178
2.250% due 07/17/2016 (b)	24,650	20,952
10.750% due 05/15/2020	9,125	10,927
9.375% due 01/16/2023	2,247	2,427
8.875% due 09/30/2027	14,625	15,137
9.375% due 04/01/2029	12,525	14,278
Republic of Peru
9.125% due 01/15/2008	19,800	23,166
9.125% due 02/21/2012	65,010	72,649
9.875% due 02/06/2015	18,600	21,623
4.500% due 03/07/2017	$1,200	$1,047
5.000% due 03/07/2017	9,071	8,334
Russian Federation
5.000% due 03/31/2030	44,440	42,062

Total Sovereign Issues (Cost $488,373)		519,185

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 3.9%
ABB International Finance Ltd.
5.125% due 01/11/2006	EC 3,000	3,403
Aspropulsion Capital
9.625% due 10/01/2013	1,200	1,397
Ball Corp.
4.630% due 11/30/2009	5,413	6,355
Barry Callebaut Services NV
9.250% due 03/15/2010	2,800	3,582
Crown Euro Holdings S.A.
10.250% due 03/01/2011	4,000	4,984
Del Monte Corp.
5.876% due 12/31/2010	906	1,068
Eircom Funding
8.250% due 08/15/2015	9,365	11,778
El Paso Corp.
5.750% due 03/14/2006	5,000	5,182
7.125% due 05/06/2009	12,600	12,472
Fimep S.A.
11.000% due 02/15/2013	17,860	24,075
Flender Holding GmbH
11.000% due 08/01/2010	1,225	1,541
Fort James Corp.
4.750% due 06/29/2004	5,800	6,734
Fresenius Finance BV
7.750% due 04/30/2009	1,800	2,222
Fresenius Medical Care
7.375% due 06/15/2011	6,000	7,155
Johnsondiversey, Inc.
9.625% due 05/15/2012	3,870	4,834
JSG Funding PLC
10.125% due 10/01/2012	22,275	28,340
Kappa Beheer BV
10.625% due 07/15/2009	250	314
Kronos International, Inc.
8.875% due 06/30/2009	17,615	21,437
Messer Griesheim Holding AG
5.471% due 04/27/2009	2,000	2,350
10.375% due 06/01/2011	5,700	7,600
PTC International Finance II
10.875% due 05/01/2008	5,000	6,420
11.250% due 12/01/2009	6,200	7,942
Telemedia Nederland
4.869% due 03/10/2011	2,131	2,464
5.369% due 03/10/2012	2,131	2,469
TRW Automotive, Inc.
10.125% due 02/15/2013	21,750	27,862
11.750% due 02/15/2013	800	1,057
Tyco International Group S.A.
4.375% due 11/19/2004	28,500	33,273
6.125% due 04/04/2007	1,700	2,037
5.500% due 11/19/2008	4,487	5,194
Valentia Telecommunications Ltd.
7.250% due 08/15/2013	20,375	24,677
7.250% due 08/15/2013	2,000	2,422
Xerox Capital Europe PLC
5.250% due 12/03/2004	14,075	16,375
Xerox Corp.
3.500% due 02/04/2004	5,000	5,828

Total Foreign Currency-Denominated Issues (Cost $254,314)		294,843

	# of Contracts	Value (000s)

PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures
Strike @ 96.000 Exp. 03/15/2004	4,764	$30

Total Purchased Put Options (Cost $77)		30

CONVERTIBLE BONDS & NOTES 1.7%

	Principal Amount (000s)
Banking & Finance 0.6%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007	$48,740	48,192

Healthcare 0.1%
HealthSouth Corp.
3.250% due 04/01/2049 (e)	6,575	5,884

Industrials 0.7%
Dimon, Inc.
6.250% due 03/31/2007 (n)	39,227	37,890
Starwood Hotels & Resorts Worldwide, Inc.
0.000% due 05/25/2021	30,000	17,137

		55,027

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005	19,980	18,007

Total Convertible Bonds & Notes (Cost $122,434)		127,110

COMMON STOCKS 0.1%

	Shares
Industrials 0.1%
Dobson Communications Corp.	1,414,399	11,485

Total Common Stocks (Cost $9,321)		11,485

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 01/15/2008	21,975	4,436

Total Convertible Preferred Stock (Cost $3,670)		4,436

PREFERRED STOCK 0.8%
CSC Holdings, Inc.
11.125% due 04/01/2008	302,696	31,707
Fresenius Medical Care
7.875% due 02/01/2008	28,413	29,621

Total Preferred Stock (Cost $61,072)		61,328

SHORT-TERM INSTRUMENTS 7.5%

	Principal Amount (000s)
Commercial Paper 6.6%
Fannie Mae
1.050% due 10/01/2003	$14,700	14,700
1.055% due 11/19/2003	56,000	55,920
1.070% due 12/02/2003	80,000	79,851
1.045% due 12/10/2003	100,000	99,789
1.070% due 12/10/2003	15,000	14,968
1.075% due 12/16/2003	44,200	44,099

46	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.080% due 02/02/2004	$100,000	$99,622
1.080% due 02/24/2004	13,800	13,738
1.080% due 03/17/2004	10,600	10,545
HBOS Treasury Services PLC
1.070% due 12/15/2003	50,000	49,887
Kraft Foods, Inc.
1.940% due 02/27/2004	16,300	16,300

		499,419

Repurchase Agreements 0.7%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 2.600% due 10/01/2004 valued at $546 and Freddie Mac 3.250% due 11/15/2004 valued at $25,505 and Federal Home Loan Bank 2.125% due 12/15/2004 valued at $25,501. Repurchase proceeds are $50,533.)	50,532	50,532
U.S. Treasury Bills 0.2%
1.010% due
12/04/2003-12/18/2003 (g)(h)(i)	14,105	14,076

Total Short-Term Instruments (Cost $564,052)		564,027

Total Investments 98.2% (Cost $7,184,486)		$7,422,894
Written Options (j) (0.2%) (Premiums $17,141)		(16,059)
Other Assets and Liabilities (Net) 2.0%		154,343

Net Assets 100.0%		$7,561,178

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	08/11/2003	$21,205	$22,633	0.30%
Continental Airlines, Inc.	07/01/2003	25,378	26,231	0.35
Ferrellgas Partners LP	06/30/2003	15,433	15,017	0.20
Ferrellgas Partners LP	06/30/2003	8,212	8,051	0.11
RockyRiver Realty	11/22/2000	1,802	2,095	0.03
Wilmington Trust Co.—Tucson Electric	01/07/1993 - 05/16/2003	7,593	8,005	0.11
Wilmington Trust Co.—Tucson Electric	06/29/1993	439	448	0.01

		$80,062	$82,480	1.11%

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Security becomes interest bearing at a future date.

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $46,284 and $45,461, respectively, as of September 30, 2003.

(e)	Security is in default.

(f)	Payment in-kind bond security.

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Securities with an aggregate market value of $5,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchase Put Options
Strike @ 89.00 (03/2005)—Long	1,915	$(26)
Euribor March Futures
(03/2005)—Long	896	1,304
Euribor December Futures
(12/2004)—Long	1,019	1,620
Eurodollar September Futures
(09/2004)—Long	2,205	4,566
Eurodollar December Futures
(12/2004)—Long	2,559	5,417

		$12,881

(i)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $8,276 as of September 30, 2003.

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$1,323
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.500%** Exp. 01/07/2005	4,400	91	305
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,753
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%** Exp. 10/07/2004	92,500	1,512	1,190
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%** Exp. 10/07/2004	68,300	1,052	879
Put—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	924
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 6.500%* Exp. 10/07/2004	68,300	2,015	682
Call—OTC 7-Year Interest Rate Swap
Counterparty: Wachovia Bank, N.A.
Strike @ 5.500%** Exp. 01/07/2005	72,100	3,482	5,003

		$17,141	$16,059

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Swap agreements outstanding at September 30, 2003:
Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011
Counterparty: Goldman Sachs & Co. Exp. 03/01/2004	$5,000	$(1,181)
Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2004	2,500	(500)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	47

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$5,000	$8
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	6
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	5,000	0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Hilton Hotels Corp. 3.375% due 04/15/2023.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	(8)
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	20,000	10
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Royal Caribbean Cruises Ltd. 0.00% due 05/18/2021.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	16,000	16
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Cemex S.A. de C.V. 12.750% due 07/15/2006.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	$6,000	$48
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	6,000	(2)
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/02/2004	20,000	(10)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	5,000	54
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.350% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC Exp. 09/02/2004	10,000	10
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	8,000	0
Receive a fixed rate equal to 1.520% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	5,000	75
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of FirstEnergy Corp. 6.450% due 11/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2004	5,000	29
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,000	24
Receive a fixed rate equal to 1.760% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 07/02/2004	$10,000	$41
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	11
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	12
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	10
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	10
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	7
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2005	8,000	132
Receive a fixed rate equal to 3.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2013	20,000	375
Receive a fixed rate equal to 3.270% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2013	17,000	342
Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	31,800	(56)

48	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: Credit Suisse First Boston Exp. 06/02/2008	$4,950	$18
Receive a fixed rate equal to 5.200% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	14,615	(66)
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	204
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/03/2004	5,500	96

		$(225)

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	238,458	11/2003	$0	$(3,766)	$(3,766)

(m)	Principal amount denoted in indicated currency:

EC—Euro

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $207,086, which is 2.74% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	49

Schedule of Investments

Long-Term U.S. Government Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.9%
Banking & Finance 7.3%
Asian Development Bank
5.947% due 05/20/2009	$13,000	$14,747
Bankunited FSB
5.400% due 02/02/2004	2,000	2,029
Ford Motor Credit Co.
1.602% due 04/26/2004 (a)	6,000	5,987
1.718% due 07/19/2004 (a)	2,000	1,993
General Electric Capital Corp.
1.408% due 09/15/2004 (a)	400	400
1.265% due 03/15/2005 (a)	7,500	7,510
7.500% due 08/21/2035	200	246
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	6,000	6,005
Merrill Lynch & Co., Inc.
1.420% due 03/08/2004 (a)	600	601
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	3,000	3,016
5.250% due 07/15/2004	3,700	3,810
Postal Square LP
6.500% due 06/15/2022	1,772	1,989
Travelers Property Casualty Corp.
6.375% due 03/15/2033	1,000	1,067
U.S. Trade Funding Corp.
4.260% due 11/15/2014	9,457	9,730

		59,130

Industrials 0.6%
Continental Airlines, Inc.
6.320% due 11/01/2008	2,120	2,039
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	3,000	2,996

		5,035

Total Corporate Bonds & Notes (Cost $63,489)		64,165

MUNICIPAL BONDS & NOTES 4.2%
California 0.1%
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2029	1,970	523

Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	6,800	2,589

Florida 0.2%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	1,200	1,217

Illinois 1.9%
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	2,110	2,141
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	3,910	3,928
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	10,000	9,307

		15,376

Indiana 0.1%
South Putnam School Building Corp. Revenue Bonds, (FSA insured), Series 2003
5.000% due 01/15/2022	700	725

Massachusetts 0.6%
Massachusetts State Water Pollution Abatement Revenue Bonds, Series 2002
5.000% due 08/01/2032	$5,000	$5,064

Michigan 0.1%
Detroit City School District General Obligation Bonds, (FGIDQ-SBLF Insured), Series 2003
5.000% due 05/01/2033 (b)	400	404

New York 0.5%
Metropolitan Transportation Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 11/15/2032	2,600	2,628
New York City Municipal Water Finance Authority Revenue Bonds, Series 2002
5.125% due 06/15/2034	1,675	1,702

		4,330

Texas 0.4%
Irving Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2031	1,515	1,530
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	2,000	2,012

		3,542

Total Municipal Bonds & Notes (Cost $33,829)		33,770

U.S. GOVERNMENT AGENCIES 14.6%
Aid-Israel
5.500% due 09/18/2023	9,100	9,448
Fannie Mae
2.125% due 02/10/2006	7,000	7,046
5.000% due 01/20/2007	5,000	5,057
5.250% due 03/22/2007	12,849	13,103
5.740% due 01/21/2009	2,400	2,431
7.125% due 01/15/2030	580	715
Federal Farm Credit Banks Funding Corp.
2.125% due 08/15/2005	1,300	1,314
Federal Home Loan Bank
5.500% due 04/17/2006	12,000	13,063
3.750% due 04/15/2008	25,000	25,303
5.120% due 01/10/2013	6,500	6,639
Freddie Mac
4.000% due 02/13/2017	4,800	4,839
Overseas Private Investment Corp.
3.800% due 08/15/2007 (j)	9,130	9,161
Small Business Administration
5.240% due 08/01/2023	8,000	8,268
Tennessee Valley Authority
7.125% due 05/01/2030	10,000	12,490

Total U.S. Government Agencies (Cost $115,074)		118,877

U.S. TREASURY OBLIGATIONS 48.4%
Treasury Inflation Protected Securities (e)
3.625% due 01/15/2008	3,415	3,833
3.000% due 07/15/2012	17,346	19,005
3.625% due 04/15/2028	3,866	4,659
3.875% due 04/15/2029	47,094	59,331
U.S. Treasury Bonds
6.000% due 02/15/2026 (b)	49,200	56,098
5.500% due 08/15/2028	31,700	33,966
5.250% due 11/15/2028	50,100	51,920
U.S. Treasury Note
3.625% due 05/15/2013 (b)	70,000	68,728
U.S. Treasury Strip
0.000% due 05/15/2017 (b)	$185,000	$95,671

Total U.S. Treasury Obligations (Cost $380,674)		393,211

MORTGAGE-BACKED SECURITIES 27.2%
Collateralized Mortgage Obligations 21.6%
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	4,986	5,098
Bear Stearns Adjustable Rate Mortgage Trust
6.141% due 01/25/2032 (a)	530	529
6.067% due 02/25/2032 (a)	503	505
5.373% due 02/25/2033 (a)	1,687	1,707
5.468% due 03/25/2033 (a)	2,114	2,157
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	311	301
California Federal Bank
5.045% due 08/25/2030 (a)	68	68
Chase Mortgage Finance Corp.
6.750% due 08/25/2028	43	43
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	37	37
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,631	1,641
Countrywide Home Loans Servicing LP
5.986% due 03/19/2032 (a)	212	217
Countrywide Home Loans, Inc.
5.345% due 09/19/2032 (a)	2,087	2,137
6.000% due 02/25/2033	4,488	4,571
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	79	79
6.000% due 01/25/2033	289	292
1.585% due 04/25/2033 (a)	4,118	4,142
Fannie Mae
6.250% due 12/25/2013	20	20
1.952% due 10/25/2017 (a)	892	899
6.950% due 07/25/2020	317	344
7.000% due 04/25/2022	1,084	1,117
7.000% due 06/25/2022	522	567
7.000% due 10/25/2022	2,020	2,189
7.800% due 10/25/2022	138	152
7.000% due 12/25/2022	659	713
6.900% due 05/25/2023	808	847
7.000% due 05/25/2023	1,648	1,819
7.000% due 06/25/2023	695	769
7.000% due 07/25/2023	69	77
6.000% due 08/25/2023	169	178
4.500% due 10/25/2023	319	276
6.500% due 11/25/2023	738	757
6.500% due 12/25/2023	132	137
6.500% due 01/25/2024	254	280
6.000% due 05/17/2027	2,500	2,694
7.000% due 05/18/2027	1,973	1,965
2.220% due 04/25/2032 (a)	991	1,005
6.750% due 06/25/2032	4,327	4,675
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	3,049	3,329
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	925	927
Freddie Mac
5.500% due 02/15/2016	1,988	2,029
7.000% due 07/15/2022	371	393
7.000% due 05/15/2023	333	361
7.000% due 08/15/2023	414	443
6.250% due 09/15/2023	5,000	5,364
7.000% due 09/15/2023	1,005	1,103
7.410% due 10/25/2023 (a)	347	378
6.000% due 11/15/2023	1,171	1,247
6.500% due 11/15/2023	1,177	1,214
6.500% due 11/25/2023	734	788
6.500% due 12/15/2023	1,276	1,379

50	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.000% due 01/15/2024	$124	$133
6.500% due 02/15/2024	238	259
6.500% due 03/15/2024	1,261	1,282
6.500% due 10/17/2024	1,200	1,313
6.000% due 11/15/2025	7,117	7,215
5.750% due 06/15/2029	1,485	1,507
1.680% due 06/15/2030 (a)	774	782
5.750% due 05/15/2031	915	923
6.500% due 06/15/2031	7,521	8,224
6.000% due 12/15/2031	2,221	2,242
6.000% due 08/15/2032	14,938	15,109
5.000% due 10/30/2033 (b)(j)	8,000	7,613
Government National Mortgage Association
7.000% due 03/16/2029	342	368
6.000% due 05/20/2029	5,055	5,405
5.000% due 08/20/2033	8,674	7,084
6.000% due 08/20/2033	2,013	2,019
GS Mortgage Securities Corp.
6.860% due 07/13/2030	9,000	9,089
Indymac MBS, Inc.
5.500% due 07/25/2033	9,438	9,676
MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,831	1,857
PNC Mortgage Securities Corp.
7.500% due 01/25/2015	636	642
7.500% due 02/25/2027	120	120
1.560% due 12/25/2030 (a)	150	150
Residential Accredit Loans, Inc.
7.000% due 02/25/2028	641	650
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	163	163
Resolution Trust Corp.
5.257% due 05/25/2029 (a)	276	276
Sequoia Mortgage Trust
1.680% due 05/20/2032 (a)	3,437	3,419
1.450% due 07/20/2033 (a)	4,878	4,850
Structured Asset Mortgage Investments, Inc.
7.121% due 02/25/2030 (a)	278	284
1.739% due 06/18/2033 (a)	4,018	4,023
Structured Asset Securities Corp.
6.250% due 01/25/2032	120	123
1.620% due 07/25/2032 (a)	5,000	5,015
1.852% due 07/25/2032 (a)	2,772	2,795
1.620% due 06/25/2033 (a)	4,036	4,038
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	926	912
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	1,489	1,494
Washington Mutual Mortgage Securities Corp.
1.585% due 01/25/2033 (a)	305	306

		175,319

Fannie Mae 0.7%
4.470% due 08/01/2026 (a)	52	53
4.509% due 11/01/2023 (a)	1,041	1,073
4.617% due 12/01/2027 (a)	535	553
4.632% due 02/01/2028 (a)	82	84
4.749% due 10/01/2024 (a)	570	581
5.086% due 10/01/2024 (a)	15	16
6.000% due 12/01/2021-03/01/2033 (c)	445	461
6.055% due 04/01/2028 (a)	983	1,018
6.500% due 07/01/2005 (a)	26	26
7.000% due 03/01/2004-05/01/2004 (a)(c)	375	379
7.342% due 01/01/2026 (a)	309	316
7.492% due 05/01/2025 (a)	249	258
7.500% due 02/01/2004-07/01/2032 (c)	328	339

9.000% due 08/01/2021-06/01/2027 (c)	835	931

		6,088

Federal Housing Administration 1.9%
1.000% due 10/01/2022	$435	$435
3.000% due 11/25/2019	2,040	2,072
4.918% due 11/01/2019	37	37
6.896% due 07/01/2020	2,202	2,192
7.400% due 12/18/2018	1,431	1,429
7.430% due 03/01/2022-06/01/2024 (c)	9,015	9,006

		15,171

Freddie Mac 0.4%
3.843% due 01/01/2028 (a)	783	810
3.889% due 12/01/2024 (a)	294	304
4.489% due 10/01/2026 (a)	134	138
4.830% due 06/01/2022 (a)	23	24
4.866% due 05/01/2022 (a)	27	28
6.560% due 09/01/2027 (a)	507	525
6.912% due 01/01/2028 (a)	165	170
7.000% due 09/01/2007	1	1
7.450% due 03/25/2022	206	209
7.468% due 02/01/2028 (a)	557	575
7.500% due 06/01/2004-10/01/2004 (c)	211	215
8.000% due 05/01/2004	85	87
9.000% due 07/01/2004	1	1

		3,087

Government National Mortgage Association 2.4%
3.500% due 10/23/2033 (a)	5,000	5,041
4.500% due 05/20/2030 (a)	4,465	4,518
5.375% due 02/20/2017-01/20/2028 (a)(c)	4,196	4,298
5.625% due 12/20/2017-11/20/2027 (a)(c)	1,520	1,582
5.750% due 09/20/2017-09/20/2026 (a)(c)	1,869	1,912
6.800% due 10/15/2030	1,966	2,242

		19,593

Stripped Mortgage-Backed Securities 0.2%
Fannie Mae (IO)
6.500% due 09/25/2021	7	0
14.600% due 09/25/2007	1	11
1197.968% due 08/25/2007	2	23
Fannie Mae (PO)
0.000% due 03/25/2009	1,794	1,726
Freddie Mac (IO)
6.500% due 11/15/2003	81	0
6.500% due 10/15/2007	73	1
6.500% due 11/15/2008	281	29
7.000% due 12/15/2023	383	25
19.100% due 02/15/2007	1	5

		1,820

Total Mortgage-Backed Securities (Cost $214,392)		221,078

ASSET-BACKED SECURITIES 6.6%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	3,339	3,341
Bayview Financial Acquisition Trust
1.550% due 08/28/2034 (a)	2,255	2,261
Bear Stearns Asset-Backed Securities, Inc.
1.682% due 10/25/2032 (a)	1,804	1,807
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	1,154	1,154
1.230% due 09/25/2033 (a)	6,367	6,365
CS First Boston Mortgage Securities Corp.
1.600% due 12/15/2030 (a)	323	323
1.760% due 08/25/2032 (a)	4,297	4,307
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	7,291	7,203
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	120	121
Home Equity Mortgage Trust
1.720% due 09/25/2033 (a)	$848	$848
Household Automotive Trust
2.750% due 05/17/2005	1,944	1,950
Household Home Equity Loan Trust
7.210% due 10/20/2030	1,724	1,800
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	3,826	3,832
IMC Home Equity Loan Trust
1.532% due 03/25/2027 (a)	88	88
Los Angeles Arena Funding LLC
7.656% due 12/15/2021	97	103
Merrill Lynch & Co., Inc.
1.480% due 06/25/2033 (a)	1,970	1,971
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)	1,726	1,730
NPF XII, Inc.
2.233% due 10/01/2003 (a)(d)(j)	3,000	510
Residential Asset Securities Corp.
1.370% due 04/25/2032 (a)	6,183	6,188
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	2,249	2,251
SMS Student Loan Trust
1.779% due 10/27/2025 (a)	1,293	1,295
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	2,444	2,451
WFS Financial Owner Trust
2.820% due 05/20/2005	1,847	1,853

Total Asset-Backed Securities (Cost $56,272)		53,752

SUPRANATIONAL 4.4%
International Bank for Reconstruction & Development
7.625% due 01/19/2023	27,296	35,478

Total Supranational (Cost $34,604)		35,478

	# of Contracts
PURCHASED PUT OPTIONS 0.0%
Eurodollar December Futures (CME)
Strike @ 98.500 Exp 12/15/2003	1,250	15
Strike @ 98.000 Exp. 12/15/2003	786	5
U.S. Treasury Note December Futures (CBOT)
Strike @ 99.000 Exp. 11/22/2003	100	2
Strike @ 92.000 Exp. 11/22/2003	2,500	39

Total Purchased Put Options (Cost $102)		61

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 10.5%
Certificates of Deposit 2.5%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$20,000	20,000

Commercial Paper 2.1%
Fannie Mae
1.050% due 10/01/2003	6,300	6,300
1.080% due 02/18/2004	2,235	2,225
1.080% due 02/23/2004	2,800	2,788
1.080% due 02/24/2004	5,700	5,675

		16,988

Repurchase Agreement 2.3%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $19,492. Repurchase proceeds are $19,109.)	19,109	19,109

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	51

Schedule of Investments (Cont.)

Long-Term U.S. Government Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills 3.6%
1.010% due 12/04/2003 - 12/18/2003 (c)(f)(g)	$29,290	$29,225

Total Short-Term Instruments (Cost $85,332)		85,322

Total Investments 123.8% (Cost $983,768)		$1,005,714
Written Options (h) (0.5%) (Premiums $4,438)		(4,331)
Other Assets and Liabilities (Net) (23.3%)		(189,456)

Net Assets 100.0%		$811,927

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $197,042 and $200,334, respectively, as of September 30, 2003.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Security is in default.

(e)	Principal amount of security is adjusted for inflation.

(f)	Securities with an aggregate market value of $18,907 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2005)—Long	286	$340
Eurodollar JuneFutures
(06/2005)—Long	286	300
Eurodollar September Futures
(09/2005)—Long	286	746
Eurodollar December Futures
(12/2004)—Long	286	368
U.S. Treasury 5-Year Note
(12/2003)—Short	1,504	(3,249)
U.S. Treasury 10-Year Note
(12/2003)—Long	2,308	13,200
U.S. Treasury 30-Year Note
(12/2003)—Long	1,288	7,173

		$18,878

(g)	Security, or a portion thereof, has been pledged as collateral for swaption contracts. The aggregate market value for all securities pledged as collateral was $5,741 as of September 30, 2003.

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000 Exp. 11/22/2003	876	$373	$1,643
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000 Exp. 11/22/2003	268	275	25
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000 Exp. 11/22/2003	208	230	16
Put—CBOT U.S. Treasury Note December Futures
Strike @ 104.000 Exp. 11/22/2003	876	572	55

		$1,450	$1,739

Type	Notional Amount	Premium	Value

Put—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.250%* Exp. 03/03/2004	$50,500	$1,321	$1,276
Put—OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%* Exp. 03/03/2004	12,600	416	318
Put—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.250%* Exp. 07/19/2004	20,000	633	499
Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.250%* Exp. 07/19/2004	20,000	618	499

		$2,988	$2,592

*	The Fund will pay a floating rate based on 3-month LIBOR.

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.625	05/15/2013	$151,400	$148,650	$144,356

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,284, which is 2.13% of net assets.

52	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.1%
Banking & Finance 2.8%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,836
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,038
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	3,000	3,010
CIT Group, Inc.
2.610% due 01/31/2005 (a)	48,850	49,652
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,634	1,640
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,501
7.100% due 03/15/2007	6,700	7,519
Ford Motor Credit Co.
1.718% due 07/19/2004 (a)	800	797
6.875% due 02/01/2006	10,000	10,644
7.375% due 10/28/2009	100	107
7.875% due 06/15/2010	1,860	2,019
7.375% due 02/01/2011	580	611
7.250% due 10/25/2011	250	261
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,028
General Motors Acceptance Corp.
5.750% due 11/10/2003	5,000	5,022
2.088% due 01/20/2004 (a)	41,720	41,755
1.877% due 03/22/2004 (a)	5,000	5,008
1.360% due 04/05/2004 (a)	21,700	21,676
1.914% due 05/04/2004 (a)	3,700	3,704
1.836% due 05/10/2004 (a)	600	600
1.830% due 05/17/2004 (a)	1,300	1,301
7.625% due 06/15/2004	1,000	1,039
6.850% due 06/17/2004	1,000	1,034
1.460% due 07/21/2004 (a)	600	598
1.510% due 07/30/2004 (a)	400	399
4.500% due 07/15/2006	18,700	19,110
6.125% due 02/01/2007	4,000	4,238
6.125% due 08/28/2007	1,500	1,587
7.430% due 12/01/2021	373	373
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	22,082
Household Finance Corp.
7.125% due 09/01/2005	50	55
IMEXA Export Trust
10.625% due 12/31/2005	1,784	1,338
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	106
Korea Development Bank
6.625% due 11/21/2003	20,300	20,437
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,036
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	17,920
Middletown Trust
11.750% due 07/15/2010	748	765
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	1,000	1,005
Pemex Finance Ltd.
6.125% due 11/15/2003	1,267	1,273
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	54,400	54,979
Phoenix Quake Wind Ltd.
3.466% due 07/03/2008 (a)	12,900	12,900
4.516% due 07/03/2008 (a)	3,000	2,988
Shopping Center Associates
6.750% due 01/15/2004	11,725	11,898
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,054
State Street Capital Trust II
1.630% due 02/15/2008 (a)	12,000	12,011
Trinom Ltd.
5.060% due 12/18/2004 (a)	$5,700	$5,735

		398,689

Industrials 1.7%
Altria Group, Inc.
7.500% due 04/01/2004	1,430	1,462
7.650% due 07/01/2008	7,500	8,200
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,043
Coastal Corp.
6.500% due 05/15/2006	10,000	8,850
DaimlerChrysler North America Holding Corp.
1.450% due 08/16/2004 (a)	1,000	999
Eastman Chemical Co.
6.375% due 01/15/2004	250	253
Enron Corp.
6.500% due 08/01/2002 (b)(k)	13,700	1,170
6.750% due 09/01/2004 (b)	1,545	317
7.625% due 09/10/2004 (b)	2,400	492
8.375% due 05/23/2005 (b)	7,355	1,508
8.000% due 08/15/2005 (b)	8,300	3,154
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	4,576
HCA, Inc.
6.910% due 06/15/2005 (a)	2,125	2,245
8.850% due 01/01/2007	1,200	1,359
International Game Technology
7.875% due 05/15/2004	500	518
ITT Corp.
6.750% due 11/15/2005	2,000	2,118
Lenfest Communications, Inc.
8.375% due 11/01/2005	7,900	8,828
MGM Mirage, Inc.
8.500% due 09/15/2010	55	62
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,600
9.375% due 12/02/2008	5,500	6,600
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.950% due 06/01/2006	25,000	26,355
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,970
Qwest Corp.
5.650% due 11/01/2004	9,250	9,343
6.125% due 11/15/2005	2,330	2,365
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	992
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,920
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,112
SR Wind Ltd.
6.386% due 05/18/2005 (a)	6,000	6,029
6.886% due 05/18/2005 (a)	3,000	3,042
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,116
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,048
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,300
6.375% due 06/15/2005	6,500	6,793
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,842
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,396
7.000% due 10/01/2004	6,524	6,837
6.875% due 05/15/2009	1,000	1,135
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	3,075
6.250% due 02/01/2006	110	110
7.625% due 07/15/2019	200	187

		240,322

Utilities 2.6%
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	$1,000	$1,073
7.500% due 05/01/2007	12,000	13,670
British Telecom PLC
2.435% due 12/15/2003 (a)	8,900	8,919
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,056
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,069
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	35,168
France Telecom S.A.
8.450% due 03/01/2006 (a)	62,000	70,194
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	503
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	2,004
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	46,700	47,284
Progress Energy, Inc.
6.050% due 04/15/2007	11,200	12,195
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,235
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,541
Sprint Capital Corp.
5.700% due 11/15/2003	4,000	4,013
7.900% due 03/15/2005	16,700	18,045
6.000% due 01/15/2007	21,000	22,619
6.125% due 11/15/2008	88,441	95,602
6.875% due 11/15/2028	30	29
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,035
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,093

		382,245

Total Corporate Bonds & Notes (Cost $1,019,720)		1,021,256

MUNICIPAL BONDS & NOTES 0.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	29,600	29,707

Connecticut 0.0%
State of Connecticut General Obligation Bonds, Series 1994
5.500% due 03/15/2009	3,215	3,329

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue
Bonds, Series 2002
3.000% due 05/15/2005	6,790	6,999

Total Municipal Bonds & Notes (Cost $40,049)		40,035

U.S. GOVERNMENT AGENCIES 0.0%
Small Business Administration
2.750% due 02/25/2014 (a)	366	371

Total U.S. Government Agencies (Cost $365)		371

U.S. TREASURY OBLIGATIONS 4.3%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	3,830	4,215
3.625% due 01/15/2008	104,357	117,124
3.875% due 01/15/2009	404,901	462,663
4.250% due 01/15/2010	10,384	12,191

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	53

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

3.500% due 01/15/2011	$20,709	$23,440

Total U.S. Treasury Obligations (Cost $607,528)		619,633

MORTGAGE-BACKED SECURITIES 48.2%
Collateralized Mortgage Obligations 9.6%
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	14,250	14,571
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	615	624
6.141% due 01/25/2032 (a)	2,693	2,689
6.003% due 02/25/2032 (a)	1,145	1,143
6.074% due 02/25/2032 (a)	2,396	2,403
5.359% due 10/25/2032 (a)	4,528	4,669
6.037% due 10/25/2032 (a)	374	379
5.377% due 01/25/2033 (a)	31,009	31,383
5.668% due 01/25/2033 (a)	8,500	8,548
5.215% due 03/25/2033 (a)	50,582	52,163
5.467% due 03/25/2033 (a)	66,346	68,129
Cendant Mortgage Corp.
6.750% due 04/25/2031	82	82
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	15	15
Citicorp Mortgage Securities, Inc.
5.332% due 12/01/2019 (a)	75	75
6.750% due 05/25/2028	2,080	2,093
5.750% due 02/25/2033	17,101	17,570
Commercial Trust
6.670% due 12/15/2003 (a)(k)	1,746	1,546
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	103,448	108,187
Countrywide Home Loans, Inc.
4.893% due 09/19/2032 (a)	9,356	9,455
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,188	4,546
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	7,992	8,034
7.500% due 03/25/2031	3,167	3,227
1.117% due 03/25/2032 (a)	26,244	25,553
2.003% due 03/25/2032 (a)	46,645	46,335
6.181% due 06/25/2032 (a)	12,962	13,367
5.763% due 10/25/2032 (a)	16,064	16,345
6.000% due 01/25/2033	530	534
2.360% due 08/25/2033 (a)	1,564	1,540
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	294	323
4.890% due 05/25/2024 (a)	291	291
1.610% due 06/25/2026 (a)	2,380	2,387
Drexel Burnham Lambert CMO Trust
1.937% due 05/01/2016 (a)	10	10
Fannie Mae
9.250% due 10/25/2018	22	25
9.500% due 03/25/2020	1,892	2,147
9.500% due 05/25/2020	345	392
9.000% due 03/25/2021	1,146	1,296
9.000% due 04/25/2021	37	42
8.000% due 12/25/2021	774	803
1.725% due 04/25/2022 (a)	63	64
6.000% due 02/25/2029	5,087	5,145
6.000% due 04/25/2030	15,947	16,367
6.500% due 06/01/2031	11,503	12,228
1.520% due 06/25/2032 (a)	804	807
6.500% due 01/01/2033	18,585	19,764
6.000% due 04/01/2033	335	346
5.000% due 04/25/2033	156,348	160,043
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	786	786
Freddie Mac
8.000% due 07/01/2006	10	11
8.500% due 01/01/2007	$24	$26
9.500% due 07/01/2010	28	30
6.500% due 08/15/2011	3,369	3,501
8.000% due 01/01/2012	58	62
5.000% due 04/15/2016	47,795	49,867
10.000% due 07/15/2019	82	82
10.000% due 05/15/2020	61	61
9.000% due 12/15/2020	759	759
9.500% due 01/15/2021	312	312
8.000% due 04/15/2021	303	303
9.000% due 05/15/2021	42	43
9.500% due 09/01/2021	7	8
8.000% due 04/01/2022	104	113
8.000% due 11/01/2022	71	77
8.500% due 08/01/2024	34	37
8.500% due 11/01/2024	269	292
6.000% due 11/15/2027	15,179	15,279
6.250% due 04/15/2028	1,237	1,267
5.625% due 07/15/2028	2,889	2,922
6.000% due 01/15/2029	80,822	83,055
5.750% due 06/15/2029	4,858	4,930
6.000% due 10/15/2029	2,627	2,639
7.500% due 07/15/2030	4,158	4,413
1.570% due 11/15/2030 (a)	108	109
6.500% due 04/15/2031	3,490	3,666
6.500% due 07/15/2031	11,446	12,521
6.500% due 06/15/2032	7,591	8,245
4.076% due 08/15/2032 (a)	2,473	2,575
6.500% due 07/25/2043 (k)	127,200	135,389
Glendale Federal Savings & Loan
11.000% due 03/01/2010 (k)	9	9
Golden Mortgage Loan Asset-Backed REMIC
7.875% due 02/25/2031 (a)	1,741	1,825
Government National Mortgage Association
1.660% due 12/16/2025 (a)	770	776
GSR Mortgage Loan Trust
6.000% due 03/25/2032	25,952	26,611
6.000% due 07/25/2032	4,423	4,434
Home Savings of America
4.014% due 05/25/2027 (a)	423	421
Imperial Savings Association
8.847% due 07/25/2017 (a)	8	8
8.414% due 02/25/2018	166	166
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (k)	44	47
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	3	3
MASTR Asset Securitization Trust
5.500% due 09/25/2033	63,794	64,731
Mellon Residential Funding Corp.
3.977% due 07/25/2029 (a)	5,249	5,279
Morgan Stanley Capital I
7.430% due 11/15/2028	5	5
Morgan Stanley Dean Witter Capital I, Inc.
7.460% due 02/15/2020	2,537	2,537
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	7,721	8,118
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,277	1,278
6.297% due 11/10/2030	1,892	1,905
Norwest Asset Securities Corp.
6.500% due 01/25/2029	1,414	1,414
PNC Mortgage Securities Corp.
7.340% due 05/25/2040 (a)	9	9
Prudential Home Mortgage Securities
7.500% due 09/25/2007	219	226
7.000% due 01/25/2008	4,256	4,252
6.750% due 11/25/2008	2,445	2,443
Prudential-Bache Trust
8.400% due 03/20/2021	1,185	1,220
Resecuritization Mortgage Trust
1.350% due 04/26/2021 (a)	992	988
6.500% due 04/19/2029	$8,668	$8,745
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	39	40
1.350% due 06/25/2031	47	47
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	244	243
7.000% due 10/25/2027 (a)	667	667
6.250% due 11/25/2028	2,401	2,400
5.656% due 09/25/2032 (a)	7,447	7,560
Resolution Trust Corp.
6.558% due 05/25/2029 (a)	965	964
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
6.103% due 03/25/2024 (a)	277	276
6.113% due 10/25/2024 (a)	39	39
8.000% due 09/25/2030	172	180
Sears Mortgage Securities
12.000% due 02/25/2014	26	26
Sequoia Mortgage Trust
1.410% due 08/20/2032 (a)	30,456	30,628
SLH Mortgage Trust
9.600% due 03/25/2021	184	184
Structured Asset Mortgage Investments, Inc.
6.872% due 06/25/2028 (a)	210	215
6.503% due 06/25/2029 (a)	5,106	5,135
9.342% due 06/25/2029 (a)	2,901	3,080
1.440% due 09/19/2032 (a)	58,406	58,184
Structured Asset Securities Corp.
6.750% due 07/25/2029	2,768	2,773
1.560% due 05/25/2031 (a)	296	296
1.670% due 05/25/2031 (a)	1,922	1,927
6.250% due 01/25/2032	5,504	5,662
6.150% due 07/25/2032 (a)	5,330	5,426
1.400% due 01/25/2033 (a)	9,529	9,512
Torrens Trust
1.370% due 07/15/2031 (a)	3,173	3,178
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	2,709	2,715
Vendee Mortgage Trust
6.500% due 05/15/2029	37,208	40,354
Washington Mutual Mortgage Securities Corp.
6.209% due 07/25/2032 (a)	9,625	9,791
5.140% due 02/25/2033 (a)	16,445	16,990
5.462% due 02/25/2033 (a)	4,565	4,690
3.363% due 02/27/2034 (a)	35,581	36,020
Wells Fargo Mortgage-Backed Securities Trust
6.029% due 01/25/2032 (a)	423	423
5.093% due 09/25/2032 (a)	3,835	3,873

		1,392,245

Fannie Mae 28.5%
2.849% due 10/01/2030-11/01/2039 (a)(c)	6,025	6,117
3.196% due 01/01/2021 (a)	112	114
3.370% due 06/01/2017 (a)	43	43
3.380% due 08/01/2017 - 07/01/2018 (a)(c)	46	47
3.611% due 11/01/2017 (a)	166	168
3.726% due 07/01/2017 (a)	161	165
3.748% due 11/01/2017 (a)	93	94
3.878% due 11/01/2018 (a)	17	17
4.000% due 07/01/2017 (a)	130	132
4.114% due 04/01/2024 (a)	643	667
4.160% due 10/01/2024 (a)	787	799
4.262% due 01/01/2024 (a)	32	32
4.346% due 07/25/2017 (a)	1,239	1,315
4.356% due 02/01/2028 (a)	1,102	1,132
4.481% due 01/01/2024 (a)	444	454
4.500% due 10/20/2018	20,000	20,169
4.649% due 12/01/2017 (a)	60	60
4.676% due 04/01/2018 (a)	3,414	3,514
4.886% due 07/01/2023 (a)	106	106

54	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.000% due 12/01/2013-10/20/2018 (c)	$1,546,714	$1,586,096
5.003% due 12/01/2023 (a)	113	114
5.500% due 10/01/2008-12/01/2018 (c)	765,837	793,199
6.000% due 04/01/2011-10/15/2033 (c)	1,547,935	1,605,240
6.285% due 08/01/2029 (a)	4,339	4,491
6.500% due 09/01/2005-02/01/2033 (c)	30,037	31,317
7.000% due 12/01/2006-07/01/2012 (c)	44,894	47,657
8.000% due 02/01/2027-11/01/2031 (c)	21,940	23,704
8.500% due 03/01/2008-04/01/2025 (c)	793	863
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024-11/01/2025 (c)	1,071	1,193
10.000% due 02/01/2004-01/01/2025 (c)	262	290
10.500% due 06/01/2005-12/01/2024 (c)	33	35
11.000% due 11/01/2020	16	18
11.250% due 10/01/2015	14	16
11.500% due 12/01/2008-02/01/2020 (c)	20	23
11.750% due 02/01/2016	31	36
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	7	9
15.500% due 10/01/2012-12/01/2012 (c)	2	2
15.750% due 12/01/2011	12	14
16.000% due 09/01/2012-12/01/2012 (c)	6	6

		4,129,478

Federal Housing Administration 0.2%
6.950% due 04/01/2014	1,770	1,777
7.421% due 11/01/2019	163	163
7.430% due 10/01/2019-11/01/2025 (c)	23,929	23,902

		25,842

Freddie Mac 9.1%
2.875% due 03/01/2017 (a)	102	103
3.625% due 01/01/2017 (a)	16	16
4.283% due 06/01/2024 (a)	230	238
4.334% due 11/01/2022 (a)	745	768
4.365% due 11/01/2023 (a)	167	172
4.385% due 10/01/2023 (a)	432	447
4.396% due 03/01/2024 (a)	29	30
4.461% due 01/01/2024 (a)	618	640
4.513% due 07/01/2018 (a)	124	129
4.547% due 09/01/2023 (a)	78	81
4.563% due 12/01/2022 (a)	230	238
4.621% due 01/01/2024 (a)	310	321
5.000% due 10/20/2018	52,000	53,251
5.628% due 02/01/2020 (a)	1,028	1,065
6.000% due 09/01/2006-10/15/2033 (c)	1,208,945	1,250,133
6.922% due 10/01/2027 (a)	240	249
7.500% due 09/01/2006	12	13
8.000% due 03/01/2007-12/01/2024 (c)	936	1,016
8.250% due 10/01/2007-01/01/2009 (c)	29	31
8.500% due 07/01/2005-11/01/2025 (c)	2,929	3,187
9.000% due 07/01/2004-08/01/2022 (c)	921	1,028
9.500% due 12/01/2004-02/01/2025 (c)	91	101
9.750% due 11/01/2008	$201	$219
10.000% due 03/01/2016-10/01/2019 (c)	35	40
10.500% due 10/01/2010-02/01/2016 (c)	10	10
10.750% due 09/01/2009-08/01/2011 (c)	120	134
11.500% due 10/01/2015-01/01/2016 (c)	18	20
11.750% due 11/01/2010-08/01/2015 (c)	3	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012-04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011-12/01/2011 (c)	2	3

		1,313,697

Government National Mortgage Association 0.8%
4.000% due 01/20/2032-02/20/2032 (a)(c)	38,289	38,762
4.375% due 03/20/2017-06/20/2027 (a)(c)	20,654	21,134
4.500% due 05/20/2030 (a)	111	112
5.000% due 07/20/2030 (a)	125	127
5.375% due 04/20/2016-05/20/2027 (a)(c)	7,606	7,797
5.625% due 10/20/2023-12/20/2027 (a)(c)	13,144	13,676
5.750% due 08/20/2022-07/20/2027 (a)(c)	16,752	17,128
6.500% due 10/15/2023-10/15/2032 (c)	691	727
7.000% due 03/15/2011-10/15/2011 (c)	54	57
7.500% due 03/15/2022-11/15/2026 (c)	1,346	1,453
8.000% due 11/15/2006-12/15/2024 (c)	8,783	9,605
8.500% due 12/15/2021	12	13
9.000% due 06/20/2016-12/15/2030 (c)	2,809	3,053
9.500% due 10/15/2016-06/15/2025 (c)	38	42
9.750% due 08/15/2017-10/15/2017 (c)	119	134
10.000% due 10/15/2013-11/15/2025 (c)	23	25
10.500% due 11/15/2019-02/15/2021 (c)	7	7
11.000% due 09/15/2010	2	3
11.500% due 08/15/2018	16	18
11.750% due 08/15/2013-08/15/2015 (c)	34	40
12.000% due 06/20/2015	3	4
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011-11/15/2012 (c)	18	21
16.000% due 12/15/2011-02/15/2012 (c)	18	22

		113,966

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	3,829	58
6.500% due 03/25/2009	919	97
6.500% due 03/25/2023	721	22
256.000% due 11/01/2008	6	22
Freddie Mac (IO)
4.000% due 01/15/2024	10,921	1,043
6.500% due 04/15/2022	257	3
7.000% due 05/15/2023	55	1
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	$23,800	$1,081

		2,327

Total Mortgage-Backed Securities (Cost $6,922,018)		6,977,555

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	7,957	7,962
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	5,396	5,423
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,062
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	19	19
1.410% due 07/15/2030 (a)	26	26
1.430% due 05/25/2032 (a)	5,130	5,139
1.380% due 08/25/2032 (a)	15,883	15,865
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)	2,047	2,047
1.410% due 07/25/2032 (a)	34,446	34,404
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	89	89
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)	62,819	62,969
Capital Asset Research Funding LP
6.400% due 12/15/2004	26	26
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	30,232	30,239
Community Program Loan Trust
4.500% due 10/01/2018	11,193	11,362
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	5,029	5,029
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	4,720	4,718
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	65	65
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	2,800	1,120
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	96	96
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	34,827	34,797
Green Tree Financial Corp.
7.400% due 06/15/2027	6,355	6,678
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	8,143	8,156
IMC Home Equity Loan Trust
1.325% due 10/20/2027 (a)	946	947
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	7,566	7,559
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	40	40
Morgan Stanley Dean Witter Capital I, Inc.
1.440% due 07/25/2032 (a)	8,765	8,762
Ocwen Mortgage Loan Asset-Backed Certificates
1.430% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.400% due 09/25/2030 (a)	5	5
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	8,903	8,918
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	13,512	13,636
Whole Auto Loan Trust
1.880% due 06/15/2005	3,832	3,841
WMC Mortgage Loan
1.450% due 05/15/2030 (a)	1,653	1,654

Total Asset-Backed Securities (Cost $287,056)		286,944

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	55

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	$57,936	$56,632
2.187% due 04/15/2009 (a)	1,976	1,777
11.000% due 01/11/2012	3,000	3,090
8.000% due 04/15/2014	7,696	7,071
Republic of Panama
8.250% due 04/22/2008	5,500	6,105

Total Sovereign Issues (Cost $70,287)		74,675

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040 Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
8.125% due 12/31/2049	3,000	1,609
Rhone-Poulenc S.A.
13.331% due 12/31/2049	13,000	330

Total Preferred Stock (Cost $3,213)		1,939

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 45.4%
Certificates of Deposit 2.1%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$300,000	300,000

Commercial Paper 42.5%
Anz, Inc.
1.060% due 10/02/2003	86,700	86,698
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,100	3,096
Danske Corp.
1.070% due 12/05/2003	400	399
E.I. du Pont de Nemours & Co.
1.010% due 10/14/2003	39,422	39,408
Fannie Mae
1.010% due 10/01/2003	355,600	355,600
1.050% due 10/01/2003	181,700	181,700
1.010% due 10/08/2003	80,800	80,784
1.140% due 10/15/2003	200,000	199,911
1.025% due 10/22/2003	2,400	2,399
1.030% due 10/22/2003	219,100	218,968
1.060% due 10/22/2003	208	208
1.045% due 10/29/2003	43,900	43,864
1.010% due 11/05/2003	100,700	100,603
1.070% due 11/12/2003	5,859	5,852
1.010% due 11/13/2003	37,200	37,155
1.010% due 11/18/2003	160,300	160,089
1.020% due 11/19/2003	176,700	176,455
1.055% due 11/19/2003	3,900	3,894
1.060% due 11/19/2003	207,764	207,464
1.075% due 11/26/2003	700	699
1.080% due 12/03/2003	200,000	199,622
1.045% due 12/10/2003	163,795	163,449
1.050% due 12/10/2003	234,588	234,093
1.055% due 12/10/2003	94,000	93,802
1.110% due 12/11/2003	300,000	299,358
1.060% due 12/15/2003	30,000	29,932

	Principal Amount (000s)	Value (000s)
1.010% due 12/17/2003	$2,300	$2,295
1.050% due 12/17/2003	120,000	119,722
1.080% due 02/23/2004	100,000	99,557
1.137% due 03/03/2004	269,532	268,263
1.085% due 03/10/2004	148,300	147,569
1.090% due 03/10/2004	9,250	9,204
1.085% due 03/24/2004	200,000	198,926
Federal Home Loan Bank
1.001% due 10/01/2003	196,800	196,800
1.010% due 10/08/2003	40,700	40,692
1.010% due 10/10/2003	60,000	59,985
1.010% due 10/15/2003	160,000	159,938
1.014% due 10/22/2003	200,000	199,882
1.020% due 10/22/2003	1,100	1,099
1.029% due 10/24/2003	146,900	146,803
1.154% due 11/05/2003	200,000	199,776
1.040% due 11/07/2003	44,225	44,178
1.095% due 03/10/2004	88,000	87,566
1.074% due 03/24/2004	100,000	99,463
Freddie Mac
1.135% due 10/30/2003	300,000	299,726
General Electric Capital Corp.
1.030% due 10/20/2003	19,800	19,789
1.020% due 12/16/2003	82,400	82,211
1.020% due 12/17/2003	122,400	122,116
HBOS Treasury Services PLC
1.030% due 10/14/2003	6,811	6,808
1.030% due 10/21/2003	3,100	3,098
1.060% due 11/10/2003	1,600	1,598
1.080% due 11/20/2003	9,791	9,776
1.070% due 12/02/2003	31,000	30,942
1.070% due 12/09/2003	100,000	99,793
1.070% due 12/12/2003	73,100	72,941
1.070% due 12/15/2003	96,500	96,282
Shell Finance (UK) PLC
1.020% due 10/07/2003	24,700	24,696
1.060% due 12/11/2003	693	692
Shell Finance BV
1.020% due 10/01/2003	40,200	40,200
1.020% due 10/02/2003	36,650	36,649
UBS Finance, Inc.
1.020% due 10/07/2003	122,300	122,279
1.025% due 10/09/2003	14,700	14,697
Westpac Capital Corp.
1.020% due 11/10/2003	41,000	40,954
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,900	5,899
1.080% due 12/05/2003	6,000	5,988
1.090% due 12/19/2003	600	599

		6,144,953

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875 due 02/15/2005 valued at $76,504. Repurchase proceeds are $75,002.)	75,000	75,000

U.S. Treasury Bills 0.3%
1.010% due 12/04/2003-12/18/2003 (c)(d)(e)	50,765	50,652

Total Short-Term Instruments (Cost $6,570,741)		6,570,605

Total Investments 107.8% (Cost $15,520,977)		$15,593,013
Written Options (g) (0.0%) (Premiums $5,984)		(716)
Other Assets and Liabilities (Net) (7.8%)		$(1,129,102)

Net Assets 100.0%		$14,463,195

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $48,181 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar June Futures
(06/2004)—Long	4,280	$3,088
Eurodollar September Futures
(09/2004)—Long	623	1,121
Eurodollar December Futures
(12/2004)—Long	4,912	3,862
Eurodollar March Futures
(03/2005)—Long	4,448	3,320
Eurodollar September Futures
(09/2005)—Long	4,033	2,545
United Kingdom 90-Day LIBOR Futures
(12/2003)—Long	312	(360)
United Kingdom 90-Day LIBOR Futures
(03/2004)—Long	438	23
United Kingdom 90-Day LIBOR Futures
(06/2004)—Long	491	101
United Kingdom 90-Day LIBOR Futures
(09/2004)—Long	275	(293)
United Kingdom 90-Day LIBOR Futures
(12/2004)—Long	290	(297)
U.S. Treasury 2-Year Note
(12/2003)—Long	1,503	2,571
U.S. Treasury 5-Year Note
(12/2003)—Long	604	1,106

		$16,788

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $998 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	$2,997	$31

56	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	$129,300	$1,319	$632
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	53

		$2,987	$685

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	14,300	$(152)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		50,000	(483)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		75,000	(749)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2032		95,800	(1,050)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC	148,500	741
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		$5,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		16,400	45
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004		50,000	193
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004		$30,000	$124
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005		4,500	22
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004		7,150	26

			$(1,286)

(i)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	BP	7,674	10/2003	$0	$(590)	$(590)
Buy	EC	1,587,643	10/2003	0	(4)	(4)

				$0	$(594)	$(594)

(j)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

(k)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,161, which is 0.96% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	57

Schedule of Investments

Money Market Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.3%
Banking & Finance 6.3%
Associates Corp. of North America
5.800% due 04/20/2004	$1,000	$1,024
Citigroup, Inc.
1.350% due 03/09/2004 (a)	5,330	5,336
General Electric Capital Corp.
1.180% due 10/22/2003	6,400	6,400
1.210% due 04/22/2004 (a)	4,000	4,004
Lehman Brothers Holdings, Inc.
1.420% due 06/10/2004 (a)	1,100	1,103
US Bank N.A.
1.060% due 10/30/2003 (a)	4,100	4,100
1.440% due 12/02/2003 (a)	7,000	7,004

Total Corporate Bonds & Notes (Cost $28,971)		28,971

U.S. GOVERNMENT AGENCIES 10.7%
Fannie Mae
0.975% due 11/14/2003	10,920	10,907
3.125% due 11/15/2003	20,796	20,843
Federal Home Loan Bank
5.375% due 01/05/2004	500	505
3.375% due 06/15/2004	13,300	13,507
Freddie Mac
5.250% due 02/15/2004	3,000	3,044

Total U.S. Government Agencies (Cost $48,806)		48,806

SOVEREIGN ISSUES 0.0%
Province of Alberta
4.875% due 10/29/2003	100	100

Total Sovereign Issues (Cost $100)		100

SHORT-TERM INSTRUMENTS 83.4%
Certificates of Deposit 3.8%
Wells Fargo Financial, Inc.
1.060% due 10/15/2003	17,400	17,400

Commercial Paper 78.6%
Alcon Capital Corp.
1.060% due 12/09/2003	17,400	17,365
Australia & New Zealand Banking Group Ltd.
1.195% due 03/05/2004	7,200	7,202
CDC Commercial Corp.
1.050% due 11/07/2003	17,400	17,381
Danske Corp.
1.060% due 12/12/2003	13,900	13,871
E. I. du Pont de Nemours & Co.
1.050% due 12/05/2003	13,325	13,300
Fannie Mae
0.982% due 10/01/2003	6,800	6,800
1.050% due 10/01/2003	1,000	1,000
0.990% due 10/22/2003	4,780	4,777
1.035% due 10/22/2003	9,600	9,594
1.065% due 10/29/2003	22,000	21,982
1.070% due 11/05/2003	60,970	60,907
1.010% due 11/13/2003	19,800	19,776
1.030% due 11/14/2003	18,000	17,977
1.070% due 11/17/2003	10,000	9,986
1.070% due 11/19/2003	9,000	8,987
1.065% due 12/16/2003	5,000	4,989
1.060% due 12/17/2003	25,900	25,841
0.920% due 01/01/2004	6,343	6,342
1.240% due 03/05/2004	14,300	14,223
Federal Home Loan Bank
1.040% due 11/05/2003	$6,434	$6,428
3.250% due 02/13/2004	1,000	1,007
HBOS Treasury Services PLC
1.203% due 01/16/2004	15,900	15,906
National Westminster Bank PLC
9.375% due 11/15/2003	2,250	2,271
Oesterreichische Kontrollbank
4.625% due 11/03/2003	300	301
Royal Bank of Scotland PLC
1.060% due 11/03/2003	17,400	17,383
Shell Finance (UK) PLC
1.070% due 12/02/2003	17,400	17,368
Westpac Trust Securities Ltd.
1.070% due 12/02/2003	17,400	17,368

		360,332

Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.910% due 04/29/05 valued at $4,716. Repurchase proceeds are $4,623.)	4,623	4,623

Total Short-Term Instruments (Cost $382,355)		382,355

Total Investments 100.4% (Cost $460,232)		$460,232
Other Assets and Liabilities (Net) (0.4%)		(1,783)

Net Assets 100.0%		$458,449

Notes to Schedule of Investments:

(a)	Variable rate security. The rate listed is as of September 30, 2003.

58	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.1%
Banking & Finance 6.4%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,528
Atlas Reinsurance II PLC
3.653% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
8.510% due 04/07/2005 (a)	3,750	3,750
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	500	500
1.676% due 09/21/2004 (a)	1,000	1,004
CIT Group, Inc.
2.360% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,026
Concentric Ltd.
4.360% due 07/28/2004	1,500	1,499
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	10,000	11,019
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,799
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	3,000	2,999
1.740% due 01/26/2004 (a)	8,200	8,198
1.946% due 03/08/2004 (a)	13,500	13,511
1.602% due 04/26/2004 (a)	2,000	1,996
6.700% due 07/16/2004	14,402	14,899
3.227% due 10/25/2004 (a)	28,480	28,743
1.550% due 06/30/2005 (a)	3,100	3,046
1.808% due 07/18/2005 (a)	47,750	46,924
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,400	2,402
1.360% due 04/05/2004 (a)	700	699
1.914% due 05/04/2004 (a)	19,600	19,622
2.105% due 05/17/2004 (a)	3,600	3,602
1.390% due 05/28/2004 (a)	2,000	1,995
1.718% due 07/21/2004 (a)	50,400	50,267
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,606
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	2,500	2,622
MBNA America Bank
7.125% due 11/15/2012	5,000	5,745
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (a)	2,100	2,104
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)	1,500	1,506
Parametric Re Ltd.
3.300% due 11/19/2007 (a)	11,500	10,999
5.540% due 05/19/2008 (a)	1,500	1,528
Pemex Finance Ltd.
6.125% due 11/15/2003	33	33
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,760
8.625% due 02/01/2022	6,900	7,728
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	50,550	50,548
3.515% due 07/03/2008 (a)	7,000	7,000
4.565% due 07/03/2008 (a)	21,250	21,166
Pioneer 2002 Ltd
8.758% due 06/15/2006	5,000	5,088
Premium Asset Trust
1.465% due 11/27/2004 (a)	5,000	5,014
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,771
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,698
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	4,500	4,527
6.325% due 06/01/2005 (a)	15,900	15,940
6.230% due 06/08/2006 (a)	20,100	20,125
Studio RE Ltd.
6.500% due 07/07/2006 (a)	28,750	28,894
Travelers Property Casualty Corp.
3.750% due 03/15/2008	$7,000	$7,131
Trinom Ltd.
5.060% due 12/18/2004 (a)	3,700	3,723
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,253
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,842
Washington Mutual Bank
1.450% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		531,873

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	5,000	4,994
7.750% due 06/15/2005	1,087	1,185
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,145
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,043
SR Wind Ltd.
6.386% due 05/18/2005 (a)	2,000	2,010
6.886% due 05/18/2005 (a)	1,600	1,622
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,443
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,108
7.100% due 08/01/2026	2,000	2,195
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,736
6.125% due 03/15/2007	3,085	3,389

		57,870

Utilities 1.0%
AT&T Corp.
7.800% due 11/15/2011	500	579
8.000% due 11/15/2031	245	291
British Telecom PLC
2.553% due 12/15/2003 (a)	6,200	6,213
7.875% due 12/15/2005	10,750	12,024
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	15,375	15,471
6.860% due 10/01/2008	7,000	7,749
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	4,900	4,915
Indianapolis Power & Light
6.300% due 07/01/2013	500	514
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,304

		83,060

Total Corporate Bonds & Notes (Cost $659,819)		672,803

MUNICIPAL BONDS & NOTES 0.6%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,065

California 0.3%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	21,695
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,914

		26,609

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,043

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	$5,000	$5,046

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,402

New York 0.1%
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,040

Total Municipal Bonds & Notes (Cost $51,785)		49,205

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.250% due 03/22/2007	2,500	2,550
Housing Urban Development
5.530% due 08/01/2020	6,000	6,257

Total U.S. Government Agencies (Cost $8,565)		8,807

U.S. TREASURY OBLIGATIONS 110.9%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	1,576,961	1,735,151
3.625% due 01/15/2008	982,251	1,102,424
3.875% due 01/15/2009 (c)	1,578,989	1,804,243
4.250% due 01/15/2010	513,904	603,355
3.500% due 01/15/2011 (c)	492,382	557,316
3.375% due 01/15/2012 (c)	200,414	225,592
3.000% due 07/15/2012	685,593	751,154
1.875% due 07/15/2013	35,245	35,068
3.625% due 04/15/2028 (c)	907,625	1,093,972
3.875% due 04/15/2029	872,787	1,099,575
3.375% due 04/15/2032	173,326	207,856

Total U.S. Treasury Obligations (Cost $8,814,657)		9,215,706

MORTGAGE-BACKED SECURITIES 0.8%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	1,538	1,560
Fannie Mae
1.510% due 11/25/2032 (a)	7,508	7,519
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	1,912	2,013
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	800	802
Residential Asset Securitization Trust
6.860% due 08/25/2029	3,662	3,667
Washington Mutual Mortgage Securities Corp.
3.363% due 02/27/2034 (a)	9,552	9,670

		25,337

Federal Housing Administration 0.0%
7.430% due 12/01/2020	113	113
Government National Mortgage Association 0.5%
6.500% due 05/15/2028 - 03/15/2033 (d)	41,536	43,660

		43,660

Total Mortgage-Backed Securities (Cost $68,743)		69,110

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	59

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)	$64	$64
American Residential Eagle Trust
1.375% due 07/25/2029 (a)	1,037	1,038
Asset-Backed Securities Corp. Home Equity Loan Trust
1.470% due 06/21/2029 (a)	373	374
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)	1,815	1,819
Citifinancial Mortgage Securities, Inc.
1.410% due 01/25/2033 (a)	18,001	18,031
Conseco Finance Corp.
7.890% due 07/15/2018	6	6
8.170% due 12/15/2025	1,772	1,842
Conseco Finance Home Loan Trust
8.880% due 06/15/2024	714	730
EQCC Home Equity Loan Trust
1.579% due 03/20/2029 (a)	77	77
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	11,173	11,193

Total Asset-Backed Securities (Cost $35,049)		35,174

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.125% due 04/15/2006 (a)	7,344	7,179
2.187% due 04/15/2009 (a)	4,306	3,870
11.000% due 01/11/2012	1,600	1,648
8.000% due 04/15/2014	23,520	21,610
11.000% due 08/17/2040	5,300	5,008
United Mexican States
6.375% due 01/16/2013	20,700	21,890
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)	718	10
0.000% due 06/30/2005 (a)	718	3

Total Sovereign Issues (Cost $59,799)		61,218

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.4%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (e) EC	5,333	6,678
Commonwealth of Canada
4.250% due 12/01/2021 (e) C$	2,472	2,152
4.000% due 12/01/2031 (e)	7,866	6,872
3.000% due 12/01/2036 (e)	13,000	9,557
Commonwealth of New Zealand
4.500% due 02/15/2016 (e) N$	36,700	27,237
Republic of France
3.000% due 07/25/2012 (e) EC	34,582	43,728
Tyco International Group S.A.
4.375% due 11/19/2004	14,000	16,345

Total Foreign Currency-Denominated Issues (Cost $88,997)		112,569

SHORT-TERM INSTRUMENTS 2.2%
Commercial Paper 0.3%
HBOS Treasury Services PLC
1.065% due 12/23/2003	1,200	1,197
1.105% due 01/23/2004	13,000	12,955
Royal Bank of Scotland PLC
1.055% due 12/16/2003	4,000	3,991
1.085% due 01/20/2004	5,000	4,983

		23,126

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $14,084. Repurchase proceeds are $13,805.)	13,805	13,805

U.S. Treasury Bills 1.7%
4.250% due 08/15/2013 (b)(d)(h)	$40,825	$143,273

Total Short-Term Instruments (Cost $179,236)		180,204

Total Investments 125.2% (Cost $9,966,650)		$10,404,796
Written Options (f) (0.0%) (Premiums $1,427)		(636)
Other Assets and Liabilities (Net) (25.2%)		(2,092,240)

Net Assets 100.0%		$8,311,920

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities with an aggregate market value of $22,424 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10-Year Note
(12/2003)—Long	250	$884
U.S. Treasury 10-Year Note
(12/2003)—Long	4,267	23,653
U.S. Treasury 10-Year Bond
(12/2003)—Short	46	(201)
U.S. Treasury 30-Year Note
(12/2003)—Short	259	(1,851)

		$22,485

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $2,185,097 and $2,203,253, respectively, as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 4.000%** Exp. 03/03/2004	$65,000	$1,427	$636

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	250,000	$(1,295)
Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005		$80,000	(21)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008		30,000	1,040
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005		10,000	(957)

			$(1,233)

(h)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $3,993 as of September 30, 2003.

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$127,800	$131,998	$130,014
U.S. Treasury Note	3.125	09/15/2008	177,200	179,720	178,613
U.S. Treasury Note	5.750	08/15/2010	100,000	114,520	111,740
U.S. Treasury Note	4.000	11/15/2012	37,100	37,552	36,512
U.S. Treasury Note	4.250	08/15/2013	351,600	360,541	351,760

				$824,331	$808,639

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	25,521	10/2003	$0	$(320)	$(320)
Sell	EC	44,758	11/2003	0	(707)	(707)
Sell	N$	46,628	10/2003	1	(1,209)	(1,208)
Sell		46,628	11/2003	0	(21)	(21)
Buy		46,628	10/2003	29	0	29

				$30	$(2,257)	$(2,227)

(k)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

N$—New Zealand Dollar

60	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.1%
Banking & Finance 6.6%
Banco Nacional Obra Services
9.625% due 11/15/2003	$3,900	$3,939
Bankunited FSB
5.400% due 02/02/2004	4,000	4,058
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,200
1.417% due 09/21/2004 (a)	900	904
1.655% due 07/15/2005 (a)	4,801	4,840
1.355% due 09/16/2005 (a)	5,000	4,998
CIT Group, Inc.
2.360% due 01/09/2004	5,250	5,267
5.500% due 02/15/2004	5,200	5,279
2.618% due 07/30/2004 (a)	15,200	15,348
7.125% due 10/15/2004	9,701	10,252
Credit Suisse First Boston
5.250% due 10/27/2005 (a)	2,600	2,739
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,467
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,472
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	11,092	11,102
1.360% due 04/26/2004 (a)	17,400	17,362
1.460% due 07/19/2004 (a)	6,700	6,677
7.500% due 03/15/2005	25,000	26,535
7.750% due 03/15/2005	7,440	7,918
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,850	3,821
General Motors Acceptance Corp.
1.590% due 11/07/2003 (a)	10,000	10,000
2.049% due 01/20/2004 (a)	14,040	14,052
1.914% due 05/04/2004 (a)	19,598	19,620
HBOS Treasury Services PLC
1.150% due 07/29/2005 (a)	1,500	1,500
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	3,300	3,335
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,024
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,751
US Bank National Association
1.230% due 11/14/2003 (a)	31,020	31,022
USAA Capital Corp.
7.050% due 11/08/2006	445	515
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	17,510	17,520
Westpac Trust Securities NZ Ltd.
1.210% due 01/29/2004 (a)	5,000	5,000

		301,517

Industrials 5.4%
Air Canada
1.975% due 07/31/2005 (a)(b)	909	373
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,880	5,953
Cox Communications, Inc.
7.170% due 10/01/2003	5,043	5,043
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2004	20	20
1.450% due 08/16/2004 (a)	36,208	36,164
Fort James Corp.
6.625% due 09/15/2004	3,840	3,955
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,000	2,010
Hilton Hotels Corp.
7.000% due 07/15/2004	8,676	8,947
International Game Technology
7.875% due 05/15/2004	11,799	12,224
ITT Corp.
6.750% due 11/15/2003	3,500	3,513
Jones Intercable, Inc.
8.875% due 04/01/2007	$10,360	$11,117
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	7,170	7,147
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,943
Mirage Resorts, Inc.
6.625% due 02/01/2005	290	303
7.250% due 10/15/2006	1,500	1,609
News America Holdings
7.430% due 10/01/2026	18,500	21,725
Norfolk Southern Corp.
7.050% due 05/01/2037	20,975	23,915
PanAmSat Corp.
6.125% due 01/15/2005	11,920	12,188
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,528
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,126
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,876
Raytheon Co.
5.700% due 11/01/2003	16,848	16,884
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,259
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,428
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,241
United Airlines, Inc.
1.360% due 03/02/2004 (a)	9,311	7,309
Waste Management, Inc.
6.375% due 12/01/2003	12,165	12,250
7.000% due 10/01/2004	500	524
Xerox Capital Europe PLC
5.875% due 05/15/2004	5,000	5,050
Xerox Corp.
5.500% due 11/15/2003	1,600	1,604

		248,228

Utilities 4.1%
AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,257
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,781
British Telecom PLC
2.435% due 12/15/2003 (a)	58,001	58,126
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,634
7.110% due 11/15/2038 (a)	1,500	1,505
Edison International, Inc.
6.875% due 09/15/2004	1,665	1,702
Entergy Gulf States, Inc.
8.250% due 04/01/2004	13,060	13,482
1.960% due 06/18/2007 (a)	7,450	7,472
5.200% due 12/03/2007	1,150	1,183
Niagara Mohawk Power Co.
8.000% due 06/01/2004	50	52
Ohio Edison Co.
4.000% due 05/01/2008	8,335	8,248
Pacific Gas& Electric Co.
7.958% due 10/31/2049 (a)	1,900	1,924
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	5,000	5,001
3.750% due 02/15/2006	4,500	4,582
Potomac Electric Power
6.500% due 09/15/2005	1,500	1,628
Progress Energy, Inc.
6.550% due 03/01/2004	9,591	9,785
PSE&G Energy Holdings, Inc.
9.125% due 02/10/2004	1,580	1,604
Southern California Edison Co.
5.875% due 09/01/2004	6,600	6,782
Sprint Capital Corp.
5.700% due 11/15/2003	$19,655	$19,720
5.875% due 05/01/2004	14,680	14,977
United Telephone Co. of Florida
7.250% due 12/15/2004	2,000	2,119
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,248
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	7,600	2,527

		188,339

Total Corporate Bonds & Notes (Cost $732,229)		738,084

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	24,100	24,187

Total Municipal Bonds & Notes (Cost $24,151)		24,187

U.S. GOVERNMENT AGENCIES 0.8%
Federal Home Loan Bank
3.125% due 11/14/2003	500	502
Freddie Mac
4.050% due 06/21/2005	21,300	21,749
4.450% due 07/28/2005	15,000	15,160
4.250% due 03/22/2006	1,400	1,419

Total U.S. Government Agencies (Cost $39,015)		38,830

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	1,219	1,341
3.625% due 01/15/2008	73,555	82,554
3.875% due 01/15/2009	7,087	8,097
U.S.Treasury Note
1.625% due 09/30/2005	91,900	92,202

Total U.S. Treasury Obligations (Cost $183,713)		184,194

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.6%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	3,880	3,840
Bank of America Mortgage Securities, Inc.
6.341% due 07/25/2032 (a)	4,657	4,767
5.753% due 10/20/2032 (a)	13,478	13,782
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	2,076	2,073
5.351% due 10/25/2032 (a)	1,201	1,239
Countrywide Home Loans
6.500% due 07/25/2013	266	267
6.050% due 04/25/2029	846	850
4.994% due 09/19/2032 (a)	6,427	6,495
Credit-Based Asset Servicing & Securitization LLC
1.450% due 01/25/2032 (a)	497	498
CS First Boston Mortgage Securities Corp.
2.000% due 03/25/2032 (a)	702	698
1.510% due 05/25/2032 (a)	7,440	7,447
1.886% due 08/25/2033 (a)	28,225	27,810
Fannie Mae
6.000% due 02/25/2008	190	196
1.710% due 10/25/2017 (a)	1,363	1,374
8.922% due 06/25/2032 (a)	3,060	3,527
6.500% due 10/25/2042	4,552	4,840
Federal Housing Administration
7.435% due 02/01/2019	350	351
7.350% due 04/01/2019	841	846

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	61

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

FFCA Secured Lending Corp.
7.850% due 10/18/2017	$1,000	$1,089
First Republic Mortgage Loan Trust
1.430% due 06/25/2030 (a)	2,669	2,673
1.470% due 11/15/2031	2,068	2,070
1.420% due 08/15/2032 (a)	31,248	30,871
Freddie Mac
5.000% due 07/15/2021	1,529	1,530
5.625% due 07/15/2028	2,709	2,740
5.750% due 06/15/2029	3,542	3,595
5.750% due 05/15/2031	7,104	7,168
6.500% due 07/25/2043 (l)	1,100	1,171
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,083
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (l)	20,949	20,643
Impac CMB Trust
1.400% due 11/25/2031 (a)	1,719	1,722
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031	4,669	4,666
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,045	4,105
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	10,000	10,024
MLCC Mortgage Investors, Inc.
1.500% due 03/15/2025 (a)	2,293	2,296
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	1,181	1,210
7.500% due 02/25/2031	8	8
Prudential Home Mortgage Securities
6.950% due 11/25/2022	136	136
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	150	150
6.500% due 03/25/2032	1,658	1,686
Resolution Trust Corp.
5.101% due 05/25/2029 (a)	207	207
Sequoia Mortgage Trust
1.490% due 10/20/2027 (a)	15,063	15,148
1.450% due 06/20/2032 (a)	818	814
1.460% due 07/20/2033 (a)	15,823	15,732
Small Business Administration
7.540% due 08/10/2009	1,075	1,202
Structured Asset Mortgage Investments, Inc.
1.440% due 09/19/2032 (a)	899	895
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	3,040	3,097
6.142% due 02/25/2032 (a)	3,485	3,595
1.610% due 07/25/2032 (a)	8,580	8,606
1.620% due 07/25/2032 (a)	1,696	1,703
6.150% due 07/25/2032 (a)	8,701	8,858
1.400% due 01/25/2033 (a)	18,677	18,644
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,212	1,278
Wachovia Bank Commercial Mortgage Trust
1.310% due 06/15/2013 (a)	13,775	13,727
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	633	635
5.195% due 10/25/2032 (a)	9,958	10,116
5.450% due 02/25/2033 (a)	7,708	7,920
1.510% due 08/25/2033 (a)	3,607	3,601
6.002% due 10/19/2039 (a)	452	452
6.044% due 10/19/2039 (a)	2,529	2,546
3.859% due 01/25/2041 (a)	654	653
Wells Fargo Mortgage-Backed Securities Trust
6.541% due 10/25/2031 (a)	1,816	1,822
5.933% due 01/25/2032	532	531

		303,318

Fannie Mae 5.7%
3.380% due 05/01/2021 (a)	336	341
3.460% due 02/01/2018-04/01/2029 (a)(d)	635	643
3.530% due 01/01/2029 (a)	71	72
3.890% due 05/01/2036 (a)	41,839	42,445
4.000% due 08/01/2029 (a)	$7,133	$7,415
4.230% due 11/01/2025 (a)	75	76
4.274% due 05/01/2036 (a)	552	565
5.430% due 01/01/2032 (a)	4,800	4,959
5.500% due 06/01/2016-06/01/2018 (d)	171,314	177,418
5.601% due 12/01/2040 (a)	4,519	4,696
5.828% due 07/01/2029 (a)	1,480	1,536
6.000% due 01/01/2004-06/01/2017 (d)	22,169	23,148
6.500% due 12/01/2003	20	20
7.000% due 01/01/2005-03/01/2013 (d)	286	296

		263,630

Freddie Mac 0.6%
1.510% due 06/15/2031 (a)	2,572	2,595
5.712% due 11/01/2031 (a)	10,708	10,952
6.500% due 08/01/2032	11,867	12,394

		25,941

Government National Mortgage Association 1.5%
3.250% due 06/20/2029-05/20/2030 (a)(d)	12,594	12,637
4.000% due 08/20/2029-02/20/2032 (a)(d)	21,168	21,214
4.250% due 03/20/2029-03/20/2030 (a)(d)	5,876	5,989
4.375% due 02/20/2024 (a)	3,695	3,773
4.380% due 04/20/2025-06/20/2027 (a)(d)	4,367	4,482
4.500% due 04/20/2030 (a)	5,966	6,038
5.630% due 11/20/2026-10/20/2027 (a)(d)	4,412	4,594
5.750% due 09/20/2023-09/20/2027 (a)(d)	2,557	2,615
6.000% due 01/15/2032-03/15/2032 (d)	6,462	6,721
8.000% due 07/15/2030-05/15/2032 (d)	1,495	1,616
8.500% due 06/20/2027	1,117	1,207

		70,886

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	304	32
Freddie Mac (IO)
6.500% due 11/15/2007	832	27
6.500% due 12/15/2021	142	1
7.000% due 05/15/2023	516	13

		73

Total Mortgage-Backed Securities (Cost $664,670)		663,848

ASSET-BACKED SECURITIES 6.8%
Advanta Revolving Home Equity Loan Trust
1.490% due 01/25/2024 (a)	66	66
American Residential Eagle Trust
1.450% due 07/25/2029 (a)	276	277
Ameriquest Mortgage Securities, Inc.
1.862% due 11/25/2019	5,855	5,863
1.520% due 02/25/2033 (a)	5,587	5,597
1.520% due 03/25/2033 (a)	3,928	3,935
Amortizing Residential Collateral Trust
1.460% due 10/25/2031 (a)	7,875	7,878
1.400% due 07/25/2032 (a)	588	587
1.320% due 11/25/2032 (a)	2,201	2,203
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	4,500	4,512
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.370% due 08/21/2030 (a)	575	574
Bayview Financial Acquisition Trust
1.570% due 08/28/2034 (a)	$4,510	$4,522
Bear Stearns Asset-Backed Securities, Inc.
1.440% due 10/25/2032 (a)	7,317	7,329
1.560% due 07/25/2033 (a)	15,208	15,244
Brazos Student Loan Finance Co.
1.909% due 06/01/2023 (a)	11,562	11,693
Capital Asset Research Funding LP
6.400% due 12/15/2004	674	684
5.905% due 12/15/2005 (l)	164	163
Centex Home Equity Loan Trust
1.430% due 09/26/2033 (a)	10,650	10,532
Chase Funding Loan Acquisition Trust
1.360% due 07/25/2030 (a)	4,459	4,460
1.470% due 07/25/2031 (a)	5,547	5,557
Chase Funding Mortgage Loan Asset-Backed Certificates
1.340% due 10/25/2030 (a)	518	519
CIT Group Home Equity Loan Trust
1.380% due 06/25/2033 (a)	805	806
Comcast Cable Communications
2.245% due 11/30/2006	5,000	4,981
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	907	922
Countrywide Asset-Backed Certificates
1.220% due 06/25/2021 (a)	2,730	2,732
Countrywide Home Equity Loan Trust
1.360% due 08/15/2025 (a)	277	276
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	807	808
1.460% due 02/25/2032 (a)	3,077	3,083
1.550% due 08/25/2032 (a)	7,789	7,807
Delta Funding Home Equity Loan Trust
1.530% due 09/15/2029 (a)	327	327
EQCC Home Equity Loan Trust
7.067% due 11/25/2024	1,220	1,238
Financial Asset Securities Corp. AAA Trust
1.240% due 09/25/2033 (a)	9,349	9,235
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.460% due 09/25/2032 (a)	18,248	18,271
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	8,165	8,169
GMAC Mortgage Corp. Loan Trust
1.400% due 06/18/2027 (a)	465	465
Green Tree Home Improvement Loan Trust
1.290% due 08/15/2029 (a)	938	938
GSAMP Trust
1.430% due 07/25/2032 (a)	2,962	2,960
HFC Home Equity Loan Asset-Backed Certificates
1.390% due 05/20/2031	867	867
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	6,555	6,567
Home Equity Mortgage Trust
1.510% due 09/25/2033 (a)	1,866	1,865
1.950% due 01/15/2034 (a)(l)	6,750	6,750
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	1,530	1,533
Irwin Home Equity Loan Trust
1.620% due 06/25/2028 (a)	7,716	7,614
1.400% due 06/25/2029 (a)	953	952
1.390% due 07/25/2032 (a)	4,039	4,037
Long Beach Mortgage Loan Trust
1.400% due 11/25/2009 (a)	5,479	5,487
1.470% due 03/25/2032	14,886	14,900
1.520% due 03/25/2033 (a)	8,606	8,619
Merrill Lynch Mortgage Investors, Inc.
1.440% due 05/25/2033 (a)	1,626	1,626
1.470% due 11/25/2033 (a)	2,096	2,097
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.420% due 08/25/2030 (a)	523	515
1.460% due 08/25/2033 (a)	14,021	14,025

62	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)		$5,919	$5,925
1.470% due 10/26/2031 (a)		3,551	3,553
1.440% due 07/25/2032 (a)		1,753	1,752
1.420% due 09/25/2032 (a)		5,896	5,891
New York City Tax Lien
5.590% due 09/10/2014		1,526	1,475
North Carolina State Education Authority
1.500% due 06/01/2009 (a)		3,347	3,346
Ocwen Mortgage Loan Asset Backed Certificates
1.420% due 10/25/2029 (a)		5,348	5,356
Option One Mortgage Loan Trust
1.390% due 06/25/2032 (a)		995	995
1.380% due 08/25/2032 (a)		5,508	5,499
Regions Auto Receivables Trust
1.940% due 11/15/2004		10,954	10,975
Renaissance Home Equity Loan Trust
1.540% due 08/25/2033 (a)		7,493	7,517
Residential Asset Securities Corp.
1.230% due 05/25/2017 (a)		647	648
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 12/15/2029 (a)		1,946	1,948
1.450% due 12/25/2029 (a)		399	395
1.420% due 03/25/2032 (a)		1,608	1,607
Saxon Asset Securities Trust
1.520% due 12/25/2032 (a)		6,973	6,985
Specialty Underwriting & Residential Finance
1.440% due 01/25/2034 (a)		6,385	6,381
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		752	760
Terwin Mortgage Trust
1.690% due 06/25/2033 (a)		10,716	10,749

Total Asset-Backed Securities (Cost $314,419)			314,424

SOVEREIGN ISSUES 1.5%
Republic of Brazil
2.125% due 04/15/2006 (a)		52,051	50,880
10.000% due 01/16/2007		7,360	7,901
11.500% due 03/12/2008		2,600	2,866
2.187% due 04/15/2009 (a)		5,435	4,885
8.000% due 04/15/2014		493	453

Total Sovereign Issues (Cost $62,230)			66,985

FOREIGN CURRENCY—DENOMINATED ISSUES (j)(k) 0.1%
France Telecom S.A.
2.000% due 01/01/2004	EC	1,000	1,179
4.000% due 11/29/2005		2,000	2,353

Total Foreign Currency-Denominated Issues (Cost $3,484)			3,532

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
America Online, Inc.
0.000% due 12/06/2019		$19,330	11,928

Total Convertible Bonds & Notes (Cost $11,928)			11,928

SHORT-TERM INSTRUMENTS 55.6%
Commercial Paper 54.7%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		10,100	10,086
Danske Corp.
1.060% due 12/16/2003		40,000	39,908
1.060% due 12/19/2003		78,800	78,612
Fannie Mae
1.010% due 10/01/2003		$108,000	$108,000
1.050% due 10/01/2003		12,400	12,400
1.010% due 10/08/2003		58,700	58,689
5.150% due 10/15/2003		50,000	49,978
1.030% due 10/22/2003		151,050	150,959
1.055% due 11/05/2003		56,000	55,943
1.065% due 11/05/2003		100,000	99,896
1.070% due 11/12/2003		62,400	62,322
1.075% due 11/12/2003		32,600	32,559
1.010% due 11/18/2003		32,600	32,557
1.065% due 11/19/2003		100	100
1.070% due 11/26/2003		130,000	129,782
1.080% due 12/04/2003		100,000	99,808
1.045% due 12/10/2003		46,100	46,003
1.070% due 12/15/2003		10,100	10,077
1.075% due 12/16/2003		10,500	10,476
1.051% due 12/17/2003		79,300	79,116
1.080% due 02/02/2004		100,000	99,622
1.080% due 02/23/2004		216,800	215,840
1.137% due 03/03/2004		40,800	40,608
1.085% due 03/10/2004		40,000	39,803
1.080% due 03/17/2004		100,000	99,485
1.085% due 03/24/2004		100,000	99,463
Federal Home Loan Bank
1.010% due 10/01/2003		100,000	100,000
1.010% due 10/10/2003		200	200
1.014% due 10/22/2003		90,000	89,947
1.020% due 10/22/2003		27,200	27,184
1.045% due 10/29/2003		60,000	59,951
1.154% due 11/05/2003		50,000	49,944
Freddie Mac
1.135% due 10/29/2003		90,000	89,921
1.100% due 12/01/2003		50,000	49,909
General Electric Capital Corp.
1.090% due 12/09/2003		4,200	4,191
1.060% due 12/18/2003		12,600	12,570
HBOS Treasury Services PLC
1.030% due 10/03/2003		35,000	34,998
1.070% due 12/10/2003		30,000	29,937
Kraft Foods, Inc.
2.080% due 02/26/2004		2,070	2,070
2.080% due 02/27/2004		23,200	23,200
Royal Bank of Scotland PLC
1.020% due 10/16/2003		100	100
UBS Finance, Inc.
1.110% due 10/07/2003		81,000	80,986
Westpac Capital Corp.
1.020% due 11/07/2003		75,000	74,921
1.030% due 11/13/2003		20,000	19,975

			2,512,096

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.200% due 08/23/2004 valued at $9,159. Repurchase proceeds are $8,977.)		8,977	8,977

U.S. Treasury Bills 0.7%
1.009% due 12/04/2003-12/18/2003 (c)(d)(e)		33,915	33,836

Total Short-Term Instruments (Cost $2,554,985)			2,554,909

Total Investments 100.1% (Cost $4,590,824)			$4,600,921
Written Options (g) (0.2%) (Premiums $9,545)			(6,992)
Other Assets and Liabilities (Net) 0.1%			2,053

Net Assets 100.0%			$4,595,982

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $19,209 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.000 (03-2004)—Long	2,981	$(40)
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Long	3,979	(55)
Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	3,693
Eruibor Written Put Optioins
Strike @ 97.500 (03/2004)—Short	2,181	1,599
Euribor Written Put Options
Strike @ 97.000 (12/2004)—Short	4,098	1,200
Euribor Purchased Put Options
Strike @ 93.750 (12/2004)—Long	1,036	(15)
Euribor Purchased Put Options
Strike @ 94.000 (12/2004)—Long	2,864	(41)
Euribor Written Put Options
Strike @ 97.500 (12/2004)—Short	620	(275)
Euribor Purchased Put Optioins
Strike @ 95.000 (12/2004)—Long	620	(1)

Euribor March Futures (03/2005)—Long	260	(194)
Euribor June Futures (06/2005)—Long	93	(114)
Euribor September Futures (09/2005)—Long	93	(126)
Eurodollar December Futures (12/2004)—Long	300	187
U.S. Treasury 10-Year Note (12/2003) —Long	3,416	19,024
U.S. Treasury 10-Year Note (09/2004)—Short	87	(64)

		$24,778

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $2,496 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	63

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000 Exp. 03/15/2004	2,650	$1,697	$16
Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	247
Put—CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	463	612	32

		$7,231	$295

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty : Goldman Sachs & Co. Strike @ 7.000%* Exp. 01/07/2005	$55,750	$1,225	$357
Call—OTC 7-Year Interest Rate Swap
Counterparty : Goldman Sachs & Co. Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,714
Call—OTC Norfolk Souther Corp.
7.050% Due 05/01/2037
Strike @ 100.000 Exp. 05/07/2004	20,975	0	2,631
Call—OTC Nuveen California Performance Plus Municipal Fund
7.430% due 10/01/2026
Strike @ 100.000 Exp. 10/01/2006	18,500	0	995
Call 0 OTC AOL Time Warner, Inc.
0.000% due 12/01/2026 Strike @ 63.976 Exp. 12/06/2004	19,330	0	0

		$2,314	$6,697

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	$17,000	$24
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	21,100	32
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$7,500	$12
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	2,920	11
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	510	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	1,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/01/2004	9,870	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	700	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,400	15
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	11,500	131
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	58
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$1,000	$0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/01/2004	19,300	102
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,000	5
Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	2,000	11
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	2,000	7
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	2,000	14
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	925	157
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/03/2005	5,000	(486)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	7,900	274
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	5,000	(478)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004	20,975	(569)

64	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.430%.
Counterparty: Lehman Brothers, Inc. Exp. 10/12/2006	$18,500	$(2,104)

$(2,777)

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$29,984	$29,540
U.S. Treasury Note	6.500	02/15/2010	97,370	115,577	112,711
U.S. Treasury Note	5.000	02/15/2011	48,400	53,089	51,808
U.S. Treasury Note	4.250	08/15/2013	165,770	169,986	165,923

				$368,636	$359,982

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	6,864	11/2003	$61	$0	$61
Sell		7,041	11/2003	9	0	9
Sell		5,000	10/2003	0	(32)	(32)

				$70	$(32)	$38

(k)	Principal amount denoted in indicated currency:

EC—Euro

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $28,727, which is 0.63% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	65

Schedule of Investments

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.2%
Banking & Finance 4.4%
CIT Group, Inc.
5.625% due 05/17/2004	$1,900	$1,950
7.125% due 10/15/2004	2,000	2,114
Ford Motor Credit Co.
6.700% due 07/16/2004	3,400	3,517
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	5,800	5,803
3.140% due 03/04/2005 (a)	2,600	2,633
Korea Development Bank
6.625% due 11/21/2003	2,500	2,517
National Australia Bank Ltd.
1.755% due 05/19/2010 (a)	11,700	11,745
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	8,000	8,043
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	1,100	1,100
Popular North America, Inc.
2.755% due 10/15/2003 (a)	4,700	4,701
Studio RE Ltd.
6.210% due 07/07/2006 (a)	7,300	7,336
Trinom Ltd.
5.060% due 12/18/2004 (a)	1,200	1,207

		52,666

Industrials 0.3%
Air Canada
1.975% due 07/31/2005 (a)(b)	2,273	932
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)	1,100	1,101
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	418
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,048

		3,499

Utilities 1.5%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	11,400	11,434
Hydro-Quebec
1.250% due 09/29/2049 (a)	1,200	1,050
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,813
7.900% due 03/15/2005	1,500	1,621

		17,918

Total Corporate Bonds & Notes (Cost $75,352)		74,083

MUNICIPAL BONDS & NOTES 0.3%
California 0.3%
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,636

Total Municipal Bonds & Notes (Cost $3,682)		3,636

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (h)
3.625% due 01/15/2008 (c)	48,376	54,295
3.875% due 01/15/2009	449	513
3.500% due 01/15/2011	951	1,076

Total U.S. Treasury Obligations (Cost $54,078)		55,884

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 11.1%
Bank Mart
3.599% due 03/01/2019 (a)(d)(l)	1,907	1,903
Bear Stearns Adjustable Rate Mortgage Trust
6.156% due 12/25/2031 (a)(l)	$1,112	$1,113
6.147% due 01/25/2032 (a)	165	165
6.023% due 06/25/2032 (a)	1,521	1,554
5.377% due 01/25/2033 (a)	2,643	2,675
5.206% due 03/25/2033 (a)	3,344	3,448
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	1,647	1,669
CS First Boston Mortgage Securities Corp.
1.660% due 11/25/2031 (a)	2,162	2,169
1.510% due 02/25/2032 (a)	2,161	2,188
2.003% due 03/25/2032 (a)	7,446	7,397
5.809% due 06/25/2032 (a)	887	901
6.188% due 06/25/2032 (a)	2,028	2,091
6.000% due 01/25/2033	2,698	2,718
Fannie Mae
6.263% due 04/25/2020 (a)	9	9
6.000% due 12/25/2028	1,841	1,868
1.520% due 11/25/2032 (a)	10,135	10,151
5.000% due 04/25/2033	10,589	10,839
Federal Home Loan Bank
6.000% due 08/15/2026	1,429	1,438
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	518	524
Freddie Mac
5.000% due 12/15/2013	363	363
5.500% due 11/15/2015	1,130	1,158
5.250% due 04/15/2026	993	997
5.700% due 02/15/2031	5,033	5,162
4.500% due 08/15/2031	25,657	25,783
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	44	43
Government National Mortgage Association
1.520% due 09/20/2030 (a)	30	30
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	2,113	2,120
6.000% due 07/25/2032	298	299
Housing Securities, Inc.
1.810% due 07/25/2032 (a)(l)	94	93
Impac CMB Trust
1.520% due 07/25/2033 (a)	10,058	10,069
MASTR Asset Securitization Trust
5.375% due 10/25/2032	831	846
5.500% due 09/25/2033	5,217	5,294
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(l)	2,531	2,563
PNC Mortgage Securities Corp.
7.375% due 10/25/2030 (a)	178	181
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	31	31
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,765	3,827
Salomon Brothers Mortgage Securities VII, Inc.
5.158% due 12/25/2030 (a)	3,230	3,267
Structured Asset Mortgage Investments, Inc.
9.356% due 06/25/2029 (a)	3,663	3,889
Structured Asset Securities Corp.
1.410% due 10/25/2027 (a)	3,042	3,040
1.600% due 03/25/2031 (a)	1,625	1,639
4.289% due 09/25/2036 (a)	135	133
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	939	967
6.010% due 04/25/2031 (a)	647	647
3.268% due 02/27/2034 (a)	5,779	5,850

		133,111

Fannie Mae 7.8%
3.363% due 04/01/2018 (a)	76	77
3.460% due 05/01/2022 (a)	32	32
4.100% due 07/01/2018 (a)	338	343
4.306% due 11/01/2027 (a)	123	125
4.385% due 11/01/2028 (a)	173	176
4.407% due 07/01/2028 (a)	129	131
4.443% due 04/01/2028 (a)	$110	$112
4.444% due 11/01/2028 (a)	147	150
4.856% due 02/01/2027 (a)	17	17
4.917% due 12/01/2036 (a)	5,328	5,459
5.003% due 12/01/2023 (a)	10	10
5.218% due 09/01/2034 (a)	5,818	5,960
5.329% due 04/01/2033 (a)	3,757	3,850
5.609% due 08/01/2029 (a)	111	114
6.000% due 01/01/2016-10/15/2033 (e)	59,215	61,412
6.500% due 09/01/2005-01/01/2033 (e)	2,593	2,691
7.000% due 02/01/2015-03/01/2015 (e)	5,718	6,086
7.500% due 09/01/2015-05/01/2016 (e)	4,659	4,984
8.000% due 03/01/2030-07/01/2031 (e)	1,172	1,267

		92,996

Freddie Mac 2.3%
4.100% due 07/01/2019 (a)	1,327	1,361
4.172% due 12/01/2022 (a)	185	191
4.316% due 06/01/2022 (a)	137	141
6.000% due 03/01/2016-10/15/2033 (e)	23,189	23,972
6.500% due 08/01/2032	1,954	2,041
8.500% due 04/01/2025-06/01/2025 (e)	40	44

		27,750

Government National Mortgage Association 3.2%
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,069	1,096
4.380% due 05/20/2026-04/20/2027 (a)	2,081	2,135
5.375% due 03/20/2026 (a)	938	959
5.625% due 12/20/2022-12/20/2027 (a)(e)	1,607	1,672
5.750% due 07/20/2018-07/20/2027 (a)(e)	7,555	7,725
6.000% due 10/22/2033	23,000	23,891
8.000% due 04/20/2030	1,232	1,322

		38,800

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	28	3
6.500% due 03/25/2023	700	21

		24

Total Mortgage-Backed Securities (Cost $291,741)		292,681

ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
1.270% due 06/25/2028 (a)	2,243	2,234
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)	1,550	1,552
1.380% due 08/25/2032 (a)	3,197	3,193
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.360% due 08/21/2030 (a)	488	487
Countrywide Asset-Backed Certificates
1.340% due 05/25/2029 (a)	1,501	1,501
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)	2,713	2,711
Green Tree Financial Corp.
6.970% due 04/01/2031	1,009	1,022
Novastar Home Equity Loan
1.395% due 04/25/2028 (a)	742	741

Total Asset-Backed Securities (Cost $13,475)		13,441

66	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

SOVEREIGN ISSUES 0.6%
Republic of Brazil
2.125% due 04/15/2006 (a)		$3,960	$3,871
10.000% due 01/16/2007		3,000	3,220
2.187% due 04/15/2009 (a)		776	698

Total Sovereign Issues (Cost $7,533)			7,789

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.6%
Commonwealth of New Zealand
4.500% due 02/15/2016 (h)	N$	9,750	7,236

Total Foreign Currency-Denominated Issues (Cost $6,653)			7,236

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,024

Total Convertible Bonds & Notes (Cost $937)			1,024

PREFERRED SECURITY 0.1%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (a)		110	1,155

Total Preferred Security (Cost $1,103)			1,155

SHORT-TERM INSTRUMENTS 66.4%

	Principal Amount (000s)
Certificates of Deposit 2.7%
Wells Fargo Financial, Inc.
1.070% due 10/07/2003		$33,000	33,000

Commercial Paper 58.0%
Anz, Inc.
1.030% due 10/08/2003		27,200	27,195
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		6,200	6,191
Danske Corp.
1.030% due 10/15/2003		21,300	21,291
1.060% due 12/16/2003		10,000	9,977
Fannie Mae
1.050% due 10/01/2003		8,900	8,900
0.985% due 10/08/2003		41,700	41,692
1.000% due 10/15/2003		14,500	14,494
1.025% due 10/22/2003		30,800	30,782
1.045% due 10/29/2003		40,000	39,967
1.055% due 11/05/2003		4,000	3,996
1.067% due 11/05/2003		4,100	4,096
1.070% due 11/12/2003		3,600	3,596
0.985% due 11/19/2003		5,000	4,993
1.055% due 11/19/2003		19,300	19,272
1.075% due 12/03/2003		47,600	47,510
1.110% due 12/11/2003		35,000	34,925
1.080% due 12/15/2003		$12,100	$12,073
1.080% due 02/02/2004		6,500	6,475
1.080% due 02/18/2004		34,800	34,651
1.115% due 02/25/2004		20,000	19,910
1.137% due 03/03/2004		56,500	56,234
1.085% due 03/10/2004		24,500	24,379
1.080% due 03/17/2004		30,000	29,846
Federal Home Loan Bank
1.000% due 10/15/2003		20,000	19,992
1.020% due 10/22/2003		3,500	3,498
1.045% due 10/29/2003		3,000	2,998
1.150% due 10/29/2003		40,000	39,964
Freddie Mac
1.135% due 10/30/2003		40,000	39,963
General Electric Capital Corp.
1.030% due 11/13/2003		2,200	2,197
1.050% due 11/19/2003		7,000	6,990
1.060% due 12/18/2003		15,000	14,965
HBOS Treasury Services PLC
1.070% due 12/10/2003		27,500	27,442
1.105% due 01/23/2004		400	399
Kraft Foods, Inc.
1.940% due 02/27/2004		16,100	16,100
Republic of Italy
1.175% due 10/22/2003		10,700	10,693
Royal Bank of Scotland PLC
1.020% due 10/16/2003		8,400	8,396

			696,042

Repurchase Agreement 1.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 2.550% due 10/29/2004 valued at $14,419. Repurchase Proceeds are $14,135.)		14,135	14,135

U.S. Treasury Bills 4.5%

0.933% due 12/04/2003-12/18/2003 (c)(e)(f)		54,410	54,297

Total Short-Term Instruments (Cost $797,498)			797,474

Total Investments 104.4% (Cost $1,252,052)			$1,254,403
Written Options (g) (0.0%) (Premiums $382)			(72)
Other Assets and Liabilities (Net) (4.4%)			(53,267)

Net Assets 100.0%			$1,201,064

Notes to Schedule of Investments (amounts in thousands, except Number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $52,312 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	102	$217
Eurodollar September Futures
(09/2004)—Long	66	128
Eurodollar December Futures
(12/2004)—Long	33	48
Eurodollar March Futures
(03/2005)—Long	24	37
Eurodollar June Futures
(06/2005)—Long	23	36
Eurodollar September Futures
(09/2005)—Long	7	1
S & P 500 Index December Futures
(12/2003)—Long	2,565	(5,347)
United Kingdom 90-Day Libor
Futures (12/2003)—Long	6	(7)
United Kingdom 90-Day Libor
Futures (03/2004)—Long	3	(4)
United Kingdom 90-Day Libor
Futures (09/2004)—Long	76	(86)
United Kingdom 90-Day Libor
Futures (12/2004)—Long	70	(71)
U. S. Treasury 5-Year Note
(12/2003)—Long	33	52

		$(4,996)

(d)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30,2003	Value as Percentage of Net Assets

Bank Mart	07/07/1995	$1,912	$1,903	0.16%

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $17,723 as of September 30, 2003.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	301	$135	$15

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	67

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2003 (Unaudited)

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$52
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	10,700	138	5

		$247	$57

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Principal amount of security is adjusted for inflation.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$1,400	$4
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	12
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	6
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2004	376	0
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700%
Counterparty: J.P. Morgan Chase & Co. Exp. 04/03/2004	12	0

		$22

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	439	10/2003	$0	$(34)	$(34)
Buy	JY	135,824	10/2003	0	0	0
Sell	N$	11,567	10/2003	0	(321)	(321)
Sell		11,567	11/2003	0	(5)	(5)
Buy		11,567	10/2003	7	0	7

				$7	$(360)	$(353)

(k)	Principal amount denoted in indicated currency:

BP—British Pound

JY—Japanese Yen

N$—New Zealand Dollar

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $5,672, which is 0.47% of net assets.

68	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 1.0%
Banking & Finance 0.3%
CIT Group, Inc.
2.430% due 07/30/2004 (a)		$10	$10
2.610% due 01/31/2005 (a)		50	51
General Motors Acceptance Corp.
1.679% due 07/21/2004 (a)		20	20
3.140% due 03/04/2005 (a)		100	101

			182

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)		40	40
4.750% due 01/15/2008		30	31
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	11
Time Warner, Inc.
9.125% due 01/15/2013		30	38
Weyerhaeuser Co.
7.950% due 03/15/2025		30	35

			155

Utilities 0.5%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)		5	5
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		300	301
Sprint Capital Corp.
5.700% due 11/15/2003		10	10

			316

Total Corporate Bonds & Notes (Cost $641)			653

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004		100	100
Golden State Tobacco Securitization Corp. Revenue Bonds,
Series 2003
5.000% due 06/01/2021		30	30

			130

New Jersey 0.0%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019		40	37

Total Municipal Bonds & Notes (Cost $171)			167

U.S. TREASURY OBLIGATIONS 6.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		91	102
3.875% due 01/15/2009		135	154
3.000% due 07/15/2012		1,432	1,569
1.875% due 07/15/2013		2,003	1,992
3.625% due 04/15/2028		114	137

Total U.S. Treasury Obligations (Cost $3,916)			3,954

MORTGAGE-BACKED SECURITIES 7.4%
Collateralized Mortgage Obligations 4.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.373% due 01/25/2033 (a)		6	6
5.350% due 03/25/2033 (a)		32	33
Countrywide Alternative Loan Trust
4.750% due 01/25/2033		11	11
Countrywide Home Loans, Inc.
5.262% due 05/19/2032 (a)		3	3
CS First Boston Mortgage Securities Corp.
5.718% due 05/25/2032 (a)		15	15
6.000% due 01/25/2033		145	146
Fannie Mae
1.520% due 11/25/2032 (a)		$375	$376
5.000% due 04/25/2033		101	104
Freddie Mac
5.000% due 12/15/2013		15	15
5.625% due 07/15/2028		2	2
6.000% due 01/15/2029		7	7
5.700% due 02/15/2031		71	73
4.500% due 08/15/2031		965	969
GSR Mortgage Loan Trust
6.000% due 03/25/2032		16	16
6.000% due 07/25/2032		3	3
Impac CMB Trust
1.520% due 07/25/2033 (a)		462	463
MASTR Asset Securitization Trust
5.500% due 09/25/2033		92	93
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(h)		65	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		11	11
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2032		6	6
5.450% due 02/25/2033 (a)		22	23
3.363% due 02/27/2034 (a)		191	193

			2,634

Fannie Mae 2.7%
3.888% due 05/01/2036 (a)		38	39
4.963% due 12/01/2036 (a)		185	190
5.000% due 11/01/2017		500	512
5.250% due 09/01/2034 (a)		233	238
5.355% due 04/01/2033 (a)		137	140
6.000% due 11/01/2032-03/01/2033 (b)		573	591
6.500% due 05/01/2032-08/01/2032 (b)		33	34
7.000% due 09/01/2013		49	52
8.000% due 12/01/2030		19	21

			1,817

Freddie Mac 0.4%
4.180% due 02/01/2024 (a)		46	47
6.000% due 12/01/2032		89	92
6.500% due 08/01/2032		18	19
8.000% due 01/01/2017		105	115

			273

Government National Mortgage Association 0.3%
4.375% due 03/20/2027 (a)		17	17
6.000% due 10/22/2033		160	166
8.000% due 02/15/2030		7	8

			191

Total Mortgage-Backed Securities (Cost $4,899)			4,915

ASSET-BACKED SECURITIES 0.3%
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)		17	17
Centex Home Equity Loan Trust
5.770% due 11/25/2027		53	53
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)		134	134

Total Asset-Backed Securities (Cost $205)			204

SOVEREIGN ISSUES 0.1%
Republic of South Africa
7.375% due 04/25/2012		30	34
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $55)			55

FOREIGN CURRENCY - DENOMINATED ISSUES (f)(g) 0.0%
France Telecom S.A.
2.000% due 01/01/2004	EC	16	$19

Total Foreign Currency-Denominated Issues (Cost $16)			19

PURCHASED PUT OPTIONS 0.0%
	# of Contracts

Eurodollar December Futures (CME)
Strike @ 98.375 Exp. 12/15/2003		3	0
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/15/2004		4	0
S&P 500 Index December Futures (CME)
Strike @ 600.000 Exp. 12/19/2003		35	2

Total Purchased Put Options (Cost $2)			2

SHORT-TERM INSTRUMENTS 64.2%
	Principal Amount (000s)
Certificates of Deposit 3.0%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003		$1,000	1,000
1.060% due 10/23/2003		1,000	1,000

			2,000

Commercial Paper 52.7%
CBA Finance, Inc.
1.050% due 10/07/2003		700	700
Danske Corp.
1.065% due 11/12/2003		1,000	999
Fannie Mae
1.050% due 10/01/2003		1,200	1,200
1.010% due 10/08/2003		2,700	2,699
1.060% due 10/29/2003		2,000	1,998
1.040% due 11/21/2003		2,600	2,596
1.065% due 12/03/2003		1,000	998
1.075% due 12/03/2003		800	798
1.055% due 12/10/2003		1,600	1,597
1.110% due 12/11/2003		200	199
1.070% due 12/15/2003		400	399
1.010% due 12/24/2003		2,000	1,995
1.080% due 02/02/2004		1,000	998
1.080% due 02/18/2004		1,000	996
1.080% due 02/19/2004		1,000	996
1.080% due 02/23/2004		2,800	2,788
1.130% due 02/25/2004		200	199
1.095% due 03/24/2004		2,300	2,288
Federal Home Loan Bank
1.045% due 10/29/2003		4,000	3,997
1.140% due 11/07/2003		100	100
1.047% due 12/10/2003		200	200
General Electric Capital Corp.
1.060% due 12/18/2003		500	499
1.120% due 01/21/2004		1,000	997
HBOS Treasury Services PLC
1.070% due 12/10/2003		1,000	998
1.065% due 12/23/2003		500	499
Kraft Foods, Inc.
2.080% due 02/27/2004		200	199
Royal Bank of Scotland PLC
1.085% due 11/03/2003		1,000	999
Shell Finance
1.100% due 12/12/2003		1,000	998
Westpac Trust Securities Ltd.
1.030% due 01/28/2004		1,000	996

			34,925

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	69

Schedule of Investments (Cont.)

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.4000% due 09/17/2004 valued at $426. Repurchase proceeds are $417.)	$417	$417

U.S. Treasury Bills 7.9%
1.007% due 12/04/2003-12/18/2003 (b)(d)	5,240	5,228

Total Short-Term Instruments (Cost $42,571)		42,570

Total Investments 79.2% (Cost $52,476)		$52,539
Written Options (e) (0.0%) (Premiums $2)		(4)
Other Assets and Liabilities (Net) 20.8%		13,767

Net Assets 100.0%		$66,302

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $5,228 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Emini S&P 500 Index December Futures
(12/2003)—Long	51	$10
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	5	0
Euribor Purchased Put Options
Strike @ 96.125 (12/2003)—Long	2	0
Eurodollar March Futures
(03/2004)—Long	2	4
Eurodollar March Futures
(03/2005)—Long	2	1
Eurodollar June Futures
(06/2005)—Long	2	1
Eurodollar September Futures
(09/2005)—Long	2	1
Eurodollar December Futures
(12/2004)—Long	2	1
S&P 500 Index December Futures
(12/2003)—Long	199	(674)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	1	0
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	2	0
United Kingdom 90-Day LIBOR
Futures (09/2004)—Long	1	(1)
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	3	(3)
United Kingdom 90-Day LIBOR
Purchased Put Options
Strike @ 94.000 (03/2004)—Long	5	0
United Kingdom 90-Day LIBOR
Purchased Put Options Strike @
93.750 (06/2004)—Long	1	$0
United Kingdom 90-Day LIBOR
Purchased Put Options Strike @
92.500 (09/2004)—Long	6	0
U.S. Treasury 5-Year Note
(12/2003)—Long	12	41
U.S Treasury 10-Year Note
(12/2003)—Long	23	115

		$(504)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750
Exp. 12/15/2003	2	$1	$0
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	2	1	4

		$2	$4

(f)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	37	10/2003	$0	$(3)	$(3)
Sell	EC	27	11/2003	0	0	0
Buy	JY	5,295	10/2003	0	0	0
Sell		5,295	10/2003	0	0	0

				$0	$(3)	$(3)

(g)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66, which is 0.10% of net assets.

70	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 119.6%
Collateralized Mortgage Obligations 16.1%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	$3,000	$2,969
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	643	658
Bank of America Structural Security Trust
1.610% due 10/11/2033 (a)	1,000	977
Bank Trust Mortgage
5.700% due 12/01/2023 (g)	478	453
Countrywide Alternative Loan Trust
5.250% due 02/25/2033	1,265	1,272
CS First Boston Mortgage Securities Corp.
1.870% due 11/25/2031 (a)(g)	417	410
6.150% due 02/25/2032	1,096	1,103
1.117% due 03/25/2032 (a)	723	704
1.437% due 03/25/2032 (a)	702	698
2.860% due 03/25/2033 (a)(g)	1,012	995
1.886% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
6.900% due 08/25/2011	67	68
7.750% due 08/25/2022	80	88
2.125% due 04/25/2023 (a)	16	16
6.500% due 09/25/2023	252	276
7.000% due 09/25/2023	13	14
6.500% due 10/25/2023	217	239
1.450% due 02/25/2025 (a)	339	340
1.510% due 04/18/2028 (a)	34	34
6.000% due 08/25/2028	1,892	1,903
1.470% due 11/25/2032 (a)	1,206	1,211
Freddie Mac
6.000% due 06/15/2008	181	186
4.500% due 03/15/2021	12	12
3.500% due 12/15/2022	8	8
6.000% due 07/15/2023	485	485
6.500% due 12/15/2023	56	61
6.500% due 03/15/2024	130	132
8.000% due 06/15/2026	89	99
5.500% due 05/15/2027	161	162
Government National Mortgage Association
6.500% due 12/16/2028	8,858	8,948
1.320% due 02/16/2032 (a)	2,779	2,780
1.370% due 08/16/2032 (a)	4,903	4,909
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	279	280
6.000% due 07/25/2032	161	161
Mellon Residential Funding Corp.
4.214% due 07/25/2029 (a)	124	124
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	432	437
Norwest Asset Securities Corp.
6.250% due 01/25/2029	7	7
Prudential Home Mortgage Securities
6.750% due 09/25/2008	144	144
Sequoia Mortgage Trust
1.500% due 10/20/2027 (a)	913	918
1.460% due 05/20/2032 (a)	818	814
1.410% due 08/20/2032 (a)	857	861
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
6.250% due 04/25/2017	1,064	1,080
1.410% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.400% due 01/25/2033 (a)	545	544
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	99	99
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	647	647
5.530% due 07/25/2032 (a)	494	508

		44,205

Fannie Mae 64.1%
2.232% due 07/01/2011 (a)	$961	$964
2.284% due 07/01/2011 (a)	2,308	2,320
3.190% due 10/01/2011 (a)	958	955
3.500% due 04/01/2026 (a)	14	14
3.946% due 04/01/2007	1,660	1,628
5.000% due 10/20/2018	44,500	45,599
5.223% due 11/01/2018 (a)	20	21
5.500% due 05/01/2006-10/15/2033 (b)	24,335	24,929
5.750% due 01/01/2021 (a)	69	71
5.892% due 10/01/2028 (a)	22	23
6.000% due 10/15/2033	60,500	62,447
6.271% due 05/01/2023 (a)	63	64
6.500% due 04/01/2028-
10/15/2033 (b)	33,542	34,974
6.511% due 08/01/2026 (a)	42	44
7.500% due 06/01/2030-08/01/2031 (b)	1,955	2,086
9.000% due 01/01/2020	55	61

		176,200

Federal Housing Administration 1.5%
7.430% due 06/01/2019-10/25/2022 (b)	4,263	4,257

		4,257

Freddie Mac 22.0%
3.380% due 02/01/2018 (a)	112	114
5.000% due 10/15/2033	39,500	39,500
5.500% due 12/01/2017-02/01/2018 (b)	10,659	11,036
6.000% due 10/15/2033	9,000	9,301
6.077% due 05/01/2032 (a)	364	372
6.805% due 11/01/2028 (a)	28	29
6.870% due 07/01/2030 (a)	189	191
7.170% due 08/01/2025 (a)	48	51

		60,594

Government National Mortgage
Association 14.0%
4.375% due 03/20/2016-
03/20/2018 (a)(b)	353	363
5.000% due 10/22/2033	1,000	1,002
5.375% due 02/20/2017-03/20/2027 (a)	47	48
5.500% due 10/22/2033	12,000	12,304
5.625% due 12/20/2021-11/20/2023 (a)(b)	77	80
5.750% due 07/20/2022-08/20/2026 (a)(b)	197	202
6.000% due 11/13/2033 (a)	5,000	5,180
6.500% due 01/15/2029-12/15/2032 (b)	10,345	10,873
7.000% due 05/15/2032	7,800	8,298
7.500% due 05/15/2027-08/15/2027 (b)	20	22

		38,372

Stripped Mortgage-Backed Securities 1.9%
Ameriquest Mortgage Securities, Inc. (IO)
5.000% due 02/25/2006	76,515	5,082
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Fannie Mae (IO)
6.500% due 11/25/2022	424	7
Fannie Mae (PO)
0.000% due 07/25/2022	93	80

		5,203

Total Mortgage-Backed Securities (Cost $325,648)		328,831

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	$556	$557
Ameriquest Mortgage Securities, Inc.
1.430% due 05/15/2030 (a)	965	966
1.430% due 05/25/2032 (a)	838	839
1.530% due 03/25/2033 (a)	1,680	1,683
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)	370	371
1.410% due 07/25/2032 (a)	1,176	1,174
CDC Mortgage Capital Trust
1.410% due 08/25/2032 (a)	823	822
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	750	751
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.210% due 07/20/2018 (a)	2,000	2,001
1.390% due 06/25/2033 (a)	1,193	1,194
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	360	361
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	577	577
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
CS First Boston Mortgage Securities Corp.
1.760% due 08/25/2032 (a)	2,238	2,243
EMC Mortgage Loan Trust
1.860% due 08/25/2040 (a)	1,337	1,311
Fannie Mae
1.190% due 08/25/2023 (a)	2,975	2,977
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	2,330	2,331
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	588	588
Home Equity Mortgage Trust
1.370% due 04/25/2033 (a)	350	350
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	547	547
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
Long Beach Mortgage Loan Trust
1.440% due 05/25/2032 (a)	2,519	2,523
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	132	132
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	795	796
1.440% due 07/25/2032 (a)	1,169	1,168
1.530% due 11/25/2032 (a)	1,599	1,602
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)	12	12
Renaissance Home Equity Loan Trust
1.500% due 12/25/2032 (a)	1,942	1,944
1.560% due 08/25/2033 (a)	2,958	2,967
Residential Asset Mortgage Products, Inc.
1.820% due 04/25/2034 (a)	2,504	2,506
Specialty Underwriting & Residential Finance
1.450% due 01/25/2034 (a)	2,698	2,696
Structured Asset Securities Corp.
1.220% due 04/25/2033 (a)	2,548	2,536
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	2,715	2,724

Total Asset-Backed Securities (Cost $45,277)		45,282

PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
6.000% due 10/15/2033
Strike @ 90.859
Exp. 10/08/2003	13,000	0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	71

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 11/13/2033
Strike @ 95.000
Exp. 11/06/2003	$8,000	$0
6.500% due 11/13/2033
Strike @ 92.000
Exp. 11/06/2003	40,000	0
6.000% due 11/13/2033
Strike @ 83.453
Exp. 11/13/2003	26,000	0
Government National Mortgage Association (OTC)
6.000% due 11/13/2033
Strike @ 90.000
Exp. 11/12/2003	36,000	0

Total Purchased Put Options (Cost $14)		0

SHORT-TERM INSTRUMENTS 39.4%
Certificates of Deposit 2.9%
Wells Fargo Financial, Inc.
1.060% due 10/23/2003	8,000	8,000

Commercial Paper 34.0%
Danske Corp.
1.070% due 12/16/2003	8,000	7,982
Fannie Mae
1.060% due 12/15/2003	3,100	3,093
1.070% due 12/15/2003	11,100	11,075
1.050% due 12/17/2003	12,400	12,371
1.080% due 02/18/2004	8,000	7,966
1.080% due 02/19/2004	8,700	8,662
1.080% due 02/24/2004	2,000	1,991
1.130% due 02/25/2004	1,400	1,394
1.080% due 03/17/2004	6,000	5,969
1.095% due 03/24/2004	3,700	3,680
Federal Home Loan Bank
1.075% due 03/10/2004	8,000	7,961
General Electric Capital Corp.
1.060% due 12/10/2003	8,000	7,983
HBOS Treasury Services PLC
1.080% due 11/20/2003	1,250	1,248
Royal Bank of Scotland PLC
1.085% due 01/20/2004	2,200	2,193
Shell Finance
1.100% due 03/16/2004	6,200	6,168
Westpac Trust Securities NZ Ltd.
1.090% due 12/19/2003	3,800	3,791

		93,527

Repurchase Agreement 2.3%
State Street Bank
0.800% due 10/01/2003	6,350	6,350

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $6,479. Repurchase proceeds are $6,350.)
U.S. Treasury Bill 0.2% (c)
1.010% due 12/18/2003	$490	$489

Total Short-Term Instruments (Cost $108,371)		108,366

Total Investments 175.4% (Cost $479,310)		$482,479
Written Options (d) (0.0%) (Premiums $385)		(158)
Other Assets and Liabilities (Net) (75.4%)		(207,320)

Net Assets 100.0%		$275,001

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 6.000%*
Exp. 03/05/2004	$26,900	$205	$92
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 03/05/2004	26,900	180	66

		$385	$158

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$3,000	$(34)
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.560%.
Counterparty: Bear Stearns & Co., Inc. Exp. 04/01/2004	5,000	0
The Fund paid initial exchange amount of $900 and receives interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2027	3,000	0

		$(34)

(f)	Short sales open at September 30, 2003 were as follows:

Coupon Type	(%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$30,000	$30,010	$29,341
Fannie Mae	5.000	11/13/2033	16,000	15,950	15,905
Fannie Mae	5.500	11/01/2033	5,000	5,084	5,052
Government National Mortgage Association	7.000	10/22/2033	4,000	4,250	4,226
Government National Mortgage Association	5.000	11/19/2033	1,000	999	999

				$56,293	$55,523

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,858, which is 0.68% of net assets.

72	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(This Page Intentionally Left Blank)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	73

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

All Asset Fund
Class A
04/30/2003 - 09/30/2003 +	$11.39	$0.06	(a)	$0.52	(a)	$0.58	$(0.12)

Class B
04/30/2003 - 09/30/2003 +	11.39	0.03	(a)	0.51	(a)	0.54	(0.10)

Class C
04/30/2003 - 09/30/2003 +	11.39	0.03	(a)	0.50	(a)	0.53	(0.10)

CommodityRealReturn Strategy Fund
Class A
09/30/2003 +	$12.02	$0.85	(a)	$0.40	(a)	$1.25	$(0.06)

11/29/2002 - 03/31/2003	11.38	(2.36	)(a)	3.77	(a)	1.41	(0.77)

Class B
09/30/2003 +	12.00	0.78	(a)	0.42	(a)	1.20	(0.02)

11/29/2002 - 03/31/2003	11.38	(2.45	)(a)	3.83	(a)	1.38	(0.76)

Class C
09/30/2003 +	12.00	0.83	(a)	0.37	(a)	1.20	(0.03)

11/29/2002 - 03/31/2003	11.38	(2.53	)(a)	3.91	(a)	1.38	(0.76)

Diversified Income Fund
Class A
07/31/2003 - 09/30/2003 +	$10.00	$0.07	(a)	$0.43	(a)	$0.50	$(0.07)

Class B
07/31/2003 - 09/30/2003 +	10.00	0.06	(a)	0.43	(a)	0.49	(0.06)

Class C
07/31/2003 - 09/30/2003 +	10.00	0.06	(a)	0.43	(a)	0.49	(0.06)

Emerging Markets Bond Fund
Class A
09/30/2003 +	$10.05	$0.26	(a)	$1.06	(a)	$1.32	$(0.27)

03/31/2003	9.60	0.64	(a)	0.72	(a)	1.36	(0.66)

03/31/2002	8.40	0.69	(a)	1.75	(a)	2.44	(0.74)

03/31/2001	8.61	0.77	(a)	0.21	(a)	0.98	(0.79)

03/31/2000	7.51	0.84	(a)	1.10	(a)	1.94	(0.84)

03/31/1999	9.67	0.83	(a)	(2.11	)(a)	(1.28)	(0.83)

Class B
09/30/2003 +	10.05	0.22	(a)	1.06	(a)	1.28	(0.23)

03/31/2003	9.60	0.58	(a)	0.71	(a)	1.29	(0.59)

03/31/2002	8.40	0.64	(a)	1.74	(a)	2.38	(0.68)

03/31/2001	8.61	0.73	(a)	0.19	(a)	0.92	(0.73)

03/31/2000	7.51	0.77	(a)	1.11	(a)	1.88	(0.78)

03/31/1999	9.67	0.77	(a)	(2.11	)(a)	(1.34)	(0.77)

Class C
09/30/2003 +	10.05	0.22	(a)	1.06	(a)	1.28	(0.23)

03/31/2003	9.60	0.58	(a)	0.71	(a)	1.29	(0.59)

03/31/2002	8.40	0.61	(a)	1.77	(a)	2.38	(0.68)

03/31/2001	8.61	0.72	(a)	0.21	(a)	0.93	(0.74)

03/31/2000	7.51	0.78	(a)	1.10	(a)	1.88	(0.78)

03/31/1999	9.67	0.77	(a)	(2.11	)(a)	(1.34)	(0.77)

Foreign Bond Fund
Class A
09/30/2003 +	$10.70	$0.14	(a)	$(0.04	)(a)	$0.10	$(0.15)

03/31/2003	10.39	0.35	(a)	0.57	(a)	0.92	(0.24)

03/31/2002	10.32	0.43	(a)	0.09	(a)	0.52	(0.43)

03/31/2001	10.03	0.54	(a)	0.50	(a)	1.04	(0.54)

03/31/2000	10.63	0.59	(a)	(0.45	)(a)	0.14	(0.59)

03/31/1999	10.74	0.53	(a)	0.24	(a)	0.77	(0.53)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(c)	Ratio of expenses to average net assets excluding interest expense is 2.00%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.95%.

74	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

All Asset Fund
Class A
04/30/2003 - 09/30/2003 +	$0.00	$0.00	$(0.12)	$11.85	5.06%	$60,747	0.93	%*(h)	1.34	%*	67%

Class B
04/30/2003 - 09/30/2003 +	0.00	0.00	(0.10)	11.83	4.75	16,598	1.67	*(i)	0.56	*	67

Class C
04/30/2003 - 09/30/2003 +	0.00	0.00	(0.10)	11.82	4.68	48,752	1.67	*(i)	0.63	*	67

CommodityRealReturn Strategy Fund
Class A
09/30/2003 +	$0.00	$0.00	$(0.06)	$13.21	10.40%	$88,816	1.24	%*	13.42	%*	152%

11/29/2002 - 03/31/2003	0.00	0.00	(0.77)	12.02	12.64	22,380	1.24	*(e)	(55.21	)*	492

Class B
09/30/2003 +	0.00	0.00	(0.02)	13.18	10.04	20,384	1.99	*	12.38	*	152

11/29/2002 - 03/31/2003	0.00	0.00	(0.76)	12.00	12.44	5,858	1.99	*(f)	(57.66	)*	492

Class C
09/30/2003 +	0.00	0.00	(0.03)	13.17	10.02	56,009	1.99	*	13.07	*	152

11/29/2002 - 03/31/2003	0.00	0.00	(0.76)	12.00	12.42	9,258	1.99	*(g)	(59.69	)*	492

Diversified Income Fund
Class A
07/31/2003 - 09/30/2003 +	$0.00	$0.00	$(0.07)	$10.43	5.00%	$2,336	1.20	%*	4.14	%*	80%

Class B
07/31/2003 - 09/30/2003 +	0.00	0.00	(0.06)	10.43	4.89	571	1.95	*	3.59	*	80

Class C
07/31/2003 - 09/30/2003 +	0.00	0.00	(0.06)	10.43	4.89	1,808	1.95	*	3.83	*	80

Emerging Markets Bond Fund
Class A
09/30/2003 +	$0.00	$0.00	$(0.27)	$11.10	13.19%	$177,313	1.25	%*	4.80	%*	280%

03/31/2003	(0.25)	0.00	(0.91)	10.05	15.65	90,079	1.27	(b)	6.99		388

03/31/2002	(0.50)	0.00	(1.24)	9.60	30.88	15,589	1.27	(b)	7.47		620

03/31/2001	(0.40)	0.00	(1.19)	8.40	12.46	1,143	1.34	(b)	9.08		902

03/31/2000	0.00	0.00	(0.84)	8.61	27.39	316	1.29	(b)	10.59		328

03/31/1999	(0.05)	0.00	(0.88)	7.51	(12.90)	172	1.25		10.26		315

Class B
09/30/2003 +	0.00	0.00	(0.23)	11.10	12.77	58,644	2.00	*	4.11	*	280

03/31/2003	(0.25)	0.00	(0.84)	10.05	14.79	38,002	2.02	(c)	6.34		388

03/31/2002	(0.50)	0.00	(1.18)	9.60	29.93	10,844	2.04	(c)	6.99		620

03/31/2001	(0.40)	0.00	(1.13)	8.40	11.59	1,620	2.09	(c)	8.58		902

03/31/2000	0.00	0.00	(0.78)	8.61	26.43	1,168	2.04	(c)	9.57		328

03/31/1999	(0.05)	0.00	(0.82)	7.51	(13.58)	398	2.00		9.68		315

Class C
09/30/2003 +	0.00	0.00	(0.23)	11.10	12.77	97,426	2.00	*	4.06	*	280

03/31/2003	(0.25)	0.00	(0.84)	10.05	14.78	52,168	2.02	(c)	6.29		388

03/31/2002	(0.50)	0.00	(1.18)	9.60	29.91	12,580	2.00		6.62		620

03/31/2001	(0.40)	0.00	(1.14)	8.40	11.74	792	2.08	(c)	8.52		902

03/31/2000	0.00	0.00	(0.78)	8.61	26.49	249	2.04	(c)	9.87		328

03/31/1999	(0.05)	0.00	(0.82)	7.51	(13.57)	229	2.00		9.79		315

Foreign Bond Fund
Class A
09/30/2003 +	$0.00	$0.00	$(0.15)	$10.65	0.93%	$251,812	0.95	%*	2.55	%*	392%

03/31/2003	(0.25)	(0.12)	(0.61)	10.70	9.10	206,753	0.95		3.30		589

03/31/2002	(0.02)	0.00	(0.45)	10.39	5.21	112,047	0.96	(d)	4.12		434

03/31/2001	(0.21)	0.00	(0.75)	10.32	10.82	84,631	0.99	(d)	5.28		417

03/31/2000	(0.15)	0.00	(0.74)	10.03	1.50	54,299	1.19	(d)	5.75		330

03/31/1999	(0.35)	0.00	(0.88)	10.63	7.43	29,009	0.95		4.87		376

(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.
(g)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.
(h)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.
(i)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 1.65%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	75

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Foreign Bond Fund (Cont.)
Class B
09/30/2003 +	$10.70	$0.10	(a)	$(0.04	)(a)	$0.06	$(0.11)

03/31/2003	10.39	0.27	(a)	0.58	(a)	0.85	(0.19)

03/31/2002	10.32	0.35	(a)	0.10	(a)	0.45	(0.36)

03/31/2001	10.03	0.46	(a)	0.50	(a)	0.96	(0.46)

03/31/2000	10.63	0.51	(a)	(0.45	)(a)	0.06	(0.51)

03/31/1999	10.74	0.46	(a)	0.24	(a)	0.70	(0.46)

Class C
09/30/2003 +	10.70	0.10	(a)	(0.04	)(a)	0.06	(0.11)

03/31/2003	10.39	0.27	(a)	0.58	(a)	0.85	(0.19)

03/31/2002	10.32	0.35	(a)	0.10	(a)	0.45	(0.36)

03/31/2001	10.03	0.46	(a)	0.50	(a)	0.96	(0.46)

03/31/2000	10.63	0.51	(a)	(0.45	)(a)	0.06	(0.51)

03/31/1999	10.74	0.45	(a)	0.24	(a)	0.69	(0.45)

Global Bond Fund II
Class A
09/30/2003 +	$10.10	$0.11	(a)	$0.01	(a)	$0.12	$(0.13)

03/31/2003	9.42	0.35	(a)	0.69	(a)	1.04	(0.36)

03/31/2002	9.61	0.38	(a)	0.13	(a)	0.51	(0.39)

03/31/2001	9.41	0.52	(a)	0.50	(a)	1.02	(0.52)

03/31/2000	9.89	0.52	(a)	(0.46	)(a)	0.06	(0.52)

03/31/1999	9.92	0.48	(a)	0.06	(a)	0.54	(0.48)

Class B
09/30/2003 +	10.10	0.08	(a)	0.00	(a)	0.08	(0.09)

03/31/2003	9.42	0.28	(a)	0.69	(a)	0.97	(0.29)

03/31/2002	9.61	0.32	(a)	0.12	(a)	0.44	(0.32)

03/31/2001	9.41	0.45	(a)	0.50	(a)	0.95	(0.45)

03/31/2000	9.89	0.45	(a)	(0.46	)(a)	(0.01)	(0.45)

03/31/1999	9.92	0.41	(a)	0.06	(a)	0.47	(0.41)

Class C
09/30/2003 +	10.10	0.08	(a)	0.00	(a)	0.08	(0.09)

03/31/2003	9.42	0.28	(a)	0.69	(a)	0.97	(0.29)

03/31/2002	9.61	0.32	(a)	0.12	(a)	0.44	(0.32)

03/31/2001	9.41	0.45	(a)	0.50	(a)	0.95	(0.45)

03/31/2000	9.89	0.45	(a)	(0.46	)(a)	(0.01)	(0.45)

03/31/1999	9.92	0.41	(a)	0.06	(a)	0.47	(0.41)

GNMA Fund
Class A
09/30/2003 +	$11.05	$0.04	(a)	$0.11	(a)	$0.15	$(0.14)

03/31/2003	10.67	0.19	(a)	0.67	(a)	0.86	(0.23)

03/31/2002	10.44	0.25	(a)	0.56	(a)	0.81	(0.46)

11/30/2000 - 03/31/2001	10.13	0.21	(a)	0.31	(a)	0.52	(0.21)

Class B
09/30/2003 +	11.05	0.00	(a)	0.11	(a)	0.11	(0.10)

03/31/2003	10.67	0.10	(a)	0.68	(a)	0.78	(0.15)

05/31/2001 - 03/31/2002	10.43	0.12	(a)	0.51	(a)	0.63	(0.27)

Class C
09/30/2003 +	11.05	0.00	(a)	0.11	(a)	0.11	(0.10)

03/31/2003	10.67	0.10	(a)	0.68	(a)	0.78	(0.15)

05/31/2001 - 03/31/2002	10.43	0.13	(a)	0.50	(a)	0.63	(0.27)

High Yield Fund
Class A
09/30/2003 +	$8.90	$0.33	(a)	$0.52	(a)	$0.85	$(0.33)

03/31/2003	9.19	0.70	(a)	(0.28	)(a)	0.42	(0.71)

03/31/2002	9.88	0.74	(a)	(0.68	)(a)	0.06	(0.75)

03/31/2001	10.22	0.87	(a)	(0.34	)(a)	0.53	(0.87)

03/31/2000	11.23	0.89	(a)	(1.01	)(a)	(0.12)	(0.89)

03/31/1999	11.66	0.91	(a)	(0.43	)(a)	0.48	(0.91)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.70%.

76	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Foreign Bond Fund (Cont.)
Class B
09/30/2003 +	$0.00	$0.00	$(0.11)	$10.65	0.55%	$60,358	1.70	%*	1.82	%*	392%

03/31/2003	(0.25)	(0.10)	(0.54)	10.70	8.36	54,571	1.70		2.57		589

03/31/2002	(0.02)	0.00	(0.38)	10.39	4.42	34,602	1.71	(c)	3.38		434

03/31/2001	(0.21)	0.00	(0.67)	10.32	9.94	28,747	1.74	(c)	4.57		417

03/31/2000	(0.15)	0.00	(0.66)	10.03	0.72	24,402	1.91	(c)	5.00		330

03/31/1999	(0.35)	0.00	(0.81)	10.63	6.69	21,256	1.70		4.14		376

Class C
09/30/2003 +	0.00	0.00	(0.11)	10.65	0.55	115,463	1.70	*	1.80	*	392

03/31/2003	(0.25)	(0.10)	(0.54)	10.70	8.33	94,504	1.70		2.55		589

03/31/2002	(0.02)	0.00	(0.38)	10.39	4.42	47,725	1.71	(c)	3.37		434

03/31/2001	(0.21)	0.00	(0.67)	10.32	9.96	35,337	1.74	(c)	4.57		417

03/31/2000	(0.15)	0.00	(0.66)	10.03	0.73	30,214	1.91	(c)	5.01		330

03/31/1999	(0.35)	0.00	(0.80)	10.63	6.63	29,584	1.70		4.16		376

Global Bond Fund II
Class A
09/30/2003 +	$0.00	$0.00	$(0.13)	$10.09	1.18%	$27,787	0.95	%*	2.21	%*	279%

03/31/2003	0.00	0.00	(0.36)	10.10	11.25	21,667	0.97	(b)	3.50		413

03/31/2002	(0.31)	0.00	(0.70)	9.42	5.42	5,262	0.96	(b)	3.99		373

03/31/2001	(0.30)	0.00	(0.82)	9.61	11.43	2,747	0.98	(b)	5.46		422

03/31/2000	(0.02)	0.00	(0.54)	9.41	0.71	2,279	0.98	(b)	5.45		290

03/31/1999	(0.09)	0.00	(0.57)	9.89	5.65	2,728	0.95		5.07		236

Class B
09/30/2003 +	0.00	0.00	(0.09)	10.09	0.80	14,016	1.70	*	1.50	*	279

03/31/2003	0.00	0.00	(0.29)	10.10	10.42	13,538	1.72	(c)	2.90		413

03/31/2002	(0.31)	0.00	(0.63)	9.42	4.63	6,586	1.71	(c)	3.30		373

03/31/2001	(0.30)	0.00	(0.75)	9.61	10.60	5,243	1.73	(c)	4.73		422

03/31/2000	(0.02)	0.00	(0.47)	9.41	(0.05)	4,590	1.73	(c)	4.72		290

03/31/1999	(0.09)	0.00	(0.50)	9.89	4.85	4,909	1.70		4.16		236

Class C
09/30/2003 +	0.00	0.00	(0.09)	10.09	0.80	21,256	1.70	*	1.48	*	279

03/31/2003	0.00	0.00	(0.29)	10.10	10.42	18,317	1.72	(c)	2.87		413

03/31/2002	(0.31)	0.00	(0.63)	9.42	4.63	6,890	1.71	(c)	3.29		373

03/31/2001	(0.30)	0.00	(0.75)	9.61	10.60	5,208	1.73	(c)	4.75		422

03/31/2000	(0.02)	0.00	(0.47)	9.41	(0.05)	5,254	1.73	(c)	4.71		290

03/31/1999	(0.09)	0.00	(0.50)	9.89	4.82	5,863	1.70		4.16		236

GNMA Fund
Class A
09/30/2003 +	$0.00	$0.00	$(0.14)	$11.06	1.36%	$80,764	0.90	%*	0.80	%*	771%

03/31/2003	(0.25)	0.00	(0.48)	11.05	8.17	92,680	0.95	(g)	1.69		763

03/31/2002	(0.12)	0.00	(0.58)	10.67	7.92	31,836	1.01	(d)	2.32		1292

11/30/2000 - 03/31/2001	0.00	0.00	(0.21)	10.44	5.68	11	0.65	*(f)	6.11	*	808

Class B
09/30/2003 +	0.00	0.00	(0.10)	11.06	0.98	62,378	1.65	*	0.05	*	771

03/31/2003	(0.25)	0.00	(0.40)	11.05	7.35	68,749	1.70	(g)	0.92		763

05/31/2001 - 03/31/2002	(0.12)	0.00	(0.39)	10.67	6.62	13,063	1.76	*(e)	1.41	*	1292

Class C
09/30/2003 +	0.00	0.00	(0.10)	11.06	0.98	73,590	1.65	*	0.09	*	771

03/31/2003	(0.25)	0.00	(0.40)	11.05	7.35	89,530	1.70	(g)	0.93		763

05/31/2001 - 03/31/2002	(0.12)	0.00	(0.39)	10.67	6.66	17,521	1.76	*(e)	1.45	*	1292

High Yield Fund
Class A
09/30/2003 +	$0.00	$0.00	$(0.33)	$9.42	9.65%	$1,250,162	0.90	%*	7.04	%*	61%

03/31/2003	0.00	0.00	(0.71)	8.90	5.18	960,993	0.90		8.18		129

03/31/2002	0.00	0.00	(0.75)	9.19	0.67	539,679	0.90		7.83		96

03/31/2001	0.00	0.00	(0.87)	9.88	5.44	262,572	0.90		8.62		53

03/31/2000	0.00	0.00	(0.89)	10.22	(1.15)	187,039	0.90		8.23		39

03/31/1999	0.00	0.00	(0.91)	11.23	4.32	155,466	0.90		7.94		39

(d)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(f)	The accrual of expenses reflect Advisory fees of 0.25% and Administrative fees of 0.40%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	77

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

High Yield Fund (Cont.)
Class B
09/30/2003 +	$8.90	$0.29	(a)	$0.53	(a)	$0.82	$(0.30)

03/31/2003	9.19	0.64	(a)	(0.29	)(a)	0.35	(0.64)

03/31/2002	9.88	0.68	(a)	(0.69	)(a)	(0.01)	(0.68)

03/31/2001	10.22	0.79	(a)	(0.33	)(a)	0.46	(0.80)

03/31/2000	11.23	0.81	(a)	(1.01	)(a)	(0.20)	(0.81)

03/31/1999	11.66	0.82	(a)	(0.43	)(a)	0.39	(0.82)

Class C
09/30/2003 +	8.90	0.29	(a)	0.53	(a)	0.82	(0.30)

03/31/2003	9.19	0.64	(a)	(0.29	)(a)	0.35	(0.64)

03/31/2002	9.88	0.67	(a)	(0.68	)(a)	(0.01)	(0.68)

03/31/2001	10.22	0.79	(a)	(0.33	)(a)	0.46	(0.80)

03/31/2000	11.23	0.81	(a)	(1.01	)(a)	(0.20)	(0.81)

03/31/1999	11.66	0.82	(a)	(0.43	)(a)	0.39	(0.82)

Long-Term U.S. Government Fund
Class A
09/30/2003 +	$11.12	$0.19	(a)	$0.09	(a)	$0.28	$(0.19)

03/31/2003	9.96	0.43	(a)	1.64	(a)	2.07	(0.44)

03/31/2002	10.65	0.62	(a)	(0.39	)(a)	0.23	(0.62)

03/31/2001	9.79	0.34	(a)	1.09	(a)	1.43	(0.57)

03/31/2000	10.30	0.58	(a)	(0.51	)(a)	0.07	(0.58)

03/31/1999	10.57	0.59	(a)	0.20	(a)	0.79	(0.60)

Class B
09/30/2003 +	11.12	0.15	(a)	0.09	(a)	0.24	(0.15)

03/31/2003	9.96	0.34	(a)	1.64	(a)	1.98	(0.35)

03/31/2002	10.65	0.54	(a)	(0.39	)(a)	0.15	(0.54)

03/31/2001	9.79	0.65	(a)	0.71	(a)	1.36	(0.50)

03/31/2000	10.30	0.50	(a)	(0.50	)(a)	0.00	(0.51)

03/31/1999	10.57	0.51	(a)	0.20	(a)	0.71	(0.52)

Class C
09/30/2003 +	11.12	0.15	(a)	0.09	(a)	0.24	(0.15)

03/31/2003	9.96	0.34	(a)	1.64	(a)	1.98	(0.35)

03/31/2002	10.65	0.54	(a)	(0.39	)(a)	0.15	(0.54)

03/31/2001	9.79	0.92	(a)	0.44	(a)	1.36	(0.50)

03/31/2000	10.30	0.51	(a)	(0.51	)(a)	0.00	(0.51)

03/31/1999	10.57	0.50	(a)	0.21	(a)	0.71	(0.52)

Low Duration Fund
Class A
09/30/2003 +	$10.33	$0.08	(a)	$0.03	(a)	$0.11	$(0.11)

03/31/2003	10.06	0.30	(a)	0.45	(a)	0.75	(0.34)

03/31/2002	10.03	0.46	(a)	0.07	(a)	0.53	(0.49)

03/31/2001	9.81	0.60	(a)	0.25	(a)	0.85	(0.63)

03/31/2000	10.10	0.59	(a)	(0.29	)(a)	0.30	(0.59)

03/31/1999	10.18	0.60	(a)	(0.02	)(a)	0.58	(0.60)

Class B
09/30/2003 +	10.33	0.04	(a)	0.03	(a)	0.07	(0.07)

03/31/2003	10.06	0.22	(a)	0.45	(a)	0.67	(0.26)

03/31/2002	10.03	0.39	(a)	0.06	(a)	0.45	(0.41)

03/31/2001	9.81	0.53	(a)	0.24	(a)	0.77	(0.55)

03/31/2000	10.10	0.51	(a)	(0.29	)(a)	0.22	(0.51)

03/31/1999	10.18	0.52	(a)	(0.02	)(a)	0.50	(0.52)

Class C
09/30/2003 +	10.33	0.06	(a)	0.03	(a)	0.09	(0.09)

03/31/2003	10.06	0.24	(a)	0.46	(a)	0.70	(0.29)

03/31/2002	10.03	0.40	(a)	0.08	(a)	0.48	(0.44)

03/31/2001	9.81	0.55	(a)	0.25	(a)	0.80	(0.58)

03/31/2000	10.10	0.54	(a)	(0.29	)(a)	0.25	(0.54)

03/31/1999	10.18	0.55	(a)	(0.02	)(a)	0.53	(0.55)

+	Unaudited
*	Annualized

(a)	Per share amounts based on average number of shares outstanding during the period.

78	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

High Yield Fund (Cont.)
Class B
09/30/2003 +	$0.00	$(0.30)	$9.42	9.25%	$757,591	1.65	%*	6.30	%*	31%

03/31/2003	0.00	(0.64)	8.90	4.40	577,476	1.65		7.46		129

03/31/2002	0.00	(0.68)	9.19	(0.07)	447,674	1.65		7.14		96

03/31/2001	0.00	(0.80)	9.88	4.66	327,367	1.65		7.90		53

03/31/2000	0.00	(0.81)	10.22	(1.89)	303,333	1.65		7.48		39

03/31/1999	0.00	(0.82)	11.23	3.54	286,198	1.65		7.21		39

Class C
09/30/2003 +	0.00	(0.30)	9.42	9.25	1,141,907	1.65	*	6.29	*	61

03/31/2003	0.00	(0.64)	8.90	4.39	831,310	1.65		7.45		129

03/31/2002	0.00	(0.68)	9.19	(0.07)	537,595	1.65		7.13		96

03/31/2001	0.00	(0.80)	9.88	4.66	373,530	1.65		7.90		53

03/31/2000	0.00	(0.81)	10.22	(1.89)	341,953	1.65		7.49		39

03/31/1999	0.00	(0.82)	11.23	3.55	370,861	1.65		7.24		39

Long-Term U.S. Government Fund
Class A
09/30/2003 +	$0.00	$(0.19)	$11.21	2.54%	$149,276	0.91	%*(b)	3.36	%*	370%

03/31/2003	(0.47)	(0.91)	11.12	21.25	155,096	0.90		3.97		427

03/31/2002	(0.30)	(0.92)	9.96	2.11	110,780	0.92	(b)	5.89		682

03/31/2001	0.00	(0.57)	10.65	15.07	79,477	0.97	(b)	3.36		1046

03/31/2000	0.00	(0.58)	9.79	0.86	42,773	0.99	(b)	5.96		320

03/31/1999	(0.46)	(1.06)	10.30	7.34	29,809	1.34	(b)	5.33		364

Class B
09/30/2003 +	0.00	(0.15)	11.21	2.15	98,004	1.66	*(c)	2.62	*	370

03/31/2003	(0.47)	(0.82)	11.12	20.35	114,830	1.65		3.16		427

03/31/2002	(0.30)	(0.84)	9.96	1.35	67,302	1.67	(c)	5.14		682

03/31/2001	0.00	(0.50)	10.65	14.22	54,374	1.70	(c)	6.40		1046

03/31/2000	0.00	(0.51)	9.79	0.11	34,301	1.72	(c)	5.16		320

03/31/1999	(0.46)	(0.98)	10.30	6.51	37,946	2.13	(c)	4.53		364

Class C
09/30/2003 +	0.00	(0.15)	11.21	2.16	55,331	1.66	*(c)	2.62	*	370

03/31/2003	(0.47)	(0.82)	11.12	20.35	65,379	1.65		3.15		427

03/31/2002	(0.30)	(0.84)	9.96	1.33	41,830	1.67	(c)	5.14		682

03/31/2001	0.00	(0.50)	10.65	14.24	35,675	1.71	(c)	9.01		1046

03/31/2000	0.00	(0.51)	9.79	0.11	20,955	1.71	(c)	5.16		320

03/31/1999	(0.46)	(0.98)	10.30	6.52	31,653	2.16	(c)	4.50		364

Low Duration Fund
Class A
09/30/2003 +	$0.00	$(0.11)	$10.33	1.10%	$2,193,590	0.90	%*	1.60	%*	161%

03/31/2003	(0.14)	(0.48)	10.33	7.56	1,987,140	0.90		2.89		218

03/31/2002	(0.01)	(0.50)	10.06	5.41	829,238	0.90		4.51		569

03/31/2001	0.00	(0.63)	10.03	8.93	273,994	0.96	(b)	6.07		348

03/31/2000	0.00	(0.59)	9.81	3.07	235,413	0.98	(b)	5.91		82

03/31/1999	(0.06)	(0.66)	10.10	5.86	191,727	0.90		5.85		245

Class B
09/30/2003 +	0.00	(0.07)	10.33	0.72	614,626	1.65	*	0.86	*	161

03/31/2003	(0.14)	(0.40)	10.33	6.76	542,652	1.65		2.13		218

03/31/2002	(0.01)	(0.42)	10.06	4.63	203,092	1.65		3.87		569

03/31/2001	0.00	(0.55)	10.03	8.12	88,585	1.71	(c)	5.32		348

03/31/2000	0.00	(0.51)	9.81	2.30	73,121	1.73	(c)	5.16		82

03/31/1999	(0.06)	(0.58)	10.10	5.07	65,160	1.65		5.03		245

Class C
09/30/2003 +	0.00	(0.09)	10.33	0.85	1,386,219	1.40	*	1.10	*	161

03/31/2003	(0.14)	(0.43)	10.33	7.03	1,220,084	1.40		2.36		218

03/31/2002	(0.01)	(0.45)	10.06	4.89	429,436	1.40		3.99		569

03/31/2001	0.00	(0.58)	10.03	8.39	119,062	1.46	(d)	5.58		348

03/31/2000	0.00	(0.54)	9.81	2.55	110,447	1.48	(d)	5.42		82

03/31/1999	(0.06)	(0.61)	10.10	5.33	112,229	1.40		5.35		245

(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	79

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Money Market Fund
Class A
09/30/2003 +	$1.00	$0.00	(a)	$0.00	(a)	$0.00	$0.00

03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01	(0.01)

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03	(0.03)

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06	(0.06)

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

Class B
09/30/2003 +	1.00	0.00	(a)	0.00	(a)	0.00	0.00

03/31/2003	1.00	0.00	(a)	0.00	(a)	0.00	0.00

03/31/2002	1.00	0.02	(a)	0.00	(a)	0.02	(0.02)

03/31/2001	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

03/31/2000	1.00	0.04	(a)	0.00	(a)	0.04	(0.04)

03/31/1999	1.00	0.04	(a)	0.00	(a)	0.04	(0.04)

Class C
09/30/2003 +	1.00	0.00	(a)	0.00	(a)	0.00	0.00

03/31/2003	1.00	0.01	(a)	0.00	(a)	0.01	(0.01)

03/31/2002	1.00	0.03	(a)	0.00	(a)	0.03	(0.03)

03/31/2001	1.00	0.06	(a)	0.00	(a)	0.06	(0.06)

03/31/2000	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

03/31/1999	1.00	0.05	(a)	0.00	(a)	0.05	(0.05)

Real Return Fund
Class A
09/30/2003 +	$11.42	$0.21	(a)	$0.28	(a)	$0.49	$(0.22)

03/31/2003	10.29	0.44	(a)	1.32	(a)	1.76	(0.48)

03/31/2002	10.40	0.31	(a)	0.13	(a)	0.44	(0.45)

03/31/2001	9.92	0.71	(a)	0.61	(a)	1.32	(0.76)

03/31/2000	9.83	0.64	(a)	0.11	(a)	0.75	(0.64)

03/31/1999	9.77	0.43	(a)	0.14	(a)	0.57	(0.51)

Class B
09/30/2003 +	11.42	0.17	(a)	0.28	(a)	0.45	(0.18)

03/31/2003	10.29	0.36	(a)	1.31	(a)	1.67	(0.39)

03/31/2002	10.40	0.23	(a)	0.13	(a)	0.36	(0.37)

03/31/2001	9.92	0.64	(a)	0.60	(a)	1.24	(0.68)

03/31/2000	9.83	0.57	(a)	0.11	(a)	0.68	(0.57)

03/31/1999	9.77	0.37	(a)	0.12	(a)	0.49	(0.43)

Class C
09/30/2003 +	11.42	0.19	(a)	0.27	(a)	0.46	(0.19)

03/31/2003	10.29	0.38	(a)	1.32	(a)	1.70	(0.42)

03/31/2002	10.40	0.25	(a)	0.13	(a)	0.38	(0.39)

03/31/2001	9.92	0.68	(a)	0.59	(a)	1.27	(0.71)

03/31/2000	9.83	0.58	(a)	0.12	(a)	0.70	(0.59)

03/31/1999	9.77	0.44	(a)	0.08	(a)	0.52	(0.46)

Short-Term Fund
Class A
09/30/2003 +	$10.04	$0.06	(a)	$0.03	(a)	$0.09	$(0.07)

03/31/2003	10.00	0.24	(a)	0.07	(a)	0.31	(0.25)

03/31/2002	10.03	0.31	(a)	0.06	(a)	0.37	(0.38)

03/31/2001	9.95	0.60	(a)	0.10	(a)	0.70	(0.60)

03/31/2000	10.03	0.55	(a)	(0.09	)(a)	0.46	(0.54)

03/31/1999	10.06	0.53	(a)	(0.02	)(a)	0.51	(0.53)

Class B
09/30/2003 +	10.04	0.02	(a)	0.04	(a)	0.06	(0.04)

03/31/2003	10.00	0.16	(a)	0.08	(a)	0.24	(0.18)

03/31/2002	10.03	0.28	(a)	0.01	(a)	0.29	(0.30)

03/31/2001	9.95	0.53	(a)	0.10	(a)	0.63	(0.53)

03/31/2000	10.03	0.48	(a)	(0.09	)(a)	0.39	(0.47)

03/31/1999	10.06	0.45	(a)	(0.02	)(a)	0.43	(0.45)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.65%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.40%.

80	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Money Market Fund
Class A
09/30/2003 +	$0.00	$0.00	$1.00	0.26%	$94,191	0.65	%*	0.50	%*	N/A

03/31/2003	0.00	(0.01)	1.00	1.08	83,840	0.62	(e)	1.03		N/A

03/31/2002	0.00	(0.03)	1.00	2.65	46,077	0.60		2.59		N/A

03/31/2001	0.00	(0.06)	1.00	5.94	58,940	0.60		5.85		N/A

03/31/2000	0.00	(0.05)	1.00	4.92	101,734	0.60		4.90		N/A

03/31/1999	0.00	(0.05)	1.00	4.76	105,200	0.60		4.78		N/A

Class B
09/30/2003 +	0.00	0.00	1.00	0.03	80,268	1.10	*(g)	0.05	*	N/A

03/31/2003	0.00	0.00	1.00	0.25	82,262	1.43	(e)(f)	0.19		N/A

03/31/2002	0.00	(0.02)	1.00	1.73	39,283	1.50		1.63		N/A

03/31/2001	0.00	(0.05)	1.00	5.02	38,286	1.50		4.87		N/A

03/31/2000	0.00	(0.04)	1.00	3.99	25,507	1.50		4.05		N/A

03/31/1999	0.00	(0.04)	1.00	4.03	14,968	1.50		3.79		N/A

Class C
09/30/2003 +	0.00	0.00	1.00	0.26	109,914	0.65	*	0.51	*	N/A

03/31/2003	0.00	(0.01)	1.00	1.08	128,687	0.62	(e)	1.04		N/A

03/31/2002	0.00	(0.03)	1.00	2.65	80,530	0.60		2.71		N/A

03/31/2001	0.00	(0.06)	1.00	5.94	108,549	0.60		5.77		N/A

03/31/2000	0.00	(0.05)	1.00	4.95	99,475	0.60		4.78		N/A

03/31/1999	0.00	(0.05)	1.00	4.85	86,159	0.60		4.79		N/A

Real Return Fund
Class A
09/30/2003 +	$0.00	$(0.22)	$11.69	4.35%	$1,634,224	0.91	%*(b)	3.73	%*	150%

03/31/2003	(0.15)	(0.63)	11.42	17.46	1,482,474	0.91	(b)	3.96		191

03/31/2002	(0.10)	(0.55)	10.29	4.22	527,616	0.90		3.03		237

03/31/2001	(0.08)	(0.84)	10.40	13.97	95,899	0.94	(b)	7.03		202

03/31/2000	(0.02)	(0.66)	9.92	7.93	17,676	0.93	(b)	6.57		253

03/31/1999	0.00	(0.51)	9.83	5.99	6,250	0.92	(b)	4.40		438

Class B
09/30/2003 +	0.00	(0.18)	11.69	3.96	1,137,157	1.66	*(c)	2.96	*	150

03/31/2003	(0.15)	(0.54)	11.42	16.59	1,019,107	1.66	(c)	3.20		191

03/31/2002	(0.10)	(0.47)	10.29	3.44	367,369	1.65		2.17		237

03/31/2001	(0.08)	(0.76)	10.40	13.12	54,875	1.69	(c)	6.33		202

03/31/2000	(0.02)	(0.59)	9.92	7.16	11,463	1.68	(c)	5.82		253

03/31/1999	0.00	(0.43)	9.83	5.19	3,646	1.68	(c)	3.72		438

Class C
09/30/2003 +	0.00	(0.19)	11.69	4.09	1,613,298	1.41	*(d)	3.22	*	150

03/31/2003	(0.15)	(0.57)	11.42	16.88	1,464,288	1.41	(d)	3.43		191

03/31/2002	(0.10)	(0.49)	10.29	3.70	516,693	1.40		2.43		237

03/31/2001	(0.08)	(0.79)	10.40	13.42	81,407	1.44	(d)	6.69		202

03/31/2000	(0.02)	(0.61)	9.92	7.40	17,336	1.43	(d)	5.90		253

03/31/1999	0.00	(0.46)	9.83	5.46	2,534	1.43	(d)	4.49		438

Short-Term Fund
Class A
09/30/2003 +	$0.00	$(0.07)	$10.06	0.93%	$965,522	0.90	%*	1.16	%*	112%

03/31/2003	(0.02)	(0.27)	10.04	3.18	923,383	0.86	(e)	2.36		77

03/31/2002	(0.02)	(0.40)	10.00	3.68	756,465	0.92	(i)	3.04		131

03/31/2001	(0.02)	(0.62)	10.03	7.23	84,342	1.41	(i)	6.03		121

03/31/2000	0.00	(0.54)	9.95	4.76	75,671	1.03	(i)	5.45		38

03/31/1999	(0.01)	(0.54)	10.03	5.21	80,787	0.85		5.15		47

Class B
09/30/2003 +	0.00	(0.04)	10.06	0.55	38,775	1.65	*	0.40	*	112

03/31/2003	(0.02)	(0.20)	10.04	2.42	28,014	1.61	(e)	1.57		77

03/31/2002	(0.02)	(0.32)	10.00	2.93	11,277	1.74	(h)	2.80		131

03/31/2001	(0.02)	(0.55)	10.03	6.44	6,954	2.15	(h)	5.28		121

03/31/2000	0.00	(0.47)	9.95	4.00	6,694	1.80	(h)	4.77		38

03/31/1999	(0.01)	(0.46)	10.03	4.43	3,813	1.60		4.45		47

(e)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(f)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.
(g)	If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.55%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.60%
(i)	Ratio of expenses to average net assets excluding interest expense is 0.85%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	81

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Short-Term Fund (Cont.)
Class C
09/30/2003 +	$10.04	$0.04	(a)	$0.04	(a)	$0.08	$(0.06)

03/31/2003	10.00	0.20	(a)	0.08	(a)	0.28	(0.22)

03/31/2002	10.03	0.27	(a)	0.07	(a)	0.34	(0.35)

03/31/2001	9.95	0.57	(a)	0.10	(a)	0.67	(0.57)

03/31/2000	10.03	0.52	(a)	(0.09	)(a)	0.43	(0.51)

03/31/1999	10.06	0.50	(a)	(0.02	)(a)	0.48	(0.50)

StocksPLUS Fund
Class A
09/30/2003 +	$7.58	$0.96	(a)	$0.41	(a)	$1.37	$(0.13)

03/31/2003	9.97	(0.81	)(a)	(1.46	)(a)	(2.27)	(0.12)

03/31/2002	10.10	0.31	(a)	(0.22	)(a)	0.09	(0.22)

03/31/2001	14.06	(0.01	)(a)	(2.80	)(a)	(2.81)	(0.24)

03/31/2000	14.26	1.05	(a)	1.27	(a)	2.32	(1.04)

03/31/1999	14.06	0.93	(a)	1.29	(a)	2.22	(0.78)

Class B
09/30/2003 +	7.44	0.92	(a)	0.39	(a)	1.31	(0.11)

03/31/2003	9.83	(0.87	)(a)	(1.42	)(a)	(2.29)	(0.10)

03/31/2002	9.98	0.24	(a)	(0.22	)(a)	0.02	(0.17)

03/31/2001	13.96	(0.09	)(a)	(2.79	)(a)	(2.88)	(0.19)

03/31/2000	14.18	0.90	(a)	1.30	(a)	2.20	(0.94)

03/31/1999	14.01	0.84	(a)	1.26	(a)	2.10	(0.69)

Class C
09/30/2003 +	7.49	0.94	(a)	0.39	(a)	1.33	(0.11)

03/31/2003	9.88	(0.86	)(a)	(1.42	)(a)	(2.28)	(0.11)

03/31/2002	10.03	0.26	(a)	(0.22	)(a)	0.04	(0.19)

03/31/2001	14.00	(0.07	)(a)	(2.79	)(a)	(2.86)	(0.20)

03/31/2000	14.21	0.94	(a)	1.30	(a)	2.24	(0.97)

03/31/1999	14.03	0.86	(a)	1.28	(a)	2.14	(0.72)

StocksPLUS Total Return Fund
Class A
07/31/2003 - 09/30/2003 +	$10.75	$0.00	(a)	$0.18	(a)	$0.18	$(0.03)

Class B
07/31/2003 - 09/30/2003 +	10.75	(0.01	)(a)	0.16	(a)	0.15	(0.02)

Class C
07/31/2003 - 09/30/2003 +	10.75	(0.01	)(a)	0.16	(a)	0.15	(0.02)

Total Return Mortgage Fund
Class A
09/30/2003 +	$10.75	$0.04	(a)	$0.14	(a)	$0.18	$(0.12)

03/31/2003	10.35	0.21	(a)	0.72	(a)	0.93	(0.26)

03/31/2002	10.42	0.41	(a)	0.35	(a)	0.76	(0.43)

07/31/2000 - 03/31/2001	10.02	0.39	(a)	0.57	(a)	0.96	(0.38)

Class B
09/30/2003 +	10.75	0.00	(a)	0.14	(a)	0.14	(0.08)

03/31/2003	10.35	0.13	(a)	0.72	(a)	0.85	(0.18)

03/31/2002	10.42	0.31	(a)	0.43	(a)	0.74	(0.41)

07/31/2000 - 03/31/2001	10.02	0.34	(a)	0.59	(a)	0.93	(0.35)

Class C
09/30/2003 +	10.75	0.00	(a)	0.14	(a)	0.14	(0.08)

03/31/2003	10.35	0.13	(a)	0.72	(a)	0.85	(0.18)

03/31/2002	10.42	0.31	(a)	0.37	(a)	0.68	(0.35)

07/31/2000 - 03/31/2001	10.02	0.34	(a)	0.61	(a)	0.95	(0.37)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.55%.
(c)	Ratio of expenses to average net assets excluding interest expense is 1.15%.
(d)	Ratio of expenses to average net assets excluding interest expense is 1.05%.

82	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Short-Term Fund (Cont.)
Class C
09/30/2003 +	$0.00	$(0.06)	$10.06	0.77%	$454,836	1.20	%*	0.85	%*	112%

03/31/2003	(0.02)	(0.24)	10.04	2.87	408,817	1.16	(f)	2.03		77

03/31/2002	(0.02)	(0.37)	10.00	3.37	254,809	1.22	(c)	2.68		131

03/31/2001	(0.02)	(0.59)	10.03	6.91	23,961	1.70	(c)	5.72		121

03/31/2000	0.00	(0.51)	9.95	4.45	18,935	1.34	(c)	5.17		38

03/31/1999	(0.01)	(0.51)	10.03	4.91	15,589	1.15		4.92		47

Stocks PLUS Fund
Class A
09/30/2003 +	$0.00	$(0.13)	$8.82	18.08%	$92,545	1.05	%*	22.07	%*	119%

03/31/2003	0.00	(0.12)	7.58	(22.82)	78,753	1.05		(9.89)		282

03/31/2002	0.00	(0.22)	9.97	0.86	107,085	1.06	(d)	3.10		455

03/31/2001	(0.91)	(1.15)	10.10	(21.31)	108,332	1.05		(0.05)		270

03/31/2000	(1.48)	(2.52)	14.06	17.26	160,847	1.05		7.21		92

03/31/1999	(1.24)	(2.02)	14.26	17.07	148,748	1.05		6.66		81

Class B
09/30/2003 +	0.00	(0.11)	8.64	17.50	133,919	1.80	*	21.78	*	119

03/31/2003	0.00	(0.10)	7.44	(23.32)	116,047	1.80		(10.72)		282

03/31/2002	0.00	(0.17)	9.83	0.13	200,010	1.81	(e)	2.42		455

03/31/2001	(0.91)	(1.10)	9.98	(21.91)	240,913	1.80		(0.74)		270

03/31/2000	(1.48)	(2.42)	13.96	16.40	374,171	1.80		6.27		92

03/31/1999	(1.24)	(1.93)	14.18	16.21	281,930	1.80		6.05		81

Class C
09/30/2003 +	0.00	(0.11)	8.71	17.77	136,299	1.55	*	21.89	*	119

03/31/2003	0.00	(0.11)	7.49	(23.14)	116,803	1.55		(10.57)		282

03/31/2002	0.00	(0.19)	9.88	0.31	187,100	1.56	(b)	2.60		455

03/31/2001	(0.91)	(1.11)	10.03	(21.66)	207,945	1.55		(0.59)		270

03/31/2000	(1.48)	(2.45)	14.00	16.69	311,942	1.55		6.47		92

03/31/1999	(1.24)	(1.96)	14.21	16.48	245,088	1.55		6.19		81

Stocks PLUS Total Return Fund
Class A
07/31/2003 - 09/30/2003 +	$0.00	$(0.03)	$10.90	1.55%	$684	1.19	%*	0.25	%*	116%

Class B
07/31/2003 - 09/30/2003 +	0.00	(0.02)	10.88	1.30	305	1.94	*	(0.47	)*	116

Class C
07/31/2003 - 09/30/2003 +	0.00	(0.02)	10.88	1.32	454	1.94	*	(0.50	)*	116

Total Return Mortgage Fund
Class A
09/30/2003 +	$0.00	$(0.12)	$10.81	1.68%	$32,510	0.91	%*(g)	0.76	%*	576%

03/31/2003	(0.27)	(0.53)	10.75	9.04	33,435	0.90		1.94		844

03/31/2002	(0.40)	(0.83)	10.35	7.43	7,010	0.90		3.88		1193

07/31/2000 - 03/31/2001	(0.18)	(0.56)	10.42	10.58	769	0.90	*	5.68	*	848

Class B
09/30/2003 +	0.00	(0.08)	10.81	1.30	18,595	1.66	*(h)	0.00	*	576

03/31/2003	(0.27)	(0.45)	10.75	8.27	18,464	1.65		1.25		844

03/31/2002	(0.40)	(0.81)	10.35	6.61	5,787	1.65		2.92		1193

07/31/2000 - 03/31/2001	(0.18)	(0.53)	10.42	9.95	816	1.65	*	4.89	*	848

Class C
09/30/2003 +	0.00	(0.08)	10.81	1.30	32,232	1.66	*(h)	0.02	*	576

03/31/2003	(0.27)	(0.45)	10.75	8.23	36,233	1.65		1.21		844

03/31/2002	(0.40)	(0.75)	10.35	6.62	9,585	1.65		2.91		1193

07/31/2000 - 03/31/2001	(0.18)	(0.55)	10.42	9.94	1,908	1.65	*	4.94	*	848

(e)	Ratio of expenses to average net assets excluding interest expense is 1.80%.
(f)	Effective January 1, 2003, the administrative expense was increased to 0.40%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	83

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	All Asset Fund	Commodity- RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund II	GNMA Fund

Assets:
Investments, at value	$600,065	$672,899	$113,428	$1,269,998	$1,800,419	$202,787	$975,172
Cash	1,011	1	2,415	261	17	2,255	12,649
Foreign currency, at value	0	0	0	0	26,111	3,044	0
Receivable for investments sold	66,498	13,189	280	260,047	701,043	48,455	522,377
Unrealized appreciation on forward foreign currency contracts	0	0	20	223	428	31	0
Receivable for Fund shares sold	7,983	10,172	1,434	4,375	4,100	223	930
Interest and dividends receivable	932	5,307	2,016	14,827	26,603	2,573	825
Variation margin receivable	0	140	0	0	4,899	657	194
Swap premiums paid	0	0	0	138	7,458	1,826	316
Unrealized appreciation on swap agreements	0	0	11	1,677	17,030	1,691	0
Unrealized appreciation on forward volatility options	0	0	0	0	212	18	0
Other assets	0	0	0	0	0	4	0

	676,489	701,708	119,604	1,551,546	2,588,320	263,564	1,512,463

Liabilities:
Payable for investments purchased	$69,591	$152,282	$5,316	$525,663	$515,944	$33,630	$764,654
Unrealized depreciation on forward foreign currency contracts	0	0	19	291	18,702	1,616	0
Payable for short sale	0	13,518	0	0	442,289	47,585	378,486
Written options outstanding	0	0	0	0	13,082	1,391	142
Payable for Fund shares redeemed	317	309	103	1,771	2,880	705	28,107
Dividends payable	0	0	15	517	346	38	89
Interest payable	0	0	0	0	0	0	0
Accrued investment advisory fee	136	173	25	335	303	34	73
Accrued administration fee	59	123	17	349	396	48	100
Accrued distribution fee	32	31	1	93	112	21	0
Accrued servicing fee	23	35	0	86	116	12	126
Variation margin payable	0	0	0	0	427	7	0
Recoupment payable to Manager	9	6	0	0	0	0	0
Swap premiums received	0	0	0	1	10,508	1,278	0
Unrealized depreciation on swap agreements	0	0	5	0	18,866	1,667	92
Other liabilities	0	976	0	0	2,293	195	0
	70,167	167,453	5,501	529,106	1,026,264	88,227	1,171,869

Net Assets	$606,322	$534,255	$114,103	$1,022,440	$1,562,056	$175,337	$340,594

Net Assets Consist of:
Paid in capital	$592,185	$502,885	$112,251	$885,539	$1,488,599	$171,739	$337,251
Undistributed (overdistributed) net investment income	1,750	18,571	1	23,110	(100,970)	(8,667)	83
Accumulated undistributed net realized gain (loss)	1,327	0	196	78,628	19,765	(4)	752
Net unrealized appreciation (depreciation)	11,060	12,799	1,655	35,163	154,662	12,269	2,508

	$606,322	$534,255	$114,103	$1,022,440	$1,562,056	$175,337	$340,594

Net Assets:
Class A	$60,747	$88,816	$2,336	$177,313	$251,812	$27,787	$80,764
Class B	16,598	20,384	571	58,644	60,358	14,016	62,378
Class C	48,752	56,009	1,808	97,426	115,463	21,256	73,590
Other Classes	480,225	369,046	109,388	689,057	1,134,423	112,278	123,862

Shares Issued and Outstanding:
Class A	5,125	6,721	224	15,978	23,644	2,754	7,300
Class B	1,404	1,546	55	5,286	5,667	1,389	5,638
Class C	4,123	4,251	173	8,779	10,842	2,107	6,652

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A	$11.85	$13.21	$10.43	$11.10	$10.65	$10.09	$11.06
Class B	11.83	13.18	10.43	11.10	10.65	10.09	11.06
Class C	11.82	13.17	10.43	11.10	10.65	10.09	11.06

Cost of Investments Owned	$589,004	$660,261	$111,778	$1,236,450	$1,633,476	$190,178	$970,219

Cost of Foreign Currency Held	$0	$0	$0	$0	$25,959	$3,027	$0

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

84	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands, except per share amounts

	High Yield Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$7,422,894	$1,005,714	$15,593,013	$460,232	$10,404,796	$4,600,921	$1,254,403	$52,539	$482,479
Cash	5,368	1,500	25,394	5	764	13,124	1,859	0	527
Foreign currency, at value	29,060	0	14,612	0	1,824	10,045	1,172	79	0
Receivable for investments sold	120,677	235,151	265,822	0	917,761	360,160	182	14,534	238,220
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	30	70	7	0	0
Receivable for Fund shares sold	76,555	4,571	56,983	3,501	42,199	19,292	12,183	0	971
Interest and dividends receivable	147,411	8,151	52,678	651	94,857	13,412	2,149	45	844
Variation margin receivable	2,449	12,514	9,366	0	4,885	4,383	137	43	82
Swap premiums paid	1,885	0	1,498	0	517	0	0	0	1,019
Unrealized appreciation on swap agreements	1,598	0	1,151	0	1,040	860	22	0	0
Unrealized appreciation on forward volatility options	0	0	0	0	0	0	0	0	0
Other assets	0	262	0	0	0	20	0	0	0

	7,807,897	1,267,863	16,020,517	464,389	11,468,673	5,022,287	1,272,114	67,240	724,142

Liabilities:
Payable for investments purchased	$191,006	$292,810	$1,451,691	$0	$2,277,624	$24,635	$49,792	$357	$391,406
Unrealized depreciation on forward foreign currency contracts	3,766	0	594	0	2,257	32	360	3	0
Payable for short sale	0	148,650	0	0	824,331	368,636	0	0	56,293
Written options outstanding	16,059	4,331	716	0	636	6,992	72	4	158
Payable for Fund shares redeemed	16,710	1,763	89,499	5,698	30,897	17,637	3,630	13	998
Dividends payable	12,068	354	4,810	14	2,128	1,037	0	0	48
Interest payable	0	0	0	0	0	0	10,160
Accrued investment advisory fee	1,462	155	2,831	58	1,598	897	383	17	55
Accrued administration fee	1,874	190	2,797	124	2,073	959	284	9	78
Accrued distribution fee	1,230	139	988	13	1,377	202	211	0	2
Accrued servicing fee	686	58	938	33	993	331	74	0	69
Variation margin payable	0	7,486	0	0	521	0	5,850	534	0
Recoupment payable to Manager	0	0	0	0	2	0	0	1	0
Swap premiums received	19	0	15	0	1,866	491	0	0	0
Unrealized depreciation on swap agreements	1,823	0	2,437	0	2,273	3,637	0	0	34
Other liabilities	16	0	6	0	8,177	819	234	0	0
	246,719	455,936	1,557,322	5,940	3,156,753	426,305	71,050	938	449,141

Net Assets	$7,561,178	$811,927	$14,463,195	$458,449	$8,311,920	$4,595,982	$1,201,064	$66,302	$275,001

Net Assets Consist of:
Paid in capital	$7,963,621	$779,351	$14,295,985	$458,424	$7,658,173	$4,584,158	$1,536,168	$65,474	$270,126
Undistributed (overdistributed) net investment income	(24,366)	3,674	53,677	7	88,523	(3,938)	86,239	29	447
Accumulated undistributed net realized gain (loss)	(626,567)	(7,996)	20,734	18	130,844	(10,405)	(418,723)	1,243	1,836
Net unrealized appreciation (depreciation)	248,490	36,898	92,799	0	434,380	26,167	(2,620)	(444)	2,592

	$7,561,178	$811,927	$14,463,195	$458,449	$8,311,920	$4,595,982	$1,201,064	$66,302	$275,001

Net Assets:
Class A	$1,250,162	$149,276	$2,193,590	$94,191	$1,634,224	$965,522	$92,545	$684	$32,510
Class B	757,591	98,004	614,626	80,268	1,137,157	38,775	133,919	305	18,595
Class C	1,141,907	55,331	1,386,219	109,914	1,613,298	454,836	136,299	454	32,232
Other Classes	4,411,518	509,316	10,268,760	174,076	3,927,241	3,136,849	838,301	64,859	191,664

Shares Issued and Outstanding:
Class A	132,678	13,321	212,394	94,191	139,832	95,999	10,498	63	3,006
Class B	80,402	8,744	59,511	80,268	97,301	3,855	15,493	28	1,719
Class C	121,189	4,938	134,221	109,914	138,041	45,223	15,650	42	2,981

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A	$9.42	$11.21	$10.33	$1.00	$11.69	$10.06	$8.82	$10.90	$10.81
Class B	9.42	11.21	10.33	1.00	11.69	10.06	8.64	10.88	10.81
Class C	9.42	11.21	10.33	1.00	11.69	10.06	8.71	10.88	10.81

Cost of Investments Owned	$7,184,486	$983,768	$15,520,977	$460,232	$9,966,650	$4,590,824	$1,252,052	$52,476	$479,310

Cost of Foreign Currency Held	$28,748	$0	$14,025	$0	$1,806	$9,913	$1,125	$76	$0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	85

Statements of Operations

Amounts in thousands

	All Asset Fund	Commodity- RealReturn Strategy Fund	Diversified Income Fund	Emerging Markets Bond Fund	Foreign Bond Fund	Global Bond Fund II	GNMA Fund
	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Period from July 31, 2003 to September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$0	$4,098	$343	$26,789	$28,580	$3,019	$3,075
Dividends	5,883	0	0	170	170	19	0
Miscellaneous income	10	14,283	5	1,611	(2,786)	(254)	0
Total Income	5,893	18,381	348	28,570	25,964	2,784	3,075
Expenses:
Investment advisory fees	379	603	27	2,071	1,841	217	462
Administration fees	189	437	18	2,164	2,408	307	646
Distribution fees - Class B	20	44	0	199	221	54	0
Distribution fees - Class C	52	89	1	316	408	78	0
Servicing fees - Class A	25	57	1	190	294	32	107
Servicing fees - Class B	7	15	0	67	74	18	340
Servicing fees - Class C	17	30	0	105	136	26	422
Distribution and/or servicing fees - Other Classes	12	28	0	212	262	0	9
Trustees’ fees	0	0	0	1	2	0	1
Organization costs	0	0	0	0	0	0	0
Interest expense	0	6	0	20	3	0	6
Miscellaneous expense	26	6	0	0	0	0	0

Total Expenses	727	1,315	47	5,345	5,649	732	1,993
Reimbursement by Manager	0	0	0	0	0	0	0

Net Expenses	727	1,315	47	5,345	5,649	732	1,993

Net Investment Income	5,166	17,066	301	23,225	20,315	2,052	1,082

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,498	157	217	77,790	17,379	1,135	1,279
Net realized gain (loss) on futures contracts, options and swaps	0	88	(1)	346	(39,157)	(3,512)	(351)
Net realized gain (loss) on foreign currency transactions	0	0	(20)	588	17,436	2,475	0
Net change in unrealized appreciation (depreciation) on investments	10,955	11,672	1,650	679	(17,159)	(2,567)	2,300
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	491	6	3,991	47,538	5,353	153
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	(1)	(300)	(32,122)	(2,932)	0
Net Gain (Loss)	12,453	12,408	1,851	83,094	(6,085)	(48)	3,381

Net Increase in Assets Resulting from Operations	$17,619	$29,474	$2,152	$106,319	$14,230	$2,004	$4,463

86	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands

	High Yield Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months September 30, 2003 (Unaudited)	Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)

Investment Income:
Interest, net of foreign taxes	$271,672	$18,789	$167,424	$2,688	$177,604	$41,889	$9,724	$219	$2,393
Dividends	2,774	0	213	0	8	0	29	0	0
Miscellaneous income	4,153	9	699	0	(124)	179	102,439	0	124
Total Income	278,599	18,798	168,336	2,688	177,488	42,068	112,192	219	2,517
Expenses:
Investment advisory fees	8,714	1,099	16,752	348	9,661	5,126	2,139	75	374
Administration fees	11,164	1,345	16,741	754	12,733	5,586	1,602	38	536
Distribution fees - Class B	2,620	410	2,198	286	4,079	118	487	0	0
Distribution fees - Class C	3,933	233	3,342	0	3,874	651	329	0	0
Servicing fees - Class A	1,461	195	2,713	50	1,930	1,225	113	0	43
Servicing fees - Class B	873	137	733	95	1,360	39	162	0	95
Servicing fees - Class C	1,311	78	1,671	57	1,937	542	164	0	178
Distribution and/or servicing fees Other Classes	1,184	220	1,177	12	1,627	616	413	0	175
Trustees’ fees	10	1	19	1	11	6	2	0	0
Organization costs	0	0	0	0	1	0	0	0	0
Interest expense	5	28	0	1	321	13	0	0	20
Miscellaneous expense	0	4	0	0	0	0	0	1	0

Total Expenses	31,275	3,750	45,346	1,604	37,534	13,922	5,411	114	1,421
Reimbursement by Manager	0	0	0	(168)	0	0	0	0	0

Net Expenses	31,275	3,750	45,346	1,436	37,534	13,922	5,411	114	1,421

Net Investment Income	247,324	15,048	122,990	1,252	139,954	28,146	106,781	105	1,096

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	99,069	(1,201)	34,770	15	99,912	(4,372)	(8)	(84)	1,965
Net realized gain (loss) on futures contracts, options and swaps	(24,971)	(15,038)	(13,035)	0	13,757	(23)	43,560	1,732	(45)
Net realized gain (loss) on foreign currency transactions	(4,739)	0	(1,101)	0	(3,373)	23	(302)	0	0
Net change in unrealized appreciation (depreciation) on investments	290,378	(5,574)	(11,984)	0	53,591	(4,372)	(525)	27	1,190
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	14,542	24,267	18,782	0	13,412	21,861	1,491	(577)	208
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(7,698)	0	1,299	0	(2,175)	194	(263)	0	0
Net Gain (Loss)	366,581	2,454	28,731	15	175,124	13,311	43,953	1,098	3,318

Net Increase in Assets Resulting from Operations	$613,905	$17,502	$151,721	$1,267	$315,078	$41,457	$150,734	$1,203	$4,414

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	87

Statements of Changes in Net Assets

Amounts in thousands

	All Asset Fund		CommodityRealReturn Strategy Fund		Diversified Income Fund
	Six Months Ended September 30, 2003 (Unaudited)	Period from July 31, 2002 to March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Period from June 28, 2002 to March 31, 2003	Period from July 31, 2003 to September 30, 2003 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,166	$1,547	$17,066	$837	$301
Net realized gain (loss)	1,498	574	245	4,132	196
Net capital gain distributions received from underlying Funds	0	60	0	0	0
Net change in unrealized appreciation (depreciation)	10,955	105	12,163	636	1,655

Net increase resulting from operations	17,619	2,286	29,474	5,605	2,152

Distributions to Shareholders:
From net investment income
Class A	(229)	0	(255)	(23)	(6)
Class B	(35)	0	(24)	(5)	(1)
Class C	(107)	0	(65)	(3)	(3)
Other Classes	(4,300)	(1,097)	(1,351)	(1,983)	(290)
From net realized capital gains
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Other Classes	0	0	0	0	0
Tax basis return of capital
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(4,671)	(1,097)	(1,695)	(2,014)	(300)

Fund Share Transactions:
Receipts for shares sold
Class A	61,998	0	70,599	29,294	2,316
Class B	18,197	0	14,651	7,302	559
Class C	50,146	0	49,370	11,268	1,777
Other Classes	418,907	174,182	302,291	213,151	107,524

Issued as reinvestment of distributions
Class A	135	0	170	23	3
Class B	27	0	16	5	1
Class C	61	0	48	3	2
Other Classes	4,046	1,056	1,163	1,925	279

Cost of shares redeemed
Class A	(2,052)	0	(9,140)	(5,153)	(25)
Class B	(1,825)	0	(1,289)	(1,029)	0
Class C	(2,086)	0	(5,297)	(1,340)	0
Other Classes	(106,826)	(23,791)	(48,453)	(126,693)	(185)

Net increase (decrease) resulting from Fund share transactions	440,728	151,457	374,129	128,756	112,251

Total Increase (Decrease) in Net Assets	453,676	152,646	401,908	132,347	114,103

Net Assets:
Beginning of period	152,646	0	132,347	0	0
End of period*	$606,322	$152,646	$534,255	$132,347	$114,103

* Including undistributed (overdistributed) net investment income of:	$1,750	$1,255	$18,571	$3,200	$1

88	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands

	Emerging Markets Bond Fund		Foreign Bond Fund		Global Bond Fund II		GNMA Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$23,225	$25,152	$20,315	$37,161	$2,052	$3,757	$1,082	$3,131
Net realized gain (loss)	78,724	26,871	(4,342)	(131,236)	98	(8,685)	928	10,127
Net capital gain distributions received from underlying Funds	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	4,370	20,864	(1,743)	186,695	(146)	14,759	2,453	183

Net increase resulting from operations	106,319	72,887	14,230	92,620	2,004	9,831	4,463	13,441

Distributions to Shareholders:
From net investment income
Class A	(3,662)	(2,515)	(3,245)	(3,528)	(328)	(364)	(1,075)	(1,388)
Class B	(1,097)	(1,287)	(595)	(749)	(129)	(261)	(597)	(609)
Class C	(1,719)	(1,508)	(1,090)	(1,151)	(185)	(344)	(740)	(806)
Other Classes	(16,713)	(19,853)	(16,813)	(19,762)	(1,663)	(2,788)	(1,910)	(1,354)
From net realized capital gains
Class A	0	(1,036)	0	(3,909)	0	0	0	(1,800)
Class B	0	(603)	0	(1,030)	0	0	0	(1,302)
Class C	0	(680)	0	(1,602)	0	0	0	(1,697)
Other Classes	0	(7,354)	0	(19,958)	0	0	0	(1,334)
Tax basis return of capital
Class A	0	0	0	(1,809)	0	0	0	0
Class B	0	0	0	(384)	0	0	0	0
Class C	0	0	0	(591)	0	0	0	0
Other Classes	0	0	0	(10,137)	0	0	0	0

Total Distributions	(23,191)	(34,836)	(21,743)	(64,610)	(2,305)	(3,757)	(4,322)	(10,290)

Fund Share Transactions:
Receipts for shares sold
Class A	154,496	146,811	132,597	170,812	14,559	22,718	21,194	120,790
Class B	33,178	27,273	14,193	25,795	3,852	8,025	9,965	64,558
Class C	61,727	47,124	41,378	58,676	7,829	15,103	16,850	86,218
Other Classes	695,955	583,226	396,386	592,206	6,183	55,470	91,024	96,270

Issued as reinvestment of distributions
Class A	2,433	2,291	2,589	7,545	246	256	846	2,570
Class B	731	1,160	428	1,614	84	175	404	1,296
Class C	1,173	1,570	838	2,751	129	253	544	1,937
Other Classes	14,773	25,302	15,537	46,438	1,607	2,643	1,698	2,319

Cost of shares redeemed
Class A	(81,050)	(79,530)	(88,909)	(87,807)	(8,542)	(7,200)	(34,026)	(63,535)
Class B	(17,743)	(3,531)	(8,525)	(8,563)	(3,423)	(1,847)	(16,732)	(10,475)
Class C	(24,260)	(11,616)	(20,643)	(16,339)	(4,967)	(4,723)	(33,294)	(16,604)
Other Classes	(652,435)	(282,898)	(248,322)	(269,479)	(10,398)	(13,242)	(69,494)	(35,570)

Net increase (decrease) resulting from Fund share transactions	188,978	457,182	237,547	523,649	7,159	77,631	(11,021)	249,774

Total Increase (Decrease) in Net Assets	272,106	495,233	230,034	551,659	6,858	83,705	(10,880)	252,925

Net Assets:
Beginning of period	750,334	255,101	1,332,022	780,363	168,479	84,774	351,474	98,549
End of period*	$1,022,440	$750,334	$1,562,056	$1,332,022	$175,337	$168,479	$340,594	$351,474

* Including undistributed (overdistributed) net investment income of:	$23,110	$23,076	$(100,970)	$(99,542)	$(8,667)	$(8,414)	$83	$3,323

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	89

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	High Yield Fund		Long-Term U.S. Government Fund		Low Duration Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$247,324	$348,570	$15,048	$29,744	$122,990	$268,061
Net realized gain (loss)	69,359	(256,235)	(16,239)	69,172	20,634	220,687
Net change in unrealized appreciation (depreciation)	297,222	184,090	18,693	29,032	8,097	134,508

Net increase resulting from operations	613,905	276,425	17,502	127,948	151,721	623,256

Distributions to Shareholders:
From net investment income
Class A	(41,460)	(50,298)	(2,652)	(5,493)	(23,747)	(44,420)
Class B	(22,176)	(34,240)	(1,454)	(2,977)	(4,226)	(8,643)
Class C	(33,243)	(43,662)	(829)	(1,839)	(11,291)	(21,131)
Other Classes	(151,138)	(221,079)	(10,275)	(19,247)	(122,931)	(217,792)
From net realized capital gains
Class A	0	0	0	(6,399)	0	(22,079)
Class B	0	0	0	(4,553)	0	(5,795)
Class C	0	0	0	(2,708)	0	(12,951)
Other Classes	0	0	0	(22,349)	0	(85,212)

Total Distributions	(248,017)	(349,279)	(15,210)	(65,565)	(162,195)	(418,023)

Fund Share Transactions:
Receipts for shares sold
Class A	752,418	805,217	56,875	205,145	1,060,061	1,913,798
Class B	204,861	227,840	12,896	70,818	155,069	387,713
Class C	418,867	458,588	11,145	54,328	416,076	934,083
Other Classes	2,803,827	2,555,119	166,309	486,105	4,257,787	5,938,799

Issued as reinvestment of distributions
Class A	25,112	30,533	2,105	9,529	16,490	44,618
Class B	10,865	14,901	936	4,795	2,671	8,708
Class C	19,490	24,918	497	2,876	6,963	20,169
Other Classes	119,973	180,301	9,730	39,912	110,820	274,288

Cost of shares redeemed
Class A	(550,101)	(413,132)	(64,914)	(183,388)	(867,183)	(832,152)
Class B	(71,304)	(101,513)	(31,020)	(36,354)	(85,536)	(64,942)
Class C	(180,051)	(181,124)	(21,866)	(38,892)	(255,876)	(181,365)
Other Classes	(2,170,044)	(1,873,900)	(219,281)	(322,541)	(2,300,828)	(2,751,828)

Net increase (decrease) resulting from Fund share transactions	1,383,913	1,727,748	(76,588)	292,333	2,516,514	5,691,889

Total Increase (Decrease) in Net Assets	1,749,801	1,654,894	(74,296)	354,716	2,506,040	5,897,122

Net Assets:
Beginning of period	5,811,377	4,156,483	886,223	531,507	11,957,155	6,060,033
End of period*	$7,561,178	$5,811,377	$811,927	$886,223	$14,463,195	$11,957,155

* Including undistributed (overdistributed) net investment income of:	$(24,366)	$(23,673)	$3,674	$3,836	$53,677	$92,882

90	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Money Market Fund		Real Return Fund		Short-Term Fund		StocksPLUS Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,252	$3,755	$139,954	$226,947	$28,146	$75,807	$106,781	$(78,683)
Net realized gain (loss)	15	77	110,296	188,639	(4,372)	8,424	43,250	(115,876)
Net change in unrealized appreciation (depreciation)	0	0	64,828	383,207	17,683	15,946	703	(27,863)

Net increase resulting from operations	1,267	3,832	315,078	798,793	41,457	100,177	150,734	(222,422)

Distributions to Shareholders:
From net investment income
Class A	(255)	(839)	(29,186)	(42,401)	(7,063)	(20,627)	(1,394)	(1,415)
Class B	(22)	(134)	(16,337)	(22,352)	(108)	(319)	(1,615)	(1,636)
Class C	(291)	(1,238)	(25,316)	(36,349)	(2,470)	(7,199)	(1,774)	(1,702)
Other Classes	(696)	(1,620)	(70,459)	(125,826)	(24,377)	(51,818)	(13,350)	(6,717)
From net realized capital gains
Class A	0	0	0	(16,172)	0	(1,866)	0	0
Class B	0	0	0	(11,061)	0	(54)	0	0
Class C	0	0	0	(16,332)	0	(818)	0	0
Other Classes	0	0	0	(39,624)	0	(4,064)	0	0

Total Distributions	(1,264)	(3,831)	(141,298)	(310,117)	(34,018)	(86,765)	(18,133)	(11,470)

Fund Share Transactions:
Receipts for shares sold
Class A	352,199	549,817	588,807	1,448,286	519,357	939,308	22,613	65,207
Class B	53,465	127,825	220,725	720,819	19,207	25,405	11,318	11,584
Class C	110,770	372,375	412,323	1,176,797	148,778	295,172	16,216	25,115
Other Classes	416,969	459,238	1,647,331	2,701,544	2,265,235	2,286,308	447,629	237,103

Issued as reinvestment of distributions
Class A	201	659	21,482	43,507	5,013	16,802	1,002	976
Class B	18	113	10,331	20,884	65	231	1,260	1,211
Class C	252	1,082	15,638	32,518	1,384	4,425	1,507	1,443
Other Classes	1,208	1,966	66,019	155,037	20,826	49,280	13,162	6,648

Cost of shares redeemed
Class A	(342,049)	(512,713)	(492,111)	(624,815)	(484,005)	(792,472)	(22,491)	(70,557)
Class B	(55,477)	(84,957)	(136,957)	(147,790)	(8,597)	(9,083)	(13,259)	(51,204)
Class C	(129,795)	(325,300)	(312,501)	(349,343)	(104,989)	(147,702)	(16,905)	(53,927)
Other Classes	(395,328)	(427,710)	(1,073,420)	(1,834,149)	(1,270,870)	(1,651,386)	(161,711)	(158,749)

Net increase (decrease) resulting from Fund share transactions	12,433	162,395	967,667	3,343,295	1,111,404	1,016,288	300,341	14,850

Total Increase (Decrease) in Net Assets	12,436	162,396	1,141,447	3,831,971	1,118,843	1,029,700	432,942	(219,042)

Net Assets:
Beginning of period	446,013	283,617	7,170,473	3,338,502	3,477,139	2,447,439	768,122	987,164
End of period*	$458,449	$446,013	$8,311,920	$7,170,473	$4,595,982	$3,477,139	$1,201,064	$768,122

* Including undistributed (overdistributed) net investment income of:	$7	$19	$88,523	$89,867	$(3,938)	$1,934	$86,239	$(2,409)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	91

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	StocksPLUS Total Return Fund		Total Return Mortgage Fund
	Six Months Ended September 30, 2003 (Unaudited)	Period from June 28, 2002 to March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$105	$34	$1,096	$3,539
Net realized gain (loss)	1,648	(388)	1,920	8,598
Net change in unrealized appreciation (depreciation)	(550)	106	1,398	1,065

Net increase (decrease) resulting from operations	1,203	(248)	4,414	13,202

Distributions to Shareholders:
From net investment income
Class A	0	0	(381)	(468)
Class B	0	0	(138)	(202)
Class C	0	0	(256)	(378)
Other Classes	(91)	(19)	(2,479)	(3,261)
From net realized capital gains
Class A	0	0	0	(594)
Class B	0	0	0	(374)
Class C	0	0	0	(731)
Other Classes	0	(17)	0	(3,765)

Total Distributions	(91)	(36)	(3,254)	(9,773)

Fund Share Transactions:
Receipts for shares sold
Class A	720	0	13,456	33,395
Class B	321	0	3,430	15,150
Class C	459	0	7,915	31,510
Other Classes	85,237	12,519	59,451	245,890

Issued as reinvestment of distributions
Class A	0	0	278	707
Class B	0	0	89	385
Class C	0	0	168	734
Other Classes	91	37	2,379	6,670

Cost of shares redeemed
Class A	(25)	0	(14,806)	(7,977)
Class B	(13)	0	(3,482)	(3,064)
Class C	0	0	(12,268)	(5,949)
Other Classes	(25,785)	(8,087)	(81,653)	(102,421)

Net increase (decrease) resulting from Fund share transactions	61,005	4,469	(25,043)	215,030

Total Increase (Decrease) in Net Assets	62,117	4,185	(23,883)	218,459

Net Assets:
Beginning of period	4,185	0	298,884	80,425
End of period*	$66,302	$4,185	$275,001	$298,884

* Including undistributed net investment income of:	$29	$15	$447	$2,605

92	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

9.30.03 I PIMCO Funds Semi-Annual Report	93

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except CommodityRealReturn Strategy and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the CommodityRealReturn Strategy and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered

94	PIMCO Funds Semi-Annual Report I 9.30.03

realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	95

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund; 0.20% for the All Asset Fund; 0.40% for the StocksPLUS Fund; 0.45% for the Diversified Income and Emerging Markets Bond Funds; 0.49% for the CommodityRealReturn Strategy and StocksPLUS Total Return Funds; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.45% for the All Asset, Foreign Bond, Global Bond II, and StocksPLUS Total Return Funds; 0.55% for the Emerging Markets Bond Fund; 0.50% for the Diversified Income Fund; and 0.40% for all other Funds1,2,3. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.05% for the All Asset Fund; 0.18% for the Low Duration Fund; 0.20% for the Money Market, Real Return and Short-Term Funds; 0.30% for the Diversified Income and Global Bond II Funds; 40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration and Short-Term Funds; 0.45% for the All Asset, Foreign Bond, and StocksPLUS Total Return Funds; 0.50% for the CommodityRealReturn Strategy and Diversified Income Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds1. The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

[1]	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.
[2]	Effective January 1, 2003, the Administrative Fee for the Money Market and Short-Term Funds was increased by 0.05% to 0.40% per annum.
[3]	Effective November 7, 2002 through September 30, 2003, the Administrative Fee for the Money Market Fund Class B shares was voluntarily waived by 0.35% per annum by the Administrator.

Redemption Fee. The CommodityRealReturn Strategy Fund imposes a fee of 0.25% for the Institutional, Administrative and Class D shares, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern Time, from shareholders that hold their shares directly with the Trust. Redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

96	PIMCO Funds Semi-Annual Report I 9.30.03

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
Money Market Fund	—	0.10
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Real Return and StocksPLUS Funds	0.50	0.25
Money Market Fund	—	0.10
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $20,544,954 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the All Asset, CommodityRealReturn Strategy, Diversified Income and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l. Class	Admn. Class	Class A	Class B	Class C	Class D

All Asset Fund	0.25%	0.25%	0.90%	1.65%	1.65%	0.90%
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
Diversified Income Fund	0.75%	1.00%	1.20%	1.95%	1.95%	1.20%
StocksPLUS Total Return Fund	0.74%	—	1.19%	1.94%	1.94%	1.19%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

9.30.03 I PIMCO Funds Semi-Annual Report	97

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

4. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				CommodityRealReturn Strategy Fund				Diversified Income Fund		Emerging Markets Bond Fund
	Six Months Ended 09/30/2003		Period from 07/31/2002 to 03/31/2003		Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003		Period from 07/31/2003 to 09/30/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	5,292	$61,998	0	$0	5,577	$70,599	2,283	$29,294	226	$2,316	14,339	$154,496	15,823	$146,811
Class B	1,563	18,197	0	0	1,160	14,651	571	7,302	55	559	3,093	33,178	2,917	27,273
Class C	4,300	50,146	0	0	3,897	49,370	881	11,268	173	1,777	5,743	61,727	5,000	47,124
Other Classes	35,724	418,907	15,612	174,192	23,821	302,291	17,500	213,151	10,480	107,524	64,738	695,955	62,363	583,226

Issued as reinvestment of distributions
Class A	11	135	0	0	13	170	3	23	0	3	225	2,433	250	2,291
Class B	2	27	0	0	1	16	0	5	0	1	68	731	128	1,160
Class C	5	61	0	0	4	48	0	3	0	2	109	1,173	172	1,570
Other Classes	341	4,046	97	1,056	91	1,163	167	1,925	27	279	1,366	14,773	2,768	25,302

Cost of shares redeemed
Class A	(178)	(2,052)	0	0	(732)	(9,140)	(423)	(5,153)	(2)	(25)	(7,547)	(81,050)	(8,736)	(79,530)
Class B	(161)	(1,825)	0	0	(103)	(1,289)	(83)	(1,029)	0	0	(1,656)	(17,743)	(393)	(3,531)
Class C	(182)	(2,086)	0	0	(422)	(5,297)	(109)	(1,340)	0	0	(2,262)	(24,260)	(1,292)	(11,616)
Other Classes	(9,184)	(106,826)	(2,122)	(23,791)	(3,932)	(48,453)	(9,785)	(126,693)	(18)	(185)	(60,729)	(652,435)	(30,922)	(282,898)

Net increase (decrease) resulting from Fund share transactions	37,533	$440,728	13,587	$151,457	29,375	$374,129	11,005	$128,756	10,941	$112,251	17,487	$188,978	48,078	$457,182

	Long-Term U.S. Government Fund				Low Duration Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	5,088	$56,875	18,766	$205,145	102,536	$1,060,061	186,673	$1,913,798
Class B	1,144	12,896	6,448	70,818	15,025	155,069	37,804	387,713
Class C	994	11,145	4,972	54,328	40,276	416,076	91,091	934,083
Other Classes	14,813	166,309	44,049	486,105	412,213	4,257,787	578,897	5,938,799

Issued as reinvestment of distributions
Class A	189	2,105	879	9,529	1,598	16,490	4,355	44,618
Class B	84	936	442	4,795	259	2,671	850	8,708
Class C	45	497	265	2,876	675	6,963	1,969	20,169
Other Classes	872	9,730	3,674	39,912	10,740	110,820	26,770	274,288

Cost of shares redeemed
Class A	(5,900)	(64,914)	(16,818)	(183,388)	(84,065)	(867,183)	(81,170)	(832,152)
Class B	(2,807)	(31,020)	(3,321)	(36,354)	(8,294)	(85,536)	(6,331)	(64,942)
Class C	(1,979)	(21,866)	(3,557)	(38,892)	(24,816)	(255,876)	(17,683)	(181,365)
Other Classes	(19,768)	(219,281)	(29,466)	(322,541)	(223,017)	(2,300,828)	(268,634)	(2,751,828)

Net increase (decrease) resulting from Fund share transactions	(7,225)	$(76,588)	26,333	$292,333	243,130	$2,516,514	554,591	$5,691,889

98	PIMCO Funds Semi-Annual Report I 9.30.03

	Foreign Bond Fund				Global Bond Fund II				GNMA Fund				High Yield Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	12,336	$132,597	16,113	$170,812	1,432	$14,559	2,291	$22,718	1,922	$21,194	10,890	$120,790	81,198	$752,418	94,044	$805,217
Class B	1,323	14,193	2,429	25,795	380	3,852	811	8,025	901	9,965	5,825	64,558	22,079	204,861	26,396	227,840
Class C	3,859	41,378	5,525	58,676	773	7,829	1,530	15,103	1,527	16,850	7,784	86,218	45,163	418,867	53,218	458,588
Other Classes	37,008	396,386	55,904	592,206	614	6,183	5,465	55,470	8,246	91,024	8,718	96,270	301,979	2,803,827	299,363	2,555,119

Issued as reinvestment of distributions
Class A	242	2,589	715	7,545	24	246	26	256	77	846	233	2,570	2,694	25,112	3,578	30,533
Class B	40	428	153	1,614	8	84	18	175	37	404	117	1,296	1,166	10,865	1,749	14,901
Class C	78	838	261	2,751	13	129	26	253	49	544	176	1,937	2,091	19,490	2,923	24,918
Other Classes	1,454	15,537	4,399	46,438	159	1,607	270	2,643	155	1,698	210	2,319	12,871	119,973	21,136	180,301

Cost of shares redeemed
Class A	(8,265)	(88,909)	(8,277)	(87,807)	(848)	(8,542)	(729)	(7,200)	(3,085)	(34,026)	(5,720)	(63,535)	(59,139)	(550,101)	(48,438)	(413,132)
Class B	(798)	(8,525)	(809)	(8,563)	(340)	(3,423)	(187)	(1,847)	(1,521)	(16,732)	(945)	(10,475)	(7,697)	(71,304)	(12,018)	(101,513)
Class C	(1,931)	(20,643)	(1,542)	(16,339)	(493)	(4,967)	(473)	(4,723)	(3,025)	(33,294)	(1,500)	(16,604)	(19,425)	(180,051)	(21,295)	(181,124)
Other Classes	(23,218)	(248,322)	(25,408)	(269,479)	(1,031)	(10,398)	(1,355)	(13,242)	(6,299)	(69,494)	(3,219)	(35,570)	(233,176)	(2,170,044)	(220,416)	(1,873,900)

Net increase (decrease) resulting from Fund share transactions	22,128	$237,547	49,463	$523,649	691	$7,159	7,693	$77,631	(1,016)	$(11,021)	22,569	$249,774	149,804	$1,383,913	200,240	$1,727,748

	Money Market Fund				Real Return Fund				Short-Term Fund				StocksPLUS Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	352,199	$352,199	549,817	$549,817	51,273	$588,807	130,575	$1,448,286	51,683	$519,357	94,108	$939,308	2,640	$22,613	8,332	$65,207
Class B	53,465	53,465	127,825	127,825	19,215	220,725	64,847	720,819	1,914	19,207	2,549	25,405	1,331	11,318	1,436	11,584
Class C	110,770	110,770	372,375	372,375	35,886	412,323	106,331	1,176,797	14,812	148,778	29,588	295,172	1,901	16,216	3,133	25,115
Other Classes	416,973	416,969	459,238	459,238	143,885	1,647,331	243,992	2,701,544	225,404	2,265,235	228,999	2,286,308	51,973	447,629	29,589	237,103

Issued as reinvestment of distributions
Class A	201	201	659	659	1,865	21,482	3,941	43,507	499	5,013	1,684	16,802	110	1,002	126	976
Class B	18	18	113	113	896	10,331	1,895	20,884	6	65	23	231	141	1,260	159	1,211
Class C	252	252	1,082	1,082	1,357	15,638	2,949	32,518	138	1,384	443	4,425	168	1,507	188	1,443
Other Classes	1,208	1,208	1,966	1,966	5,736	66,019	14,078	155,037	2,073	20,826	4,938	49,280	1,437	13,162	848	6,648

Cost of shares redeemed
Class A	(342,049)	(342,049)	(512,713)	(512,713)	(43,065)	(492,111)	(56,055)	(624,815)	(48,168)	(484,005)	(79,489)	(792,472)	(2,640)	(22,491)	(8,814)	(70,557)
Class B	(55,477)	(55,477)	(84,957)	(84,957)	(12,011)	(136,957)	(13,259)	(147,790)	(856)	(8,597)	(909)	(9,083)	(1,579)	(13,259)	(6,346)	(51,204)
Class C	(129,795)	(129,795)	(325,300)	(325,300)	(27,369)	(312,501)	(31,349)	(349,343)	(10,452)	(104,989)	(14,799)	(147,702)	(2,007)	(16,905)	(6,671)	(53,927)
Other Classes	(395,328)	(395,328)	(427,710)	(427,710)	(94,081)	(1,073,420)	(164,913)	(1,834,149)	(126,479)	(1,270,870)	(165,604)	(1,651,386)	(18,585)	(161,711)	(19,890)	(158,749)

Net increase (decrease) resulting from Fund share transactions	12,437	$12,433	162,395	$162,395	83,587	$967,667	303,032	$3,343,295	110,574	$1,111,404	101,531	$1,016,288	34,890	$300,341	2,090	$14,850

9.30.03 I PIMCO Funds Semi-Annual Report	99

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

4. Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	StocksPLUS Total Return Fund				Total Return Mortgage Fund
	Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	65	$720	0	$0	1,252	$13,456	3,106	$33,395
Class B	29	321	0	0	319	3,430	1,407	15,150
Class C	42	459	0	0	738	7,915	2,929	31,510
Other Classes	7,899	85,237	1,326	12,519	5,518	59,451	22,874	245,890

Issued as reinvestment of distributions
Class A	0	0	0	0	26	278	66	707
Class B	0	0	0	0	8	89	36	385
Class C	0	0	0	0	16	168	68	734
Other Classes	8	91	4	37	222	2,379	623	6,670

Cost of shares redeemed
Class A	(2)	(25)	0	0	(1,382)	(14,806)	(739)	(7,977)
Class B	(1)	(13)	0	0	(325)	(3,482)	(285)	(3,064)
Class C	0	0	0	0	(1,143)	(12,268)	(553)	(5,949)
Other Classes	(2,414)	(25,785)	(870)	(8,087)	(7,618)	(81,653)	(9,504)	(102,421)

Net increase (decrease) resulting from Fund share transactions	5,626	$61,005	460	$4,469	(2,369)	$(25,043)	20,028	$215,030

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

All Asset Fund	$0	$0	$684,111	$248,380
CommodityRealReturn Strategy Fund	929,604	448,990	8,729	334
Diversified Income Fund	0	0	128,122	28,729
Emerging Markets Bond Fund	0	0	2,542,818	2,417,422
Foreign Bond Fund	5,104,584	5,167,385	1,592,285	1,461,289
Global Bond Fund II	364,339	359,037	162,031	139,799
GNMA Fund	4,901,896	4,337,960	0	2,042
High Yield Fund	171,488	156,241	5,058,392	3,840,566
Long Term U.S. Government Fund	3,575,859	3,471,984	161,986	58,549
Low Duration Fund	17,019,601	14,676,461	382,097	1,606,759
Real Return Fund	15,964,546	14,058,452	297,945	174,343
Short-Term Fund	2,081,305	1,728,272	682,405	638,629
StocksPLUS Fund	448,828	1,105,497	72,480	79,674
StocksPLUS Total Return Fund	14,457	7,674	1,809	358
Total Return Mortgage Fund	3,398,979	3,312,040	52,379	10,307

100	PIMCO Funds Semi-Annual Report I 9.30.03

6. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	CommodityRealReturn Strategy Fund	Foreign Bond Fund	Global Bond Fund II	GNMA Fund	High Yield Fund	Long-Term U.S. Government Fund
	Premium
Balance at 03/31/2003	$0	$8,159	$695	$0	$17,926	$3,297
Sales	88	3,572	482	1,069	8,621	5,517
Closing Buys	0	(1,974)	(182)	(724)	(6,826)	(2,559)
Expirations	(88)	(803)	(126)	0	(2,580)	(1,817)

Balance at 09/30/2003	$0	$8,954	$869	$345	$17,141	$4,438

	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
	Premium
Balance at 03/31/2003	$8,191	$2,603	$12,486	$354	$4	$0
Sales	1,437	6,525	0	758	29	797
Closing Buys	(3,195)	0	(1,053)	0	(11)	(412)
Expirations	(449)	(7,701)	(1,888)	(730)	(20)	0

Balance at 09/30/2003	$5,984	$1,427	$9,545	$382	$2	$385

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Fund	$11,347	$(286)	$11,061
CommodityRealReturn Strategy Fund	12,654	(16)	12,638
Diversified Income Fund	1,739	(89)	1,650
Emerging Markets Bond Fund	34,070	(522)	33,548
Foreign Bond Fund	170,976	(4,033)	166,943
Global Bond Fund II	13,146	(537)	12,609
GNMA Fund	5,732	(779)	4,953
High Yield Fund	354,663	(116,255)	238,408
Long-Term U.S. Government Fund	26,147	(4,201)	21,946
Low Duration Fund	147,147	(75,111)	72,036
Money Market Fund	0	0	0
Real Return Fund	442,390	(4,244)	438,146
Short-Term Fund	21,784	(11,687)	10,097
StocksPLUS Fund	5,134	(2,783)	2,351
StocksPLUS Total Return Fund	81	(18)	63
Total Return Mortgage Fund	3,650	(481)	3,169

8. Risk Factors of the Fund

Investing in the Underlying Funds through the All Asset Fund involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and directors of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund and Underlying Funds.

9.30.03 I PIMCO Funds Semi-Annual Report	101

Pacific Investment Management Series

Manager	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

102	PIMCO Funds Semi-Annual Report I 9.30.03

Receive this document electronically

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PIMCO Advisors offers you the option to receive your shareholder communications online.

This service, called eDelivery, allows you to access annual and semi-annual reports, prospectuses and proxy statements through the Internet, eliminating paper mailings from being sent to your home. To sign up, just go to www.pimcoadvisors.com/edelivery and complete the short enrollment form.

This page is not part of the report	PZ013.11/03

P I M C O

A D V I S O R S

Share Class	SHORT DURATION BOND FUNDS
D	Short-Term Fund
Low Duration Fund
INTERMEDIATE DURATION BOND FUND
Diversified Income Fund
MORTGAGE-BACKED BOND FUNDS
GNMA Fund
Total Return Mortgage Fund
INTERNATIONAL BOND FUNDS
Foreign Bond Fund
Emerging Markets Bond Fund
HIGH YIELD BOND FUND
High Yield Fund
REAL RETURN STRATEGY FUNDS
CommodityRealReturn Strategy Fund
Real Return Fund
All Asset Fund
TAX-EXEMPT BOND FUNDS
Short Duration Municipal
Income Fund
Municipal Bond Fund
California Intermediate
Municipal Bond Fund
California Municipal
Bond Fund
New York Municipal
Bond Fund
EQUITY-RELATED FUNDS
StocksPLUS Fund
StocksPLUS Total Return Fund

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus.

The Semi-Annual Report for the PIMCO Total Return Fund is printed separately.

The following is a supplement (dated November 24, 2003) to the PIMCO Funds: Pacific Investment Management Bond Funds Series Class D Shares prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Investment Minimums. Effective January 1, 2004, the Trust will increase the initial investment minimum from $2,500 to $5,000 per Fund. Accordingly, the disclosure contained in the Investment Minimums chart in the subsection captioned “Investment Minimums” under the section titled “How to Buy and Sell Shares” is modified to read as follows:

Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund*	$100 per Fund

*	Prior to January 1, 2004, the initial investment minimum applicable to purchases of Class D shares will be $2,500.

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Small Account Liquidation. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	1

2	PIMCO Bond Funds Semi-Annual Report I 9.30.03

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

9.30.03 I PIMCO Bond Funds Semi-Annual Report	3

A REAL RETURN STRATEGY FUND

PIMCO All Asset Fund

•	PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class Shares of Underlying Funds; i.e., Funds offered in the PIMCO Funds: Pacific Investment Management Series.

•	For the six-month period ended September 30, 2003, the Fund’s Class D Shares returned 6.53% versus the 3.28% return of its primary benchmark, the Lehman Global Real: U.S. TIPS 1–10 Year Index.

•	PIMCO has identified 12 core funds on which the All Asset Fund will focus.

•	The equally weighted average of the benchmarks of the 12 core funds returned 7.49% for the six months ended September 30, 2003.

•	The equally weighted average of the 12 core funds themselves returned 8.21% for the same period. The average performance of the 12 funds outperformed the average performance of the 12 benchmarks by 0.72%. This outperformance is a measure of the value added by PIMCO portfolio managers.

•	An underweight to equity strategies and commodities were the main detractors from performance as the S&P 500 Index and the DJ-AIG Total Return Commodity Index out performed the average performance of the 12 benchmarks.

•	An overweight to TIPS strategies was a negative as TIPS underperformed the average performance of the 12 benchmarks.

•	An underweight to U.S. bonds was a positive to performance.

•	On September 30, 2003, the All Asset Fund had a targeted allocation of approximately 14% to PIMCO funds representing equity strategies; 61% to funds representing real return strategies; 4% to global bond strategies; and 13% to U.S. bond strategies; the balance was in other bond strategies, such as convertibles and short-term strategies.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (7/31/02)

PIMCO All Asset Fund Class D	6.53%	15.72%	—	—	18.63%

Lehman Global Real: U.S. TIPS 1–10 Year Index	3.28%	7.25%	—	—

All Asset Benchmark Composite Index	7.49%	14.30%	—	—	—

Lipper Flexible Portfolio Fund Average	13.86%	17.28%	—	—	—

* Annualized

Past performance is no guarantee of future results.

4	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

•	PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 0.75% for the six-month period ended September 30, 2003, versus 2.80% for the Fund’s benchmark, the Lehman Brothers California Intermediate Municipal Bond Index. The average return for the Lipper California Intermediate Municipal Debt Fund Average, consisting of California municipal funds with average maturities between 5 and 10 years, was 1.87% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was A+ versus the benchmark’s average quality of AA-.

•	The Fund’s SEC yield after fees on September 30, 2003, was 3.37%, equivalent to 5.68% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO California Intermediate Municipal Bond Fund Class D	0.75%	0.17%	—	—	5.55%

Lehman Brothers California Intermediate Municipal Bond Index	2.80%	2.94%	—	—	—

Lipper California Intermediate Municipal Debt Fund Average	1.87%	1.66%	—	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	5

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

•	PIMCO California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class D Shares returned 1.06% for the six-month period ending September 30, 2003 versus 2.13% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index. The average return for the Lipper California Municipal Debt Fund Average, consisting of California municipal funds with average maturities of 10 years or more, was 1.93% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was AA versus the benchmark’s average quality of AAA.

•	The Fund’s SEC yield after fees on September 30, 2003, was 3.01%, equivalent to 5.07% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (5/16/00)

PIMCO California Municipal Bond Fund Class D	1.06%	0.70%	—	—	7.30%

Lehman Brothers California Insured Municipal Bond Index	2.13%	2.83%	—	—	—

Lipper California Municipal Debt Fund Average	1.93%	1.60%	—	—	—

* Annualized

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A REAL RETURN STRATEGY FUND

PIMCO CommodityRealReturn Strategy Fund

•	PIMCO CommodityRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.

•	For the six-month period ended September 30, 2003, the Fund’s Class D Shares returned 10.43%, versus 7.37% for the Dow Jones-AIG Commodity Index Total Return (“DJAIGCITR”).

•	The Fund invested the collateral backing its commodity derivatives positions primarily in Treasury Inflation-Protected Securities (“TIPS”), implementing a “double realTM” strategy.

•	The primary source of outperformance was that TIPS significantly outperformed the T-Bill rate embedded in the benchmark.

•	For the six-month real yields decreased by 0.14%, compared to a 0.01% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003, for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•	The effective duration of the Fund was 7.12 years on September 30, 2003, compared to a duration of 7.38 years for the Lehman Global Real: U.S. TIPS Index (Lehman TIPS Index).

•	The Fund’s duration was shorter than the Lehman TIPS Index for the period, which was negative for performance as real yields dropped.

•	The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the Lehman TIPS Index as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	Option writing added income to the portfolio as rates stayed within our forecasted range.

•	A small allocation to corporate bonds was positive as corporate securities generally outperformed TIPS.

•	Emerging market bonds helped returns as improved credit quality and a broader investor based sustained their rally.

•	The fund kept its commodity exposure at benchmark levels.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (6/28/02)

PIMCO CommodityRealReturn Strategy Fund Class D	10.43%	21.06%	—	—	32.54%

Dow Jones-AIG Commodity Index Total Return	7.37%	15.04%	—	—	—

Lipper Specialty/Miscellaneous Fund Average	20.10%	20.74%	—	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	7

AN INTERMEDIATE DURATION BOND FUND

PIMCO Diversified Income Fund

•	PIMCO Diversified Income Fund seeks maximum total return, consistent with prudent investment management.

•	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	From the Fund’s inception date on July 31, 2003 through September 30, 2003, the Class D Shares delivered a total return of 4.96%.

•	The Fund’s benchmark is a blend of the Lehman Brothers Global Aggregate Index-Credit Component (33%), the Merrill Lynch Global High Yield BB-B Rated Index (33%) and the J.P. Morgan Emerging Markets Bond Global Index (33%). During the period from July 31, 2003, through September 30, 2003, the benchmark returned 4.12%.

•	The average portfolio duration of the Fund will normally vary within a three-to eight-year range, based on PIMCO’s forecast for interest rates.

•	The Fund may invest substantially all of its assets in high yield securities rated below investment grade, subject to a maximum of 10% of its assets in securities rated below B by Moody’s. In addition, the Fund may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

•	The Fund may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. Dollar-denominated securities of foreign issuers.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception (7/31/03)

PIMCO Diversified Income Fund Class D	—	—	—	—	4.96%

Blended Benchmark*	—	—	—	—	—

Lipper General Bond Fund Average	—	—	—	—	—

* The Fund’s benchmark is a blend of the Lehman Brothers Global Aggregate Index-Credit Component (33%), the Merrill Lynch Global High Yield BB-B Rated Index (33%) and the J.P. Morgan Emerging Markets Bond Global Index (33%).

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN INTERNATIONAL BOND FUND

PIMCO Emerging Markets Bond Fund

•	PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets.

•	The Fund’s Class D Shares returned 13.20% for the six-month period ended September 30, 2003, outperforming the J.P. Morgan EMBI Global return of 12.57%.

•	Duration and yield curve positioning within the higher quality segment of the market added to relative performance.

•	An overweight position in Brazil added significantly to relative performance.

•	An overweight in Ecuador boosted performance following continued cooperation with the IMF on fiscal policy and the high level of oil prices.

•	Avoidance of countries with weak fundamentals detracted from performance as strong inflows into these issues overwhelmed weakened credit quality.

•	However, our continued avoidance of Argentina was positive as expectations for the timing and ultimate recovery value for bondholders were materially reduced.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO Emerging Markets Bond Fund Class D	13.20%	46.07%	23.70%	—	13.66%

J.P. Morgan Emerging Markets Bond Index Global	12.57%	35.03%	16.86%	—	—

J.P. Morgan Emerging Markets Bond Index Plus	13.73%	40.20%	17.31%	—	—

Lipper Emerging Markets Debt Fund Average	13.73%	38.91%	19.18%	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	9

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class D Shares returned 0.93% for the six-month period ended September 30, 2003, outperforming the 0.53% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•	An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ending September 30, 2003.

•	Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•	Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•	An allocation to real return bonds was positive as longer maturity real yields rose less than Treasuries, which were more volatile during the period.

•	An underweight to the U.S. Dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (12/2/92)

PIMCO Foreign Bond Fund Class D	0.93%	5.74%	6.00%	8.08%	8.66%

J.P. Morgan Non-U.S. Index (Hedged)	0.53%	3.50%	5.56%	7.84%	—

Lipper International Income Fund Average	6.77%	15.78%	5.50%	6.23%	—

* Annualized

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A MORTGAGE-BACKED BOND FUND

PIMCO GNMA Fund

•	PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	The Fund’s Class D Shares outperformed the Lehman Brothers GNMA Index by 0.39% for the six-month period ended September 30, 2003, returning 1.36% versus 0.97%.

•	Above benchmark duration was positive early in the period as yields declined, however, near-benchmark duration was neutral in the latter half as yields rose across the maturity spectrum.

•	An underweight to the 15-year Mortgage-Backed Securities sector was slightly negative as these issues moderately outpaced their 30-year counterparts.

•	An overweight to 30-year 6% coupons was positive as fuller coupons outperformed.

•	Investment in adjustable rate mortgages was positive as these issues provided stable returns later in the period as rates rose.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO GNMA Fund Class D	1.36%	3.31%	7.02%	—	7.36%

Lehman Brothers GNMA Index	0.97%	3.25%	6.48%	—	—

Lipper GNMA Fund Average	0.75%	2.62%	5.59%	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	11

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class D Shares returned 9.66% for the six-month period ended September 30, 2003 compared to a 10.33% return for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Fund’s exposure to BBB-rated issues detracted from returns as these issues underperformed all lower quality tiers.

•	Exposure to HealthSouth over the period was a notable contributor to performance, as these bonds have improved significantly from their lows of the first quarter of 2003, when alleged accounting fraud weighed heavily on the company.

•	An underweight to metals and mining was a positive for relative performance as this sector, which prior to this time period was bolstered by the safe-harbor war premium associated with the war in Iraq, was one of the worst performing for the period.

•	With transportation outperforming all other high sectors, led by the reviving airline bonds, an underweight to this category weighed heavily on relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to performance, as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (12/15/92)

PIMCO High Yield Fund Class D	9.66%	27.00%	4.87%	7.64%	8.34%

Merrill Lynch U.S. High Yield BB-B Rated Index	10.33%	23.69%	4.20%	6.67%	—

Lipper High Current Yield Fund Average	11.34%	24.96%	2.83%	4.78%	—

* Annualized

Past performance is no guarantee of future results.

12	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class D Shares returned 1.18% for the six-month period ended September 30, 2003, outperforming the Merrill Lynch 1-3 Year Treasury Index return of 1.15%.

•	The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•	The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•	An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•	The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

•	Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to its relatively high yields and improving credit quality.

•	Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, was neutral for performance

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)

PIMCO Low Duration Fund Class D	1.18%	4.50%	5.68%	6.09%	7.27%

Merrill Lynch 1-3 Year Treasury Index	1.15%	2.62%	5.50%	5.72%	—

Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	5.19%	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	13

A NATIONAL TAX-EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 2.06% for the six-month period ending September 30, 2003, versus 2.66% for the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index. The average return for the Lipper General Municipal Debt Fund Average, consisting of national municipal funds with average maturities of 10 years or greater, was 2.57% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate and long maturities was negative as longer maturities outperformed short maturities.

•	The Fund’s average credit quality was AA+ versus the benchmark’s average quality of AA.

•	The SEC yield of the Fund’s Class D Shares, after fees on September 30, 2003, was 3.47%, equivalent to 5.33% on a fully tax-adjusted basis with a federal tax rate of 35%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (12/31/97)

PIMCO Municipal Bond Fund Class D	2.06%	1.72%	4.61%	—	4.98%

Lehman Brothers General Municipal Bond Index	2.66%	3.89%	5.67%	—	—

Lipper General Municipal Debt Fund Average	2.57%	2.90%	4.23%	—	—

* Annualized

Past performance is no guarantee of future results.

14	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A STATE-SPECIFIC TAX-EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

•	PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class D Shares returned 2.28% for the six-month period ended September 30, 2003, versus 2.73% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index. The average return for the Lipper New York Municipal Debt Fund Average, consisting of New York municipal funds with average maturities of 10 years or more, was 2.54% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average quality of AAA.

•	The SEC yield of the Fund’s Class D Shares, after fees on September 30, 2003, was 3.02%, equivalent to 5.15% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 6.45%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	The Lehman Brothers New York Municipal Bond Index outperformed the Lehman Brothers Municipal Bond Index 2.70% to 2.60% for the six-month period ended September 30, 2003. The benchmarks represent the municipal bond markets in New York and the U.S., respectively.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO New York Municipal Bond Fund Class D	2.28%	2.87%	—	—	7.51%

Lehman Brothers New York Insured Municipal Bond Index	2.73%	4.31%	—	—	—

Lipper New York Municipal Debt Fund Average	2.54%	2.75%	—	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	15

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2003, the Fund’s Class D Shares returned 4.35%, versus the 3.73% return of the Fund’s benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•	For the six-months ended September 30, 2003, real yields decreased by 0.14%, compared to the 0.01% rise for conventional U.S. Treasury issues of similar maturity.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003, for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•	The effective duration of the Fund was 7.36 years on September 30, 2003, compared to the benchmark’s duration of 7.38 years.

•	The Fund’s duration was slightly longer than the benchmark for the period, which was positive for performance as real yields dropped.

•	The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	Option writing added income to the portfolio as rates stayed within our forecasted range.

•	A small allocation to corporate bonds was positive as corporate securities generally outperformed TIPS. An allocation to Non-U.S. bonds was negative to performance as yields on U.S. Treasuries fell further than yields on Non-U.S. Government securities.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (1/29/97)

PIMCO Real Return Fund Class D	4.35%	7.38%	9.81%		8.64%

Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	9.11%	—	—

Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	8.18%	—	—

* Annualized

Past performance is no guarantee of future results.

16	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class D Shares returned 1.04% for the six-month period ended September 30, 2003, versus 1.13% for the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index. The average return for the Lipper Short Municipal Debt Fund Average, consisting of national municipal funds with average maturities between 1 to 5 years, was 1.31% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Broader than benchmark yield curve positioning was positive as intermediate and long maturities outperformed short maturities.

•	The Fund’s average credit quality was AAA versus the benchmark’s average quality of AA.

•	The SEC yield of the Fund’s Class D Shares, after fees on September 30, 2003, was 1.46%, equivalent to 2.24% on a fully tax-adjusted basis with a federal tax rate of 35%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	Underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO Short Duration Municipal Income Fund Class D	1.04%	1.58%	—	—	3.61%

Lehman Brothers 1-Year Municipal Bond Index	1.13%	2.34%	—	—	—

Lipper Short Municipal Debt Fund Average	1.31%	2.28%	—	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	17

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class D Shares returned 1.00% for the six-month period ended September 30, 2003, outperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Eurodollar futures and written options strategies boosted returns.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (10/7/87)

PIMCO Short-Term Fund Class D	1.00%	3.53%	4.59%	5.26%	5.72%

Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—

Lipper Ultra-Short Obligations Fund Average	0.72%	1.94%	4.31%	4.77%	—

* Annualized

Past performance is no guarantee of future results.

18	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index posted a total return of 18.45% for the six-month period ended September 30, 2003. The Fund’s Class D Shares delivered a total return of 18.01%, underperforming the S&P 500 Index modestly.

•	Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/13/93)

PIMCO StocksPLUS Fund Class D	18.01%	26.15%	1.25%	10.37%	10.55%

S&P 500 Index	18.45%	24.39%	1.00%	10.05%	—

Lipper Large-Cap Core Fund Average	16.92%	20.86%	-0.01%	7.84%	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	19

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Total Return Fund

•	PIMCO StocksPLUS Total Return Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index posted a total return of 18.45% for the six-month period ended September 30, 2003. The Fund’s Class D Shares delivered a total return of 19.85%, outperforming the S&P 500 Index.

•	Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	An allocation to TIPS was positive on a relative basis as inflation expectations rose given continued monetary and fiscal stimulus.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (6/28/02)

StocksPLUS Total Return Fund Class D	19.85%	29.27%	—	—	7.89%

S&P 500 Index	18.45%	24.39%	—	—	—

Lipper Large-Cap Core Fund Average	16.92%	20.86%	—	—	—

* Annualized

Past performance is no guarantee of future results.

20	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A MORTGAGE-BACKED BOND FUND

PIMCO Total Return Mortgage Fund

•	PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls).

•	The Fund’s Class D Shares returned 1.68% for the 6-month period ended September 30, 2003, outperforming the Lehman Brothers Mortgage Index return of 1.18%.

•	The Fund’s duration position added to performance, as it was above-benchmark when yields declined early in the period and below-benchmark when yields rose.

•	A focus in lower coupons was positive, despite a significant under-performance in July, as these issues provided protection against record prepayments early in the period.

•	A focus in Conventional (FHLMC & FNMA) securities was positive as these issues outpaced their GNMA counterparts.

•	An overweight to lower coupon 15-Year FNMA was positive as investors preferred their relatively stable cash flows.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (7/31/97)

PIMCO Total Return Mortgage Fund Class D	1.68%	4.13%	6.99%	—	7.53%

Lehman Brothers Mortgage Index	1.18%	3.50%	6.52%	—	—

Lipper U.S. Mortgage Fund Average	1.05%	3.03%	5.68%	—	—

* Annualized

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	21

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Returns represent the blended performance of the Fund’s D shares and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect D share current sales charges and different operating expenses. The D shares were first offered in April 1998 for the PIMS Funds except CA Intermediate Municipal, NY Municipal and Short Duration Municipal D on 1/00, CA Municipal D on 5/00, Emerging Markets D on 3/00, GNMA D on 6/01, CommodityRealReturn Strategy on 12/02, All Asset on 5/03 and StocksPLUS Total Return on 7/03. The credit quality of the investment in the portfolio does not apply to the stability or safety of a fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. In addition, it is possible to lose money on investments in a fund. The Funds may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, and this risk may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified equity fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

22	PIMCO Bond Funds Semi-Annual Report I 9.30.03

Schedule of Investments

All Asset Fund

September 30, 2003 (Unaudited)

	Shares	Value (000s)

PIMCO FUNDS (a) 99.0%
CommodityRealReturn Strategy	3,822,808	$50,652
Emerging Markets Bond	2,239,829	24,862
European Convertible Bond	2,948,579	34,056
Global Bond	5,291	56
GNMA	3,299,988	36,498
High Yield	4,201,163	39,575
Low Duration	1,342,051	13,864
Real Return	12,530,505	146,482
Real Return Asset	14,906,520	171,872
StocksPLUS	2,144,552	19,258
StocksPLUS Total Return	5,769,707	62,890

Total Investments 99.0% (Cost $589,004)		$600,065
Other Assets and Liabilities (Net) 1.0%		6,257

Net Assets 100.0%		$606,322

Notes to Schedule of Investments:

(a) Institutional Class shares of each PIMCO Fund.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	23

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.1%
California 77.0%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$435
0.000% due 08/01/2031	1,285	285
0.000% due 08/01/2032	1,965	412
0.000% due 08/01/2033	1,670	331
0.000% due 08/01/2034	1,755	330
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,574
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	160
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,017
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,004
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	185
4.000% due 08/01/2012	225	234
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.150% due 07/01/2012 (a)	1,400	1,400
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	1,400	1,400
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	414
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	164
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	539
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	$2,000	$2,128
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	1,900	1,900
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,061
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	2,705	2,778
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,064
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,033
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,023
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	907
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	811
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,895	2,249
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,493
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	514
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,001
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,015
Corona, California CTFS Partner Clearwater Cogeneration Project, (MBIA Insured), Series 2003
5.000% due 09/01/2015	1,000	1,095
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	542
10.000% due 09/01/2006	380	472
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	$2,500	$1,924
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	665	674
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,568
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,608
Irvine Ranch, California Water District General Obligation Bonds, (Helaba Insured), Series 1985
1.230% due 10/01/2009 (a)	500	500
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
0.870% due 06/01/2015 (a)	1,300	1,300
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series1983
1.200% due 10/01/2005 (a)	835	835
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	238
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	153
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,677
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Los Angeles, California Water & Power Revenue Bonds, Series 2001
1.180% due 07/01/2034 (a)	800	800
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,256
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	436
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	178

24	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(h)	$600	$628
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.190% due 07/01/2036 (a)	800	800
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	715
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,046
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011 (h)	3,250	3,865
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,188
Orange County, California Sanitation Districts Certificates of Participation Bonds, (AMBAC Insured), Series 1993
1.200% due 08/01/2016 (a)	1,200	1,200
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,156
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	256
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,918
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	573
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019 (h)	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	287
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2008	500	570
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,268
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,622
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,015
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	$950	$963
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	426
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	549
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	980	1,062
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	711
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,056
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	146
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	174
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	500
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,597
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,834
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,209
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,704
Western Municipal Water Districts Authority Revenue Bonds, (FSA Insured), Series 2002
1.050% due 10/01/2032 (a)	$600	$600

		101,413

Illinois 1.2%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	1,400	1,524

Louisiana 1.2%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,578

New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	3,034

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	250	272
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	138

		410

Puerto Rico 7.1%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,002
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,360	3,749
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	446
Puerto Rico Commonwealth IMPT General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,163
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	170
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	555
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,317
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	157
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		9,388

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	25

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.560% due 02/15/2024 (a)	$250	$258

Virgin Islands 4.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,024
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,656
5.500% due 10/01/2008	3,000	3,322

		6,002

Washington 3.2%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,187

Total Municipal Bonds & Notes (Cost $124,136)		127,794

SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.000% due 01/30/2004 valued at $167. Repurchase proceeds are $163.)	163	163

U.S. Treasury Bills 1.3%
1.002% due 12/11/2003-12/18/2003 (c)(d)(e)	1,650	1,646

Total Short-Term Instruments (Cost $1,810)		1,809

Total Investments 98.5% (Cost $125,946)		$129,603
Written Options (f) (0.2%) (Premiums $151)		(299)
Other Assets and Liabilities (Net) 1.7%		2,335

Net Assets 100.0%		$131,639

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

(c)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $499 as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Securities with an aggregate market value of $1,148 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond
(12/2003)—Short	128	$(980)

(f)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	121	$151	$299

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	$34,000	$(1,192)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2023	12,300	1,022

		$(170)

(h)	Residual interest bond.

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002 - 08/29/2002	$2,711	$2,778	2.10%

26	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 90.8%
California 77.7%
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	$1,000	$1,002
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	300	300
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	152
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	350	350
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	400	411
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	374
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	257
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	152
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.050% due 06/01/2025 (a)	500	500
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	500	385
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	590
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series1983
1.200% due 10/01/2005 (a)	200	200
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	370
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	563
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(f)	200	209
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	$55	$56
Napa Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2027	1,000	1,014
Orange County, California Local Transportation Authority Sale Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	892
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	475
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	407
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	726
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	584
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	250	254
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	650	659
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	356
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	500	562

		12,488

Louisiana 3.7%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	592

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	543

Puerto Rico 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	180	201

Virgin Islands 4.1%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	$200	$205
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	448

		653

Total Municipal Bonds & Notes (Cost $14,227)		14,587

SHORT-TERM INSTRUMENTS 2.9%
Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $111. Repurchase proceeds are $106.)	106	106

U.S. Treasury Bills 2.3%
0.927% due 12/04/2003-12/18/2003 (c)(d)	365	364

Total Short-Term Instruments (Cost $470)		470

Total Investments 93.7% (Cost $14,697)		$15,057
Written Options (e) (0.4%) (Premiums $24)		(62)
Other Assets and Liabilities (Net) 6.7%		1,071

Net Assets 100.0%		$16,066

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$400	$411	2.6%

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	27

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2003 (Unaudited)

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $364 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond (12/2003) - Short	2	$(15)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	25	$24	$62

(f)	Residual interest bond.

28	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

CommodityRealReturn Strategy Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 2.6%
Banking & Finance 2.3%
CIT Group, Inc.
2.360% due 01/09/2004 (a)	$3,600	$3,611
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	2,800	2,802
3.227% due 10/25/2004 (a)	200	202
General Motors Acceptance Corp.
1.830% due 01/20/2004 (a)	2,200	2,202
Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	270
8.625% due 02/01/2022	200	224
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	2,000	2,000
Residential Reinsurance Ltd.
6.090% due 06/08/2006 (a)	500	501
Studio RE Ltd.
6.210% due 07/07/2006 (a)	250	251
Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	102

		12,165

Industrials 0.0%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005	100	109

Utilities 0.3%
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	111
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	1,500	1,504

		1,615

Total Corporate Bonds & Notes (Cost $13,850)		13,889

U.S. TREASURY OBLIGATIONS 115.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (b)	85,189	93,735
3.625% due 01/15/2008	102,416	114,946
3.875% due 01/15/2009	69,521	79,438
4.250% due 01/15/2010	6,176	7,250
3.500% due 01/15/2011	4,755	5,382
3.375% due 01/15/2012 (b)	21,031	23,673
3.000% due 07/15/2012 (b)	130,490	142,968
1.875% due 07/15/2013	50,064	49,814
3.625% due 04/15/2028 (b)	36,569	44,077
3.875% due 04/15/2029	44,465	56,019

Total U.S. Treasury Obligations (Cost $604,797)		617,302

SOVEREIGN ISSUES 0.4%
Republic of Brazil
3.062% due 04/15/2006 (a)	240	235
2.187% due 04/15/2009 (a)	71	63
8.000% due 04/15/2014	616	566
11.000% due 08/17/2040	200	189
United Mexican States
6.375% due 01/16/2013	1,200	1,269

Total Sovereign Issues (Cost $2,226)		2,322

SHORT-TERM INSTRUMENTS 7.4%
Commercial Paper 6.8%
Fannie Mae
1.050% due 10/01/2003	$8,500	$8,500
1.130% due 02/18/2004	2,600	2,589
1.080% due 02/23/2004	9,500	9,457
1.115% due 02/25/2004	3,300	3,285
General Electric Capital Corp.
1.060% due 12/18/2003	5,000	4,988
1.120% due 01/21/2004	1,400	1,395
Royal Bank of Scotland PLC
1.055% due 12/16/2003	2,800	2,794
Shell Finance
1.100% due 03/16/2004	700	696
Westpac Trust Securities Ltd.
1.020% due 01/28/2004	2,300	2,292

		35,996

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 2.250% due 08/13/2004 valued at $2,823. Repurchase proceeds are $2,767.)	2,767	2,767

U.S. Treasury Bill 0.1% (d)
1.010% due 12/18/2003	625	623

Total Short-Term Instruments (Cost $39,388)		39,386

Total Investments 126.0% (Cost $660,261)		$672,899
Other Assets and Liabilities (Net) (26.0%)		(138,644)

Net Assets 100.0%		$534,255

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $102,317 and $103,334, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $623 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury
10-Year Note (12/2003) - Long	124	$730

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.640%.
Counterparty: AIG International Inc. Exp. 10/31/2003	$415,000	$0
Receive total return on Dow Jones—AIG Commodity Index and pay a floating rate based on 1-month Treasury Bill rate plus 0.670%.
Counterparty: Morgan Stanley Dean Witter & Co Exp. 10/31/2003	110,000	0

		$0

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.000	11/15/2007	1,000	$1,021	$1,011
U.S. Treasury Note	4.000	11/15/2012	1,000	1,012	984
U.S. Treasury Note	4.250	08/15/2013	11,200	11,485	11,193

				$13,518	$13,188

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	29

Schedule of Investments

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 52.2%
Banking & Finance 15.4%
AIG SunAmerica Global Funding
6.900% due 03/15/2032	$220	$255
Bank of America Corp.
3.875% due 01/15/2008	120	124
5.875% due 02/15/2009	100	111
Bluewater Finance Ltd.
10.250% due 02/15/2012	250	255
Citigroup, Inc.
6.000% due 02/21/2012	250	277
7.750% due 12/01/2036	100	113
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	480	588
8.750% due 06/15/2030	200	255
Ford Motor Credit Co.
7.250% due 10/25/2011	755	789
7.000% due 10/01/2013	600	605
Forest City Enterprises, Inc.
7.625% due 06/01/2015	225	235
General Motors Acceptance Corp.
7.000% due 02/01/2012	450	469
6.875% due 08/28/2012	330	342
Goldman Sachs Group, Inc.
5.700% due 09/01/2012	165	177
6.125% due 02/15/2033	45	46
Household Finance Corp.
7.000% due 05/15/2012	340	393
J.P. Morgan - HYDI
8.000% due 06/20/2008	2,475	2,524
J.P. Morgan Chase & Co.
6.625% due 03/15/2012	220	248
JSG Funding PLC
9.625% due 10/01/2012	260	286
Korea Development Bank
5.750% due 09/10/2013	485	514
MetLife, Inc.
5.375% due 12/15/2012	45	47
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	340	399
Pemex Project Funding Master Trust
8.000% due 11/15/2011	200	227
8.625% due 02/01/2022	783	877
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	845	773
Rotech Healthcare, Inc.
9.500% due 04/01/2012	300	318
Targeted Return Index Securities Trust
1.511% due 05/15/2013	4,833	5,187
TD Funding Corp.
8.375% due 07/15/2011	225	243
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (a)	450	489
Universal City Development Partners
11.750% due 04/01/2010	150	169
Ventas Capital Corp.
8.750% due 05/01/2009	150	164
Verizon Global Funding Corp.
6.875% due 06/15/2012	100	114

		17,613

Industrials 27.6%
Abitibi-Consolidated, Inc.
7.500% due 04/01/2028	25	23
8.850% due 08/01/2030	245	256
AEC Ironwood LLC
8.857% due 11/30/2025	221	228
Allbritton Communications Co.
7.750% due 12/15/2012	225	231
Allied Waste North America, Inc.
8.500% due 12/01/2008	345	374
10.000% due 08/01/2009	225	245
Amerada Hess Corp.
6.650% due 08/15/2011	$410	$450
7.300% due 08/15/2031	100	107
American Color Graphics
10.000% due 06/15/2010	225	239
American Media Operations, Inc.
10.250% due 05/01/2009	200	215
AmeriGas Partners LP
10.000% due 04/15/2006	225	242
AOL Time Warner, Inc.
6.875% due 05/01/2012	400	450
7.700% due 05/01/2032	200	230
Armor Holdings, Inc.
8.250% due 08/15/2013	225	239
Aviall, Inc.
7.625% due 07/01/2011	225	232
Beverly Enterprises, Inc.
9.625% due 04/15/2009	150	160
Boyd Gaming Corp.
7.750% due 12/15/2012	225	233
BRL Universal Equipment
8.875% due 02/15/2008	250	271
Building Materials Corp.
7.750% due 07/15/2005	175	178
Cadmus Communications Corp.
9.750% due 06/01/2009	225	238
Canwest Media, Inc.
10.625% due 05/15/2011	225	256
Charter Communications Holdings LLC
10.000% due 04/01/2009	150	119
Chesapeake Energy Corp.
8.500% due 03/15/2012	300	319
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	100	100
Clear Channel Communications, Inc.
7.650% due 09/15/2010	340	404
Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	111
6.875% due 06/15/2009	295	337
Comcast Corp.
6.500% due 01/15/2015	100	110
7.050% due 03/15/2033	200	220
Commonwealth Brands, Inc.
9.750% due 04/15/2008	350	378
Continental Airlines, Inc.
7.373% due 12/15/2015	225	171
Cox Communications, Inc.
7.750% due 08/15/2006	270	309
Crown European Holdings S.A.
9.500% due 03/01/2011	165	178
10.875% due 03/01/2013	100	111
CSC Holdings, Inc.
8.125% due 08/15/2009	335	347
7.625% due 04/01/2011	200	200
DaimlerChrysler North America Holding Corp.
7.300% due 01/15/2012	90	101
8.500% due 01/18/2031	340	399
Dex Media East LLC
9.875% due 11/15/2009	325	370
Dex Media West LLC
8.500% due 08/15/2010	225	246
9.875% due 08/15/2013	155	176
Dimon, Inc.
7.750% due 06/01/2013	100	103
Dobson Communications Corp.
8.875% due 10/01/2013	300	305
Domino’s, Inc.
8.250% due 07/01/2011	225	239
Dow Chemical Co.
5.750% due 12/15/2008	105	114
6.000% due 10/01/2012	250	263
Dresser, Inc.
9.375% due 04/15/2011	$300	$316
Duke Energy Field Services LLC
7.500% due 08/16/2005	245	269
5.625% due 11/30/2012	225	235
Dura Operating Corp.
8.625% due 04/15/2012	255	266
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	100	95
Dynegy Holdings, Inc.
9.875% due 07/15/2010	550	550
El Paso Corp.
7.875% due 06/15/2012	220	186
Equistar Chemicals LP
10.125% due 09/01/2008	255	254
Extended Stay America, Inc.
9.875% due 06/15/2011	245	272
Extendicare Health Services
9.500% due 07/01/2010	150	164
Ferrellgas Partners LP
8.750% due 06/15/2012	245	263
Fimep S.A.
10.500% due 02/15/2013	155	176
Fresenius Medical Care
7.875% due 06/15/2011	200	210
Garden State Newspapers, Inc.
8.750% due 10/01/2009	305	315
General Motors Corp.
7.125% due 07/15/2013	125	131
8.375% due 07/15/2033	250	262
Georgia-Pacific Corp.
9.125% due 07/01/2022	425	423
Graphic Packaging International Corp.
8.500% due 08/15/2011	150	163
Grief Brothers Corp.
8.875% due 08/01/2012	245	266
Hanover Equipment Trust
8.500% due 09/01/2008	150	155
HCA, Inc.
6.950% due 05/01/2012	170	181
6.300% due 10/01/2012	140	143
Hilton Hotels Corp.
7.625% due 12/01/2012	225	247
Hollinger International Publishing
9.000% due 12/15/2010	225	238
Hollinger Participation Trust
12.125% due 11/15/2010 (b)	220	245
Host Marriott LP
9.500% due 01/15/2007	240	264
Houghton Mifflin Co.
8.250% due 02/01/2011	225	237
Ingles Markets, Inc.
8.875% due 12/01/2011	150	152
Insight Midwest LP
10.500% due 11/01/2010	225	236
International Paper Co.
6.750% due 09/01/2011	220	249
ISP Chemco, Inc.
10.250% due 07/01/2011	225	252
ISP Holdings, Inc.
10.625% due 12/15/2009	165	181
Johnsondiversey, Inc.
9.625% due 05/15/2012	225	245
K&F Industries, Inc.
9.625% due 12/15/2010	225	249
Kappa Beheer NV
10.625% due 07/15/2009	225	241
Kerr-McGee Corp.
6.875% due 09/15/2011	250	284
7.875% due 09/15/2031	145	171
Kroger Co.
5.500% due 02/01/2013	340	356

30	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

L-3 Communications Corp.
6.125% due 07/15/2013	$225	$224
La Quinta Corp.
8.875% due 03/15/2011	225	245
Lyondell Chemical Co.
9.500% due 12/15/2008	265	246
Mail Well I Corp.
9.625% due 03/15/2012	245	267
Mandalay Resort Group
9.375% due 02/15/2010	235	271
Mediacom Broadband LLC
11.000% due 07/15/2013	160	169
Merisant Co.
9.500% due 07/15/2013	100	108
MGM Mirage
9.750% due 06/01/2007	230	261
Midwest Generation LLC
8.560% due 01/02/2016	100	93
Millennium America, Inc.
9.250% due 06/15/2008	165	172
Newpark Resources, Inc.
8.625% due 12/15/2007	225	233
Nextel Communications, Inc.
9.950% due 02/15/2008	250	264
Norfolk Southern Corp.
7.800% due 05/15/2027	170	207
OM Group, Inc.
9.250% due 12/15/2011	225	224
Owens-Brockway Glass Container, Inc.
8.750% due 11/15/2012	200	216
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	150	173
PanAmSat Corp.
8.500% due 02/01/2012	250	263
Park Place Entertainment Corp.
8.875% due 09/15/2008	235	261
Peabody Energy Corp.
6.875% due 03/15/2013	150	157
Petroleos Mexicanos
9.375% due 12/02/2008	203	244
Primedia, Inc.
8.000% due 05/15/2013	255	259
Quebecor Media, Inc.
11.125% due 07/15/2011	235	269
Qwest Corp.
8.875% due 03/15/2012	340	379
Riggs Capital Trust
8.625% due 12/31/2026	170	172
Roundy’s, Inc.
8.875% due 06/15/2012	300	315
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	225	239
Safeway, Inc.
7.250% due 02/01/2031	270	306
Salem Communications Holding Corp.
7.750% due 12/15/2010	225	232
Shaw Communications, Inc.
8.250% due 04/11/2010	245	271
Six Flags, Inc.
9.750% due 04/15/2013	250	236
Stone Container Corp.
9.750% due 02/01/2011	225	246
Tenet Healthcare Corp.
6.375% due 12/01/2011	100	96
7.375% due 02/01/2013	100	101
Tesoro Petroleum Corp.
9.625% due 04/01/2012	170	170
Time Warner Telecom, Inc.
10.125% due 02/01/2011	225	226
Transmontaigne, Inc.
9.125% due 06/01/2010	100	107
TRW Automotive, Inc.
9.375% due 02/15/2013	$155	$175
Tyco International Group S.A.
6.375% due 10/15/2011	445	461
Vintage Petroleum, Inc.
7.875% due 05/15/2011	300	313
Vivendi Universal S.A.
9.250% due 04/15/2010	155	180
Walt Disney Co.
6.375% due 03/01/2012	340	378
Waste Management, Inc.
7.375% due 08/01/2010	100	117
7.650% due 03/15/2011	270	315
Westlake Chemical Corp.
8.750% due 07/15/2011	170	177
Williams Cos., Inc.
8.625% due 06/01/2010	400	427
8.125% due 03/15/2012	245	256
7.750% due 06/15/2031	115	105
8.750% due 03/15/2032	500	496
Young Broadcasting, Inc.
10.000% due 03/01/2011	200	213

		31,503

Utilities 9.2%
ACC Escrow Corp.
10.000% due 08/01/2011	300	324
AES Corp.
8.875% due 02/15/2011	250	250
8.750% due 05/15/2013	200	211
AT&T Broadband Corp.
8.375% due 03/15/2013	315	391
AT&T Corp.
6.000% due 03/15/2009	260	280
7.800% due 11/15/2011	125	145
8.500% due 11/15/2031	370	440
AT&T Wireless Services, Inc.
8.125% due 05/01/2012	340	404
British Telecom PLC
8.125% due 12/15/2010	340	419
CMS Energy Corp.
7.625% due 11/15/2004	255	260
Constellation Energy Group, Inc.
7.000% due 04/01/2012	155	177
Delphi Corp.
6.500% due 08/15/2013	340	352
Dominion Resources, Inc.
5.700% due 09/17/2012	260	277
El Paso CGP Co.
7.625% due 09/01/2008	175	146
El Paso Energy Partners
8.500% due 06/01/2011	225	244
El Paso Natural Gas Co.
7.625% due 08/01/2010	200	195
FirstEnergy Corp.
6.450% due 11/15/2011	320	335
France Telecom S.A.
9.250% due 03/01/2011	420	514
IPALCO Enterprises, Inc.
7.375% due 11/14/2008	200	218
MSW Energy Holdings LLC
8.500% due 09/01/2010	200	210
Niagara Mohawk Power Corp.
6.625% due 07/01/2005	170	184
Progress Energy, Inc.
7.100% due 03/01/2011	465	526
7.000% due 10/30/2031	170	180
PSEG Energy Holdings, Inc.
10.000% due 10/01/2009	150	159
PSEG Power LLC
6.950% due 06/01/2012	270	305
Rural Cellular Corp.
9.875% due 02/01/2010	300	298
SESI LLC
8.875% due 05/15/2011	$225	$240
South Point Energy Corp.
8.400% due 05/30/2012	238	224
Sprint Capital Corp.
8.375% due 03/15/2012	280	331
8.750% due 03/15/2032	200	238
TECO Energy, Inc.
7.500% due 06/15/2010	300	306
Triton PCS, Inc.
8.750% due 11/15/2011	275	276
8.500% due 06/01/2013	250	269
TXU Corp.
7.000% due 03/15/2013	600	654
Verizon New England, Inc.
6.500% due 09/15/2011	225	254
Verizon New York, Inc.
6.875% due 04/01/2012	25	29
Virginia Electric & Power Co.
4.750% due 03/01/2013	245	246

		10,511

Total Corporate Bonds & Notes (Cost $58,598)		59,627

ASSET-BACKED SECURITIES 0.1%
Kingdom of Morocco
2.187% due 01/05/2009	91	88

Total Asset-Backed Securities (Cost $88)		88

SOVEREIGN ISSUES 35.0%
Banque Centrale De Tunisie
7.375% due 04/25/2012	880	997
Republic of Brazil
3.062% due 04/15/2006 (a)	952	930
2.187% due 04/15/2009 (a)	431	388
10.000% due 08/07/2011	2,600	2,561
11.000% due 01/11/2012	415	427
2.187% due 04/15/2012 (a)	935	748
8.000% due 04/15/2014 (a)	6,033	5,543
8.875% due 04/15/2024	907	733
12.250% due 03/06/2030	735	764
11.000% due 08/17/2040	2,391	2,259
Republic of Bulgaria
1.937% due 07/28/2012 (a)	129	124
1.937% due 07/28/2024 (a)	50	48
Republic of Chile
7.125% due 01/11/2012	20	23
5.500% due 01/15/2013	635	662
Republic of Croatia
1.951% due 07/31/2010 (a)	146	146
Republic of Ecuador
12.000% due 11/15/2012	90	74
6.000% due 08/15/2030	1,862	1,167
Republic of Guatemala
9.250% due 08/01/2013	739	789
Republic of Korea
8.875% due 04/15/2008	218	268
Republic of Malaysia
8.750% due 06/01/2009	195	244
7.500% due 07/15/2011	371	445
Republic of Panama
8.250% due 04/22/2008	742	824
9.625% due 02/08/2011	197	226
9.375% due 07/23/2012	182	206
9.375% due 01/16/2023	396	428
9.375% due 04/01/2029	75	86

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	31

Schedule of Investments (Cont.)

Diversified Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

Republic of Peru
9.125% due 01/15/2008		$281$	$329
9.125% due 02/21/2012		370	413
9.875% due 02/06/2015		47	55
4.500% due 03/07/2017		485	423
5.000% due 03/07/2017		885	813
Republic of Poland
3.750% due 10/27/2024		55	49
Republic of South Africa
9.125% due 05/19/2009		80	98
7.375% due 04/25/2012		1,069	1,219
Republic of Ukraine
11.000% due 03/15/2007 (a)		158	175
7.650% due 06/11/2013		800	800
Russian Federation
8.250% due 03/31/2010 (a)		230	260
5.000% due 03/31/2030 (a)		7,302	6,911
United Mexican States
10.375% due 02/17/2009		155	199
9.875% due 02/01/2010		215	274
8.375% due 01/14/2011		963	1,148
7.500% due 01/14/2012		290	329
6.375% due 01/16/2013		1,489	1,575
8.300% due 08/15/2031		1,658	1,887
7.500% due 04/08/2033		1,780	1,865

Total Sovereign Issues (Cost $39,346)			39,932

FOREIGN CURRENCY-DENOMINATED ISSUES (d)(e) 1.1%
Aspropulsion Capital BV
9.625% due 10/01/2013	EC	325	378
El Paso Corp.
7.125% due 05/06/2009		600	594
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		225	273

Total Foreign Currency-Denominated Issues (Cost $1,207)			1,245

PREFERRED STOCK 0.3%
	Shares
Fresenius Medical Care
7.875% due 02/01/2008		335	349

Total Preferred Stock (Cost $353)			349

SHORT-TERM INSTRUMENTS 10.7%
	Principal Amount (000s)
Certificates of Deposit 0.5%
Wells Fargo Financial, Inc.
1.060% due 10/06/2003		$500	500

Commercial Paper 10.2%
Danske Corp.
1.060% due 12/05/2003		1,000	998
Fannie Mae
1.050% due 12/17/2003		1,500	1,497
1.080% due 02/02/2004		1,000	996
1.080% due 02/19/2004		3,200	3,186
1.137% due 03/03/2004		1,000	995
Federal Home Loan Bank
1.075% due 03/10/2004		2,000	1,990
HBOS Treasury Services PLC
1.070% due 12/09/2003		500	499
1.070% due 12/10/2003		500	499
Westpac Trust Securities Ltd.
1.020% due 01/28/2004		$1,000	$997

			11,657

U.S. Treasury Bill 0.0%
1.010% due 12/18/2003		30	30

Total Short-Term Instruments (Cost $12,186)			12,187

Total Investments 99.4% (Cost $111,778)			$113,428
Other Assets and Liabilities (Net) 0.6%			675

Net Assets 100.0%			$114,103

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Payment in-kind bond security.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 2.050% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2013	$210	$2
Receive a fixed rate equal to 2.070% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	$530	$5

Receive a fixed rate equal to 2.170% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2013	120	2

Receive a fixed rate equal to 2.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2013	200	(4)

Receive a fixed rate equal to 2.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/05/2013	350	(1)

Receive a fixed rate equal to 3.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 09/04/2013	810	0

Receive a fixed rate equal to 3.150% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 08/01/2013	200	2

		$6

(d) Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BR	794	03/2004	$1	$0	$1
Sell	EC	759	11/2003	0	(12)	(12)
Buy	HF	58,353	03/2004	5	0	5
Buy	KW	307,735	03/2004	1	0	1
Buy	MP	2,913	03/2004	0	(4)	(4)
Buy	CY	2,108	09/2004	3	0	3
Buy	PZ	1,055	03/2004	0	(1)	(1)
Buy	RR	8,225	03/2004	0	(2)	(2)
Buy	SR	1,891	03/2004	9	0	9
Sell		1,891	03/2004	1	0	1

				$20	$(19)	$1

(e) Principal amount denoted in indicated currency:

BR - Brazilian Real

EC - Euro

HF - Hungarian Forint

KW - South Korean Won

MP - Mexican Peso

CY - Chinese Yuan Renminbi

PZ - Polish Zloty

RR - Russian Ruble

SR - South Africa Rand

32	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

BERMUDA 0.0%
IMEXA Export Trust
10.625% due 12/31/2005		$30	$23

Total Bermuda (Cost $30)			23

BRAZIL 27.1%
Republic of Brazil
2.125% due 04/15/2006 (a)(b)		$41,955	41,011
11.500% due 03/12/2008		10,250	11,301
2.187% due 04/15/2009 (a)(b)		27,741	24,933
2.187% due 04/15/2009 (a)		3,296	2,963
14.500% due 10/15/2009		4,000	4,824
10.000% due 08/07/2011		6,450	6,353
11.000% due 01/11/2012		20,635	21,254
2.187% due 04/15/2012 (a)		12,320	9,856
8.000% due 04/15/2014		42,412	38,968
12.750% due 01/15/2020		2,250	2,411
2.125% due 04/15/2024 (a)		1,130	864
6.000% due 04/15/2024		11,697	9,270
8.875% due 04/15/2024 (b)		7,550	6,100
8.875% due 04/15/2024		9,800	7,865
10.125% due 05/15/2027 (b)		11,000	9,845
10.125% due 05/15/2027		4,150	3,714
12.250% due 03/06/2030 (b)		14,420	14,997
11.000% due 08/17/2040 (b)		64,063	60,540

Total Brazil (Cost $263,119)			277,069

BULGARIA 0.6%
Republic of Bulgaria
2.187% due 07/28/2011 (a)		$314	299
2.187% due 07/28/2012 (a)		3,492	3,369
2.687% due 07/28/2024 (a)		2,625	2,546

Total Bulgaria (Cost $5,991)			6,214

CAYMAN ISLANDS 0.0%
Pemex Finance Ltd.
9.030% due 02/15/2011		$60	73

Total Cayman Islands (Cost $71)			73

CHILE 2.3%
Republic of Chile
5.625% due 07/23/2007		$2,505	2,727
6.875% due 04/28/2009		2,240	2,576
7.125% due 01/11/2012 (b)		6,420	7,400
5.500% due 01/15/2013		10,390	10,832

Total Chile (Cost $22,953)			23,535

COLOMBIA 0.0%
Republic of Colombia
7.625% due 02/15/2007		$50	53
10.750% due 01/15/2013		40	45

Total Colombia (Cost $99)			98

CROATIA 0.2%
Republic of Croatia
2.187% due 07/31/2010 (a)		$2,167	2,161

Total Croatia (Cost $2,157)			2,161

DOMINICAN REPUBLIC 0.1%
Dominican Republic
9.500% due 09/27/2006		$1,070	$1,097

Total Dominican Republic (Cost $1,127)			1,097

ECUADOR 2.6%
Republic of Ecuador
12.000% due 11/15/2012		$2,355	1,949
6.000% due 08/15/2030 (a)		3,450	2,186
6.000% due 08/15/2030 (b)		36,313	22,750

Total Ecuador (Cost $23,997)			26,885

EL SALVADOR 0.3%
Republic of El Salvador
8.500% due 07/25/2011		$3,290	3,575

Total El Salvador (Cost $3,575)			3,575

GUATEMALA 1.5%
Republic of Guatemala
9.250% due 08/01/2013		$14,621	15,609

Total Guatemala (Cost $14,756)			15,609

MALAYSIA 1.5%
Petroliam Nasional
7.750% due 08/15/2015		$1,690	2,011
Petronas Capital Ltd.
7.000% due 05/22/2012 (a)		100	115
7.000% due 05/22/2012		5,000	5,669
7.875% due 05/22/2022		3,000	3,435
Republic of Malaysia
8.750% due 06/01/2009		3,400	4,247
7.500% due 07/15/2011		53	64

Total Malaysia (Cost $14,929)			15,541

MEXICO 18.1%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		$200	208
Banco Nacional Obra Servicios
9.625% due 11/15/2003		500	510
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)		3,600	3,638
8.500% due 02/15/2008		1,000	1,165
9.125% due 10/13/2010		565	679
8.000% due 11/15/2011		2,330	2,645
7.375% due 12/15/2014		485	524
8.625% due 02/01/2022		24,716	27,682
Petroleos Mexicanos
6.500% due 02/01/2005		1,900	2,001
9.375% due 12/02/2008		500	600
9.250% due 03/30/2018		500	589
Telefonos de Mexico S.A.
8.250% due 01/26/2006		1,000	1,118
United Mexican States
4.625% due 10/08/2008		60	61
10.375% due 02/17/2009		1,185	1,522
9.875% due 02/01/2010		10,300	13,107
8.375% due 01/14/2011		1,400	1,666
8.375% due 01/14/2011 (b)		9,617	11,468
7.500% due 01/14/2012		11,138	12,625
6.375% due 01/16/2013		16,711	17,672
11.375% due 09/15/2016		450	647
11.375% due 09/15/2016 (b)		7,500	10,823
8.125% due 12/30/2019 (b)		$10,670$	$12,084
8.000% due 09/24/2022 (b)		17,525	19,365
8.300% due 08/15/2031 (b)		30,921	35,188
7.500% due 04/08/2033		6,000	6,285
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		19,094	263
0.000% due 06/30/2005 (a)		19,094	72
0.000% due 06/30/2006 (a)		19,094	24
0.000% due 06/30/2007 (a)		17,325	13

Total Mexico (Cost $177,926)			184,244

MOROCCO 0.3%
Kingdom of Morocco
2.187% due 01/01/2009 (a)		$1,480	1,450
2.187% due 01/05/2009		661	641
2.187% due 01/05/2009 (a)		750	735

Total Morocco (Cost $2,647)			2,826

PANAMA 5.1%
Republic of Panama
8.250% due 04/22/2008		$1,271	1,411
9.625% due 02/08/2011		15,626	17,929
9.375% due 07/23/2012 (b)		8,273	9,386
2.250% due 07/17/2016 (a)		69	58
9.375% due 01/16/2023		8,471	9,149
8.875% due 09/30/2027		11,250	11,644
9.375% due 04/01/2029		2,675	3,050

Total Panama (Cost $51,204)			52,627

PERU 6.3%
Republic of Peru
9.125% due 01/15/2008		$3,290	3,849
9.125% due 02/21/2012		14,614	16,331
9.875% due 02/06/2015		3,750	4,359
4.500% due 03/07/2017		19,764	17,244
5.000% due 03/07/2017		24,229	22,261

Total Peru (Cost $60,554)			64,044

POLAND 0.0%
Republic of Poland
3.750% due 10/27/2024		$100	88

Total Poland (Cost $94)			88

RUSSIA 15.3%
Russian Federation
8.250% due 03/31/2010 (a)		$6,970	7,869
11.000% due 07/24/2018		1,950	2,662
12.750% due 06/24/2028 (b)		2,100	3,379
5.000% due 03/31/2030 (b)		146,727	138,877
5.000% due 03/31/2030 (a)		4,322	4,111

Total Russia (Cost $155,254)			156,898

SOUTH AFRICA (d)(e) 2.1%
Republic of South Africa
9.125% due 05/19/2009		$1,820	2,236
7.375% due 04/25/2012		1,426	1,626
5.250% due 05/16/2013	EC	15,400	17,551
8.500% due 06/23/2017		$250	301

Total South Africa (Cost $21,701)			21,714

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	33

Schedule of Investments (Cont.)

Emerging Markets Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOUTH KOREA 1.9%
Export-Import Bank Korea
7.100% due 03/15/2007	$2,000	$2,244
Hanvit Bank
12.750% due 03/01/2010 (a)	5,000	5,659
Korea Development Bank
5.500% due 11/13/2012	1,000	1,050
5.750% due 09/10/2013	6,630	7,021
Republic of Korea
8.875% due 04/15/2008	2,380	2,926

Total South Korea (Cost $18,403)		18,900

TUNISIA 2.9%
Banque Centrale De Tunisie
7.375% due 04/25/2012 (b)	$23,962	27,137
8.250% due 09/19/2027	1,860	2,083

Total Tunisia (Cost $28,609)		29,220

UKRAINE 1.1%
Republic of Ukraine
11.000% due 03/15/2007 (a)	$5,023	5,585
7.650% due 06/11/2013 (a)	1,600	1,601
7.650% due 06/11/2013	4,150	4,150

Total Ukraine (Cost $11,066)		11,336

UNITED STATES 0.1%
Pemex Project Funding Master Trust
8.625% due 02/01/2022	$750	840

Total United States (Cost $805)		840

VENEZUELA 0.0%
Republic of Venezuela Oil Linked Payment Obligation
0.000% due 04/15/2020 (a)	$4	0

Total Venezuela (Cost $0)		0

SHORT-TERM INSTRUMENTS 34.8%
Commercial Paper 33.0%
Danske Corp.
1.070% due 12/05/2003	11,400	11,378
1.060% due 12/19/2003	10,800	10,774
Fannie Mae
1.010% due 10/08/2003	30,200	30,194
1.010% due 10/15/2003	40,000	39,984
1.140% due 10/15/2003	14,600	14,593
1.025% due 10/22/2003	6,000	5,996
1.070% due 11/12/2003	10,500	10,487
1.010% due 11/18/2003	35,000	34,954
1.075% due 11/26/2003	19,850	19,817
1.070% due 12/15/2003	39,600	39,510
1.080% due 12/15/2003	22,000	21,950
Federal Home Loan Bank
1.020% due 10/22/2003	7,500	7,496
Freddie Mac
1.135% due 10/29/2003	29,900	29,874
General Electric Capital Corp.
1.120% due 01/21/2004	13,500	13,454
HBOS Treasury Services PLC
1.070% due 11/24/2003	20,000	19,968
Royal Bank of Scotland PLC
1.055% due 11/03/2003	5,100	5,095
1.085% due 01/20/2004	7,600	7,574
UBS Finance, Inc.
1.020% due 10/07/2003	$12,000	$11,998
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	1,000	1,000
1.085% due 01/28/2004	1,200	1,196

		337,292

Repurchase Agreement 1.8%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.000% due 11/19/2004 valued at $18,451. Repurchase proceeds are $18,089.)	18,089	18,089

Total Short-Term Instruments (Cost $355,383)		355,381

Total Investments 124.2% (Cost $1,236,450)		$1,269,998
Other Assets and Liabilities (Net) (24.2%)		(247,558)

Net Assets 100.0%		$1,022,440

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $384,933 and $385,542, respectively, as of September 30, 2003.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	$2,000	$2
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	4,000	16
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	$1,500	$0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	5,000	5
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Barclays Bank PLC Exp. 07/02/2004	10,000	10
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,500	16
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	500	0
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,500	7

34	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	$2,500	$14
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	3,000	11
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	3,000	22
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	3,000	4
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	8
Receive a fixed rate equal to 2.450% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 04/08/2013	3,500	136
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/01/2013	4,000	258
Receive a fixed rate equal to 2.840% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	5,400	365
Receive a fixed rate equal to 3.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2013	20,000	94
Receive a fixed rate equal to 3.110% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Citibank N.A., London Exp. 06/01/2013	20,000	179
Receive a fixed rate equal to 4.070% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan TRAC-X EM Index (i.e. Tradable Credit Index Emerging Markets).
Counterparty: J.P. Morgan Chase & Co. Exp. 12/20/2008	$4,000	$5
Receive a fixed rate equal to 7.850% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	3,000	116
Receive a fixed rate equal to 8.250% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 12/31/2009	14,000	406

		$1,677

(d)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BR	7,185	03/2004	$15	$0	$15
Buy	CY	19,128	09/2004	26	0	26
Buy	EC	14,698	11/2003	0	(232)	(232)
Buy	HF	530,072	03/2004	46	0	46
Buy	KW	2,791,707	03/2004	15	0	15
Buy	MP	39,095	02/2004	0	(23)	(23)
Buy		40,018	03/2004	0	(18)	(18)
Buy	PZ	9,564	03/2004	6	(5)	1
Buy	RR	74,645	03/2004	6	(13)	(7)
Buy	SR	17,221	03/2004	98	0	98
Sell		17,221	03/2004	11	0	11

				$223	$(291)	$(68)

(e)	Principal amount denoted in indicated currency:

BR - Brazilian Real

CY - Yuan Renminbi

EC - Euro

HF - Hungarian Forint

KW - South Korean Won

MP - Mexican Peso

PZ - Polish Zloty

RR - Russian Ruble

SR - South African Rand

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	35

Schedule of Investments

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.6%
Commonwealth of Australia
10.000% due 10/15/2007	A$	750	$597
Crusade Global Trust
1.460% due 05/15/2021 (a)		$3,705	3,711
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(m)		984	975
Medallion Trust
1.340% due 07/12/2031 (a)		2,135	2,129
Torrens Trust
1.380% due 07/15/2031 (a)		972	973

Total Australia (Cost $8,246)			8,385

AUSTRIA (k)(l) 1.0%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	15,953

Total Austria (Cost $14,055)			15,953

BELGIUM (k)(l) 1.4%
Kingdom of Belgium
7.000% due 11/21/2004	BF	183,200	5,569
6.250% due 03/28/2007	EC	1,400	1,812
7.500% due 07/29/2008		10,500	14,557

Total Belgium (Cost $18,079)			21,938

BRAZIL 0.4%
Republic of Brazil
11.000% due 01/11/2012		$2,750	2,833
8.000% due 04/15/2014		3,386	3,111

Total Brazil (Cost $5,836)			5,944

CANADA (k)(l) 3.9%
Commonwealth of Canada
6.000% due 06/01/2008	C$	6,900	5,607
5.500% due 06/01/2009		17,400	13,891
5.500% due 06/01/2010		17,300	13,784
6.000% due 06/01/2011		30,800	25,225
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,024

Total Canada (Cost $52,840)			60,531

CAYMAN ISLANDS (k)(l) 0.8%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	8,100	9,428
Redwood Capital II Ltd.
4.113% due 01/01/2004 (a)		$2,500	2,500
SHL Corp. Ltd.
0.754% due 12/25/2024 (a)	JY	53,345	478

Total Cayman Islands (Cost $11,540)			12,406

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$750	864
5.500% due 01/15/2013		1,200	1,251

Total Chile (Cost $2,010)			2,115

DENMARK (k)(l) 0.4%
Nykredit Konvertible
6.000% due 10/01/2029	DK	20,400	$3,290
Unikredit Realkredit
6.000% due 07/01/2029		18,759	3,032

Total Denmark (Cost $4,347)			6,322

FRANCE (k)(l) 6.6%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,117
France Telecom S.A.
7.750% due 03/01/2011		$1,800	2,202
Republic of France
5.250% due 04/25/2008	EC	47,000	59,633
4.000% due 04/25/2009		4,050	4,874
4.000% due 10/25/2009		30,070	36,086

Total France (Cost $77,279)			103,912

GERMANY (k)(l) 27.7%
Deutsche Telekom AG
1.671% due 03/10/2004 (a)	JY	200,000	1,803
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,433
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,128
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	554
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,772
Republic of Germany
4.250% due 03/12/2004		7,308	8,589
3.250% due 09/24/2004		4,770	5,619
6.000% due 01/05/2006 (b)		18,100	22,701
5.000% due 02/17/2006		4,000	4,926
6.250% due 04/26/2006 (b)		35,400	44,956
4.500% due 08/18/2006 (b)		28,800	35,250
3.000% due 04/11/2008 (b)		44,400	51,473
4.125% due 07/04/2008		1,950	2,366
4.500% due 07/04/2009 (b)		5,785	7,128
5.250% due 07/04/2010 (b)		1,900	2,428
5.250% due 01/04/2011		9,600	12,286
5.000% due 07/04/2011		100	126
5.000% due 01/04/2012 (b)		59,300	74,651
4.500% due 01/04/2013		5,285	6,413
6.250% due 01/04/2024 (b)		6,780	9,475
6.500% due 07/04/2027		69,660	100,673
5.625% due 01/04/2028 (b)		3,900	5,064
6.250% due 01/04/2030 (b)		14,298	20,139
5.500% due 01/04/2031 (b)		5,700	7,312

Total Germany (Cost $385,502)			433,265

GREECE (k)(l) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	1,103	1,287

Total Greece (Cost $1,431)			1,287

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.387% due 04/30/2028 (a)	EC	3,248	3,756
2.387% due 10/22/2035 (a)		773	900

Total Ireland (Cost $3,722)			4,656

ITALY (k)(l) 6.9%
First Italian Auto Transaction
2.428% due 07/01/2008 (a)	EC	4,737	$5,520
Republic of Italy
7.750% due 11/01/2006 (b)		5,700	7,612
4.500% due 05/01/2009 (b)		69,210	85,152
5.500% due 11/01/2010		1,700	2,201
5.250% due 08/01/2011		3,400	4,340
Siena Mortgage SpA
2.409% due 02/07/2037 (a)		1,500	1,750
Upgrade SpA
2.402% due 12/31/2035 (a)		1,000	1,159

Total Italy (Cost $92,352)			107,734

JAPAN (k)(l) 11.6%
Government of Japan
0.300% due 12/20/2007	JY	18,450,000	163,448
2.600% due 03/20/2019		1,190,000	11,987
1.900% due 09/20/2022		560,000	5,084

Total Japan (Cost $173,554)			180,519

LUXEMBOURG (k)(l) 0.2%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,533
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $2,303)			2,541

MEXICO (k)(l) 0.8%
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,220
9.375% due 12/02/2008		1,290	1,548
United Mexican States
6.375% due 01/16/2013		7,250	7,667
11.375% due 09/15/2016		500	722
8.000% due 09/24/2022		610	674
United Mexican States - 8BR
4.000% due 03/11/2004 (a)	JY	85,000	772
United Mexican States - 8RE
4.000% due 03/11/2004 (a)		45,000	409

Total Mexico (Cost $11,930)			13,012

NETHERLANDS (k)(l) 1.2%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$1,700	1,873
8.500% due 06/15/2010		1,300	1,593
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	15,065

Total Netherlands (Cost $14,879)			18,531

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,807

Total New Zealand (Cost $3,132)			3,807

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,824
9.375% due 07/23/2012		450	510

36	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

9.375% due 01/16/2023		$830	$896

Total Panama (Cost $2,899)			3,230

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		5,900	6,593
5.000% due 03/07/2017		2,679	2,461

Total Peru (Cost $7,908)			9,054

SPAIN (k)(l) 4.4%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,445	2,843
2.281% due 07/18/2022 (a)		2,716	3,148
Kingdom of Spain
5.150% due 07/30/2009		37,730	48,025
5.350% due 10/31/2011		11,100	14,303

Total Spain (Cost $53,563)			68,319

SUPRANATIONAL (k)(l) 0.5%
Eurofima
4.750% due 07/07/2004	SK	60,900	7,957

Total Supranational (Cost $7,001)			7,957

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,667

Total Sweden (Cost $2,673)			3,667

UNITED KINGDOM (k)(l) 9.5%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,449
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	5,030	5,857
British Telecom PLC
2.553% due 12/15/2003 (a)		$12,380	12,407
Core
1.340% due 03/17/2009 (a)		767	766
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		3,976	3,966
Haus Ltd.
2.436% due 12/14/2037 (a)	EC	7,708	8,995
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		500	684
Ocwen Mortgage Loan Trust
2.677% due 12/15/2031		340	397
Residential Mortgage Securities
1.500% due 05/12/2032 (a)		$779	779
United Kingdom Gilt
7.250% due 12/07/2007	BP	59,500	109,974

Total United Kingdom (Cost $137,571)			148,274

UNITED STATES (k)(l) 27.8%
Asset-Backed Securities 2.1%
ACE Securities Corp.
1.430% due 11/25/2028 (a)		$90	90
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		255	255
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		1,596	1,599
1.530% due 03/25/2033 (a)		1,484	1,487
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		$2,204	$2,207
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		586	587
1.520% due 10/25/2032 (a)		902	903
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		3,358	3,350
1.410% due 08/25/2032 (a)		705	705
Conseco Finance Securitizations Corp.
1.490% due 10/15/2031 (a)		189	189
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)		960	961
1.430% due 01/25/2032 (a)		712	711
1.570% due 10/25/2032 (a)		1,914	1,916
EQCC Home Equity Loan Trust
1.360% due 03/20/2030 (a)		154	154
First Alliance Mortgage Loan Trust
1.340% due 12/20/2027 (a)		74	74
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		2,235	2,239
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)		2,699	2,663
Mesa Trust Asset-Backed Certificates
1.520% due 11/25/2031 (a)		2,849	2,820
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		2,077	2,079
North Carolina State Education Authority
1.440% due 06/01/2009 (a)		319	319
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)		589	591
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)		16	15
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		942	944
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		5,342	5,334
Salomon Brothers Mortgage Securities VII, Inc.
1.450% due 02/25/2030 (a)		263	260

			32,452

Corporate Bonds & Notes 4.6%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,383
AT&T Corp.
4.389% due 11/21/2003 (a)	EC	10,600	12,412
CIT Group, Inc.
7.500% due 11/14/2003		$1,400	1,410
2.430% due 07/30/2004 (a)		500	505
2.840% due 01/31/2005 (a)		1,500	1,525
Conoco Funding Co.
7.250% due 10/15/2031		400	479
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		3,030	3,039
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	107,000	958
5.750% due 02/23/2004		$1,000	1,016
1.460% due 07/19/2004 (a)		2,800	2,790
3.227% due 10/25/2004 (a)		2,800	2,826
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,487
General Motors Acceptance Corp.
1.460% due 07/21/2004 (a)		$5,100	5,087
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,858
Household Finance Corp.
2.564% due 03/11/2004 (a)		$400	402
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		4,670	4,898
Kroger Co.
5.500% due 02/01/2013		3,120	3,269
Merrill Lynch & Co., Inc.
1.430% due 05/21/2004 (a)		6,710	6,724
MetLife, Inc.
3.911% due 05/15/2005		$900	$933
MGM Mirage, Inc.
6.950% due 02/01/2005		180	189
Mizuho Preferred Capital Co.
9.870% due 06/30/2049 (a)		500	539
8.790% due 12/29/2049 (a)		2,100	2,168
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,716
Sprint Capital Corp.
5.875% due 05/01/2004		$690	704
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	756
9.980% due 12/29/2049 (a)		1,800	1,957
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			72,530

Mortgage-Backed Securities 5.4%
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)		187	187
Bear Stearns Adjustable Rate Mortgage Trust
6.859% due 02/25/2031 (a)		422	428
6.143% due 12/25/2031 (a)(m)		423	423
6.147% due 01/25/2032 (a)		1,164	1,162
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		124	126
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,285
CS First Boston Mortgage Securities Corp.
5.724% due 05/25/2032 (a)		577	593
1.460% due 07/25/2032 (a)		757	758
6.000% due 01/25/2033		1,012	1,020
1.683% due 08/25/2033 (a)		4,608	4,540
Fannie Mae
5.500% due 05/01/2017 - 10/01/2017 (d)		5,738	5,942
3.450% due 07/01/2021 (a)		24	25
4.290% due 11/01/2022 (a)		61	62
4.200% due 01/01/2023 (a)		70	71
3.635% due 08/01/2023 (a)		445	459
6.464% due 12/01/2030 (a)		317	323
6.500% due 02/01/2026 - 07/01/2032 (d)		7,581	7,906
5.000% due 08/01/2033		300	300
Freddie Mac
5.500% due 05/15/2012		522	528
9.050% due 06/15/2019		19	19
3.329% due 06/01/2022 (a)		734	759
4.500% due 08/01/2022 (a)		63	65
6.000% due 06/15/2028		577	578
6.500% due 08/01/2032		6,786	7,088
Government National Mortgage Association
6.375% due 05/20/2022 (a)		19	20
5.380% due 05/20/2023 (a)		172	176
5.625% due 11/20/2021 - 12/20/2025 (a)(d)		921	959
5.750% due 07/20/2022 - 08/20/2027 (a)(d)		2,592	2,650
5.375% due 04/20/2024 - 04/20/2028 (a)(d)		1,378	1,415
4.375% due 05/20/2028 (a)		190	195
3.250% due 04/20/2030 (a)		2,689	2,697
4.000% due 04/20/2030 - 05/20/2030 (a)(d)		1,553	1,576
4.250% due 05/20/2030 (a)		1,575	1,580
4.500% due 11/20/2030 (a)		171	174
6.500% due 09/15/2032		5,084	5,342
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,220
Impac CMB Trust
1.520% due 07/25/2033 (a)		1,065	1,066

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	37

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035	$10,100	$11,426
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029 - 03/25/2032 (d)	3,022	3,059
5.620% due 09/25/2032 (a)	1,254	1,273
Residential Mortgage Securities
1.486% due 02/09/2028 (a)	359	359
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)	516	519
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,424	1,423
5.800% due 09/25/2031	424	428
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	187	187
5.188% due 10/25/2032 (a)	3,094	3,143
3.363% due 02/27/2034 (a)	3,725	3,771
3.247% due 12/25/2040 (a)	928	925
Wells Fargo Mortgage- Backed Securities Trust
4.821% due 09/25/2032 (a)	633	645

		83,875

Municipal Bonds & Notes 1.8%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	800	807
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,400	2,083
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	300	304
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	203
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	234
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	820	823
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,507
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	354
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,040
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	709
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	904
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,318
5.000% due 06/01/2032	2,000	2,020
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	$200	$204
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	303
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,277
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	323
5.500% due 06/01/2017	600	642
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,726
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,107
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	201
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,657

		27,291

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	640	6,720

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
5.000% due 01/20/2007	$9,575	9,684
5.250% due 03/22/2007	5,000	5,099
4.640% due 01/30/2008	13,700	14,111
5.640% due 12/10/2008	1,000	1,008
6.250% due 02/17/2011	12,300	12,506
Federal Home Loan Bank
5.665% due 03/22/2006	3,200	3,492
5.660% due 04/26/2006	1,200	1,312
5.880% due 11/25/2008	100	101
Freddie Mac
4.650% due 11/06/2006	500	502
6.000% due 05/25/2012	6,800	6,965
Small Business Administration
6.640% due 02/10/2011	$3,673	$3,987
6.344% due 08/10/2011	5,190	5,567
5.980% due 11/01/2022	7,989	8,620
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,475
5.880% due 04/01/2036	8,145	9,153
5.980% due 04/01/2036	1,855	2,073

		101,655

U.S. Treasury Obligations 7.0%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	3,404	3,387
3.625% due 04/15/2028	3,184	3,837
3.875% due 04/15/2029	5,705	7,187
U.S. Treasury Bond
8.125% due 08/15/2019	46,700	64,736
U.S. Treasury Strips
0.000% due 11/15/2003	400	400
0.000% due 08/15/2019	37,100	16,604
0.000% due 08/15/2020	32,000	13,414

		109,565

Total United States (Cost $415,802)		434,088

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 5-Year Note (CBOT)
5.500% due 05/15/2009
Strike @ 123.906
Exp. 11/15/2003	70,000	0

Total Purchased Call Options (Cost $11)		0

	# of Contracts
PURCHASED PUT OPTIONS (k)(l) 0.0%
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000
Exp. 12/02/2003	1,747	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000
Exp. 12/02/2003	417	0
Eurodollar December Futures (CME)
Strike @ 98.250
Exp. 12/15/2003	860	6
Eurodollar December Futures (CME)
Strike @ 98.125
Exp. 12/15/2003	100	1

Total Purchased Put Options (Cost $33)		7

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.9%
Commercial Paper 3.9%
Fannie Mae
1.080% due 02/23/2004	$30,500	30,365
1.085% due 03/10/2004	12,460	12,399
1.075% due 03/17/2004	14,000	13,928
1.080% due 03/17/2004	4,500	4,477

		61,169

38	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 1.1%
State Street Bank
0.800% due 10/01/2003	$16,502	$16,502
(Dated 09/30/2003. Collateralized by Freddie Mac 2.350% due 10/08/2004 valued at $16,836. Repurchase proceeds are $16,502.)
U.S. Treasury Bills 2.9%
0.102% due 12/04/2003-12/18/2003 (d)(e)(f)	45,390	45,294

Total Short-Term Instruments (Cost $122,978)		122,965

Total Investments 115.3% (Cost $1,633,476)		$1,800,419
Written Options (g) (0.8%) (Premiums $8,954)		(13,082)
Other Assets and Liabilities (Net) (14.5%)		(225,281)

Net Assets 100.0%		$1,562,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $244,123 and $255,403, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $12,727 as of September 30, 2003.

(f)	Securities with an aggregate market value of $30,486 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 93.000 (12/2004) - Long	91	$(1)
Euribor March Futures
(03/2005) - Long	79	115
Euribor December Futures
(12/2004) - Long	91	145
Euro-Bobl Note (12/2003) - Long	515	1,233
Euro-Bund 10-Year Note
(12/2003) - Long	1,501	5,592
Eurodollar June Futures
(06/2004) - Long	354	188
Government of Japan 10-Year Note
(12/2003) - Long	223	2,772
U.S. Treasury 10-Year Note
(12/2003) - Long	3,238	16,491
U.S. Treasury 30-Year Note
(12/2003) - Long	207	1,572

		$28,107

(g) Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 115.000
Exp. 11/22/2003	333	$235	$447
Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	213	193	699
Put - CBOT U.S. Treasury Note December Futures
Strike @ 106.000
Exp. 11/22/2003	172	176	16
Call - CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	92	220
Call - CBOT U.S. Treasury Note December Futures
Strike @ 110.000
Exp. 11/22/2003	97	129	355
Put - CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	87	13

		$912	$1,750

Type	Notional Amount	Premium	Value

Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.970%**
Exp. 10/04/2004	$700	$23	$68
Put - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.970%*
Exp. 10/04/2004	700	31	7
Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.175%**
Exp. 10/04/2004	84,000	2,493	5,004
Call - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.130%**
Exp. 11/10/2003	2,100	32	125
Put - OTC 10-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/20/2003	18,800	874	0
Put - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 6.130%*
Exp. 11/10/2003	2,100	89	0
Call - OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	8,700	195	604
Call - OTC 30-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.480%**
Exp. 04/03/2006	10,000	297	619
Call - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 4.375%**
Exp. 12/15/2006	$2,900	$38	$54
Call - OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%**
Exp. 01/07/2005	42,500	1,945	2,949
Put - OTC 7-Year LIBOR Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 7.000%*
Exp. 01/07/2005	2,500	48	16
Call - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 12/17/2003	11,200	63	67
Call - OTC 10-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	8,900	197	87
Call - OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 10/20/2003	18,800	192	0
Call - OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%**
Exp. 08/04/2005	13,600	584	963
Put - OTC 7-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%*
Exp. 08/04/2005	13,600	584	368
Call - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 5.750%**
Exp. 08/04/2005	4,100	145	290
Put - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 5.750%*
Exp. 08/04/2005	4,100	212	111

		$8,042	$11,332

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h) Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put - OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc. Exp. 12/18/2012	6,220	$212

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	39

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

(i) Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	56,600	$(603)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		132,500	(1,494)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2008	BP	1,300	(52)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		22,200	(956)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/01/2007		17,700	(573)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2004		3,900	77
Receive floating rate based on 6- month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		13,400	(127)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		2,600	14
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2013		2,700	21
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		21,100	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		17,100	42
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		60,000	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2018		11,600	(41)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016	BP	30,200	$(593)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		10,120	(250)
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month Canadian Bank Bill.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2008	C$	18,000	(154)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007	EC	36,400	408
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		17,600	192
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		1,700	(12)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		24,100	95
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		32,100	(113)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/02/2018		20,500	(41)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		57,050	(143)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		78,100	(112)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		9,900	(154)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		72,300	3,257
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		89,700	(9,175)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2031	EC	4,000	$(793)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	330,200	(1,107)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		86,600	(819)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		117,000	(1,383)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007	JY	525,000	63
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011		2,008,000	(16)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2008	SK	48,000	(19)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	120,200	348
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		77,800	268
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		49,500	(49)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$4,400	12
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		4,800	51

40	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	$6,000	$68
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	2,000	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	32,500	597
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013	81,200	1,779
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	5,400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	400	85
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	25,400	(87)
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013	46,800	732
Receive floating rate based on 3- month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	104,900	8,616

		$(1,943)

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$58,100	$107

(j) Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$5,500	$5,691	$5,656
U.S. Treasury Note	4.375	05/15/2007	101,200	108,672	107,793
U.S. Treasury Note	2.625	05/15/2008	18,000	17,959	17,756
U.S. Treasury Note	5.500	05/15/2009	68,000	76,941	75,801
U.S. Treasury Note	5.750	08/15/2010	13,762	15,760	15,389
U.S. Treasury Note	5.000	08/15/2011	6,150	6,729	6,566
U.S. Treasury Note	4.375	08/15/2012	9,650	10,065	9,784
U.S. Treasury Note	3.875	02/15/2013	16,500	16,497	16,034
U.S. Treasury Note	3.625	05/15/2013	150,825	148,085	144,130
U.S. Treasury Note	4.250	08/15/2013	35,000	35,890	35,107

				$442,289	$434,016

(k) Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	906	10/2003	$0	$(15)	$(15)
Sell		906	11/2003	0	0	0
Buy		906	10/2003	0	0	0
Buy	BP	2,631	10/2003	27	0	27
Sell		74,698	10/2003	0	(5,744)	(5,744)
Sell	C$	52,657	10/2003	0	(653)	(653)
Buy		565	10/2003	1	0	1
Sell	DK	43,574	12/2003	0	(275)	(275)
Buy	EC	12,131	11/2003	81	(4)	77
Buy		19,245	10/2003	248	(1)	247
Sell		462,410	11/2003	1	(7,092)	(7,091)
Sell		11,694	10/2003	0	(75)	(75)
Buy	H$	46,860	10/2003	44	0	44
Buy	JY	485,447	10/2003	23	(26)	(3)
Sell		23,280,126	10/2003	0	(4,089)	(4,089)
Sell	N$	5,601	10/2003	0	(156)	(156)
Sell		5,601	11/2003	0	(2)	(2)
Buy		5,601	11/2003	3	0	3
Sell	SK	85,213	12/2003	0	(570)	(570)

				$428	$(18,702)	$(18,274)

(l) Principal amount denoted in indicated currency:

A$	-	Australian Dollar
BF	-	Belgian Franc
BP	-	British Pound
C$	-	Canadian Dollar
DK	-	Danish Krone
EC	-	Euro
H$	-	Hong Kong Dollar
JY	-	Japanese Yen
N$	-	New Zealand Dollar
SF	-	Swiss Franc
SK	-	Swedish Krona

(m) Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,398, which is 0.09% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	41

Schedule of Investments

GNMA Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 0.1%
Small Business Administration
7.449% due 08/01/2010	$375	$418

Total U.S. Government Agencies (Cost $375)		418

MORTGAGE-BACKED SECURITIES 236.1%
Collateralized Mortgage Obligations 34.6%
Bank of America Mortgage Securities, Inc.
5.776% due 10/20/2032 (a)	643	658
CS First Boston Mortgage Securities Corp.
2.120% due 08/25/2031 (a)	422	424
1.450% due 03/25/2032 (a)	868	845
2.000% due 03/25/2032 (a)	1,124	1,116
2.360% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
1.470% due 02/25/2025 (a)	339	340
Freddie Mac
5.000% due 12/15/2013	61	61
Government National Mortgage Association
5.250% due 07/26/2021	3,921	3,924
6.500% due 09/20/2024	8,905	9,076
6.500% due 10/20/2025	662	661
1.420% due 12/16/2026 (a)	2,639	2,641
1.625% due 05/16/2027 (a)	328	330
1.520% due 06/16/2027 (a)	6,019	6,038
6.000% due 08/20/2027	3,742	3,741
1.620% due 07/16/2028 (a)	582	585
6.500% due 12/16/2028	20,668	20,878
6.500% due 04/16/2029	30,721	31,337
6.000% due 07/20/2029	3,549	3,583
1.770% due 06/20/2030 (a)	509	513
1.320% due 01/16/2031 (a)	11,125	11,124
1.420% due 08/16/2031 (a)	377	379
1.320% due 02/16/2032 (a)	5,557	5,559
1.670% due 04/16/2032 (a)	1,692	1,704
6.000% due 05/20/2032	1,861	1,863
1.370% due 08/16/2032 (a)	2,978	2,982
Sequoia Mortgage Trust
1.450% due 06/20/2032 (a)	818	814
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.410% due 01/25/2033 (a)	1,089	1,087
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	288	288

		117,922

Fannie Mae 30.9%
2.160% due 07/01/2011 (a)	2,545	2,556
2.210% due 07/01/2011 (a)	6,091	6,124
5.000% due 10/15/2033	4,000	4,001
5.500% due 11/18/2018-11/01/2033 (b)	83,000	84,780
6.000% due 10/15/2033	6,500	6,709
6.271% due 03/01/2018 (a)	23	23
6.500% due 10/15/2033	1,000	1,042
9.000% due 07/01/2018	21	24

		105,259

Federal Housing Administration 0.2%
7.430% due 03/01/2022	47	46
8.137% due 09/01/2040	470	494

		540

Freddie Mac 16.3%
4.169% due 05/01/2019 (a)	24	25
4.895% due 06/01/2030 (a)	66	68
5.000% due 10/15/2033	55,000	55,000
7.222% due 05/01/2031 (a)	$330	$334

		55,427

Government National Mortgage Association 153.9%
3.000% due 10/23/2033 (a)	11,000	10,966
3.500% due 10/23/2033 (a)	15,000	15,124
4.375% due 03/20/2018 - 02/20/2026 (a)(b)	126	129
4.500% due 02/20/2018 - 11/22/2033 (a)(b)	45,195	43,688
5.375% due 05/20/2016 - 06/20/2025 (a)(b)	204	210
5.500% due 10/20/2030 - 10/22/2033 (a)(b)	36,580	37,506
5.625% due 12/20/2017 (a)	36	38
5.750% due 07/20/2018 - 08/20/2025 (a)(b)	72	74
6.000% due 10/22/2033 - 11/13/2033 (b)	319,000	330,813
6.500% due 03/15/2028 - 10/22/2033 (b)	41,192	43,290
7.000% due 10/15/2028 - 10/22/2033 (b)	39,939	42,467

		524,305

Stripped Mortgage-Backed Securities 0.2%
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Government National Mortgage Association (PO)
0.000% due 03/16/2026	460	455
0.000% due 03/20/2030	191	191

		680

Total Mortgage-Backed Securities (Cost $798,901)		804,133

ASSET-BACKED SECURITIES 4.6%
Ace Securities Corp.
1.460% due 06/25/2032 (a)	556	557
Amortizing Residential Collateral Trust
1.410% due 07/25/2032 (a)	882	881
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	1,000	1,001
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	1,193	1,193
Conseco Finance Securitizations Corp.
9.290% due 12/15/2029	376	393
Countrywide Asset-Backed Certificates
1.380% due 05/25/2032 (a)	866	866
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
Fannie Mae
1.190% due 10/25/2033 (a)	3,967	3,969
Home Equity Asset Trust
1.420% due 11/25/2032 (a)	588	588
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	547	547
Indymac Home Equity Loan Asset-Backed Trust
2.190% due 12/25/2031 (a)	200	178
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
NPF XII, Inc.
7.345% due 10/01/2003 (a)(c)(h)	300	9
Saxon Asset Securities Trust
1.380% due 08/25/2032 (a)	600	599
Sequoia Mortgage Trust
1.460% due 10/25/2024 (a)	1,930	1,922
WFS Financial Owner Trust
1.549% due 10/20/2008 (a)	1,000	1,001

Total Asset-Backed Securities (Cost $16,041)		15,737

PURCHASED PUT OPTIONS 0.0%
Fannie Mae
6.010% due 01/14/2034 Strike @ 85.000 Exp. 01/07/2004	$68,000	$5
Government National Mortgage Association
6.010% due 12/18/2033 Strike @ 91.000 Exp. 12/11/2003	57,000	0
6.010% due 01/22/2034 Strike @ 90.031 Exp. 01/15/2004	107,000	13
6.010% due 01/22/2034 Strike @ 88.000 Exp. 01/15/2004	47,100	3
6.010% due 02/19/2034 Strike @ 94.000 Exp. 02/12/2004	37,000	4

Total Purchased Put Options (Cost $37)		25

SHORT-TERM INSTRUMENTS 45.5%
Commercial Paper 44.9%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,700	3,695
Danske Corp.
1.060% due 12/16/2003	10,000	9,977
Fannie Mae
1.060% due 10/29/2003	4,200	4,197
1.065% due 11/05/2003	600	599
1.070% due 11/12/2003	5,900	5,893
1.070% due 11/13/2003	4,900	4,894
1.075% due 11/26/2003	500	499
1.070% due 12/02/2003	4,500	4,492
1.065% due 12/03/2003	3,600	3,593
1.075% due 12/03/2003	7,200	7,186
1.070% due 12/10/2003	10,100	10,079
1.060% due 12/15/2003	1,300	1,297
1.080% due 12/15/2003	17,900	17,860
1.080% due 02/18/2004	10,000	9,957
1.080% due 02/19/2004	7,800	7,766
1.080% due 02/23/2004	12,000	11,947
1.095% due 03/24/2004	8,900	8,852
Federal Home Loan Bank
1.150% due 10/29/2003	4,600	4,596
General Electric Capital Corp.
1.030% due 11/13/2003	7,300	7,291
1.050% due 11/19/2003	2,700	2,696
HBOS Treasury Services PLC
1.070% due 12/02/2003	2,400	2,396
1.070% due 12/10/2003	5,000	4,989
1.065% due 12/23/2003	3,000	2,992
Royal Bank of Scotland PLC
1.020% due 10/16/2003	10,000	9,996
Westpac Capital Corp.
1.020% due 11/06/2003	5,000	4,995
1.020% due 11/07/2003	200	200

		152,934

U.S. Treasury Bills 0.6%
0.928% due 12/11/2003-12/18/2003 (b)(d)	1,930	1,925

Total Short-Term Instruments (Cost $154,865)		154,859

Total Investments 286.3% (Cost $970,219)		$975,172
Written Options (e) (0.0%) (Premiums $345)		(142)
Other Assets and Liabilities (Net) (186.3%)		(634,436)

Net Assets 100.0%		$340,594

42	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(e)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 6.000%** Exp. 03/05/2004	$24,100	$183	$82
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 03/05/2004	24,100	162	60

		$345	$142

**	The Fund will receive a floating rate based on 3-month LIBOR.

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $316.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$8,000	$(92)

(g)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$66,000	$66,021	$64,971
Fannie Mae	5.000	11/13/2033	57,000	56,822	56,230
Government National Mortgage Association	5.000	11/19/2033	53,000	52,950	52,793
Government National Mortgage Association	5.500	11/13/2033	35,500	36,154	36,165
Government National Mortgage Association	6.000	10/22/2033	125,000	129,844	129,092
Government National Mortgage Association	6.500	11/13/2033	35,000	36,695	36,679

				$378,486	$375,930

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9, which is 0.00% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	43

Schedule of Investments

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.8%
Banking & Finance 12.8%
Arch Western Finance LLC
6.750% due 07/01/2013	$14,385	$14,888
Beaver Valley Funding Corp.
8.625% due 06/01/2007	12,603	13,491
9.000% due 06/01/2017	9,382	10,423
Bluewater Finance Ltd.
10.250% due 02/15/2012	36,935	37,674
Bombardier Capital, Inc.
7.500% due 08/15/2004	30,809	32,272
7.090% due 03/30/2007 (a)(n)	21,000	22,633
Cedar Brakes II, LLC
9.875% due 09/01/2013	18,698	18,044
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	9,045	9,746
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (n)	10,150	11,237
8.900% due 04/01/2007 (n)	5,000	5,290
FINOVA Group, Inc.
7.500% due 11/15/2009	117,839	58,919
Ford Motor Credit Co.
7.000% due 10/01/2013	8,400	8,473
Forest City Enterprises, Inc.
7.625% due 06/01/2015	9,650	10,084
Gemstone Investors Ltd.
7.710% due 10/31/2004	48,093	47,732
General Motors Acceptance Corp.
6.875% due 08/28/2012	9,050	9,379
H&E Equipment Services LLC
11.125% due 06/15/2012	13,035	11,145
J.P. Morgan—HYDI
8.000% due 06/20/2008	148,480	151,450
9.000% due 06/20/2008	99,620	101,613
JET Equipment Trust
10.000% due 06/15/2012	8,680	3,385
7.630% due 08/15/2012	3,786	1,435
JSG Funding PLC
9.625% due 10/01/2012	11,660	12,826
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (b)	24,717	25,520
9.870% due 12/31/2049 (b)	18,150	19,580
Oasis CBO Ltd.
2.646% due 05/30/2011	5,000	4,000
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (b)	5,000	5,000
Pride Credit Linked
8.850% due 04/02/2007 (n)	5,000	5,290
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,071
7.250% due 02/15/2011	71,275	63,791
7.750% due 02/15/2031	5,730	4,899
Riggs Capital Trust II
8.875% due 03/15/2027	10,475	10,632
Riggs National Corp.
9.650% due 06/15/2009	2,605	2,774
Rotech Healthcare, Inc.
9.500% due 04/01/2012	30,597	32,433
Salton SEA Funding
7.370% due 05/30/2005	5,323	5,469
Targeted Return Index Securities Trust
0.976% due 05/15/2013	116,246	124,775
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (b)	26,740	29,072
Universal City Development Partners
11.750% due 04/01/2010	16,065	18,153
Ventas Capital Corp.
8.750% due 05/01/2009	17,590	19,261

		968,859

Industrials 48.6%
ABB Finance, Inc.
6.750% due 06/03/2004	7,500	7,534
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008	$6,000	$6,182
5.250% due 06/20/2008	6,000	5,778
8.550% due 08/01/2010	1,175	1,285
6.000% due 06/20/2013	34,420	32,458
8.850% due 08/01/2030	10,992	11,505
AEC Ironwood LLC
8.857% due 11/30/2025	40,750	42,074
Allbritton Communications Co.
7.750% due 12/15/2012	20,950	21,474
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,799	8,481
8.500% due 12/01/2008	24,160	26,214
7.875% due 01/01/2009	39,040	40,699
10.000% due 08/01/2009	21,848	23,787
4.390% due 04/30/2011 (b)	596	603
9.250% due 09/01/2012	26,650	29,582
7.875% due 04/15/2013	16,900	17,787
American Media Operations, Inc.
10.250% due 05/01/2009	32,029	34,391
8.875% due 01/15/2011	2,200	2,368
American Tower Escrow
0.000% due 08/01/2008	7,150	4,791
AmeriGas Partners LP
8.830% due 04/19/2010	16,463	18,192
8.875% due 05/20/2011	7,765	8,367
Arco Chemical Co.
9.375% due 12/15/2005	4,980	5,030
10.250% due 11/01/2010	6,450	6,103
Armor Holdings, Inc.
8.250% due 08/15/2013	1,290	1,371
Avecia Group PLC
11.000% due 07/01/2009	10,263	9,031
Aviall, Inc.
7.625% due 07/01/2011	15,245	15,702
Beverly Enterprises, Inc.
9.000% due 02/15/2006	19,855	20,252
9.625% due 04/15/2009	5,440	5,807
Bombardier, Inc.
6.750% due 05/01/2012	2,290	2,399
Boyd Gaming Corp.
8.750% due 04/15/2012	200	218
7.750% due 12/15/2012	31,137	32,305
Building Materials Corp.
7.750% due 07/15/2005	22,174	22,617
8.000% due 10/15/2007	2,392	2,341
8.000% due 12/01/2008	8,891	8,602
Cadmus Communications Corp.
9.750% due 06/01/2009	3,156	3,345
Calpine Corp.
8.500% due 07/15/2010	16,715	15,461
Canwest Media, Inc.
10.625% due 05/15/2011	8,535	9,730
Case Corp.
6.250% due 12/01/2003	48,119	48,360
Charter Communications Holdings LLC
8.625% due 04/01/2009	5,834	4,492
10.000% due 04/01/2009	13,740	10,923
9.625% due 11/15/2009	23,557	18,316
0.000% due 04/01/2011 (c)	4,400	3,135
Chesapeake Energy Corp.
8.375% due 11/01/2008	1,700	1,853
8.125% due 04/01/2011	6,085	6,633
8.500% due 03/15/2012	17,080	18,190
9.000% due 08/15/2012	13,325	15,057
7.500% due 09/15/2013	14,190	14,970
7.750% due 01/15/2015	5,285	5,602
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	12,180	12,180
Coastal Corp.
7.750% due 06/15/2010	840	701
9.625% due 05/15/2012	2,550	2,384
Colorado Interstate Gas Co.
6.850% due 06/15/2037	$7,400	$7,400
Commonwealth Brands, Inc.
9.750% due 04/15/2008	13,500	14,580
10.625% due 09/01/2008	11,750	12,631
Community Health Systems, Inc.
10.228% due 10/19/2006 (n)	4,000	4,607
10.000% due 03/13/2007 (n)	3,500	3,680
Continental Airlines, Inc.
7.056% due 09/15/2009	500	500
7.033% due 06/15/2011	1,855	1,415
7.461% due 04/01/2015	3,413	3,256
7.373% due 12/15/2015	2,275	1,730
6.545% due 02/02/2019	4,335	4,248
7.256% due 03/15/2020	726	711
Crown Castle International Corp.
0.000% due 05/15/2011 (c)	12,275	12,398
0.000% due 08/01/2011 (c)	9,185	9,185
9.500% due 08/01/2011	1,500	1,598
10.750% due 08/01/2011	18,923	21,099
Crown European Holdings S.A.
9.500% due 03/01/2011	35,900	38,772
10.875% due 03/01/2013	21,470	23,778
CSC Holdings, Inc.
8.125% due 07/15/2009	9,665	10,003
8.125% due 08/15/2009	10,490	10,857
7.625% due 04/01/2011	42,378	42,484
Delta Air Lines, Inc.
7.379% due 05/18/2010	4,589	4,580
6.619% due 03/18/2011	2,248	2,215
Dex Media East LLC
9.875% due 11/15/2009	11,920	13,559
Dex Media West LLC
8.500% due 08/15/2010	12,110	13,230
9.875% due 08/15/2013	14,180	16,094
Dimon, Inc.
7.750% due 06/01/2013	1,150	1,185
DirecTV Holdings LLC
8.375% due 03/15/2013	35,060	39,705
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	11,585
Domino’s Inc.
8.250% due 07/01/2011	1,025	1,088
Dresser, Inc.
9.375% due 04/15/2011	35,735	37,700
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,860	11,783
Dura Operating Corp.
8.625% due 04/15/2012	31,155	32,479
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	17,930	17,045
7.670% due 11/08/2016	35,740	30,401
Dynegy Holdings, Inc.
7.700% due 07/15/2008 (b)	2,500	2,581
9.875% due 07/15/2010 (d)	7,050	7,350
10.125% due 07/15/2013 (d)	8,800	9,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,310	10,404
5.000% due 10/01/2008 (b)	8,650	8,855
9.375% due 02/01/2009	30,132	32,279
El Paso CGP Co.
6.500% due 06/01/2008	3,600	2,916
7.625% due 09/01/2008	3,850	3,215
El Paso Corp.
6.750% due 05/15/2009	8,400	7,056
7.000% due 05/15/2011	2,650	2,200
7.875% due 06/15/2012	2,825	2,387
7.375% due 12/15/2012	20,405	16,783
7.800% due 08/01/2031	6,020	4,485
7.750% due 01/15/2032	29,725	22,145
Equistar Chemicals LP
10.125% due 09/01/2008	18,025	17,935

44	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

8.750% due 02/15/2009	$14,050	$13,207
Extended Stay America, Inc.
9.875% due 06/15/2011	35,110	38,928
Extendicare Health Services
9.350% due 12/15/2007	12,500	12,938
9.500% due 07/01/2010	9,740	10,617
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,265
7.080% due 08/01/2006 (n)	5,000	4,975
8.780% due 08/01/2007 (a)(n)	14,000	15,017
7.120% due 08/01/2008 (n)	5,000	5,189
8.870% due 08/01/2009 (a)(n)	7,300	8,051
7.240% due 08/01/2010 (n)	10,000	10,885
8.750% due 06/15/2012	7,538	8,103
Fimep S.A.
10.500% due 02/15/2013	4,335	4,920
Foamex LP
10.750% due 04/01/2009	3,915	3,514
Fort James Corp.
9.500% due 05/15/2022	29,889	30,188
Fresenius Medical Care
7.875% due 06/15/2011	22,065	23,168
Garden State Newspapers, Inc.
8.750% due 10/01/2009	24,412	25,205
8.625% due 07/01/2011	10,436	11,010
Georgia-Pacific Corp.
6.700% due 11/15/2003	21,870	21,979
9.875% due 11/01/2021	10,125	10,378
9.625% due 03/15/2022	14,176	14,389
9.125% due 07/01/2022	39,132	38,936
8.250% due 03/01/2023	7,100	6,603
8.125% due 06/15/2023	14,025	13,043
8.875% due 05/15/2031	13,195	13,327
Giant Industries, Inc.
11.000% due 05/15/2012	4,500	4,455
GulfTerra Energy Partners LP
8.500% due 06/01/2010	19,180	20,762
Hanover Equipment Trust
8.500% due 09/01/2008	43,885	45,421
HCA, Inc.
7.875% due 02/01/2011	4,198	4,693
6.300% due 10/01/2012	1,385	1,414
6.250% due 02/15/2013	1,500	1,524
6.750% due 07/15/2013	10,000	10,522
7.690% due 06/15/2025	5,000	5,190
HealthSouth Corp.
8.500% due 02/01/2008 (e)	12,780	11,310
8.375% due 10/01/2011 (e)	26,365	22,806
Hercules, Inc.
11.125% due 11/15/2007	6,325	9,330
Hilton Hotels Corp.
7.625% due 12/01/2012	30,060	32,991
HMH Properties, Inc.
7.875% due 08/01/2008	18,230	18,822
8.450% due 12/01/2008	6,424	6,721
Hollinger International Publishing
9.000% due 12/15/2010	36,596	38,746
Hollinger Participation Trust
12.125% due 11/15/2010 (f)	16,917	18,787
Host Marriott LP
8.375% due 02/15/2006 (b)	7,537	7,923
9.500% due 01/15/2007	16,935	18,629
9.250% due 10/01/2007	9,450	10,360
Ingles Markets, Inc.
8.875% due 12/01/2011	4,655	4,725
Insight Midwest LP
9.750% due 10/01/2009	21,075	21,338
10.500% due 11/01/2010	7,239	7,601
ISP Chemco, Inc.
10.250% due 07/01/2011	18,635	20,871
ISP Holdings, Inc.
10.625% due 12/15/2009	2,159	2,364
ITT Corp.
6.750% due 11/15/2003	$500	$502
Jefferson Smurfit Corp.
7.500% due 06/01/2013	6,405	6,533
Johnsondiversey, Inc.
9.625% due 05/15/2012	4,364	4,757
Jupiters Ltd.
8.500% due 03/01/2006	3,845	4,215
K&F Industries, Inc.
9.250% due 10/15/2007	2,150	2,225
9.625% due 12/15/2010	1,330	1,470
Kmart Corp.
12.350% due 01/01/2008 (n)	3,363	836
L-3 Communications Corp.
7.625% due 06/15/2012	1,000	1,088
6.125% due 07/15/2013	1,275	1,269
La Quinta Corp.
8.875% due 03/15/2011	4,055	4,415
Legrand S.A.
8.500% due 02/15/2025	13,225	13,490
Leviathan Gas Corp.
10.375% due 06/01/2009	4,548	5,185
Lyondell Chemical Co.
9.500% due 12/15/2008	11,555	22,301
Lyondell Petroleum
6.280% due 06/30/2006	147	147
Mail Well I Corp.
9.625% due 03/15/2012	17,005	18,535
Mandalay Resort Group
9.500% due 08/01/2008	2,000	2,305
9.375% due 02/15/2010	58,437	67,349
7.625% due 07/15/2013	12,085	12,508
6.700% due 11/15/2096	3,874	3,908
Mediacom Broadband LLC
11.000% due 07/15/2013	34,585	36,574
MGM Mirage, Inc.
8.500% due 09/15/2010	2,725	3,079
8.375% due 02/01/2011	36,505	40,338
Midwest Generation LLC
8.300% due 07/02/2009	5,225	4,990
8.560% due 01/02/2016	78,860	72,946
Millennium America, Inc.
9.250% due 06/15/2008	21,050	42,994
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,500	2,681
6.750% due 08/01/2007	5,750	6,066
6.750% due 02/01/2008	4,755	5,028
Newpark Resources, Inc.
8.625% due 12/15/2007	10,635	11,007
Nextel Communications, Inc.
9.950% due 02/15/2008	8,025	8,476
Norampac, Inc.
6.750% due 06/01/2013	3,325	3,408
OM Group, Inc.
9.250% due 12/15/2011	14,210	14,174
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,975	7,463
7.750% due 05/15/2011	7,465	7,764
8.750% due 11/15/2012	27,235	29,346
8.250% due 05/15/2013	22,825	23,396
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	21,020	24,278
PanAmSat Corp.
6.375% due 01/15/2008	260	270
8.500% due 02/01/2012	67,203	70,731
Park Place Entertainment Corp.
7.875% due 12/15/2005	695	739
9.375% due 02/15/2007	9,703	10,746
8.875% due 09/15/2008	4,855	5,389
7.875% due 03/15/2010	1,900	2,043
7.000% due 04/15/2013	36,358	37,767
Peabody Energy Corp.
6.875% due 03/15/2013	$31,960	$33,478
Pride International, Inc.
9.375% due 05/01/2007	16,792	17,380
10.000% due 06/01/2009	1,434	1,556
Primedia, Inc.
8.000% due 05/15/2013	29,240	29,679
Quebecor Media, Inc.
11.125% due 07/15/2011	35,929	41,139
Qwest Corp.
7.200% due 11/01/2004	10,165	10,495
7.250% due 11/01/2008 (b)	4,170	4,003
7.500% due 11/01/2008	3,900	3,764
8.875% due 03/15/2012	36,535	40,737
8.875% due 06/01/2031	11,420	11,991
Raychem Corp.
8.200% due 10/15/2008	5,075	5,418
RH Donnelley Finance Corp.
8.875% due 12/15/2010	6,650	7,481
Riggs Capital Trust
8.625% due 12/31/2026	13,470	13,605
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	5,508	5,935
11.000% due 12/01/2015	4,700	5,346
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,359	3,472
9.375% due 06/01/2008	37,363	39,325
Roundy’s, Inc.
8.875% due 06/15/2012	33,978	35,677
Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004	4,010	4,180
8.750% due 02/02/2011	6,000	6,570
Safety-Kleen Corp.
9.250% due 06/01/2008 (e)	22,459	27
9.250% due 05/15/2009 (e)	11,042	552
Salem Communications Holding Corp.
7.750% due 12/15/2010	9,250	9,528
Shaw Communications, Inc.
8.250% due 04/11/2010	3,665	4,059
7.200% due 12/15/2011	7,975	8,513
Six Flags, Inc.
9.750% due 04/15/2013	37,230	35,182
Sonat, Inc.
7.625% due 07/15/2011	18,412	15,282
SPX Corp.
9.400% due 06/14/2005 (n)	20,000	21,960
6.250% due 06/15/2011	17,175	17,132
7.500% due 01/01/2013	7,675	8,116
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	23,500	25,321
7.875% due 05/01/2012	20,100	22,110
Stone Container Corp.
11.500% due 08/15/2006	4,600	4,905
9.750% due 02/01/2011	2,305	2,524
8.375% due 07/01/2012	2,920	3,081
TeleCorp PCS, Inc.
10.625% due 07/15/2010	150	178
Tenet Healthcare Corp.
6.375% due 12/01/2011	12,100	11,646
6.500% due 06/01/2012	6,000	5,760
7.375% due 02/01/2013	37,495	37,964
Tesoro Petroleum Corp.
9.625% due 11/01/2008	4,035	4,035
9.625% due 04/01/2012	12,220	12,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	9,840	9,742
10.125% due 02/01/2011	5,700	5,714
Tritel PCS, Inc.
10.375% due 01/15/2011	26,412	31,898
TRW Automotive, Inc.
9.375% due 02/15/2013	22,950	25,934

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	45

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Tyco International Group S.A.
5.875% due 11/01/2004	$1,000	$1,030
6.750% due 02/15/2011	44,210	46,863
U.S. Airways, Inc.
9.625% due 09/01/2003 (e)	17,690	6,103
9.330% due 01/01/2006 (e)	3,157	824
United Airlines, Inc.
1.360% due 03/02/2004 (b)	4,779	3,751
6.201% due 09/01/2008	2,300	1,861
9.410% due 06/15/2010	1,172	492
7.730% due 07/01/2010	27,485	21,471
7.186% due 04/01/2011 (e)	4,074	3,467
6.602% due 09/01/2013	6,950	5,689
7.783% due 01/01/2014	465	361
8.360% due 01/20/2019	1,830	1,798
Vintage Petroleum, Inc.
8.625% due 02/01/2009	10,468	10,861
7.875% due 05/15/2011	13,570	14,147
8.250% due 05/01/2012	23,985	25,964
Vivendi Universal S.A.
6.250% due 07/15/2008	12,470	12,906
9.250% due 04/15/2010	11,085	12,859
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Western Gas Resources, Inc.
10.000% due 06/15/2009	4,015	4,266
Westlake Chemical Corp.
8.750% due 07/15/2011	3,700	3,857
Williams Cos., Inc.
9.250% due 03/15/2004	41,550	42,589
6.625% due 11/15/2004	5,100	5,177
7.375% due 11/15/2006	3,600	3,960
8.625% due 06/01/2010	21,060	22,482
7.125% due 09/01/2011	1,275	1,265
8.125% due 03/15/2012	6,930	7,242
7.625% due 07/15/2019	21,135	19,761
7.875% due 09/01/2021	32,240	30,628
7.500% due 01/15/2031	11,927	10,675
7.750% due 06/15/2031	16,480	14,997
8.750% due 03/15/2032	7,795	7,737
Xerox Capital Europe PLC
5.875% due 05/15/2004	19,952	20,152
Xerox Corp.
5.500% due 11/15/2003	10,025	10,050
5.250% due 12/15/2003	13,935	14,057
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,680	8,854
8.500% due 12/15/2008	6,000	6,420
10.000% due 03/01/2011	28,255	30,092

		3,676,225

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	35,700	38,556
AES Corp.
10.000% due 12/12/2005	5,000	5,175
8.750% due 05/15/2013	69,390	73,206
8.540% due 11/30/2019	3,893	4,019
AT&T Corp.
8.500% due 11/15/2031	11,245	13,360
Calpine Corp.
8.750% due 07/15/2013	23,650	21,758
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	27,730	31,302
7.875% due 04/01/2013	15,565	17,516
CMS Energy Corp.
7.625% due 11/15/2004	12,115	12,357
7.000% due 01/15/2005	39,814	39,714
9.875% due 10/15/2007	2,000	2,150
8.900% due 07/15/2008	8,910	9,266
7.500% due 01/15/2009	25,555	25,427
7.750% due 08/01/2010	11,400	11,343
DPL, Inc.
6.250% due 05/15/2008	$2,000	$2,077
Edison International, Inc.
6.875% due 09/15/2004	57,634	58,931
El Paso Energy Partners
8.500% due 06/01/2011	16,894	18,288
El Paso Natural Gas Co.
7.625% due 08/01/2010	620	605
8.625% due 01/15/2022	7,000	6,493
El Paso Production Holding Co.
7.750% due 06/01/2013	30,755	29,371
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,040	3,314
7.625% due 11/14/2011	7,390	8,055
MSW Energy Holdings LLC
8.500% due 09/01/2010	1,855	1,948
Nextel Communications, Inc.
9.375% due 11/15/2009	3,450	3,761
7.375% due 08/01/2015	20,900	21,214
NorAm Energy Corp.
6.375% due 11/01/2003	42,255	42,341
Northwestern Bell Telephone
6.250% due 01/01/2007	8,225	8,225
Pinnacle Partners
8.830% due 08/15/2004	73,310	76,609
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	8,500	8,500
8.625% due 02/15/2008	10,000	10,225
10.000% due 10/01/2009	21,825	23,135
8.500% due 06/15/2011	41,675	41,988
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,300	4,613
Rocky River Realty
8.810% due 04/14/2007 (a)(n)	1,825	2,095
Rural Cellular Corp.
9.625% due 05/15/2008	9,508	8,700
9.750% due 01/15/2010	1,949	1,783
SESI LLC
8.875% due 05/15/2011	15,079	16,059
South Point Energy Corp.
8.400% due 05/30/2012	38,876	36,568
Southern California Edison Co.
8.000% due 02/15/2007	30,922	34,710
Sprint Capital Corp.
6.900% due 05/01/2019	11,800	12,132
6.875% due 11/15/2028	12,610	12,340
8.750% due 03/15/2032	25,950	30,943
TECO Energy, Inc.
7.500% due 06/15/2010	23,140	23,574
Triton PCS, Inc.
8.750% due 11/15/2011	12,950	12,982
8.500% due 06/01/2013	2,100	2,263
TXU Corp.
6.375% due 01/01/2008	1,110	1,147
7.000% due 03/15/2013	23,125	25,191
Vintage Petroleum, Inc.
9.750% due 06/30/2009	6,170	6,602
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (a)(n)	448	448
10.732% due 01/01/2013 (a)(n)	8,005	8,005
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (e)	10,000	3,325
7.500% due 05/15/2011 (e)	8,000	2,660
6.950% due 08/15/2028 (e)	12,700	4,223
8.250% due 05/15/2031 (e)	43,450	14,447

		935,039

Total Corporate Bonds & Notes (Cost $5,420,460)		5,580,123

MUNICIPAL BONDS & NOTES 0.0%
New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$2,000	$1,801

Total Municipal Bonds & Notes (Cost $1,917)		1,801

MORTGAGE-BACKED SECURITIES 0.4%
Collateralized Mortgage Obligations 0.4%
Continental Airlines, Inc.
6.920% due 04/02/2013 (a)(n)	28,504	26,231
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,256

		28,487

Fannie Mae 0.0%
5.500% due 09/01/2017	78	81

Total Mortgage-Backed Securities (Cost $29,712)		28,568

ASSET-BACKED SECURITIES 3.0%
AES Corp.
5.130% due 07/29/2008 (b)	2,143	2,147
5.320% due 07/29/2008 (b)	2,857	2,862
Allied Waste North America, Inc.
4.390% due 04/30/2010 (b)	1,132	1,145
4.400% due 04/30/2012 (b)	596	603
4.400% due 04/30/2013 (b)	179	181
4.540% due 04/30/2014 (b)	358	362
Aquila, Inc.
8.750% due 04/15/2006 (b)	5,894	5,997
Canwest Media
3.880% due 11/15/2008 (b)	1,250	1,262
Centennial Cellular
4.280% due 05/31/2007 (b)	55	54
4.390% due 05/31/2007 (b)	529	523
4.450% due 05/31/2007 (b)	1,669	1,636
4.510% due 01/04/2008 (b)	892	882
4.530% due 01/04/2008	43	43
4.590% due 01/04/2008 (b)	373	369
Charter Communications Holdings LLC
3.860% due 03/18/2008 (b)	11,859	11,260
CITGO Petroleum Corp.
8.250% due 02/24/2006 (b)	2,000	2,068
Crown Castle International Corp.
3.850% due 03/31/2008 (b)	1,995	2,001
DaVita, Inc.
3.640% due 06/23/2009 (b)	69	69
3.680% due 06/23/2009 (b)	1,851	1,861
3.610% due 06/23/2010 (b)	1,851	1,861
3.660% due 06/23/2011 (b)	1,851	1,861
3.620% due 06/23/2012 (b)	2,856	2,872
Dex Media East LLC
5.000% due 11/08/2008 (b)(d)	2,644	2,654
Dex Media West LLC
3.870% due 09/10/2010 (b)	1,975	1,995
DirecTV Holdings LLC
4.000% due 03/06/2010 (b)	669	673
4.020% due 03/06/2010 (b)	1,166	1,173
3.990% due 04/06/2010 (b)	1,166	1,173
Graphic Packaging Corp.
4.120% due 08/08/2009 (b)	415	394
4.120% due 08/08/2009 (b)(d)	7,920	7,514
4.130% due 08/08/2009 (b)	332	315
4.190% due 08/08/2009 (b)	332	312
Houghton Mifflin Co.
6.250% due 12/30/2008 (b)(d)	2,462	2,332
8.250% due 02/01/2011 (b)	18,380	19,345

46	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Insight Midwest LP
4.062% due 12/15/2009 (b)		$4,500	$4,511
Levi Strauss & Co.
5.360% due 07/31/2006 (b)		1,895	1,894
Lyondell Petroleum
6.250% due 06/30/2006 (b)		29	29
Mission Energy
8.625% due 07/25/2006 (b)		1,688	1,075
8.778% due 07/25/2006 (b)		4,812	3,063
Nextel Partners, Inc.
4.125% due 03/31/2008 (b)		17	17
4.187% due 03/31/2008 (b)		4,606	4,607
4.500% due 06/30/2008		19	19
4.562% due 06/30/2008 (b)		7,594	7,634
4.750% due 12/31/2008		22	22
4.812% due 12/31/2008 (b)		7,591	7,632
PPM America High Yield Ltd.
2.071% due 06/01/2011 (b)		8,507	6,717
Qwest Corp.
4.620% due 11/30/2005 (b)		3,685	3,662
6.500% due 06/05/2007 (b)(d)		68,500	70,110
6.950% due 06/05/2010		500	491
Rayovac Corp.
4.880% due 10/01/2009 (b)		1,000	1,004
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (b)		1,744	1,779
5.280% due 07/30/2010 (b)		1,744	1,779
5.110% due 08/30/2010 (b)		249	254
5.100% due 08/30/2011 (b)		724	739
Rural Cellular Corp.
4.630% due 04/03/2009 (b)		1,114	1,103
4.880% due 04/03/2009 (b)		2,114	2,094
Springer
3.871% due 09/16/2011 (b)		1,000	997
4.371% due 09/16/2012 (b)		1,000	997
Stone Container Corp.
3.625% due 06/30/2009 (b)		4,069	4,101
TRW Automotive, Inc.
4.130% due 02/27/2011 (b)		8,000	8,058
Tyco International Group S.A.
6.379% due 07/26/2006 (b)(d)(n)		12,500	12,767
Xerox Corp.
3.390% due 04/30/2005 (b)		3,000	3,004

Total Asset-Backed Securities (Cost $229,084)			229,958

SOVEREIGN ISSUES 6.9%
Republic of Brazil
2.125% due 04/15/2006 (b)		73,018	71,375
2.562% due 04/15/2006 (b)		8,844	8,645
11.500% due 03/12/2008		10,000	11,025
2.187% due 04/15/2009 (b)		2,824	2,538
10.000% due 08/07/2011		4,000	3,940
11.000% due 01/11/2012		11,600	11,948
2.187% due 04/15/2012 (b)		10,000	8,000
8.000% due 04/15/2014		102,958	94,598
11.000% due 08/17/2040		25,750	24,334
Republic of Panama
9.625% due 02/08/2011		19,850	22,778
9.375% due 07/23/2012		5,730	6,518
9.375% due 07/23/2012		11,200	12,706
1.937% due 07/17/2014		8,747	8,178
2.250% due 07/17/2016 (b)		24,650	20,952
10.750% due 05/15/2020		9,125	10,927
9.375% due 01/16/2023		2,247	2,427
8.875% due 09/30/2027		14,625	15,137
9.375% due 04/01/2029		12,525	14,278
Republic of Peru
9.125% due 01/15/2008		19,800	23,166
9.125% due 02/21/2012		65,010	72,649
9.875% due 02/06/2015		18,600	21,623
4.500% due 03/07/2017		$1,200	$1,047
5.000% due 03/07/2017		9,071	8,334
Russian Federation
5.000% due 03/31/2030		44,440	42,062

Total Sovereign Issues (Cost $488,373)			519,185

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 3.9%
ABB International Finance Ltd.
5.125% due 01/11/2006	EC	3,000	3,403
Aspropulsion Capital
9.625% due 10/01/2013		1,200	1,397
Ball Corp.
4.630% due 11/30/2009		5,413	6,355
Barry Callebaut Services NV
9.250% due 03/15/2010		2,800	3,582
Crown Euro Holdings S.A.
10.250% due 03/01/2011		4,000	4,984
Del Monte Corp.
5.876% due 12/31/2010		906	1,068
Eircom Funding
8.250% due 08/15/2015		9,365	11,778
El Paso Corp.
5.750% due 03/14/2006		5,000	5,182
7.125% due 05/06/2009		12,600	12,472
Fimep S.A.
11.000% due 02/15/2013		17,860	24,075
Flender Holding GmbH
11.000% due 08/01/2010		1,225	1,541
Fort James Corp.
4.750% due 06/29/2004		5,800	6,734
Fresenius Finance BV
7.750% due 04/30/2009		1,800	2,222
Fresenius Medical Care
7.375% due 06/15/2011		6,000	7,155
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,834
JSG Funding PLC
10.125% due 10/01/2012		22,275	28,340
Kappa Beheer BV
10.625% due 07/15/2009		250	314
Kronos International, Inc.
8.875% due 06/30/2009		17,615	21,437
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,350
10.375% due 06/01/2011		5,700	7,600
PTC International Finance II
10.875% due 05/01/2008		5,000	6,420
11.250% due 12/01/2009		6,200	7,942
Telemedia Nederland
4.869% due 03/10/2011		2,131	2,464
5.369% due 03/10/2012		2,131	2,469
TRW Automotive, Inc.
10.125% due 02/15/2013		21,750	27,862
11.750% due 02/15/2013		800	1,057
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	33,273
6.125% due 04/04/2007		1,700	2,037
5.500% due 11/19/2008		4,487	5,194
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		20,375	24,677
7.250% due 08/15/2013		2,000	2,422
Xerox Capital Europe PLC
5.250% due 12/03/2004		14,075	16,375
Xerox Corp.
3.500% due 02/04/2004		5,000	5,828

Total Foreign Currency-Denominated Issues (Cost $254,314)			294,843

	# of Contracts		Value (000s)
PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures Strike @ 96.000 Exp. 03/15/2004		4,764	$30

Total Purchased Put Options (Cost $77)			30

CONVERTIBLE BONDS & NOTES 1.7%
	Principal Amount (000s)
Banking & Finance 0.6%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$48,740	48,192

Healthcare 0.1%
HealthSouth Corp.
3.250% due 04/01/2049 (e)		6,575	5,884

Industrials 0.7%
Dimon, Inc.
6.250% due 03/31/2007 (n)		39,227	37,890
Starwood Hotels & Resorts Worldwide, Inc.
0.000% due 05/25/2021		30,000	17,137

			55,027

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005		19,980	18,007

Total Convertible Bonds & Notes (Cost $122,434)			127,110

COMMON STOCKS 0.1%
	Shares
Industrials 0.1%
Dobson Communications Corp.		1,414,399	11,485

Total Common Stocks (Cost $9,321)			11,485

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 01/15/2008		21,975	4,436

Total Convertible Preferred Stock (Cost $3,670)			4,436

PREFERRED STOCK 0.8%
CSC Holdings, Inc.
11.125% due 04/01/2008		302,696	31,707
Fresenius Medical Care
7.875% due 02/01/2008		28,413	29,621

Total Preferred Stock (Cost $61,072)			61,328

SHORT-TERM INSTRUMENTS 7.5%
	Principal Amount (000s)
Commercial Paper 6.6%
Fannie Mae
1.050% due 10/01/2003		$14,700	14,700
1.055% due 11/19/2003		56,000	55,920
1.070% due 12/02/2003		80,000	79,851
1.045% due 12/10/2003		100,000	99,789
1.070% due 12/10/2003		15,000	14,968
1.075% due 12/16/2003		44,200	44,099

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	47

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.080% due 02/02/2004	$100,000	$99,622
1.080% due 02/24/2004	13,800	13,738
1.080% due 03/17/2004	10,600	10,545
HBOS Treasury Services PLC
1.070% due 12/15/2003	50,000	49,887
Kraft Foods, Inc.
1.940% due 02/27/2004	16,300	16,300

		499,419

Repurchase Agreements 0.7%
State Street Bank
0.800% due 10/01/2003	50,532	50,532

(Dated 09/30/2003. Collateralized by Fannie Mae 2.600% due 10/01/2004 valued at $546 and Freddie Mac 3.250% due 11/15/2004 valued at $25,505 and Federal Home Loan Bank 2.125% due 12/15/2004 valued at $25,501. Repurchase proceeds are $50,533.)

U.S. Treasury Bills 0.2%
1.010% due 12/04/2003-12/18/2003 (g)(h)(i)	14,105	14,076

Total Short-Term Instruments (Cost $564,052)		564,027

Total Investments 98.2% (Cost $7,184,486)		$7,422,894
Written Options (j) (0.2%) (Premiums $17,141)		(16,059)
Other Assets and Liabilities (Net) 2.0%		154,343

Net Assets 100.0%		$7,561,178

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	08/11/2003	$21,205	$22,633	0.30%
Continental Airlines, Inc.	07/01/2003	25,378	26,231	0.35
Ferrellgas Partners LP	06/30/2003	15,433	15,017	0.20
Ferrellgas Partners LP	06/30/2003	8,212	8,051	0.11
RockyRiver Realty	11/22/2000	1,802	2,095	0.03
Wilmington Trust Co. - Tucson Electric	01/07/1993 - 05/16/2003	7,593	8,005	0.11
Wilmington Trust Co. - Tucson Electric	06/29/1993	439	448	0.01

		$80,062	$82,480	1.11%

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Security becomes interest bearing at a future date.

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $46,284 and $45,461, respectively, as of September 30, 2003.

(e)	Security is in default.

(f)	Payment in-kind bond security.

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Securities with an aggregate market value of $5,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchase Put Options
Strike @ 89.00 (03/2005) - Long	1,915	$(26)
Euribor March Futures
(03/2005) - Long	896	1,304
Euribor December Futures
(12/2004) - Long	1,019	1,620
Eurodollar September Futures
(09/2004) - Long	2,205	4,566
Eurodollar December Futures
(12/2004) - Long	2,559	5,417

		$12,881

(i)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $8,276 as of September 30, 2003.

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 7.000%* Exp. 01/07/2005	$206,100	$3,566	$1,323
Call - OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 5.500%** Exp. 01/07/2005	4,400	91	305
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.000%** Exp. 01/07/2005	117,800	2,780	5,753
Call - OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%** Exp. 10/07/2004	92,500	1,512	1,190
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd. Strike @ 4.000%** Exp. 10/07/2004	68,300	1,052	879
Put - OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 6.500%* Exp. 10/07/2004	92,500	2,643	924
Put - OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd. Strike @ 6.500%* Exp. 10/07/2004	68,300	2,015	682
Call - OTC 7-Year Interest Rate Swap
Counterparty: Wachovia Bank, N.A. Strike @ 5.500%** Exp. 01/07/2005	72,100	3,482	5,003

		$17,141	$16,059

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011
Counterparty: Goldman Sachs & Co. Exp. 03/01/2004	$5,000	$(1,181)
Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2004	2,500	(500)

48	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$5,000	$8
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	6
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	5,000	0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Hilton Hotels Corp. 3.375% due 04/15/2023.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	(8)
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	20,000	10
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Royal Caribbean Cruises Ltd. 0.00% due 05/18/2021.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	16,000	16
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Cemex S.A. de C.V. 12.750% due 07/15/2006.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	$6,000	$48
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	6,000	(2)
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/02/2004	20,000	(10)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	5,000	54
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.350% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC Exp. 09/02/2004	10,000	10
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	8,000	0
Receive a fixed rate equal to 1.520% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	5,000	75
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of FirstEnergy Corp. 6.450% due 11/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2004	5,000	29
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,000	24
Receive a fixed rate equal to 1.760% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 07/02/2004	$10,000	$41
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	11
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	12
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	10
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	10
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	7
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2005	8,000	132
Receive a fixed rate equal to 3.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2013	20,000	375
Receive a fixed rate equal to 3.270% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2013	17,000	342
Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	31,800	(56)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	49

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: Credit Suisse First Boston Exp. 06/02/2008	$4,950	$18
Receive a fixed rate equal to 5.200% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	14,615	(66)
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	204
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/03/2004	5,500	96

		$(225)

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	238,458	11/2003	$0	$(3,766)	$(3,766)

(m)	Principal amount denoted in indicated currency:

EC—Euro

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $207,086, which is 2.74% of net assets.

50	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.1%
Banking & Finance 2.8%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,836
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,038
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	3,000	3,010
CIT Group, Inc.
2.610% due 01/31/2005 (a)	48,850	49,652
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,634	1,640
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,501
7.100% due 03/15/2007	6,700	7,519
Ford Motor Credit Co.
1.718% due 07/19/2004 (a)	800	797
6.875% due 02/01/2006	10,000	10,644
7.375% due 10/28/2009	100	107
7.875% due 06/15/2010	1,860	2,019
7.375% due 02/01/2011	580	611
7.250% due 10/25/2011	250	261
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,028
General Motors Acceptance Corp.
5.750% due 11/10/2003	5,000	5,022
2.088% due 01/20/2004 (a)	41,720	41,755
1.877% due 03/22/2004 (a)	5,000	5,008
1.360% due 04/05/2004 (a)	21,700	21,676
1.914% due 05/04/2004 (a)	3,700	3,704
1.836% due 05/10/2004 (a)	600	600
1.830% due 05/17/2004 (a)	1,300	1,301
7.625% due 06/15/2004	1,000	1,039
6.850% due 06/17/2004	1,000	1,034
1.460% due 07/21/2004 (a)	600	598
1.510% due 07/30/2004 (a)	400	399
4.500% due 07/15/2006	18,700	19,110
6.125% due 02/01/2007	4,000	4,238
6.125% due 08/28/2007	1,500	1,587
7.430% due 12/01/2021	373	373
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	22,082
Household Finance Corp.
7.125% due 09/01/2005	50	55
IMEXA Export Trust
10.625% due 12/31/2005	1,784	1,338
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	106
Korea Development Bank
6.625% due 11/21/2003	20,300	20,437
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,036
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	17,920
Middletown Trust
11.750% due 07/15/2010	748	765
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	1,000	1,005
Pemex Finance Ltd.
6.125% due 11/15/2003	1,267	1,273
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	54,400	54,979
Phoenix Quake Wind Ltd.
3.466% due 07/03/2008 (a)	12,900	12,900
4.516% due 07/03/2008 (a)	3,000	2,988
Shopping Center Associates
6.750% due 01/15/2004	11,725	11,898
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,054
State Street Capital Trust II
1.630% due 02/15/2008 (a)	12,000	12,011
Trinom Ltd.
5.060% due 12/18/2004 (a)	$5,700	$5,735

		398,689

Industrials 1.7%
Altria Group, Inc.
7.500% due 04/01/2004	1,430	1,462
7.650% due 07/01/2008	7,500	8,200
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,043
Coastal Corp.
6.500% due 05/15/2006	10,000	8,850
DaimlerChrysler North America Holding Corp.
1.450% due 08/16/2004 (a)	1,000	999
Eastman Chemical Co.
6.375% due 01/15/2004	250	253
Enron Corp.
6.500% due 08/01/2002 (b)(k)	13,700	1,170
6.750% due 09/01/2004 (b)	1,545	317
7.625% due 09/10/2004 (b)	2,400	492
8.375% due 05/23/2005 (b)	7,355	1,508
8.000% due 08/15/2005 (b)	8,300	3,154
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	4,576
HCA, Inc.
6.910% due 06/15/2005 (a)	2,125	2,245
8.850% due 01/01/2007	1,200	1,359
International Game Technology
7.875% due 05/15/2004	500	518
ITT Corp.
6.750% due 11/15/2005	2,000	2,118
Lenfest Communications, Inc.
8.375% due 11/01/2005	7,900	8,828
MGM Mirage, Inc.
8.500% due 09/15/2010	55	62
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,600
9.375% due 12/02/2008	5,500	6,600
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.950% due 06/01/2006	25,000	26,355
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,970
Qwest Corp.
5.650% due 11/01/2004	9,250	9,343
6.125% due 11/15/2005	2,330	2,365
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	992
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,920
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,112
SR Wind Ltd.
6.386% due 05/18/2005 (a)	6,000	6,029
6.886% due 05/18/2005 (a)	3,000	3,042
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,116
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,048
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,300
6.375% due 06/15/2005	6,500	6,793
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,842
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,396
7.000% due 10/01/2004	6,524	6,837
6.875% due 05/15/2009	1,000	1,135
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	3,075
6.250% due 02/01/2006	110	110
7.625% due 07/15/2019	200	187

		240,322

Utilities 2.6%
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	$1,000	$1,073
7.500% due 05/01/2007	12,000	13,670
British Telecom PLC
2.435% due 12/15/2003 (a)	8,900	8,919
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,056
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,069
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	35,168
France Telecom S.A.
8.450% due 03/01/2006 (a)	62,000	70,194
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	503
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	2,004
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	46,700	47,284
Progress Energy, Inc.
6.050% due 04/15/2007	11,200	12,195
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,235
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,541
Sprint Capital Corp.
5.700% due 11/15/2003	4,000	4,013
7.900% due 03/15/2005	16,700	18,045
6.000% due 01/15/2007	21,000	22,619
6.125% due 11/15/2008	88,441	95,602
6.875% due 11/15/2028	30	29
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,035
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,093

		382,245

Total Corporate Bonds & Notes (Cost $1,019,720)		1,021,256

MUNICIPAL BONDS & NOTES 0.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	29,600	29,707

Connecticut 0.0%
State of Connecticut General Obligation Bonds, Series 1994
5.500% due 03/15/2009	3,215	3,329

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	6,999

Total Municipal Bonds & Notes (Cost $40,049)		40,035

U.S. GOVERNMENT AGENCIES 0.0%
Small Business Administration
2.750% due 02/25/2014 (a)	366	371

Total U.S. Government Agencies (Cost $365)		371

U.S. TREASURY OBLIGATIONS 4.3%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	3,830	4,215
3.625% due 01/15/2008	104,357	117,124
3.875% due 01/15/2009	404,901	462,663
4.250% due 01/15/2010	10,384	12,191

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	51

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

3.500% due 01/15/2011	$20,709	$23,440

Total U.S. Treasury Obligations (Cost $607,528)		619,633

MORTGAGE-BACKED SECURITIES 48.2%
Collateralized Mortgage Obligations 9.6%
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	14,250	14,571
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	615	624
6.141% due 01/25/2032 (a)	2,693	2,689
6.003% due 02/25/2032 (a)	1,145	1,143
6.074% due 02/25/2032 (a)	2,396	2,403
5.359% due 10/25/2032 (a)	4,528	4,669
6.037% due 10/25/2032 (a)	374	379
5.377% due 01/25/2033 (a)	31,009	31,383
5.668% due 01/25/2033 (a)	8,500	8,548
5.215% due 03/25/2033 (a)	50,582	52,163
5.467% due 03/25/2033 (a)	66,346	68,129
Cendant Mortgage Corp.
6.750% due 04/25/2031	82	82
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	15	15
Citicorp Mortgage Securities, Inc.
5.332% due 12/01/2019 (a)	75	75
6.750% due 05/25/2028	2,080	2,093
5.750% due 02/25/2033	17,101	17,570
Commercial Trust
6.670% due 12/15/2003 (a)(k)	1,746	1,546
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	103,448	108,187
Countrywide Home Loans, Inc.
4.893% due 09/19/2032 (a)	9,356	9,455
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,188	4,546
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	7,992	8,034
7.500% due 03/25/2031	3,167	3,227
1.117% due 03/25/2032 (a)	26,244	25,553
2.003% due 03/25/2032 (a)	46,645	46,335
6.181% due 06/25/2032 (a)	12,962	13,367
5.763% due 10/25/2032 (a)	16,064	16,345
6.000% due 01/25/2033	530	534
2.360% due 08/25/2033 (a)	1,564	1,540
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	294	323
4.890% due 05/25/2024 (a)	291	291
1.610% due 06/25/2026 (a)	2,380	2,387
Drexel Burnham Lambert CMO Trust
1.937% due 05/01/2016 (a)	10	10
Fannie Mae
9.250% due 10/25/2018	22	25
9.500% due 03/25/2020	1,892	2,147
9.500% due 05/25/2020	345	392
9.000% due 03/25/2021	1,146	1,296
9.000% due 04/25/2021	37	42
8.000% due 12/25/2021	774	803
1.725% due 04/25/2022 (a)	63	64
6.000% due 02/25/2029	5,087	5,145
6.000% due 04/25/2030	15,947	16,367
6.500% due 06/01/2031	11,503	12,228
1.520% due 06/25/2032 (a)	804	807
6.500% due 01/01/2033	18,585	19,764
6.000% due 04/01/2033	335	346
5.000% due 04/25/2033	156,348	160,043
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	786	786
Freddie Mac
8.000% due 07/01/2006	10	11
8.500% due 01/01/2007	$24	$26
9.500% due 07/01/2010	28	30
6.500% due 08/15/2011	3,369	3,501
8.000% due 01/01/2012	58	62
5.000% due 04/15/2016	47,795	49,867
10.000% due 07/15/2019	82	82
10.000% due 05/15/2020	61	61
9.000% due 12/15/2020	759	759
9.500% due 01/15/2021	312	312
8.000% due 04/15/2021	303	303
9.000% due 05/15/2021	42	43
9.500% due 09/01/2021	7	8
8.000% due 04/01/2022	104	113
8.000% due 11/01/2022	71	77
8.500% due 08/01/2024	34	37
8.500% due 11/01/2024	269	292
6.000% due 11/15/2027	15,179	15,279
6.250% due 04/15/2028	1,237	1,267
5.625% due 07/15/2028	2,889	2,922
6.000% due 01/15/2029	80,822	83,055
5.750% due 06/15/2029	4,858	4,930
6.000% due 10/15/2029	2,627	2,639
7.500% due 07/15/2030	4,158	4,413
1.570% due 11/15/2030 (a)	108	109
6.500% due 04/15/2031	3,490	3,666
6.500% due 07/15/2031	11,446	12,521
6.500% due 06/15/2032	7,591	8,245
4.076% due 08/15/2032 (a)	2,473	2,575
6.500% due 07/25/2043 (k)	127,200	135,389
Glendale Federal Savings & Loan
11.000% due 03/01/2010 (k)	9	9
Golden Mortgage Loan Asset-Backed REMIC
7.875% due 02/25/2031 (a)	1,741	1,825
Government National Mortgage Association
1.660% due 12/16/2025 (a)	770	776
GSR Mortgage Loan Trust
6.000% due 03/25/2032	25,952	26,611
6.000% due 07/25/2032	4,423	4,434
Home Savings of America
4.014% due 05/25/2027 (a)	423	421
Imperial Savings Association
8.847% due 07/25/2017 (a)	8	8
8.414% due 02/25/2018	166	166
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (k)	44	47
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	3	3
MASTR Asset Securitization Trust
5.500% due 09/25/2033	63,794	64,731
Mellon Residential Funding Corp.
3.977% due 07/25/2029 (a)	5,249	5,279
Morgan Stanley Capital I
7.430% due 11/15/2028	5	5
Morgan Stanley Dean Witter Capital I, Inc.
7.460% due 02/15/2020	2,537	2,537
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	7,721	8,118
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,277	1,278
6.297% due 11/10/2030	1,892	1,905
Norwest Asset Securities Corp.
6.500% due 01/25/2029	1,414	1,414
PNC Mortgage Securities Corp.
7.340% due 05/25/2040 (a)	9	9
Prudential Home Mortgage Securities
7.500% due 09/25/2007	219	226
7.000% due 01/25/2008	4,256	4,252
6.750% due 11/25/2008	2,445	2,443
Prudential-Bache Trust
8.400% due 03/20/2021	1,185	1,220
Resecuritization Mortgage Trust
1.350% due 04/26/2021 (a)	992	988
6.500% due 04/19/2029	$8,668	$8,745
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	39	40
1.350% due 06/25/2031	47	47
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	244	243
7.000% due 10/25/2027 (a)	667	667
6.250% due 11/25/2028	2,401	2,400
5.656% due 09/25/2032 (a)	7,447	7,560
Resolution Trust Corp.
6.558% due 05/25/2029 (a)	965	964
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
6.103% due 03/25/2024 (a)	277	276
6.113% due 10/25/2024 (a)	39	39
8.000% due 09/25/2030	172	180
Sears Mortgage Securities
12.000% due 02/25/2014	26	26
Sequoia Mortgage Trust
1.410% due 08/20/2032 (a)	30,456	30,628
SLH Mortgage Trust
9.600% due 03/25/2021	184	184
Structured Asset Mortgage Investments, Inc.
6.872% due 06/25/2028 (a)	210	215
6.503% due 06/25/2029 (a)	5,106	5,135
9.342% due 06/25/2029 (a)	2,901	3,080
1.440% due 09/19/2032 (a)	58,406	58,184
Structured Asset Securities Corp.
6.750% due 07/25/2029	2,768	2,773
1.560% due 05/25/2031 (a)	296	296
1.670% due 05/25/2031 (a)	1,922	1,927
6.250% due 01/25/2032	5,504	5,662
6.150% due 07/25/2032 (a)	5,330	5,426
1.400% due 01/25/2033 (a)	9,529	9,512
Torrens Trust
1.370% due 07/15/2031 (a)	3,173	3,178
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	2,709	2,715
Vendee Mortgage Trust
6.500% due 05/15/2029	37,208	40,354
Washington Mutual Mortgage Securities Corp.
6.209% due 07/25/2032 (a)	9,625	9,791
5.140% due 02/25/2033 (a)	16,445	16,990
5.462% due 02/25/2033 (a)	4,565	4,690
3.363% due 02/27/2034 (a)	35,581	36,020
Wells Fargo Mortgage-Backed Securities Trust
6.029% due 01/25/2032 (a)	423	423
5.093% due 09/25/2032 (a)	3,835	3,873

		1,392,245

Fannie Mae 28.5%
2.849% due 10/01/2030 - 11/01/2039 (a)(c)	6,025	6,117
3.196% due 01/01/2021 (a)	112	114
3.370% due 06/01/2017 (a)	43	43
3.380% due 08/01/2017 - 07/01/2018 (a)(c)	46	47
3.611% due 11/01/2017 (a)	166	168
3.726% due 07/01/2017 (a)	161	165
3.748% due 11/01/2017 (a)	93	94
3.878% due 11/01/2018 (a)	17	17
4.000% due 07/01/2017 (a)	130	132
4.114% due 04/01/2024 (a)	643	667
4.160% due 10/01/2024 (a)	787	799
4.262% due 01/01/2024 (a)	32	32
4.346% due 07/25/2017 (a)	1,239	1,315
4.356% due 02/01/2028 (a)	1,102	1,132
4.481% due 01/01/2024 (a)	444	454
4.500% due 10/20/2018	20,000	20,169
4.649% due 12/01/2017 (a)	60	60
4.676% due 04/01/2018 (a)	3,414	3,514
4.886% due 07/01/2023 (a)	106	106

52	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.000% due 12/01/2013 - 10/20/2018 (c)	$1,546,714	$1,586,096
5.003% due 12/01/2023 (a)	113	114
5.500% due 10/01/2008 - 12/01/2018 (c)	765,837	793,199
6.000% due 04/01/2011 - 10/15/2033 (c)	1,547,935	1,605,240
6.285% due 08/01/2029 (a)	4,339	4,491
6.500% due 09/01/2005 - 02/01/2033 (c)	30,037	31,317
7.000% due 12/01/2006 - 07/01/2012 (c)	44,894	47,657
8.000% due 02/01/2027 - 11/01/2031 (c)	21,940	23,704
8.500% due 03/01/2008 - 04/01/2025 (c)	793	863
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024 - 11/01/2025 (c)	1,071	1,193
10.000% due 02/01/2004 - 01/01/2025 (c)	262	290
10.500% due 06/01/2005 - 12/01/2024 (c)	33	35
11.000% due 11/01/2020	16	18
11.250% due 10/01/2015	14	16
11.500% due 12/01/2008 - 02/01/2020 (c)	20	23
11.750% due 02/01/2016	31	36
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	7	9
15.500% due 10/01/2012 - 12/01/2012 (c)	2	2
15.750% due 12/01/2011	12	14
16.000% due 09/01/2012 - 12/01/2012 (c)	6	6

		4,129,478

Federal Housing Administration 0.2%
6.950% due 04/01/2014	1,770	1,777
7.421% due 11/01/2019	163	163
7.430% due 10/01/2019 - 11/01/2025 (c)	23,929	23,902

		25,842

Freddie Mac 9.1%
2.875% due 03/01/2017 (a)	102	103
3.625% due 01/01/2017 (a)	16	16
4.283% due 06/01/2024 (a)	230	238
4.334% due 11/01/2022 (a)	745	768
4.365% due 11/01/2023 (a)	167	172
4.385% due 10/01/2023 (a)	432	447
4.396% due 03/01/2024 (a)	29	30
4.461% due 01/01/2024 (a)	618	640
4.513% due 07/01/2018 (a)	124	129
4.547% due 09/01/2023 (a)	78	81
4.563% due 12/01/2022 (a)	230	238
4.621% due 01/01/2024 (a)	310	321
5.000% due 10/20/2018	52,000	53,251
5.628% due 02/01/2020 (a)	1,028	1,065
6.000% due 09/01/2006 - 10/15/2033 (c)	1,208,945	1,250,133
6.922% due 10/01/2027 (a)	240	249
7.500% due 09/01/2006	12	13
8.000% due 03/01/2007 - 12/01/2024 (c)	936	1,016
8.250% due 10/01/2007 - 01/01/2009 (c)	29	31
8.500% due 07/01/2005 - 11/01/2025 (c)	2,929	3,187
9.000% due 07/01/2004 - 08/01/2022 (c)	921	1,028
9.500% due 12/01/2004 - 02/01/2025 (c)	91	101
9.750% due 11/01/2008	$201	$219
10.000% due 03/01/2016 - 10/01/2019 (c)	35	40
10.500% due 10/01/2010 - 02/01/2016 (c)	10	10
10.750% due 09/01/2009 - 08/01/2011 (c)	120	134
11.500% due 10/01/2015 - 01/01/2016 (c)	18	20
11.750% due 11/01/2010 - 08/01/2015 (c)	3	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012- 04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011 - 12/01/2011 (c)	2	3

		1,313,697

Government National Mortgage Association 0.8%
4.000% due 01/20/2032 - 02/20/2032 (a)(c)	38,289	38,762
4.375% due 03/20/2017 - 06/20/2027 (a)(c)	20,654	21,134
4.500% due 05/20/2030 (a)	111	112
5.000% due 07/20/2030 (a)	125	127
5.375% due 04/20/2016 - 05/20/2027 (a)(c)	7,606	7,797
5.625% due 10/20/2023 - 12/20/2027 (a)(c)	13,144	13,676
5.750% due 08/20/2022 - 07/20/2027 (a)(c)	16,752	17,128
6.500% due 10/15/2023 - 10/15/2032 (c)	691	727
7.000% due 03/15/2011 - 10/15/2011 (c)	54	57
7.500% due 03/15/2022 - 11/15/2026 (c)	1,346	1,453
8.000% due 11/15/2006 - 12/15/2024 (c)	8,783	9,605
8.500% due 12/15/2021	12	13
9.000% due 06/20/2016 - 12/15/2030 (c)	2,809	3,053
9.500% due 10/15/2016 - 06/15/2025 (c)	38	42
9.750% due 08/15/2017 - 10/15/2017 (c)	119	134
10.000% due 10/15/2013 - 11/15/2025 (c)	23	25
10.500% due 11/15/2019 - 02/15/2021 (c)	7	7
11.000% due 09/15/2010	2	3
11.500% due 08/15/2018	16	18
11.750% due 08/15/2013 - 08/15/2015 (c)	34	40
12.000% due 06/20/2015	3	4
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011 - 11/15/2012 (c)	18	21
16.000% due 12/15/2011 - 02/15/2012 (c)	18	22

		113,966

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	3,829	58
6.500% due 03/25/2009	919	97
6.500% due 03/25/2023	721	22
256.000% due 11/01/2008	6	22
Freddie Mac (IO)
4.000% due 01/15/2024	10,921	1,043
6.500% due 04/15/2022	257	3
7.000% due 05/15/2023	55	1
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	$23,800	$1,081

		2,327

Total Mortgage-Backed Securities (Cost $6,922,018)		6,977,555

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	7,957	7,962
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	5,396	5,423
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,062
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	19	19
1.410% due 07/15/2030 (a)	26	26
1.430% due 05/25/2032 (a)	5,130	5,139
1.380% due 08/25/2032 (a)	15,883	15,865
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)	2,047	2,047
1.410% due 07/25/2032 (a)	34,446	34,404
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	89	89
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)	62,819	62,969
Capital Asset Research Funding LP
6.400% due 12/15/2004	26	26
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	30,232	30,239
Community Program Loan Trust
4.500% due 10/01/2018	11,193	11,362
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	5,029	5,029
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	4,720	4,718
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	65	65
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	2,800	1,120
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	96	96
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	34,827	34,797
Green Tree Financial Corp.
7.400% due 06/15/2027	6,355	6,678
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	8,143	8,156
IMC Home Equity Loan Trust
1.325% due 10/20/2027 (a)	946	947
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	7,566	7,559
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	40	40
Morgan Stanley Dean Witter Capital I, Inc.
1.440% due 07/25/2032 (a)	8,765	8,762
Ocwen Mortgage Loan Asset-Backed Certificates
1.430% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.400% due 09/25/2030 (a)	5	5
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	8,903	8,918
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	13,512	13,636
Whole Auto Loan Trust
1.880% due 06/15/2005	3,832	3,841
WMC Mortgage Loan
1.450% due 05/15/2030 (a)	1,653	1,654

Total Asset-Backed Securities (Cost $287,056)		286,944

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	53

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	$57,936	$56,632
2.187% due 04/15/2009 (a)	1,976	1,777
11.000% due 01/11/2012	3,000	3,090
8.000% due 04/15/2014	7,696	7,071
Republic of Panama
8.250% due 04/22/2008	5,500	6,105

Total Sovereign Issues (Cost $70,287)		74,675

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
8.125% due 12/31/2049	3,000	1,609
Rhone-Poulenc S.A.
13.331% due 12/31/2049	13,000	330

Total Preferred Stock (Cost $3,213)		1,939

SHORT-TERM INSTRUMENTS 45.4%
	Principal Amount (000s)
Certificates of Deposit 2.1%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$300,000	300,000

Commercial Paper 42.5%
Anz, Inc.
1.060% due 10/02/2003	86,700	86,698
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,100	3,096
Danske Corp.
1.070% due 12/05/2003	400	399
E.I. du Pont de Nemours & Co.
1.010% due 10/14/2003	39,422	39,408
Fannie Mae
1.010% due 10/01/2003	355,600	355,600
1.050% due 10/01/2003	181,700	181,700
1.010% due 10/08/2003	80,800	80,784
1.140% due 10/15/2003	200,000	199,911
1.025% due 10/22/2003	2,400	2,399
1.030% due 10/22/2003	219,100	218,968
1.060% due 10/22/2003	208	208
1.045% due 10/29/2003	43,900	43,864
1.010% due 11/05/2003	100,700	100,603
1.070% due 11/12/2003	5,859	5,852
1.010% due 11/13/2003	37,200	37,155
1.010% due 11/18/2003	160,300	160,089
1.020% due 11/19/2003	176,700	176,455
1.055% due 11/19/2003	3,900	3,894
1.060% due 11/19/2003	207,764	207,464
1.075% due 11/26/2003	700	699
1.080% due 12/03/2003	200,000	199,622
1.045% due 12/10/2003	163,795	163,449
1.050% due 12/10/2003	234,588	234,093
1.055% due 12/10/2003	94,000	93,802
1.110% due 12/11/2003	300,000	299,358
1.060% due 12/15/2003	30,000	29,932
1.010% due 12/17/2003	$2,300	$2,295
1.050% due 12/17/2003	120,000	119,722
1.080% due 02/23/2004	100,000	99,557
1.137% due 03/03/2004	269,532	268,263
1.085% due 03/10/2004	148,300	147,569
1.090% due 03/10/2004	9,250	9,204
1.085% due 03/24/2004	200,000	198,926
Federal Home Loan Bank
1.001% due 10/01/2003	196,800	196,800
1.010% due 10/08/2003	40,700	40,692
1.010% due 10/10/2003	60,000	59,985
1.010% due 10/15/2003	160,000	159,938
1.014% due 10/22/2003	200,000	199,882
1.020% due 10/22/2003	1,100	1,099
1.029% due 10/24/2003	146,900	146,803
1.154% due 11/05/2003	200,000	199,776
1.040% due 11/07/2003	44,225	44,178
1.095% due 03/10/2004	88,000	87,566
1.074% due 03/24/2004	100,000	99,463
Freddie Mac
1.135% due 10/30/2003	300,000	299,726
General Electric Capital Corp.
1.030% due 10/20/2003	19,800	19,789
1.020% due 12/16/2003	82,400	82,211
1.020% due 12/17/2003	122,400	122,116
HBOS Treasury Services PLC
1.030% due 10/14/2003	6,811	6,808
1.030% due 10/21/2003	3,100	3,098
1.060% due 11/10/2003	1,600	1,598
1.080% due 11/20/2003	9,791	9,776
1.070% due 12/02/2003	31,000	30,942
1.070% due 12/09/2003	100,000	99,793
1.070% due 12/12/2003	73,100	72,941
1.070% due 12/15/2003	96,500	96,282
Shell Finance (UK) PLC
1.020% due 10/07/2003	24,700	24,696
1.060% due 12/11/2003	693	692
Shell Finance BV
1.020% due 10/01/2003	40,200	40,200
1.020% due 10/02/2003	36,650	36,649
UBS Finance, Inc.
1.020% due 10/07/2003	122,300	122,279
1.025% due 10/09/2003	14,700	14,697
Westpac Capital Corp.
1.020% due 11/10/2003	41,000	40,954
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,900	5,899
1.080% due 12/05/2003	6,000	5,988
1.090% due 12/19/2003	600	599

		6,144,953

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003	75,000	75,000

(Dated 09/30/2003. Collateralized by Freddie Mac 3.875 due 02/15/2005 valued at $76,504. Repurchase proceeds are $75,002.)
U.S. Treasury Bills 0.3%
1.010% due 12/04/2003 - 12/18/2003 (c)(d)(e)	50,765	50,652

Total Short-Term Instruments (Cost $6,570,741)		6,570,605

Total Investments 107.8% (Cost $15,520,977)		$15,593,013
Written Options (g) (0.0%) (Premiums $5,984)		(716)
Other Assets and Liabilities (Net) (7.8%)		$(1,129,102)

Net Assets 100.0%		$14,463,195

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $48,181 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar June Futures
(06/2004)—Long	4,280	$3,088
Eurodollar September Futures
(09/2004)—Long	623	1,121
Eurodollar December Futures
(12/2004)—Long	4,912	3,862
Eurodollar March Futures
(03/2005)—Long	4,448	3,320
Eurodollar September Futures
(09/2005)—Long	4,033	2,545
United Kingdom 90-Day LIBOR
Futures (12/2003)—Long	312	(360)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	438	23
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	491	101
United Kingdom 90-Day LIBOR
Futures (09/2004)—Long	275	(293)
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	290	(297)
U.S. Treasury 2-Year Note
(12/2003)—Long	1,503	2,571
U.S. Treasury 5-Year Note
(12/2003)—Long	604	1,106

		$16,788

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $998 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put - CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	$2,997	$31

54	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Type	Notional Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	$129,300	$1,319	$632
Put — OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	53

		$2,987	$685

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP 14,300	$(152)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	50,000	(483)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005	75,000	(749)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2032	95,800	(1,050)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC 148,500	741
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005	$5,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	16,400	45
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	50,000	193
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	$30,000	$124
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	4,500	22
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	7,150	26

		$(1,286)

(i)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	BP	7,674	10/2003	$0	$(590)	$(590)
Buy	EC	1,587,643	10/2003	0	(4)	(4)

				$0	$(594)	$(594)

(j)	Principal amount denoted in indicated currency:

BP — British Pound

EC — Euro

(k)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,161, which is 0.96% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	55

Schedule of Investments

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 102.6%
Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,120

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.950% due 01/01/2032 (a)	2,000	2,000
Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,363
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	678
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,336
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	924

		8,301

California 3.8%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,570
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,525
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	353
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,217
0.000% due 01/15/2027 (b)	1,500	1,155
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	371
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,167
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	190	195
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
5.000% due 09/02/2004	150	155
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	$170	$176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	335	340
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	372
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,001
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,251
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	351

		14,181

Colorado 1.3%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	370	391
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	115	118
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	165	173
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,477
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,447
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	1,075	1,148

		4,754

Connecticut 2.4%
Connecticut State General Obligation Bonds, Series 2001
9.974% due 12/15/2012 (a)	5,000	6,621
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,441

		9,062

Florida 6.0%
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010 (c)	1,335	1,521
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,000	993
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,806
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	$290	$350
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,110
Orange County, Florida School Board Certificates of Participation Bonds, (AMBAC Insured), Series 2000
1.150% due 08/01/2025 (a)	1,150	1,150
Orange County, Florida School Board Certificates of Participation Bonds, (MBIA Insured), Series 2002
1.150% due 08/01/2027	2,090	2,090
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.670% due 10/01/2015 (a)	500	513
State of Florida Department of Transportation Revenue Bonds, (Series 2003)
5.000% due 07/01/2011 (c)	6,205	6,956
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	975

		22,464

Georgia 3.6%
Atlanta Downtown Development Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.020% due 10/01/2016 (a)	100	100
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	4,600	4,600
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,436
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,818
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,263

		13,455

Hawaii 0.6%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,005	1,024
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,147

		2,171

Illinois 8.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	431
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,123

56	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	$1,000	$221
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	955
Chicago, Illinois Metropolitan Water Reclamation District - Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,576
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,537
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,421
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	92
0.000% due 12/01/2012	135	94
0.000% due 12/01/2014	255	159
0.000% due 12/01/2015	1,885	1,113
4.400% due 12/01/2012	1,365	1,459
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2003
5.000% due 12/01/2012 (c)	1,170	1,308
Du Page Water Commission Illinois Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/01/2010	2,200	2,458
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Pre-Refunded)
5.750% due 05/01/2013	705	785
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Un-Refunded)
5.750% due 05/01/2013	430	459
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
10.220% due 07/01/2012 (a)	2,000	2,177
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	816
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,953
9.000% due 02/01/2009	650	854
9.000% due 02/01/2011	690	939
9.000% due 02/01/2012	1,065	1,476
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,073

		30,317

Indiana 7.1%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,289
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	$1,395	$1,482
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	470	503
4.250% due 07/15/2011	290	307
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	222
4.750% due 07/15/2009	200	223
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	202
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,694
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	924
4.250% due 01/10/2010	950	1,020
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	852
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,123
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 01/15/2018	1,000	1,103
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	8,021
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	448
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	201
Sunman Dearborn, Indiana Intermediate School Building Corp. Revenue Bonds, (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,402

		26,440

Kentucky 0.6%
Kentucky State Turnpike Authority Economic Development Revenue Bonds
5.500% due 07/01/2010	2,000	2,312

Louisiana 1.7%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	250	277
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.690% due 04/01/2019 (a)	2,850	3,214
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	$1,000	$789
9.308% due 05/15/2039 (a)	3,500	2,143

		6,423

Massachusetts 0.7%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,155
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	85	86
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	433
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	224
4.800% due 11/01/2008	90	96
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,561

Michigan 3.1%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	764
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,816
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,109
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,313
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,138
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	827
Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	3,500	3,639

		11,606

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	408
5.400% due 07/20/2028	1,265	1,309
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,032

		2,749

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,386

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	57

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Missouri 3.2%
Kansas City, Missouri School District Capital Improvements Project Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2010	$3,585	$4,030
5.000% due 02/01/2011	3,525	3,944
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2000
5.750% due 07/01/2014	1,250	1,422
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA - Landesbank Hessen Insured), Series 2003
1.100% due 02/15/2033 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	925	984

		12,080

Nevada 2.0%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	1,100	1,100
County of Clark Nevada Highway Improvement Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2009	1,000	1,128
Nevada State General Obligation Ltd. Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,011
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	842
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,548

		7,629

New Hampshire 0.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,267

New Jersey 8.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,086
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,115
5.600% due 01/01/2012	1,000	995
6.375% due 04/01/2018	1,500	1,859
6.375% due 04/01/2031	10,000	12,390
6.500% due 04/01/2031	2,115	2,345
6.800% due 04/01/2018	250	272
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,230
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,221

		31,639

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	$315	$309

New York 11.2%
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	2,050	2,050
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,529
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,806
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,133
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,376
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	1,000	1,011
New York State Thruway Service Contract Authority Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,907
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,373
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,420
5.750% due 08/01/2014	5,000	5,586
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	4,000	4,258
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,868
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,453

		41,770

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	275	309
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,154
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,356

		5,819

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	$1,100	$1,195
5.375% due 12/01/2021	1,750	1,887

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,080	1,129

Pennsylvania 0.8%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	787
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,140

		3,031

Puerto Rico 0.3%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	883
6.000% due 07/01/2026	150	179

		1,062

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	1,929
6.250% due 06/01/2042	6,025	4,982

		6,911

South Carolina 1.5%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,177
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031 (a)	2,000	2,000
State of South Carolina General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,361

		5,538

South Dakota 0.1%
South Dakota Housing Development Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	235

Tennessee 1.3%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,039
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,081
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,019
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,033

58	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	$750	$791

		4,963

Texas 15.4%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	968
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	397
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,650
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,863
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,064
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.150% due 10/01/2029 (a)	2,400	2,400
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	837
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.640% due 07/01/2025 (a)	2,500	2,493
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	380
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,122
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,073
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,501
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,781
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,070
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	2,000	2,020
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	$1,000	$438
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,269
5.500% due 08/15/2017	1,000	1,116
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	275
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,015
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	843
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,092
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,042
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,133
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,137
4.850% due 09/01/2012	1,335	1,440
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,589
Texas Water Development Board Revenue Bonds, (J.P. Morgan Chase Bank Insured), Series 2003
1.100% due 07/15/2022 (a)	1,220	1,220
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,515

		57,440

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,303

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	922

Virginia 1.4%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.100% due 02/15/2038 (a)	$2,000	$2,000
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,048
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,092
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		5,160

Washington 3.4%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,136
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,407
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,932
5.250% due 12/01/2023	2,595	2,724
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,401

		12,600

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,032

Wisconsin 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,519
5.000% due 10/01/2019	1,040	1,098
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	397
4.375% due 04/01/2014	565	591
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,590	1,690
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	350	396
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,220
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,112

		12,888

Total Municipal Bonds & Notes (Cost $369,209)		383,659

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	59

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (d)(f)
3.375% due 01/15/2007	$290	$319

Total U.S. Treasury Obligations (Cost $293)		319

SHORT-TERM INSTRUMENTS 1.4%
U.S. Treasury Bills 1.4%
1.000% due 12/04/2003-12/18/2003 (e)(f)	2,030	5,298

Total Short-Term Instruments (Cost $5,300)		5,298

Total Investments 104.1% (Cost $374,802)		$389,276
Written Options (g) (0.3%) (Premiums $486)		(1,259)
Other Assets and Liabilities (Net) (3.8%)		(13,988)

Net Assets 100.0%		$374,029

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security becomes interest bearing at a future date.

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $9,735 and $9,786, respectively, as of September 30, 2003.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $5,617 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Note
(12/2003) — Short	462	$(2,911)

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	510	$486	$1,259

60	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

New York Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 101.3%
New York 96.5%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$171
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	507
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Long Island Power Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	276
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.070% due 11/01/2022 (a)	200	200
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	203
Nassau County Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,130
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.200% due 06/15/2024 (a)	850	850
New York City Transitional Finance Authority Revenue Bonds (Toronto-Dominion Bank Insured), Series 2002
1.150% due 08/01/2031 (a)	200	200
New York City Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	263
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	102
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	135
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	243
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	585
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 11/01/2011	600	682
5.250% due 02/01/2029	500	550
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	506
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	$150	$168
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.090% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	760
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	1,000	1,120
5.000% due 08/01/2031	1,000	1,013
New York State Dormitory Authority Revenue Bonds, Series 1993
1.050% due 07/01/2023 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000
1.050% due 07/01/2030 (a)	380	380
6.000% due 07/01/2010	150	152
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	461
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	550	556
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	103
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	376
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	117
New York State Thruway Authority Revenue Bonds, Series 1993
1.190% due 01/01/2024 (a)	300	300
New York State Urban Development Corp. Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	157
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	$495	$549
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	441
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	569
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	567
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	292
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	671

		19,211

Puerto Rico 3.6%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	119
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	591

		710

Texas 0.6%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

Virgin Islands 0.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	128

Total Municipal Bonds & Notes (Cost $19,820)		20,174

SHORT-TERM INSTRUMENTS 3.3%

Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003	204	204

(Dated 09/30/2003. Collateralized by Fannie Mae 2.000% due 04/08/2005 valued at $213. Repurchase proceeds are $204.)
U.S. Treasury Bills 2.3%
1.010% due 12/04/2003-12/18/2003 (b)(c)	445	444

Total Short-Term Instruments (Cost $648)		648

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	61

Schedule of Investments (Cont.)

New York Municipal Bond Fund

September 30, 2003 (Unaudited)

Value (000s)

Total Investments 104.6% (Cost $20,468)	$20,822
Written Options (d) (0.3%) (Premiums $22)	(57)
Other Assets and Liabilities (Net) (4.3%)	$(854)

Net Assets 100.0%	$19,911

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $444 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond
(12/2003) — Short	13	$(61)

(d)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call — CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	23	$22	$57

62	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.1%
Banking & Finance 6.4%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,528
Atlas Reinsurance II PLC
3.653% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
8.510% due 04/07/2005 (a)	3,750	3,750
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	500	500
1.676% due 09/21/2004 (a)	1,000	1,004
CIT Group, Inc.
2.360% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,026
Concentric Ltd.
4.360% due 07/28/2004	1,500	1,499
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	10,000	11,019
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,799
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	3,000	2,999
1.740% due 01/26/2004 (a)	8,200	8,198
1.946% due 03/08/2004 (a)	13,500	13,511
1.602% due 04/26/2004 (a)	2,000	1,996
6.700% due 07/16/2004	14,402	14,899
3.227% due 10/25/2004 (a)	28,480	28,743
1.550% due 06/30/2005 (a)	3,100	3,046
1.808% due 07/18/2005 (a)	47,750	46,924
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,400	2,402
1.360% due 04/05/2004 (a)	700	699
1.914% due 05/04/2004 (a)	19,600	19,622
2.105% due 05/17/2004 (a)	3,600	3,602
1.390% due 05/28/2004 (a)	2,000	1,995
1.718% due 07/21/2004 (a)	50,400	50,267
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,606
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	2,500	2,622
MBNA America Bank
7.125% due 11/15/2012	5,000	5,745
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (a)	2,100	2,104
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)	1,500	1,506
Parametric Re Ltd.
3.300% due 11/19/2007 (a)	11,500	10,999
5.540% due 05/19/2008 (a)	1,500	1,528
Pemex Finance Ltd.
6.125% due 11/15/2003	33	33
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,760
8.625% due 02/01/2022	6,900	7,728
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	50,550	50,548
3.515% due 07/03/2008 (a)	7,000	7,000
4.565% due 07/03/2008 (a)	21,250	21,166
Pioneer 2002 Ltd
8.758% due 06/15/2006	5,000	5,088
Premium Asset Trust
1.465% due 11/27/2004 (a)	5,000	5,014
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,771
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,698
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	4,500	4,527
6.325% due 06/01/2005 (a)	15,900	15,940
6.230% due 06/08/2006 (a)	20,100	20,125
Studio RE Ltd.
6.500% due 07/07/2006 (a)	28,750	28,894
Travelers Property Casualty Corp.
3.750% due 03/15/2008	$7,000	$7,131
Trinom Ltd.
5.060% due 12/18/2004 (a)	3,700	3,723
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,253
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,842
Washington Mutual Bank
1.450% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		531,873

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	5,000	4,994
7.750% due 06/15/2005	1,087	1,185
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,145
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,043
SR Wind Ltd.
6.386% due 05/18/2005 (a)	2,000	2,010
6.886% due 05/18/2005 (a)	1,600	1,622
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,443
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,108
7.100% due 08/01/2026	2,000	2,195
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,736
6.125% due 03/15/2007	3,085	3,389

		57,870

Utilities 1.0%
AT&T Corp.
7.800% due 11/15/2011	500	579
8.000% due 11/15/2031	245	291
British Telecom PLC
2.553% due 12/15/2003 (a)	6,200	6,213
7.875% due 12/15/2005	10,750	12,024
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	15,375	15,471
6.860% due 10/01/2008	7,000	7,749
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	4,900	4,915
Indianapolis Power & Light
6.300% due 07/01/2013	500	514
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,304

		83,060

Total Corporate Bonds & Notes (Cost $659,819)		672,803

MUNICIPAL BONDS & NOTES 0.6%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,065

California 0.3%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	21,695
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,914

		26,609

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,043

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	$5,000	$5,046

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,402

New York 0.1%
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,040

Total Municipal Bonds & Notes (Cost $51,785)		49,205

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.250% due 03/22/2007	2,500	2,550
Housing Urban Development
5.530% due 08/01/2020	6,000	6,257

Total U.S. Government Agencies (Cost $8,565)		8,807

U.S. TREASURY OBLIGATIONS 110.9%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	1,576,961	1,735,151
3.625% due 01/15/2008	982,251	1,102,424
3.875% due 01/15/2009 (c)	1,578,989	1,804,243
4.250% due 01/15/2010	513,904	603,355
3.500% due 01/15/2011 (c)	492,382	557,316
3.375% due 01/15/2012 (c)	200,414	225,592
3.000% due 07/15/2012	685,593	751,154
1.875% due 07/15/2013	35,245	35,068
3.625% due 04/15/2028 (c)	907,625	1,093,972
3.875% due 04/15/2029	872,787	1,099,575
3.375% due 04/15/2032	173,326	207,856

Total U.S. Treasury Obligations (Cost $8,814,657)		9,215,706

MORTGAGE-BACKED SECURITIES 0.8%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	1,538	1,560
Fannie Mae
1.510% due 11/25/2032 (a)	7,508	7,519
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	1,912	2,013
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	800	802
Residential Asset Securitization Trust
6.860% due 08/25/2029	3,662	3,667
Washington Mutual Mortgage Securities Corp.
3.363% due 02/27/2034 (a)	9,552	9,670

		25,337

Federal Housing Administration 0.0%
7.430% due 12/01/2020	113	113

Government National Mortgage Association 0.5%
6.500% due 05/15/2028-03/15/2033 (d)	41,536	43,660

		43,660

Total Mortgage-Backed Securities (Cost $68,743)		69,110

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	63

Schedule of Investments (Cont.)

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		$64	$64
American Residential Eagle Trust
1.375% due 07/25/2029 (a)		1,037	1,038
Asset-Backed Securities Corp. Home Equity Loan Trust
1.470% due 06/21/2029 (a)		373	374
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)		1,815	1,819
Citifinancial Mortgage Securities, Inc.
1.410% due 01/25/2033 (a)		18,001	18,031
Conseco Finance Corp.
7.890% due 07/15/2018		6	6
8.170% due 12/15/2025		1,772	1,842
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		714	730
EQCC Home Equity Loan Trust
1.579% due 03/20/2029 (a)		77	77
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		11,173	11,193

Total Asset-Backed Securities (Cost $35,049)			35,174

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.125% due 04/15/2006 (a)		7,344	7,179
2.187% due 04/15/2009 (a)		4,306	3,870
11.000% due 01/11/2012		1,600	1,648
8.000% due 04/15/2014		23,520	21,610
11.000% due 08/17/2040		5,300	5,008
United Mexican States
6.375% due 01/16/2013		20,700	21,890
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		718	10
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $59,799)			61,218

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.4%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (e)	EC	5,333	6,678
Commonwealth of Canada
4.250% due 12/01/2021 (e)	C$	2,472	2,152
4.000% due 12/01/2031 (e)		7,866	6,872
3.000% due 12/01/2036 (e)		13,000	9,557
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	36,700	27,237
Republic of France
3.000% due 07/25/2012 (e)	EC	34,582	43,728
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	16,345

Total Foreign Currency-Denominated Issues (Cost $88,997)			112,569

SHORT-TERM INSTRUMENTS 2.2%
Commercial Paper 0.3%
HBOS Treasury Services PLC
1.065% due 12/23/2003		1,200	1,197
1.105% due 01/23/2004		13,000	12,955
Royal Bank of Scotland PLC
1.055% due 12/16/2003		4,000	3,991
1.085% due 01/20/2004		5,000	4,983

			23,126

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003		13,805	13,805

(Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $14,084. Repurchase proceeds are $13,805.)
U.S. Treasury Bills 1.7%
4.250% due 08/15/2013 (b)(d)(h)		$40,825	$143,273

Total Short-Term Instruments (Cost $179,236)			180,204

Total Investments 125.2% (Cost $9,966,650)			$10,404,796
Written Options (f) (0.0%) (Premiums $1,427)			(636)
Other Assets and Liabilities (Net) (25.2%)			(2,092,240)

Net Assets 100.0%			$8,311,920

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities with an aggregate market value of $22,424 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10-Year Note
(12/2003)—Long	250	$884
U.S. Treasury 10-Year Note
(12/2003)—Long	4,267	23,653
U.S. Treasury 10-Year Bond
(12/2003)—Short	46	(201)
U.S. Treasury 30-Year Note
(12/2003)—Short	259	(1,851)

		$22,485

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $2,185,097 and $2,203,253, respectively, as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 4.000%** Exp. 03/03/2004	$65,000	$1,427	$636

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP 250,000	$(1,295)
Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005	$80,000	(21)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	30,000	1,040
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	10,000	(957)

		$(1,233)

(h)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $3,993 as of September 30, 2003.

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$127,800	$131,998	$130,014
U.S. Treasury Note	3.125	09/15/2008	177,200	179,720	178,613
U.S. Treasury Note	5.750	08/15/2010	100,000	114,520	111,740
U.S. Treasury Note	4.000	11/15/2012	37,100	37,552	36,512
U.S. Treasury Note	4.250	08/15/2013	351,600	360,541	351,760

				$824,331	$808,639

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	25,521	10/2003	$0	$(320)	$(320)
Sell	EC	44,758	11/2003	0	(707)	(707)
Sell	N$	46,628	10/2003	1	(1,209)	(1,208)
Sell		46,628	11/2003	0	(21)	(21)
Buy		46,628	10/2003	29	0	29

				$30	$(2,257)	$(2,227)

(k)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

N$—New Zealand Dollar

64	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.7%
Alaska 1.5%
Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,250
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	3,093

		6,343

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.840% due 01/01/2032 (a)	5,000	5,000
Arizona State Transportation Board of Excise Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 12/15/2005	3,000	3,251
Tempe, Arizona General Obligation Bonds, Series 2003
5.000% due 07/01/2006	590	646

		8,897

California 4.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,035
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,580
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	930
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,050
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,261

		18,856

Colorado 4.2%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	408
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,380
Colorado Department of Transportation Revenue Bonds (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,722
Colorado Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1997
0.800% due 12/01/2025 (a)	1,600	1,600
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,549
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	362

		17,021

Connecticut 0.2%
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	$140	$144
4.000% due 04/15/2007	560	595

		739

Florida 4.4%
Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,108
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	707
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,421
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
0.697% due 12/01/2017 (a)	500	495
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	440	486
Jacksonville, Florida Capital Projects Revenue Bonds, (AMBAC Insured), Series 2003
1.100% due 10/01/2025 (a)	1,500	1,500
Orange County, Florida School Board Certificate of Participation Bonds, (AMBAC Insured), Series 2000
1.200% due 08/01/2025 (a)	4,230	4,230
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.884% due 10/01/2015 (a)	750	770
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	510
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,565

		17,792

Georgia 2.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.200% due 11/01/2041 (a)	4,250	4,250
Coweta County, Georgia School District General Obligation Bonds, (State Aid Withholding Insured), Series 2002
3.250% due 08/01/2004	560	570
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,533
6.750% due 12/01/2010	1,000	1,249

		10,602

Illinois 8.2%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,566
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,035
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, (SPA Insured), Series 2002
1.100% due 12/01/2031 (a)	5,600	5,600
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	$475	$537
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,094
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,298
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,146
6.500% due 11/15/2009	3,750	4,565
Cook County, Illinois High School District No. 205 General Obligation Ltd. Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,563
0.000% due 06/01/2005	500	487
Du Page, Illinois Water Commission Revenue Bonds, Series 2003
5.000% due 05/01/2006	2,250	2,451
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	327
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	389
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	270	292
Illinois Health Facilities Authority Revenue Bonds, Series 1998
1.250% due 08/01/2026 (a)	2,880	2,880
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	325
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,060
Illinois State Toll Highway Authority Revenue Bonds, (MBIA Insured), Series 1993
1.050% due 01/01/2010 (a)	1,850	1,850
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,101

		33,566

Indiana 3.2%
Indiana Health Facility Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
0.850% due 03/01/2033 (a)	2,500	2,500
1.000% due 11/15/2036 (a)	2,500	2,500
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 02/01/2020	8,000	8,000

		13,000

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	65

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Kansas 0.1%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	$500	$522

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 1.4%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,549

Massachusetts 2.7%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	15	15
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,438
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,144
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,131
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.050% due 12/01/2037 (a)	4,000	4,000
Route 3 North Transit Improvement Association Lease Revenue Bonds, (AMBAC Insured), Series 2002
1.100% due 06/15/2033 (a)	3,200	3,200

		10,928

Michigan 10.1%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	5,000	5,456
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,644
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2003
1.200% due 07/01/2033	4,400	4,400
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	2,600	2,600
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,268
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,832
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,760
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,127
5.250% due 05/15/2009	1,000	1,144
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	$2,750	$3,283
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,703
Saline, Michigan Area Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	3,230	3,230

		41,447

Minnesota 1.4%
Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,772

Missouri 3.4%
Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,156
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,739
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2000
1.080% due 07/01/2035 (a)	2,900	2,900
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2003
1.110% due 11/15/2026	3,825	3,825
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA - Morgan Guaranty Trust Insured), Series 1996
1.180% due 09/01/2030 (a)	4,300	4,300
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	60	61

		13,981

Montana 0.5%
Montana State Higher Education Student Assistance Revenue Bonds, (GTD STD LNS Insured), Series 2000
0.950% due 12/01/2033	2,000	2,000

Nebraska 0.9%
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,841

Nevada 2.3%
Clark County, Nevada General Obligation Bonds, Series 2003
5.000% due 07/01/2006	3,500	3,819
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	2,265	2,265
1.150% due 06/15/2021 (a)	3,385	3,385

		9,469

New Jersey 4.7%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	620
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,728
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	$5,570	$6,169
5.000% due 06/15/2010	320	358
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,255
Rutgers State University, New Jersey Revenue Bonds, (SPA—Landesbank Insured), Series 2002
1.150% due 05/01/2018	2,600	2,600
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,381

		19,237

New Mexico 2.9%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,673
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,267
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,111

		12,051

New York 6.3%
Long Island, New York Power & Electric Authority Revenue Bonds, Series 2003
5.000% due 06/01/2006	2,500	2,706
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	921
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,352
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,382
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,839
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,248
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,812
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, Series 2002
0.770% due 11/01/2032	2,000	2,000
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,654
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,789

		25,703

66	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

North Carolina 2.5%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.100% due 07/01/2027	$1,000	$1,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2000
1.100% due 10/01/2017 (a)	2,000	2,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2002
1.100% due 10/01/2022 (a)	3,000	3,000
Mecklenburg County, North Carolina General Obligation Bonds, (Bank of America Insured), Series 2002
1.100% due 02/01/2022 (a)	3,000	3,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,153

		10,153

Ohio 3.0%
Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,167
Cleveland, Ohio Waterworks Revenue Bonds, (FGIC Insured), Series 2002
1.200% due 01/01/2033 (a)	1,900	1,900
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,248
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,938
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,600
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,240

		12,093

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured), Series 1978
6.400% due 06/01/2006	250	270

Oregon 1.4%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,703

Pennsylvania 1.3%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,387
5.000% due 06/01/2006	1,400	1,532
5.000% due 06/01/2007	1,390	1,543
Deer Lakes, Pennsylvania School District, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	150	152
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	564

		5,178

Puerto Rico 0.8%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	$250	$294
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,915

		3,209

South Carolina 1.9%
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010 (a)	3,300	3,740
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031	4,000	4,000

		7,740

Tennessee 0.9%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,295
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	430	491

		3,786

Texas 7.3%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,231
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,636
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	305
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	830
Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,576
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	988
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	260	120
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,199
6.800% due 12/15/2011	3,000	3,756
Humble, Texas Independent School District General Obligation Bonds, Series 2003
0.990% due 06/15/2023 (a)	3,000	3,000
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,046
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	431
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	$400	$468
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.200% due 10/01/2015 (a)	3,350	3,350
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	305
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,098
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,193
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,214
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	770

		30,016

Utah 0.1%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	312

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	794

Virginia 2.7%
Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,176
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.150% due 02/15/2038 (a)	500	500
Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	3,580	3,936
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,336

		10,948

Washington 4.1%
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,620
5.000% due 07/01/2006	1,500	1,644
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,724
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,176

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	67

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	$1,000	$1,134
Washington State Public Power Supply System & Nuclear Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 07/01/2006	2,100	2,324

		16,622

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	145	174

Wisconsin 2.5%
Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,204
5.500% due 06/01/2005	5,635	5,757
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	520	558
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	286
3.750% due 04/01/2009	240	255
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144

		10,204

Total Municipal Bonds & Notes (Cost $390,293)		394,819

MORTGAGE-BACKED SECURITIES 1.0%
Municipal Bonds & Notes 1.0%
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,218

Total Mortgage-Backed Securities (Cost $4,221)		4,218

SHORT-TERM INSTRUMENTS 1.9%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003	448	448

(Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $461. Repurchase proceeds are $448.)
U.S. Treasury Bills 1.8%
1.010% due 12/11/2003-12/18/2003 (b)	7,390	7,373

Total Short-Term Instruments (Cost $7,823)		7,821

Total Investments 99.6% (Cost $402,337)		$406,858
Written Options (c) (0.5%) (Premiums $974)		(2,264)
Other Assets and Liabilities (Net) 0.9%		3,781

Net Assets 100.0%		$408,375

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	917	$974	$2,264

(d)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013	$30,000	$687

68	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.1%
Banking & Finance 6.6%
Banco Nacional Obra Services
9.625% due 11/15/2003	$3,900	$3,939
Bankunited FSB
5.400% due 02/02/2004	4,000	4,058
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,200
1.417% due 09/21/2004 (a)	900	904
1.655% due 07/15/2005 (a)	4,801	4,840
1.355% due 09/16/2005 (a)	5,000	4,998
CIT Group, Inc.
2.360% due 01/09/2004	5,250	5,267
5.500% due 02/15/2004	5,200	5,279
2.618% due 07/30/2004 (a)	15,200	15,348
7.125% due 10/15/2004	9,701	10,252
Credit Suisse First Boston
5.250% due 10/27/2005 (a)	2,600	2,739
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,467
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,472
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	11,092	11,102
1.360% due 04/26/2004 (a)	17,400	17,362
1.460% due 07/19/2004 (a)	6,700	6,677
7.500% due 03/15/2005	25,000	26,535
7.750% due 03/15/2005	7,440	7,918
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,850	3,821
General Motors Acceptance Corp.
1.590% due 11/07/2003 (a)	10,000	10,000
2.049% due 01/20/2004 (a)	14,040	14,052
1.914% due 05/04/2004 (a)	19,598	19,620
HBOS Treasury Services PLC
1.150% due 07/29/2005 (a)	1,500	1,500
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	3,300	3,335
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,024
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,751
US Bank National Association
1.230% due 11/14/2003 (a)	31,020	31,022
USAA Capital Corp.
7.050% due 11/08/2006	445	515
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	17,510	17,520
Westpac Trust Securities NZ Ltd.
1.210% due 01/29/2004 (a)	5,000	5,000

		301,517

Industrials 5.4%
Air Canada
1.975% due 07/31/2005 (a)(b)	909	373
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,880	5,953
Cox Communications, Inc.
7.170% due 10/01/2003	5,043	5,043
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2004	20	20
1.450% due 08/16/2004 (a)	36,208	36,164
Fort James Corp.
6.625% due 09/15/2004	3,840	3,955
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,000	2,010
Hilton Hotels Corp.
7.000% due 07/15/2004	8,676	8,947
International Game Technology
7.875% due 05/15/2004	11,799	12,224
ITT Corp.
6.750% due 11/15/2003	3,500	3,513
Jones Intercable, Inc.
8.875% due 04/01/2007	$10,360	$11,117
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	7,170	7,147
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,943
Mirage Resorts, Inc.
6.625% due 02/01/2005	290	303
7.250% due 10/15/2006	1,500	1,609
News America Holdings
7.430% due 10/01/2026	18,500	21,725
Norfolk Southern Corp.
7.050% due 05/01/2037	20,975	23,915
PanAmSat Corp.
6.125% due 01/15/2005	11,920	12,188
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,528
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,126
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,876
Raytheon Co.
5.700% due 11/01/2003	16,848	16,884
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,259
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,428
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,241
United Airlines, Inc.
1.360% due 03/02/2004 (a)	9,311	7,309
Waste Management, Inc.
6.375% due 12/01/2003	12,165	12,250
7.000% due 10/01/2004	500	524
Xerox Capital Europe PLC
5.875% due 05/15/2004	5,000	5,050
Xerox Corp.
5.500% due 11/15/2003	1,600	1,604

		248,228

Utilities 4.1%
AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,257
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,781
British Telecom PLC
2.435% due 12/15/2003 (a)	58,001	58,126
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,634
7.110% due 11/15/2038 (a)	1,500	1,505
Edison International, Inc.
6.875% due 09/15/2004	1,665	1,702
Entergy Gulf States, Inc.
8.250% due 04/01/2004	13,060	13,482
1.960% due 06/18/2007 (a)	7,450	7,472
5.200% due 12/03/2007	1,150	1,183
Niagara Mohawk Power Co.
8.000% due 06/01/2004	50	52
Ohio Edison Co.
4.000% due 05/01/2008	8,335	8,248
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	1,900	1,924
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	5,000	5,001
3.750% due 02/15/2006	4,500	4,582
Potomac Electric Power
6.500% due 09/15/2005	1,500	1,628
Progress Energy, Inc.
6.550% due 03/01/2004	9,591	9,785
PSE&G Energy Holdings, Inc.
9.125% due 02/10/2004	1,580	1,604
Southern California Edison Co.
5.875% due 09/01/2004	6,600	6,782
Sprint Capital Corp.
5.700% due 11/15/2003	$19,655	$19,720
5.875% due 05/01/2004	14,680	14,977
United Telephone Co. of Florida
7.250% due 12/15/2004	2,000	2,119
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,248
WorldCom, Inc. - WorldCom Group
7.375% due 01/15/2011 (b)	7,600	2,527

		188,339

Total Corporate Bonds & Notes (Cost $732,229)		738,084

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	24,100	24,187

Total Municipal Bonds & Notes (Cost $24,151)		24,187

U.S. GOVERNMENT AGENCIES 0.8%
Federal Home Loan Bank
3.125% due 11/14/2003	500	502
Freddie Mac
4.050% due 06/21/2005	21,300	21,749
4.450% due 07/28/2005	15,000	15,160
4.250% due 03/22/2006	1,400	1,419

Total U.S. Government Agencies (Cost $39,015)		38,830

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	1,219	1,341
3.625% due 01/15/2008	73,555	82,554
3.875% due 01/15/2009	7,087	8,097
U.S. Treasury Note
1.625% due 09/30/2005	91,900	92,202

Total U.S. Treasury Obligations (Cost $183,713)		184,194

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.6%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	3,880	3,840
Bank of America Mortgage Securities, Inc.
6.341% due 07/25/2032 (a)	4,657	4,767
5.753% due 10/20/2032 (a)	13,478	13,782
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	2,076	2,073
5.351% due 10/25/2032 (a)	1,201	1,239
Countrywide Home Loans
6.500% due 07/25/2013	266	267
6.050% due 04/25/2029	846	850
4.994% due 09/19/2032 (a)	6,427	6,495
Credit-Based Asset Servicing & Securitization LLC
1.450% due 01/25/2032 (a)	497	498
CS First Boston Mortgage Securities Corp.
2.000% due 03/25/2032 (a)	702	698
1.510% due 05/25/2032 (a)	7,440	7,447
1.886% due 08/25/2033 (a)	28,225	27,810
Fannie Mae
6.000% due 02/25/2008	190	196
1.710% due 10/25/2017 (a)	1,363	1,374
8.922% due 06/25/2032 (a)	3,060	3,527
6.500% due 10/25/2042	4,552	4,840
Federal Housing Administration
7.435% due 02/01/2019	350	351
7.350% due 04/01/2019	841	846

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	69

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

FFCA Secured Lending Corp.
7.850% due 10/18/2017	$1,000	$1,089
First Republic Mortgage Loan Trust
1.430% due 06/25/2030 (a)	2,669	2,673
1.470% due 11/15/2031	2,068	2,070
1.420% due 08/15/2032 (a)	31,248	30,871
Freddie Mac
5.000% due 07/15/2021	1,529	1,530
5.625% due 07/15/2028	2,709	2,740
5.750% due 06/15/2029	3,542	3,595
5.750% due 05/15/2031	7,104	7,168
6.500% due 07/25/2043 (l)	1,100	1,171
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,083
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (l)	20,949	20,643
Impac CMB Trust
1.400% due 11/25/2031 (a)	1,719	1,722
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031	4,669	4,666
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,045	4,105
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	10,000	10,024
MLCC Mortgage Investors, Inc.
1.500% due 03/15/2025 (a)	2,293	2,296
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	1,181	1,210
7.500% due 02/25/2031	8	8
Prudential Home Mortgage Securities
6.950% due 11/25/2022	136	136
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	150	150
6.500% due 03/25/2032	1,658	1,686
Resolution Trust Corp.
5.101% due 05/25/2029 (a)	207	207
Sequoia Mortgage Trust
1.490% due 10/20/2027 (a)	15,063	15,148
1.450% due 06/20/2032 (a)	818	814
1.460% due 07/20/2033 (a)	15,823	15,732
Small Business Administration
7.540% due 08/10/2009	1,075	1,202
Structured Asset Mortgage Investments, Inc.
1.440% due 09/19/2032 (a)	899	895
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	3,040	3,097
6.142% due 02/25/2032 (a)	3,485	3,595
1.610% due 07/25/2032 (a)	8,580	8,606
1.620% due 07/25/2032 (a)	1,696	1,703
6.150% due 07/25/2032 (a)	8,701	8,858
1.400% due 01/25/2033 (a)	18,677	18,644
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,212	1,278
Wachovia Bank Commercial Mortgage Trust
1.310% due 06/15/2013 (a)	13,775	13,727
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	633	635
5.195% due 10/25/2032 (a)	9,958	10,116
5.450% due 02/25/2033 (a)	7,708	7,920
1.510% due 08/25/2033 (a)	3,607	3,601
6.002% due 10/19/2039 (a)	452	452
6.044% due 10/19/2039 (a)	2,529	2,546
3.859% due 01/25/2041 (a)	654	653
Wells Fargo Mortgage-Backed Securities Trust
6.541% due 10/25/2031 (a)	1,816	1,822
5.933% due 01/25/2032	532	531

		303,318

Fannie Mae 5.7%
3.380% due 05/01/2021 (a)	336	341
3.460% due 02/01/2018-04/01/2029 (a)(d)	635	643
3.530% due 01/01/2029 (a)	71	72
3.890% due 05/01/2036 (a)	41,839	42,445
4.000% due 08/01/2029 (a)	$7,133	$7,415
4.230% due 11/01/2025 (a)	75	76
4.274% due 05/01/2036 (a)	552	565
5.430% due 01/01/2032 (a)	4,800	4,959
5.500% due 06/01/2016-06/01/2018 (d)	171,314	177,418
5.601% due 12/01/2040 (a)	4,519	4,696
5.828% due 07/01/2029 (a)	1,480	1,536
6.000% due 01/01/2004-06/01/2017 (d)	22,169	23,148
6.500% due 12/01/2003	20	20
7.000% due 01/01/2005-03/01/2013 (d)	286	296

		263,630

Freddie Mac 0.6%
1.510% due 06/15/2031 (a)	2,572	2,595
5.712% due 11/01/2031 (a)	10,708	10,952
6.500% due 08/01/2032	11,867	12,394

		25,941

Government National Mortgage Association 1.5%
3.250% due 06/20/2029-05/20/2030 (a)(d)	12,594	12,637
4.000% due 08/20/2029-02/20/2032 (a)(d)	21,168	21,214
4.250% due 03/20/2029-03/20/2030 (a)(d)	5,876	5,989
4.375% due 02/20/2024 (a)	3,695	3,773
4.380% due 04/20/2025-06/20/2027 (a)(d)	4,367	4,482
4.500% due 04/20/2030 (a)	5,966	6,038
5.630% due 11/20/2026-10/20/2027 (a)(d)	4,412	4,594
5.750% due 09/20/2023-09/20/2027 (a)(d)	2,557	2,615
6.000% due 01/15/2032-03/15/2032 (d)	6,462	6,721
8.000% due 07/15/2030-05/15/2032 (d)	1,495	1,616
8.500% due 06/20/2027	1,117	1,207

		70,886

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	304	32
Freddie Mac (IO)
6.500% due 11/15/2007	832	27
6.500% due 12/15/2021	142	1
7.000% due 05/15/2023	516	13

		73

Total Mortgage-Backed Securities (Cost $664,670)		663,848

ASSET-BACKED SECURITIES 6.8%
Advanta Revolving Home Equity Loan Trust
1.490% due 01/25/2024 (a)	66	66
American Residential Eagle Trust
1.450% due 07/25/2029 (a)	276	277
Ameriquest Mortgage Securities, Inc.
1.862% due 11/25/2019	5,855	5,863
1.520% due 02/25/2033 (a)	5,587	5,597
1.520% due 03/25/2033 (a)	3,928	3,935
Amortizing Residential Collateral Trust
1.460% due 10/25/2031 (a)	7,875	7,878
1.400% due 07/25/2032 (a)	588	587
1.320% due 11/25/2032 (a)	2,201	2,203
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	4,500	4,512
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.370% due 08/21/2030 (a)	575	574
Bayview Financial Acquisition Trust
1.570% due 08/28/2034 (a)	$4,510	$4,522
Bear Stearns Asset-Backed Securities, Inc.
1.440% due 10/25/2032 (a)	7,317	7,329
1.560% due 07/25/2033 (a)	15,208	15,244
Brazos Student Loan Finance Co.
1.909% due 06/01/2023 (a)	11,562	11,693
Capital Asset Research Funding LP
6.400% due 12/15/2004	674	684
5.905% due 12/15/2005 (l)	164	163
Centex Home Equity Loan Trust
1.430% due 09/26/2033 (a)	10,650	10,532
Chase Funding Loan Acquisition Trust
1.360% due 07/25/2030 (a)	4,459	4,460
1.470% due 07/25/2031 (a)	5,547	5,557
Chase Funding Mortgage Loan Asset-Backed Certificates
1.340% due 10/25/2030 (a)	518	519
CIT Group Home Equity Loan Trust
1.380% due 06/25/2033 (a)	805	806
Comcast Cable Communications
2.245% due 11/30/2006	5,000	4,981
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	907	922
Countrywide Asset-Backed Certificates
1.220% due 06/25/2021 (a)	2,730	2,732
Countrywide Home Equity Loan Trust
1.360% due 08/15/2025 (a)	277	276
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	807	808
1.460% due 02/25/2032 (a)	3,077	3,083
1.550% due 08/25/2032 (a)	7,789	7,807
Delta Funding Home Equity Loan Trust
1.530% due 09/15/2029 (a)	327	327
EQCC Home Equity Loan Trust
7.067% due 11/25/2024	1,220	1,238
Financial Asset Securities Corp. AAA Trust
1.240% due 09/25/2033 (a)	9,349	9,235
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.460% due 09/25/2032 (a)	18,248	18,271
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	8,165	8,169
GMAC Mortgage Corp. Loan Trust
1.400% due 06/18/2027 (a)	465	465
Green Tree Home Improvement Loan Trust
1.290% due 08/15/2029 (a)	938	938
GSAMP Trust
1.430% due 07/25/2032 (a)	2,962	2,960
HFC Home Equity Loan Asset-Backed Certificates
1.390% due 05/20/2031	867	867
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	6,555	6,567
Home Equity Mortgage Trust
1.510% due 09/25/2033 (a)	1,866	1,865
1.950% due 01/15/2034 (a)(l)	6,750	6,750
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	1,530	1,533
Irwin Home Equity Loan Trust
1.620% due 06/25/2028 (a)	7,716	7,614
1.400% due 06/25/2029 (a)	953	952
1.390% due 07/25/2032 (a)	4,039	4,037
Long Beach Mortgage Loan Trust
1.400% due 11/25/2009 (a)	5,479	5,487
1.470% due 03/25/2032	14,886	14,900
1.520% due 03/25/2033 (a)	8,606	8,619
Merrill Lynch Mortgage Investors, Inc.
1.440% due 05/25/2033 (a)	1,626	1,626
1.470% due 11/25/2033 (a)	2,096	2,097
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.420% due 08/25/2030 (a)	523	515
1.460% due 08/25/2033 (a)	14,021	14,025

70	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)		$5,919	$5,925
1.470% due 10/26/2031 (a)		3,551	3,553
1.440% due 07/25/2032 (a)		1,753	1,752
1.420% due 09/25/2032 (a)		5,896	5,891
New York City Tax Lien
5.590% due 09/10/2014		1,526	1,475
North Carolina State Education Authority
1.500% due 06/01/2009 (a)		3,347	3,346
Ocwen Mortgage Loan Asset Backed Certificates
1.420% due 10/25/2029 (a)		5,348	5,356
Option One Mortgage Loan Trust
1.390% due 06/25/2032 (a)		995	995
1.380% due 08/25/2032 (a)		5,508	5,499
Regions Auto Receivables Trust
1.940% due 11/15/2004		10,954	10,975
Renaissance Home Equity Loan Trust
1.540% due 08/25/2033 (a)		7,493	7,517
Residential Asset Securities Corp.
1.230% due 05/25/2017 (a)		647	648
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 12/15/2029 (a)		1,946	1,948
1.450% due 12/25/2029 (a)		399	395
1.420% due 03/25/2032 (a)		1,608	1,607
Saxon Asset Securities Trust
1.520% due 12/25/2032 (a)		6,973	6,985
Specialty Underwriting & Residential Finance
1.440% due 01/25/2034 (a)		6,385	6,381
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		752	760
Terwin Mortgage Trust
1.690% due 06/25/2033 (a)		10,716	10,749

Total Asset-Backed Securities (Cost $314,419)			314,424

SOVEREIGN ISSUES 1.5%
Republic of Brazil
2.125% due 04/15/2006 (a)		52,051	50,880
10.000% due 01/16/2007		7,360	7,901
11.500% due 03/12/2008		2,600	2,866
2.187% due 04/15/2009 (a)		5,435	4,885
8.000% due 04/15/2014		493	453

Total Sovereign Issues (Cost $62,230)			66,985

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.1%
France Telecom S.A.
2.000% due 01/01/2004	EC	1,000	1,179
4.000% due 11/29/2005		2,000	2,353

Total Foreign Currency-Denominated Issues (Cost $3,484)			3,532

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
America Online, Inc.
0.000% due 12/06/2019		$19,330	11,928

Total Convertible Bonds & Notes (Cost $11,928)			11,928

SHORT-TERM INSTRUMENTS 55.6%
Commercial Paper 54.7%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		10,100	10,086
Danske Corp.
1.060% due 12/16/2003		40,000	39,908
1.060% due 12/19/2003		78,800	78,612
Fannie Mae
1.010% due 10/01/2003		$108,000	$108,000
1.050% due 10/01/2003		12,400	12,400
1.010% due 10/08/2003		58,700	58,689
5.150% due 10/15/2003		50,000	49,978
1.030% due 10/22/2003		151,050	150,959
1.055% due 11/05/2003		56,000	55,943
1.065% due 11/05/2003		100,000	99,896
1.070% due 11/12/2003		62,400	62,322
1.075% due 11/12/2003		32,600	32,559
1.010% due 11/18/2003		32,600	32,557
1.065% due 11/19/2003		100	100
1.070% due 11/26/2003		130,000	129,782
1.080% due 12/04/2003		100,000	99,808
1.045% due 12/10/2003		46,100	46,003
1.070% due 12/15/2003		10,100	10,077
1.075% due 12/16/2003		10,500	10,476
1.051% due 12/17/2003		79,300	79,116
1.080% due 02/02/2004		100,000	99,622
1.080% due 02/23/2004		216,800	215,840
1.137% due 03/03/2004		40,800	40,608
1.085% due 03/10/2004		40,000	39,803
1.080% due 03/17/2004		100,000	99,485
1.085% due 03/24/2004		100,000	99,463
Federal Home Loan Bank
1.010% due 10/01/2003		100,000	100,000
1.010% due 10/10/2003		200	200
1.014% due 10/22/2003		90,000	89,947
1.020% due 10/22/2003		27,200	27,184
1.045% due 10/29/2003		60,000	59,951
1.154% due 11/05/2003		50,000	49,944
Freddie Mac
1.135% due 10/29/2003		90,000	89,921
1.100% due 12/01/2003		50,000	49,909
General Electric Capital Corp.
1.090% due 12/09/2003		4,200	4,191
1.060% due 12/18/2003		12,600	12,570
HBOS Treasury Services PLC
1.030% due 10/03/2003		35,000	34,998
1.070% due 12/10/2003		30,000	29,937
Kraft Foods, Inc.
2.080% due 02/26/2004		2,070	2,070
2.080% due 02/27/2004		23,200	23,200
Royal Bank of Scotland PLC
1.020% due 10/16/2003		100	100
UBS Finance, Inc.
1.110% due 10/07/2003		81,000	80,986
Westpac Capital Corp.
1.020% due 11/07/2003		75,000	74,921
1.030% due 11/13/2003		20,000	19,975

			2,512,096

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003		8,977	8,977

(Dated 09/30/2003. Collateralized by Fannie Mae 1.200% due 08/23/2004 valued at $9,159. Repurchase proceeds are $8,977.)
U.S. Treasury Bills 0.7%
1.009% due 12/04/2003-12/18/2003 (c)(d)(e)		33,915	33,836

Total Short-Term Instruments (Cost $2,554,985)			2,554,909

			Value (000s)

Total Investments 100.1% (Cost $4,590,824)			$4,600,921
Written Options (g) (0.2%) (Premiums $9,545)			(6,992)
Other Assets and Liabilities (Net) 0.1%			2,053

Net Assets 100.0%			$4,595,982

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $19,209 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.000 (03-2004)—Long	2,981	$(40)
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Long	3,979	(55)
Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	3,693
Eruibor Written Put Optioins
Strike @ 97.500 (03/2004)—Short	2,181	1,599
Euribor Written Put Options
Strike @ 97.000 (12/2004)—Short	4,098	1,200
Euribor Purchased Put Options
Strike @ 93.750 (12/2004)—Long	1,036	(15)
Euribor Purchased Put Options
Strike @ 94.000 (12/2004)—Long	2,864	(41)
Euribor Written Put Options
Strike @ 97.500 (12/2004)—Short	620	(275)
Euribor Purchased Put Optioins
Strike @ 95.000 (12/2004)—Long	620	(1)
Euribor March Futures (03/2005)—Long	260	(194)
Euribor June Futures (06/2005)—Long	93	(114)
Euribor September Futures (09/2005)—Long	93	(126)
Eurodollar December Futures (12/2004)—Long	300	187
U.S. Treasury 10-Year Note (12/2003)—Long	3,416	19,024
U.S. Treasury 10-Year Note (09/2004)—Short	87	(64)

		$24,778

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $2,496 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	71

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000 Exp. 03/15/2004	2,650	$1,697	$16
Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	247
Put—CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	463	612	32

		$7,231	$295

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap Counterparty : Goldman Sachs & Co.
Strike @ 7.000%* Exp. 01/07/2005	$55,750	$1,225	$357
Call—OTC 7-Year Interest Rate Swap Counterparty : Goldman Sachs & Co.
Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,714
Call—OTC Norfolk Souther Corp. 7.050% Due 05/01/2037
Strike @ 100.000 Exp. 05/07/2004	20,975	0	2,631
Call—OTC Nuveen California Performance Plus Municipal Fund 7.430% due 10/01/2026
Strike @ 100.000 Exp. 10/01/2006	18,500	0	995
Call 0 OTC AOL Time Warner, Inc. 0.000% due 12/01/2026
Strike @ 63.976 Exp. 12/06/2004	19,330	0	0

		$2,314	$6,697

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	$17,000	$24
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	21,100	32
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$7,500	$12
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	2,920	11
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	510	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	1,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/01/2004	9,870	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	700	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,400	15
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	11,500	131
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	58
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$1,000	$0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/01/2004	19,300	102
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,000	5
Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	2,000	11
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	2,000	7
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	2,000	14
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	925	157
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/03/2005	5,000	(486)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	7,900	274
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	5,000	(478)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004	20,975	(569)

72	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.430%.
Counterparty: Lehman Brothers, Inc. Exp. 10/12/2006	$18,500	$(2,104)

$(2,777)

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$29,984	$29,540
U.S. Treasury Note	6.500	02/15/2010	97,370	115,577	112,711
U.S. Treasury Note	5.000	02/15/2011	48,400	53,089	51,808
U.S. Treasury Note	4.250	08/15/2013	165,770	169,986	165,923

				$368,636	$359,982

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	6,864	11/2003	$61	$0	$61
Sell		7,041	11/2003	9	0	9
Sell		5,000	10/2003	0	(32)	(32)

				$70	$(32)	$38

(k)	Principal amount denoted in indicated currency:

EC—Euro

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $28,727, which is 0.63% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	73

Schedule of Investments

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.2%
Banking & Finance 4.4%
CIT Group, Inc.
5.625% due 05/17/2004	$1,900	$1,950
7.125% due 10/15/2004	2,000	2,114
Ford Motor Credit Co.
6.700% due 07/16/2004	3,400	3,517
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	5,800	5,803
3.140% due 03/04/2005 (a)	2,600	2,633
Korea Development Bank
6.625% due 11/21/2003	2,500	2,517
National Australia Bank Ltd.
1.755% due 05/19/2010 (a)	11,700	11,745
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	8,000	8,043
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	1,100	1,100
Popular North America, Inc.
2.755% due 10/15/2003 (a)	4,700	4,701
Studio RE Ltd.
6.210% due 07/07/2006 (a)	7,300	7,336
Trinom Ltd.
5.060% due 12/18/2004 (a)	1,200	1,207

		52,666

Industrials 0.3%
Air Canada
1.975% due 07/31/2005 (a)(b)	2,273	932
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)	1,100	1,101
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	418
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,048

		3,499

Utilities 1.5%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	11,400	11,434
Hydro-Quebec
1.250% due 09/29/2049 (a)	1,200	1,050
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,813
7.900% due 03/15/2005	1,500	1,621

		17,918

Total Corporate Bonds & Notes (Cost $75,352)		74,083

MUNICIPAL BONDS & NOTES 0.3%
California 0.3%
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,636

Total Municipal Bonds & Notes (Cost $3,682)		3,636

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (h)
3.625% due 01/15/2008 (c)	48,376	54,295
3.875% due 01/15/2009	449	513
3.500% due 01/15/2011	951	1,076

Total U.S. Treasury Obligations (Cost $54,078)		55,884

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 11.1%
Bank Mart
3.599% due 03/01/2019 (a)(d)(l)	1,907	1,903
Bear Stearns Adjustable Rate Mortgage Trust
6.156% due 12/25/2031 (a)(l)	$1,112	$1,113
6.147% due 01/25/2032 (a)	165	165
6.023% due 06/25/2032 (a)	1,521	1,554
5.377% due 01/25/2033 (a)	2,643	2,675
5.206% due 03/25/2033 (a)	3,344	3,448
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	1,647	1,669
CS First Boston Mortgage Securities Corp.
1.660% due 11/25/2031 (a)	2,162	2,169
1.510% due 02/25/2032 (a)	2,161	2,188
2.003% due 03/25/2032 (a)	7,446	7,397
5.809% due 06/25/2032 (a)	887	901
6.188% due 06/25/2032 (a)	2,028	2,091
6.000% due 01/25/2033	2,698	2,718
Fannie Mae
6.263% due 04/25/2020 (a)	9	9
6.000% due 12/25/2028	1,841	1,868
1.520% due 11/25/2032 (a)	10,135	10,151
5.000% due 04/25/2033	10,589	10,839
Federal Home Loan Bank
6.000% due 08/15/2026	1,429	1,438
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	518	524
Freddie Mac
5.000% due 12/15/2013	363	363
5.500% due 11/15/2015	1,130	1,158
5.250% due 04/15/2026	993	997
5.700% due 02/15/2031	5,033	5,162
4.500% due 08/15/2031	25,657	25,783
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	44	43
Government National Mortgage Association
1.520% due 09/20/2030 (a)	30	30
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	2,113	2,120
6.000% due 07/25/2032	298	299
Housing Securities, Inc.
1.810% due 07/25/2032 (a)(l)	94	93
Impac CMB Trust
1.520% due 07/25/2033 (a)	10,058	10,069
MASTR Asset Securitization Trust
5.375% due 10/25/2032	831	846
5.500% due 09/25/2033	5,217	5,294
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(l)	2,531	2,563
PNC Mortgage Securities Corp.
7.375% due 10/25/2030 (a)	178	181
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	31	31
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,765	3,827
Salomon Brothers Mortgage Securities VII, Inc.
5.158% due 12/25/2030 (a)	3,230	3,267
Structured Asset Mortgage Investments, Inc.
9.356% due 06/25/2029 (a)	3,663	3,889
Structured Asset Securities Corp.
1.410% due 10/25/2027 (a)	3,042	3,040
1.600% due 03/25/2031 (a)	1,625	1,639
4.289% due 09/25/2036 (a)	135	133
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	939	967
6.010% due 04/25/2031 (a)	647	647
3.268% due 02/27/2034 (a)	5,779	5,850

		133,111

Fannie Mae 7.8%
3.363% due 04/01/2018 (a)	76	77
3.460% due 05/01/2022 (a)	32	32
4.100% due 07/01/2018 (a)	338	343
4.306% due 11/01/2027 (a)	123	125
4.385% due 11/01/2028 (a)	173	176
4.407% due 07/01/2028 (a)	129	131
4.443% due 04/01/2028 (a)	$110	$112
4.444% due 11/01/2028 (a)	147	150
4.856% due 02/01/2027 (a)	17	17
4.917% due 12/01/2036 (a)	5,328	5,459
5.003% due 12/01/2023 (a)	10	10
5.218% due 09/01/2034 (a)	5,818	5,960
5.329% due 04/01/2033 (a)	3,757	3,850
5.609% due 08/01/2029 (a)	111	114
6.000% due 01/01/2016-10/15/2033 (e)	59,215	61,412
6.500% due 09/01/2005-01/01/2033 (e)	2,593	2,691
7.000% due 02/01/2015-03/01/2015 (e)	5,718	6,086
7.500% due 09/01/2015-05/01/2016 (e)	4,659	4,984
8.000% due 03/01/2030-07/01/2031 (e)	1,172	1,267

		92,996

Freddie Mac 2.3%
4.100% due 07/01/2019 (a)	1,327	1,361
4.172% due 12/01/2022 (a)	185	191
4.316% due 06/01/2022 (a)	137	141
6.000% due 03/01/2016-10/15/2033 (e)	23,189	23,972
6.500% due 08/01/2032	1,954	2,041
8.500% due 04/01/2025-06/01/2025 (e)	40	44

		27,750

Government National Mortgage Association 3.2%
4.375% due 02/20/2026-02/20/2028 (a)(e)	1,069	1,096
4.380% due 05/20/2026-04/20/2027 (a)	2,081	2,135
5.375% due 03/20/2026 (a)	938	959
5.625% due 12/20/2022-12/20/2027 (a)(e)	1,607	1,672
5.750% due 07/20/2018-07/20/2027 (a)(e)	7,555	7,725
6.000% due 10/22/2033	23,000	23,891
8.000% due 04/20/2030	1,232	1,322

		38,800

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	28	3
6.500% due 03/25/2023	700	21

		24

Total Mortgage-Backed Securities (Cost $291,741)		292,681

ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
1.270% due 06/25/2028 (a)	2,243	2,234
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)	1,550	1,552
1.380% due 08/25/2032 (a)	3,197	3,193
Asset-Backed Securities Corp. Long Beach Home Equity
Loan Trust
1.360% due 08/21/2030 (a)	488	487
Countrywide Asset-Backed Certificates
1.340% due 05/25/2029 (a)	1,501	1,501
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)	2,713	2,711
Green Tree Financial Corp.
6.970% due 04/01/2031	1,009	1,022
Novastar Home Equity Loan
1.395% due 04/25/2028 (a)	742	741

Total Asset-Backed Securities (Cost $13,475)		13,441

74	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.6%
Republic of Brazil
2.125% due 04/15/2006 (a)	$3,960	$3,871
10.000% due 01/16/2007	3,000	3,220
2.187% due 04/15/2009 (a)	776	698

Total Sovereign Issues (Cost $7,533)		7,789

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.6%
Commonwealth of New Zealand
4.500% due 02/15/2016 (h) N$	9,750	7,236

Total Foreign Currency-Denominated Issues (Cost $6,653)		7,236

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC) 7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	$6,200	0

Total Purchased Put Options (Cost $0)		0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021	1,700	1,024

Total Convertible Bonds & Notes (Cost $937)		1,024

PREFERRED SECURITY 0.1%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (a)	110	1,155

Total Preferred Security (Cost $1,103)		1,155

SHORT-TERM INSTRUMENTS 66.4%
	Principal Amount (000s)
Certificates of Deposit 2.7%
Wells Fargo Financial, Inc.
1.070% due 10/07/2003	$33,000	33,000

Commercial Paper 58.0%
Anz, Inc.
1.030% due 10/08/2003	27,200	27,195
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	6,200	6,191
Danske Corp.
1.030% due 10/15/2003	21,300	21,291
1.060% due 12/16/2003	10,000	9,977
Fannie Mae
1.050% due 10/01/2003	8,900	8,900
0.985% due 10/08/2003	41,700	41,692
1.000% due 10/15/2003	14,500	14,494
1.025% due 10/22/2003	30,800	30,782
1.045% due 10/29/2003	40,000	39,967
1.055% due 11/05/2003	4,000	3,996
1.067% due 11/05/2003	4,100	4,096
1.070% due 11/12/2003	3,600	3,596
0.985% due 11/19/2003	5,000	4,993
1.055% due 11/19/2003	19,300	19,272
1.075% due 12/03/2003	47,600	47,510
1.110% due 12/11/2003	35,000	34,925
1.080% due 12/15/2003	$12,100	$12,073
1.080% due 02/02/2004	6,500	6,475
1.080% due 02/18/2004	34,800	34,651
1.115% due 02/25/2004	20,000	19,910
1.137% due 03/03/2004	56,500	56,234
1.085% due 03/10/2004	24,500	24,379
1.080% due 03/17/2004	30,000	29,846
Federal Home Loan Bank
1.000% due 10/15/2003	20,000	19,992
1.020% due 10/22/2003	3,500	3,498
1.045% due 10/29/2003	3,000	2,998
1.150% due 10/29/2003	40,000	39,964
Freddie Mac
1.135% due 10/30/2003	40,000	39,963
General Electric Capital Corp.
1.030% due 11/13/2003	2,200	2,197
1.050% due 11/19/2003	7,000	6,990
1.060% due 12/18/2003	15,000	14,965
HBOS Treasury Services PLC
1.070% due 12/10/2003	27,500	27,442
1.105% due 01/23/2004	400	399
Kraft Foods, Inc.
1.940% due 02/27/2004	16,100	16,100
Republic of Italy
1.175% due 10/22/2003	10,700	10,693
Royal Bank of Scotland PLC
1.020% due 10/16/2003	8,400	8,396

		696,042

Repurchase Agreement 1.2%
State Street Bank
0.800% due 10/01/2003	14,135	14,135

(Dated 09/30/2003. Collateralized by Freddie Mac 2.550% due 10/29/2004 valued at $14,419. Repurchase Proceeds are $14,135.)
U.S. Treasury Bills 4.5%
0.933% due 12/04/2003-12/18/2003 (c)(e)(f)	54,410	54,297

Total Short-Term Instruments (Cost $797,498)		797,474

Total Investments 104.4% (Cost $1,252,052)		$1,254,403
Written Options (g) (0.0%) (Premiums $382)		(72)

Other Assets and Liabilities (Net) (4.4%)		(53,267)

Net Assets 100.0%		$1,201,064

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $52,312 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	102	$217
Eurodollar September Futures
(09/2004)—Long	66	128
Eurodollar December Futures
(12/2004)—Long	33	48
Eurodollar March Futures
(03/2005)—Long	24	37
Eurodollar June Futures
(06/2005)—Long	23	36
Eurodollar September Futures
(09/2005)—Long	7	1
S & P 500 Index December Futures
(12/2003)—Long	2,565	(5,347)
United Kingdom 90-Day Libor
Futures (12/2003)—Long	6	(7)
United Kingdom 90-Day Libor
Futures (03/2004)—Long	3	(4)
United Kingdom 90-Day Libor
Futures (09/2004)—Long	76	(86)
United Kingdom 90-Day Libor
Futures (12/2004)—Long	70	(71)
U. S. Treasury 5-Year Note
(12/2003)—Long	33	52

		$(4,996)

(d)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Value as Percentage of Net Assets

Bank Mart	07/07/1995	$1,912	$1,903	0.16%

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $17,723 as of September 30, 2003.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	301	$135	$15

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	75

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2003 (Unaudited)

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$52
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%* Exp. 12/17/2003	10,700	138	5

		$247	$57

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Principal amount of security is adjusted for inflation.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$1,400	$4
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	12
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	6
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2004	376	0
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700%
Counterparty: J.P. Morgan Chase & Co. Exp. 04/03/2004	12	0

		$22

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	439	10/2003	$0	$(34)	$(34)
Buy	JY	135,824	10/2003	0	0	0
Sell	N$	11,567	10/2003	0	(321)	(321)
Sell		11,567	11/2003	0	(5)	(5)
Buy		11,567	10/2003	7	0	7

				$7	$(360)	$(353)

(k)	Principal amount denoted in indicated currency:

BP—British Pound

JY—Japanese Yen

N$—New Zealand Dollar

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $5,672, which is 0.47% of net assets.

76	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 1.0%
Banking & Finance 0.3%
CIT Group, Inc.
2.430% due 07/30/2004 (a)		$10	$10
2.610% due 01/31/2005 (a)		50	51
General Motors Acceptance Corp.
1.679% due 07/21/2004 (a)		20	20
3.140% due 03/04/2005 (a)		100	101

			182

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)		40	40
4.750% due 01/15/2008		30	31
Pemex Project Funding Master Trust
7.375% due 12/15/2014		10	11
Time Warner, Inc.
9.125% due 01/15/2013		30	38
Weyerhaeuser Co.
7.950% due 03/15/2025		30	35

			155

Utilities 0.5%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)		5	5
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		300	301
Sprint Capital Corp.
5.700% due 11/15/2003		10	10

			316

Total Corporate Bonds & Notes (Cost $641)			653

MUNICIPAL BONDS & NOTES 0.2%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004		100	100
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021		30	30

			130

New Jersey 0.0%
Tobacco Settlement Financing Corp., Series 2003
4.375% due 06/01/2019		40	37

Total Municipal Bonds & Notes (Cost $171)			167

U.S. TREASURY OBLIGATIONS 6.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008		91	102
3.875% due 01/15/2009		135	154
3.000% due 07/15/2012		1,432	1,569
1.875% due 07/15/2013		2,003	1,992
3.625% due 04/15/2028		114	137

Total U.S. Treasury Obligations (Cost $3,916)			3,954

MORTGAGE-BACKED SECURITIES 7.4%
Collateralized Mortgage Obligations 4.0%
Bear Stearns Adjustable Rate Mortgage Trust
5.373% due 01/25/2033 (a)		6	6
5.350% due 03/25/2033 (a)		32	33
Countrywide Alternative Loan Trust
4.750% due 01/25/2033		11	11
Countrywide Home Loans, Inc.
5.262% due 05/19/2032 (a)		3	3
CS First Boston Mortgage Securities Corp.
5.718% due 05/25/2032 (a)		15	15
6.000% due 01/25/2033		145	146
Fannie Mae
1.520% due 11/25/2032 (a)		$375	$376
5.000% due 04/25/2033		101	104
Freddie Mac
5.000% due 12/15/2013		15	15
5.625% due 07/15/2028		2	2
6.000% due 01/15/2029		7	7
5.700% due 02/15/2031		71	73
4.500% due 08/15/2031		965	969
GSR Mortgage Loan Trust
6.000% due 03/25/2032		16	16
6.000% due 07/25/2032		3	3
Impac CMB Trust
1.520% due 07/25/2033 (a)		462	463
MASTR Asset Securitization Trust
5.500% due 09/25/2033		92	93
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(h)		65	66
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017		11	11
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2032		6	6
5.450% due 02/25/2033 (a)		22	23
3.363% due 02/27/2034 (a)		191	193

			2,634

Fannie Mae 2.7%
3.888% due 05/01/2036 (a)		38	39
4.963% due 12/01/2036 (a)		185	190
5.000% due 11/01/2017		500	512
5.250% due 09/01/2034 (a)		233	238
5.355% due 04/01/2033 (a)		137	140
6.000% due 11/01/2032-03/01/2033 (b)		573	591
6.500% due 05/01/2032-08/01/2032 (b)		33	34
7.000% due 09/01/2013		49	52
8.000% due 12/01/2030		19	21

			1,817

Freddie Mac 0.4%
4.180% due 02/01/2024 (a)		46	47
6.000% due 12/01/2032		89	92
6.500% due 08/01/2032		18	19
8.000% due 01/01/2017		105	115

			273

Government National Mortgage Association 0.3%
4.375% due 03/20/2027 (a)		17	17
6.000% due 10/22/2033		160	166
8.000% due 02/15/2030		7	8

			191

Total Mortgage-Backed Securities (Cost $4,899)			4,915

ASSET-BACKED SECURITIES 0.3%
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)		17	17
Centex Home Equity Loan Trust
5.770% due 11/25/2027		53	53
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)		134	134

Total Asset-Backed Securities (Cost $205)			204

SOVEREIGN ISSUES 0.1%
Republic of South Africa
7.375% due 04/25/2012		30	34
United Mexican States
6.375% due 01/16/2013		20	21

Total Sovereign Issues (Cost $55)			55

FOREIGN CURRENCY-DENOMINATED ISSUES (f)(g) 0.0%
France Telecom S.A.
2.000% due 01/01/2004	EC	16	$19

Total Foreign Currency-Denominated Issues (Cost $16)			19

PURCHASED PUT OPTIONS 0.0%
	# of Contracts

Eurodollar December Futures (CME)
Strike @ 98.375 Exp. 12/15/2003		3	0
Eurodollar March Futures (CME)
Strike @ 93.750 Exp. 03/15/2004		4	0
S&P 500 Index December Futures (CME)
Strike @ 600.000 Exp. 12/19/2003		35	2

Total Purchased Put Options (Cost $2)			2

SHORT-TERM INSTRUMENTS 64.2%
	Principal Amount (000s)

Certificates of Deposit 3.0%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003		$1,000	1,000
1.060% due 10/23/2003		1,000	1,000

			2,000

Commercial Paper 52.7%
CBA Finance, Inc.
1.050% due 10/07/2003		700	700
Danske Corp.
1.065% due 11/12/2003		1,000	999
Fannie Mae
1.050% due 10/01/2003		1,200	1,200
1.010% due 10/08/2003		2,700	2,699
1.060% due 10/29/2003		2,000	1,998
1.040% due 11/21/2003		2,600	2,596
1.065% due 12/03/2003		1,000	998
1.075% due 12/03/2003		800	798
1.055% due 12/10/2003		1,600	1,597
1.110% due 12/11/2003		200	199
1.070% due 12/15/2003		400	399
1.010% due 12/24/2003		2,000	1,995
1.080% due 02/02/2004		1,000	998
1.080% due 02/18/2004		1,000	996
1.080% due 02/19/2004		1,000	996
1.080% due 02/23/2004		2,800	2,788
1.130% due 02/25/2004		200	199
1.095% due 03/24/2004		2,300	2,288
Federal Home Loan Bank
1.045% due 10/29/2003		4,000	3,997
1.140% due 11/07/2003		100	100
1.047% due 12/10/2003		200	200
General Electric Capital Corp.
1.060% due 12/18/2003		500	499
1.120% due 01/21/2004		1,000	997
HBOS Treasury Services PLC
1.070% due 12/10/2003		1,000	998
1.065% due 12/23/2003		500	499
Kraft Foods, Inc.
2.080% due 02/27/2004		200	199
Royal Bank of Scotland PLC
1.085% due 11/03/2003		1,000	999
Shell Finance
1.100% due 12/12/2003		1,000	998
Westpac Trust Securities Ltd.
1.030% due 01/28/2004		1,000	996

			34,925

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	77

Schedule of Investments

StocksPLUS Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003	$417	$417

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.4000% due 09/17/2004 valued at $426. Repurchase proceeds are $417.)
U.S. Treasury Bills 7.9%
1.007% due 12/04/2003-12/18/2003 (b)(d)	5,240	5,228

Total Short-Term Instruments (Cost $42,571)		42,570

Total Investments 79.2% (Cost $52,476)		$52,539
Written Options (e) (0.0%) (Premiums $2)		(4)
Other Assets and Liabilities (Net) 20.8%		13,767

Net Assets 100.0%		$66,302

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $5,228 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Emini S&P 500 Index December Futures
(12/2003)—Long	51	$10
Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	5	0
Euribor Purchased Put Options
Strike @ 96.125 (12/2003)—Long	2	0
Eurodollar March Futures
(03/2004)—Long	2	4
Eurodollar March Futures
(03/2005)—Long	2	1
Eurodollar June Futures
(06/2005)—Long	2	1
Eurodollar September Futures
(09/2005)—Long	2	1
Eurodollar December Futures
(12/2004)—Long	2	1
S&P 500 Index December Futures
(12/2003)—Long	199	(674)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	1	0
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	2	0
United Kingdom 90-Day LIBOR
Futures (09/2004)—Long	1	(1)
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	3	(3)
United Kingdom 90-Day LIBOR Purchased Put Options
Strike @ 94.000 (03/2004)—Long	5	0
United Kingdom 90-Day LIBOR Purchased Put Options
Strike @ 93.750 (06/2004)—Long	1	$0
United Kingdom 90-Day LIBOR Purchased Put Options
Strike @ 92.500 (09/2004)—Long	6	0
U.S. Treasury 5-Year Note
(12/2003)—Long	12	41
U.S Treasury 10-Year Note
(12/2003)—Long	23	115

		$(504)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750 Exp. 12/15/2003	2	$1	$0
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000 Exp. 11/22/2003	2	1	4

		$2	$4

(f)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	37	10/2003	$0	$(3)	$(3)
Sell	EC	27	11/2003	0	0	0
Buy	JY	5,295	10/2003	0	0	0
Sell		5,295	10/2003	0	0	0

				$0	$(3)	$(3)

(g)	Principal amount denoted in indicated currency:

BP—British Pound

EC—Euro

JY—Japanese Yen

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $66, which is 0.10% of net assets.

78	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MORTGAGE-BACKED SECURITIES 119.6%
Collateralized Mortgage Obligations 16.1%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	$3,000	$2,969
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	643	658
Bank of America Structural Security Trust
1.610% due 10/11/2033 (a)	1,000	977
Bank Trust Mortgage
5.700% due 12/01/2023 (g)	478	453
Countrywide Alternative Loan Trust
5.250% due 02/25/2033	1,265	1,272
CS First Boston Mortgage Securities Corp.
1.870% due 11/25/2031 (a)(g)	417	410
6.150% due 02/25/2032	1,096	1,103
1.117% due 03/25/2032 (a)	723	704
1.437% due 03/25/2032 (a)	702	698
2.860% due 03/25/2033 (a)(g)	1,012	995
1.886% due 08/25/2033 (a)	1,646	1,622
Fannie Mae
6.900% due 08/25/2011	67	68
7.750% due 08/25/2022	80	88
2.125% due 04/25/2023 (a)	16	16
6.500% due 09/25/2023	252	276
7.000% due 09/25/2023	13	14
6.500% due 10/25/2023	217	239
1.450% due 02/25/2025 (a)	339	340
1.510% due 04/18/2028 (a)	34	34
6.000% due 08/25/2028	1,892	1,903
1.470% due 11/25/2032 (a)	1,206	1,211
Freddie Mac
6.000% due 06/15/2008	181	186
4.500% due 03/15/2021	12	12
3.500% due 12/15/2022	8	8
6.000% due 07/15/2023	485	485
6.500% due 12/15/2023	56	61
6.500% due 03/15/2024	130	132
8.000% due 06/15/2026	89	99
5.500% due 05/15/2027	161	162
Government National Mortgage Association
6.500% due 12/16/2028	8,858	8,948
1.320% due 02/16/2032 (a)	2,779	2,780
1.370% due 08/16/2032 (a)	4,903	4,909
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	279	280
6.000% due 07/25/2032	161	161
Mellon Residential Funding Corp.
4.214% due 07/25/2029 (a)	124	124
Morgan Stanley Dean Witter Capital I, Inc.
5.500% due 04/25/2017	432	437
Norwest Asset Securities Corp.
6.250% due 01/25/2029	7	7
Prudential Home Mortgage Securities
6.750% due 09/25/2008	144	144
Sequoia Mortgage Trust
1.500% due 10/20/2027 (a)	913	918
1.460% due 05/20/2032 (a)	818	814
1.410% due 08/20/2032 (a)	857	861
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	1,348	1,343
Structured Asset Securities Corp.
6.250% due 04/25/2017	1,064	1,080
1.410% due 10/25/2027 (a)	1,294	1,294
1.600% due 03/25/2031 (a)	131	132
1.770% due 08/25/2032 (a)	985	980
1.400% due 01/25/2033 (a)	545	544
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	99	99
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	647	647
5.530% due 07/25/2032 (a)	494	508

		44,205

Fannie Mae 64.1%
2.232% due 07/01/2011 (a)	$961	$964
2.284% due 07/01/2011 (a)	2,308	2,320
3.190% due 10/01/2011 (a)	958	955
3.500% due 04/01/2026 (a)	14	14
3.946% due 04/01/2007	1,660	1,628
5.000% due 10/20/2018	44,500	45,599
5.223% due 11/01/2018 (a)	20	21
5.500% due 05/01/2006-10/15/2033 (b)	24,335	24,929
5.750% due 01/01/2021 (a)	69	71
5.892% due 10/01/2028 (a)	22	23
6.000% due 10/15/2033	60,500	62,447
6.271% due 05/01/2023 (a)	63	64
6.500% due 04/01/2028-10/15/2033 (b)	33,542	34,974
6.511% due 08/01/2026 (a)	42	44
7.500% due 06/01/2030-08/01/2031 (b)	1,955	2,086
9.000% due 01/01/2020	55	61

		176,200

Federal Housing Administration 1.5%
7.430% due 06/01/2019-10/25/2022 (b)	4,263	4,257

		4,257

Freddie Mac 22.0%
3.380% due 02/01/2018 (a)	112	114
5.000% due 10/15/2033	39,500	39,500
5.500% due 12/01/2017-02/01/2018 (b)	10,659	11,036
6.000% due 10/15/2033	9,000	9,301
6.077% due 05/01/2032 (a)	364	372
6.805% due 11/01/2028 (a)	28	29
6.870% due 07/01/2030 (a)	189	191
7.170% due 08/01/2025 (a)	48	51

		60,594

Government National Mortgage Association 14.0%
4.375% due 03/20/2016-03/20/2018 (a)(b)	353	363
5.000% due 10/22/2033	1,000	1,002
5.375% due 02/20/2017-03/20/2027 (a)	47	48
5.500% due 10/22/2033	12,000	12,304
5.625% due 12/20/2021-11/20/2023 (a)(b)	77	80
5.750% due 07/20/2022-08/20/2026 (a)(b)	197	202
6.000% due 11/13/2033 (a)	5,000	5,180
6.500% due 01/15/2029-12/15/2032 (b)	10,345	10,873
7.000% due 05/15/2032	7,800	8,298
7.500% due 05/15/2027-08/15/2027 (b)	20	22

		38,372

Stripped Mortgage-Backed Securities 1.9%
Ameriquest Mortgage Securities, Inc. (IO)
5.000% due 02/25/2006	76,515	5,082
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	1,308	34
Fannie Mae (IO)
6.500% due 11/25/2022	424	7
Fannie Mae (PO)
0.000% due 07/25/2022	93	80

		5,203

Total Mortgage-Backed Securities (Cost $325,648)		328,831

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	$556	$557
Ameriquest Mortgage Securities, Inc.
1.430% due 05/15/2030 (a)	965	966
1.430% due 05/25/2032 (a)	838	839
1.530% due 03/25/2033 (a)	1,680	1,683
Amortizing Residential Collateral Trust
1.470% due 10/25/2031 (a)	370	371
1.410% due 07/25/2032 (a)	1,176	1,174
CDC Mortgage Capital Trust
1.410% due 08/25/2032 (a)	823	822
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	443	443
1.380% due 04/25/2032 (a)	750	751
Chase Funding Loan Acquisition Trust
1.360% due 04/25/2031 (a)	417	417
CIT Group Home Equity Loan Trust
1.210% due 07/20/2018 (a)	2,000	2,001
1.390% due 06/25/2033 (a)	1,193	1,194
Conseco Finance Securitizations Corp.
5.808% due 06/15/2032	360	361
Countrywide Asset-Backed Certificates
1.612% due 05/25/2032 (a)	577	577
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	613	613
CS First Boston Mortgage Securities Corp.
1.760% due 08/25/2032 (a)	2,238	2,243
EMC Mortgage Loan Trust
1.860% due 08/25/2040 (a)	1,337	1,311
Fannie Mae
1.190% due 08/25/2023 (a)	2,975	2,977
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	2,330	2,331
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	588	588
Home Equity Mortgage Trust
1.370% due 04/25/2033 (a)	350	350
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	547	547
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	560	560
Long Beach Mortgage Loan Trust
1.440% due 05/25/2032 (a)	2,519	2,523
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	132	132
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	795	796
1.440% due 07/25/2032 (a)	1,169	1,168
1.530% due 11/25/2032 (a)	1,599	1,602
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)	12	12
Renaissance Home Equity Loan Trust
1.500% due 12/25/2032 (a)	1,942	1,944
1.560% due 08/25/2033 (a)	2,958	2,967
Residential Asset Mortgage Products, Inc.
1.820% due 04/25/2034 (a)	2,504	2,506
Specialty Underwriting & Residential Finance
1.450% due 01/25/2034 (a)	2,698	2,696
Structured Asset Securities Corp.
1.220% due 04/25/2033 (a)	2,548	2,536
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	2,715	2,724

Total Asset-Backed Securities (Cost $45,277)		45,282

PURCHASED PUT OPTIONS 0.0%
Fannie Mae (OTC)
6.000% due 10/15/2033
Strike @ 90.859
Exp. 10/08/2003	13,000	0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	79

Schedule of Investments (Cont.)

Total Return Mortgage Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 11/13/2033
Strike @ 95.000
Exp. 11/06/2003	$8,000	$0
6.500% due 11/13/2033
Strike @ 92.000
Exp. 11/06/2003	40,000	0
6.000% due 11/13/2033
Strike @ 83.453
Exp. 11/13/2003	26,000	0
Government National Mortgage Association (OTC)
6.000% due 11/13/2033
Strike @ 90.000
Exp. 11/12/2003	36,000	0

Total Purchased Put Options (Cost $14)		0

SHORT-TERM INSTRUMENTS 39.4%
Certificates of Deposit 2.9%
Wells Fargo Financial, Inc.
1.060% due 10/23/2003	8,000	8,000

Commercial Paper 34.0%
Danske Corp.
1.070% due 12/16/2003	8,000	7,982
Fannie Mae
1.060% due 12/15/2003	3,100	3,093
1.070% due 12/15/2003	11,100	11,075
1.050% due 12/17/2003	12,400	12,371
1.080% due 02/18/2004	8,000	7,966
1.080% due 02/19/2004	8,700	8,662
1.080% due 02/24/2004	2,000	1,991
1.130% due 02/25/2004	1,400	1,394
1.080% due 03/17/2004	6,000	5,969
1.095% due 03/24/2004	3,700	3,680
Federal Home Loan Bank
1.075% due 03/10/2004	8,000	7,961
General Electric Capital Corp.
1.060% due 12/10/2003	8,000	7,983
HBOS Treasury Services PLC
1.080% due 11/20/2003	1,250	1,248
Royal Bank of Scotland PLC
1.085% due 01/20/2004	2,200	2,193
Shell Finance
1.100% due 03/16/2004	6,200	6,168
Westpac Trust Securities NZ Ltd.
1.090% due 12/19/2003	3,800	3,791

		93,527

Repurchase Agreement 2.3%
State Street Bank
0.800% due 10/01/2003	6,350	6,350

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.250% due 08/15/2005 valued at $6,479. Repurchase proceeds are $6,350.)
U.S. Treasury Bill 0.2% (c)
1.010% due 12/18/2003	$490	$489

Total Short-Term Instruments (Cost $108,371)		108,366

Total Investments 175.4% (Cost $479,310)		$482,479
Written Options (d) (0.0%) (Premiums $385)		(158)
Other Assets and Liabilities (Net) (75.4%)		(207,320)

Net Assets 100.0%		$275,001

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $250 as of September 30, 2003.

(d)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 6.000%*
Exp. 03/05/2004	$26,900	$205	$92
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 03/05/2004	26,900	180	66

		$385	$158

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR with 6.940% interest rate cap and pay a fixed amount equal to $119.
Counterparty: Lehman Brothers, Inc. Exp. 07/01/2011	$3,000	$(34)
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.560%.
Counterparty: Bear Stearns & Co., Inc. Exp. 04/01/2004	5,000	0
The Fund paid initial exchange amount of $900 and receives interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2027	3,000	0

		$(34)

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	10/15/2033	$30,000	$30,010	$29,341
Fannie Mae	5.000	11/13/2033	16,000	15,950	15,905
Fannie Mae	5.500	11/01/2033	5,000	5,084	5,052
Government National Mortgage Association	7.000	10/22/2033	4,000	4,250	4,226
Government National Mortgage Association	5.000	11/19/2033	1,000	999	999

				$56,293	$55,523

(g)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,858, which is 0.68% of net assets.

80	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(This Page Intentionally Left Blank)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	81

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

All Asset Fund
Class D
04/30/2003 - 09/30/2003 +	$11.39	$0.06	(a)	$0.52	(a)	$0.58	$(0.11)

California Intermediate Municipal Bond Fund
Class D
09/30/2003 +	$10.22	$0.20	(a)	$(0.12	)(a)	$0.08	$(0.20)

03/31/2003	10.16	0.40	(a)	0.12	(a)	0.52	(0.41)

03/31/2002	10.60	0.46	(a)	(0.07	)(a)	0.39	(0.43)

03/31/2001	10.05	0.45	(a)	0.55	(a)	1.00	(0.42)

01/31/2000 - 03/31/2000	9.88	0.06	(a)	0.18	(a)	0.24	(0.07)

California Municipal Bond Fund
Class D
09/30/2003 +	$10.36	$0.23	(a)	$(0.12	)(a)	$0.11	$(0.20)

03/31/2003	10.02	0.43	(a)	0.34	(a)	0.77	(0.42)

03/31/2002	10.35	0.36	(a)	0.04	(a)	0.40	(0.34)

07/31/2000 - 03/31/2001	10.35	0.31	(a)	0.43	(a)	0.74	(0.31)

CommodityRealReturn Strategy Fund
Class D
09/30/2003 +	$12.03	$0.59	(a)	$0.66	(a)	$1.25	$(0.06)

11/29/2002 - 03/31/2003	11.38	(2.68	)(a)	4.09	(a)	1.41	(0.76)

Diversified Income Fund
Class D
07/31/2003 - 09/30/2003 +	$10.00	$0.04	(a)	$0.46	(a)	$0.50	$(0.07)

Emerging Markets Bond Fund
Class D
09/30/2003 +	$10.05	$0.27	(a)	$1.05	(a)	$1.32	$(0.27)

03/31/2003	9.60	0.65	(a)	0.71	(a)	1.36	(0.66)

03/31/2002	8.40	0.67	(a)	1.78	(a)	2.45	(0.75)

03/31/2001	8.61	0.79	(a)	0.20	(a)	0.99	(0.80)

Foreign Bond Fund
Class D
09/30/2003 +	$10.70	$0.14	(a)	$(0.04	)(a)	$0.10	$(0.15)

03/31/2003	10.39	0.35	(a)	0.57	(a)	0.92	(0.24)

03/31/2002	10.32	0.43	(a)	0.09	(a)	0.52	(0.43)

03/31/2001	10.03	0.53	(a)	0.51	(a)	1.04	(0.54)

03/31/2000	10.63	0.59	(a)	(0.45	)(a)	0.14	(0.59)

04/08/1998 - 03/31/1999	10.83	0.53	(a)	0.15	(a)	0.68	(0.53)

GNMA Fund
Class D
09/30/2003 +	$11.05	$0.04	(a)	$0.11	(a)	$0.15	$(0.14)

03/31/2003	10.67	0.19	(a)	0.67	(a)	0.86	(0.23)

05/31/2001 - 03/31/2002	10.43	0.18	(a)	0.52	(a)	0.70	(0.34)

High Yield Fund
Class D
09/30/2003 +	$8.90	$0.33	(a)	$0.52	(a)	$0.85	$(0.33)

03/31/2003	9.19	0.70	(a)	(0.28	)(a)	0.42	(0.71)

03/31/2002	9.88	0.74	(a)	(0.68	)(a)	0.06	(0.75)

03/31/2001	10.22	1.52	(a)	(0.99	)(a)	0.53	(0.87)

03/31/2000	11.23	0.89	(a)	(1.01	)(a)	(0.12)	(0.89)

04/08/1998 - 03/31/1999	11.68	0.89	(a)	(0.45	)(a)	0.44	(0.89)

Low Duration Fund
Class D
09/30/2003 +	$10.33	$0.09	(a)	$0.03	(a)	$0.12	$(0.12)

03/31/2003	10.06	0.31	(a)	0.45	(a)	0.76	(0.35)

03/31/2002	10.03	0.46	(a)	0.08	(a)	0.54	(0.50)

03/31/2001	9.81	0.62	(a)	0.24	(a)	0.86	(0.64)

03/31/2000	10.10	0.61	(a)	(0.29	)(a)	0.32	(0.61)

04/08/1998 - 03/31/1999	10.19	0.60	(a)	(0.03	)(a)	0.57	(0.60)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(d)	Ratio of expenses to average net assets excluding interest expense is 0.85%.

82	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

All Asset Fund
Class D
04/30/2003 - 09/30/2003 +	$0.00	$0.00	$(0.11)	$11.86	5.09%	$15,600	0.90	%*	0.92	%(j)	67%

California Intermediate Municipal Bond Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.20)	$10.10	0.75%	$4,084	0.85	%*	3.87	%*	63%

03/31/2003	(0.05)	0.00	(0.46)	10.22	5.16	6,046	0.85		3.91		101

03/31/2002	(0.40)	0.00	(0.83)	10.16	3.77	1,444	0.87	(d)	4.41		94

03/31/2001	(0.03)	0.00	(0.45)	10.60	10.21	181	0.86	(d)	4.26		257

01/31/2000 - 03/31/2000	0.00	0.00	(0.07)	10.05	2.39	10	0.85	*(c)	3.88	*	357

California Municipal Bond Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.20)	$10.27	1.06%	$10	0.85	%*	4.34	%*	85%

03/31/2003	(0.01)	0.00	(0.43)	10.36	7.76	92	0.85		4.14		221

03/31/2002	(0.39)	0.00	(0.73)	10.02	3.81	11	0.87	(d)	3.44		164

07/31/2000 - 03/31/2001	(0.43)	0.00	(0.74)	10.35	7.82	10	0.85	*	4.47	*	338

CommodityRealReturn Strategy Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.06)	$13.22	10.43%	$46,933	1.24	%*	9.20	%*	152%

11/29/2002 - 03/31/2003	0.00	0.00	(0.76)	12.03	12.71	3,069	1.24	*(h)	(62.62	)*	492

Diversified Income Fund
Class D
07/31/2003 - 09/30/2003 +	$0.00	$0.00	$(0.07)	$10.43	4.96%	$827	1.20	%*	2.47	%*	80%
Emerging Markets Bond Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.27)	$11.10	13.20%	$124,923	1.25	%*	5.01	%*	280%

03/31/2003	(0.25)	0.00	(0.91)	10.05	15.66	92,630	1.27	(e)	7.02		388

03/31/2002	(0.50)	0.00	(1.25)	9.60	30.94	27,004	1.26	(e)	7.05		620

03/31/2001	(0.40)	0.00	(1.20)	8.40	12.58	11	1.33	(e)	9.33		902

Foreign Bond Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.15)	$10.65	0.93%	$168,195	0.95	%*	2.56	%*	392%

03/31/2003	(0.25)	(0.12)	(0.61)	10.70	9.13	144,142	0.95		3.31		589

03/31/2002	(0.02)	0.00	(0.45)	10.39	5.21	53,177	0.96	(b)	4.09		434

03/31/2001	(0.21)	0.00	(0.75)	10.32	10.84	26,590	0.99	(b)	5.26		417

03/31/2000	(0.15)	0.00	(0.74)	10.03	1.51	9,955	1.16	(b)	5.77		330

04/08/1998 - 03/31/1999	(0.35)	0.00	(0.88)	10.63	6.46	8,513	0.95	*	4.82	*	376

GNMA Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.14)	$11.06	1.36%	$7,483	0.90	%*	0.74	%*	771%

03/31/2003	(0.25)	0.00	(0.48)	11.05	8.16	6,083	0.95	(g)	1.69		763

05/31/2001 - 03/31/2002	(0.12)	0.00	(0.46)	10.67	7.40	985	1.01	*(f)	2.03	*	1292

High Yield Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.33)	$9.42	9.66%	$376,974	0.90	%*	7.07	%*	61%

03/31/2003	0.00	0.00	(0.71)	8.90	5.18	271,072	0.90		8.20		129

03/31/2002	0.00	0.00	(0.75)	9.19	0.68	121,572	0.90		7.86		96

03/31/2001	0.00	0.00	(0.87)	9.88	5.40	32,820	0.90		15.06		53

03/31/2000	0.00	0.00	(0.89)	10.22	(1.14)	23,601	0.90		8.29		39

04/08/1998 - 03/31/1999	0.00	0.00	(0.89)	11.23	4.00	9,065	0.90	*	8.07	*	39

Low Duration Fund
Class D
09/30/2003 +	$0.00	$0.00	$(0.12)	$10.33	1.18%	$569,382	0.75	%*	1.74	%*	161%

03/31/2003	(0.14)	0.00	(0.49)	10.33	7.73	438,641	0.75		2.98		218

03/31/2002	(0.01)	0.00	(0.51)	10.06	5.57	107,165	0.75		4.59		569

03/31/2001	0.00	0.00	(0.64)	10.03	9.10	19,282	0.82	(i)	6.23		348

03/31/2000	0.00	0.00	(0.61)	9.81	3.22	12,018	0.83	(i)	6.11		82

04/08/1998 - 03/31/1999	(0.06)	0.00	(0.66)	10.10	5.77	6,481	0.75	*	5.81	*	245

(e)	Ratio of expenses to average net assets excluding interest expense is 1.25%.
(f)	Ratio of expenses to average net assets excluding interest expense is 1.00%.
(g)	Effective December 1, 2002, the administrative expense was reduced to 0.40%.
(h)	If the investment manager did not reimbursed expenses, the ratio of expenses to average net assets would have been 2.40%.
(i)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(j)	Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	83

Financial Highlights (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Municipal Bond Fund
Class D
09/30/2003 +	$10.18	$0.19	(a)	$0.02	(a)	$0.21	$(0.19)

03/31/2003	10.03	0.42	(a)	0.18	(a)	0.60	(0.42)

03/31/2002	10.02	0.47	(a)	0.12	(a)	0.59	(0.47)

03/31/2001	9.47	0.43	(a)	0.56	(a)	0.99	(0.44)

03/31/2000	10.12	0.42	(a)	(0.64	)(a)	(0.22)	(0.43)

04/08/1998 - 03/31/1999	9.98	0.40	(a)	0.14	(a)	0.54	(0.40)

New York Municipal Bond Fund
Class D
09/30/2003 +	$10.68	$0.16	(a)	$0.08	(a)	$0.24	$(0.16)

03/31/2003	10.35	0.36	(a)	0.49	(a)	0.85	(0.40)

03/31/2002	10.64	0.45	(a)	0.17	(a)	0.62	(0.45)

03/31/2001	9.94	0.44	(a)	0.77	(a)	1.21	(0.42)

01/31/2000 - 03/31/2000	9.79	0.07	(a)	0.15	(a)	0.22	(0.07)

Real Return Fund
Class D
09/30/2003 +	$11.42	$0.22	(a)	$0.27	(a)	$0.49	$(0.22)

03/31/2003	10.29	0.45	(a)	1.31	(a)	1.76	(0.48)

03/31/2002	10.40	0.32	(a)	0.12	(a)	0.44	(0.45)

03/31/2001	9.92	0.72	(a)	0.60	(a)	1.32	(0.76)

03/31/2000	9.83	0.63	(a)	0.12	(a)	0.75	(0.64)

04/08/1998 - 03/31/1999	9.77	0.47	(a)	0.09	(a)	0.56	(0.50)

Short Duration Municipal Income Fund
Class D
09/30/2003 +	$10.16	$0.08	(a)	$0.03	(a)	$0.11	$(0.09)

03/31/2003	10.17	0.23	(a)	(0.02	)(a)	0.21	(0.22)

03/31/2002	10.16	0.30	(a)	0.09	(a)	0.39	(0.34)

03/31/2001	9.98	0.41	(a)	0.17	(a)	0.58	(0.40)

01/31/2000 - 03/31/2000	9.99	0.06	(a)	(0.01	)(a)	0.05	(0.06)

Short-Term Fund
Class D
09/30/2003 +	$10.04	$0.06	(a)	$0.04	(a)	$0.10	$(0.08)

03/31/2003	10.00	0.25	(a)	0.07	(a)	0.32	(0.26)

03/31/2002	10.03	0.32	(a)	0.06	(a)	0.38	(0.39)

03/31/2001	9.95	0.62	(a)	0.09	(a)	0.71	(0.61)

03/31/2000	10.03	0.55	(a)	(0.08	)(a)	0.47	(0.55)

04/08/1998 - 03/31/1999	10.07	0.53	(a)	(0.03	)(a)	0.50	(0.53)

StocksPLUS Fund
Class D
09/30/2003 +	$7.56	$0.89	(a)	$0.48	(a)	$1.37	$(0.14)

03/31/2003	9.93	(0.80	)(a)	(1.45	)(a)	(2.25)	(0.12)

03/31/2002	10.12	0.32	(a)	(0.29	)(a)	0.03	(0.22)

03/31/2001	14.08	(0.05	)(a)	(2.76	)(a)	(2.81)	(0.24)

03/31/2000	14.27	1.04	(a)	1.29	(a)	2.33	(2.01)

04/08/1998 - 03/31/1999	14.13	0.79	(a)	1.38	(a)	2.17	(0.79)

StocksPLUS Total Return Fund
Class D
07/31/2003 - 09/30/2003 +	$10.75	$(0.01	)(a)	$0.18	(a)	$0.17	$(0.02)

Total Return Mortgage Fund
Class D
09/30/2003 +	$10.75	$0.04	(a)	$0.14	(a)	$0.18	$(0.12)

03/31/2003	10.35	0.21	(a)	0.72	(a)	0.93	(0.26)

03/31/2002	10.42	0.35	(a)	0.35	(a)	0.70	(0.37)

03/31/2001	9.97	0.59	(a)	0.63	(a)	1.22	(0.59)

03/31/2000	10.19	0.54	(a)	(0.20	)(a)	0.34	(0.56)

04/08/1998 - 03/31/1999	10.27	0.53	(a)	0.02	(a)	0.55	(0.53)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.

84	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Municipal Bond Fund
Class D
09/30/2003 +	$0.00	$(0.19)	$10.20	2.06%	$18,400	0.85	%*	3.69	%*	62%

03/31/2003	(0.03)	(0.45)	10.18	6.10	21,509	0.85		4.08		108

03/31/2002	(0.11)	(0.58)	10.03	5.95	6,738	0.85		4.61		231

03/31/2001	0.00	(0.44)	10.02	10.74	1,414	0.85		4.41		306

03/31/2000	0.00	(0.43)	9.47	(2.16)	1,104	0.85		4.46		145

04/08/1998 - 03/31/1999	0.00	(0.40)	10.12	5.47	242	0.85	*	3.99	*	70

New York Municipal Bond Fund
Class D
09/30/2003 +	$0.00	$(0.16)	$10.76	2.28%	$2,173	0.85	%*	2.99	%*	88%

03/31/2003	(0.12)	(0.52)	10.68	8.35	1,491	0.85		3.36		227

03/31/2002	(0.46)	(0.91)	10.35	6.08	66	0.87	(e)	4.19		204

03/31/2001	(0.09)	(0.51)	10.64	12.44	113	0.90	(e)	4.23		973

01/31/2000 - 03/31/2000	0.00	(0.07)	9.94	2.21	10	0.87	*(d)(g)	4.02	*	270

Real Return Fund
Class D
09/30/2003 +	$0.00	$(0.22)	$11.69	4.35%	$787,758	0.91	%*(f)	3.87	%*	150%

03/31/2003	(0.15)	(0.63)	11.42	17.47	837,960	0.91	(f)	4.04		191

03/31/2002	(0.10)	(0.55)	10.29	4.22	378,576	0.90		3.10		237

03/31/2001	(0.08)	(0.84)	10.40	13.99	57,696	0.94	(f)	7.14		202

03/31/2000	(0.02)	(0.66)	9.92	7.93	15,560	0.93	(f)	6.44		253

04/08/1998 - 03/31/1999	0.00	(0.50)	9.83	5.89	193	0.92	*(f)	4.75	*	438

Short Duration Municipal Income Fund
Class D
09/30/2003 +	$0.00	$(0.09)	$10.18	1.04%	$11,145	0.80	%*	1.65	%*	109%

03/31/2003	0.00	(0.22)	10.16	2.10	9,210	0.80		2.22		152

03/31/2002	(0.04)	(0.38)	10.17	3.88	470	0.80		2.93		107

03/31/2001	0.00	(0.40)	10.16	5.78	11	0.81	(g)	4.05		208

01/31/2000 - 03/31/2000	0.00	(0.06)	9.98	0.47	10	0.80	*(c)	3.51	*	171

Short-Term Fund
Class D
09/30/2003 +	$0.00	$(0.08)	$10.06	1.00%	$198,114	0.75	%*	1.28	%*	112%

03/31/2003	(0.02)	(0.28)	10.04	3.30	137,874	0.75		2.47		77

03/31/2002	(0.02)	(0.41)	10.00	3.80	81,643	0.82	(b)	3.17		131

03/31/2001	(0.02)	(0.63)	10.03	7.33	6,613	1.31	(b)	6.15		121

03/31/2000	0.00	(0.55)	9.95	4.87	3,361	0.93	(b)	5.54		38

04/08/1998 - 03/31/1999	(0.01)	(0.54)	10.03	5.10	2,278	0.75	*	5.05	*	47

StocksPLUS Fund
Class D
09/30/2003 +	$0.00	$(0.14)	$8.79	18.01%	$2,924	1.05	%*	20.61	%*	119%

03/31/2003	0.00	(0.12)	7.56	(22.71)	2,000	1.05		(9.87)		282

03/31/2002	0.00	(0.22)	9.93	0.22	1,998	1.06	(h)	3.14		455

03/31/2001	(0.91)	(1.15)	10.12	(21.27)	2,769	1.05		(0.43)		270

03/31/2000	(0.51)	(2.52)	14.08	17.32	3,288	1.05		7.16		92

04/08/1998 - 03/31/1999	(1.24)	(2.03)	14.27	16.69	1,721	1.05	*	8.12	*	81

StocksPLUS Total Return Fund
Class D
07/31/2003 - 09/30/2003 +	$0.00	$(0.02)	$10.90	1.48%	$10	1.19	%*	(0.50	)%*	116%

Total Return Mortgage Fund
Class D
09/30/2003 +	$0.00	$(0.12)	$10.81	1.68%	$109,748	0.91	%*(f)	0.79	%*	576%

03/31/2003	(0.27)	(0.53)	10.75	9.05	126,132	0.90		1.98		844

03/31/2002	(0.40)	(0.77)	10.35	7.43	28,929	0.90		3.37		1,193

03/31/2001	(0.18)	(0.77)	10.42	12.69	1,261	0.90		5.78		848

03/31/2000	0.00	(0.56)	9.97	3.47	166	0.90		5.38		1,476

04/08/1998 - 03/31/1999	(0.10)	(0.63)	10.19	5.41	183	0.90	*	5.15	*	158

(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.
(e)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding interest expense is 0.90%.
(g)	Ratio of expenses to average net assets excluding interest expense is 0.80%.
(h)	Ratio of expenses to average net assets excluding interest expense is 1.05%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	85

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity Real Return Strategy Fund	Diversified Income Fund	Emerging Market Bond Fund	Foreign Bond Fund

Assets:
Investments, at value	$600,065	$129,603	$15,057	$672,899	$113,428	$1,269,998	$1,800,419
Cash	1,011	154	0	1	2,415	261	17
Foreign currency, at value	0	0	0	0	0	0	26,111
Receivable for investments sold	66,498	0	600	13,189	280	260,047	701,043
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	20	223	428
Receivable for Fund shares sold	7,983	45	301	10,172	1,434	4,375	4,100
Interest and dividends receivable	932	1,565	187	5,307	2,016	14,827	26,603
Variation margin receivable	0	0	0	140	0	0	4,899
Swap premiums paid	0	2,128	0	0	0	138	7,458
Unrealized appreciation on swap agreements	0	1,022	0	0	11	1,677	17,030
Unrealized appreciation on forward volatility options	0	0	0	0	0	0	212
Other assets	0	0	0	0	0	0	0

	676,489	134,517	16,145	701,708	119,604	1,551,546	2,588,320

Liabilities:
Payable for investments purchased	$69,591	$0	$0	$152,282	$5,316	$525,663	$515,944
Unrealized depreciation on forward foreign currency contracts	0	0	0	0	19	291	18,702
Payable for short sale	0	0	0	13,518	0	0	442,289
Written options outstanding	0	299	62	0	0	0	13,082
Payable for Fund shares redeemed	317	248	0	309	103	1,771	2,880
Dividends payable	0	90	6	0	15	517	346
Accrued investment advisory fee	136	26	3	173	25	335	303
Accrued administration fee	59	31	3	123	17	349	396
Accrued distribution fee	32	0	0	31	1	93	112
Accrued servicing fee	23	11	1	35	0	86	116
Variation margin payable	0	232	4	0	0	0	427
Recoupment payable to Manager	9	0	0	6	0	0	0
Swap premiums received	0	749	0	0	0	1	10,508
Unrealized depreciation on swap agreements	0	1,192	0	0	5	0	18,866
Other liabilities	0	0	0	976	0	0	2,293
	70,167	2,878	79	167,453	5,501	529,106	1,026,264

Net Assets	$606,322	$131,639	$16,066	$534,255	$114,103	$1,022,440	$1,562,056

Net Assets Consist of:
Paid in capital	$592,185	$130,525	$15,849	$502,885	$112,251	$885,539	$1,488,599
Undistributed (overdistributed) net investment income	1,750	300	2	18,571	1	23,110	(100,970)
Accumulated undistributed net realized gain (loss)	1,327	(1,544)	(91)	0	196	78,628	19,765
Net unrealized appreciation (depreciation)	11,060	2,358	306	12,799	1,655	35,163	154,662

	$606,322	$131,639	$16,066	$534,255	$114,103	$1,022,440	$1,562,056

Net Assets:
Class D	$15,600	$4,084	$10	$46,933	$827	$124,923	$168,195
Other Classes	590,722	127,555	16,056	487,322	113,276	897,517	1,393,861

Shares Issued and Outstanding:
Class D	1,316	404	1	3,549	79	11,257	15,793

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$11.86	$10.10	$10.27	$13.22	$10.43	$11.10	$10.65

Cost of Investments Owned	$589,004	$125,946	$14,697	$660,261	$111,778	$1,236,450	$1,633,476

Cost of Foreign Currency Held	$0	$0	$0	$0	$0	$0	$25,959

86	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands, except per share amounts

	GNMA Fund	High Yield Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short- Term Fund	Stocks PLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$975,172	$7,422,894	$15,593,013	$389,276	$20,822	$10,404,796	$406,858	$4,600,921	$1,254,403	$52,539	$482,479
Cash	12,649	5,368	25,394	320	4	764	409	13,124	1,859	0	527
Foreign currency, at value	0	29,060	14,612	0	0	1,824	0	10,045	1,172	79	0
Receivable for investments sold	522,377	120,677	265,822	3,492	997	917,761	18,402	360,160	182	14,534	238,220
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	0	30	0	70	7	0	0
Receivable for Fund shares sold	930	76,555	56,983	1,017	250	42,199	1,811	19,292	12,183	0	971
Interest and dividends receivable	825	147,411	52,678	5,301	280	94,857	4,435	13,412	2,149	45	844
Variation margin receivable	194	2,449	9,366	0	0	4,885	0	4,383	137	43	82
Swap premiums paid	316	1,885	1,498	0	0	517	476	0	0	0	1,019
Unrealized appreciation on swap agreements	0	1,598	1,151	0	0	1,040	687	860	22	0	0
Unrealized appreciation on forward volatility options	0	0	0	0	0	0	0	0	0	0	0
Other assets	0	0	0	0	0	0	0	20	0	0	0

	1,512,463	7,807,897	16,020,517	399,406	22,353	11,468,673	433,078	5,022,287	1,272,114	67,240	724,142

Liabilities:
Payable for investments purchased	$764,654	$191,006	$1,451,691	$22,166	$2,223	$2,277,624	$20,159	$24,635	$49,792	$357	$391,406
Unrealized depreciation on forward foreign currency contracts	0	3,766	594	0	0	2,257	0	32	360	3	0
Payable for short sale	378,486	0	0	0	0	824,331	0	368,636	0	0	56,293
Written options outstanding	142	16,059	716	1,259	57	636	2,264	6,992	72	4	158
Payable for Fund shares redeemed	28,107	16,710	89,499	526	120	30,897	1,908	17,637	3,630	13	998
Dividends payable	89	12,068	4,810	304	14	2,128	109	1,037	0	0	48
Accrued investment advisory fee	73	1,462	2,831	74	4	1,598	65	897	10,160	0	0
Accrued administration fee	100	1,874	2,797	97	6	2,073	116	959	383	17	55
Accrued distribution fee	0	1,230	988	66	0	1,377	17	202	284	9	78
Accrued servicing fee	126	686	938	42	3	993	65	331	211	0	2
Variation margin payable	0	0	0	843	15	521	0	0	74	0	69
Recoupment payable to Manager	0	0	0	0	0	2	0	0	5,850	534	0
Swap premiums received	0	19	15	0	0	1,866	0	491	0	0	34
Unrealized depreciation on swap agreements	92	1,823	2,437	0	0	2,273	0	3,637	0	1	0
Other liabilities	0	16	6	0	0	8,177	0	819	234	0	0
	1,171,869	246,719	1,557,322	25,377	2,442	3,156,753	24,703	426,305	71,050	938	449,141

Net Assets	$340,594	$7,561,178	$14,463,195	$374,029	$19,911	$8,311,920	$408,375	$4,595,982	$1,201,064	$66,302	$275,001

Net Assets Consist of:
Paid in capital	$337,251	$7,963,621	$14,295,985	$369,678	$19,587	$7,658,173	$409,098	$4,584,158	$1,536,168	$65,474	$270,126
Undistributed (overdistributed) net investment income	83	(24,366)	53,677	(39)	(7)	88,523	(26)	(3,938)	86,239	29	447
Accumulated undistributed net realized gain (loss)	752	(626,567)	20,734	(6,399)	73	130,844	(4,617)	(10,405)	(418,723)	1,243	1,836
Net unrealized appreciation (depreciation)	2,508	248,490	92,799	10,789	258	434,380	3,920	26,167	(2,620)	(444)	2,592

	$340,594	$7,561,178	$14,463,195	$374,029	$19,911	$8,311,920	$408,375	$4,595,982	$1,201,064	$66,302	$275,001

Net Assets:
Class D	$7,483	$376,974	$569,382	$18,400	$2,173	$787,758	$11,145	$198,114	$2,924	$10	$109,748
Other Classes	333,111	7,184,204	13,893,813	355,629	17,738	7,524,162	397,230	4,397,868	1,198,140	66,292	165,253

Shares Issued and Outstanding:
Class D	676	40,008	55,130	1,804	202	67,404	1,095	19,698	333	1	10,148

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$11.06	$9.42	$10.33	$10.20	$10.76	$11.69	$10.18	$10.06	$8.79	$10.90	$10.81

Cost of Investments Owned	$970,219	$7,184,486	$15,520,977	$374,802	$20,468	$9,966,650	$402,337	$4,590,824	$1,252,052	$52,476	$479,310

Cost of Foreign Currency Held	$0	$28,748	$14,025	$0	$0	$1,806	$0	$9,913	$1,125	$76	$0

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	87

Statements of Operations

For the period ended September 30, 2003 (Unaudited)

Amounts in thousands

	All Asset Fund	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity Real Return Strategy Fund	Diversified Income Fund	Emerging Market Bond Fund	Foreign Bond Fund
	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Period from July 31, 2003 to September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Investment Income:
Interest, net of foreign taxes	$0	$3,466	$358	$4,098	$343	$26,789	$28,580
Dividends	5,883	0	0	0	0	170	170
Miscellaneous income	10	(2)	0	14,283	5	1,611	(2,786)
Total Income	5,893	3,464	358	18,381	348	28,570	25,964
Expenses:
Investment advisory fees	379	183	19	603	27	2,071	1,841
Administration fees	189	217	22	437	18	2,164	2,408
Servicing fees - Class D	9	7	0	28	0	177	205
Distribution and/or servicing fees - Other Classes	124	75	7	235	2	912	1,190
Trustees’ fees	0	0	0	0	0	1	2
Organization costs	0	0	0	0	0	0	0
Interest expense	0	2	0	6	0	20	3
Miscellaneous expense	26	0	0	6	0	0	0

Total Expenses	727	484	48	1,315	47	5,345	5,649

Net Investment Income	5,166	2,980	310	17,066	301	23,225	20,315

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,498	1,180	24	157	217	77,790	17,379
Net realized gain (loss) on futures contracts, options and swaps	0	544	70	88	(1)	346	(39,157)
Net realized gain (loss) on foreign currency transactions	0	0	0	0	(20)	588	17,436
Net change in unrealized appreciation (depreciation) on investments	10,955	(2,093)	(100)	11,672	1,650	679	(17,159)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	(1,635)	(98)	491	6	3,991	47,538
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	(1)	(300)	(32,122)

Net Gain(Loss)	12,453	(2,004)	(104)	12,408	1,851	83,094	(6,085)

Net Increase in Assets Resulting from Operations	$17,619	$976	$206	$29,474	$2,152	$106,319	$14,230

88	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	GNMA Fund	High Yield Fund	Low Duration Fund	Municipal Bond Fund	New York Municipal Bond Fund	Real Return Fund	ShortDuration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Investment Income:
Interest, net of foreign taxes	$3,075	$271,672	$167,424	$8,928	$362	$177,604	$4,765	$41,889	$9,724	$219	$2,393
Dividends	0	2,774	213	0	0	8	0	0	29	0	0
Miscellaneous income	0	4,153	699	0	0	(124)	0	179	102,439	0	124
Total Income	3,075	278,599	168,336	8,928	362	177,488	4,765	42,068	112,192	219	2,517
Expenses:
Investment advisory fees	462	8,714	16,752	492	24	9,661	387	5,126	2,139	75	374
Administration fees	646	11,164	16,741	645	34	12,733	689	5,586	1,602	38	536
Servicing fees - Class D	9	438	633	25	2	1,028	13	202	3	0	157
Distribution and/or servicing fees - Other Classes	869	10,944	11,201	713	17	13,779	464	2,989	1,665	0	334
Trustees’ fees	1	10	19	1	0	11	1	6	2	0	0
Organization costs	0	0	0	0	0	1	0	0	0	0	0
Interest expense	6	5	0	2	0	321	2	13	0	0	20
Miscellaneous expense	0	0	0	0	0	0	0	0	0	1	0

Total Expenses	1,993	31,275	45,346	1,878	77	37,534	1,556	13,922	5,411	114	1,421

Net Investment Income	1,082	247,324	122,990	7,050	285	139,954	3,209	28,146	106,781	105	1,096

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	1,279	99,069	34,770	1,712	57	99,912	1,265	(4,372)	(8)	(84)	1,965
Net realized gain (loss) on futures contracts, options and swaps	(351)	(24,971)	(13,035)	2,081	173	13,757	(313)	(23)	43,560	1,732	(45)
Net realized gain (loss) on foreign currency transactions	0	(4,739)	(1,101)	0	0	(3,373)	0	23	(302)	0	0

Net change in unrealized appreciation (depreciation) on investments	2,300	290,378	(11,984)	1,557	28	53,591	570	(4,372)	(525)	27	1,190
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	153	14,542	18,782	(4,539)	(141)	13,412	(793)	21,861	1,491	(577)	208
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(7,698)	1,299	0	0	(2,175)	0	194	(263)	0	0

Net Gain (Loss)	3,381	366,581	28,731	811	117	175,124	729	13,311	43,953	1,098	3,318

Net Increase in Assets Resulting from Operations	$4,463	$613,905	$151,721	$7,861	$402	$315,078	$3,938	$41,457	$150,734	$1,203	$4,414

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	89

Statements of Changes in Net Assets

Amounts in thousands

	All Asset Fund		California Intermediate Municipal Bond Fund		California Municipal Bond Fund		CommodityRealReturn Strategy Fund
	Six Months Ended September 30, 2003	Period from July 31, 2002 to March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Period from June 28, 2002 to March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$5,166	$1,547	$2,980	$6,255	$310	$691	$17,066	$837
Net realized gain (loss)	1,498	574	1,724	(2,972)	94	55	245	4,132
Net capital gain distributions received form underlying Funds	0	60	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	10,955	105	(3,728)	3,841	(198)	311	12,163	636

Net increase resulting from operations	17,619	2,286	976	7,124	206	1,057	29,474	5,605

Distributions to Shareholders:
From net investment income
Class D	(105)	0	(109)	(134)	(1)	(1)	(150)	(2)
Other Classes	(4,566)	(1,097)	(2,871)	(6,122)	(309)	(690)	(1,545)	(2,012)
From net realized capital gains
Class D	0	0	0	(19)	0	0	0	0
Other Classes	0	0	0	(743)	0	(10)	0	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(4,671)	(1,097)	(2,980)	(7,018)	(310)	(701)	(1,695)	(2,014)

Fund Share Transactions:
Receipts for shares sold
Class D	16,452	0	2,153	5,970	10	80	47,710	5,118
Other Classes	532,796	174,192	19,355	103,252	2,995	13,758	389,201	255,897

Issued as reinvestment of distributions
Class D	56	0	100	153	1	1	116	2
Other Classes	4,213	1,056	2,190	5,650	270	651	1,281	1,954

Cost of shares redeemed
Class D	(862)	0	(4,123)	(1,477)	(94)	0	(5,751)	(1,760)
Other Classes	(111,927)	(23,791)	(43,221)	(66,005)	(2,234)	(11,342)	(58,428)	(132,455)

Net increase (decrease) resulting from Fund share transactions	440,728	151,457	(23,546)	47,543	948	3,148	374,129	128,756

Total Increase (Decrease) in Net Assets	453,676	152,646	(25,550)	47,649	844	3,504	401,908	132,347

Net Assets:
Beginning of period	152,646	0	157,189	109,540	15,222	11,718	132,347	0
End of period*	$606,322	$152,646	$131,639	$157,189	$16,066	$15,222	$534,255	$132,347

*Including undistributed (overdistributed) net investment income of:	$1,750	$1,255	$300	$300	$2	$2	$18,571	$3,200

90	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Diversified Income Fund	Emerging Markets Bond Fund		Foreign Bond Fund		GNMA Fund		High Yield Fund
	Period from July 31, 2003 September 30, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$301	$23,225	$25,152	$20,315	$37,161	$1,082	$3,131	$247,324	$348,570
Net realized gain (loss)	196	78,724	26,871	(4,342)	(131,236)	928	10,127	69,359	(256,235)
Net capital gain distributions received form underlying Funds	0	0	0	0	0	0	0	0	0
Net change in unrealized appreciation (depreciation)	1,655	4,370	20,864	(1,743)	186,695	2,453	183	297,222	184,090

Net increase resulting from operations	2,152	106,319	72,887	14,230	92,620	4,463	13,441	613,905	276,425

Distributions to Shareholders:
From net investment income
Class D	0	(3,551)	(2,194)	(2,271)	(2,162)	(95)	(94)	(12,483)	(12,167)
Other Classes	(300)	(19,640)	(22,969)	(19,472)	(23,028)	(4,227)	(4,063)	(235,534)	(337,112)
From net realized capital gains
Class D	0	0	(746)	0	(2,504)	0	(116)	0	0
Other Classes	0	0	(8,927)	0	(23,995)	0	(6,017)	0	0
Tax basis return of capital
Class D	0	0	0	0	(1,109)	0	0	0	0
Other Classes	0	0	0	0	(11,812)	0	0	0	0

Total Distributions	(300)	(23,191)	(34,836)	(21,743)	(64,610)	(4,322)	(10,290)	(248,017)	(349,279)

Fund Share Transactions:
Receipts for shares sold
Class D	819	203,956	106,655	94,906	117,993	4,641	10,155	409,879	292,172
Other Classes	111,357	741,400	697,779	489,648	729,496	134,392	357,681	3,770,094	3,754,592

Issued as reinvestment of distributions
Class D	0	3,157	2,659	2,028	5,154	72	162	11,603	11,552
Other Classes	285	15,953	27,664	17,364	53,194	3,420	7,960	163,837	239,101

Cost of shares redeemed
Class D	0	(186,165)	(47,008)	(71,952)	(34,602)	(3,313)	(5,265)	(334,629)	(156,349)
Other Classes	(210)	(589,323)	(330,567)	(294,447)	(347,586)	(150,233)	(120,919)	(2,636,871)	(2,413,320)

Net increase (decrease) resulting from Fund share transactions	112,251	188,978	457,182	237,547	523,649	(11,021)	249,774	1,383,913	1,727,748

Total Increase (Decrease) in Net Assets	114,103	272,106	495,233	230,034	551,659	(10,880)	252,925	1,749,801	1,654,894

Net Assets:
Beginning of period	0	750,334	255,101	1,332,022	780,363	351,474	98,549	5,811,377	4,156,483
End of period*	$114,103	$1,022,440	$750,334	$1,562,056	$1,332,022	$340,594	$351,474	$7,561,178	$5,811,377

*Including undistributed (overdistributed) net investment income of:	$1	$23,110	$23,076	$(100,970)	$(99,542)	$83	$3,323	$(24,366)	$(23,673)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	91

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	Low Duration Fund		Municipal Bond Fund		New York Municipal Bond Fund		Real Return Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$122,990	$268,061	$7,050	$12,901	$285	$370	$139,954	$226,947
Net realized gain (loss)	20,634	220,687	3,793	(9,753)	230	90	110,296	188,639
Net change in unrealized appreciation (depreciation)	8,097	134,508	(2,982)	12,322	(113)	157	64,828	383,207

Net increase resulting from operations	151,721	623,256	7,861	15,470	402	617	315,078	798,793

Distributions to Shareholders:
From net investment income
Class D	(5,937)	(8,099)	(370)	(796)	(30)	(14)	(16,106)	(26,289)
Other Classes	(156,258)	(283,887)	(6,681)	(12,074)	(255)	(355)	(125,192)	(200,639)
From net realized capital gains
Class D	0	(4,183)	0	(74)	0	(8)	0	(9,453)
Other Classes	0	(121,854)	0	(1,075)	0	(143)	0	(73,736)

Total Distributions	(162,195)	(418,023)	(7,051)	(14,019)	(285)	(520)	(141,298)	(310,117)

Fund Share Transactions:
Receipts for shares sold
Class D	298,760	433,922	6,103	33,630	992	1,525	255,197	813,790
Other Classes	5,590,233	8,740,471	161,159	342,177	6,208	12,889	2,613,989	5,233,656

Issued as reinvestment of distributions
Class D	5,482	11,125	331	783	29	23	15,026	33,583
Other Classes	131,462	336,658	4,628	9,087	169	345	98,444	218,363

Cost of shares redeemed
Class D	(173,170)	(118,738)	(9,552)	(19,597)	(352)	(115)	(335,845)	(442,521)
Other Classes	(3,336,253)	(3,711,549)	(182,301)	(162,951)	(3,590)	(3,584)	(1,679,144)	(2,513,576)

Net increase (decrease) resulting from Fund share transactions	2,516,514	5,691,889	(19,632)	203,129	3,456	11,083	967,667	3,343,295

Total Increase (Decrease) in Net Assets	2,506,040	5,897,122	(18,822)	204,580	3,573	11,180	1,141,447	3,831,971

Net Assets:
Beginning of period	11,957,155	6,060,033	392,851	188,271	16,338	5,158	7,170,473	3,338,502
End of period*	$14,463,195	$11,957,155	$374,029	$392,851	$19,911	$16,338	$8,311,920	$7,170,473

*Including undistributed (overdistributed) net investment income of:	$53,677	$92,882	$(39)	$(38)	$(7)	$(7)	$88,523	$89,867

92	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Short Duration Municipal Income Fund		Short-Term Fund		StockPLUS Fund		StockPLUS Total Return Fund		Total Return Mortgage Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Period from June 28, 2002 to March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,209	$4,222	$28,146	$75,807	$106,781	$(78,683)	$105	$34	$1,096	$3,539
Net realized gain (loss)	952	(5,568)	(4,372)	8,424	43,250	(115,876)	1,648	(388)	1,920	8,598
Net change in unrealized appreciation (depreciation)	(223)	3,931	17,683	15,946	703	(27,863)	(550)	106	1,398	1,065

Net increase resulting from operations	3,938	2,585	41,457	100,177	150,734	(222,422)	1,203	(248)	4,414	13,202

Distributions to Shareholders:
From net investment income
Class D	(86)	(91)	(1,278)	(2,935)	(42)	(28)	0	0	(1,391)	(1,943)
Other Classes	(3,122)	(4,118)	(32,740)	(77,028)	(18,091)	(11,442)	(91)	(19)	(1,863)	(2,366)
From net realized capital gains
Class D	0	0	0	(253)	0	0	0	0	0	(2,387)
Other Classes	0	0	0	(6,549)	0	0	0	(17)	0	(3,077)

Total Distributions	(3,208)	(4,209)	(34,018)	(86,765)	(18,133)	(11,470)	(91)	(36)	(3,254)	(9,773)

Fund Share Transactions:
Receipts for shares sold
Class D	6,009	11,804	110,100	148,676	1,166	954	10	0	41,665	156,837
Other Classes	216,760	413,794	2,842,477	3,397,517	496,610	338,055	86,727	12,519	42,587	169,108

Issued as reinvestment of distributions
Class D	85	90	1,212	2,941	41	28	0	0	1,317	4,066
Other Classes	2,400	3,588	26,076	67,797	16,890	10,250	91	37	1,597	4,430

Cost of shares redeemed
Class D	(4,177)	(3,091)	(51,386)	(95,880)	(599)	(474)	0	0	(59,692)	(65,094)
Other Classes	(152,364)	(117,005)	(1,817,075)	(2,504,763)	(213,767)	(333,963)	(25,823)	(8,087)	(52,517)	(54,317)

Net increase (decrease) resulting from Fund share transactions	68,713	309,180	1,111,404	1,016,288	300,341	14,850	61,005	4,469	(25,043)	215,030

Total Increase (Decrease) in Net Assets	69,443	307,556	1,118,843	1,029,700	432,942	(219,042)	62,117	4,185	(23,883)	218,459

Net Assets:
Beginning of period	338,932	31,376	3,477,139	2,447,439	768,122	987,164	4,185	0	298,884	80,425
End of period*	$408,375	$338,932	$4,595,982	$3,477,139	$1,201,064	$768,122	$66,302	$4,185	$275,001	$298,884

*Including undistributed (overdistributed) net investment income of:	$(26)	$(27)	$(3,938)	$1,934	$86,239	$(2,409)	$29	$15	$447	$2,605

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	93

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the All Asset, CommodityRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the All Asset, CommodityRealReturn Strategy, StocksPLUS and StocksPLUS Total Return Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the CommodityRealReturn

94	PIMCO Funds Semi-Annual Report I 9.30.03

Strategy and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the CommodityRealReturn Strategy and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

9.30.03 I PIMCO Funds Semi-Annual Report	95

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to

96	PIMCO Funds Semi-Annual Report I 9.30.03

interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, except the Strategic Balanced Fund, at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the All Asset and Short Duration Municipal Income Funds; 0.40% for the StocksPLUS Fund; 0.45% for the Diversified Income and Emerging Markets Bond Funds; 0.49% for the CommodityRealReturn Strategy and StocksPLUS Total Return Funds; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration and Short-Term Funds; 0.35% for the California Intermediate Municipal Bond, California Municipal Bond, Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds; 0.45% for the All Asset, Foreign Bond, and StocksPLUS Total Return Funds; 0.50% for the CommodityRealReturn Strategy and Diversified Income Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.05% for the All Asset Fund; 0.18% for the Low Duration Fund; 0.19% for the Short Duration Municipal Income Fund; 0.20% for the Real Return and Short-Term Funds; 0.22% for the California Intermediate Municipal Bond, California Municipal Bond and New York Municipal Bond Funds; 0.24% for the Municipal Bond Fund; 0.30% for the Diversified Income Fund; 0.40% for the Emerging Markets Bond Fund; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.45% for the All Asset, Foreign Bond, and StocksPLUS Total Return Funds; 0.50% for the CommodityRealReturn Strategy and Diversified Income Funds; 0.55% for the Emerging Markets Bond Fund; and 0.40% for all other Funds1,2.The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

1	Effective December 1, 2002, the Administrative Fee for the GNMA Fund was reduced by 0.10% to 0.40% per annum.

2	Effective January 1, 2003, the Administrative Fee for the California Intermediate Municipal Bond, California Municipal Bond, Money Market, Municipal Bond, New York Municipal Bond, Short Duration Municipal Bond, and Short-Term Funds was increased by 0.05% to 0.40% per annum.

Redemption Fee. The CommodityRealReturn Strategy Fund imposes a fee of 0.25% for the Institutional, Administrative and Class D shares, payable to the Fund, on redemption and exchange orders. The Trust will waive the fee on any redemption or exchange order received directly by the Trust, prior to 1:00 p.m. Eastern Time, from shareholders that hold their shares directly with the Trust. Redemptions and exchanges by shareholders that are investing through financial service firms that have not agreed to assess the redemption fee against such shareholders will not be subject to the redemption fee. The Trust may eliminate or modify the redemption fee or waivers at any time.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a

9.30.03 I PIMCO Funds Semi-Annual Report	97

quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Municipal Bond, Real Return and StocksPLUS Funds	0.50	0.25
Short Duration Municipal Income and
Short-Term Funds	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $19,465,207 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of All Asset, California Intermediate Municipal Bond, California Municipal Bond, CommodityRealReturn Strategy, Diversified Income, New York Municipal Bond, Short Duration Municipal Income and StocksPLUS Total Return Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l. Class	Admn. Class	Class A	Class B	Class C	Class D

All Asset Fund	0.25%	0.25%	0.90%	1.65%	1.65%	0.90%
California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	—	0.85%
CommodityRealReturn Strategy Fund	0.74%	0.99%	1.24%	1.99%	1.99%	1.24%
Diversified Income Fund	0.75%	1.00%	1.20%	1.95%	1.95%	1.20%
New York Municipal Bond Fund	0.47%	—	0.90%	—	—	0.85%
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	—	1.15%	0.80%
StocksPLUS Total Return Fund	0.74	—	1.19%	1.94%	1.94%	1.19%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

98	PIMCO Funds Semi-Annual Report I 9.30.03

4. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Commodity RealReturn Strategy Fund	Foreign Bond Fund	GNMA Fund	High Yield Fund	Low Duration Fund	Municipal Bond Fund
	Premium
Balance at 03/31/2003	$0	$0	$0	$8,159	$0	$17,926	$8,191	$0
Sales	445	57	88	3,572	1,069	8,621	1,437	1,558
Closing Buys	(248)	(8)	0	(1,974)	(724)	(6,826)	(3,195)	(201)
Expirations	(46)	(25)	(88)	(803)	0	(2,580)	(449)	(871)

Balance at 09/30/2003	$151	$24	$0	$8,954	$345	$17,141	$5,984	$486

		New York Municipal Bond Fund	Real Return Fund	Short Duration Municipal Income Fund	Short-Term Fund	StocksPLUS Fund	StocksPLUS Total Return Fund	Total Return Mortgage Fund
		Premium
Balance at 03/31/2003		$0	$2,603	$0	$12,486	$354	$4	$0
Sales		86	6,525	1,876	0	758	29	797
Closing Buys		(18)	0	(823)	(1,053)	0	(11)	(412)
Expirations		(46)	(7,701)	(79)	(1,888)	(730)	(20)	0

Balance at 09/30/2003		$22	$1,427	$974	$9,545	$382	$2	$385

5. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
All Asset Fund	$11,347	$(286)	$11,061
California Intermediate Municipal Bond Fund	4,987	(1,330)	3,657
California Municipal Bond Fund	570	(210)	360
CommodityRealReturn Strategy Fund	12,654	(16)	12,638
Diversified Income Fund	1,739	(89)	1,650
Emerging Markets Bond Fund	34,070	(522)	33,548
Foreign Bond Fund	170,976	(4,033)	166,943
GNMA Fund	5,732	(779)	4,953
High Yield Fund	354,663	(116,255)	238,408
Low Duration Fund	147,147	(75,111)	72,036
Municipal Bond Fund	18,452	(3,978)	14,474
New York Municipal Bond Fund	485	(131)	354
Real Return Fund	442,390	(4,244)	438,146
Short Duration Municipal Income Fund	5,580	(1,059)	4,521
Short-Term Fund	21,784	(11,687)	10,097
StocksPLUS Fund	5,134	(2,783)	2,351
StocksPLUS Total Return Fund	81	(18)	63
Total Return Mortgage Fund	3,650	(481)	3,169

9.30.03 I PIMCO Funds Semi-Annual Report	99

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				California Intermediate Municipal Bond Fund				California Municipal Bond Fund
	Six Months Ended 09/30/2003		Period from 07/31/2002 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	1,385	$16,452	0	$0	215	$2,153	578	$5,970	1	$10	8	$80
Other Classes	45,494	532,796	15,612	174,192	1,904	19,355	9,999	103,252	294	2,995	1,323	13,758

Issued as reinvestment of distributions
Class D	5	56	0	0	10	100	15	153	0	1	0	1
Other Classes	354	4,213	97	1,056	216	2,190	548	5,650	27	270	63	651

Cost of shares redeemed
Class D	(74)	(862)	0	0	(413)	(4,123)	(143)	(1,477)	(9)	(94)	0	0
Other Classes	(9,631)	(111,927)	(2,122)	(23,791)	(4,282)	(43,221)	(6,396)	(66,005)	(218)	(2,234)	(1,094)	(11,342)

Net increase (decrease) resulting from Fund share transactions	37,533	$440,728	13,587	$151,457	(2,350)	$(23,546)	4,601	$47,543	95	$948	300	$3,148

	GNMA Fund				High Yield Fund				Low Duration Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	420	$4,641	918	$10,155	44,253	$409,879	34,086	$292,172	28,938	$298,760	42,290	$433,922
Other Classes	12,176	134,392	32,299	357,681	406,166	3,770,094	438,935	3,754,592	541,112	5,590,233	852,175	8,740,471

Issued as reinvestment of distributions
Class D	7	72	15	162	1,245	11,603	1,351	11,552	531	5,482	1,085	11,125
Other Classes	311	3,420	721	7,960	17,577	163,837	28,035	239,101	12,741	131,462	32,859	336,658

Cost of shares redeemed
Class D	(301)	(3,313)	(475)	(5,265)	(35,933)	(334,629)	(18,227)	(156,349)	(16,793)	(173,170)	(11,579)	(118,738)
Other Classes	(13,629)	(150,233)	(10,909)	(120,919)	(283,504)	(2,636,871)	(283,940)	(2,413,320)	(323,399)	(3,336,253)	(362,239)	(3,711,549)

Net increase (decrease) resulting from Fund share transactions	(1,016)	$(11,021)	22,569	$249,774	149,804	$1,383,913	200,240	$1,727,748	243,130	$2,516,514	554,591	$5,691,889

	Short-Term Fund				StocksPLUS Fund				StocksPLUS Total Return Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	10,956	$110,100	14,895	$148,676	135	$1,166	119	$954	1	$10	0	$0
Other Classes	282,857	2,842,477	340,349	3,397,517	57,710	496,610	42,371	338,055	8,034	86,727	1,326	12,519

Issued as reinvestment of distributions
Class D	121	1,212	295	2,941	5	41	4	28	0	0	0	0
Other Classes	2,595	26,076	6,793	67,797	1,851	16,890	1,317	10,250	8	91	4	37

Cost of shares redeemed
Class D	(5,114)	(51,386)	(9,623)	(95,880)	(72)	(599)	(59)	(474)	0	0	0	0
Other Classes	(180,841)	(1,817,075)	(251,178)	(2,504,763)	(24,739)	(213,767)	(41,662)	(333,963)	(2,417)	(25,823)	(870)	(8,087)

Net increase (decrease) resulting from Fund share transactions	110,574	$1,111,404	101,531	$1,016,288	34,890	$300,341	2,090	$14,850	5,626	$61,005	460	$4,469

100	PIMCO Funds Semi-Annual Report I 9.30.03

	CommodityRealReturn Strategy Fund				Diversified Income Fund		Emerging Markets Bond Fund				Foreign Bond Fund
	Six Months Ended 09/30/2003		Period from 06/28/2002 to 03/31/2003		Period from 07/31/2003 to 09/30/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	3,737	$47,710	394	$5,118	79	$819	19,014	$203,956	11,185	$106,655	8,861	$94,906	11,134	$117,993
Other Classes	30,718	389,201	20,841	255,897	10,855	111,357	68,899	741,400	74,918	697,779	45,665	489,648	68,837	729,496

Issued as reinvestment of distributions
Class D	9	116	0	2	0	0	292	3,157	288	2,659	190	2,028	488	5,154
Other Classes	100	1,281	170	1,954	27	285	1,476	15,953	3,030	27,664	1,624	17,364	5,040	53,194

Cost of shares redeemed
Class D	(452)	(5,751)	(139)	(1,760)	0	0	(17,264)	(186,165)	(5,070)	(47,008)	(6,735)	(71,952)	(3,261)	(34,602)
Other Classes	(4,737)	(58,428)	(10,261)	(132,455)	(20)	(210)	(54,930)	(589,323)	(36,273)	(330,567)	(27,477)	(294,447)	(32,775)	(347,586)

Net increase (decrease) resulting from Fund share transactions	29,375	$374,129	11,005	$128,756	10,941	$112,251	17,487	$188,978	48,078	$457,182	22,128	$237,547	49,463	$523,649

	Municipal Bond Fund				New York Municipal Bond Fund				Real Return Fund				Short Duration Municipal Income Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	600	$6,103	3,273	$33,630	92	$992	143	$1,525	22,260	$255,197	73,241	$813,790	593	$6,009	1,155	$11,804
Other Classes	15,868	161,159	33,365	342,177	578	6,208	1,202	12,889	227,999	2,613,989	472,504	5,233,656	21,363	216,760	40,525	413,794

Issued as reinvestment of distributions
Class D	32	331	76	783	3	29	2	23	1,305	15,026	3,045	33,583	8	85	9	90
Other Classes	454	4,628	888	9,087	16	169	32	345	8,549	98,444	19,818	218,363	236	2,400	352	3,588

Cost of shares redeemed
Class D	(940)	(9,552)	(1,909)	(19,597)	(33)	(352)	(11)	(115)	(29,506)	(335,845)	(39,748)	(442,521)	(412)	(4,177)	(304)	(3,091)
Other Classes	(17,924)	(182,301)	(15,883)	(162,951)	(335)	(3,590)	(336)	(3,584)	(147,020)	(1,679,144)	(225,828)	(2,513,576)	(15,027)	(152,364)	(11,472)	(117,005)

Net increase (decrease) resulting from Fund share transactions	(1,910)	$(19,632)	19,810	$203,129	321	$3,456	1,032	$11,083	83,587	$967,667	303,032	$3,343,295	6,761	$68,713	30,265	$309,180

	Total Return Mortgage Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	3,870	$41,665	14,592	$156,837
Other Classes	3,957	42,587	15,724	169,108

Issued as reinvestment of distributions
Class D	123	1,317	380	4,066
Other Classes	149	1,597	413	4,430

Cost of shares redeemed
Class D	(5,576)	(59,692)	(6,036)	(65,094)
Other Classes	(4,892)	(52,517)	(5,046)	(54,317)

Net increase (decrease) resulting from Fund share transactions	(2,369)	$(25,043)	20,028	$215,030

9.30.03 I PIMCO Funds Semi-Annual Report	101

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

7. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$684,111	$248,380
California Intermediate Municipal Bond Fund	2,547	2,569	88,477	114,290
California Municipal Bond Fund	0	0	12,409	12,366
CommodityRealReturn Strategy Fund	929,604	448,990	8,729	334
Diversified Income Fund	0	0	128,122	28,729
Emerging Markets Bond Fund	0	0	2,542,818	2,417,422
Foreign Bond Fund	5,104,584	5,167,385	1,592,285	1,461,289
GNMA Fund	4,901,896	4,337,960	0	2,042
High Yield Fund	171,488	156,241	5,058,392	3,840,566
Low Duration Fund	17,019,601	14,676,461	382,097	1,606,759
Municipal Bond Fund	0	0	239,828	248,096
New York Municipal Bond Fund	637	643	19,611	15,370
Real Return Fund	15,964,546	14,058,452	297,945	174,343
Short Duration Municipal Income Fund	0	0	482,810	418,890
Short-Term Fund	2,081,305	1,728,272	682,405	638,629
StocksPLUS Fund	448,828	1,105,497	72,480	79,674
StocksPLUS Total Return Fund	14,457	7,674	1,809	358
Total Return Mortgage Fund	3,398,979	3,312,040	52,379	10,307

8. Risk Factors of the Fund

Investing in the Underlying Funds through the All Asset Fund involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by the All Asset Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an Underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and directors of the Trust also serve as officers and directors/trustees of the Underlying Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Fund and Underlying Funds.

102	PIMCO Funds Semi-Annual Report I 9.30.03

Pacific Investment Management Series

Manager Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

9.30.03 I PIMCO Funds Semi-Annual Report	103

This page is not part of the report

Share Classes

A B C

Share Classes

A C

Share Class

A

NATIONAL TAX-EXEMPT BOND FUND

Municipal Bond Fund

NATIONAL SHORT DURATION TAX-EXEMPT BOND FUND

Short Duration Municipal Income Fund

STATE-SPECIFIC TAX-EXEMPT BOND FUNDS

California Intermediate Municipal Bond Fund

California Municipal Bond Fund

New York Municipal Bond Fund

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus.

The following is a supplement (dated November 24, 2003) to the PIMCO Funds: Pacific Investment Management Series Municipal Bond Funds Class A, B, and C Shares prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Investment Minimums. Effective January 1, 2004, the Trust will increase the initial investment minimum from $2,500 to $5,000 per Fund. Accordingly, the disclosure contained in the Investment Minimums chart in the subsection captioned “Investment Minimums” under the section titled “How to Buy and Sell Shares” is modified to read as follows:

Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per Fund*	$100 per Fund

*	Prior to January 1, 2004, the initial investment minimum applicable to purchases of Class A, Class B and Class C shares will be $2,500.

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Liquidation. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Method for Calculating CDSCs. Effective as of the close of business on February 6, 2004, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from the manner of calculation currently described in the prospectus. Accordingly, the disclosure contained in the subsection captioned “How CDSCs are Calculated” under the section titled “Investment Options—Class A, B and C Shares” is modified to read as follows:

How CDSCs are Currently Calculated—

Until the Close of Business on February 6, 2004

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of a Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of a Fund and that six months later the value of the investor’s account for that Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from that Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated—

Shares Purchased After December 31, 2001

Effective as of the close of business on February 6, 2004, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only those shares purchased on or after February 6, 2004.

Under the new calculation method, the following rules will apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV ofthe shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC beginning as of the close of business on February 6, 2004:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200). At the rate of 5%, the Class B CDSC would be $100.

9.30.03 I PIMCO Municipal Bond Funds Semi-Annual Report	1

Breakpoint Discounts. The following sentence is added to the subsection captioned “Initial Sales Charges—Class A Shares” under the section titled “Investment Options—Class A, B and C Shares:”

For investors investing in Class A shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Holding Periods. The following sentence is added to the subsection captioned “Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares” under the section titled “Investment Options—Class A, B and C Shares:”

For investors investing in Class B or Class C shares of the Funds through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

2	PIMCO Municipal Bond Funds Semi-Annual Report I 9.30.03

9.30.03 I PIMCO Municipal Bond Funds Semi-Annual Report	3

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

4	PIMCO Municipal Bond Funds Semi-Annual Report I 9.30.03

A STATE SPECIFIC TAX EXEMPT BOND FUND

PIMCO CA Intermediate Municipal Bond Fund

•	PIMCO California Intermediate Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 0.73% for the six-month period ending September 30, 2003, versus 2.80% for the Fund’s benchmark, the Lehman Brothers Intermediate California Municipal Bond Index. The return for the Lipper California Intermediate Municipal Debt Fund Average was 1.87% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was A+ versus the benchmark’s average quality of AA-.

•	The SEC yield of the Fund’s Class A Shares, after fees on September 30, 2003, was 3.23%, equivalent to 5.45% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO California Intermediate Municipal Bond Fund Class A	0.73%	0.14%	—	—	5.54%

PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	-2.29%	-2.87%	—	—	4.76%

Lehman Brothers Intermediate California Municipal Bond Index	2.80%	2.94%	—	—	—

Lipper California Intermediate Municipal Debt Fund Average	1.87%	1.66%	—	—	—

*	Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Municipal Bond Funds Semi-Annual Report	5

A STATE SPECIFIC TAX EXEMPT BOND FUND

PIMCO CA Municipal Bond Fund

•	PIMCO California Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax.

•	The Fund’s Class A Shares returned 1.03% for the six-month period ending September 30, 200, versus 2.13% for the Fund’s benchmark, the Lehman Brothers California Insured Municipal Bond Index. The return for the Lipper California Municipal Debt Fund Average was 1.93% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was AA versus the benchmark’s average quality of AAA.

•	The SEC yield of the Fund’s Class A Shares, after fees on September 30, 2003, was 2.87%, equivalent to 4.84% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 5.71%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (5/16/00)

PIMCO California Municipal Bond Fund Class A	1.03%	0.65%	—	—	7.25%

PIMCO California Municipal Bond Fund Class A (adjusted)	-1.99%	-2.38%	—	—	6.29%

Lehman Brothers California Insured Municipal Bond Index	2.13%	2.83%	—	—	—

Lipper California Municipal Debt Fund Average	1.93%	1.60%	—	—	—

*	Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

6	PIMCO Municipal Bond Funds Semi-Annual Report I 9.30.03

A NATIONAL TAX EXEMPT BOND FUND

PIMCO Municipal Bond Fund

•	PIMCO Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 2.03% for the six-month period ending September 30, 2003, versus 2.66% for the Fund’s benchmark, the Lehman Brothers General Municipal Bond Index. The return for the Lipper General Municipal Debt Fund Average was 2.57% for the same period.

•	The Fund’s effective duration was managed below that of the bench mark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	An underweight in intermediate and long maturities was negative as longer maturities outperformed short maturities.

•	The Fund’s average credit quality was AA versus the benchmark’s average quality of AA.

•	The SEC yield of the Fund’s Class A Shares, after fees on September 30, 2003, was 3.32%, equivalent to 5.11% on a fully tax-adjusted basis with a federal tax rate of 35%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	Underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (12/31/97)

PIMCO Municipal Bond Fund Class A	2.03%	1.68%	4.60%	—	4.98%

PIMCO Municipal Bond Fund Class A (adjusted)	-1.03%	-1.38%	3.96%	—	4.42%

PIMCO Municipal Bond Fund Class B	1.65%	0.91%	3.82%	—	4.20%

PIMCO Municipal Bond Fund Class B (adjusted)	-3.35%	-3.96%	3.48%	—	4.05%

PIMCO Municipal Bond Fund Class C (adjusted)	0.78%	0.20%	4.08%	—	4.46%

Lehman Brothers General Municipal Bond Index	2.66%	3.89%	5.67%	—	—

Lipper General Municipal Debt Fund Average	2.57%	2.90%	4.23%	—	—

*	Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Municipal Bond Funds Semi-Annual Report	7

A STATE SPECIFIC TAX EXEMPT BOND FUND

PIMCO NY Municipal Bond Fund

•	PIMCO New York Municipal Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax.

•	The Fund’s Class A Shares returned 2.25% for the six-month period ending September 30, 2003, versus 2.73% for the Fund’s benchmark, the Lehman Brothers New York Insured Municipal Bond Index. The return for the Lipper New York Municipal Debt Fund Average was 2.54% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Underweight in intermediate maturities was negative, as these maturities outperformed short and long maturities.

•	The Fund’s average credit quality was AA+ at the end of the fiscal year, versus the benchmark’s average quality of AAA.

•	The SEC yield of the Fund’s Class A Shares, after fees on September 30, 2003, was 2.88%, equivalent to 4.92% on a fully tax-adjusted basis with a federal tax rate of 35% and state tax rate of 6.45%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	The Lehman Brothers New York Municipal Bond Index outperformed the Lehman Brothers Municipal Bond Index 2.70% to 2.66% for the six-month period ended September 30, 2003. The benchmarks represent the municipal bond markets in New York and the U.S., respectively.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO New York Municipal Bond Fund Class A	2.25%	2.84%	—	—	7.50%

PIMCO New York Municipal Bond Fund Class A (adjusted)	-0.82%	-0.24%	—	—	6.70%

Lehman Brothers New York Insured Municipal Bond Index	2.73%	4.31%	—	—	—

Lipper New York Municipal Debt Fund Average	2.54%	2.75%	—	—	—

*	Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

8	PIMCO Municipal Bond Funds Semi-Annual Report I 9.30.03

A NATIONAL SHORT DURATION TAX EXEMPT BOND FUND

PIMCO Short Duration Municipal Income Fund

•	PIMCO Short Duration Municipal Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax.

•	The Fund’s Class A Shares returned 1.02% for the six-month period ending September 30, 2003, versus 1.13% for the Fund’s benchmark, the Lehman Brothers 1-Year Municipal Bond Index. The return for the Lipper Short Municipal Debt Fund Average was 1.31% for the same period.

•	The Fund’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•	Interest-rate hedging strategies were positive as Treasury rates underperformed municipals for the six-month period.

•	Broader than benchmark yield curve positioning was positive as intermediate and long maturities outperformed short maturities.

•	The Fund’s average credit quality was AAA versus the benchmark’s average quality of AA.

•	The SEC yield of the Fund’s Class A Shares, after fees on September 30, 2003, was 1.39%, equivalent to 2.14% on a fully tax-adjusted basis with a federal tax rate of 35%.

•	Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•	An underweight in longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year	10 year	Inception* (8/31/99)

PIMCO Short Duration Municipal Income Fund Class A	1.02%	1.54%	—	—	3.60%

PIMCO Short Duration Municipal Income Fund Class A (adjusted)	–1.03%	–0.51%	—	—	3.10%

PIMCO Short Duration Municipal Income Fund Class C (adjusted)	–0.14%	0.23%	—	—	3.00%

Lehman Brothers 1-Year Municipal Bond Index	1.13%	2.34%	—	—	—

Lipper Short Municipal Debt Fund Average	1.31%	2.28%	—	—	—

*	Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Municipal Bond Funds Semi-Annual Report	9

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Returns represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered for the CA Intermediate Municipal Bond Fund on 10/99, CA Municipal Bond Fund on 8/00, NY Municipal Bond Fund on 10/99, Municipal Bond on 4/98, and Short Duration Municipal Income Fund on 4/02. Returns for Class A shares adjusted include the effect of the 3% maximum initial sales charge except for the Short Duration Municipal which includes a 2% maximum initial sales charge. Returns for Class B shares (Municipal Bond Fund Only) include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership. The credit quality of the investment in the fund does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The Funds may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, and this risk may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

10	PIMCO Municipal Bond Funds Semi-Annual Report I 9.30.03

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See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	11

Schedule of Investments

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 97.1%
California 77.0%
A B C California Unified School District General Obligation Bonds, (FGIC Insured), Series 2001
0.000% due 08/01/2030	$1,850	$435
0.000% due 08/01/2031	1,285	285
0.000% due 08/01/2032	1,965	412
0.000% due 08/01/2033	1,670	331
0.000% due 08/01/2034	1,755	330
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.500% due 09/02/2012	3,500	3,574
Anaheim, California Public Financing Authority Revenue Bonds, (AMBAC Insured), Series 1999
4.625% due 10/01/2027 (a)	150	160
Antioch, California Public Financing Authority Reassessment Revenue Bonds, Series 1998-B
5.500% due 09/02/2008	475	502
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, (California Mtg. Insured), Series 2001
5.250% due 04/01/2026	2,000	2,017
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,000	2,004
Banning, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
4.000% due 08/01/2011	175	185
4.000% due 08/01/2012	225	234
California Educational Facilities Authority Revenue Bonds, Series 1997-A
5.700% due 10/01/2015	135	154
California Health Facilities Financing Authority Revenue Bonds, (AMBAC Insured), Series 1996-B
1.150% due 07/01/2012 (a)	1,400	1,400
California Health Facilities Financing Authority Revenue Bonds, (California Mtg. Insured), Series 2000
5.000% due 09/01/2010	350	378
California Housing Financial Agency Revenue Bonds, (AMBAC FHA Insured), Series 1996
5.950% due 02/01/2011	100	107
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	1,400	1,400
California State Department of Water Resources Central Valley Project Revenue Bonds, Series 1997
5.000% due 12/01/2022	125	127
California State General Obligation Bonds, Series 1997-BL
5.300% due 12/01/2012	400	414
California State General Obligation Bonds, Series 2000
5.700% due 12/01/2032	160	164
California State Public Works Board Lease Revenue Bonds, Series 1994-A
6.375% due 11/01/2014	500	539
California Statewide Communities Development Authority Apartment Development Revenue Bonds, Series 1998-A-3
5.100% due 05/15/2025	2,000	2,128
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	1,900	1,900
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1994
6.500% due 07/01/2015	1,000	1,061
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	2,705	2,778
California Statewide Communities Development Authority Revenue Bonds, Series 1998
5.250% due 05/15/2025	1,000	1,064
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	2,000	2,033
California Statewide Communities Development Authority Revenue Bonds, Series 2002
5.500% due 08/15/2034	1,000	1,023
California Statewide Financing Authority Tobacco Settlement Revenue Bonds, Series 2002
4.600% due 05/01/2012	1,030	907
California Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	811
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1997
7.100% due 09/01/2021	1,895	2,249
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	1,500	1,493
Chico, California Public Financing Authority Revenue Bonds, (FSA Insured), Series 1996
5.200% due 04/01/2011	485	514
Chula Vista, California Special Tax Bonds, Series 2000-1
6.350% due 09/01/2017	230	239
6.400% due 09/01/2018	120	125
Contra Costa County Public Financing Authority Revenue Bonds, Series 2003
5.625% due 08/01/2033	2,000	2,001
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	1,000	1,015
Corona, California CTFS Partner Clearwater Cogeneration Project, (MBIA Insured), Series 2003
5.000% due 09/01/2015	1,000	1,095
Evergreen, California School District General Obligation Bonds, (FGIC Insured), Series 2000-C
10.000% due 09/01/2005	465	542
10.000% due 09/01/2006	380	472
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	2,500	1,924
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Fresno, California Special Tax Bonds, Series 1998
4.750% due 09/01/2005	665	674
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	7,700	7,568
Healdsburg, California Community Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,530	2,608
Irvine Ranch, California Water District General Obligation Bonds, (Helaba Insured), Series 1985
1.230% due 10/01/2009 (a)	500	500
Irvine Ranch, California Water District General Obligation Bonds, Series 1989
0.870% due 06/01/2015 (a)	1,300	1,300
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series1983
1.200% due 10/01/2005 (a)	835	835
Long Beach, California Harbor Revenue Bonds, (MBIA Insured), Series 1995
6.500% due 05/15/2005	220	238
Long Beach, California Harbor Revenue Bonds, Series 1993
4.700% due 05/15/2004	150	153
Los Altos, California School District General Obligation Bonds, Series 2001
5.000% due 08/01/2016	200	213
Los Angeles, California Department of Water & Power Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 07/01/2013	1,500	1,677
Los Angeles, California State Building Authority Lease Revenue Bonds, Series 1999-A
4.600% due 10/01/2007	150	163
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 1999-C
4.750% due 07/01/2010	30	33
Los Angeles, California Water & Power Revenue Bonds, Series 2001
1.180% due 07/01/2034 (a)	800	800
Lucia Mar Unified School District, California General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2022	1,215	1,256
Manhattan Beach, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 09/01/2025	1,400	436
Metropolitan Water District Southern California General Obligation Bonds, Series 1993-A1
7.250% due 03/01/2007	150	178

12	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(h)	$600	$628
Metropolitan Water District Southern California Waterworks Revenue Bonds, (Lloyds TSB Bank PLC Insured), Series 2001
1.190% due 07/01/2036 (a)	800	800
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	580	592
6.400% due 09/01/2031	700	715
Orange County, California Community Facilities District Special Tax Bonds, Series 2000
5.600% due 08/15/2011	455	471
5.700% due 08/15/2012	485	499
5.800% due 08/15/2013	600	616
6.200% due 08/15/2018	1,025	1,046
Orange County, California Local Transportation Authority Sales Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011 (h)	3,250	3,865
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	1,000	1,188
Orange County, California Sanitation Districts Certificates of Participation Bonds, (AMBAC Insured), Series 1993
1.200% due 08/01/2016 (a)	1,200	1,200
Oxnard, California Improvement Bond Act 1915 Special Assessment Bonds, Series 1997
5.500% due 09/02/2004	1,130	1,156
Pacific Housing & Finance Agency, California Revenue Bonds, (MBIA Insured), Series 1999
4.625% due 12/01/2004	250	256
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	2,500	2,918
Port of Oakland, California Revenue Bonds, (FGIC Insured), Series 2000
5.500% due 11/01/2009	500	573
Redding, California Electric System Revenue Certificates of Participation Bonds, (FGIC Insured), Series 1993
5.684% due 06/28/2019 (h)	500	510
Riverside County, California Asset Leasing Corp. Revenue Bonds, (MBIA Insured), Series 2000
5.200% due 11/01/2010	250	287
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2008	500	570
Sacramento, California Municipal Utility District Revenue Bonds, Series 1983-M
9.000% due 04/01/2013	960	1,268
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2015	2,365	2,622
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	1,000	1,015
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	950	963
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FGIC Insured), Series 1996-12-A
5.625% due 05/01/2005	400	426
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (FSA Insured), Series 1998-16A
5.500% due 05/01/2015	300	327
San Francisco, California City & County Airport Commission International Airport Revenue Bonds, (MBIA Insured), Series 1996-14A
8.000% due 05/01/2005	500	549
San Jose, California Multifamily Housing Revenue Bonds, (Bay View Bank & Federal Home Loan Bank Insured), Series 1999
4.950% due 06/01/2039	980	1,062
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	600	711
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 08/01/2022	2,000	2,056
San Pablo, California Redevelopment Agency Revenue Bonds, Series 1979
8.000% due 10/01/2011	120	146
Santa Margarita/Dana Point Authority, California Revenue Bonds, (MBIA Insured), Series 1994-A
7.250% due 08/01/2006	150	174
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	150	159
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	500	500
Stockton, California Certificates of Participation Bonds, Series 1999
4.750% due 08/01/2006	120	130
Tulare County, California Certificates of Participation Bonds, (MBIA Insured), Series 1998
5.000% due 08/15/2013	3,225	3,597
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	3,410	3,834
Vernon, California Electric Systems Revenue Bonds, Series 2003
5.000% due 04/01/2010	1,135	1,209
West Sacramento, California Financing Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 08/01/2032	2,675	2,704
Western Municipal Water Districts Authority Revenue Bonds, (FSA Insured), Series 2002
1.050% due 10/01/2032 (a)	600	600

		101,413

Illinois 1.2%
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
9.770% due 07/01/2012 (a)	1,400	1,524

Louisiana 1.2%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	2,000	1,578

New Hampshire 2.3%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.250% due 07/01/2014	2,690	3,034

New Jersey 0.3%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	250	272
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	150	138

		410

Puerto Rico 7.1%
Children Trust Fund Tobacco Settlement Revenue Bonds, Series 2002
5.000% due 05/15/2009	1,000	1,002
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	3,360	3,749
Puerto Rico Commonwealth General Obligation Bonds, (MBIA Insured), Series 1995
5.200% due 07/01/2006	410	446
Puerto Rico Commonwealth IMPT General Obligation Bonds, (FGIC Insured), Series 2003
5.500% due 07/01/2012	1,000	1,163
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue Bonds, (AMBAC Insured), Series 1998-A
5.250% due 07/01/2010	150	170
Puerto Rico Electric Power Authority Revenue Bonds, Series 1995-X
6.125% due 07/01/2021	500	555
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	1,175	1,317
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2005	250	271
Puerto Rico Industrial Tourist Environmental Central Facilities Revenue Bonds, Series 2000
5.300% due 11/15/2004	150	157
Puerto Rico Public Finance Corp. Revenue Bonds, (AMBAC Insured), Series 1998-A
5.000% due 06/01/2007	500	558

		9,388

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	13

Schedule of Investments (Cont.)

California Intermediate Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Texas 0.2%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.560% due 02/15/2024 (a)	$250	$258

Virgin Islands 4.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	1,000	1,024
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2007	1,500	1,656
5.500% due 10/01/2008	3,000	3,322

		6,002

Washington 3.2%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,750	4,187

Total Municipal Bonds & Notes (Cost $124,136)		127,794

SHORT-TERM INSTRUMENTS 1.4%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003	163	163

(Dated 09/30/2003. Collateralized by Federal Home Loan Bank 3.000% due 01/30/2004 valued at $167. Repurchase proceeds are $163.)
U.S. Treasury Bills 1.3%
1.002% due 12/11/2003 - 12/18/2003 (c)(d)(e)	1,650	1,646

Total Short-Term Instruments (Cost $1,810)		1,809

Total Investments 98.5% (Cost $125,946)		$129,603
Written Options (f) (0.2%) (Premiums $151)		(299)
Other Assets and Liabilities (Net) 1.7%		2,335

Net Assets 100.0%		$131,639

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

(c)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $499 as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Securities with an aggregate market value of $1,148 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond
(12/2003)—Short	128	$(980)

(f)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	121	$151	$299

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	$34,000	$(1,192)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2023	12,300	1,022

		$(170)

(h)	Residual interest bond.

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg.Insured), Series 2002	02/07/2002 -08/29/2002	$2,711	$2,778	2.10%

14	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

California Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 90.8%
California 77.7%
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	$1,000	$1,002
California Infrastructure & Economic Development Bank Insured Revenue Bonds, (AMBAC Insured), Series 2002
1.150% due 04/01/2042 (a)	300	300
California State Department Water Center Revenue Bonds, Series 1993
8.375% due 12/01/2003	150	152
California Statewide Communities Development Authority Certificates of Participation Bonds, (AMBAC Insured), Series 1995
1.200% due 07/01/2015 (a)	350	350
California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002
6.750% due 07/01/2032 (b)	400	411
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.125% due 10/01/2030	400	374
California Statewide Tobacco Settlement Financing Authority Revenue Bonds, Series 2002
4.875% due 05/01/2014	295	257
Capistrano, California Unified School District Community Facilities Special Tax Bonds, Series 1999
5.700% due 09/01/2020	400	398
Chula Vista, California Special Tax Bonds, Series 2000-1
6.400% due 09/01/2018	125	130
Corona, California Community Facilities District Special Tax Bonds, Series 1998
5.875% due 09/01/2023	150	152
East Bay, California Municipal Utility District Water System Revenue Bonds, Series 2002-A
1.050% due 06/01/2025 (a)	500	500
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2027	500	385
Fresno, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
6.000% due 08/01/2026	500	590
Irvine Ranch, California Water District Revenue Bonds, (MBIA Insured), Series1983
1.200% due 10/01/2005 (a)	200	200
Los Angeles, California Department of Water & Power Waterworks Revenue Bonds, (MBIA Insured), Series 1994
6.375% due 07/01/2034	350	370
Los Angeles, California Water & Power Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	500	563
Metropolitan Water District Southern California Revenue Inverse Floater Bonds, Series 1993
9.599% due 10/30/2020 (a)(f)	200	209
Murrieta Valley, California Unified School District Special Tax Bonds, (Keybank N.A. Insured), Series 2001
6.350% due 09/01/2025	55	56
Napa Valley, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2027	1,000	1,014
Orange County, California Local Transportation Authority Sale Tax Revenue Bonds, (AMBAC-TCRS Insured), Series 1992
6.200% due 02/14/2011	750	892
Orange County, California Revenue Bonds, (MBIA Insured), Series 1995-A
6.000% due 06/01/2010	400	475
Pioneers Memorial Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 1998
5.125% due 10/01/2024	400	407
Placer, California Unified High School District General Obligation Bonds, (FGIC Insured), Series 2000
0.000% due 08/01/2018	1,450	726
Pleasant Valley, California School District Ventura County General Obligation Bonds, (MBIA Insured), Series 2002
5.850% due 08/01/2031	500	584
San Bernardino County, California Certificates of Participation Bonds, (MBIA Insured), Series 2001
4.000% due 11/01/2012	50	52
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 07/01/2026	250	254
San Diego, California Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2028	650	659
San Joaquin Hills, California Transportation Corridor Agency Toll Road Revenue Bonds, (MBIA Insured), Series 1997
0.000% due 01/15/2032	500	108
San Jose, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 1993
6.000% due 08/01/2010	300	356
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2011	500	562

		12,488

Louisiana 3.7%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	750	592

Massachusetts 0.7%
Massachusetts State College Building Authority Revenue Bonds, Series 2003
5.500% due 05/01/2033	100	110

New Jersey 3.4%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.800% due 04/01/2018	500	543

Puerto Rico 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds, (FSA Surety Bond Insured), Series 1985-A
9.000% due 07/01/2009	180	201

Virgin Islands 4.1%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	200	205
Virgin Islands Public Finance Authority Revenue Bonds, Series 1998-C
5.500% due 10/01/2008	405	448

		653

Total Municipal Bonds & Notes (Cost $14,227)		14,587

SHORT-TERM INSTRUMENTS 2.9%
Repurchase Agreement 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Farm Credit Bank 2.500% due 03/15/2006 valued at $111. Repurchase proceeds are $106.)	106	106

U.S. Treasury Bills 2.3%
0.927% due 12/04/2003-12/18/2003 (c)(d)	365	364

Total Short-Term Instruments (Cost $470)		470

Total Investments 93.7% (Cost $14,697)		$15,057
Written Options (e) (0.4%) (Premiums $24)		(62)
Other Assets and Liabilities (Net) 6.7%		1,071

Net Assets 100.0%		$16,066

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

California Statewide Communities Development Authority Revenue Bonds, (California Mtg. Insured), Series 2002	02/07/2002	$400	$411	2.6%

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	15

Schedule of Investments (Cont.)

California Municipal Bond Fund

September 30, 2003 (Unaudited)

(d)	Securities with an aggregate market value of $364 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond
(12/2003)—Short	2	$(15)

(e)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	25	$24	$62

(f)	Residual interest bond.

16	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 102.6%
Alabama 0.6%
Alabama 21st Century Settlement Authority Revenue Bonds, Series 2001
5.750% due 12/01/2018	$2,295	$2,120

Alaska 0.1%
Alaska State Housing Finance Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/01/2032	540	548

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.950% due 01/01/2032 (a)	2,000	2,000
Maricopa County, Arizona Peoria Unified School District No. 11 General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2011	3,000	3,363
Phoenix Industrial Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2000-1A
5.875% due 06/01/2016	650	678
Pima County, Arizona Industrial Development Authority Multi-Family Revenue Bonds, (HUD SECT 8 Insured), Series 1998
5.375% due 06/01/2010	1,210	1,336
Scottsdale, Arizona Industrial Development Authority Hospital Revenue Bonds, (AMBAC Insured), Series 1997-A
6.500% due 09/01/2004	880	924

		8,301

California 3.8%
Alameda, California Harbor Bay Business Park Assessment Revenue Bonds, Series 1998
5.000% due 09/02/2006	360	369
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	2,565	2,570
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,525
Capistrano, California Unified School District Special Tax Bonds, Series 1999
5.000% due 09/01/2008	350	353
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, (MBIA-IBC Insured), Series 1999
0.000% due 01/15/2026 (b)	1,565	1,217
0.000% due 01/15/2027 (b)	1,500	1,155
Foothill Eastern Transportation Corridor Agency California Toll Road Revenue Bonds, Series 1995
0.000% due 01/01/2026	1,000	313
Lake Elsinore, California School Refunding Bonds, Series 1998
5.000% due 09/01/2006	350	371
Oceanside, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2002
5.250% due 08/01/2032	2,095	2,167
Orange County, California Improvement Bonds, Series 1998-A
4.900% due 09/02/2005	190	195
Pittsburg, California Infrastructure Refunding Bonds, Series 1998-A
5.000% due 09/02/2004	150	155
Riverside County, California Special Tax Refunding Bonds, Series 1999
4.700% due 09/01/2005	170	176
Roseville, California Special Tax Bonds, Series 1999
5.000% due 09/01/2004	335	340
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 1999-A
7.300% due 10/01/2007	350	372
South Tahoe, California Joint Powers Financing Authority Revenue Bonds, Series 2003
5.125% due 10/01/2009	1,000	1,001
Southern California Public Power Authority Power Project Revenue Bonds, (FSA Insured), Series 2002
5.375% due 01/01/2012	1,100	1,251
West Sacramento, California Refunding Bonds, Series 1998
4.900% due 09/02/2005	290	300
5.000% due 09/02/2004	345	351

		14,181

Colorado 1.3%
Colorado Housing & Finance Authority Revenue Bonds, (FHA/VA Mortgages Insured), Series 2000-C3
5.700% due 10/01/2022	370	391
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-B3
6.700% due 10/01/2016	115	118
Colorado Housing & Finance Authority Revenue Bonds, Series 2000-D3
6.750% due 04/01/2015	165	173
Denver, Colorado Health & Hospital Revenue Bonds, Series 1998-A
5.000% due 12/01/2009	1,390	1,477
Larimer County, Colorado Sales & Use Tax Revenue Bonds, (MBIA Insured), Series 2002
4.625% due 12/15/2012	1,325	1,447
Meridian Metro District of Colorado General Obligation Bonds, (Asset Guaranty Insured), Series 2001
4.125% due 12/01/2009	1,075	1,148

		4,754

Connecticut 2.4%
Connecticut State General Obligation Bonds, Series 2001
9.974% due 12/15/2012 (a)	5,000	6,621
University of Connecticut General Obligation Bonds, Series 2002
5.375% due 04/01/2019	2,230	2,441

		9,062

Florida 6.0%
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010 (c)	1,335	1,521
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,000	993
Hillsborough County, Florida Utilities Revenue Bonds, (FGIC Insured) Series 2003
5.000% due 08/01/2011	2,500	2,806
Orange County, Florida Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011	290	350
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2002
5.625% due 11/15/2032	5,000	5,110
Orange County, Florida School Board Certificates of Participation Bonds, (AMBAC Insured), Series 2000
1.150% due 08/01/2025 (a)	1,150	1,150
Orange County, Florida School Board Certificates of Participation Bonds, (MBIA Insured), Series 2002
1.150% due 08/01/2027	2,090	2,090
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.670% due 10/01/2015 (a)	500	513
State of Florida Department of Transportation Revenue Bonds, (Series 2003)
5.000% due 07/01/2011 (c)	6,205	6,956
Tampa, Florida Guaranteed Entitlement Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	800	975

		22,464

Georgia 3.6%
Atlanta Downtown Development Authority Revenue Bonds, (AMBAC Insured), Series 2002
1.020% due 10/01/2016 (a)	100	100
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.150% due 11/01/2041 (a)	4,600	4,600
Georgia Municipal Electric Authority Revenue Bonds, (FGIC-TCRS Insured), Series 1993
5.500% due 01/01/2012	1,255	1,436
Georgia Municipal Electric Authority Revenue Bonds, (MBIA-IBC Insured), Series 1997
6.500% due 01/01/2012	200	238
Georgia State General Obligation Bonds, Series 1991
6.300% due 11/01/2009	1,500	1,818
Georgia State General Obligation Bonds, Series 2002
5.000% due 05/01/2021	5,000	5,263

		13,455

Hawaii 0.6%
Hawaii State Housing Financial & Development Corp. Single Family Mortgage Pure Revenue Bonds, Series 1998
4.850% due 07/01/2029	1,005	1,024
Honolulu, Hawaii City & County General Obligation Bonds, (MBIA-IBC Insured), Series 1993
5.450% due 09/11/2008	1,000	1,147

		2,171

Illinois 8.1%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1998
0.000% due 12/01/2020	1,000	431
Chicago, Illinois Board of Education General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2021	3,000	3,123

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	17

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Chicago, Illinois Board of Education General Obligation Bonds, Series 1999
0.000% due 12/01/2031	$1,000	$221
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2020 (b)	1,290	955
Chicago, Illinois Metropolitan Water Reclamation District-Greater Chicago, Series 2002
5.000% due 12/01/2011	2,300	2,576
Chicago, Illinois O’Hare International Airport Revenue Bonds, Series 2002
5.375% due 01/01/2032	2,500	2,537
Cook County, Illinois Community School District No. 097 Oak Park General Obligation Bonds, (FGIC Insured), Series 1999
9.000% due 12/01/2012	1,000	1,421
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2002
0.000% due 12/01/2011	125	92
0.000% due 12/01/2012	135	94
0.000% due 12/01/2014	255	159
0.000% due 12/01/2015	1,885	1,113
4.400% due 12/01/2012	1,365	1,459
Cook County, Illinois High School District No. 225 Northfield General Obligation Ltd. Bonds, Series 2003
5.000% due 12/01/2012 (c)	1,170	1,308
Du Page Water Commission Illinois Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/01/2010	2,200	2,458
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Pre-Refunded)
5.750% due 05/01/2013	705	785
Fox Lake, Illinois Water & Sewer Revenue Bonds, (AMBAC Insured), Series 1996 (Un-Refunded)
5.750% due 05/01/2013	430	459
Illinois Educational Facilities Authority Revenue Bonds, Series1993
10.220% due 07/01/2012 (a)	2,000	2,177
Illinois Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1992
6.250% due 09/01/2021	695	838
Illinois Health Facilities Authority Revenue Bonds, Series 1998
5.500% due 11/15/2019	1,000	816
Lake County, Illinois Community High School District No. 127 Grayslake General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 02/01/2017	5,420	2,953
9.000% due 02/01/2009	650	854
9.000% due 02/01/2011	690	939
9.000% due 02/01/2012	1,065	1,476
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	1,000	1,073

		30,317

Indiana 7.1%
Baugo, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 01/15/2025	2,225	2,289
Brownsburg, Indiana 1999 School Building Corp. General Obligation Bonds, (AMBAC Insured), Series 2002
5.375% due 02/01/2023	1,395	1,482
Danville, Indiana Multi-School Building General Obligation Bonds, (FSA Insured), Series 2001
3.900% due 07/15/2008	470	503
4.250% due 07/15/2011	290	307
4.400% due 01/15/2012	170	179
4.500% due 01/15/2013	190	200
4.650% due 01/15/2014	210	222
4.750% due 07/15/2009	200	223
4.750% due 01/15/2015	235	248
4.850% due 01/15/2016	295	311
5.000% due 07/15/2010	180	202
East Washington, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.375% due 07/15/2028	2,560	2,694
Goshen-Chandler, Indiana School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
4.000% due 07/10/2007	860	924
4.250% due 01/10/2010	950	1,020
Hamilton Southeastern Indiana Construction School Building Revenue Bonds, (FSA State Aid Withholding Insured), Series 2001
5.000% due 07/15/2010	760	852
Indianapolis, Indiana Local Public Improvement Bonds Bank Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014	1,000	1,233
La Porte Indiana Multi-School Building Revenue Bonds, (MBIA Insured), Series 2001
5.250% due 01/15/2013	1,000	1,123
North Side, Indiana High School Building Corp. Revenue Bonds, (FSA Insured), Series 2003
5.250% due 01/15/2018	1,000	1,103
Pike, Indiana Multi-School Building Corp. Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 01/15/2011	7,245	8,021
South Bend, Indiana Redevelopment Authority Lease Revenue Bonds, Series 2000
5.100% due 02/01/2011	405	448
5.200% due 02/01/2012	230	253
5.500% due 02/01/2015	180	201
Sunman Dearborn, Indiana Intermediate School Building Corp. Revenue Bonds, (FGIC Insured), Series 2001
5.375% due 07/15/2014	2,145	2,402

		26,440

Kentucky 0.6%
Kentucky State Turnpike Authority Economic Development Revenue Bonds
5.500% due 07/01/2010	2,000	2,312

Louisiana 1.7%
Louisiana Local Government Revenue Bonds, (MBIA Insured), Series 2000
5.700% due 01/01/2010	250	277
Louisiana State General Obligation Bonds, (FGIC Insured), Series 2002
8.690% due 04/01/2019 (a)	2,850	3,214
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	789
9.308% due 05/15/2039 (a)	3,500	2,143

		6,423

Massachusetts 0.7%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	1,000	1,155
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	85	86
Massachusetts State Development Finance Agency Revenue Bonds, (ACA Insured), Series 1999
4.600% due 03/01/2009	400	433
Massachusetts State Development Finance Agency Revenue Bonds, Series 1998
4.700% due 11/01/2007	210	224
4.800% due 11/01/2008	90	96
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001
6.000% due 07/01/2014	500	567

		2,561

Michigan 3.1%
Detroit, Michigan City School District General Obligation Bonds, (FSA Q-SBLF Insured), Series 2001
5.125% due 05/01/2031	750	764
Lake Fenton, Michigan Community Schools General Obligation Bonds, (SBLF Insured), Series 2002
5.000% due 05/01/2022	2,720	2,816
Michigan Public Power Agency Revenue Bonds, (AMBAC Insured), Series 2001
5.250% due 01/01/2015	1,000	1,109
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	1,100	1,313
Michigan State General Obligation Bonds, Series 2002
5.000% due 12/01/2008	1,000	1,138
Rochester, Michigan Community School District General Obligation Bonds, (MBIA Insured), Series 1997
5.000% due 05/01/2019	750	827
Western Michigan University Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 07/15/2021	3,500	3,639

		11,606

Minnesota 0.7%
Dakota County, Minnesota Community Development Agency
Multi-Family Housing Revenue Bonds, (GNMA Insured), Series 2002
4.750% due 07/20/2015	385	408
5.400% due 07/20/2028	1,265	1,309
New Richland, Minnesota Revenue Bonds, Series 1998
4.500% due 08/01/2004	1,000	1,032

		2,749

Mississippi 0.6%
Mississippi State General Obligation Bonds, (FSA Insured), Series 2001
6.000% due 09/01/2011	2,000	2,386

18	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Missouri 3.2%
Kansas City, Missouri School District Capital Improvements Project Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 02/01/2010	$3,585	$4,030
5.000% due 02/01/2011	3,525	3,944
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Series 2000
5.750% due 07/01/2014	1,250	1,422
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA - Landesbank Hessen Insured), Series 2003
1.100% due 02/15/2033 (a)	1,700	1,700
Missouri State Housing Development Community Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	925	984

		12,080

Nevada 2.0%
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	1,100	1,100
County of Clark Nevada Highway Improvement Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2009	1,000	1,128
Nevada State General Obligation Ltd. Bonds, (FGIC Insured), Series 1998
5.000% due 05/15/2028	1,000	1,011
Nevada State General Obligation Ltd. Bonds, Series 2002
4.900% due 11/01/2016	790	842
Washoe County, Nevada School District General Obligation Ltd. Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2013	3,000	3,548

		7,629

New Hampshire 0.9%
New Hampshire Health & Educational Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 07/01/2016	2,980	3,267

New Jersey 8.5%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	5,000	5,086
New Jersey Economic Development Authority Revenue Bonds, Series 1998
0.000% due 04/01/2013	1,595	1,115
5.600% due 01/01/2012	1,000	995
6.375% due 04/01/2018	1,500	1,859
6.375% due 04/01/2031	10,000	12,390
6.500% due 04/01/2031	2,115	2,345
6.800% due 04/01/2018	250	272
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,230
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	3,500	3,221

		31,639

New Mexico 0.1%
Santa Fe County, New Mexico El Castillo Retirement Nursing Home Bonds, Series 1998-A
5.250% due 05/15/2007	315	309

New York 11.2%
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.150% due 06/15/2024 (a)	2,050	2,050
New York City, New York Transitional Finance Authority Revenue Bonds, Series 1998
5.000% due 11/15/2026	2,500	2,529
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 02/01/2029	5,275	5,806
New York State Dormitory Authority Revenue Bonds, (ACA Insured), Series 2000
5.850% due 07/01/2010	1,000	1,133
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	3,800	4,376
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	1,000	1,011
New York State Thruway Service Contract Authority Revenue Bonds, Series 2001
5.000% due 04/01/2010	2,605	2,907
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	3,000	3,373
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	3,100	3,420
5.750% due 08/01/2014	5,000	5,586
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	4,000	4,258
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	1,640	1,868
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	3,550	3,453

		41,770

North Carolina 1.6%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	275	309
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,154
North Carolina Eastern Municipal Power Agency Revenue Bonds, Series 2003
5.500% due 01/01/2012	4,000	4,356

		5,819

Ohio 0.8%
Ohio State Water Development Authority Revenue Bonds, Series 2002
5.375% due 12/01/2020	1,100	1,195
5.375% due 12/01/2021	1,750	1,887

		3,082

Oklahoma 0.3%
Oklahoma Housing Finance Agency Single Family Revenue Bonds, Series 2001
0.000% due 09/01/2032	6,080	1,129

Pennsylvania 0.8%
Delaware County, Pennsylvania Hospital Revenue Bonds, Series 1998
4.900% due 12/01/2008	100	104
Delaware County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 1997
6.500% due 01/01/2008	725	787
Pennsylvania Convention Center Revenue Bonds, (MBIA-IBC Insured), Series 1994
6.750% due 09/01/2019	2,000	2,140

		3,031

Puerto Rico 0.3%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	750	883
6.000% due 07/01/2026	150	179

		1,062

Rhode Island 1.9%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	2,300	1,929
6.250% due 06/01/2042	6,025	4,982

		6,911

South Carolina 1.5%
Medical University South Carolina Hospital Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012	1,000	1,177
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031 (a)	2,000	2,000
State of South Carolina General Obligation Bonds, Series 2002
5.000% due 01/01/2011	2,105	2,361

		5,538

South Dakota 0.1%
South Dakota Housing Development Authority Revenue Bonds, (FHA/VA Insured), Series 2000
5.050% due 05/01/2010	225	235

Tennessee 1.3%
Knox County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.375% due 04/15/2022	1,000	1,039
Nashville & Davidson County, Tennessee Revenue Bonds, Series 1998
4.450% due 08/01/2007	1,000	1,081
Shelby County, Tennessee General Obligation Bonds, Series 2001
5.000% due 04/01/2023	1,000	1,019
Sullivan County, Tennessee Health, Educational & Housing Facilities Board Revenue Bonds, Series 2002
6.250% due 09/01/2022	1,000	1,033

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	19

Schedule of Investments (Cont.)

Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Sullivan County, Tennessee Industrial Development Revenue Bonds, (GNMA Insured), Series 1995
6.250% due 07/20/2015	$750	$791

		4,963

Texas 15.4%
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.650% due 02/15/2035	2,765	2,964
Bexar County, Texas Housing Finance Corp. Multi-Family Revenue Bonds, (FNMA Insured), Series 2001
4.875% due 06/15/2011	900	968
Bexar, Texas Metro Water District Waterworks System Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035	2,190	397
Brazos River Authority Texas Revenue Bonds, (MBIA Insured), Series 1998
4.900% due 10/01/2015	1,500	1,650
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
5.250% due 12/01/2016	1,690	1,863
Duncanville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.250% due 02/15/2032	2,000	2,064
Harris County, Texas General Obligation Bonds, Series 1997
5.100% due 08/15/2015	250	266
Harris County, Texas Health Facilities Development Revenue Bonds, (MBIA Insured), Series 1999
1.150% due 10/01/2029 (a)	2,400	2,400
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	837
Houston, Texas Airport Systems Revenue Bonds, (FGIC Insured), Series 2000
8.640% due 07/01/2025 (a)	2,500	2,493
Houston, Texas Independent School District General Obligation Ltd. Bonds, (PSF-GTD Insured), Series 1999
5.250% due 02/15/2018	355	380
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2001
5.500% due 12/01/2017	1,000	1,122
Houston, Texas Water Conveyance System Contract Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.250% due 12/15/2012	5,000	6,073
Katy, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2024	1,500	1,501
Lamar, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1998
4.750% due 02/15/2020	1,750	1,781
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 01/01/2028	3,000	3,070
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	2,000	2,020
Midlothian, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018	1,000	438
North Texas Health Facilities Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2016	2,905	3,269
5.500% due 08/15/2017	1,000	1,116
North Texas State University Revenue Bonds, (FSA Insured), Series 1999
5.375% due 04/15/2014	250	275
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,750	1,799
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	430	434
Quinlan, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2027	1,000	1,015
Red River, Texas Educational Finance Revenue Bonds, Series 2000
5.750% due 05/15/2017	750	843
Rio Grande City, Texas Construction Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
5.875% due 08/15/2018	1,825	2,092
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
5.500% due 05/01/2022	1,000	1,042
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 1997
5.500% due 02/01/2015	975	1,133
San Jacinto, Texas Community College District General Obligation Ltd. Bonds, (FGIC Insured), Series 2001
5.000% due 02/15/2021	225	234
Texas State Affordable Multi-Family Housing Revenue Bonds, (MBIA Insured), Series 2002
4.850% due 09/01/2012	2,000	2,137
4.850% due 09/01/2012	1,335	1,440
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2008	5,000	5,589
Texas Water Development Board Revenue Bonds, (J.P.Morgan Chase Bank Insured), Series 2003
1.100% due 07/15/2022 (a)	1,220	1,220
Travis County, Texas Health Facilities Development Hospital Revenue Bonds, Series 1993
6.000% due 11/15/2022	1,400	1,515

		57,440

Utah 0.6%
Utah State General Obligation Bonds, Series 2002
5.375% due 07/01/2009	2,000	2,303

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	900	922

Virginia 1.4%
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.100% due 02/15/2038 (a)	2,000	2,000
Newport News, Virginia General Obligation Bonds, Series 2002
5.000% due 07/01/2022	1,000	1,048
Virginia Polytechnic Institute & State University Revenue Bonds, Series 1996
5.400% due 06/01/2012	1,000	1,092
Virginia State Housing Development Authority Revenue Bonds, (MBIA Insured), Series 2001
5.350% due 07/01/2031	1,000	1,020

		5,160

Washington 3.4%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,136
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	5,000	4,407
University of Washington Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2017	2,715	2,932
5.250% due 12/01/2023	2,595	2,724
Walla Walla County School District Revenue Bonds, (AMBAC Insured), Series 1998
6.000% due 12/01/2010	1,175	1,401

		12,600

Washington, D.C. 0.5%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,032

Wisconsin 3.4%
Hudson, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
5.000% due 10/01/2017	1,420	1,519
5.000% due 10/01/2019	1,040	1,098
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.750% due 04/01/2011	385	397
4.375% due 04/01/2014	565	591
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, (MBIA Insured), Series 2002
4.700% due 05/01/2012	1,170	1,230
4.700% due 11/01/2012	1,555	1,635
Wisconsin Housing & Economic Development Authority Housing Revenue Bonds, Series 2002
4.700% due 05/01/2012	1,590	1,690
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	350	396
Wisconsin State General Obligation Bonds, Series 2001
5.250% due 05/01/2020	3,000	3,220
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,112

		12,888

Total Municipal Bonds & Notes (Cost $369,209)		383,659

20	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (d)(f)
3.375% due 01/15/2007	$290	$319

Total U.S. Treasury Obligations (Cost $293)		319

SHORT-TERM INSTRUMENTS 1.4%
U.S. Treasury Bills 1.4%
1.000% due 12/04/2003 - 12/18/2003 (e)(f)	2,030	5,298

Total Short-Term Instruments (Cost $5,300)		5,298

Total Investments 104.1% (Cost $374,802)		$389,276
Written Options (g) (0.3%) (Premiums $486)		(1,259)
Other Assets and Liabilities (Net) (3.8%)		(13,988)

Net Assets 100.0%		$374,029

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security becomes interest bearing at a future date.

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $9,735 and $9,786, respectively, as of September 30, 2003.

(d)	Principal amount of security is adjusted for inflation.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Securities with an aggregate market value of $5,617 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Note (12/2003)—Short	462	$(2,911)

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note DecemberFutures
Strike @ 112.000 Exp. 11/22/2003	510	$486	$1,259

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	21

Schedule of Investments

New York Municipal Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 101.3%
New York 96.5%
Amherst, New York General Obligation Bonds, (FGIC Insured), Series 1999-A
5.500% due 12/01/2008	$150	$171
Buffalo, New York Municipal Water Finance Authority Water Systems Revenue Bonds, (FSA Insured), Series 2002
5.000% due 07/01/2027	500	507
Edmeston, New York Central School District General Obligation Bonds, (MBIA Insured), Series 1999
5.100% due 06/15/2007	150	168
Long Island Power Authority Revenue Bonds, Series 2003
5.000% due 06/01/2008	250	276
Metropolitan Transportation Authority New York Revenue Bonds, (FSA Insured), Series 2002
1.070% due 11/01/2022 (a)	200	200
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 11/15/2032	200	203
Nassau County Interim Finance Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2010	1,000	1,130
New York City Municipal Water & Sewer Systems Finance Authority Revenue Bonds, (FGIC Insured), Series 1994
1.200% due 06/15/2024 (a)	850	850
New York City Transitional Finance Authority Revenue Bonds (Toronto-Dominion Bank Insured), Series 2002
1.150% due 08/01/2031 (a)	200	200
New York City Transitional Finance Authority Revenue Bonds, Series 2002
5.000% due 08/01/2024	525	533
New York City, New York Individual Development Agency Civic Facility Revenue Bonds, Series 2002
6.450% due 07/01/2032	250	263
New York City, New York Individual Development Agency Special Facilities Revenue Bonds, Series 1998
5.250% due 12/01/2032	150	102
New York City, New York Individual Development Revenue Bonds, Series 1997
5.650% due 10/01/2028	150	135
New York City, New York Industrial Development Agency Pipeline Airport Facility Revenue Bonds, Series 2001
5.500% due 07/01/2028	250	243
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
5.500% due 11/01/2029	500	585
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 11/01/2011	600	682
5.250% due 02/01/2029	500	550
New York State Dormitory Authority Revenue Bonds, (FGIC Insured), Series 2002
5.000% due 07/01/2032	500	506
New York State Dormitory Authority Revenue Bonds, (FSA Insured), Series 1998
4.750% due 07/01/2008	150	168
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.090% due 08/15/2022 (a)	250	255
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 10/01/2012	500	560
5.000% due 10/01/2030	750	760
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2011	1,000	1,120
5.000% due 08/01/2031	1,000	1,013
New York State Dormitory Authority Revenue Bonds, Series 1993
1.050% due 07/01/2023 (a)	300	300
New York State Dormitory Authority Revenue Bonds, Series 2000
1.050% due 07/01/2030 (a)	380	380
6.000% due 07/01/2010	150	152
New York State Dormitory Authority Revenue Bonds, Series 2001
5.500% due 07/01/2030	200	207
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	400	461
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 07/01/2034	550	556
New York State Environmental Facilities Corp. Revenue Bonds, Series 2002
5.000% due 06/15/2014	400	442
New York State General Obligation Bonds, Series 1997-D
5.250% due 08/01/2021	100	103
New York State Local Government Assistance Corp. Revenue Bonds, (MBIA Insured), Series 1997-B
5.125% due 04/01/2013	150	164
New York State Local Government Assistance Corp. Revenue Bonds, Series 1993
6.000% due 04/01/2014	320	376
New York State Power Authority Revenue & General Purpose Bonds, Series 1972-E
5.500% due 01/01/2010	105	117
New York State Thruway Authority Revenue Bonds, Series 1993
1.190% due 01/01/2024 (a)	300	300
New York State Urban Development Corp. Revenue Bonds, Series 1999
5.000% due 01/01/2005	150	157
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	500	562
New York State Urban Development Corp. Revenue Bonds, Series 2003
5.000% due 03/15/2011	495	549
New York, New York General Obligation Bonds, Series 2002
5.250% due 08/01/2007	400	441
Rockland County, New York Solid Waste Management Authority Revenue Bonds, Series 1999-A
4.800% due 12/15/2005	145	156
Sachem Central School District of Holbrook, New York General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 06/15/2028	500	509
Schenectady, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2001
5.500% due 07/01/2016	500	569
Troy, New York Industrial Development Agency Civic Facility Revenue Bonds, Series 2002
5.500% due 09/01/2015	500	567
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	300	292
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	750	671

		19,211

Puerto Rico 3.6%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	100	119
Puerto Rico Commonwealth General Obligation Bonds, Series 1998
5.750% due 07/01/2012	500	591

		710

Texas 0.6%
Waco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
5.000% due 08/15/2021	120	125

Virgin Islands 0.6%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	125	128

Total Municipal Bonds & Notes (Cost $19,820)		20,174

SHORT-TERM INSTRUMENTS 3.3%
Repurchase Agreement 1.0%
State Street Bank
0.800% due 10/01/2003
(Dated 09/30/2003. Collateralized by Fannie Mae 2.000% due 04/08/2005 valued at $213. Repurchase proceeds are $204.)	204	204

U.S. Treasury Bills 2.3%
1.010% due 12/04/2003 - 12/18/2003 (b)(c)	445	444

Total Short-Term Instruments (Cost $648)		648

22	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Value (000s)

Total Investments 104.6% (Cost $20,468)	$20,822
Written Options (d) (0.3%) (Premiums $22)	(57)
Other Assets and Liabilities (Net) (4.3%)	$(854)

Net Assets 100.0%	$19,911

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Securities with an aggregate market value of $444 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized (Depreciation)

U.S. Treasury 30-Year Bond (12/2003)—Short	13	$(61)

(d)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	23	$22	$57

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	23

Schedule of Investments

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 96.7%
Alaska 1.5%
Anchorage, Alaska General Obligation Bonds, (MBIA Insured), Series 2000
5.250% due 09/01/2007	$2,890	$3,250
Fairbanks, Alaska North Star Borough General Obligation Bonds, (MBIA Insured), Series 1993
5.500% due 03/01/2007	2,755	3,093

		6,343

Arizona 2.2%
Arizona Health Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.840% due 01/01/2032 (a)	5,000	5,000
Arizona State Transportation Board of Excise Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 12/15/2005	3,000	3,251
Tempe, Arizona General Obligation Bonds, Series 2003
5.000% due 07/01/2006	590	646

		8,897

California 4.6%
California Statewide Communities Development Authority Revenue Bonds, Series 2002
3.700% due 11/01/2029	1,000	1,035
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	12,800	12,580
Pittsburg, California Redevelopment Agency Tax Allocation Bonds, (MBIA Insured), Series 2003
5.000% due 08/01/2011	825	930
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 1993
5.400% due 11/15/2006	2,000	2,050
Sacramento, California Municipal Utility District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 11/15/2007	2,000	2,261

		18,856

Colorado 4.2%
Arapahoe County, Colorado Capital Improvement Highway Revenue Bonds, Series 1986
0.000% due 08/31/2026	2,000	408
Arapahoe County, Colorado Capital Trust Fund Highway Revenue Bonds, (MBIA Insured), Series 1986
6.150% due 08/31/2026	3,000	3,380
Colorado Department of Transportation Revenue Bonds (AMBAC Insured), Series 2000
6.000% due 06/15/2010	5,680	6,722
Colorado Health Facilities Authority Revenue Bonds, (MBIA Insured), Series 1997
0.800% due 12/01/2025 (a)	1,600	1,600
Colorado Regional Transportation District Sales Tax Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 11/01/2005	4,210	4,549
Denver, Colorado City & County General Obligation Bonds, Series 1998
5.250% due 08/01/2004	350	362

		17,021

Connecticut 0.2%
New Britain Connecticut General Obligation Bonds, Series 2003
3.000% due 04/15/2006	140	144
4.000% due 04/15/2007	560	595

		739

Florida 4.4%
Collier County, Florida Gas Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2009	1,865	2,108
Collier County, Florida Multi-Family Housing Finance Authority Revenue Bonds, (Fannie Mae Insured), Series 2002
4.600% due 08/15/2011	665	707
Florida State Board of Education General Obligation Bonds, Series 2002
5.375% due 01/01/2010	3,000	3,421
Gulf Breeze Florida Revenue Bonds, (MBIA Insured), Series 1997
0.697% due 12/01/2017 (a)	500	495
Hillsborough County, Florida Utility Revenue Bonds, Series 1978
6.200% due 12/01/2008	440	486
Jacksonville, Florida Capital Projects Revenue Bonds, (AMBAC Insured), Series 2003
1.100% due 10/01/2025 (a)	1,500	1,500
Orange County, Florida School Board Certificate of Participation Bonds, (AMBAC Insured), Series 2000
1.200% due 08/01/2025 (a)	4,230	4,230
Orlando, Florida Waste Water System Revenue Bonds, Series 1997
3.884% due 10/01/2015 (a)	750	770
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, (MBIA-IBC Insured), Series 1993
6.300% due 10/01/2022	500	510
St. John’s River Power Park Revenue Bonds, Series 2002
5.000% due 10/01/2005	3,325	3,565

		17,792

Georgia 2.6%
Atlanta, Georgia Water & Wastewater Revenue Bonds, (FSA Insured), Series 2002
1.200% due 11/01/2041 (a)	4,250	4,250
Coweta County, Georgia School District General Obligation Bonds, (State Aid Withholding Insured), Series 2002
3.250% due 08/01/2004	560	570
Georgia State General Obligation Bonds, Series 1994
6.750% due 12/01/2006	3,890	4,533
6.750% due 12/01/2010	1,000	1,249

		10,602

Illinois 8.2%
Chicago, Illinois Board of Education Certificates of Participation Bonds, (MBIA Insured), Series 1992
6.250% due 01/01/2011	3,000	3,566
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2002
4.000% due 01/01/2005	1,000	1,035
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, (SPA Insured), Series 2002
1.100% due 12/01/2031 (a)	5,600	5,600
Chicago, Illinois Public Building Commission Building Revenue Bonds, (FGIC Insured), Series, 1999
5.250% due 12/01/2018	475	537
Chicago, Illinois Public Building Community Revenue Bonds, (FGIC Government of Board Insured), Series 1999
5.500% due 02/01/2006	1,000	1,094
Chicago, Illinois Sales Tax Revenue Bonds, (FGIC Insured), Series 1998
5.250% due 01/01/2010	1,150	1,298
Cook County, Illinois General Obligation Bonds, (FGIC Insured), Series 1996
5.875% due 11/15/2022	1,000	1,146
6.500% due 11/15/2009	3,750	4,565
Cook County, Illinois High School District No. 205 General Obligation Ltd. Bonds, (FSA Insured), Series 2002
0.000% due 12/01/2004	2,600	2,563
0.000% due 06/01/2005	500	487
Du Page, Illinois Water Commission Revenue Bonds, Series 2003
5.000% due 05/01/2006	2,250	2,451
Illinois Educational Facilities Authority Revenue Bonds, Series 1993
6.520% due 07/01/2012 (a)	300	327
Illinois Health Facilities Authority Revenue Bonds, Series 1977
6.700% due 10/01/2005	370	389
Illinois Health Facilities Authority Revenue Bonds, Series 1978
6.250% due 07/01/2006	270	292
Illinois Health Facilities Authority Revenue Bonds, Series 1998
1.250% due 08/01/2026 (a)	2,880	2,880
Illinois State General Obligation Bonds, (MBIA Insured), Series 1995
5.750% due 02/01/2008	300	325
Illinois State General Obligation Bonds, (MBIA Insured), Series 2000
5.500% due 12/01/2007	1,800	2,060
Illinois State Toll Highway Authority Revenue Bonds, (MBIA Insured), Series 1993
1.050% due 01/01/2010 (a)	1,850	1,850
Lake County, Illinois Community High School District No. 127 General Obligation Bonds, (FGIC Insured), Series 2002
9.000% due 02/01/2005	1,000	1,101

		33,566

Indiana 3.2%
Indiana Health Facility Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
0.850% due 03/01/2033 (a)	2,500	2,500
1.000% due 11/15/2036 (a)	2,500	2,500
Indianapolis, Indiana Local Public Improvement Revenue Bonds, (MBIA Insured), Series 2002
1.200% due 02/01/2020	8,000	8,000

		13,000

24	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Kansas 0.1%
Burlington, Kansas Pollution Control Revenue Bonds, (MBIA Insured), Series 1991
7.000% due 06/01/2031	$500	$522

Maine 0.1%
Eastport, Maine Industrial Development Revenue Bonds, (Wachovia Bank Insured), Series 1989
5.100% due 11/15/2003	300	301

Maryland 1.4%
Maryland State General Obligation Bonds, Series 2002
5.000% due 02/01/2007	5,000	5,549

Massachusetts 2.7%
Massachusetts Housing Finance Agency Revenue Bonds, (AMBAC Insured), Series 1993
5.950% due 10/01/2008	15	15
Massachusetts Municipal Wholesale Electric Company Power Supply System Revenue Bonds, (AMBAC Insured), Series 1993
5.450% due 07/01/2018	1,400	1,438
Massachusetts State General Obligation Bonds, Series 1998
5.250% due 04/01/2011	1,000	1,144
Massachusetts State General Obligation Bonds, Series 2001
5.250% due 12/01/2007	1,000	1,131
Massachusetts State Housing Finance Agency Revenue Bonds, (FSA Insured), Series 2003
1.050% due 12/01/2037 (a)	4,000	4,000
Route 3 North Transit Improvement Association Lease Revenue Bonds, (AMBAC Insured), Series 2002
1.100% due 06/15/2033 (a)	3,200	3,200

		10,928

Michigan 10.1%
Detroit, Michigan General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2006	5,000	5,456
Detroit, Michigan General Obligation Ltd. Bonds, (MBIA Insured), Series 2002
5.000% due 04/01/2005	2,500	2,644
Detroit, Michigan Sewer Disposal Revenue Bonds, (FSA Insured), Series 2003
1.200% due 07/01/2033	4,400	4,400
Holt, Michigan Public Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	2,600	2,600
Illinois Metropolitan Pier & Exposition Dedicated State Tax Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 12/15/2006	3,740	4,268
Michigan Municipal Bond Authority Revenue Bonds, Series 2003
5.000% due 05/01/2011	7,000	7,832
Michigan State Building Authority Revenue Bonds, Series 2002
5.000% due 10/01/2010	1,565	1,760
Michigan State Comprehensive Transportation Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2005	2,000	2,127
5.250% due 05/15/2009	1,000	1,144
Michigan State Environmental Protection General Obligation Bonds, Series 1992
6.250% due 11/01/2012	2,750	3,283
Michigan State Strategic Funding Ltd. Obligation Revenue Bonds, Series 1991
7.100% due 02/01/2006	2,500	2,703
Saline, Michigan Area Schools General Obligation Bonds, (Q-SBLF Insured), Series 2002
1.050% due 05/01/2030	3,230	3,230

		41,447

Minnesota 1.4%
Minnesota State General Obligation Bonds, Series 2000
5.375% due 11/01/2008	5,000	5,772

Missouri 3.4%
Missouri State Board of Public Buildings Revenue Bonds, Series 2001
5.750% due 05/01/2008	1,000	1,156
Missouri State Board of Public Buildings Revenue Bonds, Series 2003
5.250% due 10/15/2008	1,520	1,739
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2000
1.080% due 07/01/2035 (a)	2,900	2,900
Missouri State Health & Educational Facilities Authority Revenue Bonds, (MBIA Insured), Series 2003
1.110% due 11/15/2026	3,825	3,825
Missouri State Health & Educational Facilities Authority Revenue Bonds, (SPA—Morgan Guaranty Trust Insured), Series 1996
1.180% due 09/01/2030 (a)	4,300	4,300
Missouri State Housing Development Community Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 1996
7.100% due 09/01/2027	60	61

		13,981

Montana 0.5%
Montana State Higher Education Student Assistance Revenue Bonds, (GTD STD LNS Insured), Series 2000
0.950% due 12/01/2033	2,000	2,000

Nebraska 0.9%
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 01/01/2010	3,440	3,841

Nevada 2.3%
Clark County, Nevada General Obligation Bonds, Series 2003
5.000% due 07/01/2006	3,500	3,819
Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2001
1.110% due 06/15/2021 (a)	2,265	2,265
1.150% due 06/15/2021 (a)	3,385	3,385

		9,469

New Jersey 4.7%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.375% due 04/01/2018	500	620
New Jersey State General Obligation Bonds, Series 2003
5.000% due 07/15/2010	1,000	1,126
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 1999
5.500% due 06/15/2008	5,000	5,728
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2007	5,570	6,169
5.000% due 06/15/2010	320	358
New Jersey Wastewater Treatment Trust Revenue Bonds, (MBIA Insured), Series 1997
7.000% due 05/15/2009	1,020	1,255
Rutgers State University, New Jersey Revenue Bonds, (SPA - Landesbank Insured), Series 2002
1.150% due 05/01/2018	2,600	2,600
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	1,500	1,381

		19,237

New Mexico 2.9%
New Mexico State Highway Commission Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 06/15/2010	3,265	3,673
New Mexico State Severance Special Tax Bonds, (MBIA Insured), Series 2001
5.000% due 07/01/2007	6,545	7,267
New Mexico State Severance Special Tax Bonds, Series 2001
5.000% due 07/01/2007	1,000	1,111

		12,051

New York 6.3%
Long Island, New York Power & Electric Authority Revenue Bonds, Series 2003
5.000% due 06/01/2006	2,500	2,706
New York State Dormitory Authority Revenue Bonds, Series 2002
6.000% due 11/15/2029	800	921
New York State Thruway Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 04/01/2007	3,000	3,352
New York State Thruway Service Contract Revenue Bonds, Series 2002
5.250% due 04/01/2010	3,000	3,382
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2011	4,000	4,839
New York State Urban Development Corp. Revenue Bonds, Series 2002
5.500% due 01/01/2017	2,000	2,248
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	2,505	2,812
Triborough, New York Bridge & Tunnel Authority Revenue Bonds, Series 2002
0.770% due 11/01/2032	2,000	2,000
TSASC, Inc. Revenue Bonds, Series 1999
5.400% due 07/15/2012	1,700	1,654
TSASC, Inc. Revenue Bonds, Series 2002
5.000% due 07/15/2014	2,000	1,789

		25,703

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	25

Schedule of Investments (Cont.)

Short Duration Municipal Income Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

North Carolina 2.5%
Charlotte, North Carolina Water & Sewer Systems Revenue Bonds, (SPA Union National Bank Insured), Series 2002
1.100% due 07/01/2027	$1,000	$1,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2000
1.100% due 10/01/2017 (a)	2,000	2,000
Guilford County, North Carolina General Obligation Bonds, (SPA - Bank of America Insured), Series 2002
1.100% due 10/01/2022 (a)	3,000	3,000
Mecklenburg County, North Carolina General Obligation Bonds, (Bank of America Insured), Series 2002
1.100% due 02/01/2022 (a)	3,000	3,000
North Carolina Eastern Municipal Power Agency Power Systems Revenue Bonds, Series 1993
7.000% due 01/01/2008	1,000	1,153

		10,153

Ohio 3.0%
Cincinnati, Ohio School District General Obligation Bonds, (FSA Insured), Series 2002
4.500% due 06/01/2007	1,065	1,167
Cleveland, Ohio Waterworks Revenue Bonds, (FGIC Insured), Series 2002
1.200% due 01/01/2033 (a)	1,900	1,900
Cuyahoga County, Ohio General Obligation Bonds, Series 2000
5.000% due 12/01/2007	2,000	2,248
Ohio State Common Schools General Obligation Bonds, Series 2003
5.000% due 06/15/2007	1,740	1,938
Ohio State Higher Education General Obligation Bonds, Series 2003
5.000% due 05/01/2011	2,315	2,600
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.000% due 06/01/2011	2,000	2,240

		12,093

Oklahoma 0.1%
Tulsa, Oklahoma Apartments Improvement Trust General Revenue Bonds, (FGIC Insured) , Series 1978
6.400% due 06/01/2006	250	270

Oregon 1.4%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (MBIA Insured), Series 2002
5.000% due 05/01/2009	5,030	5,703

Pennsylvania 1.3%
Beaver Falls, Pennsylvania Municipal Authority Water & Hydroelectric Revenue Bonds, (AMBAC Insured), Series 2003
4.000% due 06/01/2005	1,325	1,387
5.000% due 06/01/2006	1,400	1,532
5.000% due 06/01/2007	1,390	1,543
Deer Lakes, Pennsylvania School District, (MBIA State Aid Withholding Insured), Series 1995
6.000% due 01/15/2006	150	152
Pennsylvania State General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 07/01/2010	500	564

		5,178

Puerto Rico 0.8%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
5.750% due 07/01/2010	250	294
Puerto Rico Highway & Transportation Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2026 (a)	2,600	2,915

		3,209

South Carolina 1.9%
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2010 (a)	3,300	3,740
South Carolina Transportation Infrastructure Revenue Bonds, (XLCA Insured), Series 2003
1.000% due 10/01/2031	4,000	4,000

		7,740

Tennessee 0.9%
Metropolitan Government of Nashville & Davidson County Tennessee General Obligation Bonds, Series 1993
5.250% due 05/15/2006	3,000	3,295
Nashville & Davidson County, Tennessee Health & Educational Facilities Revenue Bonds, Series 1977
6.100% due 07/01/2010	430	491

		3,786

Texas 7.3%
Austin, Texas General Obligation Bonds, Series 2003
5.000% due 09/01/2011	2,000	2,231
Austin, Texas Independent School District General Obligation Bonds, (MBIA Insured), Series 1999
5.250% due 08/01/2007	2,350	2,636
Dallas, Texas General Obligation Bonds, Series 2001
3.000% due 08/15/2004	300	305
Denton, Texas Utility System Revenue Bonds, (FSA Insured), Series 2002
4.250% due 12/01/2004	800	830
Fort Worth, Texas Water & Sewer Revenue Bonds, Series 2003
5.000% due 02/15/2007	3,245	3,576
Harris County, Texas Flood Control General Obligation Bonds, Series 2002
3.200% due 10/01/2006	940	988
Harris County, Texas Municipal Utility District No. 203 General Obligation Bonds, (MBIA Insured), Series 1990
0.000% due 09/01/2015	260	120
Houston, Texas Water Conveyance System Certificates of Participation Bonds, (AMBAC Insured), Series 1993
6.125% due 12/15/2009	1,000	1,199
6.800% due 12/15/2011	3,000	3,756
Humble, Texas Independent School District General Obligation Bonds, Series 2003
0.990% due 06/15/2023 (a)	3,000	3,000
Hurst Euless Bedford, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 1994
6.500% due 08/15/2024	1,000	1,046
Laredo, Texas General Obligation Bonds, (FGIC Insured), Series 1996
5.250% due 02/15/2009	400	431
Lower Colorado River Authority Texas Revenue Bonds, (FSA Insured), Series 1999
6.000% due 05/15/2010	400	468
North Central, Texas Health Facility Development Corp. Revenue Bonds, Series 1985
1.200% due 10/01/2015 (a)	3,350	3,350
Odessa, Texas Junior College District Revenue Bonds, Series 1995
8.125% due 12/01/2018	270	305
Sabine River, Texas Pollution Control Authority Revenue Bonds, Series 2001
4.000% due 05/01/2028	500	500
Southeast Texas Hospital Financing Agency Revenue Bonds, Series 1979
7.500% due 12/01/2009	935	1,098
Texas State General Obligation Bonds, Series 2002
5.250% due 08/01/2010	1,050	1,193
Texas State Turnpike Systems Authority Revenue Bonds, Series 2002
5.000% due 06/01/2007	2,000	2,214
Texas State Water Financial Assistance General Obligation Bonds, Series 2002
5.000% due 08/01/2009	685	770

		30,016

Utah 0.1%
Utah Water Financing Agency Revenue Bonds, (AMBAC Insured), Series 2002
3.500% due 07/01/2005	300	312

Virgin Islands 0.2%
Virgin Islands Government Refinery Facility Revenue Bonds, Series 2002
6.500% due 07/01/2021	775	794

Virginia 2.7%
Chesapeake Bay, Virginia Board & Tunnel District Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 07/01/2009	1,040	1,176
Loudoun County, Virginia Industrial Development Authority Revenue Bonds, Series 2003
1.150% due 02/15/2038 (a)	500	500
Virginia State Public Facilities Authority Revenue Bonds, Series 2003
5.000% due 08/01/2006	3,580	3,936
Virginia State Public School Authority Revenue Bonds, Series 2003
5.250% due 08/01/2010	4,640	5,336

		10,948

Washington 4.1%
Everett, Washington Water & Sewer Revenue Bonds, (MBIA Insured), Series 2003
4.500% due 07/01/2011	1,495	1,620
5.000% due 07/01/2006	1,500	1,644
Northwest Washington Energy & Electric Revenue Bonds, (MBIA Insured), Series 2003
5.500% due 07/01/2012	1,500	1,724
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
5.250% due 06/01/2010	8,245	8,176

26	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Washington State Public Power Supply System & Nuclear Project No. 1 Revenue Bonds, (AMBAC Insured), Series 1996
6.000% due 07/01/2007	$1,000	$1,134
Washington State Public Power Supply System & Nuclear Project No. 2 Revenue Bonds, (MBIA-IBC Insured), Series 1993
5.500% due 07/01/2006	2,100	2,324

		16,622

West Virginia 0.0%
Kanawha County, West Virginia Residential Mortgage Revenue Bonds, (FGIC Insured), Series 1979
7.375% due 09/01/2010	145	174

Wisconsin 2.5%
Badger Tobacco Asset Securitization Corp. Revenue Bonds, Series 2002
5.000% due 06/01/2008	2,240	2,204
5.500% due 06/01/2005	5,635	5,757
Marshfield, Wisconsin Hospital Facilities Revenue Bonds, Series 1978
6.625% due 04/01/2006	520	558
South Milwaukee, Wisconsin School District General Obligation Bonds, (FGIC Insured), Series 2002
3.000% due 04/01/2007	275	286
3.750% due 04/01/2009	240	255
Wisconsin Housing & Economic Development Revenue Bonds, (MBIA Government of Authority Insured), Series 2002
4.500% due 05/01/2010	1,095	1,144

		10,204

Total Municipal Bonds & Notes (Cost $390,293)		394,819

MORTGAGE-BACKED SECURITIES 1.0%
Municipal Bonds & Notes 1.0%
Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2012	4,000	4,218

Total Mortgage-Backed Securities (Cost $4,221)		4,218

SHORT-TERM INSTRUMENTS 1.9%
Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003	448	448

(Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $461. Repurchase proceeds are $448.)
U.S. Treasury Bills 1.8%
1.010% due 12/11/2003 - 12/18/2003 (b)	7,390	7,373

Total Short-Term Instruments (Cost $7,823)		7,821

Total Investments 99.6% (Cost $402,337)		$406,858
Written Options (c) (0.5%) (Premiums $974)		(2,264)
Other Assets and Liabilities (Net) 0.9%		3,781

Net Assets 100.0%		$408,375

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000 Exp. 11/22/2003	917	$974	$2,264

(d)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2013	$30,000	$687

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

California Intermediate Municipal Bond Fund
Class A
09/30/2003 +	$10.22	$0.19	(a)	$(0.12	)(a)	$0.07	$(0.19)

03/31/2003	10.16	0.40	(a)	0.12	(a)	0.52	(0.41)

03/31/2002	10.60	0.46	(a)	(0.07	)(a)	0.39	(0.43)

03/31/2001	10.05	0.43	(a)	0.57	(a)	1.00	(0.42)

10/19/1999 - 03/31/2000	9.94	0.18	(a)	0.12	(a)	0.30	(0.17)

California Municipal Bond Fund
Class A
09/30/2003 +	$10.36	$0.20	(a)	$(0.09	)(a)	$0.11	$(0.20)

03/31/2003	10.02	0.41	(a)	0.36	(a)	0.77	(0.42)

03/31/2002	10.35	0.32	(a)	0.08	(a)	0.40	(0.34)

07/31/2000 - 03/31/2001	10.35	0.27	(a)	0.46	(a)	0.73	(0.30)

Municipal Bond Fund
Class A
09/30/2003 +	$10.18	$0.19	(a)	$0.02	(a)	$0.21	$(0.19)

03/31/2003	10.03	0.42	(a)	0.18	(a)	0.60	(0.42)

03/31/2002	10.02	0.47	(a)	0.12	(a)	0.59	(0.47)

03/31/2001	9.47	0.44	(a)	0.55	(a)	0.99	(0.44)

03/31/2000	10.12	0.43	(a)	(0.65	)(a)	(0.22)	(0.43)

03/31/1999	9.97	0.41	(a)	0.15	(a)	0.56	(0.41)

Class B
09/30/2003 +	10.18	0.15	(a)	0.02	(a)	0.17	(0.15)

03/31/2003	10.03	0.34	(a)	0.19	(a)	0.53	(0.35)

03/31/2002	10.02	0.39	(a)	0.12	(a)	0.51	(0.39)

03/31/2001	9.47	0.37	(a)	0.55	(a)	0.92	(0.37)

03/31/2000	10.12	0.36	(a)	(0.65	)(a)	(0.29)	(0.36)

03/31/1999	9.97	0.34	(a)	0.14	(a)	0.48	(0.33)

Class C
09/30/2003 +	10.18	0.16	(a)	0.02	(a)	0.18	(0.16)

03/31/2003	10.03	0.37	(a)	0.18	(a)	0.55	(0.37)

03/31/2002	10.02	0.42	(a)	0.12	(a)	0.54	(0.42)

03/31/2001	9.47	0.39	(a)	0.55	(a)	0.94	(0.39)

03/31/2000	10.12	0.38	(a)	(0.65	)(a)	(0.27)	(0.38)

03/31/1999	9.97	0.36	(a)	0.15	(a)	0.51	(0.36)

New York Municipal Bond Fund
Class A
09/30/2003 +	$10.68	$0.16	(a)	$0.08	(a)	$0.24	$(0.16)

03/31/2003	10.35	0.37	(a)	0.48	(a)	0.85	(0.40)

03/31/2002	10.64	0.44	(a)	0.18	(a)	0.62	(0.45)

03/31/2001	9.94	0.43	(a)	0.77	(a)	1.20	(0.41)

10/19/1999 - 03/31/2000	9.90	0.16	(a)	0.07	(a)	0.23	(0.17)

Short Duration Municipal Income Fund
Class A
09/30/2003 +	$10.16	$0.08	(a)	$0.02	(a)	$0.10	$(0.08)

03/31/2003	10.17	0.22	(a)	(0.01	)(a)	0.21	(0.22)

Class C
09/30/2003 +	10.16	0.07	(a)	0.02	(a)	0.09	(0.07)

03/31/2003	10.17	0.19	(a)	(0.01	)(a)	0.18	(0.19)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.85%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.

28	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

California Intermediate Municipal Bond Fund
Class A
09/30/2003 +	$0.00	$(0.19)	$10.10	0.73%	$53,323	0.90	%*	3.81	%*	63%

03/31/2003	(0.05)	(0.46)	10.22	5.13	58,325	0.87	(g)	3.86		101

03/31/2002	(0.40)	(0.83)	10.16	3.76	22,828	0.86	(b)	4.39		94

03/31/2001	(0.03)	(0.45)	10.60	10.19	29,035	0.86	(b)	4.19		257

10/19/1999-03/31/2000	(0.02)	(0.19)	10.05	2.94	1,793	0.85	*(c)	3.96	*	357

California Municipal Bond Fund
Class A
09/30/2003 +	$0.00	$(0.20)	$10.27	1.03%	$5,707	0.90	%*	3.81	%*	85%

03/31/2003	(0.01)	(0.43)	10.36	7.74	5,830	0.87	(g)	3.97		221

03/31/2002	(0.39)	(0.73)	10.02	3.81	2,037	0.87	(b)	3.10		164

07/31/2000-03/31/2001	(0.43)	(0.73)	10.35	7.72	706	0.85	*(d)	3.89	*	338

Municipal Bond Fund
Class A
09/30/2003 +	$0.00	$(0.19)	$10.20	2.03%	$62,271	0.90	%*	3.63	%*	62%

03/31/2003	(0.03)	(0.45)	10.18	6.08	65,254	0.86	(g)	4.05		108

03/31/2002	(0.11)	(0.58)	10.03	5.94	21,295	0.85		4.60		231

03/31/2001	0.00	(0.44)	10.02	10.74	11,381	0.85		4.52		306

03/31/2000	0.00	(0.43)	9.47	(2.16)	8,666	0.85		4.44		145

03/31/1999	0.00	(0.41)	10.12	5.67	7,020	0.86	(b)	4.10		70

Class B
09/30/2003 +	0.00	(0.15)	10.20	1.65	46,172	1.65	*	2.88	*	62

03/31/2003	(0.03)	(0.38)	10.18	5.29	43,553	1.61	(g)	3.32		108

03/31/2002	(0.11)	(0.50)	10.03	5.15	18,535	1.60		3.85		231

03/31/2001	0.00	(0.37)	10.02	9.92	8,513	1.60		3.79		306

03/31/2000	0.00	(0.36)	9.47	(2.89)	5,314	1.60		3.69		145

03/31/1999	0.00	(0.33)	10.12	4.88	6,070	1.61	(e)	3.33		70

Class C

09/30/2003 +	0.00	(0.16)	10.20	1.78	84,886	1.40	*	3.13	*	62

03/31/2003	(0.03)	(0.40)	10.18	5.55	92,101	1.36	(g)	3.59		108

03/31/2002	(0.11)	(0.53)	10.03	5.42	48,265	1.35		4.10		231

03/31/2001	0.00	(0.39)	10.02	10.20	30,539	1.35		4.06		306

03/31/2000	0.00	(0.38)	9.47	(2.64)	28,674	1.35		3.94		145

03/31/1999	0.00	(0.36)	10.12	5.13	37,913	1.35		3.60		70

New York Municipal Bond Fund
Class A
09/30/2003 +	$0.00	$(0.16)	$10.76	2.25%	$15,198	0.90	%*	2.94	%*	88%

03/31/2003	(0.12)	(0.52)	10.68	8.36	11,739	0.88	(g)	3.49		227

03/31/2002	(0.46)	(0.91)	10.35	6.09	2,210	0.87	(b)	4.22		204

03/31/2001	(0.09)	(0.50)	10.64	12.38	186	0.86	(b)	4.15		973

10/19/1999-03/31/2000	(0.02)	(0.19)	9.94	2.30	10	0.89	*(b)(f)	3.68	*	270

Short Duration Municipal Income Fund
Class A
09/30/2003 +	$0.00	$(0.08)	$10.18	1.02%	$243,090	0.85	%*	1.60	%*	109%

03/31/2003	0.00	(0.22)	10.16	2.07	207,709	0.82	(g)	2.16		152

Class C
09/30/2003 +	0.00	(0.07)	10.18	0.86	67,133	1.15	*	1.29	*	109

03/31/2003	0.00	(0.19)	10.16	1.77	45,755	1.12	(g)	1.88		152

(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.43%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.60%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.
(g)	Effective January 1, 2003, the administrative expense was increased to 0.40%.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	29

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

Assets:
Investments, at value	$129,603	$15,057	$389,276	$20,822	$406,858
Cash	154	0	320	4	409
Receivable for investments sold	0	600	3,492	997	18,402
Receivable for Fund shares sold	45	301	1,017	250	1,811
Interest and dividends receivable	1,565	187	5,301	280	4,435
Swap premiums paid	2,128	0	0	0	476
Unrealized appreciation on swap agreements	1,022	0	0	0	687

	134,517	16,145	399,406	22,353	433,078

Liabilities:
Payable for investments purchased	$0	$0	$22,166	$2,223	$20,159
Written options outstanding	299	62	1,259	57	2,264
Payable for Fund shares redeemed	248	0	526	120	1,908
Dividends payable	90	6	304	14	109
Accrued investment advisory fee	26	3	74	4	65
Accrued administration fee	31	3	97	6	116
Accrued distribution fee	0	0	66	0	17
Accrued servicing fee	11	1	42	3	65
Variation margin payable	232	4	843	15	0
Swap premiums received	749	0	0	0	0
Unrealized depreciation on swap agreements	1,192	0	0	0	0
	2,878	79	25,377	2,442	24,703

Net Assets	$131,639	$16,066	$374,029	$19,911	$408,375

Net Assets Consist of:
Paid in capital	$130,525	$15,849	$369,678	$19,587	$409,098
Undistributed (overdistributed) net investment income	300	2	(39)	(7)	(26)
Accumulated undistributed net realized gain (loss)	(1,544)	(91)	(6,399)	73	(4,617)
Net unrealized appreciation	2,358	306	10,789	258	3,920

	$131,639	$16,066	$374,029	$19,911	$408,375

Net Assets:
Class A	$53,323	5,707	62,271	15,198	243,090
Class B	0	0	46,172	0	0
Class C	0	0	84,886	0	67,133
Other Classes	78,316	10,359	180,700	4,713	98,152

Shares Issued and Outstanding:
Class A	5,280	556	6,104	1,413	23,877
Class B	0	0	4,526	0	0
Class C	0	0	8,321	0	6,594

Net Asset Value and Redemption Price* Per Share
(Net Assets Per Share Outstanding)
Class A	$10.10	$10.27	$10.20	$10.76	$10.18
Class B	0.00	0.00	10.20	0.00	0.00
Class C	0.00	0.00	10.20	0.00	10.18

Cost of Investments Owned	$125,946	$14,697	$374,802	$20,468	$402,337

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Statements of Operations

Amounts in thousands

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003	Six Months Ended September 30, 2003
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Interest	$3,466	$358	$8,928	$362	$4,765
Miscellaneous income	(2)	0	0	0	0
Total Income	3,464	358	8,928	362	4,765
Expenses:
Investment advisory fees	183	19	492	24	387
Administration fees	217	22	645	34	689
Distribution fees—Class B	0	0	170	0	0
Distribution fees—Class C	0	0	228	0	88
Servicing fees—Class A	72	7	83	17	299
Servicing fees—Class B	0	0	57	0	0
Servicing fees—Class C	0	0	114	0	73
Distribution and/or servicing fees—Other Classes	10	0	86	2	17
Trustees’ fees	0	0	1	0	1
Interest expense	2	0	2	0	2

Total Expenses	484	48	1,878	77	1,556

Net Investment Income	2,980	310	7,050	285	3,209

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,180	24	1,712	57	1,265
Net realized gain (loss) on futures contracts, options and swaps	544	70	2,081	173	(313)
Net change in unrealized appreciation (depreciation) on investments	(2,093)	(100)	1,557	28	570
Net change in unrealized (depreciation) on futures contracts, options and swaps	(1,635)	(98)	(4,539)	(141)	(793)
Net Gain (Loss)	(2,004)	(104)	811	117	729

Net Increase in Assets Resulting from Operations	$976	$206	$7,861	$402	$3,938

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	31

Statements of Changes in Net Assets

Amounts in thousands

	California Intermediate Municipal Bond Fund		California Municipal Bond Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,980	$6,255	$310	$691
Net realized gain (loss)	1,724	(2,972)	94	55
Net change in unrealized appreciation (depreciation)	(3,728)	3,841	(198)	311

Net increase resulting from operations	976	7,124	206	1,057

Distributions to Shareholders:
From net investment income
Class A	(1,107)	(1,788)	(107)	(185)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(1,873)	(4,468)	(203)	(506)
From net realized capital gains
Class A	0	(260)	0	(3)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	(502)	0	(7)

Total Distributions	(2,980)	(7,018)	(310)	(701)

Fund Share Transactions:
Receipts for shares sold
Class A	11,284	56,939	1,699	6,118
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	10,224	52,283	1,306	7,720

Issued as reinvestment of distributions
Class A	640	1,289	68	145
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	1,650	4,514	203	507

Cost of shares redeemed
Class A	(16,071)	(22,448)	(1,850)	(2,538)
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	(31,273)	(45,034)	(478)	(8,804)

Net increase (decrease) resulting from Fund share transactions	(23,546)	47,543	948	3,148

Total Increase (Decrease) in Net Assets	(25,550)	47,649	844	3,504

Net Assets:
Beginning of period	157,189	109,540	15,222	11,718
End of period*	$131,639	$157,189	$16,066	$15,222

*Including undistributed (overdistributed) net investment income of:	$300	$300	$2	$2

32	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Amounts in thousands

	Municipal Bond Fund		New York Municipal Bond Fund		Short Duration Municipal Income Fund
	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,050	$12,901	$285	$370	$3,209	$4,222
Net realized gain (loss)	3,793	(9,753)	230	90	952	(5,568)
Net change in unrealized appreciation (depreciation)	(2,982)	12,322	(113)	157	(223)	3,931

Net increase resulting from operations	7,861	15,470	402	617	3,938	2,585

Distributions to Shareholders:
From net investment income
Class A	(1,208)	(2,004)	(203)	(240)	(1,927)	(2,307)
Class B	(656)	(1,086)	0	0	0	0
Class C	(1,430)	(2,749)	0	0	(381)	(365)
Other Classes	(3,757)	(7,031)	(82)	(129)	(900)	(1,537)
From net realized capital gains
Class A	0	(182)	0	(107)	0	0
Class B	0	(117)	0	0	0	0
Class C	0	(265)	0	0	0	0
Other Classes	0	(585)	0	(44)	0	0

Total Distributions	(7,051)	(14,019)	(285)	(520)	(3,208)	(4,209)

Fund Share Transactions:
Receipts for shares sold
Class A	42,939	78,220	5,870	10,576	152,249	289,584
Class B	7,371	31,117	0	0	0	0
Class C	12,623	57,521	0	0	27,270	56,516
Other Classes	104,329	208,949	1,330	3,838	43,250	79,498

Issued as reinvestment of distributions
Class A	691	1,283	147	272	1,414	1,875
Class B	305	550	0	0	0	0
Class C	844	1,738	0	0	265	261
Other Classes	3,119	6,299	51	96	806	1,542

Cost of shares redeemed
Class A	(46,627)	(35,421)	(2,645)	(1,344)	(118,673)	(82,669)
Class B	(5,093)	(6,699)	0	0	0	0
Class C	(20,625)	(15,732)	0	0	(6,310)	(10,833)
Other Classes	(119,508)	(124,696)	(1,297)	(2,355)	(31,558)	(26,594)

Net increase (decrease) resulting from Fund share transactions	(19,632)	203,129	3,456	11,083	68,713	309,180

Total Increase (Decrease) in Net Assets	(18,822)	204,580	3,573	11,180	69,443	307,556

Net Assets:
Beginning of period	392,851	188,271	16,338	5,158	338,932	31,376
End of period*	$374,029	$392,851	$19,911	$16,338	$408,375	$338,932

*Including undistributed (overdistributed) net investment income of:	$(39)	$(38)	$(7)	$(7)	$(26)	$(27)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	33

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Municipal Bonds Funds. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, of each Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund are allocated daily to

34	PIMCO Funds Semi-Annual Report I 9.30.03

each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of

9.30.03 I PIMCO Funds Semi-Annual Report	35

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. Effective January 1, 2003, the administrative fee for the A, B and C Classes for the California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds were increased from 0.35% to 0.40% of each Fund’s average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.19% for the Short Duration Municipal Income Fund; 0.24% for the Municipal Bond Fund; and 0.22% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.35% for all Funds.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an

36	PIMCO Funds Semi-Annual Report I 9.30.03

affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
Municipal Bond Fund	0.75	0.25
Class C
Municipal Bond Fund	0.50	0.25
Short Duration Municipal Income Fund	0.30	0.25
Class D
All Funds	—	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $411,913 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of California Intermediate Municipal Bond, California Municipal Bond, New York Municipal Bond and Short Duration Municipal Income Funds administrative fees to the extent that the payment of each Fund’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Inst’l Class	Admn Class	Class A	Class C	Class D

California Intermediate Municipal Bond Fund	0.47%	0.72%	0.90%	—	0.85%
California Municipal Bond Fund	0.47%	0.72%	0.90%	—	0.85%
New York Municipal Bond Fund	0.47%	—	0.90%	—	0.85%
Short Duration Municipal Income Fund	0.39%	0.64%	0.85%	1.15%	0.80%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	California Intermediate Municipal Bond Fund	California Municipal Bond Fund	Municipal Bond Fund	New York Municipal Bond Fund	Short Duration Municipal Income Fund

	Premium
Balance at 03/31/2003	$0	$0	$0	$0	$0
Sales	445	57	1,558	86	1,876
Closing Buys	(248)	(8)	(201)	(18)	(823)
Expirations	(46)	(25)	(871)	(46)	(79)

Balance at 09/30/2003	$151	$24	$486	$22	$974

9.30.03 I PIMCO Funds Semi-Annual Report	37

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

5. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

California Intermediate Municipal Bond Fund	$2,547	$2,569	$88,477	$114,290
California Municipal Bond Fund	0	0	12,409	12,366
Municipal Bond Fund	0	0	239,828	248,096
New York Municipal Bond Fund	637	643	19,611	15,370
Short Duration Municipal Income Fund	0	0	482,810	418,890

6. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation

California Intermediate Municipal Bond Fund	$4,987	$(1,330)	$3,657
California Municipal Bond Fund	570	(210)	360
Municipal Bond Fund	18,452	(3,978)	14,474
New York Municipal Bond Fund	485	(131)	354
Short Duration Municipal Income Fund	5,580	(1,059)	4,521

38	PIMCO Funds Semi-Annual Report I 9.30.03

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	California Intermediate Municipal Bond Fund				California Municipal Bond Fund				Municipal Bond Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	1,111	$11,284	5,515	$56,939	166	$1,699	590	$6,118	4,234	$42,939	7,625	$78,220
Class B	0	0	0	0	0	0	0	0	722	7,371	3,031	31,117
Class C	0	0	0	0	0	0	0	0	1,233	12,623	5,601	57,521
Other Classes	1,008	10,224	5,062	52,283	129	1,306	742	7,720	10,279	104,329	20,381	208,949

Issued as reinvestment of distributions
Class A	63	640	125	1,289	7	68	14	145	68	691	125	1,283
Class B	0	0	0	0	0	0	0	0	30	305	54	550
Class C	0	0	0	0	0	0	0	0	83	844	170	1,738
Other Classes	163	1,650	438	4,514	20	203	49	507	305	3,119	615	6,299

Cost of shares redeemed
Class A	(1,602)	(16,071)	(2,179)	(22,448)	(180)	(1,850)	(244)	(2,538)	(4,605)	(46,627)	(3,465)	(35,421)
Class B	0	0	0	0	0	0	0	0	(503)	(5,093)	(655)	(6,699)
Class C	0	0	0	0	0	0	0	0	(2,039)	(20,625)	(1,538)	(15,732)
Other Classes	(3,093)	(31,273)	(4,360)	(45,034)	(47)	(478)	(850)	(8,804)	(11,717)	(119,508)	(12,134)	(124,696)

Net increase (decrease) resulting from Fund share transactions	(2,350)	$(23,546)	4,601	$47,543	95	$948	301	$3,148	(1,910)	$(19,632)	19,810	$203,129

					New York Municipal Bond Fund				Short Duration Municipal Income Fund
					Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
					Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A					547	$5,870	986	$10,576	15,005	$152,249	28,361	$289,584
Class B					0	0	0	0	0	0	0	0
Class C					0	0	0	0	2,688	27,270	5,537	56,516
Other Classes					123	1,330	359	3,838	4,263	43,250	7,782	79,498

Issued as reinvestment of distributions
Class A					14	147	25	272	139	1,414	184	1,875
Class B					0	0	0	0	0	0	0	0
Class C					0	0	0	0	26	265	26	261
Other Classes					5	51	9	96	79	806	151	1,542

Cost of shares redeemed
Class A					(247)	(2,645)	(126)	(1,344)	(11,706)	(118,673)	(8,106)	(82,669)
Class B					0	0	0	0	0	0	0	0
Class C					0	0	0	0	(622)	(6,310)	(1,061)	(10,833)
Other Classes					(121)	(1,297)	(221)	(2,355)	(3,111)	(31,558)	(2,609)	(26,594)

Net increase (decrease) resulting from Fund share transactions					321	$3,456	1,032	$11,083	6,761	$68,713	30,265	$309,180

9.30.03 I PIMCO Funds Semi-Annual Report	39

Pacific Investment Management Series

Manager

Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian

State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors

PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel

Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

40	PIMCO Funds Semi-Annual Report I 9.30.03

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This page is not part of the report	PZ052.11/03

PIMCO Total Return Fund

Share Classes Ins Institutional Adm Administrative	SEMI-ANNUAL REPORT September 30, 2003

2003

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the PIMCO Funds: Pacific Investment Management Series Total Return Fund. During the Fund’s fiscal half year, assets grew by more than $992 million to finish the six-month period ended September 30, 2003 at over $73 billion.

Most investment grade bonds lost ground during the period because of a sharp rise in interest rates in July, the worst month for the U.S. government bond market in more than 23 years. Yields on benchmark 10-year Treasuries soared more than 1.3% in July, reversing a rally that had seen the 10-year yield plunge to a 45-year low, near 3%, in June. Though bonds bounced back in August and September, the damage in July was enough to hamper returns for the broad market, as the Lehman Brothers Aggregate Bond Index posted a gain of only 2.35% for the six-month period.

July’s advance in yields came amid expectations for stronger economic growth in the second half of 2003 and worries about higher interest rates. One trigger for the sell-off was a suggestion by the Federal Reserve that it was less inclined to pursue a so-called “unconventional” approach to reflating the economy than it had previously led investors to believe. Demand for Treasuries fell because this approach involves driving down longer-term interest rates by purchasing Treasuries farther out the yield curve.

The 10-year Treasury yield finished the six-month period at 3.94%, up 0.14% from the prior period and not far from where it started the year. Bonds bounced back later in the third quarter as lingering manufacturing overcapacity, continuing weak labor markets and faster productivity growth gave investors confidence that inflation would remain well-contained. U.S. corporate managers, still unsure about the country’s economic growth, remained cautious about investment and hiring. This approach contributed to rapid labor productivity growth, as companies squeezed more out of their existing capital stock and employees. In a soft labor market, companies captured the gains from this enhanced productivity in the form of higher profits.

On the following pages you will find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimcoadvisors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

1	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

PIMCO Total Return Fund Performance Summary

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
Total Return Fund Institutional Class	2.64%	7.34%	7.23%	7.60%	9.21%
Total Return Fund Administrative Class	2.51%	7.06%	6.96%	—	8.37%
Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—
*	Annualized

All Fund returns are net of fees and expenses.

PORTFOLIO INSIGHTS

•	The Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.64%, versus the 2.35% return of the Index.

•	The Fund maintained a duration longer than that of the Index during the period; this strategy had a negative impact on returns as yields increased.

•	An emphasis on longer maturities for most of the period hurt performance, as these yields increased the most.

•	A near-benchmark weighting in mortgages was neutral for performance.

•	A corporate underweight was negative, as rising profits stimulated investor demand; however, positive security selection of auto and telecom issues more than offset this impact.

•	Non-U.S. holdings, mainly Eurozone exposure, boosted returns as yields on these assets rose less than Treasuries.

•	Emerging market bonds helped returns, as improved credit quality and a broader investor base sustained their rally.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	2

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

$5,000,000 invested at the inception date of the Fund

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. The line graph assumes the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. The inception date for the Fund’s Institutional Class shares is 5/11/87. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The inception date for the Fund’s Administrative Class shares is 9/08/94.

The credit quality of the securities in the Fund’s portfolio does not apply to the stability or safety of the Fund. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in the Fund. PIMCO Advisors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimcoadvisors.com, www.pimco.com, 1-800-927-4648.

3	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Financial Highlights

Institutional Class Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.17	0.45	0.55	0.67		0.63		0.63
Net Realized/Unrealized Gain (Loss) on Investments (a)	0.11	0.74	0.19	0.56		(0.40)		0.16
Total Income from Investment Operations	0.28	1.19	0.74	1.23		0.23		0.79
Dividends from Net Investment Income	(0.18)	(0.46)	(0.55)	(0.67)		(0.63)		(0.63)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.18)	(0.81)	(0.85)	(0.67)		(0.63)		(1.05)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.64%	11.77%	7.15%	12.80%		2.33%		7.60%
Net Assets End of Period (000s)	$41,794,571	$41,178,760	$35,230,781	$31,746,629		$24,900,321		$21,711,396
Ratio of Net Expenses to Average Net Assets	0.43%*	0.43%	0.43%	0.49	%(b)	0.54	%(b)	0.43%
Ratio of Net Investment Income to Average Net Assets	2.64%*	4.17%	5.16%	6.57%		6.25%		5.91%
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.43%.

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	4

Financial Highlights

Administrative Class Shares

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.15	0.41	0.51	0.64		0.61		0.61
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.12	0.75	0.20	0.56		(0.41)		0.16
Total Income from Investment Operations	0.27	1.16	0.71	1.20		0.20		0.77
Dividends from Net Investment Income	(0.17)	(0.43)	(0.52)	(0.64)		(0.60)		(0.61)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.17)	(0.78)	(0.82)	(0.64)		(0.60)		(1.03)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.51%	11.48%	6.89%	12.52%		2.07%		7.33%
Net Assets End of Period (000s)	$15,993,300	$16,109,374	$8,900,453	$5,353,222		$3,233,785		$1,972,984
Ratio of Net Expenses to Average Net Assets	0.68%*	0.68%	0.68%	0.74	%(b)	0.79	%(b)	0.68%
Ratio of Net Investment Income to Average Net Assets	2.51%*	3.86%	4.85%	6.31%		6.01%		5.52%
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense 0.68%.

5	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Statement of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$81,617,381
Cash	43,890
Foreign currency, at value	169,233
Receivable for investments sold	1,033,250
Unrealized appreciation on forward foreign currency contracts	33,489
Receivable for Fund shares sold	239,283
Interest and dividends receivable	381,719
Variation margin receivable	154,815
Swap premiums paid	42,503
Unrealized appreciation on swap agreements	143,946

83,859,509

Liabilities:
Payable for investments purchased	$9,036,517
Unrealized depreciation on forward foreign currency contracts	14,268
Payable for short sale	427,092
Written options outstanding	128,762
Payable for Fund shares redeemed	456,924
Dividends payable	37,893
Accrued investment advisory fee	14,394
Accrued administration fee	12,898
Accrued distribution fee	6,343
Accrued servicing fee	3,100
Variation margin payable	745
Swap premiums received	12,249
Unrealized depreciation on swap agreements	33,450
10,184,635

Net Assets	$73,674,874

Net Assets Consist of:
Paid in capital	$71,049,825
Undistributed net investment income	665,391
Accumulated undistributed net realized (loss)	(131,724)
Net unrealized appreciation	2,091,382

$73,674,874

Net Assets:
Institutional Class	$41,794,571
Administrative Class	15,993,300
Other Classes	15,887,003

Shares Issued and Outstanding:
Institutional Class	3,839,418
Administrative Class	1,469,210

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Institutional Class	$10.89
Administrative Class	10.89
Cost of Investments Owned	$80,375,966

Cost of Foreign Currency Held	$162,618

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	6

Statement of Operations

Amounts in thousands

Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$1,272,753
Dividends	11,416
Miscellaneous income	11,991

Total Income	1,296,160

Expenses:
Investment advisory fees	92,601
Administration fees	82,960
Distribution and/or servicing fees—Administrative Class	20,568
Distribution and/or servicing fees—Other Classes	42,731
Trustees’ fees	105
Miscellaneous expense	212

Total Expenses	239,177

Net Investment Income	1,056,983

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	120,789
Net realized (loss) on futures contracts, options, and swaps	(418,499)
Net realized (loss) on foreign currency transactions	(7,827)
Net change in unrealized appreciation on investments	174,747
Net change in unrealized appreciation on futures contracts, options, and swaps	826,213
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19,380
Net Gain	714,803

Net Increase in Assets Resulting from Operations	$1,771,786

7	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands

	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,056,983	$2,512,302
Net realized gain (loss)	(305,537)	3,027,093
Net change in unrealized appreciation	1,020,340	1,291,440

Net increase resulting from operations	1,771,786	6,830,835

Distributions to Shareholders:
From net investment income
Institutional Class	(702,978)	(1,666,413)
Administrative Class	(256,893)	(493,233)
Other Classes	(209,493)	(435,162)
From net realized capital gains
Institutional Class	0	(1,272,816)
Administrative Class	0	(438,635)
Other Classes	0	(437,594)

Total Distributions	(1,169,364)	(4,743,853)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	7,089,092	16,020,662
Administrative Class	3,241,769	9,059,856
Other Classes	3,583,137	9,380,094
Issued as reinvestment of distributions
Institutional Class	611,542	2,636,658
Administrative Class	205,696	741,354
Other Classes	139,455	571,009
Cost of shares redeemed
Institutional Class	(7,437,999)	(14,039,272)
Administrative Class	(3,693,136)	(2,966,362)
Other Classes	(3,349,395)	(4,021,716)
Net increase resulting from Fund share transactions	390,161	17,382,283

Total Increase in Net Assets	992,583	19,469,265

Net Assets:
Beginning of period	72,682,291	53,213,026
End of period *	$73,674,874	$72,682,291

*Including undistributed net investment income of:	$665,391	$777,772

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	8

Schedule of Investments

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.7%

Banking & Finance 5.8%
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	$21,058	$16,286
Allstate Life Funding LLC
1.410% due 07/26/2004 (a)	9,600	9,617
Amerco, Inc.
7.230% due 01/21/2027 (b)	1,250	1,134
7.135% due 10/15/2049	15,000	13,612
American Express Travel
5.625% due 01/22/2004	22,700	22,984
Aon Capital Trust A
8.205% due 01/01/2027	725	833
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,092
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,445
5.800% due 04/20/2004	510	523
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	31,450	32,191
Bank of America Corp.
6.625% due 06/15/2004	40	42
6.125% due 07/15/2004	600	622
Bank One Corp.
1.410% due 05/07/2004 (a)	8,200	8,214
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	127,900	127,977
6.625% due 01/15/2004	200	203
6.150% due 03/02/2004 (a)	300	306
8.750% due 03/15/2004	75	77
1.560% due 06/01/2004 (a)	12,665	12,708
1.355% due 09/16/2005 (a)	16,000	15,992
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	604
Chase Manhattan Corp.
5.750% due 04/15/2004 (a)	150	153
CIT Group, Inc.
5.625% due 10/15/2003	250	250
7.500% due 11/14/2003	35	35
5.570% due 12/08/2003	1,000	1,008
5.500% due 02/15/2004	17,000	17,260
2.640% due 03/01/2004 (a)	25,000	25,143
5.625% due 05/17/2004	21,650	22,215
2.430% due 07/30/2004 (a)	10,000	10,097
2.610% due 01/31/2005 (a)	75	76
Citigroup, Inc.
5.800% due 03/15/2004	200	204
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,827	1,834
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	83,600	92,117
8.750% due 06/15/2030	210,740	268,279
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,402
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	10,115
7.100% due 03/15/2007	31,900	35,799
Farmers Insurance
8.625% due 05/01/2024	275	281
First National Bank Chicago
8.080% due 01/05/2018	250	304
First Security Corp.
5.875% due 11/01/2003	9,325	9,359
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	47,000	46,990
1.630% due 01/05/2004	25,000	25,002
7.500% due 06/15/2004	100	103
6.700% due 07/16/2004	99,266	102,690
1.718% due 07/19/2004 (a)	5,800	5,780
8.250% due 02/23/2005	2,500	2,632
1.297% due 04/28/2005 (a)	5,000	4,910
1.560% due 07/07/2005	13,900	13,640
1.550% due 07/18/2005 (a)	10,990	10,800
7.600% due 08/01/2005	5,000	5,376
6.375% due 12/15/2005	100	105
6.500% due 01/25/2007	220	233
7.200% due 06/15/2007	25	27
5.800% due 01/12/2009 (a)	655	661
7.375% due 10/28/2009	200	213
7.875% due 06/15/2010	1,795	1,949
7.375% due 02/01/2011	1,285	1,354
7.250% due 10/25/2011	94,250	98,509
Gemstone Investors Ltd.
7.710% due 10/31/2004	118,150	117,264
General Motors Acceptance Corp.
6.625% due 10/20/2003	2,000	2,004
1.438% due 11/07/2003 (a)	20,000	19,999
5.750% due 11/10/2003	1,100	1,105
2.088% due 01/20/2004 (a)	391,435	391,761
6.380% due 01/30/2004	4,000	4,063
1.877% due 03/22/2004 (a)	82,500	82,632
1.360% due 04/05/2004 (a)	98,747	98,630
1.914% due 05/04/2004 (a)	3,000	3,003
1.836% due 05/10/2004 (a)	149,200	149,284
1.830% due 05/17/2004 (a)	94,700	94,753
1.390% due 05/28/2004 (a)	73,000	72,834
6.850% due 06/17/2004	1,200	1,241
1.540% due 07/20/2004 (a)	19,200	19,165
1.460% due 07/21/2004 (a)	36,000	35,905
1.510% due 07/30/2004 (a)	89,977	89,755
3.030% due 05/19/2005 (a)	82,825	83,884
7.500% due 07/15/2005	200	215
6.625% due 10/15/2005	100	107
6.650% due 11/17/2005	500	526
6.750% due 01/15/2006	565	605
6.125% due 02/01/2007	2,535	2,686
6.150% due 04/05/2007	150	159
8.950% due 07/02/2009	7,246	7,942
7.750% due 01/19/2010	445	490

9	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.250% due 03/02/2011	$1,000	$1,061
6.875% due 09/15/2011	1,905	1,980
7.000% due 02/01/2012	2,000	2,086
6.875% due 08/28/2012	104,300	108,090
7.430% due 12/01/2021	225	225
8.000% due 11/01/2031	65,225	67,188
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	20,725
Goldman Sachs Group L.P.
1.836% due 02/09/2009 (a)	10,000	10,120
Hartford Life, Inc.
6.900% due 06/15/2004	600	622
Hitachi Credit America
1.476% due 10/15/2003 (a)	11,500	11,501
Household Capital Trust III
1.450% due 06/26/2004 (a)	27,925	27,951
Household Finance Corp.
8.000% due 08/01/2004	225	237
Household International Netherlands BV
6.200% due 12/01/2003	12,820	12,917
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	98,034
10.176% due 12/31/2049 (a)	66,160	101,698
IMEXA Export Trust
10.625% due 05/31/2005	1,762	1,322
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	600	629
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)	1,805	1,874
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	6,540	8,314
Korea Development Bank
6.625% due 11/21/2003	2,090	2,104
7.125% due 04/22/2004 (a)	320	330
6.750% due 12/01/2005	55	60
7.250% due 05/15/2006	50	56
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,021
6.460% due 01/15/2008 (a)	3,000	3,230
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,539
Lion Connecticut Holdings
7.250% due 08/15/2023	50	56
Lloyds TSB Bank PLC
1.530% due 08/25/2010 (a)	3,000	3,008
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,770
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,502
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,827
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	152
5.625% due 01/20/2004	1,200	1,215
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	138,200	138,951
National Westminster Bank PLC
9.375% due 11/15/2003	200	202
Natexis Ambs Co.
8.440% due 12/29/2049	14,000	16,665
Nordbanken AB
8.950% due 11/29/2049	28,000	34,487
Osprey Trust
8.310% due 01/15/2049 (b)	76,155	10,662
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,243
Parker Retirement Savings Plan
6.340% due 07/15/2008	538	594
Pemex Finance Ltd.
6.125% due 11/15/2003	1,733	1,742
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	152,300	153,922
7.875% due 02/01/2009	3,770	4,298
8.000% due 11/15/2011	100,500	114,067
7.375% due 12/15/2014	32,130	34,700
8.625% due 02/01/2022	58,900	65,968
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	73,200	73,198
4.565% due 07/03/2008 (a)	16,700	16,634
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,338
Premium Asset Trust
1.465% due 11/27/2004 (a)	48,900	49,040
1.410% due 10/06/2005 (a)	300	300
1.521% due 09/08/2007 (a)(n)	34,900	34,400
Prime Property Funding II
7.000% due 08/15/2004	110	115
Prudential Funding Corp.
6.625% due 04/01/2009	17,000	18,563
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	13,911
7.250% due 02/15/2011	29,443	26,351
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	275
9.000% due 11/15/2049 (b)	19,000	2,394
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	88,200	88,722
6.090% due 06/08/2006 (a)	17,800	17,822
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	49,824
9.118% due 03/31/2049 (a)	92,400	116,905
7.648% due 08/31/2049	195	237
Salomon Smith Barney Holdings, Inc.
1.460% due 01/22/2004 (a)	10,000	10,011
7.000% due 03/15/2004	100	103
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	26,295
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,130

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	10

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Studio RE Ltd.
6.210% due 07/07/2006 (a)	$15,600	$15,678
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	550	639
Transamerica Finance Corp.
7.500% due 03/15/2004	270	277
Trinom Ltd.
5.060% due 12/18/2004 (a)	48,700	49,001
U.S. Bancorp
6.500% due 06/15/2004	600	621
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900	48,378
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,300	96,872
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	16,000	16,010
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	51

		4,294,419

Industrials 2.8%
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,182
Albertson’s, Inc.
6.550% due 08/01/2004	240	248
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,680
Altria Group, Inc.
7.750% due 01/15/2027	28,000	29,319
America West Airlines, Inc.
6.870% due 01/02/2017 (a)	1,710	1,483
American Airlines, Inc.
9.850% due 06/15/2008	1,772	1,185
10.210% due 01/01/2010	12,500	7,747
10.610% due 03/04/2011	1,895	1,241
6.978% due 04/01/2011	34,923	34,679
9.780% due 11/26/2011	355	236
10.190% due 05/26/2016	3,661	2,396
AOL Time Warner, Inc.
7.700% due 05/01/2032	54,650	62,979
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	700
Canadian National Railway Co.
6.450% due 07/15/2006	550	607
Coastal Corp.
6.200% due 05/15/2004	3,000	3,000
6.500% due 05/15/2006	810	717
7.500% due 08/15/2006	9,075	8,122
6.375% due 02/01/2009	9,000	7,155
7.750% due 06/15/2010	15,500	12,942
9.625% due 05/15/2012	9,000	8,415
6.700% due 02/15/2027	400	338
7.420% due 02/15/2037	9,000	6,390
ConAgra Foods, Inc.
7.400% due 09/15/2004	3,400	3,578
Continental Airlines, Inc.
6.410% due 04/15/2007	262	230
6.954% due 08/02/2009	10,711	8,177
7.056% due 09/15/2009	40,409	40,448
7.487% due 10/02/2010	1,215	1,191
7.730% due 03/15/2011	2,059	1,455
6.503% due 06/15/2011	9,220	9,047
6.900% due 01/02/2018	1,348	1,271
6.820% due 05/01/2018	6,117	5,704
7.256% due 03/15/2020	25,467	25,086
7.707% due 04/02/2021	3,580	3,492
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004 (a)	3,400	3,401
1.660% due 08/16/2004 (a)	56,100	56,031
6.900% due 09/01/2004	30	31
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)(n)	7,773	3,669
10.430% due 01/02/2011	3,755	2,919
10.140% due 08/14/2012	1,000	737
10.000% due 06/05/2013	10,828	7,986
10.060% due 01/02/2016	6,500	4,599
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,179	9,159
7.570% due 05/18/2012	41,250	41,757
7.111% due 03/18/2013	60,000	58,848
9.200% due 09/23/2014	6,000	4,807
10.000% due 12/05/2014	5,000	3,587
10.500% due 04/30/2016	27,950	21,521
Dex Media East LLC
7.375% due 12/15/2012	2,000	1,645
Duty Free International, Inc.
7.000% due 01/15/2004 (n)	175	82
Eastman Chemical Co.
6.375% due 01/15/2004	17,650	17,872
EchoStar DBS Corp.
4.390% due 10/01/2008 (a)	500	512
El Paso Corp.
6.950% due 12/15/2007	10,100	8,888
6.750% due 05/15/2009	37,069	31,138
7.000% due 05/15/2011	19,500	16,185
7.875% due 06/15/2012	26,100	22,055
8.050% due 10/15/2030	13,500	10,294
7.800% due 08/01/2031	15,600	11,622
7.750% due 01/15/2032	112,280	83,649
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	1,216
Federal Express Corp.
6.845% due 01/15/2019 (a)	764	847
Ford Capital BV
9.500% due 06/01/2010	200	227
Ford Motor Co.
7.250% due 10/01/2008	800	836
Fortune Brands, Inc.
8.500% due 10/01/2003	500	500

11	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

General Motors Corp.
6.250% due 05/01/2005	$300	$314
7.125% due 07/15/2013	2,900	3,047
8.250% due 07/15/2023	65,700	68,878
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,765
HCA, Inc.
6.910% due 06/15/2005 (a)	9,500	10,034
HNA Holdings, Inc.
6.125% due 02/01/2004	200	203
International Game Technology
7.875% due 05/15/2004	14,500	15,021
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	42,550	42,415
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,433
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,719
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)(n)	1,490	1,655
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	51
1.810% due 02/28/2005 (a)	500	502
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,862
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,380	837
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,112
9.375% due 12/02/2008	51,650	61,980
9.250% due 03/30/2018	2,000	2,355
9.500% due 09/15/2027	31,000	37,665
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.800% due 12/01/2003	76,050	76,421
7.000% due 07/15/2005	15,125	15,846
6.950% due 06/01/2006	9,540	10,057
7.200% due 02/01/2007	37,000	39,707
Qwest Corp.
5.650% due 11/01/2004	6,610	6,676
7.200% due 11/01/2004	8,550	8,828
5.625% due 11/15/2008	5,000	4,900
8.875% due 03/15/2012	110,025	122,678
7.500% due 06/15/2023	25,250	23,735
7.250% due 09/15/2025	17,100	15,647
7.200% due 11/10/2026	2,150	1,946
8.875% due 06/01/2031	10,223	10,734
6.875% due 09/15/2033	23,280	20,603
7.250% due 10/15/2035	5,000	4,475
Safeway, Inc.
6.850% due 09/15/2004	250	262
Scotia Pacific Co.
7.710% due 01/20/2014	230	130
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,720
7.625% due 07/15/2011	25,120	20,850
Southern National Gas Co.
7.350% due 02/15/2031	200	185
SR Wind Ltd.
6.386% due 05/18/2005 (a)	12,000	12,057
6.886% due 05/18/2005 (a)	13,000	13,181
Systems 2001 Asset Trust
7.156% due 12/15/2011	28,201	31,167
TCI Communications, Inc.
8.650% due 09/15/2004	625	661
Tenet Healthcare Corp.
6.375% due 12/01/2011	40	39
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,692
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	290
Time Warner Entertainment Co.
10.150% due 05/01/2012	250	338
9.150% due 02/01/2023	475	603
Time Warner, Inc.
7.975% due 08/15/2004	18,032	18,939
9.125% due 01/15/2013	27,765	35,352
6.875% due 06/15/2018	140	156
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,153
Tyco International Group S.A.
5.875% due 11/01/2004	23,675	24,385
UAL Equipment Trust
11.080% due 05/27/2006 (b)(n)	10,249	2,111
United Airlines, Inc.
1.360% due 03/02/2004 (a)	17,730	13,918
9.200% due 03/22/2008 (b)	3,380	1,029
6.201% due 09/01/2008	6,000	4,855
7.730% due 07/01/2010	5,000	3,906
7.186% due 04/01/2011 (b)	19,632	16,706
8.030% due 07/01/2011 (b)	465	71
6.932% due 09/01/2011 (a)	10,500	2,895
10.360% due 11/13/2012 (b)	7,000	2,783
6.071% due 03/01/2013	4,493	3,626
10.020% due 03/22/2014 (b)	11,925	3,550
10.850% due 07/05/2014 (b)	34,111	9,636
10.850% due 02/19/2015 (b)	3,000	848
10.125% due 03/22/2015 (b)	14,300	3,983
9.060% due 06/17/2015 (b)	6,000	2,364
9.210% due 01/21/2017 (b)	15,900	6,465
US Airways, Inc.
6.850% due 01/30/2018	132	123
Walt Disney Co.
5.125% due 12/15/2003	500	504
4.875% due 07/02/2004	10,000	10,243
Waste Management, Inc.
6.375% due 12/01/2003	11,900	11,983
8.000% due 04/30/2004	5,525	5,708

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	12

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 05/15/2004	$94,000	$96,722
Williams Cos., Inc.
6.500% due 08/01/2006	400	403
7.125% due 09/01/2011	5,000	4,963
8.125% due 03/15/2012	600	627
7.625% due 07/15/2019	32,170	30,079
7.875% due 09/01/2021	65,095	61,840
7.500% due 01/15/2031	15,000	13,425
7.750% due 06/15/2031	21,150	19,247
8.750% due 03/15/2032	137,430	136,399

		2,060,418

Utilities 3.1%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	48,200	48,249
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,608
AT&T Corp.
6.000% due 03/15/2009	194	209
7.800% due 11/15/2011	84,300	97,616
8.500% due 11/15/2031	255,295	303,318
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,391
British Telecom PLC
2.435% due 12/15/2003 (a)	225,960	226,447
7.000% due 05/23/2007	25,000	28,188
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,206
Centerior Energy Corp.
7.670% due 07/01/2004	2,500	2,603
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	35,000	35,219
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	95,060
Dynegy Holdings, Inc.
8.750% due 02/15/2012	98,850	90,942
Edison International, Inc.
6.875% due 09/15/2004	350	358
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,797
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,570	19,467
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,000	3,097
France Telecom S.A.
8.450% due 03/01/2006 (a)	34,060	38,561
9.250% due 03/01/2011	57,760	70,674
9.750% due 03/01/2031	175,270	234,818
Hydro—Quebec
1.312% due 09/29/2049 (a)	5,600	4,900
Korea Electric Power Corp.
6.375% due 12/01/2003	220	222
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	15,000
New York Telephone Co.
6.250% due 02/15/2004	150	153
Niagara Mohawk Power Corp.
5.375% due 10/01/2004	175	181
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,940
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	197
Orange PLC
8.750% due 06/01/2006	360	418
Pacific Bell
7.000% due 07/15/2004	50	52
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	101
7.250% due 08/01/2026	10,000	10,425
7.958% due 10/31/2049 (a)	33,700	34,121
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,651
Sprint Capital Corp.
5.700% due 11/15/2003	41,030	41,167
7.900% due 03/15/2005	24,000	25,933
7.125% due 01/30/2006	5,140	5,648
6.000% due 01/15/2007	141,170	152,055
6.125% due 11/15/2008	17,610	19,036
6.375% due 05/01/2009	5,000	5,444
7.625% due 01/30/2011	84,308	95,198
8.375% due 03/15/2012	117,498	138,858
6.900% due 05/01/2019	51,460	52,909
6.875% due 11/15/2028	83,275	81,495
8.750% due 03/15/2032	145,535	173,537
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	13,050
Toledo Edison Co.
7.875% due 08/01/2004	500	525
TXU Corp.
8.250% due 04/01/2004	2,000	2,064
7.000% due 03/15/2013	16,600	18,083
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,871
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,044
United Telecom, Inc.
6.890% due 07/01/2008 (c)	700	768
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)(n)	2,760	3,013
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,876
5.604% due 01/01/2022	3,000	3,000
Wilmington Trust Co.
10.500% due 01/02/2007 (c)(n)	5,307	2,566
10.570% due 01/02/2007 (c)(n)	11,640	5,685
10.500% due 07/01/2008 (c)	322	363
Wilmington Trust Co.—Tucson Electric
10.370% due 01/02/2007 (c)(n)	6,458	3,062

13	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

WorldCom, Inc.—WorldCom Group
7.875% due 05/15/2003 (b)	$3,700	$1,230
6.250% due 08/15/2003 (b)	7,500	2,494
6.400% due 08/15/2005 (b)	12,100	4,023
7.375% due 01/15/2006 (b)	46,800	15,561
7.750% due 04/01/2007 (b)	2,000	665
8.250% due 05/15/2010 (b)	11,500	3,824
7.375% due 01/15/2011 (b)	21,150	7,032

		2,279,268

Total Corporate Bonds & Notes (Cost $8,417,028)		8,634,105

MUNICIPAL BONDS & NOTES 1.7%

Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.960% due 09/01/2021	13,228	13,788
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,331
5.000% due 12/01/2032	10,000	10,198

		39,317

California 0.4%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,200	14,339
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.990% due 12/01/2029 (a)	2,500	2,529
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	22,500	22,581
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	155,347
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,275
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,100	4,029
6.750% due 06/01/2039	8,050	7,211
7.875% due 06/01/2042	5,000	5,058
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,788
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,406
Madera Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028	2,260	2,287
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	5,500	5,552
Orange County, California Water District Certificates of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,132
Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027	2,950	2,992
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,709
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2033	5,000	5,049

		268,284

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	10,000	10,138
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,074
5.000% due 12/01/2027	2,820	2,893

		15,105

Florida 0.1%
Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2033	9,000	9,133
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,568
Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033 (d)	10,000	10,148
Miami-Dade County School Board Certificates of Participation, (FGIC Insured), Series 2003
5.000% due 08/01/2029	30,525	30,973
Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,087

		61,909

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	14

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Illinois 0.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	$21,000	$5,482
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,018
5.000% due 01/01/2034	18,375	18,632
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	757
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	13,000	13,189
5.250% due 01/01/2028	3,000	3,135
Illinois Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,067
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,091
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,300	2,310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,253
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	29,075	27,059
Metropolitan Pier & Exposition Authority III Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,084
Metropolitan Pier& Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,282
State of Illinois General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058
State of Illinois General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,399
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,069

		144,885

Indiana 0.0%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	$5,000	$5,097
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,537
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,532
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,586

		25,752

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,090

Kansas 0.0%
Johnson County Unified School District General Obligation Bonds, Series 2001
5.000% due 10/01/2010	5,000	5,654

Massachusetts 0.2%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,310	33,849
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,578
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,098

		134,525

Michigan 0.1%
Allen Park, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	8,430	8,513
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	15,000	15,159
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,389
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	5,750	5,785

15	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	$10,910	$10,974
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,630
West Ottawa, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2032	6,775	6,883

		62,333

Minnesota 0.0%
State of Minnesota General Obligation Bonds, Series 2003
5.000% due 08/01/2010	100	113

Montana 0.0%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	7,500	7,591

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,374	2,881
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2035	11,500	11,623

		14,504

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,599
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	100	101

		13,700

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.640% due 01/01/2018 (a)	2,875	3,734
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	9,500	10,627
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,800	100,662
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042	5,000	4,083
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,505

		130,668

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	5,000	5,024

New York 0.1%
Long Island College Hospital Revenue Bonds, (FHA Insured), Series 2000
8.900% due 08/15/2030	27,700	32,043
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,627
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	20,420	20,575
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,570
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,853
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024 (a)	500	585
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	50
5.000% due 03/15/2032	5,955	5,995
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,469
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010	100	121
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,490

		95,378

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	16

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

North Carolina 0.0%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	$2,733	$3,071

Ohio 0.0%
Ohio State Higher Education Facilities Revenue Bonds, Series 2003
5.000% due 10/01/2033	6,250	6,304

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	11,975	12,213

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	12,315	12,107
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,360

		29,467

Texas 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,913
County of Montgomery, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026	16,000	16,215
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,565
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,036
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,846
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,820
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	101
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,953
5.000% due 08/01/2033	5,000	5,046
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,031
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,583
5.000% due 08/15/2033	45,100	45,342
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,643

		126,094

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	4,000	4,041

Washington 0.1%
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	12,660	12,748
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,599
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	100	88
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015	29,800	33,835
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,117

		64,387

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	7,993	9,036

Total Municipal Bonds & Notes (Cost $1,297,011)		1,284,445

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.875% due 12/15/2004	720	725
2.375% due 04/13/2006	50	50
5.000% due 01/20/2007	150	152
5.250% due 03/22/2007	74,873	76,352
6.500% due 12/19/2007	1,000	1,013

17	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.250% due 02/17/2011	$4,475	$4,550
Federal Home Loan Bank
3.625% due 10/15/2004	230	236
3.250% due 08/15/2005	200	206
Freddie Mac
2.150% due 01/21/2005	55	55
4.050% due 06/21/2005	435	444
2.500% due 07/28/2005	35	35
9.000% due 09/15/2008	37	38
Small Business Administration
8.017% due 02/10/2010	76,127	86,398
7.449% due 08/01/2010	92,840	103,556
6.640% due 02/01/2011	18,782	20,389
6.344% due 08/10/2011	5,277	5,660
6.030% due 02/01/2012	34,127	36,074
4.524% due 02/10/2013	32,846	32,316
7.700% due 07/01/2016	452	510
6.950% due 11/01/2016	3,096	3,434
6.700% due 12/01/2016	11,290	12,449
7.150% due 03/01/2017	4,941	5,523
7.500% due 04/01/2017	3,468	3,907
7.190% due 12/01/2019	390	441
7.630% due 06/01/2020	17,912	20,543
6.900% due 12/01/2020	8,582	9,614
5.340% due 11/01/2021	14,731	15,520

Total U.S. Government Agencies (Cost $413,008)		440,190

U.S. TREASURY OBLIGATIONS 9.7%

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	298,179	328,090
3.625% due 01/15/2008	217,529	244,142
3.875% due 01/15/2009	1,611,747	1,841,674
4.250% due 01/15/2010	612,074	718,613
3.500% due 01/15/2011	918,506	1,039,635
3.375% due 01/15/2012	321,722	362,138
3.000% due 07/15/2012	1,316,111	1,441,965
1.875% due 07/15/2013	280,250	278,849
3.625% due 04/15/2028	87,876	105,919
3.875% due 04/15/2029	641,489	808,177
3.375% due 04/15/2032	321	385
U.S. Treasury Strip
0.000% due 11/15/2003	75	75
U.S. Treasury Notes
3.250% due 12/31/2003	100	101
5.875% due 02/15/2004	300	305
5.250% due 05/15/2004	270	277

Total U.S. Treasury Obligations (Cost $6,987,114)		7,170,345

MORTGAGE-BACKED SECURITIES 40.7%
Collateralized Mortgage Obligations 10.7%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029 (a)	4,117	4,166
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	45,608	49,715
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	240	250
Aurora Loan Services
1.810% due 05/25/2030 (a)	2,920	2,899
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	6,522	6,523
6.250% due 08/25/2028	12,084	12,259
6.500% due 05/25/2029 (a)	19,417	19,412
6.178% due 07/25/2031 (a)	117	117
6.346% due 07/25/2032 (a)	31,326	32,068
5.796% due 10/20/2032 (a)	708	724
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	45,585	46,248
6.747% due 02/25/2031 (a)	1,936	1,968
6.859% due 02/25/2031 (a)	1,923	1,951
6.745% due 06/25/2031 (a)	7,920	8,115
6.688% due 09/25/2031 (a)	21	21
6.611% due 11/25/2031 (a)	4,230	4,261
6.755% due 11/25/2031 (a)	3,236	3,252
6.003% due 12/25/2031 (a)	13,426	13,398
6.067% due 12/25/2031 (a)	23,383	23,450
6.129% due 12/25/2031 (a)	36,992	37,101
6.156% due 12/25/2031 (a)(n)	121	121
6.141% due 01/25/2032 (a)	51,238	51,153
6.317% due 02/25/2032 (a)	11,716	11,751
6.023% due 06/25/2032 (a)	107	109
6.137% due 08/25/2032 (a)	14,061	14,332
5.372% due 10/25/2032 (a)	36,153	37,282
5.681% due 01/25/2033 (a)	60,635	60,974
5.415% due 03/25/2033 (a)	54,204	55,898
5.468% due 03/25/2033 (a)	75,250	76,796
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	94	102
5.060% due 12/15/2010	31,067	33,018
7.000% due 02/25/2028 (a)	516	516
6.750% due 04/30/2030	49	48
7.000% due 05/20/2030 (a)	50,230	57,393
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	2,334	2,257
Capco America Securitization Corp.
5.860% due 12/15/2007	30	32
Cendant Mortgage Corp.
6.417% due 11/18/2028 (a)	4,361	4,390
1.760% due 08/25/2030 (a)	198	199
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	29	29
Chase Mortgage Finance Corp.
6.750% due 03/25/2025 (a)	7,946	7,944
6.750% due 10/25/2028	15,172	15,169
6.500% due 02/25/2029	12,432	12,572
6.068% due 12/25/2029 (a)	2,695	2,714
6.221% due 12/25/2029 (a)	25,459	25,770

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	18

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	$222	$222
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024	9,080	9,150
6.250% due 08/25/2024	75	76
7.250% due 10/25/2027	1,342	1,341
6.750% due 09/25/2028	3,496	3,527
6.500% due 10/25/2028	11,093	11,153
7.000% due 09/25/2030	1,263	1,262
7.000% due 02/25/2031	2,998	2,998
6.500% due 03/25/2031	2,795	2,802
7.000% due 03/25/2031	8,520	8,628
6.000% due 06/25/2032	4,801	4,848
CMC Securities Corp.
7.250% due 11/25/2027	411	410
6.750% due 05/25/2028	684	687
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,178	2,181
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	134	135
8.800% due 04/20/2019	106	107
COMM Mortgage Trust
6.145% due 02/15/2008	8,419	8,989
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	44,805	46,513
Countrywide Funding Corp.
6.625% due 02/25/2024	110	110
6.750% due 03/25/2024	9,551	9,572
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	2,597	2,626
6.750% due 11/25/2028	1,874	1,873
6.500% due 01/25/2029	16,573	16,637
6.500% due 03/25/2029 (a)	14,039	14,036
6.015% due 07/19/2031 (a)	1,157	1,174
6.025% due 03/19/2032	6,771	6,971
5.345% due 09/19/2032 (a)	4,406	4,512
Credit-Based Asset Servicing & Securitization LLC
1.490% due 10/25/2028 (a)	3,824	3,832
1.520% due 09/25/2029 (a)	379	379
1.430% due 02/25/2030 (a)	14,400	14,355
1.450% due 01/25/2032 (a)	25,371	25,404
Crusade Global Trust
1.620% due 02/15/2030 (a)	25,730	25,768
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	3,575	3,575
7.290% due 09/15/2009	335	391
6.000% due 02/25/2017	5,964	6,092
6.000% due 06/25/2017	4,166	4,234
6.750% due 12/27/2028	15,514	16,115
7.500% due 03/25/2031	9,907	10,094
1.710% due 06/25/2031 (a)	9,274	9,314
1.660% due 11/25/2031 (a)	736	738
6.168% due 12/25/2031	16,946	17,258
1.510% due 02/25/2032 (a)	6,732	6,814
1.117% due 03/25/2032 (a)	7,230	7,039
1.271% due 03/25/2032 (a)	1,194	1,186
6.248% due 04/25/2032 (a)	27,607	28,427
1.500% due 05/25/2032 (a)	52,079	52,124
6.000% due 07/25/2032	2,336	2,348
5.500% due 09/25/2032	7,423	7,491
7.500% due 12/25/2032	124	132
6.000% due 01/25/2033	15,010	15,116
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	713	719
3.843% due 08/01/2021 (a)(c)(n)	2,263	2,261
8.000% due 03/25/2022	51	51
4.157% due 12/25/2022 (a)	388	388
6.405% due 03/25/2023 (a)	59	59
5.269% due 03/25/2024 (a)	53	53
4.360% due 05/25/2024 (a)	29	29
6.648% due 10/25/2024 (a)	151	152
1.610% due 06/25/2026 (a)	422	424
6.850% due 12/17/2027	34	34
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	190	192
Fannie Mae
7.000% due 05/25/2006	66	69
6.500% due 08/25/2007	598	602
6.740% due 08/25/2007	425	479
6.270% due 09/25/2007	3,000	3,327
7.000% due 10/25/2007	81	84
6.500% due 12/25/2007	1,870	1,898
6.250% due 01/25/2008	46,880	51,471
6.500% due 05/25/2008	219	228
15.112% due 09/25/2008 (a)	1,100	1,262
4.000% due 02/25/2009	28	28
6.000% due 02/25/2009	942	1,000
6.500% due 02/25/2009	13	14
6.500% due 03/25/2009	44	47
3.000% due 08/25/2009	65,266	66,332
5.000% due 01/25/2012	78	79
6.370% due 02/25/2013	28,500	31,940
6.500% due 04/25/2013	75	78
5.500% due 11/25/2013	175	177
8.000% due 12/25/2016 (a)	62	68
1.600% due 03/25/2017	1,634	1,645
11.000% due 11/25/2017	490	577
9.250% due 04/25/2018	60	68
9.300% due 05/25/2018	243	266
1.612% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	185	210
9.500% due 02/25/2019	537	609
9.500% due 06/25/2019	513	583
9.300% due 08/25/2019 (a)	22	25

19	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

9.000% due 11/25/2019	$462	$520
7.500% due 12/25/2019	6,638	7,284
9.000% due 12/25/2019	1,876	2,112
7.000% due 03/25/2020	364	394
9.500% due 03/25/2020	661	751
7.500% due 05/25/2020	771	844
9.000% due 05/25/2020	257	279
6.000% due 07/25/2020	32	32
9.000% due 09/25/2020	961	1,083
8.000% due 12/25/2020	1,934	1,942
8.750% due 01/25/2021	962	1,079
9.000% due 01/25/2021	1,703	1,917
9.000% due 03/25/2021	167	189
6.500% due 06/25/2021	2,122	2,239
8.000% due 07/25/2021	4,037	4,457
8.500% due 09/25/2021	1,408	1,571
7.000% due 10/25/2021	2,889	3,129
7.750% due 01/25/2022	6,913	7,605
6.250% due 03/25/2022	1,432	1,442
7.000% due 04/25/2022	11,258	11,883
7.375% due 05/25/2022	5,388	5,786
7.500% due 05/25/2022	837	894
7.000% due 06/25/2022	420	451
8.000% due 06/25/2022	3,400	3,774
7.000% due 07/25/2022	2,035	2,211
7.500% due 07/25/2022	400	437
8.000% due 07/25/2022	22,162	24,447
6.500% due 10/25/2022	3,042	3,140
7.800% due 10/25/2022	1,023	1,129
6.500% due 03/25/2023	530	539
7.000% due 03/25/2023	4,736	4,761
6.900% due 05/25/2023	194	204
7.000% due 06/25/2023	905	1,000
6.000% due 08/25/2023	15,533	16,371
7.400% due 09/25/2023	41	41
6.500% due 10/25/2023	10,404	10,601
6.750% due 10/25/2023	727	798
6.500% due 12/25/2023	187	195
5.000% due 01/25/2024	203	212
6.500% due 02/25/2024 (a)	5,150	5,654
6.000% due 06/25/2024	101	101
6.500% due 08/17/2024	17,000	18,562
4.750% due 01/25/2025	48	48
6.000% due 01/25/2025	61	61
1.450% due 02/25/2025 (a)	950	951
7.500% due 11/17/2025 (a)	289	305
6.500% due 05/25/2026	17	17
7.000% due 12/18/2026	16,308	17,421
6.000% due 12/25/2026	170	175
8.500% due 02/17/2027	1,283	1,392
6.000% due 03/25/2027	320	327
5.000% due 04/18/2027	271	277
6.000% due 05/17/2027	5,470	5,894
6.250% due 05/25/2027	1,808	1,810
7.000% due 06/18/2027	684	761
6.500% due 07/18/2027	209	219
7.500% due 08/20/2027	2,022	2,173
5.750% due 12/20/2027	7,235	7,493
7.000% due 12/20/2027	19,924	21,219
6.000% due 02/25/2028	200	210
1.510% due 04/18/2028 (a)	874	877
6.500% due 06/25/2028	4,425	4,610
6.000% due 07/18/2028	10,298	10,718
6.500% due 07/18/2028	67,412	71,232
9.379% due 09/25/2028 (a)	4,538	5,041
6.500% due 10/25/2028	23,212	24,300
6.000% due 12/25/2028	66	67
6.000% due 01/25/2029	13,019	13,202
6.000% due 02/25/2029	11,827	11,961
6.250% due 02/25/2029	3,500	3,674
6.290% due 02/25/2029	500	542
4.900% due 03/25/2029	48,057	49,486
7.500% due 04/25/2029	630	691
6.000% due 07/25/2029	10,383	10,587
6.000% due 08/25/2029	3,302	3,346
6.000% due 04/25/2030	582	598
7.500% due 06/19/2030	150	164
8.500% due 06/25/2030	13,169	15,262
6.500% due 07/25/2030	250	265
1.535% due 08/25/2030 (a)	11,111	11,185
1.485% due 09/25/2030 (a)	535	542
1.560% due 10/18/2030 (a)	7,765	7,810
7.000% due 11/25/2030	15,843	17,099
6.000% due 05/25/2031	38,936	40,312
6.500% due 07/25/2031	14,242	15,463
7.500% due 07/25/2031	590	648
6.500% due 09/25/2031	13,661	14,348
6.500% due 10/03/2031	11,326	12,425
6.500% due 10/25/2031	61,769	64,395
6.000% due 11/25/2031	40,068	40,518
6.500% due 11/25/2031	22,870	24,984
6.000% due 12/25/2031	37,199	37,351
6.500% due 06/25/2032	17,240	18,045
6.000% due 09/25/2032	11,325	11,488
6.500% due 01/01/2033	133,796	142,284
5.500% due 04/25/2033	15,990	14,662
6.390% due 05/25/2036	36,936	37,151
7.416% due 01/17/2037	16,532	18,021
6.500% due 06/17/2038	5,000	5,436
6.300% due 10/17/2038 (a)	19,353	20,568
6.500% due 10/25/2042	146,020	155,283
Federal Home Loan Bank
5.500% due 03/15/2015	21,511	21,941
Federal Housing Administration
8.450% due 07/01/2012 (n)	483	530
6.997% due 09/01/2019	1,917	1,910
7.430% due 01/01/2020 (n)	2,265	2,262
7.430% due 08/01/2020	393	392
7.430% due 12/01/2023	2,476	2,490
7.675% due 09/01/2030 (n)	5,776	6,472

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	20

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.125% due 12/01/2035 (n)	$6,572	$6,775
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,231
7.130% due 05/18/2026	9,318	9,061
7.270% due 09/18/2027	273	274
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)(n)	275	260
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	45	46
6.750% due 02/25/2031	11,760	11,758
6.250% due 01/25/2032	28,921	29,905
First Interstate Bancorp
8.875% due 01/01/2009 (c)(n)	69	70
9.125% due 01/01/2009 (a)(c)(n)	4	4
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,683
8.000% due 10/25/2030	169	169
6.750% due 08/21/2031	58,400	60,567
8.500% due 08/25/2031	332	346
1.710% due 09/25/2031 (a)	888	892
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	9,725	9,739
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	159	160
Freddie Mac
6.750% due 10/15/2003 (a)	264	264
7.000% due 10/15/2003	38	38
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	187	191
7.500% due 04/01/2007	3	3
7.750% due 04/01/2007	1	1
8.000% due 10/01/2007	11	12
6.250% due 10/15/2007	1,762	1,787
6.500% due 09/15/2008	86	89
6.000% due 11/15/2008 (a)	147	155
6.200% due 12/15/2008	4,434	4,679
8.500% due 03/01/2009	53	57
6.000% due 03/15/2009	238	251
7.000% due 06/01/2010	4	5
6.000% due 11/15/2014	1,100	1,126
6.500% due 12/15/2014	570	583
6.000% due 06/15/2015	1,043	1,051
10.100% due 09/01/2016	211	237
5.000% due 09/15/2016	53,521	55,820
5.000% due 11/15/2016	86,471	90,143
10.000% due 11/15/2019	31	31
9.000% due 09/15/2020	19	19
7.000% due 10/15/2020	116	116
8.900% due 11/15/2020	4,058	4,063
9.500% due 11/15/2020	889	891
6.000% due 12/15/2020	68	68
7.000% due 12/15/2020	55	56
8.750% due 12/15/2020	389	389
9.000% due 12/15/2020	822	827
9.500% due 01/15/2021	655	656
8.000% due 04/15/2021 (a)	25	25
8.500% due 06/15/2021 (a)	7,301	7,492
6.950% due 07/15/2021	131	131
9.000% due 07/15/2021	789	835
6.950% due 08/15/2021	40	40
9.500% due 08/15/2021	501	503
4.500% due 09/15/2021	89	89
6.500% due 09/15/2021	273	273
7.000% due 09/15/2021	36	37
8.000% due 12/15/2021	5,698	5,977
8.250% due 06/15/2022	1,172	1,246
6.650% due 07/15/2022	105	106
7.000% due 07/15/2022	3,403	3,598
8.500% due 10/15/2022	1,899	1,931
6.000% due 11/15/2022	209	212
6.250% due 11/15/2022	200	207
6.500% due 11/15/2022	100	103
7.000% due 12/15/2022	9,788	9,978
7.500% due 01/15/2023	13,391	14,304
6.500% due 02/15/2023	701	715
6.250% due 04/15/2023	388	401
7.500% due 05/01/2023	219	236
7.000% due 07/15/2023	2,353	2,553
7.500% due 07/15/2023 (a)	238	243
6.500% due 08/15/2023	187	202
3.840% due 10/25/2023 (a)	3,467	3,579
7.410% due 10/25/2023 (a)	693	757
6.500% due 11/15/2023	6,607	6,655
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	119
6.500% due 03/15/2024	387	393
7.499% due 03/15/2024	1,409	1,410
8.000% due 04/25/2024	167	179
8.500% due 08/01/2024	414	452
6.500% due 09/15/2024	14	14
8.000% due 09/15/2024	15,609	17,029
8.500% due 11/01/2024	171	186
6.000% due 11/15/2024	91	92
6.000% due 12/15/2024	138	139
5.750% due 01/15/2025	185	187
5.000% due 03/15/2025	25,075	25,265
5.750% due 06/15/2025	100	102
6.500% due 03/15/2026	14	14
6.000% due 08/15/2026	601	606
4.362% due 10/01/2026 (a)	1,041	1,077
6.000% due 11/15/2026	550	566
6.250% due 11/15/2026	490	497
6.000% due 02/15/2027	156	160
6.000% due 03/15/2027	8,307	8,383
6.500% due 03/15/2027	9,766	9,799
7.500% due 03/17/2027	10,044	10,716
3.515% due 05/01/2027 (a)	67	70
5.500% due 06/15/2027	150	156
6.500% due 06/15/2027	12,279	13,094
7.500% due 06/20/2027	31,500	33,796

21	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.000% due 07/15/2027	$100	$102
6.500% due 08/15/2027	19,185	20,640
6.500% due 09/15/2027	52,022	52,977
6.500% due 10/15/2027	20,005	21,433
6.000% due 11/15/2027	665	695
5.750% due 01/15/2028	19	19
6.000% due 01/15/2028	212	215
6.500% due 01/25/2028	8,691	9,251
6.250% due 03/15/2028	10,000	10,658
6.000% due 04/15/2028	71,006	71,702
6.500% due 04/15/2028	162,908	173,016
6.500% due 05/15/2028	55,454	57,985
5.950% due 06/15/2028	31,031	31,400
6.500% due 06/15/2028	74,080	79,586
6.500% due 06/20/2028	28,108	30,238
6.500% due 07/15/2028	114,666	121,350
6.100% due 08/15/2028	2	2
6.500% due 08/15/2028	446,567	474,797
7.000% due 11/15/2028	8,379	8,931
6.000% due 12/01/2028	813	843
6.000% due 12/15/2028	53,731	55,579
6.250% due 12/15/2028	2,006	2,118
6.500% due 12/15/2028	8,526	9,093
6.000% due 01/15/2029	49,994	51,403
6.500% due 01/15/2029	28,380	30,239
6.000% due 02/15/2029 (a)	4,611	4,800
6.500% due 03/15/2029 (a)	58,753	61,857
6.500% due 04/15/2029	15,561	16,538
8.000% due 09/15/2029	9,566	10,889
1.460% due 12/15/2029 (a)	228	230
7.500% due 01/15/2030	8,109	8,814
7.250% due 05/15/2030	1,033	1,068
6.500% due 06/15/2030	10,962	11,229
7.500% due 07/15/2030	758	804
7.000% due 08/15/2030	9,585	10,124
7.500% due 08/15/2030	27,097	29,302
1.610% due 09/15/2030 (a)	1,323	1,330
7.000% due 09/15/2030 (a)	34,109	36,174
7.000% due 10/15/2030	22,487	23,880
7.500% due 10/15/2030	33,803	36,116
1.560% due 11/15/2030 (a)	230	232
6.500% due 04/15/2031	12,274	12,894
5.500% due 05/15/2031	880	897
6.000% due 06/15/2031	10,012	10,150
5.500% due 07/15/2031	12,787	13,054
6.500% due 08/15/2031	18,341	20,007
6.000% due 12/15/2031	10,769	11,380
6.500% due 02/15/2032	19,269	21,046
6.500% due 06/15/2032	18,336	19,797
3.500% due 07/15/2032	207	209
6.500% due 07/15/2032	10,728	11,628
4.076% due 08/15/2032 (a)	15,569	16,208
6.000% due 08/15/2032	23,516	23,755
6.000% due 09/15/2032	6,761	6,875
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	1,001	989
GE Capital Mortgage Services, Inc.
6.500% due 05/25/2029	5,764	5,762
General Electric Capital Mortgage Services, Inc.
6.000% due 02/25/2024	6,081	6,159
6.350% due 05/25/2029	1,434	1,434
6.750% due 05/25/2029	8,892	8,890
6.500% due 07/25/2029 (a)	71,874	72,185
7.000% due 09/25/2029	7,227	7,225
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	269
6.150% due 11/15/2007	115	122
6.974% due 05/15/2008	20,718	22,913
8.950% due 08/20/2017	213	237
6.570% due 09/15/2033	27,297	29,746
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)(n)	5,631	6,094
Government Lease Trust
6.390% due 05/18/2007	10,000	10,982
4.000% due 05/18/2011	35,750	34,363
6.480% due 05/18/2011	14,000	15,782
Government National Mortgage Association
8.000% due 06/20/2025	57	62
7.000% due 10/20/2025 (a)	7,000	7,175
1.660% due 12/16/2025 (a)	611	615
6.750% due 05/16/2026	237	247
7.500% due 07/16/2027	22,655	24,329
6.500% due 04/20/2028	14,054	15,176
6.500% due 06/20/2028	44,048	46,761
6.750% due 06/20/2028	26,752	28,684
7.250% due 07/16/2028	30	32
6.500% due 07/20/2028	74,982	80,091
6.500% due 09/20/2028	48,973	52,304
4.500% due 11/16/2028	18,670	18,015
4.500% due 12/20/2028	12,272	11,864
6.500% due 01/20/2029 (a)	33,468	35,524
7.000% due 02/16/2029	6,815	7,423
6.500% due 03/20/2029 (a)	16,259	17,431
6.000% due 05/20/2029	12,832	13,722
7.500% due 11/20/2029	2,762	3,024
7.000% due 01/16/2030	7,868	8,497
1.610% due 02/16/2030 (a)	13,786	13,884
1.710% due 02/16/2030 (a)	12,162	12,273
1.760% due 02/16/2030 (a)	6,384	6,448
7.500% due 02/20/2030	25,861	28,091
1.510% due 06/20/2030 (a)	1,442	1,448
7.500% due 08/20/2030	13,269	14,024
1.610% due 09/20/2030 (a)	1,881	1,891
7.500% due 09/20/2030	6,180	6,678
1.560% due 10/16/2030 (a)	7,152	7,192
7.000% due 10/16/2030	30,508	32,045
6.500% due 03/20/2031	6,980	7,481
6.000% due 06/16/2032	19,206	20,655
6.000% due 07/20/2032	9,168	9,409

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	22

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.750% due 10/16/2040	$28,658	$30,873
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,424
6.624% due 05/03/2018 (a)	55,900	63,159
6.044% due 08/15/2018 (a)(n)	20,511	22,250
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	4,210	4,214
6.000% due 03/25/2032	2,692	2,760
G-Wing Ltd.
3.770% due 05/06/2004 (a)	32,892	32,645
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	4,194	4,200
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	31	31
Home Savings of America
8.464% due 08/01/2006 (a)(n)	6	6
4.014% due 05/25/2027 (a)	929	926
Impac CMB Trust
1.455% due 12/15/2030 (a)	15,664	15,707
1.390% due 11/25/2031 (a)	12,199	12,219
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	20,874	21,581
Imperial Savings Association
8.208% due 01/25/2017 (a)	20	20
8.847% due 07/25/2017 (a)	55	55
Independent National Mortgage Corp.
2.710% due 07/25/2025 (a)	284	284
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031 (a)	3,740	3,842
6.527% due 01/25/2032 (a)	22,639	23,093
6.596% due 01/25/2032 (a)	4,427	4,501
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (n)	124	132
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,836
7.069% due 09/15/2029	24	25
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	1	1
LB Mortgage Trust
8.399% due 01/20/2017 (a)(n)	50,221	55,987
Lehman Large Loan Trust
6.790% due 06/12/2004	19	19
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032	25,393	26,076
Mellon Residential Funding Corp.
6.110% due 01/25/2029	6,267	6,317
4.214% due 07/25/2029 (a)	20,374	20,491
1.600% due 10/20/2029 (a)	30,358	30,431
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	797	806
6.888% due 06/15/2021 (a)	2,997	3,238
7.148% due 06/15/2021 (a)	2,812	3,049
7.695% due 06/15/2021 (a)	624	680
1.410% due 01/20/2030 (a)	548	549
5.650% due 12/15/2030	2,270	2,354
MLCC Mortgage Investors, Inc.
1.360% due 09/15/2026 (a)	9,957	9,948
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005	28	28
6.190% due 01/15/2007	7,931	8,251
6.170% due 10/03/2008	750	833
6.160% due 04/03/2009 (a)	9,580	10,347
7.460% due 02/15/2020	1,041	1,041
6.220% due 06/01/2030	30	32
6.590% due 10/03/2030 (a)	2,387	2,448
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	565
7.008% due 09/20/2006	13,111	14,279
6.001% due 11/18/2031	46	49
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	3,834	3,875
6.500% due 07/25/2028	10,459	10,593
6.250% due 10/25/2028	4,345	4,441
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,146
1.470% due 04/10/2007 (a)	8,512	8,519
6.888% due 05/10/2007	420	472
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	10,334	10,879
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	510
Norwest Asset Securities Corp.
6.500% due 02/25/2029	30,507	30,500
6.200% due 04/25/2029 (a)	23,548	23,529
6.500% due 04/25/2029	13,979	13,976
6.500% due 06/25/2029 (a)	32,119	32,223
6.500% due 10/25/2029	1,377	1,382
7.000% due 11/25/2029	6,660	6,681
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	774	777
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	183	185
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	3,371	3,368
PHH Mortgage Services Corp.
7.142% due 11/18/2027 (a)	204	214
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	563	562
6.750% due 12/25/2027	3,935	3,930
6.925% due 02/25/2028	229	229
7.000% due 02/25/2028	2,773	2,773
7.000% due 05/25/2028	300	304
6.750% due 07/25/2028	959	979
6.750% due 09/25/2028	1,123	1,147
6.750% due 10/25/2028	5,347	5,426
6.750% due 12/25/2028	8,549	8,765
6.250% due 01/25/2029	6,062	6,148
6.500% due 01/25/2029	396	402
6.300% due 03/25/2029	9,955	10,233
6.200% due 06/25/2029 (a)	7,907	8,100

23	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 06/25/2029 (a)	$48,393	$49,779
7.000% due 06/25/2030	6,698	6,878
1.560% due 12/25/2030 (a)	790	791
7.500% due 02/25/2031	787	787
7.375% due 05/25/2040 (a)	124	126
PNC Mortgage Trust
8.250% due 03/25/2030	6,197	6,330
Prudential Home Mortgage Securities
7.400% due 11/25/2007	216	216
7.500% due 03/25/2008	1,518	1,549
6.500% due 07/25/2008	3,715	3,712
6.950% due 11/25/2022	130	130
6.500% due 01/25/2024	5	5
6.250% due 04/25/2024	14,672	15,049
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	5,651	6,051
Prudential-Bache Trust
8.400% due 03/20/2021	2,706	2,788
Regal Trust IV
3.630% due 09/29/2031 (a)(n)	8,090	7,591
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	6	6
6.750% due 06/19/2028	9,713	9,781
6.500% due 04/19/2029	1,633	1,648
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	2,197	2,196
7.000% due 02/25/2028	13,178	13,365
6.500% due 12/25/2028	131	133
6.500% due 05/25/2029	1,782	1,819
Residential Asset Securitization Trust
5.180% due 01/25/2027	62	62
7.000% due 01/25/2028	4,236	4,234
6.750% due 03/25/2028	10,761	10,749
6.500% due 12/25/2028	306	308
6.750% due 03/25/2029	28	28
7.875% due 01/25/2030	157	161
8.000% due 02/25/2030	1,233	1,247
1.810% due 09/25/2030 (a)	2,070	2,077
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	166	170
8.000% due 01/25/2023	173	173
8.000% due 02/25/2023	235	235
7.500% due 12/25/2025	244	243
7.500% due 04/25/2027	311	311
7.250% due 08/25/2027	47	47
7.250% due 10/25/2027	1,789	1,787
7.000% due 11/25/2027	1,249	1,247
6.750% due 02/25/2028	1,855	1,854
6.750% due 06/25/2028	11,835	11,830
6.750% due 07/25/2028	4,613	4,611
6.750% due 08/25/2028	12,170	12,165
6.750% due 09/25/2028	19,140	19,136
6.500% due 10/25/2028	12,170	12,167
6.250% due 11/25/2028	1,201	1,200
6.500% due 12/25/2028	13,087	13,129
6.500% due 01/25/2029	64,031	64,934
6.500% due 03/25/2029	27,960	28,232
6.500% due 05/25/2029	11,964	12,010
6.500% due 06/25/2029 (a)	3,531	3,565
6.750% due 07/25/2029 (a)	17,447	17,548
7.000% due 10/25/2029	8,325	8,321
7.500% due 12/25/2030	300	300
6.339% due 06/25/2031 (a)	1,324	1,323
6.500% due 03/25/2032	4,662	4,739
5.634% due 09/25/2032 (a)	57,372	58,241
6.000% due 09/25/2032	1,937	1,966
6.250% due 09/25/2032	4,150	4,160
Resolution Trust Corp.
4.834% due 05/25/2029 (a)	1,049	1,048
6.133% due 05/25/2029 (a)(n)	1,225	1,199
7.551% due 05/25/2029 (a)	724	723
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	1,368	1,440
Ryland Acceptance Corp.
11.500% due 12/25/2016	28	29
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
4.398% due 08/25/2022 (a)	637	643
SACO I, Inc.
7.635% due 07/25/2030 (a)	291	292
1.500% due 10/25/2030 (a)(n)	2,414	2,402
1.540% due 09/25/2040 (a)	50	50
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(n)	108	106
3.936% due 10/25/2023 (a)	39	38
6.103% due 03/25/2024 (a)	92	92
5.645% due 07/01/2024 (a)	854	852
7.204% due 09/25/2024 (a)	92	92
6.113% due 10/25/2024 (a)	65	65
1.610% due 11/25/2024	837	831
6.236% due 11/25/2024 (a)	143	142
1.450% due 04/25/2029 (a)	166	165
1.490% due 04/25/2029 (a)	272	273
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	764	772
Sears Mortgage Securities
12.000% due 02/25/2014	246	247
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	108	108
4.551% due 10/25/2023 (a)	106	106
4.231% due 11/26/2023 (a)	343	343
Sequoia Mortgage Trust
2.160% due 10/25/2024 (a)	33,636	33,884
1.460% due 10/19/2026	2,163	2,200
1.680% due 06/20/2032 (a)	1,228	1,221
1.450% due 07/20/2033 (a)	976	970
Small Business Administration
7.540% due 08/10/2009	63,399	70,933
7.640% due 03/10/2010	52,281	58,616
7.452% due 09/01/2010	30,524	34,011

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	24

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.340% due 03/01/2021	$27,825	$30,509
5.130% due 09/01/2023 (n)	9,272	9,510
Structured Asset Mortgage Investments, Inc.
5.191% due 05/25/2022 (n)	6,353	6,247
6.872% due 06/25/2028 (a)	1,238	1,267
6.250% due 11/25/2028	14,321	14,476
6.502% due 06/25/2029 (a)	5,106	5,135
7.121% due 02/25/2030 (a)	488	498
6.750% due 05/02/2030 (n)	11,586	12,147
7.260% due 04/25/2032	10,873	11,213
1.440% due 09/19/2032 (a)	112,556	112,129
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,137	9,105
Structured Asset Securities Corp.
7.000% due 02/25/2016	4,008	4,059
7.500% due 07/25/2016	9,613	9,879
1.410% due 10/25/2027 (a)	647	647
7.000% due 12/25/2027 (a)	1,244	1,243
7.750% due 02/25/2028	27	27
6.750% due 07/25/2029	568	569
1.710% due 11/25/2030 (a)	1,229	1,228
1.560% due 05/25/2031 (a)	759	760
5.800% due 09/25/2031	6,331	6,390
6.500% due 09/25/2031 (a)	34,532	35,170
6.600% due 12/25/2031	2,315	2,343
6.250% due 01/25/2032	81,288	83,613
1.400% due 02/25/2032 (a)	83,911	83,763
6.143% due 02/25/2032 (a)	33,226	34,278
2.887% due 05/25/2032 (a)	2,222	2,233
1.852% due 07/25/2032 (a)	871	878
6.150% due 07/25/2032 (a)	46,648	47,490
6.000% due 09/25/2032	65	66
5.500% due 10/25/2032	4,923	5,014
5.450% due 03/25/2033 (a)	31,468	31,566
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	46	47
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	49,095	48,334
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	6,921	6,927
Torrens Trust
1.366% due 07/15/2031 (a)	14,636	14,658
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,283
6.800% due 01/25/2028	15,000	15,727
United Mortgage Securities Corp.
4.294% due 06/25/2032 (a)	9,705	9,721
4.967% due 09/25/2033 (a)	498	504
Vendee Mortgage Trust
6.500% due 05/15/2020	21,716	22,406
6.500% due 09/15/2024	23,603	25,018
6.823% due 01/15/2030 (a)	9,076	9,444
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,294	1,294
5.530% due 07/25/2032 (a)	5,374	5,521
5.207% due 10/25/2032 (a)	92,869	94,346
5.750% due 12/25/2032	144	146
5.060% due 05/25/2033 (a)	17,135	17,600
6.018% due 10/19/2039 (a)	678	677
6.252% due 10/19/2039 (a)	28,385	28,465
6.393% due 10/19/2039	45,323	45,320
3.247% due 12/25/2040 (a)	17,286	17,230
3.956% due 01/25/2041 (a)	24,899	24,851
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	279	283
7.000% due 03/25/2031	582	582
6.431% due 10/25/2031 (a)	3,071	3,082
6.561% due 10/25/2031 (a)	363	364
6.573% due 10/25/2031 (a)	3,142	3,142
5.943% due 01/25/2032	5,752	5,737
6.029% due 01/25/2032 (a)	7,800	7,798
5.107% due 09/25/2032 (a)	29,787	30,081
5.000% due 01/25/2033	164	164
5.500% due 01/25/2033	468	472

		7,861,493

Fannie Mae 24.7%
2.839% due 10/01/2040 (a)	7,695	7,816
2.849% due 10/01/2030 - 09/01/2040 (a)(e)	10,163	10,318
2.948% due 10/01/2030 - 10/01/2040 (a)(e)	13,942	14,155
3.091% due 02/01/2020	58	59
3.298% due 11/01/2023 (a)	74	76
3.372% due 09/01/2022 (a)	382	389
3.401% due 09/01/2017 (a)	2,333	2,337
3.460% due 05/01/2022 - 03/01/2033 (a)(e)	585	593
3.468% due 09/01/2024 (a)	637	645
3.492% due 04/01/2027 (a)	31	32
3.500% due 10/01/2023 (a)	135	139
3.522% due 05/01/2023 (a)	348	360
3.581% due 09/01/2022 (a)	344	350
3.642% due 05/01/2024 (a)	872	906
3.700% due 11/01/2024	6,996	7,099
3.713% due 06/01/2024 (a)	250	257
3.789% due 10/01/2024 (a)	134	139
3.838% due 05/01/2025 (a)	991	1,027
3.853% due 07/01/2024 (a)	1,880	1,944
3.887% due 08/01/2025	3,204	3,263
3.915% due 04/01/2024	1,404	1,424
3.922% due 11/01/2025 (a)	1,390	1,432
3.942% due 08/01/2027 (a)	9,074	9,285
4.000% due 08/01/2018	995	981
4.028% due 05/01/2026 (a)	165	171
4.043% due 08/01/2026 (a)	583	604
4.094% due 01/01/2026 (a)	315	327
4.098% due 12/01/2023 (a)	412	422
4.130% due 06/01/2023 (a)	486	496
4.156% due 03/01/2025 (a)	2,683	2,774

25	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

4.189% due 11/01/2025 (a)	$672	$694
4.199% due 11/01/2025 - 04/01/2027 (a)(e)	858	885
4.200% due 12/01/2023 (a)	325	334
4.243% due 03/01/2026 (a)	272	278
4.258% due 10/01/2027 (a)	1,516	1,570
4.262% due 01/01/2024 (a)	262	269
4.266% due 11/01/2025 (a)	135	139
4.300% due 09/01/2025 (a)	428	442
4.315% due 01/01/2024 (a)	263	269
4.330% due 02/01/2026 (a)	174	179
4.348% due 01/01/2024 (a)	413	425
4.357% due 09/01/2023 (a)	860	892
4.366% due 12/01/2023 (a)	56	57
4.372% due 10/01/2024 (a)	282	293
4.373% due 11/01/2023 (a)	352	361
4.416% due 01/01/2018 (a)	696	715
4.454% due 09/01/2024 (a)	908	938
4.482% due 10/01/2023 (a)	81	83
4.486% due 02/01/2028 (a)	98	100
4.500% due 05/01/2018	94	95
4.597% due 12/01/2023 (a)	298	305
4.608% due 04/01/2026 (a)	325	334
4.617% due 12/01/2027 (a)	1,880	1,945
4.632% due 02/01/2028 (a)	247	253
4.710% due 11/01/2023 (a)	38	39
4.894% due 05/01/2030 (a)	79	82
4.918% due 08/01/2023 (a)	141	142
5.000% due 02/01/2013 - 06/01/2033 (e)(n)	2,861,529	2,933,546
5.086% due 10/01/2024 (a)	46	47
5.092% due 02/01/2033	218	226
5.350% due 09/01/2027 (a)	157	163
5.500% due 03/01/2006 - 04/01/2033 (a)(e)	2,322,126	2,405,260
5.570% due 07/01/2019 (a)	285	295
5.936% due 12/01/2031	5,494	6,060
6.000% due 11/01/2003 - 10/15/2033 (e)	12,047,378	12,463,961
6.048% due 01/01/2011	146	166
6.090% due 12/01/2008	47	52
6.133% due 09/01/2029 (a)	114	117
6.150% due 08/01/2027 (a)	439	453
6.210% due 08/01/2010	49,070	54,984
6.255% due 09/01/2013	64,000	71,737
6.271% due 05/01/2023 (a)	833	854
6.420% due 12/01/2007	150	167
6.500% due 11/01/2003 - 01/01/2033 (e)	40,473	42,261
6.530% due 10/01/2013	4,174	4,677
6.550% due 01/01/2008	901	1,006
6.555% due 08/01/2028	2,164	2,313
6.730% due 11/01/2007	1,080	1,210
6.900% due 06/01/2007	337	371
6.982% due 06/01/2007	395	437
7.000% due 10/01/2003 - 06/01/2032 (a)(e)	13,702	14,446
7.040% due 03/01/2007	51	57
7.250% due 01/01/2008 - 01/01/2023 (e)	5,162	5,493
7.347% due 10/01/2009	484	559
7.364% due 06/01/2030 (a)	2,780	2,870
7.460% due 08/01/2029	3,840	4,343
7.500% due 10/01/2010 - 03/01/2032 (a)(e)	7,634	8,441
7.750% due 06/01/2009	91	97
7.780% due 01/01/2018	2,179	2,636
7.850% due 07/01/2018	6,477	7,845
7.920% due 03/01/2018	2,687	3,287
7.980% due 05/01/2030	6,534	6,960
8.000% due 12/01/2007 - 06/01/2032 (e)	6,975	7,525
8.060% due 04/01/2030	1,816	1,915
8.080% due 04/01/2030	995	1,050
8.250% due 10/01/2008 - 03/01/2030 (e)	1,877	2,264
8.490% due 06/01/2025	959	1,029
8.500% due 11/01/2004 - 10/01/2032 (e)	22,485	24,261
9.000% due 10/01/2004 - 12/01/2027 (e)	2,687	2,941
9.500% due 12/01/2006 - 07/01/2026 (e)	3,456	3,817
9.750% due 11/01/2008	6	6
10.000% due 02/01/2005 - 05/01/2022 (e)	608	684
10.500% due 11/01/2013 - 04/01/2022 (e)	211	236
11.000% due 11/01/2013 - 11/01/2020 (e)	121	138
11.500% due 08/20/2016 - 11/01/2019 (e)	31	36
12.000% due 05/01/2016	4	4
12.500% due 10/01/2015	16	19
13.250% due 09/01/2011	7	8
14.500% due 01/01/2013	3	3
14.750% due 08/01/2012	90	109
15.000% due 10/01/2012 (a)	154	185
15.500% due 10/01/2012 - 12/01/2012 (e)	9	10
15.750% due 12/01/2011 - 08/01/2012 (e)	60	73
16.000% due 09/01/2012	66	79

		18,175,727

Federal Housing Administration 0.4%
4.918% due 11/01/2019	111	111
6.755% due 03/01/2041	16,005	16,764
6.780% due 07/25/2040	7,533	8,153
6.790% due 05/01/2039	10,662	10,023

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	26

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.830% due 12/01/2039 (n)	$3,432	$3,901
6.875% due 11/01/2015	2,636	2,647
6.880% due 10/01/2040 - 02/01/2041 (e)	21,437	22,547
6.896% due 07/01/2020	15,892	15,822
6.900% due 12/01/2040	22,594	23,654
6.930% due 07/01/2014 - 01/01/2036 (e)(n)	7,054	7,548
6.960% due 05/01/2016	6,694	6,661
7.050% due 03/25/2040	86	92
7.110% due 05/01/2019	3,364	3,355
7.125% due 03/01/2034	4,313	4,456
7.211% due 12/01/2021	1,040	1,037
7.250% due 06/01/2040	8,185	9,220
7.310% due 06/01/2041	23,407	24,752
7.315% due 08/01/2019	17,087	17,049
7.350% due 11/01/2020	3,070	3,062
7.375% due 02/01/2018 - 02/01/2022 (e)	4,881	4,873
7.400% due 01/25/2020 - 02/01/2021 (e)	10,937	10,944
7.430% due 12/01/2016 - 06/25/2024 (e)	63,999	63,925
7.450% due 05/01/2021 - 10/01/2023 (e)	7,687	7,701
7.460% due 01/01/2023	1,218	1,220
7.465% due 11/01/2019	12,460	12,491
7.500% due 03/01/2032	3,318	3,329
7.580% due 12/01/2040	7,350	7,863
7.630% due 08/01/2041	17,615	16,849
7.650% due 11/01/2018	122	118
7.780% due 11/01/2040	7,347	8,108
8.250% due 01/01/2041	4,683	4,854
8.375% due 02/01/2012	309	294

		323,423

Freddie Mac 3.4%
1.510% due 06/15/2031 (a)	4,773	4,815
2.750% due 06/01/2017 (a)	9	9
2.875% due 04/01/2017 (a)	16	16
3.348% due 07/01/2022 (a)	351	364
3.481% due 10/01/2023 (a)	73	74
3.500% due 08/01/2024 (a)	109	113
3.719% due 08/01/2023 (a)	301	312
3.777% due 09/01/2023 (a)	1,561	1,614
3.849% due 03/01/2024	711	733
3.873% due 04/01/2023 (a)	102	104
3.928% due 11/01/2026 (a)	2,459	2,549
3.943% due 07/01/2025 (a)	2,950	3,052
3.972% due 07/01/2023 (a)	775	794
3.975% due 09/01/2023 (a)	2,976	3,082
3.982% due 10/01/2023 (a)	458	463
3.985% due 05/01/2023 (a)	436	445
3.997% due 05/01/2023 (a)	335	346
4.080% due 09/01/2028	18	19
4.172% due 12/01/2022 (a)	86	88
4.250% due 01/01/2019 (a)	2	2
4.283% due 06/01/2024 (a)	1,234	1,279
4.295% due 04/01/2024 (a)	2,573	2,662
4.316% due 06/01/2022 (a)	184	190
4.331% due 01/01/2028 (a)	49	51
4.350% due 08/01/2023 (a)	3,286	3,394
4.365% due 11/01/2023 (a)	33	34
4.368% due 07/01/2027 (a)	74	77
4.372% due 10/01/2023 - 04/01/2029 (a)(e)	690	714
4.374% due 05/01/2023 (a)	320	330
4.385% due 10/01/2023 (a)	659	682
4.397% due 08/01/2023 (a)	113	117
4.401% due 09/01/2023 (a)	464	480
4.424% due 08/01/2023 (a)	3	3
4.461% due 01/01/2024 (a)	140	145
4.484% due 06/01/2024 (a)	510	530
4.498% due 07/01/2024 (a)	593	614
4.505% due 08/01/2023 (a)	2,026	2,095
4.523% due 07/01/2023 (a)	171	178
4.572% due 10/01/2023 (a)	435	451
4.621% due 01/01/2024 (a)	140	145
4.635% due 12/01/2023 (a)	384	397
4.825% due 12/01/2026 (a)	2,254	2,301
4.830% due 06/01/2022 (a)	437	452
5.000% due 02/01/2007 - 10/20/2018 (e)	315,356	322,945
5.500% due 10/01/2008 - 10/15/2033 (a)(e)	4,444	4,578
5.738% due 07/01/2032	61	63
5.875% due 09/01/2018 (a)	305	311
6.000% due 01/01/2011 - 10/15/2033 (e)	1,797,100	1,859,661
6.032% due 11/01/2028 (a)	5,393	5,579
6.500% due 05/01/2005 - 10/15/2033 (a)(e)(n)	203,184	212,313
6.775% due 11/01/2003 (n)	17	17
7.000% due 11/01/2003 - 03/01/2032 (e)	55,258	58,603
7.250% due 11/01/2008	34	36
7.271% due 09/01/2027 (a)	624	644
7.500% due 11/01/2003 - 10/01/2030 (e)	1,363	1,449
7.645% due 05/01/2025	3,524	4,226
7.826% due 07/01/2030 (a)	7,613	7,882
8.000% due 10/01/2003 - 09/01/2024 (e)	1,365	1,457
8.250% due 08/01/2007 - 12/01/2009 (e)	66	70
8.500% due 04/01/2004 - 06/01/2030 (e)	1,443	1,568
8.750% due 04/01/2009 - 12/01/2010 (e)	17	19

27	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

9.000% due 07/01/2004 - 07/01/2030 (e)	$367	$397
9.250% due 10/01/2009 - 11/01/2013 (e)	6	7
9.500% due 09/01/2004 - 12/01/2022 (a)(e)	450	499
9.750% due 11/01/2004 - 11/01/2008 (e)	3	4
10.000% due 06/01/2004 - 03/01/2021 (e)	320	353
10.250% due 04/01/2009 - 07/01/2009 (e)	410	452
10.500% due 10/01/2017 - 01/01/2021 (e)	133	152
10.750% due 09/01/2009 - 12/01/2015 (a)(e)	170	188
11.000% due 04/01/2010 - 05/01/2020 (e)	292	327
11.250% due 10/01/2009 - 09/01/2015 (e)	10	12
11.500% due 01/01/2018	23	26
12.500% due 12/01/2012 (a)	8	9
13.250% due 10/01/2013	71	83
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011 - 11/01/2011 (e)	7	8
16.250% due 05/01/2011	1	2

		2,520,266

Government National Mortgage Association 1.5%
3.500% due 02/20/2032 (a)	10,460	10,510
4.000% due 02/20/2016 - 11/20/2032 (a)(e)	40,632	41,207
4.250% due 01/20/2028 - 03/20/2030 (a)(e)	41,253	42,108
4.375% due 02/20/2018 - 03/20/2028 (a)(e)	100,398	102,723
4.500% due 05/20/2028 - 05/20/2030 (a)(e)	38,784	39,227
5.000% due 04/20/2028 - 09/15/2033 (a)(e)	44,311	45,181
5.375% due 05/20/2017 - 05/20/2028 (a)(e)	123,240	126,336
5.500% due 02/15/2033 - 06/15/2033 (e)	2,981	3,060
5.625% due 12/20/2015 - 12/20/2027 (a)(e)	97,483	101,445
5.650% due 10/15/2012	8	9
5.750% due 08/20/2020 - 09/20/2027 (a)(e)	132,555	135,514
5.875% due 04/20/2023 (a)	51	52
6.000% due 10/15/2008 - 02/15/2033 (a)(e)	37,866	39,760
6.250% due 08/20/2027 (a)	9	9
6.500% due 10/15/2008 - 09/15/2040 (a)(e)	257,814	272,636
6.625% due 01/15/2040	9,453	10,644
6.670% due 08/15/2040	946	1,072
6.750% due 07/15/2031 (n)	1,444	1,570
6.800% due 05/15/2040	2,949	3,364
6.875% due 02/15/2040	982	1,122
7.000% due 11/15/2007 - 08/15/2042 (a)(e)	31,598	35,672
7.250% due 12/15/2022	574	612
7.500% due 04/15/2007 - 11/15/2042 (e)(n)	26,497	29,859
7.700% due 06/15/2031	6,688	7,747
8.000% due 08/15/2005 - 05/20/2031 (a)(e)	4,803	5,184
8.250% due 08/15/2004 - 05/15/2022 (e)	458	502
8.500% due 03/20/2006 - 04/15/2031 (e)	3,517	3,820
8.750% due 03/15/2007 - 07/15/2007 (e)	39	42
9.000% due 06/15/2006 - 08/15/2030 (a)(e)	2,887	3,194
9.250% due 03/15/2005 - 12/20/2016 (e)	31	34
9.500% due 04/15/2005 - 07/15/2025 (a)(e)	2,378	2,633
9.750% due 07/15/2004	8	8
10.000% due 08/20/2004 - 02/15/2025 (e)	1,971	2,234
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004 - 09/15/2021 (a)(e)	234	265
11.000% due 05/15/2004 - 04/20/2019 (e)	114	126
11.500% due 04/15/2013 - 10/15/2015 (e)	57	66
12.000% due 11/15/2012 - 05/15/2016 (e)	205	236
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	14
13.500% due 10/15/2012 - 09/15/2014 (e)	51	61
15.000% due 08/15/2011 - 11/15/2012 (a)(e)	125	150
16.000% due 11/15/2011 - 05/15/2012 (a)(e)	102	124
17.000% due 11/15/2011 - 12/15/2011 (e)	41	50

		1,070,196

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	8,000	120
5.500% due 06/25/2032	1,100	75

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	28

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 09/25/2008	$199	$21
6.500% due 10/25/2022	17	1
6.500% due 01/25/2023	1,228	34
7.475% due 02/25/2023 (a)	4,527	356
8.000% due 08/18/2027	55	10
22.425% due 09/25/2008	2	41
903.213% due 08/25/2021	1	28
1000.000% due 04/25/2022	1	20
Fannie Mae (PO)
0.000% due 09/01/2007	223	216
0.000% due 04/25/2018	7	6
0.000% due 01/25/2019	12	11
0.000% due 10/25/2019	7	6
0.000% due 08/25/2023	126	117
Freddie Mac (IO)
6.400% due 10/15/2008	15	1
6.500% due 11/15/2008	562	58
6.500% due 09/15/2023	67	7
7.000% due 08/15/2008	589	59
7.000% due 04/15/2023	378	11
7.000% due 06/15/2023	2,411	88
7.304% due 02/15/2008 (a)	140	11
8.375% due 09/15/2007 (a)	1,228	105
9.000% due 05/15/2022	26	3
82.576% due 08/15/2007	2	16
1007.500% due 02/15/2022	1	8
5884.500% due 01/15/2021	1	1
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	1	18
Vendee Mortgage Trust (IO)
0.446% due 06/15/2023 (a)	74,952	1,118

		2,566

Total Mortgage-Backed Securities (Cost $29,435,277)		29,953,671

ASSET-BACKED SECURITIES 1.6%

Aames Mortgage Trust
1.470% due 06/15/2027 (a)	224	225
7.589% due 10/15/2029	65	68
ACE Securities Corp.
1.430% due 11/25/2028 (a)	213	213
1.692% due 06/25/2032 (a)	68,323	68,366
Advanta Mortgage Loan Trust
1.310% due 05/25/2027 (a)	667	667
1.485% due 11/25/2029 (a)	1,393	1,391
8.250% due 08/25/2030	7,954	8,853
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024 (a)	7,775	7,783
1.360% due 02/25/2025 (a)	4,905	4,901
American Express Master Trust
7.850% due 08/15/2005	220	234
American Stores Corp.
1.875% due 08/30/2004 (a)	20,000	19,872
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	675	676
1.410% due 07/15/2030 (a)	1,457	1,459
1.380% due 08/25/2032 (a)	100	100
Amortizing Residential Collateral Trust
1.380% due 06/25/2032 (a)	3,698	3,693
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030 (a)	375	376
1.360% due 08/21/2030 (a)	5,347	5,343
1.410% due 08/15/2032	20,110	20,099
Bank One Heloc Trust
1.370% due 04/20/2020 (a)	13,944	13,913
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	49,178	49,086
1.390% due 07/25/2031 (a)	18,742	18,704
1.490% due 11/25/2031 (a)	2,823	2,821
Bear Stearns Asset-Backed Securities, Inc.
1.610% due 04/25/2032 (a)	3,806	3,768
1.510% due 10/25/2032 (a)	17,191	17,217
1.682% due 10/25/2032 (a)	43,362	43,432
Brazos Student Loan Finance Co.
1.950% due 06/01/2023 (a)	32,201	32,565
1.370% due 12/01/2025 (a)	16,130	16,113
Capital Asset Research Funding LP
6.400% due 12/15/2004	140	142
5.905% due 12/15/2005 (n)	644	638
Champion Home Equity Loan Trust
1.370% due 03/25/2029 (a)	1,055	1,053
1.510% due 09/25/2029 (a)	5,199	5,194
Charming Shoppes Master Trust
1.630% due 08/15/2008 (a)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030 (a)	5,269	5,275
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	153	153
Community Program Loan Trust
4.500% due 10/01/2018	17,802	18,071
4.500% due 04/01/2029	26,000	22,708
Conseco Finance Corp.
7.890% due 07/15/2018	6	6
8.300% due 10/15/2031	2,000	2,108
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	152	161
3.220% due 09/01/2023	27	27
1.480% due 10/15/2031 (a)	4,361	4,358
7.970% due 05/01/2032	8,300	7,718
8.310% due 05/01/2032	12,400	10,892
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	295	295
1.612% due 05/25/2032 (a)	6,925	6,927
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	35,583	35,570
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029 (a)	2,034	2,038

29	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.430% due 06/15/2030 (a)	$6,626	$6,636
Denver Arena Trust
6.940% due 11/15/2019	4,065	4,261
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,027
1.485% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	8,200	3,280
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	269	269
7.448% due 08/25/2030	43	45
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	158	157
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	25	25
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	148	148
1.490% due 03/20/2031 (a)	7,772	7,783
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	415	417
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	14
6.500% due 09/15/2020	169	104
6.830% due 09/15/2020	680	57
Freddie Mac
1.240% due 09/15/2026 (a)	4,985	4,989
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	57	57
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	5,795	5,888
7.950% due 03/25/2030	4,419	4,633
Green Tree Financial Corp.
6.240% due 11/01/2016	77	75
5.760% due 11/01/2018	127	130
8.300% due 05/15/2026	749	776
7.400% due 06/15/2027	1,340	1,409
6.870% due 02/01/2030	1,650	1,600
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
1.760% due 11/15/2029 (a)	865	865
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	4	4
6.180% due 06/15/2019	8,563	8,583
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
HFC Home Equity Loan Asset-Backed Certificates
1.400% due 05/20/2031	1,324	1,324
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	35,351	35,320
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	70,044	70,149
IMC Home Equity Loan Trust
7.500% due 04/25/2026	330	330
6.780% due 07/25/2026 (a)	189	188
1.330% due 05/20/2027	23	23
7.520% due 08/20/2028	52	53
7.310% due 11/20/2028	99	103
1.270% due 08/20/2029 (a)	37	37
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	500	512
Indymac Home Equity Loan Asset-Backed Trust
1.380% due 10/25/2029 (a)	764	766
1.400% due 07/25/2030 (a)	1,311	1,312
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,331	2,096
Irwin Home Equity Loan Trust
1.480% due 02/25/2012 (a)	3,090	3,097
1.400% due 06/25/2029 (a)	66,579	66,524
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	5,106	5,111
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	170	171
Long Beach Mortgage Loan Trust
1.390% due 11/25/2009 (a)	37,876	37,929
1.400% due 04/21/2031 (a)	1,945	1,945
Merit Securities Corp.
7.880% due 12/28/2033	34,660	35,256
Merrill Lynch Mortgage Investors, Inc.
1.480% due 04/25/2031 (a)	15,658	15,680
Mesa Trust Asset-Backed Certificates
1.617% due 05/15/2033 (a)	1,859	1,832
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029 (a)	3,010	3,011
Mid-State Trust
8.330% due 04/01/2030	50,006	54,932
7.340% due 07/01/2035	1,715	1,858
6.340% due 10/15/2036	39,858	41,886
7.791% due 03/15/2038	7,642	8,509
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	216	217
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.410% due 08/25/2030 (a)	3,969	3,914
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	79	80
1.440% due 07/25/2032 (a)	27,995	27,986
1.530% due 11/25/2032 (a)	14,552	14,581
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)	7,417	8,284
Myra-Pemex Trust
2.187% due 10/20/2006 (a)	190	184
1.922% due 12/23/2006 (a)	642	623
1.942% due 12/23/2006 (a)	3,554	3,447
1.972% due 12/23/2006 (a)	428	416
2.000% due 12/23/2006 (a)	2,695	2,615
2.187% due 12/23/2006 (a)	1,621	1,572
New Century Home Equity Loan Trust
7.540% due 06/25/2029	40	42
7.320% due 07/25/2029	42	44

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	30

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

North Carolina State Education Authority
1.440% due 06/01/2009 (a)	$3,187	$3,187
Novastar Home Equity Loan
1.385% due 04/25/2028 (a)	340	340
NPF XII, Inc.
2.463% due 11/01/2003 (a)(b)(n)	49,000	8,330
Option One Mortgage Loan Trust
1.400% due 06/25/2030 (a)	176	175
1.400% due 09/25/2030 (a)	49	48
Provident Bank Home Equity Loan Trust
1.410% due 06/25/2021 (a)	5,680	5,688
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	23,267	23,307
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	5,604	5,833
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	529	543
Residential Mortgage Loan Trust
1.860% due 09/25/2029 (a)	144	145
Salomon Brothers Mortgage Securities VII, Inc.
1.390% due 09/25/2028 (a)	9,154	9,141
1.530% due 11/15/2029 (a)	395	395
1.690% due 12/15/2029 (a)	31,002	31,036
1.450% due 02/25/2030 (a)	736	730
1.410% due 03/25/2032 (a)	9,460	9,450
Sand Trust
1.390% due 08/25/2032 (a)	3,781	3,783
Saxon Asset Securities Trust
1.370% due 11/25/2033 (a)	20,867	20,862
SLM Student Loan Trust
1.714% due 10/25/2007 (a)	2,864	2,869
1.714% due 10/25/2010	286	290
1.310% due 04/25/2011 (a)	9,934	9,961
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034 (a)	194	194
UCFC Home Equity Loan
6.755% due 11/15/2023	26	26
6.870% due 07/15/2029	70	74
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	24,142	24,362
WFS Financial Owner Trust
5.180% due 03/20/2009	35	37
WMC Mortgage Loan
1.560% due 10/15/2029 (a)	6,176	6,173
1.450% due 05/15/2030 (a)	5,125	5,127

Total Asset-Backed Securities (Cost $1,182,440)		1,145,597

SOVEREIGN ISSUES 2.6%

Banco Vivienda del Peru
9.980% due 08/01/2008	550	643
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,220	4,779
Kingdom of Jordan
6.000% due 12/23/2023	6,350	5,905
Kingdom of Spain
7.000% due 07/19/2005	500	548
Kingdom of Sweden
10.250% due 11/01/2015	500	667
Province of Quebec
1.350% due 06/11/2004 (a)	15,500	15,503
Republic of Brazil
2.125% due 04/15/2006 (a)	163,561	159,881
10.000% due 01/16/2007	4,000	4,294
11.500% due 03/12/2008	31,000	34,177
2.187% due 04/15/2009 (a)	11,732	10,544
11.000% due 01/11/2012	40,320	41,530
2.187% due 04/15/2012 (a)	9,720	7,776
8.000% due 04/15/2014	319,625	293,671
8.875% due 04/15/2024	4,000	3,210
10.125% due 05/15/2027	19,020	17,023
12.250% due 03/06/2030	8,000	8,320
11.000% due 08/17/2040	113,100	106,879
Republic of Panama
8.250% due 04/22/2008	63,450	70,429
9.625% due 02/08/2011	21,000	23,985
9.375% due 07/23/2012	54,060	61,344
10.750% due 05/15/2020	6,500	7,784
9.375% due 01/16/2023	44,520	48,082
8.875% due 09/30/2027	29,750	30,791
Republic of Peru
9.125% due 01/15/2008	15,300	17,901
9.125% due 02/21/2012	128,900	144,046
9.875% due 02/06/2015	8,500	9,881
4.500% due 03/07/2017	11,000	9,598
5.000% due 03/07/2017	12,925	11,875
Republic of South Africa
1.752% due 03/26/2009 (n)	2,000	1,971
9.125% due 05/19/2009	33,475	41,132
7.375% due 04/25/2012	40,325	45,971
State of Qatar
2.330% due 02/18/2004 (a)	1,183	1,187
United Mexican States
10.375% due 02/17/2009	42	54
9.875% due 02/01/2010	23,900	30,413
8.375% due 01/14/2011	23,148	27,555
7.500% due 01/14/2012	9,160	10,383
6.375% due 01/16/2013	97,275	102,868
6.625% due 03/03/2015	27,000	28,431
11.375% due 09/15/2016	35,550	51,162
8.125% due 12/30/2019	6,700	7,588
8.000% due 09/24/2022	54,115	59,797
8.300% due 08/15/2031	339,435	386,277
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)	189,819	2,610
0.000% due 06/30/2005 (a)	189,819	712
0.000% due 06/30/2006 (a)	111,710	140

31	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

0.000% due 06/30/2007 (a)		$111,710	$84

Total Sovereign Issues (Cost $1,724,400)			1,949,401

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 1.2%

AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,400	1,639
Banque Centrale De Tunisie
7.500% due 08/06/2009 (a)		2,300	2,994
Canadian Treasury Bill
3.000% due 08/12/2004	C$	470,000	340,509
Commonwealth of Canada
6.000% due 06/01/2008		100,000	81,263
4.250% due 12/01/2026		16,369	14,577
8.000% due 06/01/2027		50,000	51,325
4.000% due 12/01/2031		11,224	9,806
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	81,500	60,486
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	12,437
7.125% due 05/06/2009		63,300	62,659
General Motors Corp.
8.375% due 07/05/2033		10,900	13,213
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	20,491
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,949
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	35,581
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	132,443
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	36,775
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	86
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,114
7.500% due 03/08/2010	EC	5,000	6,586

Total Foreign Currency-Denominated Issues (Cost $802,393)			909,933

PURCHASED PUT OPTIONS 0.0%

Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		$22,975	0

PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,700	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		$63,100	$38,018

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	2,250

Total Convertible Bonds & Notes (Cost $47,622)			40,268

	Shares

PREFERRED SECURITY 0.5%
DG Funding Trust
3.410% due 12/29/2049 (a)		35,290	370,545

Total Preferred Security (Cost $352,947)			370,545

PREFERRED STOCK 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020		125	152
CSC Holdings, Inc.
11.125% due 04/01/2008		27,035	2,832
Fortis Amev NV
3.860% due 12/31/2049 (a)		85	11,475
3.870% due 12/31/2049 (a)		86	11,610
Home Ownership Funding
8.125% due 12/31/2049		5,625	3,017
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,721

Total Preferred Stock (Cost $33,592)			35,807

SHORT-TERM INSTRUMENTS 40.3%

	Principal Amount (000s)

Certificates of Deposit 0.7%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003		$215,000	215,000
1.070% due 10/07/2003		32,300	32,300
1.060% due 10/14/2003		41,400	41,400
1.060% due 10/23/2003		247,000	247,000

			535,700

Commercial Paper 37.5%
Alcon Capital Corp.
1.060% due 12/09/2003		52,842	52,733
Anz (Delaware), Inc.
1.020% due 10/02/2003		300,000	299,991
1.025% due 10/02/2003		12,000	12,000

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	32

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.030% due 10/06/2003	$1,000	$1,000
1.030% due 10/08/2003	144,300	145,071
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	8,000	7,989
CBA (de) Finance
1.060% due 10/03/2003	12,500	12,499
1.030% due 10/07/2003	93,000	92,984
1.050% due 10/07/2003	400	400
1.050% due 10/16/2003	3,700	3,698
1.060% due 10/31/2003	19,000	18,983
Danske Corp.
1.020% due 10/09/2003	2,200	2,199
1.030% due 10/15/2003	18,300	18,293
1.035% due 10/17/2003	9,300	9,296
1.055% due 11/12/2003	3,000	2,996
1.060% due 11/12/2003	27,000	26,967
1.065% due 11/12/2003	16,100	16,080
1.070% due 11/12/2003	5,000	4,994
1.070% due 12/05/2003	300	299
1.065% due 12/08/2003	1,100	1,098
1.060% due 12/10/2003	1,200	1,197
1.065% due 12/10/2003	191,560	191,156
1.070% due 12/10/2003	10,320	10,298
1.065% due 12/11/2003	9,900	9,879
1.060% due 12/16/2003	16,200	16,163
1.065% due 12/16/2003	13,400	13,369
1.070% due 12/16/2003	6,100	6,086
1.060% due 12/19/2003	21,700	21,648
1.065% due 12/22/2003	10,600	10,574
E.I. du Pont de Nemours & Co.
1.050% due 11/17/2003	3,400	3,395
1.060% due 11/17/2003	5,400	5,393
1.050% due 12/02/2003	7,800	7,785
1.060% due 12/04/2003	6,300	6,288
Eksportfinans A.S.A.
1.050% due 10/22/2003	80,000	79,951
Fannie Mae
1.040% due 10/01/2003	12,427	12,427
1.050% due 10/01/2003	511,400	511,400
1.050% due 10/02/2003	101,187	101,184
1.060% due 10/02/2003	216,000	215,994
1.010% due 10/08/2003	318,700	318,639
1.000% due 10/15/2003	455,400	455,223
1.010% due 10/15/2003	824,900	824,588
1.015% due 10/15/2003	11,000	10,996
1.140% due 10/15/2003	590,700	590,438
1.020% due 10/22/2003	300,000	299,821
1.025% due 10/22/2003	24,300	24,285
1.030% due 10/22/2003	79,200	79,152
1.035% due 10/22/2003	36,460	36,438
1.040% due 10/22/2003	48,650	48,620
1.060% due 10/22/2003	1,300	1,299
1.130% due 10/24/2003	3,600	3,597
1.030% due 10/29/2003	4,000	3,997
1.045% due 10/29/2003	469,200	468,819
1.050% due 10/29/2003	11,200	11,191
1.055% due 10/29/2003	260,455	260,241
1.060% due 10/29/2003	14,300	14,288
1.065% due 10/29/2003	7,200	7,194
1.010% due 10/30/2003	96,000	95,931
1.045% due 10/30/2003	3,721	3,718
1.010% due 10/31/2003	15,100	15,088
1.060% due 10/31/2003	89,100	89,021
1.100% due 10/31/2003	100,000	99,908
1.010% due 11/05/2003	109,900	109,795
1.050% due 11/05/2003	51,600	51,547
1.055% due 11/05/2003	181,840	181,653
1.065% due 11/05/2003	50,700	50,648
1.067% due 11/05/2003	79,500	79,417
1.070% due 11/05/2003	10,600	10,589
1.150% due 11/05/2003	80,000	79,911
1.030% due 11/12/2003	14,062	14,045
1.065% due 11/12/2003	15,200	15,181
1.070% due 11/12/2003	274,200	273,858
1.075% due 11/12/2003	25,700	25,668
1.110% due 11/12/2003	380,600	380,107
1.010% due 11/13/2003	6,800	6,792
1.070% due 11/13/2003	1,250	1,248
1.010% due 11/14/2003	203,480	203,238
1.010% due 11/17/2003	5,000	4,993
1.060% due 11/17/2003	96,100	95,967
1.010% due 11/18/2003	5,000	4,993
1.010% due 11/19/2003	394,700	394,171
1.020% due 11/19/2003	1,400	1,398
1.035% due 11/19/2003	104,000	103,853
1.055% due 11/19/2003	27,400	27,361
1.060% due 11/19/2003	62,900	62,809
1.062% due 11/19/2003	11,300	11,284
1.070% due 11/19/2003	11,951	11,934
1.010% due 11/20/2003	263,000	262,640
1.040% due 11/21/2003	37,227	37,172
1.070% due 11/25/2003	718,200	717,026
1.030% due 11/26/2003	59,700	59,604
1.070% due 11/26/2003	18,046	18,016
1.075% due 11/26/2003	92,500	92,345
1.080% due 11/26/2003	330,600	330,045
1.140% due 11/26/2003	150,000	149,734
1.080% due 11/28/2003	200,000	199,652
1.050% due 12/02/2003	13,300	13,275
1.070% due 12/02/2003	315,900	315,312
1.035% due 12/03/2003	1,000,000	998,110
1.050% due 12/03/2003	8,805	8,788
1.055% due 12/03/2003	130,500	130,253
1.060% due 12/03/2003	400	399
1.065% due 12/03/2003	6,500	6,488
1.070% due 12/03/2003	1,000	998
1.075% due 12/03/2003	31,100	31,041
1.080% due 12/03/2003	130,700	130,453
1.080% due 12/04/2003	450,400	449,535
1.080% due 12/09/2003	116,200	115,959

33	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.045% due 12/10/2003	$74,800	$74,642
1.055% due 12/10/2003	318,200	317,529
1.070% due 12/10/2003	194,000	193,591
1.110% due 12/10/2003	899,600	897,702
1.050% due 12/11/2003	1,800	1,796
1.108% due 12/11/2003	700	699
1.110% due 12/11/2003	235,700	235,196
1.010% due 12/15/2003	3,500	3,492
1.050% due 12/15/2003	5,300	5,288
1.060% due 12/15/2003	50,200	50,087
1.070% due 12/15/2003	25,000	24,943
1.075% due 12/15/2003	650	649
1.075% due 12/16/2003	3,100	3,093
1.010% due 12/17/2003	83,842	83,647
1.050% due 12/17/2003	842,500	840,545
1.051% due 12/17/2003	321,700	320,954
1.055% due 12/17/2003	319,900	319,158
1.060% due 12/17/2003	15,000	14,965
1.010% due 12/24/2003	378,900	377,938
1.100% due 01/07/2004	15,900	15,853
1.070% due 01/20/2004	6,050	6,030
1.070% due 01/21/2004	4,441	4,426
1.075% due 01/30/2004	246,500	245,593
1.080% due 02/02/2004	68,200	67,942
1.110% due 02/11/2004	52,134	51,922
1.080% due 02/18/2004	10,100	10,057
1.130% due 02/18/2004	8,384	8,348
1.135% due 02/18/2004	29,321	29,196
1.080% due 02/19/2004	619,100	616,432
1.080% due 02/23/2004	131,200	130,619
1.080% due 02/24/2004	67,000	66,701
1.115% due 02/25/2004	30,400	30,264
1.130% due 02/25/2004	14,800	14,734
1.135% due 02/25/2004	86,768	86,378
1.100% due 03/03/2004	261,136	259,906
1.135% due 03/03/2004	15,300	15,228
1.137% due 03/03/2004	57,000	56,732
1.090% due 03/05/2004	450	448
1.075% due 03/10/2004	35,400	35,225
1.080% due 03/10/2004	4,150	4,130
1.085% due 03/10/2004	51,900	51,644
1.075% due 03/17/2004	32,805	32,636
1.080% due 03/17/2004	313,350	311,736
1.090% due 03/17/2004	166,623	165,765
1.070% due 03/24/2004	5,945	5,913
1.080% due 03/24/2004	30,676	30,511
1.085% due 03/24/2004	272,500	271,037
1.089% due 03/24/2004	316,900	315,198
1.090% due 03/24/2004	231,100	229,859
Federal Home Loan Bank
1.010% due 10/01/2003	50,000	50,000
1.050% due 10/01/2003	26,000	26,000
1.010% due 10/03/2003	800	800
1.010% due 10/08/2003	690,300	690,167
1.010% due 10/10/2003	381,600	381,506
1.040% due 10/10/2003	20,800	20,795
1.000% due 10/15/2003	109,100	109,058
1.005% due 10/15/2003	165,800	165,735
1.010% due 10/15/2003	52,200	52,180
1.000% due 10/17/2003	74,000	73,967
1.004% due 10/17/2003	176,000	175,921
1.014% due 10/22/2003	40,000	39,976
1.020% due 10/22/2003	16,800	16,790
1.045% due 10/29/2003	27,000	26,978
1.150% due 10/29/2003	56,350	56,300
1.060% due 10/31/2003	191,200	191,031
1.135% due 10/31/2003	3,900	3,896
1.170% due 10/31/2003	26,660	26,634
1.010% due 11/05/2003	100	100
1.040% due 11/05/2003	10,000	9,990
1.130% due 11/05/2003	41,700	41,654
1.135% due 11/05/2003	500	499
1.154% due 11/05/2003	277,000	276,689
1.040% due 11/07/2003	8,400	8,391
1.135% due 11/07/2003	500,000	499,417
1.140% due 11/07/2003	44,900	44,847
1.055% due 11/12/2003	133,300	133,136
1.057% due 11/12/2003	294,200	293,837
1.020% due 11/14/2003	3,000	2,996
1.045% due 11/14/2003	3,400	3,396
1.144% due 11/14/2003	421,000	420,411
1.040% due 11/17/2003	7,500	7,490
1.140% due 11/17/2003	11,200	11,183
1.025% due 12/05/2003	4,100	4,092
1.140% due 12/10/2003	100,000	99,789
1.020% due 12/12/2003	4,500	4,490
1.075% due 03/10/2004	14,000	13,931
1.075% due 03/12/2004	1,900	1,891
1.075% due 03/17/2004	23,800	23,677
1.065% due 03/19/2004	8,500	8,456
1.074% due 03/24/2004	205,000	203,899
1.080% due 03/26/2004	600	597
Freddie Mac
1.130% due 10/20/2003	47,000	46,972
1.135% due 10/29/2003	110,500	110,402
1.075% due 10/30/2003	24,300	24,279
1.135% due 10/30/2003	5,321	5,316
1.140% due 11/03/2003	52,430	52,375
1.130% due 11/06/2003	314,600	314,244
1.135% due 11/06/2003	61,909	61,839
1.150% due 11/06/2003	88,200	88,099
1.095% due 11/21/2003	30,800	30,752
1.100% due 12/01/2003	155,500	155,215
1.130% due 12/04/2003	160,000	159,693
1.060% due 12/18/2003	3,100	3,093
General Electric Capital Corp.
1.030% due 10/20/2003	1,600	1,599
1.030% due 11/12/2003	4,900	4,894
1.030% due 11/13/2003	8,300	8,290
1.050% due 11/13/2003	1,500	1,498

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	34

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.060% due 11/13/2003	$1,500	$1,498
1.070% due 11/13/2003	3,500	3,496
1.050% due 11/19/2003	5,500	5,492
1.070% due 12/02/2003	37,650	37,580
1.100% due 12/04/2003	44,500	44,415
1.090% due 12/09/2003	6,200	6,187
1.060% due 12/10/2003	750	748
1.090% due 12/10/2003	27,200	27,143
1.020% due 12/16/2003	45,000	44,897
1.070% due 12/16/2003	36,500	36,416
1.060% due 12/18/2003	6,700	6,684
1.120% due 01/21/2004	7,100	7,076
General Electric Co.
1.070% due 11/06/2003	38,300	38,259
HBOS Treasury Services PLC
1.030% due 10/14/2003	5,800	5,798
1.030% due 10/21/2003	3,300	3,298
1.035% due 10/23/2003	12,100	12,092
1.070% due 11/04/2003	400	400
1.060% due 11/10/2003	24,600	24,571
1.060% due 11/14/2003	300	300
1.075% due 11/19/2003	10,000	9,985
1.080% due 11/20/2003	4,300	4,294
1.075% due 11/21/2003	12,200	12,181
1.065% due 11/24/2003	12,900	12,879
1.080% due 11/24/2003	400	399
1.070% due 11/25/2003	11,450	11,431
1.070% due 12/02/2003	7,300	7,286
1.085% due 12/03/2003	18,700	18,665
1.070% due 12/05/2003	8,400	8,384
1.085% due 12/05/2003	29,500	29,442
1.070% due 12/09/2003	32,800	32,732
1.090% due 12/09/2003	19,300	19,260
1.060% due 12/10/2003	3,000	2,994
1.070% due 12/10/2003	47,500	47,400
1.075% due 12/10/2003	52,500	52,389
1.070% due 12/11/2003	37,876	37,795
1.075% due 12/11/2003	33,440	33,368
1.070% due 12/12/2003	10,625	10,602
1.070% due 12/15/2003	21,800	21,751
1.060% due 12/18/2003	10,200	10,176
1.065% due 12/19/2003	4,900	4,888
1.070% due 12/22/2003	9,800	9,776
1.065% due 12/23/2003	1,500	1,496
1.070% due 12/23/2003	64,975	64,812
1.100% due 01/15/2004	43,500	43,360
1.105% due 01/22/2004	142,400	141,910
1.105% due 01/23/2004	9,600	9,567
KFW International Finance, Inc.
1.050% due 11/07/2003	47,700	47,649
1.060% due 12/23/2003	19,600	19,551
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	200	200
Rabobank Nederland NV
1.110% due 10/01/2003	601,800	601,800
1.030% due 10/21/2003	5,100	5,097
1.070% due 11/28/2003	13,300	13,277
1.075% due 12/02/2003	4,700	4,691
Republic of Italy
1.175% due 10/22/2003	1,700	1,699
Royal Bank of Scotland PLC
1.020% due 10/15/2003	20,200	20,192
1.020% due 10/16/2003	6,500	6,497
1.055% due 11/03/2003	6,900	6,893
1.060% due 11/04/2003	1,200	1,199
1.060% due 12/15/2003	1,300	1,297
1.065% due 12/15/2003	26,100	26,041
1.055% due 12/16/2003	62,900	62,756
1.085% due 01/20/2004	17,800	17,740
Shell Finance (UK) PLC
1.050% due 11/13/2003	12,500	12,484
1.050% due 12/08/2003	3,000	2,994
1.060% due 12/09/2003	92,900	92,708
1.100% due 03/16/2004	22,400	22,285
Toyota Mortor Credit Corp.
1.040% due 11/04/2003	4,400	4,396
UBS Finance, Inc.
1.110% due 10/01/2003	531,500	531,500
1.020% due 10/07/2003	13,200	13,198
1.025% due 10/09/2003	205,600	205,553
1.015% due 11/05/2003	500,000	499,507
Westpac Capital Corp.
1.020% due 11/07/2003	300	300
1.030% due 12/03/2003	60,000	59,887
1.085% due 01/28/2004	16,400	16,341
1.090% due 01/28/2004	2,900	2,890
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,000	4,999
1.040% due 11/07/2003	4,600	4,595
1.070% due 11/07/2003	3,750	3,746
1.020% due 11/12/2003	79,900	79,805
1.030% due 11/12/2003	4,300	4,295
1.070% due 12/02/2003	7,100	7,087
1.080% due 12/05/2003	12,500	12,476
1.090% due 12/19/2003	1,700	1,696
1.085% due 01/28/2004	11,400	11,359

		27,609,335

Repurchase Agreements 0.6%
State Street Bank
0.800% due 10/01/2003	400,000	400,000

(Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $76,504, 3.250% due 11/15/2004 valued at $153,031 and Fannie Mae 1.875% due 01/15/2005 valued at $178,529. Repurchase proceeds are $400,009.)

Credit Suisse First Boston
0.920% due 10/01/2003	2,100	2,100

(Dated 09/30/2003. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $2,159. Repurchase proceeds are $2,100.)

35	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

U.S. Treasury Bills 1.5%
1.009% due 12/04/2003-12/18/2003 (e)(g)(j)	$1,138,395	$1,135,939

Total Short-Term Instruments (Cost $29,683,134)		29,683,074

Total Investments 110.8% (Cost $80,375,966)		81,617,381

Written Options (h) (0.2%) (Premiums $139,667)		(128,762)

Other Assets and Liabilities

(Net) (10.6%)		(7,813,745)

Net Assets 100.0%		$73,674,874

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Delta Air Lines Equipment Trust	04/08/1993	$7,733	$3,669	0.00%
DLJ Mortgage Acceptance Corp.	07/21/1992	2,292	2,261	0.00
First Interstate Bancorp	01/04/1990	68	70	0.00
First Interstate Bancorp	01/04/1990	4	4	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	5,528	6,094	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,614	1,655	0.00
United Telecom, Inc.	09/22/2003	735	768	0.00
United Telephone Company of the Northwest	05/02/2002	2,607	3,013	0.00
Wilmington Trust Co.	05/01/1995	11,980	5,685	0.01
Wilmington Trust Co.	03/31/1992 - 08/30/1993	347	363	0.00
Wilmington Trust Co.	08/23/1994	5,269	2,566	0.00
Wilmington Trust Co. - Tucson Electric	03/28/2001	6,615	3,062	0.00

		$44,792	$29,210	0.02%

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	36

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $10,666 and $10,148, respectively, as of September 30, 2003.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $958,142 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003) - Long	14,000	$(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor Purchased Put Options
Strike @ 97.125 (12/2003) - Long	24,920	(372)
Euribor Written Put Options
Strike @ 96.500 (12/2003) - Short	4,070	3,307
Euribor Written Put Options
Strike @ 96.750 (12/2003) - Short	4,294	4,222
Euribor Written Put Options
Strike @ 97.375 (12/2003) - Short	3,963	3,114
Euribor Written Put Options
Strike @ 97.500 (12/2003) - Short	12,081	8,970
Euribor Written Put Options
Strike @ 97.500 (03/2004) - Short	3,946	2,901
Eurodollar March Futures (03/2004) - Long	3,936	6,253
Eurodollar June Futures (06/2004) - Long	483	900
Eurodollar September Futures (09/2004) - Long	16,898	35,635
Eurodollar December Futures (12/2004) - Long	20,962	32,970
Eurodollar March Futures (03/2005) - Long	16,192	25,019
Eurodollar June Futures (06/2005) - Long	16,192	24,488
Eurodollar September Futures (09/2005) - Long	7,263	4,340
United Kingdom 90-Day LIBOR Futures (12/2003) - Long	1,828	(2,110)
United Kingdom 90-Day LIBOR Futures (03/2004) - Long	6,501	(4,378)
United Kingdom 90-Day LIBOR Futures (06/2004) - Long	2,591	789
United Kingdom 90-Day LIBOR Futures (09/2004) - Long	2,410	(2,564)
United Kingdom 90-Day LIBOR Futures (12/2004) - Long	4,222	(4,315)
U.S. Treasury 2-Year Note (12/2003) - Long	484	336
U.S. Treasury 5-Year Note (12/2003) - Long	50,378	182,953
U.S. Treasury 10-Year Note (12/2003) - Long	81,002	423,194
U.S Treasury 30-Year Note (12/2003) - Short	6,834	(33,898)

		$711,553

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	$554	$1,037
Put - CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	7
Put - CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	91
Put - CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/14/2004	22,340	15,223	4,468
Put - CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	68
Call - CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	18,678	12,364	35,021

		$36,684	$40,692

Type	Notional Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/19/2004	$272,800	$11,020	$2,791
Call - OTC 7-Year Interest Rate Swap Counterparty: Bank of America, N.A.
Strike @ 6.000%**
Exp. 10/19/2004	272,800	11,361	26,714

37	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Put - OTC 7-Year Interest Rate Swap
Counterparty: Morgan Stanley Dean Witter & Co.
Strike @ 6.700%*
Exp. 11/02/2004	$400,000	$13,710	$2,381
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.200%**
Exp. 11/02/2004	25,200	791	1,499
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,978	1,102
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	1,386
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%**
Exp. 10/19/2004	135,500	5,468	13,269
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 7.000%*
Exp. 01/07/2005	76,300	2,888	490
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.500%**
Exp. 01/07/2005	76,300	1,593	5,295
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	93,100	2,367	6,461
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	94,100	3,102	604
Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 6.000%*
Exp. 09/23/2005	700	12	18
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 4.000%**
Exp. 09/23/2005	700	20	11
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 10/31/2005	500	5	7
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 10/31/2005	500	14	8
Call - OTC 5-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.000%**
Exp. 11/12/2003	500	8	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.000%**
Exp. 11/12/2003	1,000	16	3
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.000%**
Exp. 11/12/2003	300	5	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/15/2003	239,000	2,521	3,476
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	6,675
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Call - OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	97
Call - OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	1,913
Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%*
Exp. 12/17/2003	77,500	1,323	32
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	379

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	38

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Call - OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 03/03/2004	$300,000	$4,535	$2,937
Call - OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	294,200	4,868	2,881
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	52
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%**
Exp. 03/03/2004	335,000	6,572	3,280
Call - OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,017
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,361
Call - OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 03/03/2004	93,000	1,330	911

		$102,983	$88,070

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	1,691,970	$(12,592)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		758,400	(7,330)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		1,141,300	(11,400)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017	BP	77,300	$(790)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		5,800	40
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		38,100	(360)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		336,300	(909)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		134,100	2,491
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		96,900	927
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	EC	62,000	1,096
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		243,700	1,468
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017	EC	660,700	10,671
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		159,900	67
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	10,830,000	3,438
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/02/2007		$103,300	(50)

39	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 12/12/2004	$25,000	$15
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear, Stearns & Co., Inc. Exp. 01/02/2004	25,000	19
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005	10,000	(6)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	129,560	355
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004	50,000	61
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	9,000	35
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	11,000	(1)
Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	100,000	409
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/01/2004	21,500	89
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	100,000	412
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	50,000	226
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/01/2004	25,000	125
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	6
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	10,000	(4)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	16,000	171
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/02/2004	25,000	125
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 12/02/2004	25,000	17
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	40

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	$9,000	$104
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	1
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/02/2004	25,000	234
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 07/01/2004	10,000	(8)
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,670	27
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	10,100	73
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2005	10,000	1,628
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	8,500	1,438
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,850
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,970
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,895
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	1,694,900	41,996
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	2,964,300	64,800
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	73,000	2,402
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	3,000	208

		$110,496

(j)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $124,760 as of September 30, 2003.

41	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	8/15/2013	$416,500	$427,092	$417,778

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	73,291	10/2003	$0	$(5,635)	$(5,635)
Sell	EC	249,580	11/2003	0	(3,941)	(3,941)
Buy		300,000	02/2004	22,616	0	22,616
Buy		200,000	09/2004	6,262	0	6,262
Buy	JY	24,356,669	10/2003	4,420	(19)	4,401
Sell		7,124,368	10/2003	0	(2,364)	(2,364)
Buy	MP	356,200	02/2004	0	(316)	(316)
Buy		1,077,592	03/2004	156	(385)	(229)
Sell	N$	56,984	10/2003	0	(1,583)	(1,583)
Sell		56,984	11/2003	0	(25)	(25)
Buy		56,984	10/20003	35	0	35

				$33,489	$(14,268)	$19,221

(m)	Principal amount denoted in indicated currency:

BP - British Pound

C$ - Canadian Dollar

EC - Euro

JY - Japanese Yen

MP - Mexican Peso

N$ - New Zealand Dollar

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $260,075 which is 0.35% of net assets.

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	42

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Fund. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

43	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	44

Notes to Financial Statements

September 30, 2003 (Unaudited)

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

45	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for Class R is charged at the annual rate 0.40%.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	46

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $12,955,338 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,252,111	$70,498,106	$3,612,353	$9,672,286

47	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2003	$144,065
Sales	153,828
Closing Buys	(134,616)
Expirations	(23,610)
Exercised	0

Balance at 09/30/2003	$139,667

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Institutional Class	653,872	$7,089,092	1,495,421	$16,020,662
Administrative Class	298,066	3,241,769	845,224	9,059,856
Other Classes	329,964	3,583,137	875,859	9,380,094

Issued as reinvestment of distributions
Institutional Class	56,456	611,542	247,658	2,636,658
Administrative Class	18,987	205,696	69,624	741,354
Other Classes	12,873	139,455	53,669	571,009

Cost of shares redeemed
Institutional Class	(686,686)	(7,437,999)	(1,310,484)	(14,039,272)
Administrative Class	(340,602)	(3,693,136)	(276,795)	(2,966,362)
Other Classes	(309,882)	(3,349,395)	(375,161)	(4,021,716)

Net increase resulting from Fund share transactions	33,048	$390,161	1,625,015	$17,382,283

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation

$1,743,310	$(501,895)	$1,241,415

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	48

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributors LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services-Midwest (formerly “National Financial Data Services”)

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Auditors

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

15-25497

Share Classes A B C

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus.

The following is a supplement (dated November 24, 2003) to the PIMCO Funds:

Pacific Investment Management Series Total Return Fund A, B, and C prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Investment Minimums. Effective January 1, 2004, the Trust will increase the initial investment minimum in the Fund from $2,500 to $5,000. Accordingly, the disclosure contained in the Investment Minimums chart in the subsection captioned “Investment Minimums” under the section titled “How to Buy and Sell Shares” is modified to read as follows:

Investment Minimums. The following investment minimums apply for purchases of Class A, Class B and Class C shares.

Initial Investment	Subsequent Investments
$5,000 per fund*	$100 per fund

*	Prior to January 1, 2004, the initial investment minimum applicable to purchases of Class A, Class B and Class C shares will be $2,500.

Lower minimums may apply for certain categories of investors, including certain tax-qualified retirement plans, and for special investment programs and plans offered by the Trust, such as the PIMCO Funds Auto-Invest and PIMCO Funds Fund Link programs. Please see the Guide for details.

Small Account Liquidation. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Method for Calculating CDSCs. Effective as of the close of business on February 6, 2004, the the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from the manner of calculation currently described in the prospectus. Accordingly, the disclosure contained in the subsection captioned “How CDSCs are Calculated” under the section titled “Classes of Shares—Class A, B and C Shares” is modified to read as follows:

How CDSCs are Currently Calculated—Until the Close of Business on February 6, 2004

A CDSC is imposed on redemptions of Class B and Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares of the Fund to fall below the total dollar amount of your purchase payments subject to the CDSC. However, no CDSC is imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of your account above the amount of the purchase payments subject to the CDSC. CDSCs are deducted from the proceeds of your redemption, not from amounts remaining in your account. In determining whether a CDSC is payable, it is assumed that the purchase payment from which the redemption is made is the earliest purchase payment for the particular class of shares in your account (from which a redemption or exchange has not already been effected).

For instance, the following illustrates the current operation of the Class B CDSC:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for Class B shares of the Fund and that six months later the value of the investor’s account for the Fund has grown through investment performance and reinvestment of distributions to $11,000. The investor then may redeem up to $1,000 from the Fund ($11,000 minus $10,000) without incurring a CDSC. If the investor should redeem $3,000, a CDSC would be imposed on $2,000 of the redemption (the amount by which the investor’s account for the Fund was reduced below the amount of the purchase payment). At the rate of 5%, the Class B CDSC would be $100.

How CDSCs will be Calculated—Shares Purchased After December 31, 2001

Effective as of the close of business on February 6, 2004, the manner of calculating the CDSC on Class B and Class C shares (and where applicable, Class A shares) purchased after December 31, 2001, will change from that described above. The CDSC on all shares purchased after December 31, 2001, will be subject to the change, not only those shares purchased on or after February 6, 2004.

3	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Under the new calculation method, the following rules will apply:

•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.

•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the Fund’s NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.

•	CDSCs will be deducted from the proceeds of your redemption, not from amountsremaining in your account.

•	In determining whether a CDSC is payable, the first-in first-out, or “FIFO,” method will be used to determine which shares are being redeemed.

For example, the following illustrates the operation of the Class B CDSC beginning as of the close of business on February 6, 2004:

•	Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of the Fund (at $10 per share) and that six months later the value of the investor’s account for the Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current NAV of such shares ($2,200). At the rate of 5%, the Class B CDSC would be $100.

Breakpoint Discounts. The following sentence is added to the subsection captioned “Initial Sales Charges—Class A Shares” under the section titled “Classes of Shares—Class A, B and C Shares:”

For investors investing in Class A shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.

Holding Periods. The following sentence is added to the subsection captioned “Contingent Deferred Sales Charges (CDSCs)—Class B and Class C Shares” under the section titled “Classes of Shares—Class A, B and C Shares:”

For investors investing in Class B or Class C shares of the Fund through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	4

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

5	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Management Review

•	PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class A Shares slightly outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.40% versus 2.35% for the Index.

•	The Fund held longer-than-index duration during the period, which had a negative impact on returns as yields increased. An emphasis on longer maturities for most of the period hurt performance as these yields increased most.

•	A near benchmark weighting in mortgages was neutral for performance.

•	A corporate underweight was negative as rising profits stimulated investor demand, but positive security selection of auto and telecom issues more than offset this impact.

•	Non-U.S. holdings, mainly Eurozone exposure, helped returns as yields on these assets rose less than Treasuries.

•	Emerging market bonds helped returns as improved credit quality and a broader investor base sustained their rally.

Past performance is no guarantee of future results.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	6

PIMCO Total Return Fund Performance Summary

INVESTMENT PERFORMANCE For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)
PIMCO Total Return Fund Class A	2.40%	6.84%	6.73%	7.10%	8.71%
PIMCO Total Return Fund Class A (adjusted)	–2.21%	2.03%	5.75%	6.61%	8.40%
PIMCO Total Return Fund Class B	2.02%	6.04%	5.93%	6.55%	8.37%
PIMCO Total Return Fund Class B (adjusted)	–2.98%	1.04%	5.62%	6.55%	8.37%
PIMCO Total Return Fund Class C (adjusted)	1.02%	5.04%	5.93%	6.31%	7.91%
Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—
*	Annualized

Change in Value	For periods ended 9/30/03

Past performance is no guarantee of future results.

7	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The 10-year and since inception returns represent the blended performance of the Fund’s retail shares (Class A, B or C) and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The retail shares were first offered in January 1997. Returns for Class A shares, adjusted, include the effect of the 4.5% maximum initial sales charge. Returns for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. Returns for Class C shares have a 1% CDSC, which may apply in the first year of ownership. The credit quality of the investment in the fund’s portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A shares. The Lipper Average is calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The Funds may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, which may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	8

Schedule of Investments

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.7%

Banking & Finance 5.8%
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	$21,058	$16,286
Allstate Life Funding LLC
1.410% due 07/26/2004 (a)	9,600	9,617
Amerco, Inc.
7.230% due 01/21/2027 (b)	1,250	1,134
7.135% due 10/15/2049	15,000	13,612
American Express Travel
5.625% due 01/22/2004	22,700	22,984
Aon Capital Trust A
8.205% due 01/01/2027	725	833
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,092
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,445
5.800% due 04/20/2004	510	523
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	31,450	32,191
Bank of America Corp.
6.625% due 06/15/2004	40	42
6.125% due 07/15/2004	600	622
Bank One Corp.
1.410% due 05/07/2004 (a)	8,200	8,214
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	127,900	127,977
6.625% due 01/15/2004	200	203
6.150% due 03/02/2004 (a)	300	306
8.750% due 03/15/2004	75	77
1.560% due 06/01/2004 (a)	12,665	12,708
1.355% due 09/16/2005 (a)	16,000	15,992
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	604
Chase Manhattan Corp.
5.750% due 04/15/2004 (a)	150	153
CIT Group, Inc.
5.625% due 10/15/2003	250	250
7.500% due 11/14/2003	35	35
5.570% due 12/08/2003	1,000	1,008
5.500% due 02/15/2004	17,000	17,260
2.640% due 03/01/2004 (a)	25,000	25,143
5.625% due 05/17/2004	21,650	22,215
2.430% due 07/30/2004 (a)	10,000	10,097
2.610% due 01/31/2005 (a)	75	76
Citigroup, Inc.
5.800% due 03/15/2004	200	204
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,827	1,834
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	83,600	92,117
8.750% due 06/15/2030	210,740	268,279
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,402
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	10,115
7.100% due 03/15/2007	31,900	35,799
Farmers Insurance
8.625% due 05/01/2024	275	281
First National Bank Chicago
8.080% due 01/05/2018	250	304
First Security Corp.
5.875% due 11/01/2003	9,325	9,359
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	47,000	46,990
1.630% due 01/05/2004	25,000	25,002
7.500% due 06/15/2004	100	103
6.700% due 07/16/2004	99,266	102,690
1.718% due 07/19/2004 (a)	5,800	5,780
8.250% due 02/23/2005	2,500	2,632
1.297% due 04/28/2005 (a)	5,000	4,910
1.560% due 07/07/2005	13,900	13,640
1.550% due 07/18/2005 (a)	10,990	10,800
7.600% due 08/01/2005	5,000	5,376
6.375% due 12/15/2005	100	105
6.500% due 01/25/2007	220	233
7.200% due 06/15/2007	25	27
5.800% due 01/12/2009 (a)	655	661
7.375% due 10/28/2009	200	213
7.875% due 06/15/2010	1,795	1,949
7.375% due 02/01/2011	1,285	1,354
7.250% due 10/25/2011	94,250	98,509
Gemstone Investors Ltd.
7.710% due 10/31/2004	118,150	117,264
General Motors Acceptance Corp.
6.625% due 10/20/2003	2,000	2,004
1.438% due 11/07/2003 (a)	20,000	19,999
5.750% due 11/10/2003	1,100	1,105
2.088% due 01/20/2004 (a)	391,435	391,761
6.380% due 01/30/2004	4,000	4,063
1.877% due 03/22/2004 (a)	82,500	82,632
1.360% due 04/05/2004 (a)	98,747	98,630
1.914% due 05/04/2004 (a)	3,000	3,003
1.836% due 05/10/2004 (a)	149,200	149,284
1.830% due 05/17/2004 (a)	94,700	94,753
1.390% due 05/28/2004 (a)	73,000	72,834
6.850% due 06/17/2004	1,200	1,241
1.540% due 07/20/2004 (a)	19,200	19,165
1.460% due 07/21/2004 (a)	36,000	35,905
1.510% due 07/30/2004 (a)	89,977	89,755
3.030% due 05/19/2005 (a)	82,825	83,884
7.500% due 07/15/2005	200	215
6.625% due 10/15/2005	100	107
6.650% due 11/17/2005	500	526
6.750% due 01/15/2006	565	605
6.125% due 02/01/2007	2,535	2,686
6.150% due 04/05/2007	150	159
8.950% due 07/02/2009	7,246	7,942
7.750% due 01/19/2010	445	490

9	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.250% due 03/02/2011	$1,000	$1,061
6.875% due 09/15/2011	1,905	1,980
7.000% due 02/01/2012	2,000	2,086
6.875% due 08/28/2012	104,300	108,090
7.430% due 12/01/2021	225	225
8.000% due 11/01/2031	65,225	67,188
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	20,725
Goldman Sachs Group L.P.
1.836% due 02/09/2009 (a)	10,000	10,120
Hartford Life, Inc.
6.900% due 06/15/2004	600	622
Hitachi Credit America
1.476% due 10/15/2003 (a)	11,500	11,501
Household Capital Trust III
1.450% due 06/26/2004 (a)	27,925	27,951
Household Finance Corp.
8.000% due 08/01/2004	225	237
Household International Netherlands BV
6.200% due 12/01/2003	12,820	12,917
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	98,034
10.176% due 12/31/2049 (a)	66,160	101,698
IMEXA Export Trust
10.625% due 05/31/2005	1,762	1,322
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	600	629
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)	1,805	1,874
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	6,540	8,314
Korea Development Bank
6.625% due 11/21/2003	2,090	2,104
7.125% due 04/22/2004 (a)	320	330
6.750% due 12/01/2005	55	60
7.250% due 05/15/2006	50	56
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,021
6.460% due 01/15/2008 (a)	3,000	3,230
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,539
Lion Connecticut Holdings
7.250% due 08/15/2023	50	56
Lloyds TSB Bank PLC
1.530% due 08/25/2010 (a)	3,000	3,008
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,770
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,502
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,827
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	152
5.625% due 01/20/2004	1,200	1,215
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	138,200	138,951
National Westminster Bank PLC
9.375% due 11/15/2003	200	202
Natexis Ambs Co.
8.440% due 12/29/2049	14,000	16,665
Nordbanken AB
8.950% due 11/29/2049	28,000	34,487
Osprey Trust
8.310% due 01/15/2049 (b)	76,155	10,662
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,243
Parker Retirement Savings Plan
6.340% due 07/15/2008	538	594
Pemex Finance Ltd.
6.125% due 11/15/2003	1,733	1,742
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	152,300	153,922
7.875% due 02/01/2009	3,770	4,298
8.000% due 11/15/2011	100,500	114,067
7.375% due 12/15/2014	32,130	34,700
8.625% due 02/01/2022	58,900	65,968
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	73,200	73,198
4.565% due 07/03/2008 (a)	16,700	16,634
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,338
Premium Asset Trust
1.465% due 11/27/2004 (a)	48,900	49,040
1.410% due 10/06/2005 (a)	300	300
1.521% due 09/08/2007 (a)(n)	34,900	34,400
Prime Property Funding II
7.000% due 08/15/2004	110	115
Prudential Funding Corp.
6.625% due 04/01/2009	17,000	18,563
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	13,911
7.250% due 02/15/2011	29,443	26,351
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	275
9.000% due 11/15/2049 (b)	19,000	2,394
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	88,200	88,722
6.090% due 06/08/2006 (a)	17,800	17,822
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	49,824
9.118% due 03/31/2049 (a)	92,400	116,905
7.648% due 08/31/2049	195	237
Salomon Smith Barney Holdings, Inc.
1.460% due 01/22/2004 (a)	10,000	10,011
7.000% due 03/15/2004	100	103
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	26,295
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,130

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	10

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Studio RE Ltd.
6.210% due 07/07/2006 (a)	$15,600	$15,678
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	550	639
Transamerica Finance Corp.
7.500% due 03/15/2004	270	277
Trinom Ltd.
5.060% due 12/18/2004 (a)	48,700	49,001
U.S. Bancorp
6.500% due 06/15/2004	600	621
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900	48,378
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,300	96,872
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	16,000	16,010
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	51

		4,294,419

Industrials 2.8%
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,182
Albertson’s, Inc.
6.550% due 08/01/2004	240	248
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,680
Altria Group, Inc.
7.750% due 01/15/2027	28,000	29,319
America West Airlines, Inc.
6.870% due 01/02/2017 (a)	1,710	1,483
American Airlines, Inc.
9.850% due 06/15/2008	1,772	1,185
10.210% due 01/01/2010	12,500	7,747
10.610% due 03/04/2011	1,895	1,241
6.978% due 04/01/2011	34,923	34,679
9.780% due 11/26/2011	355	236
10.190% due 05/26/2016	3,661	2,396
AOL Time Warner, Inc.
7.700% due 05/01/2032	54,650	62,979
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	700
Canadian National Railway Co.
6.450% due 07/15/2006	550	607
Coastal Corp.
6.200% due 05/15/2004	3,000	3,000
6.500% due 05/15/2006	810	717
7.500% due 08/15/2006	9,075	8,122
6.375% due 02/01/2009	9,000	7,155
7.750% due 06/15/2010	15,500	12,942
9.625% due 05/15/2012	9,000	8,415
6.700% due 02/15/2027	400	338
7.420% due 02/15/2037	9,000	6,390
ConAgra Foods, Inc.
7.400% due 09/15/2004	3,400	3,578
Continental Airlines, Inc.
6.410% due 04/15/2007	262	230
6.954% due 08/02/2009	10,711	8,177
7.056% due 09/15/2009	40,409	40,448
7.487% due 10/02/2010	1,215	1,191
7.730% due 03/15/2011	2,059	1,455
6.503% due 06/15/2011	9,220	9,047
6.900% due 01/02/2018	1,348	1,271
6.820% due 05/01/2018	6,117	5,704
7.256% due 03/15/2020	25,467	25,086
7.707% due 04/02/2021	3,580	3,492
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004 (a)	3,400	3,401
1.660% due 08/16/2004 (a)	56,100	56,031
6.900% due 09/01/2004	30	31
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)(n)	7,773	3,669
10.430% due 01/02/2011	3,755	2,919
10.140% due 08/14/2012	1,000	737
10.000% due 06/05/2013	10,828	7,986
10.060% due 01/02/2016	6,500	4,599
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,179	9,159
7.570% due 05/18/2012	41,250	41,757
7.111% due 03/18/2013	60,000	58,848
9.200% due 09/23/2014	6,000	4,807
10.000% due 12/05/2014	5,000	3,587
10.500% due 04/30/2016	27,950	21,521
Dex Media East LLC
7.375% due 12/15/2012	2,000	1,645
Duty Free International, Inc.
7.000% due 01/15/2004 (n)	175	82
Eastman Chemical Co.
6.375% due 01/15/2004	17,650	17,872
EchoStar DBS Corp.
4.390% due 10/01/2008 (a)	500	512
El Paso Corp.
6.950% due 12/15/2007	10,100	8,888
6.750% due 05/15/2009	37,069	31,138
7.000% due 05/15/2011	19,500	16,185
7.875% due 06/15/2012	26,100	22,055
8.050% due 10/15/2030	13,500	10,294
7.800% due 08/01/2031	15,600	11,622
7.750% due 01/15/2032	112,280	83,649
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	1,216
Federal Express Corp.
6.845% due 01/15/2019 (a)	764	847
Ford Capital BV
9.500% due 06/01/2010	200	227
Ford Motor Co.
7.250% due 10/01/2008	800	836
Fortune Brands, Inc.
8.500% due 10/01/2003	500	500

11	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

General Motors Corp.
6.250% due 05/01/2005	$300	$314
7.125% due 07/15/2013	2,900	3,047
8.250% due 07/15/2023	65,700	68,878
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,765
HCA, Inc.
6.910% due 06/15/2005 (a)	9,500	10,034
HNA Holdings, Inc.
6.125% due 02/01/2004	200	203
International Game Technology
7.875% due 05/15/2004	14,500	15,021
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	42,550	42,415
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,433
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,719
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)(n)	1,490	1,655
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	51
1.810% due 02/28/2005 (a)	500	502
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,862
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,380	837
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,112
9.375% due 12/02/2008	51,650	61,980
9.250% due 03/30/2018	2,000	2,355
9.500% due 09/15/2027	31,000	37,665
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.800% due 12/01/2003	76,050	76,421
7.000% due 07/15/2005	15,125	15,846
6.950% due 06/01/2006	9,540	10,057
7.200% due 02/01/2007	37,000	39,707
Qwest Corp.
5.650% due 11/01/2004	6,610	6,676
7.200% due 11/01/2004	8,550	8,828
5.625% due 11/15/2008	5,000	4,900
8.875% due 03/15/2012	110,025	122,678
7.500% due 06/15/2023	25,250	23,735
7.250% due 09/15/2025	17,100	15,647
7.200% due 11/10/2026	2,150	1,946
8.875% due 06/01/2031	10,223	10,734
6.875% due 09/15/2033	23,280	20,603
7.250% due 10/15/2035	5,000	4,475
Safeway, Inc.
6.850% due 09/15/2004	250	262
Scotia Pacific Co.
7.710% due 01/20/2014	230	130
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,720
7.625% due 07/15/2011	25,120	20,850
Southern National Gas Co.
7.350% due 02/15/2031	200	185
SR Wind Ltd.
6.386% due 05/18/2005 (a)	12,000	12,057
6.886% due 05/18/2005 (a)	13,000	13,181
Systems 2001 Asset Trust
7.156% due 12/15/2011	28,201	31,167
TCI Communications, Inc.
8.650% due 09/15/2004	625	661
Tenet Healthcare Corp.
6.375% due 12/01/2011	40	39
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,692
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	290
Time Warner Entertainment Co.
10.150% due 05/01/2012	250	338
9.150% due 02/01/2023	475	603
Time Warner, Inc.
7.975% due 08/15/2004	18,032	18,939
9.125% due 01/15/2013	27,765	35,352
6.875% due 06/15/2018	140	156
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,153
Tyco International Group S.A.
5.875% due 11/01/2004	23,675	24,385
UAL Equipment Trust
11.080% due 05/27/2006 (b)(n)	10,249	2,111
United Airlines, Inc.
1.360% due 03/02/2004 (a)	17,730	13,918
9.200% due 03/22/2008 (b)	3,380	1,029
6.201% due 09/01/2008	6,000	4,855
7.730% due 07/01/2010	5,000	3,906
7.186% due 04/01/2011 (b)	19,632	16,706
8.030% due 07/01/2011 (b)	465	71
6.932% due 09/01/2011 (a)	10,500	2,895
10.360% due 11/13/2012 (b)	7,000	2,783
6.071% due 03/01/2013	4,493	3,626
10.020% due 03/22/2014 (b)	11,925	3,550
10.850% due 07/05/2014 (b)	34,111	9,636
10.850% due 02/19/2015 (b)	3,000	848
10.125% due 03/22/2015 (b)	14,300	3,983
9.060% due 06/17/2015 (b)	6,000	2,364
9.210% due 01/21/2017 (b)	15,900	6,465
US Airways, Inc.
6.850% due 01/30/2018	132	123
Walt Disney Co.
5.125% due 12/15/2003	500	504
4.875% due 07/02/2004	10,000	10,243
Waste Management, Inc.
6.375% due 12/01/2003	11,900	11,983
8.000% due 04/30/2004	5,525	5,708

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	12

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 05/15/2004	$94,000	$96,722
Williams Cos., Inc.
6.500% due 08/01/2006	400	403
7.125% due 09/01/2011	5,000	4,963
8.125% due 03/15/2012	600	627
7.625% due 07/15/2019	32,170	30,079
7.875% due 09/01/2021	65,095	61,840
7.500% due 01/15/2031	15,000	13,425
7.750% due 06/15/2031	21,150	19,247
8.750% due 03/15/2032	137,430	136,399

		2,060,418

Utilities 3.1%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	48,200	48,249
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,608
AT&T Corp.
6.000% due 03/15/2009	194	209
7.800% due 11/15/2011	84,300	97,616
8.500% due 11/15/2031	255,295	303,318
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,391
British Telecom PLC
2.435% due 12/15/2003 (a)	225,960	226,447
7.000% due 05/23/2007	25,000	28,188
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,206
Centerior Energy Corp.
7.670% due 07/01/2004	2,500	2,603
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	35,000	35,219
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	95,060
Dynegy Holdings, Inc.
8.750% due 02/15/2012	98,850	90,942
Edison International, Inc.
6.875% due 09/15/2004	350	358
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,797
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,570	19,467
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,000	3,097
France Telecom S.A.
8.450% due 03/01/2006 (a)	34,060	38,561
9.250% due 03/01/2011	57,760	70,674
9.750% due 03/01/2031	175,270	234,818
Hydro - Quebec
1.312% due 09/29/2049 (a)	5,600	4,900
Korea Electric Power Corp.
6.375% due 12/01/2003	220	222
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	15,000
New York Telephone Co.
6.250% due 02/15/2004	150	153
Niagara Mohawk Power Corp.
5.375% due 10/01/2004	175	181
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,940
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	197
Orange PLC
8.750% due 06/01/2006	360	418
Pacific Bell
7.000% due 07/15/2004	50	52
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	101
7.250% due 08/01/2026	10,000	10,425
7.958% due 10/31/2049 (a)	33,700	34,121
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,651
Sprint Capital Corp.
5.700% due 11/15/2003	41,030	41,167
7.900% due 03/15/2005	24,000	25,933
7.125% due 01/30/2006	5,140	5,648
6.000% due 01/15/2007	141,170	152,055
6.125% due 11/15/2008	17,610	19,036
6.375% due 05/01/2009	5,000	5,444
7.625% due 01/30/2011	84,308	95,198
8.375% due 03/15/2012	117,498	138,858
6.900% due 05/01/2019	51,460	52,909
6.875% due 11/15/2028	83,275	81,495
8.750% due 03/15/2032	145,535	173,537
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	13,050
Toledo Edison Co.
7.875% due 08/01/2004	500	525
TXU Corp.
8.250% due 04/01/2004	2,000	2,064
7.000% due 03/15/2013	16,600	18,083
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,871
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,044
United Telecom, Inc.
6.890% due 07/01/2008 (c)	700	768
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)(n)	2,760	3,013
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,876
5.604% due 01/01/2022	3,000	3,000
Wilmington Trust Co.
10.500% due 01/02/2007 (c)(n)	5,307	2,566
10.570% due 01/02/2007 (c)(n)	11,640	5,685
10.500% due 07/01/2008 (c)	322	363
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007 (c)(n)	6,458	3,062

13	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

WorldCom, Inc. - WorldCom Group
7.875% due 05/15/2003 (b)	$3,700	$1,230
6.250% due 08/15/2003 (b)	7,500	2,494
6.400% due 08/15/2005 (b)	12,100	4,023
7.375% due 01/15/2006 (b)	46,800	15,561
7.750% due 04/01/2007 (b)	2,000	665
8.250% due 05/15/2010 (b)	11,500	3,824
7.375% due 01/15/2011 (b)	21,150	7,032

		2,279,268

Total Corporate Bonds & Notes (Cost $8,417,028)		8,634,105

MUNICIPAL BONDS & NOTES 1.7%

Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.960% due 09/01/2021	13,228	13,788
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,331
5.000% due 12/01/2032	10,000	10,198

		39,317

California 0.4%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,200	14,339
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.990% due 12/01/2029 (a)	2,500	2,529
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	22,500	22,581
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	155,347
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,275
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,100	4,029
6.750% due 06/01/2039	8,050	7,211
7.875% due 06/01/2042	5,000	5,058
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,788
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,406
Madera Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028	2,260	2,287
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	5,500	5,552
Orange County, California Water District Certificates of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,132
Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027	2,950	2,992
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,709
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2033	5,000	5,049

		268,284

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	10,000	10,138
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,074
5.000% due 12/01/2027	2,820	2,893

		15,105

Florida 0.1%
Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2033	9,000	9,133
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,568
Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033 (d)	10,000	10,148
Miami-Dade County School Board Certificates of Participation, (FGIC Insured), Series 2003
5.000% due 08/01/2029	30,525	30,973
Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,087

		61,909

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	14

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Illinois 0.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	$21,000	$5,482
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,018
5.000% due 01/01/2034	18,375	18,632
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	757
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	13,000	13,189
5.250% due 01/01/2028	3,000	3,135
Illinois Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,067
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,091
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,300	2,310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,253
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	29,075	27,059
Metropolitan Pier & Exposition Authority III Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,084
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,282
State of Illinois General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058
State of Illinois General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,399
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,069

		144,885

Indiana 0.0%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,097
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,537
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,532
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,586

		25,752

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,090

Kansas 0.0%
Johnson County Unified School District General Obligation Bonds, Series 2001
5.000% due 10/01/2010	5,000	5,654

Massachusetts 0.2%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,310	33,849
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,578
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,098

		134,525

Michigan 0.1%
Allen Park, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	8,430	8,513
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	15,000	15,159
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,389
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	5,750	5,785

15	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	$10,910	$10,974
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,630
West Ottawa, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2032	6,775	6,883

		62,333

Minnesota 0.0%
State of Minnesota General Obligation Bonds, Series 2003
5.000% due 08/01/2010	100	113

Montana 0.0%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	7,500	7,591

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,374	2,881
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2035	11,500	11,623

		14,504

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,599
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	100	101

		13,700

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.640% due 01/01/2018 (a)	2,875	3,734
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	9,500	10,627
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,800	100,662
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042	5,000	4,083
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,505

		130,668

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	5,000	5,024

New York 0.1%
Long Island College Hospital Revenue Bonds, (FHA Insured), Series 2000
8.900% due 08/15/2030	27,700	32,043
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,627
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	20,420	20,575
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,570
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,853
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024 (a)	500	585
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	50
5.000% due 03/15/2032	5,955	5,995
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,469
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010	100	121
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,490

		95,378

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	16

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

North Carolina 0.0%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	$2,733	$3,071

Ohio 0.0%
Ohio State Higher Education Facilities Revenue Bonds, Series 2003
5.000% due 10/01/2033	6,250	6,304

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	11,975	12,213

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	12,315	12,107
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,360

		29,467

Texas 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,913
County of Montgomery, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026	16,000	16,215
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,565
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,036
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,846
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,820
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	101
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,953
5.000% due 08/01/2033	5,000	5,046
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,031
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,583
5.000% due 08/15/2033	45,100	45,342
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,643

		126,094

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	4,000	4,041

Washington 0.1%
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	12,660	12,748
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,599
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	100	88
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015	29,800	33,835
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,117

		64,387

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	7,993	9,036

Total Municipal Bonds & Notes (Cost $1,297,011)		1,284,445

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.875% due 12/15/2004	720	725
2.375% due 04/13/2006	50	50
5.000% due 01/20/2007	150	152
5.250% due 03/22/2007	74,873	76,352

17	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 12/19/2007	$1,000	$1,013
6.250% due 02/17/2011	4,475	4,550
Federal Home Loan Bank
3.625% due 10/15/2004	230	236
3.250% due 08/15/2005	200	206
Freddie Mac
2.150% due 01/21/2005	55	55
4.050% due 06/21/2005	435	444
2.500% due 07/28/2005	35	35
9.000% due 09/15/2008	37	38
Small Business Administration
8.017% due 02/10/2010	76,127	86,398
7.449% due 08/01/2010	92,840	103,556
6.640% due 02/01/2011	18,782	20,389
6.344% due 08/10/2011	5,277	5,660
6.030% due 02/01/2012	34,127	36,074
4.524% due 02/10/2013	32,846	32,316
7.700% due 07/01/2016	452	510
6.950% due 11/01/2016	3,096	3,434
6.700% due 12/01/2016	11,290	12,449
7.150% due 03/01/2017	4,941	5,523
7.500% due 04/01/2017	3,468	3,907
7.190% due 12/01/2019	390	441
7.630% due 06/01/2020	17,912	20,543
6.900% due 12/01/2020	8,582	9,614
5.340% due 11/01/2021	14,731	15,520

Total U.S. Government Agencies (Cost $413,008)		440,190

U.S. TREASURY OBLIGATIONS 9.7%

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	298,179	328,090
3.625% due 01/15/2008	217,529	244,142
3.875% due 01/15/2009	1,611,747	1,841,674
4.250% due 01/15/2010	612,074	718,613
3.500% due 01/15/2011	918,506	1,039,635
3.375% due 01/15/2012	321,722	362,138
3.000% due 07/15/2012	1,316,111	1,441,965
1.875% due 07/15/2013	280,250	278,849
3.625% due 04/15/2028	87,876	105,919
3.875% due 04/15/2029	641,489	808,177
3.375% due 04/15/2032	321	385
U.S. Treasury Strip
0.000% due 11/15/2003	75	75
U.S. Treasury Notes
3.250% due 12/31/2003	100	101
5.875% due 02/15/2004	300	305
5.250% due 05/15/2004	270	277

Total U.S. Treasury Obligations (Cost $6,987,114)		7,170,345

MORTGAGE-BACKED SECURITIES 40.7%

Collateralized Mortgage Obligations 10.7%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029 (a)	4,117	4,166
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	45,608	49,715
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	240	250
Aurora Loan Services
1.810% due 05/25/2030 (a)	2,920	2,899
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	6,522	6,523
6.250% due 08/25/2028	12,084	12,259
6.500% due 05/25/2029 (a)	19,417	19,412
6.178% due 07/25/2031 (a)	117	117
6.346% due 07/25/2032 (a)	31,326	32,068
5.796% due 10/20/2032 (a)	708	724
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	45,585	46,248
6.747% due 02/25/2031 (a)	1,936	1,968
6.859% due 02/25/2031 (a)	1,923	1,951
6.745% due 06/25/2031 (a)	7,920	8,115
6.688% due 09/25/2031 (a)	21	21
6.611% due 11/25/2031 (a)	4,230	4,261
6.755% due 11/25/2031 (a)	3,236	3,252
6.003% due 12/25/2031 (a)	13,426	13,398
6.067% due 12/25/2031 (a)	23,383	23,450
6.129% due 12/25/2031 (a)	36,992	37,101
6.156% due 12/25/2031 (a)(n)	121	121
6.141% due 01/25/2032 (a)	51,238	51,153
6.317% due 02/25/2032 (a)	11,716	11,751
6.023% due 06/25/2032 (a)	107	109
6.137% due 08/25/2032 (a)	14,061	14,332
5.372% due 10/25/2032 (a)	36,153	37,282
5.681% due 01/25/2033 (a)	60,635	60,974
5.415% due 03/25/2033 (a)	54,204	55,898
5.468% due 03/25/2033 (a)	75,250	76,796
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	94	102
5.060% due 12/15/2010	31,067	33,018
7.000% due 02/25/2028 (a)	516	516
6.750% due 04/30/2030	49	48
7.000% due 05/20/2030 (a)	50,230	57,393
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	2,334	2,257
Capco America Securitization Corp.
5.860% due 12/15/2007	30	32
Cendant Mortgage Corp.
6.417% due 11/18/2028 (a)	4,361	4,390
1.760% due 08/25/2030 (a)	198	199
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	29	29
Chase Mortgage Finance Corp.
6.750% due 03/25/2025 (a)	7,946	7,944
6.750% due 10/25/2028	15,172	15,169

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	18

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 02/25/2029	$12,432	$12,572
6.068% due 12/25/2029 (a)	2,695	2,714
6.221% due 12/25/2029 (a)	25,459	25,770
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	222	222
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024	9,080	9,150
6.250% due 08/25/2024	75	76
7.250% due 10/25/2027	1,342	1,341
6.750% due 09/25/2028	3,496	3,527
6.500% due 10/25/2028	11,093	11,153
7.000% due 09/25/2030	1,263	1,262
7.000% due 02/25/2031	2,998	2,998
6.500% due 03/25/2031	2,795	2,802
7.000% due 03/25/2031	8,520	8,628
6.000% due 06/25/2032	4,801	4,848
CMC Securities Corp.
7.250% due 11/25/2027	411	410
6.750% due 05/25/2028	684	687
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,178	2,181
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	134	135
8.800% due 04/20/2019	106	107
COMM Mortgage Trust
6.145% due 02/15/2008	8,419	8,989
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	44,805	46,513
Countrywide Funding Corp.
6.625% due 02/25/2024	110	110
6.750% due 03/25/2024	9,551	9,572
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	2,597	2,626
6.750% due 11/25/2028	1,874	1,873
6.500% due 01/25/2029	16,573	16,637
6.500% due 03/25/2029 (a)	14,039	14,036
6.015% due 07/19/2031 (a)	1,157	1,174
6.025% due 03/19/2032	6,771	6,971
5.345% due 09/19/2032 (a)	4,406	4,512
Credit-Based Asset Servicing & Securitization LLC
1.490% due 10/25/2028 (a)	3,824	3,832
1.520% due 09/25/2029 (a)	379	379
1.430% due 02/25/2030 (a)	14,400	14,355
1.450% due 01/25/2032 (a)	25,371	25,404
Crusade Global Trust
1.620% due 02/15/2030 (a)	25,730	25,768
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	3,575	3,575
7.290% due 09/15/2009	335	391
6.000% due 02/25/2017	5,964	6,092
6.000% due 06/25/2017	4,166	4,234
6.750% due 12/27/2028	15,514	16,115
7.500% due 03/25/2031	9,907	10,094
1.710% due 06/25/2031 (a)	9,274	9,314
1.660% due 11/25/2031 (a)	736	738
6.168% due 12/25/2031	16,946	17,258
1.510% due 02/25/2032 (a)	6,732	6,814
1.117% due 03/25/2032 (a)	7,230	7,039
1.271% due 03/25/2032 (a)	1,194	1,186
6.248% due 04/25/2032 (a)	27,607	28,427
1.500% due 05/25/2032 (a)	52,079	52,124
6.000% due 07/25/2032	2,336	2,348
5.500% due 09/25/2032	7,423	7,491
7.500% due 12/25/2032	124	132
6.000% due 01/25/2033	15,010	15,116
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	713	719
3.843% due 08/01/2021 (a)(c)(n)	2,263	2,261
8.000% due 03/25/2022	51	51
4.157% due 12/25/2022 (a)	388	388
6.405% due 03/25/2023 (a)	59	59
5.269% due 03/25/2024 (a)	53	53
4.360% due 05/25/2024 (a)	29	29
6.648% due 10/25/2024 (a)	151	152
1.610% due 06/25/2026 (a)	422	424
6.850% due 12/17/2027	34	34
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	190	192
Fannie Mae
7.000% due 05/25/2006	66	69
6.500% due 08/25/2007	598	602
6.740% due 08/25/2007	425	479
6.270% due 09/25/2007	3,000	3,327
7.000% due 10/25/2007	81	84
6.500% due 12/25/2007	1,870	1,898
6.250% due 01/25/2008	46,880	51,471
6.500% due 05/25/2008	219	228
15.112% due 09/25/2008 (a)	1,100	1,262
4.000% due 02/25/2009	28	28
6.000% due 02/25/2009	942	1,000
6.500% due 02/25/2009	13	14
6.500% due 03/25/2009	44	47
3.000% due 08/25/2009	65,266	66,332
5.000% due 01/25/2012	78	79
6.370% due 02/25/2013	28,500	31,940
6.500% due 04/25/2013	75	78
5.500% due 11/25/2013	175	177
8.000% due 12/25/2016 (a)	62	68
1.600% due 03/25/2017	1,634	1,645
11.000% due 11/25/2017	490	577
9.250% due 04/25/2018	60	68
9.300% due 05/25/2018	243	266
1.612% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	185	210

19	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

9.500% due 02/25/2019	$537	$609
9.500% due 06/25/2019	513	583
9.300% due 08/25/2019 (a)	22	25
9.000% due 11/25/2019	462	520
7.500% due 12/25/2019	6,638	7,284
9.000% due 12/25/2019	1,876	2,112
7.000% due 03/25/2020	364	394
9.500% due 03/25/2020	661	751
7.500% due 05/25/2020	771	844
9.000% due 05/25/2020	257	279
6.000% due 07/25/2020	32	32
9.000% due 09/25/2020	961	1,083
8.000% due 12/25/2020	1,934	1,942
8.750% due 01/25/2021	962	1,079
9.000% due 01/25/2021	1,703	1,917
9.000% due 03/25/2021	167	189
6.500% due 06/25/2021	2,122	2,239
8.000% due 07/25/2021	4,037	4,457
8.500% due 09/25/2021	1,408	1,571
7.000% due 10/25/2021	2,889	3,129
7.750% due 01/25/2022	6,913	7,605
6.250% due 03/25/2022	1,432	1,442
7.000% due 04/25/2022	11,258	11,883
7.375% due 05/25/2022	5,388	5,786
7.500% due 05/25/2022	837	894
7.000% due 06/25/2022	420	451
8.000% due 06/25/2022	3,400	3,774
7.000% due 07/25/2022	2,035	2,211
7.500% due 07/25/2022	400	437
8.000% due 07/25/2022	22,162	24,447
6.500% due 10/25/2022	3,042	3,140
7.800% due 10/25/2022	1,023	1,129
6.500% due 03/25/2023	530	539
7.000% due 03/25/2023	4,736	4,761
6.900% due 05/25/2023	194	204
7.000% due 06/25/2023	905	1,000
6.000% due 08/25/2023	15,533	16,371
7.400% due 09/25/2023	41	41
6.500% due 10/25/2023	10,404	10,601
6.750% due 10/25/2023	727	798
6.500% due 12/25/2023	187	195
5.000% due 01/25/2024	203	212
6.500% due 02/25/2024 (a)	5,150	5,654
6.000% due 06/25/2024	101	101
6.500% due 08/17/2024	17,000	18,562
4.750% due 01/25/2025	48	48
6.000% due 01/25/2025	61	61
1.450% due 02/25/2025 (a)	950	951
7.500% due 11/17/2025 (a)	289	305
6.500% due 05/25/2026	17	17
7.000% due 12/18/2026	16,308	17,421
6.000% due 12/25/2026	170	175
8.500% due 02/17/2027	1,283	1,392
6.000% due 03/25/2027	320	327
5.000% due 04/18/2027	271	277
6.000% due 05/17/2027	5,470	5,894
6.250% due 05/25/2027	1,808	1,810
7.000% due 06/18/2027	684	761
6.500% due 07/18/2027	209	219
7.500% due 08/20/2027	2,022	2,173
5.750% due 12/20/2027	7,235	7,493
7.000% due 12/20/2027	19,924	21,219
6.000% due 02/25/2028	200	210
1.510% due 04/18/2028 (a)	874	877
6.500% due 06/25/2028	4,425	4,610
6.000% due 07/18/2028	10,298	10,718
6.500% due 07/18/2028	67,412	71,232
9.379% due 09/25/2028 (a)	4,538	5,041
6.500% due 10/25/2028	23,212	24,300
6.000% due 12/25/2028	66	67
6.000% due 01/25/2029	13,019	13,202
6.000% due 02/25/2029	11,827	11,961
6.250% due 02/25/2029	3,500	3,674
6.290% due 02/25/2029	500	542
4.900% due 03/25/2029	48,057	49,486
7.500% due 04/25/2029	630	691
6.000% due 07/25/2029	10,383	10,587
6.000% due 08/25/2029	3,302	3,346
6.000% due 04/25/2030	582	598
7.500% due 06/19/2030	150	164
8.500% due 06/25/2030	13,169	15,262
6.500% due 07/25/2030	250	265
1.535% due 08/25/2030 (a)	11,111	11,185
1.485% due 09/25/2030 (a)	535	542
1.560% due 10/18/2030 (a)	7,765	7,810
7.000% due 11/25/2030	15,843	17,099
6.000% due 05/25/2031	38,936	40,312
6.500% due 07/25/2031	14,242	15,463
7.500% due 07/25/2031	590	648
6.500% due 09/25/2031	13,661	14,348
6.500% due 10/03/2031	11,326	12,425
6.500% due 10/25/2031	61,769	64,395
6.000% due 11/25/2031	40,068	40,518
6.500% due 11/25/2031	22,870	24,984
6.000% due 12/25/2031	37,199	37,351
6.500% due 06/25/2032	17,240	18,045
6.000% due 09/25/2032	11,325	11,488
6.500% due 01/01/2033	133,796	142,284
5.500% due 04/25/2033	15,990	14,662
6.390% due 05/25/2036	36,936	37,151
7.416% due 01/17/2037	16,532	18,021
6.500% due 06/17/2038	5,000	5,436
6.300% due 10/17/2038 (a)	19,353	20,568
6.500% due 10/25/2042	146,020	155,283
Federal Home Loan Bank
5.500% due 03/15/2015	21,511	21,941
Federal Housing Administration
8.450% due 07/01/2012 (n)	483	530
6.997% due 09/01/2019	1,917	1,910
7.430% due 01/01/2020 (n)	2,265	2,262

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	20

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.430% due 08/01/2020	$393	$392
7.430% due 12/01/2023	2,476	2,490
7.675% due 09/01/2030 (n)	5,776	6,472
7.125% due 12/01/2035 (n)	6,572	6,775
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,231
7.130% due 05/18/2026	9,318	9,061
7.270% due 09/18/2027	273	274
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)(n)	275	260
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	45	46
6.750% due 02/25/2031	11,760	11,758
6.250% due 01/25/2032	28,921	29,905
First Interstate Bancorp
8.875% due 01/01/2009 (c)(n)	69	70
9.125% due 01/01/2009 (a)(c)(n)	4	4
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,683
8.000% due 10/25/2030	169	169
6.750% due 08/21/2031	58,400	60,567
8.500% due 08/25/2031	332	346
1.710% due 09/25/2031 (a)	888	892
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	9,725	9,739
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	159	160
Freddie Mac
6.750% due 10/15/2003 (a)	264	264
7.000% due 10/15/2003	38	38
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	187	191
7.500% due 04/01/2007	3	3
7.750% due 04/01/2007	1	1
8.000% due 10/01/2007	11	12
6.250% due 10/15/2007	1,762	1,787
6.500% due 09/15/2008	86	89
6.000% due 11/15/2008 (a)	147	155
6.200% due 12/15/2008	4,434	4,679
8.500% due 03/01/2009	53	57
6.000% due 03/15/2009	238	251
7.000% due 06/01/2010	4	5
6.000% due 11/15/2014	1,100	1,126
6.500% due 12/15/2014	570	583
6.000% due 06/15/2015	1,043	1,051
10.100% due 09/01/2016	211	237
5.000% due 09/15/2016	53,521	55,820
5.000% due 11/15/2016	86,471	90,143
10.000% due 11/15/2019	31	31
9.000% due 09/15/2020	19	19
7.000% due 10/15/2020	116	116
8.900% due 11/15/2020	4,058	4,063
9.500% due 11/15/2020	889	891
6.000% due 12/15/2020	68	68
7.000% due 12/15/2020	55	56
8.750% due 12/15/2020	389	389
9.000% due 12/15/2020	822	827
9.500% due 01/15/2021	655	656
8.000% due 04/15/2021 (a)	25	25
8.500% due 06/15/2021 (a)	7,301	7,492
6.950% due 07/15/2021	131	131
9.000% due 07/15/2021	789	835
6.950% due 08/15/2021	40	40
9.500% due 08/15/2021	501	503
4.500% due 09/15/2021	89	89
6.500% due 09/15/2021	273	273
7.000% due 09/15/2021	36	37
8.000% due 12/15/2021	5,698	5,977
8.250% due 06/15/2022	1,172	1,246
6.650% due 07/15/2022	105	106
7.000% due 07/15/2022	3,403	3,598
8.500% due 10/15/2022	1,899	1,931
6.000% due 11/15/2022	209	212
6.250% due 11/15/2022	200	207
6.500% due 11/15/2022	100	103
7.000% due 12/15/2022	9,788	9,978
7.500% due 01/15/2023	13,391	14,304
6.500% due 02/15/2023	701	715
6.250% due 04/15/2023	388	401
7.500% due 05/01/2023	219	236
7.000% due 07/15/2023	2,353	2,553
7.500% due 07/15/2023 (a)	238	243
6.500% due 08/15/2023	187	202
3.840% due 10/25/2023 (a)	3,467	3,579
7.410% due 10/25/2023 (a)	693	757
6.500% due 11/15/2023	6,607	6,655
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	119
6.500% due 03/15/2024	387	393
7.499% due 03/15/2024	1,409	1,410
8.000% due 04/25/2024	167	179
8.500% due 08/01/2024	414	452
6.500% due 09/15/2024	14	14
8.000% due 09/15/2024	15,609	17,029
8.500% due 11/01/2024	171	186
6.000% due 11/15/2024	91	92
6.000% due 12/15/2024	138	139
5.750% due 01/15/2025	185	187
5.000% due 03/15/2025	25,075	25,265
5.750% due 06/15/2025	100	102
6.500% due 03/15/2026	14	14
6.000% due 08/15/2026	601	606
4.362% due 10/01/2026 (a)	1,041	1,077
6.000% due 11/15/2026	550	566
6.250% due 11/15/2026	490	497
6.000% due 02/15/2027	156	160
6.000% due 03/15/2027	8,307	8,383
6.500% due 03/15/2027	9,766	9,799
7.500% due 03/17/2027	10,044	10,716
3.515% due 05/01/2027 (a)	67	70

21	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.500% due 06/15/2027	$150	$156
6.500% due 06/15/2027	12,279	13,094
7.500% due 06/20/2027	31,500	33,796
6.000% due 07/15/2027	100	102
6.500% due 08/15/2027	19,185	20,640
6.500% due 09/15/2027	52,022	52,977
6.500% due 10/15/2027	20,005	21,433
6.000% due 11/15/2027	665	695
5.750% due 01/15/2028	19	19
6.000% due 01/15/2028	212	215
6.500% due 01/25/2028	8,691	9,251
6.250% due 03/15/2028	10,000	10,658
6.000% due 04/15/2028	71,006	71,702
6.500% due 04/15/2028	162,908	173,016
6.500% due 05/15/2028	55,454	57,985
5.950% due 06/15/2028	31,031	31,400
6.500% due 06/15/2028	74,080	79,586
6.500% due 06/20/2028	28,108	30,238
6.500% due 07/15/2028	114,666	121,350
6.100% due 08/15/2028	2	2
6.500% due 08/15/2028	446,567	474,797
7.000% due 11/15/2028	8,379	8,931
6.000% due 12/01/2028	813	843
6.000% due 12/15/2028	53,731	55,579
6.250% due 12/15/2028	2,006	2,118
6.500% due 12/15/2028	8,526	9,093
6.000% due 01/15/2029	49,994	51,403
6.500% due 01/15/2029	28,380	30,239
6.000% due 02/15/2029 (a)	4,611	4,800
6.500% due 03/15/2029 (a)	58,753	61,857
6.500% due 04/15/2029	15,561	16,538
8.000% due 09/15/2029	9,566	10,889
1.460% due 12/15/2029 (a)	228	230
7.500% due 01/15/2030	8,109	8,814
7.250% due 05/15/2030	1,033	1,068
6.500% due 06/15/2030	10,962	11,229
7.500% due 07/15/2030	758	804
7.000% due 08/15/2030	9,585	10,124
7.500% due 08/15/2030	27,097	29,302
1.610% due 09/15/2030 (a)	1,323	1,330
7.000% due 09/15/2030 (a)	34,109	36,174
7.000% due 10/15/2030	22,487	23,880
7.500% due 10/15/2030	33,803	36,116
1.560% due 11/15/2030 (a)	230	232
6.500% due 04/15/2031	12,274	12,894
5.500% due 05/15/2031	880	897
6.000% due 06/15/2031	10,012	10,150
5.500% due 07/15/2031	12,787	13,054
6.500% due 08/15/2031	18,341	20,007
6.000% due 12/15/2031	10,769	11,380
6.500% due 02/15/2032	19,269	21,046
6.500% due 06/15/2032	18,336	19,797
3.500% due 07/15/2032	207	209
6.500% due 07/15/2032	10,728	11,628
4.076% due 08/15/2032 (a)	15,569	16,208
6.000% due 08/15/2032	23,516	23,755
6.000% due 09/15/2032	6,761	6,875
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	1,001	989
GE Capital Mortgage Services, Inc.
6.500% due 05/25/2029	5,764	5,762
General Electric Capital Mortgage Services, Inc.
6.000% due 02/25/2024	6,081	6,159
6.350% due 05/25/2029	1,434	1,434
6.750% due 05/25/2029	8,892	8,890
6.500% due 07/25/2029 (a)	71,874	72,185
7.000% due 09/25/2029	7,227	7,225
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	269
6.150% due 11/15/2007	115	122
6.974% due 05/15/2008	20,718	22,913
8.950% due 08/20/2017	213	237
6.570% due 09/15/2033	27,297	29,746
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)(n)	5,631	6,094
Government Lease Trust
6.390% due 05/18/2007	10,000	10,982
4.000% due 05/18/2011	35,750	34,363
6.480% due 05/18/2011	14,000	15,782
Government National Mortgage Association
8.000% due 06/20/2025	57	62
7.000% due 10/20/2025 (a)	7,000	7,175
1.660% due 12/16/2025 (a)	611	615
6.750% due 05/16/2026	237	247
7.500% due 07/16/2027	22,655	24,329
6.500% due 04/20/2028	14,054	15,176
6.500% due 06/20/2028	44,048	46,761
6.750% due 06/20/2028	26,752	28,684
7.250% due 07/16/2028	30	32
6.500% due 07/20/2028	74,982	80,091
6.500% due 09/20/2028	48,973	52,304
4.500% due 11/16/2028	18,670	18,015
4.500% due 12/20/2028	12,272	11,864
6.500% due 01/20/2029 (a)	33,468	35,524
7.000% due 02/16/2029	6,815	7,423
6.500% due 03/20/2029 (a)	16,259	17,431
6.000% due 05/20/2029	12,832	13,722
7.500% due 11/20/2029	2,762	3,024
7.000% due 01/16/2030	7,868	8,497
1.610% due 02/16/2030 (a)	13,786	13,884
1.710% due 02/16/2030 (a)	12,162	12,273
1.760% due 02/16/2030 (a)	6,384	6,448
7.500% due 02/20/2030	25,861	28,091
1.510% due 06/20/2030 (a)	1,442	1,448
7.500% due 08/20/2030	13,269	14,024
1.610% due 09/20/2030 (a)	1,881	1,891
7.500% due 09/20/2030	6,180	6,678
1.560% due 10/16/2030 (a)	7,152	7,192
7.000% due 10/16/2030	30,508	32,045
6.500% due 03/20/2031	6,980	7,481

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	22

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.000% due 06/16/2032	$19,206	$20,655
6.000% due 07/20/2032	9,168	9,409
6.750% due 10/16/2040	28,658	30,873
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,424
6.624% due 05/03/2018 (a)	55,900	63,159
6.044% due 08/15/2018 (a)(n)	20,511	22,250
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	4,210	4,214
6.000% due 03/25/2032	2,692	2,760
G-Wing Ltd.
3.770% due 05/06/2004 (a)	32,892	32,645
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	4,194	4,200
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	31	31
Home Savings of America
8.464% due 08/01/2006 (a)(n)	6	6
4.014% due 05/25/2027 (a)	929	926
Impac CMB Trust
1.455% due 12/15/2030 (a)	15,664	15,707
1.390% due 11/25/2031 (a)	12,199	12,219
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	20,874	21,581
Imperial Savings Association
8.208% due 01/25/2017 (a)	20	20
8.847% due 07/25/2017 (a)	55	55
Independent National Mortgage Corp.
2.710% due 07/25/2025 (a)	284	284
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031 (a)	3,740	3,842
6.527% due 01/25/2032 (a)	22,639	23,093
6.596% due 01/25/2032 (a)	4,427	4,501
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (n)	124	132
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,836
7.069% due 09/15/2029	24	25
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	1	1
LB Mortgage Trust
8.399% due 01/20/2017 (a)(n)	50,221	55,987
Lehman Large Loan Trust
6.790% due 06/12/2004	19	19
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032	25,393	26,076
Mellon Residential Funding Corp.
6.110% due 01/25/2029	6,267	6,317
4.214% due 07/25/2029 (a)	20,374	20,491
1.600% due 10/20/2029 (a)	30,358	30,431
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	797	806
6.888% due 06/15/2021 (a)	2,997	3,238
7.148% due 06/15/2021 (a)	2,812	3,049
7.695% due 06/15/2021 (a)	624	680
1.410% due 01/20/2030 (a)	548	549
5.650% due 12/15/2030	2,270	2,354
MLCC Mortgage Investors, Inc.
1.360% due 09/15/2026 (a)	9,957	9,948
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005	28	28
6.190% due 01/15/2007	7,931	8,251
6.170% due 10/03/2008	750	833
6.160% due 04/03/2009 (a)	9,580	10,347
7.460% due 02/15/2020	1,041	1,041
6.220% due 06/01/2030	30	32
6.590% due 10/03/2030 (a)	2,387	2,448
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	565
7.008% due 09/20/2006	13,111	14,279
6.001% due 11/18/2031	46	49
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	3,834	3,875
6.500% due 07/25/2028	10,459	10,593
6.250% due 10/25/2028	4,345	4,441
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,146
1.470% due 04/10/2007 (a)	8,512	8,519
6.888% due 05/10/2007	420	472
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	10,334	10,879
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	510
Norwest Asset Securities Corp.
6.500% due 02/25/2029	30,507	30,500
6.200% due 04/25/2029 (a)	23,548	23,529
6.500% due 04/25/2029	13,979	13,976
6.500% due 06/25/2029 (a)	32,119	32,223
6.500% due 10/25/2029	1,377	1,382
7.000% due 11/25/2029	6,660	6,681
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	774	777
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	183	185
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	3,371	3,368
PHH Mortgage Services Corp.
7.142% due 11/18/2027 (a)	204	214
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	563	562
6.750% due 12/25/2027	3,935	3,930
6.925% due 02/25/2028	229	229
7.000% due 02/25/2028	2,773	2,773
7.000% due 05/25/2028	300	304
6.750% due 07/25/2028	959	979
6.750% due 09/25/2028	1,123	1,147
6.750% due 10/25/2028	5,347	5,426
6.750% due 12/25/2028	8,549	8,765
6.250% due 01/25/2029	6,062	6,148
6.500% due 01/25/2029	396	402

23	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

6.300% due 03/25/2029	$9,955	$10,233
6.200% due 06/25/2029 (a)	7,907	8,100
6.500% due 06/25/2029 (a)	48,393	49,779
7.000% due 06/25/2030	6,698	6,878
1.560% due 12/25/2030 (a)	790	791
7.500% due 02/25/2031	787	787
7.375% due 05/25/2040 (a)	124	126
PNC Mortgage Trust
8.250% due 03/25/2030	6,197	6,330
Prudential Home Mortgage Securities
7.400% due 11/25/2007	216	216
7.500% due 03/25/2008	1,518	1,549
6.500% due 07/25/2008	3,715	3,712
6.950% due 11/25/2022	130	130
6.500% due 01/25/2024	5	5
6.250% due 04/25/2024	14,672	15,049
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	5,651	6,051
Prudential-Bache Trust
8.400% due 03/20/2021	2,706	2,788
Regal Trust IV
3.630% due 09/29/2031 (a)(n)	8,090	7,591
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	6	6
6.750% due 06/19/2028	9,713	9,781
6.500% due 04/19/2029	1,633	1,648
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	2,197	2,196
7.000% due 02/25/2028	13,178	13,365
6.500% due 12/25/2028	131	133
6.500% due 05/25/2029	1,782	1,819
Residential Asset Securitization Trust
5.180% due 01/25/2027	62	62
7.000% due 01/25/2028	4,236	4,234
6.750% due 03/25/2028	10,761	10,749
6.500% due 12/25/2028	306	308
6.750% due 03/25/2029	28	28
7.875% due 01/25/2030	157	161
8.000% due 02/25/2030	1,233	1,247
1.810% due 09/25/2030 (a)	2,070	2,077
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	166	170
8.000% due 01/25/2023	173	173
8.000% due 02/25/2023	235	235
7.500% due 12/25/2025	244	243
7.500% due 04/25/2027	311	311
7.250% due 08/25/2027	47	47
7.250% due 10/25/2027	1,789	1,787
7.000% due 11/25/2027	1,249	1,247
6.750% due 02/25/2028	1,855	1,854
6.750% due 06/25/2028	11,835	11,830
6.750% due 07/25/2028	4,613	4,611
6.750% due 08/25/2028	12,170	12,165
6.750% due 09/25/2028	19,140	19,136
6.500% due 10/25/2028	12,170	12,167
6.250% due 11/25/2028	1,201	1,200
6.500% due 12/25/2028	13,087	13,129
6.500% due 01/25/2029	64,031	64,934
6.500% due 03/25/2029	27,960	28,232
6.500% due 05/25/2029	11,964	12,010
6.500% due 06/25/2029 (a)	3,531	3,565
6.750% due 07/25/2029 (a)	17,447	17,548
7.000% due 10/25/2029	8,325	8,321
7.500% due 12/25/2030	300	300
6.339% due 06/25/2031 (a)	1,324	1,323
6.500% due 03/25/2032	4,662	4,739
5.634% due 09/25/2032 (a)	57,372	58,241
6.000% due 09/25/2032	1,937	1,966
6.250% due 09/25/2032	4,150	4,160
Resolution Trust Corp.
4.834% due 05/25/2029 (a)	1,049	1,048
6.133% due 05/25/2029 (a)(n)	1,225	1,199
7.551% due 05/25/2029 (a)	724	723
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	1,368	1,440
Ryland Acceptance Corp.
11.500% due 12/25/2016	28	29
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
4.398% due 08/25/2022 (a)	637	643
SACO I, Inc.
7.635% due 07/25/2030 (a)	291	292
1.500% due 10/25/2030 (a)(n)	2,414	2,402
1.540% due 09/25/2040 (a)	50	50
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(n)	108	106
3.936% due 10/25/2023 (a)	39	38
6.103% due 03/25/2024 (a)	92	92
5.645% due 07/01/2024 (a)	854	852
7.204% due 09/25/2024 (a)	92	92
6.113% due 10/25/2024 (a)	65	65
1.610% due 11/25/2024	837	831
6.236% due 11/25/2024 (a)	143	142
1.450% due 04/25/2029 (a)	166	165
1.490% due 04/25/2029 (a)	272	273
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	764	772
Sears Mortgage Securities
12.000% due 02/25/2014	246	247
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	108	108
4.551% due 10/25/2023 (a)	106	106
4.231% due 11/26/2023 (a)	343	343
Sequoia Mortgage Trust
2.160% due 10/25/2024 (a)	33,636	33,884
1.460% due 10/19/2026	2,163	2,200
1.680% due 06/20/2032 (a)	1,228	1,221
1.450% due 07/20/2033 (a)	976	970
Small Business Administration
7.540% due 08/10/2009	63,399	70,933

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	24

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.640% due 03/10/2010	$52,281	$58,616
7.452% due 09/01/2010	30,524	34,011
6.340% due 03/01/2021	27,825	30,509
5.130% due 09/01/2023 (n)	9,272	9,510
Structured Asset Mortgage Investments, Inc.
5.191% due 05/25/2022 (n)	6,353	6,247
6.872% due 06/25/2028 (a)	1,238	1,267
6.250% due 11/25/2028	14,321	14,476
6.502% due 06/25/2029 (a)	5,106	5,135
7.121% due 02/25/2030 (a)	488	498
6.750% due 05/02/2030 (n)	11,586	12,147
7.260% due 04/25/2032	10,873	11,213
1.440% due 09/19/2032 (a)	112,556	112,129
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,137	9,105
Structured Asset Securities Corp.
7.000% due 02/25/2016	4,008	4,059
7.500% due 07/25/2016	9,613	9,879
1.410% due 10/25/2027 (a)	647	647
7.000% due 12/25/2027 (a)	1,244	1,243
7.750% due 02/25/2028	27	27
6.750% due 07/25/2029	568	569
1.710% due 11/25/2030 (a)	1,229	1,228
1.560% due 05/25/2031 (a)	759	760
5.800% due 09/25/2031	6,331	6,390
6.500% due 09/25/2031 (a)	34,532	35,170
6.600% due 12/25/2031	2,315	2,343
6.250% due 01/25/2032	81,288	83,613
1.400% due 02/25/2032 (a)	83,911	83,763
6.143% due 02/25/2032 (a)	33,226	34,278
2.887% due 05/25/2032 (a)	2,222	2,233
1.852% due 07/25/2032 (a)	871	878
6.150% due 07/25/2032 (a)	46,648	47,490
6.000% due 09/25/2032	65	66
5.500% due 10/25/2032	4,923	5,014
5.450% due 03/25/2033 (a)	31,468	31,566
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	46	47
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	49,095	48,334
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	6,921	6,927
Torrens Trust
1.366% due 07/15/2031 (a)	14,636	14,658
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,283
6.800% due 01/25/2028	15,000	15,727
United Mortgage Securities Corp.
4.294% due 06/25/2032 (a)	9,705	9,721
4.967% due 09/25/2033 (a)	498	504
Vendee Mortgage Trust
6.500% due 05/15/2020	21,716	22,406
6.500% due 09/15/2024	23,603	25,018
6.823% due 01/15/2030 (a)	9,076	9,444
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,294	1,294
5.530% due 07/25/2032 (a)	5,374	5,521
5.207% due 10/25/2032 (a)	92,869	94,346
5.750% due 12/25/2032	144	146
5.060% due 05/25/2033 (a)	17,135	17,600
6.018% due 10/19/2039 (a)	678	677
6.252% due 10/19/2039 (a)	28,385	28,465
6.393% due 10/19/2039	45,323	45,320
3.247% due 12/25/2040 (a)	17,286	17,230
3.956% due 01/25/2041 (a)	24,899	24,851
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	279	283
7.000% due 03/25/2031	582	582
6.431% due 10/25/2031 (a)	3,071	3,082
6.561% due 10/25/2031 (a)	363	364
6.573% due 10/25/2031 (a)	3,142	3,142
5.943% due 01/25/2032	5,752	5,737
6.029% due 01/25/2032 (a)	7,800	7,798
5.107% due 09/25/2032 (a)	29,787	30,081
5.000% due 01/25/2033	164	164
5.500% due 01/25/2033	468	472

		7,861,493

Fannie Mae 24.7%
2.839% due 10/01/2040 (a)	7,695	7,816
2.849% due 10/01/2030 - 09/01/2040 (a)(e)	10,163	10,318
2.948% due 10/01/2030 - 10/01/2040 (a)(e)	13,942	14,155
3.091% due 02/01/2020	58	59
3.298% due 11/01/2023 (a)	74	76
3.372% due 09/01/2022 (a)	382	389
3.401% due 09/01/2017 (a)	2,333	2,337
3.460% due 05/01/2022 - 03/01/2033 (a)(e)	585	593
3.468% due 09/01/2024 (a)	637	645
3.492% due 04/01/2027 (a)	31	32
3.500% due 10/01/2023 (a)	135	139
3.522% due 05/01/2023 (a)	348	360
3.581% due 09/01/2022 (a)	344	350
3.642% due 05/01/2024 (a)	872	906
3.700% due 11/01/2024	6,996	7,099
3.713% due 06/01/2024 (a)	250	257
3.789% due 10/01/2024 (a)	134	139
3.838% due 05/01/2025 (a)	991	1,027
3.853% due 07/01/2024 (a)	1,880	1,944
3.887% due 08/01/2025	3,204	3,263
3.915% due 04/01/2024	1,404	1,424
3.922% due 11/01/2025 (a)	1,390	1,432
3.942% due 08/01/2027 (a)	9,074	9,285
4.000% due 08/01/2018	995	981
4.028% due 05/01/2026 (a)	165	171
4.043% due 08/01/2026 (a)	583	604
4.094% due 01/01/2026 (a)	315	327

25	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

4.098% due 12/01/2023 (a)	$412	$422
4.130% due 06/01/2023 (a)	486	496
4.156% due 03/01/2025 (a)	2,683	2,774
4.189% due 11/01/2025 (a)	672	694
4.199% due 11/01/2025 - 04/01/2027 (a)(e)	858	885
4.200% due 12/01/2023 (a)	325	334
4.243% due 03/01/2026 (a)	272	278
4.258% due 10/01/2027 (a)	1,516	1,570
4.262% due 01/01/2024 (a)	262	269
4.266% due 11/01/2025 (a)	135	139
4.300% due 09/01/2025 (a)	428	442
4.315% due 01/01/2024 (a)	263	269
4.330% due 02/01/2026 (a)	174	179
4.348% due 01/01/2024 (a)	413	425
4.357% due 09/01/2023 (a)	860	892
4.366% due 12/01/2023 (a)	56	57
4.372% due 10/01/2024 (a)	282	293
4.373% due 11/01/2023 (a)	352	361
4.416% due 01/01/2018 (a)	696	715
4.454% due 09/01/2024 (a)	908	938
4.482% due 10/01/2023 (a)	81	83
4.486% due 02/01/2028 (a)	98	100
4.500% due 05/01/2018	94	95
4.597% due 12/01/2023 (a)	298	305
4.608% due 04/01/2026 (a)	325	334
4.617% due 12/01/2027 (a)	1,880	1,945
4.632% due 02/01/2028 (a)	247	253
4.710% due 11/01/2023 (a)	38	39
4.894% due 05/01/2030 (a)	79	82
4.918% due 08/01/2023 (a)	141	142
5.000% due 02/01/2013 - 06/01/2033 (e)(n)	2,861,529	2,933,546
5.086% due 10/01/2024 (a)	46	47
5.092% due 02/01/2033	218	226
5.350% due 09/01/2027 (a)	157	163
5.500% due 03/01/2006 - 04/01/2033 (a)(e)	2,322,126	2,405,260
5.570% due 07/01/2019 (a)	285	295
5.936% due 12/01/2031	5,494	6,060
6.000% due 11/01/2003 - 10/15/2033 (e)	12,047,378	12,463,961
6.048% due 01/01/2011	146	166
6.090% due 12/01/2008	47	52
6.133% due 09/01/2029 (a)	114	117
6.150% due 08/01/2027 (a)	439	453
6.210% due 08/01/2010	49,070	54,984
6.255% due 09/01/2013	64,000	71,737
6.271% due 05/01/2023 (a)	833	854
6.420% due 12/01/2007	150	167
6.500% due 11/01/2003 - 01/01/2033 (e)	40,473	42,261
6.530% due 10/01/2013	4,174	4,677
6.550% due 01/01/2008	901	1,006
6.555% due 08/01/2028	2,164	2,313
6.730% due 11/01/2007	1,080	1,210
6.900% due 06/01/2007	337	371
6.982% due 06/01/2007	395	437
7.000% due 10/01/2003 - 06/01/2032 (a)(e)	13,702	14,446
7.040% due 03/01/2007	51	57
7.250% due 01/01/2008 - 01/01/2023 (e)	5,162	5,493
7.347% due 10/01/2009	484	559
7.364% due 06/01/2030 (a)	2,780	2,870
7.460% due 08/01/2029	3,840	4,343
7.500% due 10/01/2010 - 03/01/2032 (a)(e)	7,634	8,441
7.750% due 06/01/2009	91	97
7.780% due 01/01/2018	2,179	2,636
7.850% due 07/01/2018	6,477	7,845
7.920% due 03/01/2018	2,687	3,287
7.980% due 05/01/2030	6,534	6,960
8.000% due 12/01/2007 - 06/01/2032 (e)	6,975	7,525
8.060% due 04/01/2030	1,816	1,915
8.080% due 04/01/2030	995	1,050
8.250% due 10/01/2008 - 03/01/2030 (e)	1,877	2,264
8.490% due 06/01/2025	959	1,029
8.500% due 11/01/2004 - 10/01/2032 (e)	22,485	24,261
9.000% due 10/01/2004 - 12/01/2027 (e)	2,687	2,941
9.500% due 12/01/2006 - 07/01/2026 (e)	3,456	3,817
9.750% due 11/01/2008	6	6
10.000% due 02/01/2005 - 05/01/2022 (e)	608	684
10.500% due 11/01/2013 - 04/01/2022 (e)	211	236
11.000% due 11/01/2013 - 11/01/2020 (e)	121	138
11.500% due 08/20/2016 - 11/01/2019 (e)	31	36
12.000% due 05/01/2016	4	4
12.500% due 10/01/2015	16	19
13.250% due 09/01/2011	7	8
14.500% due 01/01/2013	3	3
14.750% due 08/01/2012	90	109
15.000% due 10/01/2012 (a)	154	185
15.500% due 10/01/2012 - 12/01/2012 (e)	9	10
15.750% due 12/01/2011 - 08/01/2012 (e)	60	73
16.000% due 09/01/2012	66	79

		18,175,727

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	26

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Federal Housing Administration 0.4%

4.918% due 11/01/2019	$111	$111
6.755% due 03/01/2041	16,005	16,764
6.780% due 07/25/2040	7,533	8,153
6.790% due 05/01/2039	10,662	10,023
6.830% due 12/01/2039 (n)	3,432	3,901
6.875% due 11/01/2015	2,636	2,647
6.880% due 10/01/2040 - 02/01/2041 (e)	21,437	22,547
6.896% due 07/01/2020	15,892	15,822
6.900% due 12/01/2040	22,594	23,654
6.930% due 07/01/2014 - 01/01/2036 (e)(n)	7,054	7,548
6.960% due 05/01/2016	6,694	6,661
7.050% due 03/25/2040	86	92
7.110% due 05/01/2019	3,364	3,355
7.125% due 03/01/2034	4,313	4,456
7.211% due 12/01/2021	1,040	1,037
7.250% due 06/01/2040	8,185	9,220
7.310% due 06/01/2041	23,407	24,752
7.315% due 08/01/2019	17,087	17,049
7.350% due 11/01/2020	3,070	3,062
7.375% due 02/01/2018 - 02/01/2022 (e)	4,881	4,873
7.400% due 01/25/2020 - 02/01/2021 (e)	10,937	10,944
7.430% due 12/01/2016 - 06/25/2024 (e)	63,999	63,925
7.450% due 05/01/2021 - 10/01/2023 (e)	7,687	7,701
7.460% due 01/01/2023	1,218	1,220
7.465% due 11/01/2019	12,460	12,491
7.500% due 03/01/2032	3,318	3,329
7.580% due 12/01/2040	7,350	7,863
7.630% due 08/01/2041	17,615	16,849
7.650% due 11/01/2018	122	118
7.780% due 11/01/2040	7,347	8,108
8.250% due 01/01/2041	4,683	4,854
8.375% due 02/01/2012	309	294

		323,423

Freddie Mac 3.4%

1.510% due 06/15/2031 (a)	4,773	4,815
2.750% due 06/01/2017 (a)	9	9
2.875% due 04/01/2017 (a)	16	16
3.348% due 07/01/2022 (a)	351	364
3.481% due 10/01/2023 (a)	73	74
3.500% due 08/01/2024 (a)	109	113
3.719% due 08/01/2023 (a)	301	312
3.777% due 09/01/2023 (a)	1,561	1,614
3.849% due 03/01/2024	711	733
3.873% due 04/01/2023 (a)	102	104
3.928% due 11/01/2026 (a)	2,459	2,549
3.943% due 07/01/2025 (a)	2,950	3,052
3.972% due 07/01/2023 (a)	775	794
3.975% due 09/01/2023 (a)	2,976	3,082
3.982% due 10/01/2023 (a)	458	463
3.985% due 05/01/2023 (a)	436	445
3.997% due 05/01/2023 (a)	335	346
4.080% due 09/01/2028	18	19
4.172% due 12/01/2022 (a)	86	88
4.250% due 01/01/2019 (a)	2	2
4.283% due 06/01/2024 (a)	1,234	1,279
4.295% due 04/01/2024 (a)	2,573	2,662
4.316% due 06/01/2022 (a)	184	190
4.331% due 01/01/2028 (a)	49	51
4.350% due 08/01/2023 (a)	3,286	3,394
4.365% due 11/01/2023 (a)	33	34
4.368% due 07/01/2027 (a)	74	77
4.372% due 10/01/2023 - 04/01/2029 (a)(e)	690	714
4.374% due 05/01/2023 (a)	320	330
4.385% due 10/01/2023 (a)	659	682
4.397% due 08/01/2023 (a)	113	117
4.401% due 09/01/2023 (a)	464	480
4.424% due 08/01/2023 (a)	3	3
4.461% due 01/01/2024 (a)	140	145
4.484% due 06/01/2024 (a)	510	530
4.498% due 07/01/2024 (a)	593	614
4.505% due 08/01/2023 (a)	2,026	2,095
4.523% due 07/01/2023 (a)	171	178
4.572% due 10/01/2023 (a)	435	451
4.621% due 01/01/2024 (a)	140	145
4.635% due 12/01/2023 (a)	384	397
4.825% due 12/01/2026 (a)	2,254	2,301
4.830% due 06/01/2022 (a)	437	452
5.000% due 02/01/2007 - 10/20/2018 (e)	315,356	322,945
5.500% due 10/01/2008 - 10/15/2033 (a)(e)	4,444	4,578
5.738% due 07/01/2032	61	63
5.875% due 09/01/2018 (a)	305	311
6.000% due 01/01/2011 - 10/15/2033 (e)	1,797,100	1,859,661
6.032% due 11/01/2028 (a)	5,393	5,579
6.500% due 05/01/2005 - 10/15/2033 (a)(e)(n)	203,184	212,313
6.775% due 11/01/2003 (n)	17	17
7.000% due 11/01/2003 - 03/01/2032 (e)	55,258	58,603
7.250% due 11/01/2008	34	36
7.271% due 09/01/2027 (a)	624	644
7.500% due 11/01/2003 - 10/01/2030 (e)	1,363	1,449
7.645% due 05/01/2025	3,524	4,226
7.826% due 07/01/2030 (a)	7,613	7,882
8.000% due 10/01/2003 - 09/01/2024 (e)	1,365	1,457

27	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

8.250% due 08/01/2007 - 12/01/2009 (e)	$66	$70
8.500% due 04/01/2004 - 06/01/2030 (e)	1,443	1,568
8.750% due 04/01/2009 - 12/01/2010 (e)	17	19
9.000% due 07/01/2004 - 07/01/2030 (e)	367	397
9.250% due 10/01/2009 - 11/01/2013 (e)	6	7
9.500% due 09/01/2004 - 12/01/2022 (a)(e)	450	499
9.750% due 11/01/2004 - 11/01/2008 (e)	3	4
10.000% due 06/01/2004 - 03/01/2021 (e)	320	353
10.250% due 04/01/2009 - 07/01/2009 (e)	410	452
10.500% due 10/01/2017 - 01/01/2021 (e)	133	152
10.750% due 09/01/2009 - 12/01/2015 (a)(e)	170	188
11.000% due 04/01/2010 - 05/01/2020 (e)	292	327
11.250% due 10/01/2009 - 09/01/2015 (e)	10	12
11.500% due 01/01/2018	23	26
12.500% due 12/01/2012 (a)	8	9
13.250% due 10/01/2013	71	83
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011 - 11/01/2011 (e)	7	8
16.250% due 05/01/2011	1	2

		2,520,266

Government National Mortgage Association 1.5%
3.500% due 02/20/2032 (a)	10,460	10,510
4.000% due 02/20/2016 - 11/20/2032 (a)(e)	40,632	41,207
4.250% due 01/20/2028 - 03/20/2030 (a)(e)	41,253	42,108
4.375% due 02/20/2018 - 03/20/2028 (a)(e)	100,398	102,723
4.500% due 05/20/2028 - 05/20/2030 (a)(e)	38,784	39,227
5.000% due 04/20/2028 - 09/15/2033 (a)(e)	44,311	45,181
5.375% due 05/20/2017 - 05/20/2028 (a)(e)	123,240	126,336
5.500% due 02/15/2033 - 06/15/2033 (e)	2,981	3,060
5.625% due 12/20/2015 - 12/20/2027 (a)(e)	97,483	101,445
5.650% due 10/15/2012	8	9
5.750% due 08/20/2020 - 09/20/2027 (a)(e)	132,555	135,514
5.875% due 04/20/2023 (a)	51	52
6.000% due 10/15/2008 - 02/15/2033 (a)(e)	37,866	39,760
6.250% due 08/20/2027 (a)	9	9
6.500% due 10/15/2008 - 09/15/2040 (a)(e)	257,814	272,636
6.625% due 01/15/2040	9,453	10,644
6.670% due 08/15/2040	946	1,072
6.750% due 07/15/2031 (n)	1,444	1,570
6.800% due 05/15/2040	2,949	3,364
6.875% due 02/15/2040	982	1,122
7.000% due 11/15/2007 - 08/15/2042 (a)(e)	31,598	35,672
7.250% due 12/15/2022	574	612
7.500% due 04/15/2007 - 11/15/2042 (e)(n)	26,497	29,859
7.700% due 06/15/2031	6,688	7,747
8.000% due 08/15/2005 - 05/20/2031 (a)(e)	4,803	5,184
8.250% due 08/15/2004 - 05/15/2022 (e)	458	502
8.500% due 03/20/2006 - 04/15/2031 (e)	3,517	3,820
8.750% due 03/15/2007 - 07/15/2007 (e)	39	42
9.000% due 06/15/2006 - 08/15/2030 (a)(e)	2,887	3,194
9.250% due 03/15/2005 - 12/20/2016 (e)	31	34
9.500% due 04/15/2005 - 07/15/2025 (a)(e)	2,378	2,633
9.750% due 07/15/2004	8	8
10.000% due 08/20/2004 - 02/15/2025 (e)	1,971	2,234
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004 - 09/15/2021 (a)(e)	234	265
11.000% due 05/15/2004 - 04/20/2019 (e)	114	126
11.500% due 04/15/2013 - 10/15/2015 (e)	57	66
12.000% due 11/15/2012 - 05/15/2016 (e)	205	236
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	14
13.500% due 10/15/2012 - 09/15/2014 (e)	51	61
15.000% due 08/15/2011 - 11/15/2012 (a)(e)	125	150
16.000% due 11/15/2011 - 05/15/2012 (a)(e)	102	124

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	28

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

17.000% due 11/15/2011 - 12/15/2011 (e)	$41	$50

		1,070,196

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	8,000	120
5.500% due 06/25/2032	1,100	75
6.500% due 09/25/2008	199	21
6.500% due 10/25/2022	17	1
6.500% due 01/25/2023	1,228	34
7.475% due 02/25/2023 (a)	4,527	356
8.000% due 08/18/2027	55	10
22.425% due 09/25/2008	2	41
903.213% due 08/25/2021	1	28
1000.000% due 04/25/2022	1	20
Fannie Mae (PO)
0.000% due 09/01/2007	223	216
0.000% due 04/25/2018	7	6
0.000% due 01/25/2019	12	11
0.000% due 10/25/2019	7	6
0.000% due 08/25/2023	126	117
Freddie Mac (IO)
6.400% due 10/15/2008	15	1
6.500% due 11/15/2008	562	58
6.500% due 09/15/2023	67	7
7.000% due 08/15/2008	589	59
7.000% due 04/15/2023	378	11
7.000% due 06/15/2023	2,411	88
7.304% due 02/15/2008 (a)	140	11
8.375% due 09/15/2007 (a)	1,228	105
9.000% due 05/15/2022	26	3
82.576% due 08/15/2007	2	16
1007.500% due 02/15/2022	1	8
5884.500% due 01/15/2021	1	1
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	1	18
Vendee Mortgage Trust (IO)
0.446% due 06/15/2023 (a)	74,952	1,118

		2,566

Total Mortgage-Backed Securities (Cost $29,435,277)		29,953,671

ASSET-BACKED SECURITIES 1.6%

Aames Mortgage Trust
1.470% due 06/15/2027 (a)	$224	$225
7.589% due 10/15/2029	65	68
ACE Securities Corp.
1.430% due 11/25/2028 (a)	213	213
1.692% due 06/25/2032 (a)	68,323	68,366
Advanta Mortgage Loan Trust
1.310% due 05/25/2027 (a)	667	667
1.485% due 11/25/2029 (a)	1,393	1,391
8.250% due 08/25/2030	7,954	8,853
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024 (a)	7,775	7,783
1.360% due 02/25/2025 (a)	4,905	4,901
American Express Master Trust
7.850% due 08/15/2005	220	234
American Stores Corp.
1.875% due 08/30/2004 (a)	20,000	19,872
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	675	676
1.410% due 07/15/2030 (a)	1,457	1,459
1.380% due 08/25/2032 (a)	100	100
Amortizing Residential Collateral Trust
1.380% due 06/25/2032 (a)	3,698	3,693
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030 (a)	375	376
1.360% due 08/21/2030 (a)	5,347	5,343
1.410% due 08/15/2032	20,110	20,099
Bank One Heloc Trust
1.370% due 04/20/2020 (a)	13,944	13,913
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	49,178	49,086
1.390% due 07/25/2031 (a)	18,742	18,704
1.490% due 11/25/2031 (a)	2,823	2,821
Bear Stearns Asset-Backed Securities, Inc.
1.610% due 04/25/2032 (a)	3,806	3,768
1.510% due 10/25/2032 (a)	17,191	17,217
1.682% due 10/25/2032 (a)	43,362	43,432
Brazos Student Loan Finance Co.
1.950% due 06/01/2023 (a)	32,201	32,565
1.370% due 12/01/2025 (a)	16,130	16,113
Capital Asset Research Funding LP
6.400% due 12/15/2004	140	142
5.905% due 12/15/2005 (n)	644	638
Champion Home Equity Loan Trust
1.370% due 03/25/2029 (a)	1,055	1,053
1.510% due 09/25/2029 (a)	5,199	5,194
Charming Shoppes Master Trust
1.630% due 08/15/2008 (a)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030 (a)	5,269	5,275
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	153	153
Community Program Loan Trust
4.500% due 10/01/2018	17,802	18,071
4.500% due 04/01/2029	26,000	22,708
Conseco Finance Corp.
7.890% due 07/15/2018	6	6
8.300% due 10/15/2031	2,000	2,108
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	152	161
3.220% due 09/01/2023	27	27
1.480% due 10/15/2031 (a)	4,361	4,358
7.970% due 05/01/2032	8,300	7,718
8.310% due 05/01/2032	12,400	10,892

29	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	$295	$295
1.612% due 05/25/2032 (a)	6,925	6,927
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	35,583	35,570
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029 (a)	2,034	2,038
1.430% due 06/15/2030 (a)	6,626	6,636
Denver Arena Trust
6.940% due 11/15/2019	4,065	4,261
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,027
1.485% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	8,200	3,280
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	269	269
7.448% due 08/25/2030	43	45
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	158	157
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	25	25
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	148	148
1.490% due 03/20/2031 (a)	7,772	7,783
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	415	417
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	14
6.500% due 09/15/2020	169	104
6.830% due 09/15/2020	680	57
Freddie Mac
1.240% due 09/15/2026 (a)	4,985	4,989
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	57	57
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	5,795	5,888
7.950% due 03/25/2030	4,419	4,633
Green Tree Financial Corp.
6.240% due 11/01/2016	77	75
5.760% due 11/01/2018	127	130
8.300% due 05/15/2026	749	776
7.400% due 06/15/2027	1,340	1,409
6.870% due 02/01/2030	1,650	1,600
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
1.760% due 11/15/2029 (a)	865	865
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	4	4
6.180% due 06/15/2019	8,563	8,583
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
HFC Home Equity Loan Asset-Backed Certificates
1.400% due 05/20/2031	1,324	1,324
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	35,351	35,320
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	70,044	70,149
IMC Home Equity Loan Trust
7.500% due 04/25/2026	330	330
6.780% due 07/25/2026 (a)	189	188
1.330% due 05/20/2027	23	23
7.520% due 08/20/2028	52	53
7.310% due 11/20/2028	99	103
1.270% due 08/20/2029 (a)	37	37
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	500	512
Indymac Home Equity Loan Asset-Backed Trust
1.380% due 10/25/2029 (a)	764	766
1.400% due 07/25/2030 (a)	1,311	1,312
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,331	2,096
Irwin Home Equity Loan Trust
1.480% due 02/25/2012 (a)	3,090	3,097
1.400% due 06/25/2029 (a)	66,579	66,524
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	5,106	5,111
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	170	171
Long Beach Mortgage Loan Trust
1.390% due 11/25/2009 (a)	37,876	37,929
1.400% due 04/21/2031 (a)	1,945	1,945
Merit Securities Corp.
7.880% due 12/28/2033	34,660	35,256
Merrill Lynch Mortgage Investors, Inc.
1.480% due 04/25/2031 (a)	15,658	15,680
Mesa Trust Asset-Backed Certificates
1.617% due 05/15/2033 (a)	1,859	1,832
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029 (a)	3,010	3,011
Mid-State Trust
8.330% due 04/01/2030	50,006	54,932
7.340% due 07/01/2035	1,715	1,858
6.340% due 10/15/2036	39,858	41,886
7.791% due 03/15/2038	7,642	8,509
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	216	217
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.410% due 08/25/2030 (a)	3,969	3,914
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	79	80
1.440% due 07/25/2032 (a)	27,995	27,986
1.530% due 11/25/2032 (a)	14,552	14,581
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)	7,417	8,284
Myra-Pemex Trust
2.187% due 10/20/2006 (a)	190	184
1.922% due 12/23/2006 (a)	642	623
1.942% due 12/23/2006 (a)	3,554	3,447

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	30

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.972% due 12/23/2006 (a)	$428	$416
2.000% due 12/23/2006 (a)	2,695	2,615
2.187% due 12/23/2006 (a)	1,621	1,572
New Century Home Equity Loan Trust
7.540% due 06/25/2029	40	42
7.320% due 07/25/2029	42	44
North Carolina State Education Authority
1.440% due 06/01/2009 (a)	3,187	3,187
Novastar Home Equity Loan
1.385% due 04/25/2028 (a)	340	340
NPF XII, Inc.
2.463% due 11/01/2003 (a)(b)(n)	49,000	8,330
Option One Mortgage Loan Trust
1.400% due 06/25/2030 (a)	176	175
1.400% due 09/25/2030 (a)	49	48
Provident Bank Home Equity Loan Trust
1.410% due 06/25/2021 (a)	5,680	5,688
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	23,267	23,307
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	5,604	5,833
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	529	543
Residential Mortgage Loan Trust
1.860% due 09/25/2029 (a)	144	145
Salomon Brothers Mortgage Securities VII, Inc.
1.390% due 09/25/2028 (a)	9,154	9,141
1.530% due 11/15/2029 (a)	395	395
1.690% due 12/15/2029 (a)	31,002	31,036
1.450% due 02/25/2030 (a)	736	730
1.410% due 03/25/2032 (a)	9,460	9,450
Sand Trust
1.390% due 08/25/2032 (a)	3,781	3,783
Saxon Asset Securities Trust
1.370% due 11/25/2033 (a)	20,867	20,862
SLM Student Loan Trust
1.714% due 10/25/2007 (a)	2,864	2,869
1.714% due 10/25/2010	286	290
1.310% due 04/25/2011 (a)	9,934	9,961
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034 (a)	194	194
UCFC Home Equity Loan
6.755% due 11/15/2023	26	26
6.870% due 07/15/2029	70	74
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	24,142	24,362
WFS Financial Owner Trust
5.180% due 03/20/2009	35	37
WMC Mortgage Loan
1.560% due 10/15/2029 (a)	6,176	6,173
1.450% due 05/15/2030 (a)	5,125	5,127

Total Asset-Backed Securities (Cost $1,182,440)		1,145,597

SOVEREIGN ISSUES 2.6%

Banco Vivienda del Peru
9.980% due 08/01/2008	$550	$643
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,220	4,779
Kingdom of Jordan
6.000% due 12/23/2023	6,350	5,905
Kingdom of Spain
7.000% due 07/19/2005	500	548
Kingdom of Sweden
10.250% due 11/01/2015	500	667
Province of Quebec
1.350% due 06/11/2004 (a)	15,500	15,503
Republic of Brazil
2.125% due 04/15/2006 (a)	163,561	159,881
10.000% due 01/16/2007	4,000	4,294
11.500% due 03/12/2008	31,000	34,177
2.187% due 04/15/2009 (a)	11,732	10,544
11.000% due 01/11/2012	40,320	41,530
2.187% due 04/15/2012 (a)	9,720	7,776
8.000% due 04/15/2014	319,625	293,671
8.875% due 04/15/2024	4,000	3,210
10.125% due 05/15/2027	19,020	17,023
12.250% due 03/06/2030	8,000	8,320
11.000% due 08/17/2040	113,100	106,879
Republic of Panama
8.250% due 04/22/2008	63,450	70,429
9.625% due 02/08/2011	21,000	23,985
9.375% due 07/23/2012	54,060	61,344
10.750% due 05/15/2020	6,500	7,784
9.375% due 01/16/2023	44,520	48,082
8.875% due 09/30/2027	29,750	30,791
Republic of Peru
9.125% due 01/15/2008	15,300	17,901
9.125% due 02/21/2012	128,900	144,046
9.875% due 02/06/2015	8,500	9,881
4.500% due 03/07/2017	11,000	9,598
5.000% due 03/07/2017	12,925	11,875
Republic of South Africa
1.752% due 03/26/2009 (n)	2,000	1,971
9.125% due 05/19/2009	33,475	41,132
7.375% due 04/25/2012	40,325	45,971
State of Qatar
2.330% due 02/18/2004 (a)	1,183	1,187
United Mexican States
10.375% due 02/17/2009	42	54
9.875% due 02/01/2010	23,900	30,413
8.375% due 01/14/2011	23,148	27,555
7.500% due 01/14/2012	9,160	10,383
6.375% due 01/16/2013	97,275	102,868
6.625% due 03/03/2015	27,000	28,431
11.375% due 09/15/2016	35,550	51,162
8.125% due 12/30/2019	6,700	7,588
8.000% due 09/24/2022	54,115	59,797
8.300% due 08/15/2031	339,435	386,277

31	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		$189,819	$2,610
0.000% due 06/30/2005 (a)		189,819	712
0.000% due 06/30/2006 (a)		111,710	140
0.000% due 06/30/2007 (a)		111,710	84

Total Sovereign Issues (Cost $1,724,400)			1,949,401

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 1.2%

AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,400	1,639
Banque Centrale De Tunisie
7.500% due 08/06/2009 (a)		2,300	2,994
Canadian Treasury Bill
3.000% due 08/12/2004	C$	470,000	340,509
Commonwealth of Canada
6.000% due 06/01/2008		100,000	81,263
4.250% due 12/01/2026		16,369	14,577
8.000% due 06/01/2027		50,000	51,325
4.000% due 12/01/2031		11,224	9,806
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	81,500	60,486
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	12,437
7.125% due 05/06/2009		63,300	62,659
General Motors Corp.
8.375% due 07/05/2033		10,900	13,213
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	20,491
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,949
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	35,581
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	132,443
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	36,775
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	86
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,114
7.500% due 03/08/2010	EC	5,000	6,586

Total Foreign Currency-Denominated Issues (Cost $802,393)			909,933

PURCHASED PUT OPTIONS 0.0%

Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		$22,975	0

PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,700	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		63,100	38,018

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	2,250

Total Convertible Bonds & Notes (Cost $47,622)			40,268

PREFERRED SECURITY 0.5%
	Shares

DG Funding Trust
3.410% due 12/29/2049 (a)		35,290	370,545

Total Preferred Security (Cost $352,947)			370,545

PREFERRED STOCK 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020		125	152
CSC Holdings, Inc.
11.125% due 04/01/2008		27,035	2,832
Fortis Amev NV
3.860% due 12/31/2049 (a)		85	11,475
3.870% due 12/31/2049 (a)		86	11,610
Home Ownership Funding
8.125% due 12/31/2049		5,625	3,017
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,721

Total Preferred Stock (Cost $33,592)			35,807

SHORT-TERM INSTRUMENTS 40.3%

	Principal Amount (000s)

Certificates of Deposit 0.7%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003		$215,000	215,000
1.070% due 10/07/2003		32,300	32,300
1.060% due 10/14/2003		41,400	41,400
1.060% due 10/23/2003		247,000	247,000

			535,700

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	32

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Commercial Paper 37.5%
Alcon Capital Corp.
1.060% due 12/09/2003	$52,842	$52,733
Anz (Delaware), Inc.
1.020% due 10/02/2003	300,000	299,991
1.025% due 10/02/2003	12,000	12,000
1.030% due 10/06/2003	1,000	1,000
1.030% due 10/08/2003	144,300	145,071
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	8,000	7,989
CBA (de) Finance
1.060% due 10/03/2003	12,500	12,499
1.030% due 10/07/2003	93,000	92,984
1.050% due 10/07/2003	400	400
1.050% due 10/16/2003	3,700	3,698
1.060% due 10/31/2003	19,000	18,983
Danske Corp.
1.020% due 10/09/2003	2,200	2,199
1.030% due 10/15/2003	18,300	18,293
1.035% due 10/17/2003	9,300	9,296
1.055% due 11/12/2003	3,000	2,996
1.060% due 11/12/2003	27,000	26,967
1.065% due 11/12/2003	16,100	16,080
1.070% due 11/12/2003	5,000	4,994
1.070% due 12/05/2003	300	299
1.065% due 12/08/2003	1,100	1,098
1.060% due 12/10/2003	1,200	1,197
1.065% due 12/10/2003	191,560	191,156
1.070% due 12/10/2003	10,320	10,298
1.065% due 12/11/2003	9,900	9,879
1.060% due 12/16/2003	16,200	16,163
1.065% due 12/16/2003	13,400	13,369
1.070% due 12/16/2003	6,100	6,086
1.060% due 12/19/2003	21,700	21,648
1.065% due 12/22/2003	10,600	10,574
E.I. du Pont de Nemours & Co.
1.050% due 11/17/2003	3,400	3,395
1.060% due 11/17/2003	5,400	5,393
1.050% due 12/02/2003	7,800	7,785
1.060% due 12/04/2003	6,300	6,288
Eksportfinans A.S.A.
1.050% due 10/22/2003	80,000	79,951
Fannie Mae
1.040% due 10/01/2003	12,427	12,427
1.050% due 10/01/2003	511,400	511,400
1.050% due 10/02/2003	101,187	101,184
1.060% due 10/02/2003	216,000	215,994
1.010% due 10/08/2003	318,700	318,639
1.000% due 10/15/2003	455,400	455,223
1.010% due 10/15/2003	824,900	824,588
1.015% due 10/15/2003	11,000	10,996
1.140% due 10/15/2003	590,700	590,438
1.020% due 10/22/2003	300,000	299,821
1.025% due 10/22/2003	24,300	24,285
1.030% due 10/22/2003	79,200	79,152
1.035% due 10/22/2003	36,460	36,438
1.040% due 10/22/2003	48,650	48,620
1.060% due 10/22/2003	1,300	1,299
1.130% due 10/24/2003	3,600	3,597
1.030% due 10/29/2003	4,000	3,997
1.045% due 10/29/2003	469,200	468,819
1.050% due 10/29/2003	11,200	11,191
1.055% due 10/29/2003	260,455	260,241
1.060% due 10/29/2003	14,300	14,288
1.065% due 10/29/2003	7,200	7,194
1.010% due 10/30/2003	96,000	95,931
1.045% due 10/30/2003	3,721	3,718
1.010% due 10/31/2003	15,100	15,088
1.060% due 10/31/2003	89,100	89,021
1.100% due 10/31/2003	100,000	99,908
1.010% due 11/05/2003	109,900	109,795
1.050% due 11/05/2003	51,600	51,547
1.055% due 11/05/2003	181,840	181,653
1.065% due 11/05/2003	50,700	50,648
1.067% due 11/05/2003	79,500	79,417
1.070% due 11/05/2003	10,600	10,589
1.150% due 11/05/2003	80,000	79,911
1.030% due 11/12/2003	14,062	14,045
1.065% due 11/12/2003	15,200	15,181
1.070% due 11/12/2003	274,200	273,858
1.075% due 11/12/2003	25,700	25,668
1.110% due 11/12/2003	380,600	380,107
1.010% due 11/13/2003	6,800	6,792
1.070% due 11/13/2003	1,250	1,248
1.010% due 11/14/2003	203,480	203,238
1.010% due 11/17/2003	5,000	4,993
1.060% due 11/17/2003	96,100	95,967
1.010% due 11/18/2003	5,000	4,993
1.010% due 11/19/2003	394,700	394,171
1.020% due 11/19/2003	1,400	1,398
1.035% due 11/19/2003	104,000	103,853
1.055% due 11/19/2003	27,400	27,361
1.060% due 11/19/2003	62,900	62,809
1.062% due 11/19/2003	11,300	11,284
1.070% due 11/19/2003	11,951	11,934
1.010% due 11/20/2003	263,000	262,640
1.040% due 11/21/2003	37,227	37,172
1.070% due 11/25/2003	718,200	717,026
1.030% due 11/26/2003	59,700	59,604
1.070% due 11/26/2003	18,046	18,016
1.075% due 11/26/2003	92,500	92,345
1.080% due 11/26/2003	330,600	330,045
1.140% due 11/26/2003	150,000	149,734
1.080% due 11/28/2003	200,000	199,652
1.050% due 12/02/2003	13,300	13,275
1.070% due 12/02/2003	315,900	315,312
1.035% due 12/03/2003	1,000,000	998,110
1.050% due 12/03/2003	8,805	8,788
1.055% due 12/03/2003	130,500	130,253

33	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.060% due 12/03/2003	$400	$399
1.065% due 12/03/2003	6,500	6,488
1.070% due 12/03/2003	1,000	998
1.075% due 12/03/2003	31,100	31,041
1.080% due 12/03/2003	130,700	130,453
1.080% due 12/04/2003	450,400	449,535
1.080% due 12/09/2003	116,200	115,959
1.045% due 12/10/2003	74,800	74,642
1.055% due 12/10/2003	318,200	317,529
1.070% due 12/10/2003	194,000	193,591
1.110% due 12/10/2003	899,600	897,702
1.050% due 12/11/2003	1,800	1,796
1.108% due 12/11/2003	700	699
1.110% due 12/11/2003	235,700	235,196
1.010% due 12/15/2003	3,500	3,492
1.050% due 12/15/2003	5,300	5,288
1.060% due 12/15/2003	50,200	50,087
1.070% due 12/15/2003	25,000	24,943
1.075% due 12/15/2003	650	649
1.075% due 12/16/2003	3,100	3,093
1.010% due 12/17/2003	83,842	83,647
1.050% due 12/17/2003	842,500	840,545
1.051% due 12/17/2003	321,700	320,954
1.055% due 12/17/2003	319,900	319,158
1.060% due 12/17/2003	15,000	14,965
1.010% due 12/24/2003	378,900	377,938
1.100% due 01/07/2004	15,900	15,853
1.070% due 01/20/2004	6,050	6,030
1.070% due 01/21/2004	4,441	4,426
1.075% due 01/30/2004	246,500	245,593
1.080% due 02/02/2004	68,200	67,942
1.110% due 02/11/2004	52,134	51,922
1.080% due 02/18/2004	10,100	10,057
1.130% due 02/18/2004	8,384	8,348
1.135% due 02/18/2004	29,321	29,196
1.080% due 02/19/2004	619,100	616,432
1.080% due 02/23/2004	131,200	130,619
1.080% due 02/24/2004	67,000	66,701
1.115% due 02/25/2004	30,400	30,264
1.130% due 02/25/2004	14,800	14,734
1.135% due 02/25/2004	86,768	86,378
1.100% due 03/03/2004	261,136	259,906
1.135% due 03/03/2004	15,300	15,228
1.137% due 03/03/2004	57,000	56,732
1.090% due 03/05/2004	450	448
1.075% due 03/10/2004	35,400	35,225
1.080% due 03/10/2004	4,150	4,130
1.085% due 03/10/2004	51,900	51,644
1.075% due 03/17/2004	32,805	32,636
1.080% due 03/17/2004	313,350	311,736
1.090% due 03/17/2004	166,623	165,765
1.070% due 03/24/2004	5,945	5,913
1.080% due 03/24/2004	30,676	30,511
1.085% due 03/24/2004	272,500	271,037
1.089% due 03/24/2004	316,900	315,198
1.090% due 03/24/2004	231,100	229,859
Federal Home Loan Bank
1.010% due 10/01/2003	50,000	50,000
1.050% due 10/01/2003	26,000	26,000
1.010% due 10/03/2003	800	800
1.010% due 10/08/2003	690,300	690,167
1.010% due 10/10/2003	381,600	381,506
1.040% due 10/10/2003	20,800	20,795
1.000% due 10/15/2003	109,100	109,058
1.005% due 10/15/2003	165,800	165,735
1.010% due 10/15/2003	52,200	52,180
1.000% due 10/17/2003	74,000	73,967
1.004% due 10/17/2003	176,000	175,921
1.014% due 10/22/2003	40,000	39,976
1.020% due 10/22/2003	16,800	16,790
1.045% due 10/29/2003	27,000	26,978
1.150% due 10/29/2003	56,350	56,300
1.060% due 10/31/2003	191,200	191,031
1.135% due 10/31/2003	3,900	3,896
1.170% due 10/31/2003	26,660	26,634
1.010% due 11/05/2003	100	100
1.040% due 11/05/2003	10,000	9,990
1.130% due 11/05/2003	41,700	41,654
1.135% due 11/05/2003	500	499
1.154% due 11/05/2003	277,000	276,689
1.040% due 11/07/2003	8,400	8,391
1.135% due 11/07/2003	500,000	499,417
1.140% due 11/07/2003	44,900	44,847
1.055% due 11/12/2003	133,300	133,136
1.057% due 11/12/2003	294,200	293,837
1.020% due 11/14/2003	3,000	2,996
1.045% due 11/14/2003	3,400	3,396
1.144% due 11/14/2003	421,000	420,411
1.040% due 11/17/2003	7,500	7,490
1.140% due 11/17/2003	11,200	11,183
1.025% due 12/05/2003	4,100	4,092
1.140% due 12/10/2003	100,000	99,789
1.020% due 12/12/2003	4,500	4,490
1.075% due 03/10/2004	14,000	13,931
1.075% due 03/12/2004	1,900	1,891
1.075% due 03/17/2004	23,800	23,677
1.065% due 03/19/2004	8,500	8,456
1.074% due 03/24/2004	205,000	203,899
1.080% due 03/26/2004	600	597
Freddie Mac
1.130% due 10/20/2003	47,000	46,972
1.135% due 10/29/2003	110,500	110,402
1.075% due 10/30/2003	24,300	24,279
1.135% due 10/30/2003	5,321	5,316
1.140% due 11/03/2003	52,430	52,375
1.130% due 11/06/2003	314,600	314,244
1.135% due 11/06/2003	61,909	61,839
1.150% due 11/06/2003	88,200	88,099
1.095% due 11/21/2003	30,800	30,752
1.100% due 12/01/2003	155,500	155,215

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	34

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.130% due 12/04/2003	$160,000	$159,693
1.060% due 12/18/2003	3,100	3,093
General Electric Capital Corp.
1.030% due 10/20/2003	1,600	1,599
1.030% due 11/12/2003	4,900	4,894
1.030% due 11/13/2003	8,300	8,290
1.050% due 11/13/2003	1,500	1,498
1.060% due 11/13/2003	1,500	1,498
1.070% due 11/13/2003	3,500	3,496
1.050% due 11/19/2003	5,500	5,492
1.070% due 12/02/2003	37,650	37,580
1.100% due 12/04/2003	44,500	44,415
1.090% due 12/09/2003	6,200	6,187
1.060% due 12/10/2003	750	748
1.090% due 12/10/2003	27,200	27,143
1.020% due 12/16/2003	45,000	44,897
1.070% due 12/16/2003	36,500	36,416
1.060% due 12/18/2003	6,700	6,684
1.120% due 01/21/2004	7,100	7,076
General Electric Co.
1.070% due 11/06/2003	38,300	38,259
HBOS Treasury Services PLC
1.030% due 10/14/2003	5,800	5,798
1.030% due 10/21/2003	3,300	3,298
1.035% due 10/23/2003	12,100	12,092
1.070% due 11/04/2003	400	400
1.060% due 11/10/2003	24,600	24,571
1.060% due 11/14/2003	300	300
1.075% due 11/19/2003	10,000	9,985
1.080% due 11/20/2003	4,300	4,294
1.075% due 11/21/2003	12,200	12,181
1.065% due 11/24/2003	12,900	12,879
1.080% due 11/24/2003	400	399
1.070% due 11/25/2003	11,450	11,431
1.070% due 12/02/2003	7,300	7,286
1.085% due 12/03/2003	18,700	18,665
1.070% due 12/05/2003	8,400	8,384
1.085% due 12/05/2003	29,500	29,442
1.070% due 12/09/2003	32,800	32,732
1.090% due 12/09/2003	19,300	19,260
1.060% due 12/10/2003	3,000	2,994
1.070% due 12/10/2003	47,500	47,400
1.075% due 12/10/2003	52,500	52,389
1.070% due 12/11/2003	37,876	37,795
1.075% due 12/11/2003	33,440	33,368
1.070% due 12/12/2003	10,625	10,602
1.070% due 12/15/2003	21,800	21,751
1.060% due 12/18/2003	10,200	10,176
1.065% due 12/19/2003	4,900	4,888
1.070% due 12/22/2003	9,800	9,776
1.065% due 12/23/2003	1,500	1,496
1.070% due 12/23/2003	64,975	64,812
1.100% due 01/15/2004	43,500	43,360
1.105% due 01/22/2004	142,400	141,910
1.105% due 01/23/2004	9,600	9,567
KFW International Finance, Inc.
1.050% due 11/07/2003	47,700	47,649
1.060% due 12/23/2003	19,600	19,551
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	200	200
Rabobank Nederland NV
1.110% due 10/01/2003	601,800	601,800
1.030% due 10/21/2003	5,100	5,097
1.070% due 11/28/2003	13,300	13,277
1.075% due 12/02/2003	4,700	4,691
Republic of Italy
1.175% due 10/22/2003	1,700	1,699
Royal Bank of Scotland PLC
1.020% due 10/15/2003	20,200	20,192
1.020% due 10/16/2003	6,500	6,497
1.055% due 11/03/2003	6,900	6,893
1.060% due 11/04/2003	1,200	1,199
1.060% due 12/15/2003	1,300	1,297
1.065% due 12/15/2003	26,100	26,041
1.055% due 12/16/2003	62,900	62,756
1.085% due 01/20/2004	17,800	17,740
Shell Finance (UK) PLC
1.050% due 11/13/2003	12,500	12,484
1.050% due 12/08/2003	3,000	2,994
1.060% due 12/09/2003	92,900	92,708
1.100% due 03/16/2004	22,400	22,285
Toyota Mortor Credit Corp.
1.040% due 11/04/2003	4,400	4,396
UBS Finance, Inc.
1.110% due 10/01/2003	531,500	531,500
1.020% due 10/07/2003	13,200	13,198
1.025% due 10/09/2003	205,600	205,553
1.015% due 11/05/2003	500,000	499,507
Westpac Capital Corp.
1.020% due 11/07/2003	300	300
1.030% due 12/03/2003	60,000	59,887
1.085% due 01/28/2004	16,400	16,341
1.090% due 01/28/2004	2,900	2,890
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,000	4,999
1.040% due 11/07/2003	4,600	4,595
1.070% due 11/07/2003	3,750	3,746
1.020% due 11/12/2003	79,900	79,805
1.030% due 11/12/2003	4,300	4,295
1.070% due 12/02/2003	7,100	7,087
1.080% due 12/05/2003	12,500	12,476
1.090% due 12/19/2003	1,700	1,696
1.085% due 01/28/2004	11,400	11,359

		27,609,335

35	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreements 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $76,504, 3.250% due 11/15/2004 valued at $153,031 and Fannie Mae 1.875% due 01/15/2005 valued at $178,529. Repurchase proceeds are $400,009.)	$400,000	$400,000

Credit Suisse First Boston
0.920% due 10/01/2003 (Dated 09/30/2003. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $2,159. Repurchase proceeds are $2,100.)	2,100	2,100

U.S. Treasury Bills 1.5%

1.009% due 12/04/2003 - 12/18/2003 (e)(g)(j)	1,138,395	1,135,939

Total Short-Term Instruments (Cost $29,683,134)		29,683,074

Total Investments 110.8% (Cost $80,375,966)		81,617,381

Written Options (h) (0.2%) (Premiums $139,667)		(128,762)
Other Assets and Liabilities
(Net) (10.6%)		(7,813,745)

Net Assets 100.0%		$73,674,874

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Delta Air Lines Equipment Trust	04/08/1993	$7,733	$3,669	0.00%
DLJ Mortgage Acceptance Corp.	07/21/1992	2,292	2,261	0.00
First Interstate Bancorp	01/04/1990	68	70	0.00
First Interstate Bancorp	01/04/1990	4	4	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	5,528	6,094	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,614	1,655	0.00
United Telecom, Inc.	09/22/2003	735	768	0.00
United Telephone Company of the Northwest	05/02/2002	2,607	3,013	0.00
Wilmington Trust Co.	05/01/1995	11,980	5,685	0.01
Wilmington Trust Co.	03/31/1992 - 08/30/1993	347	363	0.00
Wilmington Trust Co.	08/23/1994	5,269	2,566	0.00
Wilmington Trust Co. - Tucson Electric	03/28/2001	6,615	3,062	0.00

		$44,792	$29,210	0.02%

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	36

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $10,666 and $10,148, respectively, as of September 30, 2003.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $958,142 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003) - Long	14,000	$(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor Purchased Put Options
Strike @ 97.125 (12/2003) - Long	24,920	(372)
Euribor Written Put Options
Strike @ 96.500 (12/2003) - Short	4,070	3,307
Euribor Written Put Options
Strike @ 96.750 (12/2003) - Short	4,294	4,222
Euribor Written Put Options
Strike @ 97.375 (12/2003) - Short	3,963	3,114
Euribor Written Put Options
Strike @ 97.500 (12/2003) - Short	12,081	8,970
Euribor Written Put Options
Strike @ 97.500 (03/2004) - Short	3,946	2,901
Eurodollar March Futures (03/2004) - Long	3,936	6,253
Eurodollar June Futures (06/2004) - Long	483	900
Eurodollar September Futures (09/2004) - Long	16,898	35,635
Eurodollar December Futures (12/2004) - Long	20,962	32,970
Eurodollar March Futures (03/2005) - Long	16,192	25,019
Eurodollar June Futures (06/2005) - Long	16,192	24,488
Eurodollar September Futures (09/2005) - Long	7,263	4,340
United Kingdom 90-Day LIBOR Futures (12/2003) - Long	1,828	(2,110)
United Kingdom 90-Day LIBOR Futures (03/2004) - Long	6,501	(4,378)
United Kingdom 90-Day LIBOR Futures (06/2004) - Long	2,591	789
United Kingdom 90-Day LIBOR Futures (09/2004) - Long	2,410	(2,564)
United Kingdom 90-Day LIBOR Futures (12/2004) - Long	4,222	(4,315)
U.S. Treasury 2-Year Note (12/2003) - Long	484	336
U.S. Treasury 5-Year Note (12/2003) - Long	50,378	182,953
U.S. Treasury 10-Year Note (12/2003) - Long	81,002	423,194
U.S Treasury 30-Year Note (12/2003) - Short	6,834	(33,898)

		$711,553

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	$554	$1,037
Put - CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	7
Put - CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	91
Put - CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/14/2004	22,340	15,223	4,468
Put - CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	68
Call - CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	18,678	12,364	35,021

		$36,684	$40,692

Type	Notional Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/19/2004	$272,800	$11,020	$2,791
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%**
Exp. 10/19/2004	272,800	11,361	26,714
Put - OTC 7-Year Interest Rate Swap
Counterparty: Morgan Stanley Dean Witter & Co.
Strike @ 6.700%*
Exp. 11/02/2004	400,000	13,710	2,381

37	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.200%**
Exp. 11/02/2004	$25,200	$791	$1,499
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,978	1,102
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	1,386
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%**
Exp. 10/19/2004	135,500	5,468	13,269
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 7.000%*
Exp. 01/07/2005	76,300	2,888	490
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.500%**
Exp. 01/07/2005	76,300	1,593	5,295
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	93,100	2,367	6,461
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	94,100	3,102	604
Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 6.000%*
Exp. 09/23/2005	700	12	18
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 4.000%**
Exp. 09/23/2005	700	20	11
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 10/31/2005	500	5	7
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 10/31/2005	500	14	8
Call - OTC 5-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.000%**
Exp. 11/12/2003	500	8	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.000%**
Exp. 11/12/2003	1,000	16	3
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.000%**
Exp. 11/12/2003	300	5	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/15/2003	239,000	2,521	3,476
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	6,675
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Call - OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	97
Call - OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	1,913
Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%*
Exp. 12/17/2003	77,500	1,323	32
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	379
Call - OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 03/03/2004	300,000	4,535	2,937

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	38

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Call - OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	$294,200	$4,868	$2,881
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	52
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%**
Exp. 03/03/2004	335,000	6,572	3,280
Call - OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,017
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,361
Call - OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 03/03/2004	93,000	1,330	911

		$102,983	$88,070

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	1,691,970	$(12,592)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		758,400	(7,330)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		1,141,300	(11,400)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		77,300	(790)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		5,800	40
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		38,100	(360)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		336,300	(909)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		134,100	2,491
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		96,900	927
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	EC	62,000	1,096
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		243,700	1,468
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		660,700	10,671
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		159,900	67
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	10,830,000	3,438
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/02/2007		$103,300	(50)

39	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 12/12/2004	$25,000	$15
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear, Stearns & Co., Inc. Exp. 01/02/2004	25,000	19
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005	10,000	(6)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	129,560	355
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004	50,000	61
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	9,000	35
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	11,000	(1)
Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	100,000	409
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/01/2004	21,500	89
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	100,000	412
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	50,000	226
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/01/2004	25,000	125
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	6
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	10,000	(4)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	16,000	171
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/02/2004	25,000	125
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 12/02/2004	25,000	17
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	9,000	104

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	40

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$5,000	$1
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/02/2004	25,000	234
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 07/01/2004	10,000	(8)
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,670	27
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	10,100	73
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2005	10,000	1,628
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	8,500	1,438
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,850
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,970
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,895
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	1,694,900	41,996
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	2,964,300	64,800
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	73,000	2,402
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	3,000	208

		$110,496

(j)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $124,760 as of September 30, 2003.

41	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	8/15/2013	$416,500	$427,092	$417,778

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	73,291	10/2003	$0	$(5,635)	$(5,635)
Sell	EC	249,580	11/2003	0	(3,941)	(3,941)
Buy		300,000	02/2004	22,616	0	22,616
Buy		200,000	09/2004	6,262	0	6,262
Buy	JY	24,356,669	10/2003	4,420	(19)	4,401
Sell		7,124,368	10/2003	0	(2,364)	(2,364)
Buy	MP	356,200	02/2004	0	(316)	(316)
Buy		1,077,592	03/2004	156	(385)	(229)
Sell	N$	56,984	10/2003	0	(1,583)	(1,583)
Sell		56,984	11/2003	0	(25)	(25)
Buy		56,984	10/20003	35	0	35

				$33,489	$(14,268)	$19,221

(m)	Principal amount denoted in indicated currency:

BP	-	British Pound
C$	-	Canadian Dollar
EC	-	Euro
JY	-	Japanese Yen
MP	-	Mexican Peso
N$	-	New Zealand Dollar

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $260,075 which is 0.35% of net assets.

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	42

Financial Highlights

Class A

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.14	0.39	0.49	0.62		0.58		0.58
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.12	0.75	0.20	0.56		(0.40)		0.16
Total Income from Investment Operations	0.26	1.14	0.69	1.18		0.18		0.74
Dividends from Net Investment Income	(0.16)	(0.41)	(0.50)	(0.62)		(0.58)		(0.58)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.16)	(0.76)	(0.80)	(0.62)		(0.58)		(1.00)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.40%	11.25%	6.65%	12.27%		1.85%		7.09%
Net Assets End of Period (000s)	$8,307,879	$7,863,675	$4,749,826	$3,061,033		$1,947,405		$1,140,606
Ratio of Net Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.96	%(b)	1.01	%(b)	0.90%
Ratio of Net Investment Income to Average Net Assets	2.59%*	3.66%	4.64%	6.08%		5.79%		5.37%
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%

+ Unaudited
* Annualized
(a)	Per share amounts based on average number of shares outstanding during the period
(b)	Ratio of expenses to average net assets excluding interest expense is 0.90%.

43	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Financial Highlights

Class B

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.10	0.31	0.41	0.54		0.51		0.50
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.12	0.75	0.20	0.57		(0.41)		0.16
Total Income from Investment Operations	0.22	1.06	0.61	1.11		0.10		0.66
Dividends from Net Investment Income	(0.12)	(0.33)	(0.42)	(0.55)		(0.50)		(0.50)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.12)	(0.68)	(0.72)	(0.55)		(0.50)		(0.92)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.02%	10.42%	5.85%	11.44%		1.08%		6.28%
Net Assets End of Period (000s)	$2,634,940	$2,655,908	$1,703,960	$975,823		$654,104		$549,478
Ratio of Net Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.70	%(b)	1.76	%(b)	1.65%
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.90%	3.85%	5.33%		5.01%		4.55%
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%

+ Unaudited
* Annualized
(a)	Per share amounts based on average number of shares outstanding during the period
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	44

Financial Highlights

Class C

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		03/31/1999
Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.62
Net Investment Income (a)	0.10	0.31	0.41	0.54		0.51		0.50
Net Realized/ Unrealized Gain (Loss) on Investments (a)	0.12	0.75	0.20	0.57		(0.41)		0.16
Total Income from Investment Operations	0.22	1.06	0.61	1.11		0.10		0.66
Dividends from Net Investment Income	(0.12)	(0.33)	(0.42)	(0.55)		(0.50)		(0.50)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.12)	(0.68)	(0.72)	(0.55)		(0.50)		(0.92)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.02%	10.41%	5.85%	11.44%		1.09%		6.29%
Net Assets End of Period (000s)	$3,273,267	$3,303,225	$1,979,410	$1,103,702		$720,199		$715,201
Ratio of Net Expenses to Average Net Assets	1.65%*	1.65%	1.65%	1.71	%(b)	1.75	%(b)	1.65%
Ratio of Net Investment Income to Average Net Assets	1.84%*	2.89%	3.85%	5.34%		5.01%		4.63%
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%

+ Unaudited
* Annualized
(a)	Per share amounts based on average number of shares outstanding during the period
(b)	Ratio of expenses to average net assets excluding interest expense is 1.65%.

45	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Statement of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts.

Assets:
Investments, at value	$81,617,381
Cash	43,890
Foreign currency, at value	169,233
Receivable for investments sold	1,033,250
Unrealized appreciation on forward foreign currency contracts	33,489
Receivable for Fund shares sold	239,283
Interest and dividends receivable	381,719
Variation margin receivable	154,815
Swap premiums paid	42,503
Unrealized appreciation on swap agreements	143,946

83,859,509

Liabilities:
Payable for investments purchased	$9,036,517
Unrealized depreciation on forward foreign currency contracts	14,268
Payable for short sale	427,092
Written options outstanding	128,762
Payable for Fund shares redeemed	456,924
Dividends payable	37,893
Accrued investment advisory fee	14,394
Accrued administration fee	12,898
Accrued distribution fee	6,343
Accrued servicing fee	3,100
Variation margin payable	745
Swap premiums received	12,249
Unrealized depreciation on swap agreements	33,450
10,184,635

Net Assets	$73,674,874

Net Assets Consist of:
Paid in capital	$71,049,825
Undistributed net investment income	665,391
Accumulated undistributed net realized (loss)	(131,724)
Net unrealized appreciation	2,091,382

$73,674,874

Net Assets:
Class A	$8,307,879
Class B	2,634,940
Class C	3,273,267
Other Classes	59,458,788

Shares Issued and Outstanding:
Class A	763,194
Class B	242,056
Class C	300,695

Net Asset Value and Redemption Price* Per Share (Net Assets Per Share Outstanding)
Class A	$10.89
Class B	10.89
Class C	10.89
Cost of Investments Owned	$80,375,966

Cost of Foreign Currency Held	$162,618

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	46

Statement of Operations

Amounts in thousands

Six Months Ended September 30, 2003
(Unaudited)
Investment Income:
Interest, net of foreign taxes	$1,272,753
Dividends	11,416
Miscellaneous Income	11,991

Total Income	1,296,160

Expenses:
Investment advisory fees	92,601
Administration fees	82,960
Distribution fees—Class B	10,126
Distribution fees—Class C	12,665
Servicing fees—Class A	10,239
Servicing fees—Class B	3,375
Servicing fees—Class C	4,222
Distribution and/or servicing fees–Other Classes	22,672
Trustees’ fees	105
Miscellaneous expense	212

Total Expenses	239,177

Net Investment Income	1,056,983

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	120,789
Net realized (loss) on futures contracts, options, and swaps	(418,499)
Net realized (loss) on foreign currency transactions	(7,827)
Net change in unrealized appreciation on investments	174,747
Net change in unrealized appreciation on futures contracts, options, and swaps	826,213
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19,380
Net gain	714,803

Net Increase in Assets Resulting from Operations	$1,771,786

47	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

Statements of Changes in Net Assets

Amounts in thousands

	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,056,983	$2,512,302
Net realized gain (loss)	(305,537)	3,027,093
Net change in unrealized appreciation	1,020,340	1,291,440

Net increase resulting from operations	1,771,786	6,830,835

Distributions to Shareholders:
From net investment income
Class A	(118,732)	(240,524)
Class B	(28,988)	(68,346)
Class C	(36,252)	(83,285)
Other Classes	(985,392)	(2,202,653)
From net realized capital gains
Class A	0	(220,622)
Class B	0	(78,931)
Class C	0	(97,024)
Other Classes	0	(1,752,468)

Total Distributions	(1,169,364)	(4,743,853)

Fund Share Transactions:
Receipts for shares sold
Class A	2,198,395	5,233,785
Class B	285,219	1,173,323
Class C	519,947	1,738,650
Other Classes	10,910,437	26,314,854
Issued as reinvestment of distributions
Class A	75,717	287,246
Class B	18,181	92,893
Class C	21,919	112,670
Other Classes	840,876	3,456,212
Cost of shares redeemed
Class A	(1,894,237)	(2,606,934)
Class B	(344,594)	(384,143)
Class C	(595,809)	(610,919)
Other Classes	(11,645,890)	(17,425,354)
Net increase resulting from Fund share transactions	390,161	17,382,283

Total Increase in Net Assets	992,583	19,469,265

Net Assets:
Beginning of period	72,682,291	53,213,026
End of period *	$73,674,874	$72,682,291

*Including undistributed net investment income of:	$665,391	$777,772

See accompanying notes I 09.30.03 I PIMCO Total Return Fund Semi-Annual Report	48

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

49	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	50

Notes to Financial Statements

September 30, 2003 (Unaudited)

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

51	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for the Fund’s A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for Class D is charged at the annual rate 0.25%. The Administration Fee for Class R is charged at the annual rate 0.40%.

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	52

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in the amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $12,955,338 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,252,111	$70,498,106	$3,612,353	$9,672,286

53	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Notes to Financial Statements

September 30, 2003 (Unaudited)

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2003	$144,065
Sales	153,828
Closing Buys	(134,616)
Expirations	(23,610)
Exercised	0

Balance at 09/30/2003	$139,667

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class A	202,562	$2,198,395	488,718	$5,233,785
Class B	26,217	285,219	109,578	1,173,323
Class C	47,796	519,947	162,391	1,738,650
Other Classes	1,005,327	10,910,437	2,455,817	26,314,854

Issued as reinvestment of distributions
Class A	6,990	75,717	26,989	287,246
Class B	1,678	18,181	8,738	92,893
Class C	2,023	21,919	10,597	112,670
Other Classes	77,625	840,876	324,627	3,456,212

Cost of shares redeemed
Class A	(175,040)	(1,894,237)	(243,150)	(2,606,934)
Class B	(31,946)	(344,594)	(35,839)	(384,143)
Class C	(55,214)	(595,809)	(56,979)	(610,919)
Other Classes	(1,074,970)	(11,645,890)	(1,626,472)	(17,425,354)

Net increase resulting from Fund share transactions	33,048	$390,161	1,625,015	$17,382,283

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,743,310	$(501,895)	$1,241,415

09.30.03 I PIMCO Total Return Fund Semi-Annual Report	54

Pacific Investment Management Series

Manager	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

55	PIMCO Total Return Fund Semi-Annual Report I 09.30.03

Receive this report electronically paper mailings.

To enroll, go to www.pimcoadvisors.com/edelivery.

PZ053.11/03

This material is authorized for use only when preceded or

accompanied by a current PIMCO Funds: Pacific Investment

Management Series prospectus.

The following is a supplement (dated November 24, 2003) to the PIMCO Funds: Pacific Investment Management Series Total Return Fund D prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Investment Minimums. Effective January 1, 2004, the Trust will increase the initial investment minimum from $2,500 to $5,000 per Fund. Accordingly, the disclosure contained in the Investment Minimums chart in the subsection captioned “Investment Minimums” under the section titled “How to Buy and Sell Shares” is modified to read as follows:

Investment Minimums. The following investment minimums apply for purchases of Class D shares.

Initial Investment	Subsequent Investments
$5,000 per Fund*	$100 per Fund

*	Prior to January 1, 2004, the initial investment minimum applicable to purchases of Class D shares will be $2,500.

Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Small Account Liquidation. The Trust currently intends to liquidate accounts with balances of $250 or less as of the close of business on February 6, 2004. Shareholders who wish to prevent the liquidation of their accounts must increase their account balances to greater than $250 by February 5, 2004.

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        2

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

3        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Management Review

•	PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class D Shares outperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.48% versus 2.35% for the Index.

•	The Fund held longer-than-index duration during the period, which had a negative impact on returns as yields increased. An emphasis on longer maturities for most of the period hurt performance as these yields increased most.

•	A near-benchmark weighting in mortgages was neutral for performance.

•	A corporate underweight was negative as rising profits stimulated investor demand, but positive security selection of auto and telecom issues more than offset this impact.

•	Non-U.S. holdings, mainly Eurozone exposure, helped returns as yields on these assets rose less than Treasuries.

•	Emerging market bonds helped returns as improved credit quality and a broader investor base sustained their rally.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        4

PIMCO Total Return Fund Performance Summary

INVESTMENT PERFORMANCE For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)
PIMCO Total Return Fund Class D	2.48%	7.00%	6.89%	7.26%	8.87%
Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—
Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—
* Annualized

Past performance is no guarantee of future results.

5        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Fund distributions or (ii) the redemption of Fund shares. The returns represent the blended performance of the Fund’s D shares and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect retail share current sales charges and different operating expenses. The D shares were first offered in April 1998. The credit quality of the investment in the fund’s portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with Class A shares. The Lipper Average is calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. The Fund may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, and this risk may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        6

(This Page Intentionally Left Blank)

7        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Schedule of Investments

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.7%

Banking & Finance 5.8%
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	$21,058	$16,286
Allstate Life Funding LLC
1.410% due 07/26/2004 (a)	9,600	9,617
Amerco, Inc.
7.230% due 01/21/2027 (b)	1,250	1,134
7.135% due 10/15/2049	15,000	13,612
American Express Travel
5.625% due 01/22/2004	22,700	22,984
Aon Capital Trust A
8.205% due 01/01/2027	725	833
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,092
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,445
5.800% due 04/20/2004	510	523
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	31,450	32,191
Bank of America Corp.
6.625% due 06/15/2004	40	42
6.125% due 07/15/2004	600	622
Bank One Corp.
1.410% due 05/07/2004 (a)	8,200	8,214
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	127,900	127,977
6.625% due 01/15/2004	200	203
6.150% due 03/02/2004 (a)	300	306
8.750% due 03/15/2004	75	77
1.560% due 06/01/2004 (a)	12,665	12,708
1.355% due 09/16/2005 (a)	16,000	15,992
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	604
Chase Manhattan Corp.
5.750% due 04/15/2004 (a)	150	153
CIT Group, Inc.
5.625% due 10/15/2003	250	250
7.500% due 11/14/2003	35	35
5.570% due 12/08/2003	1,000	1,008
5.500% due 02/15/2004	17,000	17,260
2.640% due 03/01/2004 (a)	25,000	25,143
5.625% due 05/17/2004	21,650	22,215
2.430% due 07/30/2004 (a)	10,000	10,097
2.610% due 01/31/2005 (a)	75	76
Citigroup, Inc.
5.800% due 03/15/2004	200	204
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,827	1,834
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	83,600	92,117
8.750% due 06/15/2030	210,740	268,279
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,402
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	10,115
7.100% due 03/15/2007	31,900	35,799
Farmers Insurance
8.625% due 05/01/2024	275	281
First National Bank Chicago
8.080% due 01/05/2018	250	304
First Security Corp.
5.875% due 11/01/2003	9,325	9,359
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	47,000	46,990
1.630% due 01/05/2004	25,000	25,002
7.500% due 06/15/2004	100	103
6.700% due 07/16/2004	99,266	102,690
1.718% due 07/19/2004 (a)	5,800	5,780
8.250% due 02/23/2005	2,500	2,632
1.297% due 04/28/2005 (a)	5,000	4,910
1.560% due 07/07/2005	13,900	13,640
1.550% due 07/18/2005 (a)	10,990	10,800
7.600% due 08/01/2005	5,000	5,376
6.375% due 12/15/2005	100	105
6.500% due 01/25/2007	220	233
7.200% due 06/15/2007	25	27
5.800% due 01/12/2009 (a)	655	661
7.375% due 10/28/2009	200	213
7.875% due 06/15/2010	1,795	1,949
7.375% due 02/01/2011	1,285	1,354
7.250% due 10/25/2011	94,250	98,509
Gemstone Investors Ltd.
7.710% due 10/31/2004	118,150	117,264
General Motors Acceptance Corp.
6.625% due 10/20/2003	2,000	2,004
1.438% due 11/07/2003 (a)	20,000	19,999
5.750% due 11/10/2003	1,100	1,105
2.088% due 01/20/2004 (a)	391,435	391,761
6.380% due 01/30/2004	4,000	4,063
1.877% due 03/22/2004 (a)	82,500	82,632
1.360% due 04/05/2004 (a)	98,747	98,630
1.914% due 05/04/2004 (a)	3,000	3,003
1.836% due 05/10/2004 (a)	149,200	149,284
1.830% due 05/17/2004 (a)	94,700	94,753
1.390% due 05/28/2004 (a)	73,000	72,834
6.850% due 06/17/2004	1,200	1,241
1.540% due 07/20/2004 (a)	19,200	19,165
1.460% due 07/21/2004 (a)	36,000	35,905
1.510% due 07/30/2004 (a)	89,977	89,755
3.030% due 05/19/2005 (a)	82,825	83,884
7.500% due 07/15/2005	200	215
6.625% due 10/15/2005	100	107
6.650% due 11/17/2005	500	526
6.750% due 01/15/2006	565	605
6.125% due 02/01/2007	2,535	2,686
6.150% due 04/05/2007	150	159
8.950% due 07/02/2009	7,246	7,942
7.750% due 01/19/2010	445	490

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        8

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.250% due 03/02/2011	$1,000	$1,061
6.875% due 09/15/2011	1,905	1,980
7.000% due 02/01/2012	2,000	2,086
6.875% due 08/28/2012	104,300	108,090
7.430% due 12/01/2021	225	225
8.000% due 11/01/2031	65,225	67,188
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	20,725
Goldman Sachs Group L.P.
1.836% due 02/09/2009 (a)	10,000	10,120
Hartford Life, Inc.
6.900% due 06/15/2004	600	622
Hitachi Credit America
1.476% due 10/15/2003 (a)	11,500	11,501
Household Capital Trust III
1.450% due 06/26/2004 (a)	27,925	27,951
Household Finance Corp.
8.000% due 08/01/2004	225	237
Household International Netherlands BV
6.200% due 12/01/2003	12,820	12,917
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	98,034
10.176% due 12/31/2049 (a)	66,160	101,698
IMEXA Export Trust
10.625% due 05/31/2005	1,762	1,322
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	600	629
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)	1,805	1,874
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	6,540	8,314
Korea Development Bank
6.625% due 11/21/2003	2,090	2,104
7.125% due 04/22/2004 (a)	320	330
6.750% due 12/01/2005	55	60
7.250% due 05/15/2006	50	56
LG & E Capital Corp.
6.205% due 05/01/2004	1,000	1,021
6.460% due 01/15/2008 (a)	3,000	3,230
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,539
Lion Connecticut Holdings
7.250% due 08/15/2023	50	56
Lloyds TSB Bank PLC
1.530% due 08/25/2010 (a)	3,000	3,008
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,770
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,502
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,827
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	152
5.625% due 01/20/2004	1,200	1,215
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	138,200	138,951
National Westminster Bank PLC
9.375% due 11/15/2003	200	202
Natexis Ambs Co.
8.440% due 12/29/2049	14,000	16,665
Nordbanken AB
8.950% due 11/29/2049	28,000	34,487
Osprey Trust
8.310% due 01/15/2049 (b)	76,155	10,662
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,243
Parker Retirement Savings Plan
6.340% due 07/15/2008	538	594
Pemex Finance Ltd.
6.125% due 11/15/2003	1,733	1,742
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	152,300	153,922
7.875% due 02/01/2009	3,770	4,298
8.000% due 11/15/2011	100,500	114,067
7.375% due 12/15/2014	32,130	34,700
8.625% due 02/01/2022	58,900	65,968
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	73,200	73,198
4.565% due 07/03/2008 (a)	16,700	16,634
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,338
Premium Asset Trust
1.465% due 11/27/2004 (a)	48,900	49,040
1.410% due 10/06/2005 (a)	300	300
1.521% due 09/08/2007 (a)(n)	34,900	34,400
Prime Property Funding II
7.000% due 08/15/2004	110	115
Prudential Funding Corp.
6.625% due 04/01/2009	17,000	18,563
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	13,911
7.250% due 02/15/2011	29,443	26,351
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	275
9.000% due 11/15/2049 (b)	19,000	2,394
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	88,200	88,722
6.090% due 06/08/2006 (a)	17,800	17,822
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	49,824
9.118% due 03/31/2049 (a)	92,400	116,905
7.648% due 08/31/2049	195	237
Salomon Smith Barney Holdings, Inc.
1.460% due 01/22/2004 (a)	10,000	10,011
7.000% due 03/15/2004	100	103
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	26,295
Spieker Properties, Inc.
6.800% due 05/01/2004	1,100	1,130

9        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

Studio RE Ltd.
6.210% due 07/07/2006 (a)	$15,600	$15,678
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	550	639
Transamerica Finance Corp.
7.500% due 03/15/2004	270	277
Trinom Ltd.
5.060% due 12/18/2004 (a)	48,700	49,001
U.S. Bancorp
6.500% due 06/15/2004	600	621
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900	48,378
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,300	96,872
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	16,000	16,010
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	51

		4,294,419

Industrials 2.8%
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,182
Albertson’s, Inc.
6.550% due 08/01/2004	240	248
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,680
Altria Group, Inc.
7.750% due 01/15/2027	28,000	29,319
America West Airlines, Inc.
6.870% due 01/02/2017 (a)	1,710	1,483
American Airlines, Inc.
9.850% due 06/15/2008	1,772	1,185
10.210% due 01/01/2010	12,500	7,747
10.610% due 03/04/2011	1,895	1,241
6.978% due 04/01/2011	34,923	34,679
9.780% due 11/26/2011	355	236
10.190% due 05/26/2016	3,661	2,396
AOL Time Warner, Inc.
7.700% due 05/01/2032	54,650	62,979
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	700
Canadian National Railway Co.
6.450% due 07/15/2006	550	607
Coastal Corp.
6.200% due 05/15/2004	3,000	3,000
6.500% due 05/15/2006	810	717
7.500% due 08/15/2006	9,075	8,122
6.375% due 02/01/2009	9,000	7,155
7.750% due 06/15/2010	15,500	12,942
9.625% due 05/15/2012	9,000	8,415
6.700% due 02/15/2027	400	338
7.420% due 02/15/2037	9,000	6,390
ConAgra Foods, Inc.
7.400% due 09/15/2004	3,400	3,578
Continental Airlines, Inc.
6.410% due 04/15/2007	262	230
6.954% due 08/02/2009	10,711	8,177
7.056% due 09/15/2009	40,409	40,448
7.487% due 10/02/2010	1,215	1,191
7.730% due 03/15/2011	2,059	1,455
6.503% due 06/15/2011	9,220	9,047
6.900% due 01/02/2018	1,348	1,271
6.820% due 05/01/2018	6,117	5,704
7.256% due 03/15/2020	25,467	25,086
7.707% due 04/02/2021	3,580	3,492
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004 (a)	3,400	3,401
1.660% due 08/16/2004 (a)	56,100	56,031
6.900% due 09/01/2004	30	31
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)(n)	7,773	3,669
10.430% due 01/02/2011	3,755	2,919
10.140% due 08/14/2012	1,000	737
10.000% due 06/05/2013	10,828	7,986
10.060% due 01/02/2016	6,500	4,599
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,179	9,159
7.570% due 05/18/2012	41,250	41,757
7.111% due 03/18/2013	60,000	58,848
9.200% due 09/23/2014	6,000	4,807
10.000% due 12/05/2014	5,000	3,587
10.500% due 04/30/2016	27,950	21,521
Dex Media East LLC
7.375% due 12/15/2012	2,000	1,645
Duty Free International, Inc.
7.000% due 01/15/2004 (n)	175	82
Eastman Chemical Co.
6.375% due 01/15/2004	17,650	17,872
EchoStar DBS Corp.
4.390% due 10/01/2008 (a)	500	512
El Paso Corp.
6.950% due 12/15/2007	10,100	8,888
6.750% due 05/15/2009	37,069	31,138
7.000% due 05/15/2011	19,500	16,185
7.875% due 06/15/2012	26,100	22,055
8.050% due 10/15/2030	13,500	10,294
7.800% due 08/01/2031	15,600	11,622
7.750% due 01/15/2032	112,280	83,649
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	1,216
Federal Express Corp.
6.845% due 01/15/2019 (a)	764	847
Ford Capital BV
9.500% due 06/01/2010	200	227
Ford Motor Co.
7.250% due 10/01/2008	800	836
Fortune Brands, Inc.
8.500% due 10/01/2003	500	500

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        10

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

General Motors Corp.
6.250% due 05/01/2005	$300	$314
7.125% due 07/15/2013	2,900	3,047
8.250% due 07/15/2023	65,700	68,878
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,765
HCA, Inc.
6.910% due 06/15/2005 (a)	9,500	10,034
HNA Holdings, Inc.
6.125% due 02/01/2004	200	203
International Game Technology
7.875% due 05/15/2004	14,500	15,021
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	42,550	42,415
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,433
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,719
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)(n)	1,490	1,655
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	51
1.810% due 02/28/2005 (a)	500	502
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,862
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,380	837
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,112
9.375% due 12/02/2008	51,650	61,980
9.250% due 03/30/2018	2,000	2,355
9.500% due 09/15/2027	31,000	37,665
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.800% due 12/01/2003	76,050	76,421
7.000% due 07/15/2005	15,125	15,846
6.950% due 06/01/2006	9,540	10,057
7.200% due 02/01/2007	37,000	39,707
Qwest Corp.
5.650% due 11/01/2004	6,610	6,676
7.200% due 11/01/2004	8,550	8,828
5.625% due 11/15/2008	5,000	4,900
8.875% due 03/15/2012	110,025	122,678
7.500% due 06/15/2023	25,250	23,735
7.250% due 09/15/2025	17,100	15,647
7.200% due 11/10/2026	2,150	1,946
8.875% due 06/01/2031	10,223	10,734
6.875% due 09/15/2033	23,280	20,603
7.250% due 10/15/2035	5,000	4,475
Safeway, Inc.
6.850% due 09/15/2004	250	262
Scotia Pacific Co.
7.710% due 01/20/2014	230	130
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,720
7.625% due 07/15/2011	25,120	20,850
Southern National Gas Co.
7.350% due 02/15/2031	200	185
SR Wind Ltd.
6.386% due 05/18/2005 (a)	12,000	12,057
6.886% due 05/18/2005 (a)	13,000	13,181
Systems 2001 Asset Trust
7.156% due 12/15/2011	28,201	31,167
TCI Communications, Inc.
8.650% due 09/15/2004	625	661
Tenet Healthcare Corp.
6.375% due 12/01/2011	40	39
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,692
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	290
Time Warner Entertainment Co.
10.150% due 05/01/2012	250	338
9.150% due 02/01/2023	475	603
Time Warner, Inc.
7.975% due 08/15/2004	18,032	18,939
9.125% due 01/15/2013	27,765	35,352
6.875% due 06/15/2018	140	156
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,153
Tyco International Group S.A.
5.875% due 11/01/2004	23,675	24,385
UAL Equipment Trust
11.080% due 05/27/2006 (b)(n)	10,249	2,111
United Airlines, Inc.
1.360% due 03/02/2004 (a)	17,730	13,918
9.200% due 03/22/2008 (b)	3,380	1,029
6.201% due 09/01/2008	6,000	4,855
7.730% due 07/01/2010	5,000	3,906
7.186% due 04/01/2011 (b)	19,632	16,706
8.030% due 07/01/2011 (b)	465	71
6.932% due 09/01/2011 (a)	10,500	2,895
10.360% due 11/13/2012 (b)	7,000	2,783
6.071% due 03/01/2013	4,493	3,626
10.020% due 03/22/2014 (b)	11,925	3,550
10.850% due 07/05/2014 (b)	34,111	9,636
10.850% due 02/19/2015 (b)	3,000	848
10.125% due 03/22/2015 (b)	14,300	3,983
9.060% due 06/17/2015 (b)	6,000	2,364
9.210% due 01/21/2017 (b)	15,900	6,465
US Airways, Inc.
6.850% due 01/30/2018	132	123
Walt Disney Co.
5.125% due 12/15/2003	500	504
4.875% due 07/02/2004	10,000	10,243
Waste Management, Inc.
6.375% due 12/01/2003	11,900	11,983
8.000% due 04/30/2004	5,525	5,708

11        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 05/15/2004	$94,000	$96,722
Williams Cos., Inc.
6.500% due 08/01/2006	400	403
7.125% due 09/01/2011	5,000	4,963
8.125% due 03/15/2012	600	627
7.625% due 07/15/2019	32,170	30,079
7.875% due 09/01/2021	65,095	61,840
7.500% due 01/15/2031	15,000	13,425
7.750% due 06/15/2031	21,150	19,247
8.750% due 03/15/2032	137,430	136,399

		2,060,418

Utilities 3.1%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	48,200	48,249
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,608
AT&T Corp.
6.000% due 03/15/2009	194	209
7.800% due 11/15/2011	84,300	97,616
8.500% due 11/15/2031	255,295	303,318
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,391
British Telecom PLC
2.435% due 12/15/2003 (a)	225,960	226,447
7.000% due 05/23/2007	25,000	28,188
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,206
Centerior Energy Corp.
7.670% due 07/01/2004	2,500	2,603
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	35,000	35,219
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	95,060
Dynegy Holdings, Inc.
8.750% due 02/15/2012	98,850	90,942
Edison International, Inc.
6.875% due 09/15/2004	350	358
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,797
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,570	19,467
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,000	3,097
France Telecom S.A.
8.450% due 03/01/2006 (a)	34,060	38,561
9.250% due 03/01/2011	57,760	70,674
9.750% due 03/01/2031	175,270	234,818
Hydro - Quebec
1.312% due 09/29/2049 (a)	5,600	4,900
Korea Electric Power Corp.
6.375% due 12/01/2003	220	222
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	15,000
New York Telephone Co.
6.250% due 02/15/2004	150	153
Niagara Mohawk Power Corp.
5.375% due 10/01/2004	175	181
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,940
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	197
Orange PLC
8.750% due 06/01/2006	360	418
Pacific Bell
7.000% due 07/15/2004	50	52
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	101
7.250% due 08/01/2026	10,000	10,425
7.958% due 10/31/2049 (a)	33,700	34,121
Progress Energy, Inc.
6.550% due 03/01/2004	12,400	12,651
Sprint Capital Corp.
5.700% due 11/15/2003	41,030	41,167
7.900% due 03/15/2005	24,000	25,933
7.125% due 01/30/2006	5,140	5,648
6.000% due 01/15/2007	141,170	152,055
6.125% due 11/15/2008	17,610	19,036
6.375% due 05/01/2009	5,000	5,444
7.625% due 01/30/2011	84,308	95,198
8.375% due 03/15/2012	117,498	138,858
6.900% due 05/01/2019	51,460	52,909
6.875% due 11/15/2028	83,275	81,495
8.750% due 03/15/2032	145,535	173,537
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	13,050
Toledo Edison Co.
7.875% due 08/01/2004	500	525
TXU Corp.
8.250% due 04/01/2004	2,000	2,064
7.000% due 03/15/2013	16,600	18,083
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,871
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,044
United Telecom, Inc.
6.890% due 07/01/2008 (c)	700	768
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)(n)	2,760	3,013
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,876
5.604% due 01/01/2022	3,000	3,000
Wilmington Trust Co.
10.500% due 01/02/2007 (c)(n)	5,307	2,566
10.570% due 01/02/2007 (c)(n)	11,640	5,685
10.500% due 07/01/2008 (c)	322	363
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007 (c)(n)	6,458	3,062

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        12

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

WorldCom, Inc. - WorldCom Group
7.875% due 05/15/2003 (b)	$3,700	$1,230
6.250% due 08/15/2003 (b)	7,500	2,494
6.400% due 08/15/2005 (b)	12,100	4,023
7.375% due 01/15/2006 (b)	46,800	15,561
7.750% due 04/01/2007 (b)	2,000	665
8.250% due 05/15/2010 (b)	11,500	3,824
7.375% due 01/15/2011 (b)	21,150	7,032

		2,279,268

Total Corporate Bonds & Notes (Cost $8,417,028)		8,634,105

MUNICIPAL BONDS & NOTES 1.7%

Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.960% due 09/01/2021	13,228	13,788
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,331
5.000% due 12/01/2032	10,000	10,198

		39,317

California 0.4%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,200	14,339
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.990% due 12/01/2029 (a)	2,500	2,529
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	22,500	22,581
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	179,010	155,347
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,275
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,100	4,029
6.750% due 06/01/2039	8,050	7,211
7.875% due 06/01/2042	5,000	5,058
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,788
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,406
Madera Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028	2,260	2,287
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	5,500	5,552
Orange County, California Water District Certificates of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,132
Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027	2,950	2,992
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,709
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2033	5,000	5,049

		268,284

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	10,000	10,138
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,074
5.000% due 12/01/2027	2,820	2,893

		15,105

Florida 0.1%
Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2033	9,000	9,133
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,568
Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033 (d)	10,000	10,148
Miami-Dade County School Board Certificates of Participation, (FGIC Insured), Series 2003
5.000% due 08/01/2029	30,525	30,973
Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,087

		61,909

13        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

Illinois 0.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	$21,000	$5,482
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,018
5.000% due 01/01/2034	18,375	18,632
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	757
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	13,000	13,189
5.250% due 01/01/2028	3,000	3,135
Illinois Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,067
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,091
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,300	2,310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,253
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	29,075	27,059
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,084
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,282
State of Illinois General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058
State of Illinois General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,399
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,069

		144,885

Indiana 0.0%
Indianapolis, Indiana Local Public Improvement Tax Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,097
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	13,250	13,537
Purdue University, Indiana Revenue Bonds, Series 2003
5.000% due 07/01/2029	3,500	3,532
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,586

		25,752

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,090

Kansas 0.0%
Johnson County Unified School District General Obligation Bonds, Series 2001
5.000% due 10/01/2010	5,000	5,654

Massachusetts 0.2%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,310	33,849
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,578
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,098

		134,525

Michigan 0.1%
Allen Park, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	8,430	8,513
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	15,000	15,159
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,389
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	5,750	5,785

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        14

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	$10,910	$10,974
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/15/2026	8,500	8,630
West Ottawa, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2032	6,775	6,883

		62,333

Minnesota 0.0%
State of Minnesota General Obligation Bonds, Series 2003
5.000% due 08/01/2010	100	113

Montana 0.0%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	7,500	7,591

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	2,374	2,881
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2035	11,500	11,623

		14,504

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,599
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	100	101

		13,700

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.640% due 01/01/2018 (a)	2,875	3,734
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	9,500	10,627
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,800	100,662
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042	5,000	4,083
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,505

		130,668

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	5,000	5,024

New York 0.1%
Long Island College Hospital Revenue Bonds, (FHA Insured), Series 2000
8.900% due 08/15/2030	27,700	32,043
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,627
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	20,420	20,575
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,570
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,853
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024 (a)	500	585
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	50	50
5.000% due 03/15/2032	5,955	5,995
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,469
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010	100	121
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,490

		95,378

15        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

North Carolina 0.0%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	$2,733	$3,071

Ohio 0.0%
Ohio State Higher Education Facilities Revenue Bonds, Series 2003
5.000% due 10/01/2033	6,250	6,304

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	11,975	12,213

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	12,315	12,107
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,360

		29,467

Texas 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,913
County of Montgomery, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026	16,000	16,215
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,565
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,036
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,846
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,820
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	101
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	2,915	2,953
5.000% due 08/01/2033	5,000	5,046
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,031
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,583
5.000% due 08/15/2033	45,100	45,342
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,643

		126,094

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	4,000	4,041

Washington 0.1%
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	12,660	12,748
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,599
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	100	88
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015	29,800	33,835
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,117

		64,387

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	7,993	9,036

Total Municipal Bonds & Notes (Cost $1,297,011)		1,284,445

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.875% due 12/15/2004	720	725
2.375% due 04/13/2006	50	50
5.000% due 01/20/2007	150	152
5.250% due 03/22/2007	74,873	76,352

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        16

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.500% due 12/19/2007	$1,000	$1,013
6.250% due 02/17/2011	4,475	4,550
Federal Home Loan Bank
3.625% due 10/15/2004	230	236
3.250% due 08/15/2005	200	206
Freddie Mac
2.150% due 01/21/2005	55	55
4.050% due 06/21/2005	435	444
2.500% due 07/28/2005	35	35
9.000% due 09/15/2008	37	38
Small Business Administration
8.017% due 02/10/2010	76,127	86,398
7.449% due 08/01/2010	92,840	103,556
6.640% due 02/01/2011	18,782	20,389
6.344% due 08/10/2011	5,277	5,660
6.030% due 02/01/2012	34,127	36,074
4.524% due 02/10/2013	32,846	32,316
7.700% due 07/01/2016	452	510
6.950% due 11/01/2016	3,096	3,434
6.700% due 12/01/2016	11,290	12,449
7.150% due 03/01/2017	4,941	5,523
7.500% due 04/01/2017	3,468	3,907
7.190% due 12/01/2019	390	441
7.630% due 06/01/2020	17,912	20,543
6.900% due 12/01/2020	8,582	9,614
5.340% due 11/01/2021	14,731	15,520

Total U.S. Government Agencies (Cost $413,008)		440,190

U.S. TREASURY OBLIGATIONS 9.7%

Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	298,179	328,090
3.625% due 01/15/2008	217,529	244,142
3.875% due 01/15/2009	1,611,747	1,841,674
4.250% due 01/15/2010	612,074	718,613
3.500% due 01/15/2011	918,506	1,039,635
3.375% due 01/15/2012	321,722	362,138
3.000% due 07/15/2012	1,316,111	1,441,965
1.875% due 07/15/2013	280,250	278,849
3.625% due 04/15/2028	87,876	105,919
3.875% due 04/15/2029	641,489	808,177
3.375% due 04/15/2032	321	385
U.S. Treasury Strip
0.000% due 11/15/2003	75	75
U.S. Treasury Notes
3.250% due 12/31/2003	100	101
5.875% due 02/15/2004	300	305
5.250% due 05/15/2004	270	277

Total U.S. Treasury Obligations (Cost $6,987,114)		7,170,345

MORTGAGE-BACKED SECURITIES 40.7%

Collateralized Mortgage Obligations 10.7%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029 (a)	4,117	4,166
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	45,608	49,715
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	240	250
Aurora Loan Services
1.810% due 05/25/2030 (a)	2,920	2,899
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	6,522	6,523
6.250% due 08/25/2028	12,084	12,259
6.500% due 05/25/2029 (a)	19,417	19,412
6.178% due 07/25/2031 (a)	117	117
6.346% due 07/25/2032 (a)	31,326	32,068
5.796% due 10/20/2032 (a)	708	724
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	45,585	46,248
6.747% due 02/25/2031 (a)	1,936	1,968
6.859% due 02/25/2031 (a)	1,923	1,951
6.745% due 06/25/2031 (a)	7,920	8,115
6.688% due 09/25/2031 (a)	21	21
6.611% due 11/25/2031 (a)	4,230	4,261
6.755% due 11/25/2031 (a)	3,236	3,252
6.003% due 12/25/2031 (a)	13,426	13,398
6.067% due 12/25/2031 (a)	23,383	23,450
6.129% due 12/25/2031 (a)	36,992	37,101
6.156% due 12/25/2031 (a)(n)	121	121
6.141% due 01/25/2032 (a)	51,238	51,153
6.317% due 02/25/2032 (a)	11,716	11,751
6.023% due 06/25/2032 (a)	107	109
6.137% due 08/25/2032 (a)	14,061	14,332
5.372% due 10/25/2032 (a)	36,153	37,282
5.681% due 01/25/2033 (a)	60,635	60,974
5.415% due 03/25/2033 (a)	54,204	55,898
5.468% due 03/25/2033 (a)	75,250	76,796
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	94	102
5.060% due 12/15/2010	31,067	33,018
7.000% due 02/25/2028 (a)	516	516
6.750% due 04/30/2030	49	48
7.000% due 05/20/2030 (a)	50,230	57,393
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	2,334	2,257
Capco America Securitization Corp.
5.860% due 12/15/2007	30	32
Cendant Mortgage Corp.
6.417% due 11/18/2028 (a)	4,361	4,390
1.760% due 08/25/2030 (a)	198	199
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	29	29
Chase Mortgage Finance Corp.
6.750% due 03/25/2025 (a)	7,946	7,944
6.750% due 10/25/2028	15,172	15,169

17        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

6.500% due 02/25/2029	$12,432	$12,572
6.068% due 12/25/2029 (a)	2,695	2,714
6.221% due 12/25/2029 (a)	25,459	25,770
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	222	222
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024	9,080	9,150
6.250% due 08/25/2024	75	76
7.250% due 10/25/2027	1,342	1,341
6.750% due 09/25/2028	3,496	3,527
6.500% due 10/25/2028	11,093	11,153
7.000% due 09/25/2030	1,263	1,262
7.000% due 02/25/2031	2,998	2,998
6.500% due 03/25/2031	2,795	2,802
7.000% due 03/25/2031	8,520	8,628
6.000% due 06/25/2032	4,801	4,848
CMC Securities Corp.
7.250% due 11/25/2027	411	410
6.750% due 05/25/2028	684	687
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,178	2,181
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	134	135
8.800% due 04/20/2019	106	107
COMM Mortgage Trust
6.145% due 02/15/2008	8,419	8,989
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	44,805	46,513
Countrywide Funding Corp.
6.625% due 02/25/2024	110	110
6.750% due 03/25/2024	9,551	9,572
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	2,597	2,626
6.750% due 11/25/2028	1,874	1,873
6.500% due 01/25/2029	16,573	16,637
6.500% due 03/25/2029 (a)	14,039	14,036
6.015% due 07/19/2031 (a)	1,157	1,174
6.025% due 03/19/2032	6,771	6,971
5.345% due 09/19/2032 (a)	4,406	4,512
Credit-Based Asset Servicing & Securitization LLC
1.490% due 10/25/2028 (a)	3,824	3,832
1.520% due 09/25/2029 (a)	379	379
1.430% due 02/25/2030 (a)	14,400	14,355
1.450% due 01/25/2032 (a)	25,371	25,404
Crusade Global Trust
1.620% due 02/15/2030 (a)	25,730	25,768
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	3,575	3,575
7.290% due 09/15/2009	335	391
6.000% due 02/25/2017	5,964	6,092
6.000% due 06/25/2017	4,166	4,234
6.750% due 12/27/2028	15,514	16,115
7.500% due 03/25/2031	9,907	10,094
1.710% due 06/25/2031 (a)	9,274	9,314
1.660% due 11/25/2031 (a)	736	738
6.168% due 12/25/2031	16,946	17,258
1.510% due 02/25/2032 (a)	6,732	6,814
1.117% due 03/25/2032 (a)	7,230	7,039
1.271% due 03/25/2032 (a)	1,194	1,186
6.248% due 04/25/2032 (a)	27,607	28,427
1.500% due 05/25/2032 (a)	52,079	52,124
6.000% due 07/25/2032	2,336	2,348
5.500% due 09/25/2032	7,423	7,491
7.500% due 12/25/2032	124	132
6.000% due 01/25/2033	15,010	15,116
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	713	719
3.843% due 08/01/2021 (a)(c)(n)	2,263	2,261
8.000% due 03/25/2022	51	51
4.157% due 12/25/2022 (a)	388	388
6.405% due 03/25/2023 (a)	59	59
5.269% due 03/25/2024 (a)	53	53
4.360% due 05/25/2024 (a)	29	29
6.648% due 10/25/2024 (a)	151	152
1.610% due 06/25/2026 (a)	422	424
6.850% due 12/17/2027	34	34
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	190	192
Fannie Mae
7.000% due 05/25/2006	66	69
6.500% due 08/25/2007	598	602
6.740% due 08/25/2007	425	479
6.270% due 09/25/2007	3,000	3,327
7.000% due 10/25/2007	81	84
6.500% due 12/25/2007	1,870	1,898
6.250% due 01/25/2008	46,880	51,471
6.500% due 05/25/2008	219	228
15.112% due 09/25/2008 (a)	1,100	1,262
4.000% due 02/25/2009	28	28
6.000% due 02/25/2009	942	1,000
6.500% due 02/25/2009	13	14
6.500% due 03/25/2009	44	47
3.000% due 08/25/2009	65,266	66,332
5.000% due 01/25/2012	78	79
6.370% due 02/25/2013	28,500	31,940
6.500% due 04/25/2013	75	78
5.500% due 11/25/2013	175	177
8.000% due 12/25/2016 (a)	62	68
1.600% due 03/25/2017	1,634	1,645
11.000% due 11/25/2017	490	577
9.250% due 04/25/2018	60	68
9.300% due 05/25/2018	243	266
1.612% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	185	210

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        18

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

9.500% due 02/25/2019	$537	$609
9.500% due 06/25/2019	513	583
9.300% due 08/25/2019 (a)	22	25
9.000% due 11/25/2019	462	520
7.500% due 12/25/2019	6,638	7,284
9.000% due 12/25/2019	1,876	2,112
7.000% due 03/25/2020	364	394
9.500% due 03/25/2020	661	751
7.500% due 05/25/2020	771	844
9.000% due 05/25/2020	257	279
6.000% due 07/25/2020	32	32
9.000% due 09/25/2020	961	1,083
8.000% due 12/25/2020	1,934	1,942
8.750% due 01/25/2021	962	1,079
9.000% due 01/25/2021	1,703	1,917
9.000% due 03/25/2021	167	189
6.500% due 06/25/2021	2,122	2,239
8.000% due 07/25/2021	4,037	4,457
8.500% due 09/25/2021	1,408	1,571
7.000% due 10/25/2021	2,889	3,129
7.750% due 01/25/2022	6,913	7,605
6.250% due 03/25/2022	1,432	1,442
7.000% due 04/25/2022	11,258	11,883
7.375% due 05/25/2022	5,388	5,786
7.500% due 05/25/2022	837	894
7.000% due 06/25/2022	420	451
8.000% due 06/25/2022	3,400	3,774
7.000% due 07/25/2022	2,035	2,211
7.500% due 07/25/2022	400	437
8.000% due 07/25/2022	22,162	24,447
6.500% due 10/25/2022	3,042	3,140
7.800% due 10/25/2022	1,023	1,129
6.500% due 03/25/2023	530	539
7.000% due 03/25/2023	4,736	4,761
6.900% due 05/25/2023	194	204
7.000% due 06/25/2023	905	1,000
6.000% due 08/25/2023	15,533	16,371
7.400% due 09/25/2023	41	41
6.500% due 10/25/2023	10,404	10,601
6.750% due 10/25/2023	727	798
6.500% due 12/25/2023	187	195
5.000% due 01/25/2024	203	212
6.500% due 02/25/2024 (a)	5,150	5,654
6.000% due 06/25/2024	101	101
6.500% due 08/17/2024	17,000	18,562
4.750% due 01/25/2025	48	48
6.000% due 01/25/2025	61	61
1.450% due 02/25/2025 (a)	950	951
7.500% due 11/17/2025 (a)	289	305
6.500% due 05/25/2026	17	17
7.000% due 12/18/2026	16,308	17,421
6.000% due 12/25/2026	170	175
8.500% due 02/17/2027	1,283	1,392
6.000% due 03/25/2027	320	327
5.000% due 04/18/2027	271	277
6.000% due 05/17/2027	5,470	5,894
6.250% due 05/25/2027	1,808	1,810
7.000% due 06/18/2027	684	761
6.500% due 07/18/2027	209	219
7.500% due 08/20/2027	2,022	2,173
5.750% due 12/20/2027	7,235	7,493
7.000% due 12/20/2027	19,924	21,219
6.000% due 02/25/2028	200	210
1.510% due 04/18/2028 (a)	874	877
6.500% due 06/25/2028	4,425	4,610
6.000% due 07/18/2028	10,298	10,718
6.500% due 07/18/2028	67,412	71,232
9.379% due 09/25/2028 (a)	4,538	5,041
6.500% due 10/25/2028	23,212	24,300
6.000% due 12/25/2028	66	67
6.000% due 01/25/2029	13,019	13,202
6.000% due 02/25/2029	11,827	11,961
6.250% due 02/25/2029	3,500	3,674
6.290% due 02/25/2029	500	542
4.900% due 03/25/2029	48,057	49,486
7.500% due 04/25/2029	630	691
6.000% due 07/25/2029	10,383	10,587
6.000% due 08/25/2029	3,302	3,346
6.000% due 04/25/2030	582	598
7.500% due 06/19/2030	150	164
8.500% due 06/25/2030	13,169	15,262
6.500% due 07/25/2030	250	265
1.535% due 08/25/2030 (a)	11,111	11,185
1.485% due 09/25/2030 (a)	535	542
1.560% due 10/18/2030 (a)	7,765	7,810
7.000% due 11/25/2030	15,843	17,099
6.000% due 05/25/2031	38,936	40,312
6.500% due 07/25/2031	14,242	15,463
7.500% due 07/25/2031	590	648
6.500% due 09/25/2031	13,661	14,348
6.500% due 10/03/2031	11,326	12,425
6.500% due 10/25/2031	61,769	64,395
6.000% due 11/25/2031	40,068	40,518
6.500% due 11/25/2031	22,870	24,984
6.000% due 12/25/2031	37,199	37,351
6.500% due 06/25/2032	17,240	18,045
6.000% due 09/25/2032	11,325	11,488
6.500% due 01/01/2033	133,796	142,284
5.500% due 04/25/2033	15,990	14,662
6.390% due 05/25/2036	36,936	37,151
7.416% due 01/17/2037	16,532	18,021
6.500% due 06/17/2038	5,000	5,436
6.300% due 10/17/2038 (a)	19,353	20,568
6.500% due 10/25/2042	146,020	155,283
Federal Home Loan Bank
5.500% due 03/15/2015	21,511	21,941
Federal Housing Administration
8.450% due 07/01/2012 (n)	483	530
6.997% due 09/01/2019	1,917	1,910
7.430% due 01/01/2020 (n)	2,265	2,262

19        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

7.430% due 08/01/2020	$393	$392
7.430% due 12/01/2023	2,476	2,490
7.675% due 09/01/2030 (n)	5,776	6,472
7.125% due 12/01/2035 (n)	6,572	6,775
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,231
7.130% due 05/18/2026	9,318	9,061
7.270% due 09/18/2027	273	274
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)(n)	275	260
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	45	46
6.750% due 02/25/2031	11,760	11,758
6.250% due 01/25/2032	28,921	29,905
First Interstate Bancorp
8.875% due 01/01/2009 (c)(n)	69	70
9.125% due 01/01/2009 (a)(c)(n)	4	4
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,683
8.000% due 10/25/2030	169	169
6.750% due 08/21/2031	58,400	60,567
8.500% due 08/25/2031	332	346
1.710% due 09/25/2031 (a)	888	892
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	9,725	9,739
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	159	160
Freddie Mac
6.750% due 10/15/2003 (a)	264	264
7.000% due 10/15/2003	38	38
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	187	191
7.500% due 04/01/2007	3	3
7.750% due 04/01/2007	1	1
8.000% due 10/01/2007	11	12
6.250% due 10/15/2007	1,762	1,787
6.500% due 09/15/2008	86	89
6.000% due 11/15/2008 (a)	147	155
6.200% due 12/15/2008	4,434	4,679
8.500% due 03/01/2009	53	57
6.000% due 03/15/2009	238	251
7.000% due 06/01/2010	4	5
6.000% due 11/15/2014	1,100	1,126
6.500% due 12/15/2014	570	583
6.000% due 06/15/2015	1,043	1,051
10.100% due 09/01/2016	211	237
5.000% due 09/15/2016	53,521	55,820
5.000% due 11/15/2016	86,471	90,143
10.000% due 11/15/2019	31	31
9.000% due 09/15/2020	19	19
7.000% due 10/15/2020	116	116
8.900% due 11/15/2020	4,058	4,063
9.500% due 11/15/2020	889	891
6.000% due 12/15/2020	68	68
7.000% due 12/15/2020	55	56
8.750% due 12/15/2020	389	389
9.000% due 12/15/2020	822	827
9.500% due 01/15/2021	655	656
8.000% due 04/15/2021 (a)	25	25
8.500% due 06/15/2021 (a)	7,301	7,492
6.950% due 07/15/2021	131	131
9.000% due 07/15/2021	789	835
6.950% due 08/15/2021	40	40
9.500% due 08/15/2021	501	503
4.500% due 09/15/2021	89	89
6.500% due 09/15/2021	273	273
7.000% due 09/15/2021	36	37
8.000% due 12/15/2021	5,698	5,977
8.250% due 06/15/2022	1,172	1,246
6.650% due 07/15/2022	105	106
7.000% due 07/15/2022	3,403	3,598
8.500% due 10/15/2022	1,899	1,931
6.000% due 11/15/2022	209	212
6.250% due 11/15/2022	200	207
6.500% due 11/15/2022	100	103
7.000% due 12/15/2022	9,788	9,978
7.500% due 01/15/2023	13,391	14,304
6.500% due 02/15/2023	701	715
6.250% due 04/15/2023	388	401
7.500% due 05/01/2023	219	236
7.000% due 07/15/2023	2,353	2,553
7.500% due 07/15/2023 (a)	238	243
6.500% due 08/15/2023	187	202
3.840% due 10/25/2023 (a)	3,467	3,579
7.410% due 10/25/2023 (a)	693	757
6.500% due 11/15/2023	6,607	6,655
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	119
6.500% due 03/15/2024	387	393
7.499% due 03/15/2024	1,409	1,410
8.000% due 04/25/2024	167	179
8.500% due 08/01/2024	414	452
6.500% due 09/15/2024	14	14
8.000% due 09/15/2024	15,609	17,029
8.500% due 11/01/2024	171	186
6.000% due 11/15/2024	91	92
6.000% due 12/15/2024	138	139
5.750% due 01/15/2025	185	187
5.000% due 03/15/2025	25,075	25,265
5.750% due 06/15/2025	100	102
6.500% due 03/15/2026	14	14
6.000% due 08/15/2026	601	606
4.362% due 10/01/2026 (a)	1,041	1,077
6.000% due 11/15/2026	550	566
6.250% due 11/15/2026	490	497
6.000% due 02/15/2027	156	160
6.000% due 03/15/2027	8,307	8,383
6.500% due 03/15/2027	9,766	9,799
7.500% due 03/17/2027	10,044	10,716
3.515% due 05/01/2027 (a)	67	70

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        20

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

5.500% due 06/15/2027	$150	$156
6.500% due 06/15/2027	12,279	13,094
7.500% due 06/20/2027	31,500	33,796
6.000% due 07/15/2027	100	102
6.500% due 08/15/2027	19,185	20,640
6.500% due 09/15/2027	52,022	52,977
6.500% due 10/15/2027	20,005	21,433
6.000% due 11/15/2027	665	695
5.750% due 01/15/2028	19	19
6.000% due 01/15/2028	212	215
6.500% due 01/25/2028	8,691	9,251
6.250% due 03/15/2028	10,000	10,658
6.000% due 04/15/2028	71,006	71,702
6.500% due 04/15/2028	162,908	173,016
6.500% due 05/15/2028	55,454	57,985
5.950% due 06/15/2028	31,031	31,400
6.500% due 06/15/2028	74,080	79,586
6.500% due 06/20/2028	28,108	30,238
6.500% due 07/15/2028	114,666	121,350
6.100% due 08/15/2028	2	2
6.500% due 08/15/2028	446,567	474,797
7.000% due 11/15/2028	8,379	8,931
6.000% due 12/01/2028	813	843
6.000% due 12/15/2028	53,731	55,579
6.250% due 12/15/2028	2,006	2,118
6.500% due 12/15/2028	8,526	9,093
6.000% due 01/15/2029	49,994	51,403
6.500% due 01/15/2029	28,380	30,239
6.000% due 02/15/2029 (a)	4,611	4,800
6.500% due 03/15/2029 (a)	58,753	61,857
6.500% due 04/15/2029	15,561	16,538
8.000% due 09/15/2029	9,566	10,889
1.460% due 12/15/2029 (a)	228	230
7.500% due 01/15/2030	8,109	8,814
7.250% due 05/15/2030	1,033	1,068
6.500% due 06/15/2030	10,962	11,229
7.500% due 07/15/2030	758	804
7.000% due 08/15/2030	9,585	10,124
7.500% due 08/15/2030	27,097	29,302
1.610% due 09/15/2030 (a)	1,323	1,330
7.000% due 09/15/2030 (a)	34,109	36,174
7.000% due 10/15/2030	22,487	23,880
7.500% due 10/15/2030	33,803	36,116
1.560% due 11/15/2030 (a)	230	232
6.500% due 04/15/2031	12,274	12,894
5.500% due 05/15/2031	880	897
6.000% due 06/15/2031	10,012	10,150
5.500% due 07/15/2031	12,787	13,054
6.500% due 08/15/2031	18,341	20,007
6.000% due 12/15/2031	10,769	11,380
6.500% due 02/15/2032	19,269	21,046
6.500% due 06/15/2032	18,336	19,797
3.500% due 07/15/2032	207	209
6.500% due 07/15/2032	10,728	11,628
4.076% due 08/15/2032 (a)	15,569	16,208
6.000% due 08/15/2032	23,516	23,755
6.000% due 09/15/2032	6,761	6,875
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	1,001	989
GE Capital Mortgage Services, Inc.
6.500% due 05/25/2029	5,764	5,762
General Electric Capital Mortgage Services, Inc.
6.000% due 02/25/2024	6,081	6,159
6.350% due 05/25/2029	1,434	1,434
6.750% due 05/25/2029	8,892	8,890
6.500% due 07/25/2029 (a)	71,874	72,185
7.000% due 09/25/2029	7,227	7,225
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	269
6.150% due 11/15/2007	115	122
6.974% due 05/15/2008	20,718	22,913
8.950% due 08/20/2017	213	237
6.570% due 09/15/2033	27,297	29,746
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)(n)	5,631	6,094
Government Lease Trust
6.390% due 05/18/2007	10,000	10,982
4.000% due 05/18/2011	35,750	34,363
6.480% due 05/18/2011	14,000	15,782
Government National Mortgage Association
8.000% due 06/20/2025	57	62
7.000% due 10/20/2025 (a)	7,000	7,175
1.660% due 12/16/2025 (a)	611	615
6.750% due 05/16/2026	237	247
7.500% due 07/16/2027	22,655	24,329
6.500% due 04/20/2028	14,054	15,176
6.500% due 06/20/2028	44,048	46,761
6.750% due 06/20/2028	26,752	28,684
7.250% due 07/16/2028	30	32
6.500% due 07/20/2028	74,982	80,091
6.500% due 09/20/2028	48,973	52,304
4.500% due 11/16/2028	18,670	18,015
4.500% due 12/20/2028	12,272	11,864
6.500% due 01/20/2029 (a)	33,468	35,524
7.000% due 02/16/2029	6,815	7,423
6.500% due 03/20/2029 (a)	16,259	17,431
6.000% due 05/20/2029	12,832	13,722
7.500% due 11/20/2029	2,762	3,024
7.000% due 01/16/2030	7,868	8,497
1.610% due 02/16/2030 (a)	13,786	13,884
1.710% due 02/16/2030 (a)	12,162	12,273
1.760% due 02/16/2030 (a)	6,384	6,448
7.500% due 02/20/2030	25,861	28,091
1.510% due 06/20/2030 (a)	1,442	1,448
7.500% due 08/20/2030	13,269	14,024
1.610% due 09/20/2030 (a)	1,881	1,891
7.500% due 09/20/2030	6,180	6,678
1.560% due 10/16/2030 (a)	7,152	7,192
7.000% due 10/16/2030	30,508	32,045
6.500% due 03/20/2031	6,980	7,481

21        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

6.000% due 06/16/2032	$19,206	$20,655
6.000% due 07/20/2032	9,168	9,409
6.750% due 10/16/2040	28,658	30,873
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,424
6.624% due 05/03/2018 (a)	55,900	63,159
6.044% due 08/15/2018 (a)(n)	20,511	22,250
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	4,210	4,214
6.000% due 03/25/2032	2,692	2,760
G-Wing Ltd.
3.770% due 05/06/2004 (a)	32,892	32,645
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	4,194	4,200
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	31	31
Home Savings of America
8.464% due 08/01/2006 (a)(n)	6	6
4.014% due 05/25/2027 (a)	929	926
Impac CMB Trust
1.455% due 12/15/2030 (a)	15,664	15,707
1.390% due 11/25/2031 (a)	12,199	12,219
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	20,874	21,581
Imperial Savings Association
8.208% due 01/25/2017 (a)	20	20
8.847% due 07/25/2017 (a)	55	55
Independent National Mortgage Corp.
2.710% due 07/25/2025 (a)	284	284
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031 (a)	3,740	3,842
6.527% due 01/25/2032 (a)	22,639	23,093
6.596% due 01/25/2032 (a)	4,427	4,501
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (n)	124	132
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,836
7.069% due 09/15/2029	24	25
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	1	1
LB Mortgage Trust
8.399% due 01/20/2017 (a)(n)	50,221	55,987
Lehman Large Loan Trust
6.790% due 06/12/2004	19	19
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032	25,393	26,076
Mellon Residential Funding Corp.
6.110% due 01/25/2029	6,267	6,317
4.214% due 07/25/2029 (a)	20,374	20,491
1.600% due 10/20/2029 (a)	30,358	30,431
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	797	806
6.888% due 06/15/2021 (a)	2,997	3,238
7.148% due 06/15/2021 (a)	2,812	3,049
7.695% due 06/15/2021 (a)	624	680
1.410% due 01/20/2030 (a)	548	549
5.650% due 12/15/2030	2,270	2,354
MLCC Mortgage Investors, Inc.
1.360% due 09/15/2026 (a)	9,957	9,948
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005	28	28
6.190% due 01/15/2007	7,931	8,251
6.170% due 10/03/2008	750	833
6.160% due 04/03/2009 (a)	9,580	10,347
7.460% due 02/15/2020	1,041	1,041
6.220% due 06/01/2030	30	32
6.590% due 10/03/2030 (a)	2,387	2,448
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	565
7.008% due 09/20/2006	13,111	14,279
6.001% due 11/18/2031	46	49
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	3,834	3,875
6.500% due 07/25/2028	10,459	10,593
6.250% due 10/25/2028	4,345	4,441
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,146
1.470% due 04/10/2007 (a)	8,512	8,519
6.888% due 05/10/2007	420	472
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	10,334	10,879
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	510
Norwest Asset Securities Corp.
6.500% due 02/25/2029	30,507	30,500
6.200% due 04/25/2029 (a)	23,548	23,529
6.500% due 04/25/2029	13,979	13,976
6.500% due 06/25/2029 (a)	32,119	32,223
6.500% due 10/25/2029	1,377	1,382
7.000% due 11/25/2029	6,660	6,681
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	774	777
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	183	185
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	3,371	3,368
PHH Mortgage Services Corp.
7.142% due 11/18/2027 (a)	204	214
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	563	562
6.750% due 12/25/2027	3,935	3,930
6.925% due 02/25/2028	229	229
7.000% due 02/25/2028	2,773	2,773
7.000% due 05/25/2028	300	304
6.750% due 07/25/2028	959	979
6.750% due 09/25/2028	1,123	1,147
6.750% due 10/25/2028	5,347	5,426
6.750% due 12/25/2028	8,549	8,765
6.250% due 01/25/2029	6,062	6,148
6.500% due 01/25/2029	396	402

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        22

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

6.300% due 03/25/2029	$9,955	$10,233
6.200% due 06/25/2029 (a)	7,907	8,100
6.500% due 06/25/2029 (a)	48,393	49,779
7.000% due 06/25/2030	6,698	6,878
1.560% due 12/25/2030 (a)	790	791
7.500% due 02/25/2031	787	787
7.375% due 05/25/2040 (a)	124	126
PNC Mortgage Trust
8.250% due 03/25/2030	6,197	6,330
Prudential Home Mortgage Securities
7.400% due 11/25/2007	216	216
7.500% due 03/25/2008	1,518	1,549
6.500% due 07/25/2008	3,715	3,712
6.950% due 11/25/2022	130	130
6.500% due 01/25/2024	5	5
6.250% due 04/25/2024	14,672	15,049
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	5,651	6,051
Prudential-Bache Trust
8.400% due 03/20/2021	2,706	2,788
Regal Trust IV
3.630% due 09/29/2031 (a)(n)	8,090	7,591
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	6	6
6.750% due 06/19/2028	9,713	9,781
6.500% due 04/19/2029	1,633	1,648
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	2,197	2,196
7.000% due 02/25/2028	13,178	13,365
6.500% due 12/25/2028	131	133
6.500% due 05/25/2029	1,782	1,819
Residential Asset Securitization Trust
5.180% due 01/25/2027	62	62
7.000% due 01/25/2028	4,236	4,234
6.750% due 03/25/2028	10,761	10,749
6.500% due 12/25/2028	306	308
6.750% due 03/25/2029	28	28
7.875% due 01/25/2030	157	161
8.000% due 02/25/2030	1,233	1,247
1.810% due 09/25/2030 (a)	2,070	2,077
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	166	170
8.000% due 01/25/2023	173	173
8.000% due 02/25/2023	235	235
7.500% due 12/25/2025	244	243
7.500% due 04/25/2027	311	311
7.250% due 08/25/2027	47	47
7.250% due 10/25/2027	1,789	1,787
7.000% due 11/25/2027	1,249	1,247
6.750% due 02/25/2028	1,855	1,854
6.750% due 06/25/2028	11,835	11,830
6.750% due 07/25/2028	4,613	4,611
6.750% due 08/25/2028	12,170	12,165
6.750% due 09/25/2028	19,140	19,136
6.500% due 10/25/2028	12,170	12,167
6.250% due 11/25/2028	1,201	1,200
6.500% due 12/25/2028	13,087	13,129
6.500% due 01/25/2029	64,031	64,934
6.500% due 03/25/2029	27,960	28,232
6.500% due 05/25/2029	11,964	12,010
6.500% due 06/25/2029 (a)	3,531	3,565
6.750% due 07/25/2029 (a)	17,447	17,548
7.000% due 10/25/2029	8,325	8,321
7.500% due 12/25/2030	300	300
6.339% due 06/25/2031 (a)	1,324	1,323
6.500% due 03/25/2032	4,662	4,739
5.634% due 09/25/2032 (a)	57,372	58,241
6.000% due 09/25/2032	1,937	1,966
6.250% due 09/25/2032	4,150	4,160
Resolution Trust Corp.
4.834% due 05/25/2029 (a)	1,049	1,048
6.133% due 05/25/2029 (a)(n)	1,225	1,199
7.551% due 05/25/2029 (a)	724	723
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	1,368	1,440
Ryland Acceptance Corp.
11.500% due 12/25/2016	28	29
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
4.398% due 08/25/2022 (a)	637	643
SACO I, Inc.
7.635% due 07/25/2030 (a)	291	292
1.500% due 10/25/2030 (a)(n)	2,414	2,402
1.540% due 09/25/2040 (a)	50	50
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(n)	108	106
3.936% due 10/25/2023 (a)	39	38
6.103% due 03/25/2024 (a)	92	92
5.645% due 07/01/2024 (a)	854	852
7.204% due 09/25/2024 (a)	92	92
6.113% due 10/25/2024 (a)	65	65
1.610% due 11/25/2024	837	831
6.236% due 11/25/2024 (a)	143	142
1.450% due 04/25/2029 (a)	166	165
1.490% due 04/25/2029 (a)	272	273
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	764	772
Sears Mortgage Securities
12.000% due 02/25/2014	246	247
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	108	108
4.551% due 10/25/2023 (a)	106	106
4.231% due 11/26/2023 (a)	343	343
Sequoia Mortgage Trust
2.160% due 10/25/2024 (a)	33,636	33,884
1.460% due 10/19/2026	2,163	2,200
1.680% due 06/20/2032 (a)	1,228	1,221
1.450% due 07/20/2033 (a)	976	970
Small Business Administration
7.540% due 08/10/2009	63,399	70,933

23        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

7.640% due 03/10/2010	$52,281	$58,616
7.452% due 09/01/2010	30,524	34,011
6.340% due 03/01/2021	27,825	30,509
5.130% due 09/01/2023 (n)	9,272	9,510
Structured Asset Mortgage Investments, Inc.
5.191% due 05/25/2022 (n)	6,353	6,247
6.872% due 06/25/2028 (a)	1,238	1,267
6.250% due 11/25/2028	14,321	14,476
6.502% due 06/25/2029 (a)	5,106	5,135
7.121% due 02/25/2030 (a)	488	498
6.750% due 05/02/2030 (n)	11,586	12,147
7.260% due 04/25/2032	10,873	11,213
1.440% due 09/19/2032 (a)	112,556	112,129
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,137	9,105
Structured Asset Securities Corp.
7.000% due 02/25/2016	4,008	4,059
7.500% due 07/25/2016	9,613	9,879
1.410% due 10/25/2027 (a)	647	647
7.000% due 12/25/2027 (a)	1,244	1,243
7.750% due 02/25/2028	27	27
6.750% due 07/25/2029	568	569
1.710% due 11/25/2030 (a)	1,229	1,228
1.560% due 05/25/2031 (a)	759	760
5.800% due 09/25/2031	6,331	6,390
6.500% due 09/25/2031 (a)	34,532	35,170
6.600% due 12/25/2031	2,315	2,343
6.250% due 01/25/2032	81,288	83,613
1.400% due 02/25/2032 (a)	83,911	83,763
6.143% due 02/25/2032 (a)	33,226	34,278
2.887% due 05/25/2032 (a)	2,222	2,233
1.852% due 07/25/2032 (a)	871	878
6.150% due 07/25/2032 (a)	46,648	47,490
6.000% due 09/25/2032	65	66
5.500% due 10/25/2032	4,923	5,014
5.450% due 03/25/2033 (a)	31,468	31,566
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	46	47
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	49,095	48,334
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	6,921	6,927
Torrens Trust
1.366% due 07/15/2031 (a)	14,636	14,658
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,283
6.800% due 01/25/2028	15,000	15,727
United Mortgage Securities Corp.
4.294% due 06/25/2032 (a)	9,705	9,721
4.967% due 09/25/2033 (a)	498	504
Vendee Mortgage Trust
6.500% due 05/15/2020	21,716	22,406
6.500% due 09/15/2024	23,603	25,018
6.823% due 01/15/2030 (a)	9,076	9,444
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,294	1,294
5.530% due 07/25/2032 (a)	5,374	5,521
5.207% due 10/25/2032 (a)	92,869	94,346
5.750% due 12/25/2032	144	146
5.060% due 05/25/2033 (a)	17,135	17,600
6.018% due 10/19/2039 (a)	678	677
6.252% due 10/19/2039 (a)	28,385	28,465
6.393% due 10/19/2039	45,323	45,320
3.247% due 12/25/2040 (a)	17,286	17,230
3.956% due 01/25/2041 (a)	24,899	24,851
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	279	283
7.000% due 03/25/2031	582	582
6.431% due 10/25/2031 (a)	3,071	3,082
6.561% due 10/25/2031 (a)	363	364
6.573% due 10/25/2031 (a)	3,142	3,142
5.943% due 01/25/2032	5,752	5,737
6.029% due 01/25/2032 (a)	7,800	7,798
5.107% due 09/25/2032 (a)	29,787	30,081
5.000% due 01/25/2033	164	164
5.500% due 01/25/2033	468	472

		7,861,493

Fannie Mae 24.7%
2.839% due 10/01/2040 (a)	7,695	7,816
2.849% due 10/01/2030 - 09/01/2040 (a)(e)	10,163	10,318
2.948% due 10/01/2030 - 10/01/2040 (a)(e)	13,942	14,155
3.091% due 02/01/2020	58	59
3.298% due 11/01/2023 (a)	74	76
3.372% due 09/01/2022 (a)	382	389
3.401% due 09/01/2017 (a)	2,333	2,337
3.460% due 05/01/2022 - 03/01/2033 (a)(e)	585	593
3.468% due 09/01/2024 (a)	637	645
3.492% due 04/01/2027 (a)	31	32
3.500% due 10/01/2023 (a)	135	139
3.522% due 05/01/2023 (a)	348	360
3.581% due 09/01/2022 (a)	344	350
3.642% due 05/01/2024 (a)	872	906
3.700% due 11/01/2024	6,996	7,099
3.713% due 06/01/2024 (a)	250	257
3.789% due 10/01/2024 (a)	134	139
3.838% due 05/01/2025 (a)	991	1,027
3.853% due 07/01/2024 (a)	1,880	1,944
3.887% due 08/01/2025	3,204	3,263
3.915% due 04/01/2024	1,404	1,424
3.922% due 11/01/2025 (a)	1,390	1,432
3.942% due 08/01/2027 (a)	9,074	9,285
4.000% due 08/01/2018	995	981
4.028% due 05/01/2026 (a)	165	171
4.043% due 08/01/2026 (a)	583	604
4.094% due 01/01/2026 (a)	315	327

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        24

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

4.098% due 12/01/2023 (a)	$412	$422
4.130% due 06/01/2023 (a)	486	496
4.156% due 03/01/2025 (a)	2,683	2,774
4.189% due 11/01/2025 (a)	672	694
4.199% due 11/01/2025 - 04/01/2027 (a)(e)	858	885
4.200% due 12/01/2023 (a)	325	334
4.243% due 03/01/2026 (a)	272	278
4.258% due 10/01/2027 (a)	1,516	1,570
4.262% due 01/01/2024 (a)	262	269
4.266% due 11/01/2025 (a)	135	139
4.300% due 09/01/2025 (a)	428	442
4.315% due 01/01/2024 (a)	263	269
4.330% due 02/01/2026 (a)	174	179
4.348% due 01/01/2024 (a)	413	425
4.357% due 09/01/2023 (a)	860	892
4.366% due 12/01/2023 (a)	56	57
4.372% due 10/01/2024 (a)	282	293
4.373% due 11/01/2023 (a)	352	361
4.416% due 01/01/2018 (a)	696	715
4.454% due 09/01/2024 (a)	908	938
4.482% due 10/01/2023 (a)	81	83
4.486% due 02/01/2028 (a)	98	100
4.500% due 05/01/2018	94	95
4.597% due 12/01/2023 (a)	298	305
4.608% due 04/01/2026 (a)	325	334
4.617% due 12/01/2027 (a)	1,880	1,945
4.632% due 02/01/2028 (a)	247	253
4.710% due 11/01/2023 (a)	38	39
4.894% due 05/01/2030 (a)	79	82
4.918% due 08/01/2023 (a)	141	142
5.000% due 02/01/2013 - 06/01/2033 (e)(n)	2,861,529	2,933,546
5.086% due 10/01/2024 (a)	46	47
5.092% due 02/01/2033	218	226
5.350% due 09/01/2027 (a)	157	163
5.500% due 03/01/2006 - 04/01/2033 (a)(e)	2,322,126	2,405,260
5.570% due 07/01/2019 (a)	285	295
5.936% due 12/01/2031	5,494	6,060
6.000% due 11/01/2003 - 10/15/2033 (e)	12,047,378	12,463,961
6.048% due 01/01/2011	146	166
6.090% due 12/01/2008	47	52
6.133% due 09/01/2029 (a)	114	117
6.150% due 08/01/2027 (a)	439	453
6.210% due 08/01/2010	49,070	54,984
6.255% due 09/01/2013	64,000	71,737
6.271% due 05/01/2023 (a)	833	854
6.420% due 12/01/2007	150	167
6.500% due 11/01/2003 - 01/01/2033 (e)	40,473	42,261
6.530% due 10/01/2013	4,174	4,677
6.550% due 01/01/2008	901	1,006
6.555% due 08/01/2028	2,164	2,313
6.730% due 11/01/2007	1,080	1,210
6.900% due 06/01/2007	337	371
6.982% due 06/01/2007	395	437
7.000% due 10/01/2003 - 06/01/2032 (a)(e)	13,702	14,446
7.040% due 03/01/2007	51	57
7.250% due 01/01/2008 - 01/01/2023 (e)	5,162	5,493
7.347% due 10/01/2009	484	559
7.364% due 06/01/2030 (a)	2,780	2,870
7.460% due 08/01/2029	3,840	4,343
7.500% due 10/01/2010 - 03/01/2032 (a)(e)	7,634	8,441
7.750% due 06/01/2009	91	97
7.780% due 01/01/2018	2,179	2,636
7.850% due 07/01/2018	6,477	7,845
7.920% due 03/01/2018	2,687	3,287
7.980% due 05/01/2030	6,534	6,960
8.000% due 12/01/2007 - 06/01/2032 (e)	6,975	7,525
8.060% due 04/01/2030	1,816	1,915
8.080% due 04/01/2030	995	1,050
8.250% due 10/01/2008 - 03/01/2030 (e)	1,877	2,264
8.490% due 06/01/2025	959	1,029
8.500% due 11/01/2004 - 10/01/2032 (e)	22,485	24,261
9.000% due 10/01/2004 - 12/01/2027 (e)	2,687	2,941
9.500% due 12/01/2006 - 07/01/2026 (e)	3,456	3,817
9.750% due 11/01/2008	6	6
10.000% due 02/01/2005 - 05/01/2022 (e)	608	684
10.500% due 11/01/2013 - 04/01/2022 (e)	211	236
11.000% due 11/01/2013 - 11/01/2020 (e)	121	138
11.500% due 08/20/2016 - 11/01/2019 (e)	31	36
12.000% due 05/01/2016	4	4
12.500% due 10/01/2015	16	19
13.250% due 09/01/2011	7	8
14.500% due 01/01/2013	3	3
14.750% due 08/01/2012	90	109
15.000% due 10/01/2012 (a)	154	185
15.500% due 10/01/2012 - 12/01/2012 (e)	9	10
15.750% due 12/01/2011 - 08/01/2012 (e)	60	73
16.000% due 09/01/2012	66	79

		18,175,727

25        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

Federal Housing Administration 0.4%

4.918% due 11/01/2019	$111	$111
6.755% due 03/01/2041	16,005	16,764
6.780% due 07/25/2040	7,533	8,153
6.790% due 05/01/2039	10,662	10,023
6.830% due 12/01/2039 (n)	3,432	3,901
6.875% due 11/01/2015	2,636	2,647
6.880% due 10/01/2040 - 02/01/2041 (e)	21,437	22,547
6.896% due 07/01/2020	15,892	15,822
6.900% due 12/01/2040	22,594	23,654
6.930% due 07/01/2014 - 01/01/2036 (e)(n)	7,054	7,548
6.960% due 05/01/2016	6,694	6,661
7.050% due 03/25/2040	86	92
7.110% due 05/01/2019	3,364	3,355
7.125% due 03/01/2034	4,313	4,456
7.211% due 12/01/2021	1,040	1,037
7.250% due 06/01/2040	8,185	9,220
7.310% due 06/01/2041	23,407	24,752
7.315% due 08/01/2019	17,087	17,049
7.350% due 11/01/2020	3,070	3,062
7.375% due 02/01/2018 - 02/01/2022 (e)	4,881	4,873
7.400% due 01/25/2020 - 02/01/2021 (e)	10,937	10,944
7.430% due 12/01/2016 - 06/25/2024 (e)	63,999	63,925
7.450% due 05/01/2021 - 10/01/2023 (e)	7,687	7,701
7.460% due 01/01/2023	1,218	1,220
7.465% due 11/01/2019	12,460	12,491
7.500% due 03/01/2032	3,318	3,329
7.580% due 12/01/2040	7,350	7,863
7.630% due 08/01/2041	17,615	16,849
7.650% due 11/01/2018	122	118
7.780% due 11/01/2040	7,347	8,108
8.250% due 01/01/2041	4,683	4,854
8.375% due 02/01/2012	309	294

		323,423

Freddie Mac 3.4%

1.510% due 06/15/2031 (a)	4,773	4,815
2.750% due 06/01/2017 (a)	9	9
2.875% due 04/01/2017 (a)	16	16
3.348% due 07/01/2022 (a)	351	364
3.481% due 10/01/2023 (a)	73	74
3.500% due 08/01/2024 (a)	109	113
3.719% due 08/01/2023 (a)	301	312
3.777% due 09/01/2023 (a)	1,561	1,614
3.849% due 03/01/2024	711	733
3.873% due 04/01/2023 (a)	102	104
3.928% due 11/01/2026 (a)	2,459	2,549
3.943% due 07/01/2025 (a)	2,950	3,052
3.972% due 07/01/2023 (a)	775	794
3.975% due 09/01/2023 (a)	2,976	3,082
3.982% due 10/01/2023 (a)	458	463
3.985% due 05/01/2023 (a)	436	445
3.997% due 05/01/2023 (a)	335	346
4.080% due 09/01/2028	18	19
4.172% due 12/01/2022 (a)	86	88
4.250% due 01/01/2019 (a)	2	2
4.283% due 06/01/2024 (a)	1,234	1,279
4.295% due 04/01/2024 (a)	2,573	2,662
4.316% due 06/01/2022 (a)	184	190
4.331% due 01/01/2028 (a)	49	51
4.350% due 08/01/2023 (a)	3,286	3,394
4.365% due 11/01/2023 (a)	33	34
4.368% due 07/01/2027 (a)	74	77
4.372% due 10/01/2023 - 04/01/2029 (a)(e)	690	714
4.374% due 05/01/2023 (a)	320	330
4.385% due 10/01/2023 (a)	659	682
4.397% due 08/01/2023 (a)	113	117
4.401% due 09/01/2023 (a)	464	480
4.424% due 08/01/2023 (a)	3	3
4.461% due 01/01/2024 (a)	140	145
4.484% due 06/01/2024 (a)	510	530
4.498% due 07/01/2024 (a)	593	614
4.505% due 08/01/2023 (a)	2,026	2,095
4.523% due 07/01/2023 (a)	171	178
4.572% due 10/01/2023 (a)	435	451
4.621% due 01/01/2024 (a)	140	145
4.635% due 12/01/2023 (a)	384	397
4.825% due 12/01/2026 (a)	2,254	2,301
4.830% due 06/01/2022 (a)	437	452
5.000% due 02/01/2007 - 10/20/2018 (e)	315,356	322,945
5.500% due 10/01/2008 - 10/15/2033 (a)(e)	4,444	4,578
5.738% due 07/01/2032	61	63
5.875% due 09/01/2018 (a)	305	311
6.000% due 01/01/2011 - 10/15/2033 (e)	1,797,100	1,859,661
6.032% due 11/01/2028 (a)	5,393	5,579
6.500% due 05/01/2005 - 10/15/2033 (a)(e)(n)	203,184	212,313
6.775% due 11/01/2003 (n)	17	17
7.000% due 11/01/2003 - 03/01/2032 (e)	55,258	58,603
7.250% due 11/01/2008	34	36
7.271% due 09/01/2027 (a)	624	644
7.500% due 11/01/2003 - 10/01/2030 (e)	1,363	1,449
7.645% due 05/01/2025	3,524	4,226
7.826% due 07/01/2030 (a)	7,613	7,882
8.000% due 10/01/2003 - 09/01/2024 (e)	1,365	1,457

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        26

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

8.250% due 08/01/2007 - 12/01/2009 (e)	$66	$70
8.500% due 04/01/2004 - 06/01/2030 (e)	1,443	1,568
8.750% due 04/01/2009 - 12/01/2010 (e)	17	19
9.000% due 07/01/2004 - 07/01/2030 (e)	367	397
9.250% due 10/01/2009 - 11/01/2013 (e)	6	7
9.500% due 09/01/2004 - 12/01/2022 (a)(e)	450	499
9.750% due 11/01/2004 - 11/01/2008 (e)	3	4
10.000% due 06/01/2004 - 03/01/2021 (e)	320	353
10.250% due 04/01/2009 - 07/01/2009 (e)	410	452
10.500% due 10/01/2017 - 01/01/2021 (e)	133	152
10.750% due 09/01/2009 - 12/01/2015 (a)(e)	170	188
11.000% due 04/01/2010 - 05/01/2020 (e)	292	327
11.250% due 10/01/2009 - 09/01/2015 (e)	10	12
11.500% due 01/01/2018	23	26
12.500% due 12/01/2012 (a)	8	9
13.250% due 10/01/2013	71	83
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011 - 11/01/2011 (e)	7	8
16.250% due 05/01/2011	1	2

		2,520,266

Government National Mortgage Association 1.5%
3.500% due 02/20/2032 (a)	10,460	10,510
4.000% due 02/20/2016 - 11/20/2032 (a)(e)	40,632	41,207
4.250% due 01/20/2028 - 03/20/2030 (a)(e)	41,253	42,108
4.375% due 02/20/2018 - 03/20/2028 (a)(e)	100,398	102,723
4.500% due 05/20/2028 - 05/20/2030 (a)(e)	38,784	39,227
5.000% due 04/20/2028 - 09/15/2033 (a)(e)	44,311	45,181
5.375% due 05/20/2017 - 05/20/2028 (a)(e)	123,240	126,336
5.500% due 02/15/2033 - 06/15/2033 (e)	2,981	3,060
5.625% due 12/20/2015 - 12/20/2027 (a)(e)	97,483	101,445
5.650% due 10/15/2012	8	9
5.750% due 08/20/2020 - 09/20/2027 (a)(e)	132,555	135,514
5.875% due 04/20/2023 (a)	51	52
6.000% due 10/15/2008 - 02/15/2033 (a)(e)	37,866	39,760
6.250% due 08/20/2027 (a)	9	9
6.500% due 10/15/2008 - 09/15/2040 (a)(e)	257,814	272,636
6.625% due 01/15/2040	9,453	10,644
6.670% due 08/15/2040	946	1,072
6.750% due 07/15/2031 (n)	1,444	1,570
6.800% due 05/15/2040	2,949	3,364
6.875% due 02/15/2040	982	1,122
7.000% due 11/15/2007 - 08/15/2042 (a)(e)	31,598	35,672
7.250% due 12/15/2022	574	612
7.500% due 04/15/2007 - 11/15/2042 (e)(n)	26,497	29,859
7.700% due 06/15/2031	6,688	7,747
8.000% due 08/15/2005 - 05/20/2031 (a)(e)	4,803	5,184
8.250% due 08/15/2004 - 05/15/2022 (e)	458	502
8.500% due 03/20/2006 - 04/15/2031 (e)	3,517	3,820
8.750% due 03/15/2007 - 07/15/2007 (e)	39	42
9.000% due 06/15/2006 - 08/15/2030 (a)(e)	2,887	3,194
9.250% due 03/15/2005 - 12/20/2016 (e)	31	34
9.500% due 04/15/2005 - 07/15/2025 (a)(e)	2,378	2,633
9.750% due 07/15/2004	8	8
10.000% due 08/20/2004 - 02/15/2025 (e)	1,971	2,234
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004 - 09/15/2021 (a)(e)	234	265
11.000% due 05/15/2004 - 04/20/2019 (e)	114	126
11.500% due 04/15/2013 - 10/15/2015 (e)	57	66
12.000% due 11/15/2012 - 05/15/2016 (e)	205	236
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	14
13.500% due 10/15/2012 - 09/15/2014 (e)	51	61
15.000% due 08/15/2011 - 11/15/2012 (a)(e)	125	150
16.000% due 11/15/2011 - 05/15/2012 (a)(e)	102	124

27	PIMCO Total Return Fund Semi-Annual Report I 09.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

17.000% due 11/15/2011 - 12/15/2011 (e)	$41	$50

		1,070,196

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	8,000	120
5.500% due 06/25/2032	1,100	75
6.500% due 09/25/2008	199	21
6.500% due 10/25/2022	17	1
6.500% due 01/25/2023	1,228	34
7.475% due 02/25/2023 (a)	4,527	356
8.000% due 08/18/2027	55	10
22.425% due 09/25/2008	2	41
903.213% due 08/25/2021	1	28
1000.000% due 04/25/2022	1	20
Fannie Mae (PO)
0.000% due 09/01/2007	223	216
0.000% due 04/25/2018	7	6
0.000% due 01/25/2019	12	11
0.000% due 10/25/2019	7	6
0.000% due 08/25/2023	126	117
Freddie Mac (IO)
6.400% due 10/15/2008	15	1
6.500% due 11/15/2008	562	58
6.500% due 09/15/2023	67	7
7.000% due 08/15/2008	589	59
7.000% due 04/15/2023	378	11
7.000% due 06/15/2023	2,411	88
7.304% due 02/15/2008 (a)	140	11
8.375% due 09/15/2007 (a)	1,228	105
9.000% due 05/15/2022	26	3
82.576% due 08/15/2007	2	16
1007.500% due 02/15/2022	1	8
5884.500% due 01/15/2021	1	1
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	1	18
Vendee Mortgage Trust (IO)
0.446% due 06/15/2023 (a)	74,952	1,118

		2,566

Total Mortgage-Backed Securities (Cost $29,435,277)		29,953,671

ASSET-BACKED SECURITIES 1.6%

Aames Mortgage Trust
1.470% due 06/15/2027 (a)	224	225
7.589% due 10/15/2029	65	68
ACE Securities Corp.
1.430% due 11/25/2028 (a)	213	213
1.692% due 06/25/2032 (a)	68,323	68,366
Advanta Mortgage Loan Trust
1.310% due 05/25/2027 (a)	667	667
1.485% due 11/25/2029 (a)	1,393	1,391
8.250% due 08/25/2030	7,954	8,853
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024 (a)	7,775	7,783
1.360% due 02/25/2025 (a)	4,905	4,901
American Express Master Trust
7.850% due 08/15/2005	220	234
American Stores Corp.
1.875% due 08/30/2004 (a)	20,000	19,872
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	675	676
1.410% due 07/15/2030 (a)	1,457	1,459
1.380% due 08/25/2032 (a)	100	100
Amortizing Residential Collateral Trust
1.380% due 06/25/2032 (a)	3,698	3,693
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030 (a)	375	376
1.360% due 08/21/2030 (a)	5,347	5,343
1.410% due 08/15/2032	20,110	20,099
Bank One Heloc Trust
1.370% due 04/20/2020 (a)	13,944	13,913
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	49,178	49,086
1.390% due 07/25/2031 (a)	18,742	18,704
1.490% due 11/25/2031 (a)	2,823	2,821
Bear Stearns Asset-Backed Securities, Inc.
1.610% due 04/25/2032 (a)	3,806	3,768
1.510% due 10/25/2032 (a)	17,191	17,217
1.682% due 10/25/2032 (a)	43,362	43,432
Brazos Student Loan Finance Co.
1.950% due 06/01/2023 (a)	32,201	32,565
1.370% due 12/01/2025 (a)	16,130	16,113
Capital Asset Research Funding LP
6.400% due 12/15/2004	140	142
5.905% due 12/15/2005 (n)	644	638
Champion Home Equity Loan Trust
1.370% due 03/25/2029 (a)	1,055	1,053
1.510% due 09/25/2029 (a)	5,199	5,194
Charming Shoppes Master Trust
1.630% due 08/15/2008 (a)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030 (a)	5,269	5,275
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	153	153
Community Program Loan Trust
4.500% due 10/01/2018	17,802	18,071
4.500% due 04/01/2029	26,000	22,708
Conseco Finance Corp.
7.890% due 07/15/2018	6	6
8.300% due 10/15/2031	2,000	2,108
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	152	161
3.220% due 09/01/2023	27	27
1.480% due 10/15/2031 (a)	4,361	4,358
7.970% due 05/01/2032	8,300	7,718
8.310% due 05/01/2032	12,400	10,892

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        28

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	$295	$295
1.612% due 05/25/2032 (a)	6,925	6,927
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	35,583	35,570
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029 (a)	2,034	2,038
1.430% due 06/15/2030 (a)	6,626	6,636
Denver Arena Trust
6.940% due 11/15/2019	4,065	4,261
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,027
1.485% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	8,200	3,280
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	269	269
7.448% due 08/25/2030	43	45
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	158	157
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	25	25
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	148	148
1.490% due 03/20/2031 (a)	7,772	7,783
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	415	417
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	14
6.500% due 09/15/2020	169	104
6.830% due 09/15/2020	680	57
Freddie Mac
1.240% due 09/15/2026 (a)	4,985	4,989
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	57	57
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	5,795	5,888
7.950% due 03/25/2030	4,419	4,633
Green Tree Financial Corp.
6.240% due 11/01/2016	77	75
5.760% due 11/01/2018	127	130
8.300% due 05/15/2026	749	776
7.400% due 06/15/2027	1,340	1,409
6.870% due 02/01/2030	1,650	1,600
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
1.760% due 11/15/2029 (a)	865	865
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	4	4
6.180% due 06/15/2019	8,563	8,583
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
HFC Home Equity Loan Asset-Backed Certificates
1.400% due 05/20/2031	1,324	1,324
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	35,351	35,320
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	70,044	70,149
IMC Home Equity Loan Trust
7.500% due 04/25/2026	330	330
6.780% due 07/25/2026 (a)	189	188
1.330% due 05/20/2027	23	23
7.520% due 08/20/2028	52	53
7.310% due 11/20/2028	99	103
1.270% due 08/20/2029 (a)	37	37
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	500	512
Indymac Home Equity Loan Asset-Backed Trust
1.380% due 10/25/2029 (a)	764	766
1.400% due 07/25/2030 (a)	1,311	1,312
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	2,331	2,096
Irwin Home Equity Loan Trust
1.480% due 02/25/2012 (a)	3,090	3,097
1.400% due 06/25/2029 (a)	66,579	66,524
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	5,106	5,111
Long Beach Auto Receivables Trust
6.940% due 09/19/2007	170	171
Long Beach Mortgage Loan Trust
1.390% due 11/25/2009 (a)	37,876	37,929
1.400% due 04/21/2031 (a)	1,945	1,945
Merit Securities Corp.
7.880% due 12/28/2033	34,660	35,256
Merrill Lynch Mortgage Investors, Inc.
1.480% due 04/25/2031 (a)	15,658	15,680
Mesa Trust Asset-Backed Certificates
1.617% due 05/15/2033 (a)	1,859	1,832
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029 (a)	3,010	3,011
Mid-State Trust
8.330% due 04/01/2030	50,006	54,932
7.340% due 07/01/2035	1,715	1,858
6.340% due 10/15/2036	39,858	41,886
7.791% due 03/15/2038	7,642	8,509
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	216	217
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.410% due 08/25/2030 (a)	3,969	3,914
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	79	80
1.440% due 07/25/2032 (a)	27,995	27,986
1.530% due 11/25/2032 (a)	14,552	14,581
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)	7,417	8,284
Myra-Pemex Trust
2.187% due 10/20/2006 (a)	190	184
1.922% due 12/23/2006 (a)	642	623
1.942% due 12/23/2006 (a)	3,554	3,447

29        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

1.972% due 12/23/2006 (a)	$428	$416
2.000% due 12/23/2006 (a)	2,695	2,615
2.187% due 12/23/2006 (a)	1,621	1,572
New Century Home Equity Loan Trust
7.540% due 06/25/2029	40	42
7.320% due 07/25/2029	42	44
North Carolina State Education Authority
1.440% due 06/01/2009 (a)	3,187	3,187
Novastar Home Equity Loan
1.385% due 04/25/2028 (a)	340	340
NPF XII, Inc.
2.463% due 11/01/2003 (a)(b)(n)	49,000	8,330
Option One Mortgage Loan Trust
1.400% due 06/25/2030 (a)	176	175
1.400% due 09/25/2030 (a)	49	48
Provident Bank Home Equity Loan Trust
1.410% due 06/25/2021 (a)	5,680	5,688
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	23,267	23,307
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030	5,604	5,833
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020	529	543
Residential Mortgage Loan Trust
1.860% due 09/25/2029 (a)	144	145
Salomon Brothers Mortgage Securities VII, Inc.
1.390% due 09/25/2028 (a)	9,154	9,141
1.530% due 11/15/2029 (a)	395	395
1.690% due 12/15/2029 (a)	31,002	31,036
1.450% due 02/25/2030 (a)	736	730
1.410% due 03/25/2032 (a)	9,460	9,450
Sand Trust
1.390% due 08/25/2032 (a)	3,781	3,783
Saxon Asset Securities Trust
1.370% due 11/25/2033 (a)	20,867	20,862
SLM Student Loan Trust
1.714% due 10/25/2007 (a)	2,864	2,869
1.714% due 10/25/2010	286	290
1.310% due 04/25/2011 (a)	9,934	9,961
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034 (a)	194	194
UCFC Home Equity Loan
6.755% due 11/15/2023	26	26
6.870% due 07/15/2029	70	74
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	24,142	24,362
WFS Financial Owner Trust
5.180% due 03/20/2009	35	37
WMC Mortgage Loan
1.560% due 10/15/2029 (a)	6,176	6,173
1.450% due 05/15/2030 (a)	5,125	5,127

Total Asset-Backed Securities (Cost $1,182,440)		1,145,597

SOVEREIGN ISSUES 2.6%

Banco Vivienda del Peru
9.980% due 08/01/2008	550	643
Banque Centrale De Tunisie
7.375% due 04/25/2012	4,220	4,779
Kingdom of Jordan
6.000% due 12/23/2023	6,350	5,905
Kingdom of Spain
7.000% due 07/19/2005	500	548
Kingdom of Sweden
10.250% due 11/01/2015	500	667
Province of Quebec
1.350% due 06/11/2004 (a)	15,500	15,503
Republic of Brazil
2.125% due 04/15/2006 (a)	163,561	159,881
10.000% due 01/16/2007	4,000	4,294
11.500% due 03/12/2008	31,000	34,177
2.187% due 04/15/2009 (a)	11,732	10,544
11.000% due 01/11/2012	40,320	41,530
2.187% due 04/15/2012 (a)	9,720	7,776
8.000% due 04/15/2014	319,625	293,671
8.875% due 04/15/2024	4,000	3,210
10.125% due 05/15/2027	19,020	17,023
12.250% due 03/06/2030	8,000	8,320
11.000% due 08/17/2040	113,100	106,879
Republic of Panama
8.250% due 04/22/2008	63,450	70,429
9.625% due 02/08/2011	21,000	23,985
9.375% due 07/23/2012	54,060	61,344
10.750% due 05/15/2020	6,500	7,784
9.375% due 01/16/2023	44,520	48,082
8.875% due 09/30/2027	29,750	30,791
Republic of Peru
9.125% due 01/15/2008	15,300	17,901
9.125% due 02/21/2012	128,900	144,046
9.875% due 02/06/2015	8,500	9,881
4.500% due 03/07/2017	11,000	9,598
5.000% due 03/07/2017	12,925	11,875
Republic of South Africa
1.752% due 03/26/2009 (n)	2,000	1,971
9.125% due 05/19/2009	33,475	41,132
7.375% due 04/25/2012	40,325	45,971
State of Qatar
2.330% due 02/18/2004 (a)	1,183	1,187
United Mexican States
10.375% due 02/17/2009	42	54
9.875% due 02/01/2010	23,900	30,413
8.375% due 01/14/2011	23,148	27,555
7.500% due 01/14/2012	9,160	10,383
6.375% due 01/16/2013	97,275	102,868
6.625% due 03/03/2015	27,000	28,431
11.375% due 09/15/2016	35,550	51,162
8.125% due 12/30/2019	6,700	7,588
8.000% due 09/24/2022	54,115	59,797
8.300% due 08/15/2031	339,435	386,277

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        30

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		$189,819	$2,610
0.000% due 06/30/2005 (a)		189,819	712
0.000% due 06/30/2006 (a)		111,710	140
0.000% due 06/30/2007 (a)		111,710	84

Total Sovereign Issues (Cost $1,724,400)			1,949,401

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 1.2%

AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,400	1,639
Banque Centrale De Tunisie
7.500% due 08/06/2009 (a)		2,300	2,994
Canadian Treasury Bill
3.000% due 08/12/2004	C$	470,000	340,509
Commonwealth of Canada
6.000% due 06/01/2008		100,000	81,263
4.250% due 12/01/2026		16,369	14,577
8.000% due 06/01/2027		50,000	51,325
4.000% due 12/01/2031		11,224	9,806
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	81,500	60,486
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	12,437
7.125% due 05/06/2009		63,300	62,659
General Motors Corp.
8.375% due 07/05/2033		10,900	13,213
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	20,491
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,949
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	35,581
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	132,443
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	36,775
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	86
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,114
7.500% due 03/08/2010	EC	5,000	6,586

Total Foreign Currency-Denominated Issues (Cost $802,393)			909,933

PURCHASED PUT OPTIONS 0.0%

Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000
Exp. 05/01/2005		22,975	0
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000
Exp. 04/01/2005		6,700	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%

Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		63,100	38,018

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)		17,999	2,250

Total Convertible Bonds & Notes (Cost $47,622)			40,268

	Shares

PREFERRED SECURITY 0.5%
DG Funding Trust
3.410% due 12/29/2049 (a)		$35,290	$370,545

Total Preferred Security (Cost $352,947)			370,545

PREFERRED STOCK 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020		125	152
CSC Holdings, Inc.
11.125% due 04/01/2008		27,035	2,832
Fortis Amev NV
3.860% due 12/31/2049 (a)		85	11,475
3.870% due 12/31/2049 (a)		86	11,610
Home Ownership Funding
8.125% due 12/31/2049		5,625	3,017
Northern Rock PLC
8.000% due 12/31/2049		260,000	6,721

Total Preferred Stock (Cost $33,592)			35,807

SHORT-TERM INSTRUMENTS 40.3%

	Principal Amount (000s)

Certificates of Deposit 0.7%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003		$215,000	215,000
1.070% due 10/07/2003		32,300	32,300
1.060% due 10/14/2003		41,400	41,400
1.060% due 10/23/2003		247,000	247,000

			535,700

31        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

Commercial Paper 37.5%
Alcon Capital Corp.
1.060% due 12/09/2003	$52,842	$52,733
Anz (Delaware), Inc.
1.020% due 10/02/2003	300,000	299,991
1.025% due 10/02/2003	12,000	12,000
1.030% due 10/06/2003	1,000	1,000
1.030% due 10/08/2003	144,300	145,071
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	8,000	7,989
CBA (de) Finance
1.060% due 10/03/2003	12,500	12,499
1.030% due 10/07/2003	93,000	92,984
1.050% due 10/07/2003	400	400
1.050% due 10/16/2003	3,700	3,698
1.060% due 10/31/2003	19,000	18,983
Danske Corp.
1.020% due 10/09/2003	2,200	2,199
1.030% due 10/15/2003	18,300	18,293
1.035% due 10/17/2003	9,300	9,296
1.055% due 11/12/2003	3,000	2,996
1.060% due 11/12/2003	27,000	26,967
1.065% due 11/12/2003	16,100	16,080
1.070% due 11/12/2003	5,000	4,994
1.070% due 12/05/2003	300	299
1.065% due 12/08/2003	1,100	1,098
1.060% due 12/10/2003	1,200	1,197
1.065% due 12/10/2003	191,560	191,156
1.070% due 12/10/2003	10,320	10,298
1.065% due 12/11/2003	9,900	9,879
1.060% due 12/16/2003	16,200	16,163
1.065% due 12/16/2003	13,400	13,369
1.070% due 12/16/2003	6,100	6,086
1.060% due 12/19/2003	21,700	21,648
1.065% due 12/22/2003	10,600	10,574
E.I. du Pont de Nemours & Co.
1.050% due 11/17/2003	3,400	3,395
1.060% due 11/17/2003	5,400	5,393
1.050% due 12/02/2003	7,800	7,785
1.060% due 12/04/2003	6,300	6,288
Eksportfinans A.S.A.
1.050% due 10/22/2003	80,000	79,951
Fannie Mae
1.040% due 10/01/2003	12,427	12,427
1.050% due 10/01/2003	511,400	511,400
1.050% due 10/02/2003	101,187	101,184
1.060% due 10/02/2003	216,000	215,994
1.010% due 10/08/2003	318,700	318,639
1.000% due 10/15/2003	455,400	455,223
1.010% due 10/15/2003	824,900	824,588
1.015% due 10/15/2003	11,000	10,996
1.140% due 10/15/2003	590,700	590,438
1.020% due 10/22/2003	300,000	299,821
1.025% due 10/22/2003	24,300	24,285
1.030% due 10/22/2003	79,200	79,152
1.035% due 10/22/2003	36,460	36,438
1.040% due 10/22/2003	48,650	48,620
1.060% due 10/22/2003	1,300	1,299
1.130% due 10/24/2003	3,600	3,597
1.030% due 10/29/2003	4,000	3,997
1.045% due 10/29/2003	469,200	468,819
1.050% due 10/29/2003	11,200	11,191
1.055% due 10/29/2003	260,455	260,241
1.060% due 10/29/2003	14,300	14,288
1.065% due 10/29/2003	7,200	7,194
1.010% due 10/30/2003	96,000	95,931
1.045% due 10/30/2003	3,721	3,718
1.010% due 10/31/2003	15,100	15,088
1.060% due 10/31/2003	89,100	89,021
1.100% due 10/31/2003	100,000	99,908
1.010% due 11/05/2003	109,900	109,795
1.050% due 11/05/2003	51,600	51,547
1.055% due 11/05/2003	181,840	181,653
1.065% due 11/05/2003	50,700	50,648
1.067% due 11/05/2003	79,500	79,417
1.070% due 11/05/2003	10,600	10,589
1.150% due 11/05/2003	80,000	79,911
1.030% due 11/12/2003	14,062	14,045
1.065% due 11/12/2003	15,200	15,181
1.070% due 11/12/2003	274,200	273,858
1.075% due 11/12/2003	25,700	25,668
1.110% due 11/12/2003	380,600	380,107
1.010% due 11/13/2003	6,800	6,792
1.070% due 11/13/2003	1,250	1,248
1.010% due 11/14/2003	203,480	203,238
1.010% due 11/17/2003	5,000	4,993
1.060% due 11/17/2003	96,100	95,967
1.010% due 11/18/2003	5,000	4,993
1.010% due 11/19/2003	394,700	394,171
1.020% due 11/19/2003	1,400	1,398
1.035% due 11/19/2003	104,000	103,853
1.055% due 11/19/2003	27,400	27,361
1.060% due 11/19/2003	62,900	62,809
1.062% due 11/19/2003	11,300	11,284
1.070% due 11/19/2003	11,951	11,934
1.010% due 11/20/2003	263,000	262,640
1.040% due 11/21/2003	37,227	37,172
1.070% due 11/25/2003	718,200	717,026
1.030% due 11/26/2003	59,700	59,604
1.070% due 11/26/2003	18,046	18,016
1.075% due 11/26/2003	92,500	92,345
1.080% due 11/26/2003	330,600	330,045
1.140% due 11/26/2003	150,000	149,734
1.080% due 11/28/2003	200,000	199,652
1.050% due 12/02/2003	13,300	13,275
1.070% due 12/02/2003	315,900	315,312
1.035% due 12/03/2003	1,000,000	998,110
1.050% due 12/03/2003	8,805	8,788
1.055% due 12/03/2003	130,500	130,253

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        32

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.060% due 12/03/2003	$400	$399
1.065% due 12/03/2003	6,500	6,488
1.070% due 12/03/2003	1,000	998
1.075% due 12/03/2003	31,100	31,041
1.080% due 12/03/2003	130,700	130,453
1.080% due 12/04/2003	450,400	449,535
1.080% due 12/09/2003	116,200	115,959
1.045% due 12/10/2003	74,800	74,642
1.055% due 12/10/2003	318,200	317,529
1.070% due 12/10/2003	194,000	193,591
1.110% due 12/10/2003	899,600	897,702
1.050% due 12/11/2003	1,800	1,796
1.108% due 12/11/2003	700	699
1.110% due 12/11/2003	235,700	235,196
1.010% due 12/15/2003	3,500	3,492
1.050% due 12/15/2003	5,300	5,288
1.060% due 12/15/2003	50,200	50,087
1.070% due 12/15/2003	25,000	24,943
1.075% due 12/15/2003	650	649
1.075% due 12/16/2003	3,100	3,093
1.010% due 12/17/2003	83,842	83,647
1.050% due 12/17/2003	842,500	840,545
1.051% due 12/17/2003	321,700	320,954
1.055% due 12/17/2003	319,900	319,158
1.060% due 12/17/2003	15,000	14,965
1.010% due 12/24/2003	378,900	377,938
1.100% due 01/07/2004	15,900	15,853
1.070% due 01/20/2004	6,050	6,030
1.070% due 01/21/2004	4,441	4,426
1.075% due 01/30/2004	246,500	245,593
1.080% due 02/02/2004	68,200	67,942
1.110% due 02/11/2004	52,134	51,922
1.080% due 02/18/2004	10,100	10,057
1.130% due 02/18/2004	8,384	8,348
1.135% due 02/18/2004	29,321	29,196
1.080% due 02/19/2004	619,100	616,432
1.080% due 02/23/2004	131,200	130,619
1.080% due 02/24/2004	67,000	66,701
1.115% due 02/25/2004	30,400	30,264
1.130% due 02/25/2004	14,800	14,734
1.135% due 02/25/2004	86,768	86,378
1.100% due 03/03/2004	261,136	259,906
1.135% due 03/03/2004	15,300	15,228
1.137% due 03/03/2004	57,000	56,732
1.090% due 03/05/2004	450	448
1.075% due 03/10/2004	35,400	35,225
1.080% due 03/10/2004	4,150	4,130
1.085% due 03/10/2004	51,900	51,644
1.075% due 03/17/2004	32,805	32,636
1.080% due 03/17/2004	313,350	311,736
1.090% due 03/17/2004	166,623	165,765
1.070% due 03/24/2004	5,945	5,913
1.080% due 03/24/2004	30,676	30,511
1.085% due 03/24/2004	272,500	271,037
1.089% due 03/24/2004	316,900	315,198
1.090% due 03/24/2004	231,100	229,859
Federal Home Loan Bank
1.010% due 10/01/2003	50,000	50,000
1.050% due 10/01/2003	26,000	26,000
1.010% due 10/03/2003	800	800
1.010% due 10/08/2003	690,300	690,167
1.010% due 10/10/2003	381,600	381,506
1.040% due 10/10/2003	20,800	20,795
1.000% due 10/15/2003	109,100	109,058
1.005% due 10/15/2003	165,800	165,735
1.010% due 10/15/2003	52,200	52,180
1.000% due 10/17/2003	74,000	73,967
1.004% due 10/17/2003	176,000	175,921
1.014% due 10/22/2003	40,000	39,976
1.020% due 10/22/2003	16,800	16,790
1.045% due 10/29/2003	27,000	26,978
1.150% due 10/29/2003	56,350	56,300
1.060% due 10/31/2003	191,200	191,031
1.135% due 10/31/2003	3,900	3,896
1.170% due 10/31/2003	26,660	26,634
1.010% due 11/05/2003	100	100
1.040% due 11/05/2003	10,000	9,990
1.130% due 11/05/2003	41,700	41,654
1.135% due 11/05/2003	500	499
1.154% due 11/05/2003	277,000	276,689
1.040% due 11/07/2003	8,400	8,391
1.135% due 11/07/2003	500,000	499,417
1.140% due 11/07/2003	44,900	44,847
1.055% due 11/12/2003	133,300	133,136
1.057% due 11/12/2003	294,200	293,837
1.020% due 11/14/2003	3,000	2,996
1.045% due 11/14/2003	3,400	3,396
1.144% due 11/14/2003	421,000	420,411
1.040% due 11/17/2003	7,500	7,490
1.140% due 11/17/2003	11,200	11,183
1.025% due 12/05/2003	4,100	4,092
1.140% due 12/10/2003	100,000	99,789
1.020% due 12/12/2003	4,500	4,490
1.075% due 03/10/2004	14,000	13,931
1.075% due 03/12/2004	1,900	1,891
1.075% due 03/17/2004	23,800	23,677
1.065% due 03/19/2004	8,500	8,456
1.074% due 03/24/2004	205,000	203,899
1.080% due 03/26/2004	600	597
Freddie Mac
1.130% due 10/20/2003	47,000	46,972
1.135% due 10/29/2003	110,500	110,402
1.075% due 10/30/2003	24,300	24,279
1.135% due 10/30/2003	5,321	5,316
1.140% due 11/03/2003	52,430	52,375
1.130% due 11/06/2003	314,600	314,244
1.135% due 11/06/2003	61,909	61,839
1.150% due 11/06/2003	88,200	88,099
1.095% due 11/21/2003	30,800	30,752
1.100% due 12/01/2003	155,500	155,215

33        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

	Principal Amount (000s)	Value (000s)

1.130% due 12/04/2003	$160,000	$159,693
1.060% due 12/18/2003	3,100	3,093
General Electric Capital Corp.
1.030% due 10/20/2003	1,600	1,599
1.030% due 11/12/2003	4,900	4,894
1.030% due 11/13/2003	8,300	8,290
1.050% due 11/13/2003	1,500	1,498
1.060% due 11/13/2003	1,500	1,498
1.070% due 11/13/2003	3,500	3,496
1.050% due 11/19/2003	5,500	5,492
1.070% due 12/02/2003	37,650	37,580
1.100% due 12/04/2003	44,500	44,415
1.090% due 12/09/2003	6,200	6,187
1.060% due 12/10/2003	750	748
1.090% due 12/10/2003	27,200	27,143
1.020% due 12/16/2003	45,000	44,897
1.070% due 12/16/2003	36,500	36,416
1.060% due 12/18/2003	6,700	6,684
1.120% due 01/21/2004	7,100	7,076
General Electric Co.
1.070% due 11/06/2003	38,300	38,259
HBOS Treasury Services PLC
1.030% due 10/14/2003	5,800	5,798
1.030% due 10/21/2003	3,300	3,298
1.035% due 10/23/2003	12,100	12,092
1.070% due 11/04/2003	400	400
1.060% due 11/10/2003	24,600	24,571
1.060% due 11/14/2003	300	300
1.075% due 11/19/2003	10,000	9,985
1.080% due 11/20/2003	4,300	4,294
1.075% due 11/21/2003	12,200	12,181
1.065% due 11/24/2003	12,900	12,879
1.080% due 11/24/2003	400	399
1.070% due 11/25/2003	11,450	11,431
1.070% due 12/02/2003	7,300	7,286
1.085% due 12/03/2003	18,700	18,665
1.070% due 12/05/2003	8,400	8,384
1.085% due 12/05/2003	29,500	29,442
1.070% due 12/09/2003	32,800	32,732
1.090% due 12/09/2003	19,300	19,260
1.060% due 12/10/2003	3,000	2,994
1.070% due 12/10/2003	47,500	47,400
1.075% due 12/10/2003	52,500	52,389
1.070% due 12/11/2003	37,876	37,795
1.075% due 12/11/2003	33,440	33,368
1.070% due 12/12/2003	10,625	10,602
1.070% due 12/15/2003	21,800	21,751
1.060% due 12/18/2003	10,200	10,176
1.065% due 12/19/2003	4,900	4,888
1.070% due 12/22/2003	9,800	9,776
1.065% due 12/23/2003	1,500	1,496
1.070% due 12/23/2003	64,975	64,812
1.100% due 01/15/2004	43,500	43,360
1.105% due 01/22/2004	142,400	141,910
1.105% due 01/23/2004	9,600	9,567
KFW International Finance, Inc.
1.050% due 11/07/2003	47,700	47,649
1.060% due 12/23/2003	19,600	19,551
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	200	200
Rabobank Nederland NV
1.110% due 10/01/2003	601,800	601,800
1.030% due 10/21/2003	5,100	5,097
1.070% due 11/28/2003	13,300	13,277
1.075% due 12/02/2003	4,700	4,691
Republic of Italy
1.175% due 10/22/2003	1,700	1,699
Royal Bank of Scotland PLC
1.020% due 10/15/2003	20,200	20,192
1.020% due 10/16/2003	6,500	6,497
1.055% due 11/03/2003	6,900	6,893
1.060% due 11/04/2003	1,200	1,199
1.060% due 12/15/2003	1,300	1,297
1.065% due 12/15/2003	26,100	26,041
1.055% due 12/16/2003	62,900	62,756
1.085% due 01/20/2004	17,800	17,740
Shell Finance (UK) PLC
1.050% due 11/13/2003	12,500	12,484
1.050% due 12/08/2003	3,000	2,994
1.060% due 12/09/2003	92,900	92,708
1.100% due 03/16/2004	22,400	22,285
Toyota Mortor Credit Corp.
1.040% due 11/04/2003	4,400	4,396
UBS Finance, Inc.
1.110% due 10/01/2003	531,500	531,500
1.020% due 10/07/2003	13,200	13,198
1.025% due 10/09/2003	205,600	205,553
1.015% due 11/05/2003	500,000	499,507
Westpac Capital Corp.
1.020% due 11/07/2003	300	300
1.030% due 12/03/2003	60,000	59,887
1.085% due 01/28/2004	16,400	16,341
1.090% due 01/28/2004	2,900	2,890
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,000	4,999
1.040% due 11/07/2003	4,600	4,595
1.070% due 11/07/2003	3,750	3,746
1.020% due 11/12/2003	79,900	79,805
1.030% due 11/12/2003	4,300	4,295
1.070% due 12/02/2003	7,100	7,087
1.080% due 12/05/2003	12,500	12,476
1.090% due 12/19/2003	1,700	1,696
1.085% due 01/28/2004	11,400	11,359

		27,609,335

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        34

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreements 0.6%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $76,504, 3.250% due 11/15/2004 valued at $153,031 and Fannie Mae 1.875% due 01/15/2005 valued at $178,529. Repurchase proceeds are $400,009.)	$400,000	$400,000

Credit Suisse First Boston
0.920% due 10/01/2003 (Dated 09/30/2003. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $2,159. Repurchase proceeds are $2,100.)	2,100	2,100

U.S. Treasury Bills 1.5%

1.009% due 12/04/2003-12/18/2003 (e)(g)(j)	1,138,395	1,135,939

Total Short-Term Instruments (Cost $29,683,134)		29,683,074

Total Investments 110.8% (Cost $80,375,966)		$81,617,381

Written Options (h) (0.2%) (Premiums $139,667)		(128,762)

Other Assets and Liabilities (Net) (10.6%)		(7,813,745)

Net Assets 100.0%		$73,674,874

Notes to Schedule of Investments

(amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Delta Air Lines Equipment Trust	04/08/1993	$7,733	$3,669	0.00%
DLJ Mortgage Acceptance Corp.	07/21/1992	2,292	2,261	0.00
First Interstate Bancorp	01/04/1990	68	70	0.00
First Interstate Bancorp	01/04/1990	4	4	0.00
Goldman Sachs Mortgage Corp.	06/24/1993	5,528	6,094	0.01
Mazda Manufacturing Corp.	03/31/1992 - 08/30/1993	1,614	1,655	0.00
United Telecom, Inc.	09/22/2003	735	768	0.00
United Telephone Company of the Northwest	05/02/2002	2,607	3,013	0.00
Wilmington Trust Co.	05/01/1995	11,980	5,685	0.01
Wilmington Trust Co.	03/31/1992 - 08/30/1993	347	363	0.00
Wilmington Trust Co.	08/23/1994	5,269	2,566	0.00
Wilmington Trust Co. - Tucson Electric	03/28/2001	6,615	3,062	0.00

		$44,792	$29,210	0.02%

35        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $10,666 and $10,148, respectively, as of September 30, 2003.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $958,142 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003) - Long	14,000	$(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003) - Long	1,000	(13)
Euribor Purchased Put Options
Strike @ 97.125 (12/2003) - Long	24,920	(372)
Euribor Written Put Options
Strike @ 96.500 (12/2003) - Short	4,070	3,307
Euribor Written Put Options
Strike @ 96.750 (12/2003) - Short	4,294	4,222
Euribor Written Put Options
Strike @ 97.375 (12/2003) - Short	3,963	3,114
Euribor Written Put Options
Strike @ 97.500 (12/2003) - Short	12,081	8,970
Euribor Written Put Options
Strike @ 97.500 (03/2004) - Short	3,946	2,901
Eurodollar March Futures (03/2004) - Long	3,936	6,253
Eurodollar June Futures (06/2004) - Long	483	900
Eurodollar September Futures (09/2004) - Long	16,898	35,635
Eurodollar December Futures (12/2004) - Long	20,962	32,970
Eurodollar March Futures (03/2005) - Long	16,192	25,019
Eurodollar June Futures (06/2005) - Long	16,192	24,488
Eurodollar September Futures (09/2005) - Long	7,263	4,340
United Kingdom 90-Day LIBOR Futures (12/2003) - Long	1,828	(2,110)
United Kingdom 90-Day LIBOR Futures (03/2004) - Long	6,501	(4,378)
United Kingdom 90-Day LIBOR Futures (06/2004) - Long	2,591	789
United Kingdom 90-Day LIBOR Futures (09/2004) - Long	2,410	(2,564)
United Kingdom 90-Day LIBOR Futures (12/2004) - Long	4,222	(4,315)
U.S. Treasury 2-Year Note (12/2003) - Long	484	336
U.S. Treasury 5-Year Note (12/2003) - Long	50,378	182,953
U.S. Treasury 10-Year Note (12/2003) - Long	81,002	423,194
U.S Treasury 30-Year Note (12/2003) - Short	6,834	(33,898)

		$711,553

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call - CME Eurodollar March Futures
Strike @ 98.500
Exp. 03/15/2004	1,114	$554	$1,037
Put - CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	557	444	7
Put - CME Eurodollar March Futures
Strike @ 97.750
Exp. 03/15/2004	3,642	2,174	91
Put - CME Eurodollar June Futures
Strike @ 98.000
Exp. 06/14/2004	22,340	15,223	4,468
Put - CME Eurodollar December Futures
Strike @ 98.000
Exp. 12/15/2003	10,918	5,925	68
Call - CBOT U.S. Treasury Note December Futures
Strike @ 114.000
Exp. 11/22/2003	18,678	12,364	35,021

		$36,684	$40,692

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        36

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Type	Notional Amount	Premium	Value

Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%*
Exp. 10/19/2004	$272,800	$11,020	$2,791
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.000%**
Exp. 10/19/2004	272,800	11,361	26,714
Put - OTC 7-Year Interest Rate Swap
Counterparty: Morgan Stanley Dean Witter & Co. Strike @ 6.700%*
Exp. 11/02/2004	400,000	13,710	2,381
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 5.200%**
Exp. 11/02/2004	25,200	791	1,499
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 6.700%*
Exp. 11/02/2004	185,200	5,978	1,102
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 6.000%*
Exp. 10/19/2004	135,500	5,468	1,386
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 6.000%**
Exp. 10/19/2004	135,500	5,468	13,269
Put - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 7.000%*
Exp. 01/07/2005	76,300	2,888	490
Call - OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 5.500%**
Exp. 01/07/2005	76,300	1,593	5,295
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.500%**
Exp. 01/07/2005	93,100	2,367	6,461
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 7.000%*
Exp. 01/07/2005	94,100	3,102	604
Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 6.000%*
Exp. 09/23/2005	700	12	18
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 4.000%**
Exp. 09/23/2005	700	20	11
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 7.000%*
Exp. 10/31/2005	500	5	7
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%**
Exp. 10/31/2005	500	14	8
Call - OTC 5-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 3.000%**
Exp. 11/12/2003	500	8	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.000%**
Exp. 11/12/2003	1,000	16	3
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 3.000%**
Exp. 11/12/2003	300	5	1
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%**
Exp. 12/15/2003	239,000	2,521	3,476
Call - OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%**
Exp. 12/16/2003	458,300	4,927	6,675
Call - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Call - OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 4.000%**
Exp. 01/07/2005	500	17	9
Put - OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 5.500%*
Exp. 12/17/2003	234,900	3,351	97
Call - OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 3.500%**
Exp. 12/17/2003	391,400	3,613	1,913

37        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

Put - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 5.500%*
Exp. 12/17/2003	$77,500	$1,323	$32
Call - OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc. Strike @ 3.500%**
Exp. 12/17/2003	77,500	574	379
Call - OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 4.000%**
Exp. 03/03/2004	300,000	4,535	2,937
Call - OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 4.000%**
Exp. 03/03/2004	294,200	4,868	2,881
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A. Strike @ 4.000%**
Exp. 03/03/2004	5,300	115	52
Call - OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd. Strike @ 4.000%**
Exp. 03/03/2004	335,000	6,572	3,280
Call - OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 3.250%**
Exp. 03/03/2004	101,700	1,562	1,017
Call - OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 3.250%**
Exp. 03/03/2004	236,200	3,832	2,361
Call - OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co. Strike @ 4.000%**
Exp. 03/03/2004	93,000	1,330	911

		$102,983	$88,070

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	1,691,970	$(12,592)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		758,400	(7,330)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		1,141,300	(11,400)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		77,300	(790)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		5,800	40
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		38,100	(360)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		336,300	(909)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		134,100	2,491
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		96,900	927
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	EC	62,000	1,096

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        38

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC	243,700	$1,468
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		660,700	10,671
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		159,900	67
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	10,830,000	3,438
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/02/2007		$103,300	(50)
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 12/12/2004		25,000	15
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear, Stearns & Co., Inc. Exp. 01/02/2004		25,000	19
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		10,000	(6)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		129,560	355
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004		50,000	61
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005		9,000	35
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004		11,000	(1)
Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004		100,000	409
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/01/2004		21,500	89
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004		100,000	412
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004		50,000	226
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/01/2004		25,000	125
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003		15,000	6
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004		10,000	(4)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		16,000	171

39        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/02/2004	$25,000	$125
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 12/02/2004	25,000	17
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	9,000	104
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	1
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/02/2004	25,000	234
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 07/01/2004	10,000	(8)
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,670	27
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	10,100	73
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2005	10,000	1,628
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	8,500	1,438
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,850
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,970
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,895
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	1,694,900	41,996
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	2,964,300	64,800
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	73,000	2,402
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	3,000	208

		$110,496

(j)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $124,760 as of September 30, 2003.

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        40

Schedule of Investments (Cont.)

September 30, 2003 (Unaudited)

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	8/15/2013	$416,500	$427,092	$417,778

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	73,291	10/2003	$0	$(5,635)	$(5,635)
Sell	EC	249,580	11/2003	0	(3,941)	(3,941)
Buy		300,000	02/2004	22,616	0	22,616
Buy		200,000	09/2004	6,262	0	6,262
Buy	JY	24,356,669	10/2003	4,420	(19)	4,401
Sell		7,124,368	10/2003	0	(2,364)	(2,364)
Buy	MP	356,200	02/2004	0	(316)	(316)
Buy		1,077,592	03/2004	156	(385)	(229)
Sell	N$	56,984	10/2003	0	(1,583)	(1,583)
Sell		56,984	11/2003	0	(25)	(25)
Buy		56,984	10/20003	35	0	35

				$33,489	$(14,268)	$19,221

(m)	Principal amount denoted in indicated currency:

        BP - British Pound

        C$ - Canadian Dollar

        EC - Euro

        JY - Japanese Yen

        MP - Mexican Peso

        N$ - New Zealand Dollar

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $260,075 which is 0.35% of net assets.

41        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

Financial Highlights

Class D

Selected Per Share Data for the Year or Period Ended:	09/30/2003+	03/31/2003	03/31/2002	03/31/2001		03/31/2000		04/08/1998- 03/31/1999

Net Asset Value Beginning of Period	$10.79	$10.41	$10.52	$9.96		$10.36		$10.66
Net Investment Income (a)	0.15	0.40	0.50	0.64		0.60		0.59
Net Realized/Unrealized Gain (Loss) on Investments (a)	0.12	0.76	0.20	0.56		(0.40)		0.12
Total Income from Investment Operations	0.27	1.16	0.70	1.20		0.20		0.71
Dividends from Net Investment Income	(0.17)	(0.43)	(0.51)	(0.64)		(0.60)		(0.59)
Distributions from Net Realized Capital Gains	0.00	(0.35)	(0.30)	0.00		0.00		(0.42)
Total Distributions	(0.17)	(0.78)	(0.81)	(0.64)		(0.60)		(1.01)
Net Asset Value End of Period	$10.89	$10.79	$10.41	$10.52		$9.96		$10.36
Total Return	2.48%	11.41%	6.81%	12.44%		2.00%		6.73%
Net Assets End of Period (000s)	$1,656,330	$1,569,250	$648,596	$264,984		$80,459		$34,839
Ratio of Net Expenses to Average Net Assets	0.75%*	0.75%	0.75%	0.81	%(b)	0.87	%(b)	0.75%*
Ratio of Net Investment Income to Average Net Assets	2.73%*	3.77%	4.73%	6.24%		5.97%		5.21%*
Portfolio Turnover Rate	140%	234%	445%	450%		223%		154%
+ Unaudited
* Annualized
(a)	Per share amounts based on average number of shares outstanding during the period
(b)	Ratio of expenses to average net assets excluding interest expense is 0.75%.

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        42

Statement of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$81,617,381
Cash	43,890
Foreign currency, at value	169,233
Receivable for investments sold	1,033,250
Unrealized appreciation on forward foreign currency contracts	33,489
Receivable for Fund shares sold	239,283
Interest and dividends receivable	381,719
Variation margin receivable	154,815
Swap premiums paid	42,503
Unrealized appreciation on swap agreements	143,946

83,859,509

Liabilities:
Payable for investments purchased	$9,036,517
Unrealized depreciation on forward foreign currency contracts	14,268
Payable for short sale	427,092
Written options outstanding	128,762
Payable for Fund shares redeemed	456,924
Dividends payable	37,893
Accrued investment advisory fee	14,394
Accrued administration fee	12,898
Accrued distribution fee	6,343
Accrued servicing fee	3,100
Variation margin payable	745
Swap premiums received	12,249
Unrealized depreciation on swap agreements	33,450
10,184,635

Net Assets	$73,674,874

Net Assets Consist of:
Paid in capital	$71,049,825
Undistributed net investment income	665,391
Accumulated undistributed net realized (loss)	(131,724)
Net unrealized appreciation	2,091,382

$73,674,874

Net Assets:
Class D	$1,656,330
Other Classes	72,018,544

Shares Issued and Outstanding:
Class D	152,157

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)
Class D	$10.89
Cost of Investments Owned	$80,375,966

Cost of Foreign Currency Held	$162,618

43        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

Statement of Operations

Amounts in thousands

Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$1,272,753
Dividends	11,416
Miscellaneous income	11,991

Total Income	1,296,160

Expenses:
Investment advisory fees	92,601
Administration fees	82,960
Distribution fees—Class B	10,126
Distribution fees—Class C	12,665
Servicing fees—Class A	10,239
Servicing fees—Class B	3,375
Servicing fees—Class C	4,222
Distribution and/or servicing fees—Other Classes	61,211
Trustees’ fees	105
Miscellaneous expense	212

Total Expenses	239,177

Net Investment Income	1,056,983

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	120,789
Net realized (loss) on futures contracts, options, and swaps	(418,499)
Net realized (loss) on foreign currency transactions	(7,827)
Net change in unrealized appreciation on investments	174,747
Net change in unrealized appreciation on futures contracts, options, and swaps	826,213
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	19,380
Net Gain	714,803

Net Increase in Assets Resulting from Operations	$1,771,786

See accompanying notes  I   09.30.03   I  PIMCO Total Return Fund Semi-Annual Report        44

Statements of Changes in Net Assets

Amounts in thousands,

	Six Months Ended September 30, 2003	Year Ended March 31, 2003
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,056,983	$2,512,302
Net realized gain (loss)	(305,537)	3,027,093
Net change in unrealized appreciation	1,020,340	1,291,440

Net increase resulting from operations	1,771,786	6,830,835

Distributions to Shareholders:
From net investment income
Class D	(25,436)	(43,002)
Other Classes	(1,143,928)	(2,551,806)
From net realized capital gains
Class D	0	(41,017)
Other Classes	0	(2,108,028)

Total Distributions	(1,169,364)	(4,743,853)

Fund Share Transactions:
Receipts for shares sold
Class D	566,906	1,232,237
Other Classes	13,347,092	33,228,375
Issued as reinvestment of distributions
Class D	23,554	78,193
Other Classes	933,139	3,870,828
Cost of shares redeemed
Class D	(514,325)	(419,717)
Other Classes	(13,966,205)	(20,607,633)
Net increase resulting from Fund share transactions	390,161	17,382,283

Total Increase in Net Assets	992,583	19,469,265

Net Assets:
Beginning of period	72,682,291	53,213,026
End of period *	$73,674,874	$72,682,291

*Including undistributed net investment income of:	$665,391	$777,772

45        PIMCO Total Return Fund Semi-Annual Report  I  09.30.03  I  See accompanying notes

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

The Total Return Fund (the “Fund”) is a series of the PIMCO Funds: Pacific Investment Management Series (the “Trust”) which was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Fund. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statement of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Fund are declared on each day the Trust is open for business and are distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        46

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statement of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. The Fund may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

47        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Notes to Financial Statements

September 30, 2003 (Unaudited)

Futures Contracts. The Fund is authorized to enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        48

Notes to Financial Statements

September 30, 2003 (Unaudited)

Restricted Securities. The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. The Fund has entered into short sales transactions during the fiscal year. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25%. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.40%. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18%. The Administration Fee for Class R is charged at the annual rate 0.40%.

49        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Notes to Financial Statements

September 30, 2003 (Unaudited)

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of the Fund in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A	—	0.25
Class B	0.75	0.25
Class C	0.75	0.25
Class D	—	0.25
Class R	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $12,955,338 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        50

Notes to Financial Statements

September 30, 2003 (Unaudited)

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

U.S Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$80,252,111	$70,498,106	$3,612,353	$9,672,286

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

Premium
Balance at 03/31/2003	$144,065
Sales	153,828
Closing Buys	(134,616)
Expirations	(23,610)
Exercised	0

Balance at 09/30/2003	$139,667

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class D	52,212	$566,906	114,978	$1,232,237
Other Classes	1,229,690	13,347,092	3,101,526	33,228,375

Issued as reinvestment of distributions
Class D	2,174	23,554	7,344	78,193
Other Classes	86,142	933,139	363,607	3,870,828

Cost of shares redeemed
Class D	(47,642)	(514,325)	(39,193)	(419,717)
Other Classes	(1,289,528)	(13,966,205)	(1,923,247)	(20,607,633)
Net increase resulting from Fund share transactions	33,048	$390,161	1,625,015	$17,382,283

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$1,743,310	$(501,895)	$1,241,415

51        PIMCO Total Return Fund Semi-Annual Report  I  09.30.02

Pacific Investment Management Series

Manager	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

09.30.02   I  PIMCO Total Return Fund Semi-Annual Report        52

PZ054.11/03

Share Class	SHORT DURATION BOND FUNDS
R	Short-Term Fund
Low Duration Fund
INTERMEDIATE DURATION BOND FUND
Total Return Fund
INTERNATIONAL BOND FUND
Foreign Bond Fund
HIGH YIELD BOND FUND
High Yield Fund
REAL RETURN STRATEGY FUND
Real Return Fund
EQUITY-RELATED FUND
StocksPLUS Fund

This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus.

The following is a supplement (dated November 24, 2003) to the PIMCO Funds: Pacific Investment Management Series Bond Funds Class R Shares prospectus dated July 31, 2003; please retain for your records.

Disclosure Relating to All Funds

Verification of Identity. To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

1. Name.

2. Date of birth (for individuals).

3. Residential or business street address.

4. Social security number, taxpayer identification number, or other identifying number.

Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

Individuals may also be asked for a copy of their driver’s license, passport or other identifying document in order to verify their identity. In addition, it may be necessary to verify an individual’s identity by cross-referencing the identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account and redeem your shares or take other appropriate action if it is unable to verify your identity within a reasonable time.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	1

2	PIMCO Bond Funds Semi-Annual Report I 9.30.03

Chairman’s Letter

Dear Shareholder:

Despite substantial bond market volatility in June and July, bonds bounced back late in the third quarter, leaving the Lehman Brothers Aggregate Bond Index with a modest gain of 2.35% over the past six months. Investors’ fears over the temporary fall in bond prices (as a result of rising interest rates) were alleviated as the Federal Reserve kept interest rates low.

Riskier areas of the financial markets—including stocks, high yield securities and emerging market bonds—fared the best in this environment, fueled by rising corporate profits and increasing investor interest.

These events underscore an important point: markets are unpredictable. History has shown that different asset classes and sectors perform well at different times. That is why a broadly diversified portfolio continues to be a long-term investor’s best ally. We encourage you to work with your financial advisor to develop an asset allocation plan that is right for you.

If you have any questions concerning this report or your investment, please contact your financial advisor. You can also call PIMCO Advisors at 1-800-426-0107 or visit www.pimcoadvisors.com.

Once again, we thank you for the trust you have placed in us.

Sincerely,

Brent R. Harris
Chairman of the Board

October 31, 2003

9.30.03 I PIMCO Bond Funds Semi-Annual Report	3

AN INTERNATIONAL BOND FUND

PIMCO Foreign Bond Fund

•	PIMCO Foreign Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	The Fund’s Class R Shares returned 0.79% for the six-month period ended September 30, 2003, outperforming the 0.53% return of the J.P. Morgan Non-U.S. Index (Hedged).

•	An overweight in short and intermediate maturity Euroland bonds was positive. These yields rose less than their global counterparts and were aided by weak growth, a stronger Euro, and a rate cut by the European Central Bank.

•	An underweight to Japanese government bonds was a strong positive. Japan was the worst performing major global bond market during the six-month period ending September 30, 2003.

•	Tactical holdings of global mortgages detracted from returns as mortgages were adversely affected by historic levels of volatility.

•	Corporate bond holdings were a positive for returns as rising profits stimulated investor demand.

•	An allocation to real return bonds was positive as longer maturity real yields rose less than Treasuries, which were more volatile during the period.

•	An underweight to the U.S. Dollar relative to the Euro, Yen and Canadian dollar was positive as the dollar weakened.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (12/2/92)

PIMCO Foreign Bond Fund Class R	0.79%	5.46%	5.73%	7.80%	8.37%

J.P. Morgan Non-U.S. Index (Hedged)	0.53%	3.50%	5.56%	7.84%	—

Lipper International Income Fund Average	6.77%	15.78%	5.50%	6.23%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

4	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A HIGH YIELD BOND FUND

PIMCO High Yield Fund

•	PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•	The Fund’s Class R Shares returned 9.52% for the six-month period ended September 30, 2003 compared to a 10.33% return for the Merrill Lynch U.S. High Yield BB-B Rated Index.

•	The Fund’s exposure to BBB-rated issues detracted from returns as these issues underperformed all lower quality tiers.

•	Exposure to HealthSouth over the period was a notable contributor to performance, as these bonds have improved significantly from their lows of the first quarter of 2003, when alleged accounting fraud weighed heavily on the company.

•	An underweight to metals and mining was a positive for relative performance as this sector, which prior to this time period was bolstered by the safe-harbor war premium associated with the war in Iraq, was one of the worst performing for the period.

•	With transportation outperforming all other high sectors, led by the reviving airline bonds, an underweight to this category weighed heavily on relative performance.

•	Modest holdings of emerging market bonds were a significant contributor to performance, as attractive yield premiums and improving economic fundamentals more than offset the sector’s risk.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (12/15/92)

PIMCO High Yield Fund Class R	9.52%	26.70%	4.61%	7.35%	8.05%

Merrill Lynch U.S. High Yield BB-B Rated Index	10.33%	23.69%	4.20%	6.67%	—

Lipper High Current Yield Fund Average	11.34%	24.96%	2.83%	4.78%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	5

A SHORT DURATION BOND FUND

PIMCO Low Duration Fund

•	PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class R Shares returned 0.97% for the six-month period ended September 30, 2003, trailing the Merrill Lynch 1–3 Year Treasury Index return of 1.15%.

•	The Fund’s duration was near the benchmark for most of the period, although it extended in the month of July during the mortgage sell-off, which had an overall negative effect on performance. We allowed mortgage durations to lengthen during this period in order to retain mortgages’ attractive yields and credit quality.

•	The Fund’s broader-than-Index maturity distribution had a negative impact on returns as yields on longer maturities rose during the period.

•	An emphasis on mortgage-backed securities detracted from performance. High levels of volatility adversely affected mortgages, particularly during July.

•	The Fund’s corporate holdings were positive for returns. This sector continued to perform strongly as rising profits stimulated investor demand. Positive security selection within the sector further enhanced performance.

•	Emerging market bonds helped returns. This asset class continued to gain amid strong demand from investors drawn to its relatively high yields and improving credit quality.

•	Exposure to developed non-U.S. markets, primarily short maturity Eurozone holdings, was neutral for performance.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)

PIMCO Low Duration Fund Class R	0.97%	4.08%	5.25%	5.67%	6.85%

Merrill Lynch 1-3 Year Treasury Index	1.15%	2.62%	5.50%	5.72%	—

Lipper Short Investment Grade Debt Fund Average	1.40%	3.39%	5.01%	5.19%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

6	PIMCO Bond Funds Semi-Annual Report I 9.30.03

A REAL RETURN STRATEGY FUND

PIMCO Real Return Fund

•	PIMCO Real Return Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	For the six-month period ended September 30, 2003, the Fund’s Class R Shares returned 4.20%, versus the 3.73% return of the Fund’s benchmark, the Lehman Brothers Global Real: U.S. TIPS Index.

•	For the six-months, real yields decreased by 0.14%, compared to the 0.01% rise for conventional U.S. Treasury issues of similar maturities.

•	Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003, for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•	The effective duration of the Fund was 7.36 years on September 30, 2003, compared to the benchmark’s duration of 7.38 years.

•	The Fund’s duration was slightly longer than the benchmark for the period, which was positive for performance as real yields dropped.

•	The Fund was overweight shorter maturity TIPS. This was positive for performance compared to the benchmark as yields on short maturity TIPS fell further than yields on long maturity TIPS.

•	The Fund’s yield was improved by using a combination of TIPS buy-forward agreements and low duration, high quality conventional yield debt instruments. The steepness of the real yield curve made this an attractive option for the Fund.

•	Option writing added income to the portfolio as rates stayed within our forecasted range.

•	A small allocation to corporate bonds was positive as corporate securities generally outperformed TIPS.

•	An allocation to non-U.S. bonds was negative to performance as yields on U.S. Treasuries fell further than yields on non-U.S. Government securities.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year	Inception* (1/29/97)

PIMCO Real Return Fund Class R	4.20%	7.09%	9.51%	—	8.33%

Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	9.11%	—	—

Lipper Intermediate U.S. Treasury Fund Average	3.61%	6.05%	8.18%	—	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	7

A SHORT DURATION BOND FUND

PIMCO Short-Term Fund

•	PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class R Shares returned 0.80% for the six-month period ended September 30, 2003, outperforming the Citigroup 3-Month Treasury Bill Index return of 0.53%.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yield and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Eurodollar futures and written options strategies boosted returns.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (10/7/87)

PIMCO Short-Term Fund Class R	0.80%	3.16%	4.35%	5.04%	5.50%

Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—

Lipper Ultra-Short Obligations Fund Average	0.72%	1.94%	4.31%	4.77%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

8	PIMCO Bond Funds Semi-Annual Report I 9.30.03

AN EQUITY-RELATED FUND

PIMCO StocksPLUS Fund

•	PIMCO StocksPLUS Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments.

•	The S&P 500 Index posted a total return of 18.45% for the six-month period ended September 30, 2003. The Fund’s Class R Shares delivered a total return of 17.77%, underperforming the S&P 500 Index modestly.

•	Most stock market indexes experienced strong gains, as firming corporate profit margins bolstered investor confidence and appetite for equities.

•	A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•	Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•	Corporate holdings provided attractive yields and positive price performance as rising profits stimulated investor demand.

•	Short-maturity European exposure was fairly neutral as holdings performed in line with comparable U.S. assets.

•	Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/13/93)

PIMCO StocksPLUS Fund Class R	17.77%	25.64%	1.21%	10.21%	10.39%

S&P 500 Index	18.45%	24.39%	1.00%	10.05%	—

Lipper Large-Cap Core Fund Average	16.92%	20.86%	-0.01%	7.84%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	9

AN INTERMEDIATE DURATION BOND FUND

PIMCO Total Return Fund

•	PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•	The Fund’s Class R Shares underperformed the Lehman Brothers Aggregate Bond Index for the six-month period ended September 30, 2003, returning 2.25% versus 2.35% for the Index.

•	The Fund held longer-than-index duration during the period, which had a negative impact on returns as yields increased. An emphasis on longer maturities for most of the period hurt performance as these yields increased most.

•	A near-benchmark weighting in mortgages was neutral for performance.

•	A corporate underweight was negative as rising profits stimulated investor demand, but positive security selection of auto and telecom issues more than offset this impact.

•	Non-U.S. holdings, mainly Eurozone exposure, helped returns as yields on these assets rose less than Treasuries.

•	Emerging market bonds helped returns as improved credit quality and a broader investor base sustained their rally.

INVESTMENT PERFORMANCE    For periods ended 9/30/03

	6 Month	1 year	5 year*	10 year*	Inception* (5/11/87)

PIMCO Total Return Fund Class R	2.25%	6.56%	6.46%	6.83%	8.43%

Lehman Brothers Aggregate Bond Index	2.35%	5.41%	6.63%	6.92%	—

Lipper Intermediate Investment Grade Debt Fund Average	2.58%	5.97%	5.73%	6.11%	—

* Annualized

CHANGE IN VALUE    For periods ended 9/30/03

Past performance is no guarantee of future results.

10	PIMCO Bond Funds Semi-Annual Report I 9.30.03

Footnotes

Past performance is no guarantee of future results. Investment return and the value of an investor’s shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on fund distributions or (ii) the redemption of fund shares. Returns represent the blended performance of the Fund’s R shares and the prior performance of the Fund’s Institutional shares, adjusted, as necessary, to reflect R share current sales charges and different operating expenses. The R shares were first offered in 12/02. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund. The Growth of $10,000 does include the effect of the maximum initial sales charge only associated with class A shares. The Lipper Averages are calculated by Lipper, Inc. It is the total return performance average of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges. In addition, it is possible to lose money on investments in a (the) fund. The Funds may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk, high yield security risk and specific sector investment risks. A fund investing in derivatives could lose more than the principal amount invested and is subject to the risk of the issuer’s ability to meet payments on obligations. Investing in foreign securities may entail risk due to foreign economic and political developments, which may be enhanced when investing in emerging markets. An investment in high-yield securities generally involves greater risk to principal than an investment in higher-rated securities. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating on investments in individual sectors may add additional risk and additional volatility compared to a diversified equity fund. This material is authorized for use only when preceded or accompanied by a current PIMCO Funds: Pacific Investment Management Series prospectus, which describes in greater detail the investment policies, management fees and other matters of interest to prospective investors. Please read the prospectus carefully before you invest or send money. PIMCO Advisors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.pimcoadvisors.com, 1-888-87-PIMCO.

9.30.03 I PIMCO Bond Funds Semi-Annual Report	11

Schedule of Investments

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA (k)(l) 0.6%
Commonwealth of Australia
10.000% due 10/15/2007	A$	750	$597
Crusade Global Trust
1.460% due 05/15/2021 (a)		$3,705	3,711
Homeside Mortgage Securities Trust
1.300% due 01/20/2027 (a)(m)		984	975
Medallion Trust
1.340% due 07/12/2031 (a)		2,135	2,129
Torrens Trust
1.380% due 07/15/2031 (a)		972	973

Total Australia (Cost $8,246)			8,385

AUSTRIA (k)(l) 1.0%
Republic of Austria
5.000% due 07/15/2012	EC	12,700	15,953

Total Austria (Cost $14,055)			15,953

BELGIUM (k)(l) 1.4%
Kingdom of Belgium
7.000% due 11/21/2004	BF	183,200	5,569
6.250% due 03/28/2007	EC	1,400	1,812
7.500% due 07/29/2008		10,500	14,557

Total Belgium (Cost $18,079)			21,938

BRAZIL 0.4%
Republic of Brazil
11.000% due 01/11/2012		$2,750	2,833
8.000% due 04/15/2014		3,386	3,111

Total Brazil (Cost $5,836)			5,944

CANADA (k)(l) 3.9%
Commonwealth of Canada
6.000% due 06/01/2008	C$	6,900	5,607
5.500% due 06/01/2009		17,400	13,891
5.500% due 06/01/2010		17,300	13,784
6.000% due 06/01/2011		30,800	25,225
Newcourt Credit Group, Inc.
7.125% due 12/17/2003		$2,000	2,024

Total Canada (Cost $52,840)			60,531

CAYMAN ISLANDS (k)(l) 0.8%
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	8,100	9,428
Redwood Capital II Ltd.
4.113% due 01/01/2004 (a)		$2,500	2,500
SHL Corp. Ltd.
0.754% due 12/25/2024 (a)	JY	53,345	478

Total Cayman Islands (Cost $11,540)			12,406

CHILE 0.1%
Republic of Chile
6.875% due 04/28/2009		$750	864
5.500% due 01/15/2013		1,200	1,251

Total Chile (Cost $2,010)			2,115

DENMARK (k)(l) 0.4%
Nykredit Konvertible
6.000% due 10/01/2029	DK	20,400	$3,290
Unikredit Realkredit
6.000% due 07/01/2029		18,759	3,032

Total Denmark (Cost $4,347)			6,322

FRANCE (k)(l) 6.6%
Axa S.A.
3.750% due 01/01/2017	EC	828	1,117
France Telecom S.A.
7.750% due 03/01/2011		$1,800	2,202
Republic of France
5.250% due 04/25/2008	EC	47,000	59,633
4.000% due 04/25/2009		4,050	4,874
4.000% due 10/25/2009		30,070	36,086

Total France (Cost $77,279)			103,912

GERMANY (k)(l) 27.7%
Deutsche Telekom AG
1.671% due 03/10/2004 (a)	JY	200,000	1,803
DSL Bank AG
7.250% due 08/07/2007	BP	3,000	5,433
Hypothekenbank in Essen AG
5.500% due 02/20/2007	EC	1,690	2,128
Landesbank Baden-Wuerttemberg AG
5.500% due 04/02/2007		440	554
Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,772
Republic of Germany
4.250% due 03/12/2004		7,308	8,589
3.250% due 09/24/2004		4,770	5,619
6.000% due 01/05/2006 (b)		18,100	22,701
5.000% due 02/17/2006		4,000	4,926
6.250% due 04/26/2006 (b)		35,400	44,956
4.500% due 08/18/2006 (b)		28,800	35,250
3.000% due 04/11/2008 (b)		44,400	51,473
4.125% due 07/04/2008		1,950	2,366
4.500% due 07/04/2009 (b)		5,785	7,128
5.250% due 07/04/2010 (b)		1,900	2,428
5.250% due 01/04/2011		9,600	12,286
5.000% due 07/04/2011		100	126
5.000% due 01/04/2012 (b)		59,300	74,651
4.500% due 01/04/2013		5,285	6,413
6.250% due 01/04/2024 (b)		6,780	9,475
6.500% due 07/04/2027		69,660	100,673
5.625% due 01/04/2028 (b)		3,900	5,064
6.250% due 01/04/2030 (b)		14,298	20,139
5.500% due 01/04/2031 (b)		5,700	7,312

Total Germany (Cost $385,502)			433,265

GREECE (k)(l) 0.1%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	1,103	1,287

Total Greece (Cost $1,431)			1,287

IRELAND (k)(l) 0.3%
Emerald Mortgages PLC
2.387% due 04/30/2028 (a)	EC	3,248	3,756
2.387% due 10/22/2035 (a)		773	900

Total Ireland (Cost $3,722)			4,656

ITALY (k)(l) 6.9%
First Italian Auto Transaction
2.428% due 07/01/2008 (a)	EC	4,737	$5,520
Republic of Italy
7.750% due 11/01/2006 (b)		5,700	7,612
4.500% due 05/01/2009 (b)		69,210	85,152
5.500% due 11/01/2010		1,700	2,201
5.250% due 08/01/2011		3,400	4,340
Siena Mortgage SpA
2.409% due 02/07/2037 (a)		1,500	1,750
Upgrade SpA
2.402% due 12/31/2035 (a)		1,000	1,159

Total Italy (Cost $92,352)			107,734

JAPAN (k)(l) 11.6%
Government of Japan
0.300% due 12/20/2007	JY	18,450,000	163,448
2.600% due 03/20/2019		1,190,000	11,987
1.900% due 09/20/2022		560,000	5,084

Total Japan (Cost $173,554)			180,519

LUXEMBOURG (k)(l) 0.2%
Tyco International Group S.A.
4.375% due 11/19/2004	EC	2,170	2,533
6.750% due 02/15/2011		$8	8

Total Luxembourg (Cost $2,303)			2,541

MEXICO (k)(l) 0.8%
Petroleos Mexicanos
8.850% due 09/15/2007		1,040	1,220
9.375% due 12/02/2008		1,290	1,548
United Mexican States
6.375% due 01/16/2013		7,250	7,667
11.375% due 09/15/2016		500	722
8.000% due 09/24/2022		610	674
United Mexican States - 8BR
4.000% due 03/11/2004 (a)	JY	85,000	772
United Mexican States - 8RE
4.000% due 03/11/2004 (a)		45,000	409

Total Mexico (Cost $11,930)			13,012

NETHERLANDS (k)(l) 1.2%
Deutsche Telekom International Finance BV
7.750% due 06/15/2005		$1,700	1,873
8.500% due 06/15/2010		1,300	1,593
Kingdom of Netherlands
6.000% due 01/15/2006	EC	12,000	15,065

Total Netherlands (Cost $14,879)			18,531

NEW ZEALAND (k)(l) 0.2%
Commonwealth of New Zealand
4.500% due 02/15/2016 (c)	N$	5,130	3,807

Total New Zealand (Cost $3,132)			3,807

PANAMA 0.2%
Republic of Panama
9.625% due 02/08/2011		$1,600	1,824
9.375% due 07/23/2012		450	510

12	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

9.375% due 01/16/2023		$830	$896

Total Panama (Cost $2,899)			3,230

PERU 0.6%
Republic of Peru
9.125% due 02/21/2012		5,900	6,593
5.000% due 03/07/2017		2,679	2,461

Total Peru (Cost $7,908)			9,054

SPAIN (k)(l) 4.4%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,445	2,843
2.281% due 07/18/2022 (a)		2,716	3,148
Kingdom of Spain
5.150% due 07/30/2009		37,730	48,025
5.350% due 10/31/2011		11,100	14,303

Total Spain (Cost $53,563)			68,319

SUPRANATIONAL (k)(l) 0.5%
Eurofima
4.750% due 07/07/2004	SK	60,900	7,957

Total Supranational (Cost $7,001)			7,957

SWEDEN (k)(l) 0.2%
Kingdom of Sweden
5.000% due 01/28/2009	SK	27,000	3,667

Total Sweden (Cost $2,673)			3,667

UNITED KINGDOM (k)(l) 9.5%
Abbey National Treasury Service PLC
5.250% due 01/21/2004	BP	2,670	4,449
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	5,030	5,857
British Telecom PLC
2.553% due 12/15/2003 (a)		$12,380	12,407
Core
1.340% due 03/17/2009 (a)		767	766
Dolerite Funding PLC
1.410% due 08/20/2032 (a)		3,976	3,966
Haus Ltd.
2.436% due 12/14/2037 (a)	EC	7,708	8,995
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		500	684
Ocwen Mortgage Loan Trust
2.677% due 12/15/2031		340	397
Residential Mortgage Securities
1.500% due 05/12/2032 (a)		$779	779
United Kingdom Gilt
7.250% due 12/07/2007	BP	59,500	109,974

Total United Kingdom (Cost $137,571)			148,274

UNITED STATES (k)(l) 27.8%
Asset-Backed Securities 2.1%
ACE Securities Corp.
1.430% due 11/25/2028 (a)		$90	90
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		255	255
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)		1,596	1,599
1.530% due 03/25/2033 (a)		1,484	1,487
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.590% due 06/25/2029 (a)		$2,204	$2,207
Bear Stearns Asset-Backed Securities, Inc.
1.450% due 10/25/2032 (a)		586	587
1.520% due 10/25/2032 (a)		902	903
CDC Mortgage Capital Trust
1.460% due 01/10/2032 (a)		3,358	3,350
1.410% due 08/25/2032 (a)		705	705
Conseco Finance Securitizations Corp.
1.490% due 10/15/2031 (a)		189	189
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)		960	961
1.430% due 01/25/2032 (a)		712	711
1.570% due 10/25/2032 (a)		1,914	1,916
EQCC Home Equity Loan Trust
1.360% due 03/20/2030 (a)		154	154
First Alliance Mortgage Loan Trust
1.340% due 12/20/2027 (a)		74	74
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		2,235	2,239
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)		2,699	2,663
Mesa Trust Asset-Backed Certificates
1.520% due 11/25/2031 (a)		2,849	2,820
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		2,077	2,079
North Carolina State Education Authority
1.440% due 06/01/2009 (a)		319	319
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)		589	591
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)		16	15
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		942	944
Residential Asset Securities Corp.
1.370% due 07/25/2032 (a)		5,342	5,334
Salomon Brothers Mortgage Securities VII, Inc.
1.450% due 02/25/2030 (a)		263	260

			32,452

Corporate Bonds & Notes 4.6%
AOL Time Warner, Inc.
5.625% due 05/01/2005		5,100	5,383
AT&T Corp.
4.389% due 11/21/2003 (a)	EC	10,600	12,412
CIT Group, Inc.
7.500% due 11/14/2003		$1,400	1,410
2.430% due 07/30/2004 (a)		500	505
2.840% due 01/31/2005 (a)		1,500	1,525
Conoco Funding Co.
7.250% due 10/15/2031		400	479
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		3,030	3,039
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	107,000	958
5.750% due 02/23/2004		$1,000	1,016
1.460% due 07/19/2004 (a)		2,800	2,790
3.227% due 10/25/2004 (a)		2,800	2,826
GE Finance Assurance Holdings
1.600% due 06/20/2011	JY	520,000	4,487
General Motors Acceptance Corp.
1.460% due 07/21/2004 (a)		$5,100	5,087
General Motors Corp.
1.250% due 12/20/2004	JY	208,000	1,858
Household Finance Corp.
2.564% due 03/11/2004 (a)		$400	402
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)		4,670	4,898
Kroger Co.
5.500% due 02/01/2013		3,120	3,269
Merrill Lynch & Co., Inc.
1.430% due 05/21/2004 (a)		6,710	6,724
MetLife, Inc.
3.911% due 05/15/2005		$900	$933
MGM Mirage, Inc.
6.950% due 02/01/2005		180	189
Mizuho Preferred Capital Co.
9.870% due 06/30/2049 (a)		500	539
8.790% due 12/29/2049 (a)		2,100	2,168
Pfizer, Inc.
0.800% due 03/18/2008	JY	637,000	5,716
Sprint Capital Corp.
5.875% due 05/01/2004		$690	704
UFJ Finance Aruba AEC
6.750% due 07/15/2013		720	756
9.980% due 12/29/2049 (a)		1,800	1,957
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)		500	500

			72,530

Mortgage-Backed Securities 5.4%
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)		187	187
Bear Stearns Adjustable Rate Mortgage Trust
6.859% due 02/25/2031 (a)		422	428
6.143% due 12/25/2031 (a)(m)		423	423
6.147% due 01/25/2032 (a)		1,164	1,162
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		124	126
Commercial Mortgage Asset Trust
6.975% due 01/17/2032		2,800	3,285
CS First Boston Mortgage Securities Corp.
5.724% due 05/25/2032 (a)		577	593
1.460% due 07/25/2032 (a)		757	758
6.000% due 01/25/2033		1,012	1,020
1.683% due 08/25/2033 (a)		4,608	4,540
Fannie Mae
5.500% due 05/01/2017-10/01/2017 (d)		5,738	5,942
3.450% due 07/01/2021 (a)		24	25
4.290% due 11/01/2022 (a)		61	62
4.200% due 01/01/2023 (a)		70	71
3.635% due 08/01/2023 (a)		445	459
6.464% due 12/01/2030 (a)		317	323
6.500% due 02/01/2026-07/01/2032 (d)		7,581	7,906
5.000% due 08/01/2033		300	300
Freddie Mac
5.500% due 05/15/2012		522	528
9.050% due 06/15/2019		19	19
3.329% due 06/01/2022 (a)		734	759
4.500% due 08/01/2022 (a)		63	65
6.000% due 06/15/2028		577	578
6.500% due 08/01/2032		6,786	7,088
Government National Mortgage Association
6.375% due 05/20/2022 (a)		19	20
5.380% due 05/20/2023 (a)		172	176
5.625% due 11/20/2021-12/20/2025 (a)(d)		921	959
5.750% due 07/20/2022-08/20/2027 (a)(d)		2,592	2,650
5.375% due 04/20/2024-04/20/2028 (a)(d)		1,378	1,415
4.375% due 05/20/2028 (a)		190	195
3.250% due 04/20/2030 (a)		2,689	2,697
4.000% due 04/20/2030-05/20/2030 (a)(d)		1,553	1,576
4.250% due 05/20/2030 (a)		1,575	1,580
4.500% due 11/20/2030 (a)		171	174
6.500% due 09/15/2032		5,084	5,342
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)		2,000	2,220
Impac CMB Trust
1.520% due 07/25/2033 (a)		1,065	1,066

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	13

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

J.P. Morgan Commercial Mortgage Finance Corp.
6.465% due 11/15/2035	$10,100	$11,426
Residential Funding Mortgage Securities I, Inc.
6.500% due 05/25/2029-
03/25/2032 (d)	3,022	3,059
5.620% due 09/25/2032 (a)	1,254	1,273
Residential Mortgage Securities
1.486% due 02/09/2028 (a)	359	359
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (a)	516	519
Structured Asset Securities Corp.
1.420% due 10/25/2027 (a)	1,424	1,423
5.800% due 09/25/2031	424	428
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	187	187
5.188% due 10/25/2032 (a)	3,094	3,143
3.363% due 02/27/2034 (a)	3,725	3,771
3.247% due 12/25/2040 (a)	928	925
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)	633	645

		83,875

Municipal Bonds & Notes 1.8%
California Infrastructure & Economic Development Bank Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2036	800	807
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	2,400	2,083
Chicago, Illinois Board of Education General Obligation Bonds, (FSA Insured), Series 2001
5.000% due 12/01/2031	300	304
Chicago, Illinois Water Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 11/01/2026	200	203
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 1997
5.750% due 07/01/2012	200	234
Harris County, Texas General Obligation Bonds, Series 2003
5.000% due 08/01/2033	820	823
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,500	1,507
Illinois Regional Transportation Authority General Obligation Bonds, Series 1999
5.750% due 06/01/2014	300	354
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	2,000	2,040
Long Beach, California Community College District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 05/01/2028	700	709
Los Angeles, California County Sanitation Districts Financing Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 10/01/2011	800	904
Los Angeles, California Wastewater System Revenue Bonds, Series 2003
5.000% due 06/01/2027	1,300	1,318
5.000% due 06/01/2032	2,000	2,020
Louisville & Jefferson County, Kentucky Metro Sewer & Drain District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	$200	$204
Maryland State Health & Education Facilities Authority Revenue Bonds, Series 2001
5.000% due 07/01/2041	300	303
Michigan State Building Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 10/15/2013	400	456
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	410	459
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	625	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
5.250% due 08/01/2011	2,000	2,277
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2014	300	323
5.500% due 06/01/2017	600	642
New York, Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.250% due 06/01/2013	3,500	3,726
Oklahoma State General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 07/15/2016	995	1,107
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	200	201
State of Louisiana General Obligation Bonds, (FGIC Insured), Series 2003
5.000% due 05/01/2014	3,300	3,657

		27,291

	Shares
Preferred Security 0.4%
DG Funding Trust
3.410% due 12/29/2049 (a)	640	6,720

	Principal Amount (000s)
U.S. Government Agencies 6.5%
Fannie Mae
5.000% due 01/20/2007	$9,575	9,684
5.250% due 03/22/2007	5,000	5,099
4.640% due 01/30/2008	13,700	14,111
5.640% due 12/10/2008	1,000	1,008
6.250% due 02/17/2011	12,300	12,506
Federal Home Loan Bank
5.665% due 03/22/2006	3,200	3,492
5.660% due 04/26/2006	1,200	1,312
5.880% due 11/25/2008	100	101
Freddie Mac
4.650% due 11/06/2006	500	502
6.000% due 05/25/2012	6,800	6,965
Small Business Administration
6.640% due 02/10/2011	$3,673	$3,987
6.344% due 08/10/2011	5,190	5,567
5.980% due 11/01/2022	7,989	8,620
Tennessee Valley Authority
4.875% due 12/15/2016	16,050	17,475
5.880% due 04/01/2036	8,145	9,153
5.980% due 04/01/2036	1,855	2,073

		101,655

U.S. Treasury Obligations 7.0%
Treasury Inflation Protected Securities (c)
1.875% due 07/15/2013	3,404	3,387
3.625% due 04/15/2028	3,184	3,837
3.875% due 04/15/2029	5,705	7,187
U.S. Treasury Bond
8.125% due 08/15/2019	46,700	64,736
U.S. Treasury Strips
0.000% due 11/15/2003	400	400
0.000% due 08/15/2019	37,100	16,604
0.000% due 08/15/2020	32,000	13,414

		109,565

Total United States (Cost $415,802)		434,088

PURCHASED CALL OPTIONS 0.0%
U.S. Treasury Bond 5-Year Note (CBOT)
5.500% due 05/15/2009
Strike @ 123.906 Exp. 11/15/2003	70,000	0

Total Purchased Call Options (Cost $11)		0

	# of Contracts
PURCHASED PUT OPTIONS (k)(l) 0.0%
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000
Exp. 12/02/2003	1,747	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000
Exp. 12/02/2003	417	0
Eurodollar December Futures (CME)
Strike @ 98.250
Exp. 12/15/2003	860	6
Eurodollar December Futures (CME)
Strike @ 98.125
Exp. 12/15/2003	100	1

Total Purchased Put Options (Cost $33)		7

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 7.9%
Commercial Paper 3.9%
Fannie Mae
1.080% due 02/23/2004	$30,500	30,365
1.085% due 03/10/2004	12,460	12,399
1.075% due 03/17/2004	14,000	13,928
1.080% due 03/17/2004	4,500	4,477

		61,169

14	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Repurchase Agreement 1.1%
State Street Bank
0.800% due 10/01/2003	$16,502	$16,502

(Dated 09/30/2003. Collateralized by Freddie Mac 2.350% due 10/08/2004 valued at $16,836. Repurchase proceeds are $16,502.)
U.S. Treasury Bills 2.9%

0.102% due 12/04/2003-12/18/2003 (d)(e)(f)	45,390	45,294

Total Short-Term Instruments (Cost $122,978)		122,965

Total Investments 115.3% (Cost $1,633,476)		$1,800,419
Written Options (g) (0.8%) (Premiums $8,954)		(13,082)
Other Assets and Liabilities (Net) (14.5%)		(225,281)

Net Assets 100.0%		$1,562,056

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $244,123 and $255,403, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $12,727 as of September 30, 2003.

(f)	Securities with an aggregate market value of $30,486 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 93.000 (12/2004)—Long	91	$(1)
Euribor March Futures
(03/2005)—Long	79	115
Euribor December Futures
(12/2004)—Long	91	145
Euro-Bobl Note (12/2003)—Long	515	1,233
Euro-Bund 10-Year Note
(12/2003)—Long	1,501	5,592
Eurodollar June Futures
(06/2004)—Long	354	188
Government of Japan 10-Year Note
(12/2003)—Long	223	2,772
U.S. Treasury 10-Year Note
(12/2003)—Long	3,238	16,491
U.S. Treasury 30-Year Note
(12/2003)—Long	207	1,572

		$28,107

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CBOT U.S. Treasury Note December Futures
Strike @ 115.000
Exp. 11/22/2003	333	$235	$447
Call—CBOT U.S. Treasury Note December Futures
Strike @ 112.000
Exp. 11/22/2003	213	193	699
Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000
Exp. 11/22/2003	172	176	16
Call—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	92	220
Call—CBOT U.S. Treasury Note December Futures
Strike @ 110.000
Exp. 11/22/2003	97	129	355
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000
Exp. 11/22/2003	29	87	13

		$912	$1,750

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.970%**
Exp. 10/04/2004	$700	$23	$68
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.970%*
Exp. 10/04/2004	700	31	7
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.175%**
Exp. 10/04/2004	84,000	2,493	5,004
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.130%**
Exp. 11/10/2003	2,100	32	125
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/20/2003	18,800	874	0
Put—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.130%*
Exp. 11/10/2003	2,100	89	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%**
Exp. 01/07/2005	8,700	195	604
Call—OTC 30-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.480%**
Exp. 04/03/2006	10,000	297	619
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.375%**
Exp. 12/15/2006	$2,900	$38	$54
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%**
Exp. 01/07/2005	42,500	1,945	2,949
Put—OTC 7-Year LIBOR Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 7.000%*
Exp. 01/07/2005	2,500	48	16
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 12/17/2003	11,200	63	67
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%**
Exp. 03/03/2004	8,900	197	87
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 10/20/2003	18,800	192	0
Call—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%**
Exp. 08/04/2005	13,600	584	963
Put—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.750%*
Exp. 08/04/2005	13,600	584	368
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.750%**
Exp. 08/04/2005	4,100	145	290
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.750%*
Exp. 08/04/2005	4,100	212	111

		$8,042	$11,332

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Written options with premiums to be determined on a future date:

Type	# of Contracts	Unrealized Appreciation

Call & Put—OTC% U.S. Dollar Forward Delta/Neutral Straddle vs. Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%. Counterparty: AIG International Inc. Exp. 12/18/2012	6,220	$212

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	15

Schedule of Investments (Cont.)

Foreign Bond Fund

September 30, 2003 (Unaudited)

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	A$	56,600	$(603)
Receive floating rate based on 6-month Australian Bank Bill and pay a fixed rate equal to 6.000%.
Counterparty: UBS Warburg LLC Exp. 12/17/2013		132,500	(1,494)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2008	BP	1,300	(52)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: UBS Warburg LLC Exp. 09/01/2007		22,200	(956)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/01/2007		17,700	(573)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2004		3,900	77
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		13,400	(127)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 06/01/2013		2,600	14
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2013		2,700	21
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		21,100	47
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		17,100	42
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		60,000	71
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2018		11,600	(41)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 03/01/2016	BP	30,200	$(593)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		10,120	(250)
Receive a fixed rate equal to 5.000% and pay floating rate based on 3-month Canadian Bank Bill.
Counterparty: Merrill Lynch & Co., Inc. Exp. 06/01/2008	C$	18,000	(154)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2007	EC	36,400	408
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		17,600	192
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007		1,700	(12)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		24,100	95
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/02/2018		32,100	(113)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/02/2018		20,500	(41)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		57,050	(143)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		78,100	(112)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 3.750%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2012		9,900	(154)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013		72,300	3,257
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		89,700	(9,175)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 6.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2031	EC	4,000	$(793)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 4.256%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	H$	330,200	(1,107)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		86,600	(819)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		117,000	(1,383)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 0.390%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2007	JY	525,000	63
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011		2,008,000	(16)
Receive a fixed rate equal to 4.500% and pay floating rate based on 3-month SK-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2008	SK	48,000	(19)
Receive a fixed rate equal to 1.500% and pay floating rate based on 3-month SF-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/02/2005	SF	120,200	348
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2005		77,800	268
Receive a fixed rate equal to 1.500% and pay floating rate based on 6-month SF-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2005		49,500	(49)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		$4,400	12
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003		2,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005		4,800	51

16	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	$6,000	$68
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	2,000	1
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/17/2013	32,500	597
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: UBS Warburg LLC Exp. 12/17/2013	81,200	1,779
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 11.125% due 09/30/2004.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	5,400	79
Receive a fixed rate equal to 7.100% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 02/01/2004	400	85
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	25,400	(87)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2013	46,800	732
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	104,900	8,616

		$(1,943)

Type	Fixed Spread (%)	Notional Amount	Unrealized Appreciation

Receive a fixed spread and pay the 10-Year Swap Spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-Year Treasury Rate.
Counterparty: Bank of America, N.A. Exp. 10/15/2003	0.527	$58,100	$107

(j)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.500	10/20/2018	$5,500	$5,691	$5,656
U.S. Treasury Note	4.375	05/15/2007	101,200	108,672	107,793
U.S. Treasury Note	2.625	05/15/2008	18,000	17,959	17,756
U.S. Treasury Note	5.500	05/15/2009	68,000	76,941	75,801
U.S. Treasury Note	5.750	08/15/2010	13,762	15,760	15,389
U.S. Treasury Note	5.000	08/15/2011	6,150	6,729	6,566
U.S. Treasury Note	4.375	08/15/2012	9,650	10,065	9,784
U.S. Treasury Note	3.875	02/15/2013	16,500	16,497	16,034
U.S. Treasury Note	3.625	05/15/2013	150,825	148,085	144,130
U.S. Treasury Note	4.250	08/15/2013	35,000	35,890	35,107

				$442,289	$434,016

(k)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	A$	906	10/2003	$0	$(15)	$(15)
Sell		906	11/2003	0	0	0
Buy		906	10/2003	0	0	0
Buy	BP	2,631	10/2003	27	0	27
Sell		74,698	10/2003	0	(5,744)	(5,744)
Sell	C$	52,657	10/2003	0	(653)	(653)
Buy		565	10/2003	1	0	1
Sell	DK	43,574	12/2003	0	(275)	(275)
Buy	EC	12,131	11/2003	81	(4)	77
Buy		19,245	10/2003	248	(1)	247
Sell		462,410	11/2003	1	(7,092)	(7,091)
Sell		11,694	10/2003	0	(75)	(75)
Buy	H$	46,860	10/2003	44	0	44
Buy	JY	485,447	10/2003	23	(26)	(3)
Sell		23,280,126	10/2003	0	(4,089)	(4,089)
Sell	N$	5,601	10/2003	0	(156)	(156)
Sell		5,601	11/2003	0	(2)	(2)
Buy		5,601	11/2003	3	0	3
Sell	SK	85,213	12/2003	0	(570)	(570)

				$428	$(18,702)	$(18,274)

(l)	Principal amount denoted in indicated currency:

A$—Australian Dollar
BF—Belgian Franc
BP—British Pound
C$—Canadian Dollar
DK—Danish Krone
EC—Euro
H$—Hong Kong Dollar
JY—Japanese Yen
N$—New Zealand Dollar
SF—Swiss Franc
SK—Swedish Krona

(m)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,398, which is 0.09% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	17

Schedule of Investments

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 73.8%
Banking & Finance 12.8%
Arch Western Finance LLC
6.750% due 07/01/2013	$14,385	$14,888
Beaver Valley Funding Corp.
8.625% due 06/01/2007	12,603	13,491
9.000% due 06/01/2017	9,382	10,423
Bluewater Finance Ltd.
10.250% due 02/15/2012	36,935	37,674
Bombardier Capital, Inc.
7.500% due 08/15/2004	30,809	32,272
7.090% due 03/30/2007 (a)(n)	21,000	22,633
Cedar Brakes II, LLC
9.875% due 09/01/2013	18,698	18,044
Choctaw Resort Development Enterprise
9.250% due 04/01/2009	9,045	9,746
Credit & Repackaged Securities Ltd.
10.250% due 10/30/2006 (n)	10,150	11,237
8.900% due 04/01/2007 (n)	5,000	5,290
FINOVA Group, Inc.
7.500% due 11/15/2009	117,839	58,919
Ford Motor Credit Co.
7.000% due 10/01/2013	8,400	8,473
Forest City Enterprises, Inc.
7.625% due 06/01/2015	9,650	10,084
Gemstone Investors Ltd.
7.710% due 10/31/2004	48,093	47,732
General Motors Acceptance Corp.
6.875% due 08/28/2012	9,050	9,379
H&E Equipment Services LLC
11.125% due 06/15/2012	13,035	11,145
J.P. Morgan—HYDI
8.000% due 06/20/2008	148,480	151,450
9.000% due 06/20/2008	99,620	101,613
JET Equipment Trust
10.000% due 06/15/2012	8,680	3,385
7.630% due 08/15/2012	3,786	1,435
JSG Funding PLC
9.625% due 10/01/2012	11,660	12,826
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (b)	24,717	25,520
9.870% due 12/31/2049 (b)	18,150	19,580
Oasis CBO Ltd.
2.646% due 05/30/2011	5,000	4,000
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (b)	5,000	5,000
Pride Credit Linked
8.850% due 04/02/2007 (n)	5,000	5,290
Qwest Capital Funding, Inc.
7.900% due 08/15/2010	6,635	6,071
7.250% due 02/15/2011	71,275	63,791
7.750% due 02/15/2031	5,730	4,899
Riggs Capital Trust II
8.875% due 03/15/2027	10,475	10,632
Riggs National Corp.
9.650% due 06/15/2009	2,605	2,774
Rotech Healthcare, Inc.
9.500% due 04/01/2012	30,597	32,433
Salton SEA Funding
7.370% due 05/30/2005	5,323	5,469
Targeted Return Index Securities Trust
0.976% due 05/15/2013	116,246	124,775
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (b)	26,740	29,072
Universal City Development Partners
11.750% due 04/01/2010	16,065	18,153
Ventas Capital Corp.
8.750% due 05/01/2009	17,590	19,261

		968,859

Industrials 48.6%
ABB Finance, Inc.
6.750% due 06/03/2004	7,500	7,534
Abitibi-Consolidated, Inc.
6.950% due 04/01/2008	$6,000	$6,182
5.250% due 06/20/2008	6,000	5,778
8.550% due 08/01/2010	1,175	1,285
6.000% due 06/20/2013	34,420	32,458
8.850% due 08/01/2030	10,992	11,505
AEC Ironwood LLC
8.857% due 11/30/2025	40,750	42,074
Allbritton Communications Co.
7.750% due 12/15/2012	20,950	21,474
Allied Waste North America, Inc.
8.875% due 04/01/2008	7,799	8,481
8.500% due 12/01/2008	24,160	26,214
7.875% due 01/01/2009	39,040	40,699
10.000% due 08/01/2009	21,848	23,787
4.390% due 04/30/2011 (b)	596	603
9.250% due 09/01/2012	26,650	29,582
7.875% due 04/15/2013	16,900	17,787
American Media Operations, Inc.
10.250% due 05/01/2009	32,029	34,391
8.875% due 01/15/2011	2,200	2,368
American Tower Escrow
0.000% due 08/01/2008	7,150	4,791
AmeriGas Partners LP
8.830% due 04/19/2010	16,463	18,192
8.875% due 05/20/2011	7,765	8,367
Arco Chemical Co.
9.375% due 12/15/2005	4,980	5,030
10.250% due 11/01/2010	6,450	6,103
Armor Holdings, Inc.
8.250% due 08/15/2013	1,290	1,371
Avecia Group PLC
11.000% due 07/01/2009	10,263	9,031
Aviall, Inc.
7.625% due 07/01/2011	15,245	15,702
Beverly Enterprises, Inc.
9.000% due 02/15/2006	19,855	20,252
9.625% due 04/15/2009	5,440	5,807
Bombardier, Inc.
6.750% due 05/01/2012	2,290	2,399
Boyd Gaming Corp.
8.750% due 04/15/2012	200	218
7.750% due 12/15/2012	31,137	32,305
Building Materials Corp.
7.750% due 07/15/2005	22,174	22,617
8.000% due 10/15/2007	2,392	2,341
8.000% due 12/01/2008	8,891	8,602
Cadmus Communications Corp.
9.750% due 06/01/2009	3,156	3,345
Calpine Corp.
8.500% due 07/15/2010	16,715	15,461
Canwest Media, Inc.
10.625% due 05/15/2011	8,535	9,730
Case Corp.
6.250% due 12/01/2003	48,119	48,360
Charter Communications Holdings LLC
8.625% due 04/01/2009	5,834	4,492
10.000% due 04/01/2009	13,740	10,923
9.625% due 11/15/2009	23,557	18,316
0.000% due 04/01/2011 (c)	4,400	3,135
Chesapeake Energy Corp.
8.375% due 11/01/2008	1,700	1,853
8.125% due 04/01/2011	6,085	6,633
8.500% due 03/15/2012	17,080	18,190
9.000% due 08/15/2012	13,325	15,057
7.500% due 09/15/2013	14,190	14,970
7.750% due 01/15/2015	5,285	5,602
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	12,180	12,180
Coastal Corp.
7.750% due 06/15/2010	840	701
9.625% due 05/15/2012	2,550	2,384
Colorado Interstate Gas Co.
6.850% due 06/15/2037	$7,400	$7,400
Commonwealth Brands, Inc.
9.750% due 04/15/2008	13,500	14,580
10.625% due 09/01/2008	11,750	12,631
Community Health Systems, Inc.
10.228% due 10/19/2006 (n)	4,000	4,607
10.000% due 03/13/2007 (n)	3,500	3,680
Continental Airlines, Inc.
7.056% due 09/15/2009	500	500
7.033% due 06/15/2011	1,855	1,415
7.461% due 04/01/2015	3,413	3,256
7.373% due 12/15/2015	2,275	1,730
6.545% due 02/02/2019	4,335	4,248
7.256% due 03/15/2020	726	711
Crown Castle International Corp.
0.000% due 05/15/2011 (c)	12,275	12,398
0.000% due 08/01/2011 (c)	9,185	9,185
9.500% due 08/01/2011	1,500	1,598
10.750% due 08/01/2011	18,923	21,099
Crown European Holdings S.A.
9.500% due 03/01/2011	35,900	38,772
10.875% due 03/01/2013	21,470	23,778
CSC Holdings, Inc.
8.125% due 07/15/2009	9,665	10,003
8.125% due 08/15/2009	10,490	10,857
7.625% due 04/01/2011	42,378	42,484
Delta Air Lines, Inc.
7.379% due 05/18/2010	4,589	4,580
6.619% due 03/18/2011	2,248	2,215
Dex Media East LLC
9.875% due 11/15/2009	11,920	13,559
Dex Media West LLC
8.500% due 08/15/2010	12,110	13,230
9.875% due 08/15/2013	14,180	16,094
Dimon, Inc.
7.750% due 06/01/2013	1,150	1,185
DirecTV Holdings LLC
8.375% due 03/15/2013	35,060	39,705
Dobson Communications Corp.
8.875% due 10/01/2013	11,400	11,585
Domino’s Inc.
8.250% due 07/01/2011	1,025	1,088
Dresser, Inc.
9.375% due 04/15/2011	35,735	37,700
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	10,860	11,783
Dura Operating Corp.
8.625% due 04/15/2012	31,155	32,479
Dynegy Danskammer & Roseton LLC
7.270% due 11/08/2010	17,930	17,045
7.670% due 11/08/2016	35,740	30,401
Dynegy Holdings, Inc.
7.700% due 07/15/2008 (b)	2,500	2,581
9.875% due 07/15/2010 (d)	7,050	7,350
10.125% due 07/15/2013 (d)	8,800	9,262
EchoStar DBS Corp.
10.375% due 10/01/2007	9,310	10,404
5.000% due 10/01/2008 (b)	8,650	8,855
9.375% due 02/01/2009	30,132	32,279
El Paso CGP Co.
6.500% due 06/01/2008	3,600	2,916
7.625% due 09/01/2008	3,850	3,215
El Paso Corp.
6.750% due 05/15/2009	8,400	7,056
7.000% due 05/15/2011	2,650	2,200
7.875% due 06/15/2012	2,825	2,387
7.375% due 12/15/2012	20,405	16,783
7.800% due 08/01/2031	6,020	4,485
7.750% due 01/15/2032	29,725	22,145
Equistar Chemicals LP
10.125% due 09/01/2008	18,025	17,935

18	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

8.750% due 02/15/2009	$14,050	$13,207
Extended Stay America, Inc.
9.875% due 06/15/2011	35,110	38,928
Extendicare Health Services
9.350% due 12/15/2007	12,500	12,938
9.500% due 07/01/2010	9,740	10,617
Ferrellgas Partners LP
6.990% due 08/01/2005	7,000	7,265
7.080% due 08/01/2006 (n)	5,000	4,975
8.780% due 08/01/2007 (a)(n)	14,000	15,017
7.120% due 08/01/2008 (n)	5,000	5,189
8.870% due 08/01/2009 (a)(n)	7,300	8,051
7.240% due 08/01/2010 (n)	10,000	10,885
8.750% due 06/15/2012	7,538	8,103
Fimep S.A.
10.500% due 02/15/2013	4,335	4,920
Foamex LP
10.750% due 04/01/2009	3,915	3,514
Fort James Corp.
9.500% due 05/15/2022	29,889	30,188
Fresenius Medical Care
7.875% due 06/15/2011	22,065	23,168
Garden State Newspapers, Inc.
8.750% due 10/01/2009	24,412	25,205
8.625% due 07/01/2011	10,436	11,010
Georgia-Pacific Corp.
6.700% due 11/15/2003	21,870	21,979
9.875% due 11/01/2021	10,125	10,378
9.625% due 03/15/2022	14,176	14,389
9.125% due 07/01/2022	39,132	38,936
8.250% due 03/01/2023	7,100	6,603
8.125% due 06/15/2023	14,025	13,043
8.875% due 05/15/2031	13,195	13,327
Giant Industries, Inc.
11.000% due 05/15/2012	4,500	4,455
GulfTerra Energy Partners LP
8.500% due 06/01/2010	19,180	20,762
Hanover Equipment Trust
8.500% due 09/01/2008	43,885	45,421
HCA, Inc.
7.875% due 02/01/2011	4,198	4,693
6.300% due 10/01/2012	1,385	1,414
6.250% due 02/15/2013	1,500	1,524
6.750% due 07/15/2013	10,000	10,522
7.690% due 06/15/2025	5,000	5,190
HealthSouth Corp.
8.500% due 02/01/2008 (e)	12,780	11,310
8.375% due 10/01/2011 (e)	26,365	22,806
Hercules, Inc.
11.125% due 11/15/2007	6,325	9,330
Hilton Hotels Corp.
7.625% due 12/01/2012	30,060	32,991
HMH Properties, Inc.
7.875% due 08/01/2008	18,230	18,822
8.450% due 12/01/2008	6,424	6,721
Hollinger International Publishing
9.000% due 12/15/2010	36,596	38,746
Hollinger Participation Trust
12.125% due 11/15/2010 (f)	16,917	18,787
Host Marriott LP
8.375% due 02/15/2006 (b)	7,537	7,923
9.500% due 01/15/2007	16,935	18,629
9.250% due 10/01/2007	9,450	10,360
Ingles Markets, Inc.
8.875% due 12/01/2011	4,655	4,725
Insight Midwest LP
9.750% due 10/01/2009	21,075	21,338
10.500% due 11/01/2010	7,239	7,601
ISP Chemco, Inc.
10.250% due 07/01/2011	18,635	20,871
ISP Holdings, Inc.
10.625% due 12/15/2009	2,159	2,364
ITT Corp.
6.750% due 11/15/2003	$500	$502
Jefferson Smurfit Corp.
7.500% due 06/01/2013	6,405	6,533
Johnsondiversey, Inc.
9.625% due 05/15/2012	4,364	4,757
Jupiters Ltd.
8.500% due 03/01/2006	3,845	4,215
K&F Industries, Inc.
9.250% due 10/15/2007	2,150	2,225
9.625% due 12/15/2010	1,330	1,470
Kmart Corp.
12.350% due 01/01/2008 (n)	3,363	836
L-3 Communications Corp.
7.625% due 06/15/2012	1,000	1,088
6.125% due 07/15/2013	1,275	1,269
La Quinta Corp.
8.875% due 03/15/2011	4,055	4,415
Legrand S.A.
8.500% due 02/15/2025	13,225	13,490
Leviathan Gas Corp.
10.375% due 06/01/2009	4,548	5,185
Lyondell Chemical Co.
9.500% due 12/15/2008	11,555	22,301
Lyondell Petroleum
6.280% due 06/30/2006	147	147
Mail Well I Corp.
9.625% due 03/15/2012	17,005	18,535
Mandalay Resort Group
9.500% due 08/01/2008	2,000	2,305
9.375% due 02/15/2010	58,437	67,349
7.625% due 07/15/2013	12,085	12,508
6.700% due 11/15/2096	3,874	3,908
Mediacom Broadband LLC
11.000% due 07/15/2013	34,585	36,574
MGM Mirage, Inc.
8.500% due 09/15/2010	2,725	3,079
8.375% due 02/01/2011	36,505	40,338
Midwest Generation LLC
8.300% due 07/02/2009	5,225	4,990
8.560% due 01/02/2016	78,860	72,946
Millennium America, Inc.
9.250% due 06/15/2008	21,050	42,994
Mirage Resorts, Inc.
7.250% due 10/15/2006	2,500	2,681
6.750% due 08/01/2007	5,750	6,066
6.750% due 02/01/2008	4,755	5,028
Newpark Resources, Inc.
8.625% due 12/15/2007	10,635	11,007
Nextel Communications, Inc.
9.950% due 02/15/2008	8,025	8,476
Norampac, Inc.
6.750% due 06/01/2013	3,325	3,408
OM Group, Inc.
9.250% due 12/15/2011	14,210	14,174
Owens-Brockway Glass Container, Inc.
8.875% due 02/15/2009	6,975	7,463
7.750% due 05/15/2011	7,465	7,764
8.750% due 11/15/2012	27,235	29,346
8.250% due 05/15/2013	22,825	23,396
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	21,020	24,278
PanAmSat Corp.
6.375% due 01/15/2008	260	270
8.500% due 02/01/2012	67,203	70,731
Park Place Entertainment Corp.
7.875% due 12/15/2005	695	739
9.375% due 02/15/2007	9,703	10,746
8.875% due 09/15/2008	4,855	5,389
7.875% due 03/15/2010	1,900	2,043
7.000% due 04/15/2013	36,358	37,767
Peabody Energy Corp.
6.875% due 03/15/2013	$31,960	$33,478
Pride International, Inc.
9.375% due 05/01/2007	16,792	17,380
10.000% due 06/01/2009	1,434	1,556
Primedia, Inc.
8.000% due 05/15/2013	29,240	29,679
Quebecor Media, Inc.
11.125% due 07/15/2011	35,929	41,139
Qwest Corp.
7.200% due 11/01/2004	10,165	10,495
7.250% due 11/01/2008 (b)	4,170	4,003
7.500% due 11/01/2008	3,900	3,764
8.875% due 03/15/2012	36,535	40,737
8.875% due 06/01/2031	11,420	11,991
Raychem Corp.
8.200% due 10/15/2008	5,075	5,418
RH Donnelley Finance Corp.
8.875% due 12/15/2010	6,650	7,481
Riggs Capital Trust
8.625% due 12/31/2026	13,470	13,605
Rogers Cablesystems, Inc.
10.000% due 03/15/2005	5,508	5,935
11.000% due 12/01/2015	4,700	5,346
Rogers Cantel, Inc.
8.300% due 10/01/2007	3,359	3,472
9.375% due 06/01/2008	37,363	39,325
Roundy’s, Inc.
8.875% due 06/15/2012	33,978	35,677
Royal Caribbean Cruises Ltd.
8.125% due 07/28/2004	4,010	4,180
8.750% due 02/02/2011	6,000	6,570
Safety-Kleen Corp.
9.250% due 06/01/2008 (e)	22,459	27
9.250% due 05/15/2009 (e)	11,042	552
Salem Communications Holding Corp.
7.750% due 12/15/2010	9,250	9,528
Shaw Communications, Inc.
8.250% due 04/11/2010	3,665	4,059
7.200% due 12/15/2011	7,975	8,513
Six Flags, Inc.
9.750% due 04/15/2013	37,230	35,182
Sonat, Inc.
7.625% due 07/15/2011	18,412	15,282
SPX Corp.
9.400% due 06/14/2005 (n)	20,000	21,960
6.250% due 06/15/2011	17,175	17,132
7.500% due 01/01/2013	7,675	8,116
Starwood Hotels& Resorts Worldwide, Inc.
7.375% due 05/01/2007	23,500	25,321
7.875% due 05/01/2012	20,100	22,110
Stone Container Corp.
11.500% due 08/15/2006	4,600	4,905
9.750% due 02/01/2011	2,305	2,524
8.375% due 07/01/2012	2,920	3,081
TeleCorp PCS, Inc.
10.625% due 07/15/2010	150	178
Tenet Healthcare Corp.
6.375% due 12/01/2011	12,100	11,646
6.500% due 06/01/2012	6,000	5,760
7.375% due 02/01/2013	37,495	37,964
Tesoro Petroleum Corp.
9.625% due 11/01/2008	4,035	4,035
9.625% due 04/01/2012	12,220	12,220
Time Warner Telecom, Inc.
9.750% due 07/15/2008	9,840	9,742
10.125% due 02/01/2011	5,700	5,714
Tritel PCS, Inc.
10.375% due 01/15/2011	26,412	31,898
TRW Automotive, Inc.
9.375% due 02/15/2013	22,950	25,934

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	19

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Tyco International Group S.A.
5.875% due 11/01/2004	$1,000	$1,030
6.750% due 02/15/2011	44,210	46,863
U.S. Airways, Inc.
9.625% due 09/01/2003 (e)	17,690	6,103
9.330% due 01/01/2006 (e)	3,157	824
United Airlines, Inc.
1.360% due 03/02/2004 (b)	4,779	3,751
6.201% due 09/01/2008	2,300	1,861
9.410% due 06/15/2010	1,172	492
7.730% due 07/01/2010	27,485	21,471
7.186% due 04/01/2011 (e)	4,074	3,467
6.602% due 09/01/2013	6,950	5,689
7.783% due 01/01/2014	465	361
8.360% due 01/20/2019	1,830	1,798
Vintage Petroleum, Inc.
8.625% due 02/01/2009	10,468	10,861
7.875% due 05/15/2011	13,570	14,147
8.250% due 05/01/2012	23,985	25,964
Vivendi Universal S.A.
6.250% due 07/15/2008	12,470	12,906
9.250% due 04/15/2010	11,085	12,859
VoiceStream Wireless Corp.
10.375% due 11/15/2009	1	1
Western Gas Resources, Inc.
10.000% due 06/15/2009	4,015	4,266
Westlake Chemical Corp.
8.750% due 07/15/2011	3,700	3,857
Williams Cos., Inc.
9.250% due 03/15/2004	41,550	42,589
6.625% due 11/15/2004	5,100	5,177
7.375% due 11/15/2006	3,600	3,960
8.625% due 06/01/2010	21,060	22,482
7.125% due 09/01/2011	1,275	1,265
8.125% due 03/15/2012	6,930	7,242
7.625% due 07/15/2019	21,135	19,761
7.875% due 09/01/2021	32,240	30,628
7.500% due 01/15/2031	11,927	10,675
7.750% due 06/15/2031	16,480	14,997
8.750% due 03/15/2032	7,795	7,737
Xerox Capital Europe PLC
5.875% due 05/15/2004	19,952	20,152
Xerox Corp.
5.500% due 11/15/2003	10,025	10,050
5.250% due 12/15/2003	13,935	14,057
Young Broadcasting, Inc.
9.000% due 01/15/2006	13,406	13,540
8.750% due 06/15/2007	8,680	8,854
8.500% due 12/15/2008	6,000	6,420
10.000% due 03/01/2011	28,255	30,092

		3,676,225

Utilities 12.4%
ACC Escrow Corp.
10.000% due 08/01/2011	35,700	38,556
AES Corp.
10.000% due 12/12/2005	5,000	5,175
8.750% due 05/15/2013	69,390	73,206
8.540% due 11/30/2019	3,893	4,019
AT&T Corp.
8.500% due 11/15/2031	11,245	13,360
Calpine Corp.
8.750% due 07/15/2013	23,650	21,758
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	27,730	31,302
7.875% due 04/01/2013	15,565	17,516
CMS Energy Corp.
7.625% due 11/15/2004	12,115	12,357
7.000% due 01/15/2005	39,814	39,714
9.875% due 10/15/2007	2,000	2,150
8.900% due 07/15/2008	8,910	9,266
7.500% due 01/15/2009	25,555	25,427
7.750% due 08/01/2010	11,400	11,343
DPL, Inc.
6.250% due 05/15/2008	$2,000	$2,077
Edison International, Inc.
6.875% due 09/15/2004	57,634	58,931
El Paso Energy Partners
8.500% due 06/01/2011	16,894	18,288
El Paso Natural Gas Co.
7.625% due 08/01/2010	620	605
8.625% due 01/15/2022	7,000	6,493
El Paso Production Holding Co.
7.750% due 06/01/2013	30,755	29,371
IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,040	3,314
7.625% due 11/14/2011	7,390	8,055
MSW Energy Holdings LLC
8.500% due 09/01/2010	1,855	1,948
Nextel Communications, Inc.
9.375% due 11/15/2009	3,450	3,761
7.375% due 08/01/2015	20,900	21,214
NorAm Energy Corp.
6.375% due 11/01/2003	42,255	42,341
Northwestern Bell Telephone
6.250% due 01/01/2007	8,225	8,225
Pinnacle Partners
8.830% due 08/15/2004	73,310	76,609
PSEG Energy Holdings, Inc.
7.750% due 04/16/2007	8,500	8,500
8.625% due 02/15/2008	10,000	10,225
10.000% due 10/01/2009	21,825	23,135
8.500% due 06/15/2011	41,675	41,988
Reliant Energy Resources Corp.
8.125% due 07/15/2005	4,300	4,613
Rocky River Realty
8.810% due 04/14/2007 (a)(n)	1,825	2,095
Rural Cellular Corp.
9.625% due 05/15/2008	9,508	8,700
9.750% due 01/15/2010	1,949	1,783
SESI LLC
8.875% due 05/15/2011	15,079	16,059
South Point Energy Corp.
8.400% due 05/30/2012	38,876	36,568
Southern California Edison Co.
8.000% due 02/15/2007	30,922	34,710
Sprint Capital Corp.
6.900% due 05/01/2019	11,800	12,132
6.875% due 11/15/2028	12,610	12,340
8.750% due 03/15/2032	25,950	30,943
TECO Energy, Inc.
7.500% due 06/15/2010	23,140	23,574
Triton PCS, Inc.
8.750% due 11/15/2011	12,950	12,982
8.500% due 06/01/2013	2,100	2,263
TXU Corp.
6.375% due 01/01/2008	1,110	1,147
7.000% due 03/15/2013	23,125	25,191
Vintage Petroleum, Inc.
9.750% due 06/30/2009	6,170	6,602
Wilmington Trust Co.—Tucson Electric
10.210% due 01/01/2009 (a)(n)	448	448
10.732% due 01/01/2013 (a)(n)	8,005	8,005
WorldCom, Inc.—WorldCom Group
7.750% due 04/01/2007 (e)	10,000	3,325
7.500% due 05/15/2011 (e)	8,000	2,660
6.950% due 08/15/2028 (e)	12,700	4,223
8.250% due 05/15/2031 (e)	43,450	14,447
		935,039

Total Corporate Bonds & Notes (Cost $5,420,460)		5,580,123

MUNICIPAL BONDS & NOTES 0.0%
New Jersey 0.0%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	$2,000	$1,801

Total Municipal Bonds & Notes (Cost $1,917)		1,801

MORTGAGE-BACKED SECURITIES 0.4%
Collateralized Mortgage Obligations 0.4%
Continental Airlines, Inc.
6.920% due 04/02/2013 (a)(n)	28,504	26,231
Red Mountain Funding Corp.
9.150% due 11/28/2027	4,517	2,256

		28,487

Fannie Mae 0.0%
5.500% due 09/01/2017	78	81

Total Mortgage-Backed Securities (Cost $29,712)		28,568

ASSET-BACKED SECURITIES 3.0%
AES Corp.
5.130% due 07/29/2008 (b)	2,143	2,147
5.320% due 07/29/2008 (b)	2,857	2,862
Allied Waste North America, Inc.
4.390% due 04/30/2010 (b)	1,132	1,145
4.400% due 04/30/2012 (b)	596	603
4.400% due 04/30/2013 (b)	179	181
4.540% due 04/30/2014 (b)	358	362
Aquila, Inc.
8.750% due 04/15/2006 (b)	5,894	5,997
Canwest Media
3.880% due 11/15/2008 (b)	1,250	1,262
Centennial Cellular
4.280% due 05/31/2007 (b)	55	54
4.390% due 05/31/2007 (b)	529	523
4.450% due 05/31/2007 (b)	1,669	1,636
4.510% due 01/04/2008 (b)	892	882
4.530% due 01/04/2008	43	43
4.590% due 01/04/2008 (b)	373	369
Charter Communications Holdings LLC
3.860% due 03/18/2008 (b)	11,859	11,260
CITGO Petroleum Corp.
8.250% due 02/24/2006 (b)	2,000	2,068
Crown Castle International Corp.
3.850% due 03/31/2008 (b)	1,995	2,001
DaVita, Inc.
3.640% due 06/23/2009 (b)	69	69
3.680% due 06/23/2009 (b)	1,851	1,861
3.610% due 06/23/2010 (b)	1,851	1,861
3.660% due 06/23/2011 (b)	1,851	1,861
3.620% due 06/23/2012 (b)	2,856	2,872
Dex Media East LLC
5.000% due 11/08/2008 (b)(d)	2,644	2,654
Dex Media West LLC
3.870% due 09/10/2010 (b)	1,975	1,995
DirecTV Holdings LLC
4.000% due 03/06/2010 (b)	669	673
4.020% due 03/06/2010 (b)	1,166	1,173
3.990% due 04/06/2010 (b)	1,166	1,173
Graphic Packaging Corp.
4.120% due 08/08/2009 (b)	415	394
4.120% due 08/08/2009 (b)(d)	7,920	7,514
4.130% due 08/08/2009 (b)	332	315
4.190% due 08/08/2009 (b)	332	312
Houghton Mifflin Co.
6.250% due 12/30/2008 (b)(d)	2,462	2,332
8.250% due 02/01/2011 (b)	18,380	19,345

20	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Insight Midwest LP
4.062% due 12/15/2009 (b)		$4,500	$4,511
Levi Strauss & Co.
5.360% due 07/31/2006 (b)		1,895	1,894
Lyondell Petroleum
6.250% due 06/30/2006 (b)		29	29
Mission Energy
8.625% due 07/25/2006 (b)		1,688	1,075
8.778% due 07/25/2006 (b)		4,812	3,063
Nextel Partners, Inc.
4.125% due 03/31/2008 (b)		17	17
4.187% due 03/31/2008 (b)		4,606	4,607
4.500% due 06/30/2008		19	19
4.562% due 06/30/2008 (b)		7,594	7,634
4.750% due 12/31/2008		22	22
4.812% due 12/31/2008 (b)		7,591	7,632
PPM America High Yield Ltd.
2.071% due 06/01/2011 (b)		8,507	6,717
Qwest Corp.
4.620% due 11/30/2005 (b)		3,685	3,662
6.500% due 06/05/2007 (b)(d)		68,500	70,110
6.950% due 06/05/2010		500	491
Rayovac Corp.
4.880% due 10/01/2009 (b)		1,000	1,004
RH Donnelley Finance Corp.
5.290% due 06/30/2010 (b)		1,744	1,779
5.280% due 07/30/2010 (b)		1,744	1,779
5.110% due 08/30/2010 (b)		249	254
5.100% due 08/30/2011 (b)		724	739
Rural Cellular Corp.
4.630% due 04/03/2009 (b)		1,114	1,103
4.880% due 04/03/2009 (b)		2,114	2,094
Springer
3.871% due 09/16/2011 (b)		1,000	997
4.371% due 09/16/2012 (b)		1,000	997
Stone Container Corp.
3.625% due 06/30/2009 (b)		4,069	4,101
TRW Automotive, Inc.
4.130% due 02/27/2011 (b)		8,000	8,058
Tyco International Group S.A.
6.379% due 07/26/2006 (b)(d)(n)		12,500	12,767
Xerox Corp.
3.390% due 04/30/2005 (b)		3,000	3,004

Total Asset-Backed Securities (Cost $229,084)			229,958

SOVEREIGN ISSUES 6.9%
Republic of Brazil
2.125% due 04/15/2006 (b)		73,018	71,375
2.562% due 04/15/2006 (b)		8,844	8,645
11.500% due 03/12/2008		10,000	11,025
2.187% due 04/15/2009 (b)		2,824	2,538
10.000% due 08/07/2011		4,000	3,940
11.000% due 01/11/2012		11,600	11,948
2.187% due 04/15/2012 (b)		10,000	8,000
8.000% due 04/15/2014		102,958	94,598
11.000% due 08/17/2040		25,750	24,334
Republic of Panama
9.625% due 02/08/2011		19,850	22,778
9.375% due 07/23/2012		5,730	6,518
9.375% due 07/23/2012		11,200	12,706
1.937% due 07/17/2014		8,747	8,178
2.250% due 07/17/2016 (b)		24,650	20,952
10.750% due 05/15/2020		9,125	10,927
9.375% due 01/16/2023		2,247	2,427
8.875% due 09/30/2027		14,625	15,137
9.375% due 04/01/2029		12,525	14,278
Republic of Peru
9.125% due 01/15/2008		19,800	23,166
9.125% due 02/21/2012		65,010	72,649
9.875% due 02/06/2015		18,600	21,623
4.500% due 03/07/2017		$1,200	$1,047
5.000% due 03/07/2017		9,071	8,334
Russian Federation
5.000% due 03/31/2030		44,440	42,062

Total Sovereign Issues (Cost $488,373)			519,185

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 3.9%
ABB International Finance Ltd.
5.125% due 01/11/2006	EC	3,000	3,403
Aspropulsion Capital
9.625% due 10/01/2013		1,200	1,397
Ball Corp.
4.630% due 11/30/2009		5,413	6,355
Barry Callebaut Services NV
9.250% due 03/15/2010		2,800	3,582
Crown Euro Holdings S.A.
10.250% due 03/01/2011		4,000	4,984
Del Monte Corp.
5.876% due 12/31/2010		906	1,068
Eircom Funding
8.250% due 08/15/2015		9,365	11,778
El Paso Corp.
5.750% due 03/14/2006		5,000	5,182
7.125% due 05/06/2009		12,600	12,472
Fimep S.A.
11.000% due 02/15/2013		17,860	24,075
Flender Holding GmbH
11.000% due 08/01/2010		1,225	1,541
Fort James Corp.
4.750% due 06/29/2004		5,800	6,734
Fresenius Finance BV
7.750% due 04/30/2009		1,800	2,222
Fresenius Medical Care
7.375% due 06/15/2011		6,000	7,155
Johnsondiversey, Inc.
9.625% due 05/15/2012		3,870	4,834
JSG Funding PLC
10.125% due 10/01/2012		22,275	28,340
Kappa Beheer BV
10.625% due 07/15/2009		250	314
Kronos International, Inc.
8.875% due 06/30/2009		17,615	21,437
Messer Griesheim Holding AG
5.471% due 04/27/2009		2,000	2,350
10.375% due 06/01/2011		5,700	7,600
PTC International Finance II
10.875% due 05/01/2008		5,000	6,420
11.250% due 12/01/2009		6,200	7,942
Telemedia Nederland
4.869% due 03/10/2011		2,131	2,464
5.369% due 03/10/2012		2,131	2,469
TRW Automotive, Inc.
10.125% due 02/15/2013		21,750	27,862
11.750% due 02/15/2013		800	1,057
Tyco International Group S.A.
4.375% due 11/19/2004		28,500	33,273
6.125% due 04/04/2007		1,700	2,037
5.500% due 11/19/2008		4,487	5,194
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		20,375	24,677
7.250% due 08/15/2013		2,000	2,422
Xerox Capital Europe PLC
5.250% due 12/03/2004		14,075	16,375
Xerox Corp.
3.500% due 02/04/2004		5,000	5,828

Total Foreign Currency-Denominated Issues (Cost $254,314)			294,843

PURCHASED PUT OPTIONS 0.0%
Eurodollar March Futures
Strike @ 96.000 Exp. 03/15/2004		4,764	$30

Total Purchased Put Options (Cost $77)			30

CONVERTIBLE BONDS & NOTES 1.7%

	Principal Amount (000s)
Banking & Finance 0.6%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$48,740	48,192

Healthcare 0.1%
HealthSouth Corp.
3.250% due 04/01/2049 (e)		6,575	5,884

Industrials 0.7%
Dimon, Inc.
6.250% due 03/31/2007 (n)		39,227	37,890
Starwood Hotels & Resorts Worldwide, Inc.
0.000% due 05/25/2021		30,000	17,137

			55,027

Utilities 0.3%
Rogers Communication, Inc.
2.000% due 11/26/2005		19,980	18,007

Total Convertible Bonds & Notes (Cost $122,434)			127,110

COMMON STOCKS 0.1%
	Shares
Industrials 0.1%
Dobson Communications Corp.		1,414,399	11,485

Total Common Stocks (Cost $9,321)			11,485

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 01/15/2008		21,975	4,436

Total Convertible Preferred Stock (Cost $3,670)			4,436

PREFERRED STOCK 0.8%
CSC Holdings, Inc.
11.125% due 04/01/2008		302,696	31,707
Fresenius Medical Care
7.875% due 02/01/2008		28,413	29,621

Total Preferred Stock (Cost $61,072)			61,328

SHORT-TERM INSTRUMENTS 7.5%

	Principal Amount (000s)
Commercial Paper 6.6%
Fannie Mae
1.050% due 10/01/2003		$14,700	14,700
1.055% due 11/19/2003		56,000	55,920
1.070% due 12/02/2003		80,000	79,851
1.045% due 12/10/2003		100,000	99,789
1.070% due 12/10/2003		15,000	14,968
1.075% due 12/16/2003		44,200	44,099

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	21

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.080% due 02/02/2004	$100,000	$99,622
1.080% due 02/24/2004	13,800	13,738
1.080% due 03/17/2004	10,600	10,545
HBOS Treasury Services PLC
1.070% due 12/15/2003	50,000	49,887
Kraft Foods, Inc.
1.940% due 02/27/2004	16,300	16,300

		499,419

Repurchase Agreements 0.7%
State Street Bank
0.800% due 10/01/2003	50,532	50,532

(Dated 09/30/2003. Collateralized by Fannie Mae 2.600% due 10/01/2004 valued at $546 and Freddie Mac 3.250% due 11/15/2004 valued at $25,505 and Federal Home Loan Bank 2.125% due 12/15/2004 valued at $25,501. Repurchase proceeds are $50,533.)

U.S. Treasury Bills 0.2%
1.010% due 12/04/2003-12/18/2003 (g)(h)(i)	14,105	14,076

Total Short-Term Instruments (Cost $564,052)		564,027

Total Investments 98.2% (Cost $7,184,486)		$7,422,894
Written Options (j) (0.2%) (Premiums $17,141)		(16,059)
Other Assets and Liabilities (Net) 2.0%		154,343

Net Assets 100.0%		$7,561,178

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	08/11/2003	$21,205	$22,633	0.30%
Continental Airlines, Inc.	07/01/2003	25,378	26,231	0.35
Ferrellgas Partners LP	06/30/2003	15,433	15,017	0.20
Ferrellgas Partners LP	06/30/2003	8,212	8,051	0.11
RockyRiver Realty	11/22/2000	1,802	2,095	0.03
Wilmington Trust Co.—Tucson Electric	01/07/1993-05/16/2003	7,593	8,005	0.11
Wilmington Trust Co.—Tucson Electric	06/29/1993	439	448	0.01

		$80,062	$82,480	1.11%

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Security becomes interest bearing at a future date.

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $46,284 and $45,461, respectively, as of September 30, 2003.

(e)	Security is in default.

(f)	Payment in-kind bond security.

(g)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h)	Securities with an aggregate market value of $5,805 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchase Put Options
Strike @ 89.00 (03/2005)—Long	1,915	$(26)
Euribor March Futures
(03/2005)—Long	896	1,304
Euribor December Futures
(12/2004)—Long	1,019	1,620
Eurodollar September Futures
(09/2004)—Long	2,205	4,566
Eurodollar December Futures
(12/2004)—Long	2,559	5,417

		$12,881

(i)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $8,276 as of September 30, 2003.

(j)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	$206,100	$3,566	$1,323
Call—OTC 7-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.500%**
Exp. 01/07/2005	4,400	91	305
Call—OTC 7-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 5.000%**
Exp. 01/07/2005	117,800	2,780	5,753
Call—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 4.000%**
Exp. 10/07/2004	92,500	1,512	1,190
Call—OTC 10-Year Interest Rate Swap Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%**
Exp. 10/07/2004	68,300	1,052	879
Put—OTC 10-Year Interest Rate Swap Counterparty: Goldman Sachs & Co.
Strike @ 6.500%*
Exp. 10/07/2004	92,500	2,643	924
Put—OTC 10-Year Interest Rate Swap Counterparty: Bear Stearns International Ltd.
Strike @ 6.500%*
Exp. 10/07/2004	68,300	2,015	682
Call—OTC 7-Year Interest Rate Swap Counterparty: Wachovia Bank, N.A.
Strike @ 5.500%**
Exp. 01/07/2005	72,100	3,482	5,003

		$17,141	$16,059

*	The Fund will pay a floating rate based on 3-month LIBOR.
**	The Fund will receive a floating rate based on 3-month LIBOR.

(k)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 3.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 7.125% due 09/01/2011
Counterparty: Goldman Sachs & Co. Exp. 03/01/2004	$5,000	$(1,181)
Pay a fixed rate equal to 8.500% and the Fund will receive to the counterparty at par in the event of default of The Williams Cos., Inc. 8.125% due 03/15/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2004	2,500	(500)

22	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$5,000	$8
Receive a fixed rate equal to 0.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	1
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	2
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	5,000	6
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	5,000	0
Receive a fixed rate equal to 0.950% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Hilton Hotels Corp. 3.375% due 04/15/2023.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	(8)
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	20,000	10
Receive a fixed rate equal to 2.000% and the Fund will pay to the counterparty at par in the event of default of Royal Caribbean Cruises Ltd. 0.00% due 05/18/2021.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	0
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	16,000	16
Receive a fixed rate equal to 1.100% and the Fund will pay to the counterparty at par in the event of default of Cemex S.A. de C.V. 12.750% due 07/15/2006.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	$6,000	$48
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	6,000	(2)
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/02/2004	20,000	(10)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	5,000	54
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.350% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: UBS Warburg LLC Exp. 09/02/2004	10,000	10
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	8,000	0
Receive a fixed rate equal to 1.520% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Lehman Brothers, Inc. Exp. 09/02/2004	5,000	75
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of FirstEnergy Corp. 6.450% due 11/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2004	5,000	29
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,000	24
Receive a fixed rate equal to 1.760% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Credit Suisse First Boston Exp. 07/02/2004	$10,000	$41
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	11
Receive a fixed rate equal to 1.820% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	9,000	12
Receive a fixed rate equal to 1.900% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2004	5,000	10
Receive a fixed rate equal to 2.100% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	7,000	10
Receive a fixed rate equal to 2.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	2,000	7
Receive a fixed rate equal to 2.800% and the Fund will pay to the counterparty at par in the event of default of Bombardier, Inc. 6.750% due 05/01/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/02/2005	8,000	132
Receive a fixed rate equal to 3.250% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2013	20,000	375
Receive a fixed rate equal to 3.270% and the Fund will pay to the counterparty at par in the event of default of Russian Federation 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2013	17,000	342
Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	31,800	(56)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	23

Schedule of Investments (Cont.)

High Yield Fund

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 4.500% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: Credit Suisse First Boston Exp. 06/02/2008	$4,950	$18
Receive a fixed rate equal to 5.200% and the Fund will pay to the counterparty at par in the event of default of J.P. Morgan HUDI-BB Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	14,615	(66)
Receive a fixed rate to 6.750% and the Fund will pay to the counterparty at par in the event of default of Xerox Corp. 9.750% due 01/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 12/20/2004	5,000	204
Received a fixed rate equal to 5.450% and the Fund will pay to the counterparty at par in the event of default of Centerpoint Energy Resources Corporation 7.750% due 02/15/2011.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/03/2004	5,500	96

		$(225)

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	238,458	11/2003	$0	$(3,766)	$(3,766)

(m)	Principal amount denoted in indicated currency:

EC—Euro

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $207,086, which is 2.74% of net assets.

24	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 7.1%
Banking & Finance 2.8%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	$1,800	$1,836
Bank of America Corp.
6.625% due 06/15/2004	1,000	1,038
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	3,000	3,010
CIT Group, Inc.
2.610% due 01/31/2005 (a)	48,850	49,652
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,634	1,640
Export-Import Bank Korea
6.500% due 11/15/2006	6,700	7,501
7.100% due 03/15/2007	6,700	7,519
Ford Motor Credit Co.
1.718% due 07/19/2004 (a)	800	797
6.875% due 02/01/2006	10,000	10,644
7.375% due 10/28/2009	100	107
7.875% due 06/15/2010	1,860	2,019
7.375% due 02/01/2011	580	611
7.250% due 10/25/2011	250	261
Gemstone Investors Ltd.
7.710% due 10/31/2004	36,300	36,028
General Motors Acceptance Corp.
5.750% due 11/10/2003	5,000	5,022
2.088% due 01/20/2004 (a)	41,720	41,755
1.877% due 03/22/2004 (a)	5,000	5,008
1.360% due 04/05/2004 (a)	21,700	21,676
1.914% due 05/04/2004 (a)	3,700	3,704
1.836% due 05/10/2004 (a)	600	600
1.830% due 05/17/2004 (a)	1,300	1,301
7.625% due 06/15/2004	1,000	1,039
6.850% due 06/17/2004	1,000	1,034
1.460% due 07/21/2004 (a)	600	598
1.510% due 07/30/2004 (a)	400	399
4.500% due 07/15/2006	18,700	19,110
6.125% due 02/01/2007	4,000	4,238
6.125% due 08/28/2007	1,500	1,587
7.430% due 12/01/2021	373	373
General Motors Nova Scotia Finance
6.850% due 10/15/2008	20,500	22,082
Household Finance Corp.
7.125% due 09/01/2005	50	55
IMEXA Export Trust
10.625% due 12/31/2005	1,784	1,338
J.P. Morgan Chase & Co.
7.625% due 09/15/2004	100	106
Korea Development Bank
6.625% due 11/21/2003	20,300	20,437
Marsh & McLennan Cos., Inc.
6.625% due 06/15/2004	1,000	1,036
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	17,850	17,920
Middletown Trust
11.750% due 07/15/2010	748	765
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	1,000	1,005
Pemex Finance Ltd.
6.125% due 11/15/2003	1,267	1,273
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	54,400	54,979
Phoenix Quake Wind Ltd.
3.466% due 07/03/2008 (a)	12,900	12,900
4.516% due 07/03/2008 (a)	3,000	2,988
Shopping Center Associates
6.750% due 01/15/2004	11,725	11,898
Spieker Properties, Inc.
6.800% due 05/01/2004	2,000	2,054
State Street Capital Trust II
1.630% due 02/15/2008 (a)	12,000	12,011
Trinom Ltd.
5.060% due 12/18/2004 (a)	$5,700	$5,735

		398,689

Industrials 1.7%
Altria Group, Inc.
7.500% due 04/01/2004	1,430	1,462
7.650% due 07/01/2008	7,500	8,200
Amerada Hess Corp.
5.300% due 08/15/2004	13,700	14,043
Coastal Corp.
6.500% due 05/15/2006	10,000	8,850
DaimlerChrysler North America Holding Corp.
1.450% due 08/16/2004 (a)	1,000	999
Eastman Chemical Co.
6.375% due 01/15/2004	250	253
Enron Corp.
6.500% due 08/01/2002 (b)(k)	13,700	1,170
6.750% due 09/01/2004 (b)	1,545	317
7.625% due 09/10/2004 (b)	2,400	492
8.375% due 05/23/2005 (b)	7,355	1,508
8.000% due 08/15/2005 (b)	8,300	3,154
Federal-Mogul Corp.
7.500% due 07/01/2004 (b)	28,600	4,576
HCA, Inc.
6.910% due 06/15/2005 (a)	2,125	2,245
8.850% due 01/01/2007	1,200	1,359
International Game Technology
7.875% due 05/15/2004	500	518
ITT Corp.
6.750% due 11/15/2005	2,000	2,118
Lenfest Communications, Inc.
8.375% due 11/01/2005	7,900	8,828
MGM Mirage, Inc.
8.500% due 09/15/2010	55	62
Petroleos Mexicanos
9.375% due 12/02/2008	3,000	3,600
9.375% due 12/02/2008	5,500	6,600
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.950% due 06/01/2006	25,000	26,355
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	6,000	5,970
Qwest Corp.
5.650% due 11/01/2004	9,250	9,343
6.125% due 11/15/2005	2,330	2,365
R.J. Reynolds Holdings, Inc.
7.750% due 05/15/2006	990	992
Safeway, Inc.
6.850% due 09/15/2004	4,700	4,920
Sonat, Inc.
7.625% due 07/15/2011	1,340	1,112
SR Wind Ltd.
6.386% due 05/18/2005 (a)	6,000	6,029
6.886% due 05/18/2005 (a)	3,000	3,042
System Energy Resources, Inc.
7.430% due 01/15/2011	1,073	1,116
Time Warner, Inc.
7.975% due 08/15/2004	1,950	2,048
Tyco International Group S.A.
5.875% due 11/01/2004	10,000	10,300
6.375% due 06/15/2005	6,500	6,793
Walt Disney Co.
4.875% due 07/02/2004	9,609	9,842
Waste Management, Inc.
6.500% due 05/15/2004	65,500	67,396
7.000% due 10/01/2004	6,524	6,837
6.875% due 05/15/2009	1,000	1,135
Williams Cos., Inc.
9.250% due 03/15/2004	3,000	3,075
6.250% due 02/01/2006	110	110
7.625% due 07/15/2019	200	187

		240,322

Utilities 2.6%
AT&T Wireless Services, Inc.
6.875% due 04/18/2005	$1,000	$1,073
7.500% due 05/01/2007	12,000	13,670
British Telecom PLC
2.435% due 12/15/2003 (a)	8,900	8,919
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	9,000	9,056
DTE Energy Co.
7.110% due 11/15/2038 (a)	21,000	21,069
El Paso CGP Co.
7.625% due 09/01/2008	1,075	898
Entergy Mississippi, Inc.
4.350% due 04/01/2008	34,480	35,168
France Telecom S.A.
8.450% due 03/01/2006 (a)	62,000	70,194
Jersey Central Power & Light Co.
7.125% due 10/01/2004	500	503
NorAm Energy Corp.
6.375% due 11/01/2003	2,000	2,004
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	46,700	47,284
Progress Energy, Inc.
6.050% due 04/15/2007	11,200	12,195
Public Service Electric & Gas
6.500% due 05/01/2004	1,200	1,235
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,300	3,541
Sprint Capital Corp.
5.700% due 11/15/2003	4,000	4,013
7.900% due 03/15/2005	16,700	18,045
6.000% due 01/15/2007	21,000	22,619
6.125% due 11/15/2008	88,441	95,602
6.875% due 11/15/2028	30	29
Texas Utilities Corp.
6.875% due 08/01/2005	2,000	2,035
United Illuminating Co.
6.000% due 12/15/2003	13,000	13,093

		382,245

Total Corporate Bonds & Notes (Cost $1,019,720)		1,021,256

MUNICIPAL BONDS & NOTES 0.3%
California 0.2%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	29,600	29,707

Connecticut 0.0%
State of Connecticut General Obligation Bonds, Series 1994
5.500% due 03/15/2009	3,215	3,329

Virginia 0.1%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2002
3.000% due 05/15/2005	6,790	6,999

Total Municipal Bonds & Notes (Cost $40,049)		40,035

U.S. GOVERNMENT AGENCIES 0.0%
Small Business Administration
2.750% due 02/25/2014 (a)	366	371

Total U.S. Government Agencies (Cost $365)		371

U.S. TREASURY OBLIGATIONS 4.3%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	3,830	4,215
3.625% due 01/15/2008	104,357	117,124
3.875% due 01/15/2009	404,901	462,663
4.250% due 01/15/2010	10,384	12,191

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	25

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

3.500% due 01/15/2011	$20,709	$23,440

Total U.S. Treasury Obligations (Cost $607,528)		619,633

MORTGAGE-BACKED SECURITIES 48.2%
Collateralized Mortgage Obligations 9.6%
Bank of America Mortgage Securities, Inc.
5.785% due 10/20/2032 (a)	14,250	14,571
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	615	624
6.141% due 01/25/2032 (a)	2,693	2,689
6.003% due 02/25/2032 (a)	1,145	1,143
6.074% due 02/25/2032 (a)	2,396	2,403
5.359% due 10/25/2032 (a)	4,528	4,669
6.037% due 10/25/2032 (a)	374	379
5.377% due 01/25/2033 (a)	31,009	31,383
5.668% due 01/25/2033 (a)	8,500	8,548
5.215% due 03/25/2033 (a)	50,582	52,163
5.467% due 03/25/2033 (a)	66,346	68,129
Cendant Mortgage Corp.
6.750% due 04/25/2031	82	82
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	15	15
Citicorp Mortgage Securities, Inc.
5.332% due 12/01/2019 (a)	75	75
6.750% due 05/25/2028	2,080	2,093
5.750% due 02/25/2033	17,101	17,570
Commercial Trust
6.670% due 12/15/2003 (a)(k)	1,746	1,546
Countrywide Alternative Loan Trust
6.500% due 06/25/2033	103,448	108,187
Countrywide Home Loans, Inc.
4.893% due 09/19/2032 (a)	9,356	9,455
Criimi Mae Financial Corp.
7.000% due 01/01/2033	4,188	4,546
CS First Boston Mortgage Securities Corp.
7.500% due 02/25/2031	7,992	8,034
7.500% due 03/25/2031	3,167	3,227
1.117% due 03/25/2032 (a)	26,244	25,553
2.003% due 03/25/2032 (a)	46,645	46,335
6.181% due 06/25/2032 (a)	12,962	13,367
5.763% due 10/25/2032 (a)	16,064	16,345
6.000% due 01/25/2033	530	534
2.360% due 08/25/2033 (a)	1,564	1,540
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	228
DLJ Mortgage Acceptance Corp.
11.000% due 08/01/2019	294	323
4.890% due 05/25/2024 (a)	291	291
1.610% due 06/25/2026 (a)	2,380	2,387
Drexel Burnham Lambert CMO Trust
1.937% due 05/01/2016 (a)	10	10
Fannie Mae
9.250% due 10/25/2018	22	25
9.500% due 03/25/2020	1,892	2,147
9.500% due 05/25/2020	345	392
9.000% due 03/25/2021	1,146	1,296
9.000% due 04/25/2021	37	42
8.000% due 12/25/2021	774	803
1.725% due 04/25/2022 (a)	63	64
6.000% due 02/25/2029	5,087	5,145
6.000% due 04/25/2030	15,947	16,367
6.500% due 06/01/2031	11,503	12,228
1.520% due 06/25/2032 (a)	804	807
6.500% due 01/01/2033	18,585	19,764
6.000% due 04/01/2033	335	346
5.000% due 04/25/2033	156,348	160,043
First Horizon Asset Securities, Inc.
6.750% due 02/25/2031	786	786
Freddie Mac
8.000% due 07/01/2006	10	11
8.500% due 01/01/2007	$24	$26
9.500% due 07/01/2010	28	30
6.500% due 08/15/2011	3,369	3,501
8.000% due 01/01/2012	58	62
5.000% due 04/15/2016	47,795	49,867
10.000% due 07/15/2019	82	82
10.000% due 05/15/2020	61	61
9.000% due 12/15/2020	759	759
9.500% due 01/15/2021	312	312
8.000% due 04/15/2021	303	303
9.000% due 05/15/2021	42	43
9.500% due 09/01/2021	7	8
8.000% due 04/01/2022	104	113
8.000% due 11/01/2022	71	77
8.500% due 08/01/2024	34	37
8.500% due 11/01/2024	269	292
6.000% due 11/15/2027	15,179	15,279
6.250% due 04/15/2028	1,237	1,267
5.625% due 07/15/2028	2,889	2,922
6.000% due 01/15/2029	80,822	83,055
5.750% due 06/15/2029	4,858	4,930
6.000% due 10/15/2029	2,627	2,639
7.500% due 07/15/2030	4,158	4,413
1.570% due 11/15/2030 (a)	108	109
6.500% due 04/15/2031	3,490	3,666
6.500% due 07/15/2031	11,446	12,521
6.500% due 06/15/2032	7,591	8,245
4.076% due 08/15/2032 (a)	2,473	2,575
6.500% due 07/25/2043 (k)	127,200	135,389
Glendale Federal Savings & Loan
11.000% due 03/01/2010 (k)	9	9
Golden Mortgage Loan Asset-Backed REMIC
7.875% due 02/25/2031 (a)	1,741	1,825
Government National Mortgage Association
1.660% due 12/16/2025 (a)	770	776
GSR Mortgage Loan Trust
6.000% due 03/25/2032	25,952	26,611
6.000% due 07/25/2032	4,423	4,434
Home Savings of America
4.014% due 05/25/2027 (a)	423	421
Imperial Savings Association
8.847% due 07/25/2017 (a)	8	8
8.414% due 02/25/2018	166	166
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (k)	44	47
LB Commercial Conduit Mortgage Trust
6.330% due 02/18/2030	3	3
MASTR Asset Securitization Trust
5.500% due 09/25/2033	63,794	64,731
Mellon Residential Funding Corp.
3.977% due 07/25/2029 (a)	5,249	5,279
Morgan Stanley Capital I
7.430% due 11/15/2028	5	5
Morgan Stanley Dean Witter Capital I, Inc.
7.460% due 02/15/2020	2,537	2,537
Mortgage Capital Funding, Inc.
6.325% due 06/18/2030	7,721	8,118
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,277	1,278
6.297% due 11/10/2030	1,892	1,905
Norwest Asset Securities Corp.
6.500% due 01/25/2029	1,414	1,414
PNC Mortgage Securities Corp.
7.340% due 05/25/2040 (a)	9	9
Prudential Home Mortgage Securities
7.500% due 09/25/2007	219	226
7.000% due 01/25/2008	4,256	4,252
6.750% due 11/25/2008	2,445	2,443
Prudential-Bache Trust
8.400% due 03/20/2021	1,185	1,220
Resecuritization Mortgage Trust
1.350% due 04/26/2021 (a)	992	988
6.500% due 04/19/2029	$8,668	$8,745
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	39	40
1.350% due 06/25/2031	47	47
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2025	244	243
7.000% due 10/25/2027 (a)	667	667
6.250% due 11/25/2028	2,401	2,400
5.656% due 09/25/2032 (a)	7,447	7,560
Resolution Trust Corp.
6.558% due 05/25/2029 (a)	965	964
Ryland Acceptance Corp.
11.500% due 12/25/2016	4	4
Salomon Brothers Mortgage Securities VII, Inc.
6.103% due 03/25/2024 (a)	277	276
6.113% due 10/25/2024 (a)	39	39
8.000% due 09/25/2030	172	180
Sears Mortgage Securities
12.000% due 02/25/2014	26	26
Sequoia Mortgage Trust
1.410% due 08/20/2032 (a)	30,456	30,628
SLH Mortgage Trust
9.600% due 03/25/2021	184	184
Structured Asset Mortgage Investments, Inc.
6.872% due 06/25/2028 (a)	210	215
6.503% due 06/25/2029 (a)	5,106	5,135
9.342% due 06/25/2029 (a)	2,901	3,080
1.440% due 09/19/2032 (a)	58,406	58,184
Structured Asset Securities Corp.
6.750% due 07/25/2029	2,768	2,773
1.560% due 05/25/2031 (a)	296	296
1.670% due 05/25/2031 (a)	1,922	1,927
6.250% due 01/25/2032	5,504	5,662
6.150% due 07/25/2032 (a)	5,330	5,426
1.400% due 01/25/2033 (a)	9,529	9,512
Torrens Trust
1.370% due 07/15/2031 (a)	3,173	3,178
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	2,709	2,715
Vendee Mortgage Trust
6.500% due 05/15/2029	37,208	40,354
Washington Mutual Mortgage Securities Corp.
6.209% due 07/25/2032 (a)	9,625	9,791
5.140% due 02/25/2033 (a)	16,445	16,990
5.462% due 02/25/2033 (a)	4,565	4,690
3.363% due 02/27/2034 (a)	35,581	36,020
Wells Fargo Mortgage-Backed Securities Trust
6.029% due 01/25/2032 (a)	423	423
5.093% due 09/25/2032 (a)	3,835	3,873

		1,392,245

Fannie Mae 28.5%
2.849% due 10/01/2030 - 11/01/2039 (a)(c)	6,025	6,117
3.196% due 01/01/2021 (a)	112	114
3.370% due 06/01/2017 (a)	43	43
3.380% due 08/01/2017-07/01/2018 (a)(c)	46	47
3.611% due 11/01/2017 (a)	166	168
3.726% due 07/01/2017 (a)	161	165
3.748% due 11/01/2017 (a)	93	94
3.878% due 11/01/2018 (a)	17	17
4.000% due 07/01/2017 (a)	130	132
4.114% due 04/01/2024 (a)	643	667
4.160% due 10/01/2024 (a)	787	799
4.262% due 01/01/2024 (a)	32	32
4.346% due 07/25/2017 (a)	1,239	1,315
4.356% due 02/01/2028 (a)	1,102	1,132
4.481% due 01/01/2024 (a)	444	454
4.500% due 10/20/2018	20,000	20,169
4.649% due 12/01/2017 (a)	60	60
4.676% due 04/01/2018 (a)	3,414	3,514
4.886% due!07/01/2023 (a)	106	106

26	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.000% due 12/01/2013 - 10/20/2018 (c)	$1,546,714	$1,586,096
5.003% due 12/01/2023 (a)	113	114
5.500% due 10/01/2008 - 12/01/2018 (c)	765,837	793,199
6.000% due 04/01/2011 - 10/15/2033 (c)	1,547,935	1,605,240
6.285% due 08/01/2029 (a)	4,339	4,491
6.500% due 09/01/2005 - 02/01/2033 (c)	30,037	31,317
7.000% due 12/01/2006 - 07/01/2012 (c)	44,894	47,657
8.000% due 02/01/2027 - 11/01/2031 (c)	21,940	23,704
8.500% due 03/01/2008 - 04/01/2025 (c)	793	863
9.000% due 01/01/2025	1	1
9.500% due 07/01/2024 - 11/01/2025 (c)	1,071	1,193
10.000% due 02/01/2004 - 01/01/2025 (c)	262	290
10.500% due 06/01/2005 - 12/01/2024 (c)	33	35
11.000% due 11/01/2020	16	18
11.250% due 10/01/2015	14	16
11.500% due 12/01/2008 - 02/01/2020 (c)	20	23
11.750% due 02/01/2016	31	36
12.000% due 01/01/2015	3	4
13.000% due 07/01/2015	4	5
13.250% due 09/01/2011	7	9
15.500% due 10/01/2012 - 12/01/2012 (c)	2	2
15.750% due 12/01/2011	12	14
16.000% due 09/01/2012 - 12/01/2012 (c)	6	6

		4,129,478

Federal Housing Administration 0.2%
6.950% due 04/01/2014	1,770	1,777
7.421% due 11/01/2019	163	163
7.430% due 10/01/2019 - 11/01/2025 (c)	23,929	23,902

		25,842

Freddie Mac 9.1%
2.875% due 03/01/2017 (a)	102	103
3.625% due 01/01/2017 (a)	16	16
4.283% due 06/01/2024 (a)	230	238
4.334% due 11/01/2022 (a)	745	768
4.365% due 11/01/2023 (a)	167	172
4.385% due 10/01/2023 (a)	432	447
4.396% due 03/01/2024 (a)	29	30
4.461% due 01/01/2024 (a)	618	640
4.513% due 07/01/2018 (a)	124	129
4.547% due 09/01/2023 (a)	78	81
4.563% due 12/01/2022 (a)	230	238
4.621% due 01/01/2024 (a)	310	321
5.000% due 10/20/2018	52,000	53,251
5.628% due 02/01/2020 (a)	1,028	1,065
6.000% due 09/01/2006 - 10/15/2033 (c)	1,208,945	1,250,133
6.922% due 10/01/2027 (a)	240	249
7.500% due 09/01/2006	12	13
8.000% due 03/01/2007 - 12/01/2024 (c)	936	1,016
8.250% due 10/01/2007 - 01/01/2009 (c)	29	31
8.500% due 07/01/2005 - 11/01/2025 (c)	2,929	3,187
9.000% due 07/01/2004 - 08/01/2022 (c)	921	1,028
9.500% due 12/01/2004 - 02/01/2025 (c)	91	101
9.750% due 11/01/2008	$201	$219
10.000% due 03/01/2016 - 10/01/2019 (c)	35	40
10.500% due 10/01/2010 - 02/01/2016 (c)	10	10
10.750% due 09/01/2009 - 08/01/2011 (c)	120	134
11.500% due 10/01/2015 - 01/01/2016 (c)	18	20
11.750% due 11/01/2010 - 08/01/2015 (c)	3	4
12.000% due 09/01/2013	1	1
14.000% due 09/01/2012 - 04/01/2016 (c)	6	7
14.500% due 12/01/2010	1	2
15.000% due 08/01/2011 - 12/01/2011 (c)	2	3

		1,313,697

Government National Mortgage Association 0.8%
4.000% due 01/20/2032 - 02/20/2032 (a)(c)	38,289	38,762
4.375% due 03/20/2017 - 06/20/2027 (a)(c)	20,654	21,134
4.500% due 05/20/2030 (a)	111	112
5.000% due 07/20/2030 (a)	125	127
5.375% due 04/20/2016 - 05/20/2027 (a)(c)	7,606	7,797
5.625% due 10/20/2023 - 12/20/2027 (a)(c)	13,144	13,676
5.750% due 08/20/2022 - 07/20/2027 (a)(c)	16,752	17,128
6.500% due 10/15/2023 - 10/15/2032 (c)	691	727
7.000% due 03/15/2011 - 10/15/2011 (c)	54	57
7.500% due 03/15/2022 - 11/15/2026 (c)	1,346	1,453
8.000% due 11/15/2006 - 12/15/2024 (c)	8,783	9,605
8.500% due 12/15/2021	12	13
9.000% due 06/20/2016 - 12/15/2030 (c)	2,809	3,053
9.500% due 10/15/2016 - 06/15/2025 (c)	38	42
9.750% due 08/15/2017 - 10/15/2017 (c)	119	134
10.000% due 10/15/2013 - 11/15/2025 (c)	23	25
10.500% due 11/15/2019 - 02/15/2021 (c)	7	7
11.000% due 09/15/2010	2	3
11.500% due 08/15/2018	16	18
11.750% due 08/15/2013 - 08/15/2015 (c)	34	40
12.000% due 06/20/2015	3	4
13.000% due 10/15/2013	5	6
13.500% due 05/15/2011 - 11/15/2012 (c)	18	21
16.000% due 12/15/2011 - 02/15/2012 (c)	18	22

		113,966

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	3,829	58
6.500% due 03/25/2009	919	97
6.500% due 03/25/2023	721	22
256.000% due 11/01/2008	6	22
Freddie Mac (IO)
4.000% due 01/15/2024	10,921	1,043
6.500% due 04/15/2022	257	3
7.000% due 05/15/2023	55	1
Merrill Lynch Mortgage Investors, Inc. (IO)
6.700% due 07/25/2004	$23,800	$1,081

		2,327

Total Mortgage-Backed Securities (Cost $6,922,018)		6,977,555

ASSET-BACKED SECURITIES 2.0%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	7,957	7,962
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	5,396	5,423
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,000	5,062
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	19	19
1.410% due 07/15/2030 (a)	26	26
1.430% due 05/25/2032 (a)	5,130	5,139
1.380% due 08/25/2032 (a)	15,883	15,865
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)	2,047	2,047
1.410% due 07/25/2032 (a)	34,446	34,404
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	89	89
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)	62,819	62,969
Capital Asset Research Funding LP
6.400% due 12/15/2004	26	26
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	30,232	30,239
Community Program Loan Trust
4.500% due 10/01/2018	11,193	11,362
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	5,029	5,029
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	4,720	4,718
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	65	65
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	2,800	1,120
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	96	96
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	34,827	34,797
Green Tree Financial Corp.
7.400% due 06/15/2027	6,355	6,678
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	8,143	8,156
IMC Home Equity Loan Trust
1.325% due 10/20/2027 (a)	946	947
Irwin Home Equity Loan Trust
1.400% due 06/25/2029 (a)	7,566	7,559
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	40	40
Morgan Stanley Dean Witter Capital I, Inc.
1.440% due 07/25/2032 (a)	8,765	8,762
Ocwen Mortgage Loan Asset-Backed Certificates
1.430% due 10/25/2029 (a)	83	83
Option One Mortgage Loan Trust
1.400% due 09/25/2030 (a)	5	5
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	8,903	8,918
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	13,512	13,636
Whole Auto Loan Trust
1.880% due 06/15/2005	3,832	3,841
WMC Mortgage Loan
1.450% due 05/15/2030 (a)	1,653	1,654

Total Asset-Backed Securities (Cost $287,056)		286,944

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	27

Schedule of Investments (Cont.)

Low Duration Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

SOVEREIGN ISSUES 0.5%
Republic of Brazil
2.125% due 04/15/2006 (a)	$57,936	$56,632
2.187% due 04/15/2009 (a)	1,976	1,777
11.000% due 01/11/2012	3,000	3,090
8.000% due 04/15/2014	7,696	7,071
Republic of Panama
8.250% due 04/22/2008	5,500	6,105

Total Sovereign Issues (Cost $70,287)		74,675

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
6.250% due 05/25/2040 Strike @ 100.000 Exp. 04/01/2005	300	0

Total Purchased Put Options (Cost $0)		0

PREFERRED STOCK 0.0%
	Shares
Home Ownership Funding
8.125% due 12/31/2049	3,000	1,609
Rhone-Poulenc S.A.
13.331% due 12/31/2049	13,000	330

Total Preferred Stock (Cost $3,213)		1,939

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 45.4%
Certificates of Deposit 2.1%
Wells Fargo Financial, Inc.
1.070% due 10/06/2003	$300,000	300,000

Commercial Paper 42.5%
Anz, Inc.
1.060% due 10/02/2003	86,700	86,698
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	3,100	3,096
Danske Corp.
1.070% due 12/05/2003	400	399
E.I. du Pont de Nemours & Co.
1.010% due 10/14/2003	39,422	39,408
Fannie Mae
1.010% due 10/01/2003	355,600	355,600
1.050% due 10/01/2003	181,700	181,700
1.010% due 10/08/2003	80,800	80,784
1.140% due 10/15/2003	200,000	199,911
1.025% due 10/22/2003	2,400	2,399
1.030% due 10/22/2003	219,100	218,968
1.060% due 10/22/2003	208	208
1.045% due 10/29/2003	43,900	43,864
1.010% due 11/05/2003	100,700	100,603
1.070% due 11/12/2003	5,859	5,852
1.010% due 11/13/2003	37,200	37,155
1.010% due 11/18/2003	160,300	160,089
1.020% due 11/19/2003	176,700	176,455
1.055% due 11/19/2003	3,900	3,894
1.060% due 11/19/2003	207,764	207,464
1.075% due 11/26/2003	700	699
1.080% due 12/03/2003	200,000	199,622
1.045% due 12/10/2003	163,795	163,449
1.050% due 12/10/2003	234,588	234,093
1.055% due 12/10/2003	94,000	93,802
1.110% due 12/11/2003	300,000	299,358
1.060% due 12/15/2003	30,000	29,932
1.010% due 12/17/2003	$2,300	$2,295
1.050% due 12/17/2003	120,000	119,722
1.080% due 02/23/2004	100,000	99,557
1.137% due 03/03/2004	269,532	268,263
1.085% due 03/10/2004	148,300	147,569
1.090% due 03/10/2004	9,250	9,204
1.085% due 03/24/2004	200,000	198,926
Federal Home Loan Bank
1.001% due 10/01/2003	196,800	196,800
1.010% due 10/08/2003	40,700	40,692
1.010% due 10/10/2003	60,000	59,985
1.010% due 10/15/2003	160,000	159,938
1.014% due 10/22/2003	200,000	199,882
1.020% due 10/22/2003	1,100	1,099
1.029% due 10/24/2003	146,900	146,803
1.154% due 11/05/2003	200,000	199,776
1.040% due 11/07/2003	44,225	44,178
1.095% due 03/10/2004	88,000	87,566
1.074% due 03/24/2004	100,000	99,463
Freddie Mac
1.135% due 10/30/2003	300,000	299,726
General Electric Capital Corp.
1.030% due 10/20/2003	19,800	19,789
1.020% due 12/16/2003	82,400	82,211
1.020% due 12/17/2003	122,400	122,116
HBOS Treasury Services PLC
1.030% due 10/14/2003	6,811	6,808
1.030% due 10/21/2003	3,100	3,098
1.060% due 11/10/2003	1,600	1,598
1.080% due 11/20/2003	9,791	9,776
1.070% due 12/02/2003	31,000	30,942
1.070% due 12/09/2003	100,000	99,793
1.070% due 12/12/2003	73,100	72,941
1.070% due 12/15/2003	96,500	96,282
Shell Finance (UK) PLC
1.020% due 10/07/2003	24,700	24,696
1.060% due 12/11/2003	693	692
Shell Finance BV
1.020% due 10/01/2003	40,200	40,200
1.020% due 10/02/2003	36,650	36,649
UBS Finance, Inc.
1.020% due 10/07/2003	122,300	122,279
1.025% due 10/09/2003	14,700	14,697
Westpac Capital Corp.
1.020% due 11/10/2003	41,000	40,954
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,900	5,899
1.080% due 12/05/2003	6,000	5,988
1.090% due 12/19/2003	600	599

		6,144,953

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 3.875 due 02/15/2005 valued at $76,504. Repurchase proceeds are $75,002.)	75,000	75,000

U.S. Treasury Bills 0.3%
1.010% due 12/04/2003-12/18/2003 (c)(d)(e)	50,765	50,652

Total Short-Term Instruments (Cost $6,570,741)		6,570,605

Total Investments 107.8% (Cost $15,520,977)		$15,593,013
Written Options (g) (0.0%) (Premiums $5,984)		(716)
Other Assets and Liabilities (Net) (7.8%)		$(1,129,102)

Net Assets 100.0%		$14,463,195

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d)	Securities with an aggregate market value of $48,181 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar June Futures
(06/2004)—Long	4,280	$3,088
Eurodollar September Futures
(09/2004)—Long	623	1,121
Eurodollar December Futures
(12/2004)—Long	4,912	3,862
Eurodollar March Futures
(03/2005)—Long	4,448	3,320
Eurodollar September Futures
(09/2005)—Long	4,033	2,545
United Kingdom 90-Day LIBOR Futures
(12/2003)—Long	312	(360)
United Kingdom 90-Day LIBOR Futures
(03/2004)—Long	438	23
United Kingdom 90-Day LIBOR Futures
(06/2004)—Long	491	101
United Kingdom 90-Day LIBOR Futures
(09/2004)—Long	275	(293)
United Kingdom 90-Day LIBOR Futures
(12/2004)—Long	290	(297)
U.S. Treasury 2-Year Note
(12/2003)—Long	1,503	2,571
U.S. Treasury 5-Year Note
(12/2003)—Long	604	1,106

		$16,788

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $998 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	5,000	$2,997	$31

28	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/17/2003	$129,300	$1,319	$632
Put—OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%* Exp. 12/17/2003	129,300	1,668	53

		$2,987	$685

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	14,300	$(152)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		50,000	(483)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		75,000	(749)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2032		95,800	(1,050)
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032	EC	148,500	741
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		$5,000	(3)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		16,400	45
Receive a fixed rate equal to 0.810% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004		50,000	193
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004		$30,000	$124
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005		4,500	22
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004		7,150	26

			$(1,286)

(i)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	BP	7,674	10/2003	$0	$(590)	$(590)
Buy	EC	1,587,643	10/2003	0	(4)	(4)

				$0	$(594)	$(594)

(j)	Principal amount denoted in indicated currency:

BP—British Pound
EC—Euro

(k)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $138,161, which is 0.96% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	29

Schedule of Investments

Real Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 8.1%
Banking & Finance 6.4%
Allstate Financial Global Funding
7.125% due 09/26/2005	$5,000	$5,528
Atlas Reinsurance II PLC
3.653% due 01/07/2005 (a)	1,250	1,256
Atlas Reinsurance PLC
8.510% due 04/07/2005 (a)	3,750	3,750
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	500	500
1.676% due 09/21/2004 (a)	1,000	1,004
CIT Group, Inc.
2.360% due 01/09/2004 (a)	600	602
5.625% due 05/17/2004	1,000	1,026
Concentric Ltd.
4.360% due 07/28/2004	1,500	1,499
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	10,000	11,019
Export-Import Bank of Korea
6.500% due 11/15/2006	2,500	2,799
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	3,000	2,999
1.740% due 01/26/2004 (a)	8,200	8,198
1.946% due 03/08/2004 (a)	13,500	13,511
1.602% due 04/26/2004 (a)	2,000	1,996
6.700% due 07/16/2004	14,402	14,899
3.227% due 10/25/2004 (a)	28,480	28,743
1.550% due 06/30/2005 (a)	3,100	3,046
1.808% due 07/18/2005 (a)	47,750	46,924
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)	2,400	2,402
1.360% due 04/05/2004 (a)	700	699
1.914% due 05/04/2004 (a)	19,600	19,622
2.105% due 05/17/2004 (a)	3,600	3,602
1.390% due 05/28/2004 (a)	2,000	1,995
1.718% due 07/21/2004 (a)	50,400	50,267
Goldman Sachs Group
1.825% due 12/01/2004 (a)	1,600	1,606
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	2,500	2,622
MBNA America Bank
7.125% due 11/15/2012	5,000	5,745
Merrill Lynch & Co., Inc.
1.640% due 05/21/2004 (a)	2,100	2,104
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)	1,500	1,506
Parametric Re Ltd.
3.300% due 11/19/2007 (a)	11,500	10,999
5.540% due 05/19/2008 (a)	1,500	1,528
Pemex Finance Ltd.
6.125% due 11/15/2003	33	33
Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	23,760
8.625% due 02/01/2022	6,900	7,728
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	50,550	50,548
3.515% due 07/03/2008 (a)	7,000	7,000
4.565% due 07/03/2008 (a)	21,250	21,166
Pioneer 2002 Ltd
8.758% due 06/15/2006	5,000	5,088
Premium Asset Trust
1.465% due 11/27/2004 (a)	5,000	5,014
Prudential Funding Corp.
6.375% due 07/23/2006	7,000	7,771
Redwood Capital II Ltd.
4.380% due 01/01/2004 (a)	33,700	33,698
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	4,500	4,527
6.325% due 06/01/2005 (a)	15,900	15,940
6.230% due 06/08/2006 (a)	20,100	20,125
Studio RE Ltd.
6.500% due 07/07/2006 (a)	28,750	28,894
Travelers Property Casualty Corp.
3.750% due 03/15/2008	$7,000	$7,131
Trinom Ltd.
5.060% due 12/18/2004 (a)	3,700	3,723
Wachovia Bank North America
1.660% due 02/20/2004 (a)	2,250	2,253
Wachovia Corp.
7.550% due 08/18/2005	12,500	13,842
Washington Mutual Bank
1.450% due 05/14/2004 (a)	1,700	1,703
1.705% due 05/17/2004 (a)	17,900	17,933

		531,873

Industrials 0.7%
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	5,000	4,994
7.750% due 06/15/2005	1,087	1,185
Fred Meyer, Inc.
7.375% due 03/01/2005	2,000	2,145
Petroleos Mexicanos
9.500% due 09/15/2027	14,850	18,043
SR Wind Ltd.
6.386% due 05/18/2005 (a)	2,000	2,010
6.886% due 05/18/2005 (a)	1,600	1,622
Walt Disney Co.
4.500% due 09/15/2004	15,000	15,443
Waste Management, Inc.
6.375% due 11/15/2012	1,000	1,108
7.100% due 08/01/2026	2,000	2,195
Weyerhaeuser Co.
5.500% due 03/15/2005	5,460	5,736
6.125% due 03/15/2007	3,085	3,389

		57,870

Utilities 1.0%
AT&T Corp.
7.800% due 11/15/2011	500	579
8.000% due 11/15/2031	245	291
British Telecom PLC
2.553% due 12/15/2003 (a)	6,200	6,213
7.875% due 12/15/2005	10,750	12,024
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	15,375	15,471
6.860% due 10/01/2008	7,000	7,749
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	4,900	4,915
Indianapolis Power & Light
6.300% due 07/01/2013	500	514
Progress Energy, Inc.
6.750% due 03/01/2006	32,150	35,304

		83,060

Total Corporate Bonds & Notes (Cost $659,819)		672,803

MUNICIPAL BONDS & NOTES 0.6%
Arizona 0.0%
Salt River Project Arizona Agriculture Improvement & Power District Revenue Bonds, Series 2002
5.000% due 01/01/2031	4,000	4,065

California 0.3%
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	25,000	21,695
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	5,000	4,914

		26,609

Florida 0.0%
Florida State Board of Education General Obligation Bonds, Series 2002
5.000% due 06/01/2032	3,000	3,043

Massachusetts 0.1%
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	$5,000	$5,046

New Jersey 0.1%
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	6,000	5,402

New York 0.1%
New York State Triborough Bridge & Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	5,000	5,040

Total Municipal Bonds & Notes (Cost $51,785)		49,205

U.S. GOVERNMENT AGENCIES 0.1%
Fannie Mae
5.250% due 03/22/2007	2,500	2,550
Housing Urban Development
5.530% due 08/01/2020	6,000	6,257

Total U.S. Government Agencies (Cost $8,565)		8,807

U.S. TREASURY OBLIGATIONS 110.9%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (b)	1,576,961	1,735,151
3.625% due 01/15/2008	982,251	1,102,424
3.875% due 01/15/2009 (c)	1,578,989	1,804,243
4.250% due 01/15/2010	513,904	603,355
3.500% due 01/15/2011 (c)	492,382	557,316
3.375% due 01/15/2012 (c)	200,414	225,592
3.000% due 07/15/2012	685,593	751,154
1.875% due 07/15/2013	35,245	35,068
3.625% due 04/15/2028 (c)	907,625	1,093,972
3.875% due 04/15/2029	872,787	1,099,575
3.375% due 04/15/2032	173,326	207,856

Total U.S. Treasury Obligations (Cost $8,814,657)		9,215,706

MORTGAGE-BACKED SECURITIES 0.8%
Collateralized Mortgage Obligations 0.3%
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	1,538	1,560
Fannie Mae
1.510% due 11/25/2032 (a)	7,508	7,519
Freddie Mac
6.500% due 01/25/2028	100	106
7.000% due 10/15/2030	1,912	2,013
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	800	802
Residential Asset Securitization Trust
6.860% due 08/25/2029	3,662	3,667
Washington Mutual Mortgage Securities Corp.
3.363% due 02/27/2034 (a)	9,552	9,670

		25,337

Federal Housing Administration 0.0%
7.430% due 12/01/2020	113	113

Government National Mortgage Association 0.5%
6.500% due 05/15/2028 - 03/15/2033 (d)	41,536	43,660

		43,660

Total Mortgage-Backed Securities (Cost $68,743)		69,110

30	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

ASSET-BACKED SECURITIES 0.4%
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		$64	$64
American Residential Eagle Trust
1.375% due 07/25/2029 (a)		1,037	1,038
Asset-Backed Securities Corp. Home Equity Loan Trust
1.470% due 06/21/2029 (a)		373	374
Bear Stearns Asset-Backed Securities, Inc.
1.570% due 07/25/2033 (a)		1,815	1,819
Citifinancial Mortgage Securities, Inc.
1.410% due 01/25/2033 (a)		18,001	18,031
Conseco Finance Corp.
7.890% due 07/15/2018		6	6
8.170% due 12/15/2025		1,772	1,842
Conseco Finance Home Loan Trust
8.880% due 06/15/2024		714	730
EQCC Home Equity Loan Trust
1.579% due 03/20/2029 (a)		77	77
Home Equity Asset Trust
1.530% due 03/25/2033 (a)		11,173	11,193

Total Asset-Backed Securities (Cost $35,049)			35,174

SOVEREIGN ISSUES 0.7%
Republic of Brazil
2.125% due 04/15/2006 (a)		7,344	7,179
2.187% due 04/15/2009 (a)		4,306	3,870
11.000% due 01/11/2012		1,600	1,648
8.000% due 04/15/2014		23,520	21,610
11.000% due 08/17/2040		5,300	5,008
United Mexican States
6.375% due 01/16/2013		20,700	21,890
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		718	10
0.000% due 06/30/2005 (a)		718	3

Total Sovereign Issues (Cost $59,799)			61,218

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 1.4%
Caisse D’amort Dette Soc
3.800% due 07/25/2006 (e)	EC	5,333	6,678
Commonwealth of Canada
4.250% due 12/01/2021 (e)	C	$2,472	2,152
4.000% due 12/01/2031 (e)		7,866	6,872
3.000% due 12/01/2036 (e)		13,000	9,557
Commonwealth of New Zealand
4.500% due 02/15/2016 (e)	N$	36,700	27,237
Republic of France
3.000% due 07/25/2012 (e)	EC	34,582	43,728
Tyco International Group S.A.
4.375% due 11/19/2004		14,000	16,345

Total Foreign Currency-Denominated Issues (Cost $88,997)			112,569

SHORT-TERM INSTRUMENTS 2.2%
Commercial Paper 0.3%
HBOS Treasury Services PLC
1.065% due 12/23/2003		1,200	1,197
1.105% due 01/23/2004		13,000	12,955
Royal Bank of Scotland PLC
1.055% due 12/16/2003		4,000	3,991
1.085% due 01/20/2004		5,000	4,983

			23,126

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003		13,805	13,805

(Dated 09/30/2003. Collateralized by Fannie Mae 1.500% due 08/15/2005 valued at $14,084. Repurchase proceeds are $13,805.)
U.S. Treasury Bills 1.7%
4.250% due 08/15/2013 (b)(d)(h)		$40,825	$143,273

Total Short-Term Instruments (Cost $179,236)			180,204

Total Investments 125.2% (Cost $9,966,650)			$10,404,796
Written Options (f) (0.0%) (Premiums $1,427)			(636)
Other Assets and Liabilities (Net) (25.2%)			(2,092,240)

Net Assets 100.0%			$8,311,920

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities with an aggregate market value of $22,424 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euro-Bund 10-Year Note
(12/2003)—Long	250	$884
U.S. Treasury 10-Year Note
(12/2003)—Long	4,267	23,653
U.S. Treasury 10-Year Bond
(12/2003)—Short	46	(201)
U.S. Treasury 30-Year Note
(12/2003)—Short	259	(1,851)

		$22,485

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $2,185,097 and $2,203,253, respectively, as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Principal amount of security is adjusted for inflation.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10-Year Interest Rate Swap Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%** Exp. 03/03/2004	$65,000	$1,427	$636

**	The Fund will receive a floating rate based on 3-month LIBOR.

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	250,000	$(1,295)
Receive a fixed rate equal to 0.200% and the Fund will pay to the counterparty at par in the event of default of Federal National Mortgage Association 5.375% due 11/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/03/2005		$80,000	(21)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008		30,000	1,040
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005		10,000	(957)

			$(1,233)

(h)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $3,993 as of September 30, 2003.

(k)	Principal amount denoted in indicated currency:

BP—British Pound
C$—Canadian Dollar
EC—Euro
N$—New Zealand Dollar

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.250	08/15/2007	$127,800	$131,998	$130,014
U.S. Treasury Note	3.125	09/15/2008	177,200	179,720	178,613
U.S. Treasury Note	5.750	08/15/2010	100,000	114,520	111,740
U.S. Treasury Note	4.000	11/15/2012	37,100	37,552	36,512
U.S. Treasury Note	4.250	08/15/2013	351,600	360,541	351,760

				$824,331	$808,639

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	C$	25,521	10/2003	$0	$(320)	$(320)
Sell	EC	44,758	11/2003	0	(707)	(707)
Sell	N$	46,628	10/2003	1	(1,209)	(1,208)
Sell		46,628	11/2003	0	(21)	(21)
Buy		46,628	10/2003	29	0	29

				$30	$(2,257)	$(2,227)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	31

Schedule of Investments

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 16.1%
Banking & Finance 6.6%
Banco Nacional Obra Services
9.625% due 11/15/2003	$3,900	$3,939
Bankunited FSB
5.400% due 02/02/2004	4,000	4,058
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	4,200	4,200
1.417% due 09/21/2004 (a)	900	904
1.655% due 07/15/2005 (a)	4,801	4,840
1.355% due 09/16/2005 (a)	5,000	4,998
CIT Group, Inc.
2.360% due 01/09/2004	5,250	5,267
5.500% due 02/15/2004	5,200	5,279
2.618% due 07/30/2004 (a)	15,200	15,348
7.125% due 10/15/2004	9,701	10,252
Credit Suisse First Boston
5.250% due 10/27/2005 (a)	2,600	2,739
Deutsche Telekom International Finance BV
7.750% due 06/15/2005	34,910	38,467
Duke Capital Corp.
7.250% due 10/01/2004	2,366	2,472
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	11,092	11,102
1.360% due 04/26/2004 (a)	17,400	17,362
1.460% due 07/19/2004 (a)	6,700	6,677
7.500% due 03/15/2005	25,000	26,535
7.750% due 03/15/2005	7,440	7,918
Gemstone Investors Ltd.
7.710% due 10/31/2004	3,850	3,821
General Motors Acceptance Corp.
1.590% due 11/07/2003 (a)	10,000	10,000
2.049% due 01/20/2004 (a)	14,040	14,052
1.914% due 05/04/2004 (a)	19,598	19,620
HBOS Treasury Services PLC
1.150% due 07/29/2005 (a)	1,500	1,500
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	3,300	3,335
Popular North America, Inc.
6.625% due 01/15/2004	14,807	15,024
Security Capital Group, Inc.
7.750% due 11/15/2003	7,695	7,751
US Bank National Association
1.230% due 11/14/2003 (a)	31,020	31,022
USAA Capital Corp.
7.050% due 11/08/2006	445	515
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	17,510	17,520
Westpac Trust Securities NZ Ltd.
1.210% due 01/29/2004 (a)	5,000	5,000

		301,517

Industrials 5.4%
Air Canada
1.975% due 07/31/2005 (a)(b)	909	373
Allied Waste North America, Inc.
7.375% due 01/01/2004	5,880	5,953
Cox Communications, Inc.
7.170% due 10/01/2003	5,043	5,043
DaimlerChrysler North America Holding Corp.
4.750% due 01/15/2004	20	20
1.450% due 08/16/2004 (a)	36,208	36,164
Fort James Corp.
6.625% due 09/15/2004	3,840	3,955
Georgia-Pacific Corp.
6.700% due 11/15/2003	2,000	2,010
Hilton Hotels Corp.
7.000% due 07/15/2004	8,676	8,947
International Game Technology
7.875% due 05/15/2004	11,799	12,224
ITT Corp.
6.750% due 11/15/2003	3,500	3,513
Jones Intercable, Inc.
8.875% due 04/01/2007	$10,360	$11,117
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	7,170	7,147
MGM Mirage, Inc.
6.950% due 02/01/2005	4,707	4,943
Mirage Resorts, Inc.
6.625% due 02/01/2005	290	303
7.250% due 10/15/2006	1,500	1,609
News America Holdings
7.430% due 10/01/2026	18,500	21,725
Norfolk Southern Corp.
7.050% due 05/01/2037	20,975	23,915
PanAmSat Corp.
6.125% due 01/15/2005	11,920	12,188
Petroleos Mexicanos
6.500% due 02/01/2005	5,250	5,528
Pioneer National Resources Co.
8.875% due 04/15/2005	3,811	4,126
Qwest Capital Funding, Inc.
5.875% due 08/03/2004	4,900	4,876
Raytheon Co.
5.700% due 11/01/2003	16,848	16,884
Safeway, Inc.
6.050% due 11/15/2003	12,210	12,259
Time Warner, Inc.
7.975% due 08/15/2004	13,737	14,428
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	2,200	2,241
United Airlines, Inc.
1.360% due 03/02/2004 (a)	9,311	7,309
Waste Management, Inc.
6.375% due 12/01/2003	12,165	12,250
7.000% due 10/01/2004	500	524
Xerox Capital Europe PLC
5.875% due 05/15/2004	5,000	5,050
Xerox Corp.
5.500% due 11/15/2003	1,600	1,604

		248,228

Utilities 4.1%
AEP Texas Central Co.
3.000% due 02/15/2005	3,200	3,257
Appalachian Power Co.
4.800% due 06/15/2005	10,330	10,781
British Telecom PLC
2.435% due 12/15/2003 (a)	58,001	58,126
DTE Energy Co.
6.000% due 06/01/2004	8,400	8,634
7.110% due 11/15/2038 (a)	1,500	1,505
Edison International, Inc.
6.875% due 09/15/2004	1,665	1,702
Entergy Gulf States, Inc.
8.250% due 04/01/2004	13,060	13,482
1.960% due 06/18/2007 (a)	7,450	7,472
5.200% due 12/03/2007	1,150	1,183
Niagara Mohawk Power Co.
8.000% due 06/01/2004	50	52
Ohio Edison Co.
4.000% due 05/01/2008	8,335	8,248
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	1,900	1,924
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	5,000	5,001
3.750% due 02/15/2006	4,500	4,582
Potomac Electric Power
6.500% due 09/15/2005	1,500	1,628
Progress Energy, Inc.
6.550% due 03/01/2004	9,591	9,785
PSE&G Energy Holdings, Inc.
9.125% due 02/10/2004	1,580	1,604
Southern California Edison Co.
5.875% due 09/01/2004	6,600	6,782
Sprint Capital Corp.
5.700% due 11/15/2003	$19,655	$19,720
5.875% due 05/01/2004	14,680	14,977
United Telephone Co. of Florida
7.250% due 12/15/2004	2,000	2,119
Vodafone Group PLC
7.625% due 02/15/2005	3,000	3,248
WorldCom, Inc.—WorldCom Group
7.375% due 01/15/2011 (b)	7,600	2,527

		188,339

Total Corporate Bonds & Notes (Cost $732,229)		738,084

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	24,100	24,187

Total Municipal Bonds & Notes (Cost $24,151)		24,187

U.S. GOVERNMENT AGENCIES 0.8%
Federal Home Loan Bank
3.125% due 11/14/2003	500	502
Freddie Mac
4.050% due 06/21/2005	21,300	21,749
4.450% due 07/28/2005	15,000	15,160
4.250% due 03/22/2006	1,400	1,419

Total U.S. Government Agencies (Cost $39,015)		38,830

U.S. TREASURY OBLIGATIONS 4.0%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007 (c)	1,219	1,341
3.625% due 01/15/2008	73,555	82,554
3.875% due 01/15/2009	7,087	8,097
U.S.Treasury Note
1.625% due 09/30/2005	91,900	92,202

Total U.S. Treasury Obligations (Cost $183,713)		184,194

MORTGAGE-BACKED SECURITIES 14.4%
Collateralized Mortgage Obligations 6.6%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	3,880	3,840
Bank of America Mortgage Securities, Inc.
6.341% due 07/25/2032 (a)	4,657	4,767
5.753% due 10/20/2032 (a)	13,478	13,782
Bear Stearns Adjustable Rate Mortgage Trust
6.210% due 01/25/2032 (a)	2,076	2,073
5.351% due 10/25/2032 (a)	1,201	1,239
Countrywide Home Loans
6.500% due 07/25/2013	266	267
6.050% due 04/25/2029	846	850
4.994% due 09/19/2032 (a)	6,427	6,495
Credit-Based Asset Servicing & Securitization LLC
1.450% due 01/25/2032 (a)	497	498
CS First Boston Mortgage Securities Corp.
2.000% due 03/25/2032 (a)	702	698
1.510% due 05/25/2032 (a)	7,440	7,447
1.886% due 08/25/2033 (a)	28,225	27,810
Fannie Mae
6.000% due 02/25/2008	190	196
1.710% due 10/25/2017 (a)	1,363	1,374
8.922% due 06/25/2032 (a)	3,060	3,527
6.500% due 10/25/2042	4,552	4,840
Federal Housing Administration
7.435% due 02/01/2019	350	351
7.350% due 04/01/2019	841	846

32	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

FFCA Secured Lending Corp.
7.850% due 10/18/2017	$1,000	$1,089
First Republic Mortgage Loan Trust
1.430% due 06/25/2030 (a)	2,669	2,673
1.470% due 11/15/2031	2,068	2,070
1.420% due 08/15/2032 (a)	31,248	30,871
Freddie Mac
5.000% due 07/15/2021	1,529	1,530
5.625% due 07/15/2028	2,709	2,740
5.750% due 06/15/2029	3,542	3,595
5.750% due 05/15/2031	7,104	7,168
6.500% due 07/25/2043 (l)	1,100	1,171
Government National Mortgage Association
7.500% due 02/20/2030	1,000	1,083
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (l)	20,949	20,643
Impac CMB Trust
1.400% due 11/25/2031 (a)	1,719	1,722
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031	4,669	4,666
MASTR Asset Securitization Trust
5.500% due 09/25/2033	4,045	4,105
Mellon Residential Funding Corp.
1.600% due 10/20/2029 (a)	10,000	10,024
MLCC Mortgage Investors, Inc.
1.500% due 03/15/2025 (a)	2,293	2,296
PNC Mortgage Securities Corp.
6.500% due 12/25/2028	1,181	1,210
7.500% due 02/25/2031	8	8
Prudential Home Mortgage Securities
6.950% due 11/25/2022	136	136
Residential Funding Mortgage Securities I, Inc.
7.500% due 12/25/2030	150	150
6.500% due 03/25/2032	1,658	1,686
Resolution Trust Corp.
5.101% due 05/25/2029 (a)	207	207
Sequoia Mortgage Trust
1.490% due 10/20/2027 (a)	15,063	15,148
1.450% due 06/20/2032 (a)	818	814
1.460% due 07/20/2033 (a)	15,823	15,732
Small Business Administration
7.540% due 08/10/2009	1,075	1,202
Structured Asset Mortgage Investments, Inc.
1.440% due 09/19/2032 (a)	899	895
Structured Asset Securities Corp.
6.500% due 09/25/2031 (a)	3,040	3,097
6.142% due 02/25/2032 (a)	3,485	3,595
1.610% due 07/25/2032 (a)	8,580	8,606
1.620% due 07/25/2032 (a)	1,696	1,703
6.150% due 07/25/2032 (a)	8,701	8,858
1.400% due 01/25/2033 (a)	18,677	18,644
Vendee Mortgage Trust
6.500% due 05/15/2025 (a)	1,212	1,278
Wachovia Bank Commercial Mortgage Trust
1.310% due 06/15/2013 (a)	13,775	13,727
Washington Mutual Mortgage Securities Corp.
5.780% due 02/25/2031	633	635
5.195% due 10/25/2032 (a)	9,958	10,116
5.450% due 02/25/2033 (a)	7,708	7,920
1.510% due 08/25/2033 (a)	3,607	3,601
6.002% due 10/19/2039 (a)	452	452
6.044% due 10/19/2039 (a)	2,529	2,546
3.859% due 01/25/2041 (a)	654	653
Wells Fargo Mortgage-Backed Securities Trust
6.541% due 10/25/2031 (a)	1,816	1,822
5.933% due 01/25/2032	532	531

		303,318

Fannie Mae 5.7%
3.380% due 05/01/2021 (a)	336	341
3.460% due 02/01/2018 - 04/01/2029 (a)(d)	635	643
3.530% due 01/01/2029 (a)	71	72
3.890% due 05/01/2036 (a)	41,839	42,445
4.000% due 08/01/2029 (a)	$7,133	$7,415
4.230% due 11/01/2025 (a)	75	76
4.274% due 05/01/2036 (a)	552	565
5.430% due 01/01/2032 (a)	4,800	4,959
5.500% due 06/01/2016 - 06/01/2018 (d)	171,314	177,418
5.601% due 12/01/2040 (a)	4,519	4,696
5.828% due 07/01/2029 (a)	1,480	1,536
6.000% due 01/01/2004 - 06/01/2017 (d)	22,169	23,148
6.500% due 12/01/2003	20	20
7.000% due 01/01/2005 - 03/01/2013 (d)	286	296

		263,630

Freddie Mac 0.6%
1.510% due 06/15/2031 (a)	2,572	2,595
5.712% due 11/01/2031 (a)	10,708	10,952
6.500% due 08/01/2032	11,867	12,394

		25,941

Government National Mortgage Association 1.5%
3.250% due 06/20/2029 - 05/20/2030 (a)(d)	12,594	12,637
4.000% due 08/20/2029 - 02/20/2032 (a)(d)	21,168	21,214
4.250% due 03/20/2029 - 03/20/2030 (a)(d)	5,876	5,989
4.375% due 02/20/2024 (a)	3,695	3,773
4.380% due 04/20/2025 - 06/20/2027 (a)(d)	4,367	4,482
4.500% due 04/20/2030 (a)	5,966	6,038
5.630% due 11/20/2026 - 10/20/2027 (a)(d)	4,412	4,594
5.750% due 09/20/2023 - 09/20/2027 (a)(d)	2,557	2,615
6.000% due 01/15/2032 - 03/15/2032 (d)	6,462	6,721
8.000% due 07/15/2030 - 05/15/2032 (d)	1,495	1,616
8.500% due 06/20/2027	1,117	1,207

		70,886

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 10/25/2023	304	32
Freddie Mac (IO)
6.500% due 11/15/2007	832	27
6.500% due 12/15/2021	142	1
7.000% due 05/15/2023	516	13

		73

Total Mortgage-Backed Securities (Cost $664,670)		663,848

ASSET-BACKED SECURITIES 6.8%
Advanta Revolving Home Equity Loan Trust
1.490% due 01/25/2024 (a)	66	66
American Residential Eagle Trust
1.450% due 07/25/2029 (a)	276	277
Ameriquest Mortgage Securities, Inc.
1.862% due 11/25/2019	5,855	5,863
1.520% due 02/25/2033 (a)	5,587	5,597
1.520% due 03/25/2033 (a)	3,928	3,935
Amortizing Residential Collateral Trust
1.460% due 10/25/2031 (a)	7,875	7,878
1.400% due 07/25/2032 (a)	588	587
1.320% due 11/25/2032 (a)	2,201	2,203
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	4,500	4,512
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.370% due 08/21/2030 (a)	575	574
Bayview Financial Acquisition Trust
1.570% due 08/28/2034 (a)	$4,510	$4,522
Bear Stearns Asset-Backed Securities, Inc.
1.440% due 10/25/2032 (a)	7,317	7,329
1.560% due 07/25/2033 (a)	15,208	15,244
Brazos Student Loan Finance Co.
1.909% due 06/01/2023 (a)	11,562	11,693
Capital Asset Research Funding LP
6.400% due 12/15/2004	674	684
5.905% due 12/15/2005 (l)	164	163
Centex Home Equity Loan Trust
1.430% due 09/26/2033 (a)	10,650	10,532
Chase Funding Loan Acquisition Trust
1.360% due 07/25/2030 (a)	4,459	4,460
1.470% due 07/25/2031 (a)	5,547	5,557
Chase Funding Mortgage Loan Asset-Backed Certificates
1.340% due 10/25/2030 (a)	518	519
CIT Group Home Equity Loan Trust
1.380% due 06/25/2033 (a)	805	806
Comcast Cable Communications
2.245% due 11/30/2006	5,000	4,981
Conseco Finance Securitizations Corp.
7.350% due 10/15/2030	907	922
Countrywide Asset-Backed Certificates
1.220% due 06/25/2021 (a)	2,730	2,732
Countrywide Home Equity Loan Trust
1.360% due 08/15/2025 (a)	277	276
CS First Boston Mortgage Securities Corp.
1.380% due 12/15/2030 (a)	807	808
1.460% due 02/25/2032 (a)	3,077	3,083
1.550% due 08/25/2032 (a)	7,789	7,807
Delta Funding Home Equity Loan Trust
1.530% due 09/15/2029 (a)	327	327
EQCC Home Equity Loan Trust
7.067% due 11/25/2024	1,220	1,238
Financial Asset Securities Corp. AAA Trust
1.240% due 09/25/2033 (a)	9,349	9,235
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.460% due 09/25/2032 (a)	18,248	18,271
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	8,165	8,169
GMAC Mortgage Corp. Loan Trust
1.400% due 06/18/2027 (a)	465	465
Green Tree Home Improvement Loan Trust
1.290% due 08/15/2029 (a)	938	938
GSAMP Trust
1.430% due 07/25/2032 (a)	2,962	2,960
HFC Home Equity Loan Asset-Backed Certificates
1.390% due 05/20/2031	867	867
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	6,555	6,567
Home Equity Mortgage Trust
1.510% due 09/25/2033 (a)	1,866	1,865
1.950% due 01/15/2034 (a)(l)	6,750	6,750
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	1,530	1,533
Irwin Home Equity Loan Trust
1.620% due 06/25/2028 (a)	7,716	7,614
1.400% due 06/25/2029 (a)	953	952
1.390% due 07/25/2032 (a)	4,039	4,037
Long Beach Mortgage Loan Trust
1.400% due 11/25/2009 (a)	5,479	5,487
1.470% due 03/25/2032	14,886	14,900
1.520% due 03/25/2033 (a)	8,606	8,619
Merrill Lynch Mortgage Investors, Inc.
1.440% due 05/25/2033 (a)	1,626	1,626
1.470% due 11/25/2033 (a)	2,096	2,097
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.420% due 08/25/2030 (a)	523	515
1.460% due 08/25/2033 (a)	14,021	14,025

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	33

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)		$5,919	$5,925
1.470% due 10/26/2031 (a)		3,551	3,553
1.440% due 07/25/2032 (a)		1,753	1,752
1.420% due 09/25/2032 (a)		5,896	5,891
New York City Tax Lien
5.590% due 09/10/2014		1,526	1,475
North Carolina State Education Authority
1.500% due 06/01/2009 (a)		3,347	3,346
Ocwen Mortgage Loan Asset Backed Certificates
1.420% due 10/25/2029 (a)		5,348	5,356
Option One Mortgage Loan Trust
1.390% due 06/25/2032 (a)		995	995
1.380% due 08/25/2032 (a)		5,508	5,499
Regions Auto Receivables Trust
1.940% due 11/15/2004		10,954	10,975
Renaissance Home Equity Loan Trust
1.540% due 08/25/2033 (a)		7,493	7,517
Residential Asset Securities Corp.
1.230% due 05/25/2017 (a)		647	648
Salomon Brothers Mortgage Securities VII, Inc.
1.700% due 12/15/2029 (a)		1,946	1,948
1.450% due 12/25/2029 (a)		399	395
1.420% due 03/25/2032 (a)		1,608	1,607
Saxon Asset Securities Trust
1.520% due 12/25/2032 (a)		6,973	6,985
Specialty Underwriting & Residential Finance
1.440% due 01/25/2034 (a)		6,385	6,381
SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006		752	760
Terwin Mortgage Trust
1.690% due 06/25/2033 (a)		10,716	10,749

Total Asset-Backed Securities (Cost $314,419)			314,424

SOVEREIGN ISSUES 1.5%
Republic of Brazil
2.125% due 04/15/2006 (a)		52,051	50,880
10.000% due 01/16/2007		7,360	7,901
11.500% due 03/12/2008		2,600	2,866
2.187% due 04/15/2009 (a)		5,435	4,885
8.000% due 04/15/2014		493	453

Total Sovereign Issues (Cost $62,230)			66,985

FOREIGN CURRENCY—DENOMINATED ISSUES (j)(k) 0.1%
France Telecom S.A.
2.000% due 01/01/2004	EC	1,000	1,179
4.000% due 11/29/2005		2,000	2,353

Total Foreign Currency-Denominated Issues (Cost $3,484)			3,532

CONVERTIBLE BONDS & NOTES 0.3%
Industrials 0.3%
America Online, Inc.
0.000% due 12/06/2019		$19,330	11,928

Total Convertible Bonds & Notes (Cost $11,928)			11,928

SHORT-TERM INSTRUMENTS 55.6%
Commercial Paper 54.7%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		10,100	10,086
Danske Corp.
1.060% due 12/16/2003		40,000	39,908
1.060% due 12/19/2003		78,800	78,612
Fannie Mae
1.010% due 10/01/2003		$108,000	$108,000
1.050% due 10/01/2003		12,400	12,400
1.010% due 10/08/2003		58,700	58,689
5.150% due 10/15/2003		50,000	49,978
1.030% due 10/22/2003		151,050	150,959
1.055% due 11/05/2003		56,000	55,943
1.065% due 11/05/2003		100,000	99,896
1.070% due 11/12/2003		62,400	62,322
1.075% due 11/12/2003		32,600	32,559
1.010% due 11/18/2003		32,600	32,557
1.065% due 11/19/2003		100	100
1.070% due 11/26/2003		130,000	129,782
1.080% due 12/04/2003		100,000	99,808
1.045% due 12/10/2003		46,100	46,003
1.070% due 12/15/2003		10,100	10,077
1.075% due 12/16/2003		10,500	10,476
1.051% due 12/17/2003		79,300	79,116
1.080% due 02/02/2004		100,000	99,622
1.080% due 02/23/2004		216,800	215,840
1.137% due 03/03/2004		40,800	40,608
1.085% due 03/10/2004		40,000	39,803
1.080% due 03/17/2004		100,000	99,485
1.085% due 03/24/2004		100,000	99,463
Federal Home Loan Bank
1.010% due 10/01/2003		100,000	100,000
1.010% due 10/10/2003		200	200
1.014% due 10/22/2003		90,000	89,947
1.020% due 10/22/2003		27,200	27,184
1.045% due 10/29/2003		60,000	59,951
1.154% due 11/05/2003		50,000	49,944
Freddie Mac
1.135% due 10/29/2003		90,000	89,921
1.100% due 12/01/2003		50,000	49,909
General Electric Capital Corp.
1.090% due 12/09/2003		4,200	4,191
1.060% due 12/18/2003		12,600	12,570
HBOS Treasury Services PLC
1.030% due 10/03/2003		35,000	34,998
1.070% due 12/10/2003		30,000	29,937
Kraft Foods, Inc.
2.080% due 02/26/2004		2,070	2,070
2.080% due 02/27/2004		23,200	23,200
Royal Bank of Scotland PLC
1.020% due 10/16/2003		100	100
UBS Finance, Inc.
1.110% due 10/07/2003		81,000	80,986
Westpac Capital Corp.
1.020% due 11/07/2003		75,000	74,921
1.030% due 11/13/2003		20,000	19,975

			2,512,096

Repurchase Agreement 0.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.200% due 08/23/2004 valued at $9,159. Repurchase proceeds are $8,977.)		8,977	8,977

U.S. Treasury Bills 0.7%
1.009% due 12/04/2003-12/18/2003 (c)(d)(e)		33,915	33,836

Total Short-Term Instruments (Cost $2,554,985)			2,554,909

Total Investments 100.1% (Cost $4,590,824)			$4,600,921
Written Options (g) (0.2%) (Premiums $9,545)			(6,992)
Other Assets and Liabilities (Net) 0.1%			2,053

Net Assets 100.0%			$4,595,982

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $19,209 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.000 (03-2004)—Long	2,981	$(40)
Euribor Purchased Put Options
Strike @ 95.125 (03/2004)—Long	3,979	(55)
Euribor Written Put Options
Strike @ 97.250 (03/2004)—Short	4,895	3,693
Eruibor Written Put Optioins
Strike @ 97.500 (03/2004)—Short	2,181	1,599
Euribor Written Put Options
Strike @ 97.000 (12/2004)—Short	4,098	1,200
Euribor Purchased Put Options
Strike @ 93.750 (12/2004)—Long	1,036	(15)
Euribor Purchased Put Options
Strike @ 94.000 (12/2004)—Long	2,864	(41)
Euribor Written Put Options
Strike @ 97.500 (12/2004)—Short	620	(275)
Euribor Purchased Put Optioins
Strike @ 95.000 (12/2004)—Long	620	(1)
Euribor March Futures (03/2005)—Long	260	(194)
Euribor June Futures (06/2005)—Long	93	(114)
Euribor September Futures (09/2005)—Long	93	(126)
Eurodollar December Futures (12/2004)—Long	300	187
U.S. Treasury 10-Year Note (12/2003)—Long	3,416	19,024
U.S. Treasury 10-Year Note (09/2004)—Short	87	(64)

		$24,778

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $2,496 as of September 30, 2003.

(f)	Principal amount of security is adjusted for inflation.

34	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.000 Exp. 03/15/2004	2,650	$1,697	$16
Put—CME Eurodollar June Futures
Strike @ 97.000 Exp. 06/14/2004	4,396	4,922	247
Put—CME Eurodollar June Futures
Strike @ 97.250 Exp. 06/14/2004	463	612	32

		$7,231	$295

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap Counterparty : Goldman Sachs & Co.
Strike @ 7.000%* Exp. 01/07/2005	$55,750	$1,225	$357
Call—OTC 7-Year Interest Rate Swap Counterparty : Goldman Sachs & Co.
Strike @ 5.000%** Exp. 01/07/2005	55,570	1,089	2,714
Call—OTC Norfolk Souther Corp. 7.050% Due 05/01/2037
Strike @ 100.000 Exp. 05/07/2004	20,975	0	2,631
Call—OTC Nuveen California Performance Plus Municipal Fund 7.430% due 10/01/2026
Strike @ 100.000 Exp. 10/01/2006	18,500	0	995
Call—OTC AOL Time Warner, Inc. 0.000% due 12/01/2026
Strike @ 63.976 Exp. 12/06/2004	19,330	0	0

		$2,314	$6,697

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	$17,000	$24
Receive a fixed rate equal to 0.410% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	21,100	32
Receive a fixed rate equal to 0.600% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	$7,500	$12
Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	2,920	11
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	510	1
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	1,000	0
Receive a fixed rate equal to 1.000% and the Fund will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/01/2004	9,870	6
Receive a fixed rate equal to 1.150% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	700	0
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	1,400	15
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	11,500	131
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	58
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	$1,000	$0
Receive a fixed rate equal to 1.450% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.813% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/01/2004	19,300	102
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	1,000	5
Receive a fixed rate equal to 1.700% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	2,000	11
Receive a fixed rate equal to 1.750% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	2,000	7
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	2,000	14
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	925	157
Receive a fixed rate equal to 2.700% and the Fund will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/03/2005	5,000	(486)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	7,900	274
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	5,000	(478)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.050%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/01/2004	20,975	(569)

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	35

Schedule of Investments (Cont.)

Short-Term Fund

September 30, 2003 (Unaudited)

Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.430%.
Counterparty: Lehman Brothers, Inc. Exp. 10/12/2006	$18,500	$(2,104)

$(2,777)

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$26,500	$29,984	$29,540
U.S. Treasury Note	6.500	02/15/2010	97,370	115,577	112,711
U.S. Treasury Note	5.000	02/15/2011	48,400	53,089	51,808
U.S. Treasury Note	4.250	08/15/2013	165,770	169,986	165,923

				$368,636	$359,982

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	6,864	11/2003	$61	$0	$61
Sell		7,041	11/2003	9	0	9
Sell		5,000	10/2003	0	(32)	(32)

				$70	$(32)	$38

(k)	Principal amount denoted in indicated currency:

EC—Euro

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $28,727, which is 0.63% of net assets.

36	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 6.2%
Banking & Finance 4.4%
CIT Group, Inc.
5.625% due 05/17/2004	$1,900	$1,950
7.125% due 10/15/2004	2,000	2,114
Ford Motor Credit Co.
6.700% due 07/16/2004	3,400	3,517
General Motors Acceptance Corp.
1.830% due 05/17/2004 (a)	5,800	5,803
3.140% due 03/04/2005 (a)	2,600	2,633
Korea Development Bank
6.625% due 11/21/2003	2,500	2,517
National Australia Bank Ltd.
1.755% due 05/19/2010 (a)	11,700	11,745
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	8,000	8,043
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	1,100	1,100
Popular North America, Inc.
2.755% due 10/15/2003 (a)	4,700	4,701
Studio RE Ltd.
6.210% due 07/07/2006 (a)	7,300	7,336
Trinom Ltd.
5.060% due 12/18/2004 (a)	1,200	1,207

		52,666

Industrials 0.3%
Air Canada
1.975% due 07/31/2005 (a)(b)	2,273	932
DaimlerChrysler North America Holding Corp.
1.940% due 09/26/2005 (a)	1,100	1,101
Enron Corp.
8.000% due 08/15/2005 (b)	1,100	418
Waste Management, Inc.
7.000% due 10/01/2004	1,000	1,048

		3,499

Utilities 1.5%
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	11,400	11,434
Hydro—Quebec
1.250% due 09/29/2049 (a)	1,200	1,050
Sprint Capital Corp.
5.700% due 11/15/2003	3,800	3,813
7.900% due 03/15/2005	1,500	1,621

		17,918

Total Corporate Bonds & Notes (Cost $75,352)		74,083

MUNICIPAL BONDS & NOTES 0.3%
California 0.3%
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	3,700	3,636

Total Municipal Bonds & Notes (Cost $3,682)		3,636

U.S. TREASURY OBLIGATIONS 4.6%
Treasury Inflation Protected Securities (h)
3.625% due 01/15/2008 (c)	48,376	54,295
3.875% due 01/15/2009	449	513
3.500% due 01/15/2011	951	1,076

Total U.S. Treasury Obligations (Cost $54,078)		55,884

MORTGAGE-BACKED SECURITIES 24.4%
Collateralized Mortgage Obligations 11.1%
Bank Mart
3.599% due 03/01/2019 (a)(d)(l)	1,907	1,903
Bear Stearns Adjustable Rate Mortgage Trust
6.156% due 12/25/2031 (a)(l)	$1,112	$1,113
6.147% due 01/25/2032 (a)	165	165
6.023% due 06/25/2032 (a)	1,521	1,554
5.377% due 01/25/2033 (a)	2,643	2,675
5.206% due 03/25/2033 (a)	3,344	3,448
Countrywide Alternative Loan Trust
5.875% due 07/25/2032	1,647	1,669
CS First Boston Mortgage Securities Corp.
1.660% due 11/25/2031 (a)	2,162	2,169
1.510% due 02/25/2032 (a)	2,161	2,188
2.003% due 03/25/2032 (a)	7,446	7,397
5.809% due 06/25/2032 (a)	887	901
6.188% due 06/25/2032 (a)	2,028	2,091
6.000% due 01/25/2033	2,698	2,718
Fannie Mae
6.263% due 04/25/2020 (a)	9	9
6.000% due 12/25/2028	1,841	1,868
1.520% due 11/25/2032 (a)	10,135	10,151
5.000% due 04/25/2033	10,589	10,839
Federal Home Loan Bank
6.000% due 08/15/2026	1,429	1,438
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	518	524
Freddie Mac
5.000% due 12/15/2013	363	363
5.500% due 11/15/2015	1,130	1,158
5.250% due 04/15/2026	993	997
5.700% due 02/15/2031	5,033	5,162
4.500% due 08/15/2031	25,657	25,783
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	44	43
Government National Mortgage Association
1.520% due 09/20/2030 (a)	30	30
GSR Mortgage Loan Trust
5.626% due 04/25/2032 (a)	2,113	2,120
6.000% due 07/25/2032	298	299
Housing Securities, Inc.
1.810% due 07/25/2032 (a)(l)	94	93
Impac CMB Trust
1.520% due 07/25/2033 (a)	10,058	10,069
MASTR Asset Securitization Trust
5.375% due 10/25/2032	831	846
5.500% due 09/25/2033	5,217	5,294
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(l)	2,531	2,563
PNC Mortgage Securities Corp.
7.375% due 10/25/2030 (a)	178	181
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	31	31
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	3,765	3,827
Salomon Brothers Mortgage Securities VII, Inc.
5.158% due 12/25/2030 (a)	3,230	3,267
Structured Asset Mortgage Investments, Inc.
9.356% due 06/25/2029 (a)	3,663	3,889
Structured Asset Securities Corp.
1.410% due 10/25/2027 (a)	3,042	3,040
1.600% due 03/25/2031 (a)	1,625	1,639
4.289% due 09/25/2036 (a)	135	133
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	939	967
6.010% due 04/25/2031 (a)	647	647
3.268% due 02/27/2034 (a)	5,779	5,850

		133,111

Fannie Mae 7.8%
3.363% due 04/01/2018 (a)	76	77
3.460% due 05/01/2022 (a)	32	32
4.100% due 07/01/2018 (a)	338	343
4.306% due 11/01/2027 (a)	123	125
4.385% due 11/01/2028 (a)	173	176
4.407% due 07/01/2028 (a)	129	131
4.443% due 04/01/2028 (a)	$110	$112
4.444% due 11/01/2028 (a)	147	150
4.856% due 02/01/2027 (a)	17	17
4.917% due 12/01/2036 (a)	5,328	5,459
5.003% due 12/01/2023 (a)	10	10
5.218% due 09/01/2034 (a)	5,818	5,960
5.329% due 04/01/2033 (a)	3,757	3,850
5.609% due 08/01/2029 (a)	111	114
6.000% due 01/01/2016 - 10/15/2033 (e)	59,215	61,412
6.500% due 09/01/2005 - 01/01/2033 (e)	2,593	2,691
7.000% due 02/01/2015 - 03/01/2015 (e)	5,718	6,086
7.500% due 09/01/2015 - 05/01/2016 (e)	4,659	4,984
8.000% due 03/01/2030 - 07/01/2031 (e)	1,172	1,267

		92,996

Freddie Mac 2.3%
4.100% due 07/01/2019 (a)	1,327	1,361
4.172% due 12/01/2022 (a)	185	191
4.316% due 06/01/2022 (a)	137	141
6.000% due 03/01/2016 - 10/15/2033 (e)	23,189	23,972
6.500% due 08/01/2032	1,954	2,041
8.500% due 04/01/2025 - 06/01/2025 (e)	40	44

		27,750

Government National Mortgage Association 3.2%
4.375% due 02/20/2026 - 02/20/2028 (a)(e)	1,069	1,096
4.380% due 05/20/2026 - 04/20/2027 (a)	2,081	2,135
5.375% due 03/20/2026 (a)	938	959
5.625% due 12/20/2022 - 12/20/2027 (a)(e)	1,607	1,672
5.750% due 07/20/2018 - 07/20/2027 (a)(e)	7,555	7,725
6.000% due 10/22/2033	23,000	23,891
8.000% due 04/20/2030	1,232	1,322

		38,800

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
6.500% due 09/25/2008	28	3
6.500% due 03/25/2023	700	21

		24

Total Mortgage-Backed Securities (Cost $291,741)		292,681

ASSET-BACKED SECURITIES 1.1%
AFC Home Equity Loan Trust
1.270% due 06/25/2028 (a)	2,243	2,234
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (a)	1,550	1,552
1.380% due 08/25/2032 (a)	3,197	3,193
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.360% due 08/21/2030 (a)	488	487
Countrywide Asset-Backed Certificates
1.340% due 05/25/2029 (a)	1,501	1,501
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)	2,713	2,711
Green Tree Financial Corp.
6.970% due 04/01/2031	1,009	1,022
Novastar Home Equity Loan
1.395% due 04/25/2028 (a)	742	741

Total Asset-Backed Securities (Cost $13,475)		13,441

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	37

Schedule of Investments (Cont.)

StocksPLUS Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

SOVEREIGN ISSUES 0.6%
Republic of Brazil
2.125% due 04/15/2006 (a)		$3,960	$3,871
10.000% due 01/16/2007		3,000	3,220
2.187% due 04/15/2009 (a)		776	698

Total Sovereign Issues (Cost $7,533)			7,789

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.6%
Commonwealth of New Zealand
4.500% due 02/15/2016 (h)	N$	9,750	7,236

Total Foreign Currency-Denominated Issues (Cost $6,653)			7,236

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005		$6,200	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		1,700	1,024

Total Convertible Bonds & Notes (Cost $937)			1,024

PREFERRED SECURITY 0.1%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (a)		110	1,155

Total Preferred Security (Cost $1,103)			1,155

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 66.4%
Certificates of Deposit 2.7%
Wells Fargo Financial, Inc.
1.070% due 10/07/2003		$33,000	33,000

Commercial Paper 58.0%
Anz, Inc.
1.030% due 10/08/2003		27,200	27,195
Barclays U.S. Funding Corp.
1.040% due 11/19/2003		6,200	6,191
Danske Corp.
1.030% due 10/15/2003		21,300	21,291
1.060% due 12/16/2003		10,000	9,977
Fannie Mae
1.050% due 10/01/2003		8,900	8,900
0.985% due 10/08/2003		41,700	41,692
1.000% due 10/15/2003		14,500	14,494
1.025% due 10/22/2003		30,800	30,782
1.045% due 10/29/2003		40,000	39,967
1.055% due 11/05/2003		4,000	3,996
1.067% due 11/05/2003		4,100	4,096
1.070% due 11/12/2003		3,600	3,596
0.985% due 11/19/2003		5,000	4,993
1.055% due 11/19/2003		19,300	19,272
1.075% due 12/03/2003		47,600	47,510
1.110% due 12/11/2003		35,000	34,925
1.080% due 12/15/2003		$12,100	$12,073
1.080% due 02/02/2004		6,500	6,475
1.080% due 02/18/2004		34,800	34,651
1.115% due 02/25/2004		20,000	19,910
1.137% due 03/03/2004		56,500	56,234
1.085% due 03/10/2004		24,500	24,379
1.080% due 03/17/2004		30,000	29,846
Federal Home Loan Bank
1.000% due 10/15/2003		20,000	19,992
1.020% due 10/22/2003		3,500	3,498
1.045% due 10/29/2003		3,000	2,998
1.150% due 10/29/2003		40,000	39,964
Freddie Mac
1.135% due 10/30/2003		40,000	39,963
General Electric Capital Corp.
1.030% due 11/13/2003		2,200	2,197
1.050% due 11/19/2003		7,000	6,990
1.060% due 12/18/2003		15,000	14,965
HBOS Treasury Services PLC
1.070% due 12/10/2003		27,500	27,442
1.105% due 01/23/2004		400	399
Kraft Foods, Inc.
1.940% due 02/27/2004		16,100	16,100
Republic of Italy
1.175% due 10/22/2003		10,700	10,693
Royal Bank of Scotland PLC
1.020% due 10/16/2003		8,400	8,396

			696,042

Repurchase Agreement 1.2%
State Street Bank
0.800% due 10/01/2003
(Dated 09/30/2003. Collateralized by Freddie Mac
2.550% due 10/29/2004 valued at $14,419. Repurchase Proceeds are $14,135.)		14,135	14,135

U.S. Treasury Bills 4.5%
0.933% due 12/04/2003 -
12/18/2003 (c)(e)(f)		54,410	54,297

Total Short-Term Instruments (Cost $797,498)			797,474

Total Investments 104.4% (Cost $1,252,052)			$1,254,403
Written Options (g) (0.0%) (Premiums $382)			(72)
Other Assets and Liabilities (Net) (4.4%)			(53,267)

Net Assets 100.0%			$1,201,064

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Securities with an aggregate market value of $52,312 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2004)—Long	102	$217
Eurodollar September Futures
(09/2004)—Long	66	128
Eurodollar December Futures
(12/2004)—Long	33	48
Eurodollar March Futures
(03/2005)—Long	24	37
Eurodollar June Futures
(06/2005)—Long	23	36
Eurodollar September Futures
(09/2005)—Long	7	1
S & P 500 Index December Futures
(12/2003)—Long	2,565	(5,347)
United Kingdom 90-Day Libor
Futures (12/2003)—Long	6	(7)
United Kingdom 90-Day Libor
Futures (03/2004)—Long	3	(4)
United Kingdom 90-Day Libor
Futures (09/2004)—Long	76	(86)
United Kingdom 90-Day Libor
Futures (12/2004)—Long	70	(71)
U. S. Treasury 5-Year Note
(12/2003)—Long	33	52

		$(4,996)

(d)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Value as Percentage of Net Assets

Bank Mart	07/07/1995	$1,912	$1,903	0.16%

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $17,723 as of September 30, 2003.

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar December Futures
Strike @ 98.750
Exp. 12/15/2003	301	$135	$15

38	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Type	Notional Amount	Premium	Value

Call—OTC 7-Year Interest Rate Swap Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/17/2003	$10,700	$109	$52
Put—OTC 7-Year Interest Rate Swap Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%* Exp. 12/17/2003	10,700	138	5

		$247	$57

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(h)	Principal amount of security is adjusted for inflation.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	$1,400	$4
Receive a fixed rate equal to 0.750% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	10,000	12
Receive a fixed rate equal to 1.770% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	5,000	6
Receive total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.040%.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2004	376	0
Received total return on S&P 500 Index and pay floating rate based on 1-month LIBOR plus 0.700%
Counterparty: J.P. Morgan Chase & Co. Exp. 04/03/2004	12	0

		$22

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	439	10/2003	$0	$(34)	$(34)
Buy	JY	135,824	10/2003	0	0	0
Sell	N$	11,567	10/2003	0	(321)	(321)
Sell		11,567	11/2003	0	(5)	(5)
Buy		11,567	10/2003	7	0	7

				$7	$(360)	$(353)

(k)	Principal amount denoted in indicated currency:

BP—British Pound
JY—Japanese Yen
N$—New Zealand Dollar

(l)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate valued securities is $5,672, which is 0.47% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	39

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 11.7%
Banking & Finance 5.8%
Air 2 U.S. Equipment Trust
8.027% due 10/01/2019	$21,058	$16,286
Allstate Life Funding LLC
1.410% due 07/26/2004 (a)	9,600	9,617
Amerco, Inc.
7.230% due 01/21/2027 (b)	1,250	1,134
7.135% due 10/15/2049	15,000	13,612
American Express Travel
5.625% due 01/22/2004	22,700	22,984
Aon Capital Trust A
8.205% due 01/01/2027	725	833
Aristar, Inc.
7.375% due 09/01/2004	20,000	21,092
Associates Corp. of North America
5.750% due 11/01/2003	5,425	5,445
5.800% due 04/20/2004	510	523
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004	31,450	32,191
Bank of America Corp.
6.625% due 06/15/2004	40	42
6.125% due 07/15/2004	600	622
Bank One Corp.
1.410% due 05/07/2004 (a)	8,200	8,214
Bear Stearns Cos., Inc.
1.420% due 12/01/2003 (a)	127,900	127,977
6.625% due 01/15/2004	200	203
6.150% due 03/02/2004 (a)	300	306
8.750% due 03/15/2004	75	77
1.560% due 06/01/2004 (a)	12,665	12,708
1.355% due 09/16/2005 (a)	16,000	15,992
Caterpillar Financial Services Corp.
7.700% due 11/05/2003	600	604
Chase Manhattan Corp.
5.750% due 04/15/2004 (a)	150	153
CIT Group, Inc.
5.625% due 10/15/2003	250	250
7.500% due 11/14/2003	35	35
5.570% due 12/08/2003	1,000	1,008
5.500% due 02/15/2004	17,000	17,260
2.640% due 03/01/2004 (a)	25,000	25,143
5.625% due 05/17/2004	21,650	22,215
2.430% due 07/30/2004 (a)	10,000	10,097
2.610% due 01/31/2005 (a)	75	76
Citigroup, Inc.
5.800% due 03/15/2004	200	204
Credit Asset Receivable LLC
6.274% due 10/31/2003	1,827	1,834
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	83,600	92,117
8.750% due 06/15/2030	210,740	268,279
Duke Capital Corp.
7.250% due 10/01/2004	9,000	9,402
Export-Import Bank Korea
6.500% due 11/15/2006	9,035	10,115
7.100% due 03/15/2007	31,900	35,799
Farmers Insurance
8.625% due 05/01/2024	275	281
First National Bank Chicago
8.080% due 01/05/2018	250	304
First Security Corp.
5.875% due 11/01/2003	9,325	9,359
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	47,000	46,990
1.630% due 01/05/2004	25,000	25,002
7.500% due 06/15/2004	100	103
6.700% due 07/16/2004	99,266	102,690
1.718% due 07/19/2004 (a)	5,800	5,780
8.250% due 02/23/2005	2,500	2,632
1.297% due 04/28/2005 (a)	5,000	4,910
1.560% due 07/07/2005	13,900	13,640
1.550% due 07/18/2005 (a)	$10,990	$10,800
7.600% due 08/01/2005	5,000	5,376
6.375% due 12/15/2005	100	105
6.500% due 01/25/2007	220	233
7.200% due 06/15/2007	25	27
5.800% due 01/12/2009 (a)	655	661
7.375% due 10/28/2009	200	213
7.875% due 06/15/2010	1,795	1,949
7.375% due 02/01/2011	1,285	1,354
7.250% due 10/25/2011	94,250	98,509
Gemstone Investors Ltd.
7.710% due 10/31/2004	118,150	117,264
General Motors Acceptance Corp.
6.625% due 10/20/2003	2,000	2,004
1.438% due 11/07/2003 (a)	20,000	19,999
5.750% due 11/10/2003	1,100	1,105
2.088% due 01/20/2004 (a)	391,435	391,761
6.380% due 01/30/2004	4,000	4,063
1.877% due 03/22/2004 (a)	82,500	82,632
1.360% due 04/05/2004 (a)	98,747	98,630
1.914% due 05/04/2004 (a)	3,000	3,003
1.836% due 05/10/2004 (a)	149,200	149,284
1.830% due 05/17/2004 (a)	94,700	94,753
1.390% due 05/28/2004 (a)	73,000	72,834
6.850% due 06/17/2004	1,200	1,241
1.540% due 07/20/2004 (a)	19,200	19,165
1.460% due 07/21/2004 (a)	36,000	35,905
1.510% due 07/30/2004 (a)	89,977	89,755
3.030% due 05/19/2005 (a)	82,825	83,884
7.500% due 07/15/2005	200	215
6.625% due 10/15/2005	100	107
6.650% due 11/17/2005	500	526
6.750% due 01/15/2006	565	605
6.125% due 02/01/2007	2,535	2,686
6.150% due 04/05/2007	150	159
8.950% due 07/02/2009	7,246	7,942
7.750% due 01/19/2010	445	490
7.250% due 03/02/2011	1,000	1,061
6.875% due 09/15/2011	1,905	1,980
7.000% due 02/01/2012	2,000	2,086
6.875% due 08/28/2012	104,300	108,090
7.430% due 12/01/2021	225	225
8.000% due 11/01/2031	65,225	67,188
General Motors Nova Scotia Finance
6.850% due 10/15/2008	19,240	20,725
Goldman Sachs Group L.P.
1.836% due 02/09/2009 (a)	10,000	10,120
Hartford Life, Inc.
6.900% due 06/15/2004	600	622
Hitachi Credit America
1.476% due 10/15/2003 (a)	11,500	11,501
Household Capital Trust III
1.450% due 06/26/2004 (a)	27,925	27,951
Household Finance Corp.
8.000% due 08/01/2004	225	237
Household International Netherlands BV
6.200% due 12/01/2003	12,820	12,917
HSBC Capital Funding LP
9.547% due 12/31/2049 (a)	76,400	98,034
10.176% due 12/31/2049 (a)	66,160	101,698
IMEXA Export Trust
10.625% due 05/31/2005	1,762	1,322
J.P. Morgan Chase & Co., Inc.
5.385% due 02/15/2012 (a)	600	629
Jenkins-Empire Associates
6.840% due 08/01/2008 (n)	1,805	1,874
KBC Bank Fund Trust III
9.860% due 11/02/2049 (a)	6,540	8,314
Korea Development Bank
6.625% due 11/21/2003	2,090	2,104
7.125% due 04/22/2004 (a)	320	330
6.750% due 12/01/2005	55	60
7.250% due 05/15/2006	$50	$56
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,021
6.460% due 01/15/2008 (a)	3,000	3,230
Liberty Mutual Insurance
8.200% due 05/04/2007	14,510	15,539
Lion Connecticut Holdings
7.250% due 08/15/2023	50	56
Lloyds TSB Bank PLC
1.530% due 08/25/2010 (a)	3,000	3,008
MCN Investment Corp.
7.120% due 01/16/2004	3,750	3,770
Merrill Lynch & Co., Inc.
6.550% due 08/01/2004	2,400	2,502
Metropolitan Life Insurance Co.
6.300% due 11/01/2003	6,800	6,827
Morgan Stanley Group, Inc.
6.375% due 12/15/2003	150	152
5.625% due 01/20/2004	1,200	1,215
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	138,200	138,951
National Westminster Bank PLC
9.375% due 11/15/2003	200	202
Natexis Ambs Co.
8.440% due 12/29/2049	14,000	16,665
Nordbanken AB
8.950% due 11/29/2049	28,000	34,487
Osprey Trust
8.310% due 01/15/2049 (b)	76,155	10,662
Pacific Life Insurance Co.
7.900% due 12/30/2023	8,000	9,243
Parker Retirement Savings Plan
6.340% due 07/15/2008	538	594
Pemex Finance Ltd.
6.125% due 11/15/2003	1,733	1,742
Pemex Project Funding Master Trust
2.610% due 01/07/2005 (a)	152,300	153,922
7.875% due 02/01/2009	3,770	4,298
8.000% due 11/15/2011	100,500	114,067
7.375% due 12/15/2014	32,130	34,700
8.625% due 02/01/2022	58,900	65,968
Phoenix Quake Wind Ltd.
3.515% due 07/03/2008 (a)	73,200	73,198
4.565% due 07/03/2008 (a)	16,700	16,634
Popular North America, Inc.
6.625% due 01/15/2004	23,000	23,338
Premium Asset Trust
1.465% due 11/27/2004 (a)	48,900	49,040
1.410% due 10/06/2005 (a)	300	300
1.521% due 09/08/2007 (a)(n)	34,900	34,400
Prime Property Funding II
7.000% due 08/15/2004	110	115
Prudential Funding Corp.
6.625% due 04/01/2009	17,000	18,563
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	15,500	13,911
7.250% due 02/15/2011	29,443	26,351
Reliance Group Holdings, Inc.
9.750% due 11/15/2003 (b)	10,000	275
9.000% due 11/15/2049 (b)	19,000	2,394
Residential Reinsurance Ltd.
6.130% due 06/01/2004 (a)	88,200	88,722
6.090% due 06/08/2006 (a)	17,800	17,822
Royal Bank of Scotland PLC
8.817% due 03/31/2049	45,400	49,824
9.118% due 03/31/2049 (a)	92,400	116,905
7.648% due 08/31/2049	195	237
Salomon Smith Barney Holdings, Inc.
1.460% due 01/22/2004 (a)	10,000	10,011
7.000% due 03/15/2004	100	103
Societe Generale Real Estate LLC
7.640% due 12/29/2049 (a)	23,000	26,295

40	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Spieker Properties, Inc.
6.800% due 05/01/2004	$1,100	$1,130
Studio RE Ltd.
6.210% due 07/07/2006 (a)	15,600	15,678
Sun Life of Canada (U.S.)
8.526% due 05/29/2049	550	639
Transamerica Finance Corp.
7.500% due 03/15/2004	270	277
Trinom Ltd.
5.060% due 12/18/2004 (a)	48,700	49,001
U.S. Bancorp
6.500% due 06/15/2004	600	621
UBS Preferred Funding Trust I
8.622% due 10/29/2049 (a)	38,900	48,378
UFJ Finance Aruba AEC
6.750% due 07/15/2013	92,300	96,872
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	16,000	16,010
Wells Fargo Financial, Inc.
6.000% due 02/01/2004	50	51

		4,294,419

Industrials 2.8%
Akzo Nobel, Inc.
6.000% due 11/15/2003	32,000	32,182
Albertson’s, Inc.
6.550% due 08/01/2004	240	248
Allied Waste North America, Inc.
7.375% due 01/01/2004	20,425	20,680
Altria Group, Inc.
7.750% due 01/15/2027	28,000	29,319
America West Airlines, Inc.
6.870% due 01/02/2017 (a)	1,710	1,483
American Airlines, Inc.
9.850% due 06/15/2008	1,772	1,185
10.210% due 01/01/2010	12,500	7,747
10.610% due 03/04/2011	1,895	1,241
6.978% due 04/01/2011	34,923	34,679
9.780% due 11/26/2011	355	236
10.190% due 05/26/2016	3,661	2,396
AOL Time Warner, Inc.
7.700% due 05/01/2032	54,650	62,979
Campbell Soup Co.
4.750% due 10/01/2003 (a)	700	700
Canadian National Railway Co.
6.450% due 07/15/2006	550	607
Coastal Corp.
6.200% due 05/15/2004	3,000	3,000
6.500% due 05/15/2006	810	717
7.500% due 08/15/2006	9,075	8,122
6.375% due 02/01/2009	9,000	7,155
7.750% due 06/15/2010	15,500	12,942
9.625% due 05/15/2012	9,000	8,415
6.700% due 02/15/2027	400	338
7.420% due 02/15/2037	9,000	6,390
ConAgra Foods, Inc.
7.400% due 09/15/2004	3,400	3,578
Continental Airlines, Inc.
6.410% due 04/15/2007	262	230
6.954% due 08/02/2009	10,711	8,177
7.056% due 09/15/2009	40,409	40,448
7.487% due 10/02/2010	1,215	1,191
7.730% due 03/15/2011	2,059	1,455
6.503% due 06/15/2011	9,220	9,047
6.900% due 01/02/2018	1,348	1,271
6.820% due 05/01/2018	6,117	5,704
7.256% due 03/15/2020	25,467	25,086
7.707% due 04/02/2021	3,580	3,492
DaimlerChrysler North America Holding Corp.
1.614% due 08/02/2004 (a)	3,400	3,401
1.660% due 08/16/2004 (a)	56,100	56,031
6.900% due 09/01/2004	30	31
Delta Air Lines Equipment Trust
9.550% due 01/02/2008 (c)(n)	$7,773	$3,669
10.430% due 01/02/2011	3,755	2,919
10.140% due 08/14/2012	1,000	737
10.000% due 06/05/2013	10,828	7,986
10.060% due 01/02/2016	6,500	4,599
Delta Air Lines, Inc.
7.379% due 05/18/2010	9,179	9,159
7.570% due 05/18/2012	41,250	41,757
7.111% due 03/18/2013	60,000	58,848
9.200% due 09/23/2014	6,000	4,807
10.000% due 12/05/2014	5,000	3,587
10.500% due 04/30/2016	27,950	21,521
Dex Media East LLC
7.375% due 12/15/2012	2,000	1,645
Duty Free International, Inc.
7.000% due 01/15/2004 (n)	175	82
Eastman Chemical Co.
6.375% due 01/15/2004	17,650	17,872
EchoStar DBS Corp.
4.390% due 10/01/2008 (a)	500	512
El Paso Corp.
6.950% due 12/15/2007	10,100	8,888
6.750% due 05/15/2009	37,069	31,138
7.000% due 05/15/2011	19,500	16,185
7.875% due 06/15/2012	26,100	22,055
8.050% due 10/15/2030	13,500	10,294
7.800% due 08/01/2031	15,600	11,622
7.750% due 01/15/2032	112,280	83,649
Enron Corp.
8.000% due 08/15/2005 (b)	3,200	1,216
Federal Express Corp.
6.845% due 01/15/2019 (a)	764	847
Ford Capital BV
9.500% due 06/01/2010	200	227
Ford Motor Co.
7.250% due 10/01/2008	800	836
Fortune Brands, Inc.
8.500% due 10/01/2003	500	500
General Motors Corp.
6.250% due 05/01/2005	300	314
7.125% due 07/15/2013	2,900	3,047
8.250% due 07/15/2023	65,700	68,878
Harrahs Operating Co., Inc.
7.875% due 12/15/2005	9,000	9,765
HCA, Inc.
6.910% due 06/15/2005 (a)	9,500	10,034
HNA Holdings, Inc.
6.125% due 02/01/2004	200	203
International Game Technology
7.875% due 05/15/2004	14,500	15,021
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	42,550	42,415
Lyondell Chemical Co.
9.625% due 05/01/2007	1,500	1,433
Macmillan Bloedel Ltd.
7.700% due 02/15/2026	2,400	2,719
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (c)(n)	1,490	1,655
Noble Affiliates, Inc.
8.950% due 12/15/2004	11,500	12,084
Norfolk Southern Corp.
7.875% due 02/15/2004	50	51
1.810% due 02/28/2005 (a)	500	502
Northern National Gas Co.
6.875% due 05/01/2005	8,250	8,862
Northwest Airlines, Inc.
8.970% due 01/02/2015 (a)	1,380	837
Petroleos Mexicanos
8.850% due 09/15/2007	1,800	2,112
9.375% due 12/02/2008	51,650	61,980
9.250% due 03/30/2018	2,000	2,355
9.500% due 09/15/2027	$31,000	$37,665
Philip Morris Cos., Inc.
8.250% due 10/15/2003	1,000	1,001
6.800% due 12/01/2003	76,050	76,421
7.000% due 07/15/2005	15,125	15,846
6.950% due 06/01/2006	9,540	10,057
7.200% due 02/01/2007	37,000	39,707
Qwest Corp.
5.650% due 11/01/2004	6,610	6,676
7.200% due 11/01/2004	8,550	8,828
5.625% due 11/15/2008	5,000	4,900
8.875% due 03/15/2012	110,025	122,678
7.500% due 06/15/2023	25,250	23,735
7.250% due 09/15/2025	17,100	15,647
7.200% due 11/10/2026	2,150	1,946
8.875% due 06/01/2031	10,223	10,734
6.875% due 09/15/2033	23,280	20,603
7.250% due 10/15/2035	5,000	4,475
Safeway, Inc.
6.850% due 09/15/2004	250	262
Scotia Pacific Co.
7.710% due 01/20/2014	230	130
Sonat, Inc.
6.750% due 10/01/2007	2,000	1,720
7.625% due 07/15/2011	25,120	20,850
Southern National Gas Co.
7.350% due 02/15/2031	200	185
SR Wind Ltd.
6.386% due 05/18/2005 (a)	12,000	12,057
6.886% due 05/18/2005 (a)	13,000	13,181
Systems 2001 Asset Trust
7.156% due 12/15/2011	28,201	31,167
TCI Communications, Inc.
8.650% due 09/15/2004	625	661
Tenet Healthcare Corp.
6.375% due 12/01/2011	40	39
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	13,400	11,692
Texas Eastern Transmission Corp.
7.300% due 12/01/2010	250	290
Time Warner Entertainment Co.
10.150% due 05/01/2012	250	338
9.150% due 02/01/2023	475	603
Time Warner, Inc.
7.975% due 08/15/2004	18,032	18,939
9.125% due 01/15/2013	27,765	35,352
6.875% due 06/15/2018	140	156
Turner Broadcasting System, Inc.
7.400% due 02/01/2004	3,095	3,153
Tyco International Group S.A.
5.875% due 11/01/2004	23,675	24,385
UAL Equipment Trust
11.080% due 05/27/2006 (b)(n)	10,249	2,111
United Airlines, Inc.
1.360% due 03/02/2004 (a)	17,730	13,918
9.200% due 03/22/2008 (b)	3,380	1,029
6.201% due 09/01/2008	6,000	4,855
7.730% due 07/01/2010	5,000	3,906
7.186% due 04/01/2011 (b)	19,632	16,706
8.030% due 07/01/2011 (b)	465	71
6.932% due 09/01/2011 (a)	10,500	2,895
10.360% due 11/13/2012 (b)	7,000	2,783
6.071% due 03/01/2013	4,493	3,626
10.020% due 03/22/2014 (b)	11,925	3,550
10.850% due 07/05/2014 (b)	34,111	9,636
10.850% due 02/19/2015 (b)	3,000	848
10.125% due 03/22/2015 (b)	14,300	3,983
9.060% due 06/17/2015 (b)	6,000	2,364
9.210% due 01/21/2017 (b)	15,900	6,465
US Airways, Inc.
6.850% due 01/30/2018	132	123
Walt Disney Co.
5.125% due 12/15/2003	500	504

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	41

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

4.875% due 07/02/2004	$10,000	$10,243
Waste Management, Inc.
6.375% due 12/01/2003	11,900	11,983
8.000% due 04/30/2004	5,525	5,708
6.500% due 05/15/2004	94,000	96,722
Williams Cos., Inc.
6.500% due 08/01/2006	400	403
7.125% due 09/01/2011	5,000	4,963
8.125% due 03/15/2012	600	627
7.625% due 07/15/2019	32,170	30,079
7.875% due 09/01/2021	65,095	61,840
7.500% due 01/15/2031	15,000	13,425
7.750% due 06/15/2031	21,150	19,247
8.750% due 03/15/2032	137,430	136,399

		2,060,418

Utilities 3.1%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	48,200	48,249
Alabama Power Co.
5.350% due 11/15/2003	1,600	1,608
AT&T Corp.
6.000% due 03/15/2009	194	209
7.800% due 11/15/2011	84,300	97,616
8.500% due 11/15/2031	255,295	303,318
Bell Atlantic Maryland, Inc.
8.000% due 10/15/2029	1,125	1,391
British Telecom PLC
2.435% due 12/15/2003 (a)	225,960	226,447
7.000% due 05/23/2007	25,000	28,188
Carolina Power & Light, Inc.
7.875% due 04/15/2004	6,000	6,206
Centerior Energy Corp.
7.670% due 07/01/2004	2,500	2,603
Cleveland Electric Illuminating Co.
9.500% due 05/15/2005	35,000	35,219
DTE Energy Co.
7.110% due 11/15/2038 (a)	94,750	95,060
Dynegy Holdings, Inc.
8.750% due 02/15/2012	98,850	90,942
Edison International, Inc.
6.875% due 09/15/2004	350	358
El Paso Electric Co.
9.400% due 05/01/2011	7,455	8,797
El Paso Natural Gas Co.
8.375% due 06/15/2032	21,570	19,467
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,000	3,097
France Telecom S.A.
8.450% due 03/01/2006 (a)	34,060	38,561
9.250% due 03/01/2011	57,760	70,674
9.750% due 03/01/2031	175,270	234,818
Hydro - Quebec
1.312% due 09/29/2049 (a)	5,600	4,900
Korea Electric Power Corp.
6.375% due 12/01/2003	220	222
Nevada Power Co.
6.200% due 04/15/2004 (a)	15,000	15,000
New York Telephone Co.
6.250% due 02/15/2004	150	153
Niagara Mohawk Power Corp.
5.375% due 10/01/2004	175	181
NRG Energy, Inc.
8.000% due 11/01/2003 (b)	6,000	2,940
NRG Northeast Generating LLC
8.065% due 12/15/2004 (b)	198	197
Orange PLC
8.750% due 06/01/2006	360	418
Pacific Bell
7.000% due 07/15/2004	50	52
Pacific Gas & Electric Co.
5.875% due 10/01/2005	100	101
7.250% due 08/01/2026	10,000	10,425
7.958% due 10/31/2049 (a)	33,700	34,121
Progress Energy, Inc.
6.550% due 03/01/2004	$12,400	$12,651
Sprint Capital Corp.
5.700% due 11/15/2003	41,030	41,167
7.900% due 03/15/2005	24,000	25,933
7.125% due 01/30/2006	5,140	5,648
6.000% due 01/15/2007	141,170	152,055
6.125% due 11/15/2008	17,610	19,036
6.375% due 05/01/2009	5,000	5,444
7.625% due 01/30/2011	84,308	95,198
8.375% due 03/15/2012	117,498	138,858
6.900% due 05/01/2019	51,460	52,909
6.875% due 11/15/2028	83,275	81,495
8.750% due 03/15/2032	145,535	173,537
Telekomunikacja Polska S.A.
7.125% due 12/10/2003	13,000	13,050
Toledo Edison Co.
7.875% due 08/01/2004	500	525
TXU Corp.
8.250% due 04/01/2004	2,000	2,064
7.000% due 03/15/2013	16,600	18,083
TXU Eastern Funding Co.
6.450% due 05/15/2005 (b)	15,270	1,871
U.S. West Communications, Inc.
6.000% due 08/01/2007	2,070	2,044
United Telecom, Inc.
6.890% due 07/01/2008 (c)	700	768
United Telephone Company of the Northwest
6.890% due 07/01/2008 (c)(n)	2,760	3,013
Verizon North, Inc.
5.634% due 01/01/2021	3,000	2,876
5.604% due 01/01/2022	3,000	3,000
Wilmington Trust Co.
10.500% due 01/02/2007 (c)(n)	5,307	2,566
10.570% due 01/02/2007 (c)(n)	11,640	5,685
10.500% due 07/01/2008 (c)	322	363
Wilmington Trust Co. - Tucson Electric
10.370% due 01/02/2007 (c)(n)	6,458	3,062
WorldCom, Inc. - WorldCom Group
7.875% due 05/15/2003 (b)	3,700	1,230
6.250% due 08/15/2003 (b)	7,500	2,494
6.400% due 08/15/2005 (b)	12,100	4,023
7.375% due 01/15/2006 (b)	46,800	15,561
7.750% due 04/01/2007 (b)	2,000	665
8.250% due 05/15/2010 (b)	11,500	3,824
7.375% due 01/15/2011 (b)	21,150	7,032

		2,279,268

Total Corporate Bonds & Notes (Cost $8,417,028)		8,634,105

MUNICIPAL BONDS & NOTES 1.7%
Alabama 0.1%
Alabama State General Obligation Bonds, Series 2001
7.960% due 09/01/2021	13,228	13,788
Birmingham, Alabama General Obligation Bonds, (AMBAC Insured), Series 2002
5.000% due 12/01/2027	15,000	15,331
5.000% due 12/01/2032	10,000	10,198

		39,317

California 0.4%
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2033	14,200	14,339
California State Department of Water Resources Center Valley Project Revenue Bonds, Series 2000
8.990% due 12/01/2029 (a)	2,500	2,529
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	22,500	22,581
California State Tobacco Securitization Corp. Revenue Bonds, Series 2003-A1
6.250% due 06/01/2033	$179,010	$155,347
Contra Costa Water District Revenue Bonds, (FSA Insured), Series 2002
5.000% due 10/01/2032	4,235	4,275
Golden State Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.000% due 06/01/2021	4,100	4,029
6.750% due 06/01/2039	8,050	7,211
7.875% due 06/01/2042	5,000	5,058
La Quinta, California Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2001
5.100% due 09/01/2031	7,645	7,788
Los Angeles, California Unified School District General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2028	7,300	7,406
Madera Unified School District General Obligation Bonds, (FSA Insured), Series 2003
5.000% due 08/01/2028	2,260	2,287
Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	5,500	5,552
Orange County, California Water District Certificates of Participation, (MBIA Insured), Series 2003
5.000% due 08/15/2028	10,000	10,132
Sacramento, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 12/01/2027	2,950	2,992
San Francisco, California City & County Public Utilities Commission Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 11/01/2032	11,600	11,709
University of California Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 05/15/2033	5,000	5,049

		268,284

Colorado 0.0%
Colorado Springs, Colorado Utilities Revenue Bonds, Series 2002
5.000% due 11/15/2030	10,000	10,138
El Paso County Certificates of Participation, (AMBAC Insured), Series 2002
5.000% due 12/01/2023	2,000	2,074
5.000% due 12/01/2027	2,820	2,893

		15,105

Florida 0.1%
Florida State Board of Education General Obligation Bonds, Series 2003
5.000% due 06/01/2033	9,000	9,133
Florida State Board of Education General Obligation Bonds, (FSA Insured), Series 2002
5.000% due 06/01/2027	6,450	6,568
Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033 (d)	10,000	10,148

42	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Miami-Dade County School Board Certificates of Participation, (FGIC Insured), Series 2003
5.000% due 08/01/2029	$30,525	$30,973
Tampa, Florida Water & Sewer System Revenue Bonds, Series 2001
5.000% due 10/01/2026	5,000	5,087

		61,909

Illinois 0.2%
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	5,482
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2003
5.000% due 01/01/2027	1,000	1,018
5.000% due 01/01/2034	18,375	18,632
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	700	757
Chicago, Illinois Motor Fuel Tax Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2033	13,000	13,189
5.250% due 01/01/2028	3,000	3,135
Illinois Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 02/01/2033	20,775	21,067
Illinois Educational Facilities Authority Revenue Bonds, Series 2001
5.250% due 07/01/2041	5,000	5,091
Illinois Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	2,300	2,310
Illinois State General Obligation Bonds, (MBIA Insured), Series 2002
4.750% due 10/01/2027	25,795	25,253
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	29,075	27,059
Metropolitan Pier & Exposition Authority Ill Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	5,000	5,084
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
5.250% due 06/15/2042	9,000	9,282
State of Illinois General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 02/01/2020	1,000	1,058
State of Illinois General Obligation Bonds, (FSA Insured), Series 2002
5.100% due 04/01/2017	1,300	1,399
University of Illinois Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 04/01/2030	5,000	5,069

		144,885

Indiana 0.0%
Indianapolis, Indiana Local Public Improvement Tax
Allocation Bonds, (MBIA Insured), Series 2002
5.000% due 02/01/2029	5,000	5,097
IPS Multi-School Building Corp. Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 07/15/2027	$13,250	$13,537
Purdue University, Indiana Revenue Bonds, Series 2003 5.000% due 07/01/2029	3,500	3,532
Valparaiso Middle Schools Building Corp. Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 07/15/2024	3,500	3,586

		25,752

Iowa 0.0%
University of Iowa Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
4.750% due 06/01/2028	5,120	5,090

Kansas 0.0%
Johnson County Unified School District General Obligation Bonds, Series 2001
5.000% due 10/01/2010	5,000	5,654

Massachusetts 0.2%
Commonwealth of Massachusetts General Obligation Bonds (FSA Insured), Series 2002
5.500% due 11/01/2011	29,310	33,849
Massachusetts State Water Reserve Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 08/01/2032	63,000	63,578
Southbridge Associations Corp. Massachusetts Revenue Bonds, (MBIA-Insured), Series 2000
7.590% due 02/01/2022	31,105	37,098

		134,525

Michigan 0.1%
Allen Park, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	8,430	8,513
Detroit City School District General Obligation Bonds, (FGID Q-SBLF Insured), Series 2003
5.000% due 05/01/2033	15,000	15,159
Detroit, Michigan School District General Obligation Bonds, (FGIC Insured), Series 1998
4.750% due 05/01/2028	6,500	6,389
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	5,750	5,785
Grosse Pointe, Michigan Public School System General Obligation Bonds, Series 2002
4.875% due 05/01/2027	10,910	10,974
Michigan State Building Authority Revenue Bonds, (FSAInsured), Series 2002
5.000% due 10/15/2026	8,500	8,630
West Ottawa, Michigan Public School District General Obligation Bonds, (Q-SBLF Insured), Series 2002
5.000% due 05/01/2032	6,775	6,883

		62,333

Minnesota 0.0%
State of Minnesota General Obligation Bonds, Series 2003
5.000% due 08/01/2010	100	113

Montana 0.0%
Forsyth, Montana Pollution Control Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2031	7,500	7,591

Nebraska 0.0%
Nebraska American Public Energy Agency Revenue Bonds, (AMBAC Insured), Series 2000
7.780% due 12/01/2012	$2,374	$2,881
Nebraska Public Power District Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/01/2035	11,500	11,623

		14,504

Nevada 0.0%
Clark County, Nevada General Obligation Bonds, (FGIC Insured), Series 2001
5.000% due 06/01/2031	13,480	13,599
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	100	101

		13,700

New Jersey 0.2%
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 1978
5.800% due 01/01/2018	50	57
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
10.640% due 01/01/2018 (a)	2,875	3,734
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2003
5.000% due 06/15/2010	9,500	10,627
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	111,800	100,662
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2042	5,000	4,083
Tobacco Settlement Financing Corp. Revenue Bonds, Series 2003
6.125% due 06/01/2024	12,500	11,505

		130,668

New Mexico 0.0%
University of New Mexico Revenue Bonds, Series 2002
5.000% due 06/01/2032	5,000	5,024

New York 0.1%
Long Island College Hospital Revenue Bonds, (FHA Insured), Series 2000
8.900% due 08/15/2030	27,700	32,043
Metropolitan Transportation Authority Revenue Bonds, (FGIC Insured), Series 2001
5.000% due 11/15/2031	2,600	2,627
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FGIC Insured), Series 2003-E
5.000% due 06/15/2034	20,420	20,575
New York City, New York Municipal Water Finance Authority Revenue Bonds, (FSA-CR Insured), Series 2002
5.125% due 06/15/2034	3,500	3,570
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2002
5.000% due 06/15/2029	5,800	5,853
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024 (a)	500	585

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	43

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	$50	$50
5.000% due 03/15/2032	5,955	5,995
New York State Triborough Bridge and Tunnels Authority Revenue Bonds, Series 2002
5.000% due 11/15/2032	19,315	19,469
New York State Urban Development Corp. Revenue Bonds, (FSA Insured), Series 1994
6.500% due 01/01/2010	100	121
New York, New York General Obligation Bonds, (FGIC Insured), Series 1998
5.250% due 08/01/2010	4,000	4,490

		95,378

North Carolina 0.0%
Durham County, North Carolina General Obligation Revenue Bonds, Series 2002
8.710% due 04/01/2021 (a)	2,733	3,071

Ohio 0.0%
Ohio State Higher Education Facilities Revenue Bonds, Series 2003
5.000% due 10/01/2033	6,250	6,304

Pennsylvania 0.0%
Lower Merion, Pennsylvania School District General Obligation Bonds, Series 2003
5.000% due 05/15/2029	11,975	12,213

South Carolina 0.0%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	12,315	12,107
South Carolina State Public Services Authority Revenue Bonds, (FSA Insured), Series 2002
5.125% due 01/01/2032	17,000	17,360

		29,467

Texas 0.2%
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 11/15/2028	3,875	3,913
County of Montgomery, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 03/01/2026	16,000	16,215
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,540	2,565
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 2002
5.000% due 12/01/2030	5,000	5,036
Killeen, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
4.750% due 02/15/2028	12,000	11,846
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	1,800	1,820
Northwest, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2028	100	101
Pflugerville, Texas General Obligation Bonds, (AMBAC Insured), Series 2003
5.000% due 08/01/2027	$2,915	$2,953
5.000% due 08/01/2033	5,000	5,046
San Antonio, Texas Water Revenue Bonds, (FSA Insured), Series 2002
5.000% due 05/15/2032	5,000	5,031
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2028	20,300	20,583
5.000% due 08/15/2033	45,100	45,342
Wylie, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 08/15/2030	5,575	5,643

		126,094

Utah 0.0%
Utah Transit Authority Revenue Bonds, (FSA Insured), Series 2002
5.000% due 06/15/2032	4,000	4,041

Washington 0.1%
Seattle, Washington Water System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 09/01/2033	12,660	12,748
Tacoma, Washington Water Supply System Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/01/2032	7,550	7,599
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	100	88
Washington Energy Northwest Revenue Bonds, Series 2003
5.500% due 07/01/2015	29,800	33,835
Washington State General Obligation Bonds, (MBIA Insured), Series 2002
5.000% due 07/01/2027	10,000	10,117

		64,387

Wisconsin 0.0%
Wisconsin State Clean Water Revenue Bonds, Series 2002
9.170% due 06/01/2023 (a)	7,993	9,036

Total Municipal Bonds & Notes (Cost $1,297,011)		1,284,445

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
1.875% due 12/15/2004	720	725
2.375% due 04/13/2006	50	50
5.000% due 01/20/2007	150	152
5.250% due 03/22/2007	74,873	76,352
6.500% due 12/19/2007	1,000	1,013
6.250% due 02/17/2011	4,475	4,550
Federal Home Loan Bank
3.625% due 10/15/2004	230	236
3.250% due 08/15/2005	200	206
Freddie Mac
2.150% due 01/21/2005	55	55
4.050% due 06/21/2005	435	444
2.500% due 07/28/2005	35	35
9.000% due 09/15/2008	37	38
Small Business Administration
8.017% due 02/10/2010	76,127	86,398
7.449% due 08/01/2010	92,840	103,556
6.640% due 02/01/2011	18,782	20,389
6.344% due 08/10/2011	5,277	5,660
6.030% due 02/01/2012	$34,127	$36,074
4.524% due 02/10/2013	32,846	32,316
7.700% due 07/01/2016	452	510
6.950% due 11/01/2016	3,096	3,434
6.700% due 12/01/2016	11,290	12,449
7.150% due 03/01/2017	4,941	5,523
7.500% due 04/01/2017	3,468	3,907
7.190% due 12/01/2019	390	441
7.630% due 06/01/2020	17,912	20,543
6.900% due 12/01/2020	8,582	9,614
5.340% due 11/01/2021	14,731	15,520

Total U.S. Government Agencies (Cost $413,008)		440,190

U.S. TREASURY OBLIGATIONS 9.7%
Treasury Inflation Protected Securities (f)
3.375% due 01/15/2007	298,179	328,090
3.625% due 01/15/2008	217,529	244,142
3.875% due 01/15/2009	1,611,747	1,841,674
4.250% due 01/15/2010	612,074	718,613
3.500% due 01/15/2011	918,506	1,039,635
3.375% due 01/15/2012	321,722	362,138
3.000% due 07/15/2012	1,316,111	1,441,965
1.875% due 07/15/2013	280,250	278,849
3.625% due 04/15/2028	87,876	105,919
3.875% due 04/15/2029	641,489	808,177
3.375% due 04/15/2032	321	385
U.S. Treasury Strip
0.000% due 11/15/2003	75	75
U.S. Treasury Notes
3.250% due 12/31/2003	100	101
5.875% due 02/15/2004	300	305
5.250% due 05/15/2004	270	277

Total U.S. Treasury Obligations (Cost $6,987,114)		7,170,345

MORTGAGE-BACKED SECURITIES 40.7%
Collateralized Mortgage Obligations 10.7%
ABN AMRO Mortgage Corp.
6.500% due 06/25/2029 (a)	4,117	4,166
American Southwest Financial Securities Corp.
7.248% due 11/25/2038 (a)	45,608	49,715
Amresco Commercial Mortgage Funding I
7.180% due 06/17/2029	240	250
Aurora Loan Services
1.810% due 05/25/2030 (a)	2,920	2,899
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	6,522	6,523
6.250% due 08/25/2028	12,084	12,259
6.500% due 05/25/2029 (a)	19,417	19,412
6.178% due 07/25/2031 (a)	117	117
6.346% due 07/25/2032 (a)	31,326	32,068
5.796% due 10/20/2032 (a)	708	724
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)	45,585	46,248
6.747% due 02/25/2031 (a)	1,936	1,968
6.859% due 02/25/2031 (a)	1,923	1,951
6.745% due 06/25/2031 (a)	7,920	8,115
6.688% due 09/25/2031 (a)	21	21
6.611% due 11/25/2031 (a)	4,230	4,261
6.755% due 11/25/2031 (a)	3,236	3,252
6.003% due 12/25/2031 (a)	13,426	13,398
6.067% due 12/25/2031 (a)	23,383	23,450
6.129% due 12/25/2031 (a)	36,992	37,101
6.156% due 12/25/2031 (a)(n)	121	121
6.141% due 01/25/2032 (a)	51,238	51,153
6.317% due 02/25/2032 (a)	11,716	11,751
6.023% due 06/25/2032 (a)	107	109
6.137% due 08/25/2032 (a)	14,061	14,332
5.372% due 10/25/2032 (a)	36,153	37,282

44	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

5.681% due 01/25/2033 (a)	$60,635	$60,974
5.415% due 03/25/2033 (a)	54,204	55,898
5.468% due 03/25/2033 (a)	75,250	76,796
Bear Stearns Commercial Mortgage Securities, Inc.
5.910% due 05/14/2008	94	102
5.060% due 12/15/2010	31,067	33,018
7.000% due 02/25/2028 (a)	516	516
6.750% due 04/30/2030	49	48
7.000% due 05/20/2030 (a)	50,230	57,393
Bear Stearns Mortgage Securities, Inc.
4.751% due 06/25/2030 (a)	2,334	2,257
Capco America Securitization Corp.
5.860% due 12/15/2007	30	32
Cendant Mortgage Corp.
6.417% due 11/18/2028 (a)	4,361	4,390
1.760% due 08/25/2030 (a)	198	199
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	29	29
Chase Mortgage Finance Corp.
6.750% due 03/25/2025 (a)	7,946	7,944
6.750% due 10/25/2028	15,172	15,169
6.500% due 02/25/2029	12,432	12,572
6.068% due 12/25/2029 (a)	2,695	2,714
6.221% due 12/25/2029 (a)	25,459	25,770
Chemical Mortgage Securities, Inc.
7.250% due 01/25/2026	222	222
Citicorp Mortgage Securities, Inc.
6.250% due 04/25/2024	9,080	9,150
6.250% due 08/25/2024	75	76
7.250% due 10/25/2027	1,342	1,341
6.750% due 09/25/2028	3,496	3,527
6.500% due 10/25/2028	11,093	11,153
7.000% due 09/25/2030	1,263	1,262
7.000% due 02/25/2031	2,998	2,998
6.500% due 03/25/2031	2,795	2,802
7.000% due 03/25/2031	8,520	8,628
6.000% due 06/25/2032	4,801	4,848
CMC Securities Corp.
7.250% due 11/25/2027	411	410
6.750% due 05/25/2028	684	687
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	2,178	2,181
Collateralized Mortgage Securities Corp.
8.750% due 04/20/2019	134	135
8.800% due 04/20/2019	106	107
COMM Mortgage Trust
6.145% due 02/15/2008	8,419	8,989
Commercial Mortgage Acceptance Corp.
7.030% due 05/15/2009	75	87
Commercial Mortgage Asset Trust
6.975% due 04/17/2013	145	170
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	44,805	46,513
Countrywide Funding Corp.
6.625% due 02/25/2024	110	110
6.750% due 03/25/2024	9,551	9,572
Countrywide Home Loans, Inc.
6.250% due 08/25/2014 (a)	2,597	2,626
6.750% due 11/25/2028	1,874	1,873
6.500% due 01/25/2029	16,573	16,637
6.500% due 03/25/2029 (a)	14,039	14,036
6.015% due 07/19/2031 (a)	1,157	1,174
6.025% due 03/19/2032	6,771	6,971
5.345% due 09/19/2032 (a)	4,406	4,512
Credit-Based Asset Servicing & Securitization LLC
1.490% due 10/25/2028 (a)	3,824	3,832
1.520% due 09/25/2029 (a)	379	379
1.430% due 02/25/2030 (a)	14,400	14,355
1.450% due 01/25/2032 (a)	25,371	25,404
Crusade Global Trust
1.620% due 02/15/2030 (a)	25,730	25,768
CS First Boston Mortgage Securities Corp.
6.750% due 01/15/2008	$3,575	$3,575
7.290% due 09/15/2009	335	391
6.000% due 02/25/2017	5,964	6,092
6.000% due 06/25/2017	4,166	4,234
6.750% due 12/27/2028	15,514	16,115
7.500% due 03/25/2031	9,907	10,094
1.710% due 06/25/2031 (a)	9,274	9,314
1.660% due 11/25/2031 (a)	736	738
6.168% due 12/25/2031	16,946	17,258
1.510% due 02/25/2032 (a)	6,732	6,814
1.117% due 03/25/2032 (a)	7,230	7,039
1.271% due 03/25/2032 (a)	1,194	1,186
6.248% due 04/25/2032 (a)	27,607	28,427
1.500% due 05/25/2032 (a)	52,079	52,124
6.000% due 07/25/2032	2,336	2,348
5.500% due 09/25/2032	7,423	7,491
7.500% due 12/25/2032	124	132
6.000% due 01/25/2033	15,010	15,116
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	515	603
DLJ Mortgage Acceptance Corp.
7.580% due 02/12/2006 (a)	713	719
3.843% due 08/01/2021 (a)(c)(n)	2,263	2,261
8.000% due 03/25/2022	51	51
4.157% due 12/25/2022 (a)	388	388
6.405% due 03/25/2023 (a)	59	59
5.269% due 03/25/2024 (a)	53	53
4.360% due 05/25/2024 (a)	29	29
6.648% due 10/25/2024 (a)	151	152
1.610% due 06/25/2026 (a)	422	424
6.850% due 12/17/2027	34	34
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	190	192
Fannie Mae
7.000% due 05/25/2006	66	69
6.500% due 08/25/2007	598	602
6.740% due 08/25/2007	425	479
6.270% due 09/25/2007	3,000	3,327
7.000% due 10/25/2007	81	84
6.500% due 12/25/2007	1,870	1,898
6.250% due 01/25/2008	46,880	51,471
6.500% due 05/25/2008	219	228
15.112% due 09/25/2008 (a)	1,100	1,262
4.000% due 02/25/2009	28	28
6.000% due 02/25/2009	942	1,000
6.500% due 02/25/2009	13	14
6.500% due 03/25/2009	44	47
3.000% due 08/25/2009	65,266	66,332
5.000% due 01/25/2012	78	79
6.370% due 02/25/2013	28,500	31,940
6.500% due 04/25/2013	75	78
5.500% due 11/25/2013	175	177
8.000% due 12/25/2016 (a)	62	68
1.600% due 03/25/2017	1,634	1,645
11.000% due 11/25/2017	490	577
9.250% due 04/25/2018	60	68
9.300% due 05/25/2018	243	266
1.612% due 06/25/2018 (a)	1	1
9.500% due 06/25/2018	185	210
9.500% due 02/25/2019	537	609
9.500% due 06/25/2019	513	583
9.300% due 08/25/2019 (a)	22	25
9.000% due 11/25/2019	462	520
7.500% due 12/25/2019	6,638	7,284
9.000% due 12/25/2019	1,876	2,112
7.000% due 03/25/2020	364	394
9.500% due 03/25/2020	661	751
7.500% due 05/25/2020	771	844
9.000% due 05/25/2020	257	279
6.000% due 07/25/2020	32	32
9.000% due 09/25/2020	961	1,083
8.000% due 12/25/2020	$1,934	$1,942
8.750% due 01/25/2021	962	1,079
9.000% due 01/25/2021	1,703	1,917
9.000% due 03/25/2021	167	189
6.500% due 06/25/2021	2,122	2,239
8.000% due 07/25/2021	4,037	4,457
8.500% due 09/25/2021	1,408	1,571
7.000% due 10/25/2021	2,889	3,129
7.750% due 01/25/2022	6,913	7,605
6.250% due 03/25/2022	1,432	1,442
7.000% due 04/25/2022	11,258	11,883
7.375% due 05/25/2022	5,388	5,786
7.500% due 05/25/2022	837	894
7.000% due 06/25/2022	420	451
8.000% due 06/25/2022	3,400	3,774
7.000% due 07/25/2022	2,035	2,211
7.500% due 07/25/2022	400	437
8.000% due 07/25/2022	22,162	24,447
6.500% due 10/25/2022	3,042	3,140
7.800% due 10/25/2022	1,023	1,129
6.500% due 03/25/2023	530	539
7.000% due 03/25/2023	4,736	4,761
6.900% due 05/25/2023	194	204
7.000% due 06/25/2023	905	1,000
6.000% due 08/25/2023	15,533	16,371
7.400% due 09/25/2023	41	41
6.500% due 10/25/2023	10,404	10,601
6.750% due 10/25/2023	727	798
6.500% due 12/25/2023	187	195
5.000% due 01/25/2024	203	212
6.500% due 02/25/2024 (a)	5,150	5,654
6.000% due 06/25/2024	101	101
6.500% due 08/17/2024	17,000	18,562
4.750% due 01/25/2025	48	48
6.000% due 01/25/2025	61	61
1.450% due 02/25/2025 (a)	950	951
7.500% due 11/17/2025 (a)	289	305
6.500% due 05/25/2026	17	17
7.000% due 12/18/2026	16,308	17,421
6.000% due 12/25/2026	170	175
8.500% due 02/17/2027	1,283	1,392
6.000% due 03/25/2027	320	327
5.000% due 04/18/2027	271	277
6.000% due 05/17/2027	5,470	5,894
6.250% due 05/25/2027	1,808	1,810
7.000% due 06/18/2027	684	761
6.500% due 07/18/2027	209	219
7.500% due 08/20/2027	2,022	2,173
5.750% due 12/20/2027	7,235	7,493
7.000% due 12/20/2027	19,924	21,219
6.000% due 02/25/2028	200	210
1.510% due 04/18/2028 (a)	874	877
6.500% due 06/25/2028	4,425	4,610
6.000% due 07/18/2028	10,298	10,718
6.500% due 07/18/2028	67,412	71,232
9.379% due 09/25/2028 (a)	4,538	5,041
6.500% due 10/25/2028	23,212	24,300
6.000% due 12/25/2028	66	67
6.000% due 01/25/2029	13,019	13,202
6.000% due 02/25/2029	11,827	11,961
6.250% due 02/25/2029	3,500	3,674
6.290% due 02/25/2029	500	542
4.900% due 03/25/2029	48,057	49,486
7.500% due 04/25/2029	630	691
6.000% due 07/25/2029	10,383	10,587
6.000% due 08/25/2029	3,302	3,346
6.000% due 04/25/2030	582	598
7.500% due 06/19/2030	150	164
8.500% due 06/25/2030	13,169	15,262
6.500% due 07/25/2030	250	265
1.535% due 08/25/2030 (a)	11,111	11,185
1.485% due 09/25/2030 (a)	535	542

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	45

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

1.560% due 10/18/2030 (a)	$7,765	$7,810
7.000% due 11/25/2030	15,843	17,099
6.000% due 05/25/2031	38,936	40,312
6.500% due 07/25/2031	14,242	15,463
7.500% due 07/25/2031	590	648
6.500% due 09/25/2031	13,661	14,348
6.500% due 10/03/2031	11,326	12,425
6.500% due 10/25/2031	61,769	64,395
6.000% due 11/25/2031	40,068	40,518
6.500% due 11/25/2031	22,870	24,984
6.000% due 12/25/2031	37,199	37,351
6.500% due 06/25/2032	17,240	18,045
6.000% due 09/25/2032	11,325	11,488
6.500% due 01/01/2033	133,796	142,284
5.500% due 04/25/2033	15,990	14,662
6.390% due 05/25/2036	36,936	37,151
7.416% due 01/17/2037	16,532	18,021
6.500% due 06/17/2038	5,000	5,436
6.300% due 10/17/2038 (a)	19,353	20,568
6.500% due 10/25/2042	146,020	155,283
Federal Home Loan Bank
5.500% due 03/15/2015	21,511	21,941
Federal Housing Administration
8.450% due 07/01/2012 (n)	483	530
6.997% due 09/01/2019	1,917	1,910
7.430% due 01/01/2020 (n)	2,265	2,262
7.430% due 08/01/2020	393	392
7.430% due 12/01/2023	2,476	2,490
7.675% due 09/01/2030 (n)	5,776	6,472
7.125% due 12/01/2035 (n)	6,572	6,775
FFCA Secured Lending Corp.
7.850% due 10/18/2017	29,600	32,231
7.130% due 05/18/2026	9,318	9,061
7.270% due 09/18/2027	273	274
First Chicago Lennar Trust
8.111% due 05/25/2008 (a)(n)	275	260
First Horizon Asset Securities, Inc.
7.000% due 05/25/2030	45	46
6.750% due 02/25/2031	11,760	11,758
6.250% due 01/25/2032	28,921	29,905
First Interstate Bancorp
8.875% due 01/01/2009 (c)(n)	69	70
9.125% due 01/01/2009 (a)(c)(n)	4	4
First Nationwide Trust
6.500% due 03/25/2029	4,400	4,683
8.000% due 10/25/2030	169	169
6.750% due 08/21/2031	58,400	60,567
8.500% due 08/25/2031	332	346
1.710% due 09/25/2031 (a)	888	892
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	9,725	9,739
First Union Residential Securitization, Inc.
7.000% due 04/25/2025	159	160
Freddie Mac
6.750% due 10/15/2003 (a)	264	264
7.000% due 10/15/2003	38	38
10.150% due 04/15/2006	1	1
7.500% due 02/15/2007	187	191
7.500% due 04/01/2007	3	3
7.750% due 04/01/2007	1	1
8.000% due 10/01/2007	11	12
6.250% due 10/15/2007	1,762	1,787
6.500% due 09/15/2008	86	89
6.000% due 11/15/2008 (a)	147	155
6.200% due 12/15/2008	4,434	4,679
8.500% due 03/01/2009	53	57
6.000% due 03/15/2009	238	251
7.000% due 06/01/2010	4	5
6.000% due 11/15/2014	1,100	1,126
6.500% due 12/15/2014	570	583
6.000% due 06/15/2015	1,043	1,051
10.100% due 09/01/2016	211	237
5.000% due 09/15/2016	$53,521	$55,820
5.000% due 11/15/2016	86,471	90,143
10.000% due 11/15/2019	31	31
9.000% due 09/15/2020	19	19
7.000% due 10/15/2020	116	116
8.900% due 11/15/2020	4,058	4,063
9.500% due 11/15/2020	889	891
6.000% due 12/15/2020	68	68
7.000% due 12/15/2020	55	56
8.750% due 12/15/2020	389	389
9.000% due 12/15/2020	822	827
9.500% due 01/15/2021	655	656
8.000% due 04/15/2021 (a)	25	25
8.500% due 06/15/2021 (a)	7,301	7,492
6.950% due 07/15/2021	131	131
9.000% due 07/15/2021	789	835
6.950% due 08/15/2021	40	40
9.500% due 08/15/2021	501	503
4.500% due 09/15/2021	89	89
6.500% due 09/15/2021	273	273
7.000% due 09/15/2021	36	37
8.000% due 12/15/2021	5,698	5,977
8.250% due 06/15/2022	1,172	1,246
6.650% due 07/15/2022	105	106
7.000% due 07/15/2022	3,403	3,598
8.500% due 10/15/2022	1,899	1,931
6.000% due 11/15/2022	209	212
6.250% due 11/15/2022	200	207
6.500% due 11/15/2022	100	103
7.000% due 12/15/2022	9,788	9,978
7.500% due 01/15/2023	13,391	14,304
6.500% due 02/15/2023	701	715
6.250% due 04/15/2023	388	401
7.500% due 05/01/2023	219	236
7.000% due 07/15/2023	2,353	2,553
7.500% due 07/15/2023 (a)	238	243
6.500% due 08/15/2023	187	202
3.840% due 10/25/2023 (a)	3,467	3,579
7.410% due 10/25/2023 (a)	693	757
6.500% due 11/15/2023	6,607	6,655
6.500% due 01/15/2024	35	38
5.000% due 02/15/2024	116	119
6.500% due 03/15/2024	387	393
7.499% due 03/15/2024	1,409	1,410
8.000% due 04/25/2024	167	179
8.500% due 08/01/2024	414	452
6.500% due 09/15/2024	14	14
8.000% due 09/15/2024	15,609	17,029
8.500% due 11/01/2024	171	186
6.000% due 11/15/2024	91	92
6.000% due 12/15/2024	138	139
5.750% due 01/15/2025	185	187
5.000% due 03/15/2025	25,075	25,265
5.750% due 06/15/2025	100	102
6.500% due 03/15/2026	14	14
6.000% due 08/15/2026	601	606
4.362% due 10/01/2026 (a)	1,041	1,077
6.000% due 11/15/2026	550	566
6.250% due 11/15/2026	490	497
6.000% due 02/15/2027	156	160
6.000% due 03/15/2027	8,307	8,383
6.500% due 03/15/2027	9,766	9,799
7.500% due 03/17/2027	10,044	10,716
3.515% due 05/01/2027 (a)	67	70
5.500% due 06/15/2027	150	156
6.500% due 06/15/2027	12,279	13,094
7.500% due 06/20/2027	31,500	33,796
6.000% due 07/15/2027	100	102
6.500% due 08/15/2027	19,185	20,640
6.500% due 09/15/2027	52,022	52,977
6.500% due 10/15/2027	20,005	21,433
6.000% due 11/15/2027	665	695
5.750% due 01/15/2028	$19	$19
6.000% due 01/15/2028	212	215
6.500% due 01/25/2028	8,691	9,251
6.250% due 03/15/2028	10,000	10,658
6.000% due 04/15/2028	71,006	71,702
6.500% due 04/15/2028	162,908	173,016
6.500% due 05/15/2028	55,454	57,985
5.950% due 06/15/2028	31,031	31,400
6.500% due 06/15/2028	74,080	79,586
6.500% due 06/20/2028	28,108	30,238
6.500% due 07/15/2028	114,666	121,350
6.100% due 08/15/2028	2	2
6.500% due 08/15/2028	446,567	474,797
7.000% due 11/15/2028	8,379	8,931
6.000% due 12/01/2028	813	843
6.000% due 12/15/2028	53,731	55,579
6.250% due 12/15/2028	2,006	2,118
6.500% due 12/15/2028	8,526	9,093
6.000% due 01/15/2029	49,994	51,403
6.500% due 01/15/2029	28,380	30,239
6.000% due 02/15/2029 (a)	4,611	4,800
6.500% due 03/15/2029 (a)	58,753	61,857
6.500% due 04/15/2029	15,561	16,538
8.000% due 09/15/2029	9,566	10,889
1.460% due 12/15/2029 (a)	228	230
7.500% due 01/15/2030	8,109	8,814
7.250% due 05/15/2030	1,033	1,068
6.500% due 06/15/2030	10,962	11,229
7.500% due 07/15/2030	758	804
7.000% due 08/15/2030	9,585	10,124
7.500% due 08/15/2030	27,097	29,302
1.610% due 09/15/2030 (a)	1,323	1,330
7.000% due 09/15/2030 (a)	34,109	36,174
7.000% due 10/15/2030	22,487	23,880
7.500% due 10/15/2030	33,803	36,116
1.560% due 11/15/2030 (a)	230	232
6.500% due 04/15/2031	12,274	12,894
5.500% due 05/15/2031	880	897
6.000% due 06/15/2031	10,012	10,150
5.500% due 07/15/2031	12,787	13,054
6.500% due 08/15/2031	18,341	20,007
6.000% due 12/15/2031	10,769	11,380
6.500% due 02/15/2032	19,269	21,046
6.500% due 06/15/2032	18,336	19,797
3.500% due 07/15/2032	207	209
6.500% due 07/15/2032	10,728	11,628
4.076% due 08/15/2032 (a)	15,569	16,208
6.000% due 08/15/2032	23,516	23,755
6.000% due 09/15/2032	6,761	6,875
Fund America Investors Corp.
4.075% due 06/25/2023 (a)	1,001	989
GE Capital Mortgage Services, Inc.
6.500% due 05/25/2029	5,764	5,762
General Electric Capital Mortgage Services, Inc.
6.000% due 02/25/2024	6,081	6,159
6.350% due 05/25/2029	1,434	1,434
6.750% due 05/25/2029	8,892	8,890
6.500% due 07/25/2029 (a)	71,874	72,185
7.000% due 09/25/2029	7,227	7,225
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006	250	269
6.150% due 11/15/2007	115	122
6.974% due 05/15/2008	20,718	22,913
8.950% due 08/20/2017	213	237
6.570% due 09/15/2033	27,297	29,746
Goldman Sachs Mortgage Corp.
6.000% due 12/31/2007 (c)(n)	5,631	6,094
Government Lease Trust
6.390% due 05/18/2007	10,000	10,982
4.000% due 05/18/2011	35,750	34,363
6.480% due 05/18/2011	14,000	15,782

46	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Government National Mortgage Association
8.000% due 06/20/2025	$57	$62
7.000% due 10/20/2025 (a)	7,000	7,175
1.660% due 12/16/2025 (a)	611	615
6.750% due 05/16/2026	237	247
7.500% due 07/16/2027	22,655	24,329
6.500% due 04/20/2028	14,054	15,176
6.500% due 06/20/2028	44,048	46,761
6.750% due 06/20/2028	26,752	28,684
7.250% due 07/16/2028	30	32
6.500% due 07/20/2028	74,982	80,091
6.500% due 09/20/2028	48,973	52,304
4.500% due 11/16/2028	18,670	18,015
4.500% due 12/20/2028	12,272	11,864
6.500% due 01/20/2029 (a)	33,468	35,524
7.000% due 02/16/2029	6,815	7,423
6.500% due 03/20/2029 (a)	16,259	17,431
6.000% due 05/20/2029	12,832	13,722
7.500% due 11/20/2029	2,762	3,024
7.000% due 01/16/2030	7,868	8,497
1.610% due 02/16/2030 (a)	13,786	13,884
1.710% due 02/16/2030 (a)	12,162	12,273
1.760% due 02/16/2030 (a)	6,384	6,448
7.500% due 02/20/2030	25,861	28,091
1.510% due 06/20/2030 (a)	1,442	1,448
7.500% due 08/20/2030	13,269	14,024
1.610% due 09/20/2030 (a)	1,881	1,891
7.500% due 09/20/2030	6,180	6,678
1.560% due 10/16/2030 (a)	7,152	7,192
7.000% due 10/16/2030	30,508	32,045
6.500% due 03/20/2031	6,980	7,481
6.000% due 06/16/2032	19,206	20,655
6.000% due 07/20/2032	9,168	9,409
6.750% due 10/16/2040	28,658	30,873
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	15,700	17,424
6.624% due 05/03/2018 (a)	55,900	63,159
6.044% due 08/15/2018 (a)(n)	20,511	22,250
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	4,210	4,214
6.000% due 03/25/2032	2,692	2,760
G-Wing Ltd.
3.770% due 05/06/2004 (a)	32,892	32,645
Harborview Mortgage Loan Trust
7.470% due 08/19/2030	4,194	4,200
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	31	31
Home Savings of America
8.464% due 08/01/2006 (a)(n)	6	6
4.014% due 05/25/2027 (a)	929	926
Impac CMB Trust
1.455% due 12/15/2030 (a)	15,664	15,707
1.390% due 11/25/2031 (a)	12,199	12,219
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	20,874	21,581
Imperial Savings Association
8.208% due 01/25/2017 (a)	20	20
8.847% due 07/25/2017 (a)	55	55
Independent National Mortgage Corp.
2.710% due 07/25/2025 (a)	284	284
Indymac Adjustable Rate Mortgage Trust
6.681% due 08/25/2031 (a)	3,740	3,842
6.527% due 01/25/2032 (a)	22,639	23,093
6.596% due 01/25/2032 (a)	4,427	4,501
International Mortgage Acceptance Corp.
12.250% due 03/01/2014 (n)	124	132
J.P. Morgan Commercial Mortgage Finance Corp.
8.160% due 02/25/2028 (a)	1,615	1,836
7.069% due 09/15/2029	24	25
LB Commercial Conduit Mortgage Trust
6.330% due 11/18/2004	1	1
LB Mortgage Trust
8.399% due 01/20/2017 (a)(n)	$50,221	$55,987
Lehman Large Loan Trust
6.790% due 06/12/2004	19	19
Master Adjustable Rate Mortgages Trust
6.155% due 10/25/2032	25,393	26,076
Mellon Residential Funding Corp.
6.110% due 01/25/2029	6,267	6,317
4.214% due 07/25/2029 (a)	20,374	20,491
1.600% due 10/20/2029 (a)	30,358	30,431
Merrill Lynch Mortgage Investors, Inc.
6.738% due 06/15/2021 (a)	797	806
6.888% due 06/15/2021 (a)	2,997	3,238
7.148% due 06/15/2021 (a)	2,812	3,049
7.695% due 06/15/2021 (a)	624	680
1.410% due 01/20/2030 (a)	548	549
5.650% due 12/15/2030	2,270	2,354
MLCC Mortgage Investors, Inc.
1.360% due 09/15/2026 (a)	9,957	9,948
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005	28	28
6.190% due 01/15/2007	7,931	8,251
6.170% due 10/03/2008	750	833
6.160% due 04/03/2009 (a)	9,580	10,347
7.460% due 02/15/2020	1,041	1,041
6.220% due 06/01/2030	30	32
6.590% due 10/03/2030 (a)	2,387	2,448
Mortgage Capital Funding, Inc.
7.800% due 04/15/2006 (a)	500	565
7.008% due 09/20/2006	13,111	14,279
6.001% due 11/18/2031	46	49
NationsBanc Montgomery Funding Corp.
6.750% due 06/25/2028	3,834	3,875
6.500% due 07/25/2028	10,459	10,593
6.250% due 10/25/2028	4,345	4,441
Nationslink Funding Corp.
6.654% due 02/10/2006	20,624	22,146
1.470% due 04/10/2007 (a)	8,512	8,519
6.888% due 05/10/2007	420	472
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	10,334	10,879
Nomura Asset Securities Corp.
7.120% due 04/13/2036	460	510
Norwest Asset Securities Corp.
6.500% due 02/25/2029	30,507	30,500
6.200% due 04/25/2029 (a)	23,548	23,529
6.500% due 04/25/2029	13,979	13,976
6.500% due 06/25/2029 (a)	32,119	32,223
6.500% due 10/25/2029	1,377	1,382
7.000% due 11/25/2029	6,660	6,681
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	774	777
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	183	185
Paine Webber Mortgage Acceptance Corp.
6.000% due 04/25/2009	3,371	3,368
PHH Mortgage Services Corp.
7.142% due 11/18/2027 (a)	204	214
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	563	562
6.750% due 12/25/2027	3,935	3,930
6.925% due 02/25/2028	229	229
7.000% due 02/25/2028	2,773	2,773
7.000% due 05/25/2028	300	304
6.750% due 07/25/2028	959	979
6.750% due 09/25/2028	1,123	1,147
6.750% due 10/25/2028	5,347	5,426
6.750% due 12/25/2028	8,549	8,765
6.250% due 01/25/2029	6,062	6,148
6.500% due 01/25/2029	396	402
6.300% due 03/25/2029	9,955	10,233
6.200% due 06/25/2029 (a)	7,907	8,100
6.500% due 06/25/2029 (a)	$48,393	$49,779
7.000% due 06/25/2030	6,698	6,878
1.560% due 12/25/2030 (a)	790	791
7.500% due 02/25/2031	787	787
7.375% due 05/25/2040 (a)	124	126
PNC Mortgage Trust
8.250% due 03/25/2030	6,197	6,330
Prudential Home Mortgage Securities
7.400% due 11/25/2007	216	216
7.500% due 03/25/2008	1,518	1,549
6.500% due 07/25/2008	3,715	3,712
6.950% due 11/25/2022	130	130
6.500% due 01/25/2024	5	5
6.250% due 04/25/2024	14,672	15,049
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	5,651	6,051
Prudential-Bache Trust
8.400% due 03/20/2021	2,706	2,788
Regal Trust IV
3.630% due 09/29/2031 (a)(n)	8,090	7,591
Resecuritization Mortgage Trust
1.277% due 04/26/2021 (a)	6	6
6.750% due 06/19/2028	9,713	9,781
6.500% due 04/19/2029	1,633	1,648
Residential Accredit Loans, Inc.
7.500% due 08/25/2027 (a)	2,197	2,196
7.000% due 02/25/2028	13,178	13,365
6.500% due 12/25/2028	131	133
6.500% due 05/25/2029	1,782	1,819
Residential Asset Securitization Trust
5.180% due 01/25/2027	62	62
7.000% due 01/25/2028	4,236	4,234
6.750% due 03/25/2028	10,761	10,749
6.500% due 12/25/2028	306	308
6.750% due 03/25/2029	28	28
7.875% due 01/25/2030	157	161
8.000% due 02/25/2030	1,233	1,247
1.810% due 09/25/2030 (a)	2,070	2,077
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	166	170
8.000% due 01/25/2023	173	173
8.000% due 02/25/2023	235	235
7.500% due 12/25/2025	244	243
7.500% due 04/25/2027	311	311
7.250% due 08/25/2027	47	47
7.250% due 10/25/2027	1,789	1,787
7.000% due 11/25/2027	1,249	1,247
6.750% due 02/25/2028	1,855	1,854
6.750% due 06/25/2028	11,835	11,830
6.750% due 07/25/2028	4,613	4,611
6.750% due 08/25/2028	12,170	12,165
6.750% due 09/25/2028	19,140	19,136
6.500% due 10/25/2028	12,170	12,167
6.250% due 11/25/2028	1,201	1,200
6.500% due 12/25/2028	13,087	13,129
6.500% due 01/25/2029	64,031	64,934
6.500% due 03/25/2029	27,960	28,232
6.500% due 05/25/2029	11,964	12,010
6.500% due 06/25/2029 (a)	3,531	3,565
6.750% due 07/25/2029 (a)	17,447	17,548
7.000% due 10/25/2029	8,325	8,321
7.500% due 12/25/2030	300	300
6.339% due 06/25/2031 (a)	1,324	1,323
6.500% due 03/25/2032	4,662	4,739
5.634% due 09/25/2032 (a)	57,372	58,241
6.000% due 09/25/2032	1,937	1,966
6.250% due 09/25/2032	4,150	4,160
Resolution Trust Corp.
4.834% due 05/25/2029 (a)	1,049	1,048
6.133% due 05/25/2029 (a)(n)	1,225	1,199
7.551% due 05/25/2029 (a)	724	723

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	47

Schedule of Investments

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	$1,368	$1,440
Ryland Acceptance Corp.
11.500% due 12/25/2016	28	29
Ryland Mortgage Securities Corp.
8.200% due 06/25/2021	19	19
4.398% due 08/25/2022 (a)	637	643
SACO I, Inc.
7.635% due 07/25/2030 (a)	291	292
1.500% due 10/25/2030 (a)(n)	2,414	2,402
1.540% due 09/25/2040 (a)	50	50
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(n)	108	106
3.936% due 10/25/2023 (a)	39	38
6.103% due 03/25/2024 (a)	92	92
5.645% due 07/01/2024 (a)	854	852
7.204% due 09/25/2024 (a)	92	92
6.113% due 10/25/2024 (a)	65	65
1.610% due 11/25/2024	837	831
6.236% due 11/25/2024 (a)	143	142
1.450% due 04/25/2029 (a)	166	165
1.490% due 04/25/2029 (a)	272	273
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	764	772
Sears Mortgage Securities
12.000% due 02/25/2014	246	247
Securitized Asset Sales, Inc.
5.034% due 06/25/2023 (a)	108	108
4.551% due 10/25/2023 (a)	106	106
4.231% due 11/26/2023 (a)	343	343
Sequoia Mortgage Trust
2.160% due 10/25/2024 (a)	33,636	33,884
1.460% due 10/19/2026	2,163	2,200
1.680% due 06/20/2032 (a)	1,228	1,221
1.450% due 07/20/2033 (a)	976	970
Small Business Administration
7.540% due 08/10/2009	63,399	70,933
7.640% due 03/10/2010	52,281	58,616
7.452% due 09/01/2010	30,524	34,011
6.340% due 03/01/2021	27,825	30,509
5.130% due 09/01/2023 (n)	9,272	9,510
Structured Asset Mortgage Investments, Inc.
5.191% due 05/25/2022 (n)	6,353	6,247
6.872% due 06/25/2028 (a)	1,238	1,267
6.250% due 11/25/2028	14,321	14,476
6.502% due 06/25/2029 (a)	5,106	5,135
7.121% due 02/25/2030 (a)	488	498
6.750% due 05/02/2030 (n)	11,586	12,147
7.260% due 04/25/2032	10,873	11,213
1.440% due 09/19/2032 (a)	112,556	112,129
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	10,137	9,105
Structured Asset Securities Corp.
7.000% due 02/25/2016	4,008	4,059
7.500% due 07/25/2016	9,613	9,879
1.410% due 10/25/2027 (a)	647	647
7.000% due 12/25/2027 (a)	1,244	1,243
7.750% due 02/25/2028	27	27
6.750% due 07/25/2029	568	569
1.710% due 11/25/2030 (a)	1,229	1,228
1.560% due 05/25/2031 (a)	759	760
5.800% due 09/25/2031	6,331	6,390
6.500% due 09/25/2031 (a)	34,532	35,170
6.600% due 12/25/2031	2,315	2,343
6.250% due 01/25/2032	81,288	83,613
1.400% due 02/25/2032 (a)	83,911	83,763
6.143% due 02/25/2032 (a)	33,226	34,278
2.887% due 05/25/2032 (a)	2,222	2,233
1.852% due 07/25/2032 (a)	871	878
6.150% due 07/25/2032 (a)	46,648	47,490
6.000% due 09/25/2032	65	66
5.500% due 10/25/2032	4,923	5,014
5.450% due 03/25/2033 (a)	$31,468	$31,566
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024 (a)	46	47
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	49,095	48,334
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)	6,921	6,927
Torrens Trust
1.366% due 07/15/2031 (a)	14,636	14,658
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,283
6.800% due 01/25/2028	15,000	15,727
United Mortgage Securities Corp.
4.294% due 06/25/2032 (a)	9,705	9,721
4.967% due 09/25/2033 (a)	498	504
Vendee Mortgage Trust
6.500% due 05/15/2020	21,716	22,406
6.500% due 09/15/2024	23,603	25,018
6.823% due 01/15/2030 (a)	9,076	9,444
Washington Mutual Mortgage Securities Corp.
6.010% due 04/25/2031 (a)	1,294	1,294
5.530% due 07/25/2032 (a)	5,374	5,521
5.207% due 10/25/2032 (a)	92,869	94,346
5.750% due 12/25/2032	144	146
5.060% due 05/25/2033 (a)	17,135	17,600
6.018% due 10/19/2039 (a)	678	677
6.252% due 10/19/2039 (a)	28,385	28,465
6.393% due 10/19/2039	45,323	45,320
3.247% due 12/25/2040 (a)	17,286	17,230
3.956% due 01/25/2041 (a)	24,899	24,851
Wells Fargo Mortgage-Backed Securities Trust
6.250% due 12/25/2016	279	283
7.000% due 03/25/2031	582	582
6.431% due 10/25/2031 (a)	3,071	3,082
6.561% due 10/25/2031 (a)	363	364
6.573% due 10/25/2031 (a)	3,142	3,142
5.943% due 01/25/2032	5,752	5,737
6.029% due 01/25/2032 (a)	7,800	7,798
5.107% due 09/25/2032 (a)	29,787	30,081
5.000% due 01/25/2033	164	164
5.500% due 01/25/2033	468	472

		7,861,493

Fannie Mae 24.7%
2.839% due 10/01/2040 (a)	7,695	7,816
2.849% due 10/01/2030 - 09/01/2040 (a)(e)	10,163	10,318
2.948% due 10/01/2030 - 10/01/2040 (a)(e)	13,942	14,155
3.091% due 02/01/2020	58	59
3.298% due 11/01/2023 (a)	74	76
3.372% due 09/01/2022 (a)	382	389
3.401% due 09/01/2017 (a)	2,333	2,337
3.460% due 05/01/2022 - 03/01/2033 (a)(e)	585	593
3.468% due 09/01/2024 (a)	637	645
3.492% due 04/01/2027 (a)	31	32
3.500% due 10/01/2023 (a)	135	139
3.522% due 05/01/2023 (a)	348	360
3.581% due 09/01/2022 (a)	344	350
3.642% due 05/01/2024 (a)	872	906
3.700% due 11/01/2024	6,996	7,099
3.713% due 06/01/2024 (a)	250	257
3.789% due 10/01/2024 (a)	134	139
3.838% due 05/01/2025 (a)	991	1,027
3.853% due 07/01/2024 (a)	1,880	1,944
3.887% due 08/01/2025	3,204	3,263
3.915% due 04/01/2024	1,404	1,424
3.922% due 11/01/2025 (a)	1,390	1,432
3.942% due 08/01/2027 (a)	9,074	9,285
4.000% due 08/01/2018	995	981
4.028% due 05/01/2026 (a)	165	171
4.043% due 08/01/2026 (a)	583	604
4.094% due 01/01/2026 (a)	$315	$327
4.098% due 12/01/2023 (a)	412	422
4.130% due 06/01/2023 (a)	486	496
4.156% due 03/01/2025 (a)	2,683	2,774
4.189% due 11/01/2025 (a)	672	694
4.199% due 11/01/2025 - 04/01/2027 (a)(e)	858	885
4.200% due 12/01/2023 (a)	325	334
4.243% due 03/01/2026 (a)	272	278
4.258% due 10/01/2027 (a)	1,516	1,570
4.262% due 01/01/2024 (a)	262	269
4.266% due 11/01/2025 (a)	135	139
4.300% due 09/01/2025 (a)	428	442
4.315% due 01/01/2024 (a)	263	269
4.330% due 02/01/2026 (a)	174	179
4.348% due 01/01/2024 (a)	413	425
4.357% due 09/01/2023 (a)	860	892
4.366% due 12/01/2023 (a)	56	57
4.372% due 10/01/2024 (a)	282	293
4.373% due 11/01/2023 (a)	352	361
4.416% due 01/01/2018 (a)	696	715
4.454% due 09/01/2024 (a)	908	938
4.482% due 10/01/2023 (a)	81	83
4.486% due 02/01/2028 (a)	98	100
4.500% due 05/01/2018	94	95
4.597% due 12/01/2023 (a)	298	305
4.608% due 04/01/2026 (a)	325	334
4.617% due 12/01/2027 (a)	1,880	1,945
4.632% due 02/01/2028 (a)	247	253
4.710% due 11/01/2023 (a)	38	39
4.894% due 05/01/2030 (a)	79	82
4.918% due 08/01/2023 (a)	141	142
5.000% due 02/01/2013 - 06/01/2033 (e)(n)	2,861,529	2,933,546
5.086% due 10/01/2024 (a)	46	47
5.092% due 02/01/2033	218	226
5.350% due 09/01/2027 (a)	157	163
5.500% due 03/01/2006 - 04/01/2033 (a)(e)	2,322,126	2,405,260
5.570% due 07/01/2019 (a)	285	295
5.936% due 12/01/2031	5,494	6,060
6.000% due 11/01/2003 - 10/15/2033 (e)	12,047,378	12,463,961
6.048% due 01/01/2011	146	166
6.090% due 12/01/2008	47	52
6.133% due 09/01/2029 (a)	114	117
6.150% due 08/01/2027 (a)	439	453
6.210% due 08/01/2010	49,070	54,984
6.255% due 09/01/2013	64,000	71,737
6.271% due 05/01/2023 (a)	833	854
6.420% due 12/01/2007	150	167
6.500% due 11/01/2003 - 01/01/2033 (e)	40,473	42,261
6.530% due 10/01/2013	4,174	4,677
6.550% due 01/01/2008	901	1,006
6.555% due 08/01/2028	2,164	2,313
6.730% due 11/01/2007	1,080	1,210
6.900% due 06/01/2007	337	371
6.982% due 06/01/2007	395	437
7.000% due 10/01/2003 - 06/01/2032 (a)(e)	13,702	14,446
7.040% due 03/01/2007	51	57
7.250% due 01/01/2008 - 01/01/2023 (e)	5,162	5,493
7.347% due 10/01/2009	484	559
7.364% due 06/01/2030 (a)	2,780	2,870
7.460% due 08/01/2029	3,840	4,343
7.500% due 10/01/2010 - 03/01/2032 (a)(e)	7,634	8,441
7.750% due 06/01/2009	91	97
7.780% due 01/01/2018	2,179	2,636
7.850% due 07/01/2018	6,477	7,845

48	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.920% due 03/01/2018	$2,687	$3,287
7.980% due 05/01/2030	6,534	6,960
8.000% due 12/01/2007 - 06/01/2032 (e)	6,975	7,525
8.060% due 04/01/2030	1,816	1,915
8.080% due 04/01/2030	995	1,050
8.250% due 10/01/2008 - 03/01/2030 (e)	1,877	2,264
8.490% due 06/01/2025	959	1,029
8.500% due 11/01/2004 - 10/01/2032 (e)	22,485	24,261
9.000% due 10/01/2004 - 12/01/2027 (e)	2,687	2,941
9.500% due 12/01/2006 - 07/01/2026 (e)	3,456	3,817
9.750% due 11/01/2008	6	6
10.000% due 02/01/2005 - 05/01/2022 (e)	608	684
10.500% due 11/01/2013 - 04/01/2022 (e)	211	236
11.000% due 11/01/2013 - 11/01/2020 (e)	121	138
11.500% due 08/20/2016 - 11/01/2019 (e)	31	36
12.000% due 05/01/2016	4	4
12.500% due 10/01/2015	16	19
13.250% due 09/01/2011	7	8
14.500% due 01/01/2013	3	3
14.750% due 08/01/2012	90	109
15.000% due 10/01/2012 (a)	154	185
15.500% due 10/01/2012 - 12/01/2012 (e)	9	10
15.750% due 12/01/2011 - 08/01/2012 (e)	60	73
16.000% due 09/01/2012	66	79

		18,175,727

Federal Housing Administration 0.4%
4.918% due 11/01/2019	111	111
6.755% due 03/01/2041	16,005	16,764
6.780% due 07/25/2040	7,533	8,153
6.790% due 05/01/2039	10,662	10,023
6.830% due 12/01/2039 (n)	3,432	3,901
6.875% due 11/01/2015	2,636	2,647
6.880% due 10/01/2040 - 02/01/2041 (e)	21,437	22,547
6.896% due 07/01/2020	15,892	15,822
6.900% due 12/01/2040	22,594	23,654
6.930% due 07/01/2014 - 01/01/2036 (e)(n)	7,054	7,548
6.960% due 05/01/2016	6,694	6,661
7.050% due 03/25/2040	86	92
7.110% due 05/01/2019	3,364	3,355
7.125% due 03/01/2034	4,313	4,456
7.211% due 12/01/2021	1,040	1,037
7.250% due 06/01/2040	8,185	9,220
7.310% due 06/01/2041	23,407	24,752
7.315% due 08/01/2019	17,087	17,049
7.350% due 11/01/2020	3,070	3,062
7.375% due 02/01/2018 - 02/01/2022 (e)	4,881	4,873
7.400% due 01/25/2020 - 02/01/2021 (e)	10,937	10,944
7.430% due 12/01/2016 - 06/25/2024 (e)	63,999	63,925
7.450% due 05/01/2021 - 10/01/2023 (e)	7,687	7,701
7.460% due 01/01/2023	1,218	1,220
7.465% due 11/01/2019	12,460	12,491
7.500% due 03/01/2032	3,318	3,329
7.580% due 12/01/2040	7,350	7,863
7.630% due 08/01/2041	17,615	16,849
7.650% due 11/01/2018	122	118
7.780% due 11/01/2040	$7,347	$8,108
8.250% due 01/01/2041	4,683	4,854
8.375% due 02/01/2012	309	294

		323,423

Freddie Mac 3.4%
1.510% due 06/15/2031 (a)	4,773	4,815
2.750% due 06/01/2017 (a)	9	9
2.875% due 04/01/2017 (a)	16	16
3.348% due 07/01/2022 (a)	351	364
3.481% due 10/01/2023 (a)	73	74
3.500% due 08/01/2024 (a)	109	113
3.719% due 08/01/2023 (a)	301	312
3.777% due 09/01/2023 (a)	1,561	1,614
3.849% due 03/01/2024	711	733
3.873% due 04/01/2023 (a)	102	104
3.928% due 11/01/2026 (a)	2,459	2,549
3.943% due 07/01/2025 (a)	2,950	3,052
3.972% due 07/01/2023 (a)	775	794
3.975% due 09/01/2023 (a)	2,976	3,082
3.982% due 10/01/2023 (a)	458	463
3.985% due 05/01/2023 (a)	436	445
3.997% due 05/01/2023 (a)	335	346
4.080% due 09/01/2028	18	19
4.172% due 12/01/2022 (a)	86	88
4.250% due 01/01/2019 (a)	2	2
4.283% due 06/01/2024 (a)	1,234	1,279
4.295% due 04/01/2024 (a)	2,573	2,662
4.316% due 06/01/2022 (a)	184	190
4.331% due 01/01/2028 (a)	49	51
4.350% due 08/01/2023 (a)	3,286	3,394
4.365% due 11/01/2023 (a)	33	34
4.368% due 07/01/2027 (a)	74	77
4.372% due 10/01/2023 - 04/01/2029 (a)(e)	690	714
4.374% due 05/01/2023 (a)	320	330
4.385% due 10/01/2023 (a)	659	682
4.397% due 08/01/2023 (a)	113	117
4.401% due 09/01/2023 (a)	464	480
4.424% due 08/01/2023 (a)	3	3
4.461% due 01/01/2024 (a)	140	145
4.484% due 06/01/2024 (a)	510	530
4.498% due 07/01/2024 (a)	593	614
4.505% due 08/01/2023 (a)	2,026	2,095
4.523% due 07/01/2023 (a)	171	178
4.572% due 10/01/2023 (a)	435	451
4.621% due 01/01/2024 (a)	140	145
4.635% due 12/01/2023 (a)	384	397
4.825% due 12/01/2026 (a)	2,254	2,301
4.830% due 06/01/2022 (a)	437	452
5.000% due 02/01/2007 - 10/20/2018 (e)	315,356	322,945
5.500% due 10/01/2008 - 10/15/2033 (a)(e)	4,444	4,578
5.738% due 07/01/2032	61	63
5.875% due 09/01/2018 (a)	305	311
6.000% due 01/01/2011 - 10/15/2033 (e)	1,797,100	1,859,661
6.032% due 11/01/2028 (a)	5,393	5,579
6.500% due 05/01/2005 - 10/15/2033 (a)(e)(n)	203,184	212,313
6.775% due 11/01/2003 (n)	17	17
7.000% due 11/01/2003 - 03/01/2032 (e)	55,258	58,603
7.250% due 11/01/2008	34	36
7.271% due 09/01/2027 (a)	624	644
7.500% due 11/01/2003 - 10/01/2030 (e)	1,363	1,449
7.645% due 05/01/2025	3,524	4,226
7.826% due 07/01/2030 (a)	7,613	7,882
8.000% due 10/01/2003 - 09/01/2024 (e)	1,365	1,457
8.250% due 08/01/2007 - 12/01/2009 (e)	$66	$70
8.500% due 04/01/2004 - 06/01/2030 (e)	1,443	1,568
8.750% due 04/01/2009 - 12/01/2010 (e)	17	19
9.000% due 07/01/2004 - 07/01/2030 (e)	367	397
9.250% due 10/01/2009 - 11/01/2013 (e)	6	7
9.500% due 09/01/2004 - 12/01/2022 (a)(e)	450	499
9.750% due 11/01/2004 - 11/01/2008 (e)	3	4
10.000% due 06/01/2004 - 03/01/2021 (e)	320	353
10.250% due 04/01/2009 - 07/01/2009 (e)	410	452
10.500% due 10/01/2017 - 01/01/2021 (e)	133	152
10.750% due 09/01/2009 - 12/01/2015 (a)(e)	170	188
11.000% due 04/01/2010 - 05/01/2020 (e)	292	327
11.250% due 10/01/2009 - 09/01/2015 (e)	10	12
11.500% due 01/01/2018	23	26
12.500% due 12/01/2012 (a)	8	9
13.250% due 10/01/2013	71	83
14.000% due 04/01/2016	9	11
15.500% due 08/01/2011 - 11/01/2011 (e)	7	8
16.250% due 05/01/2011	1	2

		2,520,266

Government National Mortgage Association 1.5%
3.500% due 02/20/2032 (a)	10,460	10,510
4.000% due 02/20/2016 - 11/20/2032 (a)(e)	40,632	41,207
4.250% due 01/20/2028 - 03/20/2030 (a)(e)	41,253	42,108
4.375% due 02/20/2018 - 03/20/2028 (a)(e)	100,398	102,723
4.500% due 05/20/2028 - 05/20/2030 (a)(e)	38,784	39,227
5.000% due 04/20/2028 - 09/15/2033 (a)(e)	44,311	45,181
5.375% due 05/20/2017 - 05/20/2028 (a)(e)	123,240	126,336
5.500% due 02/15/2033 - 06/15/2033 (e)	2,981	3,060
5.625% due 12/20/2015 - 12/20/2027 (a)(e)	97,483	101,445
5.650% due 10/15/2012	8	9
5.750% due 08/20/2020 - 09/20/2027 (a)(e)	132,555	135,514
5.875% due 04/20/2023 (a)	51	52
6.000% due 10/15/2008 - 02/15/2033 (a)(e)	37,866	39,760
6.250% due 08/20/2027 (a)	9	9
6.500% due 10/15/2008 - 09/15/2040 (a)(e)	257,814	272,636
6.625% due 01/15/2040	9,453	10,644
6.670% due 08/15/2040	946	1,072
6.750% due 07/15/2031 (n)	1,444	1,570
6.800% due 05/15/2040	2,949	3,364
6.875% due 02/15/2040	982	1,122
7.000% due 11/15/2007 - 08/15/2042 (a)(e)	31,598	35,672
7.250% due 12/15/2022	574	612
7.500% due 04/15/2007 - 11/15/2042 (e)(n)	26,497	29,859

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	49

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.700% due 06/15/2031	$6,688	$7,747
8.000% due 08/15/2005 - 05/20/2031 (a)(e)	4,803	5,184
8.250% due 08/15/2004 - 05/15/2022 (e)	458	502
8.500% due 03/20/2006 - 04/15/2031 (e)	3,517	3,820
8.750% due 03/15/2007 - 07/15/2007 (e)	39	42
9.000% due 06/15/2006 - 08/15/2030 (a)(e)	2,887	3,194
9.250% due 03/15/2005 - 12/20/2016 (e)	31	34
9.500% due 04/15/2005 - 07/15/2025 (a)(e)	2,378	2,633
9.750% due 07/15/2004	8	8
10.000% due 08/20/2004 - 02/15/2025 (e)	1,971	2,234
10.250% due 02/20/2019	11	13
10.500% due 06/15/2004 - 09/15/2021 (a)(e)	234	265
11.000% due 05/15/2004 - 04/20/2019 (e)	114	126
11.500% due 04/15/2013 - 10/15/2015 (e)	57	66
12.000% due 11/15/2012 - 05/15/2016 (e)	205	236
12.500% due 01/15/2011	1	1
13.000% due 12/15/2012	12	14
13.500% due 10/15/2012 - 09/15/2014 (e)	51	61
15.000% due 08/15/2011 - 11/15/2012 (a)(e)	125	150
16.000% due 11/15/2011 - 05/15/2012 (a)(e)	102	124
17.000% due 11/15/2011 - 12/15/2011 (e)	41	50

		1,070,196

Stripped Mortgage-Backed Securities 0.0%
Fannie Mae (IO)
0.100% due 03/25/2009 (a)	8,000	120
5.500% due 06/25/2032	1,100	75
6.500% due 09/25/2008	199	21
6.500% due 10/25/2022	17	1
6.500% due 01/25/2023	1,228	34
7.475% due 02/25/2023 (a)	4,527	356
8.000% due 08/18/2027	55	10
22.425% due 09/25/2008	2	41
903.213% due 08/25/2021	1	28
1000.000% due 04/25/2022	1	20
Fannie Mae (PO)
0.000% due 09/01/2007	223	216
0.000% due 04/25/2018	7	6
0.000% due 01/25/2019	12	11
0.000% due 10/25/2019	7	6
0.000% due 08/25/2023	126	117
Freddie Mac (IO)
6.400% due 10/15/2008	15	1
6.500% due 11/15/2008	562	58
6.500% due 09/15/2023	67	7
7.000% due 08/15/2008	589	59
7.000% due 04/15/2023	378	11
7.000% due 06/15/2023	2,411	88
7.304% due 02/15/2008 (a)	140	11
8.375% due 09/15/2007 (a)	1,228	105
9.000% due 05/15/2022	26	3
82.576% due 08/15/2007	2	16
1007.500% due 02/15/2022	1	8
5884.500% due 01/15/2021	1	1
Paine Webber CMO Trust (IO)
1359.500% due 08/01/2019	1	18
Vendee Mortgage Trust (IO)
0.446% due 06/15/2023 (a)	$74,952	$1,118

		2,566

Total Mortgage-Backed Securities (Cost $29,435,277)		29,953,671

ASSET-BACKED SECURITIES 1.6%
Aames Mortgage Trust
1.470% due 06/15/2027 (a)	224	225
7.589% due 10/15/2029	65	68
ACE Securities Corp.
1.430% due 11/25/2028 (a)	213	213
1.692% due 06/25/2032 (a)	68,323	68,366
Advanta Mortgage Loan Trust
1.310% due 05/25/2027 (a)	667	667
1.485% due 11/25/2029 (a)	1,393	1,391
8.250% due 08/25/2030	7,954	8,853
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024 (a)	7,775	7,783
1.360% due 02/25/2025 (a)	4,905	4,901
American Express Master Trust
7.850% due 08/15/2005	220	234
American Stores Corp.
1.875% due 08/30/2004 (a)	20,000	19,872
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)	675	676
1.410% due 07/15/2030 (a)	1,457	1,459
1.380% due 08/25/2032 (a)	100	100
Amortizing Residential Collateral Trust
1.380% due 06/25/2032 (a)	3,698	3,693
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030 (a)	375	376
1.360% due 08/21/2030 (a)	5,347	5,343
1.410% due 08/15/2032	20,110	20,099
Bank One Heloc Trust
1.370% due 04/20/2020 (a)	13,944	13,913
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	49,178	49,086
1.390% due 07/25/2031 (a)	18,742	18,704
1.490% due 11/25/2031 (a)	2,823	2,821
Bear Stearns Asset-Backed Securities, Inc.
1.610% due 04/25/2032 (a)	3,806	3,768
1.510% due 10/25/2032 (a)	17,191	17,217
1.682% due 10/25/2032 (a)	43,362	43,432
Brazos Student Loan Finance Co.
1.950% due 06/01/2023 (a)	32,201	32,565
1.370% due 12/01/2025 (a)	16,130	16,113
Capital Asset Research Funding LP
6.400% due 12/15/2004	140	142
5.905% due 12/15/2005 (n)	644	638
Champion Home Equity Loan Trust
1.370% due 03/25/2029 (a)	1,055	1,053
1.510% due 09/25/2029 (a)	5,199	5,194
Charming Shoppes Master Trust
1.630% due 08/15/2008 (a)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030 (a)	5,269	5,275
Cityscape Home Equity Loan Trust
7.650% due 09/25/2025	153	153
Community Program Loan Trust
4.500% due 10/01/2018	17,802	18,071
4.500% due 04/01/2029	26,000	22,708
Conseco Finance Corp.
7.890% due 07/15/2018	6	6
8.300% due 10/15/2031	2,000	2,108
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	152	161
3.220% due 09/01/2023	27	27
1.480% due 10/15/2031 (a)	4,361	4,358
7.970% due 05/01/2032	8,300	7,718
8.310% due 05/01/2032	$12,400	$10,892
Countrywide Asset-Backed Certificates
1.340% due 06/25/2031 (a)	295	295
1.612% due 05/25/2032 (a)	6,925	6,927
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	35,583	35,570
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029 (a)	2,034	2,038
1.430% due 06/15/2030 (a)	6,626	6,636
Denver Arena Trust
6.940% due 11/15/2019	4,065	4,261
Discover Card Master Trust I
6.850% due 07/17/2007	960	1,027
1.485% due 10/16/2013 (a)	400	406
Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	8,200	3,280
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	269	269
7.448% due 08/25/2030	43	45
Equity One ABS, Inc.
1.390% due 11/25/2032 (a)	158	157
Equivantage Home Equity Loan Trust
6.550% due 10/25/2025	25	25
First Alliance Mortgage Loan Trust
2.500% due 01/25/2025 (a)	148	148
1.490% due 03/20/2031 (a)	7,772	7,783
Firstcity Auto Receivables Trust
7.400% due 12/15/2005	415	417
FMAC Loan Receivables Trust
7.900% due 04/15/2019	20	14
6.500% due 09/15/2020	169	104
6.830% due 09/15/2020	680	57
Freddie Mac
1.240% due 09/15/2026 (a)	4,985	4,989
GE Capital Equipment Lease Trust
6.850% due 05/20/2008 (a)	57	57
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	5,795	5,888
7.950% due 03/25/2030	4,419	4,633
Green Tree Financial Corp.
6.240% due 11/01/2016	77	75
5.760% due 11/01/2018	127	130
8.300% due 05/15/2026	749	776
7.400% due 06/15/2027	1,340	1,409
6.870% due 02/01/2030	1,650	1,600
6.480% due 12/01/2030	55	54
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	208	208
1.760% due 11/15/2029 (a)	865	865
Green Tree Recreational, Equipment, & Consumables Trust
6.490% due 02/15/2018	4	4
6.180% due 06/15/2019	8,563	8,583
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	111
HFC Home Equity Loan Asset-Backed Certificates
1.400% due 05/20/2031	1,324	1,324
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	35,351	35,320
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	70,044	70,149
IMC Home Equity Loan Trust
7.500% due 04/25/2026	330	330
6.780% due 07/25/2026 (a)	189	188
1.330% due 05/20/2027	23	23
7.520% due 08/20/2028	52	53
7.310% due 11/20/2028	99	103
1.270% due 08/20/2029 (a)	37	37
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	500	512
Indymac Home Equity Loan Asset-Backed Trust
1.380% due 10/25/2029 (a)	764	766
1.400% due 07/25/2030 (a)	1,311	1,312

50	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Indymac Manufactured Housing Contract
6.170% due 12/25/2011		$2,331	$2,096
Irwin Home Equity Loan Trust
1.480% due 02/25/2012 (a)		3,090	3,097
1.400% due 06/25/2029 (a)		66,579	66,524
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)		5,106	5,111
Long Beach Auto Receivables Trust
6.940% due 09/19/2007		170	171
Long Beach Mortgage Loan Trust
1.390% due 11/25/2009 (a)		37,876	37,929
1.400% due 04/21/2031 (a)		1,945	1,945
Merit Securities Corp.
7.880% due 12/28/2033		34,660	35,256
Merrill Lynch Mortgage Investors, Inc.
1.480% due 04/25/2031 (a)		15,658	15,680
Mesa Trust Asset-Backed Certificates
1.617% due 05/15/2033 (a)		1,859	1,832
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029 (a)		3,010	3,011
Mid-State Trust
8.330% due 04/01/2030		50,006	54,932
7.340% due 07/01/2035		1,715	1,858
6.340% due 10/15/2036		39,858	41,886
7.791% due 03/15/2038		7,642	8,509
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		216	217
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.410% due 08/25/2030 (a)		3,969	3,914
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)		79	80
1.440% due 07/25/2032 (a)		27,995	27,986
1.530% due 11/25/2032 (a)		14,552	14,581
MPC Natural Gas Funding Trust
6.200% due 03/15/2013 (n)		7,417	8,284
Myra-Pemex Trust
2.187% due 10/20/2006 (a)		190	184
1.922% due 12/23/2006 (a)		642	623
1.942% due 12/23/2006 (a)		3,554	3,447
1.972% due 12/23/2006 (a)		428	416
2.000% due 12/23/2006 (a)		2,695	2,615
2.187% due 12/23/2006 (a)		1,621	1,572
New Century Home Equity Loan Trust
7.540% due 06/25/2029		40	42
7.320% due 07/25/2029		42	44
North Carolina State Education Authority
1.440% due 06/01/2009 (a)		3,187	3,187
Novastar Home Equity Loan
1.385% due 04/25/2028 (a)		340	340
NPF XII, Inc.
2.463% due 11/01/2003 (a)(b)(n)		49,000	8,330
Option One Mortgage Loan Trust
1.400% due 06/25/2030 (a)		176	175
1.400% due 09/25/2030 (a)		49	48
Provident Bank Home Equity Loan Trust
1.410% due 06/25/2021 (a)		5,680	5,688
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)		23,267	23,307
Residential Asset Mortgage Products, Inc.
7.980% due 12/25/2030		5,604	5,833
Residential Funding Mortgage Securities I, Inc.
7.670% due 01/25/2020		529	543
Residential Mortgage Loan Trust
1.860% due 09/25/2029 (a)		144	145
Salomon Brothers Mortgage Securities VII, Inc.
1.390% due 09/25/2028 (a)		9,154	9,141
1.530% due 11/15/2029 (a)		395	395
1.690% due 12/15/2029 (a)		31,002	31,036
1.450% due 02/25/2030 (a)		736	730
1.410% due 03/25/2032 (a)		9,460	9,450
Sand Trust
1.390% due 08/25/2032 (a)		3,781	3,783
Saxon Asset Securities Trust
1.370% due 11/25/2033 (a)		$20,867	$20,862
SLM Student Loan Trust
1.714% due 10/25/2007 (a)		2,864	2,869
1.714% due 10/25/2010		286	290
1.310% due 04/25/2011 (a)		9,934	9,961
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034 (a)		194	194
UCFC Home Equity Loan
6.755% due 11/15/2023		26	26
6.870% due 07/15/2029		70	74
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013		24,142	24,362
WFS Financial Owner Trust
5.180% due 03/20/2009		35	37
WMC Mortgage Loan
1.560% due 10/15/2029 (a)		6,176	6,173
1.450% due 05/15/2030 (a)		5,125	5,127

Total Asset-Backed Securities (Cost $1,182,440)			1,145,597

SOVEREIGN ISSUES 2.6%
Banco Vivienda del Peru
9.980% due 08/01/2008		550	643
Banque Centrale De Tunisie
7.375% due 04/25/2012		4,220	4,779
Kingdom of Jordan
6.000% due 12/23/2023		6,350	5,905
Kingdom of Spain
7.000% due 07/19/2005		500	548
Kingdom of Sweden
10.250% due 11/01/2015		500	667
Province of Quebec
1.350% due 06/11/2004 (a)		15,500	15,503
Republic of Brazil
2.125% due 04/15/2006 (a)		163,561	159,881
10.000% due 01/16/2007		4,000	4,294
11.500% due 03/12/2008		31,000	34,177
2.187% due 04/15/2009 (a)		11,732	10,544
11.000% due 01/11/2012		40,320	41,530
2.187% due 04/15/2012 (a)		9,720	7,776
8.000% due 04/15/2014		319,625	293,671
8.875% due 04/15/2024		4,000	3,210
10.125% due 05/15/2027		19,020	17,023
12.250% due 03/06/2030		8,000	8,320
11.000% due 08/17/2040		113,100	106,879
Republic of Panama
8.250% due 04/22/2008		63,450	70,429
9.625% due 02/08/2011		21,000	23,985
9.375% due 07/23/2012		54,060	61,344
10.750% due 05/15/2020		6,500	7,784
9.375% due 01/16/2023		44,520	48,082
8.875% due 09/30/2027		29,750	30,791
Republic of Peru
9.125% due 01/15/2008		15,300	17,901
9.125% due 02/21/2012		128,900	144,046
9.875% due 02/06/2015		8,500	9,881
4.500% due 03/07/2017		11,000	9,598
5.000% due 03/07/2017		12,925	11,875
Republic of South Africa
1.752% due 03/26/2009 (n)		2,000	1,971
9.125% due 05/19/2009		33,475	41,132
7.375% due 04/25/2012		40,325	45,971
State of Qatar
2.330% due 02/18/2004 (a)		1,183	1,187
United Mexican States
10.375% due 02/17/2009		42	54
9.875% due 02/01/2010		23,900	30,413
8.375% due 01/14/2011		23,148	27,555
7.500% due 01/14/2012		9,160	10,383
6.375% due 01/16/2013		97,275	102,868
6.625% due 03/03/2015		$27,000	$28,431
11.375% due 09/15/2016		35,550	51,162
8.125% due 12/30/2019		6,700	7,588
8.000% due 09/24/2022		54,115	59,797
8.300% due 08/15/2031		339,435	386,277
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		189,819	2,610
0.000% due 06/30/2005 (a)		189,819	712
0.000% due 06/30/2006 (a)		111,710	140
0.000% due 06/30/2007 (a)		111,710	84

Total Sovereign Issues (Cost $1,724,400)			1,949,401

FOREIGN CURRENCY-DENOMINATED ISSUES (l)(m) 1.2%
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	1,400	1,639
Banque Centrale De Tunisie
7.500% due 08/06/2009 (a)		2,300	2,994
Canadian Treasury Bill
3.000% due 08/12/2004	C	$ 470,000	340,509
Commonwealth of Canada
6.000% due 06/01/2008		100,000	81,263
4.250% due 12/01/2026		16,369	14,577
8.000% due 06/01/2027		50,000	51,325
4.000% due 12/01/2031		11,224	9,806
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	81,500	60,486
El Paso Corp.
5.750% due 03/14/2006	EC	12,000	12,437
7.125% due 05/06/2009		63,300	62,659
General Motors Corp.
8.375% due 07/05/2033		10,900	13,213
Halifax Group Euro Finance
7.627% due 12/29/2049		14,700	20,491
KBC Bank Fund Trust IV
8.220% due 11/29/2049		5,000	6,949
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		26,000	35,581
Royal Bank of Scotland PLC
6.770% due 03/31/2049		107,300	132,443
Tyco International Group S.A.
4.375% due 11/19/2004		31,500	36,775
United Kingdom Gilt
5.000% due 03/07/2012	BP	50	86
United Mexican States
6.750% due 06/06/2006	JY	2,000,000	20,114
7.500% due 03/08/2010	EC	5,000	6,586

Total Foreign Currency-Denominated Issues (Cost $802,393)			909,933

PURCHASED PUT OPTIONS 0.0%
Harborview Mortgage Loan Trust (OTC)
7.470% due 08/19/2030
Strike @ 100.000 Exp. 05/01/2005		$22,975	0
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005		6,700	0

Total Purchased Put Options (Cost $0)			0

CONVERTIBLE BONDS & NOTES 0.1%
Banking & Finance 0.1%
Verizon Global Funding Corp.
0.000% due 05/15/2021		63,100	38,018

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	51

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Industrials 0.0%
Enron Corp.
0.000% due 02/07/2021 (b)	$17,999	$2,250

Total Convertible Bonds & Notes (Cost $47,622)		40,268

PREFERRED SECURITY 0.5%
	Shares
DG Funding Trust
3.410% due 12/29/2049 (a)	35,290	370,545

Total Preferred Security (Cost $352,947)		370,545

PREFERRED STOCK 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020	125	152
CSC Holdings, Inc.
11.125% due 04/01/2008	27,035	2,832
Fortis Amev NV
3.860% due 12/31/2049 (a)	85	11,475
3.870% due 12/31/2049 (a)	86	11,610
Home Ownership Funding
8.125% due 12/31/2049	5,625	3,017
Northern Rock PLC
8.000% due 12/31/2049	260,000	6,721

Total Preferred Stock (Cost $33,592)		35,807

	Principal Amount (000s)
SHORT-TERM INSTRUMENTS 40.3%
Certificates of Deposit 0.7%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003	$215,000	215,000
1.070% due 10/07/2003	32,300	32,300
1.060% due 10/14/2003	41,400	41,400
1.060% due 10/23/2003	247,000	247,000

		535,700

Commercial Paper 37.5%
Alcon Capital Corp.
1.060% due 12/09/2003	52,842	52,733
Anz (Delaware), Inc.
1.020% due 10/02/2003	300,000	299,991
1.025% due 10/02/2003	12,000	12,000
1.030% due 10/06/2003	1,000	1,000
1.030% due 10/08/2003	144,300	145,071
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	8,000	7,989
CBA (de) Finance
1.060% due 10/03/2003	12,500	12,499
1.030% due 10/07/2003	93,000	92,984
1.050% due 10/07/2003	400	400
1.050% due 10/16/2003	3,700	3,698
1.060% due 10/31/2003	19,000	18,983
Danske Corp.
1.020% due 10/09/2003	2,200	2,199
1.030% due 10/15/2003	18,300	18,293
1.035% due 10/17/2003	9,300	9,296
1.055% due 11/12/2003	3,000	2,996
1.060% due 11/12/2003	27,000	26,967
1.065% due 11/12/2003	16,100	16,080
1.070% due 11/12/2003	5,000	4,994
1.070% due 12/05/2003	300	299
1.065% due 12/08/2003	1,100	1,098
1.060% due 12/10/2003	1,200	1,197
1.065% due 12/10/2003	191,560	191,156
1.070% due 12/10/2003	$10,320	$10,298
1.065% due 12/11/2003	9,900	9,879
1.060% due 12/16/2003	16,200	16,163
1.065% due 12/16/2003	13,400	13,369
1.070% due 12/16/2003	6,100	6,086
1.060% due 12/19/2003	21,700	21,648
1.065% due 12/22/2003	10,600	10,574
E.I. du Pont de Nemours & Co.
1.050% due 11/17/2003	3,400	3,395
1.060% due 11/17/2003	5,400	5,393
1.050% due 12/02/2003	7,800	7,785
1.060% due 12/04/2003	6,300	6,288
Eksportfinans A.S.A.
1.050% due 10/22/2003	80,000	79,951
Fannie Mae
1.040% due 10/01/2003	12,427	12,427
1.050% due 10/01/2003	511,400	511,400
1.050% due 10/02/2003	101,187	101,184
1.060% due 10/02/2003	216,000	215,994
1.010% due 10/08/2003	318,700	318,639
1.000% due 10/15/2003	455,400	455,223
1.010% due 10/15/2003	824,900	824,588
1.015% due 10/15/2003	11,000	10,996
1.140% due 10/15/2003	590,700	590,438
1.020% due 10/22/2003	300,000	299,821
1.025% due 10/22/2003	24,300	24,285
1.030% due 10/22/2003	79,200	79,152
1.035% due 10/22/2003	36,460	36,438
1.040% due 10/22/2003	48,650	48,620
1.060% due 10/22/2003	1,300	1,299
1.130% due 10/24/2003	3,600	3,597
1.030% due 10/29/2003	4,000	3,997
1.045% due 10/29/2003	469,200	468,819
1.050% due 10/29/2003	11,200	11,191
1.055% due 10/29/2003	260,455	260,241
1.060% due 10/29/2003	14,300	14,288
1.065% due 10/29/2003	7,200	7,194
1.010% due 10/30/2003	96,000	95,931
1.045% due 10/30/2003	3,721	3,718
1.010% due 10/31/2003	15,100	15,088
1.060% due 10/31/2003	89,100	89,021
1.100% due 10/31/2003	100,000	99,908
1.010% due 11/05/2003	109,900	109,795
1.050% due 11/05/2003	51,600	51,547
1.055% due 11/05/2003	181,840	181,653
1.065% due 11/05/2003	50,700	50,648
1.067% due 11/05/2003	79,500	79,417
1.070% due 11/05/2003	10,600	10,589
1.150% due 11/05/2003	80,000	79,911
1.030% due 11/12/2003	14,062	14,045
1.065% due 11/12/2003	15,200	15,181
1.070% due 11/12/2003	274,200	273,858
1.075% due 11/12/2003	25,700	25,668
1.110% due 11/12/2003	380,600	380,107
1.010% due 11/13/2003	6,800	6,792
1.070% due 11/13/2003	1,250	1,248
1.010% due 11/14/2003	203,480	203,238
1.010% due 11/17/2003	5,000	4,993
1.060% due 11/17/2003	96,100	95,967
1.010% due 11/18/2003	5,000	4,993
1.010% due 11/19/2003	394,700	394,171
1.020% due 11/19/2003	1,400	1,398
1.035% due 11/19/2003	104,000	103,853
1.055% due 11/19/2003	27,400	27,361
1.060% due 11/19/2003	62,900	62,809
1.062% due 11/19/2003	11,300	11,284
1.070% due 11/19/2003	11,951	11,934
1.010% due 11/20/2003	263,000	262,640
1.040% due 11/21/2003	37,227	37,172
1.070% due 11/25/2003	718,200	717,026
1.030% due 11/26/2003	59,700	59,604
1.070% due 11/26/2003	18,046	18,016
1.075% due 11/26/2003	$92,500	$92,345
1.080% due 11/26/2003	330,600	330,045
1.140% due 11/26/2003	150,000	149,734
1.080% due 11/28/2003	200,000	199,652
1.050% due 12/02/2003	13,300	13,275
1.070% due 12/02/2003	315,900	315,312
1.035% due 12/03/2003	1,000,000	998,110
1.050% due 12/03/2003	8,805	8,788
1.055% due 12/03/2003	130,500	130,253
1.060% due 12/03/2003	400	399
1.065% due 12/03/2003	6,500	6,488
1.070% due 12/03/2003	1,000	998
1.075% due 12/03/2003	31,100	31,041
1.080% due 12/03/2003	130,700	130,453
1.080% due 12/04/2003	450,400	449,535
1.080% due 12/09/2003	116,200	115,959
1.045% due 12/10/2003	74,800	74,642
1.055% due 12/10/2003	318,200	317,529
1.070% due 12/10/2003	194,000	193,591
1.110% due 12/10/2003	899,600	897,702
1.050% due 12/11/2003	1,800	1,796
1.108% due 12/11/2003	700	699
1.110% due 12/11/2003	235,700	235,196
1.010% due 12/15/2003	3,500	3,492
1.050% due 12/15/2003	5,300	5,288
1.060% due 12/15/2003	50,200	50,087
1.070% due 12/15/2003	25,000	24,943
1.075% due 12/15/2003	650	649
1.075% due 12/16/2003	3,100	3,093
1.010% due 12/17/2003	83,842	83,647
1.050% due 12/17/2003	842,500	840,545
1.051% due 12/17/2003	321,700	320,954
1.055% due 12/17/2003	319,900	319,158
1.060% due 12/17/2003	15,000	14,965
1.010% due 12/24/2003	378,900	377,938
1.100% due 01/07/2004	15,900	15,853
1.070% due 01/20/2004	6,050	6,030
1.070% due 01/21/2004	4,441	4,426
1.075% due 01/30/2004	246,500	245,593
1.080% due 02/02/2004	68,200	67,942
1.110% due 02/11/2004	52,134	51,922
1.080% due 02/18/2004	10,100	10,057
1.130% due 02/18/2004	8,384	8,348
1.135% due 02/18/2004	29,321	29,196
1.080% due 02/19/2004	619,100	616,432
1.080% due 02/23/2004	131,200	130,619
1.080% due 02/24/2004	67,000	66,701
1.115% due 02/25/2004	30,400	30,264
1.130% due 02/25/2004	14,800	14,734
1.135% due 02/25/2004	86,768	86,378
1.100% due 03/03/2004	261,136	259,906
1.135% due 03/03/2004	15,300	15,228
1.137% due 03/03/2004	57,000	56,732
1.090% due 03/05/2004	450	448
1.075% due 03/10/2004	35,400	35,225
1.080% due 03/10/2004	4,150	4,130
1.085% due 03/10/2004	51,900	51,644
1.075% due 03/17/2004	32,805	32,636
1.080% due 03/17/2004	313,350	311,736
1.090% due 03/17/2004	166,623	165,765
1.070% due 03/24/2004	5,945	5,913
1.080% due 03/24/2004	30,676	30,511
1.085% due 03/24/2004	272,500	271,037
1.089% due 03/24/2004	316,900	315,198
1.090% due 03/24/2004	231,100	229,859
Federal Home Loan Bank
1.010% due 10/01/2003	50,000	50,000
1.050% due 10/01/2003	26,000	26,000
1.010% due 10/03/2003	800	800
1.010% due 10/08/2003	690,300	690,167
1.010% due 10/10/2003	381,600	381,506
1.040% due 10/10/2003	20,800	20,795

52	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.000% due 10/15/2003	$109,100	$109,058
1.005% due 10/15/2003	165,800	165,735
1.010% due 10/15/2003	52,200	52,180
1.000% due 10/17/2003	74,000	73,967
1.004% due 10/17/2003	176,000	175,921
1.014% due 10/22/2003	40,000	39,976
1.020% due 10/22/2003	16,800	16,790
1.045% due 10/29/2003	27,000	26,978
1.150% due 10/29/2003	56,350	56,300
1.060% due 10/31/2003	191,200	191,031
1.135% due 10/31/2003	3,900	3,896
1.170% due 10/31/2003	26,660	26,634
1.010% due 11/05/2003	100	100
1.040% due 11/05/2003	10,000	9,990
1.130% due 11/05/2003	41,700	41,654
1.135% due 11/05/2003	500	499
1.154% due 11/05/2003	277,000	276,689
1.040% due 11/07/2003	8,400	8,391
1.135% due 11/07/2003	500,000	499,417
1.140% due 11/07/2003	44,900	44,847
1.055% due 11/12/2003	133,300	133,136
1.057% due 11/12/2003	294,200	293,837
1.020% due 11/14/2003	3,000	2,996
1.045% due 11/14/2003	3,400	3,396
1.144% due 11/14/2003	421,000	420,411
1.040% due 11/17/2003	7,500	7,490
1.140% due 11/17/2003	11,200	11,183
1.025% due 12/05/2003	4,100	4,092
1.140% due 12/10/2003	100,000	99,789
1.020% due 12/12/2003	4,500	4,490
1.075% due 03/10/2004	14,000	13,931
1.075% due 03/12/2004	1,900	1,891
1.075% due 03/17/2004	23,800	23,677
1.065% due 03/19/2004	8,500	8,456
1.074% due 03/24/2004	205,000	203,899
1.080% due 03/26/2004	600	597
Freddie Mac
1.130% due 10/20/2003	47,000	46,972
1.135% due 10/29/2003	110,500	110,402
1.075% due 10/30/2003	24,300	24,279
1.135% due 10/30/2003	5,321	5,316
1.140% due 11/03/2003	52,430	52,375
1.130% due 11/06/2003	314,600	314,244
1.135% due 11/06/2003	61,909	61,839
1.150% due 11/06/2003	88,200	88,099
1.095% due 11/21/2003	30,800	30,752
1.100% due 12/01/2003	155,500	155,215
1.130% due 12/04/2003	160,000	159,693
1.060% due 12/18/2003	3,100	3,093
General Electric Capital Corp.
1.030% due 10/20/2003	1,600	1,599
1.030% due 11/12/2003	4,900	4,894
1.030% due 11/13/2003	8,300	8,290
1.050% due 11/13/2003	1,500	1,498
1.060% due 11/13/2003	1,500	1,498
1.070% due 11/13/2003	3,500	3,496
1.050% due 11/19/2003	5,500	5,492
1.070% due 12/02/2003	37,650	37,580
1.100% due 12/04/2003	44,500	44,415
1.090% due 12/09/2003	6,200	6,187
1.060% due 12/10/2003	750	748
1.090% due 12/10/2003	27,200	27,143
1.020% due 12/16/2003	45,000	44,897
1.070% due 12/16/2003	36,500	36,416
1.060% due 12/18/2003	6,700	6,684
1.120% due 01/21/2004	7,100	7,076
General Electric Co.
1.070% due 11/06/2003	38,300	38,259
HBOS Treasury Services PLC
1.030% due 10/14/2003	5,800	5,798
1.030% due 10/21/2003	3,300	3,298
1.035% due 10/23/2003	12,100	12,092
1.070% due 11/04/2003	$400	$400
1.060% due 11/10/2003	24,600	24,571
1.060% due 11/14/2003	300	300
1.075% due 11/19/2003	10,000	9,985
1.080% due 11/20/2003	4,300	4,294
1.075% due 11/21/2003	12,200	12,181
1.065% due 11/24/2003	12,900	12,879
1.080% due 11/24/2003	400	399
1.070% due 11/25/2003	11,450	11,431
1.070% due 12/02/2003	7,300	7,286
1.085% due 12/03/2003	18,700	18,665
1.070% due 12/05/2003	8,400	8,384
1.085% due 12/05/2003	29,500	29,442
1.070% due 12/09/2003	32,800	32,732
1.090% due 12/09/2003	19,300	19,260
1.060% due 12/10/2003	3,000	2,994
1.070% due 12/10/2003	47,500	47,400
1.075% due 12/10/2003	52,500	52,389
1.070% due 12/11/2003	37,876	37,795
1.075% due 12/11/2003	33,440	33,368
1.070% due 12/12/2003	10,625	10,602
1.070% due 12/15/2003	21,800	21,751
1.060% due 12/18/2003	10,200	10,176
1.065% due 12/19/2003	4,900	4,888
1.070% due 12/22/2003	9,800	9,776
1.065% due 12/23/2003	1,500	1,496
1.070% due 12/23/2003	64,975	64,812
1.100% due 01/15/2004	43,500	43,360
1.105% due 01/22/2004	142,400	141,910
1.105% due 01/23/2004	9,600	9,567
KFW International Finance, Inc.
1.050% due 11/07/2003	47,700	47,649
1.060% due 12/23/2003	19,600	19,551
Kraft Foods, Inc.
2.080% due 02/27/2004 (a)	200	200
Rabobank Nederland NV
1.110% due 10/01/2003	601,800	601,800
1.030% due 10/21/2003	5,100	5,097
1.070% due 11/28/2003	13,300	13,277
1.075% due 12/02/2003	4,700	4,691
Republic of Italy
1.175% due 10/22/2003	1,700	1,699
Royal Bank of Scotland PLC
1.020% due 10/15/2003	20,200	20,192
1.020% due 10/16/2003	6,500	6,497
1.055% due 11/03/2003	6,900	6,893
1.060% due 11/04/2003	1,200	1,199
1.060% due 12/15/2003	1,300	1,297
1.065% due 12/15/2003	26,100	26,041
1.055% due 12/16/2003	62,900	62,756
1.085% due 01/20/2004	17,800	17,740
Shell Finance (UK) PLC
1.050% due 11/13/2003	12,500	12,484
1.050% due 12/08/2003	3,000	2,994
1.060% due 12/09/2003	92,900	92,708
1.100% due 03/16/2004	22,400	22,285
Toyota Mortor Credit Corp.
1.040% due 11/04/2003	4,400	4,396
UBS Finance, Inc.
1.110% due 10/01/2003	531,500	531,500
1.020% due 10/07/2003	13,200	13,198
1.025% due 10/09/2003	205,600	205,553
1.015% due 11/05/2003	500,000	499,507
Westpac Capital Corp.
1.020% due 11/07/2003	300	300
1.030% due 12/03/2003	60,000	59,887
1.085% due 01/28/2004	16,400	16,341
1.090% due 01/28/2004	2,900	2,890
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	5,000	4,999
1.040% due 11/07/2003	4,600	4,595
1.070% due 11/07/2003	3,750	3,746
1.020% due 11/12/2003	$79,900	$79,805
1.030% due 11/12/2003	4,300	4,295
1.070% due 12/02/2003	7,100	7,087
1.080% due 12/05/2003	12,500	12,476
1.090% due 12/19/2003	1,700	1,696
1.085% due 01/28/2004	11,400	11,359

		27,609,335

Repurchase Agreements 0.6%
State Street Bank
0.800% due 10/01/2003	400,000	400,000

(Dated 09/30/2003. Collateralized by Freddie Mac 3.875% due 02/15/2005 valued at $76,504, 3.250% due 11/15/2004 valued at $153,031 and Fannie Mae 1.875% due 01/15/2005 valued at $178,529. Repurchase proceeds are $400,009.)

Credit Suisse First Boston
0.920% due 10/01/2003	2,100	2,100

(Dated 09/30/2003. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2020 valued at $2,159. Repurchase proceeds are $2,100.)
U.S. Treasury Bills 1.5%
1.009% due 12/04/2003- 12/18/2003 (e)(g)(j)	1,138,395	1,135,939

Total Short-Term Instruments (Cost $29,683,134)		29,683,074

Total Investments 110.8% (Cost $80,375,966)		$81,617,381
Written Options (h) (0.2%) (Premiums $139,667)		(128,762)
Other Assets and Liabilities (Net) (10.6%)		(7,813,745)

Net Assets 100.0%		$73,674,874

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Delta Air Lines Equipment Trust	04/08/1993	$7,733	$3,669	0.00%
DLJ Mortgage Acceptance Corp.	07/21/1992	2,292	2,261	0.00
First Interstate Bancorp	01/04/1990	68	70	0.00
First Interstate Bancorp	01/04/1990	4	4	0.00

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	53

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

Goldman Sachs Mortgage Corp.	06/24/1993	$5,528	$6,094	0.01%
Mazda Manufacturing Corp.	03/31/1992-08/30/1993	1,614	1,655	0.00
United Telecom, Inc.	09/22/2003	735	768	0.00
United Telephone Company of the Northwest	05/02/2002	2,607	3,013	0.00
Wilmington Trust Co.	05/01/1995	11,980	5,685	0.01
Wilmington Trust Co.	03/31/1992-08/30/1993	347	363	0.00
Wilmington Trust Co.	08/23/1994	5,269	2,566	0.00
Wilmington Trust Co.—Tucson Electric	03/28/2001	6,615	3,062	0.00

		$44,792	$29,210	0.02%

(d)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $10,666 and $10,148, respectively, as of September 30, 2003.

(e)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f)	Principal amount of security is adjusted for inflation.

(g)	Securities with an aggregate market value of $958,142 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor Purchased Put Options
Strike @ 95.500 (12/2003)—Long	14,000	$(188)
Euribor Purchased Put Options
Strike @ 95.375 (12/2003)—Long	1,000	(13)
Euribor Purchased Put Options
Strike @ 97.125 (12/2003)—Long	24,920	(372)
Euribor Written Put Options
Strike @ 96.500 (12/2003)—Short	4,070	3,307
Euribor Written Put Options
Strike @ 96.750 (12/2003)—Short	4,294	4,222
Euribor Written Put Options
Strike @ 97.375 (12/2003)—Short	3,963	3,114
Euribor Written Put Options
Strike @ 97.500 (12/2003)—Short	12,081	8,970
Euribor Written Put Options
Strike @ 97.500 (03/2004)—Short	3,946	2,901
Eurodollar March Futures
(03/2004)—Long	3,936	6,253
Eurodollar June Futures
(06/2004)—Long	483	900
Eurodollar September Futures
(09/2004)—Long	16,898	35,635
Eurodollar December Futures
(12/2004)—Long	20,962	32,970
Eurodollar March Futures
(03/2005)—Long	16,192	25,019
Eurodollar June Futures
(06/2005)—Long	16,192	24,488
Eurodollar September Futures
(09/2005)—Long	7,263	4,340
United Kingdom 90-Day LIBOR
Futures (12/2003)—Long	1,828	$(2,110)
United Kingdom 90-Day LIBOR
Futures (03/2004)—Long	6,501	(4,378)
United Kingdom 90-Day LIBOR
Futures (06/2004)—Long	2,591	789
United Kingdom 90-Day LIBOR
Futures (09/2004)—Long	2,410	(2,564)
United Kingdom 90-Day LIBOR
Futures (12/2004)—Long	4,222	(4,315)
U.S. Treasury 2-Year Note
(12/2003)—Long	484	336
U.S. Treasury 5-Year Note
(12/2003)—Long	50,378	182,953
U.S. Treasury 10-Year Note
(12/2003)—Long	81,002	423,194
U.S Treasury 30-Year Note
(12/2003)—Short	6,834	(33,898)

		$711,553

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar March Futures
Strike @ 98.500 Exp. 03/15/2004	1,114	$554	$1,037
Put—CME Eurodollar March Futures
Strike @ 97.250 Exp. 03/15/2004	557	444	7
Put—CME Eurodollar March Futures
Strike @ 97.750 Exp. 03/15/2004	3,642	2,174	91
Put—CME Eurodollar June Futures
Strike @ 98.000 Exp. 06/14/2004	22,340	15,223	4,468
Put—CME Eurodollar December Futures
Strike @ 98.000 Exp. 12/15/2003	10,918	5,925	68
Call—CBOT U.S. Treasury Note December Futures
Strike @ 114.000 Exp. 11/22/2003	18,678	12,364	35,021

		$36,684	$40,692

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%* Exp. 10/19/2004	$272,800	$11,020	$2,791
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%** Exp. 10/19/2004	272,800	11,361	26,714
Put—OTC 7-Year Interest Rate Swap
Counterparty: Morgan Stanley Dean Witter & Co.
Strike @ 6.700%* Exp. 11/02/2004	400,000	13,710	2,381
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.200%** Exp. 11/02/2004	$25,200	$791	$1,499
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.700%* Exp. 11/02/2004	185,200	5,978	1,102
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%* Exp. 10/19/2004	135,500	5,468	1,386
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 6.000%** Exp. 10/19/2004	135,500	5,468	13,269
Put—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 7.000%* Exp. 01/07/2005	76,300	2,888	490
Call—OTC 7-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 5.500%** Exp. 01/07/2005	76,300	1,593	5,295
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%** Exp. 01/07/2005	93,100	2,367	6,461
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%* Exp. 01/07/2005	94,100	3,102	604
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 6.000%* Exp. 09/23/2005	700	12	18
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 4.000%** Exp. 09/23/2005	700	20	11
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%* Exp. 10/31/2005	500	5	7
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%** Exp. 10/31/2005	500	14	8
Call—OTC 5-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.000%** Exp. 11/12/2003	500	8	1
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.000%** Exp. 11/12/2003	1,000	16	3

54	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Call—OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.000%** Exp. 11/12/2003	$300	$5	$1
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/15/2003	239,000	2,521	3,476
Call—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/16/2003	458,300	4,927	6,675
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%** Exp. 01/07/2005	500	17	9
Call—OTC 7-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%** Exp. 01/07/2005	500	17	9
Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.500%* Exp. 12/17/2003	234,900	3,351	97
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%** Exp. 12/17/2003	391,400	3,613	1,913
Put—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 5.500%* Exp. 12/17/2003	77,500	1,323	32
Call—OTC 7-Year Interest Rate Swap
Counterparty: Merrill Lynch & Co., Inc.
Strike @ 3.500%** Exp. 12/17/2003	77,500	574	379
Call—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%** Exp. 03/03/2004	300,000	4,535	2,937
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 4.000%** Exp. 03/03/2004	294,200	4,868	2,881
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 4.000%** Exp. 03/03/2004	5,300	115	52
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%** Exp. 03/03/2004	335,000	6,572	3,280
Call—OTC 5-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%** Exp. 03/03/2004	101,700	1,562	1,017
Call—OTC 5-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 3.250%** Exp. 03/03/2004	$236,200	$3,832	$2,361
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 4.000%** Exp. 03/03/2004	93,000	1,330	911

		$102,983	$88,070

*	The Fund will pay a floating rate based on 3-month LIBOR.

**	The Fund will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount		Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2005	BP	1,691,970	$(12,592)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005		758,400	(7,330)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 09/01/2005		1,141,300	(11,400)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017		77,300	(790)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		5,800	40
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		38,100	(360)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		336,300	(909)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		134,100	2,491
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		96,900	927
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017	EC	62,000	$1,096
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		243,700	1,468
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		660,700	10,671
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		159,900	67
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.070%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2012	JY	10,830,000	3,438
Receive a fixed rate equal to 0.215% and the Fund will pay to the counterparty at par in the event of default of Freddie Mac 5.750% due 04/15/2008.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 02/02/2007		$103,300	(50)
Receive a fixed rate equal to 0.350% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Credit Suisse First Boston Exp. 12/12/2004		25,000	15
Receive a fixed rate equal to 0.400% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear, Stearns & Co., Inc. Exp. 01/02/2004		25,000	19
Receive a fixed rate equal to 0.510% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.
Counterparty: Lehman Brothers, Inc. Exp. 01/02/2005		10,000	(6)
Receive a fixed rate equal to 0.610% and the Fund will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004		129,560	355
Receive a fixed rate equal to 0.650% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Power Corp. 7.750% due 10/01/2008.
Counterparty: Lehman Brothers, Inc. Exp. 12/31/2004		50,000	61

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	55

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2003 (Unaudited)

Receive a fixed rate equal to 0.730% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	$9,000	$35
Receive a fixed rate equal to 0.800% and the Fund will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	11,000	(1)
Receive a fixed rate equal to 0.840% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2004	100,000	409
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: Lehman Brothers, Inc. Exp. 06/01/2004	21,500	89
Receive a fixed rate equal to 0.850% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	100,000	412
Receive a fixed rate equal to 0.900% and the Fund will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	50,000	226
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of DaimlerChrysler North America Holding Corp. 7.300% due 01/15/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 08/01/2004	25,000	125
Receive a fixed rate equal to 1.050% and the Fund will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.1875% due 07/28/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 10/23/2003	15,000	6
Receive a fixed rate equal to 1.200% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	10,000	(4)
Receive a fixed rate equal to 1.250% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	16,000	171
Receive a fixed rate equal to 1.260% and the Fund will pay to the counterparty at par in the event of default of National Rural Utilities Cooperative Finance Corp. 2.820% due 04/26/2004.
Counterparty: UBS Warburg LLC Exp. 04/02/2004	$25,000	$125
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 7.000% due 02/01/2012.
Counterparty: ABN AMRO Bank, N.V. Exp. 12/02/2004	25,000	17
Receive a fixed rate equal to 1.300% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	57
Receive a fixed rate equal to 1.310% and the Fund will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	9,000	104
Receive a fixed rate equal to 1.400% and the Fund will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	5,000	1
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Household Finance Corp. 6.375% due 10/15/2011.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 05/02/2004	25,000	234
Receive a fixed rate equal to 1.550% and the Fund will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Bear, Stearns & Co., Inc. Exp. 07/01/2004	10,000	(8)
Receive a fixed rate equal to 1.650% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	5,670	27
Receive a fixed rate equal to 1.800% and the Fund will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	10,100	73
Receive a fixed rate equal to 16.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2005	10,000	1,628
Receive a fixed rate equal to 16.500% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	$8,500	$1,438
Receive a fixed rate equal to 27.650% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/26/2004	10,000	2,850
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/11/2004	10,000	2,970
Receive a fixed rate equal to 28.000% and the Fund will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/27/2004	10,000	2,895
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	1,694,900	41,996
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 12/17/2008	2,964,300	64,800
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2008	73,000	2,402
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/17/2023	3,000	208

		$110,496

(j)	Security, or a portion thereof, has been pledged as col-lateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $124,760 as of September 30, 2003.

56	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

(k)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	8/15/2013	$416,500	$427,092	$417,778

(l)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Sell	BP	73,291	10/2003	$0	$(5,635)	$(5,635)
Sell	EC	249,580	11/2003	0	(3,941)	(3,941)
Buy		300,000	02/2004	22,616	0	22,616
Buy		200,000	09/2004	6,262	0	6,262
Buy	JY	24,356,669	10/2003	4,420	(19)	4,401
Sell		7,124,368	10/2003	0	(2,364)	(2,364)
Buy	MP	356,200	02/2004	0	(316)	(316)
Buy		1,077,592	03/2004	156	(385)	(229)
Sell	N$	56,984	10/2003	0	(1,583)	(1,583)
Sell		56,984	11/2003	0	(25)	(25)
Buy		56,984	10/20003	35	0	35

				$33,489	$(14,268)	$19,221

(m)	Principal amount denoted in indicated currency:

BP—British Pound
C$—Canadian Dollar
EC—Euro
JY—Japanese Yen
MP—Mexican Peso
N$—New Zealand Dollar

(n)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $260,075 which is 0.35% of net assets.

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	57

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations	Dividends from Net Investment Income

Foreign Bond Fund
Class R
09/30/2003 +	$10.70	$0.12	(a)	$(0.04	) (a)	$0.08	$(0.13)

12/31/2002 - 03/31/2003	10.58	0.08	(a)	0.12	(a)	0.20	(0.05)

High Yield Fund
Class R
09/30/2003 +	$8.90	$0.31	(a)	$0.53	(a)	$0.84	$(0.32)

12/31/2002 - 03/31/2003	8.52	0.17	(a)	0.38	(a)	0.55	(0.17)

Low Duration Fund
Class R
09/30/2003 +	$10.33	$0.06	(a)	$0.04	(a)	$0.10	$(0.10)

12/31/2002 - 03/31/2003	10.27	0.05	(a)	0.07	(a)	0.12	(0.06)

Real Return Fund
Class R
09/30/2003 +	$11.42	$0.10	(a)	$0.38	(a)	$0.48	$(0.21)

12/31/2002 - 03/31/2003	11.26	0.07	(a)	0.16	(a)	0.23	(0.07)

Short-Term Fund
Class R
09/30/2003 +	$10.04	$0.04	(a)	$0.04	(a)	$0.08	$(0.06)

12/31/2002 - 03/31/2003	9.99	0.04	(a)	0.06	(a)	0.10	(0.05)

StocksPLUS Fund
Class R
09/30/2003 +	$7.71	$0.97	(a)	$0.40	(a)	$1.37	$(0.12)

12/31/2002 - 03/31/2003	7.90	(0.44	) (a)	0.25	(a)	(0.19)	0.00

Total Return Fund
Class R
09/30/2003 +	$10.79	$0.12	(a)	$0.12	(a)	$0.24	$(0.14)

12/31/2002 - 03/31/2003	10.67	0.08	(a)	0.12	(a)	0.20	(0.08)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.15%.

58	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Foreign Bond Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.13)	$10.65	0.79%	$10	1.20	%*	2.31	%*	392%

12/31/2002 - 03/31/2003	0.00	(0.03)	(0.08)	10.70	1.93	10	1.20	*	2.97	*	589

High Yield Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.32)	$9.42	9.52%	$114	1.15	%*	6.70	%*	61%

12/31/2002 - 03/31/2003	0.00	0.00	(0.17)	8.90	6.44	11	1.15	*	7.61	*	129

Low Duration Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.10)	$10.33	0.97%	$95	1.15	%*	1.19	%*	161%

12/31/2002 - 03/31/2003	0.00	0.00	(0.06)	10.33	1.21	10	1.15	*	2.09	*	218

Real Return Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.21)	$11.69	4.20%	$2,816	1.16	%*(b)	1.77	%*	150%

12/31/2002 - 03/31/2003	0.00	0.00	(0.07)	11.42	2.02	10	1.15	*	2.36	*	191

Short-Term Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.06)	$10.06	0.80%	$42	1.15	%*	0.81	%*	112%

12/31/2002 - 03/31/2003	0.00	0.00	(0.05)	10.04	0.95	10	1.15	*	1.65	*	77

StocksPLUS Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.12)	$8.96	17.77%	$11	1.30	%*	22.08	%*	119%

12/31/2002 - 03/31/2003	0.00	0.00	0.00	7.71	(2.41)	10	1.30	*	(22.39	)*	282

Total Return Fund
Class R
09/30/2003 +	$0.00	$0.00	$(0.14)	$10.89	2.25%	$14,587	1.15	%*	2.20	%*	140%

12/31/2002 - 03/31/2003	0.00	0.00	(0.08)	10.79	1.90	2,099	1.15	*	2.92	*	234

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	59

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund

Assets:
Investments, at value	$1,800,419	$7,422,894	$15,593,013	$10,404,796	$4,600,921	$1,254,403	$81,617,381
Cash	17	5,368	25,394	764	13,124	1,859	43,890
Foreign currency, at value	26,111	29,060	14,612	1,824	10,045	1,172	169,233
Receivable for investments sold	701,043	120,677	265,822	917,761	360,160	182	1,033,250
Unrealized appreciation on forward foreign currency contracts	428	0	0	30	70	7	33,489
Receivable for Fund shares sold	4,100	76,555	56,983	42,199	19,292	12,183	239,283
Interest and dividends receivable	26,603	147,411	52,678	94,857	13,412	2,149	381,719
Variation margin receivable	4,899	2,449	9,366	4,885	4,383	137	154,815
Swap premiums paid	7,458	1,885	1,498	517	0	0	42,503
Unrealized appreciation on swap agreements	17,030	1,598	1,151	1,040	860	22	143,946
Unrealized appreciation on forward volatility options	212	0	0	0	0	0	0
Other assets	0	0	0	0	20	0	0

	2,588,320	7,807,897	16,020,517	11,468,673	5,022,287	1,272,114	83,859,509

Liabilities:
Payable for investments purchased	$515,944	$191,006	$1,451,691	$2,277,624	$24,635	$49,792	$9,036,517
Unrealized depreciation on forward foreign currency contracts	18,702	3,766	594	2,257	32	360	14,268
Payable for short sale	442,289	0	0	824,331	368,636	0	427,092
Written options outstanding	13,082	16,059	716	636	6,992	72	128,762
Payable for Fund shares redeemed	2,880	16,710	89,499	30,897	17,637	3,630	456,924
Dividends payable	346	12,068	4,810	2,128	1,037	0	37,893
Interest payable	0	0	0	0	0	10,160	0
Accrued investment advisory fee	303	1,462	2,831	1,598	897	383	14,394
Accrued administration fee	396	1,874	2,797	2,073	959	284	12,898
Accrued distribution fee	112	1,230	988	1,377	202	211	6,343
Accrued servicing fee	116	686	938	993	331	74	3,100
Variation margin payable	427	0	0	521	0	5,850	745
Recoupment payable to Manager	0	0	0	2	0	0	0
Swap premiums received	10,508	19	15	1,866	491	0	12,249
Unrealized depreciation on swap agreements	18,866	1,823	2,437	2,273	3,637	0	33,450
Other liabilities	2,293	16	6	8,177	819	234	0
	1,026,264	246,719	1,557,322	3,156,753	426,305	71,050	10,184,635

Net Assets	$1,562,056	$7,561,178	$14,463,195	$8,311,920	$4,595,982	$1,201,064	$73,674,874

Net Assets Consist of:
Paid in capital	$1,488,599	$7,963,621	$14,295,985	$7,658,173	$4,584,158	$1,536,168	$71,049,825
Undistributed (overdistributed) net investment income	(100,970)	(24,366)	53,677	88,523	(3,938)	86,239	665,391
Accumulated undistributed net realized gain (loss)	19,765	(626,567)	20,734	130,844	(10,405)	(418,723)	(131,724)
Net unrealized appreciation (depreciation)	154,662	248,490	92,799	434,380	26,167	(2,620)	2,091,382

	$1,562,056	$7,561,178	$14,463,195	$8,311,920	$4,595,982	$1,201,064	$73,674,874

Net Assets:
Class R	$10	$114	$95	$2,816	$42	$11	$14,587
Other Classes	1,562,046	7,561,064	14,463,100	8,309,104	4,595,940	1,201,053	73,660,287

Shares Issued and Outstanding:
Class R	1	12	9	241	4	1	1,340

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Class R	$10.65	$9.42	$10.33	$11.69	$10.06	$8.96	$10.89

Cost of Investments Owned	$1,633,476	$7,184,486	$15,520,977	$9,966,650	$4,590,824	$1,252,052	$80,375,966

Cost of Foreign Currency Held	$25,959	$28,748	$14,025	$1,806	$9,913	$1,125	$162,618

60	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

Statements of Operations

Amounts in thousands

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund

	Year Ended September 30, 2003	Year Ended September 30, 2003	Year Ended September 30, 2003	Year Ended September 30, 2003	Year Ended September 30, 2003	Year Ended September 30, 2003	Year Ended September 30, 2003
Investment Income:
Interest, net of foreign taxes	$28,580	$271,672	$167,424	$177,604	$41,889	$9,724	$1,272,753
Dividends	170	2,774	213	8	0	29	11,416
Miscellaneous income	(2,786)	4,153	699	(124)	179	102,439	11,991
Total Income	25,964	278,599	168,336	177,488	42,068	112,192	1,296,160
Expenses:
Investment advisory fees	1,841	8,714	16,752	9,661	5,126	2,139	92,601
Administration fees	2,408	11,164	16,741	12,733	5,586	1,602	82,960
Distribution fees – Class R	0	0	0	1	0	0	8
Servicing fees – Class R	0	0	0	1	0	0	8
Distribution and/or servicing fees – Other Classes	1,395	11,382	11,834	14,805	3,191	1,668	63,283
Trustees’ fees	2	10	19	11	6	2	105
Organization costs	0	0	0	1	0	0	0
Interest expense	3	5	0	321	13	0	0
Miscellaneous expense	0	0	0	0	0	0	212

Total Expenses	5,649	31,275	45,346	37,534	13,922	5,411	239,177

Net Investment Income	20,315	247,324	122,990	139,954	28,146	106,781	1,056,983

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	17,379	99,069	34,770	99,912	(4,372)	(8)	120,789
Net realized gain (loss) on futures contracts, options and swaps	(39,157)	(24,971)	(13,035)	13,757	(23)	43,560	(418,499)
Net realized gain (loss) on foreign currency transactions	17,436	(4,739)	(1,101)	(3,373)	23	(302)	(7,827)
Net change in unrealized appreciation (depreciation) on investments	(17,159)	290,378	(11,984)	53,591	(4,372)	(525)	174,747
Net change in unrealized appreciation on futures contracts, options and swaps	47,538	14,542	18,782	13,412	21,861	1,491	826,213
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(32,122)	(7,698)	1,299	(2,175)	194	(263)	19,380
Net Gain (Loss)	(6,085)	366,581	28,731	175,124	13,311	43,953	714,803

Net Increase in Assets Resulting from Operations	$14,230	$613,905	$151,721	$315,078	$41,457	$150,734	$1,771,786

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	61

Statements of Changes in Net Assets

Amounts in thousands

	Foreign Bond Fund		High Yield Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$20,315	$37,161	$247,324	$348,570
Net realized gain (loss)	(4,342)	(131,236)	69,359	(256,235)
Net change in unrealized appreciation (depreciation)	(1,743)	186,695	297,222	184,090

Net increase (decrease) resulting from operations	14,230	92,620	613,905	276,425

Distributions to Shareholders:
From net investment income
Class R	0	0	(3)	0
Other Classes	(21,743)	(25,190)	(248,014)	(349,279)
From net realized capital gains
Class R	0	0	0	0
Other Classes	0	(26,499)	0	0
Tax basis return of capital
Class R	0	0	0	0
Other Classes	0	(12,921)	0	0

Total Distributions	(21,743)	(64,610)	(248,017)	(349,279)

Fund Share Transactions:
Receipts for shares sold
Class R	0	10	99	10
Other Classes	584,554	847,479	4,179,874	4,046,754

Issued as reinvestment of distributions
Class R	0	0	3	0
Other Classes	19,392	58,348	175,437	250,653

Cost of shares redeemed
Class R	0	0	0	0
Other Classes	(366,399)	(382,188)	(2,971,500)	(2,569,669)

Net increase resulting from Fund share transactions	237,547	523,649	1,383,913	1,727,748

Total Increase (Decrease) in Net Assets	230,034	551,659	1,749,801	1,654,894

Net Assets:
Beginning of period	1,332,022	780,363	5,811,377	4,156,483
End of period*	$1,562,056	$1,332,022	$7,561,178	$5,811,377

*Including undistributed (overdistributed) net investment income of:	$(100,970)	$(99,542)	$(24,366)	$(23,673)

62	PIMCO Funds Semi-Annual Report I 9.30.03 I See accompanying notes

	Low Duration Fund		Real Return Fund		Short-Term Fund		StocksPLUS Fund		Total Return Fund
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$122,990	$268,061	$139,954	$226,947	$28,146	$75,807	$106,781	$(78,683)	$1,056,983	$2,512,302
Net realized gain (loss)	20,634	220,687	110,296	188,639	(4,372)	8,424	43,250	(115,876)	(305,537)	3,027,093
Net change in unrealized appreciation (depreciation)	8,097	134,508	64,828	383,207	17,683	15,946	703	(27,863)	1,020,340	1,291,440
Net increase (decrease) resulting from operations	151,721	623,256	315,078	798,793	41,457	100,177	150,734	(222,422)	1,771,786	6,830,835
Distributions to Shareholders:
From net investment income
Class R	0	0	(7)	0	0	0	0	0	(85)	(5)
Other Classes	(162,195)	(291,986)	(141,291)	(226,928)	(34,018)	(79,963)	(18,133)	(11,470)	(1,169,279)	(2,594,803)
From net realized capital gains
Class R	0	0	0	0	0	0	0	0	0	0
Other Classes	0	(126,037)	0	(83,189)	0	(6,802)	0	0	0	(2,149,045)
Tax basis return of capital
Class R	0	0	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0	0	0

Total Distributions	(162,195)	(418,023)	(141,298)	(310,117)	(34,018)	(86,765)	(18,133)	(11,470)	(1,169,364)	(4,743,853)

Fund Share Transactions:
Receipts for shares sold
Class R	84	10	2,827	10	32	10	0	10	12,670	2,099
Other Classes	5,888,909	9,174,383	2,866,359	6,047,436	2,952,545	3,546,183	497,776	338,999	13,901,328	34,458,513

Issued as reinvestment of distributions
Class R	0	0	7	0	0	0	0	0	84	7
Other Classes	136,944	347,783	113,463	251,946	27,288	70,738	16,931	10,278	956,609	3,949,014

Cost of shares redeemed
Class R	0	0	(120)	0	0	0	0	0	(430)	(3)
Other Classes	(3,509,423)	(3,830,287)	(2,014,869)	(2,956,097)	(1,868,461)	(2,600,643)	(214,366)	(334,437)	(14,480,100)	(21,027,347)

Net increase resulting from Fund share transactions	2,516,514	5,691,889	967,667	3,343,295	1,111,404	1,016,288	300,341	14,850	390,161	17,382,283

Total Increase (Decrease) in Net Assets	2,506,040	5,897,122	1,141,447	3,831,971	1,118,843	1,029,700	432,942	(219,042)	992,583	19,469,265

Net Assets:
Beginning of period	11,957,155	6,060,033	7,170,473	3,338,502	3,477,139	2,447,439	768,122	987,164	72,682,291	53,213,026
End of period*	$14,463,195	$11,957,155	$8,311,920	$7,170,473	$4,595,982	$3,477,139	$1,201,064	$768,122	$73,674,874	$72,682,291

*Including undistributed (overdistributed) net investment income of:	$53,677	$92,882	$88,523	$89,867	$(3,938)	$1,934	$86,239	$(2,409)	$665,391	$777,772

See accompanying notes I 9.30.03 I PIMCO Funds Semi-Annual Report	63

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment funds (the “Funds”). The Trust may offer up to eight classes of shares: Institutional, Administrative, Advisor, A, B, C, D and R. The Advisor Class had not commenced operations as of September 30, 2003. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchases on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS Fund, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class

64	PIMCO Funds Semi-Annual Report I 9.30.03

specific expenses of each Fund, except the StocksPLUS Fund,, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS Fund are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Delayed Delivery Transactions. Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. Certain Funds may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income in the Statements of Operations. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs. The Fund will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Funds are authorized to enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

9.30.03 I PIMCO Funds Semi-Annual Report	65

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Short Sales. Certain Funds have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

66	PIMCO Funds Semi-Annual Report I 9.30.03

Swap Agreements. Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary partnership of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.40% for the StocksPLUS Fund; and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class’ average daily net assets. The Administration Fee for Class R is charged at the annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds; 0.20% for the Real Return and Short-Term Funds; and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term and Total Return Funds; 0.45% for the Foreign Bond Fund; and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse PAD on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to PAD was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2003.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates PAD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid PAD distribution and servicing fees at an

9.30.03 I PIMCO Funds Semi-Annual Report	67

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee (%)	Servicing Fee (%)

Class A
All other Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
Low Duration, Real Return and StocksPLUS Funds	0.50	0.25
Short-Term Fund	0.30	0.25
All other Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

PAD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2003 PAD received $28,482,612 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Foreign Bond Fund	$5,104,584	$5,167,385	$1,592,285	$1,461,289
High Yield Fund	171,488	156,241	5,058,392	3,840,566
Low Duration Fund	17,019,601	14,676,461	382,097	1,606,759
Real Return Fund	15,964,546	14,058,452	297,945	174,343
Short Term Fund	2,081,305	1,728,272	682,405	638,629
StocksPLUS Fund	448,828	1,105,497	72,480	79,674
Total Return Fund	80,252,111	70,498,106	3,612,353	9,672,286

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Foreign Bond Fund	High Yield Fund	Low Duration Fund	Real Return Fund	Short-Term Fund	StocksPLUS Fund	Total Return Fund
				Premium
Balance at 03/31/2003	$8,159	$17,926	$8,191	$2,603	$12,486	$354	$144,065
Sales	3,572	8,621	1,437	6,525	0	758	153,828
Closing Buys	(1,974)	(6,826)	(3,195)	0	(1,053)	0	(134,616)
Expirations	(803)	(2,580)	(449)	(7,701)	(1,888)	(730)	(23,610)

Balance at 09/30/2003	$8,954	$17,141	$5,984	$1,427	$9,545	$382	$139,667

68	PIMCO Funds Semi-Annual Report I 9.30.03

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value.

Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Foreign Bond Fund				High Yield Fund				Low Duration Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	0	$0	1	$10	11	$99	1	$10	8	$84	1	$10
Other Classes	54,526	584,554	79,970	847,479	450,408	4,179,874	473,020	4,046,754	570,042	5,888,909	894,464	9,174,383

Issued as reinvestment of distributions
Class R	0	0	0	0	0	3	0	0	0	0	0	0
Other Classes	1,814	19,392	5,528	58,348	18,822	175,437	29,386	250,653	13,272	136,944	33,944	347,783

Cost of shares redeemed
Class R	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(34,212)	(366,399)	(36,036)	(382,188)	(319,437)	(2,971,500)	(302,167)	(2,569,669)	(340,192)	(3,509,423)	(373,818)	(3,830,287)

Net increase (decrease) resulting from Fund share transactions	22,128	$237,547	49,463	$523,649	149,804	$1,383,913	200,240	$1,727,748	243,130	$2,516,514	554,591	$5,691,889

	Real Return Fund				Short-Term Fund				StocksPLUS Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	250	$2,827	1	$10	3	$32	1	$10	0	$0	1	$10
Other Classes	250,009	2,866,359	545,744	6,047,436	293,810	2,952,545	355,243	3,546,183	57,845	497,776	42,489	338,999

Issued as reinvestment of distributions
Class R	1	7	0	0	0	0	0	0	0	0	0	0
Other Classes	9,853	113,463	22,863	251,946	2,716	27,288	7,088	70,738	1,856	16,931	1,321	10,278

Cost of shares redeemed
Class R	(11)	(120)	0	0	0	0	0	0	0	0	0	0
Other Classes	(176,515)	(2,014,869)	(265,576)	(2,956,097)	(185,955)	(1,868,461)	(260,801)	(2,600,643)	(24,811)	(214,366)	(41,721)	(334,437)

Net increase (decrease) resulting from Fund share transactions	83,587	$967,667	303,032	$3,343,295	110,574	$1,111,404	101,531	$1,016,288	34,890	$300,341	2,090	$14,850

	Total Return Fund
	Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount
Receipts for shares sold
Class R	1,177	$12,670	194	$2,099
Other Classes	1,280,725	13,901,328	3,216,310	34,458,513

Issued as reinvestment of distributions
Class R	8	84	1	7
Other Classes	88,308	956,609	370,950	3,949,014

Cost of shares redeemed
Class R	(40)	(430)	0	(3)
Other Classes	(1,337,130)	(14,480,100)	(1,962,440)	(21,027,347)

Net increase (decrease) resulting from Fund share transactions	33,048	$390,161	1,625,015	$17,382,283

9.30.03 I PIMCO Funds Semi-Annual Report	69

Notes to Financial Statements (Cont.)

September 30, 2003 (Unaudited)

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation

Foreign Bond Fund	$170,976	$(4,033)	$166,943
High Yield Fund	354,663	(116,255)	238,408
Low Duration Fund	147,147	(75,111)	72,036
Real Return Fund	442,390	(4,244)	438,146
Short-Term Fund	21,784	(11,687)	10,097
StocksPLUS Fund	5,134	(2,783)	2,351
Total Return Fund	1,743,310	(501,895)	1,241,415

70	PIMCO Funds Semi-Annual Report I 9.30.03

Pacific Investment Management Series

Manager	Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, CA 92660

Distributor	PIMCO Advisors Distributor LLC, 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC Global Fund Services, Inc., P.O. Box 9688, Providence, RI 02940-9688

Independent Auditors	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Dechert LLP, 1775 I Street, N.W., Washington, D.C., 20006

For Account Information	For PIMCO Funds account information contact your financial advisor, or if you receive account statements directly from PIMCO Advisors, you can also call 1-800-426-0107. Telephone representatives are available Monday–Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.pimcoadvisors.com.

9.30.03 I PIMCO Funds Semi-Annual Report	71

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72	PIMCO Funds Semi-Annual Report I 9.30.03

This page is not part of the report

PRIVATE ACCOUNT PORTFOLIO SERIES

SEMI-ANNUAL REPORT September 30, 2003

The Portfolios issue shares only in private placement

transactions in accordance with Regulation D or other

applicable exemptions under the Securities Act of 1933, as

amended (the “Securities Act”). The enclosed Semi-Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this semi-annual report for the Private Account Portfolio Series (the “Series”), the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. On September 30, 2003, the end of the six-month period, the Series had over $21 billion in assets.

Most investment grade bonds lost ground during the period because of a sharp rise in interest rates in July, the worst month for the U.S. government bond market in more than 23 years. Yields on benchmark 10-year Treasuries soared more than 1.3% in July, reversing a rally that had seen the 10-year yield plunge to a 45-year low, near 3%, in June. Though bonds bounced back in August and September, the damage in July was enough to hamper returns for the broad market, as the Lehman Brothers Aggregate Bond Index posted a gain of only 2.35% for the six-month period.

July’s advance in yields came amid expectations for stronger economic growth in the second half of 2003 and worries about higher interest rates. One trigger for the sell-off was a suggestion by the Federal Reserve that it was less inclined to pursue a so-called “unconventional” approach to reflating the economy than it had previously led investors to believe. Demand for Treasuries fell because this approach involves driving down longer-term interest rates by purchasing Treasuries farther out the yield curve.

The 10-year Treasury yield finished the six-month period at 3.94%, up 0.14% from the prior period and not far from where it started the year. Bonds bounced back later in the third quarter as lingering manufacturing overcapacity, continuing weak labor markets and faster productivity growth gave investors confidence that inflation would remain well-contained. U.S. corporate managers, still unsure about the country’s economic growth, remained cautious about investment and hiring. This approach contributed to rapid labor productivity growth, as companies squeezed more out of their existing capital stock and employees. In a soft labor market, companies captured the gains from this enhanced productivity in the form of higher profits.

On the following pages you will find specific details as to each Portfolio’s total return investment performance and a discussion of those factors that affected performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimcoadvisors.com or our investment manager’s Web site at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board

October 31, 2003

9.30.03 I Semi-Annual Report	1

PIMCO Asset-Backed Securities Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Asset-Backed Securities Portfolio	1.20%	1.49%	9.27%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Asset-Backed Securities Index	2.14%	4.35%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Asset-Backed Securities Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•    The Portfolio underperformed the Lehman Brothers Asset-Backed Securities Index by 0.94% during the six-month period ended September 30, 2003, returning 1.20% versus the 2.14% return of the benchmark.

•    The Portfolio’s near-benchmark duration had a neutral effect on performance.

•    An underweight to the Credit Card sector was negative for performance, as this sector was among the better performing ABS sectors.

•    An underweight to the Manufactured Housing sector was negative, as this sector continued its strong rebound from a dismal 2002.

•    A significant overweight to the Home Equity sector contributed to underperformance, as the sector suffered from volatility in the mortgage market.

2	Semi-Annual Report I 9.30.03

PIMCO Emerging Markets Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	Since Inception*
Emerging Markets Portfolio	10.97%	37.80%	17.41%	13.59%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	—
Emerging Markets Sector Fund Index	8.55%	27.63%	9.85%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Emerging Markets Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments of issuers that economically are tied to countries with emerging securities markets, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•    The Portfolio returned 10.97% for the six-month period ended September 30, 2003, outperforming the custom benchmark Emerging Markets Sector Fund Index return of 8.55%.

•    Duration and yield curve positioning within the higher quality segment of the market added to relative performance.

•    An overweight position in Brazil added significantly to relative performance.

•    Overweights to anchor credits such as Tunisia and Mexico detracted from returns, as these countries underperformed weaker credit countries.

•    Underweight positions to various Eastern European countries such as Croatia, Bulgaria and Poland benefited returns, as these countries underperformed.

9.30.03 I Semi-Annual Report	3

PIMCO High Yield Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
High Yield Portfolio	11.98%	30.71%	4.61%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Merrill Lynch U.S. High Yield BB-B Rated Index	10.33%	23.69%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The High Yield Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

•    The Portfolio returned 11.98% for the semi-annual period ended September 30, 2003, compared to the 10.33% return of the Merrill Lynch U.S. High Yield BB-B Rated Index.

•    The Portfolio’s exposure to BBB-rated issues detracted from returns as these issues underperformed all lower quality tiers.

•    Exposure to HealthSouth over the period was a notable contributor to performance, as these bonds have improved significantly from their lows earlier in the year, when alleged accounting fraud weighed heavily on the company.

•    An underweight to metals and mining was a positive for relative performance as this sector, which prior to this time period was bolstered by the safe-harbor war premium associated with the war in Iraq, was one of the worst performing for the period.

•    With transportation outperforming all other high sectors, led by the reviving airline bonds, an underweight to this category was a significant detriment to relative performance.

•    Modest holdings of emerging market bonds were an important contributor to performance, as attractive yield premiums and improving economic fundamentals more than offset the risks associated with investing in the sector.

4	Semi-Annual Report I 9.30.03

PIMCO International Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	5 Years*	10 Years*	Since Inception*
International Portfolio	5.12%	17.00%	8.22%	8.58%	8.94%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	3.68%	4.36%	—
J.P. Morgan Non-U.S. Index (Hedged)	0.53%	3.50%	5.56%	7.84%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The International Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, or mortgage- or asset-backed securities.

•    The Portfolio returned 5.12% for the six-month period ended September 30, 2003, outperforming the 0.53% return of the benchmark J.P. Morgan Non-U.S. Index (Hedged).

•    An emphasis on Euroland bonds relative to U.S. bonds was a positive. European yields fell slightly during the six-month period, while U.S. bond yields rose.

•    Strategies that perform well when Japanese yields rise were a strong positive. Japan was the worst performing major global bond market during the six-month period ended September 30, 2003.

•    Tactical strategies implemented to take advantage of widening swap spreads in Europe were negative, as spreads tightened over the period.

•    Tactical strategies implemented to take advantage of a convergence between Euroland and U.K. yield curves were a slight negative for performance, as U.K. yields rose more than Euroland yields.

•    Strategies favoring the Euro and Yen relative to the U.S. Dollar were positive, as the dollar weakened during the period.

9.30.03 I Semi-Annual Report	5

PIMCO Investment Grade Corporate Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Investment Grade Corporate Portfolio	9.26%	25.58%	11.63%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Credit Excluding AA3 and Higher Index	5.51%	12.21%	—
50% Lehman Brothers Intermediate Credit Index and 50% Lehman Brothers Long Credit Index	9.58%	19.44%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Investment Grade Corporate Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of corporate fixed income securities of varying maturities, which may be represented by options, futures contracts, or swap agreements.

•    The Portfolio returned 9.26% for the semi-annual period ended September 30, 2003, compared to the 5.51% return for the custom benchmark, the Lehman Brothers Credit Excluding AA3 and Higher Index. The Portfolio’s secondary benchmark, the blend of the Lehman Brothers Intermediate Credit Index (50%) and Lehman Brothers Long Credit Index (50%), returned 9.58% for the period.

•    An emphasis on the BBB-rated issues added to returns, as the upper quality tiers of the market underperformed their lower quality counterparts amidst the return of investors’ risk appetites.

•    An overweight to the telecom sector was positive for performance as the sector performed strongly in the beginning of the period.

•    Exposure to lower-rated airline bonds was a positive boost for returns, as these issues continued to recover from prior setbacks, including the war with Iraq and the outbreak of SARS.

•    Positions in the automotive sector were positive for performance, as this sector led investment-grade returns in the third quarter.

6	Semi-Annual Report I 9.30.03

PIMCO Mortgage Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Mortgage Portfolio	1.54%	3.23%	9.47%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Mortgage Index	1.18%	3.50%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Mortgage Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities, which may be represented by options, futures contracts, swap agreements, or asset-backed securities.

•    The Portfolio returned 1.54% for the six-month period ended September 30, 2003, outperforming the Lehman Brothers Mortgage Index return of 1.18%.

•    The Portfolio’s duration position added to performance, as it was above-benchmark when yields declined early in the period and below-benchmark when yields rose.

•    A focus in conventional (FHLMC & FNMA) securities was positive, as these issues outpaced their GNMA counterparts.

•    An overweight to lower coupon 15-Year FNMA was positive, as investors preferred their relatively stable cash flows.

•    The strategy of buying mortgages forward and investing the remaining cash in short duration instruments added to returns.

9.30.03 I Semi-Annual Report	7

PIMCO Municipal Sector Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Municipal Sector Portfolio	2.78%	3.01%	7.39%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Long Municipal Bond Index	2.36%	2.95%	—
Lehman Brothers General Municipal Bond Index	2.66%	3.89%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Municipal Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities, or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts, or swap agreements.

•    The Portfolio returned 2.78% for the six-month period ended September 30, 2003, versus the 2.36% of its benchmark, the Lehman Brothers Long Municipal Bond Index.

•    The Portfolio’s effective duration was managed below that of the benchmark, hindering performance as yields declined across the municipal curve.

•    Overweight in intermediate maturities was positive for performance, as these maturities outperformed short and long maturities.

•    The Portfolio’s average credit quality was AAA, versus the benchmark’s average quality of AA.

•    Exposure to tobacco securitization debt helped performance as the sector rallied on news that the Illinois Supreme Court overturned the appellate court decision and allowed the local judge to decrease Philip Morris USA’s bond requirement.

•    An underweight to longer maturity California general obligation bonds was positive, as spreads were volatile in reaction to the state’s fiscal situation.

8	Semi-Annual Report I 9.30.03

PIMCO Real Return Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Real Return Portfolio	4.58%	8.50%	12.97%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Global Real: U.S. TIPS Index	3.73%	7.23%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Real Return Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts, or swap agreements.

•    For the six-months ended September 30, 2003, the Portfolio returned 4.58%, versus the 3.73% return of the Lehman Brothers Global Real: U.S. TIPS Index.

•    For the six-months ended September 30, 2003, real yields decreased by 0.14%, compared to a 0.01% rise for conventional U.S. Treasury issues of similar maturities.

•    Breakeven inflation, defined as the difference between a real yield on a TIPS and a nominal yield on a Treasury of the same maturity, was 2.01% at September 30, 2003 for the 10-year maturity. This compares to a breakeven yield of 1.86% on March 31, 2003. The 12-month CPI-U change for the period ended September 30, 2003, was 2.32%.

•    The effective duration of the Portfolio was 7.23 years on September 30, 2003, compared to a duration of 7.38 years for the benchmark.

•    The Portfolio’s duration was slightly longer than the benchmark for the period, which was positive for performance as real yields dropped.

9.30.03 I Semi-Annual Report	9

PIMCO Short-Term Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Short-Term Portfolio	1.09%	3.16%	5.26%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
3-Month LIBOR Index	0.60%	1.36%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Short-Term Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Portfolio returned 1.09% for the semi-annual period ended September 30, 2003, outperforming the 3-Month LIBOR Index return of 0.60%.

•    A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•    Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•    Corporate holdings provided attractive yields and positive price performance, as rising profits stimulated investor demand.

•    Short-maturity European exposure was practically neutral, as holdings performed in line with comparable U.S. assets.

•    Written options strategies boosted returns.

•    Other strategies, including real return and eurodollar futures holdings, modestly enhanced performance and provided diversification.

10	Semi-Annual Report I 9.30.03

PIMCO Short-Term Portfolio II

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
Short-Term Portfolio II	1.57%	—	1.59%
Citigroup 3-Month Treasury Bill Index	0.53%	—	—
3-Month LIBOR Index	0.60%	—	—

* Cumulative

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The Short-Term Portfolio II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

•    The Portfolio returned 1.57% for the semi-annual period ended September 30, 2003, outperforming the 3-Month LIBOR Index return of 0.60%.

•    A broader exposure to the yield curve enhanced returns; this strategy captured additional income and reaped gains by “rolling down” a steep short/intermediate maturity yield curve.

•    Mortgage-backed securities enhanced portfolio yield and credit quality, although the sector detracted substantially from overall performance due to high levels of market volatility.

•    Corporate holdings provided attractive yields and positive price performance, as rising profits stimulated investor demand.

•    Short-maturity European exposure was practically neutral, as holdings performed in line with comparable U.S. assets.

•    Eurodollar futures and written options strategies boosted returns.

•    Other strategies, including real return holdings and a small position in emerging market bonds, modestly enhanced performance and provided diversification.

9.30.03 I Semi-Annual Report	11

PIMCO U.S. Government Sector Portfolio

TOTAL RETURN INVESTMENT PERFORMANCE For the period ended September 30, 2003

	6 Months	1 Year	Since Inception*
U.S. Government Sector Portfolio	2.46%	3.39%	12.39%
Citigroup 3-Month Treasury Bill Index	0.53%	1.22%	—
Lehman Brothers Government Bond Index	1.72%	3.55%	—
Lehman Brothers Long-Term Government Index	2.28%	3.87%	—

* Annualized

All Portfolio returns are net of fees and expenses

CUMULATIVE RETURNS THROUGH SEPTEMBER 30, 2003

Past performance is no guarantee of future results.

PORTFOLIO INSIGHTS

•    The U.S. Government Sector Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as options, futures contracts, swap agreements, or mortgage-backed securities.

•    The Portfolio outperformed its benchmark for the six months ended September 30, 2003, returning 2.46%, versus the 1.72% return of the Lehman Brothers Government Bond Index.

•    Tactical duration adjustments amid interest rate volatility favorably positioned the Portfolio and enhanced performance.

•    A focus on intermediate maturities was positive as the yield curve became steeper in the latter part of the six-month period, particularly in July.

•    Modest holdings of longer duration structured mortgages detracted from performance, as mortgages were adversely affected by historically high levels of volatility.

•    An allocation to longer duration corporates enhanced portfolio performance; credit sensitive assets continued to perform strongly amid signs of strength in the economy.

•    An allocation to real return bonds and municipal bonds helped returns in the latter part of the six-month period; these less volatile assets outperformed amid rising rates.

12	Semi-Annual Report I 9.30.03

Disclosure:

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The average annual total return measures performance assuming that all dividend and capital gain distributions were reinvested. Returns shown do not reflect the deduction of taxes that a shareholder would pay (i) on Portfolio distributions or (ii) the redemption of Portfolio shares. Each line graph assumes the investment of $5,000,000 at the beginning of the first full month following each Portfolio’s inception. The table below sets forth the inception dates for each Portfolio.

For the period prior to 1/01/00, the performance of the internally employed comparative index for the Emerging Markets Portfolio represents that of the Lehman Brothers Aggregate Bond Index; since 1/01/00, index performance represents that of the Emerging Markets Sector Fund Index (a custom weighted index of selected countries within the Emerging Markets Bond Index from J.P. Morgan). The Investment Grade Corporate Portfolio changed its internally employed comparative index from a 50/50 blend of the Lehman Brothers Intermediate Credit Index and the Lehman Brothers Long Credit Index to the Lehman Brothers Credit Excluding AA3 and Higher Index because the Lehman Brothers Credit Excluding AA3 and Higher Index more closely reflects the universe of securities in which the Portfolio invests. The blended performance of the internally employed comparative index for the Investment Grade Corporate Portfolio reflects the performance of the Lehman Brothers Intermediate Credit Index from 2/01/00 through 11/11/01, after which time the performance reflects a 50/50 blend of the Lehman Brothers Intermediate Credit Index and Lehman Brothers Long Credit index. Prior to 4/7/03, the Citigroup indicies were known as the Salomon indicies.

The credit quality of the securities in the Portfolios do not apply to the stability or safety of the Portfolios. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. In addition, it is possible to lose money on investments in a Portfolio. PIMCO Advisors Distributors LLC, 840 Newport Center Drive, Newport Beach, CA 92660, www.pimcoadvisors.com, www.pimco.com, 1-800-927-4648.

Inception Dates:

Portfolio	Inception Date
Asset-Backed Securities Portfolio	10/31/00
Emerging Markets Portfolio	04/03/98
High Yield Portfolio	12/08/00
International Portfolio	12/13/89
Investment Grade Corporate Portfolio	01/26/00
Mortgage Portfolio	01/31/00
Municipal Sector Portfolio	08/21/00
Real Return Portfolio	04/28/00
Short-Term Portfolio	04/20/00
Short-Term Portfolio II	03/17/03
U.S. Government Sector Portfolio	01/31/00

9.30.03 I Semi-Annual Report	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gain (Loss) on Investments		Total Income from Investment Operations

Asset-Backed Securities Portfolio
09/30/2003 +	$11.00	$0.24	(a)	$(0.11	)(a)	$0.13

03/31/2003	10.66	0.53	(a)	0.42	(a)	0.95

03/31/2002	10.56	0.64	(a)	0.31	(a)	0.95

10/31/2000 - 03/31/2001	10.00	0.32	(a)	0.43	(a)	0.75

Emerging Markets Portfolio
09/30/2003 +	$11.81	$0.44	(a)	$0.85	(a)	$1.29

03/31/2003	10.86	0.88	(a)	1.09	(a)	1.97

03/31/2002	9.91	0.85	(a)	0.85	(a)	1.70

03/31/2001	9.84	0.49	(a)	0.47	(a)	0.96

03/31/2000	9.63	0.80	(a)	0.21	(a)	1.01

04/03/1998 - 03/31/1999	10.00	0.87	(a)	(0.39	)(a)	0.48

High Yield Portfolio
09/30/2003 +	$7.72	$0.35	(a)	$0.57	(a)	$0.92

03/31/2003	8.18	0.72	(a)	(0.48	)(a)	0.24

03/31/2002	9.56	0.77	(a)	(1.18	)(a)	(0.41)

12/08/2000 - 03/31/2001	9.57	0.30	(a)	(0.10	)(a)	0.20

International Portfolio
09/30/2003 +	$7.22	$0.14	(a)	$0.23	(a)	$0.37

03/31/2003	6.52	0.20	(a)	0.95	(a)	1.15

03/31/2002	7.05	0.27	(a)	0.18	(a)	0.45

03/31/2001	6.73	0.42	(a)	0.29	(a)	0.71

03/31/2000	7.08	0.39	(a)	(0.44	)(a)	(0.05)

03/31/1999	7.18	0.29	(a)	0.11	(a)	0.40

Investment Grade Corporate Portfolio
09/30/2003 +	$10.88	$0.41	(a)	$0.60	(a)	$1.01

03/31/2003	10.57	0.81	(a)	0.56	(a)	1.37

03/31/2002	10.58	0.70	(a)	(0.10	)(a)	0.60

03/31/2001	10.13	0.78	(a)	0.36	(a)	1.14

01/26/2000 - 03/31/2000	10.00	0.14	(a)	0.07	(a)	0.21

Mortgage Portfolio
09/30/2003 +	$10.89	$0.16	(a)	$0.01	(a)	$0.17

03/31/2003	10.71	0.46	(a)	0.56	(a)	1.02

03/31/2002	10.79	0.62	(a)	0.20	(a)	0.82

03/31/2001	10.26	0.82	(a)	0.43	(a)	1.25

01/31/2000 - 03/31/2000	10.00	0.12	(a)	0.20	(a)	0.32

Municipal Sector Portfolio
09/30/2003 +	$10.15	$0.24	(a)	$0.04	(a)	$0.28

03/31/2003	10.58	0.57	(a)	(0.03	)(a)	0.54

03/31/2002	10.82	0.62	(a)	(0.09	)(a)	0.53

08/21/2000 - 03/31/2001	10.00	0.26	(a)	0.73	(a)	0.99

Real Return Portfolio
09/30/2003 +	$11.43	$0.21	(a)	$0.31	(a)	$0.52

03/31/2003	10.30	0.48	(a)	1.62	(a)	2.10

03/31/2002	10.84	0.56	(a)	(0.01	)(a)	0.55

04/28/2000 - 03/31/2001	10.00	0.69	(a)	0.66	(a)	1.35

Short-Term Portfolio
09/30/2003 +	$9.83	$0.08	(a)	$0.03	(a)	$0.11

03/31/2003	9.72	0.25	(a)	0.12	(a)	0.37

03/31/2002	10.17	0.55	(a)	(0.01	)(a)	0.54

04/20/2000 - 03/31/2001	10.00	0.65	(a)	0.10	(a)	0.75

Short-Term Portfolio II
09/30/2003 +	$10.02	$0.07	(a)	$0.07	(a)	$0.14

03/17/2003 - 03/31/2003	10.00	0.01	(a)	0.01	(a)	0.02

U.S. Government Sector Portfolio
09/30/2003 +	$10.89	$0.13	(a)	$0.14	(a)	$0.27

03/31/2003	9.83	0.34	(a)	1.44	(a)	1.78

03/31/2002	11.35	0.74	(a)	(0.50	)(a)	0.24

03/31/2001	10.62	0.69	(a)	0.96	(a)	1.65

01/31/2000 - 03/31/2000	10.00	0.12	(a)	0.54	(a)	0.66

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 0.05%.
(c)	Ratio of expenses to average net assets excluding interest expense is 0.12%.
(d)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(e)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.

14	Semi-Annual Report I 9.30.03 I See accompanying notes

Selected Per Share Data for the Year or Period Ended:	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

Asset-Backed Securities Portfolio
09/30/2003 +	$(0.23)	$0.00	$(0.23)	$10.90	1.20%	$212,224	0.08	%*(b)	4.41	%*	265%

03/31/2003	(0.48)	(0.13)	(0.61)	11.00	8.95	208,719	0.15	(b)	4.77		117

03/31/2002	(0.60)	(0.25)	(0.85)	10.66	9.17	98,848	0.05		5.88		569

10/31/2000 - 03/31/2001	(0.19)	0.00	(0.19)	10.56	7.58	53,822	0.05	*(i)	7.38	*	134

Emerging Markets Portfolio
09/30/2003 +	$(0.51)	$0.00	$(0.51)	$12.59	10.97%	$1,070,693	0.13	%*(c)	7.03	%*	198%

03/31/2003	(0.82)	(0.20)	(1.02)	11.81	19.48	1,336,575	0.13	(c)	8.12		305

03/31/2002	(0.75)	0.00	(0.75)	10.86	17.74	1,005,646	0.13	(c)	8.09		265

03/31/2001	(0.84)	(0.05)	(0.89)	9.91	10.31	287,880	0.16	(c)	9.15		224

03/31/2000	(0.80)	0.00	(0.80)	9.84	10.94	354,371	0.85		8.20		159

04/03/1998 - 03/31/1999	(0.85)	0.00	(0.85)	9.63	5.49	145,530	0.85	*	9.43	*	199

High Yield Portfolio
09/30/2003 +	$(0.45)	$0.00	$(0.45)	$8.19	11.98%	$223,737	0.05	%*	8.68	%*	65%

03/31/2003	(0.70)	0.00	(0.70)	7.72	3.61	400,794	0.05		9.41		182

03/31/2002	(0.71)	(0.26)	(0.97)	8.18	(4.16)	397,455	0.06	(b)	8.97		104

12/08/2000 - 03/31/2001	(0.21)	0.00	(0.21)	9.56	2.09	212,247	0.05	*(h)	9.79	*	80

International Portfolio
09/30/2003 +	$0.00	$0.00	$0.00	$7.59	5.12%	$957,162	0.17	%*(c)	3.79	%*	358%

03/31/2003	(0.36)	(0.09)	(0.45)	7.22	18.32	1,520,328	0.12		3.01		328

03/31/2002	(0.82)	(0.16)	(0.98)	6.52	6.52	1,808,687	0.13	(c)	3.92		298

03/31/2001	(0.32)	(0.07)	(0.39)	7.05	10.89	3,588,537	0.13	(c)	6.05		464

03/31/2000	(0.30)	0.00	(0.30)	6.73	(0.67)	1,142,215	0.50		5.61		369

03/31/1999	(0.30)	(0.20)	(0.50)	7.08	5.71	720,025	0.50		4.04		406

Investment Grade Corporate Portfolio
09/30/2003 +	$(0.48)	$0.00	$(0.48)	$11.41	9.26%	$2,289,248	0.05	%*	7.14	%*	45%

03/31/2003	(0.81)	(0.25)	(1.06)	10.88	13.86	4,211,671	0.07	(b)	7.82		199

03/31/2002	(0.53)	(0.08)	(0.61)	10.57	5.74	4,947,469	0.05		6.49		361

03/31/2001	(0.68)	(0.01)	(0.69)	10.58	11.59	999,641	0.11	*(b)	7.54		240

01/26/2000 - 03/31/2000	(0.08)	0.00	(0.08)	10.13	2.11	316,279	0.05	*(e)	7.65	*	65

Mortgage Portfolio
09/30/2003 +	$(0.20)	$0.00	$(0.20)	$10.86	1.54%	$7,346,311	0.05	%*	2.98	%*	410%

03/31/2003	(0.46)	(0.38)	(0.84)	10.89	9.69	6,747,404	0.07	(b)	4.12		687

03/31/2002	(0.60)	(0.30)	(0.90)	10.71	7.68	5,314,257	0.22	(b)	5.67		685

03/31/2001	(0.64)	(0.08)	(0.72)	10.79	12.57	3,477,278	0.87	(b)	7.80		742

01/31/2000 - 03/31/2000	(0.06)	0.00	(0.06)	10.26	3.21	985,563	0.05	*(d)	7.13	*	156

Municipal Sector Portfolio
09/30/2003 +	$(0.22)	$0.00	$(0.22)	$10.21	2.78%	$288,818	0.05	%*	4.70	%*	26%

03/31/2003	(0.62)	(0.35)	(0.97)	10.15	5.15	249,882	0.05		5.39		372

03/31/2002	(0.48)	(0.29)	(0.77)	10.58	5.03	145,514	0.05		5.70		1361

08/21/2000 - 03/31/2001	(0.17)	0.00	(0.17)	10.82	9.95	69,211	0.05	*(i)	4.00	*	189

Real Return Portfolio
09/30/2003 +	$(0.19)	$0.00	$(0.19)	$11.76	4.58%	$1,443,718	0.05	%*	3.57	%*	175%

03/31/2003	(0.78)	(0.19)	(0.97)	11.43	21.26	654,735	0.07	(b)	4.23		308

03/31/2002	(0.53)	(0.56)	(1.09)	10.30	5.20	94,457	0.06	(b)	5.14		502

04/28/2000 - 03/31/2001	(0.48)	(0.03)	(0.51)	10.84	13.83	208,832	0.09	*(j)	7.21	*	260

Short-Term Portfolio
09/30/2003 +	$(0.09)	$0.00	$(0.09)	$9.85	1.09%	$2,656,379	0.05	%*	1.64	%*	134%

03/31/2003	(0.21)	(0.05)	(0.26)	9.83	3.94	2,432,457	0.05		2.56		212

03/31/2002	(0.87)	(0.12)	(0.99)	9.72	5.51	114,868	1.05	(b)	5.51		96

04/20/2000 - 03/31/2001	(0.57)	(0.01)	(0.58)	10.17	7.62	191,299	1.58	*(b)(g)	6.84	*	154

Short-Term Portfolio II
09/30/2003 +	$(0.06)	$0.00	$(0.06)	$10.10	1.57%	$271,718	0.05	%*	1.41	%*	420%

03/17/2003 - 03/31/2003	0.00	0.00	0.00	10.02	0.20	20,102	0.05	*(k)	2.16	*	11

U.S. Government Sector Portfolio
09/30/2003 +	$(0.14)	$0.00	$(0.14)	$11.02	2.46%	$4,393,020	0.05	%*	2.33	%*	492%

03/31/2003	(0.34)	(0.38)	(0.72)	10.89	18.36	4,438,204	0.05		3.14		819

03/31/2002	(0.79)	(0.97)	(1.76)	9.83	2.30	545,294	0.07	(b)	6.67		785

03/31/2001	(0.54)	(0.38)	(0.92)	11.35	16.03	1,257,236	0.11	(b)	6.24		1200

01/31/2000 - 03/31/2000	(0.04)	0.00	(0.04)	10.62	6.61	311,652	0.05	*(f)	6.86	*	283

(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(g)	If the investment manager had not reimbrused expenses, the ratio of expenses to average net assets would have been 1.59%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.06%.
(i)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.08%.
(j)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.11%.
(k)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.06%.

See accompanying notes I 9.30.03 I Semi-Annual Report	15

Statements of Assets and Liabilities

September 30, 2003 (Unaudited)

Amounts in thousands, except per share amounts

	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio

Assets:
Investments, at value	$256,242	$1,251,053	$232,483	$1,340,388
Cash	5,429	790	0	0
Foreign currency, at value	0	113	32	21,776
Receivable for investments sold	8,337	262,964	3,003	7,290
Unrealized appreciation on forward foreign currency contracts	0	251	0	4,882
Receivable for Portfolio shares sold	1,900	6,800	300	5,150
Interest and dividends receivable	1,207	15,181	4,716	19,762
Variation margin receivable	0	0	0	1,590
Swap premiums paid	2,680	0	0	13,950
Unrealized appreciation on swap agreements	796	6,606	5	24,822

	276,591	1,543,758	240,539	1,439,610

Liabilities:
Payable for investments purchased	$57,878	$468,584	$15,530	$322,466
Unrealized depreciation on forward foreign currency contracts	0	708	88	2,510
Payable for reverse repurchase agreement	4,711	0	0	0
Payable for short sale	0	1,793	0	6,910
Due to Custodian	0	0	109	48,908
Written options outstanding	777	0	1,062	0
Payable for Portfolio shares redeemed	250	1,088	0	300
Accrued investment advisory fee	3	16	3	9
Accrued administration fee	5	82	5	46
Variation margin payable	0	0	0	0
Recoupment payable to Manager	1	0	1	0
Swap premiums received	55	20	0	27,810
Unrealized depreciation on swap agreements	664	4	4	59,633
Other liabilities	23	770	0	13,856
	64,367	473,065	16,802	482,448

Net Assets	$212,224	$1,070,693	$223,737	$957,162

Net Assets Consist of:
Paid in capital	$209,478	$853,066	$233,287	$364,006
Undistributed (overdistributed) net investment income	5,285	34,825	6,983	(760,673)
Accumulated undistributed net realized gain (loss)	761	124,579	(27,121)	1,324,177
Net unrealized appreciation (depreciation)	(3,300)	58,223	10,588	29,652

	$212,224	$1,070,693	$223,737	$957,162

Shares Issued and Outstanding:	19,468	85,039	27,315	126,052

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)	$10.90	$12.59	$8.19	$7.59

Cost of Investments Owned	$259,465	$1,199,000	$221,852	$1,276,246

Cost of Foreign Currency Held	$0	$112	$32	$21,431

16	Semi-Annual Report I 9.30.03 I See accompanying notes

	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio

Assets:
Investments, at value	$2,256,087	$12,769,227	$287,002	$1,983,436	$2,636,487	$292,205	$4,206,252
Cash	4,071	0	0	1	6	1	1,521
Foreign currency, at value	0	0	0	13	0	64	0
Receivable for investments sold	114,525	4,371,073	491	42,775	204,196	18,585	884,666
Unrealized appreciation on forward foreign currency contracts	0	0	0	0	0	3	0
Receivable for Portfolio shares sold	22,950	85,400	4,050	14,100	24,300	0	176,800
Interest and dividends receivable	38,859	22,854	3,695	16,010	8,150	275	14,216
Variation margin receivable	310	2,942	0	617	3,217	295	18,314
Swap premiums paid	0	3,297	0	0	0	0	0
Unrealized appreciation on swap agreements	3,115	8,428	0	139	328	1	13,882

	2,439,917	17,263,221	295,238	2,057,091	2,876,684	311,429	5,315,651

Liabilities:
Payable for investments purchased	$63,339	$8,617,338	$6,108	$565,503	$9,677	$20,406	$585,000
Unrealized depreciation on forward foreign currency contracts	0	0	0	111	0	3	0
Payable for reverse repurchase agreement	0	0	0	0	0	0	0
Payable for short sale	0	1,223,740	0	43,889	207,463	19,031	305,646
Due to Custodian	0	29,583	0	0	0	0	0
Written options outstanding	384	0	0	323	1,465	83	11,877
Payable for Portfolio shares redeemed	81,250	22,600	300	1,050	350	0	4,850
Accrued investment advisory fee	38	113	4	22	42	4	64
Accrued administration fee	57	170	7	33	63	6	96
Variation margin payable	841	0	0	0	649	0	0
Recoupment payable to Manager	0	0	0	2	7	0	0
Swap premiums received	895	22,665	0	249	0	0	15,098
Unrealized depreciation on swap agreements	3,761	701	0	0	478	171	0
Other liabilities	104	0	1	2,191	111	7	0
	150,669	9,916,910	6,420	613,373	220,305	39,711	922,631

Net Assets	$2,289,248	$7,346,311	$288,818	$1,443,718	$2,656,379	$271,718	$4,393,020

Net Assets Consist of:
Paid in capital	$2,113,182	$7,246,198	$286,761	$1,359,561	$2,640,368	$270,439	$4,328,370
Undistributed (overdistributed) net investment income	27,358	104,084	1,625	15,855	5,991	172	8,785
Accumulated undistributed net realized gain (loss)	39,165	(13,828)	(1,471)	8,579	(7,985)	(109)	(59,901)
Net unrealized appreciation (depreciation)	109,543	9,857	1,903	59,723	18,005	1,216	115,766

	$2,289,248	$7,346,311	$288,818	$1,443,718	$2,656,379	$271,718	$4,393,020

Shares Issued and Outstanding:	200,599	676,189	28,298	122,748	269,563	26,895	398,525

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)	$11.41	$10.86	$10.21	$11.76	$9.85	$10.10	$11.02

Cost of Investments Owned	$2,143,938	$12,755,265	$285,097	$1,924,057	$2,633,537	$291,644	$4,181,099

Cost of Foreign Currency Held	$0	$0	$0	$13	$0	$50	$0

See accompanying notes I 9.30.03 I Semi-Annual Report	17

Statements of Operations

Amounts in thousands

	Asset-Backed Securities Portfolio	Emerging Markets Portfolio	High Yield Portfolio	International Portfolio
	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$4,449	$35,478	$11,410	$39,279
Dividends	0	482	116	0
Miscellaneous income	187	4,083	264	(16,363)
Total Income	4,636	40,043	11,790	22,916
Expenses:
Investment advisory fees	21	112	27	116
Administration fees	31	559	40	580
Trustees’ fees	0	0	0	2
Interest expense	29	68	5	266
Miscellaneous expense	3	0	1	0

Total Expenses	84	739	73	964

Net Investment Income	4,552	39,304	11,717	21,952

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(1,237)	117,853	15,904	439,816
Net realized gain (loss) on futures contracts, options and swaps	2,169	670	(212)	3,353
Net realized gain (loss) on foreign currency transactions	0	632	168	1,021,339
Net change in unrealized appreciation (depreciation) on investments	(908)	(36,721)	5,746	(1,394,938)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(1,906)	9,244	(646)	21,925
Net change in unrealized appreciation (depreciation) on foreign currency transactions	0	(1,041)	(381)	(60,786)
Net Gain (Loss)	(1,882)	90,637	20,579	30,709

Net Increase in Assets Resulting from Operations	$2,670	$129,941	$32,296	$52,661

18	Semi-Annual Report I 9.30.03 I See accompanying notes

	Investment Grade Corporate Portfolio	Mortgage Portfolio	Municipal Sector Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)	Six Months Ended September 30, 2003 (Unaudited)
Investment Income:
Interest, net of foreign taxes	$107,786	$103,387	$6,163	$16,465	$23,251	$552	$57,794
Dividends	26	0	0	0	0	0	0
Miscellaneous income	1,796	24	0	0	317	(3)	(25)
Total Income	109,608	103,411	6,163	16,465	23,568	549	57,769
Expenses:
Investment advisory fees	305	680	26	90	278	7	483
Administration fees	458	1,020	39	135	416	11	725
Trustees’ fees	4	9	0	1	4	0	8
Interest expense	22	0	1	0	0	0	37
Miscellaneous expense	0	96	1	2	7	0	12

Total Expenses	789	1,805	67	228	705	18	1,265

Net Investment Income	108,819	101,606	6,096	16,237	22,863	531	56,504

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	123,224	1,516	1,738	9,171	(3,189)	(228)	(3,633)
Net realized gain (loss) on futures contracts, options and swaps	(1,079)	(23,996)	0	32	(89)	133	(52,946)
Net realized gain (loss) on foreign currency transactions	0	0	0	(396)	0	(13)	0
Net change in unrealized appreciation (depreciation) on investments	71,119	8,304	(305)	34,839	(4,590)	96	(16,910)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	551	17,971	0	1,412	17,011	1,084	113,520
Net change in unrealized appreciation (depreciation) on foreign currency transactions	0	0	0	(168)	0	14	0
Net Gain (Loss)	193,815	3,795	1,433	44,890	9,143	1,086	40,031

Net Increase in Assets Resulting from Operations	$302,634	$105,401	$7,529	$61,127	$32,006	$1,617	$96,535

See accompanying notes I 9.30.03 I Semi-Annual Report	19

Statements of Changes in Net Assets

Amounts in thousands

	Asset-Backed Securities Portfolio		Emerging Markets Portfolio		High Yield Portfolio
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,552	$9,917	$39,304	$86,676	$11,717	$28,096
Net realized gain (loss)	932	6,763	119,155	47,901	15,860	(33,362)
Net change in unrealized appreciation (depreciation)	(2,814)	(1,393)	(28,518)	67,403	4,719	23,382

Net increase resulting from operations	2,670	15,287	129,941	201,980	32,296	18,116

Distributions to Shareholders:
From net investment income	(4,402)	(9,518)	(42,653)	(82,953)	(13,003)	(27,483)
From net realized capital gains	0	(2,550)	0	(19,564)	0	0

Total Distributions	(4,402)	(12,068)	(42,653)	(102,517)	(13,003)	(27,483)

Portfolio Share Transactions:
Receipts for shares sold	43,276	231,826	127,882	593,223	65,700	306,180
Issued as reinvestment of distributions	4,326	11,878	41,396	99,402	12,966	27,293
Cost of shares redeemed	(42,365)	(137,052)	(522,448)	(461,159)	(275,016)	(320,767)
Net increase (decrease) resulting from Portfolio share transactions	5,237	106,652	(353,170)	231,466	(196,350)	12,706

Total Increase (Decrease) in Net Assets	3,505	109,871	(265,882)	330,929	(177,057)	3,339

Net Assets:
Beginning of period	208,719	98,848	1,336,575	1,005,646	400,794	397,455
End of period *	$212,224	$208,719	$1,070,693	$1,336,575	$223,737	$400,794

*Including undistributed (overdistributed) net investment income of:	$5,285	$5,135	$34,825	$38,174	$6,983	$8,269

20	Semi-Annual Report I 9.30.03 I See accompanying notes

	International Portfolio		Investment Grade Corporate Portfolio		Mortgage Portfolio		Municipal Sector Portfolio		Real Return Portfolio
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$21,952	$71,373	$108,819	$389,970	$101,606	$305,285	$6,096	$9,449	$16,237	$14,105
Net realized gain (loss)	1,464,508	(1,238,059)	122,145	6,213	(22,480)	382,033	1,738	(1,067)	8,807	19,210
Net change in unrealized appreciation (depreciation)	(1,433,799)	1,571,860	71,670	157,024	26,275	(65,979)	(305)	2,473	36,083	22,714

Net increase resulting from operations	52,661	405,174	302,634	553,207	105,401	621,339	7,529	10,855	61,127	56,029

Distributions to Shareholders:
From net investment income	0	(137,546)	(111,291)	(380,592)	(118,400)	(315,500)	(5,757)	(9,106)	(14,165)	(12,514)
From net realized capital gains	0	(32,753)	0	(108,788)	0	(294,301)	0	(3,443)	0	(7,330)

Total Distributions	0	(170,299)	(111,291)	(489,380)	(118,400)	(609,801)	(5,757)	(12,549)	(14,165)	(19,844)

Portfolio Share Transactions:
Receipts for shares sold	1,076,930	1,655,799	430,926	2,261,400	3,166,389	8,560,232	79,450	437,513	898,993	937,948
Issued as reinvestment of distributions	0	165,090	109,526	475,470	116,132	599,868	5,684	12,310	13,922	19,526
Cost of shares redeemed	(1,692,757)	(2,344,123)	(2,654,218)	(3,536,495)	(2,670,615)	(7,738,491)	(47,970)	(343,761)	(170,894)	(433,381)
Net increase (decrease) resulting from Portfolio share transactions	(615,827)	(523,234)	(2,113,766)	(799,625)	611,906	1,421,609	37,164	106,062	742,021	524,093

Total Increase (Decrease) in Net Assets	(563,166)	(288,359)	(1,922,423)	(735,798)	598,907	1,433,147	38,936	104,368	788,983	560,278

Net Assets:
Beginning of period	1,520,328	1,808,687	4,211,671	4,947,469	6,747,404	5,314,257	249,882	145,514	654,735	94,457
End of period *	$957,162	$1,520,328	$2,289,248	$4,211,671	$7,346,311	$6,747,404	$288,818	$249,882	$1,443,718	$654,735

*Including undistributed (overdistributed) net investment income of:	$(760,673)	$(782,625)	$27,358	$29,830	$104,084	$120,878	$1,625	$1,286	$15,855	$13,783

See accompanying notes I 9.30.03 I Semi-Annual Report	21

Statements of Changes in Net Assets (Cont.)

Amounts in thousands

	Short-Term Portfolio		Short-Term Portfolio II		U.S. Government Sector Portfolio
	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Period from March 17, 2003 to March 31, 2003	Six Months Ended September 30, 2003 (Unaudited)	Year Ended March 31, 2003
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$22,863	$36,303	$531	$18	$56,504	$86,200
Net realized gain (loss)	(3,278)	7,930	(108)	1	(56,579)	148,580
Net change in unrealized appreciation	12,421	5,826	1,194	22	96,610	41,771

Net increase resulting from operations	32,006	50,059	1,617	41	96,535	276,551

Distributions to Shareholders:
From net investment income	(24,836)	(34,144)	(379)	0	(60,732)	(82,561)
From net realized capital gains	0	(7,455)	0	0	0	(128,193)

Total Distributions	(24,836)	(41,599)	(379)	0	(60,732)	(210,754)

Portfolio Share Transactions:
Receipts for shares sold	1,740,238	6,106,242	250,000	20,061	3,683,990	6,094,130
Issued as reinvestment of distributions	24,720	40,488	378	0	59,783	206,966
Cost of shares redeemed	(1,548,206)	(3,837,601)	0	0	(3,824,760)	(2,473,983)

Net increase (decrease) resulting from Portfolio share transactions	216,752	2,309,129	250,378	20,061	(80,987)	3,827,113

Total Increase (Decrease) in Net Assets	223,922	2,317,589	251,616	20,102	(45,184)	3,892,910

Net Assets:
Beginning of period	2,432,457	114,868	20,102	0	4,438,204	545,294
End of period *	$2,656,379	$2,432,457	$271,718	$20,102	$4,393,020	$4,438,204

*Including undistributed net investment income of:	$5,991	$7,964	$172	$20	$8,785	$13,013

22	Semi-Annual Report I 9.30.03 I See accompanying notes

Statements of Cash Flows

For six months ended September 30, 2003 (Unaudited)

Amounts in thousands

	Emerging Markets Portfolio	International Portfolio
Increase (Decrease) in Cash and Foreign Currency from:
Financing Activities:
Sales of Portfolio shares	$129,182	$1,072,080
Redemptions of Portfolio shares	(545,065)	(1,712,965)
Cash distributions paid	(1,257)	0
Proceeds from financing transactions	(217,511)	(8,060,589)
Net decrease from financing activities	(634,651)	(8,701,474)

Operating Activities:
Purchases of long-term securities and foreign currency	(1,947,643)	(15,490,503)
Proceeds from sales of long-term securities and foreign currency	2,538,567	23,732,161
Purchases of short-term securities (net)	(30,018)	109,979
Net investments income	39,304	21,952
Change in other receivables/payables	7,813	321,803
Net increase from operating activities	608,023	8,695,392

Net (Decrease) in Cash and Foreign Currency	(26,628)	(6,082)

Cash and Foreign Currency:
Beginning of period	27,531	27,858

End of period	$903	$21,776

See accompanying notes I 9.30.03 I Semi-Annual Report	23

Schedule of Investments

Asset-Backed Securities Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

U.S. GOVERNMENT AGENCIES 5.8%
Freddie Mac
6.000% due 05/25/2012 (a)	$8,800	$9,014
Tennessee Valley Authority
5.880% due 04/01/2036 (a)	3,000	3,371

Total U.S. Government Agencies (Cost $12,468)		12,385

MORTGAGE-BACKED SECURITIES 40.8%
Collateralized Mortgage Obligations 21.2%
ABN AMRO Mortgage Corp.
5.850% due 06/25/2032 (b)	385	392
American Southwest Financial Securities Corp.
8.000% due 01/18/2009	1,000	1,120
Asset Securitization Corp.
7.384% due 08/13/2029	750	865
Bank of America Mortgage Securities
5.242% due 02/25/2032 (b)	308	314
Bear Stearns Adjustable Rate Mortgage Trust
4.189% due 11/25/2030 (b)	308	312
6.143% due 12/25/2031 (b)(j)	121	121
Citicorp Mortgage Securities, Inc.
3.798% due 11/25/2018 (b)	120	120
Countrywide Alternative Loan Trust
5.750% due 06/25/2033	1,024	1,030
Countrywide Home Loans Servicing LP
5.790% due 12/25/2031	453	457
Credit-Based Asset Servicing & Securitization LLC
1.750% due 06/25/2032 (b)(j)	2,000	1,991
CS First Boston Mortgage Securities Corp.
2.620% due 12/15/2011 (b)	500	498
2.120% due 08/25/2031 (b)	1,205	1,210
1.670% due 11/25/2031 (b)	230	231
6.000% due 11/25/2031	107	108
DLJ Mortgage Acceptance Corp.
3.375% due 07/25/2022 (b)	242	242
4.356% due 03/25/2023 (b)	231	231
4.531% due 04/25/2024 (b)	246	246
Drexel Burnham Lambert CMO Trust
1.937% due 05/01/2016 (b)	585	583
Fannie Mae
1.725% due 03/25/2008 (b)	70	70
6.500% due 04/25/2013	70	72
6.000% due 05/25/2013	254	256
7.065% due 07/17/2017	254	274
1.625% due 01/15/2020 (b)	532	536
1.575% due 10/25/2021 (b)	167	168
1.625% due 11/25/2021 (b)	36	36
1.675% due 12/25/2021 (b)	206	208
1.875% due 05/25/2022 (b)	299	303
6.000% due 08/25/2022	152	156
2.025% due 08/25/2023 (b)	250	255
1.525% due 09/17/2027 (b)	55	55
6.000% due 04/25/2030	81	83
Federal Agricultural Mortgage Corp.
7.542% due 01/25/2012 (j)	586	644
Federal Housing Administration
7.430% due 03/01/2021 (b)(j)	51	52
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (b)	534	535
Freddie Mac
7.000% due 05/15/2010	314	317
6.000% due 02/15/2021	61	62
3.500% due 12/15/2021	199	201
7.000% due 08/15/2022	293	296
4.000% due 10/15/2022 (b)	227	231
2.225% due 05/15/2023 (b)	172	176
6.250% due 10/15/2026	753	762
6.500% due 09/15/2030	216	223
1.570% due 12/15/2031 (b)	299	301
GMAC Commercial Mortgage Securities, Inc.
1.480% due 09/09/2015 (b)	$250	$245
Government National Mortgage Association
1.520% due 02/20/2029 (b)	30	30
Greenwich Capital Acceptance, Inc.
4.563% due 05/25/2024 (b)	237	237
4.523% due 06/25/2024 (b)	644	643
Hilton Hotel Pool Trust
1.620% due 10/03/2010 (b)(j)	1,100	1,095
Impac CMB Trust
1.670% due 12/15/2030 (b)	510	513
1.780% due 11/25/2031 (b)	102	102
1.520% due 12/25/2031 (b)	816	819
1.390% due 06/25/2032 (b)	261	261
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	1,399	1,447
LB Mortgage Trust
7.809% due 01/15/2009 (j)	583	633
8.399% due 01/20/2017 (b)(j)	767	855
LTC Commercial Mortgage Pass-Through Certificates
6.029% due 05/28/2030	2,740	2,750
Mellon Residential Funding Corp.
5.450% due 01/25/2029	131	132
Merrill Lynch Mortgage Investors, Inc.
1.740% due 11/15/2023 (b)	255	256
1.410% due 01/20/2030 (b)	30	30
MLCC Mortgage Investors, Inc.
1.490% due 03/25/2028 (b)	95	95
Mortgage Capital Funding, Inc.
7.288% due 02/20/2027	1,000	1,081
Nationslink Funding Corp.
6.888% due 05/10/2007	2,750	3,089
Norwest Asset Securities Corp.
6.500% due 09/25/2014	37	38
Opryland Hotel Trust
1.800% due 04/01/2011 (b)	2,000	1,988
PNC Mortgage Securities Corp.
6.850% due 05/25/2028	2,211	2,258
7.750% due 11/26/2029	65	66
Prudential Securities Secured Financing Corp.
3.649% due 05/25/2022 (b)	545	542
3.650% due 05/25/2022 (b)	161	161
Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	85	91
Residential Funding Mortgage Securities I, Inc.
7.000% due 05/25/2011	553	565
6.500% due 08/25/2013	217	218
6.750% due 12/25/2014	13	13
Resolution Trust Corp.
3.328% due 05/25/2029	636	635
Rural Housing Trust
8.330% due 04/01/2026	98	100
Salomon Brothers Mortgage Securities VII, Inc.
4.025% due 03/25/2023 (b)	161	161
8.500% due 11/25/2024 (j)	849	894
Sears Mortgage Securities
12.475% due 11/15/2010 (c)(j)	57	60
Securitized Asset Sales, Inc.
4.708% due 06/25/2023 (b)	249	249
Sequoia Mortgage Trust
3.455% due 08/20/2032 (b)	652	667
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (b)	1,000	1,085
Structured Asset Mortgage Investments, Inc.
6.494% due 06/25/2029 (b)	169	170
Structured Asset Securities Corp.
1.420% due 10/25/2027 (b)	194	194
3.375% due 08/25/2031	214	207
2.641% due 02/25/2032 (b)	144	145
1.620% due 07/25/2032 (b)	435	439
7.000% due 11/25/2032	115	120
1.410% due 01/25/2033 (b)	272	272
2.170% due 01/25/2033 (b)	$1,000	$981
5.300% due 01/25/2033	1,000	1,013
United Mortgage Securities Corp.
4.131% due 06/25/2032 (b)	404	405
Washington Mutual Mortgage Securities Corp.
5.207% due 10/25/2032 (b)	306	311
3.363% due 11/25/2041 (b)	257	258

		44,962

Fannie Mae 17.8%
3.046% due 10/01/2040 (b)	93	95
3.363% due 11/01/2040 (b)	1,056	1,072
3.450% due 07/01/2027 (b)	22	23
3.485% due 03/01/2028 (b)	2	2
3.512% due 01/01/2028 (b)	120	123
3.763% due 03/01/2027 (b)	55	56
3.859% due 03/01/2030 (b)	175	179
3.975% due 04/01/2018 (b)	64	66
4.021% due 10/01/2031 (b)	371	381
4.123% due 05/01/2036 (b)	270	276
4.186% due 09/01/2030 (b)	173	178
4.190% due 02/01/2026 (b)	35	36
4.213% due 10/01/2027 (b)	28	28
4.262% due 12/01/2025 (b)	29	30
4.315% due 03/01/2027 (b)	91	94
4.425% due 12/01/2024 (b)	28	28
4.500% due 10/20/2018	100	101
4.722% due 02/01/2026 (b)	39	40
5.000% due 10/15/2033	2,000	2,001
5.500% due 10/20/2018 (b)	12,360	12,789
6.000% due 10/15/2033	10,000	10,305
6.090% due 12/01/2008	94	104
6.500% due 02/01/2005-10/15/2033 (d)	8,014	8,352
6.930% due 09/01/2021	947	1,053
7.000% due 01/01/2004-10/01/2006 (d)	123	125
7.298% due 01/01/2027 (b)	131	134

		37,671

Freddie Mac 0.4%
3.250% due 02/01/2017 (b)	24	24
3.683% due 02/01/2022 (b)	42	43
3.710% due 09/01/2023 (b)	46	47
4.118% due 02/01/2026 (b)	99	102
4.270% due 08/01/2029 (b)	230	239
4.321% due 06/01/2028 (b)	80	83
4.432% due 11/01/2023 (b)	29	30
4.471% due 03/01/2028 (b)	58	60
4.480% due 08/01/2023 (b)	76	79
5.937% due 11/01/2028 (b)	106	109
6.500% due 12/01/2003-06/01/2005 (d)	116	120

		936

Government National Mortgage Association 1.3%
3.500% due 05/20/2030 (b)	583	590
4.000% due 09/20/2029 (b)	143	142
4.250% due 02/20/2030 (b)	31	31
4.375% due 05/20/2016-01/20/2023 (b)(d)	218	224
4.875% due 04/20/2016 (b)	36	37
5.375% due 04/20/2018-04/20/2021 (b)(d)	110	113
5.500% due 09/20/2028 (b)	54	55
5.625% due 12/20/2016-12/20/2027 (b)(d)	398	415
5.750% due 09/20/2018 (b)	56	57
6.000% due 10/22/2033	1,000	1,039

		2,703

24	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Stripped Mortgage-Backed Securities 0.1%
Impac CMB Trust (IO)
6.000% due 01/25/2006 (j)	$2,443	$245

Total Mortgage-Backed Securities (Cost $85,378)		86,517

ASSET-BACKED SECURITIES 72.1%
Aames Mortgage Trust
1.570% due 03/15/2028 (b)	455	456
1.570% due 10/15/2029 (b)	68	68
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	1,000	651
Accredited Mortgage Loan Trust
1.440% due 02/25/2030 (b)	387	387
Advanta Mortgage Loan Trust
7.750% due 10/25/2026	421	451
1.360% due 05/25/2027 (b)	390	390
7.650% due 05/25/2027	1,042	1,042
AESOP Funding II LLC
1.350% due 06/20/2007 (b)	215	216
American Business Financial Services
6.285% due 06/15/2033	2,000	2,140
American Express Credit Account Master Trust
1.246% due 04/15/2008 (b)	71	71
1.286% due 11/15/2010 (b)	75	75
Ameriquest Mortgage Securities, Inc.
1.430% due 05/25/2032 (b)	136	136
Amortizing Residential Collateral Trust
1.400% due 01/01/2032 (b)	751	750
1.380% due 06/25/2032 (b)	585	585
1.470% due 08/25/2032 (b)	508	508
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.460% due 03/25/2027 (b)	429	429
1.320% due 06/25/2027 (b)	96	95
1.490% due 06/25/2027 (b)	591	591
1.490% due 09/25/2027 (b)	2,490	2,492
1.450% due 06/25/2028 (b)	837	836
2.470% due 11/25/2029 (b)	2,572	2,574
Asset-Backed Funding Certificates
1.800% due 07/25/2033 (b)	2,743	2,739
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (b)	316	316
1.810% due 08/15/2032 (b)	2,000	2,002
2.236% due 08/15/2032 (b)	100	98
Bank One Heloc Trust
1.320% due 05/15/2021 (b)	169	169
BankBoston RV Asset-Backed Trust
6.630% due 08/15/2010	155	156
Bayview Financial Acquisition Trust
2.070% due 06/01/2026 (b)	142	143
Bear Stearns Asset-Backed Securities, Inc.
1.720% due 10/25/2032 (b)	1,353	1,356
1.520% due 10/27/2032 (b)	451	452
1.870% due 11/25/2042 (b)	1,381	1,392
Bear Stearns Asset-Backed Securities, Inc. (IO)
5.000% due 12/25/2005	7,234	752
5.000% due 10/25/2033 (j)	9,182	1,067
Beneficial Mortgage Corp.
1.390% due 09/28/2026 (b)(j)	91	91
1.230% due 05/28/2037 (b)	207	206
Capital Asset Research Funding LP
5.905% due 12/15/2005 (j)	897	888
Capital Auto Receivables Asset Trust
1.160% due 12/15/2004 (b)	85	85
Capital One Master Trust
4.600% due 08/17/2009	105	111
CDC Mortgage Capital Trust
1.430% due 08/25/2032 (b)	581	581
1.820% due 08/25/2032 (b)	3,000	3,009
Centex Home Equity
7.720% due 05/25/2029	200	213
6.250% due 04/25/2031	$270	$287
Champion Home Equity Loan Trust
1.380% due 03/25/2029 (b)	90	90
Charming Shoppes Master Trust
1.556% due 08/15/2008 (b)	2,000	1,995
Chase Credit Card Master Trust
1.206% due 02/15/2007 (b)	71	71
CIT Group Home Equity Loan Trust
1.770% due 12/25/2031 (b)	1,500	1,496
Citibank Credit Card Issuance Trust
7.450% due 09/15/2007	450	492
CNH Equipment Trust
1.370% due 07/17/2006 (b)	72	72
7.140% due 09/15/2007	195	198
Comed Transitional Funding Trust
5.440% due 03/25/2007	365	379
Community Program Loan Trust
4.500% due 04/01/2029	500	437
Conseco Finance Home Loan Trust
8.880% due 06/15/2024	4,475	4,573
9.520% due 06/15/2024	3,200	3,334
Conseco Finance Securitizations Corp.
7.800% due 05/15/2020	130	138
3.220% due 09/01/2023	13	13
8.410% due 12/15/2025	2,000	2,120
9.290% due 12/15/2029	751	785
7.300% due 05/01/2031	25	25
7.200% due 03/15/2032	1,000	1,073
6.770% due 09/01/2032	470	486
7.424% due 03/25/2033	2,000	1,601
2.620% due 08/15/2033 (b)	3,000	3,064
Contimortgage Home Equity Loan Trust
7.280% due 04/25/2014	753	799
1.600% due 06/15/2025 (b)	251	251
1.370% due 09/15/2028 (b)	120	120
Countrywide Asset-Backed Certificates
1.370% due 09/25/2031 (b)	36	36
1.720% due 09/25/2031 (b)	2,000	2,007
1.720% due 04/25/2032 (b)	4,750	4,738
2.270% due 07/25/2032 (b)(j)	3,000	3,000
Countrywide Home Equity Loan Trust
1.440% due 04/15/2025 (b)	194	194
CS First Boston Mortgage Securities Corp.
1.870% due 04/25/2032 (b)	1,000	997
2.800% due 02/25/2033 (b)(j)	1,000	990
Delta Funding Home Equity Loan Trust
7.720% due 05/25/2020	43	44
Denver Arena Trust
6.940% due 11/15/2019	830	870
Discover Card Master Trust I
1.286% due 09/18/2007 (b)	71	71
Embarcadero Aircraft Securitization Trust
2.206% due 08/15/2025 (b)	1,183	12
Equity One ABS, Inc.
8.015% due 01/25/2030	300	329
7.770% due 02/25/2032	2,000	2,075
5.498% due 11/25/2032	3,000	3,007
Equity One Asset-Backed Securities, Inc.
7.600% due 02/25/2032	3,000	3,232
Equivantage Home Equity Loan Trust
1.330% due 10/25/2028 (b)	220	220
Fannie Mae
5.850% due 06/16/2028	290	309
6.770% due 01/18/2029	538	587
1.240% due 06/25/2032 (b)	564	565
First Alliance Mortgage Loan Trust
2.500% due 10/25/2024 (b)	106	106
1.330% due 09/20/2027 (b)	257	257
7.520% due 03/20/2031	218	228
First International Bank
1.670% due 03/15/2027 (b)	657	493
First USA Credit Card Master Trust
1.250% due 09/19/2008 (b)	$200	$201
Fleet Credit Card Master Trust II
1.981% due 05/15/2008 (b)	1,000	1,000
Fleet Home Equity Loan Trust
1.370% due 01/20/2033 (b)	1,289	1,289
Ford Credit Auto Owner Trust
6.920% due 04/15/2005	280	286
Ford Credit Floorplan Master Owner Trust
1.196% due 07/17/2006 (b)	60	60
Freddie Mac
1.300% due 10/25/2029 (b)	15	15
1.260% due 04/25/2030 (b)	64	64
GMAC Mortgage Corp. Loan Trust
1.250% due 08/25/2032 (b)	110	110
Green Tree Financial Corp.
6.240% due 11/01/2016	8	8
6.060% due 04/01/2018	692	702
6.270% due 07/01/2021	710	731
6.860% due 03/15/2028	107	110
7.230% due 03/15/2028	500	127
6.220% due 03/01/2030	191	187
Green Tree Home Equity Loan Trust
6.130% due 02/15/2019	3	3
7.650% due 04/15/2027	185	189
Green Tree Home Improvement Loan Trust
7.640% due 08/15/2030	2	2
Greenpoint Home Equity Loan Trust
1.390% due 04/15/2029 (b)	1,083	1,082
HFC Home Equity Loan Asset-Backed Certificates
1.420% due 04/20/2032 (b)	382	382
Home Equity Asset Trust
1.420% due 11/25/2032 (b)	294	294
Home Equity Mortgage Trust
2.970% due 11/25/2032 (b)	2,000	2,017
Household Consumer Loan Trust
1.300% due 11/15/2007 (b)	313	313
IMC Home Equity Loan Trust
7.310% due 11/20/2028	277	290
1.280% due 08/20/2029 (b)	266	265
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (b)	325	333
Indy Mac Home Equity Loan Asset-Backed Trust
3.060% due 12/25/2031 (b)	1,500	1,196
Irwin Home Equity Loan Trust
7.960% due 04/25/2026	2,000	2,209
6.520% due 02/25/2027	1,300	1,376
1.620% due 06/25/2028 (b)(e)	4,953	4,887
2.020% due 02/25/2029 (b)	2,000	2,013
Los Angeles Arena Funding LLC
7.656% due 12/15/2026	488	522
Long Beach Mortgage Loan Trust
1.470% due 03/25/2032 (b)	196	196
1.440% due 06/25/2032 (b)	416	416
1.560% due 11/25/2032 (b)	283	284
MBNA Master Credit Card Trust USA
1.481% due 07/15/2007 (b)	85	85
Mellon Bank Home Equity Loan Trust
1.360% due 03/20/2027 (b)	322	322
Mellon Residential Funding Corp.
6.615% due 02/25/2021	3,000	3,161
Merrill Lynch Mortgage Investors, Inc.
2.120% due 09/25/2032 (b)	1,500	1,510
1.440% due 05/25/2033 (b)	54	54
Metris Master Trust
1.330% due 07/21/2008 (b)	50	49
Morgan Stanley Dean Witter Capital I, Inc.
1.420% due 09/25/2032 (b)	310	310
Mortgage Lenders Network Home Equity Loan Trust
6.605% due 07/25/2029	158	169
NationsCredit Grantor Trust
6.750% due 08/15/2013	48	51

See accompanying notes I 9.30.03 I Semi-Annual Report	25

Schedule of Investments (Cont.)

Asset-Backed Securities Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

New Century Home Equity Loan Trust
1.400% due 07/25/2030 (b)	$333	$333
1.470% due 09/20/2031 (b)	633	634
New York City Tax Lien
5.950% due 09/10/2014	1,526	1,544
Nextcard Credit Card Master Note Trust
2.756% due 12/15/2006 (b)	700	175
Novastar Home Equity Loan
1.510% due 05/25/2033 (b)	138	138
NPF XII, Inc.
5.950% due 03/01/2004 (b)(f)(j)	2,000	60
Oakwood Mortgage Investors, Inc.
6.260% due 03/15/2031 (b)	500	10
Ocwen Mortgage Loan Asset-Backed Certificates
1.820% due 05/25/2029 (b)	65	66
1.790% due 03/25/2031 (b)	3,363	3,381
Option One Mortgage Loan Trust
1.400% due 05/25/2029 (b)	343	343
1.450% due 04/25/2030 (b)	17	17
1.370% due 08/20/2030 (b)	106	106
1.390% due 09/25/2030 (b)	2	2
1.370% due 12/25/2030 (b)	344	343
1.380% due 08/25/2031 (b)	75	75
1.390% due 06/25/2032 (b)	136	136
1.690% due 10/12/2032 (b)	2,000	1,991
Origen Manufactured Housing
7.650% due 03/15/2032	2,000	2,144
Provident Bank Home Equity Loan Trust
1.430% due 01/25/2013 (b)	731	732
7.180% due 04/25/2013	61	63
Quest Trust
2.810% due 07/20/2034 (b)	500	517
Renaissance Home Equity Loan Trust
1.920% due 08/25/2032 (b)	2,000	2,003
1.620% due 12/25/2033 (b)	2,000	2,000
Renaissance Home Equity Loan Trust (IO)
0.066% due 12/25/2033 (j)	361,900	4,222
Residential Asset Mortgage Products, Inc.
8.360% due 06/25/2030	958	1,017
1.480% due 04/25/2033 (b)	117	117
Residential Asset Securities Corp.
1.260% due 07/25/2017 (b)	155	155
1.260% due 11/25/2017 (b)	2	2
6.415% due 07/25/2030	123	130
7.505% due 10/25/2030	363	387
1.350% due 09/25/2031 (b)	596	595
1.670% due 09/25/2031 (b)	1,000	1,002
1.440% due 05/25/2032 (b)	142	143
1.400% due 06/25/2033 (b)	645	644
Residential Funding Mortgage Securities II, Inc.
8.350% due 03/25/2025	500	540
1.410% due 01/25/2033 (b)	289	289
Salomon Brothers Mortgage Securities VII, Inc.
2.270% due 04/25/2029 (b)	2,000	2,016
2.010% due 01/25/2032 (b)	3,500	3,513
Saxon Asset Securities Trust
4.490% due 08/25/2020	1,118	1,126
7.620% due 12/25/2027	3,123	3,189
1.380% due 07/25/2030 (b)	49	49
1.370% due 03/25/2032 (b)	318	318
SLM Student Loan Trust
1.511% due 01/25/2010 (b)	82	82
Structured Settlements Fund
7.250% due 12/20/2008	813	878
Terwin Mortgage Trust
19.500% due 06/25/2033 (j)	3,000	928
1.700% due 09/25/2033 (b)	1,810	1,816
Truman Capital Mortgage Loan Trust
2.270% due 11/25/2032 (b)	2,149	2,149
UCFC Home Equity Loan
6.870% due 07/15/2029	155	164
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	$1,000	$701
Union Acceptance Corp.
4.590% due 07/08/2008	350	365
Vanderbilt Mortgage Finance
7.900% due 02/07/2026	1,200	1,304
WFS Financial Owner Trust
1.460% due 08/20/2007 (b)	125	125
WMC Mortgage Loan Pass-Through Certificates
1.670% due 03/20/2023 (b)	337	337
World Omni Automobile Lease Securitization Trust
1.310% due 03/21/2005	14	14

Total Asset-Backed Securities (Cost $157,313)		153,035

SHORT-TERM INSTRUMENTS 2.0%
Commercial Paper 1.7%
Fannie Mae
1.080% due 02/23/2004	900	896
Royal Bank of Scotland PLC
1.085% due 01/20/2004	2,800	2,790

		3,686

U.S. Treasury Bills 0.3%
1.010% due 12/11/2003-12/18/2003 (d)(g)	620	619

Total Short-Term Instruments (Cost $4,306)		4,305

Total Investments 120.7% (Cost $259,465)		256,242
Written Options (h) (0.3%) (Premiums $566)		(777)
Other Assets and Liabilities (Net) (20.4%)		(43,241)

Net Assets 100.0%		$212,224

Notes to Schedule of Investments (amounts in thousands):

(a)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $12,696 and $12,385, respectively, as of September 30, 2003.

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Sears Mortgage Securities	03/13/2002	$57	$60	0.03%

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	A reverse repurchase agreement was entered into on September 26, 2003, paying interest at 1.240%. The following security was segregated as collateral for the reverse repurchase agreement:

Type	Maturity	Value

Irwin Home Equity Loan Trust 1.620%	06/25/2028	$4,887

(f)	Security is in default.

(g)	Security, or a portion thereof, has been pledged as collateral for swap and/or swaption contracts. The aggregate market value for all securities pledged as collateral was $499 as of September 30, 2003.

(h)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 30-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc. Strike @ 5.480%**
Exp. 04/03/2006	$3,000	$89	$186
Put—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 7.000%*
Exp. 01/07/2005	10,700	10,700	69
Call—OTC 7-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co. Strike @ 5.000%**
Exp. 01/07/2005	10,700	239	522

		$566	$777

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(i)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2013	$18,500	$(664)
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2005	73,500	611
Receive a fixed rate equal to 6.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 06/01/2005	7,300	185

		$132

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,836, which is 8.40% of net assets.

26	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Emerging Markets Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

BERMUDA 0.1%
IMEXA Export Trust
10.625% due 12/31/2005		$676	$507

Total Bermuda (Cost $671)			507

BRAZIL 24.2%
Republic of Brazil
2.125% due 04/15/2006 (a)(b)		$65,976	64,491
2.562% due 04/15/2006 (a)		51,329	50,174
11.500% due 03/12/2008 (b)		10,000	11,025
2.187% due 04/15/2009 (a)		26,949	24,222
14.500% due 10/15/2009		4,200	5,064
10.000% due 08/07/2011		14,058	13,847
11.000% due 01/11/2012		2,305	2,374
2.187% due 04/15/2012 (a)		4,370	3,496
8.000% due 04/15/2014		4,359	4,005
12.750% due 01/15/2020		150	161
2.125% due 04/15/2024 (a)		370	283
6.000% due 04/15/2024		1,043	827
8.875% due 04/15/2024		5,360	4,328
10.125% due 05/15/2027 (b)		2,500	2,237
10.125% due 05/15/2027		2,594	2,322
12.250% due 03/06/2030		1,250	1,300
11.000% due 08/17/2040		72,536	68,547

Total Brazil (Cost $240,459)			258,703

BULGARIA 4.7%
Republic of Bulgaria
2.187% due 07/28/2011 (a)(b)		$9,409	8,985
2.187% due 07/28/2012 (a)(b)		13,291	12,826
2.187% due 07/28/2012 (a)		6,814	6,576
8.250% due 01/15/2015		230	262
2.687% due 07/28/2024 (a) b		21,968	21,309

Total Bulgaria (Cost $49,726)			49,958

CAYMAN ISLANDS 0.2%
Korea Asset Funding Ltd.
3.200% due 02/10/2009 (a)		$1,241	1,241
Pemex Finance Ltd.
5.720% due 11/15/2003		103	103
Petrobas International Finance Co.
9.125% due 02/01/2007		1,075	1,161

Total Cayman Islands (Cost $2,440)			2,505

CHILE 4.1%
Republic of Chile
5.625% due 07/23/2007 (b)		$5,885	6,407
6.875% due 04/28/2009		6,900	7,921
7.125% due 01/11/2012		11,485	13,239
5.500% due 01/15/2013		16,030	16,711

Total Chile (Cost $42,378)			44,278

COLOMBIA 0.4%
Republic of Colombia
10.500% due 06/13/2006		$1,000	1,164
7.625% due 02/15/2007		3,000	3,180

Total Colombia (Cost $3,996)			4,344

CROATIA (e)(f) 3.7%
Republic of Croatia
7.000% due 03/28/2005	EC	2,000	$2,461
4.562% due 07/31/2006 (a)		$7,745	7,735
2.187% due 07/31/2010 (a)(b)		29,585	29,511

Total Croatia (Cost $39,093)			39,707

GUATEMALA 1.1%
Republic of Guatemala
9.250% due 08/01/2013		$11,365	12,132

Total Guatemala (Cost $11,365)			12,132

MALAYSIA 4.4%
Petroliam Nasional
7.750% due 08/15/2015		$9,100	10,829
Petronas Capital Ltd.
7.000% due 05/22/2012		610	692
7.875% due 05/22/2022		2,270	2,602
Republic of Malaysia
8.750% due 06/01/2009		520	649
7.500% due 07/15/2011 (b)		26,650	31,948

Total Malaysia (Cost $44,680)			46,720

MEXICO 9.7%
Banco Nacional de Comercio Exterior
7.250% due 02/02/2004		$5,450	5,654
Banco Nacional Obra Services
9.625% due 11/15/2003		4,500	4,580
Pemex Project Funding Master Trust
9.125% due 10/13/2010		420	505
7.375% due 12/15/2014		2,010	2,171
Petroleos Mexicanos
8.850% due 09/15/2007		110	129
9.500% due 09/15/2027		6,850	8,323
United Mexican States
1.992% due 03/25/2005 (a)		1,875	1,824
8.625% due 03/12/2008		215	256
9.875% due 02/01/2010		700	891
8.375% due 01/14/2011		805	959
6.375% due 01/16/2013		3,805	4,024
11.375% due 09/15/2016		1,835	2,648
8.125% due 12/30/2019		11,350	12,818
8.000% due 09/24/2022		3,384	3,739
8.300% due 08/15/2031		38,955	44,331
7.500% due 04/08/2033		9,250	9,689
United Mexican States Value Recovery Right
0.000% due 06/30/2004 (a)		68,302	939
0.000% due 06/30/2005 (a)		68,302	256
0.000% due 06/30/2006 (a)		59,624	75
0.000% due 06/30/2007 (a)		88,675	67

Total Mexico (Cost $98,402)			103,878

MOROCCO 0.1%
Kingdom of Morocco
2.187% due 01/01/2009 (a)		$912	894

Total Morocco (Cost $858)			894

NETHERLANDS 0.0%
Telekomunikacja Polska S.A.
7.125% due 12/10/2003		$400	402

Total Netherlands (Cost $401)			402

PANAMA 12.9%
Republic of Panama
8.250% due 04/22/2008 (b)		$13,113	$14,555
9.625% due 02/08/2011 (b)		23,000	26,393
9.375% due 07/23/2012		20,420	23,165
9.375% due 01/16/2023		38,768	41,869
8.875% due 09/30/2027		25,010	25,885
9.375% due 04/01/2029		5,425	6,148

Total Panama (Cost $134,031)			138,015

PERU 10.2%
Republic of Peru
9.125% due 01/15/2008		$5,880	6,880
9.125% due 02/21/2012		79,516	88,859
9.875% due 02/06/2015		2,190	2,546
4.500% due 03/07/2017		81	71
5.000% due 03/07/2017 (b)		11,894	10,928

Total Peru (Cost $97,424)			109,284

POLAND 3.2%
Republic of Poland
3.750% due 10/27/2024 (b)		$34,771	30,685
4.500% due 10/27/2024		4,000	3,780

Total Poland (Cost $33,764)			34,465

QATAR 0.0%
State of Qatar
2.330% due 02/18/2004 (a)		$400	401

Total Qatar (Cost $400)			401

RUSSIA 1.7%
Russian Federation
8.750% due 07/24/2005		$700	768
5.000% due 03/31/2030		18,980	17,965

Total Russia (Cost $18,154)			18,733

SOUTH AFRICA (e)(f) 5.2%
Republic of South Africa
9.125% due 05/19/2009		$8,475	10,414
7.375% due 04/25/2012		335	382
5.250% due 05/16/2013	EC	32,715	37,284
8.500% due 06/23/2017		$6,675	7,920

Total South Africa (Cost $55,010)			56,000

SOUTH KOREA 0.1%
Cho Hung Bank
11.875% due 04/01/2010 (a)		$100	113
Export-Import Bank Korea
7.100% due 03/15/2007		297	333
Korea Development Bank
6.625% due 11/21/2003		55	55

Total South Korea (Cost $477)			501

TUNISIA (e)(f) 6.5%
Banque Centrale De Tunisie
7.500% due 09/19/2007		$7,722	8,726
7.500% due 08/06/2009	EC	6,500	8,461
7.375% due 04/25/2012 (b)		$41,503	47,002

See accompanying notes I 9.30.03 I Semi-Annual Report	27

Schedule of Investments (Cont.)

Emerging Markets Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

8.250% due 09/19/2027	$4,750	$5,320

Total Tunisia (Cost $65,080)		69,509

UKRAINE 0.4%
Republic of Ukraine
7.650% due 06/11/2013	$4,250	4,250

Total Ukraine (Cost $4,250)		4,250

UNITED STATES 0.5%
Pemex Project Funding Master Trust
7.875% due 02/01/2009	$550	627
8.625% due 02/01/2022	4,270	4,782

Total United States (Cost $5,470)		5,409

URUGUAY 0.0%
Republic of Uruguay
7.250% due 02/15/2011	$73	60

Total Uruguay (Cost $71)		60

VENEZUELA 0.0%
Republic of Venezuela Oil Linked Payment Obligation
0.000% due 04/15/2020 (a)	$5	0

Total Venezuela (Cost $0)		0

SHORT-TERM INSTRUMENTS 23.4%
Commercial Paper 22.9%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	$900	899
Fannie Mae
1.010% due 10/08/2003	19,700	19,696
1.010% due 10/15/2003	2,600	2,599
1.065% due 11/05/2003	5,700	5,694
1.070% due 11/12/2003	15,200	15,181
1.010% due 11/18/2003	22,000	21,971
1.055% due 11/19/2003	20,000	19,971
1.075% due 11/26/2003	34,100	34,043
1.050% due 12/03/2003	12,500	12,476
1.055% due 12/10/2003	13,700	13,671
1.070% due 12/15/2003	25,000	24,944
1.080% due 12/15/2003	6,000	5,986
1.075% due 12/16/2003	1,500	1,497
1.080% due 02/02/2004	3,500	3,487
1.130% due 02/25/2004	2,000	1,991
1.137% due 03/03/2004	1,000	995
1.080% due 03/17/2004	1,500	1,492
Freddie Mac
1.130% due 10/20/2003	15,700	15,691
General Electric Capital Corp.
1.100% due 12/04/2003	2,200	2,196
HBOS Treasury Services PLC
1.030% due 10/03/2003	12,000	11,999
1.075% due 11/21/2003	8,000	7,988
Westpac Trust Securities NZ Ltd.
1.020% due 10/07/2003	20,600	20,597

		245,064

Repurchase Agreement 0.5%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Freddie Mac 1.750% due 05/15/2005 valued at $5,443. Repurchase proceeds are $5,334.)	$5,334	$5,334

Total Short-Term Instruments (Cost $250,400)		250,398

Total Investments 116.8% (Cost $1,199,000)		$1,251,053
Other Assets and Liabilities (Net) (16.8%)		(180,360)

Net Assets 100.0%		$1,070,693

Notes to Schedule of Investments (amounts in thousands):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $265,586 and $267,921, respectively, as of September 30, 2003.

(c)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.000% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 8.000% due 04/15/2014.
Counterparty: J.P. Morgan Chase & Co. Exp. 11/05/2003	$2,750	$(3)
Receive a fixed rate equal to 0.700% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Croatia 2.188% due 07/31/2010.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	4
Receive a fixed rate equal to 0.730% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Bear, Stearns & Co., Inc. Exp. 06/02/2005	4,000	16
Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of South Africa 9.125% due 05/19/2009.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	5
Receive a fixed rate equal to 0.750% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/16/2003	850	1
Receive a fixed rate equal to 0.800% and the Portfolio will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 7.375% due 04/25/2012.
Counterparty: Citibank N.A., London Exp. 05/03/2004	$1,500	$0
Receive a fixed rate equal to 0.950% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 07/23/2012.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	(1)
Receive a fixed rate equal to 1.050% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2004	5,000	5
Receive a fixed rate equal to 1.150% and the Portfolio will pay to the counterparty at par in the event of default of Banque Centrale de Tunisie 8.250% due 09/19/2027.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.200% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/02/2004	1,000	0
Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	3,400	36
Receive a fixed rate equal to 1.300% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	3,000	34
Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	3,500	40
Receive a fixed rate equal to 1.400% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 12/13/2003	750	0
Receive a fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Bulgaria 2.188% due 07/28/2011.
Counterparty: Goldman Sachs & Co. Exp. 04/01/2004	1,000	23

28	Semi-Annual Report I 9.30.03 I See accompanying notes

Receive a fixed rate equal to 1.650% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/2027.
Counterparty: Citibank N.A., London Exp. 05/03/2005	$1,500	$7
Receive a fixed rate equal to 1.700% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.250% due 04/22/2008.
Counterparty: Lehman Brothers, Inc. Exp. 06/02/2005	2,500	14
Receive a fixed rate equal to 1.750% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2004	3,000	11
Receive a fixed rate equal to 1.800% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/2029.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/02/2005	3,000	22
Receive a fixed rate equal to 16.500% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Merrill Lynch & Co., Inc. Exp. 01/01/2005	5,000	846
Receive a fixed rate equal to 2.250% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/03/2004	6,000	22
Receive a fixed rate equal to 2.450% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 04/08/2013	5,300	205
Receive a fixed rate equal to 2.800% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Credit Suisse First Boston Exp. 01/01/2013	6,000	387
Receive a fixed rate equal to 2.840% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: J.P. Morgan Chase & Co. Exp. 01/06/2013	18,000	1,216
Receive a fixed rate equal to 27.750% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 14.500% due 10/15/2009.
Counterparty: Goldman Sachs & Co. Exp. 01/01/2007	3,650	2,574
Receive a fixed rate equal to 7.850% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 2.563% due 04/15/2006.
Counterparty: Goldman Sachs & Co. Exp. 05/09/2004	$7,000	$269
Receive a fixed rate equal to 8.250% and the Portfolio will pay to the counterparty at par in the event of default of Federative Republic of Brazil 10.125% due 05/15/2027.
Counterparty: Credit Suisse First Boston Exp. 12/31/2009	30,000	869

		$6,602

(d)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Republic of Brazil	11.500	03/12/2008	$1,010	$1,119	$1,115
Republic of Panama	9.625	02/08/2011	587	674	675

				$1,793	$1,790

(e)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BR	8,081	03/2004	$17	$0	$17
Buy	CY	21,509	09/2004	29	0	29
Sell	EC	40,779	11/2003	0	(644)	(644)
Buy	HF	596,184	03/2004	52	0	52
Buy	KW	3,016,846	03/2004	16	0	16
Buy	MP	39,095	02/2004	0	(23)	(23)
Buy		31,435	03/2004	0	(23)	(23)
Buy	PZ	10,334	03/2004	7	(5)	2
Buy	RR	80,668	03/2004	7	(13)	(6)
Buy	SR	19,370	03/2004	111	0	111
Sell		19,370	03/2004	12	0	12

				$251	$(708)	$(457)

(f)	Principal amount denoted in indicated currency:

BR—Brazilian Real

CY—Yuan Renminbi

EC—Euro

HF—Hungarian Forint

KW—South Korean Won

MP—Mexican Peso

PZ—Polish Zloty

RR—Russian Ruble

SR—South Africa Rand

See accompanying notes I 9.30.03 I Semi-Annual Report	29

Schedule of Investments

High Yield Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 84.7%
Banking & Finance 15.8%
Arch Western Finance LLC
6.750% due 07/01/2013	$625	$647
Bluewater Finance Ltd.
10.250% due 02/15/2012	1,000	1,020
Bombardier Capital, Inc.
7.090% due 03/30/2007 (a)(k)	1,000	1,078
FINOVA Group, Inc.
7.500% due 11/15/2009	3,190	1,595
Forest City Enterprises, Inc.
7.625% due 06/01/2015	500	522
Gemstone Investors Ltd.
7.710% due 10/31/2004	200	198
H&E Equipment Services LLC
11.125% due 06/15/2012	800	684
J.P. Morgan - HYDI
8.000% due 06/20/2008	1,980	2,020
9.000% due 06/20/2008	8,343	8,509
JET Equipment Trust
7.630% due 08/15/2012	403	153
10.000% due 06/15/2012	600	234
JSG Funding PLC
9.625% due 10/01/2012	600	660
Mizuho Preferred Capital Co.
8.790% due 12/29/2049 (b)	1,000	1,032
9.870% due 06/30/2008 (b)	500	539
Qwest Capital Funding, Inc.
7.000% due 08/03/2009	1,500	1,346
7.250% due 02/15/2011	1,050	940
Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,450	1,537
Targeted Return Index Securities Trust
1.511% due 05/15/2013	9,714	10,427
UFJ Finance Aruba AEC
9.980% due 12/29/2049 (b)	60	65
Universal City Development Partners
11.750% due 04/01/2010	700	791
Ventas Capital Corp.
8.750% due 05/01/2009	1,250	1,369

		35,366

Industrials 56.4%
Abitibi-Consolidated, Inc.
6.000% due 06/20/2013	1,000	943
8.850% due 08/01/2030	450	471
AEC Ironwood LLC
8.857% due 11/30/2025	172	177
Allbritton Communications Co.
7.750% due 12/15/2012	825	846
Allied Waste North America, Inc.
7.875% due 01/01/2009	959	1,000
8.875% due 04/01/2008	200	217
9.250% due 09/01/2012	2,000	2,220
10.000% due 08/01/2009	950	1,034
American Media Operations, Inc.
10.250% due 05/01/2009	950	1,020
American Tower Escrow
0.000% due 08/01/2008	750	502
AmeriGas Partners LP
8.830% due 04/19/2010	1,619	1,789
Arco Chemical Co.
9.375% due 12/15/2005	550	555
Avecia Group PLC
11.000% due 07/01/2009	370	326
Beverly Enterprises, Inc.
9.000% due 02/15/2006	1,150	1,173
Boyd Gaming Corp.
7.750% due 12/15/2012	1,100	1,141
Building Materials Corp.
8.000% due 10/15/2007	1,100	1,077
Cadmus Communications Corp.
9.750% due 06/01/2009	500	530
Calpine Corp.
8.500% due 07/15/2010	$1,150	$1,064
Canwest Media, Inc.
10.625% due 05/15/2011	650	741
Charter Communications Holdings LLC
9.920% due 04/01/2011	1,750	1,247
Chesapeake Energy Corp.
8.125% due 04/01/2011	1,400	1,526
Circus & Eldorado Joint Venture Silver Legacy Capital Corp.
10.125% due 03/01/2012	1,000	1,000
Coastal Corp.
7.750% due 10/15/2035	450	326
Commonwealth Brands, Inc.
9.750% due 04/15/2008	1,000	1,080
Community Health Systems, Inc.
10.000% due 03/13/2007 (k)	1,500	1,577
Continental Airlines, Inc.
7.056% due 09/15/2009	1,500	1,501
Crown Castle International Corp.
10.750% due 08/01/2011	890	992
Crown European Holdings S.A.
9.500% due 03/01/2011	800	864
10.875% due 03/01/2013	1,000	1,107
CSC Holdings, Inc.
7.625% due 04/01/2011	1,550	1,554
8.125% due 08/15/2009	1,000	1,035
Dex Media East LLC
7.375% due 12/15/2012	750	617
9.875% due 11/15/2009	825	938
Dex Media West LLC
8.500% due 08/15/2010	275	300
9.875% due 08/15/2013	275	312
DirecTV Holdings LLC
8.375% due 03/15/2013	1,100	1,246
Dresser, Inc.
9.375% due 04/15/2011	1,700	1,793
Dunlop Stand Aerospace Holdings
11.875% due 05/15/2009	1,200	1,302
Dura Operating Corp.
8.625% due 04/15/2012	950	990
Dynegy Danskammer & Roseton LLC
7.670% due 11/08/2016	2,250	1,914
Dynegy Holdings, Inc.
9.875% due 07/15/2010 (g)	200	200
10.125% due 07/15/2013 (g)	400	400
El Paso Corp.
7.800% due 08/01/2031	300	223
7.875% due 06/15/2012	2,750	2,324
Equistar Chemicals LP
10.125% due 09/01/2008	1,075	1,070
Extended Stay America, Inc.
9.875% due 06/15/2011	1,000	1,109
Extendicare Health Services
9.350% due 12/15/2007	1,050	1,087
Ferrellgas Partners LP
6.990% due 08/01/2005	1,000	1,038
8.750% due 06/15/2012	700	752
Fimep S.A.
10.500% due 02/15/2013	200	227
Fresenius Medical Care
7.875% due 06/15/2011	100	105
Georgia-Pacific Corp.
8.875% due 05/15/2031	1,030	1,040
9.125% due 07/01/2022	1,400	1,393
9.625% due 03/15/2022	1,800	1,827
Grief Brothers Corp.
8.875% due 08/01/2012	1,000	1,087
Hanover Equipment Trust
8.500% due 09/01/2008	1,450	1,501
HealthSouth Corp.
8.375% due 10/01/2011 (c)	2,500	2,162
8.500% due 02/01/2008 (c)	900	796
Hilton Hotels Corp.
7.625% due 12/01/2012	$1,450	$1,591
HMH Properties, Inc.
7.875% due 08/01/2008	1,000	1,032
8.450% due 12/01/2008	300	314
Hollinger International Publishing
9.000% due 12/15/2010	1,350	1,429
Hollinger Participation Trust
12.125% due 11/15/2010 (d)	821	912
Host Marriott LP
9.250% due 10/01/2007	650	713
Houghton Mifflin Co.
8.250% due 02/01/2011	1,255	1,321
Ingles Markets, Inc.
8.875% due 12/01/2011	750	761
Insight Midwest LP
9.750% due 10/01/2009	300	304
10.500% due 11/01/2010	700	735
ISP Chemco, Inc.
10.250% due 07/01/2011	450	504
ISP Holdings, Inc.
10.625% due 12/15/2009	700	766
Johnsondiversey, Inc.
9.625% due 05/15/2012	400	436
L-3 Communications Corp.
6.125% due 07/15/2013	1,000	995
Leviathan Gas Corp.
10.375% due 06/01/2009	602	686
Mail Well I Corp.
9.625% due 03/15/2012	1,100	1,199
Mandalay Resort Group
9.375% due 02/15/2010	1,249	1,439
Mediacom Broadband LLC
11.000% due 07/15/2013	1,100	1,163
Merisant Co.
9.500% due 07/15/2013	200	215
MGM Mirage, Inc.
8.375% due 02/01/2011	1,000	1,105
Midwest Generation LLC
8.300% due 07/02/2009	1,600	1,528
8.560% due 01/02/2016	2,150	1,989
Millennium America, Inc.
9.250% due 06/15/2008	600	625
Newpark Resources, Inc.
8.625% due 12/15/2007	1,020	1,056
OM Group, Inc.
9.250% due 12/15/2011	550	549
Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	400	410
8.750% due 11/15/2012	1,900	2,047
PacifiCare Health Systems, Inc.
10.750% due 06/01/2009	700	809
PanAmSat Corp.
8.500% due 02/01/2012	1,800	1,895
Park Place Entertainment Corp.
7.000% due 04/15/2013	1,300	1,350
7.875% due 03/15/2010	200	215
8.875% due 09/15/2008	28	31
Peabody Energy Corp.
6.875% due 03/15/2013	1,500	1,571
Primedia, Inc.
8.000% due 05/15/2013	1,000	1,015
Quebecor Media, Inc.
11.125% due 07/15/2011	1,000	1,145
Qwest Corp.
7.200% due 11/01/2004	200	207
8.875% due 03/15/2012	1,275	1,422
8.875% due 06/01/2031	180	189
RH Donnelley Finance Corp.
8.875% due 12/15/2010	500	563
Rogers Cantel, Inc.
9.375% due 06/01/2008	1,785	1,879

30	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)		Value (000s)

Roundy’s, Inc.
8.875% due 06/15/2012		$1,700	$1,785
Safety-Kleen Corp.
9.250% due 06/01/2008 (c)		6,016	7
9.250% due 05/15/2009 (c)		2,958	148
Six Flags, Inc.
9.750% due 04/15/2013		1,300	1,229
Sonat, Inc.
7.625% due 07/15/2011		600	498
SPX Corp.
7.500% due 01/01/2013		500	529
9.400% due 06/14/2005 (k)		1,000	1,098
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007		2,150	2,317
Sun Media Corp.
7.625% due 02/15/2013		700	739
Tenet Healthcare Corp.
6.375% due 12/01/2011		750	722
7.375% due 02/01/2013		1,000	1,013
Tenneco Automotive, Inc.
10.250% due 07/15/2013		950	1,036
Tesoro Petroleum Corp.
9.625% due 11/01/2008		350	350
9.625% due 04/01/2012		350	350
Time Warner Telecom, Inc.
9.750% due 07/15/2008		650	644
10.125% due 02/01/2011		450	451
TRW Automotive, Inc.
9.375% due 02/15/2013		1,700	1,921
Tyco International Group S.A.
6.750% due 02/15/2011		400	424
U.S. Airways, Inc.
9.330% due 01/01/2006 (c)		150	39
9.625% due 09/01/2003 (c)		662	228
United Airlines, Inc.
7.186% due 04/01/2011 (c)		589	501
7.730% due 07/01/2010		1,000	781
7.783% due 01/01/2014		212	164
Vintage Petroleum, Inc.
7.875% due 05/15/2011		1,175	1,225
8.250% due 05/01/2012		750	812
Vivendi Universal S.A.
6.250% due 07/15/2008		275	285
9.250% due 04/15/2010		475	551
Westlake Chemical Corp.
8.750% due 07/15/2011		1,000	1,043
Williams Cos., Inc.
7.500% due 01/15/2031		1,300	1,164
7.625% due 07/15/2019		1,500	1,403
8.625% due 06/01/2010		1,825	1,948
8.750% due 03/15/2032		1,500	1,489
Xerox Capital Europe PLC
5.875% due 05/15/2004		1,500	1,515
Young Broadcasting, Inc.
10.000% due 03/01/2011		1,215	1,294

			126,206

Utilities 12.5%
ACC Escrow Corp.
10.000% due 08/01/2011		1,000	1,080
AES Corp.
8.540% due 11/30/2019		973	1,005
8.750% due 05/15/2013		2,225	2,347
8.875% due 02/15/2011		500	500
Allegheny Energy Supply Co. LLC
8.250% due 04/15/2012		49	43
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013		1,425	1,604
CMS Energy Corp.
7.000% due 01/15/2005		650	648
8.900% due 07/15/2008		900	936
9.875% due 10/15/2007		500	538
El Paso Energy Partners
8.500% due 06/01/2010		$1,050	$1,137
IPALCO Enterprises, Inc.
8.625% due 11/14/2011		1,000	1,090
Nextel Communications, Inc.
7.375% due 08/01/2015		1,200	1,218
Northwestern Bell Telephone
6.250% due 01/01/2007		1,000	1,000
Pinnacle Partners
8.830% due 08/15/2004		1,250	1,306
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011		1,320	1,330
8.625% due 02/15/2008		400	409
10.000% due 10/01/2009		400	424
Rural Cellular Corp.
9.625% due 05/15/2008		600	549
SESI LLC
8.875% due 05/15/2011		950	1,012
South Point Energy Corp.
8.400% due 05/30/2012		1,348	1,268
Southern California Edison Co.
8.000% due 02/15/2007		675	758
Sprint Capital Corp.
8.750% due 03/15/2032		1,100	1,312
TECO Energy, Inc.
7.500% due 06/15/2010		700	713
Triton PCS, Inc.
8.500% due 06/01/2013		600	647
TXU Corp.
7.000% due 03/15/2013		900	980
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (a)(k)		1,851	1,851
WorldCom, Inc. - WorldCom Group
7.500% due 05/15/2011 (c)		2,000	665
8.250% due 05/15/2031 (c)		4,500	1,496

			27,866

Total Corporate Bonds & Notes (Cost $181,850)			189,438

MORTGAGE-BACKED SECURITIES 0.3%
Collateralized Mortgage Obligations 0.3%
Red Mountain Funding Corp.
9.150% due 11/28/2027		1,210	604

Total Mortgage-Backed Securities (Cost $791)			604

ASSET-BACKED SECURITIES 0.9%
Qwest Corp.
6.500% due 06/05/2007		2,000	2,047

Total Asset-Backed Securities (Cost $1,981)			2,047

SOVEREIGN ISSUES 4.1%
Republic of Brazil
2.125% due 04/15/2006 (b)		3,120	3,050
8.000% due 04/15/2014		3,122	2,868
Republic of Panama
9.375% due 07/23/2012		500	567
Republic of Peru
9.125% due 01/15/2008		1,250	1,463
9.125% due 02/21/2012		1,200	1,341

Total Sovereign Issues (Cost $8,156)			9,289

FOREIGN CURRENCY-DENOMINATED ISSUES (i)(j) 3.3%
El Paso Corp.
5.750% due 03/14/2006	EC	2,000	$2,073
Fimep S.A.
11.000% due 02/15/2013		1,300	1,752
Kronos International, Inc.
8.875% due 06/30/2009		1,050	1,278
Tyco International Group S.A.
6.125% due 04/04/2007		1,500	1,797
Valentia Telecommunications Ltd.
7.250% due 08/15/2013		350	424

Total Foreign Currency-Denominated Issues (Cost $5,781)			7,324

COMMON STOCKS 0.4%
		Shares
Financial & Business Services 0.4%
Dobson Communications Corp.		102,982	836

Total Common Stocks (Cost $679)			836

CONVERTIBLE PREFERRED STOCK 0.1%
Dobson Communications Corp.
6.000% due 01/15/2008		1,600	323

Total Convertible Preferred Stock (Cost $267)			323

PREFERRED STOCK 0.7%
Fresenius Medical Care
7.875% due 02/01/2008		1,590	1,658

Total Preferred Stock (Cost $1,486)			1,658

CONVERTIBLE BONDS & NOTES 0.9%
		Principal Amount (000s)
Banking & Finance 0.5%
Fiat Finance Luxembourg S.A.
3.250% due 01/09/2007		$1,075	1,063

Industrials 0.4%
Dimon, Inc.
6.250% due 03/31/2007 (k)		950	918

Total Convertible Bonds & Notes (Cost $1,877)			1,981

SHORT-TERM INSTRUMENTS 8.5%
Commercial Paper 8.0%
Danske Corp.
1.060% due 12/19/2003		200	199
1.065% due 12/10/2003		900	898
Fannie Mae
1.075% due 12/16/2003		1,650	1,646
1.080% due 02/19/2004		400	399
1.080% due 02/24/2004		10,000	9,955
1.115% due 02/25/2004		200	199
Federal Home Loan Bank
1.075% due 03/10/2004		900	896
General Electric Capital Corp.
1.120% due 01/21/2004		400	399

See accompanying notes I 9.30.03 I Semi-Annual Report	31

Schedule of Investments (Cont.)

High Yield Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

HBOS Treasury Services PLC
1.070% due 12/02/2003	$1,300	$1,298
1.070% due 12/10/2003	800	798
1.080% due 11/20/2003	800	799
1.090% due 12/09/2003	500	499

		17,985

U.S. Treasury Bill 0.5%
1.000% due 12/11/2003 (e)	1,000	998

Total Short-Term Instruments (Cost $18,984)		18,983

Total Investments 103.9% (Cost $221,852)		$232,483
Written Options (f) (0.5%) (Premiums $1,100)		(1,062)
Other Assets and Liabilities (Net) (3.4%)		(7,684)

Net Assets 100.0%		$223,737

Notes to Schedule of Investments (amounts in thousands):

(a)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Bombardier Capital, Inc.	08/11/2003	$1,010	$1,078	0.48%
Wilmington Trust Co. - Tucson Electric	12/08/2000	1,983	1,851	0.83

		$2,993	$2,929	1.31%

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Security is in default.

(d)	Payment in-kind bond security.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $998 as of September 30, 2003.

(f)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	$31,800	$429	$204
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.000%**
Exp. 01/07/2005	3,800	90	185
Call—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 4.000%**
Exp. 10/07/2004	10,000	154	129
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bear Stearns International Ltd.
Strike @ 6.500%*
Exp. 10/07/2004	10,000	295	100
Call—OTC 7-Year Interest Rate Swap
Counterparty: Wachovia Bank, N.A.
Strike @ 5.500%**
Exp. 01/07/2005	6,400	132	444

		$1,100	$1,062

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3- month LIBOR.

(g)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $640 and $600, respectively, as of September 30, 2003.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 1.400% and the Portfolio will pay to the counterparty at par in the event of default of Tyco International Group S.A. 2.750% due 01/15/2018.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	$1,500	$0
Receive a fixed rate equal to 1.770% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,000	2
Receive a fixed rate equal to 1.820% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.625% due 02/08/2011.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,500	2
Receive a fixed rate equal to 2.100% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Peru 9.125% due 02/21/2012.
Counterparty: Goldman Sachs & Co. Exp. 11/30/2003	1,000	1
Receive a fixed rate equal to 5.200% and the Portfolio will pay to the counterparty at par in the event of default of J.P. Morgan HYDI-B Index due 06/20/2008.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/02/2008	2,500	(4)

		$1

(i)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	5,604	11/2003	$0	$(88)	$(88)

(j)	Principal amount denoted in indicated currency:

EC—Euro

(k)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $6,522, which is 2.91% of net assets.

32	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

International Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

AUSTRALIA 1.4%
Crusade Global Trust
1.620% due 05/15/2021 (a)		$8,002	$8,014
Medallion Trust
1.340% due 07/12/2031 (a)		4,451	4,439
Puma Finance Ltd.
1.345% due 04/15/2031 (a)(b)		425	425
Superannuation Members Home Loans Global Fund
1.373% due 06/15/2026 (a)		397	398

Total Australia (Cost $13,398)			13,276

CAYMAN ISLANDS (j)(k) 1.8%
International Credit Recovery-Japan
0.804% due 05/10/2006 (a)	JY	57,076	512
MBNA Master Credit Card Trust
2.278% due 05/19/2004 (a)	EC	8,400	9,777
Redwood Capital II Ltd.
4.113% due 01/01/2004 (a)		$6,100	6,100
SHL Corp. Ltd.
0.754% due 12/25/2024 (a)	JY	106,691	955

Total Cayman Islands (Cost $16,337)			17,344

CROATIA (j)(k) 0.5%
Republic of Croatia
7.000% due 03/28/2005	EC	1,840	2,264
4.562% due 07/31/2006 (a)		$413	413
1.951% due 07/31/2010 (a)		1,909	1,904

Total Croatia (Cost $4,064)			4,581

DENMARK (j)(k) 0.1%
BG Bank
3.354% due 11/24/2007 (a)	EC	700	822

Total Denmark (Cost $658)			822

FRANCE (j)(k) 0.2%
Axa S.A.
3.750% due 01/01/2017	EC	1,357	1,831

Total France (Cost $1,246)			1,831

GERMANY (j)(k) 33.5%
Republic of Germany
3.250% due 09/24/2004	EC	1,710	2,014
5.000% due 02/17/2006		3,800	4,680
4.500% due 08/18/2006 (c)		21,600	26,437
6.000% due 01/04/2007		9,900	12,670
4.500% due 07/04/2009 (c)		36,900	45,464
5.250% due 07/04/2010 (c)		51,900	66,333
6.250% due 01/04/2024 (c)		2,800	3,913
5.625% due 01/04/2028 (c)		57,900	75,182
6.250% due 01/04/2030 (c)		59,500	83,807

Total Germany (Cost $300,102)			320,500

GREECE (j)(k) 0.2%
Hellenic Republic
4.660% due 10/23/2003 (a)	EC	2,085	2,431

Total Greece (Cost $2,704)			2,431

IRELAND (j)(k) 0.3%
Fennica PLC
2.553% due 05/20/2054 (a)	EC	2,300	$2,684

Total Ireland (Cost $1,964)			2,684

ITALY (j)(k) 2.7%
Findomestic Securitization Vehicle SRL
2.450% due 12/20/2008 (a)	EC	12,050	14,043
First Italian Auto Transaction
2.428% due 07/01/2008 (a)		9,980	11,630

Total Italy (Cost $19,309)			25,673

MEXICO 0.1%
United Mexican States
8.300% due 08/15/2031		$900	1,024

Total Mexico (Cost $834)			1,024

NEW ZEALAND (j)(k) 0.7%
Commonwealth of New Zealand
4.500% due 02/15/2016	N$	9,417	6,989

Total New Zealand (Cost $4,840)			6,989

SOUTH KOREA (j)(k) 0.7%
Korea Development Bank
4.700% due 03/18/2004	JY	780,000	7,125

Total South Korea (Cost $7,389)			7,125

SPAIN (j)(k) 1.4%
Hipotebansa Mortgage Securitization Fund
2.271% due 01/18/2018 (a)	EC	2,941	3,420
2.281% due 07/18/2022 (a)		8,351	9,677

Total Spain (Cost $10,077)			13,097

SUPRANATIONAL (j)(k) 0.4%
European Investment Bank
5.500% due 12/07/2009	BP	2,300	3,989

Total Supranational (Cost $3,319)			3,989

TUNISIA (j)(k) 0.3%
Banque Centrale De Tunisie
7.500% due 08/06/2009 (a)	EC	1,800	2,343
7.375% due 04/25/2012		$500	566

Total Tunisia (Cost $2,326)			2,909

UNITED KINGDOM (j)(k) 6.8%
Bauhaus Securities Ltd.
2.439% due 10/30/2052 (a)	EC	14,041	16,349
Haus Ltd.
2.436% due 12/14/2037 (a)		19,718	22,989
Holmes Funding PLC
2.405% due 11/15/2004 (a)		2,500	2,916
Lloyds TSB Capital I
7.375% due 02/07/2049 (a)		9,250	12,659
Ocwen Mortgage Loan Trust
2.677% due 12/15/2031		1,432	1,671
Originated Mortgage Loans
4.105% due 04/15/2032 (a)	BP	810	$1,346
Residential Mortgage Securities
1.500% due 05/12/2032 (a)		$1,719	1,720
RMAC PLC
4.086% due 09/12/2041 (a)	BP	425	698
United Kingdom Gilt
8.500% due 12/07/2005		2,600	4,721

Total United Kingdom (Cost $49,956)			65,069

UNITED STATES (j)(k) 18.4%
Asset-Backed Securities 0.1%
Advanta Mortgage Loan Trust
1.485% due 11/25/2029 (a)		$97	97
AFC Home Equity Loan Trust
1.340% due 03/25/2027 (a)		139	139
Ameriquest Mortgage Securities, Inc.
1.430% due 06/15/2030 (a)		222	222
Amortizing Residential Collateral Trust
1.370% due 09/25/2030 (a)		13	13
Conseco Finance Securitizations Corp.
1.480% due 10/15/2031 (a)		54	54
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)		66	66
Providian Home Equity Loan Trust
1.410% due 06/25/2025 (a)		41	41

			632

Corporate Bonds & Notes 9.7%
AT&T Corp.
4.381% due 11/21/2003 (a)	EC	29,500	34,543
8.000% due 11/15/2031		$800	950
Conoco Funding Co.
7.250% due 10/15/2031		100	120
DaimlerChrysler North America Holding Corp.
6.400% due 05/15/2006		3,190	3,462
Ford Motor Co.
7.450% due 07/16/2031		1,300	1,202
Ford Motor Credit Co.
1.000% due 12/22/2003	JY	44,000	394
5.750% due 02/23/2004		$1,800	1,830
1.946% due 03/08/2004 (a)		1,100	1,101
2.985% due 10/25/2004 (a)		900	908
1.550% due 06/30/2005 (a)		7,900	7,762
General Motors Acceptance Corp.
6.875% due 09/09/2004	BP	6,650	11,203
5.500% due 02/02/2005	EC	16,900	20,183
Kroger Co.
5.500% due 02/01/2013		$200	210
Procter & Gamble Co.
1.500% due 12/07/2005	JY	1,000,000	9,166

			93,034

Mortgage-Backed Securities 8.6%
Bear Stearns Adjustable Rate Mortgage Trust
6.747% due 02/25/2031 (a)		$1,070	1,088
6.023% due 06/25/2032 (a)		86	88
Citicorp Mortgage Securities, Inc.
6.500% due 03/25/2029		221	224
Fannie Mae
8.800% due 01/25/2019		516	573
7.000% due 01/01/2005-09/25/2023 (d)		252	271
6.500% due 05/01/2028-07/01/2031 (d)		2,576	2,687
6.000% due 06/01/2029-10/15/2033 (d)		36,791	37,979
Freddie Mac
6.500% due 07/15/2028		8,960	9,648
Government National Mortgage Association
5.625% due 11/20/2022-11/20/2024 (a)(d)		3,049	3,172

See accompanying notes I 9.30.03 I Semi-Annual Report	33

Schedule of Investments (Cont.)

International Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

4.375% due 03/20/2022-05/20/2026 (a)(d)	$2,109	$2,161
5.750% due 08/20/2022-09/20/2026 (a)(d)	2,356	2,408
5.000% due 05/20/2030 (a)	7,909	8,027
4.000% due 04/20/2030-06/20/2030 (a)(d)	5,387	5,468
8.500% due 07/15/2008-07/15/2030 (d)	254	275
7.500% due 09/15/2025-12/15/2030 (d)	4,237	4,674
J.P. Morgan Commercial Mortgage Finance Corp.
1.400% due 04/15/2010 (a)	1,156	1,157
Morgan Stanley Dean Witter Capital I, Inc.
7.460% due 02/15/2020	135	135
PNC Mortgage Securities Corp.
1.560% due 12/25/2030 (a)	32	32
Salomon Brothers Mortgage Securities VII, Inc.
1.490% due 04/25/2029 (a)	69	69
Washington Mutual Mortgage Securities Corp.
3.247% due 12/25/2040 (a)	543	542
3.876% due 01/25/2041 (a)	2,072	2,068

		82,746

Total United States (Cost $162,978)		176,412

PURCHASED PUT OPTIONS (j)(k) 0.0%
	# of Contracts
Euro-Bobl 5-Year Note December Futures (OTC)
Strike @ 103.000
Exp. 12/02/2003	2,500	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 100.000
Exp. 12/02/2003	800	0
Euro-Bund 10-Year Note December Futures (OTC)
Strike @ 98.000
Exp. 12/02/2003	2,231	0

	Principal Amount (000s)
Republic of Germany (OTC)
5.250% due 07/04/2010
Strike @ 93.000
Exp. 12/02/2003	$51,900	0

Total Purchased Put Options (Cost $68)		0

SHORT-TERM INSTRUMENTS 70.5%
Commercial Paper 59.6%
Danske Corp.
1.065% due 12/10/2003	5,600	5,588
1.060% due 12/19/2003	1,000	998
Fannie Mae
1.050% due 10/01/2003	269,800	269,800
1.050% due 12/02/2003	30,000	29,944
1.080% due 02/18/2004	900	896
1.080% due 02/23/2004	30,000	29,867
1.135% due 02/25/2004	9,500	9,457
1.085% due 03/10/2004	10,800	10,747
1.080% due 03/17/2004	4,900	4,875
1.090% due 03/24/2004	38,000	37,796
Federal Home Loan Bank
1.001% due 10/01/2003	50,000	50,000
General Electric Capital Corp.
1.060% due 12/18/2003	25,000	24,941
HBOS Treasury Services PLC
1.065% due 12/23/2003	25,000	24,937
Rabobank USA Financial Corp.
1.110% due 10/01/2003	$27,000	$27,000
Royal Bank of Scotland PLC
1.065% due 12/15/2003	13,000	12,971
1.055% due 12/16/2003	4,000	3,991
UBS Finance, Inc.
1.110% due 10/01/2003	27,000	27,000

		570,808

U.S. Treasury Bills 10.9%
1.003% due 12/04/2003-12/18/2003 (d)(e)(f)	104,055	103,824

Total Short-Term Instruments (Cost $674,677)		674,632

Total Investments 140.0% (Cost $1,276,246)		$1,340,388
Written Options (g) 0.0% (Premiums $3,711)		0
Other Assets and Liabilities (Net) (40.0%)		(383,226)

Net Assets 100.0%		$957,162

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted security as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Puma Finance Ltd.	07/13/2001	$425	$425	0.00%

(c)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $290,086 and $296,365, respectively, as of September 30, 2003.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $59,647 as of September 30, 2003.

(f)	Securities with an aggregate market value of $18,127 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

Euribor March Futures (03/2004)—Long	120	$457
Euro-Bobl Note (12/2003)—Long	3,300	2,998
Euro-Bund 10-Year Note (12/2003)—Long	1,216	4,140
U.S. Treasury 10-Year Note (12/2003)—Long	208	1,115

		$8,710

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Put—OTC 10-Year Interest Rate Swap
Counterparty: Morgan Stanley Dean Witter & Co.
Strike @ 6.000%*
Exp. 10/24/2003	$53,500	$2,462	$0
Put—OTC 10-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 6.000%*
Exp. 10/20/2003	12,400	576	0
Call—OTC 10-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 3.250%**
Exp. 10/20/2003	65,900	673	0

		$3,711	$0

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Barclays Bank PLC Exp. 09/01/2005	BP 1,000,000	(2,197)
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2005	26,640	57
Receive a fixed rate equal to 4.000% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Barclays Bank PLC Exp. 03/01/2005	501,700	651
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006	11,300	520
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month BP-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2004	6,300	126
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: UBS Warburg LLC Exp. 03/01/2017	250,000	1,411
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017	250,000	1,398

34	Semi-Annual Report I 9.30.03 I See accompanying notes

Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		$125,000	$540
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		250,000	1,204
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		90,175	589
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2018		33,500	74
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/02/2018		29,000	41
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2016		498,900	(6,748)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		148,800	(3,996)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: UBS Warburg LLC Exp. 03/01/2016		99,600	(1,211)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: UBS Warburg LLC Exp. 06/01/2006		10,490	(380)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/02/2004		8,500	(26)
Receive floating rate based on 6-month BP-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2006		28,770	(1,098)
Receive a fixed rate equal to 3.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/01/2005	EC	1,450,000	150
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Merrill Lynch & Co., Inc. Exp. 03/01/2007		1,590,000	(3,300)
Receive a fixed rate equal to 3.250% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2007		315,000	(1,474)
Receive a fixed rate equal to 3.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2007		$735,000	$(2,773)
Receive a fixed rate equal to 5.250% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2017		650,000	(4,013)
Receive a fixed rate equal to 5.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2016		469,300	1,378
Receive a fixed rate equal to 5.600% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2016		453,110	2,544
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2032		96,150	372
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 03/01/2017		89,200	948
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2017		400,000	4,963
Receive a fixed rate equal to 6.000% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: UBS Warburg LLC Exp. 03/01/2032		28,800	205
Receive a fixed rate equal to 6.500% and pay floating rate based on 6-month EC-LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 03/01/2016		75,000	2,436
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 4.250%.
Counterparty: Citibank N.A., London Exp. 06/01/2012		421,600	(6,729)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 01/01/2031		52,000	(787)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.000%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 12/15/2031		56,050	(715)
Receive floating rate based on 6-month EC-LIBOR and pay a fixed rate equal to 5.500%.
Counterparty: Lehman Brothers, Inc. Exp. 12/15/2031		8,500	(728)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 2.000%.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2006	H$	1,220,000	(60)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 2.000%.
Counterparty: Goldman Sachs & Co. Exp. 06/01/2006		$1,170,000	$327
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.550%.
Counterparty: Goldman Sachs & Co. Exp. 03/01/2006		1,020,100	(10,697)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.753%.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006		1,118,000	(10,513)
Receive floating rate based on 3-month H$-HIBOR and pay a fixed rate equal to 5.906%.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		165,000	(2,047)
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.200%.
Counterparty: Bank of America, N.A. Exp. 03/01/2011	JY	51,700,000	90
Receive floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.300%.
Counterparty: Goldman Sachs & Co. Exp. 09/02/2011		2,545,000	(65)
Receive a fixed rate equal to 2.250% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 06/05/2006		$141,630	61
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: J.P. Morgan Chase & Co. Exp. 12/17/2013		200	11
Receive a fixed rate equal to 5.670% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 02/08/2006		35,600	2,487
Receive a fixed rate equal to 5.710% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 07/01/2006		21,200	2,239
Receive a fixed rate equal to 6.790% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2006		11,600	(76)

			$(34,811)

See accompanying notes I 9.30.03 I Semi-Annual Report	35

Schedule of Investments (Cont.)

International Portfolio

September 30, 2003 (Unaudited)

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.625	05/15/2013	$3,800	$3,731	$3,621
U.S. Treasury Note	4.250	08/15/2013	3,100	3,179	3,129

				$6,910	$6,750

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	BP	5,671	10/2003	$22	$0	$22
Buy	C$	8,974	10/2003	112	0	112
Buy	EC	15,455	10/2003	249	0	249
Buy		167,442	11/2003	2,861	(4)	2,857
Sell		18,604	11/2003	0	(297)	(297)
Sell		12,000	10/2003	3	0	3
Buy	H$	222,563	10/2003	215	0	215
Sell		47,800	10/2003	23	0	23
Buy	JY	8,710,617	10/2003	1,388	(22)	1,366
Sell		5,406,573	10/2003	0	(1,772)	(1,772)
Sell	N$	14,697	10/2003	0	(408)	(408)
Sell		14,697	11/2003	0	(7)	(7)
Buy		14,697	10/2003	9	0	9

				$4,882	$(2,510)	$2,372

(k)	Principal amount denoted in indicated currency:

BP—British Pound

C$—Canadian Dollar

EC—Euro

H$—Hong Kong Dollar

JY—Japanese Yen

N$—New Zealand Dollar

36	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Investment Grade Corporate Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 93.7%
Banking & Finance 23.3%
Aflac, Inc.
6.500% due 04/15/2009	$1,000	$1,141
AIG SunAmerica Global Funding
6.900% due 03/15/2032	80	93
Aristar, Inc.
7.375% due 09/01/2004	700	738
Atlas Reinsurance II PLC
3.653% due 01/07/2005 (a)	1,600	1,608
Bank of America Corp.
6.875% due 02/15/2005	605	648
3.875% due 01/15/2008	80	83
5.875% due 02/15/2009	191	213
Barclays Bank PLC
6.860% due 12/15/2049 (a)	360	400
Barnett Capital II
7.950% due 12/01/2026	750	864
Beaver Valley Funding Corp.
8.625% due 06/01/2007	663	710
9.000% due 06/01/2017	1,488	1,653
BVPS II Funding Corp.
8.890% due 06/01/2017	1,500	1,755
Centel Capital Corp.
9.000% due 10/15/2019	5,025	6,090
Chase Manhattan Corp.
6.000% due 02/15/2009	1,600	1,765
CIT Group, Inc.
5.625% due 05/17/2004	800	821
7.625% due 08/16/2005	400	441
7.375% due 04/02/2007	60	69
5.500% due 11/30/2007	860	933
4.000% due 05/08/2008	610	624
7.750% due 04/02/2012	440	523
Citigroup, Inc.
6.000% due 02/21/2012	140	155
5.625% due 08/27/2012	490	527
7.750% due 12/01/2036	750	848
Conoco Funding Co.
6.350% due 10/15/2011	500	566
Credit Asset Receivable LLC
6.274% due 10/31/2003	104	104
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	10,000	11,019
8.500% due 06/15/2010	17,582	21,541
8.750% due 06/15/2030	41,662	53,037
Duke Realty Corp.
6.950% due 08/15/2004	500	526
ERP Operating LP
7.125% due 10/15/2017	4,000	4,592
Export-Import Bank Korea
7.100% due 03/15/2007	2,000	2,244
First Security Corp.
5.875% due 11/01/2003	1,000	1,004
Ford Motor Credit Co.
7.500% due 06/15/2004	5,000	5,163
7.500% due 03/15/2005	7,600	8,067
6.750% due 05/15/2005	1,000	1,053
1.550% due 06/30/2005 (a)	5,000	4,913
1.550% due 07/18/2005 (a)	6,000	5,896
6.500% due 01/25/2007	1,230	1,301
7.375% due 10/28/2009	1,366	1,458
7.875% due 06/15/2010	1,000	1,086
7.375% due 02/01/2011	3,832	4,036
7.250% due 10/25/2011	6,560	6,856
Gemstone Investors Ltd.
7.710% due 10/31/2004	10,655	10,575
General Electric Capital Corp.
5.450% due 01/15/2013	1,500	1,578
5.000% due 02/01/2013	570	585
General Motors Acceptance Corp.
2.751% due 10/16/2003 (a)	2,300	2,301
5.750% due 11/10/2003	$2,200	$2,209
1.360% due 04/05/2004 (a)	3,500	3,495
1.830% due 05/17/2004 (a)	70	70
7.625% due 06/15/2004	2,700	2,805
3.030% due 05/19/2005 (a)	10,000	10,128
6.125% due 08/28/2007	1,600	1,693
7.750% due 01/19/2010	150	165
7.250% due 03/02/2011	17,740	18,815
6.875% due 09/15/2011	25,627	26,641
7.000% due 02/01/2012	4,550	4,745
6.875% due 08/28/2012	11,020	11,420
8.000% due 11/01/2031	44,945	46,297
General Motors Nova Scotia Finance
6.850% due 10/15/2008	1,500	1,616
Goldman Sachs Group, Inc.
6.125% due 02/15/2033	502	512
Household Capital Trust III
1.450% due 06/26/2004 (a)	2,175	2,177
Household Finance Corp.
6.500% due 01/24/2006	300	329
3.375% due 02/21/2006	700	719
5.750% due 01/30/2007	1,100	1,202
8.000% due 07/15/2010	50	61
7.000% due 05/15/2012	4,840	5,594
KFW International Finance, Inc.
5.750% due 01/15/2008	70	78
Lehman Brothers Holdings, Inc.
8.800% due 03/01/2015	500	653
LG&E Capital Corp.
6.205% due 05/01/2004	1,000	1,021
MBNA America Bank
6.875% due 07/15/2004	300	311
7.125% due 11/15/2012	1,300	1,494
Merrill Lynch & Co., Inc.
1.430% due 05/21/2004 (a)	700	701
7.000% due 04/27/2008	120	138
Middletown Trust
11.750% due 07/15/2010	3,663	3,746
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006	700	765
6.750% due 04/15/2011	100	114
5.300% due 03/01/2013	570	590
National City Bank of Pennsylvania
7.250% due 10/21/2011	853	1,014
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	2,000	2,011
7.250% due 03/01/2012	230	270
Nationwide Mutual Insurance Co.
6.500% due 02/15/2004	2,000	2,037
Newcourt Credit Group, Inc.
7.125% due 12/17/2003	9,750	9,866
6.875% due 02/16/2005	1,000	1,068
Parker Retirement Savings Plan
6.340% due 07/15/2008	2,153	2,377
Pemex Finance Ltd.
5.720% due 11/15/2003	69	69
Pemex Project Funding Master Trust
8.500% due 02/15/2008	18,800	21,902
7.875% due 02/01/2009	32,550	37,107
7.375% due 12/15/2014	38,920	42,034
Popular North America, Inc.
6.625% due 01/15/2004	500	507
Protective Life Corp.
7.950% due 07/01/2004	3,000	3,138
Prudential Funding Corp.
6.375% due 07/23/2006	1,000	1,110
Prudential Holdings LLC
8.695% due 12/18/2023	8,500	10,467
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	19,650	17,587
6.500% due 11/15/2018	10,000	7,900
6.875% due 07/15/2028	9,635	7,660
Redwood Capital II Ltd.
4.290% due 01/01/2004 (a)	$20,000	$19,999
Royal Bank of Scotland PLC
9.118% due 03/31/2049 (a)	3,970	5,023
Secured Finance, Inc.
9.050% due 12/15/2004	250	269
Societe Generale
1.954% due 10/29/2049 (a)	1,000	996
Targeted Return Index Securities Trust (TRAINS)
4.687% due 01/15/2032 (a)	2,640	3,163
Tiers Trust
8.125% due 09/15/2017 (j)	844	1,200
UFJ Finance Aruba AEC
6.750% due 07/15/2013	9,700	10,181
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	2,070	2,071
Wells Fargo & Co.
6.450% due 02/01/2011	70	80

		533,613

Industrials 33.4%
Altria Group, Inc.
7.500% due 04/01/2004	7,500	7,668
Amerada Hess Corp.
5.300% due 08/15/2004	70	72
7.875% due 10/01/2029	5,000	5,709
7.300% due 08/15/2031	3,000	3,220
American Airlines, Inc.
1.760% due 09/23/2007 (a)	275	275
10.610% due 03/04/2011	312	224
6.978% due 04/01/2011	4,728	4,695
10.680% due 03/04/2013	1,473	1,057
AOL Time Warner, Inc.
5.625% due 05/01/2005	1,250	1,319
6.125% due 04/15/2006	10,000	10,849
6.750% due 04/15/2011	562	629
6.875% due 05/01/2012	4,260	4,789
7.625% due 04/15/2031	3,000	3,423
7.700% due 05/01/2032	5,725	6,598
Archstone-Smith Trust
7.900% due 02/15/2016	75	92
AvalonBay Communities, Inc.
6.125% due 11/01/2012	150	163
BB&T Corp.
6.500% due 08/01/2011	90	103
Beckman Coulter, Inc.
6.875% due 11/15/2011	5,070	5,809
Boise Cascade Corp.
7.500% due 02/01/2008	40	43
Cater Holt Harvey Ltd.
8.375% due 04/15/2015	16,000	19,642
Centex Corp.
7.500% due 01/15/2012	70	81
Chrysler Corp.
7.450% due 03/01/2027	4,490	4,686
Clear Channel Communications, Inc.
4.250% due 05/15/2009	2,572	2,606
7.650% due 09/15/2010	40	47
Coastal Corp.
6.500% due 05/15/2006	4,293	3,799
7.500% due 08/15/2006	1,400	1,253
7.750% due 06/15/2010	18,533	15,475
6.700% due 02/15/2027	2,000	1,690
7.750% due 10/15/2035	10,000	7,250
Columbia Energy Group
6.800% due 11/28/2005	150	164
Comcast Cable Communications, Inc.
6.375% due 01/30/2006	400	435
6.750% due 01/30/2011	1,876	2,119
8.875% due 05/01/2017	90	118
Comcast Corp.
6.500% due 01/15/2015	840	928

See accompanying notes I 9.30.03 I Semi-Annual Report	37

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Conoco, Inc.
6.950% due 04/15/2029	$505	$584
ConocoPhillips
4.750% due 10/15/2012	70	71
Continental Airlines, Inc.
6.320% due 11/01/2008	13,575	13,055
7.056% due 09/15/2009	5,000	5,005
7.461% due 04/01/2015	2,089	1,993
7.256% due 03/15/2020	24	24
6.545% due 08/02/2020	26	26
Cox Communications, Inc.
6.690% due 09/20/2004	295	308
7.750% due 08/15/2006	700	800
7.750% due 11/01/2010	70	84
5.500% due 10/01/2015	9,690	9,925
Cyprus Amax Minerals Co.
7.375% due 05/15/2007	70	78
DaimlerChrysler North America Holding Corp.
4.050% due 06/04/2008	940	931
8.000% due 06/15/2010	270	315
8.500% due 01/18/2031	100	117
Delta Air Lines Equipment Trust
10.430% due 01/02/2011	836	650
Delta Air Lines, Inc.
7.379% due 05/18/2010	61	61
7.570% due 05/18/2012	14,900	15,083
7.111% due 03/18/2013	2,715	2,663
10.790% due 03/26/2014	500	359
9.200% due 09/23/2014	1,750	1,402
10.500% due 04/30/2016	2,300	1,771
Devon Financing Corp. ULC
6.875% due 09/30/2011	300	345
Domtar, Inc.
7.875% due 10/15/2011	70	84
Duke Energy Field Services LLC
7.500% due 08/16/2005	2,755	3,023
El Paso Corp.
6.750% due 05/15/2009	6,400	5,376
8.050% due 10/15/2030	18,700	14,259
7.800% due 08/01/2031	70,075	52,206
7.750% due 01/15/2032	41,700	31,066
Ford Motor Co.
6.625% due 02/15/2028	500	423
6.625% due 10/01/2028	5,954	5,033
7.450% due 07/16/2031	13,620	12,596
General Motors Corp.
8.250% due 07/15/2023	600	629
8.375% due 07/15/2033	2,386	2,502
Harrah’s Operating Co., Inc.
8.000% due 02/01/2011	10,360	12,289
HCA, Inc.
6.910% due 06/15/2005 (a)	8,000	8,450
8.750% due 09/01/2010	750	874
7.875% due 02/01/2011	4,770	5,333
6.950% due 05/01/2012	14,740	15,662
6.250% due 02/15/2013	2,200	2,235
Hertz Corp.
8.250% due 06/01/2005	600	644
Hilton Hotel Corp.
7.625% due 05/15/2008	220	242
International Business Machines Corp.
8.375% due 11/01/2019	70	94
International Paper Co.
6.750% due 09/01/2011	230	260
Jones Intercable, Inc.
7.625% due 04/15/2008	5,982	6,928
Kern River Funding Corp.
4.893% due 04/30/2018	16,397	16,659
Kinder Morgan, Inc.
6.650% due 03/01/2005	725	774
6.500% due 09/01/2012	110	123
Koninklijke (Royal) KPN NV
8.375% due 10/01/2030	$2,000	$2,555
Kroger Co.
6.200% due 06/15/2012	10,300	11,280
5.500% due 02/01/2013	9,690	10,154
Liberty Media Corp.
8.250% due 02/01/2030	175	203
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (b)(j)	757	842
MeadWestvaco Corp.
6.850% due 04/01/2012	290	327
Noble Affiliates, Inc.
8.950% due 12/15/2004	1,500	1,576
Norfolk Southern Corp.
7.800% due 05/15/2027	80	97
Norske Skogindustrier ASA
6.125% due 10/15/2015	2,000	2,038
7.125% due 10/15/2033	500	517
Northrop Grumman Space & Mission Systems Corp.
6.650% due 01/15/2028	10,295	11,058
Northwest Airlines Corp.
7.575% due 09/01/2020	322	317
Occidental Petroleum Corp.
6.750% due 01/15/2012	100	115
Packaging Corp. of America
4.375% due 08/01/2008	2,800	2,828
5.750% due 08/01/2013	9,700	9,881
Panhandle Eastern Pipe Line Co.
6.050% due 08/15/2013	4,100	4,345
Park Place Entertainment Corp.
7.500% due 09/01/2009	361	389
7.000% due 04/15/2013	9,500	9,868
Petroleos Mexicanos
9.375% due 12/02/2008	11,825	14,190
9.250% due 03/30/2018	5,900	6,947
Philip Morris Cos., Inc.
8.250% due 10/15/2003	3,300	3,303
6.800% due 12/01/2003	1,700	1,708
Qwest Corp.
7.200% due 11/01/2004	11,545	11,920
8.875% due 03/15/2012	21,000	23,415
6.875% due 09/15/2033	16,400	14,514
7.250% due 10/15/2035	3,000	2,685
Raytheon Co.
6.500% due 07/15/2005	70	75
6.150% due 11/01/2008	250	278
Rowan Cos., Inc.
5.880% due 03/15/2012	2,475	2,729
Safeway, Inc.
6.850% due 09/15/2004	70	73
7.250% due 09/15/2004	315	331
6.500% due 11/15/2008	100	112
7.450% due 09/15/2027	350	402
Sonat, Inc.
6.750% due 10/01/2007	3,940	3,388
Southern National Gas Co.
7.350% due 02/15/2031	1,000	925
System Energy Resources, Inc.
7.430% due 01/15/2011	46	48
Systems 2001 Asset Trust
7.156% due 12/15/2011	1,528	1,688
6.664% due 09/15/2013	3,914	4,386
Tele-Communications-TCI Group
7.250% due 08/01/2005	250	271
Time Warner, Inc.
7.975% due 08/15/2004	1,695	1,780
7.750% due 06/15/2005	900	982
8.110% due 08/15/2006	1,300	1,484
9.125% due 01/15/2013	6,000	7,639
7.250% due 10/15/2017	22,975	26,311
6.875% due 06/15/2018	25,000	27,815
6.625% due 05/15/2029	720	735
Transocean, Inc.
7.500% due 04/15/2031	$3,100	$3,636
United Airlines, Inc.
1.360% due 03/02/2004 (a)	9,814	7,704
11.080% due 03/26/2010 (c)(j)	13,635	2,810
7.730% due 07/01/2010	19,250	15,038
8.390% due 01/21/2011 (c)	4,033	1,636
11.080% due 03/26/2011 (c)(j)	2,835	584
7.186% due 04/01/2011 (c)	196	167
6.071% due 03/01/2013 (c)	3,595	2,900
6.602% due 09/01/2013	4,245	3,475
10.020% due 03/22/2014 (c)	1,000	298
10.850% due 02/19/2015 (c)	1,000	282
10.125% due 03/22/2015 (c)	2,300	641
Univision Communications, Inc.
7.850% due 07/15/2011	5,650	6,715
USX Corp.
6.850% due 03/01/2008	1,520	1,729
Valero Logistics Operations LP
6.050% due 03/15/2013	490	513
Viacom, Inc.
7.875% due 07/30/2030	400	502
Wal-Mart Bond Lease Corp.
8.400% due 08/15/2004 (b)(j)	1,592	1,537
Walt Disney Co.
6.375% due 03/01/2012	230	256
7.000% due 03/01/2032	150	170
Waste Management, Inc.
8.000% due 04/30/2004	18,755	19,376
7.000% due 10/01/2004	2,453	2,571
7.000% due 10/15/2006	1,600	1,793
6.875% due 05/15/2009	1,300	1,475
7.375% due 08/01/2010	190	222
7.650% due 03/15/2011	1,005	1,173
7.100% due 08/01/2026	100	110
Weyerhaeuser Co.
6.750% due 03/15/2012	200	223
7.375% due 03/15/2032	290	325
6.875% due 12/15/2033	50	53
Williams Cos., Inc.
7.625% due 07/15/2019	17,500	16,362
7.875% due 09/01/2021	32,850	31,207
7.500% due 01/15/2031	23,765	21,270
7.750% due 06/15/2031	5,000	4,550
8.750% due 03/15/2032	14,150	14,044

		764,315

Utilities 37.0%
AEP Texas Central Co.
2.380% due 02/15/2005 (a)	3,500	3,504
5.500% due 02/15/2013	4,800	4,972
AT&T Broadband Corp.
8.375% due 03/15/2013	9,600	11,918
AT&T Corp.
6.000% due 03/15/2009	224	242
8.500% due 11/15/2031	123,828	147,121
AT&T Wireless Services, Inc.
7.500% due 05/01/2007	1,000	1,139
7.875% due 03/01/2011	557	649
8.125% due 05/01/2012	18,230	21,686
8.750% due 03/01/2031	2,064	2,562
British Telecom PLC
8.125% due 12/15/2010	422	520
Calenergy, Inc.
7.630% due 10/15/2007	1,750	2,006
Carolina Power & Light Co.
6.800% due 08/15/2007	156	177
Centerior Energy Corp.
7.670% due 07/01/2004	3,150	3,280
Cincinnati Gas & Electric Co.
6.450% due 02/15/2004	3,000	3,057
6.900% due 06/01/2025	3,000	3,303

38	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Cinergy Corp.
6.125% due 04/15/2004	$2,000	$2,040
Cingular Wireless, Inc.
6.500% due 12/15/2011	950	1,076
7.125% due 12/15/2031	2,000	2,270
Citizens Communications Co.
8.500% due 05/15/2006	1,744	2,003
9.250% due 05/15/2011	2,110	2,694
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	4	4
7.430% due 11/01/2009	12,000	13,648
Columbus Southern Power Co.
6.600% due 03/01/2033	720	773
Dayton Power & Light Co.
5.125% due 10/01/2013	6,000	6,071
Delphi Corp.
6.500% due 08/15/2013	5,655	5,856
Dynegy Holdings, Inc.
6.875% due 04/01/2011	5,750	4,844
8.750% due 02/15/2012	3,250	2,990
El Paso CGP Co.
6.950% due 06/01/2028	8,730	6,002
El Paso Natural Gas Co.
8.625% due 01/15/2022	7,200	6,678
8.375% due 06/15/2032	3,850	3,475
Entergy Arkansas, Inc.
5.400% due 05/01/2018	10,000	9,858
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)	6,300	6,319
3.600% due 06/01/2008	9,200	8,967
Entergy Mississippi, Inc.
4.350% due 04/01/2008	600	612
FirstEnergy Corp.
6.450% due 11/15/2011	10,000	10,455
France Telecom S.A.
8.450% due 03/01/2006 (a)	700	793
9.250% due 03/01/2011	5,032	6,157
9.750% due 03/01/2031	87,370	117,054
Georgia Power Co.
4.875% due 07/15/2007	250	268
Hydro - Quebec
8.400% due 01/15/2022	4,019	5,404
MidAmerican Energy Holdings Co.
7.520% due 09/15/2008	350	407
5.125% due 01/15/2013	2,000	2,065
Niagara Mohawk Power Co.
6.625% due 07/01/2005	1,030	1,114
7.750% due 05/15/2006	70	80
7.750% due 10/01/2008	70	82
Ohio Edison Co.
5.450% due 05/01/2015	1,000	978
Ohio Power Co.
6.375% due 07/15/2033	5,500	5,605
Oncor Electric Delivery Co.
6.375% due 05/01/2012	20	22
6.375% due 01/15/2015	220	242
7.250% due 01/15/2033	120	138
Pepco Holdings, Inc.
6.450% due 08/15/2012	1,000	1,070
PNPP II Funding Corp.
8.510% due 11/30/2006	312	335
9.120% due 05/30/2016	1,560	1,838
Potomac Electric Power Co.
6.250% due 10/15/2007	960	1,071
Progress Energy, Inc.
6.550% due 03/01/2004	1,525	1,556
6.850% due 04/15/2012	325	363
PSEG Energy Holdings, Inc.
8.500% due 06/15/2011	1,070	1,078
PSEG Power LLC
6.950% due 06/01/2012	391	442
8.625% due 04/15/2031	570	724
Public Service Co. of Colorado
7.875% due 10/01/2012	10,750	13,138
Reliant Energy Resources Corp.
8.125% due 07/15/2005	3,900	4,184
South Carolina Electric & Gas
7.625% due 04/01/2025	$115	$126
Sprint Capital Corp.
5.700% due 11/15/2003	12,655	12,697
7.125% due 01/30/2006	720	791
6.000% due 01/15/2007	33,510	36,094
6.125% due 11/15/2008	16,960	18,333
6.375% due 05/01/2009	25,500	27,762
7.625% due 01/30/2011	15,567	17,578
6.900% due 05/01/2019	13,785	14,173
9.250% due 04/15/2022	19,400	23,400
6.875% due 11/15/2028	56,428	55,222
8.750% due 03/15/2032	97,570	116,343
Toledo Edison Co.
7.875% due 08/01/2004	15,949	16,734
TXU Corp.
7.000% due 03/15/2013	16,630	18,116
United Telecom, Inc.
6.890% due 07/01/2008 (b)(j)	1,000	1,097
Virginia Electric & Power Co.
5.750% due 03/31/2006	900	976
5.375% due 02/01/2007	220	238
4.750% due 03/01/2013	7,945	7,968
Vodafone Group PLC
3.950% due 01/30/2008	70	72
7.750% due 02/15/2010	70	85
Wilmington Trust Co.
10.500% due 01/02/2007 (b)(j)	437	211
10.570% due 01/02/2007 (b)(j)	5,135	2,508
10.500% due 07/01/2008 (b)	164	186
WorldCom, Inc. - WorldCom Group
6.400% due 08/15/2005 (c)	14,100	4,688
7.500% due 05/15/2011 (c)	5,000	1,662

		846,039

Total Corporate Bonds & Notes (Cost $2,034,480)		2,143,967

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.000% due 05/14/2007	298	305

Total U.S. Government Agencies (Cost $306)		305

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (e)
3.375% due 01/15/2007 (d)	580	638
3.875% due 04/15/2029	671	846

Total U.S. Treasury Obligations (Cost $1,399)		1,484

MORTGAGE-BACKED SECURITIES 1.8%
Collateralized Mortgage Obligations 1.7%
Bank of America Mortgage Securities, Inc.
5.796% due 10/20/2032 (a)	3,506	3,585
First Horizon Asset Securities, Inc.
6.750% due 11/25/2031	445	445
GS Mortgage Securities Corp.
6.526% due 08/15/2011 (a)	5,000	5,549
Small Business Administration
4.750% due 10/01/2022	24,511	24,819
Structured Asset Securities Corp.
1.410% due 10/25/2027 (a)	4,789	4,786

		39,184

Government National Mortgage Association 0.1%
8.500% due 07/15/2030 - 08/15/2030 (f)	1,174	1,274

Total Mortgage-Backed Securities (Cost $39,566)		40,458

ASSET-BACKED SECURITIES 0.1%
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	$600	$558
Denver Arena Trust
6.940% due 11/15/2019	2,655	2,783

Total Asset-Backed Securities (Cost $2,940)		3,341

CONVERTIBLE PREFERRED STOCK 0.0%
	Shares
Kerr-McGee Corp.
5.500% due 08/02/2004	20,000	870

Total Convertible Preferred Stock (Cost $863)		870

CONVERTIBLE BONDS & NOTES 0.8%
	Principal Amount (000s)
Industrials 0.8%
General Motors Corp.
6.250% due 07/15/2033	$640	17,248

Total Convertible Bonds & Notes (Cost $16,000)		17,248

PREFERRED SECURITY 0.0%
	Shares
Lehman Brothers Holdings, Inc.
5.670% due 12/01/2049	5,200	266

Total Preferred Security (Cost $232)		266

SHORT-TERM INSTRUMENTS 2.1%
	Principal Amount (000s)
Commercial Paper 1.5%
Fannie Mae
1.050% due 10/01/2003	$24,700	24,700
1.080% due 03/17/2004	850	846
Shell Finance
1.100% due 03/16/2004	7,900	7,859

		33,405

U.S. Treasury Bills 0.6%
1.002% due 12/04/2003 - 12/18/2003 (d)(f)(g)	14,775	14,743

Total Short-Term Instruments (Cost $48,152)		48,148

Total Investments 98.6% (Cost $2,143,938)		$2,256,087
Written Options (h) (0.0%) (Premiums $327)		(384)
Other Assets and Liabilities (Net) 1.4%		33,545

Net Assets 100.0%		$2,289,248

See accompanying notes I 9.30.03 I Semi-Annual Report	39

Schedule of Investments (Cont.)

Investment Grade Corporate Portfolio

September 30, 2003 (Unaudited)

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Restricted securities as of September 30, 2003:

Issuer Description	Acquisition Date	Cost as of September 30, 2003	Market Value as of September 30, 2003	Market Value as Percentage of Net Assets

Mazda Manufacturing Corp.	03/28/2003	$850	$842	0.03%
United Telecom,Inc.	06/25/2003	1,114	1,097	0.05
Wal-Mart Bond Lease Corp.	03/30/2001	1,617	1,537	0.07
Wilmington Trust Co.	03/28/2003	234	211	0.01
Wilmington Trust Co.	03/28/2003	184	186	0.01
Wilmington Trust Co.	02/04/2000	5,346	2,508	0.11

		$9,345	$6,381	0.28%

(c)	Security is in default.

(d)	Securities with an aggregate market value of $11,588 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

U.S. Treasury 5-Year Note
(12/2003)—Long	259	$1,053
U.S. Treasury 10-Year Note
(12/2003)—Long	102	208
U.S. Treasury 30-Year Note
(12/2003)—Short	468	(3,164)

		$(1,903)

(e)	Principal amount of security is adjusted for inflation.

(f)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(g)	Security, or a portion thereof, has been pledged as collateral for swap contracts. The aggregate market value for all securities pledged as collateral was $3,793 as of September 30, 2003.

(h)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Call—CME Eurodollar December Futures
Strike @ 98.750
Exp. 12/15/2003	1,139	$327	$384

(i)	Swap agreements outstanding at September 30, 2003:
Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Pay a fixed rate equal to 2.400% and the Portfolio will receive from the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: J.P. Morgan Chase & Co. Exp. 05/01/2005	$25,000	$2,541
Receive a fixed rate equal to 0.140% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Bear, Stearns & Co., Inc. Exp. 09/02/2004	35,000	(13)
Receive a fixed rate equal to 0.250% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 7.250% due 12/01/2010.
Counterparty: Bear, Stearns & Co., Inc. Exp. 09/02/2004	10,000	(2)
Receive a fixed rate equal to 0.610% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 6.000% due 06/15/2012.
Counterparty: Merrill Lynch & Co., Inc. Exp. 05/01/2004	13,000	36
Receive a fixed rate equal to 0.830% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: UBS Warburg LLC Exp. 06/01/2004	15,000	60
Receive a fixed rate equal to 0.850% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 0.000% due 05/15/2021.
Counterparty: J.P. Morgan Chase & Co. Exp. 06/01/2004	14,100	58
Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Citibank N.A., London Exp. 06/01/2004	10,000	53
Receive a fixed rate equal to 1.560% and the Portfolio will pay to the counterparty at par in the event of default of Time Warner, Inc. 0.000% due 12/06/2019.
Counterparty: Lehman Brothers, Inc. Exp. 01/06/2005	5,000	304
Receive a fixed rate equal to 2.000% and the Portfolio will pay to the counterparty at par in the event of default of Verizon Global Funding Corp. 6.750% due 12/01/2005.
Counterparty: Citibank N.A., London Exp. 06/01/2004	5,000	63
Receive a fixed rate equal to 2.100% and the Portfolio will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 5.125% due 05/09/2008.
Counterparty: Merrill Lynch & Co., Inc. Exp. 09/09/2008	$25,000	$(312)
Receive a fixed rate equal to 2.700% and the Portfolio will pay to the counterparty at par in the event of default of El Paso Corp. 7.000% due 05/15/2011.
Counterparty: Credit Suisse First Boston Exp. 04/03/2005	42,500	(3,434)

		$(646)

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $10,789, which is 0.5% of net assets.

40	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Mortgage Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 0.6%
Banking & Finance 0.6%
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	$2,700	$2,709
1.670% due 11/30/2004 (a)	6,200	6,227
Capital One Bank
2.360% due 01/27/2004	9,800	9,820
FINOVA Group, Inc.
7.500% due 11/15/2009	1,050	525
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	3,000	2,999
1.718% due 07/19/2004 (a)	8,500	8,471
General Motors Acceptance Corp.
1.877% due 03/22/2004 (a)	6,000	6,010
1.360% due 04/05/2004 (a)	2,700	2,697
1.460% due 07/21/2004 (a)	200	199
MBNA Master Credit Card Trust USA
1.670% due 10/16/2006	1,500	1,499

		41,156

Industrials 0.0%
Delta Air Lines, Inc.
7.379% due 05/18/2010	1,530	1,526

Total Corporate Bonds & Notes (Cost $42,967)		42,682

MUNICIPAL BONDS & NOTES 0.1%
Kansas 0.0%
Sedgwick& Shawnee Counties, Kansas Single Family Revenue Bonds, (GNMA/FNMA Insured), Series 2001
5.450% due 12/01/2011	165	175

Louisiana 0.0%
Louisiana Housing Finance Agency Mortgage Revenue Bonds, (GNMA/FNMA Insured), Series 2000
7.330% due 12/01/2030	1,875	2,021

Missouri 0.1%
Missouri State Housing Development Commission Revenue Bonds, (GNMA/FNMA Insured), Series 2001
6.000% due 03/01/2032	4,550	4,852

Texas 0.0%
Ennis, Texas Economic Development Corp. Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,242

Total Municipal Bonds & Notes (Cost $7,316)		8,290

U.S. GOVERNMENT AGENCIES 0.2%
Small Business Administration
7.449% due 08/01/2010	4,196	4,680
6.640% due 02/01/2011	2,922	3,172
6.344% due 08/01/2011	1,730	1,856
7.190% due 12/01/2019	937	1,058
7.220% due 11/01/2020	2,615	2,962

Total U.S. Government Agencies (Cost $13,563)		13,728

MORTGAGE-BACKED SECURITIES 124.2%
Collateralized Mortgage Obligations 22.7%
ABN AMRO Mortgage Corp.
6.300% due 04/25/2029	487	499
6.500% due 06/25/2029 (a)	1,219	1,233
Aetna Commercial Mortgage Trust
7.100% due 12/26/2030	1,408	1,416
American Southwest Financial Securities Corp.
8.000% due 01/18/2009	$937	$1,049
7.248% due 11/25/2038 (a)	2,182	2,378
Asset Securitization Corp.
6.920% due 02/14/2029	1,404	1,510
Aurora Loan Services
1.810% due 05/25/2030 (a)	147	146
Bank of America Funding Corp.
6.000% due 11/25/2032	6,544	6,576
Bank of America Large Loan
1.400% due 01/27/2006 (a)	45,500	40,696
Bank of America Mortgage Securities, Inc.
6.250% due 07/25/2014	3,294	3,295
6.500% due 05/25/2029 (a)	5,022	5,020
6.178% due 07/25/2031 (a)	1,459	1,464
5.199% due 03/25/2032 (a)	1,423	1,459
6.971% due 05/20/2032 (a)	9,786	10,086
6.351% due 07/25/2032 (a)	1,566	1,589
5.785% due 10/20/2032 (a)	7,977	8,157
5.000% due 02/25/2033	748	757
Bear Stearns Adjustable Rate Mortgage Trust
6.446% due 11/25/2031 (a)	4,693	4,718
6.611% due 11/25/2031 (a)	110	111
6.119% due 12/25/2031 (a)(h)	2,514	2,516
6.141% due 01/25/2032 (a)	6,602	6,592
6.800% due 01/25/2032	88	88
5.700% due 03/25/2032 (a)	1,761	1,760
5.372% due 10/25/2032 (a)	4,574	4,717
5.373% due 02/25/2033 (a)	281	285
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	188	200
7.000% due 05/20/2030 (a)	2,062	2,375
5.910% due 02/14/2031	167	181
Bear Stearns Mortgage Securities, Inc.
6.500% due 12/28/2023	5,200	5,192
4.751% due 06/25/2030 (a)	700	677
Capstead Securities Corp.
1.300% due 02/25/2025	13,828	13,847
Chase Commercial Mortgage Securities Corp.
7.600% due 12/18/2005	141	141
Chase Mortgage Finance Corp.
6.750% due 11/25/2024	1,000	999
Citicorp Mortgage Securities, Inc.
5.332% due 12/01/2019 (a)	230	231
6.500% due 02/25/2024	2,618	2,675
6.250% due 08/25/2024	351	357
7.250% due 08/25/2027	353	353
6.750% due 09/25/2028	594	599
6.500% due 03/25/2029	5,309	5,379
1.520% due 08/25/2032	3,305	3,309
CMC Securities Corp.
7.250% due 11/25/2027	39	39
Commercial Capital Access One, Inc.
6.298% due 11/15/2028	11,774	12,615
Commercial Mortgage Acceptance Corp.
5.800% due 09/15/2030	119	125
Commercial Mortgage Asset Trust
6.640% due 01/17/2032	165	189
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	4,680	4,859
Countrywide Funding Corp.
6.500% due 06/25/2009	1,439	1,439
6.750% due 03/25/2024	1,196	1,196
Countrywide Home Loans Servicing LP
5.840% due 12/25/2031	1,295	1,306
5.986% due 03/19/2032 (a)	423	433
4.829% due 09/19/2032 (a)	6,779	6,852
4.250% due 05/25/2033	33,874	34,225
Countrywide Home Loans, Inc.
6.500% due 07/25/2013	1,904	1,911
6.250% due 08/25/2014 (a)	779	788
6.500% due 03/25/2029 (a)	968	968
6.050% due 04/25/2029	3,872	3,889
6.015% due 07/19/2031 (a)	$437	$443
Credit-Based Asset Servicing & Securitization LLC
1.450% due 08/25/2029 (a)	12,437	12,453
1.750% due 06/25/2032 (a)(h)	2,166	2,156
1.460% due 12/15/2039 (a)	17,488	17,507
CS First Boston Mortgage Securities Corp.
6.750% due 12/27/2028	9,035	9,392
9.000% due 04/25/2031	1,313	1,313
2.120% due 08/25/2031 (a)	9,871	9,913
1.660% due 11/25/2031 (a)	1,150	1,154
1.770% due 11/25/2031 (a)	774	777
1.870% due 11/25/2031 (a)(h)	2,468	2,424
1.510% due 02/25/2032 (a)	7,630	7,723
1.670% due 02/25/2032	1,063	1,067
6.150% due 02/25/2032	16,914	17,019
6.248% due 04/25/2032 (a)	239	246
1.500% due 05/25/2032 (a)	11,562	11,572
2.360% due 08/25/2033 (a)	1,481	1,459
7.290% due 09/15/2041	65	76
DLJ Commercial Mortgage Corp.
6.410% due 02/18/2031	1,800	2,015
7.340% due 10/10/2032	5,750	6,762
DLJ Mortgage Acceptance Corp.
5.116% due 11/25/2023 (a)	201	201
6.648% due 10/25/2024 (a)	252	253
7.580% due 03/13/2028 (a)	1,026	1,035
Fairfax Funding Trust
6.483% due 04/02/2013	250	279
Fannie Mae
6.650% due 08/25/2007	320	349
6.270% due 09/25/2007	5,000	5,545
6.500% due 05/25/2008	219	228
4.000% due 02/25/2009	124	125
6.500% due 02/25/2009	377	389
6.000% due 03/25/2009	353	355
6.500% due 07/18/2012	2,788	2,974
6.370% due 02/25/2013	4,855	5,441
6.250% due 12/25/2013	3,457	3,543
2.500% due 09/25/2016	10,048	10,063
8.750% due 11/25/2019	244	274
7.000% due 03/25/2020	330	357
6.263% due 04/25/2020 (a)	52	51
6.500% due 05/25/2020	394	425
6.350% due 06/25/2020	5,705	6,294
7.000% due 08/25/2020	58	62
9.500% due 11/25/2020	2,924	3,328
9.000% due 03/25/2021	501	567
2.025% due 04/25/2021 (a)	14	14
6.500% due 05/25/2021	73	78
6.500% due 04/25/2022	64	68
1.775% due 06/25/2022 (a)	5	5
7.000% due 06/25/2022	280	301
7.000% due 10/25/2022	865	934
7.800% due 10/25/2022	551	608
7.000% due 02/25/2023	284	289
6.000% due 03/25/2023	122	122
7.500% due 03/25/2023	2,241	2,487
5.000% due 04/25/2023	209	219
2.225% due 05/25/2023	450	458
6.000% due 08/25/2023	1,775	1,872
1.770% due 09/25/2023	687	694
7.000% due 09/25/2023	2,010	2,193
6.500% due 02/25/2024 (a)	3,500	3,843
7.000% due 04/25/2024	1,660	1,755
7.500% due 11/17/2025 (a)	968	1,023
7.500% due 11/20/2026	12,512	13,609
7.000% due 11/25/2026	3,241	3,447
7.000% due 12/25/2026	3,742	3,978
1.625% due 09/18/2027	1,481	1,489
6.850% due 12/18/2027	4,000	4,395
7.000% due 12/20/2027	2,074	2,209
1.510% due 04/18/2028 (a)	408	409
6.500% due 06/25/2028	7,061	7,357

See accompanying notes I 9.30.03 I Semi-Annual Report	41

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

7.500% due 07/25/2028	$1,321	$1,449
6.500% due 10/25/2028	4,148	4,454
5.000% due 11/25/2028	307	261
6.290% due 02/25/2029	1,500	1,627
4.900% due 03/25/2029	3,292	3,389
1.570% due 12/25/2029 (a)	16	16
6.500% due 12/25/2029	162	165
1.620% due 06/25/2030 (a)	4,182	4,229
1.560% due 10/18/2030 (a)	639	643
6.000% due 04/25/2031	7,259	7,660
6.300% due 06/25/2031	3,236	3,317
6.500% due 08/25/2031	8,056	8,471
6.500% due 10/25/2031	4,071	4,462
6.000% due 12/25/2031	342	342
1.520% due 04/25/2032 (a)	36	36
1.520% due 06/25/2032 (a)	18,031	18,092
8.922% due 06/25/2032 (a)	1,594	1,837
6.390% due 05/25/2036	2,765	2,781
7.416% due 01/17/2037	241	262
6.500% due 06/17/2038	1,000	1,087
6.300% due 10/17/2038 (a)	1,092	1,160
6.500% due 12/25/2042	1,383	1,471
Federal Agricultural Mortgage Corp.
6.757% due 01/25/2013 (h)	3,501	3,532
8.314% due 04/25/2030	3,165	3,417
FFCA Secured Lending Corp.
8.180% due 07/18/2019	2,000	1,054
8.970% due 02/18/2020	4,000	1,244
7.130% due 05/18/2026	1,988	1,934
7.270% due 09/18/2027	7,089	7,134
Fifth Third Mortgage Loan Trust
3.911% due 11/19/2032 (a)	3,662	3,701
First Horizon Asset Securities, Inc.
7.000% due 09/25/2030	91	92
6.750% due 11/25/2031	257	257
First Nationwide Trust
6.500% due 03/25/2029	4,600	4,895
6.500% due 05/19/2029	996	1,063
6.750% due 08/21/2031	5,688	5,899
1.710% due 09/25/2031 (a)	1,201	1,205
First Republic Mortgage Loan Trust
1.470% due 11/15/2031 (a)	30,695	30,714
2.486% due 11/15/2031 (a)	4,088	4,050
1.420% due 08/15/2032 (a)	86,558	85,512
Freddie Mac
7.000% due 05/15/2004	304	310
7.000% due 01/15/2008	465	503
4.000% due 12/15/2012	5,721	5,802
5.500% due 02/15/2016	3,081	3,145
5.000% due 09/15/2016	2,474	2,546
2.543% due 11/25/2017	5,923	5,939
9.050% due 06/15/2019	323	324
7.000% due 11/15/2020	374	374
9.000% due 12/15/2020	288	288
9.500% due 12/15/2020	1,009	1,009
9.000% due 02/15/2021	1,628	1,678
6.500% due 03/15/2021	769	769
7.000% due 09/15/2021	416	416
6.000% due 02/15/2022	894	902
3.500% due 12/15/2022	216	220
6.500% due 12/17/2022	793	828
1.625% due 05/15/2023 (a)	11	11
7.000% due 05/15/2023	376	407
7.000% due 07/15/2023	4,176	4,516
7.500% due 07/15/2023 (a)	1,375	1,403
6.250% due 09/15/2023	971	981
6.000% due 12/15/2023	244	247
8.800% due 12/15/2023 (a)	1	1
6.500% due 01/15/2024	90	98
6.800% due 02/15/2024	92	92
1.575% due 03/15/2024 (a)	250	255
6.500% due 03/15/2024	1,851	1,883
8.500% due 03/15/2025	$1,352	$1,468
6.000% due 08/15/2026	977	985
1.575% due 09/15/2026 (a)	1,702	1,708
6.000% due 09/15/2026	6,375	6,641
6.250% due 11/15/2026	891	903
6.500% due 06/15/2027	2,999	3,198
5.000% due 09/15/2027	3,765	3,841
1.620% due 02/15/2028 (a)	1,005	1,015
6.500% due 04/15/2028	6,723	7,032
6.000% due 06/15/2028	189	190
6.500% due 06/15/2028	7,730	8,255
6.500% due 08/15/2028	3,893	4,124
6.000% due 11/25/2028	1,117	1,198
6.000% due 12/15/2028	10,644	11,114
6.250% due 12/15/2028	2,432	2,567
6.000% due 01/15/2029	5,289	5,413
6.500% due 01/15/2029	1,000	1,066
6.500% due 04/15/2029	1,332	1,415
1.460% due 12/15/2029 (a)	1,253	1,263
7.500% due 01/15/2030	2,631	2,860
1.320% due 03/15/2031 (a)	2,600	2,611
6.000% due 03/15/2031	7,038	7,267
5.500% due 05/15/2031	8,364	8,518
6.500% due 05/15/2031	2,327	2,443
6.500% due 07/15/2031	4,603	4,810
1.230% due 07/25/2031	215	215
7.000% due 09/17/2031	2,453	2,682
6.000% due 11/15/2031	2,829	2,945
1.570% due 12/15/2031 (a)	1,497	1,504
1.620% due 03/15/2032 (a)	29	29
1.670% due 03/15/2032 (a)	56	57
3.500% due 07/15/2032	1,241	1,254
4.076% due 08/15/2032 (a)	4,946	5,149
6.000% due 09/15/2032	212	216
GE Capital Mortgage Services, Inc.
6.250% due 04/25/2014	1,643	1,650
6.500% due 05/25/2029	3,391	3,390
GMAC Commercial Mortgage Securities, Inc.
1.680% due 09/09/2015 (a)	1,500	1,473
7.151% due 12/15/2016 (h)	8,290	8,107
6.570% due 09/15/2033	1,194	1,301
6.420% due 05/15/2035	734	830
Golden Mortgage Loan Asset-Backed REMIC
7.875% due 02/25/2031 (a)	946	992
Government Lease Trust
6.390% due 05/18/2007	4,300	4,722
4.000% due 05/18/2011	5,400	5,192
6.480% due 05/18/2011	12,000	13,527
Government National Mortgage Association
8.000% due 12/20/2014	284	284
1.660% due 12/16/2025 (a)	3,400	3,423
6.500% due 05/20/2028	1,263	1,321
6.500% due 06/20/2028	5,000	5,404
6.500% due 09/20/2028	4,840	5,161
7.000% due 02/16/2029	3,000	3,267
6.250% due 03/16/2029	5,000	5,438
6.500% due 03/20/2029 (a)	2,400	2,573
6.000% due 05/20/2029	4,689	5,015
7.500% due 08/20/2029	5,428	5,862
8.000% due 11/16/2029	4,073	4,749
8.000% due 01/16/2030	2,679	2,991
1.610% due 02/16/2030 (a)	3,275	3,299
7.500% due 02/20/2030	6,339	6,885
8.000% due 03/20/2030	1,969	2,108
1.560% due 10/16/2030 (a)	411	414
1.420% due 01/16/2031	297	298
1.520% due 06/16/2031	3,695	3,710
1.320% due 02/16/2032 (a)	1,081	1,081
6.500% due 06/01/2032	2,006	2,144
1.470% due 06/20/2032 (a)	4,004	4,014
6.923% due 03/16/2041	3,774	4,048
GS Mortgage Securities Corp.
6.624% due 05/03/2018 (a)	$14,400	$16,270
6.044% due 08/15/2018 (a)(h)	13,052	14,159
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (a)(h)	31,082	30,627
Guardian Savings & Loan Association
7.678% due 07/25/2019 (a)	5	5
G-Wing Ltd.
3.770% due 05/06/2004 (a)	7,504	7,447
Headlands Mortgage Securities, Inc.
7.155% due 12/25/2012 (a)	45	45
Hilton Hotel Pool Trust
7.055% due 01/03/2010	13,591	15,169
1.500% due 10/03/2010 (a)	40,000	39,817
1.600% due 10/03/2010 (a)	23,000	22,895
Holmes Financing PLC
2.305% due 07/15/2040 (a)	10,000	9,988
2.405% due 07/15/2040 (a)	11,750	11,735
Homeside Mortgage Securities Trust
1.519% due 01/20/2027 (a)(h)	136	134
Housing Securities, Inc.
6.500% due 07/25/2009	107	110
Impac CMB Trust
1.390% due 11/25/2031 (a)	945	947
1.780% due 11/25/2031 (a)	4,024	4,036
1.670% due 12/25/2031 (a)	12,628	12,685
1.490% due 03/25/2033 (a)	48,652	48,910
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031	15,863	16,323
6.500% due 04/25/2032	2,425	2,507
Indymac Adjustable Rate Mortgage Trust
6.527% due 01/25/2032 (a)	435	444
J.P. Morgan Commercial Mortgage Finance Corp.
1.400% due 04/15/2010 (a)	142	142
LB Commercial Conduit Mortgage Trust
6.480% due 01/18/2008	150	168
LB Mortgage Trust
8.396% due 01/20/2017 (a)(h)	6,615	7,375
LB-UBS Commercial Mortgage Trust
5.401% due 03/15/2026	312	332
6.133% due 12/15/2030	470	525
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031 (a)	5,131	5,129
LTC Commercial Mortgage Pass-Through Certificates
6.029% due 05/28/2030	3,533	3,546
MASTR Asset Securitization Trust
5.500% due 09/25/2033	16,658	16,903
Mellon Residential Funding Corp.
2.000% due 11/15/2031 (a)	1,000	1,024
Merrill Lynch Mortgage Investors, Inc.
6.888% due 06/15/2021 (a)	625	675
7.122% due 12/26/2025	159	163
6.220% due 02/15/2030	318	322
5.650% due 12/15/2030	299	310
6.000% due 03/25/2031	179	179
MLCC Mortgage Investors, Inc.
1.490% due 03/15/2025 (a)	1,298	1,299
Morgan Stanley Dean Witter Capital I, Inc.
5.990% due 03/15/2005	103	104
7.460% due 02/15/2020	488	488
7.430% due 11/15/2028	47	48
6.190% due 03/15/2030	2,043	2,125
4.570% due 12/18/2032	649	678
Mortgage Capital Funding, Inc.
6.663% due 03/18/2030	4,935	5,575
NationsBanc Montgomery Funding Corp.
6.500% due 07/25/2028	2,168	2,196
Nationslink Funding Corp.
1.470% due 11/10/2030 (a)	1,773	1,775
6.654% due 11/10/2030	30,500	32,752
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	1,152	1,213

42	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

Norwest Asset Securities Corp.
6.250% due 06/25/2014	$1,941	$1,959
6.250% due 05/25/2029	33	33
6.000% due 07/25/2029	1,638	1,638
6.500% due 10/25/2029	4,132	4,146
7.000% due 11/25/2029	2,220	2,227
Norwest Integrated Structured Assets, Inc.
7.000% due 06/25/2028	2,515	2,524
PHH Mortgage Services, Corp.
7.142% due 11/18/2027 (a)	1,224	1,287
PNC Mortgage Acceptance Corp.
7.520% due 07/15/2008	742	837
PNC Mortgage Securities Corp.
7.000% due 12/25/2027	244	245
6.750% due 10/25/2028	8,881	9,149
6.750% due 04/25/2029	2,919	2,971
7.250% due 10/25/2029	928	940
1.770% due 12/25/2030 (a)	2,718	2,723
7.375% due 05/25/2040 (a)	81	82
Prudential Home Mortgage Securities
6.500% due 07/25/2008	3,538	3,535
6.750% due 02/25/2024	54	54
Prudential Securities Secured Financing Corp.
6.074% due 01/15/2008 (a)	2,072	2,219
Resecuritization Mortgage Trust
6.750% due 06/19/2028	1,581	1,592
6.500% due 04/19/2029	1,884	1,901
Residential Accredit Loans, Inc.
7.250% due 06/25/2027	457	457
6.750% due 06/25/2029	3,000	3,078
7.750% due 10/25/2029	10	10
Residential Asset Securitization Trust
6.500% due 09/25/2014 (a)	589	605
6.250% due 11/25/2028	933	940
7.130% due 07/25/2031	5,000	5,121
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2009	1,797	1,841
6.500% due 04/25/2013	272	272
6.250% due 03/25/2014	691	699
6.500% due 12/25/2023	3,859	3,926
7.000% due 03/25/2026	592	595
7.000% due 10/25/2027 (a)	300	300
7.000% due 11/25/2027	558	558
7.000% due 12/25/2027	646	646
6.750% due 03/25/2028	501	500
6.750% due 06/25/2028	1,258	1,258
6.750% due 08/25/2028	1,043	1,043
6.250% due 11/25/2028	2,401	2,400
6.500% due 01/25/2029	572	576
6.500% due 03/25/2029	6,000	6,058
6.500% due 04/25/2029	5,109	5,167
6.500% due 05/25/2029	799	802
7.500% due 12/25/2030	75	75
7.250% due 01/25/2031	632	632
6.339% due 06/25/2031 (a)	307	307
5.634% due 09/25/2032 (a)	8,957	9,092
Residential Mortgage Securities
1.486% due 02/09/2028 (a)	7,863	7,862
Resolution Trust Corp.
4.834% due 05/25/2029 (a)	640	640
RMF Commercial Mortgage Pass-Through Certificates
6.751% due 01/15/2019 (a)	4,101	4,314
7.100% due 11/28/2027	703	703
SACO I, Inc.
1.570% due 09/25/2032	24,211	24,209
1.540% due 09/25/2040 (a)	736	734
Salomon Brothers Mortgage Securities VII, Inc.
4.239% due 11/25/2022 (a)(h)	86	85
1.490% due 04/25/2029 (a)	476	477
2.420% due 05/25/2029 (a)	6,081	6,116
Securitized Asset Sales, Inc.
7.000% due 07/25/2024	9,000	8,991
Security National Mortgage Loan Trust
3.070% due 12/25/2010 (h)	$11,927	$11,643
Sequoia Mortgage Trust
1.500% due 10/20/2027 (a)	32,592	32,775
1.680% due 06/20/2032 (a)	1,719	1,709
1.410% due 08/20/2032 (a)	3,427	3,446
1.450% due 07/20/2033 (a)	7,404	7,362
Shearson Lehman Pass-Through Securities
4.578% due 10/25/2018 (a)	1,913	1,894
SLH Mortgage Trust
9.600% due 03/25/2021	23	23
Small Business Administration
8.017% due 02/10/2010	609	691
4.750% due 10/01/2022	4,902	4,964
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	1,000	1,085
Structured Asset Mortgage Investments, Inc.
5.060% due 05/25/2022 (a)(h)	5,880	5,494
6.872% due 06/25/2028 (a)	464	475
6.516% due 06/25/2029 (a)	438	441
7.121% due 02/25/2030 (a)	810	826
1.610% due 07/19/2032 (a)(h)	6,930	6,897
1.440% due 09/19/2032 (a)	60,113	59,885
1.610% due 09/19/2032 (a)(h)	9,900	9,828
Structured Asset Notes Transactions Ltd.
6.650% due 08/30/2005 (a)	507	455
Structured Asset Securities Corp.
7.500% due 07/25/2016	346	356
1.410% due 10/25/2027 (a)	3,236	3,234
7.000% due 12/25/2027 (a)	104	104
7.750% due 02/25/2028	39	39
6.750% due 07/25/2029	761	763
1.600% due 03/25/2031 (a)	2,945	2,971
1.560% due 05/25/2031 (a)	91	91
7.000% due 11/25/2031	5,097	5,250
6.250% due 01/25/2032	11,236	11,558
1.620% due 07/25/2032	2,873	2,878
1.770% due 08/25/2032 (a)	5,908	5,881
6.375% due 08/25/2032	12,029	12,472
2.170% due 01/25/2033 (a)	7,000	6,865
Structured Mortgage Asset Residential Trust
8.000% due 10/25/2007	189	195
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	5,465	5,381
Union Planters Mortgage Finance Corp.
6.600% due 01/25/2028	1,042	1,044
Vendee Mortgage Trust
6.500% due 03/15/2029	3,850	4,014
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	4,752	4,752
7.250% due 07/25/2031	6,061	6,199
5.195% due 10/25/2032 (a)	398	405
5.750% due 12/25/2032	1,152	1,165
6.018% due 10/19/2039 (a)	2,939	2,936
6.252% due 10/19/2039 (a)	7,840	7,884
6.393% due 10/19/2039	6,371	6,370
3.247% due 12/25/2040 (a)	3,464	3,453
3.956% due 01/25/2041 (a)	218	218
Washington Mutual MSC Mortgage Pass-Through Certificates
4.220% due 11/25/2030 (a)	6,376	6,480
5.480% due 08/25/2032 (a)	11,422	11,649
6.500% due 10/25/2032	20,087	20,741
Wells Fargo Mortgage-Backed Securities Trust
4.821% due 09/25/2032 (a)	9,102	9,263

		1,670,375

Fannie Mae 73.7%
0.990% due 05/01/2033-10/01/2033 (b)(h)	3,184	3,215
2.849% due 09/01/2040-12/01/2040 (a)(b)	1,913	1,942
3.000% due 08/01/2008 (a)	17,417	16,789
3.360% due 07/01/2017-11/01/2017 (a)(b)	$36	$36
3.363% due 10/01/2016-10/01/2031 (a)(b)	737	748
3.380% due 02/01/2017-09/01/2026 (a)(b)	177	179
3.401% due 09/01/2017 (a)	691	692
3.422% due 07/01/2027 (a)	120	122
3.450% due 04/01/2025 (a)	217	223
3.500% due 11/01/2015-07/01/2026 (a)(b)	178	181
3.507% due 03/01/2025 (a)	88	91
3.520% due 04/01/2022 (a)	434	447
3.542% due 08/01/2026 (a)	108	110
3.552% due 04/01/2030 (a)	138	142
3.565% due 04/01/2024 (a)	3	3
3.576% due 03/01/2026 (a)	101	102
3.625% due 02/01/2017-08/01/2023 (a)(b)	822	839
3.680% due 09/01/2027 (a)	17	17
3.684% due 04/01/2019 (a)	235	238
3.706% due 06/01/2019 (a)	24	25
3.759% due 05/01/2029 (a)	208	214
3.764% due 10/01/2028 (a)	458	472
3.776% due 05/01/2019 (a)	670	683
3.875% due 03/01/2024 (a)	91	94
3.882% due 04/01/2032 (a)	123	125
3.888% due 05/01/2036 (a)	13,290	13,482
3.894% due 08/01/2029 (a)	282	286
3.922% due 11/01/2025 (a)	452	466
3.936% due 03/01/2018 (a)	30	31
3.955% due 09/01/2023	199	206
4.000% due 07/01/2017 (a)	11	11
4.028% due 05/01/2026 (a)	129	133
4.036% due 04/01/2030 (a)	1,070	1,104
4.063% due 01/01/2026 (a)	61	62
4.086% due 06/01/2029 (a)	67	68
4.108% due 02/01/2026 (a)	37	38
4.130% due 06/01/2023-11/01/2023 (a)(b)	185	189
4.172% due 05/01/2036 (a)	122	125
4.189% due 11/01/2025 (a)	362	374
4.201% due 12/01/2024 (a)	228	233
4.240% due 02/01/2027 (a)	416	433
4.250% due 12/01/2022-03/01/2028 (a)(b)	128	131
4.267% due 06/01/2019 (a)	23	24
4.274% due 05/01/2036 (a)	276	283
4.281% due 08/01/2024 (a)	18	18
4.290% due 12/01/2026 (a)	43	44
4.296% due 05/01/2027 (a)	767	794
4.300% due 05/01/2036 (a)	91	93
4.303% due 07/01/2024 (a)	149	154
4.349% due 05/01/2028 (a)	81	84
4.383% due 02/01/2025 (a)	385	396
4.418% due 11/01/2023	50	51
4.448% due 11/01/2023 (a)	21	22
4.464% due 09/01/2030 (a)	293	304
4.472% due 02/01/2015 (a)	167	169
4.500% due 10/20/2018-06/01/2025 (a)(b)	80,934	81,627
4.525% due 08/01/2018 (a)	69	70
4.534% due 01/01/2028 (a)	59	60
4.571% due 11/01/2017 (a)	25	25
4.595% due 02/01/2024	148	149
4.649% due 12/01/2017 (a)	445	448
4.723% due 04/01/2030 (a)	179	185
4.806% due 01/01/2029 (a)	73	74
4.875% due 05/01/2019 (a)	41	41
4.975% due 07/01/2024 (a)	59	59
4.988% due 06/01/2029 (a)	222	229
4.997% due 01/01/2024 (a)	41	42

See accompanying notes I 9.30.03 I Semi-Annual Report	43

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

5.000% due 01/01/2014-10/15/2033 (b)	$381,782	$388,085
5.125% due 06/01/2017 (a)	147	149
5.230% due 10/01/2016 (a)	194	201
5.260% due 02/01/2032 (a)	14,592	14,993
5.498% due 09/01/2020 (a)	86	88
5.500% due 12/01/2016-11/01/2033 (b)	2,182,995	2,236,100
5.641% due 02/01/2026 (a)	189	194
5.750% due 07/01/2029 (a)	16	16
5.751% due 09/01/2028 (a)	95	95
5.797% due 11/01/2024 (a)	9	10
5.800% due 11/01/2011	1,959	2,147
5.875% due 06/01/2017 (a)	14	14
5.936% due 11/01/2011	4,905	5,411
6.000% due 04/01/2004-10/15/2033 (b)	1,688,528	1,743,003
6.031% due 02/01/2030	2,114	2,178
6.130% due 08/01/2005	2,867	3,023
6.160% due 05/01/2008	979	1,062
6.177% due 06/01/2026 (a)	12	12
6.262% due 02/01/2009	18,759	20,374
6.263% due 05/01/2031 (a)	282	291
6.285% due 08/01/2029 (a)	65	67
6.410% due 08/01/2016	1,035	1,173
6.450% due 05/01/2008-09/01/2016 (b)	6,595	7,442
6.500% due 12/01/2003-10/15/2033 (b)	780,554	813,832
6.632% due 11/01/2026 (a)	110	111
6.639% due 01/01/2027 (a)	296	298
6.645% due 01/01/2007	556	613
6.703% due 08/01/2028	1,511	1,637
6.750% due 11/01/2007	18	18
6.810% due 08/01/2004	334	340
6.861% due 02/01/2018 (a)	621	650
6.900% due 09/01/2009	1,054	1,208
6.982% due 06/01/2007	953	1,053
6.985% due 12/01/2029 (a)	9	10
6.988% due 08/01/2030 (a)	440	455
6.991% due 01/01/2030 (a)	1,454	1,505
7.000% due 01/01/2016-09/01/2032 (b)	6,214	6,595
7.040% due 03/01/2007	210	234
7.052% due 08/01/2009	2,698	3,072
7.084% due 11/01/2026 (a)	134	133
7.250% due 02/01/2009-10/01/2011 (b)	96	100
7.382% due 03/01/2030 (a)	1,608	1,655
7.383% due 05/01/2030 (a)	1,973	2,029
7.400% due 10/01/2006	1,858	2,070
7.491% due 08/01/2014 (a)	41	42
7.500% due 12/01/2012-01/01/2032 (b)	4,513	4,837
7.530% due 01/01/2009	1,316	1,522
7.730% due 08/01/2021-01/01/2025 (b)	7,440	8,385
7.750% due 02/01/2008	59	60
8.000% due 07/01/2007-08/01/2030 (b)	207	220
8.500% due 04/01/2008-11/01/2017 (b)	973	1,049
9.000% due 02/01/2005-06/01/2027 (b)	1,366	1,507
9.250% due 05/01/2010	32	34
9.500% due 11/01/2010-04/01/2025 (b)	312	348
10.000% due 04/01/2020	52	59
15.500% due 10/01/2012	4	5
15.750% due 12/01/2011	1	2

		5,412,362

Federal Housing Administration 1.0%
1.000% due 06/01/2023	$4,048	$4,044
6.875% due 12/01/2016	570	568
6.896% due 07/01/2020	550	548
7.350% due 01/01/2031	3,563	3,792
7.400% due 02/01/2021	1,723	1,735
7.430% due 07/01/2018-07/01/2024 (a)(b)	45,613	45,566
7.450% due 05/01/2021	235	237
7.500% due 12/01/2030-09/01/2034 (b)	2,069	2,164
7.590% due 12/01/2017	3,571	3,595
7.625% due 12/01/2016	100	101
7.630% due 05/01/2040-09/01/2040 (b)	9,565	10,378
8.530% due 02/01/2039	3,038	3,373

		76,101

Freddie Mac 8.8%
2.875% due 03/01/2017 (a)	34	34
3.094% due 10/01/2023 (a)	4,659	4,711
3.250% due 02/01/2017-05/01/2023 (a)(b)	49	49
3.375% due 04/01/2018 (a)	68	69
3.460% due 05/01/2017-09/01/2018 (a)(b)	1,061	1,080
3.560% due 07/01/2030 (a)	948	959
3.625% due 01/01/2017 (a)	32	32
3.757% due 08/01/2018 (a)	241	245
3.765% due 04/01/2027 (a)	181	188
3.829% due 04/01/2025 (a)	87	89
3.843% due 01/01/2028 (a)	498	516
3.847% due 11/01/2029 (a)	7,776	8,054
3.865% due 09/01/2024 (a)	140	145
3.875% due 12/01/2018 (a)	22	23
3.925% due 11/01/2027 (a)	135	141
3.952% due 07/01/2019 (a)	560	570
3.984% due 03/01/2027 (a)	146	151
4.051% due 11/01/2028 (a)	187	194
4.080% due 09/01/2028	271	280
4.092% due 11/01/2027 (a)	605	624
4.170% due 08/01/2027 (a)	174	180
4.250% due 07/01/2018-10/01/2024 (a)(b)	603	620
4.257% due 07/01/2019-05/01/2025 (a)(b)	267	274
4.263% due 10/01/2024 (a)	342	354
4.272% due 10/01/2018-12/01/2029 (a)(b)	2,578	2,658
4.283% due 06/01/2024 (a)	138	143
4.284% due 08/01/2030 (a)	100	104
4.308% due 01/01/2028 (a)	11,808	12,169
4.312% due 02/01/2029 (a)	1,511	1,559
4.368% due 07/01/2027 (a)	594	614
4.372% due 10/01/2023 (a)	300	310
4.380% due 07/01/2028 (a)	3,960	4,079
4.404% due 06/01/2022 (a)	87	89
4.421% due 09/01/2026 (a)	1,123	1,162
4.460% due 09/01/2025 (a)	112	116
4.497% due 02/01/2027 (a)	1,255	1,302
4.518% due 02/01/2031 (a)	94	97
4.575% due 05/01/2019 (a)	23	24
4.649% due 01/01/2029 (a)	109	111
4.830% due 06/01/2022 (a)	23	24
5.000% due 10/20/2018-10/15/2033 (b)	192,002	194,463
5.500% due 11/01/2028-06/01/2033 (b)	21,594	22,155
5.712% due 11/01/2031 (a)	131	134
5.770% due 09/01/2018	33	34
5.871% due 05/01/2032 (a)	17,735	18,152
5.923% due 03/01/2032 (a)	1,695	1,749
5.939% due 08/01/2031 (a)	70	73
5.974% due 04/01/2030 (a)	$79	$80
6.000% due 09/01/2006-10/15/2033 (b)	311,618	322,050
6.041% due 07/01/2029	1,163	1,186
6.077% due 05/01/2032 (a)	13,931	14,269
6.125% due 09/01/2018 (a)	91	93
6.220% due 05/01/2032 (a)	1,535	1,568
6.238% due 04/01/2031 (a)	56	58
6.500% due 05/01/2007-10/15/2033 (b)	8,952	9,355
6.560% due 09/01/2027 (a)	444	459
6.656% due 03/01/2029 (a)	424	434
6.775% due 11/01/2003 (h)	4	4
6.922% due 10/01/2027 (a)	240	249
6.977% due 12/01/2026 (a)	102	103
7.000% due 09/01/2006-12/01/2032 (b)	1,650	1,743
7.072% due 09/01/2027 (a)	407	419
7.450% due 03/25/2022	309	314
7.500% due 07/01/2009-07/01/2031 (b)	9,994	10,594
7.645% due 05/01/2025	1,429	1,713
8.000% due 01/01/2005-09/01/2030 (b)	491	531
8.250% due 06/01/2008-12/01/2008 (b)	103	110
8.500% due 07/01/2008-08/01/2027 (b)	522	563
9.500% due 07/01/2004-06/01/2021 (b)	90	99
10.000% due 07/01/2005-12/01/2005 (b)	25	25
10.250% due 05/01/2009	1	1
10.750% due 09/01/2009-05/01/2010 (b)	5	5

		646,928

Government National Mortgage Association 17.9%
3.250% due 05/20/2029-05/20/2030 (a)(b)	2,233	2,241
3.500% due 06/20/2030 (a)	24,197	24,480
4.000% due 10/20/2028-06/20/2030 (a)(b)	14,280	14,485
4.250% due 01/20/2028-02/20/2031 (a)(b)	10,595	10,714
4.375% due 03/20/2021-03/20/2028 (a)(b)	15,020	15,364
4.500% due 05/20/2028-11/22/2033 (a)(b)	205,434	199,592
5.000% due 04/20/2028-10/22/2033 (a)(b)	212,188	212,804
5.250% due 05/20/2030-11/20/2030 (a)(b)	4,481	4,577
5.375% due 04/20/2017-05/20/2028 (a)(b)	21,111	21,639
5.500% due 08/20/2027-10/22/2033 (a)(b)	143,084	146,711
5.625% due 10/20/2018-12/20/2027 (a)(b)	23,102	24,040
5.750% due 08/20/2017-09/20/2027 (a)(b)	14,080	14,400
5.875% due 04/20/2019 (a)	67	69
6.000% due 12/15/2008-11/13/2033 (b)	138,183	143,435
6.125% due 11/20/2020 (a)	14	15
6.500% due 05/15/2009-10/22/2033 (b)	435,818	457,705
7.000% due 09/15/2012	749	800
7.100% due 12/15/2040	802	921
7.270% due 12/15/2040	1,778	2,049
7.500% due 12/15/2022-11/15/2031 (b)	1,125	1,205

44	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

7.750% due 10/15/2025-11/15/2025 (b)	$84	$91
8.000% due 03/15/2004-09/20/2031 (b)	4,514	4,855
8.250% due 07/15/2008	38	40
8.500% due 06/15/2017-03/20/2031 (b)	7,894	8,544
9.000% due 09/15/2006-08/20/2030 (b)	1,117	1,212
9.500% due 12/15/2021	243	270

		1,312,258

Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
0.000% due 09/23/2017	18	16
CS First Boston Mortgage Securities Corp. (IO)
7.000% due 08/25/2004	2,616	67
Fannie Mae (IO)
6.500% due 06/25/2008	98	7
6.500% due 09/25/2008	42	4
6.500% due 09/25/2021	10	0
6.500% due 03/25/2022	217	2
7.000% due 04/25/2008	319	29
7.000% due 07/25/2008	581	61
9.000% due 05/25/2022	107	25
9.000% due 06/25/2022	93	21
510.000% due 09/25/2019	2	32
758.500% due 03/25/2021	1	1
839.670% due 08/25/2020	1	12
Fannie Mae (PO)
0.000% due 06/25/2008	764	743
0.000% due 08/25/2022	75	67
Freddie Mac (IO)
1.487% due 12/15/2023 (a)	999	89
6.500% due 10/15/2013	628	73
6.500% due 01/15/2023	500	13
7.000% due 07/15/2008	6	1
7.000% due 08/15/2008	76	8
7.000% due 06/15/2023	740	24
7.000% due 10/25/2023	382	30
7.500% due 08/15/2029	243	22
Freddie Mac (PO)
0.000% due 01/15/2009	448	439
Kidder Peabody Mortgage Assets Trust (IO)
9.500% due 04/22/2018	258	56
MASTR Asset-Backed Securities Trust (IO)
6.000% due 04/25/2005	16,122	1,073
Merrill Lynch Mortgage Investors, Inc. (IO)
1.039% due 04/25/2028 (a)	16,061	301
Merrill Lynch Mortgage Trust (IO)
1.916% due 07/12/2034	85,023	6,178
Merrill Lynch Trust (IO)
1186.600% due 09/20/2020	1	9
PNC Mortgage Securities Corp. (IO)
6.750% due 09/25/2028	335	8
Residential Funding Mortgage Securities I, Inc. (IO)
7.000% due 09/25/2023	93	1

		9,412

Total Mortgage-Backed Securities (Cost $9,006,860)		9,127,436

ASSET-BACKED SECURITIES 22.7%
Aames Mortgage Trust
1.570% due 03/15/2028 (a)	2,958	2,964
1.520% due 07/15/2029 (a)	1,346	1,349
1.570% due 10/15/2029 (a)	171	171
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	1,500	976
ACE Securities Corp.
1.430% due 11/25/2028 (a)	112	112
1.470% due 08/25/2030 (a)	417	417
ACE Securities Corp. (IO)
5.500% due 08/25/2032	$33,650	$1,946
Advanta Mortgage Loan Trust
7.760% due 05/25/2018	380	382
2.070% due 05/25/2027 (a)	741	721
1.485% due 11/25/2029 (a)	340	339
Advanta Revolving Home Equity Loan Trust
1.360% due 02/25/2025 (a)	305	305
AFC Home Equity Loan Trust
1.530% due 06/24/2029 (a)	2,843	2,848
1.670% due 09/25/2029 (h)	232	231
Aircraft Finance Trust
8.000% due 05/15/2024	720	143
Alliance Laundry Equipment Receivables Trust
1.520% due 05/15/2009	4,155	4,160
American Business Financial Services
4.230% due 06/15/2033	16,027	16,072
6.285% due 06/15/2033	2,000	2,141
American Business Financial Services (IO)
7.000% due 03/15/2005	53,630	3,952
4.000% due 09/15/2005	34,833	1,872
American Residential Eagle Certificate Trust
1.470% due 04/25/2029 (a)	185	185
Ameriquest Mortgage Securities, Inc.
1.430% due 05/15/2030 (a)	5,258	5,265
1.380% due 08/25/2032 (a)	3,696	3,692
1.530% due 03/25/2033 (a)	24,788	24,835
Ameriquest Mortgage Securities, Inc. (IO)
6.500% due 05/25/2004 (h)	10,000	144
Amortizing Residential Collateral Trust
1.380% due 09/25/2030 (a)	458	457
1.470% due 10/25/2031 (a)	6,669	6,671
1.410% due 07/25/2032 (a)	31,742	31,703
AMRESCO Residential Securities Corp. Mortgage Loan Trust
1.490% due 06/25/2027 (a)	3,842	3,843
1.450% due 06/25/2028 (a)	914	912
1.540% due 09/25/2028 (a)	6,531	6,464
1.590% due 06/25/2029 (a)	2,029	2,031
Asset-Backed Funding Certificates
1.800% due 07/25/2033 (a)	2,000	1,997
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	4,251	4,252
Asset-Backed Securities Corp. Home Equity Loan Trust (IO)
6.500% due 08/15/2032	14,883	879
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.700% due 07/21/2030 (a)	23,700	23,737
1.360% due 08/21/2030 (a)	1,015	1,014
Bank One Heloc Trust
1.370% due 04/20/2020 (a)	1,842	1,838
Bayview Financial Acquisition Trust
1.510% due 04/25/2031 (a)	576	575
1.390% due 07/25/2031 (a)	3,192	3,185
1.490% due 11/25/2031 (a)	2,016	2,014
Bear Stearns Asset-Backed Securities, Inc.
5.000% due 08/25/2005 (h)	17,000	1,484
1.720% due 10/25/2032 (a)	5,232	5,245
1.870% due 11/25/2042 (a)	13,489	13,594
Bear Stearns Asset-Backed Securities, Inc. (IO)
8.000% due 05/25/2004 (a)	18,193	829
5.000% due 10/25/2032	22,000	1,335
Block Mortgage Finance, Inc.
1.300% due 08/25/2028	166	165
1.560% due 12/25/2028 (a)	330	325
Capital Asset Research Funding LP
6.400% due 12/15/2004	625	634
5.905% due 12/15/2005 (h)	1,480	1,465
Capital Auto Receivables Asset Trust
1.190% due 09/15/2005 (a)	3,250	3,252
Capital One Master Trust
1.870% due 08/16/2006	7,500	7,499
CDC Mortgage Capital Trust
1.460% due 01/25/2032 (a)	$2,592	$2,585
1.820% due 08/25/2032 (a)	4,342	4,356
1.410% due 01/25/2033 (a)	25,273	25,259
CDC Mortgage Capital Trust (IO)
5.250% due 08/25/2032	15,062	880
Centex Home Equity Loan Trust
1.420% due 01/25/2032 (a)	1,774	1,774
1.970% due 01/25/2032 (a)	5,046	5,074
Champion Home Equity Loan Trust
6.710% due 09/25/2029	1,558	1,650
Chase Credit Card Master Trust
1.510% due 06/15/2009 (a)	2,000	2,009
Chase Funding Loan Acquisition Trust
5.392% due 05/25/2028	205	210
1.360% due 04/25/2031 (a)	2,779	2,781
Chase Funding Mortgage Loan Asset-Backed Certificates
1.670% due 10/25/2030 (a)	15,300	15,342
CIT Group Home Equity Loan Trust
1.770% due 12/25/2031 (a)	1,900	1,894
1.390% due 06/25/2033 (a)	10,441	10,444
Citibank Credit Card Master Trust I (PO)
0.000% due 08/15/2006	1,625	1,609
Citifinancial Mortgage Securities, Inc.
1.420% due 09/25/2032	31,021	31,055
1.410% due 01/25/2033 (a)	21,110	21,145
CNH Equipment Trust
7.140% due 09/15/2007	211	215
Community Program Loan Trust
4.500% due 10/01/2018	2,132	2,164
Conseco Finance Securitizations Corp.
10.550% due 09/15/2020	4,000	4,061
3.220% due 09/01/2023	664	664
8.410% due 12/15/2025	9,500	10,071
1.480% due 12/15/2029 (a)	174	174
1.870% due 03/15/2030 (a)	11,900	11,725
1.540% due 10/15/2030 (a)	243	243
7.350% due 10/15/2030	454	461
9.300% due 10/15/2030	2,000	2,088
1.620% due 02/15/2031 (a)	3,000	2,987
1.820% due 07/15/2031 (a)	18,000	17,444
8.200% due 02/01/2032	40,000	33,933
8.400% due 02/01/2032	7,000	2,222
7.970% due 05/01/2032	7,700	7,160
8.310% due 05/01/2032	5,075	4,458
8.730% due 05/01/2032	15,500	3,885
2.620% due 08/15/2033 (a)	2,050	2,094
7.500% due 08/15/2033 (h)	15,156	1,176
Contimortgage Home Equity Loan Trust
5.870% due 09/15/2008	139	143
1.370% due 09/15/2028 (a)	251	251
Countrywide Asset-Backed Certificates
1.390% due 09/25/2031 (a)	25	25
1.720% due 09/25/2031 (a)	9,125	9,155
1.380% due 05/25/2032 (a)	34,734	34,693
1.612% due 05/25/2032 (a)	3,751	3,752
Credit-Based Asset Servicing & Securitization LLC
1.770% due 11/25/2033 (a)	7,280	7,306
CS First Boston Mortgage Securities Corp.
2.190% due 12/15/2030 (a)	26,550	26,490
1.460% due 02/25/2032 (a)	1,972	1,976
1.870% due 04/25/2032 (a)	15,600	15,551
1.570% due 10/25/2032 (a)	10,884	10,896
Delta Funding Home Equity Loan Trust
1.520% due 09/15/2029 (a)	163	164
Denver Arena Trust
6.940% due 11/15/2019	13,302	13,945
Drive Auto Receivables Trust
6.672% due 07/15/2006	391	399
Duck Auto Grantor Trust
4.737% due 10/17/2005	1,228	1,229

See accompanying notes I 9.30.03 I Semi-Annual Report	45

Schedule of Investments (Cont.)

Mortgage Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Embarcadero Aircraft Securitization Trust
1.590% due 08/15/2025 (a)	$8,700	$3,480
1.600% due 08/15/2025 (a)	2,993	1,646
2.220% due 08/15/2025 (a)	9,100	91
EMC Mortgage Loan Trust
1.480% due 05/25/2040 (a)	5,247	5,248
EQCC Home Equity Loan Trust
1.270% due 10/15/2027 (a)	289	288
Equity One Asset-Backed Securities, Inc.
7.600% due 02/25/2032	6,000	6,464
1.270% due 11/25/2032 (a)	2,579	2,581
Fannie Mae Whole Loan
1.190% due 08/25/2023 (a)	7,578	7,584
8.200% due 04/25/2025	4,627	4,972
7.800% due 06/25/2026	810	880
6.372% due 08/25/2029	3,976	4,016
1.170% due 10/25/2033 (a)	61,000	61,038
Fannie Mae Grantor Trust
1.200% due 10/25/2021	9,973	9,977
Fannie Mae Grantor Trust (IO)
5.250% due 04/15/2005 (h)	10,857	651
5.250% due 05/25/2005	30,950	2,031
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	7,291	7,203
First International Bank
1.700% due 04/15/2026 (a)(h)	1,284	770
1.670% due 03/15/2027 (a)	16,435	12,327
First Investors Auto Owner Trust
3.460% due 12/15/2008	13,639	13,779
First North American National Bank
1.440% due 07/17/2011 (a)	15,000	15,042
First Plus Home Loan Trust
7.170% due 05/10/2024	10,000	10,520
Fleet Credit Card Master Trust II
1.995% due 05/15/2008 (a)	29,500	29,514
FNF Funding X LLC
6.530% due 07/20/2007	1,357	1,347
Freddie Mac
1.240% due 09/15/2026 (a)	203	203
1.245% due 05/25/2031 (a)	2,837	2,838
1.250% due 09/25/2031 (a)	497	498
1.240% due 11/25/2032 (a)	7,727	7,727
1.270% due 12/25/2032 (a)	403	403
GMAC Mortgage Corp. Loan Trust
1.510% due 11/18/2025 (a)	2,288	2,291
1.360% due 01/25/2029 (a)	10,000	9,983
7.950% due 03/25/2030	737	772
Green Tree Financial Corp.
6.240% due 11/01/2016	8,699	8,406
8.000% due 07/15/2018	3,087	2,807
6.600% due 01/15/2019	15	15
9.100% due 04/15/2020	3,278	3,388
7.400% due 06/15/2027	8,162	8,578
8.050% due 10/15/2027	1,306	1,381
7.550% due 01/15/2029	695	704
7.060% due 02/01/2031	7,000	5,332
6.970% due 04/01/2031	2,355	2,385
Green Tree Home Equity Loan Trust
6.130% due 02/15/2019	818	824
7.610% due 09/15/2030	5,603	5,834
Green Tree Home Improvement Loan Trust
1.280% due 08/15/2029 (a)	406	407
Green Tree Recreational Equipment & Consumer Trust
6.550% due 07/15/2028	1,873	1,877
GRMT II LLC
1.360% due 06/20/2032 (a)	359	359
1.700% due 06/20/2032	5,000	5,005
7.930% due 06/20/2032	9,586	10,354
GSAMP Trust
1.310% due 03/20/2033 (a)	21,831	21,834
Home Equity Mortgage Trust
2.970% due 11/25/2032 (a)	2,000	2,017
Household Mortgage Loan Trust
1.640% due 05/20/2032 (a)	$25,742	$25,780
1.760% due 05/20/2032 (a)	15,148	15,164
IMC Home Equity Loan Trust
7.520% due 08/20/2028	165	169
6.880% due 11/20/2028	4,517	4,690
Impac Secured Assets CMN Owner Trust
7.770% due 07/25/2025 (a)	1,500	1,537
Indymac Home Equity Loan Asset-Backed Trust
1.790% due 12/25/2031 (a)	5,400	5,148
2.190% due 12/25/2031 (a)	9,925	8,844
8.980% due 12/25/2031	1,000	248
Indymac Manufactured Housing Contract
6.170% due 12/25/2011	777	699
Irwin Home Equity Loan Trust
1.480% due 02/25/2012 (a)	2,987	2,994
7.960% due 04/25/2026	7,000	7,731
1.630% due 06/25/2028 (a)	13,383	13,205
2.020% due 02/25/2029 (a)	3,000	3,020
Irwin Home Equity Loan Trust (IO)
10.000% due 03/25/2004	18,037	733
10.000% due 12/25/2004	31,204	3,538
Irwin Low Balance Home Equity Loan Trust
1.485% due 06/25/2021 (a)	264	264
2.020% due 06/25/2021	3,003	3,013
Keycorp Student Loan Trust
2.083% due 08/27/2025 (a)	2,859	2,879
Long Beach Mortgage Loan Trust
1.390% due 07/25/2032 (a)	29,205	29,245
1.520% due 03/25/2033 (a)	43,204	43,270
Long Beach Mortgage Loan Trust (IO)
4.000% due 06/25/2033 (h)	54,210	2,530
Mellon Residential Funding Corp.
6.615% due 02/25/2021	45,435	47,875
Merit Securities Corp.
7.880% due 12/28/2033	4,000	4,069
Merrill Lynch Home Equity Loan
1.280% due 01/25/2007 (a)	890	889
Merrill Lynch Mortgage Investors, Inc.
1.440% due 05/25/2033 (a)	13,553	13,548
1.470% due 11/25/2033 (a)	29,340	29,359
1.450% due 02/25/2034 (a)	17,838	17,844
Mesa Trust Asset-Backed Certificates
1.520% due 12/25/2031 (a)	9,665	9,569
1.770% due 05/15/2033 (a)(h)	4,801	4,731
2.270% due 05/15/2033 (a)(h)	6,648	6,551
Mesa Trust Asset-Backed Certificates (IO)
0.990% due 12/15/2003 (a)(h)	3,785	54
5.000% due 08/18/2004 (h)	27,950	953
Metris Master Trust
3.010% due 11/20/2009	3,000	2,917
Metropolitan Asset Funding, Inc.
1.570% due 04/25/2029 (a)	433	433
Mid-State Trust
8.330% due 04/01/2030	29,121	31,990
7.340% due 07/01/2035	1,875	2,032
7.400% due 07/01/2035	80	86
7.790% due 07/01/2035	107	115
6.340% due 10/15/2036	3,267	3,433
7.791% due 03/15/2038	4,536	5,050
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.460% due 08/25/2033 (a)	11,835	11,839
Morgan Stanley Dean Witter Capital I, Inc.
7.500% due 07/15/2010	18,653	19,852
1.440% due 07/25/2032 (a)	1,461	1,460
1.420% due 08/25/2032 (a)	5,301	5,308
Nextcard Credit Card Master Note Trust
2.770% due 12/15/2006 (a)	5,300	1,328
Novastar Home Equity Loan
1.385% due 04/25/2028 (a)	1,501	1,499
1.380% due 09/25/2031 (a)	3,699	3,698
NPF XII, Inc.
2.233% due 10/01/2003 (a)(c)(h)	$49,000	$8,330
7.345% due 10/01/2003 (a)(c)(h)	1,700	51
2.463% due 11/01/2003 (a)(c)	3,000	510
2.200% due 12/01/2003 (a)(c)(h)	13,800	2,346
6.028% due 03/01/2004 (a)(c)(h)	4,000	120
2.285% due 11/01/2004 (c)(h)	6,000	180
Oakwood Mortgage Investors, Inc.
7.500% due 01/15/2021	4,000	4,234
6.270% due 03/15/2031 (a)	81	2
Ocwen Mortgage Loan Asset-Backed Certificates
1.570% due 04/25/2029 (a)	1,114	1,115
1.430% due 10/25/2029 (a)	349	349
1.800% due 03/25/2031 (a)	2,098	2,109
Option One Mortgage Loan Trust
1.620% due 02/25/2029 (a)	696	697
1.500% due 12/26/2029 (a)	235	236
1.410% due 09/25/2030 (a)	2	2
1.420% due 01/25/2032 (a)	9,038	9,044
1.690% due 10/12/2032 (a)	27,625	27,496
1.370% due 10/25/2032 (a)	30,164	30,124
Origen Manufactured Housing
7.650% due 03/15/2032	13,200	14,148
Preferred Credit Corp.
7.590% due 07/25/2026	2,957	3,031
Provident Bank Home Equity Loan Trust
7.180% due 04/25/2013	43	44
1.340% due 04/25/2029 (a)	304	302
Regions Auto Receivables Trust
1.940% due 11/15/2004 (a)	18,887	18,922
Renaissance Home Equity Loan Trust
1.920% due 08/25/2032 (a)	3,000	3,004
1.000% due 12/25/2033 (h)	51,333	449
1.620% due 12/25/2033 (a)	18,000	17,999
Residential Asset Mortgage Products, Inc.
8.000% due 03/25/2030	455	483
8.360% due 06/25/2030	13,560	14,390
8.000% due 09/25/2030	18,346	19,689
Residential Asset Securities Corp.
5.810% due 09/25/2029	100	103
1.670% due 09/25/2031 (a)	21,000	21,051
1.420% due 06/25/2032 (a)	622	622
1.370% due 07/25/2032 (a)	38,555	38,493
Residential Funding Mortgage Securities II, Inc.
5.940% due 09/25/2018	100	104
7.850% due 12/25/2024	7,000	7,427
8.110% due 02/25/2025	30	31
8.350% due 03/25/2025	1,000	1,080
Residential Funding Mortgage Securities II, Inc. (IO)
11.000% due 09/25/2005	3,000	526
Residential Mortgage Loan Trust
1.860% due 09/25/2029 (a)	1,990	2,002
Salomon Brothers Mortgage Securities VII, Inc.
6.930% due 08/25/2028	2,572	2,749
2.620% due 11/15/2029 (a)	14,600	14,777
1.690% due 12/15/2029 (a)	1,946	1,948
1.450% due 02/25/2030 (a)	125	124
2.020% due 01/25/2032 (a)	5,209	5,229
Saxon Asset Securities Trust
1.280% due 06/25/2017 (a)	4,322	4,324
Saxon Asset Securities Trust (IO)
5.250% due 05/25/2005	20,747	1,311
Sears Credit Account Master Trust
1.650% due 10/18/2011	30,500	30,628
SLM Student Loan Trust
1.660% due 07/25/2016 (a)	17,907	18,010
SMS Student Loan Trust
1.779% due 10/27/2025 (a)	1,293	1,295
Specialty Underwriting & Residential Finance
1.450% due 01/25/2034 (a)	22,484	22,470
SSB RV Trust
4.740% due 02/15/2013	1,726	1,768

46	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

SVO Timeshare Mortgage Corp.
5.470% due 12/20/2006	$501	$507
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	4,232	4,245
TMI Home Loan Trust
7.560% due 06/25/2024 (h)	1,437	1,406
Triton Aviation Finance
4.120% due 06/15/2025 (a)	4,500	879
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	1,752
Union Acceptance Corp.
7.540% due 10/10/2006	16,873	17,402
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	2,612	2,636
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	198	215
Whole Auto Loan Trust
1.880% due 06/15/2005	8,048	8,066

Total Asset-Backed Securities (Cost $1,772,726)		1,665,328

PURCHASED PUT OPTIONS 0.0%
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040 Strike @ 100.000
Exp. 04/01/2005	2,800	0

Total Purchased Put Options (Cost $0)		0

SHORT-TERM INSTRUMENTS 26.0%
Certificates of Deposit 1.1%
Wells Fargo Financial, Inc.
1.070% due 10/23/2003	84,700	84,700

Commercial Paper 24.7%
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	10,000	9,986
Fannie Mae
1.050% due 10/01/2003	29,800	29,800
1.070% due 11/12/2003	174,505	174,287
1.010% due 11/17/2003	21,700	21,672
1.062% due 11/19/2003	144,000	143,793
1.070% due 12/02/2003	100,000	99,814
1.080% due 12/04/2003	100,000	99,808
1.110% due 12/11/2003	15,800	15,766
1.080% due 02/18/2004	49,200	48,990
1.080% due 02/23/2004	44,100	43,905
1.075% due 03/17/2004	44,800	44,569
1.080% due 03/17/2004	4,500	4,477
1.085% due 03/24/2004	200,000	198,926
1.090% due 03/24/2004	100,000	99,463
Federal Home Loan Bank
1.045% due 10/29/2003	16,475	16,462
General Electric Capital Corp.
1.030% due 11/12/2003	1,900	1,898
1.020% due 12/16/2003	61,100	60,960
1.020% due 12/17/2003	61,100	60,958
HBOS Treasury Services PLC
1.030% due 10/21/2003	75,230	75,187
1.030% due 11/14/2003	7,000	6,991
Rabobank Nederland NV
1.110% due 10/01/2003	200,000	200,000
UBS Finance, Inc.
1.110% due 10/01/2003	200,000	200,000
Westpac Capital Corp.
1.020% due 11/06/2003	50,700	50,648
1.020% due 11/07/2003	24,700	24,674
1.020% due 12/03/2003	75,000	74,858
Westpac Trust Securities NZ Ltd.
1.020% due 11/13/2003	4,400	4,395

		1,812,287

U.S. Treasury Bills 0.2%
0.916% due 12/11/2003-12/18/2003 (b)(d)(e)	$14,810	$14,776
Total Short-Term Instruments (Cost $1,911,833)		1,911,763

Total Investments 173.8% (Cost $12,755,265)		$12,769,227
Other Assets and Liabilities (Net) (73.8%)		(5,422,916)

Net Assets 100.0%		$7,346,311

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Security is in default.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts. The aggregate market value for all securities pledged as collateral was $10,731 as of September 30, 2003.

(e)	Securities with an aggregate market value of $8,045 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10-Year Note
(12/2003)—Long	98	$95

(f)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive floating rate based on 3-month LIBOR and pay a fixed amount equal to $2,211 with 6.150% interest rate cap.
Counterparty: Lehman Brothers, Inc. Exp. 10/12/2011	$39,000	$(701)
Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Bank of America, N.A. Exp. 12/17/2008	477,500	8,428
Receive total return on Lehman Commercial Mortgage-Backed Securities Index and pay a floating rate based on 1-month LIBOR less 0.560%.
Counterparty: Bear Stearns & Co., Inc. Exp. 04/01/2004	100,000	0

		$7,727

(g)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

Fannie Mae	5.000	09/15/2033	$2,000	$2,002	$1,928
Fannie Mae	5.000	10/15/2033	304,000	304,095	297,604
Fannie Mae	5.500	11/01/2033	23,000	23,388	23,241
Fannie Mae	5.000	11/13/2033	537,000	535,322	530,952
Government National Mortgage Association	6.000	10/22/2033	37,350	38,797	38,471
Government National Mortgage Association	6.500	11/13/2033	110,000	115,328	115,277
Government National Mortgage Association	5.000	11/19/2033	205,000	204,808	204,341

				$1,223,740	$1,211,814

(h)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $141,632, which is 1.93% of net assets.

See accompanying notes I 9.30.03 I Semi-Annual Report	47

Schedule of Investments

Municipal Sector Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

MUNICIPAL BONDS & NOTES 88.5%
Alaska 0.4%
Northern Tobacco Securitization Bonds, Series 2000
6.500% due 06/01/2031	$1,500	$1,310

Arizona 3.5%
Maricopa County Unified School District Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/01/2014	9,000	10,071

California 3.7%
Association of Bay Area Governments Financing Authority for Non-Profit Corporations Revenue Bonds, Series 2003
5.200% due 11/15/2022	5,000	5,011
California Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 10/01/2032	4,000	4,047
California Statewide Communities Development Authority Revenue Bonds, Series 2001
5.000% due 10/01/2018	1,500	1,525

		10,583

Connecticut 0.3%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2001
5.125% due 07/01/2027	1,000	1,024

Florida 6.0%
Florida State Board of Education General Obligation Bonds, (MBIA-IBC Insured), Series 2002-A
5.000% due 06/01/2032	14,000	14,203
Florida State Board of Education General Obligation Bonds, Series 2003-B
5.000% due 06/01/2033	565	573
Florida State Environmental Protection Preservation Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 07/01/2010	1,335	1,522
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,000	993

		17,291

Illinois 6.0%
Chicago, Illinois General Obligation Bonds, (MBIA Insured), Series 2001
0.000% due 01/01/2007 (a)	5,965	4,318
Chicago, Illinois Housing Authority Revenue Bonds, Series 2001
5.375% due 07/01/2016	1,410	1,525
Cook County Township High School District No. 225 Northfield General Obligation Bonds, Series 2003
5.000% due 12/01/2013	1,755	1,960
Illinois Development Finance Authority Revenue Bonds, (MBIA Insured), Series 1991
0.000% due 07/15/2025	10,000	3,146
Metropolitan Pier & Exposition Authority III Dedicated State Tax Revenue Bonds, (MBIA Insured), Series 2002
5.000% due 12/15/2028	2,000	2,034
Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 06/15/2034	14,000	2,615
Palatine, Illinois Tax Increment Revenue Bonds, (AMBAC Insured), Series 1998
5.250% due 01/01/2017	$1,500	$1,609

		17,207

Indiana 5.0%
Anderson, Indiana School Building Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 01/15/2025	1,350	1,381
Indiana Bond Bank Special Program Revenue Bonds (Whiting Sanitary District), (MBIA Insured), Series 2003-C
5.000% due 01/25/2016	1,320	1,435
Indiana Transportation Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.000% due 06/01/2028	5,750	5,864
Merrillville, Indiana Multi School Building Corp. Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 01/05/2021	2,000	2,072
Tri Creek School Corp. Revenue Bonds, (FSA Insured), Series 2003
5.000% due 07/15/2018	1,700	1,819
5.000% due 07/15/2019	1,790	1,901

		14,472

Iowa 0.2%
Iowa State General Obligation Bonds, Series 2002
5.000% due 06/01/2020	500	525

Louisiana 1.8%
Louisiana Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,000	789
9.308% due 05/15/2039 (b)	7,410	4,538

		5,327

Maryland 2.0%
Maryland State General Obligation Bonds, Series 2003
5.000% due 08/01/2013	5,000	5,650

Massachusetts 4.9%
Massachusetts Bay Transportation Authority Revenue Bonds, (Massachusetts State Insured), Series 2000
8.690% due 03/01/2028 (b)	500	508
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003
5.000% due 06/01/2034	5,000	5,040
Massachusetts State Individual Financing Agency Revenue Bonds, (Massachusetts State Insured), Series 1998
5.000% due 03/01/2028	1,000	1,010
Massachusetts State Revenue Bonds, (MBIA Insured), Series 2001
5.500% due 11/01/2012	5,000	5,759
Massachusetts State Water Residential Authority Revenue Bonds, (MBIA Insured), Series 1995
4.750% due 12/01/2021	700	708
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2002
5.125% due 08/01/2027	1,000	1,025

		14,050

Michigan 5.4%
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-A
5.000% due 07/01/2034	$2,990	$3,008
Detroit, Michigan Water Supply System Revenue Bonds, (MBIA Insured), Series 2003-B
5.000% due 07/01/2034	5,000	5,030
Michigan Local Government Loan Program Municipal Bond Authority Revenue Bonds, Series 2003-C
5.000% due 05/01/2012	5,430	6,072
Michigan State Clean Initiative Program General Obligation Bonds, Series 2001
5.000% due 11/01/2011	1,400	1,583

		15,693

Nevada 2.3%
Las Vegas Valley Water District Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2025	2,085	2,122
5.000% due 06/01/2026	2,200	2,226
5.000% due 06/01/2027	2,305	2,330

		6,678

New Hampshire 0.8%
New Hampshire Health & Education Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.375% due 07/01/2020	2,000	2,195

New Jersey 2.0%
New Jersey Economic Development Authority Revenue Bonds, (GTY AGMT Insured), Series 1998
6.000% due 11/01/2028	2,980	3,031
New Jersey Tobacco Settlement Funding Corp. Revenue Bonds, Series 2003
6.375% due 06/01/2032	3,000	2,701

		5,732

New York 19.1%
New York City Municipal Water & Sewer Finance Authority Revenue Bonds, Series 2003-A
5.000% due 06/15/2035	3,000	3,025
New York City Municipal Water Finance Authority Revenue Bonds, Series 2001
5.000% due 06/15/2029	4,000	4,033
5.000% due 06/15/2032	6,250	6,293
New York City, New York General Obligation Bonds, (MBIA Insured), Series 2001
8.920% due 05/15/2029 (b)	5,915	6,142
New York City, New York Transitional Financial Authority Revenue Bonds, Series 2000
10.020% due 11/01/2024 (b)	1,000	1,170
New York State Dormitory Authority Revenue Bonds, (MBIA Insured), Series 2000
8.090% due 08/15/2022 (b)	750	766
New York State Dormitory Authority Revenue Bonds, (MBIA-IBC Insured), Series 2000
9.670% due 07/01/2025 (b)	1,500	1,700
New York State Dormitory Authority Revenue Bonds, Series 2003
5.000% due 03/15/2027	4,545	4,589
5.000% due 03/15/2032	6,000	6,040
5.000% due 07/01/2034	2,000	2,021

48	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

New York State Environmental Facilities Corporation Revenue Bonds, Series 2002
5.500% due 06/15/2016	$5,000	$5,872
New York State Thruway Authority Revenue Bonds, (Gov. of Authority Insured), Series 2000
8.590% due 01/01/2025 (b)	700	714
New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003-A1
5.500% due 06/01/2017	10,000	10,702
New York, New York General Obligation Bonds, Series 2003
5.750% due 03/01/2014	2,000	2,239

		55,306

North Carolina 1.8%
North Carolina State General Obligation Bonds, Series 2001
8.860% due 09/01/2017 (b)	4,000	5,226

Pennsylvania 3.1%
Pennsylvania State General Obligation Bonds, Series 2001
7.670% due 12/01/2017 (b)	6,750	7,776
Pittsburgh, Pennsylvania Water & Sewer System Authority Revenue Bonds, (FSA Insured), Series 2000
8.760% due 09/01/2021 (b)	1,000	1,085

		8,861

Puerto Rico 0.3%
Children’s Trust Fund Tobacco Settlement Revenue Bonds, Series 2000
6.000% due 07/01/2026	700	834

Rhode Island 0.8%
Rhode Island Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,725	2,253

South Carolina 2.4%
South Carolina State Public Services Authority Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 01/01/2032	2,000	1,966
South Carolina Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2002
5.000% due 10/01/2033	5,000	5,051

		7,017

Texas 11.0%
Arlington, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2000
8.560% due 02/15/2024 (b)	750	773
Canyon Independent School District Revenue Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2028	1,540	1,558
Dallas Area Rapid Transit Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 12/01/2026	2,700	2,727
Houston Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2001
8.130% due 02/15/2026 (b)	750	746
Katy Independent School District Revenue Bonds, (PSF-GTD Insured), Series 2002
5.000% due 02/15/2032	5,000	5,041
Lower Colorado River, Texas Authority Revenue Bonds, (FSA Insured), Series 2001
5.000% due 05/15/2026	$1,000	$1,010
Lubbock, Texas Health Facilities Development Revenue Bonds, Series 1998
5.250% due 07/01/2011	575	612
Pasadena, Texas General Obligation Bonds, (FGIC Insured), Series 2002
5.125% due 04/01/2024	1,755	1,804
Peaster, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
5.000% due 08/15/2031	720	727
San Antonio, Texas General Obligation Bonds, Series 2001
5.000% due 08/01/2010	2,800	3,138
Sheldon, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
5.000% due 02/15/2025	2,400	2,436
University of North Texas Revenue Bonds, (FSA Insured), Series 2003
5.000% due 04/15/2034	2,000	2,014
University of Texas Revenue Bonds, Series 2003
5.000% due 08/15/2021	6,000	6,232
5.000% due 08/15/2033	3,000	3,016

		31,834

Washington 2.5%
Energy Northwest Washington Electric Revenue Bonds, Series 2003
5.500% due 07/01/2014	1,000	1,136
King County, Washington Sewer Revenue Bonds (FGIC Insured), Series 2003
5.000% due 01/01/2035	5,000	5,034
Port of Seattle, Washington Revenue Bonds, (MBIA Insured), Series 2000
5.625% due 02/01/2024	1,000	1,042

		7,212

Washington, D.C. 0.7%
Metropolitan Washington D.C. Airport Systems Authority Revenue Bonds, Series 2002
5.250% due 10/01/2032	2,000	2,032

Wisconsin 2.5%
Wausau School District Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 03/01/2014	3,270	3,623
Wisconsin Housing & Economic Development Authority Revenue Bonds, (MBIA Insured), Series 2002
4.600% due 05/01/2011	1,150	1,209
4.700% due 11/01/2012	1,320	1,393
Wisconsin State Transportation Revenue Bonds, Series 1993
5.000% due 07/01/2011	1,000	1,112

		7,337

Total Municipal Bonds & Notes (Cost $253,855)		255,720

U.S. TREASURY OBLIGATIONS 0.2%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007	$464	$511

Total U.S. Treasury Obligations (Cost $470)		511

SHORT-TERM INSTRUMENTS 10.7%
Commercial Paper 10.6%
Fannie Mae
1.055% due 11/19/2003	7,100	7,090
1.050% due 12/03/2003	600	599
1.045% due 12/10/2003	12,600	12,574
1.047% due 12/10/2003	6,000	5,987
1.080% due 02/23/2004	3,800	3,783
1.130% due 02/25/2004	200	199
1.137% due 03/03/2004	400	398

		30,630

Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 6.250% due 11/15/2004 valued at $146. Repurchase proceeds are $141.)	141	141

Total Short-Term Instruments (Cost $30,772)		30,771

Total Investments 99.4% (Cost $285,097)		$287,002
Other Assets and Liabilities (Net) 0.6%		1,816

Net Assets 100.0%		$288,818

Notes to Schedule of Investments:

(a)	Security becomes interest bearing at a future date.

(b)	Variable rate security. The rate listed is as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

See accompanying notes I 9.30.03 I Semi-Annual Report	49

Schedule of Investments

Real Return Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)		Value (000s)

CORPORATE BONDS & NOTES 2.8%
Banking & Finance 2.2%
CIT Group, Inc.
2.360% due 01/09/2004 (a)		$15,300	$15,349
Ford Motor Credit Co.
1.740% due 01/26/2004 (a)		2,200	2,199
3.227% due 10/25/2004 (a)		1,100	1,110
General Motors Acceptance Corp.
2.088% due 01/20/2004 (a)		500	500
1.360% due 04/05/2004 (a)		400	399
1.990% due 05/17/2004 (a)		1,700	1,701
1.460% due 07/21/2004 (a)		9,300	9,275
Morgan Stanley Dean Witter & Co.
6.100% due 04/15/2006		245	268
National Australia Bank Ltd.
2.535% due 05/19/2010 (a)		200	201
Travelers Property Casualty Corp.
3.750% due 03/15/2008		800	815

			31,817

Industrials 0.1%
DaimlerChrysler North America Holding Corp.
7.750% due 06/15/2005		300	327
Fred Meyer, Inc.
7.375% due 03/01/2005		1,000	1,073
Waste Management, Inc.
7.100% due 08/01/2026		500	549

			1,949

Utilities 0.5%
British Telecom PLC
7.875% due 12/15/2005		250	280
Cleveland Electric Illuminating Co.
6.860% due 10/01/2008		640	709
Entergy Gulf States, Inc.
2.040% due 06/18/2007 (a)		5,500	5,516

			6,505

Total Corporate Bonds & Notes (Cost $39,971)			40,271

U.S. TREASURY OBLIGATIONS 130.6%
Treasury Inflation Protected Securities (c)
3.375% due 01/15/2007 (f)		253,841	279,304
3.625% due 01/15/2008		178,481	200,317
3.875% due 01/15/2009 (b)		558,569	638,253
4.250% due 01/15/2010		36,069	42,348
3.500% due 01/15/2011		55,787	63,144
3.375% due 01/15/2012 (b)		120,221	135,324
3.000% due 07/15/2012 (b)		245,431	268,901
3.625% due 04/15/2028 (b)		55,511	66,908
3.875% due 04/15/2029		151,126	190,395

Total U.S. Treasury Obligations (Cost $1,828,689)			1,884,894

MORTGAGE-BACKED SECURITIES 0.5%
Collateralized Mortgage Obligations 0.1%
Bear Stearns Adjustable Rate Mortgage Trust
4.238% due 11/25/2030 (a)		1,538	1,560

Fannie Mae 0.0%
3.160% due 09/01/2018		184	189

Government National Mortgage Association 0.4%
6.500% due 05/15/2026-03/15/2033 (d)		5,825	6,123

Total Mortgage-Backed Securities (Cost $7,808)			7,872

ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities, Inc.
1.560% due 07/25/2033 (a)		$1,728	$1,732

Total Asset-Backed Securities (Cost $1,728)			1,732

FOREIGN CURRENCY-DENOMINATED ISSUES (j)(k) 0.7%
Republic of France
3.000% due 07/25/2012 (c)	EC	7,742	9,790

Total Foreign Currency-Denominated Issues (Cost $6,982)			9,790

SHORT-TERM INSTRUMENTS 2.7%
Commercial Paper 2.5%
Danske Corp.
1.060% due 12/16/2003		$21,150	21,102
Fannie Mae
1.080% due 02/02/2004		10,900	10,859
1.135% due 02/25/2004		400	398
1.080% due 03/17/2004		1,000	995
Royal Bank of Scotland PLC
1.055% due 12/16/2003		2,500	2,494

			35,848

Repurchase Agreement 0.1%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.395% due 10/01/2004 valued at $1,258. Repurchase proceeds are $1,233.)		1,233	1,233

U.S. Treasury Bills 0.1%
1.010% due 12/11/2003-12/18/2003 (d)(e)(f)		1,800	1,796

Total Short-Term Instruments (Cost $38,879)			38,877

Total Investments 137.4% (Cost $1,924,057)			$1,983,436
Written Options (g) (0.0%) (Premiums $767)			(323)
Other Assets and Liabilities (Net) (37.4%)			(539,395)

Net Assets 100.0%			$1,443,718

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security, or a portion thereof, has been purchased on a delayed delivery basis. The aggregate payable and market value for all securities purchased on a delayed delivery basis was $565,503 and $570,428, respectively, as of September 30, 2003.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $499 as of September 30, 2003.

(f)	Securities with an aggregate market value of $1,425 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

U.S. Treasury 10-Year Note
(12/2003)—Long	548	$3,175

(g)	Premiums received on written options:

Type	Notional Amount	Premium	Value

Call—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 4.000%**
Exp. 03/03/2004	$10,000	$219	$98
Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 6.000%*
Exp. 03/05/2004	38,300	291	130
Call—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.500%**
Exp. 03/05/2004	38,300	257	95

		$767	$323

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive floating rate based on 3-month LIBOR and pay a fixed rate equal to 4.000%.
Counterparty: Lehman Brothers, Inc. Exp. 12/17/2008	$4,000	$139

(k)	Principal amount denoted in indicated currency:

EC—Euro

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	4.250	08/15/2013	$42,800	$43,889	$42,775

(j)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)

Sell	EC	7,044	11/2003	$0	$(111)	$(111)

50	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Short-Term Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 17.9%
Banking & Finance 8.4%
Associates Corp. of North America
5.750% due 11/01/2003	$300	$301
Australia & New Zealand Banking Group Ltd.
6.250% due 02/01/2004	1,900	1,930
Bear Stearns Cos., Inc.
5.125% due 02/22/2004 (a)	1,200	1,200
1.655% due 07/15/2005 (a)	8,615	8,685
CIT Group, Inc.
5.625% due 10/15/2003	3,195	3,200
5.500% due 02/15/2004	1,645	1,670
2.430% due 07/30/2004 (a)	20,800	21,003
Deutsche Telekom International Finance BV
8.250% due 06/15/2005	25,120	27,679
Duke Capital Corp.
7.250% due 10/01/2004	2,500	2,612
First Union National Bank
6.180% due 02/15/2036	600	653
Ford Motor Credit Co.
1.390% due 11/24/2003 (a)	1,500	1,500
1.530% due 01/26/2004 (a)	6,750	6,748
5.750% due 02/23/2004	2,660	2,704
1.946% due 03/08/2004 (a)	1,700	1,701
6.125% due 03/20/2004	3,000	3,056
1.360% due 04/26/2004 (a)	16,700	16,663
1.538% due 06/02/2004 (a)	5,000	4,982
1.760% due 06/21/2004 (a)	280	280
7.570% due 05/16/2005	1,000	1,006
1.550% due 06/30/2005 (a)	1,000	983
General Electric Capital Corp.
1.100% due 01/28/2004 (a)	9,080	9,082
General Motors Acceptance Corp.
4.750% due 10/15/2003 (a)	3,100	3,101
1.830% due 01/20/2004 (a)	6,900	6,906
1.360% due 04/05/2004 (a)	1,000	999
1.914% due 05/04/2004 (a)	1,700	1,702
1.830% due 05/17/2004 (a)	8,200	8,205
Lehman Brothers Holdings, Inc.
7.375% due 05/15/2004	1,020	1,057
MBNA America Bank N.A.
1.550% due 05/12/2004 (a)	1,100	1,098
National Australia Bank Ltd.
1.330% due 05/28/2004 (a)	25,000	25,003
National Rural Utilities Cooperative Finance Corp.
5.500% due 01/15/2005	1,267	1,330
Newcourt Credit Group, Inc.
7.125% due 12/17/2003	745	754
6.875% due 02/16/2005	6,550	6,995
Nisource Finance Corp.
7.500% due 11/15/2003	1,200	1,207
Nordea Bank Denmark
1.740% due 05/28/2007 (a)	6,100	6,105
Popular North America, Inc.
2.755% due 10/15/2003 (a)	3,350	3,351
Royal Bank Of Canada
1.330% due 02/27/2004 (a)	10,000	10,000
State Street Capital Trust II
1.630% due 02/15/2008 (a)	4,000	4,004
US Bank National Association
1.230% due 11/14/2003 (a)	9,000	9,001
Verizon Wireless Capital LLC
1.487% due 12/17/2003 (a)	9,435	9,441
Westpac Trust Securities NZ Ltd.
1.210% due 01/29/2004 (a)	5,000	5,000

		222,897

Industrials 4.1%
Consolidated Natural Gas Co.
7.375% due 04/01/2005	2,330	2,519
Cox Radio, Inc.
6.625% due 02/15/2006	450	487
DaimlerChrysler North America Holding Corp.
1.450% due 08/16/2004 (a)	$21,700	$21,673
7.400% due 01/20/2005	250	267
7.750% due 06/15/2005	175	191
Duke Energy Field Services LLC
7.500% due 08/16/2005	3,700	4,060
Eastman Chemical Co.
6.375% due 01/15/2004	6,300	6,379
Electric Lightwave, Inc.
6.050% due 05/15/2004	575	586
International Business Machines Corp.
6.220% due 08/01/2027	500	538
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	4,000	3,987
Kraft Foods, Inc.
1.330% due 11/26/2004 (a)	11,000	10,981
Norfolk Southern Corp.
7.875% due 02/15/2004	570	583
Raytheon Co.
5.700% due 11/01/2003	11,300	11,324
Safeway, Inc.
6.050% due 11/15/2003	1,775	1,782
TCI Communications, Inc.
8.650% due 09/15/2004	8,250	8,727
Time Warner, Inc.
7.975% due 08/15/2004	9,425	9,899
7.750% due 06/15/2005	775	846
Transocean, Inc.
9.125% due 12/15/2003	1,250	1,265
Union Pacific Corp.
6.340% due 11/25/2003	7,500	7,548
Walt Disney Co.
5.125% due 12/15/2003	1,225	1,235
4.500% due 09/15/2004	5,000	5,148
Waste Management, Inc.
6.375% due 12/01/2003	9,083	9,146

		109,171

Utilities 5.4%
AEP Texas Central Co.
3.000% due 02/15/2005	9,000	9,161
Appalachian Power Co.
4.800% due 06/15/2005	1,190	1,242
AT&T Corp.
6.375% due 03/15/2004	6,500	6,654
British Telecom PLC
2.413% due 12/15/2003 (a)	21,735	21,782
Centerior Energy Corp.
7.670% due 07/01/2004	2,700	2,811
DTE Energy Co.
6.000% due 06/01/2004	9,775	10,047
Entergy Gulf States, Inc.
8.250% due 04/01/2004	3,150	3,252
2.040% due 06/18/2007 (a)	7,450	7,472
3.600% due 06/01/2008	8,850	8,626
GTE North, Inc.
6.000% due 01/15/2004	1,000	1,014
Niagara Mohawk Power Corp.
8.000% due 06/01/2004	2,153	2,243
6.625% due 07/01/2005	2,000	2,163
Ohio Edison Co.
4.000% due 05/01/2008	6,325	6,259
Ohio Power Co.
6.730% due 11/01/2004	1,200	1,265
Pacific Gas & Electric Co.
7.958% due 10/31/2049 (a)	1,500	1,519
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	4,000	4,001
3.750% due 02/15/2006	6,467	6,585
Progress Energy, Inc.
6.550% due 03/01/2004	5,210	5,315
Sprint Capital Corp.
5.700% due 11/15/2003	19,500	19,565
5.875% due 05/01/2004	$5,000	$5,101
7.900% due 03/15/2005	9,000	9,725
TXU Corp.
8.250% due 04/01/2004	7,300	7,534

		143,336

Total Corporate Bonds & Notes (Cost $472,010)		475,404

MUNICIPAL BONDS & NOTES 0.5%
California 0.5%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	13,200	13,248

Total Municipal Bonds & Notes (Cost $13,228)		13,248

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
5.125% due 02/13/2004	3,760	3,816
6.840% due 10/20/2005	2,000	2,006
5.500% due 04/05/2006	2,000	2,045
5.250% due 03/22/2007	30,000	30,593
6.250% due 02/17/2011	6,770	6,883
6.000% due 08/15/2017	1,450	1,462
Federal Farm Credit Banks Funding Corp.
5.375% due 05/18/2006	3,000	3,077
Federal Home Loan Bank
5.500% due 01/23/2006	1,000	1,014
5.700% due 06/07/2006	9,350	9,627
4.625% due 10/17/2006	1,000	1,001
6.000% due 02/09/2009	11,000	11,183
Freddie Mac
4.050% due 06/21/2005	22,400	22,872
4.450% due 07/28/2005	10,000	10,107

Total U.S. Government Agencies (Cost $106,046)		105,686

U.S. TREASURY OBLIGATIONS 10.5%
Treasury Inflation Protected Security (c)
3.625% due 01/15/2008	67,602	75,873
3.875% due 01/15/2009	3,409	3,895
U.S. Treasury Note
1.625% due 09/30/2005	199,080	199,733

Total U.S. Treasury Obligations (Cost $278,637)		279,501

MORTGAGE-BACKED SECURITIES 18.0%
Collateralized Mortgage Obligations 10.9%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	6,600	6,532
Bank of America Mortgage Securities, Inc.
5.512% due 05/25/2032	1,973	1,991
5.776% due 10/20/2032 (a)	9,972	10,196
Bear Stearns Adjustable Rate Mortgage Trust
6.181% due 01/25/2032 (a)	217	217
6.049% due 06/25/2032 (a)	1,971	2,013
5.395% due 10/25/2032 (a)	1,756	1,810
5.674% due 02/25/2033 (a)	224	225
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2032	659	662
Countrywide Home Loans, Inc.
5.334% due 03/19/2032 (a)	1,799	1,835
6.000% due 02/25/2033	449	457
CS First Boston Mortgage Securities Corp.
1.257% due 03/25/2032 (a)	5,347	5,206
1.500% due 05/25/2032 (a)	11,727	11,737
4.982% due 11/25/2032 (a)	1,799	1,837
2.360% due 08/25/2033 (a)	6,673	6,575

See accompanying notes I 9.30.03 I Semi-Annual Report	51

Schedule of Investments (Cont.)

Short-Term Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Fannie Mae
5.750% due 12/25/2008	$10,680	$10,933
6.250% due 05/25/2027	183	183
5.500% due 07/25/2029	176	178
1.520% due 06/25/2032 (a)	335	336
6.500% due 12/25/2042	1,729	1,839
Federal Home Loan Bank
6.000% due 08/15/2026	1,284	1,292
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	2,669	2,673
1.460% due 11/15/2031 (a)	2,068	2,070
1.410% due 08/15/2032 (a)	8,228	8,129
Freddie Mac
7.250% due 06/15/2007	134	134
5.500% due 02/15/2016	2,485	2,536
5.000% due 09/15/2016	433	452
5.000% due 07/15/2021	1,448	1,449
6.650% due 07/15/2022	66	66
5.250% due 04/15/2026	1,626	1,633
6.250% due 03/15/2028	10,000	10,658
6.000% due 04/15/2028	5,076	5,126
5.750% due 06/15/2029	764	775
5.500% due 08/15/2030	46,021	46,066
Government National Mortgage Association
5.500% due 09/20/2025	4,212	4,213
1.520% due 06/20/2030 (a)	398	400
1.510% due 02/16/2032 (a)	1,737	1,740
1.610% due 04/16/2032 (a)	1,426	1,433
1.460% due 06/20/2032 (a)	1,697	1,702
GSR Mortgage Loan Trust
5.575% due 10/25/2031 (a)	998	999
6.000% due 03/25/2032	1,602	1,643
6.000% due 07/25/2032	669	670
GSRPM Mortgage Loan Trust
1.520% due 11/25/2031 (a)(i)	10,169	10,020
Impac CMB Trust
1.570% due 09/25/2033 (a)	5,596	5,604
Indymac MBS, Inc.
5.761% due 06/25/2032 (a)	816	836
Long Beach Mortgage Loan Trust
1.370% due 09/25/2031 (a)	4,669	4,666
MASTR Asset Securitization Trust
5.500% due 09/25/2033	5,208	5,284
Merrill Lynch Mortgage Investors, Inc.
6.391% due 12/25/2031 (a)	105	106
PNC Mortgage Securities Corp.
6.750% due 06/25/2016 (a)	184	183
7.500% due 02/25/2031	17	17
7.310% due 05/25/2040 (a)	129	132
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	1,210	1,230
Salomon Brothers Mortgage Securities VII, Inc.
1.490% due 04/25/2029 (a)	54	54
Sequoia Mortgage Trust
1.500% due 10/20/2027 (a)	4,473	4,499
1.470% due 07/20/2033 (a)	11,482	11,416
Structured Asset Mortgage Investments, Inc.
1.450% due 09/19/2032 (a)	8,985	8,951
Structured Asset Securities Corp.
1.560% due 06/25/2017 (a)	422	422
1.410% due 10/25/2027 (a)	3,236	3,234
1.590% due 03/25/2031 (a)	131	132
5.800% due 09/25/2031	641	647
1.400% due 02/25/2032 (a)	10,128	10,110
2.918% due 05/25/2032 (a)	2,202	2,213
1.610% due 07/25/2032 (a)	9,846	9,879
5.450% due 03/25/2033 (a)	8,564	8,590
Summit Mortgage Trust
1.868% due 04/28/2035 (a)	2,501	2,462
Wachovia Bank Commercial Mortgage Trust
1.296% due 06/15/2013 (a)	8,050	8,022
Washington Mutual Mortgage Securities Corp.
6.010% due 01/25/2031 (a)	$518	$518
5.385% due 02/25/2031 (a)	1,072	1,089
6.307% due 07/25/2032	6,561	6,716
5.211% due 10/25/2032 (a)	2,726	2,769
5.140% due 02/25/2033 (a)	10,591	10,942
5.462% due 02/25/2033 (a)	6,586	6,767
3.956% due 01/25/2041 (a)	92	91
Wells Fargo Mortgage-Backed Securities Trust
6.431% due 10/25/2031 (a)	78	78

		288,300

Fannie Mae 3.6%
3.887% due 05/01/2036 (a)	5,100	5,174
4.172% due 05/01/2036 (a)	10	11
4.266% due 11/01/2025 (a)	626	646
4.273% due 05/01/2036 (a)	638	653
5.355% due 04/01/2033 (a)	342	350
5.500% due 01/01/2017-05/01/2017 (b)	53,907	55,828
5.535% due 06/01/2032 (a)	1,228	1,289
5.601% due 12/01/2040 (a)	2,444	2,540
5.828% due 07/01/2029 (a)	319	331
6.000% due 04/01/2017-06/01/2017 (b)	12,041	12,572
6.500% due 06/01/2006	45	47
7.000% due 05/01/2004	15	15
7.109% due 11/01/2006	2,652	2,924
7.270% due 05/01/2010	1,061	1,230
7.355% due 06/01/2030 (a)	962	993
7.480% due 02/01/2010	756	883
7.500% due 05/01/2028-09/01/2030 (b)	1,649	1,768
7.796% due 05/01/2030 (a)	205	210
8.000% due 10/01/2026	657	717
9.000% due 04/01/2020-01/01/2026 (b)	843	940
9.500% due 07/01/2021-06/01/2025 (b)	835	931
6.000% due 01/01/2017	6,428	6,712

		96,764

Freddie Mac 2.6%
5.693% due 11/01/2031 (a)	6,438	6,585
6.000% due 10/01/2031-09/15/2033 (b)	49,900	51,571
6.207% due 07/01/2019 (a)	38	39
6.500% due 05/01/2006-08/01/2032 (b)	11,549	12,059

		70,254

Government National Mortgage Association 0.9%
4.000% due 09/20/2029 (a)	2,437	2,433
4.250% due 01/20/2030 (a)	163	166
4.375% due 01/20/2027 (a)	4,484	4,585
4.500% due 10/20/2029 (a)	11,888	12,099
5.750% due 07/20/2026 (a)	164	168
6.000% due 02/15/2032	379	395
6.000% due 01/15/2032	586	609
6.000% due 01/15/2032	564	586
6.000% due 03/15/2032	337	350
6.000% due 01/15/2032	615	640
6.000% due 03/15/2032	729	758
6.000% due 03/15/2032	573	596
8.500% due 12/20/2026	112	122
6.000% due 02/15/2032	390	406
8.500% due 11/20/2027	165	178

		24,091

Total Mortgage-Backed Securities (Cost $480,283)		479,409

ASSET-BACKED SECURITIES 10.6%
AFC Home Equity Loan Trust
1.420% due 12/22/2027 (a)	$292	$292
Ameriquest Mortgage Securities, Inc.
1.862% due 11/25/2019	5,177	5,184
1.520% due 02/25/2033 (a)	3,360	3,367
1.520% due 03/25/2033 (a)	2,313	2,317
Amortizing Residential Collateral Trust
1.370% due 09/25/2030 (a)	879	879
1.470% due 10/25/2031 (a)	9,368	9,371
1.320% due 11/25/2032 (a)	2,201	2,203
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	6,600	6,617
Asset-Backed Securities Corp. Home Equity Loan Trust
1.470% due 06/21/2029 (a)	51	51
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.380% due 08/21/2030 (a)	296	296
Bayview Financial Acquisition Trust
1.550% due 08/28/2034 (a)	4,781	4,794
Bear Stearns Asset-Backed Securities, Inc.
1.440% due 10/25/2032 (a)	3,676	3,682
1.560% due 03/25/2043 (a)	17,200	17,241
Capital Asset Research Funding LP
6.400% due 12/15/2004	1,832	1,860
CDC Mortgage Capital Trust
1.410% due 01/25/2033 (a)	1,646	1,645
Centex Home Equity Loan Trust
5.770% due 11/25/2027 (a)	2,047	2,064
1.360% due 03/25/2030 (a)	17,485	17,491
1.430% due 09/26/2033 (a)	5,700	5,637
Chase Funding Loan Acquisition Trust
1.270% due 12/25/2017 (a)	4,196	4,199
1.360% due 07/25/2030 (a)	2,396	2,397
1.470% due 07/25/2031 (a)	4,272	4,280
Chase Funding Mortgage Loan Asset-Backed Certificates
1.340% due 10/25/2030 (a)	261	261
CIT Group Home Equity Loan Trust
1.390% due 06/25/2033 (a)	1,492	1,492
ContiMortgage Home Equity Loan Trust
1.420% due 03/15/2024 (a)	609	609
Countrywide Asset-Backed Certificates
1.220% due 06/25/2021 (a)	2,721	2,723
1.380% due 05/25/2032 (a)	6,084	6,085
1.540% due 04/25/2033 (a)	1,594	1,597
Credit-Based Asset Servicing & Securitization LLC
1.430% due 06/25/2032 (a)	3,004	3,002
CS First Boston Mortgage Securities Corp.
1.430% due 01/25/2032 (a)	2,053	2,052
1.550% due 08/25/2032 (a)	6,831	6,847
EQCC Home Equity Loan Trust
7.067% due 11/25/2024 (a)	1,220	1,237
Financial Asset Securities Corp. AAA Trust
1.250% due 09/25/2033 (a)	7,833	7,737
First Franklin Mortgage Loan Trust Asset-Backed Certificates
1.470% due 09/25/2032 (a)	13,567	13,584
Fremont Home Loan Trust
1.460% due 02/25/2033 (a)	4,117	4,119
GMAC Mortgage Corp. Loan Trust
6.390% due 05/25/2027	1,449	1,472
Home Equity Asset Trust
1.410% due 11/25/2032 (a)	1,911	1,910
1.520% due 03/25/2033 (a)	5,036	5,045
Home Equity Mortgage Trust
1.510% due 09/25/2033 (a)	5,149	5,147
1.540% due 01/15/2034 (a)(i)	4,000	4,000
Household Mortgage Loan Trust
1.410% due 05/20/2032 (a)	2,678	2,682
Irwin Home Equity Loan Trust
1.490% due 02/25/2012 (a)	494	496
1.062% due 06/25/2028 (a)	5,042	4,975
1.400% due 06/25/2029 (a)	8,070	8,063

52	Semi-Annual Report I 9.30.03 I See accompanying notes

	Principal Amount (000s)	Value (000s)

1.390% due 07/25/2032 (a)	$5,644	$5,641
Long Beach Mortgage Loan Trust
1.470% due 03/25/2032 (a)	12,026	12,038
1.400% due 07/25/2032 (a)	1,330	1,332
1.510% due 03/25/2033 (a)	5,250	5,258
Merrill Lynch Mortgage Investors, Inc.
1.430% due 05/25/2033 (a)	1,385	1,385
1.480% due 11/25/2033 (a)	2,150	2,152
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.420% due 08/25/2030 (a)	809	798
1.460% due 08/25/2033 (a)	7,332	7,335
Morgan Stanley Dean Witter Capital I, Inc.
1.490% due 07/25/2030 (a)	5,366	5,372
1.470% due 02/25/2032 (a)	1,023	1,023
1.440% due 07/25/2032 (a)	3,623	3,622
1.420% due 09/25/2032 (a)	2,731	2,728
1.540% due 11/25/2032 (a)	2,239	2,243
Option One Mortgage Loan Trust
1.450% due 04/25/2030 (a)	74	73
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	2,137	2,140
1.760% due 08/25/2033 (a)	4,417	4,431
1.620% due 12/25/2033 (a)	7,750	7,750
Residential Asset Securities Corp.
1.230% due 05/25/2017 (a)	1,294	1,295
Salomon Brothers Mortgage Securities VII, Inc.
1.410% due 03/25/2032 (a)	4,162	4,158
Saxon Asset Securities Trust
1.720% due 12/25/2032 (a)	4,709	4,717
Specialty Underwriting & Residential Finance
1.440% due 01/25/2034 (a)	4,162	4,159
1.603% due 06/25/2034 (a)	8,744	8,738
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	9,520	9,550
WMC Mortgage Loan
1.450% due 05/15/2030 (a)	1,653	1,654

Total Asset-Backed Securities (Cost $280,651)		280,594

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar March Futures (CME)
Strike @ 96.750
Exp. 03/15/2004	1,500	9

	Principal Amount (000s)
PNC Mortgage Securities Corp. (OTC)
7.310% due 05/25/2040
Strike @ 100.000 Exp. 04/01/2005	$4,500	0

Total Purchased Put Options (Cost $23)		9

CONVERTIBLE BONDS & NOTES 0.3%
Utilities 0.3%
Time Warner, Inc.
0.000% due 12/06/2019	10,940	6,751

Total Convertible Bonds & Notes (Cost $6,751)		6,751

SHORT-TERM INSTRUMENTS 37.5%
Commercial Paper 36.8%
Anz, Inc.
1.025% due 10/02/2003	$8,200	$8,200
Danske Corp.
1.060% due 12/19/2003	70,000	69,833
Fannie Mae
0.990% due 10/01/2003	51,000	51,000
1.050% due 10/01/2003	36,900	36,900
1.010% due 10/08/2003	40,000	39,992
1.010% due 10/15/2003	20,000	19,992
1.140% due 10/15/2003	50,000	49,978
1.025% due 10/22/2003	26,600	26,584
1.030% due 10/22/2003	50,400	50,370
1.060% due 10/29/2003	40,100	40,067
1.062% due 11/19/2003	100,000	99,856
1.080% due 11/26/2003	26,500	26,455
1.080% due 02/19/2004	41,100	40,923
1.100% due 03/03/2004	22,300	22,195
1.085% due 03/10/2004	25,900	25,772
1.080% due 03/17/2004	27,500	27,358
1.095% due 03/24/2004	25,300	25,164
Federal Home Loan Bank
1.000% due 10/15/2003	55,000	54,979
1.150% due 10/29/2003	50,000	49,955
1.154% due 11/05/2003	50,000	49,944
1.075% due 03/10/2004	2,500	2,488
Freddie Mac
1.135% due 10/29/2003	60,000	59,947
General Electric Capital Corp.
1.070% due 12/16/2003	17,200	17,161
HBOS Treasury Services PLC
1.060% due 11/10/2003	35,000	34,959
1.065% due 12/23/2003	9,700	9,676
Republic of Italy
1.175% due 10/22/2003	27,800	27,781
Royal Bank of Scotland PLC
1.065% due 12/15/2003	10,300	10,277
Westpac Capital Corp.
1.020% due 11/07/2003	700	699

		978,505

U.S. Treasury Bills 0.7%
1.010% due 12/04/2003-12/18/2003 (b)(d)(e)	17,420	17,380

Total Short-Term Instruments (Cost $995,908)		995,885

Total Investments 99.3% (Cost $2,633,537)		$2,636,487
Written Options (f) (0.1%) (Premiums $8,928)		(1,465)
Other Assets and Liabilities (Net) 0.8%		21,357

Net Assets 100.0%		$2,656,379

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $11,649 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation

Eurodollar September Futures
(09/2004)—Long	823	$1,518
Eurodollar December Futures
(12/2004)—Long	172	187
U.S. Treasury 10-Year Note
(12/2003)—Long	1,914	10,723

		$12,428

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $749 as of September 30, 2003.

(f)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar March Futures
Strike @ 97.250
Exp. 03/15/2004	4,180	$3,588	$52
Put—CME Eurodollar June Futures
Strike @ 97.000
Exp. 06/14/2004	3,251	3,566	183
Put—CME Eurodollar June Futures
Strike @ 97.250
Exp. 06/14/2004	667	882	46

		$8,036	$281

Type	Notional Amount	Premium	Value

Put—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 7.000%*
Exp. 01/07/2005	$21,430	$472	$138
Call—OTC 7-Year Interest Rate Swap
Counterparty: Goldman Sachs & Co.
Strike @ 5.000%**
Exp. 01/07/2005	21,430	420	1,046
Call—OTC AOL Time Warner, Inc.
0.000% due 12/06/2019
Strike @ 63.976
Exp. 12/06/2004	10,940	0	0

		$892	$1,184

*	The Portfolio will pay a floating rate based on 3-month LIBOR.
**	The Portfolio will receive a floating rate based on 3-month LIBOR.

See accompanying notes I 9.30.03 I Semi-Annual Report	53

Schedule of Investments (Cont.)

Short-Term Portfolio

September 30, 2003 (Unaudited)

(g)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 0.350% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Chile 7.125% due 01/11/2012.
Counterparty: Credit Suisse First Boston Exp. 02/01/2004	$17,000	$6
Receive a fixed rate equal to 0.400% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	4,300	6
Receive a fixed rate equal to 0.410% and the Portfolio will pay to the counterparty at par in the event of default of General Electric Capital Corp. 5.875% due 02/15/2012.
Counterparty: Goldman Sachs & Co. Exp. 06/07/2004	10,000	15
Receive a fixed rate equal to 0.490% and the Portfolio will pay to the counterparty at par in the event of default of State of Qatar 9.750% due 06/15/2030.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2004	10,000	10
Receive a fixed rate equal to 0.500% and the Portfolio will pay to the counterparty at par in the event of default of State of Qatar 9.750% due 06/15/2030.
Counterparty: Lehman Brothers, Inc. Exp. 02/13/2004	7,000	7
Receive a fixed rate equal to 0.600% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 02/01/2004	7,500	12
Receive a fixed rate equal to 1.250% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.375% due 09/15/2016.
Counterparty: Merrill Lynch & Co., Inc. Exp. 12/22/2005	2,000	21
Receive a fixed rate equal to 1.300% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	16,900	193
Receive a fixed rate equal to 1.310% and the Portfolio will pay to the counterparty at par in the event of default of the United Mexican States 11.500% due 05/15/2026.
Counterparty: Goldman Sachs & Co. Exp. 01/02/2005	5,000	58
Receive floating rate based on 3-month LIBOR plus 0.470% and pay a fixed rate equal to 7.750%.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 06/01/2005	5,000	(478)

		$(150)

(h)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	5.500	05/15/2009	$11,300	$12,786	$12,596
U.S. Treasury Note	6.500	02/15/2010	56,810	67,433	65,761
U.S. Treasury Note	5.000	02/15/2011	28,400	31,151	30,400
U.S. Treasury Note	4.250	08/15/2013	93,710	96,093	94,021

				$207,463	$202,778

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,020, which is 0.53% of net assets.

54	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

Short-Term Portfolio II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 5.4%
Banking & Finance 2.5%
Bear Stearns Cos., Inc.
1.655% due 07/15/2005 (a)	$199	$201
CIT Group, Inc.
7.125% due 10/15/2004	189	200
Duke Capital Corp.
7.250% due 10/01/2004	700	731
Ford Motor Credit Co.
1.946% due 03/08/2004 (a)	208	208
6.125% due 03/20/2004	2,337	2,381
6.700% due 07/16/2004	120	124
General Motors Acceptance Corp.
1.914% due 05/04/2004 (a)	202	202
Pemex Project Funding Master Trust
2.778% due 01/07/2005 (a)	2,000	2,021
Popular North America, Inc.
6.625% due 01/15/2004	193	196
US Bank National Association
1.230% due 11/14/2003 (a)	200	200
Verizon Wireless Capital LLC
1.658% due 12/17/2003 (a)	200	201
Wells Fargo & Co.
1.200% due 10/01/2004 (a)	80	80

		6,745

Industrials 1.6%
Allied Waste North America, Inc.
7.375% due 01/01/2004	195	198
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	202	201
Duke Energy Field Services LLC
7.500% due 08/16/2005	420	461
Fort James Corp.
6.625% due 09/15/2004	20	21
Hilton Hotels Corp.
7.000% due 07/15/2004	198	204
International Game Technology
7.875% due 05/15/2004	191	197
Kellogg Co.
6.625% due 01/29/2004	65	66
Kerr-McGee Corp.
1.850% due 06/28/2004 (a)	200	199
MGM Mirage, Inc.
6.950% due 02/01/2005	193	202
News America Holdings
7.430% due 10/01/2026	1,500	1,762
PanAmSat Corp.
6.125% due 01/15/2005	50	51
Pioneer National Resources Co.
8.875% due 04/15/2005	189	204
Raytheon Co.
5.700% due 11/01/2003	197	197
Safeway, Inc.
6.050% due 11/15/2003	195	196
Time Warner, Inc.
7.975% due 08/15/2004	188	198
Waste Management, Inc.
6.375% due 12/01/2003	100	101
Xerox Corp.
5.500% due 11/15/2003	30	30

		4,488

Utilities 1.3%
British Telecom PLC
2.553% due 12/15/2003 (a)	199	200
Dominion Resources, Inc.
7.820% due 09/15/2004	700	739
Edison International, Inc.
6.875% due 09/15/2004	680	695
Ohio Edison Co.
4.000% due 05/01/2008	40	40
Pepco Holding, Inc.
1.930% due 11/15/2004 (a)	$1,050	$1,050
Progress Energy, Inc.
6.550% due 03/01/2004	500	510
Sprint Capital Corp.
5.875% due 05/01/2004	195	199

		3,433

Total Corporate Bonds & Notes (Cost $14,367)		14,666

MUNICIPAL BONDS & NOTES 0.0%
California 0.0%
California State Revenue Anticipation Notes, Series 2003
2.000% due 06/16/2004	100	100

Total Municipal Bonds & Notes (Cost $100)		100

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Security (b)
3.375% due 01/15/2007	6,151	6,768
3.625% due 01/15/2008	353	396
3.875% due 01/15/2009	22	26
U.S. Treasury Note
1.625% due 09/30/2005	600	602

Total U.S. Treasury Obligations (Cost $7,676)		7,792

MORTGAGE-BACKED SECURITIES 7.7%
Collateralized Mortgage Obligations 0.7%
Ameriquest Mortgage Securities, Inc.
1.600% due 02/25/2034 (a)	700	693
Bear Stearns Adjustable Rate Mortgage Trust
6.012% due 06/25/2032 (a)	43	44
CS First Boston Mortgage Securities Corp.
1.460% due 07/25/2032 (a)	50	51
Fannie Mae
1.625% due 02/25/2022 (a)	8	8
1.725% due 08/25/2022 (a)	6	6
2.125% due 08/25/2022 (a)	6	6
1.825% due 09/25/2022 (a)	6	6
1.625% due 12/25/2022 (a)	5	5
1.775% due 12/25/2022 (a)	6	6
1.975% due 02/25/2023 (a)	4	4
1.625% due 07/18/2027 (a)	41	41
1.575% due 09/17/2027 (a)	69	70
Freddie Mac
1.775% due 03/15/2020 (a)	3	3
1.525% due 01/15/2022 (a)	1	1
1.875% due 03/15/2023 (a)	9	9
Merrill Lynch Mortgage Investors, Inc.
6.379% due 12/25/2031 (a)	105	106
Structured Asset Securities Corp.
1.620% due 07/25/2032 (a)	50	50
1.400% due 01/25/2033 (a)	653	652
Wachovia Bank Commercial Mortgage Trust
1.296% due 06/15/2013 (a)	50	50

		1,811

Fannie Mae 7.0%
5.500% due 10/20/2018 (a)	18,400	19,038

Government National Mortgage Association 0.0%
3.500% due 04/20/2030 (a)	147	149

Total Mortgage-Backed Securities (Cost $20,881)		20,998

ASSET-BACKED SECURITIES 1.3%
Ameriquest Mortgage Securities, Inc.
1.530% due 02/25/2033 (a)	$336	$337
1.530% due 03/25/2033 (a)	262	262
Argent Securities, Inc.
1.570% due 09/25/2033 (a)	700	702
Asset-Backed Securities Corp. Long Beach Home Equity Loan Trust
1.380% due 08/21/2030 (a)	35	35
CDC Mortgage Capital Trust
1.460% due 01/25/2032 (a)	73	73
Centex Home Equity Loan Trust
1.430% due 09/26/2033 (a)	600	593
Chase Funding Loan Acquisition Trust
1.470% due 07/25/2031 (a)	27	27
Chase Funding Mortgage Loan Asset-Backed Certificates
1.330% due 10/25/2030 (a)	27	27
CS First Boston Mortgage Securities Corp.
1.760% due 08/25/2032 (a)	36	36
1.570% due 10/25/2032 (a)	87	87
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	41	40
Fremont Home Loan Trust
1.450% due 02/25/2033 (a)	93	93
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	447	448
Home Equity Mortgage Trust
1.950% due 01/15/2034 (a)(i)	400	400
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)	40	39
Morgan Stanley Asset-Backed Securities Capital I, Inc.
1.460% due 08/25/2033 (a)	50	50
Morgan Stanley Dean Witter Capital I, Inc.
1.490% due 07/25/2030 (a)	83	84
Novastar Home Equity Loan
1.611% due 04/25/2028 (a)	17	17
Renaissance Home Equity Loan Trust
1.560% due 08/25/2033 (a)	30	30
Saxon Asset Securities Trust
1.520% due 12/25/2032 (a)	29	29
Terwin Mortgage Trust
1.700% due 06/25/2033 (a)	45	45

Total Asset-Backed Securities (Cost $3,460)		3,454

SOVEREIGN ISSUES 1.6%
Republic of Brazil
2.125% due 04/15/2006 (a)	4,128	4,035
10.000% due 01/16/2007	50	54
United Mexican States
8.500% due 02/01/2006	150	171

Total Sovereign Issues (Cost $4,224)		4,260

CONVERTIBLE BONDS & NOTES 0.2%
Industrials 0.2%
America Online, Inc.
0.000% due 12/06/2019	1,120	691

Total Convertible Bonds & Notes (Cost $691)		691

SHORT-TERM INSTRUMENTS 88.4%
Certificates of Deposit 5.9%
Wells Fargo Bank, N.A.
1.070% due 10/06/2003	8,000	8,000
1.070% due 10/07/2003	8,000	8,000

		16,000

See accompanying notes I 9.30.03 I Semi-Annual Report	55

Schedule of Investments (Cont.)

Short-Term Portfolio II

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Commercial Paper 81.8%
Anz, Inc.
1.060% due 10/22/2003	$5,400	$5,397
Barclays U.S. Funding Corp.
1.040% due 11/19/2003	400	400
Danske Corp.
1.070% due 12/05/2003	8,000	7,984
Fannie Mae
1.010% due 10/01/2003	800	800
1.040% due 10/01/2003	20,000	20,000
1.010% due 10/08/2003	500	500
1.010% due 10/15/2003	500	500
1.065% due 11/05/2003	1,200	1,199
1.075% due 11/12/2003	1,200	1,199
1.040% due 11/21/2003	7,100	7,089
1.075% due 11/26/2003	19,000	18,968
1.050% due 12/03/2003	15,000	14,972
1.080% due 12/09/2003	1,900	1,896
1.080% due 12/15/2003	36,000	35,919
1.080% due 02/02/2004	8,500	8,468
1.080% due 02/23/2004	12,100	12,046
1.115% due 02/25/2004	10,000	9,955
1.135% due 02/25/2004	20,000	19,910
1.100% due 03/03/2004	8,000	7,962
Federal Home Loan Bank
1.045% due 10/29/2003	1,300	1,299
General Electric Capital Corp.
1.030% due 10/20/2003	400	400
1.090% due 12/09/2003	7,000	6,986
HBOS Treasury Services PLC
1.080% due 11/20/2003	6,000	5,991
1.075% due 11/21/2003	500	499
Kraft Foods, Inc.
1.940% due 02/27/2004	100	100
Rabobank Nederland
1.070% due 12/01/2003	8,000	7,985
Royal Bank of Scotland PLC
1.055% due 11/03/2003	8,000	7,992
Shell Finance (UK) PLC
1.100% due 12/01/2003	8,000	7,985
Westpac Trust Securities NZ Ltd.
1.085% due 01/28/2004	8,000	7,971

		222,372

Repurchase Agreement 0.4%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Federal Home Loan Bank 1.910% due 04/29/2005 valued at $1,205. Repurchase proceeds are $1,179.)	1,179	1,179

U.S. Treasury Bill 0.3% (c)
1.010% due 12/18/2003	695	693

Total Short-Term Instruments (Cost $240,245)		240,244

Total Investments 107.5% (Cost $291,644)		$292,205
Written Options (d) (0.0%) (Premiums $35)		(83)
Other Assets and Liabilities (Net) (7.5%)		(20,404)

Net Assets 100.0%		$271,718

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Principal amount of security is adjusted for inflation.

(c)	Securities with an aggregate market value of $693 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Euribor March Futures
(03/2005)—Long	1	$(1)
Euribor September Futures
(09/2005)—Long	220	45
Euribor Purchased Put Options
Strike @ 94.250 (12/2004)—Long	46	(1)
Euribor Written Put Options
Strike @ 97.000 (12/2004)—Short	46	14
Euribor Written Put Options
Strike @ 97.500 (12/2004)—Short	3	(1)
Eurodollar June Futures
(06/2004)—Short	1	0
Eurodollar September Futures
(09/2004)—Long	124	266
Eurodollar December Futures
(12/2004)—Long	1	1
U.S. Treasury 10-Year Note
(12/2003)—Long	174	982

		$1,305

(d)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CME Eurodollar June Futures
Strike @ 97.250
Exp. 06/14/2004	33	$35	$2

Type	Notional Amount	Premium	Value

Call—OTC Nuveen California Performance Plus Municipal Fund
7.430% due 10/01/2026
Strike @ 100.000
Exp. 10/01/2006	$1,500	$0	$81
Call—OTC AOL Time Warner, Inc.
0.000% due 12/06/2019
Strike @ 63.976
Exp. 12/06/2004	1,120	0	0

		$0	$81

(e)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unealized Appreciation/ (Depreciation)

Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 07/01/2004	$50	$0
Receive a fixed rate equal to 1.000% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Russia 5.000% due 03/31/2030.
Counterparty: Morgan Stanley Dean Witter & Co. Exp. 09/02/2004	1,500	(171)
Receive floating rate based on 3-month LIBOR plus 1.150% and pay a fixed rate equal to 7.430%.
Counterparty: Lehman Brothers, Inc. Exp. 10/12/2006	1,500	1

		$(170)

(f)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	6.500	02/15/2010	$5,820	$6,908	$6,737
U.S. Treasury Note	5.000	02/15/2011	2,900	3,181	3,104
U.S. Treasury Note	4.250	08/15/2013	8,720	8,942	8,744

				$19,031	$18,585

(g)	Foreign forward currency contracts outstanding at September 30, 2003:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Buy	EC	1,528	10/2003	$0	$(3)	$(3)
Sell		1,528	11/2003	3	0	3

				$3	$(3)	$0

(h)	Principal amount denoted in indicated currency:

EC—Euro

(i)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $400, which is 0.15% of net assets.

56	Semi-Annual Report I 9.30.03 I See accompanying notes

Schedule of Investments

U.S. Government Sector Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

CORPORATE BONDS & NOTES 3.8%
Banking & Finance 3.5%
Bear Stearns Cos., Inc.
1.560% due 06/01/2004 (a)	$2,000	$2,007
Ford Motor Credit Co.
1.602% due 04/26/2004 (a)	2,000	1,996
1.718% due 07/19/2004 (a)	1,800	1,794
1.550% due 07/18/2005 (a)	6,300	6,191
General Electric Capital Corp.
7.375% due 04/14/2004	26,300	27,121
1.408% due 09/15/2004 (a)	2,000	2,003
1.265% due 03/15/2005 (a)	36,700	36,747
General Motors Acceptance Corp.
1.830% due 01/20/2004 (a)	6,700	6,706
1.360% due 04/05/2004 (a)	800	799
Goldman Sachs Group, Inc.
1.780% due 02/11/2004 (a)	2,800	2,810
Merrill Lynch & Co., Inc.
1.420% due 03/08/2004 (a)	4,200	4,206
1.430% due 05/21/2004 (a)	2,300	2,305
National Australia Bank Ltd.
1.755% due 05/19/2010 (a)	2,500	2,509
National Rural Utilities Cooperative Finance Corp.
2.110% due 04/26/2004 (a)	6,600	6,636
5.250% due 07/15/2004	23,225	23,917
Postal Square LP
6.500% due 06/15/2022	4,431	4,972
Swedish Export Credit Corp.
3.000% due 12/29/2006	5,000	5,087
U.S. Trade Funding Corp.
4.260% due 11/15/2014	14,625	15,046
Washington Mutual Bank
1.450% due 05/14/2004 (a)	2,850	2,855

		155,707

Industrials 0.2%
DaimlerChrysler North America Holding Corp.
1.660% due 08/16/2004 (a)	7,000	6,991
Kellogg Co.
6.625% due 01/29/2004	680	691

		7,682

Utilities 0.1%
British Telecom PLC
2.435% due 12/15/2003 (a)	3,500	3,507

Total Corporate Bonds & Notes (Cost $165,819)		166,896

MUNICIPAL BONDS & NOTES 1.6%
Colorado 0.3%
Dawson Ridge Metropolitan District No. 1 General Obligation Bonds, Series 1992
0.000% due 10/01/2022	32,400	12,334
Illinois 1.3%
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033	64,000	59,563

Total Municipal Bonds & Notes (Cost $75,156)		71,897

U.S. GOVERNMENT AGENCIES 11.3%
Fannie Mae
3.600% due 10/29/2004	20,000	20,036
2.000% due 02/28/2005	20,000	20,065
6.500% due 12/12/2005	4,745	4,798
2.125% due 02/10/2006	30,705	30,905
4.500% due 10/17/2006	5,200	5,208
5.000% due 01/20/2007	19,130	19,347
5.250% due 03/22/2007	15,000	15,296
2.875% due 05/19/2008	15,000	14,793
5.250% due 01/28/2013	$2,235	$2,259
6.450% due 05/03/2017	28,115	29,950
0.000% due 10/09/2019	95,600	38,596
6.210% due 08/06/2038	36,277	40,587
Federal Farm Credit Banks Funding Corp.
5.100% due 10/15/2012	2,000	2,043
7.350% due 05/08/2030	3,000	3,794
Federal Home Loan Bank
4.020% due 02/25/2005	2,000	2,024
5.500% due 04/17/2006	20,000	21,772
4.000% due 12/28/2007	500	511
3.750% due 04/15/2008	183,950	186,182
5.480% due 01/08/2009	9,875	10,949
5.863% due 04/22/2009	2,400	2,707
5.120% due 01/10/2013	5,000	5,107
Freddie Mac
3.250% due 11/15/2004	4,000	4,089
4.650% due 11/06/2006	3,865	3,878
4.000% due 02/20/2007	1,000	1,011
8.000% due 01/23/2017	900	917
4.000% due 02/13/2017	6,000	6,049
Housing Urban Development
4.930% due 08/01/2014 (j)	4,000	3,991
Tennesee Valley Authority
6.875% due 12/15/2043	500	525

Total U.S. Government Agencies (Cost $481,716)		497,389

U.S. TREASURY OBLIGATIONS 8.0%
Treasury Inflation Protected Securities (c)
3.625% due 01/15/2008	6,147	6,899
3.500% due 01/15/2011	2,219	2,512
3.000% due 07/15/2012	102,175	111,945
U.S. Treasury Bonds
5.500% due 08/15/2028	16,400	17,572
5.250% due 11/15/2028	26,000	26,945
U.S. Treasury Note
4.750% due 11/15/2008	6,000	6,537
U.S. Treasury Strip
0.000% due 05/15/2017	344,200	177,291

Total U.S. Treasury Obligations (Cost $335,131)		349,701

MORTGAGE-BACKED SECURITIES 12.5%
Collateralized Mortgage Obligations 11.0%
ABN AMRO Mortgage Corp.
6.500% due 01/25/2017	609	616
Bank of America Mortgage Securities, Inc.
5.747% due 10/20/2032 (a)	8,106	8,289
Bear Stearns Adjustable Rate Mortgage Trust
6.147% due 01/25/2032 (a)	287	286
6.067% due 02/25/2032 (a)	705	707
6.023% due 06/25/2032 (a)	1,135	1,160
5.377% due 02/25/2033 (a)	4,499	4,553
5.415% due 03/25/2033 (a)	735	758
5.218% due 04/25/2033 (a)	5,080	5,238
5.468% due 04/25/2033 (a)	4,651	4,746
Bear Stearns ALT-A Trust
1.410% due 10/25/2033 (a)(j)	38,000	37,998
Citicorp Mortgage Securities, Inc.
5.750% due 02/25/2033	1,400	1,438
Countrywide Home Loans
6.250% due 05/25/2014	1,030	1,035
Countrywide Home Loans, Inc.
5.345% due 09/19/2032 (a)	2,576	2,639
6.000% due 02/25/2033	22,438	22,855
CS First Boston Mortgage Securities Corp.
1.117% due 03/25/2032 (a)	6,579	6,406
5.730% due 05/25/2032 (a)	844	866
5.809% due 06/25/2032 (a)	1,848	1,877
5.500% due 09/25/2032	$836	$844
6.000% due 01/25/2033	1,590	1,602
1.585% due 04/25/2033 (a)	4,874	4,901
1.660% due 08/25/2033 (a)	22,959	22,621
Fannie Mae
1.575% due 08/25/2021 (a)	222	223
1.575% due 03/25/2022 (a)	328	330
1.825% due 04/25/2022 (a)	248	251
1.725% due 08/25/2022 (a)	205	204
6.000% due 12/25/2024	1,635	1,644
6.250% due 05/25/2027	78	78
6.000% due 12/25/2028	657	667
2.220% due 04/25/2032 (a)	5,607	5,683
1.520% due 11/25/2032 (a)	6,569	6,579
1.240% due 06/25/2033 (a)	19,496	19,497
Federal Agricultural Mortgage Corp.
7.238% due 07/25/2011 (a)	3,232	3,528
First Republic Mortgage Loan Trust
1.440% due 06/25/2030 (a)	3,559	3,564
1.370% due 11/15/2030 (a)	3,939	3,978
Freddie Mac
5.000% due 12/15/2012	2,680	2,699
6.000% due 02/15/2015	4,139	4,213
5.500% due 11/15/2015	791	811
5.000% due 09/15/2016	3,403	3,549
6.000% due 08/15/2025	631	634
6.000% due 11/15/2025	8,896	9,019
5.250% due 04/15/2026	2,534	2,545
1.825% due 02/15/2027 (a)	136	137
6.000% due 03/15/2027	2,801	2,827
6.500% due 11/15/2027	829	831
6.000% due 04/15/2028	8,150	8,339
5.625% due 07/15/2028	3,009	3,044
6.000% due 01/15/2029	407	414
5.750% due 06/15/2029	2,121	2,153
1.680% due 06/15/2030 (a)	774	782
1.863% due 10/25/2030 (a)	7,866	7,861
5.700% due 02/15/2031	780	800
5.750% due 05/15/2031	4,816	4,860
6.000% due 12/15/2031	3,109	3,139
6.000% due 08/15/2032	5,606	5,670
Government National Mortgage Association
8.500% due 03/20/2025	353	384
5.000% due 08/20/2033	6,025	4,921
GS Mortgage Securities Corp. II
6.860% due 07/13/2030	49,120	49,607
Impac CMB Trust
1.520% due 07/25/2033 (a)	1,631	1,633
Indymac MBS, Inc.
5.500% due 07/25/2033	24,175	24,786
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,203	3,250
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032 (a)(j)	2,790	2,826
Nomura Asset Acceptance Corp.
2.420% due 09/25/2028	20,036	19,966
Norwest Asset Securities Corp.
6.500% due 09/25/2014	1,202	1,217
Residential Funding Mortgage Securities I, Inc.
7.500% due 04/25/2027	96	96
6.500% due 03/25/2032	2,241	2,278
Sequoia Mortgage Trust
1.460% due 06/20/2032 (a)	3,765	3,744
1.470% due 07/20/2033 (a)	16,096	16,004
Small Business Administration
8.017% due 02/10/2010	9,128	10,359
7.449% due 08/01/2010	1,798	2,006
5.136% due 08/10/2013 (j)	30,000	31,083
4.875% due 09/01/2013 (j)	2,700	2,762
5.240% due 08/01/2023	6,369	6,583
Structured Asset Mortgage Investments, Inc.
5.997% due 03/25/2032 (a)	2,867	2,949

See accompanying notes I 9.30.03 I Semi-Annual Report	57

Schedule of Investments (Cont.)

U.S. Government Sector Portfolio

September 30, 2003 (Unaudited)

	Principal Amount (000s)	Value (000s)

Structured Asset Securities Corp.
1.620% due 07/25/2032 (a)	$13,631	$13,674
1.852% due 07/25/2032 (a)	4,353	4,388
1.620% due 06/25/2033 (a)	515	515
1.620% due 05/25/2032 (a)	14,250	14,299
United Mortgage Securities Corp.
4.722% due 06/25/2032 (a)	2,206	2,213
Washington Mutual Mortgage Securities Corp.
6.000% due 03/25/2017	751	773
1.585% due 01/25/2033 (a)	545	546
5.140% due 02/25/2033 (a)	351	363
5.450% due 02/25/2033 (a)	4,116	4,229
5.060% due 05/25/2033 (a)	6,231	6,400
3.363% due 02/27/2034 (a)	4,776	4,835
3.859% due 01/25/2041 (a)	1,069	1,066

		481,743

Fannie Mae 0.3%
3.190% due 06/01/2021 (a)	7,809	7,978
3.559% due 07/01/2018 (a)	1,814	1,867
3.888% due 12/01/2022 (a)	158	164
5.696% due 09/01/2026 (a)	2,419	2,416
6.000% due 12/01/2022-09/01/2033 (d)	1,410	1,461
7.127% due 01/01/2029 (a)	591	602

		14,488

Freddie Mac 0.6%
6.500% due 08/01/2032	23,272	24,306
7.000% due 12/01/2031	783	827

		25,133

Government National Mortgage Association 0.6%
4.250% due 02/20/2030 (a)	9,966	10,144
4.375% due 02/20/2024-02/20/2026 (a) (d)	2,907	2,976
5.000% due 05/20/2030 (a)	2,384	2,419
5.375% due 04/20/2023- 05/20/2023 (a) (d)	2,231	2,288
5.625% due 10/20/2023- 10/20/2024 (a) (d)	596	620
5.750% due 07/20/2025- 08/20/2026 (a) (d)	4,652	4,756
6.500% due 04/15/2029- 01/15/2033 (d)	3,283	3,450

		26,653

Total Mortgage-Backed Securities (Cost $546,965)		548,017

ASSET-BACKED SECURITIES 5.9%
ACE Securities Corp.
1.692% due 06/25/2032 (a)	5,064	5,067
Advanta Revolving Home Equity Loan Trust
1.480% due 01/25/2024 (a)	527	528
Ameriquest Mortgage Securities, Inc.
1.530% due 03/25/2033 (a)	12,656	12,680
Asset-Backed Securities Corp. Home Equity Loan Trust
1.380% due 06/15/2031 (a)	6,215	6,217
Bayview Financial Acquisition Trust
1.550% due 08/28/2034 (a)	4,059	4,069
Bear Stearns Asset-Backed Securities Trust
6.000% due 11/25/2032	29,033	29,611
Countrywide Asset-Backed Certificates
1.230% due 09/25/2033 (a)	6,604	6,602
CS First Boston Mortgage Securities Corp.
1.600% due 12/15/2030 (a)	395	396
1.430% due 01/25/2032 (a)	1,340	1,339
1.760% due 08/25/2032 (a)	6,670	6,685
DaimlerChrysler Auto Trust
2.900% due 12/06/2004	683	685
Financial Asset Securities Corp. AAA Trust
1.310% due 09/25/2033 (a)	4,051	4,001
Home Equity Asset Trust
1.530% due 03/25/2033 (a)	$18,622	$18,656
Home Equity Mortgage Trust
1.720% due 09/25/2033 (a)	6,023	6,020
Household Automotive Trust
2.750% due 05/17/2005	3,442	3,451
Household Home Equity Loan Trust
7.210% due 10/20/2030	4,023	4,199
Household Mortgage Loan Trust
1.420% due 05/20/2032 (a)	4,646	4,653
Irwin Home Equity Loan Trust
1.630% due 06/25/2028 (a)	8,915	8,796
Los Angeles Arena Funding LLC
7.656% due 12/15/2021	97	103
Long Beach Mortgage Loan Trust
1.520% due 03/25/2033 (a)	7,092	7,102
1.190% due 08/25/2033	20,125	20,135
Merrill Lynch & Co., Inc.
1.480% due 06/25/2033 (a)	11,031	11,040
Morgan Stanley Dean Witter Capital I, Inc.
1.480% due 07/25/2030 (a)	6,877	6,884
1.440% due 07/25/2032 (a)	5,610	5,608
Novastar Home Equity Loan
1.632% due 01/25/2031 (a)	3,999	4,008
NPF XII, Inc.
6.587% due 12/01/2003 (a)(b)(j)	10,000	1,700
Renaissance Home Equity Loan Trust
1.460% due 08/25/2032 (a)	415	416
1.620% due 12/25/2033 (a)	9,100	9,099
Residential Asset Securities Corp.
1.370% due 04/25/2032 (a)	12,928	12,939
Residential Funding Mortgage Securities II, Inc.
4.130% due 07/25/2011	3,733	3,737
Salomon Brothers Mortgage Securities VII, Inc.
1.410% due 03/25/2032 (a)	3,153	3,150
Saxon Asset Securities Trust
1.200% due 03/25/2018 (a)	21,262	21,017
1.520% due 12/25/2032 (a)	7,691	7,705
Specialty Underwriting & Residential Finance
1.440% due 06/25/2034 (a)	3,400	3,398
Terwin Mortgage Trust
1.700% due 09/25/2033 (a)	11,222	11,258
Vanderbilt Acquisition Loan Trust
3.280% due 01/07/2013	1,802	1,818
WFS Financial Owner Trust
2.820% due 05/20/2005	3,439	3,450

Total Asset-Backed Securities (Cost $266,892)		258,222

SUPRANATIONAL 1.1%
International Bank for Reconstruction & Development
3.500% due 10/22/2004	17,000	17,406
7.625% due 01/19/2023	23,400	30,414

Total Supranational (Cost $46,997)		47,820

PURCHASED PUT OPTIONS 0.0%
	# of Contracts
Eurodollar December Futures (CME)
Strike @ 98.500
Exp. 12/15/2003	4,000	50
Strike @ 98.000
Exp. 12/15/2003	2,890	18
Eurodollar June Futures (CME)
Strike @ 97.750
Exp. 06/14/2004	1,500	197

Total Purchased Put Options (Cost $536)		265

SHORT-TERM INSTRUMENTS 51.6%
Certificates of Deposit 2.3%
Wells Fargo Bank, N.A.
1.070% due 10/07/2003	$50,000	$50,000
1.060% due 10/14/2003	50,000	50,000

		100,000

Commercial Paper 37.9%
Fannie Mae
1.050% due 10/01/2003	35,500	35,500
1.070% due 12/10/2003	200,000	199,578
1.051% due 12/17/2003	100,000	99,768
1.055% due 12/17/2003	150,000	149,652
1.080% due 02/02/2004	100,000	99,622
1.080% due 02/19/2004	90,800	90,409
1.080% due 02/24/2004	77,000	76,657
1.100% due 03/03/2004	209,600	208,613
1.085% due 03/10/2004	165,600	164,784
1.090% due 03/10/2004	50,000	49,753
1.080% due 03/17/2004	100,000	99,485
Federal Home Loan Bank
1.074% due 03/24/2004	100,000	99,463
General Electric Capital Corp.
1.020% due 12/16/2003	26,500	26,439
1.020% due 12/17/2003	26,500	26,439
HBOS Treasury Services PLC
1.065% due 12/23/2003	50,000	49,875
KFW International Finance, Inc.
1.020% due 10/07/2003	44,100	44,093
1.060% due 12/23/2003	27,300	27,231
Royal Bank of Scotland PLC
1.020% due 10/16/2003	40,000	39,983
Westpac Capital Corp.
1.020% due 11/07/2003	78,000	77,918

		1,665,262

Repurchase Agreement 2.2%
State Street Bank
0.800% due 10/01/2003 (Dated 09/30/2003. Collateralized by Fannie Mae 1.875% due 01/15/2005 valued at $20,401, Freddie Mac 1.750% due 05/15/2005 valued at $51,004 and Federal Home Loan Bank 3.250% due 08/15/2005 valued at $25,502. Repurchase proceeds are $95,002.)	95,000	95,000

U.S. Treasury Bills 9.2%
2.173% due 07/31/2005-08/15/2006 (d)(e)(f)	260,000	405,783

Total Short-Term Instruments (Cost $2,261,887)		2,266,045

Total Investments 95.8% (Cost $4,181,099)		$4,206,252
Written Options (g) (0.3%) (Premiums $16,102)		(11,877)
Other Assets and Liabilities (Net) 4.5%		198,645

Net Assets 100.0%		$4,393,020

58	Semi-Annual Report I 9.30.03 I See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Variable rate security. The rate listed is as of September 30, 2003.

(b)	Security is in default.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities are grouped by coupon or range of coupons and represent a range of maturities.

(e)	Security, or a portion thereof, has been pledged as collateral for swap and swaption contracts. The aggregate market value for all securities pledged as collateral was $33,195 as of September 30, 2003.

(f)	Securities with an aggregate market value of $81,915 have been segregated with the custodian to cover margin requirements for the following open futures contracts at September 30, 2003:

Type	# of Contracts	Unrealized Appreciation/ (Depreciation)

Eurodollar March Futures
(03/2005)—Long	1,481	$2,287
Eurodollar June Futures
(06/2005)—Long	1,577	1,979
Eurodollar September Futures
(09/2005)—Long	1,481	3,866
Eurodollar December Futures
(12/2004)—Long	1,481	2,245
U.S. Treasury 2-Year Note
(12/2003)—Long	2,200	6,343
U.S. Treasury 5-Year Note
(12/2003)—Long	4,659	16,850
U.S. Treasury 10-Year Note
(12/2003)—Long	10,661	46,933
U.S. Treasury 30-Year Note
(12/2003)—Short	920	(902)

		$79,601

(g)	Premiums received on written options:

Type	# of Contracts	Premium	Value

Put—CBOT U.S. Treasury Note December Futures
Strike @ 106.000*
Exp. 11/22/2003	1,540	$1,582	$145
Put—CBOT U.S. Treasury Note December Futures
Strike @ 105.000*
Exp. 11/22/2003	1,065	1,178	83

		$2,760	$228

Type	Notional Amount	Premium	Value

Put—OTC 5-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 3.250%*
Exp. 03/03/2004	$242,500	$6,345	$6,130
Put—OTC 5-Year Interest Rate Swap
Counterparty: Bank of America, N.A.
Strike @ 3.250%*
Exp. 03/03/2004	60,500	1,997	1,529
Put—OTC 10-Year Interest Rate Swap
Counterparty: Lehman Brothers, Inc.
Strike @ 5.250%*
Exp. 07/19/2004	80,000	2,530	1,995
Put—OTC 10-Year Interest Rate Swap
Counterparty: J.P. Morgan Chase & Co.
Strike @ 5.250%*
Exp. 07/19/2004	80,000	2,470	1,995

		$13,342	$11,649

*	The Portfolio will pay a floating rate based on 3-month LIBOR.

(h)	Swap agreements outstanding at September 30, 2003:

Type	Notional Amount	Unrealized Appreciation

Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Bank of America, N.A. Exp. 09/01/2009	$200,000	$4,567
Receive a fixed rate equal to 4.000% and pay floating rate based on 3-month LIBOR.
Counterparty: Goldman Sachs & Co. Exp. 09/01/2009	413,000	9,315

		$13,882

(i)	Short sales open at September 30, 2003 were as follows:

Type	Coupon (%)	Maturity	Par	Value	Proceeds

U.S. Treasury Note	3.625	05/15/2013	$311,300	$305,646	$298,552

(j)	Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $80,360, which is 1.83% of net assets.

See accompanying notes I 9.30.03 I Semi-Annual Report	59

Notes to Financial Statements

September 30, 2003 (Unaudited)

1. Organization

PIMCO Funds: Pacific Investment Management Series (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company. The Trust currently consists of 50 separate investment Funds (the “Funds”). The Asset-Backed Securities, Emerging Markets, High Yield, International, Investment Grade Corporate, Mortgage, Municipal Sector, Real Return, Short-Term, Short-Term II and U.S. Government Sector Portfolios (the “Portfolios”) are series of the Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange on each day the New York Stock Exchange is open, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The prices used by the Portfolios may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the New York Stock Exchange. Fair valuation may be used if significant events occur after the close of the relevant markets and prior to the close of regular trading on the New York Stock Exchange that materially affect the values of such securities or financial instruments.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydowns gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income in the Statements of Operations.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Portfolio are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Delayed Delivery Transactions. Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolios to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolios will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolios assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolios may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolios have sold a security on a delayed delivery basis, the Portfolios do not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolios in the same matter as forward currency contracts discussed below.

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to

60	Semi-Annual Report I 9.30.03

interest income in the Statements of Operations. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio’s right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs. The Portfolio will designate assets determined to be liquid by PIMCO or otherwise cover its obligations under financing transactions. As of September 30, 2003, there were no outstanding financing transactions.

Foreign Currency. The accounting records of the Portfolios are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Transactions. Certain Portfolios may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Portfolio’s securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Portfolio’s Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. Certain Portfolios are authorized to enter into futures contracts. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolios may be required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolios. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity.

Loan Agreements. Certain Portfolios may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Portfolio purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts. Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Portfolio as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Certain Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included

9.30.03 I Semi-Annual Report	61

in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

Reverse Repurchase Agreements. Certain Portfolios are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Portfolio sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Portfolio may decline below the repurchase price of the security. The Portfolios will segregate assets determined to be liquid by PIMCO or otherwise cover its obligations under reverse repurchase agreements.

Short Sales. Certain Portfolios have entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swap Agreements. Certain Portfolios may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are marked to market daily based upon quotations from market makers and vendors and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of miscellaneous income on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO) is a majority-owned subsidiary of Allianz Dresdner Asset Management of America L.P. (formerly PIMCO Advisors L.P.) and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.02% for all Portfolios.

Administration Fee. PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio’s average daily net assets. The Administration Fee is charged at the annual rate of 0.10% for the International and Emerging Markets Portfolios; and 0.03% for all other Portfolios.

62	Semi-Annual Report I 9.30.03

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of the Portfolio’s administrative fees to the extent that the payment of each Portfolio’s pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points (calculated as a percentage of each Portfolio’s average daily net assets).

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $60,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated pro-rata to each Portfolio of the Trust according to its respective net assets.

Distributor. PIMCO Advisors Distributors LLC (“PAD”), is an indirect wholly-owned subsidiary of Allianz Dresdner Asset Management of America L.P. and serves as the distributor of the Trust’s shares.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2003, were as follows (amounts in thousands):

	U.S Government/Agency		All Other
	Purchases	Sales	Purchases	Sales

Asset-Backed Securities Portfolio	$601,918	$584,368	$138,377	$94,905
Emerging Markets Portfolio	0	0	2,171,272	2,640,442
High Yield Portfolio	0	0	174,366	356,999
International Portfolio	150,147	347,701	15,275,812	22,057,176
Investment Grade Corporate Portfolio	45,407	45,178	1,286,314	3,367,930
Mortgage Portfolio	43,040,841	39,664,891	233,472	311,518
Municipal Sector Portfolio	0	0	81,139	60,757
Real Return Portfolio	3,220,643	1,971,200	9,685	3,438
Short-Term Portfolio	2,191,426	1,662,167	534,021	231,766
Short-Term Portfolio II	95,722	68,753	22,134	6,137
U.S. Government Sector Portfolio	16,199,077	17,147,560	709,549	52,794

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

	Asset-Backed Securities Portfolio	High Yield Portfolio	International Portfolio	Investment Grade Corporate Portfolio	Real Return Portfolio	Short-Term Portfolio	Short-Term Portfolio II	U.S. Government Sector Portfolio
	Premium
Balance at 03/31/2003	$566	$1,470	$3,991	$327	$342	$15,332	$98	$28,486
Sales	0	356	673	327	936	1,400	0	24,210
Closing Buys	0	(567)	(953)	0	0	(7,804)	(63)	(27,056)
Expirations	0	(159)	0	(327)	(511)	0	0	(9,538)

Balance at 09/30/2003	$566	$1,100	$3,711	$327	$767	$8,928	$35	$16,102

9.30.03 I Semi-Annual Report	63

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Asset-Backed Securities Portfolio				Emerging Markets Portfolio				High Yield Portfolio
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	3,932	$43,276	20,935	$231,826	10,255	$127,882	53,811	$593,223	8,057	$65,700	41,585	$306,180

Issued as reinvestment of distributions	394	4,326	1,074	11,878	3,276	41,396	9,199	99,402	1,579	12,966	3,649	27,293

Cost of shares redeemed	(3,834)	(42,365)	(12,307)	(137,052)	(41,653)	(522,448)	(42,407)	(461,159)	(34,208)	(275,016)	(41,952)	(320,767)

Net increase (decrease) resulting from Portfolio share transactions	492	$5,237	9,702	$106,652	(28,122)	$(353,170)	20,603	$231,466	(24,572)	$(196,350)	3,282	$12,706

	International Portfolio				Investment Grade Corporate Portfolio				Mortgage Portfolio
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	145,493	$1,076,930	247,010	$1,655,799	37,603	$430,926	215,766	$2,261,400	291,693	$3,166,389	773,111	$8,560,232

Issued as reinvestment of distributions	0	0	24,484	165,090	9,469	109,526	45,730	475,470	10,694	116,132	54,716	599,868

Cost of shares redeemed	(229,937)	(1,692,757)	(338,118)	(2,344,123)	(233,442)	(2,654,218)	(342,749)	(3,536,495)	(245,527)	(2,670,615)	(704,826)	(7,738,491)

Net increase (decrease) resulting from Portfolio share transactions	(84,444)	$(615,827)	(66,624)	$(523,234)	(186,370)	$(2,113,766)	(81,253)	$(799,625)	56,860	$611,906	123,001	$1,421,609

	Municipal Sector Portfolio				Real Return Portfolio				Short-Term Portfolio
	Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	7,815	$79,450	41,579	$437,513	79,017	$898,993	85,495	$937,948	176,503	$1,740,238	621,815	$6,106,242

Issued as reinvestment of distributions	554	5,684	1,189	12,310	1,191	13,922	1,774	19,526	2,509	24,720	4,124	40,488

Cost of shares redeemed	(4,697)	(47,970)	(31,890)	(343,761)	(14,760)	(170,894)	(39,140)	(433,381)	(156,964)	(1,548,206)	(390,245)	(3,837,601)

Net increase resulting from Portfolio share transactions	3,672	$37,164	10,877	$106,062	65,448	$742,021	48,129	$524,093	22,048	$216,752	235,694	$2,309,129

	Short-Term Portfolio II				U.S. Government Sector Portfolio
	Six Months Ended 09/30/2003		Period from 03/17/2003 to 03/31/2003		Six Months Ended 09/30/2003		Year Ended 03/31/2003
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold	24,851	$250,000	2,006	$20,061	335,698	$3,683,990	561,101	$6,094,130

Issued as reinvestment of distributions	38	378	0	0	5,416	59,783	19,121	206,966

Cost of shares redeemed	0	0	0	0	(350,131)	(3,824,760)	(228,180)	(2,473,983)

Net increase (decrease) resulting from Portfolio share transactions	24,889	$250,378	2,006	$20,061	(9,017)	$(80,987)	352,042	$3,827,113

64	Semi-Annual Report I 9.30.03

7. Federal Income Tax Matters

At September 30, 2003, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Asset-Backed Securities Portfolio	$3,160	$(6,383)	$(3,223)
Emerging Markets Portfolio	52,907	(854)	52,053
High Yield Portfolio	14,796	(4,165)	10,631
International Portfolio	65,837	(1,695)	64,142
Investment Grade Corporate Portfolio	182,150	(70,001)	112,149
Mortgage Portfolio	153,953	(139,991)	13,962
Municipal Sector Portfolio	5,950	(4,045)	1,905
Real Return Portfolio	59,402	(23)	59,379
Short-Term Portfolio	6,256	(3,306)	2,950
Short-Term Portfolio II	591	(30)	561
U.S. Government Sector Portfolio	41,606	(16,453)	25,153

9.30.03 I Semi-Annual Report	65

Trustees and Officers

Brent R. Harris, Chairman and Trustee

R. Wesley Burns, President and Trustee

E. Philip Cannon, Trustee

Vern O. Curtis, Trustee

J. Michael Hagan, Trustee

William J. Popejoy, Trustee

Garlin G. Flynn, Secretary

John P. Hardaway, Treasurer

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Advisors Distributors LLC

840 Newport Center Drive

Newport Beach, CA 92660

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services-Midwest (formerly “National Financial Data Services”)

330 W. 9th Street, 5th Floor

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Auditors

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the Private Account Portfolio Series of the PIMCO Funds: Pacific Investment Management Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.

840 Newport Center Drive

Newport Beach, CA 92660

Item 2.	Code of Ethics—not applicable

Item 3.	Audit Committee Financial Expert—not applicable

Item 4.	Principal Accountant Fees and Services—not applicable

Item 5.	Audit Committee of Listed Registrants—not applicable

Item 6.	(Reserved)

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable

Item 8.	(Reserved)

Item 9.	Controls and Procedures

(a) The Chairman of the Board, President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the Fund’s most recent fiscal half-year (the Fund’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 10.	Exhibits

(a) Not applicable

(b) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds: Pacific Investment Management Series

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President

Date:	December 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. WESLEY BURNS
R. Wesley Burns
President

Date:	December 2, 2003

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer

Date:	December 2, 2003